UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022-June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.8%
Basic Materials - 1.4%
Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$2,600,000	$2,142,168
3.950% due 09/10/50 ~	1,500,000	1,152,873
4.750% due 03/16/52 ~	1,750,000	1,506,842
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	700,000	564,847
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	1,350,000	1,262,668

		6,629,398

Communications - 3.5%
AT&T, Inc. 3.500% due 09/15/53	2,953,000	2,243,350
3.850% due 06/01/60	1,900,000	1,471,889
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500% due 06/01/41	1,400,000	982,062
3.850% due 04/01/61	2,800,000	1,846,817
Cox Communications, Inc. 1.800% due 10/01/30 ~	1,000,000	792,025
Expedia Group, Inc. 4.625% due 08/01/27	2,000,000	1,923,410
Rogers Communications, Inc. (Canada) 4.550% due 03/15/52 ~	2,200,000	1,937,134
Sprint Communications, Inc. 6.000% due 11/15/22	1,000,000	1,007,358
T-Mobile USA, Inc. 2.250% due 02/15/26	1,000,000	901,753
2.250% due 11/15/31	1,000,000	812,573
3.375% due 04/15/29	600,000	526,743
Verizon Communications, Inc. 1.680% due 10/30/30	1,200,000	968,315
3.400% due 03/22/41	1,800,000	1,468,508

		16,881,937

Consumer, Cyclical - 6.4%
American Airlines Pass-Through Trust Class A 2.875% due 01/11/36	975,000	833,319
American Airlines Pass-Through Trust Class AA 3.600% due 03/22/29	1,359,995	1,262,270
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	650,000	544,291
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,000,000	1,714,340
British Airways Pass-Through Trust Class A (United Kingdom) 3.350% due 12/15/30 ~	1,097,168	958,123
4.625% due 12/20/25 ~	633,631	624,975
British Airways Pass-Through Trust Class AA (United Kingdom) 3.300% due 12/15/32 ~	2,657,031	2,374,498
Continental Airlines Pass-Through Trust Class A 4.000% due 10/29/24	1,152,549	1,108,693
Delta Air Lines Pass-Through Trust Class AA 3.625% due 01/30/29	286,883	272,018
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/25 ~	2,000,000	1,945,222
Ferguson Finance PLC (United Kingdom) 4.250% due 04/20/27 ~	1,150,000	1,119,261

	Principal Amount	Value
Ford Motor Credit Co. LLC 2.300% due 02/10/25	$325,000	$292,531
3.375% due 11/13/25	1,050,000	948,801
4.542% due 08/01/26	1,550,000	1,421,057
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	900,000	807,763
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875% due 07/01/31 ~	1,450,000	1,109,014
Kohl’s Corp. 3.375% due 05/01/31	1,750,000	1,519,684
Lowe’s Cos., Inc. 4.450% due 04/01/62	1,500,000	1,283,860
Magallanes, Inc. 5.050% due 03/15/42 ~	1,250,000	1,065,416
Marriott International, Inc. 2.750% due 10/15/33	1,750,000	1,378,425
Meritage Homes Corp. 3.875% due 04/15/29 ~	1,875,000	1,557,750
MGM Resorts International 6.000% due 03/15/23	1,200,000	1,199,358
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	1,000,000	870,040
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	2,500,000	2,380,588
United Airlines Pass-Through Trust Class A 2.900% due 05/01/28	361,793	318,584
United Airlines Pass-Through Trust Class AA 4.150% due 08/25/31	597,249	562,800
US Airways Pass-Through Trust Class A 4.625% due 12/03/26	901,768	830,633

		30,303,314

Consumer, Non-Cyclical - 5.8%
AmerisourceBergen Corp. 2.700% due 03/15/31	3,500,000	3,002,251
Amgen, Inc. 3.150% due 02/21/40	1,250,000	990,304
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	2,500,000	2,071,762
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	2,546,289
BAT Capital Corp. (United Kingdom) 5.650% due 03/16/52	1,050,000	908,238
Block, Inc. 2.750% due 06/01/26 ~	2,000,000	1,779,540
Centene Corp. 2.450% due 07/15/28	750,000	627,551
Humana, Inc. 3.950% due 03/15/27	1,000,000	981,751
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.000% due 05/15/32 ~	1,500,000	1,154,191
6.500% due 12/01/52 ~	2,500,000	2,371,088
Keurig Dr Pepper, Inc. 4.500% due 04/15/52	1,250,000	1,104,843
Kraft Heinz Foods Co. 4.375% due 06/01/46	3,700,000	3,089,461
Sysco Corp. 3.150% due 12/14/51	900,000	645,552
UnitedHealth Group, Inc. 4.750% due 05/15/52	2,000,000	2,002,335
Universal Health Services, Inc. 2.650% due 10/15/30 ~	2,000,000	1,601,519
2.650% due 01/15/32 ~	1,050,000	818,526

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Viatris, Inc. 3.850% due 06/22/40	$2,750,000	$1,951,905

		27,647,106

Energy - 4.2%
Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39	1,900,000	1,502,878
Cheniere Energy Partners LP 4.500% due 10/01/29	1,500,000	1,342,013
Diamondback Energy, Inc. 4.250% due 03/15/52	1,350,000	1,122,742
Energy Transfer LP 4.750% due 01/15/26	4,100,000	4,089,824
5.000% due 05/15/44	1,550,000	1,297,002
6.500% due 11/15/26	1,000,000	886,418
Enterprise Products Operating LLC 3.300% due 02/15/53	900,000	656,068
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	1,755,931
MPLX LP 4.950% due 03/14/52	1,000,000	866,458
5.200% due 12/01/47	1,600,000	1,442,764
6.875% due 02/15/23	1,750,000	1,670,690
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	826,602
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	2,850,000	2,444,217

		19,903,607

Financial - 16.5%
ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,000,000	802,214
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.300% due 01/30/32	1,000,000	801,520
Air Lease Corp. 3.000% due 02/01/30	500,000	408,514
4.650% due 06/15/26	2,700,000	2,248,802
Aon Corp./Aon Global Holdings PLC 3.900% due 02/28/52	850,000	697,192
Assured Guaranty US Holdings, Inc. 3.600% due 09/15/51	1,150,000	866,266
Avolon Holdings Funding Ltd. (Ireland) 2.750% due 02/21/28 ~	3,650,000	2,980,112
Bank of America Corp. 2.482% due 09/21/36	2,500,000	1,941,739
2.687% due 04/22/32	2,000,000	1,680,818
2.972% due 02/04/33	2,000,000	1,705,681
3.846% due 03/08/37	1,000,000	865,477
4.375% due 01/27/27	1,500,000	1,248,405
6.125% due 04/27/27	3,500,000	3,384,063
BNP Paribas SA (France) 4.625% due 02/25/31 ~	1,600,000	1,184,797
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	1,000,000	816,639
Citigroup, Inc. 4.600% due 03/09/26	3,000,000	3,009,203
Fidelity National Financial, Inc. 3.200% due 09/17/51	1,000,000	631,058
GLP Capital LP/GLP Financing II, Inc. REIT 3.250% due 01/15/32	600,000	482,079
Goldman Sachs Group, Inc. 2.383% due 07/21/32	1,600,000	1,295,415
2.615% due 04/22/32	4,000,000	3,325,055
3.102% due 02/24/33	1,200,000	1,026,055
Hill City Funding Trust 4.046% due 08/15/41 ~	1,200,000	885,012
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	2,200,000	1,749,257

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	$1,450,000	$1,094,037
JPMorgan Chase & Co. 2.963% due 01/25/33	8,450,000	7,259,688
4.565% due 06/14/30	1,000,000	982,630
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	1,798,067
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	1,800,000	1,411,302
Morgan Stanley 2.475% due 01/21/28	2,200,000	2,001,664
2.484% due 09/16/36	5,100,000	3,926,886
2.943% due 01/21/33	3,000,000	2,574,269
5.297% due 04/20/37	1,350,000	1,308,774
New York Life Global Funding 3.250% due 04/07/27 ~	3,000,000	2,911,544
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	1,500,000	1,119,852
OneMain Finance Corp. 5.375% due 11/15/29	1,750,000	1,421,411
6.125% due 03/15/24	2,100,000	2,010,656
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,007,701
PNC Financial Services Group, Inc. 4.626% due 06/06/33	1,550,000	1,499,000
Standard Chartered PLC (United Kingdom) 3.603% due 01/12/33 ~	1,000,000	818,837
Stewart Information Services Corp. 3.600% due 11/15/31	800,000	664,492
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,785,020
UBS Group AG (Switzerland) 4.875% due 02/12/27 ~	1,500,000	1,258,438
VICI Properties LP/VICI Note Co., Inc. REIT 3.750% due 02/15/27 ~	1,500,000	1,322,411
4.625% due 12/01/29 ~	3,750,000	3,359,456
Wells Fargo & Co. 4.400% due 06/14/46	2,200,000	1,919,902

		78,491,410

Industrial - 2.9%
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/27	2,289,000	2,106,716
5.411% due 07/01/32	1,450,000	1,442,224
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	1,912,520
Flowserve Corp. 2.800% due 01/15/32	2,800,000	2,208,768
Masco Corp. 7.750% due 08/01/29	950,000	1,075,069
nVent Finance SARL (Luxembourg) 2.750% due 11/15/31	2,100,000	1,709,322
TransDigm, Inc. 6.250% due 03/15/26 ~	771,000	745,580
Vontier Corp. 2.400% due 04/01/28	1,650,000	1,391,336
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	1,650,000	1,452,751

		14,044,286

Technology - 2.7%
Broadcom, Inc. 3.137% due 11/15/35 ~	3,000,000	2,282,303
CGI, Inc. (Canada) 2.300% due 09/14/31	1,650,000	1,326,002
Fiserv, Inc. 3.500% due 07/01/29	2,100,000	1,917,378
Kyndryl Holdings, Inc. 3.150% due 10/15/31 ~	3,000,000	2,224,173

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	$2,500,000	$2,411,438
Oracle Corp. 2.875% due 03/25/31	500,000	412,448
3.950% due 03/25/51	2,500,000	1,840,060
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	493,494

		12,907,296

Utilities - 4.4%
AEP Texas, Inc. 4.700% due 05/15/32	1,600,000	1,594,360
Dominion Energy, Inc. 4.350% due 01/15/27	1,550,000	1,282,625
DPL, Inc. 4.125% due 07/01/25	300,000	277,528
4.350% due 04/15/29	1,125,000	979,448
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	2,650,000	2,390,855
Edison International 5.000% due 12/15/26	350,000	279,346
FirstEnergy Corp. 4.400% due 07/15/27	1,500,000	1,417,597
IPALCO Enterprises, Inc. 4.250% due 05/01/30	1,000,000	929,880
KeySpan Gas East Corp. 3.586% due 01/18/52 ~	1,500,000	1,121,772
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	1,850,000	1,772,855
NiSource, Inc. 5.000% due 06/15/52	450,000	440,669
NSTAR Electric Co. 4.550% due 06/01/52	1,050,000	1,024,533
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	1,200,000	1,005,947
PG&E Wildfire Recovery Funding LLC 3.594% due 06/01/32	1,000,000	993,560
Piedmont Natural Gas Co., Inc. 5.050% due 05/15/52	1,000,000	980,656
Sempra Energy 4.125% due 04/01/52	2,350,000	1,889,319
Sempra Global 3.250% due 01/15/32 ~	900,000	758,290
Southwestern Electric Power Co. 3.250% due 11/01/51	900,000	667,966
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/34 ~	1,050,000	1,043,326

		20,850,532

Total Corporate Bonds & Notes (Cost $266,883,025)		227,658,886

SENIOR LOAN NOTES - 11.2%
Consumer, Cyclical - 2.6%
Carnival Corp. Term B (Panama) 4.862% (USD LIBOR + 3.250%) due 10/18/28 § ±	746,250	671,625
ClubCorp Holdings, Inc. Term B 3.886% (USD LIBOR + 2.750%) due 09/18/24 §	1,904,787	1,758,953
Marriott Ownership Resorts, Inc. Term B 3.537% (USD LIBOR + 1.750%) due 08/31/25 §	1,731,949	1,652,569
Mileage Plus Holdings LLC Term B 7.037% (USD LIBOR + 5.250%) due 06/20/27 §	1,000,000	993,281

	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. Term Loan B 4.633% (USD LIBOR + 3.000%) due 08/25/28 §	$3,970,000	$3,742,718
Stars Group Holdings BV Term B (Canada) 3.892% (USD LIBOR + 2.250%) due 07/21/26 §	2,031,993	1,936,320
United Airlines, Inc. Term B 5.392% (USD LIBOR + 3.750%) due 04/21/28 §	1,637,670	1,523,852

		12,279,318

Consumer, Non-Cyclical - 3.3%
Allied Universal Holdco LLC Term B 5.259% (USD LIBOR + 3.750%) due 05/14/28 §	1,240,625	1,142,408
CoreLogic, Inc. Term B 5.287% (USD LIBOR + 3.500%) due 06/02/28 §	2,729,375	2,268,111
Heartland Dental LLC Term B 5.523% (USD LIBOR + 4.000%) due 04/30/25 §	1,237,500	1,163,250
Mavis Tire Express Services Topco Corp. 5.686% (USD LIBOR + 4.000%) due 05/04/28 §	2,373,867	2,219,566
Mozart Borrower LP Term B 4.892% (USD LIBOR + 3.250%) due 10/21/28 §	748,125	695,222
Pathway Vet Alliance LLC Term B 5.537% (USD LIBOR + 3.750%) due 03/31/27 §	3,434,127	3,198,031
PetVet Care Centers LLC Term B3 5.112% (USD LIBOR + 3.500%) due 02/15/25 §	3,294,038	3,115,610
Sunshine Luxembourg VII SARL Term B (Luxembourg) 5.537% (USD LIBOR + 3.750%) due 10/02/26 §	1,222,031	1,134,961
Wand NewCo 3, Inc. Term B1 4.787% (USD LIBOR + 3.000%) due 02/05/26 §	873,103	813,349

		15,750,508

Financial - 2.0%
Acrisure LLC Term B 4.824% (USD LIBOR + 3.500%) due 02/15/27 §	246,222	226,678
AssuredPartners, Inc. Term B 4.824% (USD LIBOR + 3.500%) due 02/13/27 §	1,218,750	1,142,578
HUB International Ltd. Term B 4.383% (USD LIBOR + 3.000%) due 04/25/25 §	2,906,921	2,753,500
NFP Corp. Term B 4.574% (USD LIBOR + 3.250%) due 02/13/27 §	1,527,502	1,418,285
USI, Inc. Term B 4.611% (USD LIBOR + 3.000%) due 05/16/24 §	4,320,403	4,144,887

		9,685,928

Industrial - 1.6%
Filtration Group Corp. Term B 5.277% (USD LIBOR + 3.000%) due 03/29/25 §	3,324,118	3,156,250
Proampac PG Borrower LLC Term B 5.383% (USD LIBOR + 3.750%) due 11/03/25 §	1,481,306	1,376,689
TransDigm, Inc.
Term E 4.037% (USD LIBOR + 2.250%) due 05/30/25 §	930,465	886,526

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Term F
4.037% (USD LIBOR + 2.250%) due 12/09/25 §	$2,313,475	$2,202,500

		7,621,965

Technology - 1.7%
AthenaHealth Group, Inc. Term B 4.977% (USD LIBOR + 3.500%) due 02/15/29 j §	1,250,000	1,153,750
Central Parent, Inc. Term B (United Kingdom) due 06/09/29 ± µ	500,000	486,562
Epicor Software Corp. Term C 5.037% (USD LIBOR + 3.250%) due 07/31/27 §	2,969,773	2,801,331
Sophia LP Term B 5.152% (USD LIBOR + 3.500%) due 10/07/27 §	713,930	668,417
UKG, Inc. 5.037% (USD LIBOR + 3.250%) due 05/03/26 §	3,206,411	3,022,042

		8,132,102

Total Senior Loan Notes (Cost $56,783,601)		53,469,821

MORTGAGE-BACKED SECURITIES - 3.1%
Fannie Mae - 3.1%
due 07/14/52 #	3,500,000	3,573,281
4.000% due 07/18/37	11,250,000	11,351,235

		14,924,516

Total Mortgage-Backed Securities (Cost $14,787,969)		14,924,516

ASSET-BACKED SECURITIES - 17.8%
Aimco CLO 11 Ltd. (Cayman) 2.174% (USD LIBOR + 1.130%) due 10/17/34 § ~	1,500,000	1,450,866
AmeriCredit Automobile Receivables Trust 0.760% due 12/18/25	2,400,000	2,312,453
0.890% due 10/19/26	1,050,000	982,066
1.410% due 08/18/27	1,500,000	1,373,510
Citibank Credit Card Issuance Trust 2.052% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,972,993
Dryden 55 CLO Ltd. (Cayman) 2.944% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	947,721
Dryden 58 CLO Ltd. (Cayman) 2.544% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	956,873
2.844% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	938,246
Dryden 61 CLO Ltd. (Cayman) 2.034% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,194,028
Dryden 64 CLO Ltd. (Cayman) 2.444% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	764,155
Ford Credit Auto Owner Trust 2.040% due 12/15/26	500,000	478,730
3.190% due 07/15/31 ~	3,000,000	2,953,604
3.880% due 11/15/34 ~	2,650,000	2,620,413
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	363,445	355,601

	Principal Amount	Value
Madison Park Funding LVII Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 10/15/31 § ~	$850,000	$833,456
Madison Park Funding XXVIII Ltd. (Cayman) 2.644% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,345,444
Magnetite XII Ltd. (Cayman) 2.144% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,125,000	1,104,529
Magnetite XIV-R Ltd. (Cayman) 2.164% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,455,511
Magnetite XXIX Ltd. (Cayman) 2.034% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,272,810
MVW LLC 1.740% due 10/20/37 ~	185,875	174,450
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	359,164	329,018
1.220% due 07/15/69 ~	811,893	775,433
1.310% due 01/15/69 ~	643,935	600,588
1.690% due 05/15/69 ~	2,779,694	2,608,091
2.460% due 11/15/68 ~	433,004	410,874
2.640% due 05/15/68 ~	516,313	499,056
Navient Student Loan Trust 1.310% due 12/26/69 ~	891,342	768,191
1.320% due 08/26/69 ~	1,181,511	1,043,224
2.224% (USD LIBOR + 0.600%) due 12/26/69 § ~	848,897	821,707
2.674% (USD LIBOR + 1.050%) due 06/25/69 § ~	831,221	823,364
3.390% due 12/15/59 ~	2,091,110	2,024,430
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman) 2.394% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,430,369
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	1,350,000	1,331,400
Palmer Square CLO Ltd. (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	983,716
2.491% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,000,000	3,913,133
Palmer Square Loan Funding Ltd. (Cayman) 1.963% (USD LIBOR + 0.900%) due 04/20/29 § ~	1,623,695	1,607,893
2.444% (USD LIBOR + 1.400%) due 10/15/29 § ~	4,800,000	4,610,039
2.463% (USD LIBOR + 1.400%) due 07/20/29 § ~	2,500,000	2,402,467
2.728% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	3,838,402
3.378% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	584,834
Santander Drive Auto Receivables Trust 0.750% due 02/17/26	1,900,000	1,854,444
SLM Student Loan Trust 1.734% (USD LIBOR + 0.550%) due 10/25/64 § ~	635,466	617,477
SMB Private Education Loan Trust 1.070% due 01/15/53 ~	2,092,014	1,851,356
1.290% due 07/15/53 ~	858,853	779,188
1.680% due 02/15/51 ~	1,238,977	1,155,110
2.054% (USD LIBOR + 0.730%) due 01/15/53 § ~	5,088,602	4,950,088
2.230% due 09/15/37 ~	2,725,879	2,603,737
2.340% due 09/15/34 ~	316,906	307,632
2.700% due 05/15/31 ~	388,472	381,689

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.820% due 10/15/35 ~	$914,996	$886,252
2.880% due 09/15/34 ~	963,453	942,957
3.440% due 07/15/36 ~	1,149,997	1,125,714
3.500% due 02/15/36 ~	703,054	685,526
3.600% due 01/15/37 ~	778,867	760,458
3.630% due 11/15/35 ~	622,159	613,220
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	860,193	825,072
Stratus CLO Ltd. (Cayman) 1.491% (USD LIBOR + 1.400%) due 12/29/29 § ~	4,000,000	3,839,996
Tiaa CLO III Ltd. (Cayman) 2.194% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,810,189

Total Asset-Backed Securities (Cost $88,294,977)		84,883,793

U.S. TREASURY OBLIGATIONS - 15.4%
U.S. Treasury Bonds - 6.9%
1.125% due 05/15/40	6,000,000	4,180,078
1.250% due 05/15/50	2,000,000	1,273,359
1.375% due 08/15/50	1,250,000	823,364
1.750% due 08/15/41	5,500,000	4,185,801
1.875% due 11/15/51	3,350,000	2,514,594
2.000% due 02/15/50	1,750,000	1,356,934
2.000% due 08/15/51	2,500,000	1,933,301
2.250% due 08/15/46	1,950,000	1,573,901
2.250% due 02/15/52	7,500,000	6,174,609
2.500% due 02/15/46	6,500,000	5,516,621
2.750% due 11/15/47	3,500,000	3,137,149

		32,669,711

U.S. Treasury Notes - 8.5%
0.250% due 10/31/25	500,000	455,742
0.500% due 06/30/27	10,000,000	8,815,820
0.500% due 10/31/27	3,000,000	2,621,485
0.625% due 05/15/30	3,500,000	2,919,492
1.125% due 02/15/31	1,000,000	859,453
1.875% due 02/28/29	27,000,000	25,100,508

		40,772,500

Total U.S. Treasury Obligations (Cost $82,730,358)		73,442,211

	Principal Amount	Value

SHORT-TERM INVESTMENT - 6.5%
Repurchase Agreement - 6.5%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $31,125,994; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $31,748,308)	$31,125,786	$31,125,786

Total Short-Term Investment (Cost $31,125,786)		31,125,786

TOTAL INVESTMENTS - 101.8% (Cost $540,605,716)		485,505,013

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(8,561,294)

NET ASSETS - 100.0%		$476,943,719

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	47.8%
Asset-Backed Securities	17.8%
U.S. Treasury Obligations	15.4%
Senior Loan Notes	11.2%
Short-Term Investment	6.5%
Mortgage-Backed Securities	3.1%

	101.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$227,658,886	$-	$227,658,886	$-
	Senior Loan Notes	53,469,821	-	52,311,634	1,158,187
	Mortgage-Backed Securities	14,924,516	-	14,924,516	-
	Asset-Backed Securities	84,883,793	-	84,883,793	-
	U.S. Treasury Obligations	73,442,211	-	73,442,211	-
	Short-Term Investment	31,125,786	-	31,125,786	-

	Total	$485,505,013	$-	$484,346,826	$1,158,187

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.2%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$500,000	$490,756
4.000% due 09/11/27 ~	1,080,000	1,027,748
4.750% due 04/10/27 ~	4,260,000	4,212,412
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	740,000	747,900
Barrick Gold Corp. (Canada) 5.250% due 04/01/42	340,000	335,431
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,057,028
5.750% due 05/01/43	1,500,000	1,564,292
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	1,220,000	1,256,078
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,024,037
Freeport-McMoRan, Inc. 3.875% due 03/15/23	40,000	39,902
4.550% due 11/14/24	120,000	119,623
4.625% due 08/01/30	710,000	659,938
5.450% due 03/15/43	4,590,000	4,256,215
Glencore Funding LLC (Australia) 4.000% due 03/27/27 ~	4,390,000	4,225,254
4.125% due 05/30/23 ~	130,000	129,799
4.125% due 03/12/24 ~	6,520,000	6,491,660
4.625% due 04/29/24 ~	2,000,000	2,001,967
OCP SA (Morocco) 3.750% due 06/23/31 ~	1,650,000	1,250,791
4.500% due 10/22/25 ~	1,600,000	1,578,896
5.125% due 06/23/51 ~	1,450,000	966,619
Orbia Advance Corp. SAB de CV (Mexico) 1.875% due 05/11/26 ~	3,320,000	2,968,678
2.875% due 05/11/31 ~	3,150,000	2,534,018
Southern Copper Corp. (Peru) 5.250% due 11/08/42	6,410,000	6,279,717
Suzano Austria GmbH (Brazil) 3.125% due 01/15/32	1,560,000	1,178,065
3.750% due 01/15/31	4,440,000	3,597,332
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	90,432
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	1,193,000	1,283,244
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	1,741,534

		55,109,366

Communications - 4.9%

Alphabet, Inc. 0.450% due 08/15/25	430,000	395,638
0.800% due 08/15/27	820,000	712,918
1.100% due 08/15/30	980,000	805,178
1.900% due 08/15/40	960,000	689,854
2.050% due 08/15/50	590,000	396,842
Altice France SA (France) 5.500% due 10/15/29 ~	450,000	345,143
Amazon.com, Inc. 0.800% due 06/03/25	2,100,000	1,957,971
1.200% due 06/03/27	2,570,000	2,288,711
1.500% due 06/03/30	1,310,000	1,089,456
2.100% due 05/12/31	1,120,000	960,266
2.500% due 06/03/50	2,080,000	1,470,377
3.150% due 08/22/27	2,710,000	2,637,375
3.300% due 04/13/27	530,000	520,401
3.450% due 04/13/29	1,130,000	1,099,362
3.600% due 04/13/32	4,610,000	4,443,772
3.875% due 08/22/37	1,310,000	1,244,297

	Principal Amount	Value
4.050% due 08/22/47	$1,720,000	$1,614,545
4.250% due 08/22/57	390,000	367,076
4.950% due 12/05/44	190,000	199,409
AT&T, Inc. 1.650% due 02/01/28	3,200,000	2,771,179
2.250% due 02/01/32	250,000	204,486
2.300% due 06/01/27	2,850,000	2,603,639
2.550% due 12/01/33	510,000	414,318
3.300% due 02/01/52	470,000	345,971
3.500% due 09/15/53	2,770,000	2,104,328
3.550% due 09/15/55	3,394,000	2,548,571
3.650% due 09/15/59	550,000	413,142
3.800% due 12/01/57	180,000	139,433
4.350% due 03/01/29	2,170,000	2,138,074
4.350% due 06/15/45	744,000	651,094
5.350% due 09/01/40	490,000	484,835
5.550% due 08/15/41	550,000	567,079
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% due 08/15/30 ~	170,000	141,692
4.500% due 05/01/32	2,520,000	2,048,974
4.750% due 02/01/32 ~	610,000	500,993
5.000% due 02/01/28 ~	940,000	870,586
5.125% due 05/01/27 ~	1,270,000	1,202,677
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500% due 03/01/42	720,000	500,785
4.200% due 03/15/28	2,890,000	2,703,044
4.400% due 04/01/33	3,160,000	2,825,453
4.800% due 03/01/50	540,000	428,957
4.908% due 07/23/25	2,810,000	2,820,333
5.125% due 07/01/49	630,000	522,713
5.375% due 04/01/38	2,150,000	1,914,434
5.375% due 05/01/47	200,000	170,688
5.750% due 04/01/48	1,350,000	1,212,886
6.384% due 10/23/35	270,000	271,959
6.484% due 10/23/45	650,000	633,260
6.834% due 10/23/55	370,000	372,757
Comcast Corp. 2.800% due 01/15/51	620,000	439,898
2.887% due 11/01/51	2,513,000	1,798,519
2.937% due 11/01/56	434,000	302,468
3.150% due 03/01/26	1,270,000	1,238,290
3.250% due 11/01/39	190,000	156,461
3.300% due 04/01/27	1,510,000	1,464,171
3.400% due 04/01/30	1,000,000	939,176
3.400% due 07/15/46	170,000	136,133
3.450% due 02/01/50	550,000	438,630
3.750% due 04/01/40	820,000	720,086
3.950% due 10/15/25	4,570,000	4,594,495
3.969% due 11/01/47	5,770,000	5,001,943
3.999% due 11/01/49	240,000	209,822
4.000% due 08/15/47	340,000	294,764
4.000% due 03/01/48	270,000	235,293
4.150% due 10/15/28	3,990,000	3,982,755
4.250% due 10/15/30	2,390,000	2,358,970
4.950% due 10/15/58	260,000	260,373
5.650% due 06/15/35	290,000	315,997
6.500% due 11/15/35	307,000	358,905
CommScope, Inc. 4.750% due 09/01/29 ~	90,000	72,855
6.000% due 03/01/26 ~	870,000	803,023
CSC Holdings LLC 3.375% due 02/15/31 ~	330,000	244,911
4.125% due 12/01/30 ~	5,860,000	4,586,505
4.500% due 11/15/31 ~	3,060,000	2,369,358
DISH DBS Corp. 5.125% due 06/01/29	1,120,000	684,096
5.250% due 12/01/26 ~	690,000	542,143

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
5.875% due 11/15/24	$1,361,000	$1,151,297
7.750% due 07/01/26	690,000	540,273
FOX Corp. 5.476% due 01/25/39	1,450,000	1,410,314
Prosus NV (China) 3.061% due 07/13/31 ~	8,710,000	6,420,991
3.832% due 02/08/51 ~	450,000	271,827
4.027% due 08/03/50 ~	2,450,000	1,525,313
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	1,713,571
Sprint Corp. 7.625% due 02/15/25	910,000	950,243
7.875% due 09/15/23	40,000	41,360
T-Mobile USA, Inc. 2.250% due 02/15/26	410,000	369,719
2.550% due 02/15/31	3,590,000	3,024,567
2.625% due 02/15/29	1,290,000	1,089,382
2.875% due 02/15/31	950,000	790,495
3.000% due 02/15/41	330,000	246,619
3.375% due 04/15/29	480,000	421,394
3.500% due 04/15/25	6,930,000	6,786,647
3.500% due 04/15/31	2,920,000	2,527,158
3.750% due 04/15/27	330,000	318,032
3.875% due 04/15/30	7,250,000	6,772,908
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,500,000	1,395,477
Tencent Holdings Ltd. (China) 3.680% due 04/22/41 ~	580,000	461,628
3.840% due 04/22/51 ~	4,420,000	3,436,828
Time Warner Cable LLC 5.500% due 09/01/41	250,000	218,655
6.550% due 05/01/37	520,000	521,543
6.750% due 06/15/39	1,310,000	1,304,750
7.300% due 07/01/38	4,010,000	4,194,230
Time Warner Entertainment Co. LP 8.375% due 07/15/33	990,000	1,146,591
Verizon Communications, Inc. 1.750% due 01/20/31	1,620,000	1,302,737
2.100% due 03/22/28	1,540,000	1,369,122
2.355% due 03/15/32	5,122,000	4,251,245
2.550% due 03/21/31	4,550,000	3,894,148
2.625% due 08/15/26	2,770,000	2,622,268
2.650% due 11/20/40	3,760,000	2,764,507
2.875% due 11/20/50	8,660,000	6,158,047
3.150% due 03/22/30	1,410,000	1,283,437
3.850% due 11/01/42	960,000	820,363
4.000% due 03/22/50	610,000	528,542
4.125% due 03/16/27	286,000	285,530
4.125% due 08/15/46	980,000	870,906
4.329% due 09/21/28	715,000	711,849
4.400% due 11/01/34	1,750,000	1,679,389
4.500% due 08/10/33	7,050,000	6,883,107
4.862% due 08/21/46	630,000	621,484
5.500% due 03/16/47	250,000	269,765
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	2,640,000	2,630,310

		180,315,539

Consumer, Cyclical - 3.4%

Costco Wholesale Corp. 1.375% due 06/20/27	2,890,000	2,595,175
1.600% due 04/20/30	1,650,000	1,393,449
Delta Air Lines, Inc. 2.900% due 10/28/24	2,160,000	2,000,300
3.800% due 04/19/23	520,000	515,650
4.500% due 10/20/25 ~	1,800,000	1,750,700
4.750% due 10/20/28 ~	1,650,000	1,559,898
7.000% due 05/01/25 ~	7,110,000	7,206,286
7.375% due 01/15/26	2,130,000	2,132,332

	Principal Amount	Value
Dollar General Corp. 3.250% due 04/15/23	$170,000	$169,216
Ford Motor Co. 3.250% due 02/12/32	2,140,000	1,607,942
4.750% due 01/15/43	300,000	214,662
Ford Motor Credit Co. LLC 2.900% due 02/16/28	650,000	524,807
3.625% due 06/17/31	1,770,000	1,377,485
3.664% due 09/08/24	270,000	255,825
4.000% due 11/13/30	4,360,000	3,541,497
4.125% due 08/17/27	1,590,000	1,404,582
5.113% due 05/03/29	300,000	269,581
5.125% due 06/16/25	760,000	727,350
General Motors Co. 5.150% due 04/01/38	440,000	384,356
5.400% due 10/02/23	700,000	710,804
5.950% due 04/01/49	1,450,000	1,349,436
6.125% due 10/01/25	1,230,000	1,273,368
6.250% due 10/02/43	570,000	544,085
General Motors Financial Co., Inc. 3.100% due 01/12/32	590,000	474,743
4.250% due 05/15/23	1,250,000	1,254,691
4.350% due 01/17/27	520,000	499,267
Hanesbrands, Inc. 4.625% due 05/15/24 ~	2,170,000	2,128,130
4.875% due 05/15/26 ~	690,000	640,482
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/32 ~	430,000	342,568
5.375% due 05/01/25 ~	800,000	786,000
5.750% due 05/01/28 ~	530,000	504,809
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	2,050,000	1,933,929
Home Depot, Inc. 2.500% due 04/15/27	1,050,000	992,189
2.700% due 04/15/30	1,130,000	1,025,886
3.300% due 04/15/40	1,230,000	1,046,373
3.350% due 04/15/50	2,690,000	2,190,436
3.900% due 12/06/28	190,000	190,118
3.900% due 06/15/47	210,000	188,199
Las Vegas Sands Corp. 2.900% due 06/25/25	7,200,000	6,430,661
3.200% due 08/08/24	7,000,000	6,619,730
Lennar Corp. 4.500% due 04/30/24	1,040,000	1,038,333
4.750% due 05/30/25	200,000	199,925
4.750% due 11/29/27	1,940,000	1,885,295
Lowe’s Cos., Inc. 4.500% due 04/15/30	710,000	702,220
Magallanes, Inc. 3.755% due 03/15/27 ~	810,000	760,465
4.054% due 03/15/29 ~	1,050,000	962,533
4.279% due 03/15/32 ~	6,000,000	5,368,199
5.050% due 03/15/42 ~	370,000	315,363
5.141% due 03/15/52 ~	3,780,000	3,177,689
McDonald’s Corp. 1.450% due 09/01/25	260,000	242,168
3.300% due 07/01/25	1,100,000	1,093,897
3.500% due 03/01/27	1,530,000	1,501,023
3.500% due 07/01/27	1,390,000	1,363,138
3.600% due 07/01/30	1,050,000	1,000,550
3.625% due 09/01/49	190,000	157,327
3.700% due 01/30/26	2,270,000	2,266,937
3.800% due 04/01/28	740,000	725,799
4.200% due 04/01/50	1,860,000	1,665,488
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	73,660
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% due 06/20/27 ~	1,890,000	1,863,209

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
New Red Finance, Inc. (Canada) 3.500% due 02/15/29 ~	$1,540,000	$1,306,320
3.875% due 01/15/28 ~	1,550,000	1,348,562
Newell Brands, Inc. 4.100% due 04/01/23	989,000	981,968
4.450% due 04/01/26	10,000	9,556
NIKE, Inc. 2.400% due 03/27/25	930,000	906,506
2.750% due 03/27/27	1,510,000	1,454,273
3.250% due 03/27/40	750,000	643,260
3.375% due 03/27/50	2,340,000	1,995,547
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	2,080,000	2,046,181
3.522% due 09/17/25 ~	4,860,000	4,605,584
4.345% due 09/17/27 ~	3,710,000	3,408,513
Sands China Ltd. (Macau) 2.550% due 03/08/27 ~	1,980,000	1,445,271
3.100% due 03/08/29 ~	2,010,000	1,425,653
3.800% due 01/08/26	950,000	762,665
5.125% due 08/08/25	3,980,000	3,345,449
5.400% due 08/08/28	620,000	479,043
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,449,662
Target Corp. 2.250% due 04/15/25	1,690,000	1,633,577
Toll Brothers Finance Corp. 4.375% due 04/15/23	770,000	768,872
United Airlines, Inc. 4.375% due 04/15/26 ~	90,000	79,625
4.625% due 04/15/29 ~	1,870,000	1,592,670
VOC Escrow Ltd. 5.000% due 02/15/28 ~	1,320,000	1,062,442
Walmart, Inc. 1.500% due 09/22/28	900,000	789,961
1.800% due 09/22/31	450,000	382,489
Wynn Macau Ltd. (Macau) 5.125% due 12/15/29 ~	340,000	211,572
5.625% due 08/26/28 ~	2,500,000	1,546,963

		122,802,399

Consumer, Non-Cyclical - 6.3%

Abbott Laboratories 3.750% due 11/30/26	1,845,000	1,858,354
4.750% due 11/30/36	1,700,000	1,804,184
4.900% due 11/30/46	760,000	798,504
AbbVie, Inc. 2.300% due 11/21/22	7,590,000	7,576,499
2.600% due 11/21/24	2,660,000	2,577,829
2.950% due 11/21/26	1,590,000	1,507,706
3.200% due 11/21/29	5,410,000	4,981,215
3.600% due 05/14/25	1,600,000	1,576,136
3.750% due 11/14/23	370,000	371,215
3.800% due 03/15/25	5,830,000	5,790,622
4.250% due 11/21/49	3,310,000	2,944,056
Aetna, Inc. 2.800% due 06/15/23	540,000	533,572
Altria Group, Inc. 2.350% due 05/06/25	3,960,000	3,742,874
2.450% due 02/04/32	670,000	505,274
3.400% due 02/04/41	2,610,000	1,731,111
3.875% due 09/16/46	820,000	552,866
4.400% due 02/14/26	2,998,000	2,950,340
5.800% due 02/14/39	1,040,000	946,689
5.950% due 02/14/49	5,460,000	4,796,135
6.200% due 02/14/59	270,000	245,992
Amgen, Inc. 3.625% due 05/22/24	590,000	589,344
4.663% due 06/15/51	289,000	270,973

	Principal Amount	Value
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	$1,450,000	$1,428,780
4.900% due 02/01/46	4,460,000	4,200,274
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.500% due 06/01/30	2,430,000	2,280,159
4.000% due 04/13/28	1,010,000	997,989
4.350% due 06/01/40	1,540,000	1,380,781
4.500% due 06/01/50	2,870,000	2,584,899
4.750% due 01/23/29	590,000	600,835
5.550% due 01/23/49	1,850,000	1,893,406
Anthem, Inc. 4.100% due 05/15/32	2,160,000	2,104,221
4.550% due 05/15/52	980,000	924,053
BAT Capital Corp. (United Kingdom) 3.557% due 08/15/27	7,980,000	7,306,840
4.540% due 08/15/47	1,950,000	1,433,152
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	670,000	480,896
Bausch Health Cos., Inc. 5.000% due 02/15/29 ~	2,560,000	1,339,098
5.250% due 01/30/30 ~	7,880,000	4,093,928
5.500% due 11/01/25 ~	60,000	52,800
6.250% due 02/15/29 ~	2,740,000	1,465,900
7.250% due 05/30/29 ~	800,000	435,236
9.000% due 12/15/25 ~	80,000	59,326
Becton Dickinson & Co. 3.363% due 06/06/24	2,180,000	2,159,063
3.734% due 12/15/24	272,000	270,980
4.685% due 12/15/44	813,000	752,768
Bristol-Myers Squibb Co. 2.900% due 07/26/24	1,244,000	1,233,398
3.200% due 06/15/26	2,159,000	2,132,247
3.400% due 07/26/29	473,000	456,958
3.550% due 08/15/22	910,000	911,178
Cargill, Inc. 1.375% due 07/23/23 ~	1,660,000	1,627,863
Centene Corp. 3.375% due 02/15/30	370,000	314,839
4.625% due 12/15/29	380,000	355,465
Cigna Corp. 3.750% due 07/15/23	2,027,000	2,032,423
4.125% due 11/15/25	1,010,000	1,012,644
4.375% due 10/15/28	7,230,000	7,181,672
4.900% due 12/15/48	3,370,000	3,242,666
Coca-Cola Co. 1.450% due 06/01/27	1,820,000	1,648,498
2.500% due 06/01/40	70,000	54,875
2.600% due 06/01/50	700,000	522,539
3.375% due 03/25/27	1,600,000	1,587,616
CommonSpirit Health 4.350% due 11/01/42	420,000	380,154
Constellation Brands, Inc. 2.250% due 08/01/31	220,000	178,661
3.600% due 05/09/24	880,000	877,341
4.350% due 05/09/27	1,220,000	1,210,789
CVS Health Corp. 1.875% due 02/28/31	430,000	344,758
2.125% due 09/15/31	1,520,000	1,234,527
2.750% due 12/01/22	2,160,000	2,159,305
3.625% due 04/01/27	550,000	536,244
3.750% due 04/01/30	1,730,000	1,619,914
3.875% due 07/20/25	1,278,000	1,271,834
4.125% due 04/01/40	580,000	507,282
4.250% due 04/01/50	180,000	155,389
4.300% due 03/25/28	2,406,000	2,382,928
5.050% due 03/25/48	8,350,000	8,005,050
5.125% due 07/20/45	1,440,000	1,390,212

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
CVS Pass-Through Trust 5.298% due 01/11/27 ~	$311,779	$315,430
6.036% due 12/10/28	1,812,537	1,860,946
Danone SA (France) 2.589% due 11/02/23 ~	4,030,000	3,985,034
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,157,573
Elevance Health, Inc. 2.950% due 12/01/22	490,000	489,805
3.350% due 12/01/24	560,000	552,773
3.650% due 12/01/27	1,830,000	1,782,510
Gilead Sciences, Inc. 3.650% due 03/01/26	1,660,000	1,632,974
4.750% due 03/01/46	1,320,000	1,268,633
HCA, Inc. 3.500% due 09/01/30	2,010,000	1,715,746
4.500% due 02/15/27	110,000	105,849
5.000% due 03/15/24	1,333,000	1,340,187
5.250% due 06/15/26	180,000	179,427
5.375% due 02/01/25	1,287,000	1,284,149
5.375% due 09/01/26	690,000	685,370
5.500% due 06/15/47	640,000	572,225
5.625% due 09/01/28	200,000	197,118
5.875% due 02/01/29	630,000	631,720
Hershey Co. 0.900% due 06/01/25	490,000	454,206
Humana, Inc. 3.150% due 12/01/22	970,000	970,405
3.950% due 03/15/27	2,011,000	1,974,302
4.500% due 04/01/25	300,000	302,469
4.625% due 12/01/42	1,090,000	1,014,772
4.800% due 03/15/47	130,000	125,405
Johnson & Johnson 0.950% due 09/01/27	2,380,000	2,102,136
3.625% due 03/03/37	3,810,000	3,616,779
Kraft Heinz Foods Co. 3.000% due 06/01/26	1,767,000	1,667,762
4.250% due 03/01/31	420,000	399,866
4.375% due 06/01/46	560,000	467,594
4.625% due 10/01/39	30,000	26,382
4.875% due 10/01/49	980,000	867,208
5.000% due 06/04/42	210,000	192,208
5.200% due 07/15/45	990,000	918,315
5.500% due 06/01/50	830,000	798,671
6.750% due 03/15/32	50,000	55,996
6.875% due 01/26/39	140,000	154,093
7.125% due 08/01/39 ~	30,000	33,663
Mars, Inc. 2.700% due 04/01/25 ~	1,590,000	1,554,718
3.200% due 04/01/30 ~	850,000	790,106
Merck & Co., Inc. 0.750% due 02/24/26	1,980,000	1,796,321
1.450% due 06/24/30	1,150,000	956,511
Mondelez International Holdings Netherlands BV 2.125% due 09/19/22 ~	1,050,000	1,047,724
Mondelez International, Inc. 1.500% due 05/04/25	2,580,000	2,411,046
PayPal Holdings, Inc. 1.650% due 06/01/25	1,530,000	1,444,768
PepsiCo, Inc. 0.750% due 05/01/23	1,930,000	1,898,153
1.625% due 05/01/30	1,590,000	1,349,674
2.250% due 03/19/25	190,000	185,289
2.625% due 03/19/27	190,000	182,468
2.875% due 10/15/49	570,000	453,664
Pfizer, Inc. 0.800% due 05/28/25	2,510,000	2,339,440
1.700% due 05/28/30	1,580,000	1,345,755
2.625% due 04/01/30	1,600,000	1,461,995

	Principal Amount	Value
Philip Morris International, Inc. 1.125% due 05/01/23	$980,000	$961,773
2.100% due 05/01/30	1,090,000	893,951
2.500% due 08/22/22	2,560,000	2,558,532
2.500% due 11/02/22	2,670,000	2,668,325
Prime Security Services Borrower LLC/ Prime Finance, Inc. 5.750% due 04/15/26 ~	1,260,000	1,177,483
Procter & Gamble Co. 2.800% due 03/25/27	300,000	290,473
3.000% due 03/25/30	870,000	821,771
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	916,480
Service Corp. International 7.500% due 04/01/27	510,000	542,153
Spectrum Brands, Inc. 5.000% due 10/01/29 ~	100,000	86,612
5.750% due 07/15/25	42,000	41,540
Teva Pharmaceutical Finance Co. BV (Israel) 2.950% due 12/18/22	1,020,000	1,006,103
Teva Pharmaceutical Finance Co. LLC (Israel) 6.150% due 02/01/36	280,000	234,641
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.800% due 07/21/23	2,630,000	2,549,785
3.150% due 10/01/26	6,455,000	5,314,111
4.100% due 10/01/46	1,800,000	1,126,647
4.750% due 05/09/27	730,000	624,419
5.125% due 05/09/29	5,940,000	4,908,400
6.000% due 04/15/24	250,000	246,875
7.125% due 01/31/25	1,140,000	1,114,251
United Rentals North America, Inc. 3.750% due 01/15/32	1,210,000	996,000
3.875% due 11/15/27	990,000	922,472
3.875% due 02/15/31	1,850,000	1,564,318
5.500% due 05/15/27	400,000	392,920
UnitedHealth Group, Inc. 1.250% due 01/15/26	590,000	544,843
2.000% due 05/15/30	560,000	480,367
2.300% due 05/15/31	320,000	277,463
2.375% due 10/15/22	240,000	240,010
3.125% due 05/15/60	200,000	146,367
3.500% due 06/15/23	540,000	541,987
3.750% due 07/15/25	1,580,000	1,580,072
3.875% due 08/15/59	1,400,000	1,212,573
4.000% due 05/15/29	1,550,000	1,536,481
4.200% due 05/15/32	1,090,000	1,090,040
4.250% due 06/15/48	420,000	392,595
4.450% due 12/15/48	410,000	394,604
5.700% due 10/15/40	10,000	11,002
5.800% due 03/15/36	860,000	964,905

		231,956,820

Energy - 6.0%

Apache Corp. 4.250% due 01/15/44	3,240,000	2,370,967
4.750% due 04/15/43	1,310,000	1,022,637
5.250% due 02/01/42	190,000	159,296
5.350% due 07/01/49	900,000	712,885
6.000% due 01/15/37	562,000	519,388
7.750% due 12/15/29	540,000	573,628
BP Capital Markets America, Inc. 3.000% due 02/24/50	3,670,000	2,672,131
3.119% due 05/04/26	1,990,000	1,932,573
3.410% due 02/11/26	2,500,000	2,457,514
3.633% due 04/06/30	1,110,000	1,051,241
3.790% due 02/06/24	350,000	351,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Cameron LNG LLC 2.902% due 07/15/31 ~	$540,000	$476,117
3.302% due 01/15/35 ~	2,620,000	2,245,397
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	2,100,000	1,658,380
4.000% due 03/01/31	400,000	341,050
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	921,861
Chevron Corp. 1.554% due 05/11/25	1,150,000	1,091,927
1.995% due 05/11/27	720,000	662,360
3.078% due 05/11/50	220,000	175,451
Chevron USA, Inc. 3.850% due 01/15/28	2,770,000	2,754,114
ConocoPhillips 6.500% due 02/01/39	370,000	435,060
Continental Resources, Inc. 2.268% due 11/15/26 ~	850,000	755,179
3.800% due 06/01/24	730,000	721,419
4.375% due 01/15/28	1,750,000	1,648,290
4.500% due 04/15/23	1,180,000	1,186,012
4.900% due 06/01/44	290,000	228,875
5.750% due 01/15/31 ~	1,300,000	1,259,336
Coterra Energy, Inc. 3.900% due 05/15/27 ~	3,870,000	3,714,176
4.375% due 06/01/24 ~	240,000	240,055
4.375% due 03/15/29 ~	1,710,000	1,678,994
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	443,806
Devon Energy Corp. 4.750% due 05/15/42	70,000	63,590
5.000% due 06/15/45	7,500,000	6,971,682
5.600% due 07/15/41	1,240,000	1,234,085
8.250% due 08/01/23	3,290,000	3,420,910
Diamondback Energy, Inc. 3.500% due 12/01/29	3,280,000	3,007,445
Ecopetrol SA (Colombia) 4.625% due 11/02/31	850,000	646,000
5.875% due 05/28/45	5,180,000	3,535,350
Energy Transfer LP 2.900% due 05/15/25	1,010,000	961,016
3.750% due 05/15/30	3,420,000	3,085,558
4.500% due 11/01/23	520,000	522,825
4.950% due 06/15/28	680,000	670,751
5.250% due 04/15/29	410,000	406,589
5.300% due 04/01/44	160,000	139,086
5.400% due 10/01/47	590,000	518,861
6.250% due 02/15/23	390,000	292,829
6.250% due 04/15/49	2,500,000	2,428,645
6.750% due 05/15/25	1,950,000	1,634,468
7.125% due 05/15/30	890,000	765,980
7.600% due 02/01/24	1,560,000	1,625,799
Enterprise Products Operating LLC 2.800% due 01/31/30	3,620,000	3,172,601
3.700% due 01/31/51	3,060,000	2,397,766
3.950% due 01/31/60	400,000	317,263
4.150% due 10/16/28	3,240,000	3,168,819
4.200% due 01/31/50	2,100,000	1,755,693
4.800% due 02/01/49	1,000,000	906,471
4.850% due 03/15/44	420,000	383,465
7.550% due 04/15/38	360,000	427,668
EOG Resources, Inc. 3.900% due 04/01/35	1,460,000	1,349,430
4.150% due 01/15/26	1,460,000	1,472,799
4.375% due 04/15/30	460,000	462,326
4.950% due 04/15/50	2,150,000	2,227,104
EQT Corp. 3.125% due 05/15/26 ~	50,000	46,888
3.625% due 05/15/31 ~	1,270,000	1,099,839
3.900% due 10/01/27	3,180,000	2,964,444

	Principal Amount	Value
5.000% due 01/15/29	$630,000	$610,886
6.625% due 02/01/25	120,000	123,688
Exxon Mobil Corp. 1.571% due 04/15/23	170,000	168,379
2.992% due 03/19/25	4,550,000	4,485,982
3.043% due 03/01/26	2,840,000	2,790,532
3.482% due 03/19/30	1,300,000	1,247,861
4.114% due 03/01/46	3,750,000	3,428,766
4.327% due 03/19/50	220,000	207,995
Halliburton Co. 3.800% due 11/15/25	79,000	78,308
KazMunayGas National Co. JSC (Kazakhstan) 5.375% due 04/24/30 ~	900,000	795,848
6.375% due 10/24/48 ~	1,500,000	1,248,317
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,406,360
Kinder Morgan, Inc. 4.300% due 03/01/28	640,000	623,242
5.200% due 03/01/48	60,000	54,944
5.550% due 06/01/45	210,000	198,226
MEG Energy Corp. (Canada) 5.875% due 02/01/29 ~	310,000	283,601
MPLX LP 4.500% due 04/15/38	2,070,000	1,818,384
4.700% due 04/15/48	520,000	438,249
4.800% due 02/15/29	1,310,000	1,289,663
4.875% due 12/01/24	1,670,000	1,683,253
5.200% due 03/01/47	70,000	63,607
5.500% due 02/15/49	2,670,000	2,482,542
Occidental Petroleum Corp. 3.000% due 02/15/27	870,000	786,841
3.400% due 04/15/26	1,890,000	1,723,000
4.100% due 02/15/47	2,510,000	1,941,796
4.200% due 03/15/48	1,200,000	936,825
4.400% due 04/15/46	510,000	413,053
4.625% due 06/15/45	1,280,000	1,054,375
5.550% due 03/15/26	2,110,000	2,099,281
6.450% due 09/15/36	1,610,000	1,654,146
6.600% due 03/15/46	5,240,000	5,580,390
7.875% due 09/15/31	2,702,000	2,970,727
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	13,501,000	13,719,716
5.500% due 06/10/51	820,000	623,565
5.750% due 02/01/29	2,900,000	2,815,900
6.250% due 03/17/24	150,000	153,566
6.850% due 06/05/15	340,000	280,002
7.250% due 03/17/44	3,430,000	3,286,232
7.375% due 01/17/27	1,440,000	1,528,049
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	520,000	316,090
6.625% due 06/15/35	160,000	109,613
6.875% due 08/04/26	4,350,000	3,928,202
Pioneer Natural Resources Co. 1.125% due 01/15/26	410,000	366,834
1.900% due 08/15/30	780,000	637,811
2.150% due 01/15/31	2,560,000	2,110,405
Range Resources Corp. 4.875% due 05/15/25	920,000	898,987
5.000% due 03/15/23	3,020,000	3,002,363
Reliance Industries Ltd. (India) 2.875% due 01/12/32 ~	850,000	706,009
3.625% due 01/12/52 ~	3,390,000	2,465,322
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,051,335
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,732,000	1,638,230
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	1,510,000	1,364,252

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.875% due 05/10/26	$790,000	$764,125
3.250% due 04/06/50	3,310,000	2,616,240
4.375% due 05/11/45	2,050,000	1,910,812
4.550% due 08/12/43	1,200,000	1,140,996
Sinopec Group Overseas Development Ltd. (China) 4.375% due 04/10/24 ~	2,510,000	2,553,531
Southwestern Energy Co. 4.750% due 02/01/32	770,000	659,844
5.375% due 02/01/29	60,000	55,768
5.375% due 03/15/30	250,000	230,508
Targa Resources Corp. due 07/01/27 #	1,800,000	1,809,363
4.950% due 04/15/52	580,000	498,307
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	170,000	145,795
4.875% due 02/01/31	1,320,000	1,205,737
5.000% due 01/15/28	450,000	429,079
5.500% due 03/01/30	540,000	516,243
6.500% due 07/15/27	530,000	543,793
6.875% due 01/15/29	270,000	275,986
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	8,180,000	7,073,872
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	1,150,000	952,171
Western Midstream Operating LP 2.621% (USD LIBOR + 1.850%) due 01/13/23 §	550,000	547,292
3.600% due 02/01/25	1,580,000	1,458,703
4.500% due 03/01/28	680,000	616,505
4.550% due 02/01/30	3,954,000	3,431,261
4.650% due 07/01/26	990,000	934,679
5.300% due 03/01/48	130,000	105,050
5.500% due 08/15/48	960,000	784,248
5.750% due 02/01/50	1,190,000	959,150
Williams Cos., Inc. 3.750% due 06/15/27	1,670,000	1,596,171
7.500% due 01/15/31	6,475,000	7,455,351
7.750% due 06/15/31	100,000	117,442

		217,625,375

Financial - 12.5%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,211,267
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.450% due 10/29/26	3,550,000	3,093,681
3.000% due 10/29/28	2,790,000	2,352,705
3.150% due 02/15/24	2,180,000	2,111,118
3.300% due 01/30/32	1,710,000	1,370,600
Air Lease Corp. 3.375% due 07/01/25	1,160,000	1,093,564
Ambac Assurance Corp. 5.100% due 06/07/23 ~	111,048	101,609
American Express Co. 3.375% due 05/03/24	1,700,000	1,689,335
4.050% due 05/03/29	2,560,000	2,511,948
American International Group, Inc. 2.500% due 06/30/25	4,990,000	4,762,641
Banco Santander SA (Spain) 2.131% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	999,760
2.746% due 05/28/25	4,000,000	3,793,185
3.848% due 04/12/23	3,200,000	3,198,461
4.175% due 03/24/28	200,000	190,990
Bank of America Corp. 2.572% due 10/20/32	3,040,000	2,510,582
2.592% due 04/29/31	9,420,000	7,997,597
2.972% due 02/04/33	1,920,000	1,637,453

	Principal Amount	Value
3.004% due 12/20/23	$8,404,000	$8,378,547
3.300% due 01/11/23	3,190,000	3,196,023
3.419% due 12/20/28	7,274,000	6,780,600
3.500% due 04/19/26	5,410,000	5,280,327
3.550% due 03/05/24	3,370,000	3,360,392
3.974% due 02/07/30	3,230,000	3,054,865
4.000% due 04/01/24	2,280,000	2,297,737
4.083% due 03/20/51	3,820,000	3,301,642
4.125% due 01/22/24	7,945,000	8,036,534
4.200% due 08/26/24	4,930,000	4,944,616
4.250% due 10/22/26	310,000	305,866
4.330% due 03/15/50	3,330,000	2,998,975
4.450% due 03/03/26	660,000	657,918
5.000% due 01/21/44	370,000	364,285
Bank of Montreal (Canada) 1.850% due 05/01/25	3,210,000	3,040,741
3.803% due 12/15/32	550,000	510,243
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	914,210
Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,681,038
4.588% due 05/04/37	1,440,000	1,325,609
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	6,862,731
5.088% due 06/20/30	4,250,000	4,015,548
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	3,420,000	3,158,880
BNP Paribas SA (France) 2.219% due 06/09/26 ~	2,260,000	2,089,481
2.824% due 01/26/41 ~	2,000,000	1,384,272
3.375% due 01/09/25 ~	910,000	889,815
4.375% due 03/01/33 ~	970,000	900,605
4.400% due 08/14/28 ~	4,750,000	4,549,808
4.625% due 03/13/27 ~	1,110,000	1,087,354
4.705% due 01/10/25 ~	4,970,000	4,971,332
5.198% due 01/10/30 ~	920,000	919,931
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,371,081
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,790,000	1,739,172
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	431,072
Citigroup, Inc. 1.678% due 05/15/24	1,910,000	1,872,421
3.106% due 04/08/26	1,310,000	1,259,174
3.500% due 05/15/23	2,380,000	2,379,927
3.785% due 03/17/33	3,180,000	2,867,959
3.980% due 03/20/30	6,000,000	5,616,704
4.075% due 04/23/29	5,400,000	5,137,974
4.400% due 06/10/25	3,030,000	3,029,719
4.412% due 03/31/31	3,490,000	3,336,931
4.450% due 09/29/27	1,330,000	1,303,664
4.650% due 07/30/45	3,761,000	3,447,202
4.650% due 07/23/48	2,210,000	2,062,894
4.658% due 05/24/28	730,000	725,010
4.750% due 05/18/46	440,000	393,788
4.910% due 05/24/33	1,920,000	1,896,714
5.300% due 05/06/44	240,000	230,367
5.500% due 09/13/25	4,580,000	4,712,713
5.950% due 01/30/23	1,820,000	1,787,786
5.950% due 05/15/25	2,220,000	2,063,715
6.300% due 05/15/24	2,520,000	2,361,290
6.625% due 06/15/32	480,000	525,519
6.675% due 09/13/43	580,000	651,823
8.125% due 07/15/39	200,000	260,649
Cooperatieve Rabobank UA (Netherlands) 1.339% due 06/24/26 ~	250,000	228,286
3.649% due 04/06/28 ~	1,560,000	1,483,018
3.758% due 04/06/33 ~	1,160,000	1,048,085

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
4.375% due 08/04/25	$6,300,000	$6,256,614
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,381,544
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,514,312
Credit Suisse Group AG (Switzerland) 2.193% due 06/05/26 ~	3,448,000	3,129,755
2.593% due 09/11/25 ~	250,000	235,473
3.091% due 05/14/32 ~	2,240,000	1,784,956
4.194% due 04/01/31 ~	6,380,000	5,651,273
4.550% due 04/17/26	440,000	430,830
9.750% due 06/23/27 ~	7,010,000	7,176,488
Danske Bank AS (Denmark) 1.226% due 06/22/24 ~	3,400,000	3,201,649
3.244% due 12/20/25 ~	800,000	763,069
5.375% due 01/12/24 ~	4,050,000	4,089,119
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 08/01/22 §	298,000	213,723
Goldman Sachs Group, Inc. 2.908% due 07/21/42	370,000	270,791
3.200% due 02/23/23	1,780,000	1,781,158
3.210% due 04/22/42	160,000	122,452
3.500% due 04/01/25	2,050,000	2,012,199
3.500% due 11/16/26	2,430,000	2,333,325
3.615% due 03/15/28	710,000	672,483
3.625% due 02/20/24	3,000,000	2,992,914
4.223% due 05/01/29	3,130,000	3,011,563
4.250% due 10/21/25	3,150,000	3,130,776
4.750% due 10/21/45	20,000	18,630
5.150% due 05/22/45	3,100,000	2,950,788
5.950% due 01/15/27	1,733,000	1,816,473
6.250% due 02/01/41	8,560,000	9,503,441
6.750% due 10/01/37	2,145,000	2,379,031
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	637,635
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,452,617
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	200,000	184,994
3.973% due 05/22/30	1,480,000	1,360,744
4.250% due 03/14/24	2,900,000	2,888,773
4.250% due 08/18/25	4,460,000	4,403,908
4.762% due 03/29/33	1,190,000	1,098,843
Intercontinental Exchange, Inc. 4.600% due 03/15/33	4,350,000	4,333,777
4.950% due 06/15/52	540,000	530,042
International Lease Finance Corp. 5.875% due 08/15/22	910,000	911,761
Intesa Sanpaolo SpA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,100,117
3.375% due 01/12/23 ~	1,040,000	1,035,649
5.017% due 06/26/24 ~	10,470,000	9,999,911
5.710% due 01/15/26 ~	350,000	333,963
JPMorgan Chase & Co. 1.514% due 06/01/24	5,070,000	4,944,706
2.083% due 04/22/26	3,000,000	2,808,995
2.522% due 04/22/31	3,840,000	3,274,016
3.109% due 04/22/51	460,000	338,051
3.875% due 09/10/24	4,840,000	4,835,718
4.023% due 12/05/24	2,730,000	2,722,648
4.203% due 07/23/29	3,010,000	2,906,433
4.250% due 10/01/27	870,000	862,626
4.452% due 12/05/29	7,410,000	7,225,496
4.950% due 06/01/45	5,380,000	5,147,019
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	349,982
Lloyds Banking Group PLC (United Kingdom) 3.900% due 03/12/24	1,910,000	1,899,756

	Principal Amount	Value
4.375% due 03/22/28	$5,380,000	$5,232,659
Mastercard, Inc. 3.850% due 03/26/50	1,930,000	1,771,335
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.837% due 04/17/26	1,440,000	1,421,556
4.080% due 04/19/28	1,470,000	1,433,296
Morgan Stanley 2.188% due 04/28/26	4,770,000	4,471,564
2.699% due 01/22/31	6,350,000	5,505,704
3.622% due 04/01/31	5,280,000	4,854,949
3.737% due 04/24/24	2,230,000	2,223,185
3.772% due 01/24/29	200,000	189,953
4.431% due 01/23/30	170,000	165,347
MPT Operating Partnership LP/MPT Finance Corp. REIT 3.500% due 03/15/31	90,000	71,201
National Securities Clearing Corp. 1.200% due 04/23/23 ~	950,000	936,558
1.500% due 04/23/25 ~	1,000,000	942,000
Natwest Group PLC (United Kingdom) 4.519% due 06/25/24	200,000	199,587
4.892% due 05/18/29	780,000	756,663
5.076% due 01/27/30	500,000	489,912
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,189,796
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,465,718
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	260,000	259,126
5.250% due 08/15/22 ~	101,000	101,005
5.500% due 02/15/24 ~	630,000	625,306
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	588,396
Royal Bank of Canada (Canada) 1.150% due 06/10/25	1,730,000	1,602,810
1.600% due 04/17/23	2,760,000	2,730,323
3.875% due 05/04/32	1,230,000	1,174,830
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	373,904
Standard Chartered PLC (United Kingdom) 2.749% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,187,199
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,154,167
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	155,902
Toronto-Dominion Bank (Canada) 0.750% due 06/12/23	3,390,000	3,297,996
1.150% due 06/12/25	1,720,000	1,588,553
4.456% due 06/08/32	2,800,000	2,771,331
UBS Group AG (Switzerland) 2.746% due 02/11/33 ~	850,000	692,525
2.859% due 08/15/23 ~	580,000	579,834
4.125% due 09/24/25 ~	2,340,000	2,324,919
4.488% due 05/12/26 ~	1,050,000	1,047,434
4.751% due 05/12/28 ~	1,350,000	1,337,352
7.000% due 01/31/24 ~	9,870,000	9,639,263
US Bancorp 1.450% due 05/12/25	3,820,000	3,584,754
Visa, Inc. 3.150% due 12/14/25	3,940,000	3,885,003
4.300% due 12/14/45	2,320,000	2,295,428
WEA Finance LLC/Westfield UK & Europe Finance PLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,017,149
Wells Fargo & Co. 2.188% due 04/30/26	3,060,000	2,866,698

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.879% due 10/30/30	$3,860,000	$3,397,607
3.000% due 10/23/26	3,850,000	3,635,272
3.350% due 03/02/33	590,000	524,085
3.750% due 01/24/24	3,780,000	3,791,797
4.150% due 01/24/29	1,150,000	1,112,928
4.400% due 06/14/46	1,650,000	1,439,927
4.478% due 04/04/31	3,350,000	3,279,497
4.650% due 11/04/44	1,600,000	1,442,455
4.750% due 12/07/46	2,550,000	2,340,249
4.900% due 11/17/45	4,920,000	4,571,499
5.013% due 04/04/51	15,320,000	15,067,095
5.375% due 11/02/43	2,030,000	1,993,052
5.606% due 01/15/44	1,567,000	1,580,648

		456,902,388

Industrial - 1.9%

3M Co. 2.375% due 08/26/29	1,550,000	1,391,488
3.050% due 04/15/30	340,000	317,461
3.700% due 04/15/50	3,900,000	3,350,482
Ball Corp. 3.125% due 09/15/31	1,220,000	986,150
Boeing Co. 2.196% due 02/04/26	1,190,000	1,074,485
2.700% due 02/01/27	610,000	543,359
2.800% due 03/01/27	790,000	706,535
3.200% due 03/01/29	2,330,000	2,018,245
3.250% due 02/01/35	4,780,000	3,623,125
3.550% due 03/01/38	460,000	335,978
3.750% due 02/01/50	1,380,000	976,404
4.875% due 05/01/25	3,950,000	3,940,912
5.150% due 05/01/30	2,660,000	2,555,521
5.705% due 05/01/40	2,190,000	2,046,523
5.805% due 05/01/50	5,960,000	5,484,889
5.930% due 05/01/60	150,000	136,908
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	130,000	99,201
Carrier Global Corp. 3.577% due 04/05/50	100,000	75,900
Deere & Co. 3.100% due 04/15/30	370,000	345,885
3.750% due 04/15/50	1,750,000	1,601,055
Eaton Corp. 2.750% due 11/02/22	3,849,000	3,847,078
4.150% due 11/02/42	590,000	530,639
General Dynamics Corp. 3.250% due 04/01/25	630,000	625,360
3.500% due 05/15/25	240,000	239,116
4.250% due 04/01/40	100,000	95,796
4.250% due 04/01/50	590,000	568,731
General Electric Co. 6.750% due 03/15/32	216,000	241,851
GFL Environmental, Inc. (Canada) 4.250% due 06/01/25 ~	930,000	879,189
Honeywell International, Inc. 1.350% due 06/01/25	1,200,000	1,131,093
L3Harris Technologies, Inc. 4.854% due 04/27/35	530,000	523,676
5.054% due 04/27/45	1,120,000	1,091,101
Lockheed Martin Corp. 3.550% due 01/15/26	865,000	867,518
3.900% due 06/15/32	860,000	849,599
4.150% due 06/15/53	4,550,000	4,256,120
4.500% due 05/15/36	580,000	577,386
Northrop Grumman Corp. 2.930% due 01/15/25	2,560,000	2,506,685
3.250% due 01/15/28	4,270,000	4,062,564
5.250% due 05/01/50	1,270,000	1,347,954
Otis Worldwide Corp. 2.056% due 04/05/25	870,000	825,001

	Principal Amount	Value
Raytheon Technologies Corp. 2.250% due 07/01/30	$1,600,000	$1,380,799
3.150% due 12/15/24	750,000	741,390
3.950% due 08/16/25	1,700,000	1,705,994
4.125% due 11/16/28	560,000	553,210
4.500% due 06/01/42	540,000	515,898
Republic Services, Inc. 2.500% due 08/15/24	1,430,000	1,385,735
Union Pacific Corp. 2.150% due 02/05/27	1,430,000	1,325,963
2.400% due 02/05/30	840,000	743,482
2.891% due 04/06/36	1,810,000	1,499,022
3.750% due 07/15/25	1,210,000	1,212,601
3.750% due 02/05/70	1,950,000	1,552,439
3.839% due 03/20/60	365,000	305,629
Vertiv Group Corp. 4.125% due 11/15/28 ~	570,000	463,672

		70,062,797

Technology - 1.5%

Apple, Inc. 1.125% due 05/11/25	4,140,000	3,891,519
2.450% due 08/04/26	2,410,000	2,309,974
Broadcom, Inc. 3.137% due 11/15/35 ~	7,080,000	5,386,234
Intel Corp. 1.600% due 08/12/28	1,780,000	1,559,302
3.050% due 08/12/51	860,000	642,116
3.700% due 07/29/25	890,000	896,795
4.750% due 03/25/50	920,000	904,947
International Business Machines Corp. 3.000% due 05/15/24	4,100,000	4,070,983
Microsoft Corp. 2.400% due 08/08/26	2,310,000	2,224,496
2.525% due 06/01/50	841,000	620,498
2.675% due 06/01/60	192,000	137,959
2.700% due 02/12/25	1,080,000	1,074,818
2.921% due 03/17/52	1,497,000	1,183,257
3.041% due 03/17/62	908,000	706,265
3.300% due 02/06/27	2,650,000	2,634,910
3.450% due 08/08/36	72,000	67,994
NVIDIA Corp. 2.850% due 04/01/30	830,000	760,591
3.500% due 04/01/40	2,240,000	1,964,774
3.500% due 04/01/50	5,820,000	4,953,960
3.700% due 04/01/60	1,590,000	1,338,407
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.700% due 05/01/25	1,030,000	980,192
Oracle Corp. 1.650% due 03/25/26	3,630,000	3,257,761
2.875% due 03/25/31	4,290,000	3,538,805
2.950% due 04/01/30	260,000	222,300
Salesforce, Inc. 3.250% due 04/11/23	1,720,000	1,724,993
3.700% due 04/11/28	1,610,000	1,592,760
Texas Instruments, Inc. 1.750% due 05/04/30	1,040,000	893,010
Workday, Inc. 3.500% due 04/01/27	650,000	622,122
3.700% due 04/01/29	1,080,000	1,011,270
3.800% due 04/01/32	5,130,000	4,692,769

		55,865,781

Utilities - 0.2%

Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	648,405
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/30	610,000	568,919
3.950% due 04/01/50	470,000	408,682

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Duke Energy Ohio, Inc. 3.650% due 02/01/29	$1,880,000	$1,798,835
Pacific Gas and Electric Co. 2.100% due 08/01/27	810,000	679,683
2.500% due 02/01/31	1,010,000	773,508
3.300% due 08/01/40	210,000	145,100
3.500% due 08/01/50	490,000	328,224
Virginia Electric & Power Co. 6.350% due 11/30/37	2,130,000	2,461,041

		7,812,397

Total Corporate Bonds & Notes (Cost $1,537,323,381)		1,398,452,862

SENIOR LOAN NOTES - 5.7%

Basic Materials - 0.1%

Asplundh Tree Expert LLC Term B 3.537% (USD LIBOR + 1.750%) due 09/04/27 §	626,625	608,274
INEOS US Petrochem LLC Term B 4.537% (USD LIBOR + 2.750%) due 01/29/26 §	1,163,290	1,100,764

		1,709,038

Communications - 0.7%

Altice France SA Term B12 (France) 4.730% (USD LIBOR + 3.680%) due 01/31/26 §	2,164,055	1,974,700
Audacy Capital Corp. Term B2 3.824% (USD LIBOR + 2.500%) due 11/17/24 §	310,642	276,908
Charter Communications Operating LLC
Term B1 3.383% (USD LIBOR + 1.750%) due 04/30/25 §	5,860,060	5,722,102
Term B2 3.383% (USD LIBOR + 1.750%) due 02/01/27 §	489,924	468,720
CMG Media Corp. Term B 5.166% (USD LIBOR + 3.500%) due 12/17/26 §	1,066,946	982,391
CSC Holdings LLC Term B 3.313% (USD LIBOR + 2.250%) due 01/15/26 §	791,816	737,048
Delta Topco, Inc. Term B 5.537% (USD LIBOR + 3.750%) due 12/01/27 §	2,020,597	1,840,006
Go Daddy Operating Co. LLC Term B2 3.538% (USD LIBOR + 1.750%) due 02/15/24 §	912,589	884,071
iHeartCommunications, Inc. Term B 4.787% (USD LIBOR + 3.000%) due 05/01/26 §	256,378	238,752
Level 3 Financing, Inc. Term B 3.463% (USD LIBOR + 1.750%) due 03/01/27 §	2,030,816	1,886,967
Nexstar Media, Inc. Term B4 4.362% (USD LIBOR + 2.750%) due 09/19/26 §	3,229,169	3,184,768
Virgin Media Bristol LLC
Term N 4.023% (USD LIBOR + 2.500%) due 01/31/28 §	4,691,848	4,405,936
Term Q 5.037% (USD LIBOR + 3.250%) due 01/31/29 §	620,000	594,425
Zayo Group Holdings, Inc. Term B 4.787% (USD LIBOR + 3.000%) due 03/09/27 §	2,320,000	2,082,845

	Principal Amount	Value
Ziggo Financing Partnership Term I (Netherlands) 4.112% (USD LIBOR + 2.500%) due 04/30/28 §	$1,296,000	$1,210,950

		26,490,589

Consumer, Cyclical - 1.1%

Air Canada Term B (Canada) 5.287% (USD LIBOR + 3.500%) due 08/11/28 § ±	1,670,000	1,544,750
Alterra Mountain Co. Term B 5.112% (USD LIBOR + 3.500%) due 08/17/28 §	2,430,003	2,324,449
Caesars Resort Collection LLC Term B 4.935% (USD LIBOR + 2.750%) due 12/22/24 §	5,362,675	5,177,217
Clarios Global LP Term B 5.037% (USD LIBOR + 3.250%) due 04/30/26 § ±	3,675,191	3,427,116
Delta 2 Lux SARL Term B3 (Luxembourg) 3.835% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	156,257
Great Outdoors Group LLC Term B2 5.383% (USD LIBOR + 3.750%) due 03/05/28 §	1,221,470	1,120,189
GVC Holdings Gibraltar Ltd. Term B4 4.095% (USD LIBOR + 2.500%) due 03/16/27 §	930,700	890,757
Harbor Freight Tools USA, Inc. Term B 4.538% (USD LIBOR + 2.750%) due 10/19/27 §	2,052,984	1,825,230
Hilton Worldwide Finance LLC Term B2 3.904% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,219,112
Hunter Douglas, Inc. Term B (Netherlands) 4.987% (USD LIBOR + 3.500%) due 02/25/29 §	5,440,000	4,696,532
PCI Gaming Authority Term B 4.133% (USD LIBOR + 2.500%) due 05/31/26 §	1,747,523	1,676,530
Petco Health & Wellness Co., Inc. Term B 5.500% (USD LIBOR + 3.250%) due 03/03/28 §	1,673,364	1,579,655
Restaurant Brands Co. Term B (Canada) 3.362% (USD LIBOR + 1.750%) due 11/19/26 §	934,911	894,710
Scientific Games International, Inc. Term B5 4.338% (USD LIBOR + 3.000%) due 04/14/29 §	3,340,000	3,138,905
SkyMiles IP Ltd. Term B 5.947% (USD LIBOR + 3.750%) due 10/20/27 §	620,000	614,963
Station Casinos LLC Term B1 4.037% (USD LIBOR + 2.250%) due 02/08/27 §	2,655,047	2,504,872
UFC Holdings LLC Term B3 4.402% (USD LIBOR + 3.000%) due 04/29/26 §	3,374,088	3,154,772
United Airlines, Inc. Term B 5.392% (USD LIBOR + 3.750%) due 04/21/28 §	3,337,750	3,105,776

		42,051,792

Consumer, Non-Cyclical - 1.6%

Allied Universal Holdco LLC Term B 5.260% (USD LIBOR + 3.750%) due 05/14/28 §	4,904,055	4,515,816

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
APi Group DE, Inc. Term B 4.287% (USD LIBOR + 2.500%) due 10/01/26 §	$3,168,729	$3,050,561
Belron Finance US LLC Term B 3.948% (USD LIBOR + 2.500%) due 11/13/25 §	651,560	632,013
Change Healthcare Holdings LLC Term B 4.287% (USD LIBOR + 2.750%) due 03/01/24 §	2,267,496	2,210,809
Eyecare Partners LLC 5.362% (USD LIBOR + 3.750%) due 02/20/27 §	949,640	877,626
Froneri US, Inc. Term B (United Kingdom) 4.037% (USD LIBOR + 2.250%) due 01/31/27 §	1,695,400	1,566,833
Gainwell Acquisition Corp. Term B 5.787% (USD LIBOR + 4.000%) due 10/01/27 §	4,366,883	4,153,997
Garda World Security Corp. Term B (Canada) 5.862% (USD LIBOR + 4.250%) due 10/30/26 §	1,071,822	996,794
Global Medical Response, Inc. Term B 5.250% (USD LIBOR + 4.250%) due 10/02/25 §	3,120,598	2,909,958
Horizon Therapeutics USA, Inc. Term B2 3.273% (USD LIBOR + 2.000%) due 03/15/28 §	4,838,750	4,681,491
ICON Luxembourg SARL Term B (Luxembourg) 4.287% (USD LIBOR + 2.500%) due 07/01/28 §	2,898,689	2,806,897
Jazz Financing Lux SARL Term B 5.287% (USD LIBOR + 3.500%) due 05/05/28 §	4,662,900	4,457,233
Medline Borrower LP Term B 4.892% (USD LIBOR + 3.250%) due 10/21/28 §	3,710,700	3,448,301
Phoenix Guarantor, Inc. Term B 5.037% (USD LIBOR + 3.250%) due 03/05/26 §	3,117,629	2,919,853
5.095% (USD LIBOR + 3.500%) due 03/05/26 §	1,273,875	1,193,063
Phoenix Newco, Inc. 5.234% (USD LIBOR + 3.500%) due 11/15/28 §	1,795,500	1,695,785
PRA Health Sciences, Inc. Term B (Ireland) 4.287% (USD LIBOR + 2.500%) due 07/01/28 §	722,210	699,340
Prime Security Services Borrower LLC Term B1 4.402% (USD LIBOR + 2.750%) due 09/23/26 §	3,302,300	3,095,081
Reynolds Consumer Products LLC Term B 3.537% (USD LIBOR + 1.750%) due 02/04/27 §	1,183,137	1,137,291
Sotera Health Holdings LLC 4.362% (USD LIBOR + 2.750%) due 12/13/26 §	5,460,000	5,200,650
Triton Water Holdings, Inc. Term B 5.287% (USD LIBOR + 3.500%) due 03/31/28 §	3,148,203	2,812,393
US Foods, Inc. Term B 3.829% (USD LIBOR + 2.000%) due 09/13/26 §	963,097	907,237
Verscend Holding Corp. Term B 5.787% (USD LIBOR + 4.000%) due 08/27/25 §	2,930,149	2,810,502

		58,779,524

	Principal Amount	Value
Diversified - 0.1%

First Eagle Holdings, Inc. Term B 4.287% (USD LIBOR + 2.500%) due 02/02/27 §	$2,078,310	$1,946,685

Financial - 0.9%

Allspring Buyer LLC Term B 5.563% (USD LIBOR + 3.250%) due 11/01/28 §	1,858,343	1,784,009
AmWINS Group, Inc. Term B 3.862% (USD LIBOR + 2.250%) due 02/19/28 §	1,733,610	1,639,706
Asurion LLC Term B6 4.787% (USD LIBOR + 2.750%) due 11/03/23 §	673,644	647,821
Term B7 4.787% (USD LIBOR + 3.000%) due 11/03/24 §	1,960,958	1,847,223
Term B8 4.874% (USD LIBOR + 3.250%) due 12/23/26 §	3,433,656	3,122,481
Term B9 5.037% (USD LIBOR + 3.250%) due 07/31/27 §	1,471,375	1,335,273
Castlelake Aviation One DAC Term B 4.383% (USD LIBOR + 2.750%) due 10/22/26 §	3,776,587	3,614,507
Citadel Securities LP Term B 4.287% (USD LIBOR + 2.500%) due 02/02/28 §	1,107,485	1,068,377
Deerfield Dakota Holding LLC Term B 5.436% (USD LIBOR + 3.750%) due 04/09/27 §	3,792,600	3,582,111
Edelman Financial Engines Center LLC Term B 5.537% (USD LIBOR + 3.750%) due 04/07/28 §	1,625,778	1,501,813
FinCo I LLC Term B 4.138% (USD LIBOR + 2.500%) due 06/27/25 §	1,621,198	1,547,568
FleetCor Technologies Operating Co. LLC Term B4 3.537% (USD LIBOR + 1.750%) due 04/30/28 §	1,395,910	1,347,178
Focus Financial Partners LLC Term B3 3.518% (USD LIBOR + 2.000%) due 07/03/24 §	1,041,873	1,000,719
Hudson River Trading LLC Term B 4.507% (USD LIBOR + 3.000%) due 03/18/28 §	450,559	421,836
Jane Street Group LLC Term B 4.383% (USD LIBOR + 2.750%) due 01/26/28 §	2,152,684	2,071,287
Setanta Aircraft Leasing DAC Term B (Ireland) 3.371% (USD LIBOR + 2.000%) due 11/05/28 §	5,430,000	5,181,577
VFH Parent LLC Term B 4.279% (USD LIBOR + 3.000%) due 01/13/29 §	1,590,000	1,508,513

		33,221,999

Industrial - 0.5%

Ali Group North America Corp. Term B 3.612% (USD LIBOR + 2.000%) due 12/20/28 §	3,660,000	3,507,499
Berry Global, Inc. Term Z 3.537% (USD LIBOR + 1.750%) due 07/01/26 §	1,634,004	1,584,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Brookfield WEC Holdings, Inc. 4.537% (USD LIBOR + 2.750%) due 08/01/25 §	$65,822	$62,407
Brown Group Holding LLC Term B 4.537% (USD LIBOR + 2.750%) due 06/07/28 §	2,261,699	2,159,217
Genesee & Wyoming, Inc. 3.787% (USD LIBOR + 2.000%) due 12/30/26 §	5,357,488	5,158,072
GFL Environmental, Inc. Term B (Canada) 4.633% (USD LIBOR + 3.000%) due 05/31/25 §	97,234	95,144
II-VI, Inc. Term B 4.537% (USD LIBOR + 2.750%) due 12/08/28 §	2,610,000	2,506,905
Quikrete Holdings, Inc. Term B1 4.612% (USD LIBOR + 3.000%) due 06/11/28 §	1,895,250	1,795,158
TransDigm, Inc. Term F 4.037% (USD LIBOR + 2.250%) due 12/09/25 §	226,515	215,649
XPO Logistics, Inc. Term B 3.537% (USD LIBOR + 1.750%) due 02/23/25	2,170,000	2,071,575

		19,156,270

Technology - 0.7%

AthenaHealth Group, Inc. Term B 4.977% (USD LIBOR + 3.500%) due 02/15/29 § j	6,060,000	5,593,380
Cloudera, Inc. Term B 5.537% (USD LIBOR + 3.750%) due 10/08/28 §	1,386,525	1,280,224
Dcert Buyer, Inc. 5.063% (USD LIBOR + 4.000%) due 10/16/26 §	4,330,606	4,106,857
Magenta Buyer LLC 6.652% (USD LIBOR + 5.000%) due 07/27/28 §	6,159,050	5,563,673
Peraton Corp. Term B 5.537% (USD LIBOR + 3.750%) due 02/01/28 §	4,421,433	4,164,437
Rackspace Technology Global, Inc. Term B 4.537% (USD LIBOR + 2.750%) due 02/9/28 §	2,418,477	2,216,535
RealPage, Inc. Term B 4.883% (USD LIBOR + 3.250%) due 04/22/28 §	4,059,325	3,756,905
Seattle SpinCo, Inc. Term B 4.416% (USD LIBOR + 2.750%) due 06/21/24 §	258,836	246,865

		26,928,876

Total Senior Loan Notes (Cost $222,865,401)		210,284,773

MORTGAGE-BACKED SECURITIES - 30.7%

Collateralized Mortgage Obligations - Commercial - 4.2%

Bank 2019-BN17 (IO) 1.178% due 04/15/52 §	36,480,146	1,968,064
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	9,025,094
BENCHMARK Mortgage Trust 4.510% due 05/15/53 §	8,220,000	8,309,057
BHMS 2.574% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	6,742,814

	Principal Amount	Value
CD Mortgage Trust (IO) 1.389% due 05/10/50 §	$30,151,835	$1,188,896
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	1,935,607
Commercial Mortgage Trust 4.300% due 10/10/46	510,000	505,573
4.762% due 10/10/46 §	450,000	436,490
5.029% due 08/15/45 § ~	2,390,000	2,149,994
5.237% due 10/10/46 §	220,000	180,331
Commercial Mortgage Trust (IO) 1.980% due 10/15/45 §	14,593,423	3,319
Credit Suisse Mortgage Capital Certificates 3.974% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,343,065
Credit Suisse Mortgage Trust 3.953% due 09/15/37 ~	6,800,000	6,439,846
4.348% (USD LIBOR + 3.024%) due 12/15/22 § ~	18,887,588	18,811,069
4.373% due 09/15/37 ~	1,700,000	1,344,220
6.674% (USD LIBOR + 5.350%) due 07/15/32 § ~	7,500,000	6,679,924
CSMC 3.974% due 06/15/39 ~	1,830,000	1,832,466
DBJPM Mortgage Trust 2.890% due 08/10/49	2,010,000	1,907,697
Fannie Mae 2.232% due 02/25/27	2,233,936	2,149,571
2.560% due 09/25/29	966,524	913,633
2.720% due 10/25/31 §	367,065	343,810
3.225% due 04/25/28 §	93,825	92,150
Fannie Mae (IO) 0.700% due 06/25/29 §	9,861,810	318,181
Fannie Mae - Aces 2.500% due 10/25/37	450,089	415,420
3.061% due 05/25/27 §	577,271	567,954
Fannie Mae - Aces (IO) 0.272% due 07/25/22 §	70,811	-
Freddie Mac (IO) 0.445% due 09/25/31 §	15,381,019	412,357
0.578% due 02/25/36 §	4,992,756	226,184
0.657% due 12/25/27 §	5,994,643	159,787
0.705% due 12/25/35 §	30,856,949	1,710,765
0.869% due 03/25/28 §	6,097,518	198,123
1.666% due 08/27/28 §	4,000,000	342,626
Freddie Mac Multifamily Structured Pass-Through Certificates 0.230% due 06/25/32	5,500,000	120,528
0.403% due 03/25/32 §	6,899,527	172,652
0.450% due 04/25/55 §	6,999,113	203,093
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.751% due 10/25/26 §	16,838,149	371,823
0.948% due 10/25/29 §	2,486,056	123,967
1.015% due 06/25/29 §	7,249,255	369,215
1.283% due 06/25/29 §	6,050,000	425,134
1.343% due 06/25/27 §	1,567,350	56,487
1.432% due 07/25/26 §	5,270,996	215,181
Government National Mortgage Association 1.450% due 01/16/63	2,558,082	2,150,966
1.850% due 02/16/61	1,700,000	1,194,201
2.851% due 11/16/47 §	955,851	908,314
Government National Mortgage Association (IO) 0.067% due 10/16/48 §	5,891,361	15,505
0.334% due 01/16/53 §	26,847,238	259,028
0.439% due 08/16/58 §	1,375,748	41,088
0.508% due 12/16/59 §	1,899,230	68,825
0.518% due 04/16/57 §	1,936,045	67,155
0.535% due 02/16/59 §	1,943,331	73,345
0.543% due 11/16/47 §	9,131,190	135,033
0.567% due 01/16/63 §	4,979,305	310,485
0.572% due 02/16/62 §	3,485,078	201,685
0.641% due 02/16/61 §	2,183,387	133,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
0.647% due 11/16/55 §	$8,215,824	$220,177
0.652% due 07/16/58 §	1,459,100	49,566
0.805% due 01/16/61 §	12,581,493	790,576
0.816% due 05/16/63 §	4,733,334	322,723
0.841% due 05/16/60 §	1,820,910	118,112
0.896% due 10/16/62 §	2,837,860	198,547
0.913% due 11/16/60 §	5,806,072	411,284
1.422% due 10/16/60 §	31,152,753	2,722,283
GS Mortgage Securities Corp. II 3.124% (USD LIBOR + 1.550%) due 09/15/31 § ~	7,942,811	7,036,317
GS Mortgage Securities Corp. Trust 2.475% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,281,148
GS Mortgage Securities Trust 3.164% due 05/10/50	3,121,515	2,955,788
3.777% due 05/10/50 §	3,880,000	3,785,547
4.161% due 05/10/50 §	550,000	530,945
5.161% due 11/10/46 §	1,070,000	1,058,225
JP Morgan Chase Commercial Mortgage Securities Trust 2.822% due 08/15/49	3,400,000	3,232,246
4.766% due 08/15/48 §	2,470,000	2,370,161
5.049% due 01/15/47 §	510,000	505,710
6.722% due 02/15/51 §	17,887	16,046
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 § ~	54,014	26,749
5.450% due 08/12/48 §	427,789	211,849
6.193% due 09/12/49 §	51,986	51,229
Ready Capital Mortgage Financing LLC 2.824% (USD LIBOR + 1.200%) due 11/25/36 § ~	4,773,431	4,655,738
3.717% (SOFR + 2.467%) due 06/25/37 § ~	6,680,000	6,662,881
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	13,714,612
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	907,316	882,504
WFRBS Commercial Mortgage Trust 4.204% due 11/15/47 §	3,830,000	3,556,891
4.723% due 03/15/47 §	340,000	333,064
WFRBS Commercial Mortgage Trust (IO) 1.142% due 03/15/47 §	7,836,880	85,734

		154,058,088

Collateralized Mortgage Obligations - Residential - 5.4%

Adjustable Rate Mortgage Trust 2.124% (USD LIBOR + 0.500%) due 03/25/36 §	342,867	128,186
2.694% due 10/25/35 §	1,406,885	1,221,020
Alternative Loan Trust 6.000% due 03/25/27	11,671	11,606
6.500% due 09/25/36	1,081,511	701,734
13.368% (16.940% - USD LIBOR) due 06/25/35 §	2,264,011	2,022,466
22.106% (28.600% - USD LIBOR) due 07/25/36 §	754,157	827,142
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.804% (USD LIBOR + 0.180%) due 08/25/47 § ~	143,383	122,561
Citigroup Mortgage Loan Trust 3.110% due 04/25/37 §	265,026	235,221
6.500% due 10/25/36 § ~	1,324,722	838,346
Connecticut Avenue Securities Trust 3.674% (USD LIBOR + 2.050%) due 01/25/40 § ~	1,505,765	1,474,923
3.724% (USD LIBOR + 2.100%) due 10/25/39 § ~	1,186,366	1,178,058
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	509,941	316,254
5.750% due 02/25/37	3,194,019	1,894,487

	Principal Amount	Value
Credit Suisse Mortgage Trust 2.000% due 01/25/60 § ~	$1,600,725	$1,459,923
2.870% (USD LIBOR + 1.750%) due 07/25/47 § ~	3,193,630	3,115,297
2.910% due 01/27/36 § ~	8,823,083	8,551,428
3.500% due 02/25/48 § ~	7,716,962	7,174,519
CSMC Trust 2.963% due 07/25/57 § ~	9,880,000	9,461,997
DCP Rights, LLC 3.034% due 01/15/24	1,250,000	1,251,975
Fannie Mae 1.974% (USD LIBOR + 0.350%) due 05/25/34 §	201,724	200,840
2.000% due 07/25/50	1,561,164	1,085,624
4.000% due 04/25/40 - 07/25/40	2,796,749	2,825,189
5.500% due 04/25/42	1,560,521	1,653,141
6.000% due 05/25/42	507,298	547,538
6.500% due 06/25/39 - 07/25/42	1,124,718	1,223,986
7.000% due 05/25/42	217,563	244,567
Fannie Mae (IO) 0.875% due 10/25/35 §	166,808	6,534
0.947% due 08/25/55 §	525,666	17,685
1.101% due 12/25/36 §	731,879	38,456
1.122% due 03/25/36 §	116,455	4,636
1.146% due 08/25/44 §	1,405,542	58,211
1.754% due 07/25/36 §	186,074	12,093
2.500% due 08/25/50 - 02/25/51	5,798,724	915,527
3.000% due 11/25/26 - 09/25/32	2,427,438	125,319
3.500% due 07/25/28 - 11/25/41	1,139,202	134,092
4.000% due 11/25/41	1,152,127	199,637
4.500% due 11/25/39	157,270	28,102
4.526% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	4,838,793	552,353
4.856% (6.480% - USD LIBOR) due 04/25/40 §	281,171	37,711
4.976% (6.600% - USD LIBOR) due 07/25/42 §	167,081	24,400
5.000% due 01/25/38 - 01/25/39	442,788	82,855
5.000% due 01/25/39 §	114,602	22,965
5.026% (6.650% - USD LIBOR) due 03/25/42 §	728,755	67,677
5.500% due 01/25/39 §	101,842	21,807
6.000% due 01/25/38 - 07/25/38	460,175	95,786
Fannie Mae (PO) 0.518% due 03/25/42	59,734	53,942
0.532% due 03/25/42	35,840	32,273
Fannie Mae Connecticut Avenue Securities 6.624% (USD LIBOR + 5.000%) due 11/25/24 §	364,325	367,718
6.874% (USD LIBOR + 5.250%) due 10/25/23 §	696,694	716,349
Fannie Mae REMICS 2.000% due 08/25/50	2,600,000	2,182,631
3.500% due 09/25/45	888,824	844,387
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	152,059	150,904
Freddie Mac 2.324% (USD LIBOR + 1.000%) due 02/15/32 §	32,949	32,984
2.726% (SOFR + 1.800%) due 01/25/51 § ~	2,809,783	2,688,482
3.000% due 08/15/48	382,896	364,881
3.500% due 10/15/37	402,119	402,877
3.924% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,304,811
4.000% due 12/15/39 - 04/25/52	1,477,094	1,451,711
5.000% due 02/15/30 - 03/15/35	4,926,406	5,130,343
5.374% (USD LIBOR + 3.750%) due 08/25/50 § ~	343,284	343,003
6.000% due 05/15/36	955,390	1,029,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Freddie Mac (IO) 0.250% due 01/15/38 §	$55,924	$474
0.999% due 04/15/41 §	659,846	26,388
2.000% due 10/25/50	2,229,227	314,247
2.500% due 05/25/49 - 01/25/51	12,303,835	1,868,997
3.000% due 12/15/31	372,982	21,861
3.500% due 06/15/27 - 04/15/43	1,323,486	94,347
4.000% due 04/15/43	103,887	5,815
4.626% (5.950% - USD LIBOR) due 10/15/41 §	501,142	60,461
4.676% (6.000% - USD LIBOR) due 05/15/44 §	2,571,060	339,594
4.706% (6.030% - USD LIBOR) due 09/15/37 §	723,182	81,266
4.726% (6.050% - USD LIBOR) due 08/15/39 §	690,473	73,593
4.906% (6.230% - USD LIBOR) due 01/15/40 §	120,228	14,746
4.926% (6.250% - USD LIBOR) due 09/15/42 §	402,782	42,658
4.966% (6.290% - USD LIBOR) due 11/15/36 §	246,447	28,821
Freddie Mac REMICS 2.000% due 03/25/51	5,508,618	729,341
Freddie Mac STACR Trust 3.474% (USD LIBOR + 1.850%) due 02/25/50 § ~	2,291,301	2,270,339
Freddie Mac Structured Agency Credit Risk Debt Notes 6.124% (USD LIBOR + 4.500%) due 02/25/24 §	2,197,983	2,201,201
6.574% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,563,656
10.974% (USD LIBOR + 9.350%) due 04/25/28 §	2,836,546	2,890,637
Government National Mortgage Association 1.103% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	3,735,474	3,692,064
1.153% (USD LIBOR + 0.350%) due 08/20/58 §	7,504,864	7,441,898
1.203% (USD LIBOR + 0.400%) due 08/20/70 §	195,428	193,701
1.253% (USD LIBOR + 0.450%) due 07/20/70 §	11,822,382	11,553,222
1.303% (USD LIBOR + 0.500%) due 03/20/61 - 07/20/70 §	1,515,102	1,497,023
1.953% (USD LIBOR + 1.150%) due 05/20/70 §	2,247,613	2,260,851
2.023% (USD LIBOR + 1.000%) due 05/20/60 §	220,153	220,405
2.500% due 05/20/51	2,217,417	254,860
2.750% due 03/20/48	570,163	547,298
3.000% due 07/20/49	2,721,390	2,637,945
4.500% due 10/20/39	54,858	54,826
Government National Mortgage Association (IO) 0.475% due 11/20/42 §	143,312	3,199
2.000% due 12/20/50	8,286,108	946,337
2.500% due 08/20/50 - 02/20/51	14,581,030	2,200,067
3.500% due 04/20/27 - 04/20/50	3,722,257	570,860
4.000% due 04/16/45	689,203	118,586
4.591% (6.100% - USD LIBOR) due 08/16/42 §	459,095	62,492
4.641% (6.150% - USD LIBOR) due 06/16/43 §	472,207	26,051
4.691% (6.200% - USD LIBOR) due 10/16/42 §	631,232	81,426
4.885% (6.480% - USD LIBOR) due 04/20/40 §	65,862	8,760
4.955% (6.550% - USD LIBOR) due 06/20/40 §	1,278,985	168,891
5.000% due 10/20/44	3,308,764	673,887

	Principal Amount	Value
5.055% (6.650% - USD LIBOR) due 01/20/40 §	$27,602	$702
5.091% (6.600% - USD LIBOR) due 04/16/42 §	1,277,455	198,542
GS Mortgage-Backed Securities Trust 4.000% due 05/25/62 § ~	1,966,700	1,878,432
GSMSC Resecuritization Trust 1.616% (USD LIBOR + 0.610%) due 11/26/37 §	13,880,000	12,531,183
Impac CMB Trust 2.144% (USD LIBOR + 0.520%) due 11/25/35 §	1,121,301	1,020,321
IndyMac INDX Mortgage Loan Trust 2.144% (USD LIBOR + 0.520%) due 06/25/35 §	894,980	745,204
JP Morgan Mortgage Trust 2.661% due 08/25/35 §	315,914	304,459
3.500% due 09/25/48 § ~	827,795	781,183
3.500% due 10/25/48 § ~	1,728,317	1,635,366
Legacy Mortgage Asset Trust 1.750% due 04/25/61 § ~	2,150,357	2,025,795
2.250% due 07/25/67 § ~	4,075,778	3,816,447
3.200% due 05/25/59 § ~	5,945,473	5,946,331
Lehman Mortgage Trust 2.374% (USD LIBOR + 0.750%) due 12/25/35 §	2,957,597	1,559,139
6.000% due 05/25/37	94,845	109,717
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	974,219	783,670
Merrill Lynch Mortgage Investors Trust 3.466% due 06/25/35 §	577,205	557,178
Morgan Stanley Mortgage Loan Trust 2.748% due 07/25/35 §	554,247	487,710
2.964% due 07/25/34 §	133,248	128,039
Morgan Stanley Resecuritization Trust 1.034% (US FED + 0.710%) due 12/27/46 § ~	5,927,697	5,331,781
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,169,947	1,083,178
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	2,082,007	2,024,363
4.250% due 12/25/57 § ~	4,170,171	4,114,967
Nomura Resecuritization Trust 1.324% (US FED + 1.000%) due 08/26/46 § ~	3,479,816	3,210,452
PMT Credit Risk Transfer Trust 4.402% (USD LIBOR + 2.750%) due 05/27/23 § ~	3,370,945	3,297,724
PRKCM Trust 2.071% due 11/25/56 § ~	2,180,781	1,870,192
4.100% due 04/25/57 ~	2,432,723	2,380,063
RAAC Trust 6.000% due 09/25/34	8,416	7,820
Radnor RE Ltd. (Bermuda) 3.626% (SOFR + 2.700%) due 12/27/33 § ~	8,010,000	7,511,428
Residential Asset Securitization Trust 2.124% (USD LIBOR + 0.500%) due 07/25/36 §	332,704	251,417
6.000% due 08/25/36	701,384	512,965
Structured Adjustable Rate Mortgage Loan Trust 2.788% due 08/25/36 §	2,897,080	2,162,016
3.289% due 05/25/36 §	1,189,194	867,882
Verus Securitization Trust 4.910% due 06/25/67 ~	1,830,000	1,832,282
WaMu Mortgage Pass-Through Certificates Trust
2.521% due 10/25/36 §	438,228	412,399
2.529% due 09/25/33 §	69,003	65,973
3.368% due 07/25/37 §	1,472,790	1,410,556

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust 1.176% (US FED + 0.700%) due 01/25/47 §	$3,288,941	$2,735,641
6.000% due 07/25/36	392,629	301,936

		197,047,782

Fannie Mae - 12.9%

due 07/01/52 #	14,400,000	13,995,704
due 08/01/52 #	600,000	590,824
due 07/01/52 - 09/01/52 #	24,300,000	24,436,296
2.000% due 06/01/41 - 03/01/52	89,642,532	78,344,311
2.149% due 02/01/32 §	718,124	636,336
2.500% due 03/01/38 - 07/01/61	122,970,008	111,364,462
2.810% due 04/01/25	130,000	128,182
2.930% due 06/01/30	250,153	239,134
3.000% due 07/01/35 - 06/01/52	107,546,789	102,209,242
3.160% due 05/01/29	997,698	977,784
3.200% due 02/01/29	91,044	89,527
3.250% due 05/01/29	177,010	174,418
3.450% due 03/01/29	154,530	154,066
3.468% due 03/01/30	294,504	292,295
3.500% due 12/01/34 - 05/01/52	73,802,949	72,111,148
4.000% due 10/01/42 - 06/01/57	39,250,409	39,245,211
4.500% due 04/01/23 - 08/01/58	20,364,849	20,849,931
5.000% due 07/01/33 - 06/01/41	4,595,086	4,817,292
5.500% due 04/01/37 - 11/01/38	687,102	737,017
6.000% due 04/01/33 - 07/01/41	896,764	974,858
6.500% due 05/01/40	959,389	1,048,282
7.000% due 02/01/39	468,173	514,645

		473,930,965

Freddie Mac - 5.3%

1.500% due 10/01/41 - 11/01/41	1,387,938	1,189,257
2.000% due 09/01/41 - 02/01/52	45,593,605	40,076,506
2.098% (UST + 1.284%) due 03/01/47 §	689,064	672,219
2.500% due 04/01/41 - 03/01/52	58,734,733	53,297,430
2.874% (USD LIBOR + 1.619%) due 11/01/47 §	2,026,943	2,004,600
3.000% due 09/01/32 - 06/01/52	27,858,107	26,360,800
3.007% (USD LIBOR + 1.628%) due 11/01/48 §	5,647,829	5,564,515
3.083% (USD LIBOR + 1.621%) due 02/01/50 §	2,092,895	2,074,232
3.500% due 01/01/38 - 05/01/52	10,712,190	10,445,139
4.000% due 10/01/42 - 06/01/52	27,213,711	27,220,005
4.500% due 07/01/23 - 09/01/50	20,184,201	20,584,406
5.000% due 12/01/35 - 06/01/48	2,672,455	2,811,468
5.500% due 08/01/37 - 12/01/38	638,595	686,567
6.000% due 10/01/36 - 11/01/39	1,735,228	1,902,534
6.500% due 09/01/39	302,251	323,354
7.000% due 03/01/39	127,870	141,284

		195,354,316

Government National Mortgage Association - 2.9%

due 08/18/52 #	2,000,000	1,941,094
due 07/01/52 - 08/01/52 #	8,900,000	8,856,014
due 08/01/52 - 09/01/52 #	13,400,000	13,513,766
1.430% (USD LIBOR + 0.627%) due 08/20/60 §	419,129	416,888
3.000% due 09/15/42 - 04/20/52	30,648,012	28,957,022
3.500% due 06/20/44 - 06/20/52	17,700,602	17,377,729
4.000% due 02/20/33 - 04/20/50	16,632,194	16,738,679
4.500% due 01/20/40 - 11/20/50	11,632,177	11,986,162
5.000% due 01/15/40 - 10/20/47	4,220,989	4,459,427
5.500% due 06/15/36	174,857	191,066

	Principal Amount	Value
6.000% due 06/20/35 - 03/20/42	$2,212,020	$2,415,407
6.500% due 10/20/37	304,852	338,155

		107,191,409

Total Mortgage-Backed Securities (Cost $1,189,208,278)		1,127,582,560

ASSET-BACKED SECURITIES - 3.7%

Accredited Mortgage Loan Trust 1.894% (USD LIBOR + 0.270%) due 09/25/36 §	2,430,000	2,266,068
ACRES Commercial Realty Ltd. 2.723% (USD LIBOR + 1.200%) due 06/15/36 § ~	2,380,000	2,320,500
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.554% (USD LIBOR + 0.930%) due 05/25/35 §	3,600,509	3,578,763
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman) 2.674% (USD LIBOR + 1.350%) due 11/15/36 § ~	4,780,000	4,658,822
Avis Budget Rental Car Funding AESOP LLC 3.340% due 08/20/26 ~	5,000,000	4,497,947
3.350% due 09/22/25 ~	6,570,000	6,464,979
Citigroup Mortgage Loan Trust 1.694% (USD LIBOR + 0.070%) due 05/25/37 §	152,281	111,604
College Ave Student Loans LLC 3.024% (USD LIBOR + 1.400%)	1,857,745	1,839,957
due 12/28/48 § ~
3.280% due 12/28/48 ~	1,553,855	1,507,192
Credit Suisse European Mortgage Capital Ltd. (Ireland) 4.186% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,075,500	3,985,895
Credit-Based Asset Servicing & Securitization LLC 2.404% (USD LIBOR + 0.780%) due 07/25/33 §	604,209	570,268
DB Master Finance LLC 2.791% due 11/20/51 ~	2,338,250	1,934,085
ECMC Group Student Loan Trust 2.974% (USD LIBOR + 1.350%) due 07/26/66 § ~	4,045,293	4,005,066
Fannie Mae Grantor Trust 2.898% due 06/25/27	537,144	522,833
First Franklin Mortgage Loan Trust 1.744% (USD LIBOR + 0.120%) due 11/25/36 §	7,658,368	7,125,796
FNA VI LLC 1.350% due 01/10/32 ~	2,510,938	2,347,588
Ford Credit Floorplan Master Owner Trust 4.060% due 11/15/30	5,020,000	4,992,096
Foundation Finance Trust 1.270% due 05/15/41 ~	2,566,749	2,374,907
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	488,961
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	2,080,763	1,777,271
Hildene Community Funding CDO Ltd. (Cayman) 2.600% due 11/01/35 ~	4,880,000	4,479,250
Home Equity Asset Trust 2.569% (USD LIBOR + 0.945%) due 12/25/35 §	2,370,000	2,194,082
InStar Leasing III LLC 2.300% due 02/15/54 ~	3,463,725	3,058,307
Magnolia Finance X DAC (Ireland) 3.980% due 08/13/24	4,258,291	4,163,119

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Mercury Financial Credit Card Master Trust 4.210% due 03/20/26 ~	$4,000,000	$3,834,129
MF1 Ltd. (Cayman) 2.142% (SOFR + 1.350%) due 02/19/37 § ~	7,310,000	7,069,435
National Collegiate Student Loan Trust 1.984% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	888,886
Navient Private Education Refi Loan Trust 1.690% due 05/15/69 ~	3,897,231	3,684,074
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,307,680	3,946,749
Origen Manufactured Housing Contract Trust 2.705% due 10/15/37 §	3,105,679	2,888,331
3.485% due 04/15/37 §	2,073,909	1,939,963
RAMP Trust 1.894% (USD LIBOR + 0.270%) due 10/25/36 §	118,373	118,337
RASC Trust 1.844% (USD LIBOR + 0.220%) due 01/25/37 §	6,163,802	5,896,289
Saxon Asset Securities Trust 1.864% (USD LIBOR + 0.240%) due 10/25/46 §	9,050,000	7,119,580
SBA Small Business Investment Cos. 3.548% due 09/10/28	707,736	697,278
SLC Student Loan Trust 1.979% (USD LIBOR + 0.150%) due 12/15/39 §	4,300,000	4,075,774
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	1,753,743	1,587,612
1.590% due 01/15/53 ~	4,789,272	4,381,355
Sofi Professional Loan Program Trust 3.340% due 08/25/47 ~	1,354,807	1,335,902
Stonepeak ABS 2.301% due 02/28/33 ~	8,403,237	7,847,412
Structured Asset Investment Loan Trust 2.624% (USD LIBOR + 1.000%) due 10/25/33 §	402,705	399,996
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	2,043,693	1,779,077
Thrust Engine Leasing 4.163% due 07/15/40 ~	2,333,638	2,074,824
United States Small Business Administration
2.690% due 07/01/44	1,374,749	1,269,721
2.980% due 04/01/39	687,277	668,153

Total Asset-Backed Securities (Cost $140,622,678)		134,768,233

U.S. GOVERNMENT AGENCY ISSUE - 0.5%

Fannie Mae 6.625% due 11/15/30	15,850,000	19,599,699

Total U.S. Government Agency Issue (Cost $19,522,742)		19,599,699

U.S. TREASURY OBLIGATIONS - 14.3%

U.S. Treasury Bonds - 9.7%

1.125% due 08/15/40	22,940,000	15,858,171
1.250% due 05/15/50	770,000	490,243
1.375% due 08/15/50	93,780,000	61,772,080
1.625% due 11/15/50	77,750,000	54,718,081
1.750% due 08/15/41	24,790,000	18,866,546
1.875% due 02/15/51	79,830,000	59,919,276
1.875% due 11/15/51	18,305,000	13,740,191

	Principal Amount	Value
2.000% due 02/15/50	$18,120,000	$14,050,078
2.000% due 08/15/51	10,870,000	8,405,992
2.250% due 05/15/41	13,310,000	11,111,770
2.250% due 02/15/52	33,310,000	27,423,498
2.375% due 02/15/42	1,860,000	1,577,803
2.375% due 05/15/51	46,140,000	38,968,474
2.875% due 05/15/52	24,368,000	23,022,049
3.250% due 05/15/42	150,000	146,438
3.625% due 08/15/43 ‡	1,020,000	1,047,731
3.625% due 02/15/44 ‡	4,510,000	4,631,206

		355,749,627

U.S. Treasury Notes - 4.6%

0.125% due 07/15/23	190,000	184,539
0.125% due 10/15/23	190,000	183,239
0.250% due 11/15/23	420,000	404,808
0.375% due 11/30/25	5,000,000	4,567,969
0.625% due 10/15/24	2,310,000	2,188,996
0.750% due 03/31/26	6,940,000	6,375,041
0.750% due 05/31/26	100,000	91,508
0.875% due 06/30/26	6,670,000	6,123,894
1.000% due 07/31/28	33,370,000	29,518,111
1.250% due 03/31/28	1,980,000	1,789,116
1.250% due 04/30/28	12,790,000	11,538,978
1.250% due 06/30/28	24,420,000	21,971,322
1.250% due 08/15/31	46,600,000	40,126,969
1.500% due 11/30/28	5,180,000	4,704,492
1.625% due 05/15/31	31,380,000	28,045,875
2.500% due 03/31/27	9,670,000	9,435,805
2.750% due 04/30/27	390,000	384,774

		167,635,436

Total U.S. Treasury Obligations (Cost $643,257,258)		523,385,063

FOREIGN GOVERNMENT BONDS & NOTES - 6.5%

Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	2,550,000	2,551,122
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	45,148
Argentine Republic Government (Argentina)
0.500% due 07/09/30 §	$5,494,820	1,303,281
1.000% due 07/09/29	522,501	120,120
1.125% due 07/09/35 §	2,585,277	560,033
2.500% due 07/09/41 §	9,140,000	2,465,149
Brazilian Government (Brazil)
4.625% due 01/13/28	2,020,000	1,889,988
4.750% due 01/14/50	2,460,000	1,674,106
5.000% due 01/27/45	4,870,000	3,490,233
5.625% due 01/07/41	1,570,000	1,256,290
5.625% due 02/21/47	7,120,000	5,502,297
China Government (China)
3.310% due 11/30/25 ~	CNY 66,000,000	10,100,288
3.380% due 11/21/24 ~	17,000,000	2,593,412
3.390% due 05/21/25 ~	20,500,000	3,139,446
Colombia Government (Colombia)
3.250% due 04/22/32	$1,810,000	1,312,405
4.125% due 02/22/42	2,740,000	1,709,284
5.625% due 02/26/44	3,880,000	2,801,097
Indonesia Government (Indonesia)
4.350% due 01/11/48	2,260,000	1,985,249
4.750% due 07/18/47 ~	400,000	369,060
5.250% due 01/08/47 ~	650,000	633,398
Indonesia Treasury (Indonesia)
6.375% due 04/15/32	IDR 37,919,000,000	2,395,839
6.500% due 02/15/31	437,967,000,000	28,105,149
7.000% due 05/15/27	179,413,000,000	12,374,349
Israel Government International (Israel) 2.750% due 07/03/30	$1,290,000	1,197,912

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,944,953,692	$15,030,100
Kenya Government (Kenya)
6.300% due 01/23/34 ~	$3,210,000	2,012,494
6.875% due 06/24/24 ~	990,000	831,580
7.250% due 02/28/28 ~	1,210,000	878,061
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 516,810,000	23,209,741
7.750% due 11/13/42	691,077,500	30,066,914
8.000% due 11/07/47	907,490,000	40,278,889
8.500% due 05/31/29	55,030,000	2,658,478
10.000% due 12/05/24	109,240,000	5,505,453
Mexico Government (Mexico)
4.600% due 02/10/48	$5,770,000	4,585,859
5.750% due 10/12/10	1,450,000	1,222,477
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,100,909
7.143% due 02/23/30 ~	1,110,000	787,545
Panama Government (Panama)
2.252% due 09/29/32	2,630,000	2,057,074
4.500% due 04/01/56	1,930,000	1,536,491
Paraguay Government (Paraguay) 3.849% due 06/28/33 ~	1,370,000	1,120,139
Peruvian Government (Peru)
2.783% due 01/23/31	1,600,000	1,364,239
5.625% due 11/18/50	1,850,000	1,921,793
Provincia de Buenos Aires (Argentina) 3.900% due 09/01/37 § ~	4,204,172	1,259,926
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,300,000	4,306,639
Russian Federal (Russia)
6.900% due 05/23/29	RUB 1,033,350,000	1,690,936
7.000% due 01/25/23	198,150,000	324,245
7.000% due 08/16/23	234,570,000	383,842
7.050% due 01/19/28	656,291,000	1,073,931
7.250% due 05/10/34	41,210,000	67,435
7.650% due 04/10/30	1,343,710,000	2,198,798
7.700% due 03/16/39	690,870,000	1,130,515
8.150% due 02/03/27	458,179,000	749,748
State of Israel (Israel) 3.375% due 01/15/50	$990,000	802,665

Total Foreign Government Bonds & Notes (Cost $351,029,957)		239,731,571

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $8,764,426; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $8,939,685)	$8,764,368	$8,764,368

Total Short-Term Investment (Cost $8,764,368)		8,764,368

TOTAL INVESTMENTS - 99.8% (Cost $4,112,594,063)		3,662,569,129

DERIVATIVES - (0.4%)		(15,950,141)

OTHER ASSETS & LIABILITIES, NET - 0.6%		22,957,165

NET ASSETS - 100.0%		$3,669,576,153

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	38.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.3%
Foreign Government Bonds & Notes	6.5%
Senior Loan Notes	5.7%
Asset-Backed Securities	3.7%
Others (each less than 3.0%)	0.7%

	99.8%
Derivatives	(0.4%	)
Other Assets & Liabilities, Net	0.6%

	100.0%

(b)

As of June 30, 2022, investments with a total aggregate value of $2,540,409 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)

An investment with a value of $45,148 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	09/23	733	$176,929,402	$177,431,813	$502,411
AUD FX	09/22	1,417	101,980,886	97,928,870	(4,052,016)
Australia Treasury 10-Year Bonds	09/22	435	35,956,941	35,699,260	(257,681)
CAD FX	09/22	360	28,612,980	27,972,000	(640,980)
EUR FX	09/22	284	38,191,788	37,409,900	(781,888)
Euribor	12/22	844	219,548,879	218,596,711	(952,168)
Euro-Bobl	09/22	198	26,078,128	25,768,692	(309,436)
Euro-Bund	07/22	33	4,885,079	4,884,000	(1,079)
Euro-Bund	09/22	158	25,576,739	24,634,412	(942,327)
Euro-OAT	09/22	193	28,867,000	28,018,295	(848,705)
Eurodollar	12/22	4,925	1,205,959,743	1,185,816,875	(20,142,868)
Eurodollar	06/23	962	238,677,013	232,238,825	(6,438,188)
Eurodollar	09/23	229	56,715,244	55,392,238	(1,323,006)
Eurodollar	12/23	760	185,782,813	184,119,500	(1,663,313)
GBP FX	09/22	219	17,124,294	16,697,381	(426,913)
JPY FX	09/22	417	39,893,075	38,653,294	(1,239,781)
Long Gilt	09/22	17	2,444,002	2,358,714	(85,288)
MXN FX	09/22	1,379	34,510,278	33,757,920	(752,358)
U.S. Treasury 5-Year Notes	09/22	11,525	1,298,615,170	1,293,681,250	(4,933,920)
U.S. Treasury 30-Year Bonds	09/22	1,964	274,327,518	272,259,500	(2,068,018)
U.S. Treasury Ultra Long Bonds	09/22	1,346	211,440,196	207,746,687	(3,693,509)
U.S. Treasury Ultra 10-Year Notes	09/22	271	34,815,172	34,518,625	(296,547)

					(51,347,578)

Short Futures Outstanding
3-Month USD SOFR	12/22	713	172,808,543	172,982,712	(174,169)
30 Day Federal Funds	07/22	424	174,117,456	173,725,814	391,642
Euro-Buxl	09/22	111	20,754,112	19,025,700	1,728,412
U.S. Treasury 2-Year Notes	09/22	387	81,480,018	81,276,047	203,971
U.S. Treasury 10-Year Notes	09/22	8,224	978,535,010	974,801,000	3,734,010

					5,883,866

Total Futures Contracts					($45,463,712)

(e)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	28,863,161	USD	21,590,655	07/22	CIT	$-	($1,666,288)
BRL	16,628,736	USD	3,514,103	07/22	BNP	-	(350,317)
BRL	18,926,294	USD	3,972,690	07/22	MSC	-	(371,770)
CAD	148,905,143	USD	119,128,306	07/22	CIT	-	(3,444,939)
CHF	6,375,000	USD	6,463,452	07/22	JPM	219,967	-
CNH	44,690,090	USD	6,977,866	07/22	JPM	-	(301,276)
EUR	49,000,000	USD	51,213,526	07/22	CIT	182,420	-
GBP	10,597,291	USD	13,845,255	07/22	GSC	-	(942,471)
IDR	173,744,602,932	USD	12,079,858	07/22	CIT	-	(463,455)
INR	699,286,235	USD	9,103,749	07/22	JPM	-	(260,485)
JPY	3,636,529,569	USD	29,426,522	07/22	GSC	-	(2,602,641)
MXN	333,000,000	USD	16,611,047	07/22	CIT	-	(93,538)
NOK	91,169,374	EUR	9,571,000	07/22	CIT	-	(780,814)
NOK	85,487	EUR	9,000	07/22	GSC	-	(759)
NOK	82,746,764	EUR	8,709,000	07/22	MSC	-	(731,974)
USD	3,979,995	AUD	5,660,000	07/22	CIT	72,872	-
USD	6,936,802	BRL	35,555,030	07/22	MSC	172,096	-
USD	6,896,440	CHF	6,375,000	07/22	JPM	213,021	-
USD	50,566,384	CNH	323,483,271	07/22	JPM	2,238,774	-
USD	3,725,349	EUR	3,568,000	07/22	GSC	-	(17,115)
USD	88,908,335	EUR	81,174,070	07/22	MSC	3,765,108	-
USD	9,426,012	MXN	194,700,000	07/22	CIT	-	(231,523)
USD	35,194,506	MXN	708,300,000	07/22	CIT	61,319	-
USD	9,810,686	MXN	202,835,000	07/22	MSC	-	(250,362)
USD	16,940,278	MXN	341,490,602	07/22	MSC	1,618	-
ZAR	107,540,000	USD	7,265,971	07/22	MSC	-	(665,182)

Total Forward Foreign Currency Contracts						$6,927,195	($13,174,909)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(f)	Purchased options outstanding as of June 30, 2022 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (07/22)	$117.00	07/01/22	CME	24	$2,808,000	$7,542	$36,750
Call - U.S. Treasury 10-Year Notes (07/22)	118.25	07/01/22	CME	24	2,838,000	7,917	10,875
Call - U.S. Treasury 30-Year Bonds (07/22)	135.00	07/01/22	CME	8	1,080,000	6,014	29,125
Call - U.S. Treasury 10-Year Notes (08/22)	117.00	07/22/22	CME	161	18,837,000	144,466	309,422
Call - U.S. Treasury 10-Year Notes (08/22)	117.25	07/22/22	CME	25	2,931,250	21,918	43,360
Call - U.S. Treasury 30-Year Bonds (08/22)	134.50	07/22/22	CME	72	9,684,000	140,750	333,000
Call - U.S. Treasury 30-Year Bonds (08/22)	136.00	07/22/22	CME	42	5,712,000	73,291	145,031
Call - AUD FX (08/22)	69.00	08/05/22	CME	33	2,277,000	36,062	38,940
Call - JPY FX (08/22)	74.00	08/05/22	CME	33	3,052,500	45,457	52,800

						483,417	999,303

Put - U.S. Treasury 10-Year Notes (07/22)	118.00	07/01/22	CME	24	2,832,000	5,666	2,625
Put - U.S. Treasury 5-Year Notes (08/22)	112.00	07/22/22	CME	61	6,832,000	35,848	31,930
Put - U.S. Treasury 10-Year Notes (08/22)	118.00	07/22/22	CME	72	8,496,000	60,125	50,625
Put - U.S. Treasury 10-Year Notes (08/22)	118.25	07/22/22	CME	48	5,676,000	42,458	39,000

						144,097	124,180

Total Purchased Options						$627,514	$1,123,483

(g)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (07/22)	$117.25	07/01/22	CME	99	$11,607,750	$26,126	($128,391)
Call - U.S. Treasury 10-Year Notes (07/22)	117.75	07/01/22	CME	24	2,826,000	4,271	(20,250)
Call - U.S. Treasury 5-Year Notes (08/22)	111.00	07/22/22	CME	73	8,103,000	35,803	(106,649)
Call - U.S. Treasury 5-Year Notes (08/22)	111.50	07/22/22	CME	401	44,711,500	293,822	(435,461)
Call - U.S. Treasury 5-Year Notes (08/22)	112.00	07/22/22	CME	1,075	120,400,000	503,547	(831,446)
Call - U.S. Treasury 10-Year Notes (08/22)	116.50	07/22/22	CME	110	12,815,000	90,231	(254,375)
Call - U.S. Treasury 10-Year Notes (08/22)	117.50	07/22/22	CME	311	36,542,500	150,681	(485,938)
Call - U.S. Treasury 10-Year Notes (08/22)	118.00	07/22/22	CME	1,238	146,084,000	557,936	(1,528,156)
Call - U.S. Treasury 10-Year Notes (08/22)	120.00	07/22/22	CME	122	14,640,000	22,648	(47,656)
Call - U.S. Treasury 30-Year Bonds (08/22)	138.00	07/22/22	CME	62	8,556,000	58,018	(134,656)
Call - U.S. Treasury 30-Year Bonds (08/22)	139.00	07/22/22	CME	49	6,811,000	46,634	(81,156)
Call - Eurodollar (12/22)	96.50	12/19/22	CME	730	176,112,500	482,092	(524,688)
Call - Eurodollar (12/22)	97.00	12/19/22	CME	2,895	702,037,500	2,269,195	(995,156)
Call - Eurodollar (12/22)	99.00	12/19/22	CME	24	5,940,000	7,750	(750)

						4,548,754	(5,574,728)

Put - U.S. Treasury 10-Year Notes (07/22)	117.50	07/01/22	CME	12	1,410,000	4,292	(375)
Put - U.S. Treasury 10-Year Notes (07/22)	117.75	07/01/22	CME	49	5,769,750	3,353	(3,063)
Put - U.S. Treasury 10-Year Notes (07/22)	117.50	07/08/22	CME	245	28,787,500	58,904	(57,423)
Put - U.S. Treasury 10-Year Notes (07/22)	117.75	07/08/22	CME	72	8,478,000	25,750	(21,375)
Put - U.S. Treasury 30-Year Bonds (07/22)	137.00	07/08/22	CME	172	23,564,000	95,468	(91,375)
Put - U.S. Treasury 5-Year Notes (08/22)	110.00	07/22/22	CME	122	13,420,000	60,742	(9,531)
Put - U.S. Treasury 10-Year Notes (08/22)	115.00	07/22/22	CME	25	2,875,000	11,676	(2,734)
Put - U.S. Treasury 10-Year Notes (08/22)	117.00	07/22/22	CME	97	11,349,000	65,348	(37,891)
Put - U.S. Treasury 30-Year Bonds (08/22)	134.00	07/22/22	CME	134	17,956,000	205,581	(56,531)
Put - U.S. Treasury 30-Year Bonds (08/22)	136.00	07/22/22	CME	12	1,632,000	13,479	(9,938)

						544,593	(290,236)

Total Written Options						$5,093,347	($5,864,964)

(h)	Swap agreements outstanding as of June 30, 2022 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp.	Q	1.000%	06/20/26	ICE	2.383%	$3,337,000	($163,619)	($165,771)	$2,152
Apache Corp.	Q	1.000%	12/20/26	ICE	2.562%	8,446,000	(519,862)	(247,245)	(272,617)

							($683,481)	($413,016)	($270,465)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG38 5Y	Q	1.000%	06/20/27	ICE	$697,724,000	($211,308)	$9,124,979	($9,336,287)
CDX HY38 5Y	Q	5.000%	06/20/27	ICE	71,972,010	(2,087,968)	2,884,360	(4,972,328)

						($2,299,276)	$12,009,339	($14,308,615)

Total Credit Default Swaps						($2,982,757)	$11,596,323	($14,579,080)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.820%	3-Month USD-LIBOR	S/Q	CME	06/04/24	$423,037,000	($9,861,403)	$-	($9,861,403)
3.370%	U.S. CPI Urban Consumers	Z/Z	LCH	11/18/26	58,500,000	(882,584)	621,410	(1,503,994)
1.550%	1-Day U.S. SOFR	A/A	CME	03/04/27	45,821,000	(2,241,780)	(71,150)	(2,170,630)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	(2,207,033)	240,738	(2,447,771)
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	(2,308,302)	303,480	(2,611,782)
2.770%	U.S. CPI Urban Consumers	Z/Z	LCH	10/20/31	$42,570,000	(1,108,204)	36,684	(1,144,888)

						($18,609,306)	$1,131,162	($19,740,468)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.970%	U.S. CPI Urban Consumers	Z/Z	LCH	11/18/23	$58,500,000	$1,760,007	($215,823)	$1,975,830
2.950%	U.S. CPI Urban Consumers	Z/Z	LCH	10/20/26	42,570,000	1,813,894	167,689	1,646,205
1.520%	1-Day U.S. SOFR	A/A	CME	11/20/26	66,480,000	2,005,968	(113,935)	2,119,903
0.710%	1-Day U.S. SOFR	A/A	CME	05/15/27	157,386,000	14,677,010	355,610	14,321,400
1.350%	3-Month USD-LIBOR	S/Q	CME	02/15/28	36,836,000	3,052,007	(254,687)	3,306,694
1.130%	1-Day U.S. SOFR	A/A	CME	08/15/28	74,864,000	6,535,621	527,242	6,008,379
1.220%	1-Day U.S. SOFR	A/A	CME	08/15/28	49,021,000	4,009,478	(21,566)	4,031,044
2.850%	1-Day U.S. SOFR	A/A	CME	02/15/29	38,961,000	(258,301)	(71,318)	(186,983)
1.733%	1-Day U.S. SOFR	A/A	CME	10/20/31	42,570,000	1,581,741	(22,277)	1,604,018
2.000%	1-Day U.S. SOFR	A/A	CME	03/18/32	23,061,000	1,401,486	186,926	1,214,560
0.560%	1-Day U.S. SOFR	A/A	CME	07/20/45	43,710,000	16,155,471	379,274	15,776,197
0.740%	1-Day U.S. SOFR	A/A	CME	08/19/45	19,420,000	6,572,989	-	6,572,989
0.641%	1-Day JPY-TONAR	S/S	CME	05/09/46	JPY 2,649,800,000	1,181,761	3,542	1,178,219
1.520%	1-Day U.S. SOFR	A/A	CME	02/15/47	$24,057,000	5,045,188	(239,827)	5,285,015
1.630%	3-Month USD-LIBOR	S/Q	CME	02/15/47	19,729,000	4,676,954	124,146	4,552,808
1.729%	1-Day U.S. SOFR	A/A	CME	02/15/47	14,715,000	2,528,093	255,989	2,272,104
1.630%	1-Day U.S. SOFR	A/A	CME	05/15/47	14,330,000	2,774,099	571,942	2,202,157
1.650%	1-Day U.S. SOFR	A/A	CME	08/15/47	6,271,000	1,199,193	630,464	568,729
2.500%	1-Day U.S. SOFR	A/A	CME	04/21/52	21,100,000	408,205	35,159	373,046

						$77,120,864	$2,298,550	$74,822,314

Total Interest Rate Swaps						$58,511,558	$3,429,712	$55,081,846

Total Swap Agreements						$55,528,801	$15,026,035	$40,502,766

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$16,449,634	$75,011,449
Liabilities	(1,423,599)	(34,508,683)

	$15,026,035	$40,502,766

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,398,452,862	$-	$1,398,452,862	$-
	Senior Loan Notes	210,284,773	-	205,312,907	4,971,866
	Mortgage-Backed Securities	1,127,582,560	-	1,127,582,560	-
	Asset-Backed Securities	134,768,233	-	134,768,233	-
	U.S. Government Agency Issue	19,599,699	-	19,599,699	-
	U.S. Treasury Obligations	523,385,063	-	523,385,063	-
	Foreign Government Bonds & Notes	239,731,571	-	239,731,571	-
	Short-Term Investment	8,764,368	-	8,764,368	-
	Derivatives:
	Credit Contracts
	Swaps	2,152	-	2,152	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,927,195	-	6,927,195	-
	Purchased Options	91,740	-	91,740

	Total Foreign Currency Contracts	7,018,935	-	7,018,935	-

	Interest Rate Contracts
	Futures	6,560,446	6,560,446	-	-
	Purchased Options	1,031,743	-	1,031,743	-
	Swaps	75,009,297	-	75,009,297	-

	Total Interest Rate Contracts	82,601,486	6,560,446	76,041,040	—

	Total Asset - Derivatives	89,622,573	6,560,446	83,062,127	-

	Total Assets	3,752,191,702	6,560,446	3,740,659,390	4,971,866

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(14,581,232)	-	(14,581,232)	-
	Foreign Currency Contracts
	Futures	(7,893,936)	(7,893,936)	-	-
	Forward Foreign Currency Contracts	(13,174,909)	-	(13,174,909)	-

	Total Foreign Currency Contracts	(21,068,845)	(7,893,936)	(13,174,909)	-

	Interest Rate Contracts
	Futures	(44,130,222)	(44,130,222)	-	-
	Written Options	(5,864,964)	-	(5,864,964)	-
	Swaps	(19,927,451)	-	(19,927,451)	-

	Total Interest Rate Contracts	(69,922,637)	(44,130,222)	(25,792,415)	-

	Total Liabilities - Derivatives	(105,572,714)	(52,024,158)	(53,548,556)	-

	Total Liabilities	(105,572,714)	(52,024,158)	(53,548,556)	-

	Total	$3,646,618,988	($45,463,712)	$3,687,110,834	$4,971,866

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.8%

iShares iBoxx High Yield Corporate Bond	97,590	$7,183,600
SPDR Blackstone Senior Loan	154,777	6,444,914
SPDR Bloomberg Short Term High Yield Bond	306,031	7,381,468

		21,009,982

Total Exchange-Traded Funds (Cost $22,856,782)		21,009,982

	Principal Amount

CORPORATE BONDS & NOTES - 5.5%

Communications - 1.5%

CSC Holdings LLC 6.500% due 02/01/29 ~	$2,500,000	2,262,800
Uber Technologies, Inc. 8.000% due 11/01/26 ~	9,000,000	8,980,155

		11,242,955

Consumer, Cyclical - 1.5%

American Airlines Inc 11.750% due 07/15/25 ~	4,000,000	4,153,280
Carnival Corp. 9.875% due 08/01/27 ~	1,500,000	1,465,365
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	2,750,000	2,597,072
8.500% due 10/30/25 ~	500,000	485,078
Merlin Entertainments Ltd. (United Kingdom) 5.750% due 06/15/26 ~	3,287,000	3,003,838

		11,704,633

Consumer, Non-Cyclical - 0.4%

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,432,465
CoreLogic, Inc. 4.500% due 05/01/28 ~	1,250,000	964,512

		3,396,977

Financial - 0.8%

Acrisure LLC/Acrisure Finance, Inc. 7.000% due 11/15/25 ~	2,000,000	1,804,375
AssuredPartners, Inc. 7.000% due 08/15/25 ~	1,950,000	1,834,219
HUB International Ltd. 7.000% due 05/01/26 ~	2,750,000	2,591,476

		6,230,070

Industrial - 1.3%

TransDigm, Inc. 6.250% due 03/15/26 ~	10,226,000	9,888,849

Total Corporate Bonds & Notes (Cost $46,429,407)		42,463,484

SENIOR LOAN NOTES - 90.7%

Basic Materials - 2.7%

Herens US Holdco Corp. Term B (Switzerland) 5.787% (USD LIBOR + 4.000%) due 07/02/28 §	5,952,625	5,348,433

	Principal Amount	Value
Vantage Specialty Chemicals, Inc. Term B 4.835% (USD LIBOR + 3.500%) due 10/28/24 §	$8,188,022	$7,783,739
Vibrantz Technologies, Inc. Term B 5.199% (USD LIBOR + 4.250%) due 04/21/29 §	8,500,000	7,443,569

		20,575,741

Communications - 6.6%

Arches Buyer, Inc. 4.883% (USD LIBOR + 3.250%) due 12/06/27 §	8,628,781	7,895,335
CNT Holdings I Corp. Term B 5.537% (USD LIBOR + 3.750%) due 11/08/27 §	6,109,362	5,809,625
(2nd Lien) 8.537% (USD LIBOR + 6.750%) due 11/06/28 §	6,620,000	6,380,025
Hunter US Bidco, Inc. Term B (United Kingdom) 5.862% (USD LIBOR + 4.250%) due 08/19/28 § ±	5,685,469	5,415,409
MH Sub I LLC 5.362% (USD LIBOR + 3.750%) due 09/15/24 §	1,414,364	1,334,806
Pug LLC Term B 4.824% (USD LIBOR + 3.500%) due 02/13/27 §	9,896,094	9,054,926
Uber Technologies, Inc. Term B 5.133% (USD LIBOR + 3.500%) due 04/04/25 § ∞	4,950,434	4,763,248
5.133% (USD LIBOR + 3.500%) due 02/25/27 §	2,984,169	2,868,532
Xplornet Communications, Inc. (2nd Lien) 8.787% (USD LIBOR + 7.000%) due 10/01/29 § ±	500,000	452,500
Term B 5.787% (USD LIBOR + 4.000%) due 10/02/28 §	6,958,694	6,373,001

		50,347,407

Consumer, Cyclical - 11.1%

BBB Industries LLC 2022 Term Loan due 06/30/29 ∞	1,750,000	1,583,750
BCPE Empire Holdings, Inc. 5.518% (USD LIBOR + 4.000%) due 06/11/26 §	1,240,641	1,180,159
5.686% (USD LIBOR + 4.000%) due 06/11/26 § ±	742,371	697,829
Carnival Corp. Term B 4.787% (USD LIBOR + 3.000%) due 06/30/25 §	6,918,098	6,458,044
4.862% (USD LIBOR + 3.250%) due 10/18/28 § ±	5,970,000	5,373,000
ClubCorp Holdings, Inc. Term B 3.886% (USD LIBOR + 2.750%) due 09/18/24 §	10,109,823	9,335,795
Fertitta Entertainment LLC Term B 5.518% (SOFR + 4.000%) due 01/27/29 §	9,918,351	9,156,761
First Brands Group LLC Term B 6.686% (USD LIBOR + 5.000%) due 03/30/27 §	3,719,290	3,524,027
Great Outdoors Group LLC Term B2 5.383% (USD LIBOR + 3.750%) due 03/05/28 §	11,897,619	10,911,104
Hunter Douglas, Inc. Term B (Netherlands) 4.987% (SOFR + 3.500%) due 02/25/29 §	4,500,000	3,884,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
MIC Glen LLC (2nd Lien) 8.392% (USD LIBOR + 6.750%) due 07/21/29 §	$750,000	$717,188
PetSmart LLC Term B 5.537% (USD LIBOR + 3.750%) due 02/12/28 §	8,218,050	7,748,076
Playa Resorts Holding BV Term B 4.440% (USD LIBOR + 2.750%) due 04/27/24 §	10,055,753	9,532,854
SRS Distribution, Inc. 5.007% (SOFR + 3.500%) due 06/02/28 §	997,500	921,441
5.537% (USD LIBOR + 3.750%) due 06/02/28 §	5,964,975	5,487,777
Sunset Debt Merger Sub, Inc. Term B 5.787% (USD LIBOR + 4.000%) due 10/06/28 §	5,735,625	4,722,329
Tecta America Corp. 6.037% (USD LIBOR + 4.250%) due 04/09/28 §	2,114,037	1,981,909
United Airlines, Inc. Term B 5.392% (USD LIBOR + 3.750%) due 04/21/28 §	2,446,162	2,276,154

		85,493,196

Consumer, Non-Cyclical - 24.0%

Air Methods Corp. 4.714% (USD LIBOR + 3.500%) due 04/21/24 §	1,988,891	1,768,870
Allied Universal Holdco LLC Term B 5.259% (USD LIBOR + 3.750%) due 05/14/28 §	9,366,192	8,624,699
Bausch & Lomb, Inc. Term B (Canada) 4.936% (SOFR + 3.250%) due 05/10/27 §	5,750,000	5,353,491
Bausch Health Cos., Inc. Term B due 02/01/27 ∞	6,500,000	5,601,375
CoreLogic, Inc. (2nd Lien) 8.180% (USD LIBOR + 6.500%) due 06/04/29 § ±	4,000,000	2,940,000
Term B 5.287% (USD LIBOR + 3.500%) due 06/02/28 §	6,456,225	5,365,123
Curium Bidco SARL Term B (Luxembourg) 6.037% (USD LIBOR + 4.250%) due 09/10/27 § ±	3,721,875	3,545,086
Dermatology Intermediate Holdings III, Inc. 5.936% (SOFR + 4.250%) due 04/01/29 § ± j	6,000,000	5,610,000
Ensemble RCM LLC Term B 5.085% (USD LIBOR + 3.750%) due 08/01/26 §	477,331	463,131
Flynn Canada Term B (Canada) 6.188% (USD LIBOR + 4.500%) due 07/21/28 §	1,962,268	1,599,248
Gainwell Acquisition Corp. Term B 5.787% (USD LIBOR + 4.000%) due 10/01/27 §	12,274,797	11,676,400
Heartland Dental LLC 5.085% (USD LIBOR + 3.750%) due 04/30/25 §	6,808,762	6,340,660
Term B due 04/30/25 ∞	997,481	937,632
Mavis Tire Express Services Topco Corp. 5.686% (SOFR + 4.000%) due 05/04/28 §	10,934,995	10,224,221
Midwest Veterinary Partners LLC 5.787% (USD LIBOR + 4.000%) due 04/30/28 §	10,699,293	10,164,329

	Principal Amount	Value
Packaging Coordinators Midco, Inc. 5.537% (USD LIBOR + 3.750%) due 11/30/27 §	$11,914,598	$11,277,167
Pathway Vet Alliance LLC Term B 5.537% (USD LIBOR + 3.750%) due 03/31/27 §	13,841,463	12,889,862
PECF USS Intermediate Holding III Corp. Term B 5.862% (USD LIBOR + 4.250%) due 12/15/28 §	1,243,750	1,127,770
Pegasus Bidco BV Term B (Netherlands) 5.936% (USD LIBOR + 4.250%) due 05/05/29 §	2,250,000	2,139,374
PetVet Care Centers LLC (2nd Lien) 7.694% (USD LIBOR + 6.250%) due 02/13/26 §	4,500,000	4,404,375
Term B 4.649% (USD LIBOR + 3.250%) due 02/14/25 §	4,580,379	4,286,470
Term B3 5.112% (USD LIBOR + 3.500%) due 02/14/25 § ∞	12,357,846	11,688,458
Precision Medicine Group LLC 4.595% (USD LIBOR + 3.000%) due 11/18/27 § ± j	182,586	169,349
Term B 4.595% (USD LIBOR + 3.000%) due 11/18/27 § ±	3,496,076	3,242,610
Snacking Investments US LLC Term B (Australia) 5.612% (USD LIBOR + 4.000%) due 12/01/26 §	1,634,463	1,558,869
Southern Veterinary Partners LLC 5.787% (USD LIBOR + 4.000%) due 10/05/27 §	10,346,721	9,863,871
Spin Holdco, Inc. 5.787% (USD LIBOR + 4.000%) due 03/04/28 § ∞	8,692,898	8,033,690
Sunshine Luxembourg VII SARL Term B (Luxembourg) due 10/02/26 ∞	16,622,928	15,438,544
Team Health Holdings, Inc. Term B 6.757% (USD LIBOR + 5.250%) due 02/17/27 §	6,395,984	5,444,582
US Anesthesia Partners, Inc. Term B 6.037% (USD LIBOR + 4.250%) due 10/01/28 §	3,610,892	3,383,922
VetCor Professional Practices LLC 5.285% (USD LIBOR + 3.000%) due 07/02/25 §	2,774,199	2,612,372
WCG Purchaser Corp. Term B 5.624% (USD LIBOR + 4.000%) due 01/08/27 §	7,122,364	6,775,149

		184,550,699

Energy - 2.8%

Brazos Delaware II LLC Term B 5.598% (USD LIBOR + 4.000%) due 05/29/25 §	3,481,226	3,361,994
Lucid Energy Group II Borrower LLC 5.883% (USD LIBOR + 4.250%) due 11/24/28 § ∞	9,240,341	9,146,284
Traverse Midstream Partners LLC 5.737% (USD LIBOR + 4.250%) due 09/27/24 §	9,241,778	8,841,304

		21,349,582

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Financial - 10.4%

Acrisure LLC Term B 4.824% (USD LIBOR + 3.500%) due 02/15/27 §	$3,655,205	$3,365,074
5.874% (USD LIBOR + 4.250%) due 02/15/27 §	5,472,500	5,157,831
Alliant Holdings Intermediate LLC Term B4 5.287% (USD LIBOR + 3.500%) due 11/12/27 §	8,830,397	8,234,346
Apex Group Treasury LLC Term B (Ireland) 5.402% (USD LIBOR + 3.750%) due 07/27/28 §	6,494,718	6,169,982
5.416% (USD LIBOR + 3.750%) due 07/27/28 § ±	1,250,000	1,220,312
AssuredPartners, Inc. Term B 4.824% (USD LIBOR + 3.500%) due 02/12/27 §	2,040,418	1,912,892
5.287% (USD LIBOR + 3.500%) due 02/12/27 §	7,453,593	6,992,402
Deerfield Dakota Holding LLC Term B 5.436% (USD LIBOR + 3.750%) due 04/09/27 §	8,120,459	7,669,774
(2nd Lien) 8.383% (USD LIBOR + 6.750%) due 04/07/28 §	10,460,000	10,242,087
HUB International Ltd. Term B 4.383% (USD LIBOR + 3.000%) due 04/25/25 §	162,052	153,499
Term B3 4.892% (USD LIBOR + 3.250%) due 04/25/25 § ∞	17,616,903	16,731,160
OneDigital Borrower LLC Term B 5.936% (SOFR + 4.250%) due 11/16/27 §	8,710,614	8,253,307
USI, Inc. Term B 4.611% (USD LIBOR + 3.000%) due 05/16/24 §	3,995,674	3,833,349

		79,936,015

Industrial - 14.1%

Artera Services LLC 5.133% (USD LIBOR + 3.500%) due 03/06/25 §	1,732,500	1,376,471
ASP LS Acquisition Corp. 6.287% (USD LIBOR + 4.500%) due 05/07/28 §	3,977,462	3,594,632
Brand Industrial Services, Inc. 6.404% (USD LIBOR + 4.250%) due 06/21/24 §	1,200,609	1,044,830
Charter Next Generation, Inc. 5.383% (USD LIBOR + 3.750%) due 12/01/27 §	7,206,630	6,808,463
Clydesdale Acquisition Holdings, Inc. 5.529% (SOFR + 4.250%) due 04/13/29 §	3,250,000	3,056,693
Dynasty Acquisition Co., Inc. 5.287% (USD LIBOR + 3.500%) due 04/08/26 §	5,208,150	4,821,878
Engineered Components & Systems LLC 7.787% (USD LIBOR + 6.000%) due 08/02/28 § ±	1,990,000	1,781,050
Engineered Machinery Holdings, Inc. 5.537% (USD LIBOR + 3.750%) due 05/21/28 §	4,308,789	4,053,851
Filtration Group Corp. Term B 5.277% (USD LIBOR + 3.000%) due 03/29/25 §	332,186	315,411
GFL Environmental, Inc. Term B (Canada) 4.633% (USD LIBOR + 3.000%) due 05/31/25 §	3,249,441	3,179,578

	Principal Amount	Value
Graham Packaging Co., Inc. 4.633% (USD LIBOR + 3.000%) due 08/04/27 §	$4,595,087	$4,318,426
Kenan Advantage Group, Inc. Term B1 5.383% (USD LIBOR + 3.750%) due 03/24/26 §	1,970,000	1,841,950
Kloeckner Pentaplast of America, Inc. Term B (Luxembourg) 6.537% (USD LIBOR + 4.750%) due 02/09/26 §	5,574,599	4,766,282
LABL, Inc. Term B 6.713% (USD LIBOR + 5.000%) due 10/29/28 §	10,591,745	9,757,645
LTI Holdings, Inc. Term B 5.165% (USD LIBOR + 3.500%) due 09/06/25 §	8,431,320	7,841,127
Mauser Packaging Solutions Holding Co. Term B 4.781% (USD LIBOR + 3.250%) due 04/03/24 § ∞	11,721,190	11,058,943
Pregis TopCo LLC 5.633% (USD LIBOR + 4.000%) due 07/31/26 §	744,375	705,295
Term B 5.787% (USD LIBOR + 4.000%) due 07/31/26 §	1,962,342	1,854,413
Pretium PKG Holdings, Inc. 5.787% (USD LIBOR + 4.000%) due 10/02/28 §	2,985,000	2,703,912
(2nd Lien) 8.537% (USD LIBOR + 6.750%) due 10/01/29 §	250,000	216,875
Pro Mach Group, Inc. 5.787% (USD LIBOR + 4.000%) due 08/31/28 § j	273,045	257,459
Term B 5.787% (USD LIBOR + 4.000%) due 08/31/28 § ∞	5,442,703	5,132,017
Proampac PG Borrower LLC Term B 5.383% (USD LIBOR + 3.750%) due 11/03/25 §	3,706,987	3,445,181
SPX FLOW, Inc. Term B 6.186% (SOFR + 4.500%) due 04/05/29 §	6,335,404	5,928,880
Standard Aero Ltd. 5.287% (USD LIBOR + 3.500%) due 04/08/26 §	2,800,081	2,592,407
Star US Bidco LLC Term B 5.883% (USD LIBOR + 4.250%) due 03/17/27 §	2,695,602	2,581,039
TransDigm, Inc. Term G 4.037% (USD LIBOR + 2.250%) due 08/22/24 §	1,412,552	1,364,122
USIC Holdings, Inc. Term B 5.009% (USD LIBOR + 3.500%) due 05/12/28 §	6,964,912	6,378,697
(2nd Lien) 8.009% (USD LIBOR + 6.500%) due 05/14/29 §	4,250,000	3,952,500
WP CPP Holdings LLC Term B 5.085% (USD LIBOR + 3.750%) due 04/30/25 §	2,264,275	1,928,408

		108,658,435

Technology - 18.0%

Applied Systems, Inc. (2nd Lien) 7.287% (USD LIBOR + 5.500%) due 09/19/25 §	7,653,223	7,417,251

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Term B 5.037% (USD LIBOR + 3.000%) due 09/19/24 §	$3,116,075	$3,000,521
AthenaHealth Group, Inc. Term B 4.977% (SOFR + 3.500%) due 02/15/29 § j	8,250,000	7,614,750
Azalea Topco, Inc. Term B 5.436% (SOFR + 3.750%) due 07/25/26 § ∞	2,344,125	2,197,617
Central Parent, Inc. (United Kingdom) due 06/09/29 ∞ ±	2,000,000	1,946,250
Epicor Software Corp. (2nd Lien) 9.537% (USD LIBOR + 7.750%) due 07/31/28 §	12,002,673	11,725,112
Term C 5.037% (USD LIBOR + 3.250%) due 07/30/27 §	6,905,886	6,514,191
Finastra USA, Inc. Term B 5.563% (USD LIBOR + 3.500%) due 06/13/24 §	13,099,316	11,826,220
Mitnick Corporate Purchaser, Inc. 6.436% (SOFR + 4.750%) due 05/02/29 §	5,000,000	4,809,375
Peraton Corp. (2nd Lien) 9.537% (USD LIBOR + 7.750%) due 02/01/29 §	3,941,617	3,690,339
Term B 5.537% (USD LIBOR + 3.750%) due 02/01/28 §	8,317,478	7,834,024
Polaris Newco LLC Term B 5.787% (USD LIBOR + 4.000%) due 06/04/28 §	15,662,984	14,510,282
Project Ruby Ultimate Parent Corp. Term B 5.037% (USD LIBOR + 3.250%) due 03/10/28 §	6,134,696	5,758,946
RealPage, Inc. (2nd Lien) 8.160% (USD LIBOR + 6.500%) due 04/23/29 §	14,575,549	13,846,771
Sophia LP (2nd Lien) 10.250% (USD LIBOR + 8.000%) due 10/09/28 §	4,750,000	4,643,125
Term B 5.152% (USD LIBOR + 3.500%) due 10/07/27 §	738,792	691,694
Sovos Compliance LLC Term B 6.287% (USD LIBOR + 4.500%) due 08/12/28 §	10,953,099	10,355,246
UKG, Inc. 5.037% (USD LIBOR + 3.250%) due 05/04/26 §	5,176,576	4,878,923

	Principal Amount	Value
5.113% (USD LIBOR + 3.750%) due 05/04/26 §	$7,959,079	$7,524,171
(2nd Lien) 7.037% (USD LIBOR + 5.250%) due §	8,250,000	7,662,188

		138,446,996

Utilities - 1.0%

PG&E Corp. Term B 4.787% (USD LIBOR + 3.000%) due 06/23/25 §	8,013,105	7,579,059

Total Senior Loan Notes (Cost $739,416,611)		696,937,130

SHORT-TERM INVESTMENT - 7.0%

Repurchase Agreement - 7.0%

Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $53,954,272; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $55,033,079)	53,953,912	53,953,912

Total Short-Term Investment (Cost $53,953,912)		53,953,912

TOTAL INVESTMENTS - 106.0% (Cost $862,656,712)		814,364,508

OTHER ASSETS & LIABILITIES, NET - (6.0%)		(45,879,804)

NET ASSETS - 100.0%		$768,484,704

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.4%
Technology	18.0%
Industrial	15.4%
Consumer, Cyclical	12.6%
Financial	11.2%
Communications	8.1%
Short-Term Investment	7.0%
Others (each less than 3.0%)	9.3%

	106.0%
Other Assets & Liabilities, Net	(6.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$21,009,982	$21,009,982	$-	$-
	Corporate Bonds & Notes	42,463,484	-	42,463,484	-
	Senior Loan Notes	696,937,130	-	664,543,735	32,393,395
	Short-Term Investment	53,953,912	-	53,953,912	-

	Total Assets	814,364,508	21,009,982	760,961,131	32,393,395

Liabilities	Due to Custodian	(819,505)	-	(819,505)	-

	Total Liabilities	(819,505)	-	(819,505)	-

	Total	$813,545,003	$21,009,982	$760,141,626	$32,393,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2022:

Senior Loan Notes
Value, Beginning of Period	$16,066,757
Purchases	23,905,860
Sales (Includes Paydowns)	(5,438,692)
Accrued Discounts (Premiums)	14,563
Net Realized Gains (Losses)	(49,380)
Change in Net Unrealized Appreciation (Depreciation)	(1,625,144)
Transfers In	12,422,788
Transfers Out	(12,903,357)

Value, End of Period	$32,393,395

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($995,448)

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$12,422,788	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
12,903,357	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $32,393,395 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.5%

Consumer, Cyclical - 0.2%

Beazer Homes USA, Inc. *	61,632	$743,898
Cedar Fair LP *	27,534	1,209,018

		1,952,916

Industrial - 0.3%

GFL Environmental, Inc. (Canada)	38,085	982,593
TNT Crane & Rigging *	11,518	193,888
Xylem, Inc.	23,172	1,811,587

		2,988,068

Total Common Stocks (Cost $9,078,697)		4,940,984

	Principal Amount
CORPORATE BONDS & NOTES - 87.7%

Basic Materials - 3.2%

Constellium SE 5.625% due 06/15/28 ~	$1,250,000	1,120,153
5.875% due 02/15/26 ~	292,000	273,020
Hecla Mining Co. 7.250% due 02/15/28	7,050,000	6,507,953
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	600,000	499,383
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	4,600,000	3,870,854
JW Aluminum Continuous Cast Co. 10.250% due 06/01/26 ~	1,250,000	1,287,300
Novelis Corp. 3.875% due 08/15/31 ~	2,925,000	2,257,661
4.750% due 01/30/30 ~	5,833,000	4,859,414
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	3,550,000	3,388,475
SPCM SA (France) 3.125% due 03/15/27 ~	600,000	506,202
3.375% due 03/15/30 ~	5,250,000	4,117,339
TMS International Corp. 6.250% due 04/15/29 ~	7,425,000	5,406,264

		34,094,018

Communications - 12.6%

Avaya, Inc. 6.125% due 09/15/28 ~	5,525,000	3,620,256
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250% due 02/01/31 ~	1,850,000	1,512,884
4.250% due 01/15/34 ~	1,450,000	1,125,164
4.750% due 03/01/30 ~	10,400,000	8,926,476
5.000% due 02/01/28 ~	675,000	625,155
5.375% due 06/01/29 ~	11,700,000	10,482,264
Ciena Corp. 4.000% due 01/31/30 ~	5,700,000	4,926,595
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/28 ~	275,000	200,790
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/27 ~	5,950,000	5,039,501
Cogent Communications Group, Inc. 7.000% due 06/15/27 ~	2,675,000	2,566,061
CommScope, Inc. 4.750% due 09/01/29 ~	1,525,000	1,234,487
8.250% due 03/01/27 ~	700,000	555,093

	Principal Amount	Value
CommScope Technologies LLC 6.000% due 06/15/25 ~	$7,021,000	$6,086,751
CSC Holdings LLC 3.375% due 02/15/31 ~	3,300,000	2,449,111
4.625% due 12/01/30 ~	2,400,000	1,612,260
5.250% due 06/01/24	2,600,000	2,434,874
5.375% due 02/01/28 ~	650,000	563,901
5.750% due 01/15/30 ~	4,300,000	3,139,989
6.500% due 02/01/29 ~	6,550,000	5,928,536
7.500% due 04/01/28 ~	625,000	523,525
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	3,750,000	3,195,975
5.875% due 10/15/27 ~	1,175,000	1,059,501
Lamar Media Corp. 3.625% due 01/15/31	2,750,000	2,255,124
3.750% due 02/15/28	5,425,000	4,823,476
4.000% due 02/15/30	325,000	273,439
Level 3 Financing, Inc. 3.625% due 01/15/29 ~	1,925,000	1,487,904
3.750% due 07/15/29 ~	575,000	445,625
4.625% due 09/15/27 ~	8,900,000	7,613,193
LogMeIn, Inc. 5.500% due 09/01/27 ~	4,850,000	3,388,405
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	5,500,000	4,666,365
4.500% due 01/15/29 ~	1,050,000	784,465
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250% due 01/15/29 ~	1,750,000	1,396,500
4.625% due 03/15/30 ~	450,000	355,125
5.000% due 08/15/27 ~	6,225,000	5,447,062
Sirius XM Radio, Inc. 3.875% due 09/01/31 ~	2,425,000	1,935,599
Sprint Capital Corp. 8.750% due 03/15/32	3,500,000	4,223,590
Sprint Corp. 7.625% due 02/15/25	2,950,000	3,080,457
7.875% due 09/15/23	1,925,000	1,990,450
T-Mobile USA, Inc. 2.625% due 02/15/29	275,000	232,233
2.875% due 02/15/31	150,000	124,815
3.375% due 04/15/29	3,100,000	2,721,505
3.500% due 04/15/31	1,650,000	1,428,017
Twitter, Inc. 5.000% due 03/01/30 ~	6,375,000	6,058,609
Uber Technologies, Inc. 4.500% due 08/15/29 ~	5,625,000	4,637,109
7.500% due 05/15/25 ~	1,300,000	1,290,751
8.000% due 11/01/26 ~	6,075,000	6,061,605

		134,530,572

Consumer, Cyclical - 17.1%

Affinity Gaming 6.875% due 12/15/27 ~	5,400,000	4,542,858
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	5,170,000	4,431,569
American Airlines Pass-Through Trust Class B 5.250% due 07/15/25	2,531,635	2,416,845
Aramark Services, Inc. 6.375% due 05/01/25 ~	5,935,000	5,818,822
Boyd Gaming Corp. 4.750% due 12/01/27	100,000	90,710
4.750% due 06/15/31 ~	7,863,000	6,659,961
Caesars Entertainment, Inc. 6.250% due 07/01/25 ~	4,050,000	3,916,816
8.125% due 07/01/27 ~	4,525,000	4,381,671
CDI Escrow Issuer, Inc. 5.750% due 04/01/30 ~	5,625,000	5,130,619

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Cedar Fair LP 5.250% due 07/15/29	$9,250,000	$8,170,467
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 6.500% due 10/01/28	1,775,000	1,687,289
Clarios Global LP/Clarios US Finance Co. 6.250% due 05/15/26 ~	3,600,000	3,470,688
8.500% due 05/15/27 ~	1,175,000	1,138,046
Dornoch Debt Merger Sub, Inc. 6.625% due 10/15/29 ~	3,510,000	2,596,522
Empire Resorts, Inc. 7.750% due 11/01/26 ~	1,100,000	986,508
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625% due 01/15/29 ~	4,450,000	3,806,241
6.750% due 01/15/30 ~	3,650,000	2,811,887
Ford Motor Co. 3.250% due 02/12/32	15,900,000	11,946,862
4.346% due 12/08/26	6,967,000	6,471,821
Ford Motor Credit Co. LLC 3.375% due 11/13/25	600,000	542,172
4.000% due 11/13/30	1,600,000	1,299,632
4.950% due 05/28/27	1,200,000	1,117,248
Foundation Building Materials, Inc. 6.000% due 03/01/29 ~	3,200,000	2,348,960
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	4,175,000	3,193,196
5.000% due 06/01/29 ~	2,775,000	2,252,148
IRB Holding Corp. 7.000% due 06/15/25 ~	6,075,000	5,955,930
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	4,950,000	4,192,937
LBM Acquisition LLC 6.250% due 01/15/29 ~	7,375,000	4,759,378
LGI Homes, Inc. 4.000% due 07/15/29 ~	6,550,000	4,898,941
Magic Mergeco, Inc. 7.875% due 05/01/29 ~	3,950,000	2,614,939
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	5,900,000	4,052,179
Marriott Ownership Resorts, Inc. 4.500% due 06/15/29 ~	850,000	708,176
4.750% due 01/15/28	5,950,000	5,169,426
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	5,250,000	4,287,334
New Red Finance, Inc. (Canada) 3.500% due 02/15/29 ~	3,700,000	3,138,562
3.875% due 01/15/28 ~	900,000	783,036
4.000% due 10/15/30 ~	8,150,000	6,566,740
4.375% due 01/15/28 ~	2,700,000	2,364,849
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	5,275,000	4,878,320
PetSmart, Inc./PetSmart Finance Corp. 4.750% due 02/15/28 ~	750,000	651,090
7.750% due 02/15/29 ~	8,400,000	7,583,142
Scientific Games International, Inc. 7.250% due 11/15/29 ~	1,350,000	1,267,907
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	5,700,000	4,831,890
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	7,000,000	6,665,645
5.500% due 04/15/27 ~	1,125,000	1,022,355
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	325,000	329,587

	Principal Amount	Value
SRS Distribution, Inc. 4.625% due 07/01/28 ~	$4,125,000	$3,615,934
6.000% due 12/01/29 ~	1,325,000	1,042,232
6.125% due 07/01/29 ~	550,000	434,723
STL Holding Co. LLC 7.500% due 02/15/26 ~	5,900,000	5,147,750
United Airlines Pass-Through Trust Class B 4.625% due 03/03/24	759,358	759,623
Viking Cruises Ltd. 6.250% due 05/15/25 ~	2,920,000	2,464,100
7.000% due 02/15/29 ~	1,775,000	1,332,421
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	275,000	217,188

		182,965,892

Consumer, Non-Cyclical - 18.4%

Ahern Rentals, Inc. 7.375% due 05/15/23 ~	13,059,000	10,120,725
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.250% due 03/15/26 ~	900,000	785,624
3.500% due 03/15/29 ~	1,350,000	1,096,604
4.625% due 01/15/27 ~	550,000	492,415
5.875% due 02/15/28 ~	10,875,000	10,183,241
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000% due 06/01/29 ~	1,250,000	911,414
6.625% due 07/15/26 ~	250,000	229,893
9.750% due 07/15/27 ~	14,500,000	12,311,297
APi Escrow Corp. 4.750% due 10/15/29 ~	5,450,000	4,408,450
Avantor Funding, Inc. 3.875% due 11/01/29 ~	500,000	438,038
4.625% due 07/15/28 ~	5,475,000	5,033,332
Bausch Health Americas, Inc. 8.500% due 01/31/27 ~	13,125,000	9,235,406
Bausch Health Cos., Inc. 4.875% due 06/01/28 ~	2,225,000	1,745,780
5.000% due 01/30/28 ~	1,075,000	575,458
5.000% due 02/15/29 ~	525,000	274,620
5.250% due 02/15/31 ~	275,000	141,543
6.125% due 02/01/27 ~	550,000	468,487
6.250% due 02/15/29 ~	1,375,000	735,625
Central Garden & Pet Co. 4.125% due 04/30/31 ~	6,675,000	5,368,939
Charles River Laboratories International, Inc. 3.750% due 03/15/29 ~	825,000	717,371
4.000% due 03/15/31 ~	3,100,000	2,648,634
4.250% due 05/01/28 ~	5,850,000	5,264,886
CHS, Inc. 4.750% due 02/15/31 ~	1,305,000	959,010
5.250% due 05/15/30 ~	450,000	342,774
5.625% due 03/15/27 ~	600,000	509,457
6.125% due 04/01/30 ~	5,800,000	3,552,732
6.875% due 04/15/29 ~	150,000	97,187
CoreLogic, Inc. 4.500% due 05/01/28 ~	6,000,000	4,629,660
DaVita, Inc. 3.750% due 02/15/31 ~	9,950,000	7,159,721
Garda World Security Corp. (Canada) 6.000% due 06/01/29 ~	1,100,000	847,286
9.500% due 11/01/27 ~	5,492,000	5,030,148
HCA, Inc. 5.250% due 06/15/26	2,450,000	2,442,207
5.625% due 09/01/28	675,000	665,273
5.875% due 02/01/29	11,250,000	11,280,712
Hertz Corp. 5.000% due 12/01/29 ~	5,450,000	4,211,242

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Kraft Heinz Foods Co. 3.875% due 05/15/27	$1,825,000	$1,766,507
4.375% due 06/01/46	6,750,000	5,636,180
5.200% due 07/15/45	3,600,000	3,339,328
Lamb Weston Holdings, Inc. 4.125% due 01/31/30 ~	1,325,000	1,150,372
4.375% due 01/31/32 ~	4,250,000	3,705,554
LifePoint Health, Inc. 5.375% due 01/15/29 ~	625,000	460,234
Medline Borrower LP 3.875% due 04/01/29 ~	1,975,000	1,688,862
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	975,000	870,503
5.750% due 11/01/28 ~	5,550,000	4,610,413
Option Care Health, Inc. 4.375% due 10/31/29 ~	5,850,000	5,025,121
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	3,300,000	2,619,870
Performance Food Group, Inc. 4.250% due 08/01/29 ~	6,475,000	5,419,445
Pilgrim’s Pride Corp. 4.250% due 04/15/31 ~	3,800,000	3,182,101
5.875% due 09/30/27 ~	6,525,000	6,259,791
Post Holdings, Inc. 4.625% due 04/15/30 ~	8,600,000	7,270,956
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	4,125,000	4,019,709
Select Medical Corp. 6.250% due 08/15/26 ~	6,550,000	6,127,394
Tenet Healthcare Corp. 4.250% due 06/01/29 ~	4,025,000	3,401,849
4.375% due 01/15/30 ~	1,950,000	1,653,629
4.625% due 06/15/28 ~	675,000	588,779
4.875% due 01/01/26 ~	1,795,000	1,657,620
6.125% due 10/01/28 ~	2,075,000	1,782,155
6.125% due 06/15/30 ~	575,000	532,197
6.250% due 02/01/27 ~	1,275,000	1,176,188
6.750% due 06/15/23	2,825,000	2,909,512
US Foods, Inc. 4.625% due 06/01/30 ~	6,850,000	5,783,909

		197,553,369

Energy - 11.7%

Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	8,600,000	7,718,070
Antero Resources Corp. 5.375% due 03/01/30 ~	5,050,000	4,612,670
7.625% due 02/01/29 ~	1,961,000	1,998,181
Archrock Partners LP/Archrock Partners Finance Corp. 6.250% due 04/01/28 ~	875,000	776,002
6.875% due 04/01/27 ~	3,450,000	3,150,299
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	600,000	523,612
Buckeye Partners LP 4.125% due 03/01/25 ~	300,000	278,162
4.500% due 03/01/28 ~	4,800,000	4,048,819
Callon Petroleum Co. 7.500% due 06/15/30 ~	1,025,000	944,722
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	5,450,000	4,303,892
4.000% due 03/01/31	3,425,000	2,920,241
4.500% due 10/01/29	1,000,000	894,675
Chesapeake Energy Corp. 6.750% due 04/15/29 ~	4,450,000	4,316,500
Comstock Resources, Inc. 5.875% due 01/15/30 ~	6,850,000	5,909,735

	Principal Amount	Value
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	$7,075,000	$6,045,729
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	5,375,000	5,134,549
6.625% due 07/15/25 ~	600,000	603,807
EQM Midstream Partners LP 4.750% due 01/15/31 ~	4,200,000	3,361,533
5.500% due 07/15/28	2,025,000	1,752,143
6.000% due 07/01/25 ~	340,000	326,592
6.500% due 07/01/27 ~	2,950,000	2,748,162
7.500% due 06/01/27 ~	50,000	48,330
7.500% due 06/01/30 ~	50,000	48,113
Genesis Energy LP/Genesis Energy Finance Corp. 7.750% due 02/01/28	5,920,000	5,129,384
8.000% due 01/15/27	1,100,000	976,580
ITT Holdings LLC 6.500% due 08/01/29 ~	4,100,000	3,291,459
MPLX LP 6.875% due 02/15/23	5,850,000	5,584,878
New Fortress Energy, Inc. 6.500% due 09/30/26 ~	4,150,000	3,766,526
Occidental Petroleum Corp. 6.125% due 01/01/31	4,600,000	4,671,852
6.625% due 09/01/30	2,500,000	2,579,550
8.500% due 07/15/27	1,650,000	1,818,440
8.875% due 07/15/30	5,700,000	6,554,929
Range Resources Corp. 4.750% due 02/15/30 ~	1,775,000	1,594,687
8.250% due 01/15/29	2,200,000	2,246,612
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000% due 12/31/30 ~	5,000,000	4,156,650
6.000% due 09/01/31 ~	2,425,000	2,004,287
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	2,850,000	2,444,217
5.000% due 01/15/28	1,350,000	1,287,238
6.500% due 07/15/27	625,000	641,266
USA Compression Partners LP/USA Compression Finance Corp. 6.875% due 04/01/26	2,700,000	2,459,578
6.875% due 09/01/27	4,600,000	4,088,917
Venture Global Calcasieu Pass LLC 3.875% due 08/15/29 ~	975,000	855,514
3.875% due 11/01/33 ~	6,915,000	5,725,447
4.125% due 08/15/31 ~	975,000	836,058

		125,178,607

Financial - 4.3%

Avolon Holdings Funding Ltd. (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,307,200
Howard Hughes Corp. 4.375% due 02/01/31 ~	7,575,000	5,619,001
5.375% due 08/01/28 ~	2,925,000	2,455,728
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/32 ~	975,000	788,865
Iron Mountain, Inc. 4.500% due 02/15/31 ~	650,000	533,000
4.875% due 09/15/29 ~	4,700,000	4,008,160
5.000% due 07/15/28 ~	925,000	820,981
5.250% due 03/15/28 ~	700,000	629,752
OneMain Finance Corp. 3.875% due 09/15/28	3,400,000	2,605,845
4.000% due 09/15/30	1,050,000	779,740
5.375% due 11/15/29	3,650,000	2,964,658
6.625% due 01/15/28	2,500,000	2,238,862
6.875% due 03/15/25	3,900,000	3,704,103
7.125% due 03/15/26	5,100,000	4,725,507

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/29 ~	$6,900,000	$5,936,070
VICI Properties LP/VICI Note Co., Inc. REIT 3.750% due 02/15/27 ~	1,750,000	1,542,813
4.250% due 12/01/26 ~	1,775,000	1,624,844
4.625% due 12/01/29 ~	4,875,000	4,367,293

		46,652,422

Industrial - 16.2%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	710,980	528,528
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.000% due 06/15/27 ~	400,000	396,602
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250% due 08/15/27 ~	5,200,000	3,721,978
BWX Technologies, Inc. 4.125% due 06/30/28 ~	7,350,000	6,555,244
4.125% due 04/15/29 ~	2,800,000	2,461,746
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	6,175,000	5,640,677
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/29 ~	2,075,000	1,952,710
8.750% due 04/15/30 ~	1,625,000	1,406,096
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	9,400,000	7,535,362
GFL Environmental, Inc. (Canada) 3.500% due 09/01/28 ~	3,750,000	3,221,269
3.750% due 08/01/25 ~	2,025,000	1,881,701
4.000% due 08/01/28 ~	1,050,000	867,899
4.375% due 08/15/29 ~	2,850,000	2,298,226
4.750% due 06/15/29 ~	550,000	455,978
5.125% due 12/15/26 ~	300,000	287,400
Granite US Holdings Corp. 11.000% due 10/01/27 ~	6,325,000	5,953,881
Hillenbrand, Inc. 3.750% due 03/01/31	5,475,000	4,431,930
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	1,750,000	1,706,066
LABL, Inc. 5.875% due 11/01/28 ~	4,150,000	3,358,603
6.750% due 07/15/26 ~	2,350,000	2,119,430
8.250% due 11/01/29 ~	1,825,000	1,381,297
Madison IAQ LLC 4.125% due 06/30/28 ~	1,900,000	1,572,123
5.875% due 06/30/29 ~	9,200,000	7,073,650
Masco Corp. 7.750% due 08/01/29	1,864,000	2,109,399
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/24 ~	8,075,000	7,727,775
7.250% due 04/15/25 ~	5,700,000	4,984,507
OT Merger Corp. 7.875% due 10/15/29 ~	5,800,000	3,340,968
Owens-Brockway Glass Container, Inc. 5.875% due 08/15/23 ~	4,969,000	4,925,745
Pentair Finance SARL (Luxembourg) due 07/15/32 #	9,000,000	9,017,566
Sensata Technologies BV 4.000% due 04/15/29 ~	3,600,000	3,061,044
5.625% due 11/01/24 ~	7,450,000	7,364,921
Sensata Technologies, Inc. 3.750% due 02/15/31 ~	575,000	461,857
4.375% due 02/15/30 ~	4,800,000	4,094,221

	Principal Amount	Value
SPX FLOW, Inc. 8.750% due 04/01/30 ~	$5,225,000	$4,382,756
Standard Industries, Inc. 3.375% due 01/15/31 ~	650,000	480,710
4.375% due 07/15/30 ~	1,825,000	1,442,818
4.750% due 01/15/28 ~	11,875,000	10,185,900
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	8,290,000	7,631,608
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	4,081,000	3,669,798
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	4,150,000	3,707,195
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,474,756
TransDigm, Inc. 4.625% due 01/15/29	1,325,000	1,069,732
4.875% due 05/01/29	4,450,000	3,630,177
5.500% due 11/15/27	2,925,000	2,491,193
6.250% due 03/15/26 ~	6,075,000	5,874,707
8.000% due 12/15/25 ~	1,925,000	1,950,400
TriMas Corp. 4.125% due 04/15/29 ~	5,350,000	4,577,380
Vertiv Group Corp. 4.125% due 11/15/28 ~	7,400,000	6,019,604

		173,485,133

Technology - 2.6%

Entegris Escrow Corp. 4.750% due 04/15/29 ~	4,075,000	3,802,191
5.950% due 06/15/30 ~	2,675,000	2,550,720
Entegris, Inc. 3.625% due 05/01/29 ~	1,100,000	921,553
4.375% due 04/15/28 ~	5,225,000	4,617,489
MSCI, Inc. 3.250% due 08/15/33 ~	6,000,000	4,794,000
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	1,450,000	1,222,350
4.125% due 12/01/31 ~	4,400,000	3,649,693
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	2,925,000	2,296,125
Twilio, Inc. 3.625% due 03/15/29	1,100,000	926,877
3.875% due 03/15/31	3,800,000	3,134,031

		27,915,029

Utilities - 1.6%

Calpine Corp. 5.125% due 03/15/28 ~	6,300,000	5,561,293
NRG Energy, Inc. 3.625% due 02/15/31 ~	1,475,000	1,159,571
5.250% due 06/15/29 ~	3,700,000	3,309,410
Vistra Operations Co. LLC 4.375% due 05/01/29 ~	550,000	461,761
5.000% due 07/31/27 ~	4,800,000	4,373,472
5.500% due 09/01/26 ~	1,925,000	1,821,339
5.625% due 02/15/27 ~	700,000	659,617

		17,346,463

Total Corporate Bonds & Notes (Cost $1,083,111,028)		939,721,505

SENIOR LOAN NOTES - 0.7%

Consumer, Cyclical - 0.4%

MIC Glen LLC 8.392% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,673,437
Tacala Investment Corp. (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/28 §	2,250,000	2,111,254

		3,784,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.737% (SOFR + 4.250%) due 09/27/24 §	$3,574,205	$3,419,324

Technology - 0.0%

UKG, Inc. 5.037% (USD LIBOR + 3.250%) due 05/03/26 §	246,267	232,107

Total Senior Loan Notes (Cost $7,578,701)		7,436,122

ASSET-BACKED SECURITIES - 4.5%

AIMCO CLO 10 Ltd. (Cayman) 7.086% (USD LIBOR + 5.950%) due 07/22/32 § ~	2,200,000	1,961,612
Benefit Street Partners CLO V-B Ltd. (Cayman) 7.013% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,120,567
Benefit Street Partners CLO XVI Ltd. (Cayman) 7.744% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,612,248
Burnham Park Clo Ltd. (Cayman) 6.463% (USD LIBOR + 5.400%) due 10/20/29 § ~	500,000	449,143
CarVal CLO III Ltd. (Cayman) 7.503% (USD LIBOR + 6.440%) due 07/20/32 § ~	3,975,000	3,541,459
CIFC Funding Ltd. (Cayman) 7.194% (USD LIBOR + 6.150%) due 01/15/32 § ~	1,000,000	884,985
8.444% (USD LIBOR + 7.400%) due 01/16/33 § ~	4,550,000	4,237,596
Dryden 55 CLO Ltd. (Cayman)
6.444% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	812,709
8.244% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	203,512
Goldentree Loan Opportunities X Ltd. (Cayman) 6.713% (USD LIBOR + 5.650%) due 07/20/31 § ~	750,000	677,463
Magnetite VIII CLO Ltd. (Cayman) 8.484% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,718,662
Magnetite Xxix Ltd. (Cayman) 6.794% (USD LIBOR + 5.750%) due 01/15/34 § ~	7,950,000	7,055,221
Magnetite Xxx CLO Ltd. (Cayman) 7.384% (USD LIBOR + 6.200%) due 10/25/34 § ~	1,500,000	1,316,147
Neuberger Berman Loan Advisers CLO 24 Ltd. (Cayman) 7.064% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,258,245
Neuberger Berman Loan Advisers CLO 30 Ltd. (Cayman) 7.263% (USD LIBOR + 6.200%) due 01/20/31 § ~	5,250,000	4,571,378
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 7.563% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,233,258
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 7.144% (USD LIBOR + 6.100%) due 01/20/32 § ~	1,100,000	993,327

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 35 Ltd. (Cayman) 8.044% (USD LIBOR + 7.000%) due 01/19/33 § ~	$2,100,000	$1,896,247
OHA Credit Partners VII Ltd. (Cayman) 7.728% (USD LIBOR + 6.250%) due 02/20/34 § ~	1,750,000	1,550,001
Parallel Ltd. (Cayman) 8.263% (USD LIBOR + 7.200%) due 10/20/34 § ~	2,000,000	1,765,420
Rad CLO 2 Ltd. (Cayman)
7.044% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,078,883
8.494% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,419,378
TICP CLO III-2 Ltd. (Cayman) 6.963% (USD LIBOR + 5.900%) due 04/20/28 § ~	500,000	468,940

Total Asset-Backed Securities (Cost $53,315,472)		47,826,401

U.S. TREASURY OBLIGATIONS - 3.8%

U.S. Treasury Notes - 3.8%

0.125% due 02/28/23	21,250,000	20,889,602
0.250% due 06/15/23	20,000,000	19,492,324

		40,381,926

Total U.S. Treasury Obligations (Cost $40,625,507)		40,381,926

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $20,603,659; collateralized by U.S. Treasury Notes: 1.500% - 1.875% due 01/31/27 - 02/28/27 and value $21,015,677)	20,603,522	20,603,522

Total Short-Term Investment (Cost $20,603,522)		20,603,522

TOTAL INVESTMENTS - 99.1% (Cost $1,214,312,927)		1,060,910,460

OTHER ASSETS & LIABILITIES, NET - 0.9%		9,857,926

NET ASSETS - 100.0%		$1,070,768,386

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	18.4%
Consumer, Cyclical	17.7%
Industrial	16.5%
Communications	12.6%
Energy	12.0%
Asset-Backed Securities	4.5%
Financial	4.3%
U.S. Treasury Obligations	3.8%
Basic Materials	3.2%
Others (each less than 3.0%)	6.1%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$1,952,916	$1,952,916	$-	$-
	Industrial	2,988,068	2,794,180	193,888	-

	Total Common Stocks	4,940,984	4,747,096	193,888	-

	Corporate Bonds & Notes	939,721,505	-	939,721,505	-
	Senior Loan Notes	7,436,122	-	7,436,122	-
	Asset-Backed Securities	47,826,401	-	47,826,401	-
	U.S. Treasury Obligations	40,381,926	-	40,381,926	-
	Short-Term Investment	20,603,522	-	20,603,522	-

	Total	$1,060,910,460	$4,747,096	$1,056,163,364	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.5%
Consumer, Cyclical - 0.1%
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/22 ~	$100,000	$99,985
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	500,000	499,452

		599,437

Consumer, Non-Cyclical - 0.0%
RELX Capital, Inc. (United Kingdom) 3.500% due 03/16/23	100,000	99,892

Energy - 0.0%
Energy Transfer LP 4.250% due 03/15/23	100,000	99,976

Financial - 3.4%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~	6,000	4,896
Bank of America Corp. 5.875% due 03/15/28	410,000	360,505
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.800% due 09/15/22	1,600,000	1,601,458
JPMorgan Chase & Co. 4.709% (USD LIBOR + 3.470%) due 10/30/22 §	836,000	793,781
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,886,347	215,822
1.000% due 10/01/50	2,403,124	251,823
1.000% due 10/01/50 ~	23,704,708	2,630,127
1.000% due 10/01/53	5,551,440	572,582
1.500% due 10/01/53	3,378,065	380,926
2.500% due 10/01/47	729	99
Mitsubishi HC Capital, Inc. (Japan) 2.652% due 09/19/22 ~	$200,000	200,006
Natwest Group PLC (United Kingdom)
3.747% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	700,814
4.519% due 06/25/24	500,000	498,968
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK 751,073	85,385
1.000% due 10/01/50	8,522,880	895,412
1.000% due 10/01/50 ~	7,885,431	875,659
1.500% due 10/01/53	7,378,259	822,119
2.000% due 10/01/53 ~	199,902	23,890
2.000% due 10/01/53	999,840	114,781
2.500% due 10/01/47	363	49
Nykredit Realkredit AS (Denmark)
0.500% due 10/01/43 ~	5,650,262	642,840
1.000% due 10/01/50 ~	53,313,779	5,904,456
1.000% due 10/01/53 ~	2,368,634	256,065
1.500% due 10/01/53 ~	9,005,571	1,033,439
2.500% due 10/01/47 ~	1,940	262
Realkredit Danmark AS (Denmark)
1.000% due 10/01/50 ~	16,033,884	1,776,196
1.000% due 10/01/53 ~	8,704,222	904,797
1.500% due 10/01/53 ~	3,466,602	398,085
2.000% due 10/01/53 ~	1,598,503	183,204
2.500% due 04/01/47 ~	8,944	1,208
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$1,750,000	1,812,857

		23,942,511

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27	100,000	96,074

	Principal Amount	Value
Utilities - 0.0%
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/22	$100,000	$99,923

Total Corporate Bonds & Notes (Cost $31,814,007)		24,937,813

MORTGAGE-BACKED SECURITIES - 4.8%
Collateralized Mortgage Obligations - Commercial - 0.1%
AREIT Trust 3.508% (SOFR + 2.734%) due 04/15/37 § ~	59,938	60,013
BAMLL Commercial Mortgage Securities Trust 2.374% (USD LIBOR + 1.050%) due 09/15/38 § ~	500,000	484,379

		544,392

Collateralized Mortgage Obligations - Residential - 1.8%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	304,467	292,060
Bear Stearns Adjustable Rate Mortgage Trust 4.570% due 01/25/35 §	75,376	70,563
Chevy Chase Funding LLC Mortgage Backed Certificates 1.984% (USD LIBOR + 0.360%) due 03/25/35 § ~	210,560	205,746
Citigroup Mortgage Loan Trust
2.639% due 05/25/42 § ~	604,186	591,008
3.950% (UST + 2.400%) due 05/25/35 §	7,790	7,448
Eurosail PLC (United Kingdom) 1.698% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 6,498	7,883
Eurosail-UK PLC (United Kingdom) 2.540% (GBP LIBOR + 0.950%) due 06/13/45 § ~	491,432	594,968
Fannie Mae
1.001% (USD LIBOR + 0.060%) due 07/25/37 §	$255,768	250,000
1.774% (USD LIBOR + 0.150%) due 08/25/34 §	57,767	56,818
1.974% (USD LIBOR + 0.350%) due 07/25/37 §	3,142	3,122
2.084% due 05/25/35 §	242,108	247,890
Freddie Mac
1.150% (USD LIBOR + 0.350%) due 07/15/44 §	380,811	375,569
1.774% (USD LIBOR + 0.450%) due 09/15/42 §	699,629	693,757
Government National Mortgage Association
0.382% (USD LIBOR + 0.150%) due 08/20/68 §	687,426	670,684
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	611,236	604,084
Great Hall Mortgages No 1 PLC (United Kingdom)
1.048% (SONIA + 0.269%) due 06/18/38 § ~	GBP 14,559	17,429
1.743% (GBP LIBOR + 0.130%) due 03/18/39 § ~	12,581	15,082
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$125,305	129,520
GSR Mortgage Loan Trust 2.568% due 01/25/35 §	68,761	64,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
HarborView Mortgage Loan Trust 2.292% (USD LIBOR + 0.680%) due 06/20/35 §	$1,768,286	$1,649,896
Hawksmoor Mortgages (United Kingdom) 1.703% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,234,706	1,503,486
HomeBanc Mortgage Trust 2.284% (USD LIBOR + 0.660%) due 10/25/35 §	$6,620	6,614
Impac CMB Trust 2.624% (USD LIBOR + 1.000%) due 07/25/33 §	36,893	36,971
JP Morgan Mortgage Trust 2.870% due 07/25/35 §	66,956	66,701
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
1.764% (USD LIBOR + 0.440%) due 12/15/30 §	70,162	66,976
2.024% (USD LIBOR + 0.700%) due 11/15/31 §	94,857	92,819
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	402,484	392,852
Residential Mortgage Securities 32 PLC (United Kingdom) 2.040% (SONIA + 1.250%) due 06/20/70 § ~	GBP 518,023	629,041
Sequoia Mortgage Trust 2.295% (USD LIBOR + 0.700%) due 10/19/26 §	$56,751	55,033
Stratton Mortgage Funding PLC (United Kingdom) 1.853% (SONIA + 1.200%) due 05/25/51 § ~	GBP 604,738	736,504
Structured Adjustable Rate Mortgage Loan Trust 2.543% due 02/25/34 §	$21,390	20,549
Structured Asset Mortgage Investments II Trust
2.095% (USD LIBOR + 0.500%) due 07/19/35 §	198,342	182,727
2.255% (USD LIBOR + 0.660%) due 10/19/34 §	102,967	98,490
Thornburg Mortgage Securities Trust 2.244% (USD LIBOR + 0.620%) due 06/25/44 §	1,297,374	1,206,023
Towd Point Mortgage Funding PLC (United Kingdom) 1.605% (GBP LIBOR + 1.143%) due 10/20/51	GBP 931,810	1,131,552
WaMu Mortgage Pass-Through Certificates Trust 2.819% due 08/25/35 §	$18,192	16,735

		12,791,477

Fannie Mae - 2.9%
due 04/25/52 #	11,968,000	11,784,974
due 07/14/52 - 08/11/52 #	1,600,000	1,489,000
due 08/11/52 #	7,422,000	7,131,471
1.175% (USD LIBOR + 0.675%) due 02/01/36 §	30,869	30,670
1.522% (USD LIBOR + 1.272%) due 11/01/35 §	21,028	20,875
1.524% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	81,165	82,695
1.628% (USD LIBOR + 1.378%) due 12/01/34 §	21,432	21,805
2.030% (USD LIBOR + 1.780%) due 11/01/35 §	8,164	8,117
2.190% (UST + 2.190%) due 12/01/22 §	80	80

	Principal Amount	Value
2.192% (USD LIBOR + 1.942%) due 09/01/35 §	$471	$467
2.394% (USD LIBOR + 1.644%) due 03/01/35 §	80,443	79,930
2.663% (USD LIBOR + 1.538%) due 01/01/36 §	6,399	6,349
3.345% (USD LIBOR + 2.000%) due 04/01/35 §	118,187	118,763
3.759% (USD LIBOR + 1.725%) due 05/01/35 §	2,558	2,547
5.000% (US FED + 1.250%) due 08/01/24 §	1,660	1,670

		20,779,413

Freddie Mac - 0.0%
1.981% (USD LIBOR + 1.731%) due 08/01/35 §	1,268	1,277
2.350% (UST + 2.225%) due 01/01/34 §	37,630	38,969
2.815% (USD LIBOR + 1.815%) due 03/01/36 §	2,295	2,291

		42,537

Government National Mortgage Association - 0.0%
1.625% (UST + 1.500%) due 09/20/22 - 07/20/25 §	4,579	4,599
1.750% (UST + 1.500%) due 11/20/26 §	2,952	2,945
1.875% (UST + 1.500%) due 05/20/23 §	111	111
2.000% (UST + 1.500%) due 10/20/24 - 12/20/26 §	6,705	6,642
2.625% (UST + 1.500%) due 02/20/25 - 01/20/27 §	5,245	5,220

		19,517

Total Mortgage-Backed Securities (Cost $34,654,460)		34,177,336

ASSET-BACKED SECURITIES - 8.9%
522 Funding CLO Ltd. (Cayman) 2.103% (USD LIBOR + 1.040%) due 10/20/31 § ~	1,100,000	1,074,782
ABFC Trust
2.224% (USD LIBOR + 0.600%) due 10/25/34 §	86,276	86,135
2.324% (USD LIBOR + 0.700%) due 06/25/34 §	960,902	924,280
ACE Securities Corp. Home Equity Loan Trust 2.404% (USD LIBOR + 0.780%) due 04/25/34 §	693,652	655,867
AMMC CLO 16 Ltd. (Cayman) 2.018% (USD LIBOR + 0.980%) due 04/14/29 § ~	850,113	845,466
Apidos CLO XXVI (Cayman) 1.944% (USD LIBOR + 0.900%) due 07/18/29 § ~	300,000	295,350
Apidos CLO XXVII (Cayman) 1.974% (USD LIBOR + 0.930%) due 07/17/30 § ~	300,000	295,741
Ares European CLO VI DAC (Ireland) 0.610% (EUR LIBOR + 0.610%) due 04/15/30 § ~	EUR 494,860	508,427
Ares European CLO X DAC (Ireland) 0.780% (EUR LIBOR + 0.780%) due 10/15/31 § ~	900,000	922,247
ARES L CLO Ltd. (Cayman) 2.094% (USD LIBOR + 1.050%) due 01/15/32 § ~	$810,000	789,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
ARES LII CLO Ltd. (Cayman) 2.186% (USD LIBOR + 1.050%) due 04/22/31 § ~	$300,000	$292,694
Atlas Senior Loan Fund CLO Ltd. (Cayman) 2.194% (USD LIBOR + 1.150%) due 01/16/30 § ~	598,732	592,621
Atrium CLO XII (Cayman) 1.966% (USD LIBOR + 0.830%) due 04/22/27 § ~	2,456,793	2,421,169
Barings CLO Ltd. (Cayman) 2.133% (USD LIBOR + 1.070%) due 01/20/32 § ~	1,500,000	1,465,692
BDS LLC 3.307% due 03/19/39 § ~	1,000,000	984,257
Benefit Street Partners CLO XVII Ltd. (Cayman) 2.124% (USD LIBOR + 1.080%) due 07/15/32 § ~	1,800,000	1,766,273
Black Diamond CLO Ltd. (Cayman) 0.860% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 599,081	619,842
Brookside Mill CLO Ltd. (Cayman) 1.864% (USD LIBOR + 0.820%) due 01/17/28 § ~	$281,218	281,748
Carlyle Euro CLO DAC (Ireland) 0.630% (EUR LIBOR + 0.630%) due 08/15/30 § ~	EUR 498,789	512,481
Carlyle Global Market Strategies CLO Ltd.
2.216% (USD LIBOR + 1.080%) due 04/22/32 § ~	$500,000	489,780
2.361% (USD LIBOR + 0.950%) due 08/14/30 § ~	400,000	394,134
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland) 0.750% (EUR LIBOR + 0.750%) due 11/15/31 § ~	EUR 1,700,000	1,750,050
Catamaran CLO Ltd. (Cayman) 2.236% (USD LIBOR + 1.100%) due 04/22/30 § ~	$397,959	392,765
CBAM Ltd. (Cayman) 2.313% (USD LIBOR + 1.250%) due 07/20/30 § ~	600,000	595,172
CIFC Funding Ltd. (Cayman)
2.044% (USD LIBOR + 1.000%) due 04/18/31 § ~	500,000	491,329
2.134% (USD LIBOR + 0.950%) due 10/24/30 § ~	400,000	393,576
Citigroup Mortgage Loan Trust 1.914% (USD LIBOR + 0.290%) due 09/25/36 § ~	314,915	307,522
Credit-Based Asset Servicing & Securitization LLC 2.674% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,053,256
Crestline Denali CLO XIV Ltd. (Cayman) 2.324% (USD LIBOR + 1.140%) due 10/23/31 § ~	300,000	293,400
Crestline Denali CLO XV Ltd. (Cayman) 2.093% (USD LIBOR + 1.030%) due 04/20/30 § ~	400,000	394,200
Dryden 52 Euro CLO DAC (Ireland) 0.860% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	405,546
Dryden 64 CLO Ltd. (Cayman) 2.014% (USD LIBOR + 0.970%) due 04/18/31 § ~	$600,000	588,500
Dryden XXVI Senior Loan Fund (Cayman) 1.944% (USD LIBOR + 0.900%) due 04/15/29 § ~	1,536,347	1,521,266

	Principal Amount	Value
Freddie Mac Structured Pass-Through Certificates 1.884% (USD LIBOR + 0.260%) due 08/25/31 §	$50,614	$49,634
Gallatin CLO VIII Ltd. (Cayman) 2.134% (USD LIBOR + 1.090%) due 07/15/31 § ~	300,000	295,586
Goldentree Loan Management US Clo 2 Ltd. (Cayman) 1.973% (USD LIBOR + 0.910%) due 11/20/30 § ~	300,000	294,826
Goldentree Loan Opportunities XI Ltd. (Cayman) 2.114% (USD LIBOR + 1.070%) due 01/18/31 § ~	600,000	590,571
HalseyPoint CLO 3 Ltd. (Cayman) 2.736% (USD LIBOR + 1.450%) due 11/30/32 § ~	950,000	934,800
Home Equity Asset Trust
2.479% (USD LIBOR + 0.855%) due 08/25/34 §	128,163	124,994
2.824% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	968,153
Jubilee CLO DAC (Netherlands) 0.391% (0.840% - EUR LIBOR) due 07/12/28 § ~	EUR 35,294	37,002
KKR CLO 9 Ltd. (Cayman) 1.994% (USD LIBOR + 0.950%) due 07/15/30 § ~	$300,000	294,759
LCM XIII LP (Cayman) 1.914% (USD LIBOR + 0.870%) due 07/19/27 § ~	1,029,342	1,013,902
LCM XV LP (Cayman) 2.063% (USD LIBOR + 1.000%) due 07/20/30 § ~	1,300,000	1,279,629
LCM XVIII LP (Cayman) 2.083% (USD LIBOR + 1.020%) due 04/20/31 § ~	1,000,000	983,877
LoanCore Issuer Ltd. (Cayman) 2.329% (SOFR + 1.550%) due 01/17/37 § ~ 2.454% (USD LIBOR + 1.130%) due 05/15/36 § ~	654,071	640,463
Madison Park Funding XXX Ltd. (Cayman) 1.794% (USD LIBOR + 0.750%) due 04/15/29 § ~	4,373,889	4,316,034
Magnetite XVIII Ltd. (Cayman) 2.291% (USD LIBOR + 0.880%) due 11/15/28 § ~	295,794	292,679
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 160,519	166,638
Merrill Lynch Mortgage Investors Trust 2.344% (USD LIBOR + 0.720%) due 10/25/35 §	$622,129	576,207
MF1 LLC 2.960% (SOFR + 2.150%) due 06/19/37 § ~	600,000	599,278
MidOcean Credit CLO II (Cayman) 2.269% (USD LIBOR + 1.030%) due 01/29/30 § ~	376,268	372,421
Midocean Credit CLO VIII (Cayman) 2.528% (USD LIBOR + 1.050%) due 02/20/31 § ~	300,000	295,157
Morgan Stanley ABS Capital I, Inc. Trust
2.284% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	584,629
2.599% (USD LIBOR + 0.975%) due 07/25/34 §	77,478	74,397

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
MP CLO VII Ltd. (Cayman) 1.934% (USD LIBOR + 0.890%) due 10/18/28 § ~	$392,155	$384,802
OAK Hill European Credit Partners VII DAC (Ireland) 0.740% (EUR LIBOR + 0.740%) due 10/20/31	EUR 600,000	612,103
Oaktree CLO Ltd. (Cayman) 2.246% (USD LIBOR + 1.110%) due 04/22/30 § ~	$300,000	293,403
Octagon Investment Partners Ltd. (Cayman) 2.004% (USD LIBOR + 0.960%) due 04/16/31 § ~	600,000	589,408
OSD CLO Ltd. (Cayman) 1.914% (USD LIBOR + 0.870%) due 04/17/31 § ~	1,500,000	1,470,800
OZLM CLO XXIV Ltd. (Cayman) 2.223% (USD LIBOR + 1.160%) due 07/20/32 § ~	200,000	195,385
OZLM VIII Ltd. (Cayman) 2.024% (USD LIBOR + 0.980%) due 10/17/29 § ~	289,339	286,924
Palmer Square Loan Funding Ltd. (Cayman)
1.844% (USD LIBOR + 0.800%) due 10/15/29 § ~	731,369	719,302
1.863% (USD LIBOR + 0.800%) due 07/20/29 § ~	666,580	658,248
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.614% (USD LIBOR + 0.990%) due 09/25/34 §	69,400	69,216
Rad CLO 5 Ltd. (Cayman) 2.304% (USD LIBOR + 1.120%) due 07/24/32 § ~	500,000	489,934
Regatta VIII Funding Ltd. (Cayman) 2.294% (USD LIBOR + 1.250%) due 10/17/30 § ~	700,000	690,900
Renaissance Home Equity Loan Trust 2.384% (USD LIBOR + 0.760%) due 12/25/32 §	187,015	164,444
Romark CLO Ltd. (Cayman) 2.214% (USD LIBOR + 1.030%) due 10/23/30 § ~	500,000	491,168
Saranac CLO VI Ltd. (United Kingdom) 1.943% (USD LIBOR + 1.140%) due 08/13/31 § ~	300,000	293,850
Saxon Asset Securities Trust 1.934% (USD LIBOR + 0.310%) due 09/25/37 §	161,070	154,779
Segovia European CLO 6- DAC (Ireland) 0.880% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	407,429
SLM Student Loan Trust 1.734% (USD LIBOR + 0.550%) due 10/25/64 § ~	$747,608	726,444
Sound Point CLO IX Ltd. (Cayman) 2.273% (USD LIBOR + 1.210%) due 07/20/32 § ~	600,000	584,700
Sound Point CLO XIV Ltd. (Cayman) 2.174% (USD LIBOR + 0.990%) due 01/23/29 § ~	647,689	639,917
Sound Point CLO XV Ltd. (Cayman) 2.084% (USD LIBOR + 0.900%) due 01/23/29 § ~	271,958	268,087
Stratus CLO Ltd. (Cayman) 2.013% (USD LIBOR + 0.950%) due 12/29/29 § ~	393,649	390,190

	Principal Amount	Value
Structured Asset Securities Corp. Mortgage Loan Trust 2.562% (USD LIBOR + 1.500%) due 04/25/35 §	$218,805	$215,849
Symphony CLO XIV Ltd. (Cayman) 1.988% (USD LIBOR + 0.950%) due 07/14/26 § ~	42,907	42,806
TCI-Symphony CLO Ltd. (Cayman) 1.974% (USD LIBOR + 0.930%) due 07/15/30 § ~	2,000,000	1,971,373
TCW CLO Ltd. (Cayman) 2.154% (USD LIBOR + 0.970%) due 04/25/31 § ~	500,000	491,166
THL Credit Wind River CLO Ltd. (Cayman) 2.124% (USD LIBOR + 1.080%) due 04/15/31 § ~	300,000	292,575
TICP CLO III-2 Ltd. (Cayman) 1.903% (USD LIBOR + 0.840%) due 04/20/28 § ~	1,828,559	1,816,789
TRTX Issuer Ltd. (Cayman) 2.424% (SOFR + 1.650%) due 02/15/39 § ~	500,000	487,500
United States Small Business Administration 5.290% due 12/01/27	375,821	385,522
Venture XIV CLO Ltd. (Cayman) 2.628% (USD LIBOR + 1.030%) due 08/28/29 § ~	861,883	856,263
Venture XVII CLO Ltd. (Cayman) 1.924% (USD LIBOR + 0.880%) due 04/15/27 § ~	1,918,653	1,897,963
Venture XXI CLO Ltd. (Cayman) 1.924% (USD LIBOR + 0.880%) due 07/15/27 § ~	92,031	92,065
Venture XXIV CLO Ltd. (Cayman) 1.963% (USD LIBOR + 0.900%) due 10/20/28 § ~	348,212	344,113
Venture XXVIII CLO Ltd. (Cayman) 2.053% (USD LIBOR + 0.990%) due 07/20/30 § ~	300,000	295,200
Vibrant CLO XI Ltd. (Cayman) 2.183% (USD LIBOR + 1.120%) due 07/20/32 § ~	300,000	292,915
Voya CLO Ltd. (Cayman)
1.994% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,900,000	1,876,339
2.138% (USD LIBOR + 1.100%) due 07/14/31 § ~	495,483	486,447
Wellfleet CLO Ltd. (Cayman)
1.973% (USD LIBOR + 0.910%) due 04/20/28 § ~	578,396	573,592
2.144% (USD LIBOR + 1.100%) due 07/17/31 § ~	2,000,000	1,967,223

Total Asset-Backed Securities (Cost $65,654,210)		64,158,087

U.S. TREASURY OBLIGATIONS - 92.0%
U.S. Treasury Bonds - 0.5%
1.625% due 11/15/50	5,550,000	3,908,213

U.S. Treasury Inflation Protected Securities - 89.1%
0.125% due 01/15/23 ^ ‡	16,801,564	17,106,255
0.125% due 07/15/24 ^	14,608,200	14,751,015
0.125% due 10/15/24 ^	13,094,660	13,181,910
0.125% due 04/15/25 ^	3,771,232	3,774,124
0.125% due 10/15/25 ^	18,410,865	18,425,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
0.125% due 04/15/26 ^	$16,202,487	$16,056,861
0.125% due 07/15/26 ^	13,650,788	13,545,681
0.125% due 10/15/26 ^	16,528,356	16,405,413
0.125% due 04/15/27 ^	9,828,096	9,681,066
0.125% due 01/15/30 ^	8,471,115	8,091,663
0.125% due 07/15/30 ^	22,019,595	21,043,444
0.125% due 07/15/31 ^	8,013,106	7,625,647
0.125% due 01/15/32 ^	32,748,630	31,155,819
0.125% due 02/15/51 ^	4,452,103	3,436,660
0.125% due 02/15/52 ^	7,891,612	6,140,704
0.250% due 01/15/25 ^ ‡	2,562,840	2,579,010
0.250% due 07/15/29 ^	21,054,674	20,456,379
0.250% due 02/15/50 ^ ‡	2,406,023	1,903,624
0.375% due 07/15/23 ^	10,433,556	10,618,067
0.375% due 07/15/25 ^	9,455,007	9,552,569
0.375% due 01/15/27 ^	26,535,897	26,483,106
0.375% due 07/15/27 ^	43,992,925	43,909,982
0.500% due 04/15/24 ^	6,188,940	6,275,643
0.500% due 01/15/28 ^	37,296,762	37,110,700
0.625% due 04/15/23 ^	42,877,720	43,672,295
0.625% due 01/15/24 ^	6,288,250	6,396,822
0.625% due 01/15/26 ^	10,536,193	10,657,907
0.625% due 02/15/43 ^	12,107,318	10,717,065
0.750% due 07/15/28 ^	33,275,302	33,577,226
0.750% due 02/15/42 ^	20,052,189	18,379,599
0.750% due 02/15/45 ^	15,675,303	14,062,640
0.875% due 01/15/29 ^	17,772,300	17,973,252
0.875% due 02/15/47 ^	5,272,372	4,881,481
1.000% due 02/15/46 ^	13,211,842	12,543,902
1.000% due 02/15/48 ^	7,384,734	7,063,663
1.000% due 02/15/49 ^	5,743,550	5,538,904
1.375% due 02/15/44 ^	18,273,645	18,748,734
1.750% due 01/15/28 ^ ‡	2,896,116	3,075,735
2.000% due 01/15/26 ^	7,214,807	7,643,556
2.125% due 02/15/40 ^	4,373,167	5,112,130
2.125% due 02/15/41 ^	3,973,019	4,622,773
2.375% due 01/15/25 ^	12,727,884	13,490,180
2.375% due 01/15/27 ^ ‡	129,002	140,153
2.500% due 01/15/29 ^	6,728,907	7,484,415
3.625% due 04/15/28 ^	20,141,418	23,569,634
3.875% due 04/15/29 ^	9,429,870	11,391,916

		640,054,890

U.S. Treasury Notes - 2.4%
0.125% due 01/15/31 ^	17,238,945	16,432,437
1.750% due 12/31/24 ‡	550,000	533,124

		16,965,561

Total U.S. Treasury Obligations (Cost $705,260,222)		660,928,664

FOREIGN GOVERNMENT BONDS & NOTES - 6.5%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,557,965	2,292,948
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	3,820,530	4,251,139
0.100% due 07/25/31 ^ ~	1,093,280	1,199,393
0.100% due 07/25/38 ^ ~	EUR 2,254,224	2,354,677
0.250% due 07/25/24 ^ ~	1,861,616	2,088,417
Italy Buoni Poliennali Del Tesoro (Italy)
0.100% due 05/15/33 ^ ~	958,248	871,793
0.400% due 05/15/30 ^ ~	2,327,850	2,326,008
1.400% due 05/26/25 ^ ~	12,002,160	13,105,850
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 80,853,340	630,475
0.100% due 03/10/28 ^	198,311,360	1,539,076
0.100% due 03/10/29 ^	434,805,223	3,384,097
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 5,021,100	3,254,348

	Principal Amount		Value
Qatar Government (Qatar) 3.875% due 04/23/23 ~		$300,000	$301,398
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~		830,000	836,414
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP	2,619,587	3,373,808
1.250% due 11/22/27 ^ ~		1,877,242	2,659,253
1.875% due 11/22/22 ^ ~		1,462,653	1,843,844

Total Foreign Government Bonds & Notes (Cost $51,304,585)			46,312,938

SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $3,919,198; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $3,997,583)		$3,919,172	3,919,172

Total Short-Term Investment (Cost $3,919,172)			3,919,172

TOTAL INVESTMENTS - 116.2% (Cost $892,606,656)			834,434,010

DERIVATIVES - (0.3%)			(2,026,294)

OTHER ASSETS & LIABILITIES, NET - (15.9%)			(114,316,295)

NET ASSETS - 100.0%			$718,091,421

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	92.0%
Asset-Backed Securities	8.9%
Foreign Government Bonds & Notes	6.5%
Mortgage-Backed Securities	4.8%
Corporate Bonds & Notes	3.5%
Others (each less than 3.0%)	0.5%

	116.2%
Derivatives	(0.3%	)
Other Assets & Liabilities, Net	(15.9%	)

	100.0%

(b)

As of June 30, 2022, investments with a total aggregate value of $3,300,528 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2022 was $1,349,378 at a weighted average interest rate of 0.203%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2022 was $185,057,767 at a weighted average interest rate of 0.349%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	03/23	292	$70,525,265	$70,569,100	$43,835
Euribor	03/23	190	49,913,470	49,023,494	(889,976)
Euro-Bund	09/22	136	20,606,854	21,204,304	597,450
U.S. Treasury 2-Year Notes	09/22	21	4,424,136	4,410,328	(13,808)
U.S. Treasury Ultra 10-Year Notes	09/22	25	3,147,211	3,184,375	37,164

					(225,335)

Short Futures Outstanding
3-Month USD SOFR	06/23	292	70,459,197	70,539,900	(80,703)
Australia Treasury 3-Year Bond	09/22	16	1,185,810	1,186,784	(974)
Euro-Bobl	09/22	43	5,663,781	5,596,231	67,550
Euro-BTP	09/22	219	27,147,873	28,256,169	(1,108,296)
Euro-Buxl	09/22	57	10,190,774	9,769,954	420,820
Euro-OAT	09/22	44	6,580,967	6,387,591	193,376
Euro-Schatz	09/22	497	57,010,354	56,846,116	164,238
Japan 10-Year Bonds	09/22	49	53,909,530	53,669,590	239,940
Long Gilt	09/22	4	574,927	554,992	19,935
Short Euro-BTP	09/22	60	6,874,136	6,846,677	27,459
U.S. Treasury 5-Year Notes	09/22	146	16,494,589	16,388,500	106,089
U.S. Treasury 10-Year Notes	09/22	198	23,622,056	23,469,187	152,869
U.S. Treasury 30-Year Bonds	09/22	143	19,967,289	19,823,375	143,914
U.S. Treasury Ultra Long Bonds	09/22	15	2,334,050	2,315,156	18,894

					365,111

Total Futures Contracts					$139,776

(e)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
DKK	17,330,000	USD	2,477,736	07/22	BNP	$-	($36,048)
DKK	99,071,312	USD	14,091,051	07/22	BOA	-	(132,529)
DKK	5,690,000	USD	809,597	07/22	CIT	-	(7,912)
DKK	4,755,000	USD	667,543	07/22	HSB	2,407	-
DKK	20,792,393	USD	2,955,144	07/22	MSC	-	(25,627)
EUR	31,254,000	USD	32,895,618	07/22	BNP	-	(142,989)
EUR	3,210,000	USD	3,360,849	07/22	BNP	3,070	-
EUR	413,000	USD	443,431	07/22	CIT	-	(10,627)
EUR	523,000	USD	553,923	07/22	HSB	-	(5,846)
GBP	615,000	USD	743,558	07/22	BRC	5,081	-
JPY	502,662,469	USD	3,705,584	07/22	BRC	-	(819)
JPY	179,200,000	USD	1,349,639	07/22	HSB	-	(28,884)
NZD	5,404,000	USD	3,368,052	07/22	BOA	7,016	-
USD	2,239,042	CAD	2,827,000	07/22	HSB	42,802	-
USD	4,785,646	DKK	32,317,414	07/22	DUB	232,326	-
USD	375,973	DKK	2,605,000	07/22	GSC	8,945	-
USD	16,727,080	DKK	112,728,575	07/22	MSC	844,334	-
USD	14,091,051	DKK	98,870,344	08/22	BOA	135,616	-
USD	2,955,144	DKK	20,750,282	08/22	MSC	26,265	-
USD	2,007,727	EUR	1,871,000	07/22	BNP	47,012	-
USD	8,459,881	EUR	8,130,000	07/22	HSB	-	(59,952)
USD	1,095,348	EUR	1,038,000	07/22	HSB	7,576	-
USD	26,183,398	EUR	24,361,000	07/22	SGN	654,288	-
USD	31,423,948	EUR	29,822,000	08/22	BNP	114,548	-
USD	13,670,552	GBP	10,812,000	07/22	BOA	509,102	-
USD	12,389,693	GBP	10,197,000	08/22	BNP	-	(29,094)
USD	665,831	JPY	89,800,000	07/22	BNP	3,979	-
USD	6,409,611	JPY	813,557,823	07/22	TDB	413,462	-
USD	3,705,584	JPY	501,846,129	08/22	BRC	676	-
USD	3,537,959	NZD	5,404,000	07/22	JPM	162,892	-
USD	3,367,078	NZD	5,404,000	08/22	BOA	-	(7,267)

Total Forward Foreign Currency Contracts						$3,221,397	($487,594)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(f)	Purchased options outstanding as of June 30, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.710%	01/25/23	JPM	$19,600,000	$119,560	$25,962
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.428%	01/31/23	MSC	10,400,000	53,137	8,818
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.410%	02/02/23	BRC	10,500,000	52,500	8,868
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.720%	02/23/23	CIT	18,400,000	101,200	31,181
Call - 5-Year Interest Rate Swap	Pay	SOFR	2.200%	04/26/23	GSC	7,500,000	80,062	75,812
Call - 5-Year Interest Rate Swap	Pay	SOFR	2.200%	05/31/23	MSC	21,400,000	256,800	239,860

							663,259	390,501

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 1,500,000	109,402	643,241
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.195%	11/02/22	BNP	1,550,000	1,166	662,900
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BNP	1,840,000	140,020	786,177
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	960,000	71,659	410,180
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	$4,100,000	254,483	644,773

							576,730	3,147,271

Total Purchased Options							$1,239,989	$3,537,772

(g)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CDX IG38 5Y	0.700%	08/17/22	GSC	$600,000	$660	($71)

Put - iTraxx Main 36 5Y	1.200%	07/20/22	BOA	EUR 600,000	2,772	(1,303)
Put - CDX IG38 5Y	1.200%	07/20/22	BOA	$1,300,000	1,963	(972)
Put - CDX IG37 5Y	1.200%	07/20/22	BNP	600,000	1,086	(245)
Put - iTraxx Main 36 5Y	1.200%	07/20/22	BRC	EUR 600,000	2,722	(1,303)
Put - CDX IG38 5Y	1.200%	07/20/22	CIT	$600,000	900	(449)
Put - CDX IG38 5Y	1.250%	07/20/22	MSC	700,000	1,137	(379)
Put - CDX IG38 5Y	1.300%	08/17/22	GSC	2,000,000	4,500	(3,193)
Put - CDX IG38 5Y	1.350%	08/17/22	MSC	1,400,000	3,192	(1,883)
Put - iTraxx Main 37 5Y	1.600%	08/17/22	BRC	EUR 600,000	1,456	(1,079)

					19,728	(10,806)

Total Credit Default Swaptions on Credit Indices					$20,388	($10,877)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($779)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^10 ]	05/16/24	JPM	1,300,000	9,035	-
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(25,643)

						$209,517	($26,422)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 2-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.350%	08/08/22	DUB	EUR 200,000	$779	($18)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.785%	01/25/23	JPM	$4,300,000	118,949	(16,563)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.579%	01/31/23	MSC	2,300,000	53,762	(5,900)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.558%	02/02/23	BRC	2,300,000	52,612	(5,768)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.736%	02/23/23	CIT	4,100,000	101,475	(17,399)
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.350%	04/26/23	GSC	4,200,000	82,935	(71,216)
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.350%	05/31/23	MSC	11,700,000	254,916	(216,924)

							665,428	(333,788)

Put - 2-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.550%	08/08/22	DUB	EUR 200,000	779	(3,997)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	BNP	4,700,000	-	(1,028,298)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	MSC	4,500,000	109,159	(984,540)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BNP	5,490,000	136,171	(1,202,318)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BRC	2,810,000	68,840	(615,394)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	$20,200,000	254,520	(830,026)

							569,469	(4,664,573)

Total Interest Rate Swaptions							$1,234,897	($4,998,361)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 4.000% due 07/14/52	$100.22	07/07/22	JPM	$200,000	$984	($2)
Call - Fannie Mae 4.500% due 09/14/52	101.14	09/07/22	JPM	200,000	500	(832)

					1,484	(834)

Put - Fannie Mae 3.500% due 08/11/52	96.91	08/04/22	JPM	200,000	1,000	(2,533)
Put - Fannie Mae 4.500% due 09/14/52	99.14	09/07/22	JPM	200,000	750	(1,318)
Put - Fannie Mae 4.500% due 09/14/52	99.16	09/07/22	JPM	500,000	1,758	(3,318)
Put - Fannie Mae 4.500% due 09/14/52	99.66	09/07/22	JPM	900,000	3,375	(7,510)

					6,883	(14,679)

Total Options on Securities					$8,367	($15,513)

Total Written Options					$1,473,169	($5,051,173)

(h)	Swap agreements outstanding as of June 30, 2022 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/22	ICE	0.622%	EUR 200,000	$446	$635	($189)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.844%	$300,000	762	(5,108)	5,870

Total Credit Default Swaps							$1,208	($4,473)	$5,681

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.850%	U.S. CPI Urban Consumers	Z/Z	LCH	12/20/22	$23,700,000	($983,914)	$ -	($983,914)
5.470%	U.S. CPI Urban Consumers	Z/Z	LCH	03/21/23	1,000,000	(9,769)	-	(9,769)
5.320%	U.S. CPI Urban Consumers	Z/Z	LCH	04/29/23	1,500,000	(6,314)	-	(6,314)
5.150%	U.S. CPI Urban Consumers	Z/Z	LCH	05/23/23	4,400,000	6,833	-	6,833
5.185%	U.S. CPI Urban Consumers	Z/Z	LCH	05/24/23	4,100,000	9,057	-	9,057
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(328,558)	-	(328,558)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	(264,708)	125	(264,833)
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	1,000,000	(140,088)	23,419	(163,507)
0.700%	6-Month EUR-LIBOR	A/S	LCH	04/11/27	EUR 700,000	(33,658)	(3,291)	(30,367)
0.650%	6-Month EUR-LIBOR	A/S	LCH	04/12/27	1,400,000	(70,906)	(7,297)	(63,609)
0.650%	6-Month EUR-LIBOR	A/S	LCH	05/11/27	900,000	(47,652)	(6,607)	(41,045)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/13/27	1,600,000	(56,362)	(5,696)	(50,666)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	700,000	(24,901)	(2,560)	(22,341)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	GBP 120,000	(14,472)	-	(14,472)
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	(81,778)	-	(81,778)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(290,235)	-	(290,235)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(900,749)	-	(900,749)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(442,289)	(3,109)	(439,180)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(91,889)	642	(92,531)
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 100,000	(17,000)	-	(17,000)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	2,900,000	(570,618)	(163,837)	(406,781)
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	(385,834)	57,700	(443,534)
3.475%	GBP Retail Price	Z/Z	LCH	08/15/30	700,000	(135,984)	7,283	(143,267)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(945,164)	(38,565)	(906,599)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.750%	GBP Retail Price	Z/Z	LCH	04/15/31	GBP 770,000	($127,470)	($364)	($127,106)
4.066%	GBP Retail Price	Z/Z	LCH	09/15/31	300,000	(28,364)	-	(28,364)
2.455%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/32	EUR 700,000	3,787	-	3,787
3.566%	GBP Retail Price	Z/Z	LCH	03/15/36	GBP 400,000	(71,284)	-	(71,284)
3.580%	GBP Retail Price	Z/Z	LCH	03/15/36	1,200,000	(210,175)	(7,031)	(203,144)
2.488%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/37	EUR 1,620,000	(873)	1,864	(2,737)
2.421%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/52	240,000	(4,442)	-	(4,442)
0.500%	6-Month EUR-LIBOR	A/S	LCH	09/21/52	400,000	(140,582)	(40,217)	(100,365)
1.888%	3-Month USD-LIBOR	S/Q	LCH	11/21/53	$1,100,000	(210,532)	-	(210,532)

						($6,616,887)	($187,541)	($6,429,346)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.330%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/22	EUR 1,400,000	$126,074	($160)	$126,234
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	$1,200,000	95,939	-	95,939
4.220%	GBP Retail Price	Z/Z	LCH	08/15/22	GBP 600,000	56,365	-	56,365
4.180%	GBP Retail Price	Z/Z	LCH	09/15/22	700,000	65,354	-	65,354
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	$6,810,000	615,464	-	615,464
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	448,116	(801)	448,917
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	97,126	-	97,126
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	143,892	-	143,892
4.480%	GBP Retail Price	Z/Z	LCH	09/15/23	GBP 700,000	79,676	-	79,676
6.440%	GBP Retail Price	Z/Z	LCH	05/15/24	600,000	6,033	-	6,033
6.600%	GBP Retail Price	Z/Z	LCH	05/15/24	1,500,000	9,156	416	8,740
5.200%	GBP Retail Price	Z/Z	LCH	06/15/24	900,000	4,099	-	4,099
5.330%	GBP Retail Price	Z/Z	LCH	06/15/24	1,300,000	1,789	-	1,789
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	$2,100,000	206,472	-	206,472
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	260,664	-	260,664
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	122,700	-	122,700
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	69,809	-	69,809
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	90,045	191	89,854
4.735%	GBP Retail Price	Z/Z	LCH	12/15/26	GBP1,500,000	67,653	(20,112)	87,765
4.615%	GBP Retail Price	Z/Z	LCH	02/15/27	1,300,000	50,241	-	50,241
4.626%	GBP Retail Price	Z/Z	LCH	02/15/27	1,600,000	60,689	1,027	59,662
2.965%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	EUR 800,000	4,120	-	4,120
3.000%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	1,300,000	4,206	659	3,547
3.130%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	300,000	(1,171)	-	(1,171)
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	$900,000	128,670	-	128,670
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	136,400	-	136,400
0.589%	1-Day JPY- TONAR	S/S	LCH	09/20/27	JPY 377,560,000	(4,448)	(3,730)	(718)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 3,500,000	69,438	6,570	62,868
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	21,574	-	21,574
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	23,057	-	23,057
1.840%	3-Month USD-LIBOR	S/Q	LCH	11/21/28	5,500,000	276,736	-	276,736
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	496,184	(1,980)	498,164
2.600%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/32	EUR 1,500,000	(7,077)	7,232	(14,309)
2.720%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/32	2,100,000	(71,986)	(6,406)	(65,580)
0.250%	6-Month EUR-LIBOR	A/S	LCH	09/21/32	$2,700,000	512,025	244,520	267,505

						$4,265,084	$227,426	$4,037,658

Total Interest Rate Swaps						($2,351,803)	$39,885	($2,391,688)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.500% due 04/15/24	SOFR+6.000%	Z	MSC	08/19/22	$5,000,000	($36,774)	$-	($36,774)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	SOFR+6.000%	Z	MSC	08/19/22	15,000,000	(113,804)	-	(113,804)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	SOFR+7.000%	Z	MSC	08/22/22	10,000,000	(151,949)	-	(151,949)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	SOFR+7.000%	Z	MSC	08/22/22	15,000,000	(208,137)	-	(208,137)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	SOFR+6.000%	Z	MSC	09/07/22	10,000,000	(238,716)	-	(238,716)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/26	SOFR+6.000%	Z	MSC	09/07/22	10,000,000	(141,086)	-	(141,086)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	SOFR+7.000%	Z	MSC	01/20/23	10,000,000	(74,759)	-	(74,759)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	SOFR+7.000%	Z	MSC	01/20/23	20,000,000	(35,240)	-	(35,240)

Total Return Swaps						($1,000,465)	$-	($1,000,465)

Total Swap Agreements						($3,351,060)	$35,412	($3,386,472)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Liabilities	$-	($1,000,465)
Centrally Cleared Swap Agreements (1)
Assets	352,283	4,144,983
Liabilities	(316,871)	(6,530,990)

	$35,412	($3,386,472)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$24,937,813	$-	$24,937,813	$-
	Mortgage-Backed Securities	34,177,336	-	34,177,336	-
	Asset-Backed Securities	64,158,087	-	64,158,087	-
	U.S. Treasury Obligations	660,928,664	-	660,928,664	-
	Foreign Government Bonds & Notes	46,312,938	-	46,312,938	-
	Short-Term Investment	3,919,172	-	3,919,172	-
	Derivatives:
	Credit Contracts
	Swaps	5,870	-	5,870	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,221,397	-	3,221,397	-
	Interest Rate Contracts
	Futures	2,233,533	2,233,533	-	-
	Purchased Options	3,537,772	-	3,537,772	-
	Swaps	4,139,113	-	4,139,113	-

	Total Interest Rate Contracts	9,910,418	2,233,533	7,676,885	-

	Total Asset - Derivatives	13,137,685	2,233,533	10,904,152	-

	Total Assets	847,571,695	2,233,533	845,338,162	-

Liabilities	Sale-buyback Financing Transactions	(469,622,459)	-	(469,622,459)	-
	Derivatives:
	Credit Contracts
	Written Options	(10,877)	-	(10,877)	-
	Swaps	(189)	-	(189)	-

	Total Credit Contracts	(11,066)	-	(11,066)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(487,594)	-	(487,594)	-
	Interest Rate Contracts
	Futures	(2,093,757)	(2,093,757)	-	-
	Written Options	(5,040,296)	-	(5,040,296)	-
	Swaps	(7,531,266)	-	(7,531,266)	-

	Total Interest Rate Contracts	(14,665,319)	(2,093,757)	(12,571,562)	-

	Total Liabilities - Derivatives	(15,163,979)	(2,093,757)	(13,070,222)	-

	Total Liabilities	(484,786,438)	(2,093,757)	(482,692,681)	-

	Total	$362,785,257	$139,776	$362,645,481	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.0%
Basic Materials - 0.7%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,177,815
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	679,324
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	619,831
International Flavors & Fragrances, Inc. 3.468% due 12/01/50 ~	746,000	544,623
LYB International Finance III LLC 1.250% due 10/01/25	329,000	298,073
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	374,132
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	644,486
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	1,550,000	1,427,244
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	780,000	684,875

		6,450,403

Communications - 1.3%
Amazon.com, Inc. 3.950% due 04/13/52	875,000	809,897
AT&T, Inc.
2.750% due 06/01/31	1,100,000	950,937
3.500% due 06/01/41	1,540,000	1,232,216
3.550% due 09/15/55	1,434,000	1,076,797
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	2,050,000	1,643,886
3.500% due 06/01/41	285,000	199,920
3.700% due 04/01/51	860,000	583,565
Comcast Corp.
2.800% due 01/15/51	736,000	522,201
3.250% due 11/01/39	970,000	798,775
Corning, Inc. 5.750% due 08/15/40	300,000	315,030
Cox Communications, Inc. 2.950% due 10/01/50 ~	555,000	368,545
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	1,000,000	787,877
Discovery Communications LLC 3.625% due 05/15/30	980,000	872,319
Paramount Global 4.000% due 01/15/26	575,000	561,643
Verizon Communications, Inc.
2.650% due 11/20/40	546,000	401,442
3.700% due 03/22/61	600,000	472,746
Walt Disney Co. 2.650% due 01/13/31	1,000,000	880,989

		12,478,785

Consumer, Cyclical - 2.9%
7-Eleven, Inc.
0.625% due 02/10/23 ~	1,490,000	1,461,534
0.950% due 02/10/26 ~	345,000	304,960
1.300% due 02/10/28 ~	277,000	230,597
2.500% due 02/10/41 ~	283,000	192,131
Alimentation Couche-Tard, Inc. (Canada)
3.439% due 05/13/41 ~	785,000	590,096
3.625% due 05/13/51 ~	875,000	635,562
American Airlines Pass-Through Trust Class A 3.650% due 12/15/29	1,202,040	997,542

	Principal Amount	Value
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	$1,543,360	$1,414,348
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	2,261,000	1,893,293
AutoZone, Inc. 3.625% due 04/15/25	1,010,000	998,424
Delta Air Lines Pass-Through Trust Class A 2.500% due 12/10/29	1,263,333	1,107,795
Delta Air Lines Pass-Through Trust Class B 4.250% due 01/30/25	539,917	527,904
General Motors Co. 6.125% due 10/01/25	270,000	279,520
General Motors Financial Co., Inc.
1.200% due 10/15/24	800,000	744,585
2.700% due 06/10/31	830,000	654,849
3.800% due 04/07/25	390,000	380,720
4.350% due 01/17/27	230,000	220,830
Hasbro, Inc. 3.900% due 11/19/29	682,000	626,917
Hyundai Capital America
1.300% due 01/08/26 ~	225,000	199,959
1.800% due 01/10/28 ~	395,000	333,776
2.650% due 02/10/25 ~	600,000	572,891
JetBlue Pass-Through Trust Class B 7.750% due 11/15/28	1,206,194	1,237,854
Lear Corp. 2.600% due 01/15/32	265,000	207,019
Lennar Corp. 4.500% due 04/30/24	195,000	194,687
MDC Holdings, Inc. 2.500% due 01/15/31	530,000	391,724
Nissan Motor Co. Ltd. (Japan) 3.522% due 09/17/25 ~	1,007,000	954,285
Nordstrom, Inc. 4.250% due 08/01/31	731,000	555,560
O’Reilly Automotive, Inc. 3.900% due 06/01/29	1,135,000	1,075,903
Starbucks Corp. 3.350% due 03/12/50	565,000	428,735
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	791,000	688,484
Tractor Supply Co. 1.750% due 11/01/30	1,000,000	786,693
United Airlines Pass-Through Trust Class A
3.100% due 10/07/28	487,758	417,855
3.700% due 09/01/31	1,263,353	1,120,003
United Airlines Pass-Through Trust Class B
3.650% due 10/07/25	1,342,865	1,225,616
3.650% due 07/07/27	1,998,519	1,821,854
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,344,498

		26,819,003

Consumer, Non-Cyclical - 4.0%
AbbVie, Inc.
3.200% due 11/21/29	1,175,000	1,081,872
4.050% due 11/21/39	1,120,000	1,000,625
4.250% due 11/21/49	910,000	809,393
Altria Group, Inc. 2.450% due 02/04/32	835,000	629,708
Amgen, Inc. 3.150% due 02/21/40	1,125,000	891,274
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.750% due 04/15/58	1,230,000	1,103,855
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	246,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	$540,000	$430,970
BAT Capital Corp. (United Kingdom) 2.259% due 03/25/28	3,125,000	2,620,933
Biogen, Inc. 2.250% due 05/01/30	339,000	278,167
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	524,215
Boston Scientific Corp. 4.550% due 03/01/39	167,000	156,394
Bristol-Myers Squibb Co. 2.350% due 11/13/40	165,000	122,331
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	965,000	797,522
Cigna Corp. 4.125% due 11/15/25	900,000	902,356
CommonSpirit Health
2.782% due 10/01/30	1,065,000	921,532
3.910% due 10/01/50	650,000	523,117
Conagra Brands, Inc. 1.375% due 11/01/27	1,085,000	906,568
CVS Health Corp. 4.875% due 07/20/35	850,000	842,575
CVS Pass-Through Trust 4.163% due 08/11/36 ~	504,981	483,453
DH Europe Finance II SARL 3.250% due 11/15/39	285,000	236,886
Elevance Health, Inc. 2.250% due 05/15/30	1,135,000	970,959
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	922,577
2.600% due 10/01/40	675,000	494,560
Global Payments, Inc. 3.200% due 08/15/29	934,000	817,069
GSK Consumer Healthcare Capital US LLC 3.375% due 03/24/29 ~	610,000	571,233
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,422,271
5.500% due 06/15/47	700,000	625,871
Keurig Dr Pepper, Inc.
3.200% due 05/01/30	655,000	586,659
3.800% due 05/01/50	610,000	485,679
Kraft Heinz Foods Co.
4.375% due 06/01/46	360,000	300,596
4.625% due 10/01/39	640,000	562,808
MedStar Health, Inc. 3.626% due 08/15/49	520,000	431,302
MidMichigan Health 3.409% due 06/01/50	1,000,000	802,536
Mondelez International, Inc. 1.875% due 10/15/32	750,000	582,408
MultiCare Health System 2.803% due 08/15/50	560,000	408,685
Nationwide Children’s Hospital, Inc. 4.556% due 11/01/52	150,000	151,159
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	493,245
Piedmont Healthcare, Inc. 2.864% due 01/01/52	515,000	372,678
Quanta Services, Inc. 2.350% due 01/15/32	890,000	690,305
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	1,125,000	903,072
Royalty Pharma PLC 2.150% due 09/02/31	84,000	65,620
S&P Global, Inc. 2.700% due 03/01/29 ~	853,000	776,816
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	850,924

	Principal Amount	Value
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	$1,695,000	$1,307,461
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	835,000	700,894
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	974,053
Tyson Foods, Inc. 3.550% due 06/02/27	850,000	815,308
UnitedHealth Group, Inc.
2.750% due 05/15/40	245,000	191,221
3.250% due 05/15/51	525,000	413,129
Universal Health Services, Inc. 2.650% due 10/15/30 ~	464,000	371,552
University of Miami 4.063% due 04/01/52	240,000	216,964
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	585,000	552,203
Viatris, Inc. 3.850% due 06/22/40	340,000	241,326
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	697,000	571,300

		37,154,793

Diversified - 0.2%
Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.625% due 10/31/24 ~	2,000,000	2,004,800

Energy - 2.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.337% due 12/15/27	765,000	722,983
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	464,917
BP Capital Markets America, Inc.
2.772% due 11/10/50	565,000	393,173
3.633% due 04/06/30	1,685,000	1,595,803
Chevron USA, Inc. 3.250% due 10/15/29	875,000	831,385
Coterra Energy, Inc. 3.900% due 05/15/27 ~	495,000	475,069
Diamondback Energy, Inc.
3.125% due 03/24/31	1,000,000	872,050
3.250% due 12/01/26	770,000	751,843
Energy Transfer LP
3.900% due 07/15/26	1,700,000	1,635,907
4.150% due 09/15/29	605,000	554,454
6.100% due 02/15/42	455,000	424,893
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	388,366
4.317% due 12/30/39 ~	335,000	261,272
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	540,436	442,200
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,575,602
HF Sinclair Corp.
2.625% due 10/01/23 ~	540,000	524,662
5.875% due 04/01/26 ~	842,000	850,327
Lundin Energy Finance BV (Netherlands) 2.000% due 07/15/26 ~	307,000	274,617
MPLX LP 4.500% due 04/15/38	580,000	509,499
NGPL PipeCo LLC 3.250% due 07/15/31 ~	510,000	425,480
Phillips 66 Co. 3.550% due 10/01/26 ~	560,000	544,256
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	621,457

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 5.150% due 06/01/42	$1,000,000	$841,694
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,130,000	1,153,863
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	184,967
Schlumberger Holdings Corp. 4.000% due 12/21/25 ~	770,000	766,187
Shell International Finance BV (Netherlands)
2.375% due 11/07/29	1,135,000	1,003,075
3.125% due 11/07/49	570,000	438,534
Targa Resources Corp. 4.200% due 02/01/33	190,000	172,355
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	892,207

		20,593,097

Financial - 10.8%
ABN AMRO Bank NV (Netherlands) 2.470% due 12/13/29 ~	400,000	341,271
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	470,000	409,586
3.300% due 01/30/32	550,000	440,836
6.500% due 07/15/25	300,000	307,390
AIB Group PLC (Ireland)
4.263% due 04/10/25 ~	600,000	588,790
4.750% due 10/12/23 ~	1,340,000	1,341,666
Air Lease Corp.
2.875% due 01/15/26	610,000	560,919
3.375% due 07/01/25	1,005,000	947,442
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	1,001,911
American Campus Communities Operating Partnership LP REIT 2.250% due 01/15/29	360,000	333,668
American Express Co. 2.550% due 03/04/27	565,000	526,894
American International Group, Inc. 4.375% due 06/30/50	770,000	684,494
American Tower Corp. REIT
1.500% due 01/31/28	755,000	628,460
1.875% due 10/15/30	2,510,000	1,955,147
2.950% due 01/15/51	229,000	155,514
3.100% due 06/15/50	351,000	243,314
Athene Global Funding
0.950% due 01/08/24 ~	772,000	733,093
1.450% due 01/08/26 ~	905,000	806,016
2.500% due 01/14/25 ~	1,418,000	1,349,407
2.500% due 03/24/28 ~	885,000	760,979
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,126,122
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	264,050
2.528% due 11/18/27 ~	5,605,000	4,573,791
4.250% due 04/15/26 ~	765,000	709,399
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	173,737
1.849% due 03/25/26	600,000	540,260
2.749% due 12/03/30	600,000	477,145
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,241,318
2.572% (SOFR + 1.210%) due 10/20/32	845,000	697,843
2.676% due 06/19/41	1,900,000	1,369,833
3.705% due 04/24/28	1,445,000	1,378,844
4.376% due 04/27/28	740,000	729,182

	Principal Amount	Value
Bank of Ireland Group PLC (Ireland) 2.029% due 09/30/27 ~	$512,000	$446,083
Banque Federative du Credit Mutuel SA (France) 1.604% due 10/04/26 ~	865,000	769,534
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,341,000	1,273,692
2.894% due 11/24/32	358,000	288,131
Berkshire Hathaway Finance Corp. 3.850% due 03/15/52	485,000	416,092
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	470,479
2.159% due 09/15/29 ~	874,000	731,993
2.588% due 08/12/35 ~	660,000	520,136
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,497,320
2.277% due 01/20/32 ~	250,000	198,018
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	400,000	343,471
2.500% due 08/16/31	260,000	204,174
4.125% due 05/15/29	600,000	559,505
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	865,598
Brown & Brown, Inc. 2.375% due 03/15/31	1,125,000	891,701
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	1,006,054
Capital One Financial Corp. 3.800% due 01/31/28	1,130,000	1,063,931
Charles Schwab Corp. 2.000% due 03/20/28	2,000,000	1,786,782
Citigroup, Inc.
2.520% due 11/03/32	225,000	182,789
2.561% due 05/01/32	975,000	803,755
3.057% due 01/25/33	409,000	347,072
3.520% due 10/27/28	1,140,000	1,066,134
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	501,164
Corebridge Financial, Inc.
3.650% due 04/05/27 ~	385,000	362,255
3.850% due 04/05/29 ~	270,000	249,763
Credit Agricole SA (France)
1.247% due 01/26/27 ~	1,617,000	1,426,070
2.811% due 01/11/41 ~	250,000	172,969
4.375% due 03/17/25 ~	1,125,000	1,107,600
Credit Suisse AG (Switzerland) 3.700% due 02/21/25	500,000	488,818
Credit Suisse Group AG (Switzerland)
3.091% (SOFR + 1.730%) due 05/14/32 ~	745,000	593,657
4.282% due 01/09/28 ~	1,135,000	1,060,690
Crown Castle International Corp. REIT 3.100% due 11/15/29	1,135,000	1,003,088
Deutsche Bank AG (Germany) 2.129% due 11/24/26	1,220,000	1,085,080
Digital Realty Trust LP REIT 3.700% due 08/15/27	1,015,000	967,795
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	699,170
Empower Finance 2020 LP 3.075% due 09/17/51 ~	625,000	449,098
Equinix, Inc. REIT 2.900% due 11/18/26	840,000	781,366
F&G Global Funding 1.750% due 06/30/26 ~	460,000	407,990
Federal Realty OP LP REIT 1.250% due 02/15/26	785,000	703,281
Goldman Sachs Group, Inc.
1.431% due 03/09/27	925,000	821,479
1.948% due 10/21/27	613,000	542,934

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.383% due 07/21/32	$400,000	$323,854
2.640% due 02/24/28	716,000	650,351
3.691% due 06/05/28	1,785,000	1,694,196
4.017% due 10/31/38	685,000	599,205
4.250% due 10/21/25	1,850,000	1,838,710
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	1,125,000	873,175
Healthpeak Properties, Inc. REIT
2.125% due 12/01/28	813,000	702,854
2.875% due 01/15/31	1,130,000	976,041
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28	4,175,000	3,574,624
2.206% due 08/17/29	495,000	416,248
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	603,805
KeyCorp 4.789% due 06/01/33	115,000	113,576
Life Storage LP REIT 2.400% due 10/15/31	730,000	581,779
Lloyds Banking Group PLC (United Kingdom) 1.627% due 05/11/27	590,000	525,095
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	1,017,494
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~	1,075,000	946,514
2.871% due 01/14/33 ~	600,000	490,047
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.741% due 03/07/29	2,065,000	1,959,216
Mizuho Financial Group, Inc. (Japan) 1.234% due 05/22/27	515,000	450,784
Morgan Stanley
3.125% due 07/27/26	860,000	822,053
3.217% due 04/22/42	805,000	634,966
4.457% due 04/22/39	855,000	797,778
5.000% due 11/24/25	940,000	956,605
Natwest Group PLC (United Kingdom)
4.445% due 05/08/30	515,000	485,333
4.892% (USD LIBOR + 1.754%) due 05/18/29	400,000	388,032
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	881,589
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	933,866
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	347,000	308,525
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	432,892
Office Properties Income Trust REIT
2.400% due 02/01/27	910,000	744,321
3.450% due 10/15/31	210,000	157,518
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	945,000	941,824
Physicians Realty LP REIT 2.625% due 11/01/31	315,000	253,916
Public Storage REIT
1.950% due 11/09/28	382,000	330,647
2.250% due 11/09/31	320,000	264,873
Realty Income Corp. REIT 1.800% due 03/15/33	705,000	540,075
Sabra Health Care LP REIT 3.200% due 12/01/31	515,000	409,283
Santander UK Group Holdings PLC (United Kingdom) 1.673% due 06/14/27	560,000	489,514
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,181,932

	Principal Amount	Value
Societe Generale SA (France)
1.488% due 12/14/26 ~	$1,900,000	$1,678,808
1.792% due 06/09/27 ~	455,000	397,676
4.250% due 04/14/25 ~	1,935,000	1,898,869
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,520,000	2,377,586
1.456% due 01/14/27 ~	565,000	498,930
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	424,667
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	250,000	218,946
2.095% due 02/11/32 ~	1,320,000	1,049,393
4.488% (UST + 1.550%) due 05/12/26 ~	926,000	923,737
UDR, Inc. REIT
1.900% due 03/15/33	185,000	140,020
2.100% due 08/01/32	1,130,000	880,111
UniCredit SpA (Italy)
1.982% due 06/03/27 ~	540,000	467,176
5.861% due 06/19/32 ~	315,000	277,542
Wells Fargo & Co.
2.393% due 06/02/28	900,000	806,695
4.611% due 04/25/53	780,000	723,122
Welltower, Inc. REIT 2.800% due 06/01/31	1,200,000	1,013,733
Westpac Banking Corp. (Australia) 3.133% due 11/18/41	541,000	397,499
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	250,020
2.400% due 02/01/31	430,000	351,635

		101,624,307

Industrial - 1.7%
BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	854,434
Boeing Co.
1.167% due 02/04/23	230,000	227,459
1.433% due 02/04/24	465,000	444,558
1.950% due 02/01/24	565,000	547,094
2.196% due 02/04/26	285,000	257,335
2.700% due 02/01/27	2,115,000	1,883,940
2.750% due 02/01/26	230,000	213,928
3.100% due 05/01/26	2,537,000	2,365,953
CSX Corp. 3.800% due 11/01/46	770,000	654,233
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	649,000	606,991
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	536,892
Kansas City Southern 4.700% due 05/01/48	800,000	757,701
L3Harris Technologies, Inc. 1.800% due 01/15/31	460,000	367,569
Masco Corp. 2.000% due 10/01/30	1,125,000	890,099
Norfolk Southern Corp. 3.050% due 05/15/50	770,000	565,805
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	945,739
Otis Worldwide Corp. 3.112% due 02/15/40	750,000	581,952
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.200% due 11/15/25 ~	1,365,000	1,220,243
Raytheon Technologies Corp.
2.250% due 07/01/30	975,000	841,424
3.750% due 11/01/46	530,000	450,047
Union Pacific Corp. 3.550% due 08/15/39	765,000	662,988

		15,876,384

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Technology - 1.7%
Activision Blizzard, Inc. 1.350% due 09/15/30	$591,000	$475,040
Analog Devices, Inc. 2.800% due 10/01/41	259,000	203,395
Apple, Inc. 3.450% due 02/09/45	1,370,000	1,194,556
Broadcom, Inc. 1.950% due 02/15/28 ~	1,300,000	1,108,162
3.187% due 11/15/36 ~	148,000	112,714
CGI, Inc. (Canada) 1.450% due 09/14/26	515,000	455,204
2.300% due 09/14/31	925,000	743,365
Dell International LLC/EMC Corp. 6.200% due 07/15/30	695,000	724,067
KLA Corp. 3.300% due 03/01/50	755,000	599,571
Leidos, Inc. 2.300% due 02/15/31	185,000	147,567
Microchip Technology, Inc. 0.972% due 02/15/24	675,000	641,443
0.983% due 09/01/24	719,000	671,058
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.500% due 05/11/31	870,000	716,113
3.250% due 05/11/41	895,000	675,206
Oracle Corp.
3.800% due 11/15/37	575,000	448,208
3.950% due 03/25/51	645,000	474,736
QUALCOMM, Inc. 4.500% due 05/20/52	300,000	296,130
Roper Technologies, Inc. 1.750% due 02/15/31	1,125,000	877,723
Take-Two Interactive Software, Inc. 3.700% due 04/14/27	886,000	860,841
TSMC Global Ltd. (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,108,911
VMware, Inc.
1.400% due 08/15/26	1,028,000	910,204
4.700% due 05/15/30	915,000	883,169
Workday, Inc. 3.500% due 04/01/27	586,000	560,867
Xilinx, Inc. 2.375% due 06/01/30	1,552,000	1,369,917

		16,258,167

Utilities - 2.5%
Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	766,338
Atmos Energy Corp. 0.625% due 03/09/23	205,000	201,434
1.500% due 01/15/31	705,000	564,673
Berkshire Hathaway Energy Co. 2.850% due 05/15/51	1,100,000	782,160
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	455,392
Constellation Energy Generation LLC 3.250% due 06/01/25	2,330,000	2,233,940
Consumers Energy Co. 3.250% due 08/15/46	265,000	213,835
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	786,288
DTE Electric Co. 3.250% due 04/01/51	500,000	403,631
Duke Energy Corp. 3.750% due 09/01/46	600,000	473,714
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	306,314
Edison International 5.750% due 06/15/27	255,000	259,020

	Principal Amount	Value
Emera US Finance LP (Canada) 4.750% due 06/15/46	$550,000	$485,250
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	691,713
Entergy Louisiana LLC 2.900% due 03/15/51	260,000	187,968
4.000% due 03/15/33	430,000	409,484
Evergy, Inc. 2.900% due 09/15/29	1,160,000	1,024,875
Fells Point Funding Trust 3.046% due 01/31/27 ~	1,370,000	1,264,495
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	423,559
Fortis, Inc. (Canada) 3.055% due 10/04/26	750,000	706,274
ITC Holdings Corp. 2.950% due 05/14/30 ~	360,000	317,751
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	530,000	524,129
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	389,788
2.450% due 12/02/27 ~	520,000	446,969
OGE Energy Corp. 0.703% due 05/26/23	345,000	336,309
Oklahoma Gas and Electric Co. 0.553% due 05/26/23	415,000	403,393
Pacific Gas and Electric Co. 1.367% due 03/10/23	575,000	566,383
1.700% due 11/15/23	420,000	404,971
2.950% due 03/01/26	300,000	272,968
3.250% due 02/16/24	1,190,000	1,159,765
3.450% due 07/01/25	475,000	447,171
3.750% due 08/15/42	191,000	129,599
4.300% due 03/15/45	325,000	236,822
PacifiCorp 4.150% due 02/15/50	450,000	406,869
PG&E Wildfire Recovery Funding LLC 4.263% due 06/01/38	325,000	327,388
Southern California Edison Co. 1.200% due 02/01/26	540,000	483,756
4.125% due 03/01/48	340,000	280,392
Southern Co. Gas Capital Corp. 4.400% due 06/01/43	1,000,000	871,368
Southern Power Co. 5.150% due 09/15/41	895,000	845,074
Union Electric Co. 3.900% due 04/01/52	520,000	458,723
Vistra Operations Co. LLC 4.875% due 05/13/24 ~	1,063,000	1,058,856
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	533,489

		23,542,290

Total Corporate Bonds & Notes (Cost $309,798,317)		262,802,029

MORTGAGE-BACKED SECURITIES - 29.3%
Collateralized Mortgage Obligations - Commercial - 4.7%
ACRE Commercial Mortgage Ltd. (Cayman) 2.442% (USD LIBOR + 0.830%) due 12/18/37 § ~	1,961,840	1,940,727
3.012% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,163,825
BAMLL RE-Remic Trust 2.043% due 11/26/47 § ~	1,955,000	1,840,858
Bayview Financing Trust 4.280% (USD LIBOR + 3.000%) due 11/10/22 § ~	837,966	843,250
BPR Trust 2.574% (USD LIBOR + 1.250%) due 02/15/29 § ~	1,790,000	1,766,848

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust 2.399% due 01/10/38 § ~	$1,600,000	$1,421,450
Fannie Mae 1.764% due 11/25/31 §	3,500,000	2,974,697
Freddie Mac 2.726% (SOFR + 1.800%) due 07/25/41 § ~	3,783,874	3,423,362
Freddie Mac (IO) 1.290% due 11/25/30 §	18,945,000	1,564,645
1.306% due 10/25/30 §	15,300,000	1,268,829
1.364% due 12/25/29	8,830,000	652,796
Freddie Mac Multifamily Structured Pass-Through Certificates 2.400% due 03/25/32	4,200,000	3,780,864
Freddie Mac Multifamily WI Certificates Series 1.981% due 02/25/32	3,800,000	3,288,596
2.920% due 07/25/32	2,100,000	1,971,676
FREMF Mortgage Trust 3.690% due 01/25/26 § ~	2,100,000	1,978,637
4.009% due 01/25/50 § ~	2,385,000	2,342,374
4.190% due 04/25/48 § ~	2,000,000	1,929,573
4.282% due 08/25/47 § ~	2,000,000	1,976,559
FRR RE REMIC Trust 0.422% due 10/27/46 § ~	2,400,000	2,295,912
MHC Commercial Mortgage Trust 3.425% (USD LIBOR + 2.101%) due 04/15/38 § ~	750,000	708,384
PFP Ltd. (Cayman) 2.909% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,570,922	1,479,849
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	2,101,872
Wells Fargo Commercial Mortgage Trust 2.474% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,061,555

		43,777,138

Collateralized Mortgage Obligations - Residential - 7.5%
Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,487,375	1,392,390
Anchor Mortgage Trust 2.600% due 10/25/26 ~	3,550,000	3,430,706
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,864,000	1,792,834
Cascade MH Asset Trust 2.708% due 02/25/46 ~	1,420,000	1,179,501
CFMT LLC
0.946% due 12/26/30 § ~	1,103,984	1,090,925
1.374% due 02/25/31 § ~	3,815,000	3,664,870
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	1,772,351	1,715,257
CSMC Trust 1.668% due 09/27/60 § ~	2,853,503	2,713,506
Fannie Mae REMICS 3.500% due 11/25/57	4,538,249	4,538,683
FMC GMSR Issuer Trust 3.650% due 02/25/24	3,630,000	3,602,368
Freddie Mac 2.000% due 12/25/51	2,645,567	2,432,681
Freedom Two 4.780% (USD LIBOR + 3.000%) due 03/25/23 §	3,320,000	3,344,900
Government National Mortgage Association 2.083% (USD LIBOR + 1.280%) due 01/20/71 - 02/20/71 §	8,475,280	8,629,158
Government National Mortgage Association (IO) 1.617% due 03/20/71 §	43,543,816	1,580,771
LHOME Mortgage Trust 2.090% due 09/25/26 § ~	1,000,000	961,913

	Principal Amount	Value
PRPM LLC 2.115% due 01/25/26 § ~	$1,621,406	$1,547,428
2.115% due 03/25/26 § ~	1,133,896	1,085,009
Seasoned Credit Risk Transfer Trust 2.000% due 05/25/60	5,633,887	5,055,344
3.000% due 05/25/60	11,984,849	11,627,587
3.250% due 11/25/61	1,778,628	1,703,893
3.500% due 11/25/57	2,587,861	2,523,188
Towd Point Mortgage Trust 2.918% due 11/30/60 § ~	3,436,319	3,154,042
4.000% due 11/25/47 § ~	876,324	843,592

		69,610,546

Fannie Mae - 11.0%
due 07/14/52 #	12,470,000	11,995,555
due 07/14/52 #	10,495,000	10,352,129
due 07/14/52 #	2,835,000	2,846,628
0.970% due 07/01/27	5,711,316	5,117,694
1.090% due 04/01/28	2,889,000	2,560,436
1.275% due 04/01/30	3,676,569	3,134,309
1.370% due 03/01/30	3,641,423	3,149,769
1.410% due 12/01/30	10,170,000	8,579,505
1.440% due 01/01/31	1,400,000	1,182,500
1.460% due 12/01/30	5,000,000	4,236,439
1.560% due 01/01/31	2,700,000	2,304,581
1.815% due 01/01/31	1,031,909	909,283
1.870% due 05/01/31	6,400,000	5,588,542
2.140% due 12/01/33	2,550,000	2,237,637
2.160% due 12/01/33	3,100,000	2,725,515
2.320% due 02/01/35	1,912,000	1,647,292
2.500% due 12/01/51 - 07/01/61	7,944,108	7,150,668
2.510% due 10/01/30	2,730,000	2,526,835
2.550% due 10/01/30	905,000	843,304
3.000% due 04/01/48 - 01/01/52	7,542,497	6,994,640
3.500% due 07/01/50 - 03/01/60	5,194,646	5,043,362
3.610% due 01/01/37	2,636,702	2,601,790
4.000% due 10/01/43 - 04/01/52	4,739,823	4,726,997
5.000% due 01/01/59	2,396,345	2,552,161
5.500% due 05/01/58	2,507,723	2,743,039

		103,750,610

Freddie Mac - 0.4%
3.000% due 02/01/52	2,323,766	2,167,209
3.500% due 04/01/37	1,428,735	1,429,218

		3,596,427

Government National Mortgage Association - 5.7%
2.500% due 10/20/45 - 10/20/50	3,357,686	3,072,783
2.815% due 07/20/71 §	2,498,430	2,328,586
2.937% due 10/20/70 §	1,987,513	1,874,178
3.000% due 08/20/50 - 03/20/52	5,119,192	4,811,406
3.063% due 09/20/70 §	5,740,239	5,454,913
3.090% due 12/20/71 §	2,998,402	2,832,907
3.250% (UST + 1.705%) due 03/20/72 §	1,977,569	2,056,349
3.274% (UST + 1.732%) due 02/20/72 §	1,973,664	2,052,694
3.275% (UST + 1.734%) due 10/20/71 §	2,518,260	2,615,509
3.390% (UST + 1.838%) due 08/20/71 §	2,301,369	2,402,132
3.500% due 10/20/50 - 03/20/52	19,706,233	19,316,312
4.000% due 12/20/51 - 03/20/52	4,787,708	4,810,609

		53,628,378

Total Mortgage-Backed Securities (Cost $298,541,083)		274,363,099

ASSET-BACKED SECURITIES - 14.0%
American Homes 4 Rent Trust 5.885% due 04/17/52 ~	2,135,000	2,108,268

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	$3,060,000	$2,863,936
AMSR Trust
2.006% due 11/17/37 ~	2,120,000	1,941,118
2.327% due 10/17/38 ~	1,342,000	1,179,210
2.751% due 06/17/38 § ~	3,650,000	3,063,742
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,156,033
Business Jet Securities LLC 2.918% due 04/15/36 ~	3,382,161	3,028,364
2.981% due 11/15/35 ~	2,054,450	1,887,887
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	426,775	392,504
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,500,000	2,472,062
CFIN Issuer LLC 3.250% due 02/16/26 ~	2,000,000	1,983,768
Consumer Receivables Asset Investment Trust 4.524% (USD LIBOR + 3.000%) due 03/24/23 § ~	1,379,100	1,362,075
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	2,170,000	2,048,489
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	3,815,000	3,499,775
2.730% due 11/15/29 ~	2,500,000	2,413,565
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	561,304	547,257
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	653,653
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,177,952
Diamond Resorts Owner Trust 4.530% due 01/21/31 ~	156,638	155,888
Drive Auto Receivables Trust 3.180% due 10/15/26	3,000,000	2,980,982
DT Auto Owner Trust 1.100% due 02/16/27 ~	1,155,000	1,096,890
2.960% due 04/15/25 ~	2,510,000	2,493,109
FHF Trust 1.270% due 03/15/27 ~	266,530	256,146
FirstKey Homes Trust 2.389% due 08/17/38 ~	5,500,000	4,791,066
5.197% due 05/17/39 ~	915,000	895,162
Flagship Credit Auto Trust 0.530% due 04/15/25 ~	194,577	193,546
2.180% due 02/16/27 ~	1,762,000	1,690,606
FMC GMSR Issuer Trust 3.620% due 07/25/26 § ~	2,600,000	2,359,102
3.850% due 10/25/26 § ~	2,100,000	1,879,997
4.450% due 01/25/26 § ~	2,700,000	2,506,807
Freedom 2021 SAVF 1 6.180% (USD LIBOR + 4.400%) due 03/25/23 §	3,280,000	3,288,200
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	2,850,000	2,758,305
GLS Auto Receivables Issuer Trust 0.870% due 12/16/24 ~	500,955	499,023
1.140% due 11/17/25 ~	845,000	818,425
1.640% due 10/15/26 ~	425,000	400,956
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	1,000,000	982,407
LFT CRE Ltd. (Cayman) 3.274% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,506,594
LL ABS Trust 3.790% due 01/17/28 ~	1,603,427	1,600,667
LP LMS Asset Securitization Trust 1.750% due 01/15/29 ~	2,001,254	1,956,002
3.230% due 10/15/28 ~	1,039,746	1,035,543

	Principal Amount	Value
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	$2,500,000	$2,481,042
Mercury Financial Credit Card Master Trust 1.540% due 03/20/26 ~	1,125,000	1,070,953
MVW LLC 1.140% due 01/22/41 ~	1,031,466	959,995
NRZ Excess Spread-Collateralized Notes 2.981% due 03/25/26 ~	1,524,325	1,401,382
3.104% due 07/25/26 ~	3,610,162	3,295,088
3.228% due 05/25/26 ~	1,753,071	1,604,490
3.844% due 12/25/25 ~	1,317,205	1,252,328
Octane Receivables Trust 2.890% due 03/20/26 ~	2,600,000	2,486,855
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	601,154
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	1,719,084	1,682,715
PNMAC GMSR Issuer Trust 5.176% (SOFR + 4.250%) due 05/25/27 § ~	1,730,000	1,726,146
PRET LLC 2.487% due 10/25/51 § ~	3,663,993	3,514,952
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	2,230,872	2,121,839
Progress Residential Trust 2.106% due 04/17/38 ~	3,250,000	2,814,912
2.409% due 05/17/38 ~	1,570,000	1,401,625
2.425% due 07/17/38 ~	2,530,000	2,190,506
2.538% due 05/17/26 ~	1,650,000	1,440,511
2.547% due 04/19/38 ~	2,550,000	2,266,324
2.811% due 11/17/40 ~	1,000,000	806,113
5.200% due 04/17/39 ~	1,685,000	1,590,484
Regional Management Issuance Trust 1.680% due 03/17/31 ~	1,217,000	1,123,569
2.420% due 03/17/31 ~	895,000	801,477
3.800% due 10/15/30 ~	2,000,000	1,879,887
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,287,731
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	1,858,989
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	828,191	771,512
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	815,000	789,868
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	818,258
Upstart Securitization Trust 0.870% due 03/20/31 ~	645,319	638,585
VCAT LLC 2.289% due 12/26/50 § ~	2,133,274	2,061,092
VOLT XCII LLC 1.893% due 02/27/51 § ~	726,857	693,159
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,535,201	2,413,111
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,758,868	1,678,515
VOLT XCIX LLC 2.116% due 04/25/51 § ~	1,192,567	1,131,188
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,445,992	1,386,028
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,447,513	1,382,696
Westlake Automobile Receivables Trust 5.480% due 09/15/27 ~	3,300,000	3,294,496

Total Asset-Backed Securities (Cost $140,358,870)		131,644,656

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 26.8%
U.S. Treasury Bonds - 8.4%
1.125% due 08/15/40	$6,945,000	$4,801,003
1.250% due 05/15/50	127,000	80,858
1.375% due 08/15/50	11,770,000	7,752,798
1.625% due 11/15/50	6,885,000	4,845,453
1.875% due 02/15/41	14,025,000	11,005,516
1.875% due 02/15/51	8,153,800	6,120,128
1.875% due 11/15/51	8,070,000	6,057,544
2.000% due 11/15/41	5,200,000	4,131,969
2.000% due 08/15/51	6,815,000	5,270,178
2.250% due 05/15/41	13,162,000	10,988,213
2.250% due 08/15/46	950,000	766,773
2.250% due 02/15/52	4,730,000	3,894,120
2.375% due 02/15/42	4,790,000	4,063,267
2.375% due 05/15/51	260,000	219,588
2.875% due 08/15/45	4,210,000	3,827,811
3.125% due 02/15/43	368,000	349,959
3.875% due 08/15/40	2,000,000	2,157,422
4.250% due 05/15/39	2,000,000	2,286,211

		78,618,811

U.S. Treasury Notes - 18.4%
0.250% due 09/30/25	54,590,000	49,882,679
0.375% due 01/31/26	115,000	104,580
0.375% due 09/30/27	27,065,000	23,546,021
0.500% due 02/28/26	16,440,000	14,988,014
0.875% due 06/30/26	600,000	550,875
1.250% due 03/31/28	5,485,000	4,956,212
1.375% due 11/15/31	1,200,300	1,041,260
1.500% due 02/15/30	1,075,000	965,736
1.625% due 05/15/31	565,000	504,969
1.750% due 07/31/24	24,195,000	23,592,960
1.875% due 02/28/27	20,000,000	18,986,328
1.875% due 02/28/29	7,300,000	6,786,434
1.875% due 02/15/32	6,000,000	5,436,563
2.500% due 02/28/26	270,000	264,880
2.875% due 04/30/29	15,475,000	15,296,070
2.875% due 05/15/32	5,600,000	5,537,875

		172,441,456

Total U.S. Treasury Obligations (Cost $281,512,411)		251,060,267

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Chile Government (Chile) 2.550% due 01/27/32	272,000	231,598
Mexico Government (Mexico) 2.659% due 05/24/31	596,000	491,985
3.500% due 02/12/34	868,000	719,129
3.750% due 01/11/28	730,000	700,597
4.125% due 01/21/26	530,000	531,359
4.400% due 02/12/52	475,000	358,759
4.600% due 01/23/46	480,000	385,610
Panama Government (Panama) 3.160% due 01/23/30	480,000	427,421
4.500% due 04/16/50	415,000	338,740
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	281,638

Total Foreign Government Bonds & Notes (Cost $5,451,151)		4,466,836

	Principal Amount	Value

MUNICIPAL BONDS - 0.2%
California State Build America Bonds 7.350% due 11/01/39	$1,000,000	$1,305,175
University of California 3.706% due 05/15/20	675,000	493,110

Total Municipal Bonds (Cost $2,273,190)		1,798,285

SHORT-TERM INVESTMENTS - 3.8%
Mortgage-Backed Securities - 0.9%
MRA Issuance Trust 3.220% (USD SOFR + 1.750%) due 02/16/23 § ~	4,100,000	3,971,166
4.430% (USD SOFR + 2.750%) due 02/16/23 § ~	4,100,000	4,045,843

		8,017,009

Repurchase Agreement - 2.9%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $27,156,562; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $27,699,531)	27,156,381	27,156,381

Total Short-Term Investments (Cost $35,356,381)		35,173,390

TOTAL INVESTMENTS - 102.6% (Cost $1,073,291,403)		961,308,562

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(24,128,838)

NET ASSETS - 100.0%		$937,179,724

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	29.3%
Corporate Bonds & Notes	28.0%
U.S. Treasury Obligations	26.8%
Asset-Backed Securities	14.0%
Short-Term Investments	3.8%
Others (each less than 3.0%)	0.7%

102.6%
Other Assets & Liabilities, Net	(2.6%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$262,802,029	$-	$262,802,029	$-
	Mortgage-Backed Securities	274,363,099	-	274,363,099	-
	Asset-Backed Securities	131,644,656	-	131,644,656	-
	U.S. Treasury Obligations	251,060,267	-	251,060,267	-
	Foreign Government Bonds & Notes	4,466,836	-	4,466,836	-
	Municipal Bonds	1,798,285	-	1,798,285	-
	Short-Term Investments	35,173,390	-	35,173,390	-

	Total	$961,308,562	$-	$961,308,562	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.4%
Communications - 1.4%
AT&T Mobility II LLC Series A 7.000% * ±	1,148,058	$29,147,446

Total Preferred Stocks (Cost $31,052,577)		29,147,446

COMMON STOCKS - 0.0%
Financial - 0.0%
CBL & Associates Properties, Inc. REIT *	9,021	211,903

Total Common Stocks (Cost $125,422)		211,903

	Principal Amount
CORPORATE BONDS & NOTES - 32.7%
Basic Materials - 0.2%
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	$4,400,000	4,436,947

Communications - 0.7%
Charter Communications Operating LLC/ Charter Communications Operating Capital 3.850% due 04/01/61	7,500,000	4,946,832
Level 3 Financing, Inc. 3.400% due 03/01/27 ~	2,000,000	1,726,457
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,600,000	2,205,918
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	791,159
Sprint Corp. 7.875% due 09/15/23	1,200,000	1,240,800
T-Mobile USA, Inc. 2.550% due 02/15/31	3,800,000	3,201,491

		14,112,657

Consumer, Cyclical - 3.9%
Air Canada Pass-Through Trust (Canada) 3.750% due 06/15/29 ~	1,563,478	1,478,138
Alaska Airlines Pass-Through Trust 4.800% due 02/15/29 ~	5,735,714	5,670,856
American Airlines Pass-Through Trust A
3.250% due 04/15/30	2,240,498	1,877,890
4.000% due 01/15/27	2,226,891	2,051,222
American Airlines Pass-Through Trust AA 3.000% due 04/15/30	3,435,223	3,121,486
Daimler Trucks Finance North America LLC 2.230% (SOFR + 0.750%) due 12/13/24 § ~	6,650,000	6,570,915
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 3,400,000	3,828,078
3.021% due 03/06/24	EUR 5,400,000	5,438,855
3.375% due 11/13/25	$6,200,000	5,602,444
Hyatt Hotels Corp. 1.800% due 10/01/24	7,200,000	6,811,375
Hyundai Capital America 1.650% due 09/17/26 ~	7,200,000	6,354,678
JetBlue Pass-Through Trust 4.000% due 05/15/34	7,936,232	7,398,115
Newell Brands, Inc. 4.100% due 04/01/23	1,121,000	1,113,030
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/22 ~	600,000	597,112
2.650% due 07/13/22 ~	3,000,000	2,999,553

	Principal Amount	Value
2.750% due 03/09/28 ~	$5,900,000	$4,938,260
3.875% due 09/21/23 ~	3,400,000	3,378,291
Panasonic Holdings Corp. (Japan) 2.536% due 07/19/22 ~	3,500,000	3,499,719
Starbucks Corp. 2.550% due 11/15/30	9,700,000	8,283,488
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	1,000,333

		82,013,838

Consumer, Non-Cyclical - 2.7%
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	6,640,284
Bayer US Finance II LLC (Germany) 4.375% due 12/15/28 ~	7,400,000	7,213,707
Block Financial LLC 3.875% due 08/15/30	6,600,000	5,942,295
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,286,829
CVS Health Corp. 2.125% due 09/15/31	3,500,000	2,842,661
CVS Pass-Through Trust 6.943% due 01/10/30	156,625	166,866
Duke University 2.682% due 10/01/44	9,600,000	7,424,553
Elevance Health, Inc. 2.375% due 01/15/25	3,400,000	3,277,320
General Mills, Inc. 3.750% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,002,647
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	9,000,000	8,721,798
3.875% due 07/26/29 ~	3,300,000	2,975,219
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,495,807
Zoetis, Inc. 2.000% due 05/15/30	7,000,000	5,867,164

		57,857,150

Energy - 0.7%
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	1,500,000	1,555,516
Energy Transfer LP 4.250% due 03/15/23	2,700,000	2,699,358
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	4,026,193
MPLX LP 3.500% due 12/01/22	1,400,000	1,399,544
Odebrecht Drilling Norbe VIII Ltd. (Brazil) 7.350% PIK due 12/01/26 § ~	2,192,288	1,352,642
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 08/01/22 ~	1,012,000	4,301
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	808,093	838,210
9.750% due 01/06/27 ~	3,536,483	3,771,288

		15,647,052

Financial - 14.2%
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,409,199
American Tower Corp. REIT 3.000% due 06/15/23	900,000	890,791
Aviation Capital Group LLC 4.125% due 08/01/25 ~	6,620,000	6,298,961
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,026,939
1.125% due 09/18/25	3,400,000	3,079,264
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/23 Y ~	EUR 1,000,000	183,391
4.750% due 01/15/23 Y ~	5,600,000	1,026,991

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Bank of America Corp. 1.530% due 12/06/25	$1,500,000	$1,397,327
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	1,659,000	1,675,660
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	950,707
7.750% due 09/15/23	$3,000,000	2,955,000
BNP Paribas SA (France)
1.904% due 09/30/28 ~	9,000,000	7,698,744
4.625% due 02/25/31 ~	1,500,000	1,110,747
Boston Properties LP REIT 3.250% due 01/30/31	3,200,000	2,747,916
Citigroup, Inc.
2.572% due 06/03/31	8,100,000	6,815,735
3.070% due 02/24/28	6,200,000	5,755,836
3.290% due 03/17/26	4,500,000	4,355,934
Commonwealth Bank of Australia (Australia) 2.552% due 03/14/27 ~	2,900,000	2,710,521
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,208,000
Credit Suisse Group AG (Switzerland)
2.961% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,210,138
3.869% due 01/12/29 ~	9,100,000	8,185,935
7.125% due 07/29/22 ~	500,000	499,715
Crown Castle International Corp. REIT 3.700% due 06/15/26	2,277,000	2,199,854
CubeSmart LP REIT 2.500% due 02/15/32	7,000,000	5,692,799
Deutsche Bank AG (Germany)
2.625% due 12/16/24 ~	GBP 5,000,000	5,799,218
3.300% due 11/16/22	$9,400,000	9,399,196
3.961% due 11/26/25	13,500,000	13,057,794
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	4,071,005
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,159,168
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,027,752
GA Global Funding Trust 1.250% due 12/08/23 ~	7,000,000	6,722,434
GLP Capital LP/GLP Financing II, Inc. REIT 4.000% due 01/15/30	1,800,000	1,579,323
Goldman Sachs Group, Inc. 1.217% due 12/06/23	7,000,000	6,748,981
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	692,012
4.000% due 06/15/25	1,350,000	1,321,512
Intercontinental Exchange, Inc. 2.100% due 06/15/30	4,400,000	3,700,708
Intesa Sanpaolo SpA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,073,286
JPMorgan Chase & Co. 1.578% due 04/22/27	7,000,000	6,240,932
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53	DKK 2,573,960	298,283
Kilroy Realty LP REIT
3.450% due 12/15/24	$2,200,000	2,147,415
4.375% due 10/01/25	2,600,000	2,570,852
Life Storage LP REIT
2.400% due 10/15/31	7,000,000	5,578,701
3.875% due 12/15/27	2,600,000	2,478,756
Lloyds Banking Group PLC (United Kingdom)
3.500% due 04/01/26 ~	EUR 3,300,000	3,489,549
4.450% due 05/08/25	$4,500,000	4,509,932
4.947% due 06/27/25 ~	EUR 300,000	295,954
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	494,248
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	2,938,263

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.412% due 07/17/25	$10,600,000	$9,747,196
Mizuho Financial Group, Inc. (Japan) 2.201% due 07/10/31	8,700,000	7,067,186
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,373,347
National Retail Properties, Inc. REIT 3.500% due 10/15/27	$5,600,000	5,259,435
Natwest Group PLC (United Kingdom) 2.000% (EUR LIBOR + 1.737%) due 03/04/25 § ~	EUR 4,600,000	4,764,102
Nomura Holdings, Inc. (Japan) 2.679% due 07/16/30	$6,700,000	5,486,511
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 43,119,574	4,856,360
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	$453,000	454,571
4.750% due 01/15/28	590,000	559,520
Public Storage REIT 3.094% due 09/15/27	1,900,000	1,805,957
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,369,001
Santander Holdings USA, Inc. 2.490% due 01/06/28	6,500,000	5,742,044
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	7,300,000	7,043,350
SL Green Realty Corp. REIT 4.500% due 12/01/22	2,400,000	2,403,320
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	7,713,229
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,442,965
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	4,000,000	3,532,248
2.209% (SOFR + 0.930%) due 11/23/25 § ~	7,000,000	6,841,450
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	7,428,618
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.902% due 09/17/28	6,000,000	5,091,086
Synchrony Financial 5.150% due 03/19/29	4,700,000	4,402,472
Tesco Property Finance 4 PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 96,725	122,320
5.801% due 10/13/40 ~	188,802	243,043
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$11,800,000	12,223,838
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	581,268
Wells Fargo & Co. 2.393% due 06/02/28	$2,200,000	1,971,921

		301,007,736

Industrial - 3.3%
AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	8,600,000	8,376,661
Boeing Co. 1.433% due 02/04/24	3,500,000	3,346,134
Flex Ltd. 4.875% due 05/12/30	9,500,000	9,053,432
Fortune Brands Home & Security, Inc. 3.250% due 09/15/29	8,200,000	7,103,654
GATX Corp. 4.000% due 06/30/30	9,700,000	8,956,605
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	4,159,000	3,889,792

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Kansas City Southern 3.125% due 06/01/26	$9,800,000	$9,466,791
Komatsu Finance America, Inc. 2.437% due 09/11/22 ~	5,660,000	5,652,755
Penske Truck Leasing Co. Lp/PTL Finance Corp. 4.875% due 07/11/22 ~	3,000,000	3,000,724
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	3,800,000	3,799,519
4.125% due 07/15/23 ~	1,800,000	1,785,540
Spirit AeroSystems, Inc. 3.950% due 06/15/23	5,000,000	4,695,150

		69,126,757

Technology - 2.4%
Amdocs Ltd. 2.538% due 06/15/30	4,700,000	3,963,338
Broadcom, Inc.
2.600% due 02/15/33 ~	7,700,000	5,930,054
3.137% due 11/15/35 ~	7,388,000	5,620,551
3.187% due 11/15/36 ~	2,900,000	2,208,586
3.469% due 04/15/34 ~	3,639,000	2,966,499
CGI, Inc. (Canada) 1.450% due 09/14/26	7,000,000	6,187,232
Dell International LLC/EMC Corp.
5.850% due 07/15/25	9,200,000	9,498,071
6.100% due 07/15/27	2,400,000	2,518,645
NetApp, Inc. 3.250% due 12/15/22	2,400,000	2,401,596
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24	5,900,000	5,961,049
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	4,000,000	3,858,300
Seagate HDD Cayman 4.091% due 06/01/29	1,000,000	861,880

		51,975,801

Utilities - 4.6%
CenterPoint Energy Resources Corp. 2.111% (USD LIBOR + 0.500%) due 03/02/23 §	4,198,000	4,186,864
DTE Electric Co. 4.050% due 05/15/48	100,000	91,467
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	7,500,000	5,894,752
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,588,759
Evergy, Inc. 2.450% due 09/15/24	8,800,000	8,468,506
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	5,949,400
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	9,600,000	8,070,656
Oncor Electric Delivery Co. LLC 7.000% due 09/01/22	2,400,000	2,414,737
Pacific Gas and Electric Co.
1.367% due 03/10/23	7,300,000	7,190,603
1.700% due 11/15/23	7,000,000	6,749,521
3.300% due 12/01/27	400,000	349,604
3.400% due 08/15/24	5,300,000	5,098,136
3.500% due 06/15/25	2,400,000	2,275,108
4.250% due 08/01/23	2,600,000	2,586,477
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	4,058,762
Public Service Co. of Colorado 1.900% due 01/15/31	6,300,000	5,325,739
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India) 4.500% due 07/14/28 ~	5,900,000	4,633,552
SGSP Australia Assets Pty Ltd. (Australia) 3.300% due 04/09/23 ~	1,200,000	1,198,275

	Principal Amount	Value
Southern California Edison Co. 2.500% due 06/01/31	$7,000,000	$5,884,596
Southern Co. 3.250% due 07/01/26	5,700,000	5,465,349
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	6,769,659

		97,250,522

Total Corporate Bonds & Notes (Cost $768,150,228)		693,428,460

SENIOR LOAN NOTES - 0.1%
Industrial - 0.1%
Cornerstone Building Brands, Inc. Term B 4,574% (USD LIBOR + 3.250%) due 04/12/28 §	3,841,375	3,205,147

Total Senior Loan Notes (Cost $3,825,176)		3,205,147

MORTGAGE-BACKED SECURITIES - 43.4%
Collateralized Mortgage Obligations - Commercial - 6.3%
1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	9,270,663
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	4,377,455
AREIT LLC 3.242% (SOFR + 2.242%) due 06/17/39 § ~	5,600,000	5,562,357
Ashford Hospitality Trust 2.325% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,180,188
Atrium Hotel Portfolio Trust 2.274% (USD LIBOR + 0.950%) due 06/15/35 § ~	6,500,000	6,297,359
BAMLL Commercial Mortgage Securities Trust 2.374% (USD LIBOR + 1.050%) due 09/15/38 § ~	7,000,000	6,781,299
Benchmark Mortgage Trust 3.458% due 03/15/55	6,500,000	6,097,083
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	4,887,738	4,797,599
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	6,788,364	6,662,780
3.778% due 09/10/58	5,900,000	5,848,083
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	8,158,132
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	6,144,351
Extended Stay America Trust 2.405% (USD LIBOR + 1.080%) due 07/15/38 § ~	6,957,182	6,793,445
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.285% due 08/25/22 §	14,474,613	436
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,175,140
JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (USD LIBOR + 1.450%) due 12/15/31 § ~	5,461,346	5,410,109
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	7,578,513
MF1 Multifamily Housing Mortgage Loan Trust 2.298% (SOFR + 0.964%) due 07/15/36 § ~	4,663,706	4,512,499

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	$3,262,048	$3,223,298
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	4,900,000	4,115,897
NYO Commercial Mortgage Trust 2.420% (USD LIBOR + 1.095%) due 11/15/38 § ~	7,000,000	6,707,816
STWD Mortgage Trust 2.182% (USD LIBOR + 0.858%) due 11/15/36 § ~	7,100,000	6,794,918
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	4,776,012

		133,265,432

Collateralized Mortgage Obligations - Residential - 9.2%
Alternative Loan Trust 2.244% (USD LIBOR + 0.620%) due 10/25/35 §	12,227	11,687
Alternative Loan Trust (IO) 3.376% (5.000% - USD LIBOR) due 05/25/35 §	763,169	53,017
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	201,009	200,550
Banc of America Funding Trust
1.426% due 08/25/47 § ~	3,506,214	3,128,299
2.736% due 02/20/36 §	295,489	286,186
Banc of America Mortgage Trust 6.000% due 05/25/37	2,003,483	1,667,472
BCAP LLC Trust
4.737% due 03/26/37 § ~	168,989	167,291
5.250% due 02/26/36 § ~	959,753	482,693
Bear Stearns Adjustable Rate Mortgage Trust 2.915% due 08/25/33 §	507,724	493,568
Bear Stearns ALT-A Trust 2.994% due 01/25/36 §	1,162,260	1,136,830
Bear Stearns Structured Products, Inc. Trust
2.999% due 12/26/46 §	433,514	360,924
3.490% due 01/26/36 §	503,747	400,995
CHL Mortgage Pass-Through Trust
2.264% (USD LIBOR + 0.640%) due 03/25/35 §	418,773	384,759
2.809% due 05/20/34 §	353,947	338,566
3.571% due 08/25/34 §	8,064	8,092
6.500% due 10/25/37	790,003	435,585
Citigroup Mortgage Loan Trust
2.829% due 08/25/35 §	67,928	54,819
3.300% due 08/25/36 §	458,477	414,080
Credit Suisse First Boston Mortgage Securities Corp. 1.081% due 03/25/32 § ~	86,379	80,471
DSLA Mortgage Loan Trust 2.700% due 07/19/44 §	313,744	292,601
Fannie Mae
1.804% (USD LIBOR + 0.060%) due 07/25/37 §	53,285	52,083
2.556% (USD LIBOR + 0.400%) due 04/18/28 §	18,222	18,242
2.606% (USD LIBOR + 0.450%) due 10/18/30 §	177	177
5.275% due 10/25/42 §	365,038	382,797
Fannie Mae (IO) 5.076% (6.700% - USD LIBOR) due 10/25/35 §	1,759	202
Finsbury Square PLC (United Kingdom) 2.065% (SONIA + 1.300%) due 06/16/70 § ~	GBP 3,087,703	3,760,906
First Horizon Alternative Mortgage Securities Trust
2.778% due 06/25/34 §	$1,369,521	1,326,168
2.801% due 03/25/35 §	392,336	265,466

	Principal Amount	Value
Freddie Mac
1.150% (USD LIBOR + 0.350%) due 08/15/40 - 10/15/40 §	$5,465,971	$5,416,764
1.674% (USD LIBOR + 0.350%) due 12/15/29 §	4,961	4,943
7.500% due 01/15/23 - 09/20/26	45,012	46,767
Freddie Mac Structured Pass-Through Certificates
1.676% (US FED + 1.200%) due 10/25/44 §	563,003	578,881
1.876% (US FED + 1.400%) due 07/25/44 §	2,699,925	2,808,252
Government National Mortgage Association
1.303% (USD LIBOR + 0.500%) due 04/20/64 §	2,475,363	2,461,752
1.353% (USD LIBOR + 0.550%) due 05/20/65 §	1,005,368	996,186
1.403% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	6,514,361	6,469,815
1.553% (USD LIBOR + 0.750%) due 01/20/66 §	4,440,259	4,412,152
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	5,001,021	4,942,503
Great Hall Mortgages No 1 PLC (United Kingdom) 2.193% (USD LIBOR + 0.130%) due 06/18/39 § ~	2,147,193	2,107,646
GreenPoint Mortgage Funding Trust 2.164% (USD LIBOR + 0.540%) due 11/25/45 §	31,239	27,443
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/52 § ~	6,710,187	5,746,725
HarborView Mortgage Loan Trust 1.784% (USD LIBOR + 0.320%) due 05/25/38 §	709,255	607,793
Hawksmoor Mortgages (United Kingdom) 1.703% (SONIA + 1.050%) due 05/25/53 § ~	GBP 21,769,812	26,508,825
Impac CMB Trust 2.164% (USD LIBOR + 0.270%) due 05/25/35 §	$27,803	26,281
IndyMac ARM Trust 1.544% due 01/25/32 §	7,056	6,814
JP Morgan Alternative Loan Trust
1.984% (USD LIBOR + 0.360%) due 05/25/36 §	2,038,676	1,824,306
6.000% due 12/27/36 ~	942,678	562,990
JP Morgan Mortgage Trust
1.924% (USD LIBOR + 0.300%) due 10/25/35 §	1,195,041	926,745
3.335% due 12/26/37 § ~	3,327,718	2,938,063
Legacy Mortgage Asset Trust 2.882% due 10/25/59 § ~	6,012,625	5,978,405
Lehman Mortgage Trust 5.750% due 02/25/37	5,196,248	4,166,046
MASTR Adjustable Rate Mortgages Trust 2.679% due 04/21/34 §	8,690	8,513
MASTR Alternative Loan Trust 2.024% (USD LIBOR + 0.400%) due 03/25/36 §	691,342	64,223
Merrill Lynch Mortgage Investors Trust 3.466% due 06/25/35 §	17,089	16,520
Metlife Securitization Trust 3.750% due 03/25/57 § ~	5,096,925	4,976,705
New Residential Mortgage Loan Trust
3.000% due 03/25/52 § ~	6,827,373	6,087,045
3.500% due 12/25/57 § ~	4,408,571	4,313,788
OBX Trust 2.274% (USD LIBOR + 0.650%) due 06/25/57 § ~	4,554,608	4,466,689
PHH Alternative Mortgage Trust 1.944% (USD LIBOR + 0.320%) due 02/25/37 §	7,356,880	5,506,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	$632,042	$264,907
Reperforming Loan REMIC Trust 1.964% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,049,344	1,032,223
Residential Asset Securitization Trust (IO) 3.326% (4.950% - USD LIBOR) due 11/25/35 §	1,790,557	189,301
Resloc UK PLC (United Kingdom) 0.271% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 1,952,643	1,930,731
RFMSI Trust 3.027% due 09/25/35 §	$379,991	266,388
Ripon Mortgages PLC (United Kingdom) 1.351% (SONIA + 0.700%) due 08/28/56 § ~	GBP 9,725,948	11,692,069
Sequoia Mortgage Trust 2.295% (USD LIBOR + 0.700%) due 07/20/33 §	$353,808	335,404
Structured Adjustable Rate Mortgage Loan Trust 3.032% due 01/25/35 §	59,865	59,595
Structured Asset Mortgage Investments II Trust
2.044% (USD LIBOR + 0.420%) due 05/25/36 §	419,097	339,336
2.084% (USD LIBOR + 0.460%) due 02/25/36 §	966,826	884,233
2.095% (USD LIBOR + 0.500%) due 07/19/35 §	76,850	71,724
2.184% (USD LIBOR + 0.560%) due 02/25/36 §	591,206	543,704
Structured Asset Mortgage Investments Trust 2.255% (USD LIBOR + 0.660%) due 09/19/32 §	20,236	19,629
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,368,272	1,610,153
Suntrust Alternative Loan Trust (IO) 3.476% (5.100% - USD LIBOR) due 12/25/35 §	2,429,205	134,894
Towd Point Mortgage Funding (United Kingdom) 1.361% (SONIA + 0.900%) due 07/20/45 § ~	GBP 22,025,010	26,792,229
Towd Point Mortgage Funding PLC (United Kingdom) 2.028% (GBP LIBOR + 1.443%) due 10/20/51	10,298,954	12,506,630
UWM Mortgage Trust
2.500% due 11/25/51 § ~	$6,640,568	5,716,042
2.500% due 12/25/51 § ~	6,677,061	5,754,270
Wachovia Mortgage Loan Trust LLC Trust 2.734% due 05/20/36 §	430,622	424,379
WaMu Mortgage Pass-Through Certificates Trust
2.164% (USD LIBOR + 0.540%) due 12/25/45 §	20,310	19,612
2.204% (USD LIBOR + 0.580%) due 10/25/45 §	20,884	19,983
2.833% due 01/25/36 §	362,589	353,887
Washington Mutual Mortgage Pass-Through Certificates Trust
1.306% (US FED + 0.830%) due 11/25/46 §	973,106	835,387
6.000% due 07/25/36	1,302,286	1,067,226
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
3.226% (4.850% - USD LIBOR) due 11/25/35 §	7,280,397	498,952
3.326% (4.950% - USD LIBOR) due 11/25/35 §	2,085,833	179,701

	Principal Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 1.975% due 02/25/33 §	$2,802	$2,722

		194,755,790

Fannie Mae - 26.9%
due 07/01/52 #	25,000,000	23,291,016
due 07/01/52 #	55,000,000	52,907,422
due 08/01/52 #	299,500,000	278,722,188
due 08/01/52 #	71,000,000	68,220,754
due 08/01/52 #	107,200,000	105,560,594
due 12/01/36 #	1,000,000	1,030,250
1.513% (US FED + 1.271%) due 03/01/33 §	93,104	89,870
1.576% (USD LIBOR + 1.326%) due 12/01/34 §	358,523	363,691
1.655% (USD LIBOR + 1.323%) due 08/01/35 §	120,602	120,119
1.663% (USD LIBOR + 1.413%) due 07/01/33 §	7,739	7,675
1.668% (USD LIBOR + 1.418%) due 12/01/34 §	2,429	2,417
1.677% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	438,437	446,668
1.704% (USD LIBOR + 1.373%) due 09/01/35 §	45,253	44,793
1.820% (UST + 1.695%) due 02/01/33 §	145,122	144,289
1.855% (USD LIBOR + 1.605%) due 08/01/36 §	17,785	17,784
1.948% (USD LIBOR + 1.550%) due 09/01/33 §	10,504	10,765
2.050% (UST + 1.925%) due 02/01/33 §	2,018	1,997
2.090% (USD LIBOR + 1.840%) due 09/01/35 §	15,782	15,659
2.150% (UST + 2.025%) due 01/01/34 §	4,091	4,195
2.190% (UST + 2.190%) due 12/01/22 §	122	122
2.205% (UST + 2.074%) due 01/01/23 §	1,200	1,199
2.326% (USD LIBOR + 1.701%) due 03/01/33 §	2,538	2,527
2.378% (UST + 2.068%) due 03/01/34 §	2,129	2,105
2.525% (UST + 2.360%) due 11/01/34 §	882,663	917,852
2.576% (USD LIBOR + 1.254%) due 07/01/35 §	131,915	134,118
2.663% (USD LIBOR + 1.538%) due 01/01/36 §	5,564	5,521
2.830% (USD LIBOR + 1.455%) due 04/01/35 §	67,181	66,831
2.988% (US FED + 1.255%) due 05/01/36 §	10,182	10,221
3.000% due 04/01/27 - 02/01/52	21,102,033	19,722,677
3.000% (USD LIBOR + 2.250%) due 06/01/34 §	1,795	1,785
3.055% (UST + 2.055%) due 04/01/34 §	43,932	43,835
3.095% (UST + 2.095%) due 04/01/27 §	1,401	1,394
3.500% due 05/01/33 - 05/01/35	8,599,074	8,588,203
3.623% (US FED + 1.255%) due 05/01/36 §	315,362	322,346
3.645% (US FED + 1.261%) due 05/01/36 §	7,630	7,769
4.000% due 04/01/24 - 02/01/48	2,989,978	3,005,092
4.500% due 06/01/23 - 10/01/42	421,121	430,381
5.000% due 05/01/25 - 02/01/44	1,603,468	1,656,796
5.028% (US FED + 1.728%) due 09/01/34 §	34,337	36,246

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
5.500% due 07/01/22 - 09/01/41	$3,315,829	$3,494,938
6.000% due 02/01/24 - 09/01/39	1,928,225	2,064,874
6.500% due 09/01/28 - 09/01/37	257,927	273,069
7.500% due 01/01/33	8,845	9,548
8.000% due 05/01/30	1,865	1,890

		571,803,485

Freddie Mac - 0.6%
1.672% (USD LIBOR + 1.345%) due 09/01/35 §	81,985	83,328
2.262% (UST + 2.137%) due 01/01/28 §	3,506	3,471
2.583% (UST + 2.249%) due 03/01/32 §	11,166	11,064
2.624% (UST + 2.249%) due 03/01/32 §	15,089	14,981
3.375% (UST + 2.250%) due 05/01/32 §	2,285	2,288
3.500% due 08/01/27 - 06/01/48	7,001,213	6,844,539
4.000% (UST + 2.250%) due 07/01/32 §	6,644	6,611
4.000% due 11/01/33 - 04/01/48	2,033,330	2,048,950
5.500% due 03/01/23 - 05/01/40	2,420,309	2,595,746
6.000% due 07/01/22 - 05/01/29	750,639	789,022
7.000% due 10/01/37	14,291	15,218

		12,415,218

Government National Mortgage Association - 0.4%
1.625% (UST + 1.500%) due 07/20/23 - 09/20/32 §	101,173	100,738
1.750% (UST + 1.500%) due 10/20/23 - 12/20/32 §	122,866	122,045
1.875% (UST + 1.500%) due 04/20/24 - 06/20/32 §	197,656	198,161
2.000% (UST + 1.500%) due 10/20/24 - 09/20/30 §	19,241	19,121
2.125% (UST + 2.000%) due 09/20/22 - 07/20/24 §	8,212	8,156
2.500% (UST + 1.500%) due 11/20/24 §	3,959	3,936
2.500% (UST + 2.000%) due 11/20/24 §	19,192	19,040
2.625% (UST + 1.500%) due 01/20/23 - 03/20/33 §	153,958	154,791
3.125% (UST + 2.000%) due 03/20/29 §	20,237	20,364
4.000% due 03/15/44 - 09/15/49	1,072,196	1,081,487
5.000% due 05/15/33 - 07/20/49	5,580,048	5,848,470
6.000% due 06/15/38 - 09/15/38	4,938	5,241
7.500% due 07/15/31 - 12/15/31	14,873	16,358
8.000% due 12/15/29 - 08/15/32	130,244	135,421
8.500% due 09/15/29 - 12/15/30	139,960	141,485

		7,874,814

Total Mortgage-Backed Securities (Cost $946,260,489)		920,114,739

ASSET-BACKED SECURITIES - 17.1%
A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	839,070	827,761
ABFC Trust 2.449% (USD LIBOR + 0.825%) due 07/25/35 §	4,979,168	4,829,180
Apres Static CLO Ltd. (Cayman) 2.114% (USD LIBOR + 1.070%) due 10/15/28 § ~	3,826,484	3,812,146
Ares XL CLO Ltd. (Cayman) 1.914% (USD LIBOR + 0.870%) due 01/15/29 § ~	6,279,856	6,210,163
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.384% (USD LIBOR + 0.760%) due 02/25/36 §	1,624,348	1,322,618

	Principal Amount	Value
Asset-Backed Securities Corp. Home Equity Loan Trust 2.644% (USD LIBOR + 1.020%) due 07/25/35 §	$2,000,000	$1,927,185
Avoca CLO XVII DAC (Ireland) 0.820% (EUR LIBOR + 0.820%) due 10/15/32 § ~	EUR 6,000,000	6,131,832
Bear Stearns Asset-Backed Securities Trust 3.724% (USD LIBOR + 2.100%) due 03/25/35 §	$77,469	77,482
Benefit Street Partners CLO XVI Ltd. (Cayman) 2.074% (USD LIBOR + 1.030%) due 01/17/32 § ~	7,000,000	6,819,400
Benefit Street Partners CLO XVII Ltd. (Cayman) 2.124% (USD LIBOR + 1.080%) due 07/15/32 § ~	7,000,000	6,868,841
BSPDF Issuer Ltd. (Cayman) 2.524% (USD LIBOR + 1.200%) due 10/15/36 § ~	7,000,000	6,819,092
Catamaran CLO Ltd. (Cayman) 2.236% (USD LIBOR + 1.100%) due 04/22/30 § ~	8,954,068	8,837,220
CIT Mortgage Loan Trust 2.974% (USD LIBOR + 1.350%) due 10/25/37 § ~	916,474	912,688
Citigroup Mortgage Loan Trust
1.774% (USD LIBOR + 0.150%) due 12/25/36 §	9,250,031	3,875,301
1.784% (USD LIBOR + 0.160%) due 12/25/36 § ~	1,944,016	1,119,761
CLNC Ltd. (Cayman) 2.874% (SOFR + 1.364%) due 08/20/35 § ~	6,274,198	6,177,526
Countrywide Asset-Backed Certificates 2.524% (USD LIBOR + 0.900%) due 03/25/47 § ~	1,401,238	1,204,363
CVC Cordatus Loan Fund XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	6,239,308
CWABS Asset-Backed Certificates Trust
1.764% (USD LIBOR + 0.140%) due 03/25/37 §	$2,416,528	2,318,764
1.764% (USD LIBOR + 0.140%) due 06/25/47 §	5,029,304	4,595,572
1.854% (USD LIBOR + 0.230%) due 10/25/47 §	350,099	345,669
1.964% (USD LIBOR + 0.340%) due 09/25/36 §	2,467,714	2,466,052
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	934	901
Dryden 52 Euro CLO DAC (Ireland) 0.860% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	5,677,637
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	$10,500,000	10,493,531
FBR Securitization Trust 2.389% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	27,736,467
First Franklin Mortgage Loan Trust 1.934% (USD LIBOR + 0.310%) due 10/25/36 §	13,900,000	11,143,024
GLS Auto Receivables Issuer Trust 3.550% due 01/15/26 ~	6,000,000	5,971,497
GSAA Home Equity Trust 1.964% (USD LIBOR + 0.340%) due 09/25/36 §	8,795,836	2,474,723
Halseypoint CLO 2 Ltd. (Cayman) 2.163% (USD LIBOR + 1.100%) due 07/20/31 § ~	6,800,000	6,723,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Harvest CLO XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,734,891	$5,906,916
Home Equity Asset Trust 2.404% (USD LIBOR + 0.780%) due 10/25/34 §	$1,553,815	1,526,992
Home Equity Mortgage Loan Asset-Backed Trust 1.944% (USD LIBOR + 0.320%) due 04/25/37 §	3,873,251	3,383,362
HSI Asset Securitization Corp. Trust 2.119% (USD LIBOR + 0.495%) due 02/25/36 §	537,526	516,109
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	601	582
IXIS Real Estate Capital Trust 1.824% (USD LIBOR + 0.200%) due 01/25/37 §	10,349,829	4,168,775
JP Morgan Mortgage Acquisition Trust 2.059% (USD LIBOR + 0.435%) due 05/25/36 §	10,000,000	9,431,028
LCCM Trust 2.524% (USD LIBOR + 1.200%) due 12/13/38 § ~	8,000,000	7,848,648
LCM XIII LP (Cayman) 1.914% (USD LIBOR + 0.870%) due 07/19/27 § ~	6,004,493	5,914,426
LCM XXIV Ltd. (Cayman) 2.043% (USD LIBOR + 0.980%) due 03/20/30 § ~	750,000	737,723
LCM XXV Ltd. (Cayman) 1.951% (SOFR + 1.100%) due 07/20/30 § ~	7,000,000	6,925,348
Lehman ABS Mortgage Loan Trust 1.714% (USD LIBOR + 0.090%) due 06/25/37 § ~	839,039	601,100
LFT CRE Ltd. (Cayman) 2.494% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	6,881,042
Magnetite XVIII Ltd. (Cayman) 2.291% (USD LIBOR + 0.880%) due 11/15/28 § ~	6,901,865	6,829,179
Marble Point CLO X Ltd. (Cayman) 2.084% (USD LIBOR + 1.040%) due 10/15/30 § ~	7,300,000	7,194,449
Mastr Asset-Backed Securities Trust 2.124% (USD LIBOR + 0.500%) due 04/25/36 §	7,523,488	2,297,948
Merrill Lynch Mortgage Investors Trust 2.374% (USD LIBOR + 0.750%) due 09/25/35 §	967,096	923,298
MKS CLO Ltd. (Cayman) 2.063% (USD LIBOR + 1.000%) due 07/20/30 § ~	5,000,000	4,939,025
Morgan Stanley ABS Capital I, Inc. Trust
1.684% (USD LIBOR + 0.060%) due 05/25/37 §	154,535	136,566
1.804% (USD LIBOR + 0.180%) due 03/25/37 §	2,408,206	1,151,960
1.804% (USD LIBOR + 0.180%) due 05/25/37 §	6,758,269	5,988,223
1.844% (USD LIBOR + 0.220%) due 11/25/36 §	5,709,316	3,060,197
1.874% (USD LIBOR + 0.250%) due 03/25/37 §	4,032,346	1,933,857
Morgan Stanley Capital I, Inc. Trust 1.984% (USD LIBOR + 0.360%) due 03/25/36 §	1,609,791	1,342,192
MP CLO VII Ltd. (Cayman) 1.934% (USD LIBOR + 0.890%) due 10/18/28 § ~	6,862,707	6,734,031

	Principal Amount	Value
Option One Mortgage Loan Trust
1.764% (USD LIBOR + 0.140%) due 02/25/37 §	$4,515,866	$3,127,037
1.844% (USD LIBOR + 0.220%) due 02/25/37 §	12,420,277	6,899,642
OZLM VIII Ltd. (Cayman) 2.024% (USD LIBOR + 0.980%) due 10/17/29 § ~	7,715,705	7,651,298
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.449% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,445,155
RAAC Trust 2.274% (USD LIBOR + 0.650%) due 06/25/47 §	1,757,916	1,732,335
RASC Trust 1.784% (USD LIBOR + 0.160%) due 11/25/36 §	428	763
Renaissance Home Equity Loan Trust 2.504% (USD LIBOR + 0.880%) due 08/25/33 §	143,957	135,569
Saranac CLO VI Ltd. (United Kingdom) 1.943% (USD LIBOR + 1.140%) due 08/13/31 § ~	6,800,000	6,660,600
Saxon Asset Securities Trust 2.284% (USD LIBOR + 0.660%) due 10/25/35 §	2,819,604	2,720,465
Securitized Asset-Backed Receivables LLC Trust 2.284% (USD LIBOR + 0.660%) due 08/25/35 §	3,769,034	2,858,672
SLM Student Loan Trust 2.379% (USD LIBOR + 0.550%) due 12/15/25 § ~	486,834	485,651
Sound Point CLO XVI Ltd. (Cayman) 2.164% (USD LIBOR + 0.980%) due 07/25/30 § ~	7,400,000	7,277,900
Sound Point CLO XVII Ltd. (Cayman) 2.043% (USD LIBOR + 0.980%) due 10/20/30 § ~	5,060,000	4,975,788
Soundview Home Loan Trust 1.734% (USD LIBOR + 0.110%) due 02/25/37 §	1,440,625	436,291
Stratus CLO Ltd. (Cayman) 1.963% (USD LIBOR + 0.900%) due 12/28/29 § ~	6,686,278	6,569,587
Structured Asset Investment Loan Trust 2.244% (USD LIBOR + 0.620%) due 01/25/36 §	4,879,266	4,649,925
Structured Asset Securities Corp. Mortgage Loan Trust
1.894% (USD LIBOR + 0.270%) due 03/25/36 §	1,463,356	1,343,996
1.964% (USD LIBOR + 0.340%) due 12/25/36 §	228,150	222,445
STWD Ltd. (Cayman) 2.528% (SOFR + 1.194%) due 07/15/38 § ~	7,099,719	7,066,677
Terwin Mortgage Trust 2.044% (USD LIBOR + 0.420%) due 04/25/37 § ~	203,220	198,695
THL Credit Wind River CLO Ltd. (Cayman) 2.124% (USD LIBOR + 1.080%) due 04/15/31 § ~	7,000,000	6,826,748
Tikehau CLO DAC (Netherlands) 0.870% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	6,129,879
TRTX Issuer Ltd. (Cayman)
2.424% (SOFR + 1.650%) due 02/15/39 § ~	$6,600,000	6,435,000
2.742% (SOFR + 1.264%) due 10/15/34 § ~	3,954,752	3,930,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Venture XXVIII CLO Ltd. (Cayman) 2.053% (USD LIBOR + 0.990%) due 07/20/30 § ~	$6,600,000	$6,508,342
Voya CLO Ltd. (Cayman) 1.994% (USD LIBOR + 0.950%) due 04/17/30 § ~	7,000,000	6,912,827
Wellfleet CLO Ltd. (Cayman) 1.953% (USD LIBOR + 0.890%) due 04/20/29 § ~	5,602,609	5,563,461

Total Asset-Backed Securities (Cost $375,307,675)		364,096,531

U.S. GOVERNMENT AGENCY ISSUE - 1.6%
Freddie Mac 0.680% due 08/06/25	35,600,000	33,143,703

Total U.S. Government Agency Issue (Cost $35,600,000)		33,143,703

U.S. TREASURY OBLIGATIONS - 14.0%
U.S. Treasury Bonds - 12.4%
1.250% due 05/15/50	5,700,000	3,629,074
1.375% due 11/15/40	25,850,000	18,627,147
1.375% due 08/15/50	6,900,000	4,544,971
1.625% due 11/15/50	35,700,000	25,124,572
1.875% due 02/15/41	4,700,000	3,688,123
2.000% due 02/15/50 ‡	2,900,000	2,248,633
2.500% due 02/15/45 ‡	1,300,000	1,103,578
2.750% due 08/15/42	26,200,000	23,529,852
2.875% due 05/15/43	5,500,000	5,020,039
2.875% due 08/15/45	30,100,000	27,367,484
3.125% due 02/15/42	8,000,000	7,666,562
3.125% due 08/15/44 ‡	35,400,000	33,563,625
3.375% due 05/15/44	26,300,000	25,980,496
3.625% due 02/15/44	13,500,000	13,862,813
3.750% due 11/15/43	20,900,000	21,880,504
4.250% due 05/15/39	4,900,000	5,601,217
4.375% due 11/15/39	20,700,000	23,931,949
4.500% due 08/15/39	7,700,000	9,059,832
4.625% due 02/15/40	5,500,000	6,549,941

		262,980,412

U.S. Treasury Notes - 1.6%
2.250% due 01/31/24 ‡	6,700,000	6,625,934
2.250% due 08/15/27	20,000	19,215
2.500% due 05/15/24 ‡	26,900,000	26,666,726

		33,311,875

Total U.S. Treasury Obligations (Cost $336,415,236)		296,292,287

FOREIGN GOVERNMENT BONDS & NOTES - 2.3%
Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~	6,200,000	5,894,352
Chile Government (Chile) 3.500% due 01/31/34	7,000,000	6,240,807
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,295,389
Israel Government International (Israel) 3.875% due 07/03/50	5,400,000	4,760,111
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	3,200,000	3,205,184
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN 25,300,000	6,041,378
6.350% due 08/12/28 ~	7,500,000	1,848,670
8.200% due 08/12/26 ~	14,800,000	4,046,545

	Principal Amount	Value
Province of Quebec Canada (Canada) 3.500% due 12/01/22	CAD 1,900,000	$1,482,523
Qatar Government (Qatar) 4.500% due 04/23/28 ~	$3,500,000	3,630,970
Romanian Government (Romania) 3.000% due 02/27/27 ~	6,500,000	5,746,676
State of Israel (Israel) 3.800% due 05/13/60 ~	6,200,000	5,181,650

Total Foreign Government Bonds & Notes $58,401,708		49,374,255

MUNICIPAL BONDS - 0.0%
City of Chicago IL 7.750% due 01/01/42	952,000	1,020,217

Total Municipal Bonds (Cost $932,105)		1,020,217

SHORT-TERM INVESTMENTS - 11.5%
Foreign Government Issue - 0.0%
Letras Del Tesoro En Pesos A Descuento (Argentina) 68.323% due 09/30/22 Ω	ARS 6,300,000	21,122

Repurchase Agreements - 7.6%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $10,490,850; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $10,700,625)	$10,490,780	10,490,780
HSBC Bank PLC 1.490% due 07/01/22 (Dated 06/30/22, repurchase price of $150,006,208; collateralized by U.S. Treasury Notes: 1.250% due 11/30/26 and value $154,034,734	150,000,000	150,000,000

		160,490,780

U.S. Cash Management Bills - 1.3%
2.106% due 10/25/22	27,500,000	27,322,955

U.S. Treasury Bills - 2.6%
0.611% due 07/19/22 ‡	569,000	568,710
0.700% due 07/05/22	1,819,000	1,818,825
0.722% due 07/26/22 ‡	4,700,000	4,696,679
0.732% due 07/07/22	7,900,000	7,899,019
0.747% due 07/12/22	7,900,000	7,897,695
0.754% due 07/12/22	2,000,000	1,999,416
0.797% due 07/14/22 ‡	2,800,000	2,798,928
0.819% due 07/21/22 ‡	9,300,000	9,294,782
1.089% due 08/23/22 ‡	5,400,000	5,388,294
1.721% due 09/29/22	13,100,000	13,046,454

		55,408,802

Total Short-Term Investments $243,250,481		243,243,659

TOTAL INVESTMENTS - 124.1% (Cost $2,799,321,097)		2,633,278,347

TOTAL SECURITIES SOLD SHORT - (1.8%) (Proceeds $37,543,098)		(37,768,640)

DERIVATIVES - (0.8%)		(17,609,974)

OTHER ASSETS & LIABILITIES, NET - (21.5%)		(455,850,266)

NET ASSETS - 100.0%		$2,122,049,467

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	43.4%
Corporate Bonds & Notes	32.7%
Asset-Backed Securities	17.1%
U.S. Treasury Obligations	14.0%
Short-Term Investments	11.5%
Others (each less than 3.0%)	5.4%

	124.1%
Derivatives	(0.8%	)
Securities Sold Short	(1.8%	)
Other Assets & Liabilities, Net	(21.5%	)

	100.0%

(b)

An investment with a value of $21,122 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Investments with a total aggregate value of $1,210,382 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2022.
(d)

As of June 30, 2022, investments with a total aggregate value of $41,195,313 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(e)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2022 was $11,090,608 at a weighted average interest rate of 1.186%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2022 was $1,540,921 at a weighted average interest rate of 0.338%.

(f)	Securities sold short outstanding as of June 30, 2022 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.8%)

Fannie Mae 2.000% due 08/11/52	($16,800,000)	($14,568,750)
2.500% due 07/14/52	(16,200,000)	(14,573,672)
2.500% due 08/11/52	(9,600,000)	(8,626,218)

Total Securities Sold Short (Proceeds $37,543,098)		($37,768,640)

(g)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	09/22	143	$18,124,152	$18,610,722	$486,570
U.S. Treasury 5-Year Notes	09/22	1,489	167,263,856	167,140,250	(123,606)
U.S. Treasury 10-Year Notes	09/22	925	107,472,458	109,641,406	2,168,948
U.S. Treasury Ultra Long Bonds	09/22	62	9,668,992	9,569,313	(99,679)

					2,432,233

Short Futures Outstanding
Euro-BTP	09/22	164	19,963,184	21,159,871	(1,196,687)
Euro-Bund	09/22	839	133,439,989	130,811,847	2,628,142
Euro-Buxl	09/22	53	9,475,615	9,084,343	391,272
Euro-OAT	09/22	108	15,389,226	15,678,631	(289,405)
Japan 10-Year Bonds	09/22	96	105,565,013	105,148,585	416,428
U.S. Treasury 2-Year Notes	09/22	600	126,402,362	126,009,375	392,987
U.S. Treasury 30-Year Bonds	09/22	245	34,143,602	33,963,125	180,477

					2,523,214

Total Futures Contracts					$4,955,447

(h)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	27,125,000	USD	19,113,658	08/22	CIT	$-	($384,351)
BRL	92,396,000	USD	17,639,557	07/22	BNP	15,336	-
BRL	882,727	USD	168,524	07/22	CIT	147	-
BRL	882,727	USD	169,804	07/22	GSC	-	(1,134)
BRL	92,396,000	USD	15,882,424	07/22	JPM	1,772,469	-
BRL	12,898,056	USD	2,469,000	07/22	SCB	-	(9,698)
BRL	12,905,463	USD	2,469,000	07/22	UBS	-	(8,286)
BRL	13,458,310	USD	2,741,000	08/22	HSB	-	(211,663)
BRL	1,269,120	USD	240,000	08/22	BOA	-	(514)
BRL	1,268,880	USD	240,000	08/22	CIT	-	(559)
BRL	7,534,450	USD	1,442,000	08/22	JPM	-	(18,301)
CAD	10,367,000	USD	8,210,876	07/22	HSB	-	(156,961)
CLP	109,278,390	USD	130,412	08/22	HSB	-	(12,164)
DKK	36,241,554	USD	5,154,687	07/22	BOA	-	(48,481)
DKK	7,606,127	USD	1,081,030	07/22	MSC	-	(9,375)
EUR	20,566,000	USD	22,037,836	08/22	BOA	-	(424,007)
EUR	2,858,000	USD	3,076,803	08/22	HSB	-	(73,189)
EUR	1,316,000	USD	1,378,291	08/22	HSB	4,759	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
GBP	862,000	USD	1,086,414	08/22	BOA	$-	($36,303)
GBP	922,000	USD	1,122,939	08/22	BOA	265	-
GBP	2,898,000	USD	3,655,631	08/22	BRC	-	(125,211)
GBP	1,143,000	USD	1,396,413	08/22	JPM	-	(3,981)
GBP	1,446,000	USD	1,779,746	08/22	MSC	-	(18,192)
JPY	341,200,000	USD	2,546,432	08/22	BRC	-	(25,019)
JPY	1,665,000,000	USD	12,239,804	08/22	HSB	64,277	-
JPY	150,000,000	USD	1,163,374	08/22	SCB	-	(54,898)
MXN	265,435,000	USD	13,075,616	08/22	BOA	40,208	-
NOK	17,526,691	USD	1,788,000	07/22	CIT	-	(8,215)
NOK	40,563,964	USD	4,214,000	07/22	DUB	-	(95,100)
NOK	104,474,720	USD	10,972,700	08/22	BOA	-	(356,764)
NOK	74,012,638	USD	7,563,578	08/22	BRC	-	(42,970)
NOK	113,973,644	USD	11,621,544	08/22	SGN	-	(40,398)
PEN	5,685,381	USD	1,520,980	07/22	CIT	-	(39,070)
PEN	19,739,730	USD	5,122,413	07/22	CIT	24,425	-
PEN	659,758	USD	179,893	07/22	DUB	-	(7,964)
PEN	10,915,446	USD	2,913,583	07/22	GSC	-	(65,400)
PEN	1,641,809	USD	425,604	07/22	GSC	2,289	-
PEN	2,455,629	USD	648,952	07/22	SCB	-	(9,096)
PEN	186,516	USD	49,370	08/22	CIT	-	(832)
PEN	10,422,717	USD	2,700,885	08/22	CIT	11,473	-
PEN	117,272	USD	31,308	08/22	GSC	-	(789)
USD	18,912,314	AUD	27,431,000	08/22	BOA	-	(28,281)
USD	4,477,309	AUD	6,447,000	08/22	CIT	25,775	-
USD	13,872,277	AUD	19,843,000	08/22	HSB	171,055	-
USD	16,105,843	BRL	92,396,000	07/22	BNP	-	(1,549,050)
USD	181,700	BRL	882,727	07/22	CIT	13,030	-
USD	168,524	BRL	882,727	07/22	GSC	-	(147)
USD	17,639,557	BRL	92,396,000	07/22	JPM	-	(15,336)
USD	4,938,000	BRL	25,875,120	07/22	MSC	4,331	-
USD	1,442,000	BRL	7,527,240	08/22	HSB	19,664	-
USD	480,000	BRL	2,543,040	08/22	DUB	122	-
USD	168,467	BRL	882,727	08/22	GSC	1,242	-
USD	2,741,000	BRL	13,450,087	08/22	MSC	213,208	-
USD	175,875	CAD	221,000	07/22	BNP	4,184	-
USD	9,781,728	CAD	12,493,775	07/22	TDB	75,564	-
USD	9,552,334	CNH	64,143,923	08/22	HSB	-	(27,954)
USD	4,193,473	CNH	28,198,864	08/22	JPM	-	(18,200)
USD	6,019,804	CNH	40,374,223	08/22	SCB	-	(10,334)
USD	10,965,741	CNH	73,409,057	08/22	SCB	1,648	-
USD	4,656,963	CNH	31,252,879	05/23	HSB	-	(20,231)
USD	1,451,190	DKK	9,799,870	07/22	DUB	70,450	-
USD	5,052,626	DKK	34,052,305	07/22	MSC	254,872	-
USD	5,154,687	DKK	36,168,037	08/22	BOA	49,610	-
USD	1,081,030	DKK	7,590,722	08/22	MSC	9,608	-
USD	66,132,192	EUR	62,280,000	08/22	DUB	679,056	-
USD	13,446,914	EUR	12,830,000	08/22	SCB	-	(36,768)
USD	1,587,444	GBP	1,290,000	08/22	BOA	15,933	-
USD	2,831,292	GBP	2,342,000	08/22	CIT	-	(21,793)
USD	99,125,691	GBP	80,358,000	08/22	DUB	1,231,489	-
USD	1,276,397	GBP	1,055,000	08/22	HSB	-	(8,832)
USD	19,177,768	JPY	2,556,000,000	08/22	HSB	289,341	-
USD	1,875,437	JPY	245,010,615	08/22	JPM	64,848	-
USD	12,081,435	MXN	265,382,000	08/22	BNP	-	(1,031,770)
USD	6,002,000	NOK	58,192,982	07/22	UBS	92,925	-
USD	2,216,579	NOK	21,935,000	08/22	HSB	-	(12,291)
USD	15,082,278	NOK	149,585,000	08/22	JPM	-	(117,426)
USD	10,560,487	NOK	106,070,000	08/22	UBS	-	(217,549)
USD	7,980,982	PEN	32,138,511	07/22	BOA	-	(396,914)
USD	569,701	PEN	2,155,408	08/22	CIT	8,788	-
USD	1,709,929	PEN	6,787,050	11/22	CIT	-	(41,018)
USD	11,864,086	PEN	45,943,161	12/22	CIT	54,723	-
USD	4,998,438	PEN	19,739,730	04/23	CIT	-	(33,074)

Total Forward Foreign Currency Contracts						$5,287,114	($5,875,853)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(i)	Purchased options outstanding as of June 30, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 10-Year Interest Rate Swap	Receive	SOFR	2.770%	08/04/22	BOA	$6,600,000	$60,720	$101,536

(j)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - AUD versus USD	$0.72	07/08/22	BOA	AUD 15,000,000	$77,653	($984)
Call - USD versus BRL	BRL 5.56	07/08/22	MSC	$24,250,000	340,712	(15,277)
Call - USD versus BRL	5.62	08/09/22	MSC	7,100,000	110,107	(54,088)
Call - AUD versus USD	$0.74	08/11/22	BRC	AUD 5,500,000	31,461	(4,111)
Call - USD versus BRL	BRL 5.72	08/12/22	DUB	$2,380,000	39,077	(13,851)
Call - USD versus BRL	5.29	08/29/22	MSC	13,300,000	223,041	(448,556)

					822,051	(536,867)

Put - USD versus NOK	NOK 9.25	07/13/22	DUB	16,700,000	132,765	(1,737)
Put - USD versus NOK	9.39	07/14/22	CIT	7,000,000	61,761	(3,157)

					194,526	(4,894)

Total Foreign Currency Options					$1,016,577	($541,761)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.310%	08/19/22	GSC	$8,700,000	$76,342	($22,341)
Call - 5-Year Interest Rate Swap	Receive	SOFR	2.250%	08/25/22	GSC	50,500,000	260,075	(103,601)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(66,758)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.150%	11/20/23	GSC	9,600,000	33,480	(36,776)

							431,626	(229,476)

Put - 10-Year Interest Rate Swap	Pay	SOFR	3.010%	08/19/22	GSC	8,700,000	76,343	(81,719)
Put - 5-Year Interest Rate Swap	Pay	SOFR	2.850%	08/25/22	GSC	50,500,000	260,075	(492,915)
Put - 1-Year Interest Rate Swap	Pay	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(52,636)
Put - 1-Year Interest Rate Swap	Pay	SOFR	3.650%	11/20/23	GSC	9,600,000	33,480	(31,712)

							431,627	(658,982)

Total Interest Rate Swaptions							$863,253	($888,458)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - Eurodollar	$96.50	12/18/23	CME	507	$122,313,750	$529,538	($719,306)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 3.000% due 07/14/52	$92.91	07/07/22	JPM	$12,000,000	$99,375	($31,327)
Put - Fannie Mae 4.000% due 07/14/52	99.14	07/07/22	BOA	9,000,000	61,875	(55,927)
Put - Fannie Mae 3.000% due 08/11/52	92.66	08/04/22	MSC	3,200,000	28,000	(23,682)
Put - Fannie Mae 3.000% due 08/11/52	93.10	08/04/22	MSC	13,200,000	103,125	(123,722)
Put - Fannie Mae 4.000% due 08/11/52	97.63	08/04/22	BOA	15,600,000	87,750	(70,816)
Put - Fannie Mae 4.000% due 08/11/52	97.70	08/04/22	BOA	11,000,000	65,312	(52,197)
Put - Fannie Mae 4.000% due 08/11/52	97.82	08/04/22	BOA	11,000,000	67,031	(56,460)
Put - Fannie Mae 4.000% due 08/11/52	97.86	08/04/22	MSC	8,800,000	56,375	(46,285)
Put - Fannie Mae 4.500% due 08/11/52	99.37	08/04/22	BOA	16,500,000	103,125	(60,773)
Put - Fannie Mae 4.500% due 08/11/52	99.77	08/04/22	JPM	21,900,000	58,172	(107,271)
Put - Fannie Mae 4.500% due 08/11/52	99.83	08/04/22	JPM	5,500,000	14,609	(28,161)
Put - Fannie Mae 4.500% due 08/11/52	100.31	08/04/22	BOA	13,200,000	41,250	(94,568)
Put - Fannie Mae 4.500% due 09/14/52	99.66	09/07/22	JPM	12,600,000	47,250	(105,148)

					$833,249	($856,337)

Total Written Options					$3,242,617	($3,005,862)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(k)	Swap agreements outstanding as of June 30, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/24	GSC	2.186%	$4,600,000	($101,754)	($75,395)	($26,359)
South Africa Government	Q	1.000%	12/20/26	MSC	3.013%	9,400,000	(743,070)	(383,282)	(359,788)
Colombia Government International Bond	Q	1.000%	06/20/27	GSC	2.912%	6,800,000	(564,319)	(294,849)	(269,470)
Colombia Government International Bond	Q	1.000%	06/20/27	MSC	2.912%	3,600,000	(298,757)	(192,734)	(106,023)

							(1,707,900)	(946,260)	(761,640)

				Exchange
Bank of America Corp.	Q	1.000%	12/20/22	ICE	0.502%	7,000,000	18,526	23,435	(4,909)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.844%	2,900,000	7,363	(39,409)	46,772
General Electric Co.	Q	1.000%	06/20/24	ICE	0.920%	3,950,000	7,115	(31,488)	38,603
General Electric Co.	Q	1.000%	12/20/24	ICE	1.096%	2,200,000	(4,410)	(17,157)	12,747
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	3.730%	EUR 7,700,000	(626,506)	(699,176)	72,670
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	1.198%	$7,300,000	(57,113)	148,833	(205,946)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.697%	EUR 6,200,000	(237,907)	(28,166)	(209,741)

							(892,932)	(643,128)	(249,804)

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($2,600,832)	($1,589,388)	($1,011,444)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,475,000	$6,775	($122,736)	$129,511
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,752,000	37,609	(350,529)	388,138
CDX iTraxx Main HY37 5Y	Q	1.000%	06/20/27	ICE	EUR 26,400,000	236,084	110,569	125,515
CDX IG38 5Y	Q	1.000%	06/20/27	ICE	$97,000,000	1,113	(52,294)	53,407
CDX HY38 5Y	Q	5.000%	06/20/27	ICE	21,483,000	597,351	562,361	34,990

						$878,932	$147,371	$731,561

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main HY37 5Y	Q	5.000%	06/20/27	ICE	EUR 64,300,000	($1,991,102)	$3,645,477	($5,636,579)

Total Credit Default Swaps						($3,713,002)	$2,203,460	($5,916,462)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	$368,868	($139,925)	$508,793
1.270%	3-Month USD-LIBOR	S/Q	LCH	11/04/23	232,300,000	(5,300,575)	(4,272,752)	(1,027,823)
1.320%	1-Day USD-SOFR	A/A	LCH	12/21/23	113,810,000	(2,189,807)	(627,813)	(1,561,994)
3.300%	1-Day USD-SOFR	A/A	CME	12/21/23	190,100,000	(10,798)	(33,298)	22,500
0.000%	1-Day JPY-TONAR	A/A	LCH	03/17/24	JPY 21,440,000,000	(168,309)	205,704	(374,013)
3.530%	1-Day USD-SOFR	A/A	CME	06/21/24	$298,000,000	1,503,887	106,392	1,397,495
1.400%	1-Day USD-SOFR	A/A	CME	12/07/24	78,400,000	(1,004,594)	32,710	(1,037,304)
12.600%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	BRL 308,100,000	(84,010)	-	(84,010)
1.235%	3-Month CAD-CDOR	S/S	LCH	03/04/25	CAD 13,300,000	(598,303)	7,684	(605,987)
3.130%	1-Day USD-SOFR	A/A	CME	06/21/25	$79,900,000	401,210	17,838	383,372
11.960%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	BRL 89,600,000	(256,336)	-	(256,336)
11.980%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	39,600,000	(109,339)	-	(109,339)
1.788%	1-Day USD-SOFR	A/A	LCH	05/03/27	$21,500,000	(939,904)	(72,155)	(867,749)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	EUR 29,000,000	(1,032,072)	(567,626)	(464,446)
0.750%	6-Month EUR-LIBOR	A/S	LCH	06/15/32	159,700,000	(21,446,504)	(6,521,153)	(14,925,351)
0.450%	1-Day JPY-TONAR	A/A	LCH	12/15/51	JPY 310,000,000	(339,252)	(219,969)	(119,283)

						($31,205,838)	($12,084,363)	($19,121,475)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.000%	1-Day USD-SOFR	A/A	CME	12/21/32	$40,300,000	$2,882,321	$4,151,455	($1,269,134)
0.750%	1-Day JPY-TONAR	S/S	LCH	03/20/38	JPY 50,000,000	1,258	(18,094)	19,352
0.800%	1-Day JPY-TONAR	S/S	LCH	10/22/38	220,000,000	(607)	114	(721)
0.705%	1-Day JPY-TONAR	S/S	LCH	10/31/38	170,000,000	18,714	8,989	9,725
0.785%	1-Day JPY-TONAR	S/S	LCH	11/12/38	310,000,000	6,286	910	5,376
0.750%	1-Day JPY-TONAR	S/S	LCH	12/20/38	42,800,000	3,063	(18,902)	21,965
0.500%	1-Day JPY-TONAR	A/A	LCH	03/15/42	2,459,000,000	1,181,743	697,468	484,275
0.662%	1-Day JPY-TONAR	A/A	LCH	04/19/42	138,000,000	36,531	-	36,531
0.800%	1-Day JPY-TONAR	A/A	LCH	06/15/52	3,770,000,000	1,694,547	(6,907)	1,701,454
0.750%	1-Day GBP-SONIA	A/A	LCH	09/21/52	GBP 32,000,000	11,906,821	6,906,742	5,000,079
1.750%	1-Day USD-SOFR	A/A	CME	12/21/52	$11,600,000	2,085,172	2,128,493	(43,321)

						$19,815,849	$13,850,268	$5,965,581

Total Interest Rate Swaps						($11,389,989)	$1,765,905	($13,155,894)

Total Swap Agreements						($15,102,991)	$3,969,365	($19,072,356)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Liabilities	($946,260)	($761,640)
Centrally Cleared Swap Agreements (1)
Assets	18,755,174	10,493,270
Liabilities	(13,839,549)	(28,803,986)

	$3,969,365	($19,072,356)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$29,147,446	$-	$-	$29,147,446
	Common Stocks	211,903	211,903	-	-
	Corporate Bonds & Notes	693,428,460	-	693,428,460	-
	Senior Loan Notes	3,205,147	-	3,205,147	-
	Mortgage-Backed Securities	920,114,739	-	920,114,739	-
	Asset-Backed Securities	364,096,531	-	364,096,531	-
	U.S. Government Agency Issue	33,143,703	-	33,143,703	-
	U.S. Treasury Obligations	296,292,287	-	296,292,287	-
	Foreign Government Bonds & Notes	49,374,255	-	49,374,255	-
	Municipal Bonds	1,020,217	-	1,020,217	-
	Short-Term Investments	243,243,659	-	243,243,659	-
	Derivatives:
	Credit Contracts
	Swaps	902,353	-	902,353	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,287,114	-	5,287,114	-
	Interest Rate Contracts
	Futures	6,664,824	6,664,824	-	-
	Purchased Options	101,536	-	101,536	-
	Swaps	9,590,917	-	9,590,917	-

	Total Interest Rate Contracts	16,357,277	6,664,824	9,692,453	-

	Total Asset - Derivatives	22,546,744	6,664,824	15,881,920	-

	Total Assets	2,655,825,091	6,876,727	2,619,800,918	29,147,446

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(37,768,640)	-	(37,768,640)	-
	Derivatives:
	Credit Contracts
	Swaps	(6,818,815)	-	(6,818,815)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,875,853)	-	(5,875,853)	-
	Written Options	(541,761)	-	(541,761)	-

	Total Foreign Currency Contracts	(6,417,614)	-	(6,417,614)	-

	Interest Rate Contracts
	Futures	(1,709,377)	(1,709,377)	-	-
	Written Options	(2,464,101)	-	(2,464,101)	-
	Swaps	(22,746,811)	-	(22,746,811)	-

	Total Interest Rate Contracts	(26,920,289)	(1,709,377)	(25,210,912)	-

	Total Liabilities - Derivatives	(40,156,718)	(1,709,377)	(38,447,341)	-

	Total Liabilities	(77,925,358)	(1,709,377)	(76,215,981)	-

	Total	$2,577,899,733	$5,167,350	$2,543,584,937	$29,147,446

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2022:

Preferred Stocks
Value, Beginning of Period	$29,927,724
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(780,278)
Transfers In	-
Transfers Out	-

Value, End of Period	$29,147,446

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($780,278)

Additional information about Level 3 fair value measurements as of June 30, 2022 was as follows:

	Value at 06/30/22	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Preferred Stocks	$29,147,446	Straight-line amortization	Yield Model	25.39	N/A

Significant changes to a Yield Model would have direct and proportional changes to the fair value of the security.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.3%
Basic Materials - 1.0%
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$785,000	$772,700
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,291,700
Ecolab, Inc. 1.650% due 02/01/27	750,000	686,364
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	2,968,345
LYB International Finance III LLC 1.250% due 10/01/25	1,643,000	1,488,551
Nucor Corp.
2.000% due 06/01/25	670,000	631,156
3.950% due 05/23/25	880,000	875,948
POSCO Holdings, Inc. (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,074,133
2.375% due 01/17/23 ~	1,055,000	1,049,479
Westlake Chemical Corp. 0.875% due 08/15/24	365,000	348,645

		12,187,021

Communications - 2.8%
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908% due 07/23/25	6,699,000	6,723,635
Comcast Corp. 3.950% due 10/15/25	250,000	251,340
Cox Communications, Inc. 3.150% due 08/15/24 ~	3,051,000	2,980,978
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,364,701
NTT Finance Corp. (Japan) 0.583% due 03/01/24 ~	1,065,000	1,013,248
Rogers Communications, Inc. (Canada) 3.200% due 03/15/27 ~	2,345,000	2,226,373
SES SA (Luxembourg) 3.600% due 04/04/23 ~	1,670,000	1,651,544
Sky Ltd. (United Kingdom) 3.750% due 09/16/24 ~	4,630,000	4,620,010
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,708,822
3.500% due 04/15/25	1,940,000	1,899,870
Verizon Communications, Inc.
0.850% due 11/20/25	3,120,000	2,830,327
1.450% due 03/20/26	2,550,000	2,336,578
2.625% due 08/15/26	2,860,000	2,707,468
Walt Disney Co. 1.750% due 01/13/26	1,350,000	1,256,997

		35,571,891

Consumer, Cyclical - 5.4%
7-Eleven, Inc.
0.625% due 02/10/23 ~	795,000	779,812
0.800% due 02/10/24 ~	1,285,000	1,218,520
American Airlines Pass-Through Trust Class B 3.700% due 10/15/25	976,743	871,088
AutoZone, Inc. 3.625% due 04/15/25	920,000	909,456
Brunswick Corp. 0.850% due 08/18/24	2,440,000	2,256,818
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	3,105,000	3,068,989
Daimler Trucks Finance North America LLC 1.625% due 12/13/24 ~	2,015,000	1,896,234

	Principal Amount	Value
General Motors Co.
4.875% due 10/02/23	$1,265,000	$1,277,977
5.400% due 10/02/23	2,160,000	2,193,337
General Motors Financial Co., Inc. 2.900% due 02/26/25	3,270,000	3,124,929
Genuine Parts Co. 1.750% due 02/01/25	765,000	721,427
Hasbro, Inc. 3.000% due 11/19/24	3,550,000	3,459,241
Hyatt Hotels Corp. 1.300% due 10/01/23	1,150,000	1,114,166
Hyundai Capital America
0.800% due 01/08/24 ~	1,570,000	1,492,330
0.875% due 06/14/24 ~	1,415,000	1,323,802
1.000% due 09/17/24 ~	905,000	840,789
1.150% due 11/10/22 ~	1,760,000	1,747,658
2.375% due 02/10/23 ~	3,340,000	3,298,217
2.850% due 11/01/22 ~	893,000	890,850
Hyundai Capital Services, Inc. (South Korea) 2.125% due 04/24/25 ~	710,000	671,462
Lowe’s Cos., Inc. 3.350% due 04/01/27	575,000	553,807
Magallanes, Inc. 3.755% due 03/15/27 ~	5,230,000	4,910,165
Marriott International, Inc.
3.125% due 02/15/23	685,000	683,359
3.600% due 04/15/24	3,567,000	3,536,276
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/22 ~	3,320,000	3,304,019
2.650% due 07/13/22 ~	415,000	414,938
3.875% due 09/21/23 ~	250,000	248,404
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	3,960,000	3,895,614
Nordstrom, Inc. 2.300% due 04/08/24	320,000	306,173
O’Reilly Automotive, Inc. 3.800% due 09/01/22	1,760,000	1,762,157
Panasonic Holdings Corp. (Japan) 2.536% due 07/19/22 ~	1,395,000	1,394,888
QVC, Inc. 4.850% due 04/01/24	950,000	889,708
Ross Stores, Inc. 4.600% due 04/15/25	4,315,000	4,365,761
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	1,390,000	1,209,852
United Airlines Pass-Through Trust Class B 3.500% due 05/01/28	581,540	503,819
Volkswagen Group of America Finance LLC (Germany)
0.750% due 11/23/22 ~	1,475,000	1,463,366
0.875% due 11/22/23 ~	1,415,000	1,356,799
2.700% due 09/26/22 ~	1,190,000	1,188,243
3.125% due 05/12/23 ~	680,000	675,354
3.950% due 06/06/25 ~	1,265,000	1,242,629

		67,062,433

Consumer, Non-Cyclical - 8.0%
AbbVie, Inc.
2.600% due 11/21/24	7,590,000	7,355,534
2.950% due 11/21/26	3,805,000	3,608,063
3.200% due 11/06/22	260,000	260,175
3.200% due 05/14/26	335,000	323,300
3.250% due 10/01/22	330,000	330,000
AmerisourceBergen Corp. 0.737% due 03/15/23	1,317,000	1,292,051
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	860,000	847,415
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	2,930,000	2,655,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	$2,095,000	$1,857,357
4.448% due 03/16/28	3,390,000	3,212,587
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,744,536
Becton Dickinson & Co.
3.363% due 06/06/24	1,616,000	1,600,480
3.734% due 12/15/24	363,000	361,639
Bunge Ltd. Finance Corp. 3.000% due 09/25/22	6,425,000	6,424,283
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,265,054
3.200% due 03/15/23	1,530,000	1,529,994
3.500% due 11/15/24	2,100,000	2,080,231
Cigna Corp.
3.000% due 07/15/23	1,245,000	1,236,166
3.750% due 07/15/23	706,000	707,889
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	4,235,000	4,005,624
Constellation Brands, Inc. 3.600% due 05/09/24	1,600,000	1,595,165
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	655,000	649,359
CVS Health Corp.
2.625% due 08/15/24	615,000	601,722
2.875% due 06/01/26	900,000	858,114
3.000% due 08/15/26	760,000	727,919
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,214,338
Elevance Health, Inc. 2.375% due 01/15/25	780,000	751,856
HCA, Inc. 3.125% due 03/15/27 ~	1,955,000	1,777,900
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	3,045,000	2,819,359
HPHT Finance 17 Ltd. (Hong Kong) 2.750% due 09/11/22 ~	3,735,000	3,732,796
Humana, Inc.
0.650% due 08/03/23	1,140,000	1,103,528
1.350% due 02/03/27	450,000	393,836
2.900% due 12/15/22	550,000	550,049
3.150% due 12/01/22	800,000	800,334
3.850% due 10/01/24	1,470,000	1,469,208
4.500% due 04/01/25	2,015,000	2,031,584
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	2,825,000	2,737,675
3.500% due 02/11/23 ~	4,065,000	4,043,155
4.250% due 07/21/25 ~	395,000	391,548
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,060,000	985,858
Mondelez International, Inc.
2.125% due 03/17/24	1,390,000	1,355,745
2.625% due 03/17/27	1,395,000	1,305,789
Moody’s Corp. 3.750% due 03/24/25	2,185,000	2,185,518
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	419,314
PerkinElmer, Inc.
0.550% due 09/15/23	1,385,000	1,334,372
0.850% due 09/15/24	2,640,000	2,445,514
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,480,000	5,135,369
Royalty Pharma PLC 0.750% due 09/02/23	1,865,000	1,796,696
S&P Global, Inc. 2.450% due 03/01/27 ~	3,790,000	3,550,359

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	$930,000	$920,042
Triton Container International Ltd. (Bermuda) 0.800% due 08/01/23 ~	2,770,000	2,625,936
UnitedHealth Group, Inc. 3.700% due 05/15/27	1,955,000	1,949,617
Viatris, Inc. 1.650% due 06/22/25	750,000	679,707

		99,637,303

Diversified - 0.2%
CK Hutchison International 17 II Ltd. (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,192,207

Energy - 4.3%
Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,667,507
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.231% due 12/15/23	720,000	699,391
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	2,845,000	2,664,687
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	2,875,157
7.000% due 06/30/24	4,035,000	4,184,338
Devon Energy Corp. 8.250% due 08/01/23	1,005,000	1,044,989
Enbridge, Inc. (Canada)
2.150% due 02/16/24	2,350,000	2,281,972
2.500% due 01/15/25	2,305,000	2,219,904
2.500% due 02/14/25	1,130,000	1,085,716
Energy Transfer LP
2.900% due 05/15/25	440,000	418,661
3.450% due 01/15/23	200,000	199,437
3.600% due 02/01/23	675,000	673,238
4.200% due 09/15/23	510,000	510,987
4.250% due 03/15/23	3,225,000	3,224,233
4.250% due 04/01/24	135,000	135,097
4.900% due 02/01/24	485,000	488,106
5.875% due 01/15/24	4,465,000	4,555,694
Eni SpA (Italy) 4.000% due 09/12/23 ~	3,395,000	3,379,954
EOG Resources, Inc. 2.625% due 03/15/23	520,000	518,150
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	443,526
2.600% due 10/15/25 ~	910,000	850,918
Pioneer Natural Resources Co. 0.550% due 05/15/23	1,280,000	1,247,966
Plains All American Pipeline LP/PAA Finance Corp. 2.850% due 01/31/23	2,688,000	2,676,318
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	4,710,000	4,756,035
5.625% due 03/01/25	885,000	903,689
5.750% due 05/15/24	1,688,000	1,722,965
Schlumberger Finance Canada Ltd. 1.400% due 09/17/25	680,000	631,358
Schlumberger Holdings Corp. 3.750% due 05/01/24 ~	3,040,000	3,029,229
4.000% due 12/21/25 ~	750,000	746,286
Williams Cos., Inc.
3.700% due 01/15/23	3,835,000	3,841,590
4.300% due 03/04/24	565,000	567,766

		54,244,864

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Financial - 19.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	$2,695,000	$2,491,344
4.125% due 07/03/23	1,847,000	1,829,325
4.500% due 09/15/23	2,095,000	2,086,302
4.875% due 01/16/24	1,505,000	1,498,033
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	2,080,000	2,082,586
Air Lease Corp. 2.250% due 01/15/23	1,480,000	1,465,288
American Express Co.
2.250% due 03/04/25	3,305,000	3,178,998
3.375% due 05/03/24	1,330,000	1,321,656
American International Group, Inc. 2.500% due 06/30/25	2,865,000	2,734,462
American Tower Corp. 2.400% due 03/15/25	1,230,000	1,163,575
Athene Global Funding
1.716% due 01/07/25 ~	3,235,000	3,021,486
2.514% due 03/08/24 ~	3,935,000	3,806,997
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	1,635,000	1,415,480
2.875% due 02/15/25 ~	1,700,000	1,565,780
3.950% due 07/01/24 ~	560,000	536,582
5.125% due 10/01/23 ~	1,890,000	1,871,880
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,053,878
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	957,832
Banco Santander Mexico SA Institucion de Banca Multiple Grupo FinancieroSantand (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,507,490
5.375% due 04/17/25 ~	155,000	155,798
Banco Santander SA (Spain)
0.701% due 06/30/24	200,000	192,760
3.496% due 03/24/25	2,200,000	2,151,686
Bank of America Corp.
0.976% due 04/22/25	2,225,000	2,094,709
1.734% due 07/22/27	1,600,000	1,424,983
1.843% due 02/04/25	1,580,000	1,524,273
3.384% due 04/02/26	1,905,000	1,849,037
3.841% due 04/25/25	1,360,000	1,354,322
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,470,688
Bank of Montreal (Canada) 3.700% due 06/07/25	2,475,000	2,456,560
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	2,045,000	1,943,184
0.998% due 02/04/25 ~	2,350,000	2,166,045
2.125% due 11/21/22 ~	2,480,000	2,471,239
Barclays Bank PLC (United Kingdom)
1.007% due 12/10/24	1,835,000	1,742,897
4.338% due 05/16/24	1,380,000	1,379,900
BDO Unibank, Inc. (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,701,480
BNP Paribas SA (France) 2.591% due 01/20/28 ~	2,150,000	1,935,542
BPCE SA (France) 5.700% due 10/22/23 ~	5,665,000	5,751,740
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	1,780,000	1,723,933
1.000% due 04/12/24 ~	1,785,000	1,686,359
Capital One Financial Corp.
2.636% due 03/03/26	1,975,000	1,867,285
3.500% due 06/15/23	965,000	959,867
3.900% due 01/29/24	1,290,000	1,288,973

	Principal Amount	Value
Charles Schwab Corp. 2.450% due 03/03/27	$3,705,000	$3,458,238
Citigroup, Inc.
0.981% due 05/01/25	1,850,000	1,734,696
3.106% due 04/08/26	1,845,000	1,773,417
4.140% due 05/24/25	1,780,000	1,774,319
CNO Global Funding
1.650% due 01/06/25 ~	1,830,000	1,727,816
1.750% due 10/07/26 ~	2,270,000	2,008,422
Corebridge Financial, Inc. 3.500% due 04/04/25 ~	1,495,000	1,453,992
Credicorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	617,763
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	1,930,000	1,820,314
1.000% due 05/05/23	3,030,000	2,966,451
2.997% due 12/14/23 ~	670,000	665,653
Crown Castle International Corp. REIT
1.050% due 07/15/26	2,400,000	2,079,773
2.900% due 03/15/27	1,635,000	1,509,164
3.150% due 07/15/23	1,140,000	1,128,072
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,065,000	2,886,193
3.773% due 03/28/25 ~	1,335,000	1,313,852
5.375% due 01/12/24 ~	1,630,000	1,645,744
Equitable Financial Life Global Funding
0.500% due 04/06/23 ~	4,245,000	4,151,638
1.100% due 11/12/24 ~	1,820,000	1,704,896
Goldman Sachs Group, Inc.
0.657% due 09/10/24	2,430,000	2,326,411
0.673% due 03/08/24	2,605,000	2,545,925
0.925% due 10/21/24	1,090,000	1,043,044
1.757% due 01/24/25	490,000	471,416
3.500% due 04/01/25	2,170,000	2,129,986
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,306,049
HSBC Holdings PLC (United Kingdom)
0.976% due 05/24/25	1,545,000	1,441,945
1.162% due 11/22/24	1,475,000	1,409,193
1.645% due 04/18/26	1,375,000	1,261,420
2.099% due 06/04/26	1,585,000	1,466,080
Jackson Financial, Inc. 1.125% due 11/22/23 ~	2,155,000	2,072,207
Jackson National Life Global Funding 1.750% due 01/12/25 ~	2,135,000	2,015,248
JPMorgan Chase & Co.
0.824% due 06/01/25	2,030,000	1,898,918
1.847% (SOFR + 0.885%) due 04/22/27 §	1,150,000	1,096,440
2.083% due 04/22/26	3,500,000	3,277,160
4.080% due 04/26/26	2,170,000	2,145,934
KeyCorp 3.878% due 05/23/25	740,000	735,021
LeasePlan Corp. NV (Netherlands) 2.875% due 10/24/24 ~	1,440,000	1,380,180
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	1,025,000	1,023,396
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	2,875,000	2,713,744
Marsh & McLennan Cos., Inc. 3.875% due 03/15/24	1,815,000	1,820,116
Mitsubishi UFJ Financial Group, Inc. (Japan) 0.953% due 07/19/25	3,500,000	3,269,350
Mizuho Financial Group Cayman 2 Ltd. (Japan) 4.200% due 07/18/22 ~	3,500,000	3,502,373
Morgan Stanley
0.529% due 01/25/24	1,745,000	1,711,058
0.731% due 04/05/24	2,085,000	2,033,433
1.164% due 10/21/25	1,550,000	1,437,710
2.630% due 02/18/26	1,870,000	1,786,426
3.620% due 04/17/25	2,660,000	2,628,196

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Nasdaq, Inc. 0.445% due 12/21/22	$1,680,000	$1,658,266
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,024,612
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,055,000	980,075
2.375% due 05/21/23 ~	2,970,000	2,928,890
3.479% due 03/22/25 ~	2,020,000	1,970,875
Park Aerospace Holdings Ltd. (Ireland)
4.500% due 03/15/23 ~	120,000	119,597
5.250% due 08/15/22 ~	1,550,000	1,550,082
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,164,033
Public Storage REIT 1.446% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,030,739
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	1,280,000	1,231,194
3.500% due 03/28/24 ~	2,320,000	2,310,314
Santander Holdings USA, Inc. 2.490% due 01/06/28	1,430,000	1,263,250
SBA Tower Trust REIT
1.631% due 11/15/26 ~	1,045,000	936,023
1.884% due 07/15/50 ~	725,000	670,176
2.836% due 01/15/50 ~	1,725,000	1,666,099
3.448% due 03/15/48 ~	4,500,000	4,463,980
Simon Property Group LP REIT
2.000% due 09/13/24	899,000	860,349
3.375% due 10/01/24	1,850,000	1,826,000
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	322,422
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	900,000	850,780
1.319% due 10/14/23 ~	945,000	938,277
1.822% due 11/23/25 ~	925,000	857,330
3.885% due 03/15/24 ~	395,000	393,927
3.950% due 01/11/23 ~	3,050,000	3,043,170
3.971% due 03/30/26 ~	1,135,000	1,109,856
Svenska Handelsbanken AB (Sweden)
0.550% due 06/11/24 ~	1,520,000	1,427,648
1.418% due 06/11/27 ~	1,465,000	1,306,508
Swedbank AB (Sweden)
0.600% due 09/25/23 ~	2,540,000	2,450,235
1.300% due 06/02/23 ~	2,205,000	2,159,063
Synchrony Financial 4.250% due 08/15/24	4,015,000	3,994,446
Toronto-Dominion Bank (Canada) 0.700% due 09/10/24	2,920,000	2,743,071
Truist Financial Corp. 1.830% (SOFR + 0.400%) due 06/09/25 §	1,495,000	1,451,897
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	2,455,000	2,378,539
1.494% due 08/10/27 ~	775,000	678,733
4.488% due 05/12/26 ~	610,000	608,509
Wells Fargo & Co.
1.654% due 06/02/24	1,780,000	1,739,330
2.188% due 04/30/26	1,575,000	1,475,506
3.526% due 03/24/28	1,245,000	1,180,311
3.908% due 04/25/26	2,010,000	1,979,337
4.125% due 08/15/23	765,000	770,988
Western Union Co. 2.850% due 01/10/25	2,575,000	2,472,060

		241,237,523

Industrial - 1.6%
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	1,320,000	1,306,862
Amphenol Corp. 2.050% due 03/01/25	1,580,000	1,510,794
Boral Finance Pty. Ltd. (Australia) 3.000% due 11/01/22 ~	475,000	473,567

	Principal Amount	Value
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	$2,510,000	$2,364,065
1.750% due 12/02/26	1,100,000	996,285
Carrier Global Corp. 2.242% due 02/15/25	449,000	427,208
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	928,038
GATX Corp.
3.900% due 03/30/23	440,000	439,956
4.350% due 02/15/24	1,905,000	1,910,464
Kansas City Southern 3.000% due 05/15/23	1,940,000	1,934,560
Martin Marietta Materials, Inc. 0.650% due 07/15/23	855,000	826,578
Otis Worldwide Corp. 2.056% due 04/05/25	1,870,000	1,773,279
Parker-Hannifin Corp. 3.650% due 06/15/24	2,800,000	2,783,770
Republic Services, Inc. 2.500% due 08/15/24	1,575,000	1,526,247
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	695,000	676,781
4.125% due 07/15/23 ~	766,000	759,846

		20,638,300

Technology - 2.9%
Analog Devices, Inc. 2.950% due 04/01/25	555,000	544,190
CDW LLC/CDW Finance Corp. 5.500% due 12/01/24	655,000	658,537
Fidelity National Information Services, Inc.
0.375% due 03/01/23	2,555,000	2,502,616
0.600% due 03/01/24	1,225,000	1,160,222
Fiserv, Inc.
2.750% due 07/01/24	3,345,000	3,266,203
3.800% due 10/01/23	1,070,000	1,071,017
Fortinet, Inc. 1.000% due 03/15/26	1,490,000	1,311,844
HCL America, Inc. (India) 1.375% due 03/10/26 ~	3,900,000	3,514,838
Marvell Technology, Inc. 4.200% due 06/22/23	2,070,000	2,067,663
Microchip Technology, Inc.
0.972% due 02/15/24	2,770,000	2,632,292
0.983% due 09/01/24	2,050,000	1,913,309
2.670% due 09/01/23	2,125,000	2,090,551
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.700% due 05/01/25	995,000	946,884
3.875% due 06/18/26	815,000	786,129
4.400% due 06/01/27	255,000	251,278
4.875% due 03/01/24	1,390,000	1,404,383
Qorvo, Inc. 1.750% due 12/15/24 ~	960,000	898,651
Roper Technologies, Inc.
1.000% due 09/15/25	510,000	461,639
2.350% due 09/15/24	670,000	649,613
3.125% due 11/15/22	2,755,000	2,755,299
3.650% due 09/15/23	695,000	696,272
Skyworks Solutions, Inc. 0.900% due 06/01/23	650,000	628,463
Take-Two Interactive Software, Inc.
3.300% due 03/28/24	1,590,000	1,569,809
3.550% due 04/14/25	535,000	526,736
VMware, Inc. 0.600% due 08/15/23	1,375,000	1,329,487
Workday, Inc. 3.500% due 04/01/27	880,000	842,258

		36,480,183

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Utilities - 2.8%
AES Corp. 3.300% due 07/15/25 ~	$1,565,000	$1,470,709
Alexander Funding Trust 1.841% due 11/15/23 ~	1,885,000	1,805,684
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	3,250,000	3,227,148
Edison International
2.950% due 03/15/23	1,520,000	1,507,578
3.125% due 11/15/22	1,140,000	1,138,287
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	2,330,000	2,047,375
2.650% due 09/10/24 ~	520,000	504,148
Israel Electric Corp. Ltd. (Israel)
5.000% due 11/12/24 ~	1,750,000	1,773,144
6.875% due 06/21/23 ~	565,000	580,046
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27	2,360,000	2,130,351
4.450% due 06/20/25	1,695,000	1,708,409
NRG Energy, Inc. 3.750% due 06/15/24 ~	1,125,000	1,104,460
Pacific Gas and Electric Co. 3.500% due 06/15/25	2,010,000	1,905,403
Sempra Energy 3.300% due 04/01/25	1,275,000	1,246,836
Southern California Gas Co. 2.950% due 04/15/27	1,395,000	1,321,574
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25 ~	1,200,000	1,322,206
Vistra Operations Co. LLC
3.550% due 07/15/24 ~	7,955,000	7,686,254
5.125% due 05/13/25 ~	1,985,000	1,969,100

		34,448,712

Total Corporate Bonds & Notes (Cost $629,295,533)		603,700,437

MORTGAGE-BACKED SECURITIES - 20.3%
Collateralized Mortgage Obligations - Commercial - 6.7%
280 Park Avenue Mortgage Trust 2.071% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,610,466
Austin Fairmont Hotel Trust 2.374% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,153,102
BAMLL Commercial Mortgage Securities Trust
2.174% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,656,440
3.324% (USD LIBOR + 2.000%) due 09/15/38 § ~	1,570,000	1,512,016
3.490% due 04/14/33 ~	1,775,000	1,685,580
Bank
2.056% due 11/15/62	545,500	529,489
2.263% due 08/15/61	545,854	522,854
BCP Trust 2.123% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	1,005,425
BIG Commercial Mortgage Trust 3.619% (SOFR + 2.340%) due 02/15/39 § ~	755,000	730,273
BPR Trust 2.474% (USD LIBOR + 1.150%) due 09/15/38 § ~	1,585,000	1,512,207
BSREP Commercial Mortgage Trust 3.225% (USD LIBOR + 1.900%) due 08/15/38 § ~	700,000	652,512

	Principal Amount	Value
BX Commercial Mortgage Trust
2.404% (USD LIBOR + 1.080%) due 10/15/36 § ~	$1,249,500	$1,219,528
2.604% (USD LIBOR + 1.280%) due 06/15/36 § ~	935,000	902,809
2.725% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,384,512	1,311,395
3.891% (SOFR + 3.141%) due 06/15/27 § ~	1,815,000	1,789,928
CGDB Commercial Mortgage Trust 2.974% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,536,984
Cold Storage Trust 2.624% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,447,557
Commercial Mortgage Trust
3.754% due 02/10/37 § ~	2,115,000	1,951,449
3.838% due 09/10/47	2,825,000	2,797,872
3.926% due 03/10/48 §	845,000	812,603
4.080% due 08/10/47	1,760,000	1,733,219
4.207% due 03/10/48 §	1,770,000	1,676,781
4.353% due 08/10/30 ~	1,180,000	1,171,857
4.701% due 03/10/47	1,730,000	1,715,933
4.772% due 02/10/47 §	1,715,000	1,712,049
4.854% due 08/10/47 § ~	710,000	651,603
Credit Suisse Mortgage Capital Certificates
2.754% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,089,948
2.924% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,533,451
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	583,944	571,677
Extended Stay America Trust 3.025% (USD LIBOR + 1.700%) due 07/15/38 § ~	1,709,479	1,657,503
Fontainebleau Miami Beach Trust
3.447% due 12/10/36 ~	1,715,000	1,647,279
3.750% due 12/10/36 ~	2,460,000	2,369,192
GCT Commercial Mortgage Trust 2.124% (USD LIBOR + 0.800%) due 02/15/38 § ~	1,325,000	1,284,525
Great Wolf Trust 2.957% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	1,017,089
GS Mortgage Securities Corp. Trust 2.925% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,376,756
InTown Hotel Portfolio Trust
2.425% (USD LIBOR + 1.100%) due 01/15/33 § ~	835,000	831,082
2.975% (USD LIBOR + 1.650%) due 01/15/33 § ~	685,000	675,877
JP Morgan Chase Commercial Mortgage Securities Trust
2.674% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,139,939
2.924% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	989,860
3.095% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,251,672
3.495% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,791,311
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,407,006
KIND Trust 3.074% (USD LIBOR + 1.750%) due 08/15/38 § ~	2,065,000	1,944,754
KKR Industrial Portfolio Trust
2.324% (USD LIBOR + 1.000%) due 12/15/37 § ~	660,000	631,358
2.574% (USD LIBOR + 1.250%) due 12/15/37 § ~	476,250	452,149

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
MHC Trust 2.424% (USD LIBOR + 1.100%) due 05/15/23 § ~	$1,390,000	$1,329,928
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	757,469
Morgan Stanley Capital I Trust 3.300% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	740,088
New Orleans Hotel Trust 2.613% (USD LIBOR + 1.289%) due 04/15/32 § ~	2,575,999	2,463,632
ONE Mortgage Trust
2.274% (USD LIBOR + 0.950%) due 03/15/36 § ~	2,945,000	2,799,649
2.424% (USD LIBOR + 1.100%) due 03/15/36 § ~	1,580,000	1,491,313
RLGH Trust 2.125% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,328,753
Shelter Growth CRE Issuer Ltd. (Cayman) 2.404% (USD LIBOR + 1.080%) due 09/15/36 § ~	762,667	753,187
SLIDE 2.474% (USD LIBOR + 1.150%) due 06/15/31 § ~	1,596,183	1,572,881
3.424% (USD LIBOR + 2.100%) due 06/15/31 § ~	1,229,244	1,184,329
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,459,495

		83,545,083

Collateralized Mortgage Obligations - Residential - 10.2%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	1,388,003	1,293,333
0.985% due 04/25/66 § ~	1,163,182	1,063,082
1.068% due 05/25/66 § ~	873,682	795,263
1.261% due 05/25/65 § ~	623,185	597,902
1.579% due 05/25/65 § ~	395,400	377,050
1.691% due 04/25/65 § ~	1,019,094	976,917
2.872% due 04/25/65 § ~	259,479	248,940
3.301% due 07/26/49 § ~	161,066	160,284
3.920% due 11/25/48 § ~	286,883	286,076
Barclays Mortgage Loan Trust 1.747% due 09/25/51 § ~	2,215,919	2,065,866
Bayview MSR Opportunity Master Fund Trust 2.500% due 06/25/51 § ~	1,793,821	1,654,970
BINOM Securitization Trust 2.625% due 06/25/56 § ~	731,936	676,749
BRAVO Residential Funding Trust 1.699% due 04/25/60 § ~	1,315,846	1,268,120
CIM Trust 2.500% due 04/25/50 § ~	1,384,535	1,227,492
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	1,084,901	966,155
1.419% due 09/27/66 § ~	732,393	636,645
1.506% due 04/27/65 § ~	186,550	179,407
3.901% due 02/25/67 § ~	1,858,786	1,800,367
Connecticut Avenue Securities Trust due 06/25/42 # ~	1,840,000	1,848,913
1.926% (SOFR + 1.000%) due 12/25/41 § ~	1,261,240	1,234,926
2.126% (SOFR + 1.200%) due 01/25/42 § ~	2,885,922	2,810,854
2.826% (SOFR + 1.900%) due 04/25/42 § ~	2,089,809	2,056,532
2.926% (SOFR + 2.000%) due 03/25/42 § ~	1,163,021	1,141,089
3.026% (SOFR + 2.100%) due 03/25/42 § ~	1,771,882	1,741,827
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	489,603	434,628
0.973% due 05/25/65 § ~	277,132	266,082
1.260% due 04/25/66 § ~	535,917	483,394

	Principal Amount	Value
Eagle RE Ltd. (Bermuda) 2.476% (SOFR + 1.550%) due 04/25/34 § ~	$920,000	$912,198
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	319,110	292,513
0.931% due 06/25/66 § ~	647,663	588,424
1.106% due 02/25/66 § ~	274,107	247,092
1.241% due 09/25/66 § ~	851,006	751,197
1.291% due 06/25/66 § ~	624,050	563,814
1.550% due 09/25/66 § ~	612,373	540,177
2.006% due 05/25/65 § ~	337,541	328,877
2.739% due 11/25/59 § ~	273,527	265,810
3.046% due 11/25/59 § ~	245,473	238,321
Fannie Mae 3.000% due 11/25/47	2,178,532	2,131,930
Fannie Mae Connecticut Avenue Securities
2.724% (USD LIBOR + 1.100%) due 11/25/29 §	1,784,278	1,765,026
2.824% (USD LIBOR + 1.200%) due 01/25/30 §	69,909	69,844
2.974% (USD LIBOR + 1.350%) due 09/25/29 §	58,228	57,898
3.724% (USD LIBOR + 2.100%) due 03/25/31 §	1,886,622	1,850,534
6.074% (USD LIBOR + 4.450%) due 01/25/29 §	817,405	852,215
Flagstar Mortgage Trust
2.474% (USD LIBOR + 0.850%) due 03/25/50 § ~	448,286	424,725
4.000% due 09/25/48 § ~	307,223	302,940
Freddie Mac 3.729% (SOFR + 2.950%) due 06/25/42 ~	1,400,000	1,402,626
Freddie Mac STACR Trust
1.626% (SOFR + 0.700%) due 08/25/33 § ~	697,864	692,569
1.776% (SOFR + 0.850%) due 09/25/41 § ~	1,017,711	983,405
1.826% (SOFR + 0.900%) due 12/25/50 § ~	1,399	1,396
1.876% (SOFR + 0.950%) due 12/25/41 § ~	1,735,000	1,679,478
2.426% (SOFR + 1.500%) due 10/25/41 § ~	1,125,000	1,029,518
2.576% (SOFR + 1.650%) due 01/25/34 § ~	869,228	838,996
2.926% (SOFR + 2.000%) due 04/25/42 § ~	2,258,052	2,223,954
3.026% (SOFR + 2.100%) due 03/25/42 § ~	2,305,852	2,287,062
3.126% (SOFR + 2.200%) due 05/25/42 § ~	2,379,293	2,350,649
3.474% (USD LIBOR + 1.850%) due 02/25/50 § ~	1,442,202	1,429,007
4.724% (USD LIBOR + 3.100%) due 03/25/50 § ~	750,183	744,943
4.774% (USD LIBOR + 3.150%) due 09/25/50 § ~	77,105	77,020
7.000% due 09/15/30	117,800	126,009
Freddie Mac Structured Agency Credit Risk Debt Notes
1.726% (SOFR + 0.800%) due 08/25/33 § ~	488,904	485,813
2.726% (SOFR + 1.800%) due 11/25/41 § ~	1,160,000	1,047,705
3.850% due 05/25/47 § ~	198,824	196,438
FWD Securitization Trust 2.240% due 01/25/50 § ~	955,151	928,445
Galton Funding Mortgage Trust
2.832% due 01/25/60 § ~	1,085,000	1,001,183
3.339% due 10/25/59 § ~	680,000	652,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.500% due 11/25/57 § ~	$263,973	$253,258
4.000% due 02/25/59 § ~	144,269	142,443
4.500% due 02/25/59 § ~	197,386	195,240
GS Mortgage-Backed Securities Corp. Trust 1.017% due 07/25/61 § ~	610,646	571,836
2.500% due 10/25/51 § ~	2,704,647	2,462,346
GS Mortgage-Backed Securities Trust
1.957% due 07/25/44 § ~	21,282	21,355
2.500% due 01/25/52 § ~	1,063,840	974,892
2.500% due 06/25/52 § ~	3,440,786	3,153,101
Homeward Opportunities Fund I Trust 1.657% due 05/25/65 § ~	259,241	257,978
Hundred Acre Wood Trust 2.500% due 07/25/51 § ~	1,767,149	1,636,141
Imperial Fund Mortgage Trust
1.516% due 09/25/56 § ~	1,042,719	929,284
4.767% due 06/25/67 ~	1,563,672	1,553,208
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	505,657	470,876
3.500% due 08/25/50 § ~	322,585	307,630
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 § ~	1,503,898	1,378,156
MFA Trust 0.852% due 01/25/56 § ~	692,929	651,901
New Residential Mortgage Loan Trust
0.943% due 07/25/55 § ~	1,128,023	1,071,758
1.650% due 05/24/60 § ~	722,745	697,949
2.464% due 01/26/60 § ~	327,795	315,872
2.500% due 06/25/51 § ~	1,184,416	1,085,386
2.500% due 09/25/51 § ~	3,188,532	2,921,938
2.710% due 11/25/59 § ~	606,571	577,052
NLT Trust
1.162% due 08/25/56 § ~	3,484,639	3,166,093
1.520% due 08/25/56 § ~	895,074	812,681
OBX Trust
1.054% due 07/25/61 § ~	803,029	697,717
2.374% (USD LIBOR + 0.750%) due 02/25/60 § ~	393,024	384,007
2.500% due 05/25/51 § ~	2,014,092	1,841,179
2.524% (USD LIBOR + 0.900%) due 10/25/59 § ~	147,780	145,243
2.574% (USD LIBOR + 0.950%) due 02/25/60 § ~	642,673	630,873
2.824% (USD LIBOR + 1.200%) due 06/25/59 § ~	222,858	218,460
3.000% due 01/25/60 § ~	606,255	578,048
3.000% due 05/25/60 § ~	1,168,837	1,098,786
3.500% due 12/25/49 § ~	179,959	172,345
3.500% due 02/25/60 § ~	675,480	639,407
Oceanview Mortgage Trust 2.500% due 12/25/51 § ~	1,635,274	1,498,548
PSMC Trust
2.500% due 03/25/51 § ~	2,853,772	2,604,507
2.500% due 05/25/51 § ~	2,215,126	2,027,161
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	267,158	262,944
4.000% due 08/25/48 § ~	116,597	115,906
4.000% due 10/25/48 § ~	33,130	32,904
4.500% due 08/25/48 § ~	28,782	28,632
SG Residential Mortgage Trust
1.381% due 05/25/65 § ~	465,620	442,854
3.166% due 03/27/62 § ~	2,047,824	1,958,849
STACR Trust 2.874% (USD LIBOR + 1.250%) due 02/25/47 § ~	81,965	81,811
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	1,134,342	1,084,579
1.162% due 08/25/56 § ~	2,547,843	2,298,273
2.408% due 02/25/50 § ~	804,654	781,829
2.610% due 09/27/49 § ~	4,713	4,712

	Principal Amount	Value
2.916% due 09/27/49 § ~	$665,197	$650,783
Towd Point Mortgage Trust
3.000% due 02/25/55 § ~	24,716	24,698
3.250% due 07/25/58 § ~	900,820	884,251
3.656% due 03/25/58 § ~	960,391	939,110
3.750% due 05/25/58 § ~	530,103	518,992
TRK Trust 1.409% due 07/25/56 § ~	502,233	455,863
UWM Mortgage Trust 2.500% due 09/25/51 § ~	580,580	535,727
Verus Securitization Trust
0.918% due 02/25/64 § ~	858,706	832,646
1.031% due 02/25/66 § ~	765,265	695,123
1.052% due 01/25/66 § ~	599,942	547,715
1.155% due 01/25/66 § ~	357,217	324,798
1.373% due 09/25/66 § ~	880,645	748,609
1.829% due 10/25/66 § ~	3,130,518	2,826,413
1.977% due 03/25/60 § ~	111,050	109,126
2.226% due 05/25/60 § ~	647,206	636,870
2.724% due 01/25/60 § ~	850,859	835,736
2.913% due 07/25/59 § ~	569,655	568,951
3.000% due 11/25/59 § ~	417,554	415,509
3.100% due 11/25/59 § ~	721,567	704,764
3.117% due 07/25/59 § ~	758,661	757,624
3.288% due 01/25/67 § ~	3,344,952	3,134,225
Vista Point Securitization Trust
1.763% due 03/25/65 § ~	28,608	28,593
2.496% due 04/25/65 § ~	288,174	278,610
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 12/25/50 § ~	2,393,960	2,188,435
2.500% due 09/25/51 § ~	1,882,658	1,713,528

		127,249,510

Fannie Mae - 2.0%
due 07/14/52 #	4,740,000	4,759,441
1.982% (USD LIBOR + 1.535%) due 02/01/33 §	19,546	19,441
1.999% (USD LIBOR + 1.541%) due 01/01/35 §	2,594	2,658
2.000% due 10/01/50	712,424	622,931
2.223% (USD LIBOR + 1.609%) due 04/01/33 §	18,982	18,882
2.397% (UST + 2.215%) due 02/01/33 §	38,755	38,316
2.500% due 01/01/52	1,624,777	1,463,904
2.522% (UST + 2.256%) due 06/01/33 §	267,488	277,983
3.000% due 09/01/28—06/01/52	5,945,129	5,690,736
3.095% (UST + 2.258%) due 06/01/35 §	70,005	69,783
3.500% due 01/01/44 - 01/01/52	1,685,645	1,641,459
4.000% due 03/01/41 - 12/01/49	452,089	451,526
4.500% due 05/01/25 - 01/01/50	3,118,671	3,170,935
5.000% due 07/01/24 - 02/01/49	1,504,350	1,578,942
5.500% due 01/01/36 - 06/01/39	1,119,397	1,202,763
6.000% due 03/01/37 - 02/01/49	2,917,730	3,220,522
6.500% due 05/01/33	268,698	286,300
7.000% due 05/01/33 - 06/01/33	133,605	141,724

		24,658,246

Freddie Mac - 0.5%
due 07/14/52 #	2,525,000	2,490,626
2.076% (UST + 1.951%) due 02/01/35 §	57,072	56,335
2.225% (USD LIBOR + 1.725%) due 03/01/35 §	28,810	28,826
2.335% (UST + 2.229%) due 09/01/35 §	181,606	186,239
2.500% due 01/01/52	1,713,699	1,548,599

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.614% (UST + 2.250%) due 08/01/35 §	$166,892	$172,246
4.000% due 12/01/49	278,922	278,051
4.500% due 05/01/50	225,926	227,975
5.000% due 12/01/41	509,652	523,035
5.500% due 07/01/38 - 06/01/41	286,153	307,857
7.000% due 03/01/39	197,380	212,345
7.500% due 06/01/38	187,517	202,798

		6,234,932

Government National Mortgage Association - 0.9%
due 07/21/52 #	5,290,000	5,257,753
1.625% (UST + 1.500%) due 09/20/34 §	314,281	312,979
2.625% (UST + 1.500%) due 01/20/35 §	443,971	449,452
3.000% due 09/20/47	1,211,498	1,156,954
4.000% due 10/20/50	717,902	720,031
4.500% due 08/20/47	117,259	121,744
5.000% due 12/20/34 - 05/20/48	1,562,104	1,626,591
5.500% due 09/15/45 - 02/20/49	1,412,172	1,519,973
6.000% due 07/15/36	197,693	218,849

		11,384,326

Total Mortgage-Backed Securities (Cost $266,326,022)		253,072,097

ASSET-BACKED SECURITIES - 14.2%
AmeriCredit Automobile Receivables Trust 0.890% due 10/19/26	1,665,000	1,557,277
0.970% due 02/18/26	800,000	783,061
1.060% due 08/18/26	980,000	932,467
1.210% due 12/18/26	1,030,000	964,005
1.290% due 06/18/27	2,095,000	1,927,630
1.590% due 10/20/25	1,215,000	1,175,293
1.800% due 12/18/25	1,175,000	1,117,976
3.820% due 03/18/24	6,575,000	6,597,061
Applebee’s Funding LLC/ IHOP Funding LLC 4.194% due 06/05/49 ~	3,880,800	3,778,376
Arbor Realty Commercial Real Estate Notes Ltd.
2.394% (USD LIBOR + 1.070%) due 08/15/34 § ~	2,245,000	2,165,934
2.674% (USD LIBOR + 1.350%) due 11/15/36 § ~	1,590,000	1,549,692
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	885,585
3.350% due 09/22/25 ~	1,355,000	1,333,340
3.410% due 09/20/23 ~	567,500	567,719
4.950% due 03/20/25 ~	745,000	745,670
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	1,695,565	1,666,855
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	1,445,988	1,436,997
Bayview Opportunity Master Fund IVb Trust 3.500% due 08/28/57 § ~	1,379,941	1,367,189
Blackbird Capital Aircraft Lease Securitization Ltd. (Cayman) 2.487% due 12/16/41 § ~	911,101	851,661
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	356,284	342,884
BSPRT Issuer Ltd. (Cayman) 2.279% (SOFR + 1.500%) due 02/15/37 § ~	2,795,000	2,695,110
CarMax Auto Owner Trust
1.090% due 03/16/26	2,730,000	2,600,010
3.010% due 12/16/24	3,280,000	3,261,938
CBAM Ltd. (Cayman) 2.324% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,756,791	5,705,484

	Principal Amount	Value
Cedar Funding XIV CLO Ltd. (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/15/33 § ~	$2,230,000	$2,184,933
CIFC Funding Ltd. (Cayman) 2.234% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,990,000	3,940,125
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,084,484
2.010% due 12/16/24	1,368,801	1,362,527
3.010% due 04/15/24	158,083	158,251
Daimler Trucks Retail Trust 1.370% due 06/15/27	1,940,000	1,919,078
Dryden 86 CLO Ltd. (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/17/34 § ~	2,225,000	2,153,088
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	316,463	308,546
2.730% due 04/25/28 ~	595,548	587,825
Exeter Automobile Receivables Trust
3.020% due 06/15/28	995,000	924,865
3.850% due 07/17/28	2,130,000	2,072,846
Ford Credit Auto Lease Trust
4.180% due 10/15/25	3,385,000	3,345,094
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,355,000	1,216,326
3.520% due 07/15/30 ~	4,155,000	4,140,954
Ford Credit Floorplan Master Owner Trust Class A 1.420% due 09/15/25	1,885,000	1,817,361
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,248,699
2.560% due 07/22/24	860,000	852,626
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	953,291
1.490% due 12/16/24	328,557	326,077
GMF Floorplan Owner Revolving Trust 1.030% due 08/15/25 ~	830,000	801,987
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	273,886	270,041
2.740% due 02/25/39 ~	921,417	888,877
2.960% due 12/26/28 ~	76,342	74,755
Hyundai Auto Receivables Trust
1.410% due 11/15/24	937,807	929,079
1.600% due 12/15/26	1,360,000	1,293,535
2.940% due 05/15/25	1,340,000	1,334,758
KKR CLO 29 Ltd. (Cayman) 2.244% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,454,738
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	762,524	758,081
Madison Park Funding XXIII Ltd. (Cayman)
2.195% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,610,000	2,572,373
2.775% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,615,756
Madison Park Funding XXXIII Ltd. (Cayman) 2.136% (SOFR + 1.290%) due 10/15/32 § ~	3,565,000	3,487,890
Magnetite XXV Ltd. (Cayman) 2.384% (USD LIBOR + 1.200%) due 01/25/32 § ~	670,000	657,656
MF1 Ltd. (Cayman) 2.692% (USD LIBOR + 1.080%) due 10/16/36 § ~	1,635,000	1,585,203
MVW LLC 2.730% due 10/20/37 ~	343,868	328,011
MVW Owner Trust
2.420% due 12/20/34 ~	146,187	143,519

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.750% due 12/20/34 ~	$49,782	$48,693
2.890% due 11/20/36 ~	1,046,823	1,012,730
2.990% due 12/20/34 ~	134,334	130,949
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	591,546	555,063
1.220% due 07/15/69 ~	488,827	466,875
1.310% due 01/15/69 ~	308,645	287,868
1.690% due 05/15/69 ~	887,398	838,862
2.150% due 11/15/68 ~	4,515,555	4,186,645
2.230% due 07/15/70 ~	3,177,250	2,962,241
2.400% due 10/15/68 ~	701,024	675,801
2.460% due 11/15/68 ~	1,260,042	1,195,642
2.640% due 05/15/68 ~	1,422,442	1,374,899
3.420% due 01/15/43 ~	1,959,086	1,924,960
Navistar Financial Dealer Note Master Trust
2.574% (USD LIBOR + 0.950%) due 07/25/25 § ~	1,599,000	1,598,634
2.974% (USD LIBOR + 1.350%) due 07/25/25 § ~	1,720,000	1,720,329
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	1,189,574	1,093,559
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman) 2.444% (USD LIBOR + 1.400%) due 10/18/30 § ~	1,755,000	1,678,886
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 2.034% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,671,026
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 2.104% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,063,058
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	456,927	452,890
OCP CLO Ltd. (Cayman)
2.183% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,129,169	4,083,046
2.594% (USD LIBOR + 1.550%) due 07/15/30 § ~	2,710,000	2,613,014
Octane Receivables Trust
1.210% due 09/20/28 ~	1,057,739	1,023,112
4.900% due 05/22/28 ~	1,290,000	1,270,740
Palmer Square CLO Ltd. (Cayman) 2.491% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,505,000	4,407,166
Santander Bank NA - SBCLN 1.833% due 12/15/31 ~	402,550	391,350
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,734,034
Santander Drive Auto Receivables Trust
0.690% due 03/17/25	282,749	282,512
1.010% due 01/15/26	1,610,000	1,587,148
3.760% due 07/16/29	3,340,000	3,231,967
Santander Retail Auto Lease Trust
1.110% due 03/20/26 ~	1,290,000	1,204,522
2.520% due 11/20/24 ~	1,245,000	1,219,879
2.880% due 06/20/24 ~	3,130,000	3,120,318
3.850% due 03/22/27 ~	990,000	971,258
Sierra Timeshare Receivables Funding LLC 3.510% due 07/20/37 ~	480,110	460,050
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	1,595,804	1,447,782
1.310% due 07/17/51 ~	2,738,811	2,542,890
1.600% due 09/15/54 ~	4,800,002	4,409,103
2.044% (USD LIBOR + 0.720%) due 01/15/37 § ~	2,165,617	2,121,900
2.824% (USD LIBOR + 1.500%) due 04/15/32 § ~	1,411,190	1,411,393

	Principal Amount	Value
Symphony CLO XXIII Ltd. (Cayman) 2.064% (USD LIBOR + 1.020%) due 01/15/34 § ~	$3,645,000	$3,566,632
Symphony CLO XXVI Ltd. (Cayman) 2.143% (USD LIBOR + 1.080%) due 04/20/33 § ~	1,110,000	1,087,706
Symphony Static CLO I Ltd. (Cayman) 2.634% (USD LIBOR + 1.450%) due 10/25/29 § ~	2,825,000	2,714,426
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,014,248
World Omni Auto Receivables Trust
1.640% due 08/17/26	825,000	795,570
2.550% due 09/15/28	1,105,000	1,052,838
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,166,659
1.250% due 10/15/26	1,375,000	1,326,297

Total Asset-Backed Securities (Cost $182,546,046)		176,999,639

U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Notes - 14.4%
0.125% due 04/30/23 ‡	1,690,000	1,652,043
0.875% due 01/31/24 ‡	7,080,000	6,852,112
1.750% due 03/15/25	58,565,000	56,627,322
2.250% due 03/31/24	30,160,000	29,784,178
2.500% due 04/30/24	20,130,000	19,957,401
2.500% due 05/31/24	7,560,000	7,492,373
2.750% due 05/15/25	57,850,000	57,411,606

		179,777,035

Total U.S. Treasury Obligations (Cost $181,459,174)		179,777,035

FOREIGN GOVERNMENT BONDS & NOTES - 0.1%
Korea Hydro & Nuclear Power Co. Ltd. (South Korea) 1.250% due 04/27/26 ~	1,790,000	1,629,561

Total Foreign Government Bonds & Notes (Cost $1,782,077)		1,629,561

MUNICIPAL BONDS - 0.2%
Golden State Tobacco Securitization Corp. 1.711% due 06/01/24	1,505,000	1,447,495
Long Island Power Authority 0.764% due 03/01/23	720,000	708,833

Total Municipal Bonds (Cost $2,225,000)		2,156,328

SHORT-TERM INVESTMENTS - 3.3%
Corporate Bonds & Notes - 0.0%
Pacific Gas & Electric Co. 2.371% (SOFR + 1.150%) due 11/14/22 §	350,000	348,596

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 3.3%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $40,924,418; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $41,742,674)	$40,924,145	$40,924,145

Total Short-Term Investments (Cost $41,274,145)		41,272,741

TOTAL INVESTMENTS - 100.8% (Cost $1,304,907,997)		1,258,607,838

DERIVATIVES - (0.1%)		(1,581,911)

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(8,258,335)

NET ASSETS - 100.0%		$1,248,767,592

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	48.3%
Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.4%
Asset-Backed Securities	14.2%
Short-Term Investments	3.3%
Others (each less than 3.0%)	0.3%

	100.8%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	As of June 30, 2022, investments with a total aggregate value of $1,477,700 were fully or partially segregated with the broker(s)/ custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/22	1,237	$261,153,821	$259,789,329	($1,364,492)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/22	527	58,890,045	59,155,750	(265,705)
U.S. Treasury 10-Year Notes	09/22	134	15,927,398	15,883,187	44,211
U.S. Treasury Ultra 10-Year Notes	09/22	2	258,825	254,750	4,075

					(217,419)

Total Futures Contracts					($1,581,911)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$603,700,437	$-	$603,700,437	$-
	Mortgage-Backed Securities	253,072,097	-	253,072,097	-
	Asset-Backed Securities	176,999,639	-	176,999,639	-
	U.S. Treasury Obligations	179,777,035	-	179,777,035	-
	Foreign Government Bonds & Notes	1,629,561	-	1,629,561	-
	Municipal Bonds	2,156,328	-	2,156,328	-
	Short-Term Investments	41,272,741	-	41,272,741	-
	Derivatives:
	Interest Rate Contracts
	Futures	48,286	48,286	-	-

	Total Assets	1,258,656,124	48,286	1,258,607,838	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(1,630,197)	(1,630,197)	-	-

	Total Liabilities	(1,630,197)	(1,630,197)	-	-

	Total	$1,257,025,927	($1,581,911)	$1,258,607,838	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.2%
Azerbaijan - 1.2%
International Bank of Azerbaijan OJSC 3.500% due 09/01/24 ~	$1,850,000	$1,794,500
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	950,000	934,994

		2,729,494

Brazil - 1.8%
CSN Inova Ventures 6.750% due 01/28/28 ~	1,800,000	1,573,092
Itau Unibanco Holding SA 6.125% due 12/12/22 ~	1,450,000	1,392,326
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	1,500,000	1,196,018

		4,161,436

Chile – 1.2%
Alfa Desarrollo SpA 4.550% due 09/27/51 ~	1,007,277	725,693
Antofagasta PLC 5.625% due 05/13/32 ~	2,100,000	2,026,500

		2,752,193

China - 2.6%
Agile Group Holdings Ltd.
5.500% due 04/21/25 ~	450,000	148,500
5.500% due 05/17/26 ~	200,000	65,412
6.050% due 10/13/25 ~	250,000	81,837
Kaisa Group Holdings Ltd.
9.950% due 07/23/25 ~	500,000	68,102
10.875% due 07/23/23 ~	500,000	69,345
Logan Group Co. Ltd.
4.250% due 07/12/25 ~	700,000	154,184
4.850% due 12/14/26 ~	375,000	81,822
5.250% due 10/19/25 ~	200,000	43,697
5.750% due 01/14/25 ~	200,000	44,323
Powerlong Real Estate Holdings Ltd.
4.900% due 05/13/26 ~	400,000	64,000
6.250% due 08/10/24 ~	300,000	52,500
6.950% due 07/23/23 ~	300,000	57,000
Prosus NV 3.257% due 01/19/27 ~	3,300,000	2,870,565
Sunac China Holdings Ltd.
5.950% due 04/26/24 * Y ~	325,000	49,562
6.800% due 10/20/24 * Y ~	1,025,000	151,260
7.000% due 07/09/25 * Y ~	200,000	30,000
Tencent Holdings Ltd.
3.680% due 04/22/41 ~	600,000	477,546
3.925% due 01/19/38 ~	1,550,000	1,325,122
4.525% due 04/11/49 ~	325,000	286,571

		6,121,348

Colombia - 0.1%
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 1,198,000,000	231,099

Czech Republic - 0.7%
Energo-Pro AS 8.500% due 02/04/27 ~	$1,725,000	1,647,608

Ghana - 1.0%
Kosmos Energy Ltd.
7.125% due 04/04/26 ~	1,400,000	1,191,953
7.500% due 03/01/28 ~	1,350,000	1,121,216

		2,313,169

	Principal Amount	Value
Hong Kong - 0.6%
Melco Resorts Finance Ltd.
5.250% due 04/26/26 ~	$350,000	$247,373
5.625% due 07/17/27 ~	675,000	453,448
5.750% due 07/21/28 ~	1,050,000	677,250

		1,378,071

India - 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/30 ~	1,950,000	1,594,269

Israel - 5.7%
Bank Hapoalim BM 3.255% due 01/21/32 ~	3,175,000	2,730,500
Energean Israel Finance Ltd.
4.875% due 03/30/26 ~	2,500,000	2,215,750
5.375% due 03/30/28 ~	2,500,000	2,124,125
ICL Group Ltd. 6.375% due 05/31/38 ~	1,725,000	1,716,375
Leviathan Bond Ltd.
5.750% due 06/30/23 ~	1,150,000	1,137,019
6.125% due 06/30/25 ~	1,650,000	1,557,761
6.500% due 06/30/27 ~	2,100,000	1,945,860

		13,427,390

Macau - 0.3%
Studio City Finance Ltd. 5.000% due 01/15/29 ~	1,200,000	621,414

Malaysia - 2.4%
1MDB Global Investments Ltd. 4.400% due 03/09/23 ~	5,700,000	5,528,172

Mexico - 4.9%
Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	2,200,000	1,826,000
Cemex SAB de CV 5.125% due 06/08/26 ~	1,050,000	894,238
Comision Federal de Electricidad 5.000% due 09/29/36 ~	2,054,000	1,932,855
Petroleos Mexicanos
5.350% due 02/12/28	1,650,000	1,313,763
5.950% due 01/28/31	950,000	697,728
6.625% due 06/15/35	500,000	342,540
6.700% due 02/16/32	1,500,000	1,146,900
6.750% due 09/21/47	2,562,000	1,590,887
6.840% due 01/23/30	2,300,000	1,815,930

		11,560,841

Netherlands - 0.6%
United Group BV
4.000% due 11/15/27 ~	EUR 450,000	358,924
4.625% due 08/15/28 ~	1,400,000	1,128,017

		1,486,941

Nigeria - 0.4%
IHS Holding Ltd. 5.625% due 11/29/26 ~	$1,275,000	1,050,957

Qatar - 0.7%
QIB Sukuk Ltd. 3.982% due 03/26/24 ~	1,600,000	1,606,680

Saudi Arabia - 0.6%
SA Global Sukuk Ltd. 0.946% due 06/17/24 ~	1,400,000	1,322,944

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
South Africa - 3.5%
Absa Group Ltd. 6.375% due 05/27/26 ~	$1,950,000	$1,770,405
Sasol Financing USA LLC
4.375% due 09/18/26	2,250,000	1,986,604
5.500% due 03/18/31	1,700,000	1,311,686
Stillwater Mining Co.
4.000% due 11/16/26 ~	2,750,000	2,298,312
4.500% due 11/16/29 ~	1,200,000	951,000

		8,318,007

Supranational - 0.9%
Africa Finance Corp. 2.875% due 04/28/28 ~	2,500,000	2,169,750

Ukraine - 0.1%
NPC Ukrenergo 6.875% due 11/09/26 ~	1,375,000	350,130

United Arab Emirates - 1.7%
Galaxy Pipeline Assets Bidco Ltd. 2.160% due 03/31/34 ~	4,564,085	3,889,414

United States - 0.3%
LCPR Senior Secured Financing DAC 5.125% due 07/15/29 ~	1,000,000	836,905

Venezuela - 1.2%
Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	85,562
8.500% due 10/27/22 * Y ~	13,068,500	2,352,330
9.000% due 11/17/22 * Y ~	1,780,581	109,951
9.750% due 05/17/35 * Y ~	2,733,498	128,133
12.750% due 02/17/23 * Y ~	1,152,000	71,136

		2,747,112

Total Corporate Bonds & Notes (Cost $102,627,890)		77,845,344

CONVERTIBLE CORPORATE BONDS & NOTES - 0.9%
United Arab Emirates - 0.9%
Abu Dhabi National Oil Co. 0.700% due 06/04/24 ~	2,200,000	2,035,000

Total Convertible Corporate Bonds & Notes (Cost $2,067,589)		2,035,000

FOREIGN GOVERNMENT BONDS & NOTES - 52.6%
Angola - 2.4%
Angolan Government
8.000% due 11/26/29 ~	1,450,000	1,151,952
8.750% due 04/14/32 ~	3,975,000	3,191,941
9.125% due 11/26/49 ~	1,675,000	1,191,679
9.375% due 05/08/48 ~	200,000	145,510

		5,681,082

Argentina - 2.2%
Argentine Republic Government
0.500% due 07/09/30 §	11,700,000	2,775,048
1.125% due 07/09/35 §	8,050,000	1,743,823
2.000% due 01/09/38 §	1,100,000	314,572
2.500% due 07/09/41 §	1,150,000	310,167

		5,143,610

	Principal Amount	Value
Bahamas - 1.0%
Bahamas Government
6.000% due 11/21/28 ~	$2,675,000	$1,901,594
9.000% due 06/16/29 ~	450,000	362,250

		2,263,844

Brazil - 4.9%
Brazil Notas do Tesouro Nacional Class F 10.000% due 01/01/27	BRL 66,300,000	11,513,781

Colombia - 2.0%
Colombia Government
5.000% due 06/15/45	$725,000	487,236
5.200% due 05/15/49	1,150,000	782,919
5.625% due 02/26/44	2,750,000	1,985,314
6.125% due 01/18/41	1,850,000	1,455,751

		4,711,220

Dominican Republic - 1.3%
Dominican Republic
4.500% due 01/30/30 ~	500,000	402,784
4.875% due 09/23/32 ~	1,925,000	1,485,979
6.000% due 02/22/33 ~	1,325,000	1,107,115

		2,995,878

Ecuador - 1.5%
Ecuador Government
0.500% due 07/31/40 § ~	1,600,000	657,032
1.000% due 07/31/35 § ~	3,550,000	1,720,170
5.000% due 07/31/30 § ~	1,625,000	1,058,316

		3,435,518

Egypt - 1.7%
Egypt Government
7.903% due 02/21/48 ~	2,175,000	1,250,234
8.500% due 01/31/47 ~	3,593,000	2,139,405
8.875% due 05/29/50 ~	800,000	488,308

		3,877,947

El Salvador - 1.0%
El Salvador Government
6.375% due 01/18/27 ~	650,000	222,800
7.625% due 02/01/41 ~	1,925,000	613,961
7.650% due 06/15/35 ~	1,330,000	436,518
7.125% due 01/20/50 ~	2,875,000	920,197
7.625% due 09/21/34 ~	500,000	155,881

		2,349,357

Hungary - 1.8%
Hungary Government 5.250% due 06/16/29 ~	4,200,000	4,195,590

Indonesia - 2.1%
Indonesia Treasury 5.500% due 04/15/26	IDR 75,500,000,000	4,979,275

Iraq - 2.6%
Iraq Government 5.800% due 01/15/28 ~	$6,862,500	6,185,206

Ivory Coast - 2.4%
Ivory Coast Government
4.875% due 01/30/32 ~	EUR 6,575,000	4,976,843
5.875% due 10/17/31 ~	686,000	564,188

		5,541,031

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Mexico - 4.7%
Mexican Bonos 7.750% due 11/23/34	MXN 231,800,000	$10,410,050
Mexico Government 4.350% due 01/15/47	$950,000	727,484

		11,137,534

Nigeria - 2.3%
Nigeria Government
7.143% due 02/23/30 ~	2,575,000	1,826,962
8.250% due 09/28/51 ~	2,050,000	1,282,716
8.375% due 03/24/29 ~	2,875,000	2,195,781

		5,305,459

Oman - 1.9%
Oman Government
6.500% due 03/08/47 ~	1,750,000	1,474,760
6.750% due 01/17/48 ~	3,225,000	2,791,399
7.000% due 01/25/51 ~	275,000	243,230

		4,509,389

Poland - 1.5%
Republic of Poland Government
4.000% due 01/22/24	1,000,000	1,001,544
7.586% due 07/25/24	PLN 13,200,000	2,531,543

		3,533,087

Romania - 2.8%
Romanian Government
1.375% due 12/02/29 ~	EUR 650,000	493,189
2.000% due 01/28/32 ~	975,000	699,695
2.000% due 04/14/33 ~	3,425,000	2,336,222
2.750% due 04/14/41 ~	1,075,000	660,449
2.875% due 04/13/42 ~	975,000	601,574
3.750% due 02/07/34 ~	2,025,000	1,599,880
3.875% due 10/29/35 ~	325,000	252,784

		6,643,793

Saudi Arabia - 1.6%
Saudi Government
4.500% due 10/26/46 ~	$3,625,000	3,315,135
4.625% due 10/04/47 ~	475,000	440,850

		3,755,985

South Africa - 4.8%
Republic of South Africa Government
5.000% due 10/12/46	3,075,000	1,992,538
5.650% due 09/27/47	425,000	291,274
5.750% due 09/30/49	2,800,000	1,920,814
7.300% due 04/20/52	1,825,000	1,464,015
8.750% due 01/31/44	ZAR 1,000	48
8.750% due 02/28/48	2,000	95
8.875% due 02/28/35	109,890,000	5,664,802

		11,333,586

South Korea - 1.6%
Korea Development Bank 1.805% (USD LIBOR + 0.350%) due 02/18/23 §	$2,400,000	2,399,704
Korea Government 3.875% due 09/11/23 1,300,000		1,312,614

		3,712,318

Sri Lanka - 1.1%
Sri Lanka Government
5.750% due 04/18/23 * Y ~	200,000	64,904
6.200% due 05/11/27 * Y ~	800,000	260,252
6.350% due 06/28/24 * Y ~	400,000	129,952
6.825% due 07/18/26 Y ~	2,064,000	716,456
6.850% due 11/03/25 * Y ~	4,450,000	1,467,537

		2,639,101

	Principal Amount	Value
Tunisia - 1.3%
Tunisian Republic
5.625% due 02/17/24 ~	EUR 600,000	$370,439
5.750% due 01/30/25 ~	$1,300,000	726,610
6.375% due 07/15/26 ~	EUR 3,300,000	1,882,318

		2,979,367

Ukraine - 1.2%
State Agency of Roads of Ukraine
6.250% due 06/24/28 ~	$3,600,000	917,672
Ukraine Government
1.258% due 05/31/40 § ~	2,875,000	729,065
6.876% due 05/21/29 ~	1,100,000	272,580
7.750% due 09/01/25 ~	600,000	152,100
7.750% due 09/01/26 ~	2,450,000	645,134

		2,716,551

Venezuela - 0.6%
Venezuela Government
7.750% due 10/13/22 * Y ~	913,000	70,758
8.250% due 10/13/24 * Y ~	1,784,900	151,717
9.000% due 05/07/23 * Y ~	816,000	69,360
9.250% due 09/15/27 * Y	2,467,000	215,862
9.250% due 05/07/28 * Y ~	1,282,000	112,175
11.750% due 10/21/26 * Y ~	7,749,400	678,072
12.750% due 08/23/22 * Y ~	1,624,000	142,100

		1,440,044

Zambia - 0.3%
Zambia Government 8.500% due 04/14/24 * Y ~	1,250,000	762,226

Total Foreign Government Bonds & Notes (Cost $159,616,547)		123,341,779

SHORT-TERM INVESTMENT - 7.1%
Repurchase Agreement - 7.1%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $16,602,145; collateralized by U.S. Treasury Notes: 1.500% - 2.000% due 11/15/26 - 01/31/27 and value $16,934,082)	16,602,034	16,602,034

Total Short-Term Investment (Cost $16,602,034)		16,602,034

TOTAL INVESTMENTS - 93.8% (Cost $280,914,060)		219,824,157

DERIVATIVES - 0.1%		86,035

OTHER ASSETS & LIABILITIES, NET - 6.1%		14,368,713

NET ASSETS - 100.0%		$234,278,905

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	52.6%
Corporate Bonds & Notes	33.2%
Short-Term Investment	7.1%
Others (each less than 3.0%)	0.9%

93.8%
Derivatives	0.1%
Other Assets & Liabilities, Net	6.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Mexico	9.6%
South Africa	8.3%
United States (Includes Short-Term Investment)	7.4%
Brazil	6.7%
Israel	5.7%
Others (each less than 3.0%)	56.1%

93.8%
Derivatives	0.1%
Other Assets & Liabilities, Net	6.1%

100.0%

(c)	Investments with a total aggregate value of $7,819,305 or 3.3% of the Fund’s net assets were in default as of June 30, 2022.

(d)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	09/22	35	$5,608,595	$5,456,990	$151,605
U.S. Treasury 5-Year Notes	09/22	106	11,610,109	11,898,500	(288,391)

Total Futures Contracts					($136,786)

(e)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CLP	6,550,000,000	USD	7,399,458	07/22	HSB	$-	($293,185)
COP	14,700,000,000	USD	3,624,439	07/22	CIT	-	(96,555)
CZK	113,800,000	USD	4,847,066	07/22	JPM	-	(38,971)
EUR	325,000	USD	343,005	07/22	HSB	-	(2,204)
EUR	175,000	USD	182,593	07/22	HSB	914	-
HUF	1,821,000,000	USD	4,827,756	07/22	JPM	-	(29,972)
PLN	21,400,000	USD	4,853,357	07/22	JPM	-	(91,636)
USD	8,373,537	BRL	44,300,000	07/22	CIT	-	(39,403)
USD	3,559,778	CLP	3,350,000,000	07/22	CIT	-	(74,728)
USD	3,391,566	CLP	3,200,000,000	07/22	HSB	-	(80,201)
USD	9,706,076	CNH	65,250,000	07/22	JPM	-	(41,240)
USD	3,525,180	COP	14,700,000,000	07/22	JPM	-	(2,704)
USD	291,153	EUR	275,000	07/22	HSB	2,783	-
USD	16,916,015	EUR	16,099,844	07/22	JPM	33,439	-
USD	4,956,971	IDR	72,000,000,000	07/22	JPM	144,190	-
USD	4,709,694	MXN	95,400,000	07/22	JPM	-	(17,180)
USD	4,680,217	TRY	84,000,000	07/22	JPM	-	(283,517)
USD	8,614,836	ZAR	138,100,000	07/22	CIT	143,565	-
USD	1,645,706	ZAR	27,000,000	07/22	JPM	-	(10,517)

Total Forward Foreign Currency Contracts						$324,891	($1,102,013)

(f)	Swap agreements outstanding as of June 30, 2022 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.110%	1-Day INR OIS	S/S	LCH	06/15/27	INR 1,275,000,000	($522,879)	$30,700	($553,579)
5.130%	6-Month CZK-PRIBOR	S/A	LCH	09/21/27	CZK 564,500,000	(235,192)	-	(235,192)
6.670%	6-Month PLN-WIBOR	S/A	LCH	09/21/27	PLN 68,900,000	(129,887)	-	(129,887)

						($887,958)	$30,700	($918,658)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.870%	1-Day INR OIS	S/S	LCH	06/15/24	INR 1,170,000,000	$218,468	$9,899	$208,569
6.110%	1-Day INR OIS	S/S	LCH	06/15/27	2,794,000,000	1,145,822	-	1,145,822
2.790%	6-Month THB FIX	Q/Q	LCH	09/21/27	THB 187,000,000	(15,034)	-	(15,034)
3.223%	3-Month KRW-KWCDC	Q/Q	LCH	09/21/27	KRW 28,800,000,000	319,351	-	319,351
4.812%	6-Month CZK-PRIBOR	A/S	LCH	09/21/32	CZK 313,000,000	101,598	-	101,598
6.363%	6-Month PLN-WIBOR	A/S	LCH	09/21/32	PLN 39,200,000	158,295	-	158,295

						$1,928,500	$9,899	$1,918,601

Total Swap Agreements						$1,040,542	$40,599	$999,943

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$40,599	$1,933,635
Liabilities	-	(933,692)

	$40,599	$999,943

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$77,845,344	$-	$77,845,344	$-
	Convertible Corporate Bonds & Notes	2,035,000	-	2,035,000	-
	Foreign Government Bonds & Notes	123,341,779	-	123,341,779	-
	Short-Term Investment	16,602,034	-	16,602,034	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	324,891	-	324,891	-
	Interest Rate Contracts
	Futures	151,605	151,605	-	-
	Swaps	1,933,635	-	1,933,635	-

	Total Interest Rate Contracts	2,085,240	151,605	1,933,635	-

	Total Asset - Derivatives	2,410,131	151,605	2,258,526	-

	Total Assets	222,234,288	151,605	222,082,683	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,102,013)	-	(1,102,013)	-
	Interest Rate Contracts
	Futures	(288,391)	(288,391)	-	-
	Swaps	(933,692)	-	(933,692)	-

	Total Interest Rate Contracts	(1,222,083)	(288,391)	(933,692)	-

	Total Liabilities - Derivatives	(2,324,096)	(288,391)	(2,035,705)	-

	Total Liabilities	(2,324,096)	(288,391)	(2,035,705)	-

	Total	$219,910,192	($136,786)	$220,046,978	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Basic Materials - 3.1%
Air Products & Chemicals, Inc.	25,893	$6,226,749
Linde PLC (United Kingdom)	46,192	13,281,586
Nutrien Ltd. (Canada)	48,200	3,841,058
RPM International, Inc.	71,355	5,617,065
Sherwin-Williams Co.	53,704	12,024,863

		40,991,321

Communications - 1.5%
Comcast Corp. Class A	255,590	10,029,352
Walt Disney Co.*	98,666	9,314,070

		19,343,422

Consumer, Cyclical - 9.5%
Costco Wholesale Corp.	15,232	7,300,393
Cummins, Inc.	31,016	6,002,526
Dollar General Corp.	92,644	22,738,543
Hilton Worldwide Holdings, Inc.	107,148	11,940,573
Home Depot, Inc.	55,848	15,317,431
Las Vegas Sands Corp.*	143,108	4,806,998
Marriott International, Inc. Class A	24,320	3,307,763
McDonald’s Corp.	61,896	15,280,885
NIKE, Inc. Class B	46,610	4,763,542
Ross Stores, Inc.	178,205	12,515,337
Tractor Supply Co.	27,926	5,413,455
Walmart, Inc.	76,900	9,349,502
Yum! Brands, Inc.	65,033	7,381,896

		126,118,844

Consumer, Non-Cyclical - 27.6%
AbbVie, Inc.	153,623	23,528,899
AstraZeneca PLC ADR (United Kingdom)	245,344	16,209,878
Automatic Data Processing, Inc.	45,291	9,512,922
Avery Dennison Corp.	69,812	11,300,468
Becton Dickinson & Co.	71,945	17,736,601
Cigna Corp.	47,888	12,619,446
Cintas Corp.	5,262	1,965,515
Coca-Cola Co.	309,667	19,481,151
Colgate-Palmolive Co.	50,628	4,057,328
Danaher Corp.	123,622	31,340,649
Diageo PLC (United Kingdom)	126,148	5,448,673
Eli Lilly & Co.	49,177	15,944,659
Equifax, Inc.	28,083	5,133,011
Johnson & Johnson	96,599	17,147,288
Keurig Dr Pepper, Inc.	128,300	4,540,537
Kimberly-Clark Corp.	32,700	4,419,405
McCormick & Co., Inc.	45,953	3,825,587
Medtronic PLC	67,952	6,098,692
Mondelez International, Inc. Class A	304,530	18,908,268
Nestle SA (Switzerland)	62,667	7,324,060
PepsiCo, Inc.	110,471	18,411,097
Philip Morris International, Inc.	123,071	12,152,031
S&P Global, Inc.	20,587	6,939,054
Stryker Corp.	65,551	13,040,060
Thermo Fisher Scientific, Inc.	45,272	24,595,372
UnitedHealth Group, Inc.	76,831	39,462,707
Zoetis, Inc.	82,505	14,181,784

		365,325,142

Energy - 1.9%
EOG Resources, Inc.	118,365	13,072,231
TotalEnergies SE (France)	226,463	11,920,325

		24,992,556

	Shares	Value
Financial - 18.3%
American Express Co.	43,812	$6,073,219
American Tower Corp. REIT	68,000	17,380,120
Aon PLC Class A	47,055	12,689,792
Bank of America Corp.	383,064	11,924,782
Charles Schwab Corp.	244,851	15,469,686
Chubb Ltd.	129,761	25,508,417
CME Group, Inc.	40,512	8,292,806
Crown Castle International Corp. REIT	53,586	9,022,811
Equity Residential REIT	243,144	17,559,860
Goldman Sachs Group, Inc.	23,700	7,039,374
Hartford Financial Services Group, Inc.	110,100	7,203,843
JPMorgan Chase & Co.	179,845	20,252,346
Marsh & McLennan Cos., Inc.	159,646	24,785,042
Morgan Stanley	181,205	13,782,452
Progressive Corp.	60,421	7,025,150
Visa, Inc. Class A	127,775	25,157,620
Wells Fargo & Co.	340,321	13,330,374

		242,497,694

Industrial - 13.9%
Agilent Technologies, Inc.	110,498	13,123,847
Amphenol Corp. Class A	126,269	8,129,198
Ball Corp.	155,479	10,692,291
Deere & Co.	7,565	2,265,490
General Electric Co.	217,082	13,821,611
Honeywell International, Inc.	103,044	17,910,078
Howmet Aerospace, Inc.	170,538	5,363,420
Illinois Tool Works, Inc.	56,751	10,342,870
JB Hunt Transport Services, Inc.	44,031	6,933,562
Northrop Grumman Corp.	28,763	13,765,109
Old Dominion Freight Line, Inc.	26,400	6,765,792
Otis Worldwide Corp.	84,300	5,957,481
Rockwell Automation, Inc.	9,068	1,807,343
Sealed Air Corp.	133,937	7,730,844
TE Connectivity Ltd.	95,768	10,836,149
Trane Technologies PLC	22,400	2,909,088
Union Pacific Corp.	68,433	14,595,390
United Parcel Service, Inc. Class B	76,767	14,013,048
Waste Connections, Inc.	133,029	16,490,275

		183,452,886

Technology - 16.5%
Accenture PLC Class A	88,418	24,549,258
Apple, Inc.	328,345	44,891,328
Applied Materials, Inc.	67,618	6,151,886
Broadridge Financial Solutions, Inc.	80,142	11,424,242
Fidelity National Information Services, Inc.	143,452	13,150,245
KLA Corp.	8,300	2,648,364
Microchip Technology, Inc.	109,936	6,385,083
Microsoft Corp.	268,726	69,016,898
QUALCOMM, Inc.	39,606	5,059,270
Roper Technologies, Inc.	45,175	17,828,314
Texas Instruments, Inc.	115,525	17,750,416

		218,855,304

Utilities - 4.3%
Ameren Corp.	147,588	13,336,052
Atmos Energy Corp.	71,713	8,039,027
CMS Energy Corp.	180,859	12,207,982
NextEra Energy, Inc.	180,063	13,947,680
WEC Energy Group, Inc.	88,618	8,918,516

		56,449,257

Total Common Stocks (Cost $940,391,167)		1,278,026,426

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 3.3%
Repurchase Agreement - 3.3%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $43,329,097; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $44,195,453)	$43,328,808	$43,328,808

Total Short-Term Investment (Cost $43,328,808)		43,328,808

TOTAL INVESTMENTS - 99.9% (Cost $983,719,975)		1,321,355,234

OTHER ASSETS & LIABILITIES, NET - 0.1%		970,980

NET ASSETS - 100.0%		$1,322,326,214

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.6%
Financial	18.3%
Technology	16.5%
Industrial	13.9%
Consumer, Cyclical	9.5%
Utilities	4.3%
Short-Term Investment	3.3%
Basic Materials	3.1%
Others (each less than 3.0%)	3.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$40,991,321	$40,991,321	$-	$-
	Communications	19,343,422	19,343,422	-	-
	Consumer, Cyclical	126,118,844	126,118,844	-	-
	Consumer, Non-Cyclical	365,325,142	352,552,409	12,772,733	-
	Energy	24,992,556	13,072,231	11,920,325	-
	Financial	242,497,694	242,497,694	-	-
	Industrial	183,452,886	183,452,886	-	-
	Technology	218,855,304	218,855,304	-	-
	Utilities	56,449,257	56,449,257	-	-

	Total Common Stocks	1,278,026,426	1,253,333,368	24,693,058	-

	Short-Term Investment	43,328,808	-	43,328,808	-

	Total	$1,321,355,234	$1,253,333,368	$68,021,866	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Basic Materials - 2.1%
Air Products & Chemicals, Inc.	24,737	$5,948,754
Albemarle Corp.	13,079	2,733,249
Celanese Corp.	12,079	1,420,611
CF Industries Holdings, Inc.	22,943	1,966,903
Dow, Inc.	82,081	4,236,200
DuPont de Nemours, Inc.	57,448	3,192,960
Eastman Chemical Co.	14,195	1,274,285
Ecolab, Inc.	27,723	4,262,689
FMC Corp.	13,541	1,449,022
Freeport-McMoRan, Inc.	162,032	4,741,056
International Flavors & Fragrances, Inc.	28,954	3,449,000
International Paper Co.	41,666	1,742,889
Linde PLC (United Kingdom)	56,382	16,211,516
LyondellBasell Industries NV Class A	29,047	2,540,451
Mosaic Co.	40,255	1,901,244
Newmont Corp.	88,971	5,308,900
Nucor Corp.	29,232	3,052,113
PPG Industries, Inc.	26,137	2,988,505
Sherwin-Williams Co.	26,913	6,026,090

		74,446,437

Communications - 12.7%
Alphabet, Inc. Class A *	33,694	73,427,987
Alphabet, Inc. Class C *	30,894	67,579,080
Amazon.com, Inc. *	980,254	104,112,777
Arista Networks, Inc. *	25,070	2,350,062
AT&T, Inc.	802,168	16,813,441
Booking Holdings, Inc. *	4,515	7,896,690
CDW Corp.	15,307	2,411,771
Charter Communications, Inc. Class A *	12,975	6,079,177
Cisco Systems, Inc.	465,388	19,844,144
Comcast Corp. Class A	500,835	19,652,765
Corning, Inc.	86,884	2,737,715
DISH Network Corp. Class A *	31,298	561,173
eBay, Inc.	62,719	2,613,501
Etsy, Inc. *	14,276	1,045,146
Expedia Group, Inc. *	17,141	1,625,481
F5, Inc. *	6,322	967,519
FactSet Research Systems, Inc.	4,179	1,607,118
Fox Corp. Class A	34,199	1,099,840
Fox Corp. Class B	14,368	426,730
Interpublic Group of Cos., Inc.	41,585	1,144,835
Juniper Networks, Inc.	36,259	1,033,382
Lumen Technologies, Inc.	106,857	1,165,810
Match Group, Inc. *	32,299	2,250,917
Meta Platforms, Inc. Class A *	256,941	41,431,736
Motorola Solutions, Inc.	18,729	3,925,598
Netflix, Inc. *	50,165	8,772,354
News Corp. Class A	44,294	690,101
News Corp. Class B	17,798	282,810
NortonLifeLock, Inc.	65,904	1,447,252
Omnicom Group, Inc.	22,852	1,453,616
Paramount Global Class B	68,683	1,695,096
T-Mobile US, Inc. *	66,006	8,880,447
Twitter, Inc. *	85,454	3,195,125
VeriSign, Inc. *	10,715	1,792,941
Verizon Communications, Inc.	470,528	23,879,296
Walt Disney Co. *	204,253	19,281,483
Warner Bros Discovery, Inc. *	247,970	3,327,757

		458,502,673

Consumer, Cyclical - 9.0%
Advance Auto Parts, Inc.	6,813	1,179,262
Alaska Air Group, Inc. *	13,969	559,458
American Airlines Group, Inc. *	73,874	936,722
Aptiv PLC *	30,924	2,754,401

	Shares	Value
AutoZone, Inc. *	2,224	$4,779,643
Bath & Body Works, Inc.	27,340	735,993
Best Buy Co., Inc.	22,158	1,444,480
BorgWarner, Inc.	27,071	903,359
Caesars Entertainment, Inc. *	23,222	889,403
CarMax, Inc. *	17,570	1,589,734
Carnival Corp. *	89,646	775,438
Chipotle Mexican Grill, Inc. *	3,127	4,087,802
Copart, Inc. *	24,520	2,664,343
Costco Wholesale Corp.	49,707	23,823,571
Cummins, Inc.	15,678	3,034,163
Darden Restaurants, Inc.	13,788	1,559,699
Delta Air Lines, Inc. *	72,275	2,093,807
Dollar General Corp.	25,575	6,277,128
Dollar Tree, Inc. *	25,530	3,978,850
Domino’s Pizza, Inc.	3,859	1,503,891
DR Horton, Inc.	36,012	2,383,634
Fastenal Co.	65,640	3,276,749
Ford Motor Co.	441,216	4,910,734
General Motors Co. *	165,302	5,249,991
Genuine Parts Co.	15,551	2,068,283
Hasbro, Inc.	15,081	1,234,832
Hilton Worldwide Holdings, Inc.	30,947	3,448,734
Home Depot, Inc.	115,767	31,751,415
Las Vegas Sands Corp. *	40,303	1,353,778
Lennar Corp. Class A	28,420	2,005,599
Live Nation Entertainment, Inc. *	16,030	1,323,757
LKQ Corp.	29,051	1,426,114
Lowe’s Cos., Inc.	74,065	12,936,934
Marriott International, Inc. Class A	31,171	4,239,568
McDonald’s Corp.	82,851	20,454,255
MGM Resorts International	40,336	1,167,727
Newell Brands, Inc.	39,580	753,603
NIKE, Inc. Class B	141,441	14,455,270
Norwegian Cruise Line Holdings Ltd. *	48,659	541,088
NVR, Inc. *	337	1,349,395
O’Reilly Automotive, Inc. *	7,363	4,651,649
PACCAR, Inc.	38,367	3,159,139
Penn National Gaming, Inc. *	16,004	486,842
Pool Corp.	4,427	1,554,895
PulteGroup, Inc.	25,006	990,988
PVH Corp.	8,503	483,821
Ralph Lauren Corp.	4,766	427,272
Ross Stores, Inc.	39,127	2,747,889
Royal Caribbean Cruises Ltd. *	24,428	852,781
Southwest Airlines Co. *	67,569	2,440,592
Starbucks Corp.	128,340	9,803,893
Tapestry, Inc.	28,065	856,544
Target Corp.	51,804	7,316,279
Tesla, Inc. *	94,011	63,308,888
TJX Cos., Inc.	131,571	7,348,240
Tractor Supply Co.	12,539	2,430,685
Ulta Beauty, Inc. *	5,732	2,209,571
United Airlines Holdings, Inc. *	36,072	1,277,670
VF Corp.	36,418	1,608,583
Walgreens Boots Alliance, Inc.	81,639	3,094,118
Walmart, Inc.	156,951	19,082,103
Whirlpool Corp.	6,457	999,996
WW Grainger, Inc.	4,954	2,251,246
Wynn Resorts Ltd. *	12,045	686,324
Yum! Brands, Inc.	31,925	3,623,807

		325,596,422

Consumer, Non-Cyclical - 22.3%
Abbott Laboratories	196,157	21,312,458
AbbVie, Inc.	198,013	30,327,671
ABIOMED, Inc. *	5,097	1,261,558
Align Technology, Inc. *	8,140	1,926,494
Altria Group, Inc.	203,088	8,482,986
AmerisourceBergen Corp.	16,681	2,360,028

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Amgen, Inc.	59,846	$14,560,532
Archer-Daniels-Midland Co.	63,664	4,940,326
Automatic Data Processing, Inc.	46,752	9,819,790
Avery Dennison Corp.	8,745	1,415,553
Baxter International, Inc.	57,171	3,672,093
Becton Dickinson & Co.	32,002	7,889,453
Bio-Rad Laboratories, Inc. Class A *	2,571	1,272,645
Bio-Techne Corp.	4,408	1,527,989
Biogen, Inc. *	16,379	3,340,333
Boston Scientific Corp. *	159,629	5,949,373
Bristol-Myers Squibb Co.	238,517	18,365,809
Brown-Forman Corp. Class B	20,644	1,448,383
Campbell Soup Co.	22,767	1,093,954
Cardinal Health, Inc.	30,915	1,615,927
Catalent, Inc. *	19,420	2,083,572
Centene Corp. *	65,067	5,505,319
Charles River Laboratories International, Inc. *	5,633	1,205,293
Church & Dwight Co., Inc.	27,737	2,570,110
Cigna Corp.	35,544	9,366,555
Cintas Corp.	9,758	3,644,906
Clorox Co.	13,509	1,904,499
Coca-Cola Co.	437,085	27,497,017
Colgate-Palmolive Co.	93,004	7,453,341
Conagra Brands, Inc.	51,909	1,777,364
Constellation Brands, Inc. Class A	18,209	4,243,790
Cooper Cos., Inc.	5,567	1,743,139
Corteva, Inc.	81,285	4,400,770
CVS Health Corp.	147,606	13,677,172
Danaher Corp.	72,494	18,378,679
DaVita, Inc. *	6,693	535,172
Dentsply Sirona, Inc.	24,679	881,781
Dexcom, Inc. *	44,755	3,335,590
Edwards Lifesciences Corp. *	68,865	6,548,373
Elevance Health, Inc.	27,080	13,068,266
Eli Lilly & Co.	88,220	28,603,571
Equifax, Inc.	13,304	2,431,705
Estee Lauder Cos., Inc. Class A	26,059	6,636,446
FleetCor Technologies, Inc. *	8,377	1,760,091
Gartner, Inc. *	9,120	2,205,490
General Mills, Inc.	67,100	5,062,695
Gilead Sciences, Inc.	140,611	8,691,166
Global Payments, Inc.	31,428	3,477,194
HCA Healthcare, Inc.	25,489	4,283,681
Henry Schein, Inc. *	15,796	1,212,185
Hershey Co.	16,076	3,458,912
Hologic, Inc. *	27,497	1,905,542
Hormel Foods Corp.	32,834	1,555,018
Humana, Inc.	14,091	6,595,574
IDEXX Laboratories, Inc. *	9,461	3,318,257
Illumina, Inc. *	17,439	3,215,054
Incyte Corp. *	21,164	1,607,829
Intuitive Surgical, Inc. *	40,468	8,122,332
IQVIA Holdings, Inc. *	21,232	4,607,132
J M Smucker Co.	12,411	1,588,732
Johnson & Johnson	294,794	52,328,883
Kellogg Co.	28,517	2,034,403
Keurig Dr Pepper, Inc.	82,638	2,924,559
Kimberly-Clark Corp.	38,234	5,167,325
Kraft Heinz Co.	80,624	3,074,999
Kroger Co.	72,469	3,429,958
Laboratory Corp. of America Holdings	10,118	2,371,255
Lamb Weston Holdings, Inc.	17,205	1,229,469
MarketAxess Holdings, Inc.	4,303	1,101,611
McCormick & Co., Inc.	28,195	2,347,234
McKesson Corp.	16,285	5,312,330
Medtronic PLC	150,014	13,463,757
Merck & Co., Inc.	283,300	25,828,461
Moderna, Inc. *	38,485	5,497,582
Molina Healthcare, Inc. *	6,474	1,810,195

	Shares	Value
Molson Coors Beverage Co. Class B	22,079	$1,203,526
Mondelez International, Inc. Class A	156,036	9,688,275
Monster Beverage Corp. *	42,879	3,974,883
Moody’s Corp.	18,045	4,907,699
Nielsen Holdings PLC	41,106	954,481
Organon & Co.	28,657	967,174
PayPal Holdings, Inc. *	128,520	8,975,837
PepsiCo, Inc.	155,031	25,837,466
PerkinElmer, Inc.	14,012	1,992,787
Pfizer, Inc.	628,585	32,956,712
Philip Morris International, Inc.	173,986	17,179,378
Procter & Gamble Co.	268,791	38,649,458
Quanta Services, Inc.	16,340	2,048,056
Quest Diagnostics, Inc.	12,931	1,719,564
Regeneron Pharmaceuticals, Inc. *	12,182	7,201,146
ResMed, Inc.	16,686	3,497,886
Robert Half International, Inc.	12,427	930,658
Rollins, Inc.	27,277	952,513
S&P Global, Inc.	38,885	13,106,578
STERIS PLC	11,101	2,288,471
Stryker Corp.	37,866	7,532,683
Sysco Corp.	57,640	4,882,684
Teleflex, Inc.	5,288	1,300,055
Thermo Fisher Scientific, Inc.	43,755	23,771,216
Tyson Foods, Inc. Class A	32,118	2,764,075
United Rentals, Inc. *	7,770	1,887,411
UnitedHealth Group, Inc.	105,083	53,973,781
Universal Health Services, Inc. Class B	7,429	748,175
Verisk Analytics, Inc.	17,213	2,979,398
Vertex Pharmaceuticals, Inc. *	28,652	8,073,847
Viatris, Inc.	136,711	1,431,364
Waters Corp. *	6,670	2,207,637
West Pharmaceutical Services, Inc.	8,074	2,441,335
Zimmer Biomet Holdings, Inc.	22,829	2,398,415
Zoetis, Inc.	52,643	9,048,805

		805,138,119

Energy - 4.4%
APA Corp.	37,604	1,312,380
Baker Hughes Co.	104,786	3,025,172
Chevron Corp.	220,117	31,868,539
ConocoPhillips	144,342	12,963,355
Coterra Energy, Inc.	89,891	2,318,289
Devon Energy Corp.	68,186	3,757,730
Diamondback Energy, Inc.	18,302	2,217,287
Enphase Energy, Inc. *	15,503	3,026,806
EOG Resources, Inc.	65,686	7,254,362
Exxon Mobil Corp.	471,242	40,357,165
Halliburton Co.	100,866	3,163,158
Hess Corp.	31,002	3,284,352
Kinder Morgan, Inc.	221,585	3,713,765
Marathon Oil Corp.	79,282	1,782,259
Marathon Petroleum Corp.	60,607	4,982,501
Occidental Petroleum Corp.	100,674	5,927,685
ONEOK, Inc.	50,816	2,820,288
Phillips 66	53,897	4,419,015
Pioneer Natural Resources Co.	25,104	5,600,200
Schlumberger NV	159,026	5,686,770
SolarEdge Technologies, Inc. *	6,205	1,698,184
Valero Energy Corp.	45,350	4,819,798
Williams Cos., Inc.	138,032	4,307,979

		160,307,039

Financial - 14.8%
Aflac, Inc.	65,949	3,648,958
Alexandria Real Estate Equities, Inc. REIT	16,606	2,408,368
Allstate Corp.	30,219	3,829,654
American Express Co.	67,893	9,411,328
American International Group, Inc.	88,749	4,537,736
American Tower Corp. REIT	50,811	12,986,784

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Ameriprise Financial, Inc.	12,318	$2,927,742
Aon PLC Class A	23,675	6,384,674
Arthur J Gallagher & Co.	23,904	3,897,308
Assurant, Inc.	5,817	1,005,468
AvalonBay Communities, Inc. REIT	16,001	3,108,194
Bank of America Corp.	796,462	24,793,862
Bank of New York Mellon Corp.	84,364	3,518,822
Berkshire Hathaway, Inc. Class B *	202,681	55,335,967
BlackRock, Inc.	15,909	9,689,217
Boston Properties, Inc. REIT	15,602	1,388,266
Brown & Brown, Inc.	26,420	1,541,343
Camden Property Trust REIT	12,238	1,645,766
Capital One Financial Corp.	44,033	4,587,798
Cboe Global Markets, Inc.	11,891	1,345,942
CBRE Group, Inc. Class A *	36,618	2,695,451
Charles Schwab Corp.	169,466	10,706,862
Chubb Ltd.	47,405	9,318,875
Cincinnati Financial Corp.	16,979	2,020,161
Citigroup, Inc.	217,552	10,005,217
Citizens Financial Group, Inc.	54,949	1,961,130
CME Group, Inc.	40,484	8,287,075
Comerica, Inc.	15,431	1,132,327
Crown Castle International Corp. REIT	48,569	8,178,048
Digital Realty Trust, Inc. REIT	32,325	4,196,755
Discover Financial Services	31,432	2,972,839
Duke Realty Corp. REIT	44,391	2,439,285
Equinix, Inc. REIT	10,265	6,744,310
Equity Residential REIT	37,451	2,704,711
Essex Property Trust, Inc. REIT	7,361	1,924,975
Everest Re Group Ltd.	4,353	1,220,059
Extra Space Storage, Inc. REIT	15,485	2,634,308
Federal Realty Investment Trust REIT	8,328	797,323
Fifth Third Bancorp	77,330	2,598,288
First Republic Bank	19,680	2,837,856
Franklin Resources, Inc.	31,577	736,060
Globe Life, Inc.	9,383	914,561
Goldman Sachs Group, Inc.	38,476	11,428,142
Hartford Financial Services Group, Inc.	36,853	2,411,292
Healthpeak Properties, Inc. REIT	61,010	1,580,769
Host Hotels & Resorts, Inc. REIT	83,830	1,314,454
Huntington Bancshares, Inc.	158,842	1,910,869
Intercontinental Exchange, Inc.	62,188	5,848,160
Invesco Ltd.	37,195	599,955
Iron Mountain, Inc. REIT	33,712	1,641,437
JPMorgan Chase & Co.	328,794	37,025,492
KeyCorp	103,882	1,789,887
Kimco Realty Corp. REIT	68,125	1,346,831
Lincoln National Corp.	18,100	846,537
Loews Corp.	22,790	1,350,535
M&T Bank Corp.	19,815	3,158,313
Marsh & McLennan Cos., Inc.	56,053	8,702,228
Mastercard, Inc. Class A	96,292	30,378,200
MetLife, Inc.	77,462	4,863,839
Mid-America Apartment Communities, Inc. REIT	12,989	2,268,789
Morgan Stanley	156,751	11,922,481
Nasdaq, Inc.	12,930	1,972,342
Northern Trust Corp.	23,593	2,276,253
PNC Financial Services Group, Inc.	46,001	7,257,578
Principal Financial Group, Inc.	26,867	1,794,447
Progressive Corp.	65,536	7,619,871
Prologis, Inc. REIT	83,526	9,826,834
Prudential Financial, Inc.	41,373	3,958,569
Public Storage REIT	17,021	5,321,956
Raymond James Financial, Inc.	21,934	1,961,119
Realty Income Corp. REIT	67,397	4,600,519
Regency Centers Corp. REIT	17,121	1,015,447
Regions Financial Corp.	108,043	2,025,806
SBA Communications Corp. REIT	12,031	3,850,522
Signature Bank	7,157	1,282,606

	Shares	Value
Simon Property Group, Inc. REIT	36,527	$3,467,143
State Street Corp.	40,333	2,486,530
SVB Financial Group *	6,734	2,659,863
Synchrony Financial	54,639	1,509,129
T Rowe Price Group, Inc.	25,299	2,874,219
Travelers Cos., Inc.	26,406	4,466,047
Truist Financial Corp.	147,851	7,012,573
UDR, Inc. REIT	34,121	1,570,931
US Bancorp	151,766	6,984,271
Ventas, Inc. REIT	43,359	2,229,953
VICI Properties, Inc. REIT	107,884	3,213,864
Visa, Inc. Class A	184,369	36,300,412
Vornado Realty Trust REIT	18,125	518,194
W R Berkley Corp.	23,803	1,624,793
Wells Fargo & Co.	424,630	16,632,757
Welltower, Inc. REIT	50,858	4,188,156
Weyerhaeuser Co. REIT	82,189	2,722,100
Willis Towers Watson PLC	12,490	2,465,401
Zions Bancorp NA	17,853	908,718

		534,006,806

Industrial - 7.7%
3M Co.	64,220	8,310,710
Agilent Technologies, Inc.	33,643	3,995,779
Allegion PLC	10,056	984,482
Amcor PLC	174,064	2,163,616
AMETEK, Inc.	25,442	2,795,821
Amphenol Corp. Class A	66,638	4,290,154
AO Smith Corp.	14,802	809,373
Ball Corp.	35,791	2,461,347
Boeing Co. *	62,304	8,518,203
Carrier Global Corp.	92,824	3,310,104
Caterpillar, Inc.	59,753	10,681,446
CH Robinson Worldwide, Inc.	14,915	1,511,934
CSX Corp.	243,581	7,078,464
Deere & Co.	31,291	9,370,716
Dover Corp.	16,269	1,973,755
Eaton Corp. PLC	44,472	5,603,027
Emerson Electric Co.	66,497	5,289,171
Expeditors International of Washington, Inc.	18,108	1,764,806
FedEx Corp.	26,713	6,056,104
Fortive Corp.	39,024	2,122,125
Fortune Brands Home & Security, Inc.	14,230	852,092
Garmin Ltd.	16,745	1,645,196
Generac Holdings, Inc. *	7,119	1,499,119
General Dynamics Corp.	25,716	5,689,665
General Electric Co.	124,207	7,908,260
Honeywell International, Inc.	75,939	13,198,958
Howmet Aerospace, Inc.	43,569	1,370,245
Huntington Ingalls Industries, Inc.	4,604	1,002,843
IDEX Corp.	8,351	1,516,792
Illinois Tool Works, Inc.	31,410	5,724,472
Ingersoll Rand, Inc.	45,798	1,927,180
Jacobs Engineering Group, Inc.	14,550	1,849,742
JB Hunt Transport Services, Inc.	9,458	1,489,351
Johnson Controls International PLC	78,242	3,746,227
Keysight Technologies, Inc. *	20,360	2,806,626
L3Harris Technologies, Inc.	21,608	5,222,654
Lockheed Martin Corp.	26,532	11,407,699
Martin Marietta Materials, Inc.	7,054	2,110,839
Masco Corp.	26,919	1,362,101
Mettler-Toledo International, Inc. *	2,568	2,950,041
Mohawk Industries, Inc. *	5,906	732,876
Nordson Corp.	5,993	1,213,223
Norfolk Southern Corp.	26,648	6,056,824
Northrop Grumman Corp.	16,296	7,798,777
Old Dominion Freight Line, Inc.	10,405	2,666,593
Otis Worldwide Corp.	48,340	3,416,188
Packaging Corp. of America	10,504	1,444,300
Parker-Hannifin Corp.	14,631	3,599,958

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Pentair PLC	18,808	$860,842
Raytheon Technologies Corp.	166,501	16,002,411
Republic Services, Inc.	23,754	3,108,686
Rockwell Automation, Inc.	13,321	2,655,009
Sealed Air Corp.	16,000	923,520
Snap-on, Inc.	6,289	1,239,122
Stanley Black & Decker, Inc.	16,912	1,773,392
TE Connectivity Ltd.	35,672	4,036,287
Teledyne Technologies, Inc. *	5,153	1,932,942
Textron, Inc.	23,106	1,411,083
Trane Technologies PLC	26,289	3,414,152
TransDigm Group, Inc. *	5,818	3,122,346
Trimble, Inc. *	28,425	1,655,188
Union Pacific Corp.	70,357	15,005,741
United Parcel Service, Inc. Class B	82,279	15,019,209
Vulcan Materials Co.	14,440	2,051,924
Waste Management, Inc.	42,516	6,504,098
Westinghouse Air Brake Technologies Corp.	20,186	1,656,867
Westrock Co.	27,371	1,090,461
Xylem, Inc.	20,427	1,596,983

		276,360,241

Technology - 23.0%
Accenture PLC Class A	70,959	19,701,766
Activision Blizzard, Inc.	88,338	6,877,997
Adobe, Inc. *	52,934	19,377,020
Advanced Micro Devices, Inc. *	181,180	13,854,835
Akamai Technologies, Inc. *	17,301	1,580,100
Analog Devices, Inc.	58,590	8,559,413
ANSYS, Inc. *	9,793	2,343,367
Apple, Inc.	1,722,553	235,507,446
Applied Materials, Inc.	99,074	9,013,752
Autodesk, Inc. *	24,508	4,214,396
Broadcom, Inc.	45,739	22,220,464
Broadridge Financial Solutions, Inc.	13,115	1,869,543
Cadence Design Systems, Inc. *	30,857	4,629,476
Ceridian HCM Holding, Inc. *	15,246	717,782
Citrix Systems, Inc.	13,886	1,349,303
Cognizant Technology Solutions Corp. Class A	58,504	3,948,435
DXC Technology Co. *	27,250	825,947
Electronic Arts, Inc.	31,643	3,849,371
EPAM Systems, Inc. *	6,284	1,852,397
Fidelity National Information Services, Inc.	69,051	6,329,905
Fiserv, Inc. *	65,118	5,793,548
Fortinet, Inc. *	73,545	4,161,176
Hewlett Packard Enterprise Co.	147,364	1,954,047
HP, Inc.	117,046	3,836,768
Intel Corp.	458,088	17,137,072
International Business Machines Corp.	100,837	14,237,176
Intuit, Inc.	31,593	12,177,206
Jack Henry & Associates, Inc.	8,342	1,501,727
KLA Corp.	16,815	5,365,330
Lam Research Corp.	15,528	6,617,257
Leidos Holdings, Inc.	15,187	1,529,483
Microchip Technology, Inc.	61,731	3,585,336
Micron Technology, Inc.	126,285	6,981,035
Microsoft Corp.	837,871	215,190,409
Monolithic Power Systems, Inc.	4,830	1,854,913
MSCI, Inc.	9,121	3,759,220
NetApp, Inc.	25,211	1,644,766
NVIDIA Corp.	280,523	42,524,482
NXP Semiconductors NV (China)	29,018	4,295,535
ON Semiconductor Corp. *	48,677	2,448,940
Oracle Corp.	177,284	12,386,833
Paychex, Inc.	36,582	4,165,592
Paycom Software, Inc. *	5,311	1,487,717
PTC, Inc. *	11,906	1,266,084
Qorvo, Inc. *	12,111	1,142,310

	Shares	Value
QUALCOMM, Inc.	125,740	$16,062,028
Roper Technologies, Inc.	12,040	4,751,586
Salesforce, Inc. *	111,304	18,369,612
Seagate Technology Holdings PLC	21,636	1,545,676
ServiceNow, Inc. *	22,552	10,723,927
Skyworks Solutions, Inc.	17,641	1,634,262
Synopsys, Inc. *	17,115	5,197,825
Take-Two Interactive Software, Inc. *	17,805	2,181,647
Teradyne, Inc.	18,041	1,615,572
Texas Instruments, Inc.	103,728	15,937,807
Tyler Technologies, Inc. *	4,596	1,528,078
Western Digital Corp. *	34,681	1,554,749
Zebra Technologies Corp. Class A *	5,848	1,719,020

		828,488,466

Utilities - 3.1%
AES Corp.	75,668	1,589,785
Alliant Energy Corp.	28,136	1,649,051
Ameren Corp.	29,524	2,667,789
American Electric Power Co., Inc.	57,532	5,519,620
American Water Works Co., Inc.	19,920	2,963,498
Atmos Energy Corp.	15,452	1,732,169
CenterPoint Energy, Inc.	71,751	2,122,395
CMS Energy Corp.	32,453	2,190,577
Consolidated Edison, Inc.	40,178	3,820,928
Constellation Energy Corp.	35,958	2,058,955
Dominion Energy, Inc.	90,833	7,249,382
DTE Energy Co.	21,946	2,781,655
Duke Energy Corp.	86,427	9,265,839
Edison International	41,610	2,631,416
Entergy Corp.	22,706	2,557,604
Evergy, Inc.	25,703	1,677,121
Eversource Energy	38,848	3,281,491
Exelon Corp.	108,999	4,939,835
FirstEnergy Corp.	62,299	2,391,659
NextEra Energy, Inc.	220,398	17,072,029
NiSource, Inc.	46,075	1,358,752
NRG Energy, Inc.	27,231	1,039,407
Pinnacle West Capital Corp.	13,040	953,485
PPL Corp.	82,832	2,247,232
Public Service Enterprise Group, Inc.	55,832	3,533,049
Sempra Energy	34,898	5,244,122
Southern Co.	119,039	8,488,671
WEC Energy Group, Inc.	34,691	3,491,302
Xcel Energy, Inc.	61,266	4,335,182

		110,854,000

Total Common Stocks (Cost $2,243,528,959)		3,573,700,203

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $28,340,274; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $28,906,925)	$28,340,085	$28,340,085

Total Short-Term Investment (Cost $28,340,085)		28,340,085

TOTAL INVESTMENTS - 99.9% (Cost $2,271,869,044)		3,602,040,288

DERIVATIVES - (0.0%)		(1,076,292)

OTHER ASSETS & LIABILITIES, NET - 0.1%		4,681,308

NET ASSETS - 100.0%		$3,605,645,304

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	23.0%
Consumer, Non-Cyclical	22.3%
Financial	14.8%
Communications	12.7%
Consumer, Cyclical	9.0%
Industrial	7.7%
Energy	4.4%
Utilities	3.1%
Others (each less than 3.0%)	2.9%

	99.9%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.1%

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/22	164	$32,150,192	$31,073,900	($1,076,292)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,573,700,203	$3,573,700,203	$-	$-
	Short-Term Investment	28,340,085	-	28,340,085	-

	Total Assets	3,602,040,288	3,573,700,203	28,340,085	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,076,292)	(1,076,292)	-	-

	Total Liabilities	(1,076,292)	(1,076,292)	-	-

	Total	$3,600,963,996	$3,572,623,911	$28,340,085	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Basic Materials - 2.7%
Freeport-McMoRan, Inc.	316,295	$9,254,792
Sherwin-Williams Co.	66,613	14,915,317

		24,170,109

Communications - 21.6%
Alphabet, Inc. Class C *	21,347	46,695,495
Amazon.com, Inc. *	636,367	67,588,539
Booking Holdings, Inc. *	11,015	19,265,125
Match Group, Inc. *	213,181	14,856,584
Meta Platforms, Inc. Class A *	146,417	23,609,741
Snap, Inc. Class A *	1,073,853	14,099,690
Walt Disney Co. *	89,732	8,470,701

		194,585,875

Consumer, Cyclical - 10.3%
Caesars Entertainment, Inc. *	162,883	6,238,419
Core & Main, Inc. Class A *	965,724	21,535,645
LVMH Moet Hennessy Louis Vuitton SE (France)	28,934	17,733,001
NIKE, Inc. Class B	104,905	10,721,291
Olaplex Holdings, Inc. *	816,032	11,497,891
Rivian Automotive, Inc. Class A *	160,750	4,137,705
TJX Cos., Inc.	387,129	21,621,154

		93,485,106

Consumer, Non-Cyclical - 16.0%
AbbVie, Inc.	181,435	27,788,585
Align Technology, Inc. *	54,796	12,968,569
Block, Inc. *	70,131	4,310,251
CoStar Group, Inc. *	402,981	24,344,082
Danaher Corp.	155,079	39,315,628
Dexcom, Inc. *	178,252	13,285,122
Horizon Therapeutics PLC *	276,646	22,065,285

		144,077,522

Financial - 9.7%
American Tower Corp. REIT	133,551	34,134,300
Mastercard, Inc. Class A	168,365	53,115,790

		87,250,090

Industrial - 8.2%
Crown Holdings, Inc.	326,600	30,102,722
Deere & Co.	72,689	21,768,175
Howmet Aerospace, Inc.	701,008	22,046,701

		73,917,598

Technology - 28.9%
Apple, Inc.	323,378	44,212,240
ASML Holding NV (Netherlands)	60,592	28,834,521
Atlassian Corp. PLC Class A *	69,698	13,061,405
Microsoft Corp.	424,658	109,064,914
NVIDIA Corp.	65,677	9,955,977
Texas Instruments, Inc.	134,895	20,726,617
Twilio, Inc. Class A *	170,799	14,314,664
Workday, Inc. Class A *	146,643	20,468,430

		260,638,768

Total Common Stocks (Cost $1,084,109,932)		878,125,068

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $13,227,186; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $13,491,696)	$13,227,098	$13,227,098

Total Short-Term Investment (Cost $13,227,098)		13,227,098

TOTAL INVESTMENTS - 98.9% (Cost $1,097,337,030)		891,352,166

OTHER ASSETS & LIABILITIES, NET - 1.1%		10,046,343

NET ASSETS - 100.0%		$901,398,509

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	28.9%
Communications	21.6%
Consumer, Non-Cyclical	16.0%
Consumer, Cyclical	10.3%
Financial	9.7%
Industrial	8.2%
Others (each less than 3.0%)	4.2%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$24,170,109	$24,170,109	$-	$-
	Communications	194,585,875	194,585,875	-	-
	Consumer, Cyclical	93,485,106	75,752,105	17,733,001	-
	Consumer, Non-Cyclical	144,077,522	144,077,522	-	-
	Financial	87,250,090	87,250,090	-	-
	Industrial	73,917,598	73,917,598	-	-
	Technology	260,638,768	260,638,768	-	-

	Total Common Stocks	878,125,068	860,392,067	17,733,001	-

	Short-Term Investment	13,227,098	-	13,227,098	-

	Total	$891,352,166	$860,392,067	$30,960,099	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Basic Materials - 1.9%
Air Products & Chemicals, Inc.	16,628	$3,998,701
Sherwin-Williams Co.	89,088	19,947,694

		23,946,395

Communications - 16.9%
Alphabet, Inc. Class A *	34,685	75,587,633
Alphabet, Inc. Class C *	10,638	23,270,093
Amazon.com, Inc. *	743,920	79,011,743
Bumble, Inc. Class A *	55,845	1,572,037
Charter Communications, Inc. Class A *	27,469	12,870,051
Match Group, Inc. *	109,892	7,658,374
Meta Platforms, Inc. Class A *	73,641	11,874,611
Shopify, Inc. Class A * (Canada)	18,580	580,439

		212,424,981

Consumer, Cyclical - 3.0%
Chipotle Mexican Grill, Inc. *	5,566	7,276,209
Dollar Tree, Inc. *	34,887	5,437,139
Hilton Worldwide Holdings, Inc.	107,001	11,924,191
Lululemon Athletica, Inc. *	17,645	4,810,204
NIKE, Inc. Class B	83,742	8,558,432

		38,006,175

Consumer, Non-Cyclical - 22.6%
Abbott Laboratories	215,392	23,402,341
Becton Dickinson & Co.	45,769	11,283,432
Block, Inc. *	43,030	2,644,624
Boston Scientific Corp. *	501,216	18,680,320
Clarivate PLC *	340,679	4,721,811
Colgate-Palmolive Co.	200,390	16,059,255
CoStar Group, Inc. *	160,039	9,667,956
Danaher Corp.	126,480	32,065,210
Edwards Lifesciences Corp. *	139,140	13,230,823
Equifax, Inc.	53,088	9,703,425
Estee Lauder Cos., Inc. Class A	75,783	19,299,657
ICON PLC * (Ireland)	50,702	10,987,123
STERIS PLC	30,220	6,229,853
Thermo Fisher Scientific, Inc.	58,941	32,021,466
TransUnion	140,575	11,244,594
UnitedHealth Group, Inc.	12,633	6,488,688
Verisk Analytics, Inc.	113,239	19,600,538
Vertex Pharmaceuticals, Inc. *	62,464	17,601,730
Zoetis, Inc.	105,323	18,103,970

		283,036,816

Energy - 0.9%
EOG Resources, Inc.	47,833	5,282,677
Hess Corp.	52,414	5,552,739

		10,835,416

Financial - 12.7%
American Express Co.	40,922	5,672,608
American Tower Corp. REIT	48,504	12,397,137
Aon PLC Class A	67,713	18,260,842
Arthur J Gallagher & Co.	21,147	3,447,807
Charles Schwab Corp.	265,697	16,786,736
CME Group, Inc.	85,495	17,500,827
Equinix, Inc. REIT	5,643	3,707,564
Mastercard, Inc. Class A	136,289	42,996,454
Visa, Inc. Class A	198,850	39,151,576

		159,921,551

Industrial - 3.6%
AMETEK, Inc.	107,942	11,861,746
Canadian Pacific Railway Ltd. (NYSE) (Canada)	141,276	9,866,716

	Shares	Value
Johnson Controls International PLC	126,817	$6,071,998
Vulcan Materials Co.	118,921	16,898,674

		44,699,134

Technology - 35.7%
Adobe, Inc. *	117,229	42,912,848
Apple, Inc.	459,943	62,883,407
Applied Materials, Inc.	56,943	5,180,674
ASML Holding NV (Netherlands)	22,995	10,942,861
Atlassian Corp. PLC Class A *	17,651	3,307,797
Autodesk, Inc. *	47,452	8,159,846
Black Knight, Inc. *	49,179	3,215,815
Cadence Design Systems, Inc. *	75,778	11,368,973
Electronic Arts, Inc.	94,768	11,528,527
Intuit, Inc.	76,132	29,344,318
Lam Research Corp.	24,780	10,559,997
Microsoft Corp.	600,462	154,216,655
MSCI, Inc.	52,495	21,635,814
NVIDIA Corp.	173,291	26,269,183
Roper Technologies, Inc.	16,254	6,414,641
Salesforce, Inc. *	79,559	13,130,417
ServiceNow, Inc. *	32,059	15,244,696
Synopsys, Inc. *	28,741	8,728,642
Take-Two Interactive Software, Inc. *	24,239	2,970,005

		448,015,116

Total Common Stocks (Cost $1,013,807,142)		1,220,885,584

	Principal Amount
SHORT-TERM INVESTMENT - 2.7%
Repurchase Agreement - 2.7%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $34,255,982; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $34,940,898)	$34,255,754	34,255,754

Total Short-Term Investment (Cost $34,255,754)		34,255,754

TOTAL INVESTMENTS - 100.0% (Cost $1,048,062,896)		1,255,141,338

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(144,557)

NET ASSETS - 100.0%		$1,254,996,781

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	35.7%
Consumer, Non-Cyclical	22.6%
Communications	16.9%
Financial	12.7%
Industrial	3.6%
Consumer, Cyclical	3.0%
Others (each less than 3.0%)	5.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,220,885,584	$1,220,885,584	$-	$-
	Short-Term Investment	34,255,754	-	34,255,754	-

	Total	$1,255,141,338	$1,220,885,584	$34,255,754	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Basic Materials - 2.0%
Air Products & Chemicals, Inc.	717	$172,424
Celanese Corp.	694	81,621
DuPont de Nemours, Inc. ‡	2,994	166,406
Eastman Chemical Co. ‡	3,396	304,859
Freeport-McMoRan, Inc.	3,802	111,247
Linde PLC (United Kingdom)	2,625	754,766
Nucor Corp.	912	95,222
PPG Industries, Inc. ‡	3,052	348,966

		2,035,511

Communications - 12.1%
Alphabet, Inc. Class A *	1,206	2,628,188
Alphabet, Inc. Class C *	910	1,990,580
Amazon.com, Inc. *	30,044	3,190,973
Booking Holdings, Inc. * ‡	212	370,786
Charter Communications, Inc. Class A * ‡	1,358	636,264
Comcast Corp. Class A ‡	19,599	769,065
Expedia Group, Inc. *	1,811	171,737
Fox Corp. Class A	718	23,091
Interpublic Group of Cos., Inc.	1,246	34,302
Lyft, Inc. Class A *	1,592	21,142
Meta Platforms, Inc. Class A * ‡	7,606	1,226,468
Motorola Solutions, Inc.	542	113,603
Netflix, Inc. * ‡	1,897	331,728
T-Mobile US, Inc. * ‡	3,799	511,117
Uber Technologies, Inc. *	2,213	45,278
Verizon Communications, Inc. ‡	4,360	221,270
Walt Disney Co. * ‡	1,833	173,035

		12,458,627

Consumer, Cyclical - 8.7%
Aptiv PLC *	847	75,442
AutoNation, Inc. *	700	78,232
AutoZone, Inc. *	117	251,447
Best Buy Co., Inc. ‡	4,560	297,266
Burlington Stores, Inc. *	542	73,837
Chipotle Mexican Grill, Inc. *	267	349,038
Costco Wholesale Corp.	1,784	855,036
Dollar General Corp.	338	82,959
DR Horton, Inc.	418	27,667
General Motors Co. *	4,963	157,625
Hilton Worldwide Holdings, Inc. ‡	2,326	259,209
Home Depot, Inc. ‡	1,188	325,833
Lennar Corp. Class A ‡	5,035	355,320
Lowe’s Cos., Inc. ‡	5,386	940,773
Magna International, Inc. (Canada)	2,757	151,359
McDonald’s Corp. ‡	3,177	784,338
NIKE, Inc. Class B ‡	5,112	522,446
O’Reilly Automotive, Inc. * ‡	866	547,104
PulteGroup, Inc.	760	30,119
Rivian Automotive, Inc. Class A *	971	24,994
Royal Caribbean Cruises Ltd. *	666	23,250
Southwest Airlines Co. *	4,119	148,778
Tesla, Inc. * ‡	2,466	1,660,654
TJX Cos., Inc. ‡	5,710	318,903
Toll Brothers, Inc.	2,410	107,486
Walmart, Inc.	3,450	419,451
Yum! Brands, Inc.	941	106,813

		8,975,379

Consumer, Non-Cyclical - 21.5%
Abbott Laboratories ‡	4,429	481,211
AbbVie, Inc.	9,526	1,459,002
ABIOMED, Inc. *	135	33,414
Affirm Holdings, Inc. *	2,550	46,053
Altria Group, Inc. ‡	8,607	359,514

	Shares	Value
Automatic Data Processing, Inc.	1,332	$279,773
Avery Dennison Corp.	1,034	167,374
Baxter International, Inc.	6,851	440,040
Biogen, Inc. *	980	199,861
BioMarin Pharmaceutical, Inc. *	730	60,495
Booz Allen Hamilton Holding Corp.	1,696	153,251
Boston Scientific Corp. * ‡	10,751	400,690
Bristol-Myers Squibb Co. ‡	14,254	1,097,558
Centene Corp. * ‡	7,568	640,328
Cintas Corp.	312	116,541
Coca-Cola Co. ‡	20,705	1,302,552
Constellation Brands, Inc. Class A ‡	1,742	405,991
Danaher Corp.	3,135	794,785
Dexcom, Inc. *	1,161	86,529
Elevance Health, Inc.	1,284	619,633
Eli Lilly & Co. ‡	3,454	1,119,890
FleetCor Technologies, Inc. *	1,384	290,792
Hershey Co.	831	178,798
Humana, Inc.	390	182,547
Intuitive Surgical, Inc. *	2,270	455,612
Johnson & Johnson ‡	6,446	1,144,229
Kimberly-Clark Corp. ‡	2,752	371,933
McKesson Corp.	866	282,498
Medtronic PLC	2,831	254,082
Merck & Co., Inc. ‡	5,632	513,469
Mondelez International, Inc. Class A ‡	9,523	591,283
Neurocrine Biosciences, Inc. *	740	72,135
PepsiCo, Inc.	2,560	426,650
Pfizer, Inc. ‡	6,469	339,170
Philip Morris International, Inc. ‡	4,806	474,544
Procter & Gamble Co. ‡	7,524	1,081,876
Regeneron Pharmaceuticals, Inc. * ‡	921	544,431
S&P Global, Inc. ‡	2,047	689,962
Thermo Fisher Scientific, Inc.	2,247	1,220,750
UnitedHealth Group, Inc. ‡	3,670	1,885,022
Vertex Pharmaceuticals, Inc. * ‡	2,105	593,168
Zimmer Biomet Holdings, Inc.	2,729	286,709

		22,144,145

Energy - 4.2%
Baker Hughes Co.	3,607	104,134
Cheniere Energy, Inc.	1,159	154,182
Chevron Corp. ‡	5,912	855,939
ConocoPhillips	11,166	1,002,818
Diamondback Energy, Inc. ‡	4,772	578,128
EOG Resources, Inc. ‡	5,287	583,896
Exxon Mobil Corp.	4,978	426,316
Phillips 66	1,837	150,616
Pioneer Natural Resources Co. ‡	1,982	442,145

		4,298,174

Financial - 15.1%
American Express Co.	4,745	657,752
Aon PLC Class A	1,060	285,861
Arthur J Gallagher & Co.	923	150,486
Bank of America Corp. ‡	35,733	1,112,368
Berkshire Hathaway, Inc. Class B * ‡	5,428	1,481,953
Camden Property Trust REIT	2,765	371,837
Capital One Financial Corp. ‡	1,780	185,458
Citigroup, Inc. ‡	2,987	137,372
Duke Realty Corp. REIT	1,300	71,435
Equinix, Inc. REIT	466	306,171
Equity LifeStyle Properties, Inc. REIT	2,916	205,491
Fifth Third Bancorp ‡	7,998	268,733
Hartford Financial Services Group, Inc. ‡	7,381	482,939
Host Hotels & Resorts, Inc. REIT	8,813	138,188
Intercontinental Exchange, Inc. ‡	3,227	303,467
Kimco Realty Corp. REIT	8,053	159,208
Mastercard, Inc. Class A ‡	4,463	1,407,987
Morgan Stanley ‡	5,708	434,151

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Progressive Corp. ‡	7,233	$840,981
Prologis, Inc. REIT	5,662	666,134
Prudential Financial, Inc.	980	93,766
SBA Communications Corp. REIT	696	222,755
State Street Corp. ‡	5,470	337,226
Sun Communities, Inc. REIT ‡	1,687	268,840
SVB Financial Group *	307	121,262
T Rowe Price Group, Inc. ‡	3,231	367,074
Travelers Cos., Inc.	2,388	403,882
Truist Financial Corp. ‡	7,340	348,136
UDR, Inc. REIT	1,334	61,417
US Bancorp ‡	14,667	674,975
Ventas, Inc. REIT	6,211	319,432
Visa, Inc. Class A ‡	7,716	1,519,203
Voya Financial, Inc.	1,520	90,486
Wells Fargo & Co. ‡	27,735	1,086,380

		15,582,806

Industrial - 7.5%

Deere & Co. ‡	2,733	818,452
Dover Corp.	1,694	205,516
Eaton Corp. PLC	4,863	612,689
FedEx Corp. ‡	1,521	344,826
Honeywell International, Inc. ‡	1,840	319,811
Ingersoll Rand, Inc.	3,446	145,008
Lennox International, Inc.	104	21,485
Martin Marietta Materials, Inc.	864	258,543
Masco Corp. ‡	4,291	217,125
Norfolk Southern Corp. ‡	2,498	567,771
Northrop Grumman Corp. ‡	639	305,806
Otis Worldwide Corp.	6,901	487,694
Parker-Hannifin Corp. ‡	1,707	420,007
Raytheon Technologies Corp. ‡	7,420	713,136
Stanley Black & Decker, Inc.	558	58,512
Textron, Inc.	4,120	251,608
Trane Technologies PLC	4,334	562,857
Union Pacific Corp. ‡	1,812	386,463
United Parcel Service, Inc. Class B ‡	5,682	1,037,192

		7,734,501

Technology - 22.4%

Accenture PLC Class A	3,371	935,958
Adobe, Inc. *	1,424	521,269
Advanced Micro Devices, Inc. * ‡	8,684	664,066
Analog Devices, Inc. ‡	5,665	827,600
Apple, Inc. ‡	48,576	6,641,311
Applied Materials, Inc. ‡	948	86,249
Fortinet, Inc. *	2,121	120,006
Intuit, Inc. ‡	1,802	694,563
Lam Research Corp. ‡	1,537	654,993
Leidos Holdings, Inc. ‡	3,368	339,191
Microchip Technology, Inc.	6,063	352,139
Micron Technology, Inc.	3,429	189,555
Microsoft Corp. ‡	27,104	6,961,120
NVIDIA Corp. ‡	6,942	1,052,338
NXP Semiconductors NV (China)	4,033	597,005
Oracle Corp. ‡	3,204	223,864
QUALCOMM, Inc.	2,180	278,473
Salesforce, Inc. * ‡	1,723	284,364
Seagate Technology Holdings PLC (Ireland)	6,166	440,499
Texas Instruments, Inc. ‡	6,756	1,038,059

	Shares	Value
Workday, Inc. Class A * ‡	1,095	$152,840
ZoomInfo Technologies, Inc. Class A *	3,027	100,617

		23,156,079

Utilities - 2.9%

Ameren Corp.	3,780	341,561
CenterPoint Energy, Inc. ‡	10,527	311,389
Evergy, Inc. ‡	1,875	122,344
Exelon Corp.	16,615	752,992
FirstEnergy Corp. ‡	7,290	279,863
NextEra Energy, Inc. ‡	9,934	769,487
Sempra Energy	3,189	479,211

		3,056,847

Total Common Stocks (Cost $112,256,305)		99,442,069

	Principal Amount
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $1,476,562; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $1,506,111)	$1,476,552	1,476,552

Total Short-Term Investment (Cost $1,476,552)		1,476,552

TOTAL INVESTMENTS - 97.8% (Cost $113,732,857)		100,918,621

DERIVATIVES - 0.1%		100,114

OTHER ASSETS & LIABILITIES, NET - 2.1%		2,143,146

NET ASSETS - 100.0%		$103,161,881

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	22.4%
Consumer, Non-Cyclical	21.5%
Financial	15.1%
Communications	12.1%
Consumer, Cyclical	8.7%
Industrial	7.5%
Energy	4.2%
Others (each less than 3.0%)	6.3%

97.8%
Derivatives	0.1%
Other Assets & Liabilities, Net	2.1%

100.0%

(b)	As of June 30, 2022, investments with a total aggregate value of $166,500 were fully or partially segregated with the broker(s)/custodian as collateral for option contracts.

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/22	15	$2,850,418	$2,842,125	($8,293)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Purchased options outstanding as of June 30, 2022 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	$3,580.00	09/30/22	CBOE	269	$96,302,000	$3,241,181	$3,205,135

Total Purchased Options						$3,241,181	$3,205,135

(e)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	$4,005.00	09/30/22	CBOE	269	$107,734,500	$2,366,662	($2,336,803)

Put - S&P 500 Index	3,020.00	09/30/22	CBOE	269	81,238,000	773,375	(759,925)

Total Written Options						$3,140,037	($3,096,728)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$99,442,069	$99,442,069	$-	$-
	Short-Term Investment	1,476,552	-	1,476,552	-
	Derivatives:
	Equity Contracts
	Purchased Options	3,205,135	-	3,205,135	-

	Total Assets	104,123,756	99,442,069	4,681,687	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(8,293)	(8,293)	-	-
	Written Options	(3,096,728)	-	(3,096,728)	-

	Total Liabilities	(3,105,021)	(8,293)	(3,096,728)	-

	Total	$101,018,735	$99,433,776	$1,584,959	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO (Formerly Main Street® Core Portfolio)

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 2.5%

Eastman Chemical Co.	117,934	$10,586,935
PPG Industries, Inc.	134,223	15,347,058

		25,933,993

Communications - 13.7%
Alphabet, Inc. Class A *	28,740	62,631,933
Amazon.com, Inc. *	361,014	38,343,297
Meta Platforms, Inc. Class A *	46,741	7,536,986
Snap, Inc. Class A *	249,272	3,272,941
Uber Technologies, Inc. *	365,103	7,470,007
Verizon Communications, Inc.	470,870	23,896,653

		143,151,817

Consumer, Cyclical - 9.1%
Dollar General Corp.	61,362	15,060,689
Lowe’s Cos., Inc.	54,584	9,534,187
Marriott International, Inc. Class A	54,079	7,355,285
McDonald’s Corp.	133,494	32,956,999
NIKE, Inc. Class B	106,007	10,833,915
O’Reilly Automotive, Inc. *	9,681	6,116,069
Tesla, Inc. *	18,423	12,406,417

		94,263,561

Consumer, Non-Cyclical - 19.0%
AbbVie, Inc.	253,413	38,812,735
Boston Scientific Corp. *	540,676	20,150,994
Bristol-Myers Squibb Co.	385,033	29,647,541
Centene Corp. *	294,306	24,901,231
Coca-Cola Co.	346,117	21,774,220
Intuitive Surgical, Inc. *	44,439	8,919,352
Regeneron Pharmaceuticals, Inc. *	37,637	22,248,360
S&P Global, Inc.	50,294	16,952,096
UnitedHealth Group, Inc.	14,779	7,590,938
Vertex Pharmaceuticals, Inc. *	23,093	6,507,376

		197,504,843

Energy - 3.0%
Baker Hughes Co.	483,324	13,953,564
Pioneer Natural Resources Co.	79,602	17,757,614

		31,711,178

Financial - 13.9%
Ameriprise Financial, Inc.	45,310	10,769,281
Mastercard, Inc. Class A	80,054	25,255,436
Morgan Stanley	258,578	19,667,443
Progressive Corp.	63,171	7,344,892
Prologis, Inc. REIT	267,850	31,512,552
Truist Financial Corp.	536,183	25,431,160
US Bancorp	121,541	5,593,317
Wells Fargo & Co.	493,778	19,341,284

		144,915,365

Industrial - 11.4%
Deere & Co.	85,282	25,539,401
Eaton Corp. PLC	208,138	26,223,307
Norfolk Southern Corp.	98,219	22,324,196
Northrop Grumman Corp.	45,012	21,541,393
Trane Technologies PLC	105,297	13,674,921
Vulcan Materials Co.	63,343	9,001,040

		118,304,258

Technology - 19.1%
Advanced Micro Devices, Inc. *	187,447	14,334,072
Analog Devices, Inc.	73,118	10,681,809
Apple, Inc.	356,774	48,778,141
Leidos Holdings, Inc.	97,277	9,796,767

	Shares	Value
Microsoft Corp.	321,670	$82,614,506
NXP Semiconductors NV (China)	185,687	27,487,247
Teradyne, Inc.	55,851	5,001,457

		198,693,999

Utilities - 4.8%
NextEra Energy, Inc.	429,573	33,274,724
Xcel Energy, Inc.	240,243	16,999,595

		50,274,319

Total Common Stocks (Cost $1,045,756,868)		1,004,753,333

	Principal Amount
SHORT-TERM INVESTMENT - 3.3%
Repurchase Agreement - 3.3%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $34,670,087; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $35,363,327)	$34,669,856	34,669,856

Total Short-Term Investment (Cost $34,669,856)		34,669,856

TOTAL INVESTMENTS - 99.8% (Cost $1,080,426,724)		1,039,423,189

DERIVATIVES - (0.0%)		(74,264)

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,421,471

NET ASSETS - 100.0%		$1,041,770,396

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	19.1%
Consumer, Non-Cyclical	19.0%
Financial	13.9%
Communications	13.7%
Industrial	11.4%
Consumer, Cyclical	9.1%
Utilities	4.8%
Short-Term Investment	3.3%
Energy	3.0%
Others (each less than 3.0%)	2.5%

	99.8%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/22	81	$15,421,739	$15,347,475	($74,264)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,004,753,333	$1,004,753,333	$-	$-
	Short-Term Investment	34,669,856	-	34,669,856	-

	Total Assets	1,039,423,189	1,004,753,333	34,669,856	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(74,264)	(74,264)	-	-

	Total Liabilities	(74,264)	(74,264)	-	-

	Total	$1,039,348,925	$1,004,679,069	$34,669,856	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Basic Materials - 2.9%
Linde PLC (United Kingdom)	49,493	$14,230,722
Sherwin-Williams Co.	47,016	10,527,353

		24,758,075

Communications - 16.5%
Alphabet, Inc. Class A *	23,689	51,624,490
Amazon.com, Inc. *	595,840	63,284,167
Match Group, Inc. *	279,831	19,501,422
Meta Platforms, Inc. Class A *	27,897	4,498,391

		138,908,470

Consumer, Cyclical - 11.0%
Chipotle Mexican Grill, Inc. *	7,568	9,893,344
Domino’s Pizza, Inc.	16,514	6,435,671
Evolution AB ~ (Sweden)	127,540	11,667,484
LVMH Moet Hennessy Louis Vuitton SE (France)	37,768	23,147,162
NIKE, Inc. Class B	173,744	17,756,637
Olaplex Holdings, Inc. *	395,604	5,574,060
Tesla, Inc. *	27,560	18,559,455

		93,033,813

Consumer, Non-Cyclical - 20.4%
AstraZeneca PLC ADR (United Kingdom)	255,247	16,864,169
Danaher Corp.	84,090	21,318,497
Edwards Lifesciences Corp. *	92,425	8,788,693
Eli Lilly & Co.	32,705	10,603,942
Humana, Inc.	17,383	8,136,461
Intuitive Surgical, Inc. *	25,957	5,209,829
Lonza Group AG (Switzerland)	19,962	10,662,449
S&P Global, Inc.	90,099	30,368,769
Thermo Fisher Scientific, Inc.	40,982	22,264,701
UnitedHealth Group, Inc.	39,592	20,335,639
Zoetis, Inc.	99,488	17,100,992

		171,654,141

Energy - 2.3%
EQT Corp.	348,713	11,995,727
Hess Corp.	69,622	7,375,755

		19,371,482

Financial - 9.2%
Blackstone, Inc.	91,843	8,378,837
Mastercard, Inc. Class A	62,710	19,783,750
Prologis, Inc. REIT	91,432	10,756,975
Visa, Inc. Class A	194,927	38,379,177

		77,298,739

Industrial - 2.7%
Ball Corp.	62,572	4,303,077
TransDigm Group, Inc. *	33,590	18,026,745

		22,329,822

Technology - 32.7%
Adobe, Inc. *	22,796	8,344,704
Apple, Inc.	154,047	21,061,306
ASML Holding NV (Netherlands)	47,424	22,568,133
Bill.com Holdings, Inc. *	43,875	4,823,618
Cadence Design Systems, Inc. *	56,897	8,536,257
Intuit, Inc.	97,378	37,533,376
Marvell Technology, Inc.	398,068	17,327,900
Microsoft Corp.	385,222	98,936,566
MongoDB, Inc. *	16,947	4,397,747
NVIDIA Corp.	121,933	18,483,823

	Shares	Value
ServiceNow, Inc. *	55,690	$26,481,709
Zebra Technologies Corp. Class A *	24,319	7,148,570

		275,643,709

Total Common Stocks (Cost $753,480,407)		822,998,251

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $19,349,270; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $19,736,134)	$19,349,141	19,349,141

Total Short-Term Investment (Cost $19,349,141)		19,349,141

TOTAL INVESTMENTS - 100.0% (Cost $772,829,548)		842,347,392

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(91,767)

NET ASSETS - 100.0%		$842,255,625

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	32.7%
Consumer, Non-Cyclical	20.4%
Communications	16.5%
Consumer, Cyclical	11.0%
Financial	9.2%
Others (each less than 3.0%)	10.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$24,758,075	$24,758,075	$-	$-
	Communications	138,908,470	138,908,470	-	-
	Consumer, Cyclical	93,033,813	58,219,167	34,814,646	-
	Consumer, Non-Cyclical	171,654,141	160,991,692	10,662,449	-
	Energy	19,371,482	19,371,482	-	-
	Financial	77,298,739	77,298,739	-	-
	Industrial	22,329,822	22,329,822	-	-
	Technology	275,643,709	275,643,709	-	-

	Total Common Stocks	822,998,251	777,521,156	45,477,095	-

	Short-Term Investment	19,349,141	-	19,349,141	-

	Total	$842,347,392	$777,521,156	$64,826,236	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Basic Materials - 3.4%
Air Products & Chemicals, Inc.	91,310	$21,958,229
PPG Industries, Inc.	139,788	15,983,360

		37,941,589

Communications - 12.8%
Alphabet, Inc. Class A *	9,465	20,626,696
Booking Holdings, Inc. *	8,833	15,448,829
Charter Communications, Inc. Class A *	49,091	23,000,606
Cisco Systems, Inc.	577,990	24,645,494
Comcast Corp. Class A	490,481	19,246,474
DISH Network Corp. Class A *	815,051	14,613,864
Motorola Solutions, Inc.	121,785	25,526,136

		143,108,099

Consumer, Cyclical - 1.6%
Home Depot, Inc.	63,941	17,537,098

Consumer, Non-Cyclical - 13.5%
Amgen, Inc.	58,668	14,273,924
Becton Dickinson & Co.	60,062	14,807,085
Elevance Health, Inc.	61,308	29,586,015
Johnson & Johnson	133,649	23,724,034
Merck & Co., Inc.	135,536	12,356,817
PepsiCo, Inc.	103,600	17,265,976
UnitedHealth Group, Inc.	74,087	38,053,306

		150,067,157

Energy - 9.0%
Chevron Corp.	199,620	28,900,983
ConocoPhillips	502,590	45,137,608
Enterprise Products Partners LP	1,076,697	26,239,106

		100,277,697

Financial - 24.7%
American Express Co.	253,157	35,092,623
American Tower Corp. REIT	89,993	23,001,311
Bank of America Corp.	1,304,193	40,599,528
Bank of New York Mellon Corp.	311,209	12,980,528
Berkshire Hathaway, Inc. Class B *	65,529	17,890,728
Charles Schwab Corp.	365,574	23,096,965
JPMorgan Chase & Co.	331,545	37,335,283
Marsh & McLennan Cos., Inc.	110,920	17,220,330
Progressive Corp.	147,316	17,128,431
Travelers Cos., Inc.	95,409	16,136,524
US Bancorp	240,364	11,061,551
Visa, Inc. Class A	118,600	23,351,154

		274,894,956

Industrial - 20.3%
Deere & Co.	116,012	34,742,114
Honeywell International, Inc.	75,069	13,047,743
Illinois Tool Works, Inc.	91,031	16,590,400
Martin Marietta Materials, Inc.	41,349	12,373,275
Northrop Grumman Corp.	57,759	27,641,724
Otis Worldwide Corp.	174,237	12,313,329
Raytheon Technologies Corp.	440,894	42,374,322
TE Connectivity Ltd. (Switzerland)	307,759	34,822,931
United Parcel Service, Inc. Class B	124,784	22,778,071
Vertiv Holdings Co.	1,086,135	8,928,030

		225,611,939

Technology - 4.8%
Apple, Inc.	36,362	4,971,413
Intel Corp.	409,580	15,322,388
Microsoft Corp.	44,161	11,341,869

	Shares	Value
Oracle Corp.	172,356	$12,042,514
QUALCOMM, Inc.	73,670	9,410,606

		53,088,790

Utilities - 6.2%
Edison International	317,558	20,082,368
Sempra Energy	329,980	49,586,094

		69,668,462

Total Common Stocks (Cost $798,472,139)		1,072,195,787

	Principal Amount
SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $41,437,125; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $42,265,680)	$41,436,849	41,436,849

Total Short-Term Investment (Cost $41,436,849)		41,436,849

TOTAL INVESTMENTS - 100.0% (Cost $839,908,988)		1,113,632,636

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(203,609)

NET ASSETS - 100.0%		$1,113,429,027

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.7%
Industrial	20.3%
Consumer, Non-Cyclical	13.5%
Communications	12.8%
Energy	9.0%
Utilities	6.2%
Technology	4.8%
Short-Term Investment	3.7%
Basic Materials	3.4%
Others (each less than 3.0%)	1.6%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,072,195,787	$1,072,195,787	$-	$-
	Short-Term Investment	41,436,849	-	41,436,849	-

	Total	$1,113,632,636	$1,072,195,787	$41,436,849	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Basic Materials - 4.7%
Agnico Eagle Mines Ltd. (Canada)	70,382	$3,220,680
Albemarle Corp.	13,705	2,864,071
Alcoa Corp.	50,485	2,301,106
CF Industries Holdings, Inc.	42,390	3,634,095
Freeport-McMoRan, Inc.	81,889	2,396,072
Huntsman Corp.	144,103	4,085,320
Mosaic Co.	140,051	6,614,609
Nucor Corp.	5,532	577,596
Westlake Corp.	27,931	2,737,797

		28,431,346

Communications - 3.1%
Arista Networks, Inc. *	6,890	645,869
Fox Corp. Class A	161,683	5,199,725
IAC/InterActiveCorp *	30,765	2,337,217
Match Group, Inc. *	67,028	4,671,181
Roku, Inc. *	35,508	2,916,627
Spotify Technology SA *	28,453	2,669,745
Trade Desk, Inc. Class A *	13,081	547,963

		18,988,327

Consumer, Cyclical - 12.2%
American Eagle Outfitters, Inc.	72,439	809,868
Burlington Stores, Inc. *	14,720	2,005,306
Casey’s General Stores, Inc.	33,621	6,219,213
Chipotle Mexican Grill, Inc. *	575	751,675
Copart, Inc. *	3,252	353,362
Darden Restaurants, Inc.	30,059	3,400,274
Delta Air Lines, Inc. *	96,604	2,798,618
Dollar General Corp.	19,714	4,838,604
DR Horton, Inc.	19,792	1,310,032
Floor & Decor Holdings, Inc. Class A *	25,673	1,616,372
IAA, Inc. *	102,013	3,342,966
Live Nation Entertainment, Inc. *	101,456	8,378,237
LKQ Corp.	64,675	3,174,896
Lululemon Athletica, Inc. *	10,167	2,771,626
Murphy USA, Inc.	16,260	3,786,466
NVR, Inc. *	452	1,809,871
Polaris, Inc.	26,922	2,672,816
Ross Stores, Inc.	72,945	5,122,927
Southwest Airlines Co. *	138,468	5,001,464
Texas Roadhouse, Inc.	59,571	4,360,597
Thor Industries, Inc.	12,894	963,569
Tractor Supply Co.	12,168	2,358,767
Ulta Beauty, Inc. *	13,305	5,128,811
Vail Resorts, Inc.	1,435	312,902
WW Grainger, Inc.	1,429	649,380
YETI Holdings, Inc. *	8,733	377,877

		74,316,496

Consumer, Non-Cyclical - 23.6%
ABIOMED, Inc. *	25,719	6,365,710
Albertsons Cos., Inc. Class A	158,944	4,246,984
Align Technology, Inc. *	3,005	711,193
AMERCO	4,809	2,299,808
AmerisourceBergen Corp.	49,774	7,042,026
AMN Healthcare Services, Inc. *	45,088	4,946,605
BioMarin Pharmaceutical, Inc. *	83,814	6,945,666
Booz Allen Hamilton Holding Corp.	25,948	2,344,661
Clorox Co.	4,535	639,344
Corteva, Inc.	65,251	3,532,689
Darling Ingredients, Inc. *	99,864	5,971,867
Dexcom, Inc. *	16,941	1,262,613
Edwards Lifesciences Corp. *	13,322	1,266,789
Exelixis, Inc. *	187,449	3,902,688
FTI Consulting, Inc. *	43,190	7,810,912

	Shares	Value
Gartner, Inc. *	2,743	$663,340
Hain Celestial Group, Inc. *	104,156	2,472,663
Henry Schein, Inc. *	60,653	4,654,511
Hershey Co.	20,017	4,306,858
Horizon Therapeutics PLC *	13,944	1,112,173
Hormel Foods Corp.	153,007	7,246,412
Kroger Co.	83,375	3,946,139
Lamb Weston Holdings, Inc.	37,257	2,662,385
Masimo Corp. *	10,526	1,375,432
Molina Healthcare, Inc. *	22,013	6,155,055
Monster Beverage Corp. *	34,033	3,154,859
Neurocrine Biosciences, Inc. *	30,854	3,007,648
NuVasive, Inc. *	69,779	3,430,336
Omnicell, Inc. *	27,125	3,085,469
Quanta Services, Inc.	65,569	8,218,418
Service Corp. International	113,199	7,824,315
Teleflex, Inc.	17,223	4,234,275
Tyson Foods, Inc. Class A	50,420	4,339,145
United Rentals, Inc. *	10,785	2,619,784
Vertex Pharmaceuticals, Inc. *	35,842	10,099,917

		143,898,689

Energy - 9.1%
Baker Hughes Co.	160,721	4,640,015
ChampionX Corp.	100,599	1,996,890
Chesapeake Energy Corp.	261,624	21,217,707
Halliburton Co.	17,557	550,588
Marathon Petroleum Corp.	27,863	2,290,617
Ovintiv, Inc.	297,781	13,158,942
Pioneer Natural Resources Co.	25,292	5,642,139
Valaris Ltd. *	49,419	2,087,459
Valero Energy Corp.	34,462	3,662,621

		55,246,978

Financial - 16.9%
Agree Realty Corp. REIT	57,661	4,159,088
Arch Capital Group Ltd. *	68,204	3,102,600
Axis Capital Holdings Ltd.	159,505	9,106,140
Brown & Brown, Inc.	179,726	10,485,215
Cboe Global Markets, Inc.	85,620	9,691,328
Citizens Financial Group, Inc.	85,020	3,034,364
Comerica, Inc.	62,120	4,558,366
EastGroup Properties, Inc. REIT	17,290	2,668,366
Everest Re Group Ltd.	4,947	1,386,545
Fidelity National Financial, Inc.	33,874	1,251,983
Healthcare Realty Trust, Inc. REIT	558,906	15,202,243
Host Hotels & Resorts, Inc. REIT	99,605	1,561,806
Mid-America Apartment Communities, Inc. REIT	57,632	10,066,581
Prosperity Bancshares, Inc.	44,790	3,057,813
STAG Industrial, Inc. REIT	280,025	8,647,172
Synovus Financial Corp.	143,104	5,158,899
Voya Financial, Inc.	52,682	3,136,160
White Mountains Insurance Group Ltd.	5,258	6,552,152

		102,826,821

Industrial - 9.3%
AGCO Corp.	62,335	6,152,464
BWX Technologies, Inc.	50,302	2,771,137
Carrier Global Corp.	54,469	1,942,365
Chart Industries, Inc. *	22,067	3,693,574
Eagle Materials, Inc.	31,940	3,511,484
Eaton Corp. PLC	2,117	266,721
Garmin Ltd.	9,200	903,900
Generac Holdings, Inc. *	22,797	4,800,592
Hexcel Corp.	27,404	1,433,503
Huntington Ingalls Industries, Inc.	25,025	5,450,945
Keysight Technologies, Inc. *	41,003	5,652,264
Knight-Swift Transportation Holdings, Inc.	25,356	1,173,729
L3Harris Technologies, Inc.	16,038	3,876,385

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Martin Marietta Materials, Inc.	5,595	$1,674,248
Owens Corning	35,920	2,669,215
Parker-Hannifin Corp.	9,117	2,243,238
Textron, Inc.	66,278	4,047,597
Timken Co.	35,455	1,880,888
Universal Display Corp.	10,931	1,105,561
Vulcan Materials Co.	8,145	1,157,405

		56,407,215

Technology - 11.3%
AppLovin Corp. Class A *	172,828	5,952,196
Black Knight, Inc. *	19,627	1,283,409
DocuSign, Inc. *	49,614	2,846,851
DXC Technology Co. *	225,839	6,845,180
Jack Henry & Associates, Inc.	28,652	5,157,933
KLA Corp.	11,063	3,529,982
Lumentum Holdings, Inc. *	21,635	1,718,252
NXP Semiconductors NV (China)	873	129,230
Paycom Software, Inc. *	2,341	655,761
Pure Storage, Inc. Class A *	149,817	3,851,795
Skyworks Solutions, Inc.	46,604	4,317,395
Splunk, Inc. *	65,724	5,813,945
Take-Two Interactive Software, Inc. *	43,437	5,322,336
Teradata Corp. *	214,420	7,935,684
Teradyne, Inc.	17,225	1,542,499
Veeva Systems, Inc. Class A *	6,468	1,280,923
Workday, Inc. Class A *	43,370	6,053,585
Zebra Technologies Corp. Class A *	15,579	4,579,447

		68,816,403

Utilities - 6.8%
CenterPoint Energy, Inc.	109,892	3,250,605
CMS Energy Corp.	153,822	10,382,985
Evergy, Inc.	176,498	11,516,495
WEC Energy Group, Inc.	158,300	15,931,312

		41,081,397

Total Common Stocks (Cost $644,776,382)		590,013,672

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $11,448,212; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $11,677,177)	$11,448,136	$11,448,136

Total Short-Term Investment (Cost $11,448,136)		11,448,136

TOTAL INVESTMENTS - 98.9% (Cost $656,224,518)		601,461,808

OTHER ASSETS & LIABILITIES, NET - 1.1%		6,970,372

NET ASSETS - 100.0%		$608,432,180

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.6%
Financial	16.9%
Consumer, Cyclical	12.2%
Technology	11.3%
Industrial	9.3%
Energy	9.1%
Utilities	6.8%
Basic Materials	4.7%
Communications	3.1%
Others (each less than 3.0%)	1.9%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$590,013,672	$590,013,672	$-	$-
	Short-Term Investment	11,448,136	-	11,448,136	-

	Total	$601,461,808	$590,013,672	$11,448,136	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communications - 6.1%
Arista Networks, Inc. *	218,093	$20,444,038
Pinterest, Inc. Class A *	725,199	13,169,614
Shutterstock, Inc.	126,752	7,264,157
Trade Desk, Inc. Class A *	190,877	7,995,837

		48,873,646

Consumer, Cyclical - 18.9%
BorgWarner, Inc.	464,432	15,498,096
Burlington Stores, Inc. *	23,111	3,148,412
Chipotle Mexican Grill, Inc. *	19,366	25,316,397
Fastenal Co.	248,989	12,429,531
Floor & Decor Holdings, Inc. Class A *	108,677	6,842,304
Levi Strauss & Co. Class A	580,370	9,471,638
Lululemon Athletica, Inc. *	38,157	10,401,980
National Vision Holdings, Inc. *	303,670	8,350,925
On Holding AG Class A * (Switzerland)	417,402	7,383,841
Petco Health & Wellness Co., Inc. *	430,405	6,344,170
Pool Corp.	34,519	12,124,108
Scotts Miracle-Gro Co.	98,957	7,816,613
Ulta Beauty, Inc. *	38,435	14,815,924
Vail Resorts, Inc.	52,978	11,551,853

		151,495,792

Consumer, Non-Cyclical - 27.5%
ABIOMED, Inc. *	53,805	13,317,275
Bio-Techne Corp.	37,894	13,135,576
Brown-Forman Corp. Class B	144,344	10,127,175
Clarivate PLC *	661,717	9,171,398
CoStar Group, Inc. * ‡	517,882	31,285,252
Dexcom, Inc. * ‡	307,556	22,922,149
Edwards Lifesciences Corp. *	139,633	13,277,702
Envista Holdings Corp. *	381,951	14,720,391
Genmab AS ADR * (Denmark)	394,444	12,815,486
Horizon Therapeutics PLC *	191,488	15,273,083
Intuitive Surgical, Inc. *	59,710	11,984,394
MarketAxess Holdings, Inc.	85,464	21,879,639
Repligen Corp. *	83,556	13,569,494
Seagen, Inc. *	100,651	17,809,188

		221,288,202

Financial - 3.9%
First Republic Bank	110,463	15,928,764
Kinsale Capital Group, Inc.	29,339	6,737,408
Pinnacle Financial Partners, Inc.	121,235	8,766,503

		31,432,675

Industrial - 17.8%
Agilent Technologies, Inc.	90,488	10,747,260
AO Smith Corp.	234,687	12,832,685
Generac Holdings, Inc. *	48,389	10,189,756
HEICO Corp. Class A	156,152	16,455,298
IDEX Corp.	54,757	9,945,514
II-VI, Inc. *	344,250	17,539,537
Keysight Technologies, Inc. *	121,147	16,700,114
Littelfuse, Inc.	13,082	3,323,351
Novanta, Inc. *	69,917	8,478,835
Trex Co., Inc. *	250,768	13,646,794
Trimble, Inc. *	230,981	13,450,024
Universal Display Corp.	96,688	9,779,024

		143,088,192

Technology - 24.9%
Azenta, Inc.	143,829	10,370,071
Crowdstrike Holdings, Inc. Class A *	90,017	15,173,266
DocuSign, Inc. *	186,365	10,693,624
Electronic Arts, Inc.	105,088	12,783,955

	Shares	Value
Five9, Inc. *	141,228	$12,871,520
Genpact Ltd.	149,376	6,327,567
Guidewire Software, Inc. *	130,864	9,290,036
Marvell Technology, Inc.	371,981	16,192,333
Microchip Technology, Inc.	280,501	16,291,498
Monolithic Power Systems, Inc.	67,276	25,836,675
Paycom Software, Inc. *	56,491	15,824,259
Teradyne, Inc.	197,797	17,712,721
Tyler Technologies, Inc. *	46,692	15,524,156
Workiva, Inc. *	115,786	7,640,718
ZoomInfo Technologies, Inc. Class A *	223,792	7,438,846

		199,971,245

Total Common Stocks (Cost $820,625,033)		796,149,752

	Principal Amount
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $9,548,522; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $9,739,446)	$9,548,459	9,548,459

Total Short-Term Investment (Cost $9,548,459)		9,548,459

TOTAL INVESTMENTS - 100.3% (Cost $830,173,492)		805,698,211

DERIVATIVES - (0.2%)		(1,445,350)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(764,830)

NET ASSETS - 100.0%		$803,488,031

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.5%
Technology	24.9%
Consumer, Cyclical	18.9%
Industrial	17.8%
Communications	6.1%
Financial	3.9%
Others (each less than 3.0%)	1.2%

	100.3%
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of June 30, 2022, investments with a total aggregate value of $3,796,370 were fully or partially segregated with the broker(s)/custodian as collateral for open options contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(c)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of contracts	Notional Amount	Premium	Value
Put - Shutterstock, Inc.	$110.00	08/19/22	OCC	274	$3,014,000	$1,127,770	($1,445,350)

Total Written Options						$1,127,770	($1,445,350)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$796,149,752	$796,149,752	$-	$-
	Short-Term Investment	9,548,459	-	9,548,459	-

	Total Assets	805,698,211	796,149,752	9,548,459	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(1,445,350)	-	(1,445,350)	-

	Total Liabilities	(1,445,350)	-	(1,445,350)	-

	Total	$804,252,861	$796,149,752	$8,103,109	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Basic Materials - 2.7%
Axalta Coating Systems Ltd. *	125,911	$2,783,892
DuPont de Nemours, Inc.	85,002	4,724,411
FMC Corp.	55,184	5,905,240
PPG Industries, Inc.	37,946	4,338,746

		17,752,289

Communications - 1.8%
Expedia Group, Inc. *	35,576	3,373,672
Maxar Technologies, Inc.	77,583	2,024,141
NortonLifeLock, Inc.	283,926	6,235,015

		11,632,828

Consumer, Cyclical - 13.4%
Alaska Air Group, Inc. *	81,214	3,252,621
AutoZone, Inc. *	6,131	13,176,255
Callaway Golf Co. *	77,726	1,585,610
Copart, Inc. *	25,933	2,817,880
Darden Restaurants, Inc.	24,028	2,718,047
Domino’s Pizza, Inc.	5,911	2,303,576
Gentex Corp.	109,151	3,052,954
Harley-Davidson, Inc.	172,230	5,452,802
Hasbro, Inc.	77,322	6,331,125
International Game Technology PLC	105,042	1,949,580
Las Vegas Sands Corp. *	80,592	2,707,085
Lear Corp.	18,297	2,303,409
Live Nation Entertainment, Inc. *	40,340	3,331,277
LKQ Corp.	112,034	5,499,749
Marriott International, Inc. Class A	28,018	3,810,728
Polaris, Inc.	48,262	4,791,451
Resideo Technologies, Inc. *	132,903	2,580,976
Ross Stores, Inc.	58,366	4,099,044
Tempur Sealy International, Inc.	157,085	3,356,907
Ulta Beauty, Inc. *	6,132	2,363,763
Whirlpool Corp.	34,837	5,395,206
Wyndham Hotels & Resorts, Inc.	64,130	4,214,624

		87,094,669

Consumer, Non-Cyclical - 16.4%
AmerisourceBergen Corp.	51,469	7,281,834
ASGN, Inc. *	39,845	3,596,011
Avantor, Inc. *	245,218	7,626,280
Avery Dennison Corp.	13,884	2,247,403
Centene Corp. *	75,883	6,420,461
Cigna Corp.	12,764	3,363,569
Coca-Cola Europacific Partners PLC (United Kingdom)	93,040	4,801,794
Corteva, Inc.	123,133	6,666,421
Envista Holdings Corp. *	49,449	1,905,764
EVERTEC, Inc.	68,219	2,515,917
Global Payments, Inc.	35,401	3,916,767
HCA Healthcare, Inc.	28,466	4,783,996
Humana, Inc.	14,883	6,966,286
ICON PLC * (Ireland)	41,379	8,966,829
IQVIA Holdings, Inc. *	13,779	2,989,905
Keurig Dr Pepper, Inc.	105,691	3,740,405
Laboratory Corp. of America Holdings	10,041	2,353,209
Molina Healthcare, Inc. *	15,440	4,317,178
Monster Beverage Corp. *	29,369	2,722,506
Robert Half International, Inc.	34,862	2,610,815
TransUnion	52,339	4,186,597
Universal Health Services, Inc. Class B	19,729	1,986,908
US Foods Holding Corp. *	174,943	5,367,251
Zimmer Biomet Holdings, Inc.	47,946	5,037,207

		106,371,313

	Shares	Value
Energy - 7.5%
ConocoPhillips	65,698	$5,900,337
Devon Energy Corp.	102,500	5,648,775
Diamondback Energy, Inc.	43,269	5,242,039
Halliburton Co.	181,557	5,693,628
Marathon Petroleum Corp.	64,361	5,291,118
Pioneer Natural Resources Co.	31,929	7,122,721
Schlumberger NV	261,687	9,357,927
Valero Energy Corp.	42,811	4,549,953

		48,806,498

Financial - 22.9%
Aflac, Inc.	43,014	2,379,965
Alleghany Corp. *	7,084	5,901,680
American Homes 4 Rent Class A REIT	112,965	4,003,480
American International Group, Inc.	87,917	4,495,196
Americold Realty Trust, Inc. REIT	23,941	719,188
Ameriprise Financial, Inc.	59,189	14,068,041
Aon PLC Class A	21,326	5,751,196
Cousins Properties, Inc. REIT	112,301	3,282,558
Discover Financial Services	81,894	7,745,535
Duke Realty Corp. REIT	69,412	3,814,189
East West Bancorp, Inc.	134,885	8,740,548
Equity Residential REIT	76,071	5,493,848
Essex Property Trust, Inc. REIT	22,398	5,857,301
Everest Re Group Ltd.	23,850	6,684,678
Fifth Third Bancorp	364,810	12,257,616
Globe Life, Inc.	42,383	4,131,071
Healthpeak Properties, Inc. REIT	113,421	2,938,738
Huntington Bancshares, Inc.	722,001	8,685,672
KeyCorp	545,876	9,405,443
Kilroy Realty Corp. REIT	55,884	2,924,410
Lamar Advertising Co. Class A REIT	31,838	2,800,789
Regency Centers Corp. REIT	96,404	5,717,721
SLM Corp.	208,780	3,327,953
State Street Corp.	29,657	1,828,354
Travelers Cos., Inc.	15,234	2,576,526
Truist Financial Corp.	128,995	6,118,233
Welltower, Inc. REIT	87,020	7,166,097

		148,816,026

Industrial - 19.5%
Advanced Drainage Systems, Inc.	35,088	3,160,376
Allegion PLC	43,466	4,255,321
Altra Industrial Motion Corp.	65,134	2,295,974
AMETEK, Inc.	74,680	8,206,585
BWX Technologies, Inc.	80,098	4,412,599
Crown Holdings, Inc.	34,069	3,140,140
Curtiss-Wright Corp.	27,869	3,680,380
Dover Corp.	74,072	8,986,415
Eaton Corp. PLC	62,803	7,912,550
Expeditors International of Washington, Inc.	35,876	3,496,475
FedEx Corp.	19,169	4,345,804
Flex Ltd. *	226,774	3,281,420
Garmin Ltd.	45,953	4,514,882
Hexcel Corp.	83,896	4,388,600
Howmet Aerospace, Inc.	225,718	7,098,831
ITT, Inc.	33,184	2,231,292
L3Harris Technologies, Inc.	17,944	4,337,065
Landstar System, Inc.	18,166	2,641,700
Masco Corp.	87,315	4,418,139
Mohawk Industries, Inc. *	31,647	3,927,076
Norfolk Southern Corp.	24,032	5,462,233
nVent Electric PLC	76,082	2,383,649
Oshkosh Corp.	29,236	2,401,445
Otis Worldwide Corp.	18,261	1,290,505
Parker-Hannifin Corp.	27,155	6,681,488
Sensata Technologies Holding PLC	46,976	1,940,579

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
TE Connectivity Ltd.	72,148	$8,163,546
Textron, Inc.	120,332	7,348,675

		126,403,744

Technology - 7.6%
Check Point Software Technologies Ltd. * (Israel)	44,813	5,457,327
Cognizant Technology Solutions Corp. Class A	87,242	5,887,963
Fidelity National Information Services, Inc.	43,836	4,018,446
KLA Corp.	11,060	3,529,025
Leidos Holdings, Inc.	28,227	2,842,741
Microchip Technology, Inc.	75,780	4,401,302
NetApp, Inc.	52,493	3,424,643
NXP Semiconductors NV (China)	20,870	3,089,386
Qorvo, Inc. *	67,461	6,362,922
Science Applications International Corp.	39,186	3,648,217
SS&C Technologies Holdings, Inc.	53,656	3,115,804
Western Digital Corp. *	85,306	3,824,268

		49,602,044

Utilities - 5.1%
American Electric Power Co., Inc.	57,650	5,530,942
CenterPoint Energy, Inc.	372,038	11,004,884
DTE Energy Co.	48,755	6,179,696
Edison International	44,592	2,819,998
Entergy Corp.	64,308	7,243,653

		32,779,173

Total Common Stocks (Cost $536,573,274)		629,258,584

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.0%
Repurchase Agreement - 3.0%
State Street Bank & Trust Co. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $19,361,074; collateralized by U.S. Treasury Notes and Federal Home Loan Mortgage Corp: 1.500% - 3.500% due 01/31/27 - 08/01/47 and value $19,748,163)	$19,360,944	$19,360,944

Total Short-Term Investment (Cost $19,360,944)		19,360,944

TOTAL INVESTMENTS - 99.9% (Cost $555,934,218)		648,619,528

OTHER ASSETS & LIABILITIES, NET - 0.1%		331,164

NET ASSETS - 100.0%		$648,950,692

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.9%
Industrial	19.5%
Consumer, Non-Cyclical	16.4%
Consumer, Cyclical	13.4%
Technology	7.6%
Energy	7.5%
Utilities	5.1%
Short-Term Investment	3.0%
Others (each less than 3.0%)	4.5%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$629,258,584	$629,258,584	$-	$-
	Short-Term Investment	19,360,944	-	19,360,944	-

	Total	$648,619,528	$629,258,584	$19,360,944	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	$391
Contra Zogenix, Inc. - Contingent Value Rights *	8,726	5,933

		6,324

Total Rights (Cost $5,934)		6,324

COMMON STOCKS - 98.7%
Basic Materials - 4.1%
AdvanSix, Inc.	2,410	80,590
American Vanguard Corp.	467	10,437
Amyris, Inc. *	23,336	43,172
Arconic Corp. *	13,640	382,602
Ashland Global Holdings, Inc.	34,152	3,519,364
Carpenter Technology Corp.	6,205	173,182
Clearwater Paper Corp. *	2,046	68,807
Coeur Mining, Inc. *	36,278	110,285
Commercial Metals Co.	13,138	434,868
Constellium SE *	7,793	102,946
Danimer Scientific, Inc. *	11,612	52,951
Ecovyst, Inc.	8,225	81,016
Elementis PLC * (United Kingdom)	1,224,313	1,466,594
Energy Fuels, Inc. *	4,910	24,108
GCP Applied Technologies, Inc. *	510	15,953
Glatfelter Corp.	5,417	37,269
Hawkins, Inc.	1,043	37,579
HB Fuller Co.	1,061	63,883
Hecla Mining Co.	69,121	270,954
Innospec, Inc.	543	52,014
Intrepid Potash, Inc. *	1,460	66,123
Koppers Holdings, Inc.	2,557	57,890
Minerals Technologies, Inc.	58,135	3,566,001
Neenah, Inc.	1,818	62,067
Novagold Resources, Inc. * (Canada)	1,509	7,258
Origin Materials, Inc. *	5,356	27,423
Perimeter Solutions SA * (Luxembourg)	15,446	167,435
Piedmont Lithium, Inc. *	1,602	58,329
PolyMet Mining Corp. * (Canada)	2,617	7,197
Quaker Chemical Corp.	586	87,619
Rayonier Advanced Materials, Inc. *	7,674	20,106
Resolute Forest Products, Inc. *	6,027	76,904
Schnitzer Steel Industries, Inc. Class A	2,993	98,290
Schweitzer-Mauduit International, Inc.	3,858	96,913
Sensient Technologies Corp.	388	31,257
Stepan Co.	2,487	252,057
Sylvamo Corp.	314	10,262
Terawulf, Inc. *	5,171	6,205
Trinseo PLC	4,680	179,993
Tronox Holdings PLC Class A	15,299	257,023
Unifi, Inc. *	2,167	30,468
Ur-Energy, Inc. *	2,111	2,238
US Lime & Minerals, Inc.	64	6,758
Valhi, Inc.	283	12,831

		12,217,221

Communications - 1.7%
1-800-Flowers.com, Inc. Class A *	3,442	32,733
1stdibs.com, Inc. *	2,867	16,313
A10 Networks, Inc.	1,895	27,250
ADTRAN, Inc.	753	13,200
Advantage Solutions, Inc. *	11,365	43,187
aka Brands Holding Corp. *	563	1,554

	Shares	Value
Allbirds, Inc. Class A *	8,752	$34,395
AMC Networks, Inc. Class A *	3,961	115,344
Anterix, Inc. *	1,010	41,481
ATN International, Inc.	1,365	64,032
Audacy, Inc. Class A *	14,650	13,803
Aviat Networks, Inc. *	1,084	27,143
BARK, Inc. *	6,362	8,143
Blade Air Mobility, Inc. *	7,167	31,965
Boston Omaha Corp. Class A *	2,530	52,245
Bumble, Inc. Class A *	11,345	319,362
Calix, Inc. *	1,600	54,624
Cars.com, Inc. *	7,381	69,603
ChannelAdvisor Corp. *	3,885	56,643
Clear Channel Outdoor Holdings, Inc. *	48,351	51,736
Cogent Communications Holdings, Inc.	2,622	159,313
Consolidated Communications Holdings, Inc. *	9,029	63,203
ContextLogic, Inc. Class A *	73,701	117,922
Cumulus Media, Inc. Class A *	2,474	19,124
DHI Group, Inc. *	1,509	7,500
DigitalBridge Group, Inc. REIT *	8,956	43,705
EchoStar Corp. Class A *	4,654	89,822
Edgio, Inc. *	2,528	5,840
Entravision Communications Corp. Class A	3,124	14,245
ePlus, Inc. *	929	49,349
Eventbrite, Inc. Class A *	1,268	13,022
EW Scripps Co. Class A *	7,755	96,705
Figs, Inc. Class A *	2,484	22,629
fuboTV, Inc. *	23,015	56,847
Gannett Co., Inc. *	20,131	58,380
Globalstar, Inc. *	11,794	14,507
Gogo, Inc. *	5,976	96,751
Gray Television, Inc.	6,372	107,623
Groupon, Inc. *	2,589	29,256
HealthStream, Inc. *	2,772	60,180
IDT Corp. Class B *	447	11,242
iHeartMedia, Inc. Class A *	15,930	125,688
Inspirato, Inc. *	1,528	7,075
InterDigital, Inc.	2,643	160,694
KORE Group Holdings, Inc. *	4,005	12,295
Lands’ End, Inc. *	1,781	18,914
Liberty Latin America Ltd. Class A * (Chile)	4,711	36,746
Liberty Latin America Ltd. Class C * (Chile)	19,477	151,726
Liquidity Services, Inc. *	1,589	21,356
Magnite, Inc. *	17,418	154,672
Maxar Technologies, Inc.	9,418	245,716
NETGEAR, Inc. *	3,610	66,857
Overstock.com, Inc. *	5,519	138,030
Planet Labs PBC *	2,589	11,210
Poshmark, Inc. Class A *	5,976	60,417
Preformed Line Products Co.	237	14,576
QuinStreet, Inc. *	6,220	62,573
RealReal, Inc. *	9,173	22,841
Ribbon Communications, Inc. *	8,719	26,506
RumbleON, Inc. Class B *	1,323	19,461
Scholastic Corp.	3,768	135,535
Shenandoah Telecommunications Co.	6,203	137,707
Solo Brands, Inc. Class A *	2,672	10,848
Squarespace, Inc. Class A *	3,036	63,513
Stagwell, Inc. *	9,223	50,081
Stitch Fix, Inc. Class A *	6,558	32,397
TEGNA, Inc.	29,253	613,435
Telephone & Data Systems, Inc.	13,147	207,591
Terran Orbital Corp. *	3,001	13,745
Thryv Holdings, Inc. *	2,627	58,819
TrueCar, Inc. *	11,811	30,591
Urban One, Inc. *	2,307	12,596
US Cellular Corp. *	1,882	54,503
Vacasa, Inc. Class A *	5,263	15,157
Value Line, Inc.	32	2,114

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Vivid Seats, Inc. Class A	2,296	$17,151
WideOpenWest, Inc. *	3,054	55,613

		5,080,670

Consumer, Cyclical - 12.1%
A-Mark Precious Metals, Inc.	2,488	80,238
Abercrombie & Fitch Co. Class A *	6,370	107,780
Academy Sports & Outdoors, Inc.	10,821	384,578
Acushnet Holdings Corp.	3,400	141,712
Adient PLC *	42,535	1,260,312
Aeva Technologies, Inc. *	12,516	39,175
Allegiant Travel Co. *	1,202	135,934
America’s Car-Mart, Inc. *	764	76,858
American Axle & Manufacturing Holdings, Inc. *	13,814	104,019
American Eagle Outfitters, Inc.	20,688	231,292
Asbury Automotive Group, Inc. *	2,060	348,840
Aterian, Inc. *	7,090	15,314
Avient Corp.	68,171	2,732,294
Bally’s Corp. *	5,105	100,977
Beacon Roofing Supply, Inc. *	2,177	111,811
Beazer Homes USA, Inc. *	3,629	43,802
Bed Bath & Beyond, Inc. *	2,879	14,309
Big 5 Sporting Goods Corp.	2,585	28,978
Big Lots, Inc.	3,746	78,554
Biglari Holdings, Inc. Class B *	93	11,411
BJ’s Restaurants, Inc. *	3,003	65,105
Bloomin’ Brands, Inc.	3,239	53,832
Bluegreen Vacations Holding Corp.	1,471	36,716
BlueLinx Holdings, Inc. *	1,219	81,441
Bowlero Corp. *	4,914	52,039
Brinker International, Inc. *	59,976	1,321,271
Brunswick Corp.	11,007	719,638
Buckle, Inc.	435	12,045
Build-A-Bear Workshop, Inc.	512	8,407
Callaway Golf Co. *	18,676	380,990
Carter’s, Inc.	10,722	755,687
Cato Corp. Class A	2,391	27,760
Cenntro Electric Group Ltd. *	23,452	35,413
Century Communities, Inc.	7,012	315,330
Chico’s FAS, Inc. *	4,478	22,256
Children’s Place, Inc. *	31,923	1,242,443
Chuy’s Holdings, Inc. *	2,447	48,744
Cinemark Holdings, Inc. *	3,272	49,145
Citi Trends, Inc. *	1,069	25,282
Clean Energy Fuels Corp. *	22,173	99,335
CompX International, Inc.	335	7,769
Conn’s, Inc. *	2,217	17,780
Container Store Group, Inc. *	3,931	24,490
Dalata Hotel Group PLC * (Ireland)	508,341	1,851,188
Dana, Inc.	16,974	238,824
Denny’s Corp. *	189,653	1,646,188
Designer Brands, Inc. Class A	2,153	28,118
Destination XL Group, Inc. *	3,724	12,624
Dine Brands Global, Inc.	285	18,548
Duluth Holdings, Inc. Class B *	1,308	12,478
El Pollo Loco Holdings, Inc. *	2,963	29,156
Ermenegildo Zegna Holditalia SpA * (Italy)	5,424	57,223
Ethan Allen Interiors, Inc.	3,130	63,257
Everi Holdings, Inc. *	5,213	85,024
EVgo, Inc. *	7,709	46,331
Express, Inc. *	8,280	16,229
First Watch Restaurant Group, Inc. *	1,076	15,516
FirstCash, Inc.	2,505	174,123
Foot Locker, Inc.	11,046	278,912
Forestar Group, Inc. *	2,135	29,228
Fossil Group, Inc. *	5,931	30,663
Franchise Group, Inc.	321	11,257
Full House Resorts, Inc. *	2,933	17,833
G-III Apparel Group Ltd. *	6,045	122,290

	Shares	Value
Genesco, Inc. *	1,780	$88,840
Global Industrial Co.	562	18,979
Goodyear Tire & Rubber Co. *	37,001	396,281
Green Brick Partners, Inc. *	2,614	51,156
Group 1 Automotive, Inc.	3,005	510,249
GrowGeneration Corp. *	7,674	27,550
Haverty Furniture Cos., Inc.	1,947	45,131
Hawaiian Holdings, Inc. *	7,121	101,902
Healthcare Services Group, Inc.	5,073	88,321
Hibbett, Inc.	289	12,632
Hilton Grand Vacations, Inc. *	57,683	2,061,014
Hyliion Holdings Corp. *	18,214	58,649
IMAX Corp. *	2,801	47,309
Interface, Inc.	1,419	17,794
International Game Technology PLC	10,051	186,547
iRobot Corp. *	485	17,824
Jack in the Box, Inc.	52,654	2,951,783
JOANN, Inc.	1,395	10,811
Johnson Outdoors, Inc. Class A	815	49,845
KAR Auction Services, Inc. *	15,562	229,851
KB Home	8,851	251,899
Kimball International, Inc. Class B	5,285	40,536
La-Z-Boy, Inc.	5,839	138,443
Landsea Homes Corp. *	1,129	7,519
LCI Industries	1,587	177,554
LGI Homes, Inc. *	2,604	226,288
Life Time Group Holdings, Inc. *	5,477	70,544
Lifetime Brands, Inc.	1,637	18,072
Light & Wonder, Inc. Class A *	12,900	606,171
Lindblad Expeditions Holdings, Inc. *	3,738	30,278
Lions Gate Entertainment Corp. Class A *	7,975	74,247
Lions Gate Entertainment Corp. Class B *	14,821	130,869
LL Flooring Holdings, Inc. *	4,185	39,213
Lordstown Motors Corp. Class A *	21,714	34,308
M/I Homes, Inc. *	11,805	468,186
Madison Square Garden Entertainment Corp. *	3,422	180,066
Marcus Corp. *	3,315	48,963
MarineMax, Inc. *	2,511	90,697
MDC Holdings, Inc.	5,789	187,043
Meritage Homes Corp. *	8,746	634,085
Methode Electronics, Inc.	4,793	177,533
Microvast Holdings, Inc. *	8,918	19,798
Miller Industries, Inc.	1,291	29,267
MillerKnoll, Inc.	10,167	267,087
Motorcar Parts of America, Inc. *	2,358	30,937
Movado Group, Inc.	1,950	60,314
National Vision Holdings, Inc. *	10,098	277,695
Nu Skin Enterprises, Inc. Class A	3,895	168,654
ODP Corp. *	5,462	165,171
OneWater Marine, Inc. Class A *	1,291	42,668
Oxford Industries, Inc.	641	56,882
Papa John’s International, Inc.	1,178	98,387
Party City Holdco, Inc. *	9,005	11,887
Patrick Industries, Inc.	2,666	138,205
PC Connection, Inc.	1,391	61,274
PetMed Express, Inc.	717	14,268
PLBY Group, Inc. *	3,955	25,312
PriceSmart, Inc.	1,179	84,452
Proterra, Inc. *	15,406	71,484
Purple Innovation, Inc. *	6,548	20,037
Qurate Retail, Inc. Class A	47,363	135,932
Red Rock Resorts, Inc. Class A	3,850	128,436
Resideo Technologies, Inc. *	18,794	364,979
REV Group, Inc.	55,911	607,753
Rite Aid Corp. *	3,851	25,956
Rocky Brands, Inc.	809	27,652
Rush Enterprises, Inc. Class A	5,461	263,220
Rush Enterprises, Inc. Class B	882	43,756
Sally Beauty Holdings, Inc. *	948	11,300

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ScanSource, Inc. *	3,323	$103,478
SeaWorld Entertainment, Inc. *	3,002	132,628
Shoe Carnival, Inc.	2,339	50,546
Signet Jewelers Ltd. (NYSE)	6,015	321,562
SkyWest, Inc. *	6,607	140,399
Sleep Number Corp. *	1,652	51,129
Snap One Holdings Corp. *	2,249	20,623
Solid Power, Inc. *	4,344	23,371
Sonic Automotive, Inc. Class A	2,689	98,498
Sovos Brands, Inc. *	1,126	17,870
Spirit Airlines, Inc. *	14,423	343,844
Sportsman’s Warehouse Holdings, Inc. *	5,449	52,256
Standard Motor Products, Inc.	2,613	117,559
Steelcase, Inc. Class A	11,173	119,886
Superior Group of Cos., Inc.	1,666	29,572
Taylor Morrison Home Corp. *	19,624	458,417
ThredUp, Inc. Class A *	6,611	16,528
Tile Shop Holdings, Inc.	4,454	13,674
Tilly’s, Inc. Class A	2,763	19,396
Titan Machinery, Inc. *	2,410	54,008
Torrid Holdings, Inc. *	1,623	7,011
Traeger, Inc. *	4,165	17,701
TravelCenters of America, Inc. *	1,796	61,908
Tri Pointe Homes, Inc. *	12,118	204,431
Tupperware Brands Corp. *	6,063	38,439
TuSimple Holdings, Inc. Class A *	18,655	134,876
UniFirst Corp.	2,006	345,393
Univar Solutions, Inc. *	70,729	1,759,030
Universal Electronics, Inc. *	1,799	46,000
Urban Outfitters, Inc. *	8,928	166,596
Velodyne Lidar, Inc. *	24,591	23,489
Vinco Ventures, Inc. *	9,606	13,256
Virgin Galactic Holdings, Inc. *	15,373	92,545
Vista Outdoor, Inc. *	7,289	203,363
VSE Corp.	1,323	49,718
Wabash National Corp.	887	12,045
Weber, Inc. Class A	3,428	24,716
Weyco Group, Inc.	659	16,113
Wheels Up Experience, Inc. *	23,345	45,523
Winmark Corp.	360	70,405
Winnebago Industries, Inc.	4,280	207,837
Workhorse Group, Inc. *	1,628	4,233
World Fuel Services Corp.	8,410	172,069
Xponential Fitness, Inc. Class A *	1,493	18,752
Zumiez, Inc. *	2,119	55,094

		36,069,648

Consumer, Non-Cyclical - 15.6%
23andMe Holding Co. Class A *	12,612	31,278
2seventy bio, Inc. *	4,741	62,581
2U, Inc. *	9,929	103,957
4D Molecular Therapeutics, Inc. *	4,184	29,204
Aaron’s Co., Inc.	3,890	56,600
AbCellera Biologics, Inc. * (Canada)	15,846	168,760
ABM Industries, Inc.	8,850	384,267
Absci Corp. *	6,509	21,610
ACCO Brands Corp.	12,809	83,643
Accolade, Inc. *	8,062	59,659
Adagio Therapeutics, Inc. *	6,262	20,539
AdaptHealth Corp. *	9,338	168,458
Adaptive Biotechnologies Corp. *	14,539	117,621
Addus HomeCare Corp. *	1,193	99,353
Adicet Bio, Inc. *	3,928	57,349
ADMA Biologics, Inc. *	12,523	24,796
Adtalem Global Education, Inc. *	5,759	207,151
Aerie Pharmaceuticals, Inc. *	1,123	8,423
Aerovate Therapeutics, Inc. *	1,203	18,803
Affimed NV * (Germany)	2,253	6,241
Agios Pharmaceuticals, Inc. *	7,479	165,809
Akero Therapeutics, Inc. *	3,301	31,194

	Shares	Value
Alico, Inc.	761	$27,114
Alight, Inc. Class A *	44,938	303,331
Allogene Therapeutics, Inc. *	10,236	116,690
Allovir, Inc. *	3,951	15,409
Alpha Teknova, Inc. *	393	3,301
Alphatec Holdings, Inc. *	497	3,250
Alpine Immune Sciences, Inc. *	942	8,016
Alta Equipment Group, Inc. *	1,922	17,240
ALX Oncology Holdings, Inc. *	2,795	22,612
American Public Education, Inc. *	2,312	37,362
American Well Corp. Class A *	29,328	126,697
Amylyx Pharmaceuticals, Inc. *	1,133	21,822
AnaptysBio, Inc. *	2,682	54,445
Andersons, Inc.	4,154	137,040
AngioDynamics, Inc. *	4,669	90,345
ANI Pharmaceuticals, Inc. *	1,654	49,074
Anika Therapeutics, Inc. *	2,139	47,742
API Group Corp. *	27,446	410,867
AppHarvest, Inc. *	9,064	31,633
Arbutus Biopharma Corp. * (Canada)	6,312	17,106
Arcellx, Inc. *	1,203	21,750
Arcturus Therapeutics Holdings, Inc. *	305	4,801
Arcus Biosciences, Inc. *	6,605	167,371
Artivion, Inc. *	864	16,312
Atara Biotherapeutics, Inc. *	11,012	85,783
Atea Pharmaceuticals, Inc. *	9,851	69,942
Athira Pharma, Inc. *	3,981	12,142
ATI Physical Therapy, Inc. *	8,550	12,056
AtriCure, Inc. *	2,195	89,688
Avanos Medical, Inc. *	6,185	169,098
Aveanna Healthcare Holdings, Inc. *	4,980	11,255
Avidity Biosciences, Inc. *	6,659	96,755
B&G Foods, Inc.	8,763	208,384
Bakkt Holdings, Inc. *	8,301	17,432
Barrett Business Services, Inc.	125	9,109
Beachbody Co., Inc. *	11,191	13,429
Beauty Health Co. *	1,477	18,994
Benson Hill, Inc. *	10,972	30,063
Berkeley Lights, Inc. *	7,113	35,352
BioCryst Pharmaceuticals, Inc. *	7,374	78,017
Biohaven Pharmaceutical Holding Co. Ltd. *	3,092	450,535
BioLife Solutions, Inc. *	3,958	54,660
Bionano Genomics, Inc. *	37,267	51,428
Bioventus, Inc. Class A *	3,920	26,734
Bioxcel Therapeutics, Inc. *	2,431	32,089
Bird Global, Inc. Class A *	21,041	9,174
Bluebird Bio, Inc. *	9,876	40,887
Bridgebio Pharma, Inc. *	5,160	46,853
Bright Health Group, Inc. *	24,891	45,302
BrightView Holdings, Inc. *	5,852	70,224
Brookdale Senior Living, Inc. *	24,340	110,504
Butterfly Network, Inc. *	17,020	52,251
C4 Therapeutics, Inc. *	5,394	40,671
Cal-Maine Foods, Inc.	435	21,493
Cara Therapeutics, Inc. *	5,500	50,215
Cardiovascular Systems, Inc. *	2,680	38,485
CareMax, Inc. *	7,303	26,510
Caribou Biosciences, Inc. *	6,808	36,967
Cass Information Systems, Inc.	1,688	57,054
Castle Biosciences, Inc. *	3,054	67,035
Celldex Therapeutics, Inc. *	4,641	125,121
Central Garden & Pet Co. *	789	33,469
Central Garden & Pet Co. Class A *	3,543	141,755
Century Therapeutics, Inc. *	2,465	20,706
Chefs’ Warehouse, Inc. *	1,339	52,074
ChemoCentryx, Inc. *	2,135	52,905
Chimerix, Inc. *	2,336	4,859
Chinook Therapeutics, Inc. *	5,550	97,070
CinCor Pharma, Inc. *	1,668	31,425
Cipher Mining, Inc. *	6,069	8,315

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Cogent Biosciences, Inc. *	5,665	$51,098
Community Health Systems, Inc. *	16,054	60,203
CompoSecure, Inc. *	1,056	5,491
Core Scientific, Inc. *	26,981	40,202
CoreCivic, Inc. REIT *	15,648	173,849
Covetrus, Inc. *	13,648	283,196
Crinetics Pharmaceuticals, Inc. *	5,745	107,144
Cross Country Healthcare, Inc. *	4,324	90,069
CTI BioPharma Corp. *	9,503	56,733
Cue Health, Inc. *	13,884	44,429
Cullinan Oncology, Inc. *	3,780	48,460
Custom Truck One Source, Inc. *	4,972	27,843
Cytokinetics, Inc. *	1,010	39,683
Day One Biopharmaceuticals, Inc. *	2,975	53,253
Deciphera Pharmaceuticals, Inc. *	4,122	54,204
Deluxe Corp.	5,649	122,414
Design Therapeutics, Inc. *	4,330	60,620
DICE Therapeutics, Inc. *	3,586	55,655
Dyne Therapeutics, Inc. *	3,716	25,529
Edgewell Personal Care Co.	6,989	241,260
Edgewise Therapeutics, Inc. *	3,719	29,603
Editas Medicine, Inc. *	8,877	105,015
Eiger BioPharmaceuticals, Inc. *	481	3,030
Embecta Corp. *	979	24,788
Emergent BioSolutions, Inc. *	6,669	207,006
Enanta Pharmaceuticals, Inc. *	2,185	103,285
Endo International PLC *	28,371	13,212
Ennis, Inc.	3,102	62,753
Enochian Biosciences, Inc. *	2,530	4,883
Envista Holdings Corp. *	68,133	2,625,846
EQRx, Inc. *	17,530	82,216
Erasca, Inc. *	8,205	45,702
European Wax Center, Inc. Class A	217	3,824
EyePoint Pharmaceuticals, Inc. *	1,722	13,552
FibroGen, Inc. *	1,488	15,713
First Advantage Corp. *	7,434	94,189
Forma Therapeutics Holdings, Inc. *	5,357	36,910
Fresh Del Monte Produce, Inc.	4,160	122,845
Fulcrum Therapeutics, Inc. *	5,012	24,559
Fulgent Genetics, Inc. *	2,782	151,702
Generation Bio Co. *	5,953	39,052
Geron Corp. *	13,508	20,937
Glanbia PLC (Ireland)	301,321	3,271,706
Graham Holdings Co. Class B	498	282,286
Green Dot Corp. Class A *	5,686	142,775
Greenidge Generation Holdings, Inc. *	1,209	3,071
Hackett Group, Inc.	445	8,442
Hain Celestial Group, Inc. *	10,028	238,065
Heidrick & Struggles International, Inc.	2,512	81,288
Herbalife Nutrition Ltd. *	4,581	93,681
Herc Holdings, Inc.	22,653	2,042,168
HF Foods Group, Inc. *	4,668	24,367
HilleVax, Inc. *	1,262	13,794
Honest Co., Inc. *	10,041	29,320
Hostess Brands, Inc. *	17,797	377,474
Huron Consulting Group, Inc. *	1,092	70,969
ICF International, Inc.	18,343	1,742,585
Icosavax, Inc. *	2,741	15,706
Ideaya Biosciences, Inc. *	4,507	62,197
IGM Biosciences, Inc. *	438	7,897
Imago Biosciences, Inc. *	1,650	22,094
ImmunityBio, Inc. *	2,422	9,010
ImmunoGen, Inc. *	14,054	63,243
Immunovant, Inc. *	4,906	19,133
Inari Medical, Inc. *	553	37,598
Information Services Group, Inc.	3,643	24,627
Ingles Markets, Inc. Class A	1,846	160,141
Innovage Holding Corp. *	1,916	8,392
Inogen, Inc. *	3,025	73,145
Inotiv, Inc. *	2,180	20,928

	Shares	Value
Inovio Pharmaceuticals, Inc. *	29,762	$51,488
Instil Bio, Inc. *	8,942	41,312
Integer Holdings Corp. *	55,801	3,942,899
Integra LifeSciences Holdings Corp. *	5,354	289,277
Intellia Therapeutics, Inc. *	3,471	179,659
Invitae Corp. *	31,798	77,587
Iovance Biotherapeutics, Inc. *	19,401	214,187
iTeos Therapeutics, Inc. *	3,036	62,542
Janux Therapeutics, Inc. *	2,088	25,494
John B Sanfilippo & Son, Inc.	481	34,868
John Wiley & Sons, Inc. Class A	491	23,450
Jounce Therapeutics, Inc. *	6,274	19,010
KalVista Pharmaceuticals, Inc. *	3,116	30,661
Kelly Services, Inc. Class A	4,380	86,855
Keros Therapeutics, Inc. *	214	5,913
Kezar Life Sciences, Inc. *	6,112	50,546
Kiniksa Pharmaceuticals Ltd. Class A *	181	1,754
Kinnate Biopharma, Inc. *	3,720	46,909
Kodiak Sciences, Inc. *	4,260	32,546
Krispy Kreme, Inc.	6,781	92,222
Kronos Bio, Inc. *	6,186	22,517
Krystal Biotech, Inc. *	1,788	117,400
Kura Oncology, Inc. *	8,359	153,220
Kymera Therapeutics, Inc. *	5,153	101,463
Lancaster Colony Corp.	449	57,822
Landec Corp. *	3,257	32,472
Laureate Education, Inc. Class A	14,870	172,046
Lexicon Pharmaceuticals, Inc. *	7,150	13,299
LifeStance Health Group, Inc. *	8,551	47,544
Ligand Pharmaceuticals, Inc. *	1,743	155,510
Liquidia Corp. *	2,185	9,527
LivaNova PLC *	1,659	103,638
LiveRamp Holdings, Inc. *	8,880	229,193
Lyell Immunopharma, Inc. *	23,041	150,227
MacroGenics, Inc. *	7,942	23,429
MannKind Corp. *	27,521	104,855
Maple Leaf Foods, Inc. (Canada)	66,851	1,314,480
Marathon Digital Holdings, Inc. *	13,455	71,850
MarketWise, Inc. *	2,246	8,086
MaxCyte, Inc. *	10,875	51,439
MEDNAX, Inc. *	11,353	238,527
MeiraGTx Holdings PLC *	3,463	26,215
Merit Medical Systems, Inc. *	1,032	56,007
Mersana Therapeutics, Inc. *	11,218	51,827
MiMedx Group, Inc. *	14,367	49,853
Mirum Pharmaceuticals, Inc. *	33,513	652,163
Mission Produce, Inc. *	4,690	66,833
ModivCare, Inc. *	1,123	94,894
MoneyGram International, Inc. *	12,327	123,270
Moneylion, Inc. *	18,697	24,680
Monro, Inc.	4,385	188,029
Monte Rosa Therapeutics, Inc. *	3,624	35,044
Morphic Holding, Inc. *	493	10,698
Multiplan Corp. *	50,114	275,126
Myriad Genetics, Inc. *	10,302	187,187
Nano-X Imaging Ltd. * (Israel)	4,831	54,590
NanoString Technologies, Inc. *	916	11,633
National HealthCare Corp.	1,563	109,254
Natural Grocers by Vitamin Cottage, Inc.	222	3,541
Nature’s Sunshine Products, Inc. *	1,476	15,749
Natus Medical, Inc. *	1,958	64,164
Nautilus Biotechnology, Inc. SPAC *	5,849	15,734
Nektar Therapeutics *	23,202	88,168
Neogen Corp. *	1,458	35,123
NeoGenomics, Inc. *	16,831	137,173
NGM Biopharmaceuticals, Inc. *	2,062	26,435
Nkarta, Inc. *	4,177	51,461
Nurix Therapeutics, Inc. *	5,659	71,700
Nuvalent, Inc. Class A *	2,079	28,191
Nuvation Bio, Inc. *	16,169	52,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
OPKO Health, Inc. *	52,724	$133,392
OraSure Technologies, Inc. *	8,879	24,062
Orthofix Medical, Inc. *	2,665	62,734
Oscar Health, Inc. Class A *	15,399	65,446
Owens & Minor, Inc.	8,408	264,432
P3 Health Partners, Inc. *	1,847	6,871
Pacific Biosciences of California, Inc. *	30,135	133,197
Pardes Biosciences, Inc. *	3,463	10,631
Patterson Cos., Inc.	2,653	80,386
Paysafe Ltd. * (United Kingdom)	45,696	89,107
PepGen, Inc. *	755	7,497
Perdoceo Education Corp. *	8,707	102,568
PetIQ, Inc. *	679	11,400
PFSweb, Inc. *	2,373	27,906
PMV Pharmaceuticals, Inc. *	5,182	73,844
Praxis Precision Medicines, Inc. *	3,783	9,268
Precigen, Inc. *	2,339	3,134
Prestige Consumer Healthcare, Inc. *	6,595	387,786
Primo Water Corp.	20,791	278,184
PROG Holdings, Inc. *	5,908	97,482
Protagonist Therapeutics, Inc. *	5,907	46,724
Provention Bio, Inc. *	1,058	4,232
PTC Therapeutics, Inc. *	2,170	86,930
QinetiQ Group PLC (United Kingdom)	133,880	598,776
Quad/Graphics, Inc. *	4,530	12,458
Quanex Building Products Corp.	4,162	94,686
Quanterix Corp. *	4,092	66,249
Quantum-Si, Inc. *	11,508	26,699
Rallybio Corp. *	582	4,394
RAPT Therapeutics, Inc. *	1,001	18,268
Reata Pharmaceuticals, Inc. Class A *	682	20,726
Recursion Pharmaceuticals, Inc. Class A *	16,426	133,708
Redbox Entertainment, Inc. *	769	5,691
REGENXBIO, Inc. *	5,157	127,378
Relay Therapeutics, Inc. *	9,356	156,713
Relmada Therapeutics, Inc. *	871	16,540
Repay Holdings Corp. *	11,607	149,150
Replimune Group, Inc. *	4,144	72,437
Resources Connection, Inc.	3,897	79,382
REVOLUTION Medicines, Inc. *	7,052	137,443
Rhythm Pharmaceuticals, Inc. *	46,625	193,494
Riot Blockchain, Inc. *	15,744	65,967
Rocket Pharmaceuticals, Inc. *	6,067	83,482
RxSight, Inc. *	203	2,858
Sabre Corp. *	33,503	195,322
Sage Therapeutics, Inc. *	6,944	224,291
Sana Biotechnology, Inc. *	11,437	73,540
Sanderson Farms, Inc.	411	88,583
Sangamo Therapeutics, Inc. *	16,566	68,583
SeaSpine Holdings Corp. *	5,328	30,103
Seer, Inc. *	6,569	58,793
Select Medical Holdings Corp.	2,449	57,845
Sema4 Holdings Corp. *	20,254	25,520
Seneca Foods Corp. Class A *	744	41,322
Singular Genomics Systems, Inc. *	6,914	26,411
SomaLogic, Inc. *	18,185	82,196
Sorrento Therapeutics, Inc. *	41,413	83,240
SpartanNash Co.	4,737	142,915
Spire Global, Inc. *	15,401	17,865
SpringWorks Therapeutics, Inc. *	3,601	88,657
Sterling Check Corp. *	223	3,637
Stoke Therapeutics, Inc. *	2,809	37,107
StoneCo Ltd. Class A * (Brazil)	18,212	140,232
StoneMor, Inc. *	4,370	14,945
Strategic Education, Inc.	3,025	213,504
SunOpta, Inc. *	1,058	8,231
Supernus Pharmaceuticals, Inc. *	6,386	184,683
Surgery Partners, Inc. *	572	16,542
Sutro Biopharma, Inc. *	7,004	36,491
Syndax Pharmaceuticals, Inc. *	5,044	97,047

	Shares	Value
Tactile Systems Technology, Inc. *	1,622	$11,841
Talaris Therapeutics, Inc. *	2,703	12,191
Tango Therapeutics, Inc. *	5,827	26,396
Tarsus Pharmaceuticals, Inc. *	2,241	32,719
Tattooed Chef, Inc. *	999	6,294
Tejon Ranch Co. *	2,605	40,430
Tenaya Therapeutics, Inc. *	3,383	19,046
Textainer Group Holdings Ltd. (China)	5,067	138,886
Theravance Biopharma, Inc. *	817	7,402
Theseus Pharmaceuticals, Inc. *	2,014	11,137
Tootsie Roll Industries, Inc.	286	10,110
Travere Therapeutics, Inc. *	735	17,809
TreeHouse Foods, Inc. *	6,659	278,479
Tricida, Inc. *	3,339	32,322
Triton International Ltd. (Bermuda)	8,299	436,942
TrueBlue, Inc. *	4,356	77,972
Turning Point Therapeutics, Inc. *	5,325	400,706
Twist Bioscience Corp. *	2,362	82,576
Tyra Biosciences, Inc. *	1,972	14,100
United Natural Foods, Inc. *	6,973	274,736
Universal Corp.	3,139	189,909
Utah Medical Products, Inc.	11	945
Utz Brands, Inc.	939	12,977
Vanda Pharmaceuticals, Inc. *	7,729	84,246
Varex Imaging Corp. *	4,889	104,576
Vaxart, Inc. *	12,607	44,125
VBI Vaccines, Inc. *	24,264	19,617
Vector Group Ltd.	16,105	169,103
Vectrus, Inc. *	1,427	47,747
Vera Therapeutics, Inc. *	36	490
Veracyte, Inc. *	9,609	191,219
Verve Therapeutics, Inc. *	4,029	61,563
Viad Corp. *	2,677	73,912
ViewRay, Inc. *	2,875	7,619
Village Super Market, Inc. Class A	1,053	24,019
Vintage Wine Estates, Inc. *	3,345	26,292
Vir Biotechnology, Inc. *	9,593	244,334
Viridian Therapeutics, Inc. *	825	9,545
VistaGen Therapeutics, Inc. *	4,858	4,275
Vivint Smart Home, Inc. *	8,365	29,110
Weis Markets, Inc.	2,163	161,230
Whole Earth Brands, Inc. *	4,577	28,377
Willdan Group, Inc. *	1,296	35,744
WillScot Mobile Mini Holdings Corp. *	135,858	4,404,516
WW International, Inc. *	7,019	44,851
Xencor, Inc. *	7,641	209,134
Zentalis Pharmaceuticals, Inc. *	301	8,458
Zimvie, Inc. *	2,692	43,099

		46,390,250

Diversified - 0.0%
Professional Holding Corp. Class A *	1,384	27,749

Energy - 6.8%
Aemetis, Inc. *	4,739	23,269
Alto Ingredients, Inc. *	11,147	41,355
Amplify Energy Corp. *	2,139	13,989
Archaea Energy, Inc. *	5,066	78,675
Archrock, Inc.	18,377	151,978
Berry Corp.	9,586	73,045
Borr Drilling Ltd. * (United Arab Emirates)	9,682	44,634
Bristow Group, Inc. *	3,219	75,325
California Resources Corp.	10,089	388,427
Callon Petroleum Co. *	1,249	48,961
Centennial Resource Development, Inc. Class A *	23,409	139,986
Civitas Resources, Inc.	9,643	504,232
Cleanspark, Inc. *	6,249	24,496
CNX Resources Corp. *	23,953	394,266

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
CONSOL Energy, Inc. *	356	$17,579
Crescent Point Energy Corp. (TSE) (Canada)	565,759	4,021,671
Diamond Offshore Drilling, Inc. *	13,721	80,817
DMC Global, Inc. *	1,892	34,113
Dril-Quip, Inc. *	4,362	112,540
Eneti, Inc.	2,918	17,917
Equitrans Midstream Corp.	40,801	259,494
Excelerate Energy, Inc. Class A *	2,284	45,497
Expro Group Holdings NV *	10,373	119,497
FuelCell Energy, Inc. *	13,099	49,121
FutureFuel Corp.	3,281	23,886
Gevo, Inc. *	27,970	65,730
Golar LNG Ltd. * (Bermuda)	12,585	286,309
Green Plains, Inc. *	103,953	2,824,403
Helix Energy Solutions Group, Inc. *	20,820	64,542
Helmerich & Payne, Inc.	13,445	578,942
Hunting PLC (United Kingdom)	399,412	1,050,201
Kinetik Holdings, Inc. Class A	1,975	67,427
Murphy Oil Corp.	10,932	330,037
Nabors Industries Ltd. *	200	26,780
NACCO Industries, Inc. Class A	721	27,326
National Energy Services Reunited Corp. *	4,724	32,029
Newpark Resources, Inc. *	11,227	34,691
NexTier Oilfield Solutions, Inc. *	245,564	2,335,314
Noble Corp. *	4,249	107,712
Northern Oil & Gas, Inc.	1,277	32,257
NOW, Inc. *	14,621	142,993
Oceaneering International, Inc. *	2,043	21,819
Oil States International, Inc. *	9,282	50,308
Patterson-UTI Energy, Inc.	9,436	148,711
PBF Energy, Inc. Class A *	9,734	282,481
Peabody Energy Corp. *	15,525	331,148
ProPetro Holding Corp. *	11,237	112,370
REX American Resources Corp. *	769	65,211
Riley Exploration Permian, Inc.	1,134	27,420
Ring Energy, Inc. *	9,086	24,169
Select Energy Services, Inc. Class A *	10,346	70,560
Stem, Inc. *	970	6,945
SunCoke Energy, Inc.	10,307	70,191
Sunnova Energy International, Inc. *	12,759	235,148
TechnipFMC PLC * (United Kingdom)	484,513	3,260,773
Tidewater, Inc. *	5,103	107,622
US Silica Holdings, Inc. *	8,284	94,603
Vertex Energy, Inc. *	904	9,510
W&T Offshore, Inc. *	3,669	15,850
Warrior Met Coal, Inc.	6,169	188,833
Whiting Petroleum Corp.	3,939	267,970

		20,183,105

Financial - 33.4%
1st Source Corp.	2,274	103,240
Acadia Realty Trust REIT	11,447	178,802
ACNB Corp.	1,120	33,253
AFC Gamma, Inc. REIT	1,933	29,633
Agree Realty Corp. REIT	9,723	701,320
Alerus Financial Corp.	2,295	54,644
Alexander & Baldwin, Inc. REIT *	85,397	1,532,876
Allegiance Bancshares, Inc.	2,372	89,567
Amalgamated Financial Corp.	2,141	42,349
Ambac Financial Group, Inc. *	5,642	64,037
Amerant Bancorp, Inc.	3,749	105,422
American Assets Trust, Inc. REIT	6,684	198,515
American Equity Investment Life Holding Co.	10,083	368,735
American National Bankshares, Inc.	1,489	51,534
Ameris Bancorp	8,273	332,409
AMERISAFE, Inc.	2,535	131,845
Angel Oak Mortgage, Inc. REIT	1,932	25,039
Anywhere Real Estate, Inc. *	15,171	149,131

	Shares	Value
Apartment Investment & Management Co. Class A REIT *	18,819	$120,442
Apollo Commercial Real Estate Finance, Inc. REIT	18,219	190,206
Apple Hospitality REIT, Inc.	28,625	419,929
Arbor Realty Trust, Inc. REIT	20,600	270,066
Ares Commercial Real Estate Corp. REIT	5,657	69,185
Argo Group International Holdings Ltd.	4,158	153,264
Armada Hoffler Properties, Inc. REIT	8,252	105,956
ARMOUR Residential REIT, Inc.	14,426	101,559
Arrow Financial Corp.	2,035	64,733
Artisan Partners Asset Management, Inc. Class A	2,891	102,833
Ashford Hospitality Trust, Inc. REIT *	4,561	27,275
AssetMark Financial Holdings, Inc. *	2,605	48,896
Associated Banc- Corp.	19,645	358,718
Associated Capital Group, Inc. Class A	287	10,283
Atlantic Union Bankshares Corp.	68,856	2,335,596
Atlanticus Holdings Corp. *	238	8,370
Axos Financial, Inc. *	6,643	238,152
Banc of California, Inc.	7,512	132,361
BancFirst Corp.	1,087	104,037
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	3,816	50,638
Bancorp, Inc. *	2,994	58,443
Bank First Corp.	842	63,832
Bank of Marin Bancorp	2,285	72,617
Bank of NT Butterfield & Son Ltd. (Bermuda)	6,241	194,657
BankUnited, Inc.	10,330	367,438
Bankwell Financial Group, Inc.	954	29,622
Banner Corp.	4,258	239,342
Bar Harbor Bankshares	2,178	56,323
BayCom Corp.	1,506	31,144
BCB Bancorp, Inc.	1,966	33,481
Berkshire Hills Bancorp, Inc.	5,987	148,298
BGC Partners, Inc. Class A	41,767	140,755
Blackstone Mortgage Trust, Inc. Class A REIT	22,549	623,931
Blue Foundry Bancorp *	3,261	39,099
Blue Ridge Bankshares, Inc.	2,706	41,456
Bluerock Residential Growth REIT, Inc.	2,365	62,176
Braemar Hotels & Resorts, Inc. REIT	8,759	37,576
Brandywine Realty Trust REIT	21,882	210,942
Bread Financial Holdings, Inc.	36,301	1,345,315
Bridgewater Bancshares, Inc. *	2,467	39,817
Brightsphere Investment Group, Inc.	501	9,023
BrightSpire Capital, Inc. REIT	12,165	91,846
Broadmark Realty Capital, Inc. REIT	18,028	120,968
Broadstone Net Lease, Inc. REIT	22,454	460,532
Brookfield Business Corp. Class A (Canada)	451	10,378
Brookline Bancorp, Inc.	9,498	126,418
BRT Apartments Corp. REIT	1,432	30,774
Business First Bancshares, Inc.	2,859	60,925
Byline Bancorp, Inc.	3,480	82,824
Cadence Bank	19,903	467,322
Cambridge Bancorp	986	81,542
Camden National Corp.	21,839	962,008
Cannae Holdings, Inc. *	10,254	198,312
Capital Bancorp, Inc.	1,028	22,308
Capital City Bank Group, Inc.	1,925	53,688
Capitol Federal Financial, Inc.	16,080	147,614
Capstar Financial Holdings, Inc.	3,031	59,468
CareTrust REIT, Inc.	11,506	212,171
Carter Bankshares, Inc. *	3,217	42,464
CatchMark Timber Trust, Inc. Class A REIT	2,253	22,665
Cathay General Bancorp	9,617	376,506
CBL & Associates Properties, Inc. REIT *	2,828	66,430
CBTX, Inc.	2,597	69,054

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Cedar Realty Trust, Inc. REIT	1,367	$39,356
Centerspace REIT	1,989	162,203
Central Pacific Financial Corp.	3,331	71,450
Chatham Lodging Trust REIT *	5,910	61,760
Chicago Atlantic Real Estate Finance, Inc.	680	10,241
Chimera Investment Corp. REIT	31,296	276,031
Citizens & Northern Corp.	2,279	55,083
City Holding Co.	1,861	148,657
City Office REIT, Inc.	5,317	68,855
Civista Bancshares, Inc.	2,251	47,856
Claros Mortgage Trust, Inc. REIT *	12,196	204,283
Clipper Realty, Inc. REIT	46	355
CNB Financial Corp.	2,418	58,491
CNO Financial Group, Inc.	89,337	1,616,106
Colony Bankcorp, Inc.	2,499	37,710
Columbia Banking System, Inc.	116,233	3,330,075
Columbia Financial, Inc. *	3,122	68,091
Community Bank System, Inc.	6,655	421,128
Community Healthcare Trust, Inc. REIT	1,275	46,168
Community Trust Bancorp, Inc.	2,206	89,211
Compass Diversified Holdings	8,038	172,174
ConnectOne Bancorp, Inc.	5,079	124,182
Consumer Portfolio Services, Inc. *	1,870	19,168
Corporate Office Properties Trust REIT	13,288	348,013
Cowen, Inc. Class A	3,613	85,592
Crawford & Co. Class A	2,067	16,123
CrossFirst Bankshares, Inc. *	6,208	81,946
Cryptyde, Inc. *	961	1,950
CTO Realty Growth, Inc. REIT	728	44,495
Curo Group Holdings Corp.	1,427	7,891
Cushman & Wakefield PLC *	57,679	879,028
Customers Bancorp, Inc. *	4,080	138,312
CVB Financial Corp.	17,012	422,068
DiamondRock Hospitality Co. REIT *	27,251	223,731
Dime Community Bancshares, Inc.	4,472	132,595
Diversified Healthcare Trust REIT	34,103	62,067
Doma Holdings, Inc. *	15,706	16,177
Donegal Group, Inc. Class A	1,888	32,190
Douglas Elliman, Inc.	9,341	44,743
Dynex Capital, Inc. REIT	4,838	77,021
Eagle Bancorp, Inc.	3,937	186,653
Easterly Government Properties, Inc. REIT	12,013	228,728
Eastern Bankshares, Inc.	17,092	315,518
eHealth, Inc. *	2,143	19,994
Ellington Financial, Inc. REIT	7,224	105,976
Empire State Realty Trust, Inc. Class A REIT	18,810	132,234
Employers Holdings, Inc.	3,482	145,861
Enact Holdings, Inc.	4,031	86,586
Encore Capital Group, Inc. *	3,076	177,701
Enova International, Inc. *	4,179	120,439
Enstar Group Ltd. *	1,550	331,669
Enterprise Bancorp, Inc.	1,196	38,499
Enterprise Financial Services Corp.	4,724	196,046
Equity Bancshares, Inc. Class A	2,117	61,732
Equity Commonwealth REIT *	14,356	395,221
Esquire Financial Holdings, Inc.	248	8,258
Essent Group Ltd.	13,985	544,017
Essential Properties Realty Trust, Inc. REIT	15,850	340,617
EZCORP, Inc. Class A *	6,209	46,630
Farmers & Merchants Bancorp, Inc.	1,117	37,073
Farmers National Banc Corp.	4,471	67,065
Farmland Partners, Inc. REIT	5,639	77,818
FB Financial Corp.	4,865	190,805
Federal Agricultural Mortgage Corp. Class C	1,141	111,419
Finance Of America Cos., Inc. Class A *	2,955	4,639
Financial Institutions, Inc.	2,247	58,467
First BanCorp	28,125	457,167
First Bancorp, Inc.	1,355	40,826

	Shares	Value
First Bancshares, Inc.	2,835	$81,081
First Bank	1,970	27,541
First Busey Corp.	7,085	161,892
First Business Financial Services, Inc.	1,138	35,494
First Commonwealth Financial Corp.	11,612	155,833
First Community Bankshares, Inc.	2,398	70,525
First Financial Bancorp	11,538	223,837
First Financial Corp.	1,640	72,980
First Foundation, Inc.	6,951	142,356
First Guaranty Bancshares, Inc.	731	17,771
First Internet Bancorp	1,160	42,711
First Interstate BancSystem, Inc. Class A	52,889	2,015,600
First Merchants Corp.	7,585	270,178
First Mid Bancshares, Inc.	2,605	92,920
First of Long Island Corp.	61,521	1,078,463
First Western Financial, Inc. *	955	25,966
Five Star Bancorp	1,250	33,025
Flagstar Bancorp, Inc.	6,474	229,503
Flushing Financial Corp.	4,054	86,188
Four Corners Property Trust, Inc. REIT	9,525	253,270
Franklin BSP Realty Trust, Inc. REIT	10,337	139,343
Franklin Street Properties Corp. REIT	12,647	52,738
FRP Holdings, Inc. *	861	51,961
Fulton Financial Corp.	20,353	294,101
FVCBankcorp, Inc. *	1,369	25,778
GAMCO Investors, Inc. Class A	21	439
GCM Grosvenor, Inc. Class A	624	4,274
Genworth Financial, Inc. Class A *	63,285	223,396
GEO Group, Inc. REIT *	14,616	96,466
German American Bancorp, Inc.	33,998	1,162,052
Getty Realty Corp. REIT	5,021	133,057
Glacier Bancorp, Inc.	12,815	607,687
Gladstone Commercial Corp. REIT	415	7,819
Gladstone Land Corp. REIT	1,956	43,345
Global Medical REIT, Inc.	7,432	83,461
Global Net Lease, Inc. REIT	13,527	191,542
Goosehead Insurance, Inc. Class A	329	15,025
Granite Point Mortgage Trust, Inc. REIT	6,609	63,248
Great Southern Bancorp, Inc.	1,385	81,106
Greenlight Capital Re Ltd. Class A *	3,354	25,926
Guaranty Bancshares, Inc.	1,237	44,841
Hancock Whitney Corp.	11,452	507,667
Hanmi Financial Corp.	3,804	85,362
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	10,560	399,802
Hanover Insurance Group, Inc.	30,622	4,478,468
HarborOne Bancorp, Inc.	6,517	89,869
HBT Financial, Inc.	1,298	23,195
Healthcare Realty Trust, Inc. REIT	20,086	546,339
Heartland Financial USA, Inc.	5,473	227,348
Heritage Commerce Corp.	8,200	87,658
Heritage Financial Corp.	4,286	107,836
Hersha Hospitality Trust REIT *	3,995	39,191
Highwoods Properties, Inc. REIT	14,211	485,874
Hilltop Holdings, Inc.	8,183	218,159
Hingham Institution For Savings	196	55,619
Hippo Holdings, Inc. *	32,610	28,651
Home Bancorp, Inc.	1,146	39,113
Home BancShares, Inc.	25,252	524,484
Home Point Capital, Inc.	1,000	3,920
HomeStreet, Inc.	2,331	80,816
HomeTrust Bancshares, Inc.	1,860	46,500
Hope Bancorp, Inc.	14,354	198,659
Horace Mann Educators Corp.	76,617	2,940,560
Horizon Bancorp, Inc.	5,704	99,364
Independence Realty Trust, Inc. REIT	29,116	603,575
Independent Bank Corp.	5,706	453,228
Independent Bank Corp. MI	2,988	57,609
Independent Bank Group, Inc.	4,810	326,647
Indus Realty Trust, Inc. REIT	685	40,662

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Industrial Logistics Properties Trust REIT	8,483	$119,441
International Bancshares Corp.	7,196	288,416
InvenTrust Properties Corp. REIT	8,729	225,121
Invesco Mortgage Capital, Inc. REIT *	4,579	67,220
Investors Title Co.	143	22,435
iStar, Inc. REIT	8,948	122,677
Jackson Financial, Inc. Class A	9,808	262,364
James River Group Holdings Ltd.	3,850	95,403
John Marshall Bancorp, Inc.	1,449	32,660
Kearny Financial Corp.	8,657	96,179
Kennedy-Wilson Holdings, Inc.	15,833	299,877
Kite Realty Group Trust REIT	28,929	500,182
KKR Real Estate Finance Trust, Inc. REIT	6,701	116,932
Ladder Capital Corp. REIT	14,410	151,881
Lakeland Bancorp, Inc.	8,663	126,653
Lakeland Financial Corp.	258	17,136
Legacy Housing Corp. *	1,004	13,102
Lemonade, Inc. *	5,520	100,795
LendingClub Corp. *	12,460	145,657
Live Oak Bancshares, Inc.	975	33,043
LTC Properties, Inc. REIT	5,042	193,562
Luther Burbank Corp.	1,838	23,986
LXP Industrial Trust REIT	37,637	404,221
Macatawa Bank Corp.	4,284	37,871
Macerich Co. REIT	28,064	244,437
Manning & Napier, Inc.	1,250	15,588
MBIA, Inc. *	5,962	73,631
McGrath RentCorp	59,352	4,510,752
Mercantile Bank Corp.	2,218	70,865
Merchants Bancorp	2,220	50,327
Mercury General Corp.	3,617	160,233
Meta Financial Group, Inc.	2,593	100,271
Metrocity Bankshares, Inc.	1,828	37,127
Metropolitan Bank Holding Corp. *	1,300	90,246
MFA Financial, Inc.	13,795	148,296
Mid Penn Bancorp, Inc.	2,101	56,664
Midland States Bancorp, Inc.	3,029	72,817
MidWestOne Financial Group, Inc.	2,076	61,699
Moelis & Co. Class A	4,346	171,015
Mr Cooper Group, Inc. *	9,575	351,786
MVB Financial Corp.	1,273	39,603
National Bank Holdings Corp. Class A	3,575	136,815
National Health Investors, Inc. REIT	5,844	354,205
National Western Life Group, Inc. Class A	330	66,891
Navient Corp.	15,395	215,376
NBT Bancorp, Inc.	5,235	196,784
Necessity Retail REIT, Inc. REIT	17,300	125,944
Nelnet, Inc. Class A	1,956	166,749
NETSTREIT Corp. REIT	6,301	118,900
New York Mortgage Trust, Inc. REIT	50,603	139,664
Newmark Group, Inc. Class A	18,524	179,127
Nexpoint Real Estate Finance, Inc. REIT	898	18,202
NexPoint Residential Trust, Inc. REIT	145	9,064
NI Holdings, Inc. *	1,270	20,866
Nicolet Bankshares, Inc. *	1,516	109,667
NMI Holdings, Inc. Class A *	10,663	177,539
Northeast Bank	932	34,046
Northfield Bancorp, Inc.	5,421	70,636
Northwest Bancshares, Inc.	15,095	193,216
OceanFirst Financial Corp.	7,876	150,668
Office Properties Income Trust REIT	6,348	126,643
OFG Bancorp	6,103	155,016
Old National Bancorp	38,894	575,242
Old Second Bancorp, Inc.	5,669	75,851
One Liberty Properties, Inc. REIT	2,021	52,506
Oportun Financial Corp. *	3,584	29,640
Oppenheimer Holdings, Inc. Class A	1,149	37,963
OppFi, Inc. *	2,530	8,324
Orchid Island Capital, Inc. REIT	22,006	62,717
Origin Bancorp, Inc.	3,017	117,060

	Shares	Value
Orion Office REIT, Inc. REIT	7,199	$78,901
Orrstown Financial Services, Inc.	1,405	33,959
Pacific Premier Bancorp, Inc.	9,893	289,271
Paramount Group, Inc. REIT	24,325	175,870
Park National Corp.	1,878	227,708
Parke Bancorp, Inc.	1,451	30,413
PCB Bancorp	1,656	30,934
PCSB Financial Corp.	1,910	36,462
Peapack-Gladstone Financial Corp.	2,486	73,834
Pebblebrook Hotel Trust REIT	17,207	285,120
PennyMac Financial Services, Inc.	3,987	174,272
PennyMac Mortgage Investment Trust REIT	9,734	134,621
Peoples Bancorp, Inc.	42,145	1,121,057
Peoples Financial Services Corp.	894	49,921
Perella Weinberg Partners	1,172	6,833
Physicians Realty Trust REIT	29,886	521,511
Piedmont Office Realty Trust, Inc. Class A REIT	16,653	218,487
Pioneer Bancorp, Inc. *	1,373	13,455
Piper Sandler Cos.	2,291	259,708
Plymouth Industrial REIT, Inc. REIT	4,588	80,474
Postal Realty Trust, Inc. Class A REIT	1,123	16,733
PotlatchDeltic Corp. REIT	9,107	402,438
PRA Group, Inc. *	5,111	185,836
Preferred Bank	787	53,532
Premier Financial Corp.	4,857	123,125
Primis Financial Corp.	3,010	41,026
ProAssurance Corp.	6,683	157,919
Provident Bancorp, Inc.	1,979	31,070
Provident Financial Services, Inc.	9,266	206,261
QCR Holdings, Inc.	2,272	122,665
Radian Group, Inc.	23,068	453,286
Radius Global Infrastructure, Inc. Class A *	9,469	144,497
RBB Bancorp	2,066	42,704
RE/MAX Holdings, Inc. Class A	2,268	55,611
Ready Capital Corp. REIT	9,359	111,559
Red River Bancshares, Inc.	593	32,069
Redwood Trust, Inc. REIT	15,403	118,757
Regional Management Corp.	1,016	37,968
Renasant Corp.	6,816	196,369
Republic Bancorp, Inc. Class A	1,315	63,449
Republic First Bancorp, Inc. *	5,570	21,222
Retail Opportunity Investments Corp. REIT	15,817	249,592
RLJ Lodging Trust REIT	21,351	235,502
RMR Group, Inc. Class A	876	24,835
Root, Inc. Class A *	17,884	21,282
RPT Realty REIT	10,416	102,389
Ryman Hospitality Properties, Inc. REIT *	7,082	538,444
S&T Bancorp, Inc.	4,754	130,402
Sabra Health Care REIT, Inc.	30,385	424,478
Safehold, Inc. REIT	1,288	45,557
Safety Insurance Group, Inc.	1,811	175,848
Sandy Spring Bancorp, Inc.	5,984	233,795
Saul Centers, Inc. REIT	63	2,968
Sculptor Capital Management, Inc.	1,804	15,063
Seacoast Banking Corp. of Florida	6,807	224,903
Selective Insurance Group, Inc.	36,076	3,136,447
Selectquote, Inc. *	17,015	42,197
Seritage Growth Properties REIT *	6,082	31,687
Service Properties Trust REIT	20,361	106,488
Shore Bancshares, Inc.	2,269	41,977
Sierra Bancorp	2,143	46,567
Silvergate Capital Corp. Class A *	873	46,732
Simmons First National Corp. Class A	15,438	328,212
SiriusPoint Ltd. * (Bermuda)	12,224	66,254
SITE Centers Corp. REIT	25,661	345,654
SmartFinancial, Inc.	2,357	56,945
South Plains Financial, Inc.	1,622	39,155
Southern First Bancshares, Inc. *	1,056	46,031
Southern Missouri Bancorp, Inc.	1,136	51,415

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Southside Bancshares, Inc.	3,925	$146,874
SouthState Corp.	52,139	4,022,524
STAG Industrial, Inc. REIT	28,630	884,094
Sterling Bancorp, Inc. *	2,557	14,575
Stewart Information Services Corp.	3,324	165,369
Stock Yards Bancorp, Inc.	674	40,319
StoneX Group, Inc. *	2,075	161,995
Stratus Properties, Inc. *	724	23,331
Summit Financial Group, Inc.	1,437	39,920
Summit Hotel Properties, Inc. REIT *	12,915	93,892
Sunlight Financial Holdings, Inc. *	3,199	9,437
Sunstone Hotel Investors, Inc. REIT *	246,382	2,444,109
SWK Holdings Corp. *	437	7,634
Terreno Realty Corp. REIT	9,858	549,386
Texas Capital Bancshares, Inc. *	6,697	352,530
Third Coast Bancshares, Inc. *	1,622	35,522
Tiptree, Inc.	2,908	30,883
Tompkins Financial Corp.	1,766	127,329
Towne Bank	9,084	246,631
TPG RE Finance Trust, Inc. REIT	8,680	78,207
Transcontinental Realty Investors, Inc. REIT *	196	7,799
Trean Insurance Group, Inc. *	3,143	19,581
TriCo Bancshares	33,475	1,527,799
Triumph Bancorp, Inc. *	1,953	122,180
TrustCo Bank Corp.	2,305	71,086
Trustmark Corp.	7,658	223,537
Two Harbors Investment Corp. REIT	44,914	223,672
UMB Financial Corp.	5,762	496,108
UMH Properties, Inc. REIT	715	12,627
United Bankshares, Inc.	17,340	608,114
United Community Banks, Inc.	13,038	393,617
United Fire Group, Inc.	2,785	95,331
Uniti Group, Inc. REIT	30,593	288,186
Unity Bancorp, Inc.	1,022	27,063
Universal Insurance Holdings, Inc.	2,706	35,259
Univest Financial Corp.	4,051	103,057
Urban Edge Properties REIT	15,414	234,447
Urstadt Biddle Properties, Inc. Class A REIT	3,673	59,503
USCB Financial Holdings, Inc. *	1,380	15,925
Valley National Bancorp	57,108	594,494
Velocity Financial, Inc. *	1,275	14,012
Veris Residential, Inc. REIT *	10,923	144,621
Veritex Holdings, Inc.	5,068	148,290
Victory Capital Holdings, Inc. Class A	1,511	36,415
Virtus Investment Partners, Inc.	826	141,263
Walker & Dunlop, Inc.	1,284	123,701
Washington Federal, Inc.	8,732	262,135
Washington Real Estate Investment Trust REIT	11,690	249,114
Washington Trust Bancorp, Inc.	32,234	1,559,159
Waterstone Financial, Inc.	3,067	52,292
WesBanco, Inc.	7,527	238,681
West BanCorp, Inc.	2,043	49,727
Westamerica BanCorp	2,571	143,102
Whitestone REIT	5,725	61,544
World Acceptance Corp. *	167	18,744
WSFS Financial Corp.	60,518	2,426,167
Xenia Hotels & Resorts, Inc. REIT *	14,797	215,000

		99,514,633

Industrial - 15.4%
908 Devices, Inc. *	2,120	43,651
AAR Corp. *	4,409	184,473
Aerojet Rocketdyne Holdings, Inc. *	2,606	105,804
AerSale Corp. *	1,930	28,004
Air Transport Services Group, Inc. *	4,724	135,721
Akoustis Technologies, Inc. *	1,417	5,243
Alamo Group, Inc.	191	22,238
Albany International Corp. Class A	3,394	267,413

	Shares	Value
Allied Motion Technologies, Inc.	103	$2,353
Altra Industrial Motion Corp.	8,647	304,807
American Woodmark Corp. *	2,056	92,541
AMMO, Inc. *	10,804	41,595
Apogee Enterprises, Inc.	35,152	1,378,661
ArcBest Corp.	2,156	151,718
Archer Aviation, Inc. Class A *	15,952	49,132
Arcosa, Inc.	6,415	297,848
Ardmore Shipping Corp. * (Ireland)	4,513	31,456
Argan, Inc.	1,838	68,594
Astec Industries, Inc.	18,133	739,464
Astra Space, Inc. *	18,411	23,934
Astronics Corp. *	3,090	31,425
Atlas Air Worldwide Holdings, Inc. *	3,709	228,882
Atlas Technical Consultants, Inc. *	1,386	7,290
AZZ, Inc.	3,039	124,052
Barnes Group, Inc.	6,631	206,489
Belden, Inc.	2,706	144,149
Benchmark Electronics, Inc.	101,696	2,294,262
Boise Cascade Co.	4,101	243,969
Brady Corp. Class A	1,529	72,230
Caesarstone Ltd.	3,465	31,635
Centrus Energy Corp. Class A *	1,210	29,948
Chase Corp.	682	53,066
CIRCOR International, Inc. *	1,628	26,683
Columbus McKinnon Corp.	8,205	232,776
Comtech Telecommunications Corp.	3,213	29,142
Concrete Pumping Holdings, Inc. *	3,298	19,986
Cornerstone Building Brands, Inc. *	1,123	27,502
Costamare, Inc. (Monaco)	7,262	87,870
Covenant Logistics Group, Inc.	1,512	37,936
CryoPort, Inc. *	1,002	31,042
CTS Corp.	23,835	811,582
DHT Holdings, Inc.	18,793	115,201
Dorian LPG Ltd.	4,106	62,411
Ducommun, Inc. *	1,353	58,233
DXP Enterprises, Inc. *	1,867	57,186
Eagle Bulk Shipping, Inc.	1,736	90,064
Eastman Kodak Co. *	7,294	33,844
Encore Wire Corp.	2,460	255,643
EnerSys	4,700	277,112
EnPro Industries, Inc.	2,672	218,917
ESCO Technologies, Inc.	3,155	215,707
Evolv Technologies Holdings, Inc. *	10,505	27,943
FARO Technologies, Inc. *	2,417	74,516
FLEX LNG Ltd. * (Bermuda)	3,732	102,220
Fluor Corp. *	1,730	42,108
frontdoor, Inc. *	10,968	264,109
Frontline Ltd. * (Norway)	16,235	143,842
GATX Corp.	4,367	411,197
Genco Shipping & Trading Ltd.	4,765	92,060
Gibraltar Industries, Inc. *	4,411	170,926
Golden Ocean Group Ltd. * (Bermuda)	15,885	184,901
GoPro, Inc. Class A *	16,966	93,822
Gorman-Rupp Co.	2,310	65,373
Granite Construction, Inc.	5,964	173,791
Great Lakes Dredge & Dock Corp. *	181,084	2,374,011
Greenbrier Cos., Inc.	93,281	3,357,183
Greif, Inc. Class A	2,926	182,524
Greif, Inc. Class B	687	42,793
Griffon Corp.	2,927	82,044
Harsco Corp. *	10,170	72,309
Haynes International, Inc.	1,660	54,398
Heartland Express, Inc.	6,297	87,591
Heritage-Crystal Clean, Inc. *	1,873	50,496
Hillenbrand, Inc.	4,902	200,786
Hillman Solutions Corp. *	17,128	147,986
Hub Group, Inc. Class A *	4,341	307,951
Hydrofarm Holdings Group, Inc. *	5,698	19,829
Hyster-Yale Materials Handling, Inc.	1,468	47,299

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Ichor Holdings Ltd. *	3,611	$93,814
IES Holdings, Inc. *	305	9,202
II-VI, Inc. *	27,254	1,388,591
International Seaways, Inc.	6,438	136,486
Itron, Inc. *	5,562	274,930
JELD-WEN Holding, Inc. *	7,123	103,925
Joby Aviation, Inc. *	3,090	15,172
Kaman Corp.	3,692	115,375
Kennametal, Inc.	11,143	258,852
Kimball Electronics, Inc. *	2,836	57,004
Knowles Corp. *	259,883	4,503,772
Kratos Defense & Security Solutions, Inc. *	15,891	220,567
Li-Cycle Holdings Corp. * (Canada)	10,413	71,641
Luxfer Holdings PLC (United Kingdom)	1,952	29,514
Manitowoc Co., Inc. *	4,265	44,910
Marten Transport Ltd.	1,799	30,259
Masonite International Corp. *	2,030	155,965
Materion Corp.	178	13,124
Matson, Inc.	5,172	376,935
Matthews International Corp. Class A	3,845	110,236
Mirion Technologies, Inc. *	17,191	99,020
Modine Manufacturing Co. *	6,416	67,561
Momentus, Inc. *	4,527	9,778
Moog, Inc. Class A	3,171	251,746
Mueller Industries, Inc.	4,685	249,664
National Presto Industries, Inc.	625	41,025
NL Industries, Inc.	1,476	14,568
nLight, Inc. *	6,137	62,720
Nordic American Tankers Ltd.	24,857	52,945
Northwest Pipe Co. *	932	27,904
NuScale Power Corp. *	2,359	23,566
O-I Glass, Inc. *	3,989	55,846
Olympic Steel, Inc.	1,167	30,050
OSI Systems, Inc. *	1,857	158,662
Pactiv Evergreen, Inc.	5,342	53,206
Park Aerospace Corp.	2,386	30,445
Plexus Corp. *	507	39,800
Powell Industries, Inc.	1,122	26,221
Primoris Services Corp.	37,526	816,566
Proto Labs, Inc. *	3,083	147,491
PureCycle Technologies, Inc. *	2,905	21,555
Radiant Logistics, Inc. *	3,478	25,807
Ranpak Holdings Corp. *	5,638	39,466
RBC Bearings, Inc. *	3,212	594,059
Redwire Corp. *	2,476	7,527
Regal Rexnord Corp.	5,479	621,976
Ryerson Holding Corp.	2,137	45,497
Safe Bulkers, Inc. (Greece)	10,025	38,296
Saia, Inc. *	2,614	491,432
Sanmina Corp. *	7,813	318,224
Scorpio Tankers, Inc. (Monaco)	6,443	222,348
SFL Corp. Ltd. (Norway)	15,373	145,890
Sight Sciences, Inc. *	2,394	21,522
Smith & Wesson Brands, Inc.	5,476	71,900
SPX Corp. *	5,801	306,525
Standex International Corp.	1,489	126,237
Stantec, Inc. (TSE) (Canada)	54,135	2,371,561
Sterling Infrastructure, Inc. *	648	14,204
Stoneridge, Inc. *	2,752	47,197
Sturm Ruger & Co., Inc.	178	11,330
Summit Materials, Inc. Class A *	126,481	2,945,743
Teekay Corp. * (Bermuda)	8,566	24,670
Teekay Tankers Ltd. Class A * (Bermuda)	2,946	51,938
Tennant Co.	1,269	75,188
Terex Corp.	4,639	126,969
Thermon Group Holdings, Inc. *	4,107	57,703
Timken Co.	53,303	2,827,724
TimkenSteel Corp. *	6,143	114,936
Tredegar Corp.	3,586	35,860
TriMas Corp.	5,420	150,080

	Shares	Value
Trinity Industries, Inc.	9,161	$221,879
Triumph Group, Inc. *	8,615	114,493
TTM Technologies, Inc. *	12,933	161,663
Turtle Beach Corp. *	683	8,353
Tutor Perini Corp. *	6,038	53,014
UFP Industries, Inc.	44,843	3,055,602
Universal Logistics Holdings, Inc.	251	6,855
View, Inc. *	15,507	25,121
Vishay Intertechnology, Inc.	17,442	310,816
Vishay Precision Group, Inc. *	1,555	45,297
Volta, Inc. *	15,584	20,259
Werner Enterprises, Inc.	7,668	295,525
Worthington Industries, Inc.	4,099	180,766

		45,726,957

Technology - 6.8%
1Life Healthcare, Inc. *	24,073	188,732
3D Systems Corp. *	16,924	164,163
ACI Worldwide, Inc. *	135,722	3,513,843
ACM Research, Inc. Class A *	5,318	89,502
ACV Auctions, Inc. Class A *	7,508	49,102
Allscripts Healthcare Solutions, Inc. *	14,570	216,073
Alpha & Omega Semiconductor Ltd. *	735	24,505
American Software, Inc. Class A	870	14,059
Amkor Technology, Inc.	10,930	185,264
Avaya Holdings Corp. *	11,001	24,642
Avid Technology, Inc. *	1,738	45,101
AvidXchange Holdings, Inc. *	2,078	12,759
AXT, Inc. *	5,075	29,740
Bandwidth, Inc. Class A *	2,408	45,319
Benefitfocus, Inc. *	936	7,282
Blackbaud, Inc. *	359	20,847
Blend Labs, Inc. Class A *	23,761	56,076
Brightcove, Inc. *	1,489	9,410
C3.ai, Inc. Class A *	7,622	139,178
Cantaloupe, Inc. *	3,557	19,919
Cardlytics, Inc. *	4,307	96,089
Cerence, Inc. *	5,118	129,127
Cohu, Inc. *	54,528	1,513,152
Computer Programs & Systems, Inc. *	1,752	56,011
Conduent, Inc. *	23,415	101,153
Consensus Cloud Solutions, Inc. *	1,128	49,271
Convey Health Solutions Holdings, Inc. *	2,229	23,182
Corsair Gaming, Inc. *	2,621	34,414
Cvent Holding Corp. *	10,823	50,002
Daily Journal Corp. *	151	39,079
Desktop Metal, Inc. Class A *	33,673	74,081
Diebold Nixdorf, Inc. *	3,397	7,711
Digi International, Inc. *	2,926	70,868
Diodes, Inc. *	1,604	103,570
Donnelley Financial Solutions, Inc. *	3,442	100,816
E2open Parent Holdings, Inc. *	25,719	200,094
Ebix, Inc.	2,761	46,661
eGain Corp. *	1,396	13,611
EverCommerce, Inc. *	2,755	24,905
Faraday Future Intelligent Electric, Inc. *	5,854	15,220
Fastly, Inc. Class A *	15,069	174,951
ForgeRock, Inc. Class A *	1,000	21,420
GTY Technology Holdings, Inc. *	5,547	34,724
Health Catalyst, Inc. *	7,444	107,864
Hims & Hers Health, Inc. *	2,265	10,260
Impinj, Inc. *	239	14,022
Inseego Corp. *	11,111	21,000
Insight Enterprises, Inc. *	716	61,776
Inspired Entertainment, Inc. *	880	7,577
Instructure Holdings, Inc. *	1,753	39,793
Integral Ad Science Holding Corp. *	3,414	33,901
IonQ, Inc. *	13,430	58,823
Kaleyra, Inc. * (Italy)	3,544	7,230
Latch, Inc. *	9,167	10,450

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
LiveVox Holdings, Inc. *	4,865	$8,076
Loyalty Ventures, Inc. *	1,995	7,122
ManTech International Corp. Class A	2,443	233,184
Markforged Holding Corp. *	14,453	26,738
Matterport, Inc. *	7,997	29,269
Maximus, Inc.	571	35,693
MicroStrategy, Inc. Class A *	501	82,314
N-Able, Inc. *	1,175	10,575
NetScout Systems, Inc. *	160,704	5,439,830
NextGen Healthcare, Inc. *	4,137	72,149
Olo, Inc. Class A *	12,265	121,056
ON24, Inc. *	5,334	50,620
OneSpan, Inc. *	3,304	39,318
Onto Innovation, Inc. *	9,101	634,704
Ouster, Inc. *	17,433	28,241
Outbrain, Inc. *	5,098	25,643
PAR Technology Corp. *	2,075	77,792
Parsons Corp. *	4,529	183,062
Photronics, Inc. *	2,098	40,869
Phreesia, Inc. *	3,337	83,458
Ping Identity Holding Corp. *	10,200	185,028
Playstudios, Inc. *	5,078	21,734
Porch Group, Inc. *	10,500	26,880
PowerSchool Holdings, Inc. Class A *	3,701	44,597
PROS Holdings, Inc. *	1,872	49,103
PubMatic, Inc. Class A *	562	8,930
Rackspace Technology, Inc. *	8,496	60,916
Rambus, Inc. *	2,360	50,716
Rigetti Computing, Inc. *	3,974	14,585
Sapiens International Corp. NV (Israel)	1,147	27,746
SecureWorks Corp. Class A *	1,729	18,777
Sharecare, Inc. *	8,243	13,024
Skillsoft Corp. *	10,311	36,295
Skillz, Inc. *	39,487	48,964
Software AG (Germany)	86,324	2,862,464
SolarWinds Corp.	6,495	66,574
Sumo Logic, Inc. *	3,994	29,915
Ultra Clean Holdings, Inc. *	3,827	113,930
Unisys Corp. *	2,504	30,123
Upland Software, Inc. *	3,706	53,811
Veeco Instruments, Inc. *	1,480	28,712
Verint Systems, Inc. *	914	38,708
Vuzix Corp. *	1,145	8,130
Xerox Holdings Corp.	15,060	223,641
Xperi Holding Corp.	14,153	204,228
Ziff Davis, Inc. *	4,943	368,402

		20,073,970

Utilities - 2.8%
ALLETE, Inc.	7,634	448,727
Altus Power, Inc. *	3,448	21,757
American States Water Co.	2,567	209,236
Artesian Resources Corp. Class A	377	18,537
Avista Corp.	8,784	382,192
Black Hills Corp.	13,979	1,017,252
California Water Service Group	5,218	289,860
Chesapeake Utilities Corp.	1,004	130,068
IDACORP, Inc.	1,550	164,176
MGE Energy, Inc.	2,701	210,219
New Jersey Resources Corp.	11,508	512,451
Northwest Natural Holding Co.	4,325	229,658
NorthWestern Corp.	7,237	426,476
ONE Gas, Inc.	6,990	567,518
Ormat Technologies, Inc.	2,603	203,945
Otter Tail Corp.	2,991	200,786
PNM Resources, Inc.	11,226	536,378
Portland General Electric Co.	11,821	571,309
SJW Group	3,440	214,690
South Jersey Industries, Inc.	16,045	547,776
Southwest Gas Holdings, Inc. *	7,834	682,185

	Shares	Value
Spire, Inc.	6,710	$499,023
Unitil Corp.	2,048	120,259
Via Renewables, Inc.	234	1,792

		8,206,270

Total Common Stocks (Cost $346,619,561)		293,490,473

	Principal Amount
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 0.6%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $1,785,113; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 - 01/31/27 and value $1,820,877)	$1,785,101	1,785,101

U.S. Government Agency Issue - 0.7%
Federal Home Loan Bank 1.014% due 07/01/22	2,170,000	2,170,000

Total Short-Term Investments (Cost $3,955,101)		3,955,101

TOTAL INVESTMENTS - 100.0% (Cost $350,580,596)		297,451,898

DERIVATIVES - (0.0%)		(41,508)

OTHER ASSETS & LIABILITIES, NET - 0.0%		129,590

NET ASSETS - 100.0%		$297,539,980

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.4%
Consumer, Non-Cyclical	15.6%
Industrial	15.4%
Consumer, Cyclical	12.1%
Energy	6.8%
Technology	6.8%
Basic Materials	4.1%
Others (each less than 3.0%)	5.8%

	100.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.0%

	100.0%

(b)

An investment with a value of $391 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/22	187	$1,638,488	$1,596,980	($41,508)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$6,324	$-	$5,933	$391
	Common Stocks
	Basic Materials	12,217,221	10,750,627	1,466,594	-
	Communications	5,080,670	5,080,670	-	-
	Consumer, Cyclical	36,069,648	36,069,648	-	-
	Consumer, Non-Cyclical	46,390,250	42,519,768	3,870,482	-
	Diversified	27,749	27,749	-	-
	Energy	20,183,105	20,183,105	-	-
	Financial	99,514,633	99,514,633	-	-
	Industrial	45,726,957	45,726,957	-	-
	Technology	20,073,970	17,211,506	2,862,464	-
	Utilities	8,206,270	8,206,270	-	-

	Total Common Stocks	293,490,473	285,290,933	8,199,540	-

	Short-Term Investments	3,955,101	-	3,955,101	-

	Total Assets	297,451,898	285,290,933	12,160,574	391

Liabilities	Derivatives:
	Equity Contracts
	Futures	(41,508)	(41,508)	-	-

	Total Liabilities	(41,508)	(41,508)	-	-

	Total	$297,410,390	$285,249,425	$12,160,574	$391

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Basic Materials - 5.4%

Axalta Coating Systems Ltd. *	219,582	$4,854,958
Element Solutions, Inc.	276,290	4,917,962
Ingevity Corp. *	65,636	4,144,257

		13,917,177

Communications - 3.0%

Open Lending Corp. Class A *	217,695	2,227,020
Q2 Holdings, Inc. *	94,844	3,658,133
Vivid Seats, Inc. Class A	263,295	1,966,814

		7,851,967

Consumer, Cyclical - 12.5%

Brunswick Corp.	48,667	3,181,848
F45 Training Holdings, Inc. *	154,306	606,423
Genius Sports Ltd. * (United Kingdom)	302,832	681,372
JetBlue Airways Corp. *	231,942	1,941,354
Leslie’s, Inc. *	251,871	3,823,402
Manchester United PLC Class A (United Kingdom)	300,150	3,337,668
Methode Electronics, Inc.	69,746	2,583,392
Ollie’s Bargain Outlet Holdings, Inc. *	30,194	1,773,897
On Holding AG Class A * (Switzerland)	64,951	1,148,983
Penn National Gaming, Inc. *	85,202	2,591,845
Petco Health & Wellness Co., Inc. *	203,027	2,992,618
Skechers USA, Inc. Class A *	131,403	4,675,319
Visteon Corp. *	29,565	3,062,343

		32,400,464

Consumer, Non-Cyclical - 24.5%

Abcam PLC * (United Kingdom)	161,509	2,321,319
Adaptive Biotechnologies Corp. *	64,451	521,409
Allovir, Inc. *	64,458	251,386
Annexon, Inc. *	61,688	232,564
BioAtla, Inc. *	41,013	116,887
Bioxcel Therapeutics, Inc. *	34,550	456,060
Boyd Group Services, Inc. (Canada)	23,487	2,530,071
Bright Horizons Family Solutions, Inc. *	26,668	2,253,979
Bruker Corp.	50,347	3,159,778
Certara, Inc. *	166,947	3,582,683
Collegium Pharmaceutical, Inc. *	63,951	1,133,212
Duckhorn Portfolio, Inc. *	106,921	2,251,756
Envista Holdings Corp. *	45,569	1,756,229
European Wax Center, Inc. Class A	82,333	1,450,707
Evo Payments, Inc. Class A *	189,464	4,456,193
Guardant Health, Inc. *	15,797	637,251
Harmony Biosciences Holdings, Inc. *	30,778	1,501,043
HealthEquity, Inc. *	44,568	2,736,030
Immunocore Holdings PLC ADR * (United Kingdom)	27,764	1,035,875
Lyell Immunopharma, Inc. *	81,577	531,882
Maravai LifeSciences Holdings, Inc. Class A *	73,915	2,099,925
MaxCyte, Inc. *	188,635	892,244
Neurocrine Biosciences, Inc. *	17,419	1,698,004
Nuvei Corp. * ~ (Canada)	32,501	1,175,561
Oatly Group AB ADR *	243,194	841,451
Olink Holding AB ADR * (Sweden)	40,224	611,405
Optinose, Inc. *	153,517	561,872
Oxford Nanopore Technologies PLC * (United Kingdom)	216,968	733,540
Paylocity Holding Corp. *	6,836	1,192,335
Payoneer Global, Inc. *	412,488	1,616,953
Prelude Therapeutics, Inc. *	39,585	206,634
PROCEPT BioRobotics Corp. *	27,277	891,685
Recursion Pharmaceuticals, Inc. Class A *	107,449	874,635
Remitly Global, Inc. *	310,695	2,379,924

	Shares	Value
Ritchie Bros Auctioneers, Inc. (Canada)	64,351	$4,186,676
Sabre Corp. *	338,967	1,976,178
Sana Biotechnology, Inc. *	63,087	405,649
Silk Road Medical, Inc. *	30,716	1,117,755
SpringWorks Therapeutics, Inc. *	33,352	821,126
Syneos Health, Inc. *	74,534	5,342,597
Twist Bioscience Corp. *	29,444	1,029,362

		63,571,825

Energy - 3.0%

ChampionX Corp.	136,458	2,708,691
Magnolia Oil & Gas Corp. Class A	167,478	3,515,363
Shoals Technologies Group, Inc. Class A *	94,959	1,564,925

		7,788,979

Financial - 11.8%

Big Yellow Group PLC REIT (United Kingdom)	124,844	2,003,061
First Interstate BancSystem, Inc. Class A	111,351	4,243,587
Focus Financial Partners, Inc. Class A *	84,156	2,866,353
GCM Grosvenor, Inc. Class A	247,536	1,695,622
Hamilton Lane, Inc. Class A	71,611	4,810,827
Innovative Industrial Properties, Inc. REIT	13,284	1,459,513
Prosperity Bancshares, Inc.	57,737	3,941,705
STAG Industrial, Inc. REIT	126,606	3,909,593
United Community Banks, Inc.	78,737	2,377,070
WisdomTree Investments, Inc.	648,258	3,286,668

		30,593,999

Industrial - 14.0%

Advanced Drainage Systems, Inc.	29,362	2,644,635
Advanced Energy Industries, Inc.	62,758	4,580,079
AZEK Co., Inc. *	257,849	4,316,392
CryoPort, Inc. *	82,508	2,556,098
Gerresheimer AG (Germany)	47,061	3,074,369
GFL Environmental, Inc. (Canada)	138,351	3,569,456
Hydrofarm Holdings Group, Inc. *	123,677	430,396
Knight-Swift Transportation Holdings, Inc.	64,891	3,003,805
Kratos Defense & Security Solutions, Inc. *	95,160	1,320,821
Littelfuse, Inc.	13,179	3,347,993
Saia, Inc. *	6,520	1,225,760
Sensata Technologies Holding PLC	115,210	4,759,325
Trex Co., Inc. *	24,335	1,324,311

		36,153,440

Technology - 20.6%

ACV Auctions, Inc. Class A *	311,354	2,036,255
Alkami Technology, Inc. *	188,232	2,614,542
Avalara, Inc. *	25,028	1,766,977
CACI International, Inc. Class A *	13,864	3,906,598
Corsair Gaming, Inc. *	129,271	1,697,328
Definitive Healthcare Corp. *	78,177	1,792,599
DoubleVerify Holdings, Inc. *	111,748	2,533,327
Endava PLC ADR * (United Kingdom)	16,801	1,483,024
Everbridge, Inc. *	38,833	1,083,052
ExlService Holdings, Inc. *	39,666	5,843,992
Expensify, Inc. Class A *	85,841	1,527,111
Five9, Inc. *	25,357	2,311,037
Keywords Studios PLC (Ireland)	135,365	3,616,271
nCino, Inc. *	38,229	1,182,041
Outset Medical, Inc. *	38,767	576,078
Paycor HCM, Inc. *	116,446	3,027,596
Procore Technologies, Inc. *	48,823	2,216,076
Rapid7, Inc. *	61,046	4,077,873
TaskUS, Inc. Class A * (Philippines)	129,708	2,186,877
Thoughtworks Holding, Inc. *	228,447	3,223,387
WNS Holdings Ltd. ADR * (India)	60,592	4,522,587

		53,224,628

Total Common Stocks (Cost $331,115,518)		245,502,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.1%
Repurchase Agreement - 5.1%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $13,092,915; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $13,354,693)	$13,092,828	$13,092,828

Total Short-Term Investment (Cost $13,092,828)		13,092,828

TOTAL INVESTMENTS - 99.9% (Cost $344,208,346)		258,595,307

OTHER ASSETS & LIABILITIES, NET - 0.1%		134,486

NET ASSETS - 100.0%		$258,729,793

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.5%
Technology	20.6%
Industrial	14.0%
Consumer, Cyclical	12.5%
Financial	11.8%
Basic Materials	5.4%
Short-Term Investment	5.1%
Communications	3.0%
Energy	3.0%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$13,917,177	$13,917,177	$-	$-
	Communications	7,851,967	7,851,967	-	-
	Consumer, Cyclical	32,400,464	32,400,464	-	-
	Consumer, Non-Cyclical	63,571,825	60,516,966	3,054,859	-
	Energy	7,788,979	7,788,979	-	-
	Financial	30,593,999	28,590,938	2,003,061	-
	Industrial	36,153,440	33,079,071	3,074,369	-
	Technology	53,224,628	49,608,357	3,616,271	-

	Total Common Stocks	245,502,479	233,753,919	11,748,560	-

	Short-Term Investment	13,092,828	-	13,092,828	-

	Total	$258,595,307	$233,753,919	$24,841,388	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	$9,803
Contra Zogenix, Inc. - Contingent Value Rights *	16,407	11,157
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	216	221

		21,181

Total Rights (Cost $11,599)		21,181

COMMON STOCKS - 98.5%
Basic Materials - 3.3%
5E Advanced Materials, Inc. *	8,750	106,575
AdvanSix, Inc.	7,886	263,708
Allegheny Technologies, Inc. *	34,700	788,037
American Vanguard Corp.	8,926	199,496
Amyris, Inc. *	49,726	91,993
Arconic Corp. *	30,374	851,991
Balchem Corp.	8,921	1,157,411
Cabot Corp.	15,619	996,336
Carpenter Technology Corp.	13,576	378,906
Century Aluminum Co. *	14,853	109,467
Clearwater Paper Corp. *	4,741	159,440
Codexis, Inc. *	17,304	181,000
Coeur Mining, Inc. *	73,112	222,260
Commercial Metals Co.	33,426	1,106,401
Compass Minerals International, Inc.	9,833	347,990
Constellium SE *	35,292	466,207
Dakota Gold Corp. *	12,680	42,478
Danimer Scientific, Inc. *	25,743	117,388
Diversey Holdings Ltd. *	21,973	145,022
Ecovyst, Inc.	17,797	175,300
Energy Fuels, Inc. *	44,174	216,894
GCP Applied Technologies, Inc. *	13,839	432,884
Glatfelter Corp.	12,856	88,449
Hawkins, Inc.	5,475	197,264
HB Fuller Co.	14,824	892,553
Hecla Mining Co.	152,830	599,094
Hycroft Mining Holding Corp. *	39,779	44,155
Ingevity Corp. *	10,916	689,236
Innospec, Inc.	7,052	675,511
Intrepid Potash, Inc. *	2,837	128,488
Kaiser Aluminum Corp.	4,544	359,385
Koppers Holdings, Inc.	5,918	133,984
Kronos Worldwide, Inc.	6,400	117,760
Lightwave Logic, Inc. *	31,166	203,826
Livent Corp. *	45,673	1,036,320
Minerals Technologies, Inc.	9,060	555,740
Neenah, Inc.	4,990	170,359
Novagold Resources, Inc. * (Canada)	68,192	328,003
Origin Materials, Inc. *	29,507	151,076
Orion Engineered Carbons SA (Germany)	17,267	268,156
Perimeter Solutions SA * (Luxembourg)	33,783	366,208
Piedmont Lithium, Inc. *	4,870	177,317
PolyMet Mining Corp. * (Canada)	8,226	22,621
Quaker Chemical Corp.	3,738	558,906
Rayonier Advanced Materials, Inc. *	18,842	49,366
Resolute Forest Products, Inc. *	12,571	160,406
Rogers Corp. *	5,258	1,378,069
Schnitzer Steel Industries, Inc. Class A	7,386	242,556
Schweitzer-Mauduit International, Inc.	8,948	224,774
Sensient Technologies Corp.	11,681	941,021
Stepan Co.	5,884	596,343

	Shares	Value
Sylvamo Corp.	9,884	$323,009
Trinseo PLC	10,195	392,100
Tronox Holdings PLC Class A	32,950	553,560
Unifi, Inc. *	4,126	58,012
Ur-Energy, Inc. *	51,555	54,648
Uranium Energy Corp. *	80,893	249,150
US Lime & Minerals, Inc.	588	62,093
Valhi, Inc.	693	31,421

		21,638,123

Communications - 4.4%

1-800-Flowers.com, Inc. Class A *	7,662	72,866
1stdibs.com, Inc. *	7,333	41,725
A10 Networks, Inc.	17,081	245,625
ADTRAN, Inc.	14,156	248,155
Advantage Solutions, Inc. *	21,768	82,718
aka Brands Holding Corp. *	4,330	11,951
Allbirds, Inc. Class A *	26,001	102,184
AMC Networks, Inc. Class A *	8,364	243,560
Anterix, Inc. *	3,373	138,529
Arena Group Holdings, Inc. *	2,835	25,515
ATN International, Inc.	3,134	147,016
Audacy, Inc. *	35,074	33,047
Aviat Networks, Inc. *	1,902	47,626
BARK, Inc. *	21,811	27,918
Blade Air Mobility, Inc. *	15,595	69,554
Boston Omaha Corp. Class A *	6,130	126,584
Bumble, Inc. Class A *	24,281	683,510
Calix, Inc. *	16,297	556,380
Cambium Networks Corp. *	3,080	45,122
Cargurus, Inc. *	29,085	625,037
CarParts.com, Inc. *	13,897	96,445
Cars.com, Inc. *	19,455	183,461
Casa Systems, Inc. *	8,003	31,452
ChannelAdvisor Corp. *	8,598	125,359
Clear Channel Outdoor Holdings, Inc. *	103,484	110,728
Clearfield, Inc. *	3,364	208,400
Cogent Communications Holdings, Inc.	12,261	744,978
CommScope Holding Co., Inc. *	57,266	350,468
Consolidated Communications Holdings, Inc. *	20,547	143,829
ContextLogic, Inc. Class A *	159,275	254,840
Couchbase, Inc. *	6,749	110,819
Credo Technology Group Holding Ltd. *	6,334	73,981
Cumulus Media, Inc. Class A *	4,944	38,217
Cyxtera Technologies, Inc. *	12,145	137,724
DHI Group, Inc. *	10,800	53,676
DigitalBridge Group, Inc. *	166,601	813,013
DZS, Inc. *	4,476	72,825
EchoStar Corp. Class A *	10,610	204,773
Edgio, Inc. *	37,379	86,345
Entravision Communications Corp. Class A	16,640	75,878
ePlus, Inc. *	7,650	406,368
Eventbrite, Inc. Class A *	21,386	219,634
EverQuote, Inc. Class A *	5,385	47,603
EW Scripps Co. Class A *	16,290	203,136
Extreme Networks, Inc. *	37,502	334,518
Figs, Inc. Class A *	35,864	326,721
Focus Universal, Inc. *	4,698	53,651
fuboTV, Inc. *	52,762	130,322
Gambling.com Group Ltd. * (Jersey)	3,345	26,325
Gannett Co., Inc. *	39,559	114,721
Globalstar, Inc. *	198,257	243,856
Gogo, Inc. *	14,001	226,676
Gray Television, Inc.	24,567	414,937
Groupon, Inc. *	7,019	79,315
Harmonic, Inc. *	25,672	222,576
HealthStream, Inc. *	7,129	154,771
IDT Corp. Class B *	4,166	104,775
iHeartMedia, Inc. Class A *	36,182	285,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Infinera Corp. *	53,103	$284,632
InterDigital, Inc.	8,894	540,755
Iridium Communications, Inc. *	35,687	1,340,404
KORE Group Holdings, Inc. *	8,836	27,127
Lands’ End, Inc. *	4,088	43,415
Liberty Latin America Ltd. Class A * (Chile)	11,686	91,151
Liberty Latin America Ltd. Class C * (Chile)	44,039	343,064
Liquidity Services, Inc. *	8,036	108,004
Lulu’s Fashion Lounge Holdings, Inc. *	404	4,383
Magnite, Inc. *	36,913	327,787
Marqeta, Inc. Class A *	124,756	1,011,771
Maxar Technologies, Inc.	20,832	543,507
MediaAlpha, Inc. Class A *	6,134	60,420
NeoPhotonics Corp. *	14,558	228,997
Nerdy, Inc. *	14,499	30,883
NETGEAR, Inc. *	8,500	157,420
Ondas Holdings, Inc. *	9,265	49,938
Ooma, Inc. *	5,971	70,697
Open Lending Corp. Class A *	29,640	303,217
OptimizeRx Corp. *	5,051	138,347
Overstock.com, Inc. *	12,359	309,099
Perficient, Inc. *	9,832	901,496
Planet Labs PBC *	43,459	188,177
Plantronics, Inc. *	12,058	478,461
Poshmark, Inc. Class A *	12,882	130,237
Preformed Line Products Co.	817	50,246
Q2 Holdings, Inc. *	15,543	599,494
QuinStreet, Inc. *	14,619	147,067
Quotient Technology, Inc. *	24,701	73,362
RealReal, Inc. *	22,405	55,788
Revolve Group, Inc. *	11,485	297,576
Ribbon Communications, Inc. *	19,880	60,435
Rover Group, Inc. *	25,790	96,970
RumbleON, Inc. Class B *	2,841	41,791
Scholastic Corp.	7,581	272,689
Shenandoah Telecommunications Co.	13,771	305,716
Shutterstock, Inc.	6,727	385,524
Sinclair Broadcast Group, Inc. Class A	11,424	233,050
Solo Brands, Inc. Class A *	3,331	13,524
Squarespace, Inc. Class A *	8,870	185,560
Stagwell, Inc. *	22,700	123,261
Starry Group Holdings, Inc. Class A *	6,332	26,088
Stitch Fix, Inc. Class A *	23,149	114,356
TechTarget, Inc. *	7,641	502,167
TEGNA, Inc.	63,537	1,332,371
Telephone & Data Systems, Inc.	29,052	458,731
Terran Orbital Corp. *	6,280	28,762
Thryv Holdings, Inc. *	6,865	153,707
TrueCar, Inc. *	29,342	75,996
Tucows, Inc. Class A *	2,783	123,871
Upwork, Inc. *	33,741	697,764
Urban One, Inc. *	5,120	27,955
US Cellular Corp. *	4,356	126,150
Vacasa, Inc. Class A *	11,663	33,589
Value Line, Inc.	498	32,893
Viavi Solutions, Inc. *	63,225	836,467
Vimeo, Inc. *	40,522	243,942
Vivid Seats, Inc. Class A	6,633	49,549
Vonage Holdings Corp. *	72,887	1,373,191
WideOpenWest, Inc. *	15,069	274,406
Yelp, Inc. *	19,063	529,380

		28,783,991

Consumer, Cyclical - 11.0%

A-Mark Precious Metals, Inc.	4,974	160,412
Abercrombie & Fitch Co. Class A *	13,947	235,983
Academy Sports & Outdoors, Inc.	23,452	833,484
Accel Entertainment, Inc. *	16,191	171,948
Acushnet Holdings Corp.	9,856	410,798
Adient PLC *	26,574	787,388

	Shares	Value
Aeva Technologies, Inc. *	30,039	$94,022
Allegiant Travel Co. *	4,411	498,840
America’s Car-Mart, Inc. *	1,705	171,523
American Axle & Manufacturing Holdings, Inc. *	32,140	242,014
American Eagle Outfitters, Inc.	43,267	483,725
Arko Corp.	23,938	195,334
Asbury Automotive Group, Inc. *	6,233	1,055,496
Aspen Aerogels, Inc. *	8,564	84,612
Aterian, Inc. *	20,441	44,153
Avient Corp.	25,881	1,037,310
Bally’s Corp. *	11,305	223,613
Beacon Roofing Supply, Inc. *	15,195	780,415
Beazer Homes USA, Inc. *	8,418	101,605
Bed Bath & Beyond, Inc. *	22,187	110,269
Big 5 Sporting Goods Corp.	5,932	66,498
Big Lots, Inc.	7,651	160,441
Biglari Holdings, Inc. Class B *	230	28,221
BJ’s Restaurants, Inc. *	6,392	138,579
Bloomin’ Brands, Inc.	25,468	423,278
Blue Bird Corp. *	5,026	46,289
Bluegreen Vacations Holding Corp.	3,582	89,407
BlueLinx Holdings, Inc. *	2,648	176,913
Boot Barn Holdings, Inc. *	8,316	573,056
Bowlero Corp. *	10,705	113,366
Brinker International, Inc. *	11,695	257,641
Buckle, Inc.	8,634	239,075
Build-A-Bear Workshop, Inc.	3,742	61,444
Caleres, Inc.	10,743	281,896
Callaway Golf Co. *	38,962	794,825
Camping World Holdings, Inc. Class A	10,500	226,695
Canoo, Inc. *	29,993	55,487
Cato Corp. Class A	6,324	73,422
Cavco Industries, Inc. *	2,486	487,231
Cenntro Electric Group Ltd. *	50,498	76,252
Century Casinos, Inc. *	7,401	53,287
Century Communities, Inc.	8,631	388,136
Cheesecake Factory, Inc.	13,246	349,959
Chico’s FAS, Inc. *	35,720	177,528
Children’s Place, Inc. *	4,042	157,315
Chuy’s Holdings, Inc. *	5,442	108,405
Cinemark Holdings, Inc. *	31,069	466,656
Citi Trends, Inc. *	2,540	60,071
Clarus Corp.	6,816	129,436
Clean Energy Fuels Corp. *	51,091	228,888
CompX International, Inc.	719	16,674
Conn’s, Inc. *	4,876	39,106
Container Store Group, Inc. *	9,489	59,116
Cracker Barrel Old Country Store, Inc.	6,443	537,926
Crocs, Inc. *	16,877	821,404
Dana, Inc.	36,004	506,576
Dave & Buster’s Entertainment, Inc. *	12,425	407,292
Denny’s Corp. *	17,853	154,964
Designer Brands, Inc. Class A	17,131	223,731
Destination XL Group, Inc. *	15,629	52,982
Dillard’s, Inc. Class A	1,203	265,346
Dine Brands Global, Inc.	4,686	304,965
Dorman Products, Inc. *	7,503	823,154
Douglas Dynamics, Inc.	6,421	184,540
Dream Finders Homes, Inc. Class A *	5,778	61,478
Duluth Holdings, Inc. Class B *	3,374	32,188
El Pollo Loco Holdings, Inc. *	5,169	50,863
Ermenegildo Zegna Holditalia SpA * (Italy)	11,643	122,834
Ethan Allen Interiors, Inc.	6,805	137,529
Everi Holdings, Inc. *	24,563	400,623
EVgo, Inc. *	19,124	114,935
Express, Inc. *	17,437	34,177
F45 Training Holdings, Inc. *	9,115	35,822
First Watch Restaurant Group, Inc. *	3,120	44,990
FirstCash, Inc.	10,886	756,686

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Fisker, Inc. *	46,422	$397,837
Foot Locker, Inc.	23,242	586,860
Forestar Group, Inc. *	4,745	64,959
Fossil Group, Inc. *	14,174	73,280
Fox Factory Holding Corp. *	11,821	952,063
Franchise Group, Inc.	8,074	283,155
Frontier Group Holdings, Inc. *	9,921	92,960
Full House Resorts, Inc. *	9,322	56,678
Funko, Inc. Class A *	9,070	202,442
G-III Apparel Group Ltd. *	12,689	256,698
Genesco, Inc. *	3,464	172,888
Gentherm, Inc. *	9,561	596,702
Global Industrial Co.	3,607	121,808
GMS, Inc. *	12,290	546,905
Golden Entertainment, Inc. *	5,662	223,932
Goodyear Tire & Rubber Co. *	80,054	857,378
Green Brick Partners, Inc. *	8,739	171,022
Group 1 Automotive, Inc.	4,502	764,440
GrowGeneration Corp. *	18,888	67,808
Guess?, Inc.	9,343	159,298
H&E Equipment Services, Inc.	9,246	267,857
Haverty Furniture Cos., Inc.	4,807	111,426
Hawaiian Holdings, Inc. *	14,373	205,678
Healthcare Services Group, Inc.	21,500	374,315
Hibbett, Inc.	3,533	154,427
Hilton Grand Vacations, Inc. *	25,692	917,975
HNI Corp.	11,569	401,329
Holley, Inc. *	13,491	141,656
Hovnanian Enterprises, Inc. Class A *	1,458	62,388
Hudson Technologies, Inc. *	11,587	87,018
Hyliion Holdings Corp. *	33,404	107,561
Hyzon Motors, Inc. *	24,594	72,306
IMAX Corp. *	14,712	248,486
indie Semiconductor, Inc. Class A *	27,401	156,186
Installed Building Products, Inc.	6,821	567,234
Interface, Inc.	16,564	207,713
International Game Technology PLC	28,746	533,526
iRobot Corp. *	7,629	280,366
Jack in the Box, Inc.	6,273	351,664
JOANN, Inc.	3,306	25,622
Johnson Outdoors, Inc. Class A	1,483	90,700
KAR Auction Services, Inc. *	34,176	504,780
KB Home	22,104	629,080
Kimball International, Inc. Class B	10,953	84,010
Kontoor Brands, Inc.	15,882	529,982
Kura Sushi USA, Inc. Class A *	1,094	54,186
La-Z-Boy, Inc.	12,513	296,683
Landsea Homes Corp. *	3,087	20,559
LCI Industries	6,923	774,545
LGI Homes, Inc. *	5,735	498,372
Liberty Media Corp-Liberty Braves Class C *	10,412	249,888
Liberty Media Corp.-Liberty Braves Class A *	2,808	70,621
Life Time Group Holdings, Inc. *	11,059	142,440
Lifetime Brands, Inc.	4,323	47,726
Light & Wonder, Inc. Class A *	27,869	1,309,564
Lightning eMotors, Inc. *	10,854	30,066
Lindblad Expeditions Holdings, Inc. *	8,722	70,648
Lions Gate Entertainment Corp. Class A *	16,555	154,127
Lions Gate Entertainment Corp. Class B *	33,954	299,814
LL Flooring Holdings, Inc. *	8,145	76,319
Lordstown Motors Corp. Class A *	44,120	69,710
Lovesac Co. *	3,639	100,073
Luminar Technologies, Inc. *	67,267	398,893
M/I Homes, Inc. *	8,215	325,807
Madison Square Garden Entertainment Corp. *	7,474	393,282
Malibu Boats, Inc. Class A *	5,958	314,046
Marcus Corp. *	6,988	103,213
Marine Products Corp.	2,063	19,619

	Shares	Value
MarineMax, Inc. *	6,069	$219,212
MasterCraft Boat Holdings, Inc. *	5,310	111,776
MDC Holdings, Inc.	15,938	514,957
Meritage Homes Corp. *	10,244	742,690
Meritor, Inc. *	19,508	708,726
Methode Electronics, Inc.	9,967	369,178
Microvast Holdings, Inc. *	47,733	105,967
Miller Industries, Inc.	3,386	76,761
MillerKnoll, Inc.	21,380	561,653
Monarch Casino & Resort, Inc. *	3,702	217,196
Motorcar Parts of America, Inc. *	5,348	70,166
Movado Group, Inc.	4,459	137,917
Murphy USA, Inc.	6,265	1,458,931
National Vision Holdings, Inc. *	22,558	620,345
NEOGAMES SA * (Israel)	3,000	40,230
Nikola Corp. *	82,316	391,824
Noodles & Co. *	11,028	51,832
Nu Skin Enterprises, Inc. Class A	14,162	613,215
ODP Corp. *	11,988	362,517
ONE Group Hospitality, Inc. *	5,568	41,036
OneSpaWorld Holdings Ltd. * (Bahamas)	19,300	138,381
OneWater Marine, Inc. Class A *	3,002	99,216
Oxford Industries, Inc.	4,087	362,680
Papa John’s International, Inc.	9,247	772,309
Party City Holdco, Inc. *	31,490	41,567
Patrick Industries, Inc.	6,531	338,567
PC Connection, Inc.	3,267	143,911
PetMed Express, Inc.	5,625	111,938
PLBY Group, Inc. *	8,192	52,429
Portillo’s, Inc. Class A *	6,687	109,332
PriceSmart, Inc.	6,732	482,213
Proterra, Inc. *	61,591	285,782
Purple Innovation, Inc. *	16,412	50,221
Qurate Retail, Inc. Class A	97,221	279,024
RCI Hospitality Holdings, Inc.	2,406	116,354
Red Rock Resorts, Inc. Class A	15,418	514,344
Reservoir Media, Inc. *	5,058	32,978
Resideo Technologies, Inc. *	40,586	788,180
REV Group, Inc.	8,074	87,764
Rite Aid Corp. *	17,916	120,754
Rocky Brands, Inc.	1,966	67,198
Rush Enterprises, Inc. Class A	12,142	585,244
Rush Enterprises, Inc. Class B	1,946	96,541
Rush Street Interactive, Inc. *	15,494	72,357
Ruth’s Hospitality Group, Inc.	9,823	159,722
Sally Beauty Holdings, Inc. *	29,876	356,122
ScanSource, Inc. *	7,420	231,059
SeaWorld Entertainment, Inc. *	12,959	572,529
Shake Shack, Inc. Class A *	10,640	420,067
Shoe Carnival, Inc.	5,032	108,742
Shyft Group, Inc.	9,951	184,989
Signet Jewelers Ltd. (NYSE)	13,109	700,807
Skyline Champion Corp. *	14,935	708,218
SkyWest, Inc. *	14,318	304,258
Sleep Number Corp. *	6,297	194,892
Snap One Holdings Corp. *	3,743	34,323
Solid Power, Inc. *	15,688	84,401
Sonic Automotive, Inc. Class A	5,361	196,373
Sonos, Inc. *	36,841	664,612
Sovos Brands, Inc. *	7,313	116,057
Spirit Airlines, Inc. *	30,624	730,076
Sportsman’s Warehouse Holdings, Inc. *	12,422	119,127
Standard Motor Products, Inc.	5,958	268,050
Steelcase, Inc. Class A	25,259	271,029
Steven Madden Ltd.	21,712	699,344
Sun Country Airlines Holdings, Inc. *	9,156	167,921
Superior Group of Cos., Inc.	3,312	58,788
Sweetgreen, Inc. Class A *	3,542	41,264
Target Hospitality Corp. *	7,088	40,472
Taylor Morrison Home Corp. *	32,518	759,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Tenneco, Inc. Class A *	23,051	$395,555
Texas Roadhouse, Inc.	19,051	1,394,533
ThredUp, Inc. Class A *	16,754	41,885
Tile Shop Holdings, Inc.	8,920	27,384
Tilly’s, Inc. Class A	6,305	44,261
Titan International, Inc. *	14,386	217,229
Titan Machinery, Inc. *	5,393	120,857
Torrid Holdings, Inc. *	3,599	15,548
Traeger, Inc. *	6,359	27,026
TravelCenters of America, Inc. *	3,557	122,610
Tri Pointe Homes, Inc. *	28,760	485,181
Tupperware Brands Corp. *	14,259	90,402
TuSimple Holdings, Inc. Class A *	39,510	285,657
UniFirst Corp.	4,176	719,024
Universal Electronics, Inc. *	3,878	99,160
Urban Outfitters, Inc. *	18,116	338,045
Velodyne Lidar, Inc. *	54,578	52,133
Veritiv Corp. *	4,078	442,667
Vinco Ventures, Inc. *	51,420	70,960
Virgin Galactic Holdings, Inc. *	64,341	387,333
Vista Outdoor, Inc. *	15,438	430,720
Visteon Corp. *	7,676	795,080
Vizio Holding Corp. Class A *	18,753	127,895
VSE Corp.	3,009	113,078
Wabash National Corp.	14,046	190,745
Warby Parker, Inc. Class A *	23,590	265,623
Weber, Inc. Class A	8,486	61,184
Weyco Group, Inc.	1,051	25,697
Wheels Up Experience, Inc. *	43,696	85,207
Wingstop, Inc.	8,665	647,882
Winmark Corp.	720	140,810
Winnebago Industries, Inc.	9,300	451,608
Wolverine World Wide, Inc.	23,380	471,341
Workhorse Group, Inc. *	46,158	120,011
World Fuel Services Corp.	17,919	366,623
Xos, Inc. *	14,811	27,252
XPEL, Inc. *	5,966	274,018
Xponential Fitness, Inc. Class A *	5,377	67,535
Zumiez, Inc. *	4,234	110,084

		71,493,259

Consumer, Non-Cyclical - 23.8%

22nd Century Group, Inc. *	51,117	108,879
23andMe Holding Co. Class A *	48,504	120,290
2seventy bio, Inc. *	10,518	138,838
2U, Inc. *	20,622	215,912
4D Molecular Therapeutics, Inc. *	7,938	55,407
Aadi Bioscience, Inc. *	4,054	49,945
Aaron’s Co., Inc.	9,143	133,031
AbCellera Biologics, Inc. * (Canada)	58,279	620,671
ABM Industries, Inc.	18,625	808,697
Absci Corp. *	15,969	53,017
ACADIA Pharmaceuticals, Inc. *	34,405	484,766
ACCO Brands Corp.	26,556	173,411
Accolade, Inc. *	14,471	107,085
Aclaris Therapeutics, Inc. *	16,762	233,998
Adagio Therapeutics, Inc. *	16,910	55,465
AdaptHealth Corp. *	20,601	371,642
Adaptive Biotechnologies Corp. *	31,382	253,880
Addus HomeCare Corp. *	4,434	369,264
Adicet Bio, Inc. *	8,642	126,173
ADMA Biologics, Inc. *	51,271	101,517
Adtalem Global Education, Inc. *	12,571	452,179
Aerie Pharmaceuticals, Inc. *	12,061	90,458
Aerovate Therapeutics, Inc. *	2,841	44,405
Affimed NV * (Germany)	45,589	126,282
Agenus, Inc. *	78,295	151,892
Agiliti, Inc. *	8,056	165,229
Agios Pharmaceuticals, Inc. *	15,445	342,416
AirSculpt Technologies, Inc. *	2,087	12,376

	Shares	Value
Akero Therapeutics, Inc. *	7,325	$69,221
Akoya Biosciences, Inc. *	4,926	63,299
Alarm.com Holdings, Inc. *	13,854	857,008
Albireo Pharma, Inc. *	4,853	96,381
Alector, Inc. *	16,790	170,586
Alico, Inc.	1,207	43,005
Alight, Inc. Class A *	95,098	641,911
Alkermes PLC *	46,513	1,385,622
Allogene Therapeutics, Inc. *	22,463	256,078
Allovir, Inc. *	8,823	34,410
Alpha Teknova, Inc. *	1,963	16,489
Alphatec Holdings, Inc. *	20,325	132,925
Alpine Immune Sciences, Inc. *	3,309	28,160
Alta Equipment Group, Inc. *	6,047	54,242
ALX Oncology Holdings, Inc. *	5,237	42,367
American Public Education, Inc. *	5,787	93,518
American Well Corp. Class A *	64,449	278,420
Amicus Therapeutics, Inc. *	78,782	846,119
AMN Healthcare Services, Inc. *	12,563	1,378,287
Amneal Pharmaceuticals, Inc. *	26,987	85,819
Amphastar Pharmaceuticals, Inc. *	10,639	370,131
Amylyx Pharmaceuticals, Inc. *	2,754	53,042
AnaptysBio, Inc. *	5,435	110,330
Anavex Life Sciences Corp. *	19,000	190,190
Andersons, Inc.	8,942	294,997
AngioDynamics, Inc. *	10,544	204,026
ANI Pharmaceuticals, Inc. *	3,177	94,262
Anika Therapeutics, Inc. *	4,185	93,409
Apellis Pharmaceuticals, Inc. *	25,643	1,159,576
API Group Corp. *	58,452	875,026
AppHarvest, Inc. *	19,667	68,638
Arbutus Biopharma Corp. * (Canada)	33,874	91,799
Arcellx, Inc. *	2,613	47,243
Arcturus Therapeutics Holdings, Inc. *	6,087	95,809
Arcus Biosciences, Inc. *	14,448	366,112
Arcutis Biotherapeutics, Inc. *	9,845	209,797
Arlo Technologies, Inc. *	23,889	149,784
Arrowhead Pharmaceuticals, Inc. *	29,339	1,033,026
Artivion, Inc. *	10,719	202,375
Arvinas, Inc. *	13,723	577,601
ASGN, Inc. *	14,350	1,295,087
Atara Biotherapeutics, Inc. *	25,754	200,624
Atea Pharmaceuticals, Inc. *	23,070	163,797
Athira Pharma, Inc. *	9,189	28,026
ATI Physical Therapy, Inc. *	20,309	28,636
AtriCure, Inc. *	12,878	526,195
Atrion Corp.	393	247,142
Aura Biosciences, Inc. *	5,132	72,720
Aurinia Pharmaceuticals, Inc. * (Canada)	37,733	379,217
Avanos Medical, Inc. *	13,713	374,913
Aveanna Healthcare Holdings, Inc. *	10,995	24,849
Avid Bioservices, Inc. *	17,360	264,914
Avidity Biosciences, Inc. *	13,753	199,831
Axogen, Inc. *	11,451	93,784
Axonics, Inc. *	13,173	746,514
Axsome Therapeutics, Inc. *	7,897	302,455
B&G Foods, Inc.	18,415	437,909
Babylon Holdings Ltd. Class A * (Jersey)	29,972	29,307
Bakkt Holdings, Inc. *	18,181	38,180
Barrett Business Services, Inc.	2,186	159,294
Beachbody Co., Inc. *	28,413	34,096
Beam Therapeutics, Inc. *	17,998	696,703
Beauty Health Co. *	28,094	361,289
BellRing Brands, Inc. *	33,553	835,134
Benson Hill, Inc. *	48,043	131,638
Berkeley Lights, Inc. *	13,685	68,014
Beyond Meat, Inc. *	17,356	415,503
BioCryst Pharmaceuticals, Inc. *	53,095	561,745
Biohaven Pharmaceutical Holding Co. Ltd. *	17,546	2,556,628
BioLife Solutions, Inc. *	9,481	130,933

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Bionano Genomics, Inc. *	80,145	$110,600
Bioventus, Inc. Class A *	8,317	56,722
Bioxcel Therapeutics, Inc. *	5,161	68,125
Bird Global, Inc. Class A *	60,073	26,192
Bluebird Bio, Inc. *	19,041	78,830
Blueprint Medicines Corp. *	17,030	860,185
BRC, Inc. Class A *	7,203	58,776
Bridgebio Pharma, Inc. *	30,159	273,844
Bright Health Group, Inc. *	55,031	100,156
BrightView Holdings, Inc. *	11,545	138,540
Brink’s Co.	13,089	794,633
Brookdale Senior Living, Inc. *	52,734	239,412
Butterfly Network, Inc. *	35,492	108,960
C4 Therapeutics, Inc. *	11,105	83,732
Cal-Maine Foods, Inc.	10,557	521,621
Calavo Growers, Inc.	4,921	205,304
Cano Health, Inc. *	45,716	200,236
Cara Therapeutics, Inc. *	12,408	113,285
Cardiovascular Systems, Inc. *	11,196	160,775
CareDx, Inc. *	14,543	312,384
CareMax, Inc. *	16,387	59,485
Caribou Biosciences, Inc. *	14,609	79,327
Carriage Services, Inc.	3,507	139,053
Cass Information Systems, Inc.	4,013	135,639
Cassava Sciences, Inc. *	10,901	306,536
Castle Biosciences, Inc. *	6,071	133,258
Catalyst Pharmaceuticals, Inc. *	28,464	199,533
CBIZ, Inc. *	13,933	556,763
Celldex Therapeutics, Inc. *	13,218	356,357
Celsius Holdings, Inc. *	15,469	1,009,507
Central Garden & Pet Co. *	2,832	120,133
Central Garden & Pet Co. Class A *	11,530	461,315
Century Therapeutics, Inc. *	6,724	56,482
Cerevel Therapeutics Holdings, Inc. *	15,321	405,087
Cerus Corp. *	48,351	255,777
Chefs’ Warehouse, Inc. *	9,160	356,232
Chegg, Inc. *	35,075	658,708
ChemoCentryx, Inc. *	17,755	439,969
Chimerix, Inc. *	20,798	43,260
Chinook Therapeutics, Inc. *	11,896	208,061
Cimpress PLC * (Ireland)	5,311	206,598
CinCor Pharma, Inc. *	3,332	62,775
Cipher Mining, Inc. *	20,545	28,147
Clover Health Investments Corp. *	108,000	231,120
Coca-Cola Consolidated, Inc.	1,340	755,626
Cogent Biosciences, Inc. *	13,985	126,145
Coherus Biosciences, Inc. *	18,436	133,477
Collegium Pharmaceutical, Inc. *	10,237	181,400
Community Health Systems, Inc. *	35,405	132,769
CompoSecure, Inc. *	11,861	61,677
CONMED Corp.	7,899	756,408
Corcept Therapeutics, Inc. *	23,683	563,182
Core Scientific, Inc. *	63,680	94,883
CoreCivic, Inc. *	34,483	383,106
CorVel Corp. *	2,536	373,477
Coursera, Inc. *	31,944	452,966
Covetrus, Inc. *	29,490	611,917
CRA International, Inc.	2,005	179,087
Crinetics Pharmaceuticals, Inc. *	14,790	275,833
Cross Country Healthcare, Inc. *	10,411	216,861
CTI BioPharma Corp. *	25,764	153,811
Cue Health, Inc. *	30,023	96,074
Cullinan Oncology, Inc. *	7,295	93,522
Custom Truck One Source, Inc. *	19,527	109,351
Cutera, Inc. *	4,927	184,762
Cytek Biosciences, Inc. *	32,059	343,993
Cytokinetics, Inc. *	23,139	909,131
Day One Biopharmaceuticals, Inc. *	6,583	117,836
Deciphera Pharmaceuticals, Inc. *	13,851	182,141
Deluxe Corp.	12,001	260,062

	Shares	Value
Denali Therapeutics, Inc. *	27,927	$821,892
Design Therapeutics, Inc. *	9,609	134,526
DICE Therapeutics, Inc. *	8,014	124,377
Distribution Solutions Group, Inc. *	1,438	73,899
DocGo, Inc. *	22,021	157,230
Duckhorn Portfolio, Inc. *	10,197	214,749
Dynavax Technologies Corp. *	33,913	426,965
Dyne Therapeutics, Inc. *	8,556	58,780
Eagle Pharmaceuticals, Inc. *	2,602	115,607
Edgewell Personal Care Co.	15,615	539,030
Edgewise Therapeutics, Inc. *	6,841	54,454
Editas Medicine, Inc. *	19,439	229,963
Eiger BioPharmaceuticals, Inc. *	14,054	88,540
elf Beauty, Inc. *	13,940	427,679
Embecta Corp. *	15,936	403,500
Emergent BioSolutions, Inc. *	14,083	437,136
Enanta Pharmaceuticals, Inc. *	5,538	261,781
Endo International PLC *	67,203	31,296
Ennis, Inc.	7,255	146,769
Enochian Biosciences, Inc. *	10,109	19,510
Ensign Group, Inc.	14,938	1,097,495
EQRx, Inc. *	38,525	180,682
Erasca, Inc. *	18,358	102,254
Esperion Therapeutics, Inc. *	16,590	105,512
European Wax Center, Inc. Class A	5,889	103,764
EVERTEC, Inc.	17,412	642,155
Evo Payments, Inc. Class A *	13,724	322,788
Evolus, Inc. *	9,190	106,604
EyePoint Pharmaceuticals, Inc. *	6,020	47,377
Fate Therapeutics, Inc. *	23,809	589,987
FibroGen, Inc. *	24,618	259,966
First Advantage Corp. *	15,646	198,235
Foghorn Therapeutics, Inc. *	5,573	75,793
Forma Therapeutics Holdings, Inc. *	10,092	69,534
Forrester Research, Inc. *	3,244	155,193
Franklin Covey Co. *	3,660	169,019
Fresh Del Monte Produce, Inc.	8,134	240,197
Fulcrum Therapeutics, Inc. *	7,484	36,672
Fulgent Genetics, Inc. *	5,932	323,472
Generation Bio Co. *	13,156	86,303
Geron Corp. *	107,908	167,257
Glaukos Corp. *	12,614	572,928
Global Blood Therapeutics, Inc. *	17,160	548,262
Gossamer Bio, Inc. *	18,372	153,774
Graham Holdings Co. Class B	1,046	592,915
Green Dot Corp. Class A *	13,260	332,959
Greenidge Generation Holdings, Inc. *	2,593	6,586
Hackett Group, Inc.	6,809	129,167
Haemonetics Corp. *	14,225	927,185
Hain Celestial Group, Inc. *	20,888	495,881
Halozyme Therapeutics, Inc. *	38,253	1,683,132
Hanger, Inc. *	10,985	157,305
Harmony Biosciences Holdings, Inc. *	7,535	367,482
HealthEquity, Inc. *	23,516	1,443,647
Heidrick & Struggles International, Inc.	5,551	179,630
Helen of Troy Ltd. *	6,658	1,081,326
Herbalife Nutrition Ltd. *	27,784	568,183
Herc Holdings, Inc.	7,250	653,587
Heron Therapeutics, Inc. *	26,918	75,101
Heska Corp. *	2,827	267,180
HF Foods Group, Inc. *	10,129	52,873
HilleVax, Inc. *	3,506	38,321
Honest Co., Inc. *	24,178	70,600
Hostess Brands, Inc. *	39,296	833,468
Humacyte, Inc. *	9,125	29,291
Huron Consulting Group, Inc. *	5,820	378,242
I3 Verticals, Inc. Class A *	6,213	155,449
ICF International, Inc.	5,318	505,210
Icosavax, Inc. *	6,944	39,789
Ideaya Biosciences, Inc. *	9,217	127,195

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
IGM Biosciences, Inc. *	2,248	$40,531
Imago Biosciences, Inc. *	8,336	111,619
ImmunityBio, Inc. *	19,055	70,885
ImmunoGen, Inc. *	56,857	255,856
Immunovant, Inc. *	11,376	44,366
Inari Medical, Inc. *	13,618	925,888
Information Services Group, Inc.	9,851	66,593
Ingles Markets, Inc. Class A	4,001	347,087
Inhibrx, Inc. *	7,953	90,267
Innovage Holding Corp. *	5,223	22,877
Innoviva, Inc. *	17,672	260,839
Inogen, Inc. *	6,963	168,365
Inotiv, Inc. *	4,650	44,640
Inovio Pharmaceuticals, Inc. *	58,910	101,914
Insmed, Inc. *	34,387	678,112
Insperity, Inc.	10,192	1,017,467
Inspire Medical Systems, Inc. *	7,609	1,389,936
Instil Bio, Inc. *	21,962	101,464
Integer Holdings Corp. *	9,444	667,313
Intellia Therapeutics, Inc. *	21,291	1,102,022
Inter Parfums, Inc.	5,140	375,528
Intercept Pharmaceuticals, Inc. *	7,889	108,947
Intra-Cellular Therapies, Inc. *	25,813	1,473,406
Invitae Corp. *	70,496	172,010
Iovance Biotherapeutics, Inc. *	42,520	469,421
iRadimed Corp.	2,073	70,358
iRhythm Technologies, Inc. *	8,482	916,310
Ironwood Pharmaceuticals, Inc. *	38,554	444,528
iTeos Therapeutics, Inc. *	5,866	120,840
IVERIC bio, Inc. *	32,725	314,814
J & J Snack Foods Corp.	4,239	592,019
Janux Therapeutics, Inc. *	3,730	45,543
John B Sanfilippo & Son, Inc.	2,524	182,965
John Wiley & Sons, Inc. Class A	12,405	592,463
Joint Corp. *	3,930	60,168
Jounce Therapeutics, Inc. *	9,392	28,458
KalVista Pharmaceuticals, Inc. *	5,759	56,669
Karuna Therapeutics, Inc. *	7,429	939,843
Karyopharm Therapeutics, Inc. *	21,360	96,334
Kelly Services, Inc. Class A	9,984	197,983
Keros Therapeutics, Inc. *	4,446	122,843
Kezar Life Sciences, Inc. *	11,013	91,078
Kforce, Inc.	5,878	360,557
Kiniksa Pharmaceuticals Ltd. Class A *	7,958	77,113
Kinnate Biopharma, Inc. *	7,255	91,486
Kodiak Sciences, Inc. *	9,520	72,733
Korn Ferry	15,011	870,938
Krispy Kreme, Inc.	20,333	276,529
Kronos Bio, Inc. *	11,060	40,258
Krystal Biotech, Inc. *	5,778	379,383
Kura Oncology, Inc. *	18,285	335,164
Kymera Therapeutics, Inc. *	9,877	194,478
Lancaster Colony Corp.	5,459	703,010
Landec Corp. *	7,169	71,475
Lantheus Holdings, Inc. *	19,364	1,278,605
Laureate Education, Inc.	31,494	364,386
Legalzoom.com, Inc. *	27,584	303,148
LeMaitre Vascular, Inc.	5,430	247,336
Lexicon Pharmaceuticals, Inc. *	19,341	35,974
LHC Group, Inc. *	8,398	1,307,905
LifeStance Health Group, Inc. *	20,646	114,792
Ligand Pharmaceuticals, Inc. *	4,102	365,980
Liquidia Corp. *	12,971	56,554
LivaNova PLC *	14,979	935,738
LiveRamp Holdings, Inc. *	19,401	500,740
Local Bounti Corp. *	9,798	31,158
Lyell Immunopharma, Inc. *	48,670	317,328
MacroGenics, Inc. *	17,306	51,053
Madrigal Pharmaceuticals, Inc. *	3,465	248,025
MannKind Corp. *	70,182	267,393

	Shares	Value
Marathon Digital Holdings, Inc. *	27,137	$144,912
MaxCyte, Inc. *	27,277	129,020
Medifast, Inc.	3,179	573,841
MEDNAX, Inc. *	23,834	500,752
Medpace Holdings, Inc. *	7,773	1,163,385
MeiraGTx Holdings PLC *	8,487	64,247
Meridian Bioscience, Inc. *	12,491	379,976
Merit Medical Systems, Inc. *	15,759	855,241
Mersana Therapeutics, Inc. *	26,574	122,772
MGP Ingredients, Inc.	4,039	404,264
MiMedx Group, Inc. *	31,650	109,826
Mirum Pharmaceuticals, Inc. *	4,444	86,480
Mission Produce, Inc. *	10,566	150,565
ModivCare, Inc. *	3,572	301,834
MoneyGram International, Inc. *	25,469	254,690
Moneylion, Inc. *	64,540	85,193
Monro, Inc.	9,540	409,075
Monte Rosa Therapeutics, Inc. *	8,298	80,242
Morphic Holding, Inc. *	7,406	160,710
Multiplan Corp. *	106,862	586,672
Myriad Genetics, Inc. *	23,130	420,272
Nano-X Imaging Ltd. * (Israel)	11,827	133,645
NanoString Technologies, Inc. *	12,958	164,567
National Beverage Corp.	6,752	330,443
National HealthCare Corp.	3,596	251,360
National Research Corp.	3,989	152,699
Natural Grocers by Vitamin Cottage, Inc.	2,889	46,080
Nature’s Sunshine Products, Inc. *	3,409	36,374
Natus Medical, Inc. *	9,509	311,610
Nautilus Biotechnology, Inc. SPAC *	13,513	36,350
Nektar Therapeutics *	50,360	191,368
Neogen Corp. *	31,258	753,005
NeoGenomics, Inc. *	36,573	298,070
Nevro Corp. *	9,945	435,889
NGM Biopharmaceuticals, Inc. *	11,285	144,674
Nkarta, Inc. *	9,173	113,011
Nurix Therapeutics, Inc. *	12,485	158,185
Nuvalent, Inc. Class A *	5,671	76,899
NuVasive, Inc. *	14,892	732,091
Nuvation Bio, Inc. *	33,923	109,911
Ocugen, Inc. *	66,048	149,929
Ocular Therapeutix, Inc. *	22,034	88,577
Omnicell, Inc. *	12,290	1,397,987
Oncology Institute, Inc. *	5,136	25,988
OPKO Health, Inc. *	114,128	288,744
Option Care Health, Inc. *	40,608	1,128,496
OraSure Technologies, Inc. *	20,519	55,606
Organogenesis Holdings, Inc. *	19,948	97,346
Orthofix Medical, Inc. *	5,528	130,129
OrthoPediatrics Corp. *	3,900	168,285
Oscar Health, Inc. Class A *	33,375	141,844
Outlook Therapeutics, Inc. *	24,952	25,451
Owens & Minor, Inc.	20,309	638,718
P3 Health Partners, Inc. *	7,637	28,410
Pacific Biosciences of California, Inc. *	64,378	284,551
Pacira BioSciences, Inc. *	12,548	731,548
Paragon 28, Inc. *	12,892	204,596
Pardes Biosciences, Inc. *	7,949	24,403
Patterson Cos., Inc.	24,360	738,108
Paya Holdings, Inc. *	23,425	153,902
Payoneer Global, Inc. *	71,350	279,692
Paysafe Ltd. * (United Kingdom)	108,345	211,273
Pennant Group, Inc. *	7,562	96,869
PepGen, Inc. *	2,685	26,662
Perdoceo Education Corp. *	20,292	239,040
PetIQ, Inc. *	7,522	126,294
PFSweb, Inc. *	4,567	53,708
Phathom Pharmaceuticals, Inc. *	5,770	48,699
Phibro Animal Health Corp. Class A	6,195	118,510
PMV Pharmaceuticals, Inc. *	10,583	150,808

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Point Biopharma Global, Inc. SPAC *	20,565	$140,048
Praxis Precision Medicines, Inc. *	9,132	22,373
Precigen, Inc. *	27,023	36,211
Prestige Consumer Healthcare, Inc. *	14,398	846,602
Primo Water Corp.	45,215	604,977
Priority Technology Holdings, Inc. *	1,876	6,191
PROCEPT BioRobotics Corp. *	7,211	235,728
PROG Holdings, Inc. *	16,240	267,960
Progyny, Inc. *	21,266	617,777
Prometheus Biosciences, Inc. *	8,519	240,491
Protagonist Therapeutics, Inc. *	12,858	101,707
Prothena Corp. PLC * (Ireland)	9,741	264,468
Provention Bio, Inc. *	15,006	60,024
PTC Therapeutics, Inc. *	19,965	799,798
Pulmonx Corp. *	9,899	145,713
Quad/Graphics, Inc. *	10,046	27,627
Quanex Building Products Corp.	9,887	224,929
Quanterix Corp. *	8,792	142,342
Quantum-Si, Inc. *	25,398	58,923
R1 RCM, Inc. *	37,981	796,082
Radius Health, Inc. *	13,669	141,748
RadNet, Inc. *	12,981	224,312
Rallybio Corp. *	6,391	48,252
RAPT Therapeutics, Inc. *	7,830	142,897
Reata Pharmaceuticals, Inc. Class A *	7,822	237,711
Recursion Pharmaceuticals, Inc. Class A *	38,141	310,468
REGENXBIO, Inc. *	11,538	284,989
Relay Therapeutics, Inc. *	21,679	363,123
Relmada Therapeutics, Inc. *	7,134	135,475
Remitly Global, Inc. *	24,138	184,897
Rent the Runway, Inc. Class A *	14,271	43,812
Rent-A-Center, Inc.	14,937	290,525
Repay Holdings Corp. *	24,901	319,978
Replimune Group, Inc. *	8,492	148,440
Resources Connection, Inc.	9,575	195,043
Revance Therapeutics, Inc. *	20,177	278,846
REVOLUTION Medicines, Inc. *	16,922	329,810
Rigel Pharmaceuticals, Inc. *	46,759	52,838
Riot Blockchain, Inc. *	30,882	129,396
Rocket Pharmaceuticals, Inc. *	11,935	164,226
RxSight, Inc. *	5,676	79,918
Sabre Corp. *	91,927	535,934
Sage Therapeutics, Inc. *	14,615	472,064
Sana Biotechnology, Inc. *	24,818	159,580
Sanderson Farms, Inc.	5,902	1,272,058
Sangamo Therapeutics, Inc. *	34,012	140,810
Science 37 Holdings, Inc. *	17,433	35,040
SeaSpine Holdings Corp. *	9,545	53,929
Seer, Inc. *	16,147	144,516
Select Medical Holdings Corp.	30,440	718,993
Sema4 Holdings Corp. *	45,292	57,068
Seneca Foods Corp. Class A *	1,804	100,194
Senseonics Holdings, Inc. *	124,245	127,972
Seres Therapeutics, Inc. *	19,829	68,013
Shockwave Medical, Inc. *	10,028	1,917,053
ShotSpotter, Inc. *	2,409	64,826
SI-BONE, Inc. *	9,359	123,539
Sierra Oncology, Inc. *	4,159	228,703
SIGA Technologies, Inc.	13,777	159,538
Silk Road Medical, Inc. *	9,751	354,839
Simply Good Foods Co. *	25,340	957,092
Singular Genomics Systems, Inc. *	13,530	51,685
SomaLogic, Inc. *	42,206	190,771
Sorrento Therapeutics, Inc. *	107,131	215,333
SP Plus Corp. *	6,592	202,506
SpartanNash Co.	10,425	314,522
Spire Global, Inc. *	33,361	38,699
SpringWorks Therapeutics, Inc. *	9,882	243,295
Sprouts Farmers Market, Inc. *	30,629	775,526
STAAR Surgical Co. *	13,609	965,286

	Shares	Value
Sterling Check Corp. *	6,714	$109,505
Stoke Therapeutics, Inc. *	5,438	71,836
StoneCo Ltd. Class A * (Brazil)	78,706	606,036
StoneMor, Inc. *	9,166	31,348
Strategic Education, Inc.	6,411	452,488
Stride, Inc. *	11,368	463,701
SunOpta, Inc. *	27,036	210,340
Supernus Pharmaceuticals, Inc. *	14,181	410,115
Surgery Partners, Inc. *	11,248	325,292
Surmodics, Inc. *	3,813	141,958
Sutro Biopharma, Inc. *	12,354	64,364
Syndax Pharmaceuticals, Inc. *	14,610	281,096
Tactile Systems Technology, Inc. *	5,500	40,150
Talaris Therapeutics, Inc. *	6,058	27,322
Tango Therapeutics, Inc. *	13,129	59,474
Tarsus Pharmaceuticals, Inc. *	5,112	74,635
Tattooed Chef, Inc. *	13,324	83,941
Tejon Ranch Co. *	5,981	92,825
Tenaya Therapeutics, Inc. *	8,212	46,234
Textainer Group Holdings Ltd. (China)	13,396	367,184
TG Therapeutics, Inc. *	36,847	156,600
Theravance Biopharma, Inc. *	17,054	154,509
Theseus Pharmaceuticals, Inc. *	3,326	18,393
Thorne HealthTech, Inc. *	4,618	22,351
Tootsie Roll Industries, Inc.	4,516	159,641
Transcat, Inc. *	2,020	114,756
TransMedics Group, Inc. *	7,845	246,725
Travere Therapeutics, Inc. *	16,757	406,022
Treace Medical Concepts, Inc. *	8,549	122,593
TreeHouse Foods, Inc. *	14,145	591,544
Tricida, Inc. *	9,145	88,524
TriNet Group, Inc. *	10,531	817,416
Triton International Ltd. (Bermuda)	17,777	935,959
TrueBlue, Inc. *	9,939	177,908
Turning Point Brands, Inc.	4,262	115,628
Turning Point Therapeutics, Inc. *	12,795	962,824
Twist Bioscience Corp. *	15,898	555,794
Tyra Biosciences, Inc. *	3,456	24,710
Udemy, Inc. *	20,272	206,977
United Natural Foods, Inc. *	16,042	632,055
Universal Corp.	6,889	416,784
Universal Technical Institute, Inc. *	8,476	60,434
US Physical Therapy, Inc.	3,642	397,706
USANA Health Sciences, Inc. *	2,971	214,982
Utah Medical Products, Inc.	985	84,612
Utz Brands, Inc.	18,038	249,285
Vanda Pharmaceuticals, Inc. *	16,014	174,553
Varex Imaging Corp. *	11,020	235,718
Vaxart, Inc. *	34,034	119,119
Vaxcyte, Inc. *	14,844	323,005
VBI Vaccines, Inc. *	53,523	43,273
Vector Group Ltd.	41,294	433,587
Vectrus, Inc. *	3,277	109,648
Ventyx Biosciences, Inc. *	6,343	77,575
Vera Therapeutics, Inc. *	3,532	48,071
Veracyte, Inc. *	20,876	415,432
Vericel Corp. *	13,365	336,531
Veru, Inc. *	18,025	203,682
Verve Therapeutics, Inc. *	10,468	159,951
Viad Corp. *	5,741	158,509
Vicarious Surgical, Inc. *	15,098	44,388
ViewRay, Inc. *	39,648	105,067
Village Super Market, Inc. Class A	2,310	52,691
Vintage Wine Estates, Inc. *	8,349	65,623
Vir Biotechnology, Inc. *	20,457	521,040
Viridian Therapeutics, Inc. *	7,235	83,709
VistaGen Therapeutics, Inc. *	54,507	47,966
Vita Coco Co., Inc. *	7,497	73,396
Vital Farms, Inc. *	7,129	62,379
Vivint Smart Home, Inc. *	26,106	90,849

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
WD-40 Co.	3,884	$782,082
Weis Markets, Inc.	4,687	349,369
Whole Earth Brands, Inc. *	10,648	66,018
Willdan Group, Inc. *	3,203	88,339
WW International, Inc. *	15,006	95,888
Xencor, Inc. *	16,252	444,817
Xeris Biopharma Holdings, Inc. *	37,515	57,773
Y-mAbs Therapeutics, Inc. *	9,957	150,649
Zentalis Pharmaceuticals, Inc. *	10,857	305,082
Zimvie, Inc. *	5,789	92,682
ZipRecruiter, Inc. Class A *	22,222	329,330
Zynex, Inc.	6,493	51,814

		154,643,204

Diversified - 0.0%

Professional Holding Corp. Class A *	2,943	59,007

Energy - 5.6%

Aemetis, Inc. *	8,050	39,525
Alpha Metallurgical Resources, Inc.	5,029	649,395
Alto Ingredients, Inc. *	20,377	75,599
Amplify Energy Corp. *	9,684	63,333
Arch Resources, Inc.	4,346	621,869
Archaea Energy, Inc. *	16,530	256,711
Archrock, Inc.	39,026	322,745
Aris Water Solution, Inc. Class A	5,531	92,257
Array Technologies, Inc. *	42,405	466,879
Berry Corp.	23,177	176,609
Borr Drilling Ltd. * (United Arab Emirates)	37,362	172,239
Brigham Minerals, Inc. Class A	14,130	348,022
Bristow Group, Inc. *	6,668	156,031
California Resources Corp.	22,094	850,619
Callon Petroleum Co. *	13,892	544,566
Centennial Resource Development, Inc. Class A *	60,349	360,887
ChampionX Corp.	58,605	1,163,309
Civitas Resources, Inc.	20,810	1,088,155
Cleanspark, Inc. *	9,327	36,562
CNX Resources Corp. *	54,562	898,091
Comstock Resources, Inc. *	26,094	315,216
CONSOL Energy, Inc. *	9,722	480,072
Crescent Energy Co. Class A	8,370	104,458
CVR Energy, Inc.	8,849	296,441
Delek US Holdings, Inc. *	20,209	522,201
Denbury, Inc. *	14,342	860,377
Diamond Offshore Drilling, Inc. *	27,758	163,495
DMC Global, Inc. *	5,294	95,451
Dril-Quip, Inc. *	9,899	255,394
Earthstone Energy, Inc. Class A *	12,220	166,803
Empire Petroleum Corp. *	2,273	26,980
Energy Vault Holdings, Inc. *	6,711	67,244
Eneti, Inc.	5,910	36,287
Equitrans Midstream Corp.	114,342	727,215
Excelerate Energy, Inc. Class A *	4,699	93,604
Expro Group Holdings NV *	21,899	252,276
Fluence Energy, Inc. *	9,905	93,899
FuelCell Energy, Inc. *	105,100	394,125
FutureFuel Corp.	7,097	51,666
Gevo, Inc. *	64,591	151,789
Golar LNG Ltd. * (Bermuda)	28,115	639,616
Green Plains, Inc. *	10,265	278,900
Gulfport Energy Corp. *	3,308	263,019
Heliogen, Inc. *	10,142	21,400
Helix Energy Solutions Group, Inc. *	42,053	130,364
Helmerich & Payne, Inc.	29,579	1,273,672
HighPeak Energy, Inc.	1,433	36,713
Infrastructure & Energy Alternatives, Inc. *	8,306	66,697
Kinetik Holdings, Inc.	4,698	160,390
Kosmos Energy Ltd. * (Ghana)	128,185	793,465

	Shares	Value
Laredo Petroleum, Inc. *	4,804	$331,188
Liberty Energy, Inc. *	40,476	516,474
Magnolia Oil & Gas Corp. Class A	46,989	986,299
Matador Resources Co.	31,906	1,486,501
Montauk Renewables, Inc. *	17,835	179,242
MRC Global, Inc. *	24,578	244,797
Murphy Oil Corp.	42,096	1,270,878
Nabors Industries Ltd. *	2,552	341,713
NACCO Industries, Inc. Class A	1,080	40,932
National Energy Services Reunited Corp. *	10,489	71,115
Newpark Resources, Inc. *	29,709	91,801
NextDecade Corp. *	8,872	39,392
NexTier Oilfield Solutions, Inc. *	49,722	472,856
Noble Corp. *	10,575	268,076
Northern Oil & Gas, Inc.	18,724	472,968
NOW, Inc. *	31,691	309,938
Oasis Petroleum, Inc.	5,638	685,863
Oceaneering International, Inc. *	28,633	305,800
Oil States International, Inc. *	17,196	93,202
Par Pacific Holdings, Inc. *	14,673	228,752
Patterson-UTI Energy, Inc.	60,452	952,724
PBF Energy, Inc. Class A *	27,692	803,622
Peabody Energy Corp. *	33,130	706,663
ProPetro Holding Corp. *	24,544	245,440
Ramaco Resources, Inc.	6,187	81,359
Ranger Oil Corp. Class A *	6,011	197,582
REX American Resources Corp. *	1,509	127,963
Riley Exploration Permian, Inc.	3,039	73,483
Ring Energy, Inc. *	24,141	64,215
RPC, Inc. *	19,550	135,090
SandRidge Energy, Inc. *	5,376	84,242
Select Energy Services, Inc. Class A *	17,733	120,939
Shoals Technologies Group, Inc. Class A *	31,419	517,785
SilverBow Resources, Inc. *	3,246	92,057
Sitio Royalties Corp. *	2,646	61,334
SM Energy Co.	33,802	1,155,690
Solaris Oilfield Infrastructure, Inc. Class A	8,990	97,811
Stem, Inc. *	40,545	290,302
SunCoke Energy, Inc.	25,112	171,013
Sunnova Energy International, Inc. *	27,955	515,211
SunPower Corp. *	22,993	363,519
Talos Energy, Inc. *	18,638	288,330
Tellurian, Inc. *	144,676	431,134
TETRA Technologies, Inc. *	34,967	141,966
Tidewater, Inc. *	10,865	229,143
TPI Composites, Inc. *	10,178	127,225
US Silica Holdings, Inc. *	20,929	239,009
VAALCO Energy, Inc.	15,920	110,485
Valaris Ltd. *	17,091	721,924
Vertex Energy, Inc. *	15,330	161,272
W&T Offshore, Inc. *	28,811	124,464
Warrior Met Coal, Inc.	14,996	459,028
Weatherford International PLC *	17,228	364,717
Whiting Petroleum Corp.	11,324	770,372

		36,667,532

Financial - 23.8%
1st Source Corp.	4,863	220,780
Acadia Realty Trust REIT	24,153	377,270
ACNB Corp.	1,694	50,295
AFC Gamma, Inc. REIT	4,115	63,083
Agree Realty Corp. REIT	20,690	1,492,370
Alerus Financial Corp.	4,370	104,050
Alexander & Baldwin, Inc. REIT *	20,832	373,934
Alexander’s, Inc. REIT	603	133,962
Allegiance Bancshares, Inc.	5,414	204,433
Amalgamated Financial Corp.	4,599	90,968
Ambac Financial Group, Inc. *	13,080	148,458
Amerant Bancorp, Inc.	7,762	218,267
American Assets Trust, Inc. REIT	14,357	426,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
American Equity Investment Life Holding Co.	22,023	$805,381
American National Bankshares, Inc.	3,137	108,572
Ameris Bancorp	18,498	743,250
AMERISAFE, Inc.	5,049	262,598
Angel Oak Mortgage, Inc. REIT	2,048	26,542
Anywhere Real Estate, Inc. *	33,116	325,530
Apartment Investment & Management Co. Class A REIT *	40,375	258,400
Apollo Commercial Real Estate Finance, Inc. REIT	39,891	416,462
Apple Hospitality REIT, Inc.	61,639	904,244
Arbor Realty Trust, Inc. REIT	44,576	584,391
Ares Commercial Real Estate Corp. REIT	12,379	151,395
Argo Group International Holdings Ltd.	9,114	335,942
Armada Hoffler Properties, Inc. REIT	17,038	218,768
ARMOUR Residential REIT, Inc.	26,438	186,123
Arrow Financial Corp.	4,267	135,733
Artisan Partners Asset Management, Inc. Class A	16,828	598,572
Ashford Hospitality Trust, Inc. REIT *	10,659	63,741
AssetMark Financial Holdings, Inc. *	5,232	98,205
Associated Banc-Corp.	42,716	779,994
Associated Capital Group, Inc. Class A	507	18,166
Atlantic Union Bankshares Corp.	21,078	714,966
Atlanticus Holdings Corp. *	1,514	53,247
Axos Financial, Inc. *	16,403	588,048
B Riley Financial, Inc.	5,814	245,641
Banc of California, Inc.	15,756	277,621
BancFirst Corp.	5,436	520,280
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	8,812	116,935
Bancorp, Inc. *	15,321	299,066
Bank First Corp.	1,891	143,357
Bank of Marin Bancorp	4,597	146,093
Bank of NT Butterfield & Son Ltd. (Bermuda)	13,849	431,950
BankUnited, Inc.	22,831	812,099
Bankwell Financial Group, Inc.	1,050	32,602
Banner Corp.	9,882	555,467
Bar Harbor Bankshares	4,199	108,586
BayCom Corp.	2,964	61,296
BCB Bancorp, Inc.	3,176	54,087
Berkshire Hills Bancorp, Inc.	13,231	327,732
BGC Partners, Inc. Class A	89,919	303,027
Blackstone Mortgage Trust, Inc. Class A REIT	48,644	1,345,979
Blucora, Inc. *	14,156	261,320
Blue Foundry Bancorp *	7,901	94,733
Blue Ridge Bankshares, Inc.	4,942	75,711
Bluerock Residential Growth REIT, Inc.	7,970	209,531
Braemar Hotels & Resorts, Inc. REIT	22,066	94,663
Brandywine Realty Trust REIT	48,359	466,181
Bread Financial Holdings, Inc.	2,122	78,641
Bridgewater Bancshares, Inc. *	6,000	96,840
Brightsphere Investment Group, Inc.	9,282	167,169
BrightSpire Capital, Inc. REIT	27,793	209,837
Broadmark Realty Capital, Inc. REIT	36,929	247,794
Broadstone Net Lease, Inc. REIT	47,458	973,364
Brookfield Business Corp. Class A (Canada)	6,536	150,393
Brookline Bancorp, Inc.	21,880	291,223
BRP Group, Inc. Class A *	16,509	398,692
BRT Apartments Corp. REIT	2,962	63,653
Business First Bancshares, Inc.	5,439	115,905
Byline Bancorp, Inc.	7,865	187,187
Cadence Bank	46,120	1,082,898
Cambridge Bancorp	1,939	160,355
Camden National Corp.	4,199	184,966
Cannae Holdings, Inc. *	21,143	408,906

	Shares	Value
Capital Bancorp, Inc.	2,234	$48,478
Capital City Bank Group, Inc.	3,827	106,735
Capitol Federal Financial, Inc.	37,360	342,965
Capstar Financial Holdings, Inc.	5,885	115,464
CareTrust REIT, Inc.	27,746	511,636
Carter Bankshares, Inc. *	7,373	97,324
CatchMark Timber Trust, Inc. Class A REIT	15,295	153,868
Cathay General Bancorp	20,891	817,883
CBL & Associates Properties, Inc. REIT *	7,098	166,732
CBTX, Inc.	5,628	149,648
Cedar Realty Trust, Inc. REIT	2,791	80,353
Centerspace REIT	4,041	329,544
Central Pacific Financial Corp.	8,007	171,750
Chatham Lodging Trust REIT *	13,379	139,811
Chicago Atlantic Real Estate Finance, Inc.	1,993	30,015
Chimera Investment Corp. REIT	69,098	609,444
Citizens & Northern Corp.	5,383	130,107
City Holding Co.	4,243	338,931
City Office REIT, Inc.	12,171	157,614
Civista Bancshares, Inc.	4,668	99,242
Claros Mortgage Trust, Inc. *	25,821	432,502
Clipper Realty, Inc. REIT	3,507	27,074
CNB Financial Corp.	4,622	111,806
CNO Financial Group, Inc.	32,464	587,274
Coastal Financial Corp. *	2,644	100,789
Cohen & Steers, Inc.	7,149	454,605
Colony Bankcorp, Inc.	3,658	55,199
Columbia Banking System, Inc.	20,291	581,337
Columbia Financial, Inc. *	9,763	212,931
Community Bank System, Inc.	15,097	955,338
Community Healthcare Trust, Inc. REIT	6,789	245,830
Community Trust Bancorp, Inc.	4,017	162,447
Compass Diversified Holdings	17,056	365,339
Compass, Inc. Class A *	74,679	269,591
ConnectOne Bancorp, Inc.	10,724	262,202
Consumer Portfolio Services, Inc. *	3,591	36,808
Corporate Office Properties Trust REIT	31,283	819,302
Cowen, Inc. Class A	7,500	177,675
Crawford & Co. Class A	4,680	36,504
CrossFirst Bankshares, Inc. *	13,443	177,448
Cryptyde, Inc. *	5,142	10,438
CTO Realty Growth, Inc. REIT	1,609	98,342
Curo Group Holdings Corp.	5,819	32,179
Cushman & Wakefield PLC *	44,886	684,063
Customers Bancorp, Inc. *	8,592	291,269
CVB Financial Corp.	37,158	921,890
Diamond Hill Investment Group, Inc.	863	149,851
DiamondRock Hospitality Co. REIT *	60,135	493,708
Dime Community Bancshares, Inc.	10,003	296,589
Diversified Healthcare Trust REIT	70,553	128,406
Doma Holdings, Inc. *	38,651	39,811
Donegal Group, Inc. Class A	4,250	72,462
Douglas Elliman, Inc.	20,647	98,899
Dynex Capital, Inc. REIT	9,431	150,141
Eagle Bancorp, Inc.	9,014	427,354
Easterly Government Properties, Inc. REIT	25,497	485,463
Eastern Bankshares, Inc.	45,579	841,388
eHealth, Inc. *	6,957	64,909
Ellington Financial, Inc. REIT	15,146	222,192
Empire State Realty Trust, Inc. Class A REIT	40,751	286,480
Employers Holdings, Inc.	7,931	332,230
Enact Holdings, Inc.	8,054	173,000
Encore Capital Group, Inc. *	6,554	378,625
Enova International, Inc. *	9,061	261,138
Enstar Group Ltd. *	3,257	696,933
Enterprise Bancorp, Inc.	2,665	85,786
Enterprise Financial Services Corp.	9,960	413,340
Equity Bancshares, Inc. Class A	4,136	120,606
Equity Commonwealth REIT *	30,105	828,791

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Esquire Financial Holdings, Inc.	1,618	$53,879
Essent Group Ltd.	29,995	1,166,805
Essential Properties Realty Trust, Inc. REIT	36,794	790,703
eXp World Holdings, Inc.	18,044	212,378
EZCORP, Inc. Class A *	14,170	106,417
Farmers & Merchants Bancorp, Inc.	3,097	102,789
Farmers National Banc Corp.	8,886	133,290
Farmland Partners, Inc. REIT	12,002	165,628
FB Financial Corp.	10,389	407,457
Federal Agricultural Mortgage Corp. Class C	2,634	257,210
Federated Hermes, Inc.	24,670	784,259
Finance Of America Cos., Inc. Class A *	5,255	8,250
Financial Institutions, Inc.	4,452	115,841
First BanCorp	65,622	1,064,221
First Bancorp, Inc.	3,166	95,392
First Bancshares, Inc.	5,977	170,942
First Bank	4,430	61,931
First Busey Corp.	14,444	330,045
First Business Financial Services, Inc.	1,765	55,050
First Commonwealth Financial Corp.	26,911	361,146
First Community Bankshares, Inc.	4,892	143,874
First Financial Bancorp	26,285	509,929
First Financial Bankshares, Inc.	36,980	1,452,205
First Financial Corp.	2,998	133,411
First Foundation, Inc.	14,379	294,482
First Guaranty Bancshares, Inc.	1,411	34,301
First Internet Bancorp	2,673	98,420
First Interstate BancSystem, Inc. Class A	26,616	1,014,336
First Merchants Corp.	16,294	580,392
First Mid Bancshares, Inc.	5,363	191,298
First of Long Island Corp.	6,523	114,348
First Western Financial, Inc. *	1,760	47,854
Five Star Bancorp	3,543	93,606
Flagstar Bancorp, Inc.	14,512	514,450
Flushing Financial Corp.	7,798	165,785
Flywire Corp. *	16,145	284,636
Focus Financial Partners, Inc. Class A *	16,959	577,624
Four Corners Property Trust, Inc. REIT	21,874	581,630
Franklin BSP Realty Trust, Inc. REIT	19,283	259,935
Franklin Street Properties Corp. REIT	29,405	122,619
FRP Holdings, Inc. *	1,863	112,432
Fulton Financial Corp.	46,903	677,748
FVCBankcorp, Inc. *	2,552	48,054
GAMCO Investors, Inc. Class A	1,445	30,200
GCM Grosvenor, Inc. Class A	11,898	81,501
Genworth Financial, Inc. Class A *	144,484	510,028
GEO Group, Inc. REIT *	33,214	219,212
German American Bancorp, Inc.	7,675	262,331
Getty Realty Corp. REIT	11,737	311,030
Glacier Bancorp, Inc.	31,418	1,489,842
Gladstone Commercial Corp. REIT	10,476	197,368
Gladstone Land Corp. REIT	9,396	208,215
Global Medical REIT, Inc.	17,213	193,302
Global Net Lease, Inc. REIT	28,386	401,946
Goosehead Insurance, Inc. Class A	5,407	246,938
Granite Point Mortgage Trust, Inc. REIT	15,191	145,378
Great Southern Bancorp, Inc.	3,044	178,257
Greene County Bancorp, Inc.	774	35,054
Greenlight Capital Re Ltd. Class A *	8,495	65,666
Guaranty Bancshares, Inc.	2,295	83,194
Hamilton Lane, Inc. Class A	10,208	685,773
Hancock Whitney Corp.	24,463	1,084,445
Hanmi Financial Corp.	8,694	195,093
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	24,012	909,094
HarborOne Bancorp, Inc.	12,421	171,286
HBT Financial, Inc.	2,753	49,196
HCI Group, Inc.	2,117	143,448
Healthcare Realty Trust, Inc. REIT	42,964	1,168,621

	Shares	Value
Heartland Financial USA, Inc.	12,178	$505,874
Heritage Commerce Corp.	16,489	176,267
Heritage Financial Corp.	9,909	249,310
Hersha Hospitality Trust REIT *	9,820	96,334
Hilltop Holdings, Inc.	17,597	469,136
Hingham Institution For Savings	413	117,197
Hippo Holdings, Inc. *	71,300	62,644
Home Bancorp, Inc.	2,196	74,949
Home BancShares, Inc.	53,489	1,110,967
Home Point Capital, Inc.	1,960	7,683
HomeStreet, Inc.	5,106	177,025
HomeTrust Bancshares, Inc.	4,252	106,300
Hope Bancorp, Inc.	33,493	463,543
Horace Mann Educators Corp.	11,891	456,377
Horizon Bancorp, Inc.	12,595	219,405
Houlihan Lokey, Inc.	14,348	1,132,488
Independence Realty Trust, Inc. REIT	61,926	1,283,726
Independent Bank Corp.	12,955	1,029,016
Independent Bank Corp. MI	5,801	111,843
Independent Bank Group, Inc.	10,352	703,004
Indus Realty Trust, Inc. REIT	1,630	96,757
Industrial Logistics Properties Trust REIT	18,680	263,014
Innovative Industrial Properties, Inc. REIT	7,875	865,226
International Bancshares Corp.	15,447	619,116
International Money Express, Inc. *	9,016	184,557
InvenTrust Properties Corp. REIT	18,984	489,597
Invesco Mortgage Capital, Inc. REIT *	9,273	136,128
Investors Title Co.	373	58,520
iStar, Inc. REIT	19,534	267,811
Jackson Financial, Inc. Class A	21,206	567,260
James River Group Holdings Ltd.	9,238	228,918
John Marshall Bancorp, Inc.	2,734	61,624
Kearny Financial Corp.	19,287	214,279
Kennedy-Wilson Holdings, Inc.	33,778	639,755
Kinsale Capital Group, Inc.	6,071	1,394,144
Kite Realty Group Trust REIT	61,707	1,066,914
KKR Real Estate Finance Trust, Inc. REIT	14,355	250,495
Ladder Capital Corp. REIT	32,671	344,352
Lakeland Bancorp, Inc.	18,972	277,371
Lakeland Financial Corp.	7,015	465,936
Legacy Housing Corp. *	2,286	29,832
Lemonade, Inc. *	11,406	208,274
LendingClub Corp. *	28,128	328,816
LendingTree, Inc. *	3,341	146,403
Live Oak Bancshares, Inc.	9,584	324,802
LTC Properties, Inc. REIT	11,094	425,899
Luther Burbank Corp.	4,448	58,046
LXP Industrial Trust REIT	80,357	863,034
Macatawa Bank Corp.	7,514	66,424
Macerich Co. REIT	62,334	542,929
Manning & Napier, Inc.	4,197	52,337
Marcus & Millichap, Inc.	6,765	250,237
MBIA, Inc. *	13,661	168,713
McGrath RentCorp	6,943	527,668
Mercantile Bank Corp.	4,707	150,389
Merchants Bancorp	4,198	95,169
Mercury General Corp.	7,067	313,068
Meta Financial Group, Inc.	8,465	327,342
Metrocity Bankshares, Inc.	5,458	110,852
Metropolitan Bank Holding Corp. *	2,787	193,474
MFA Financial, Inc. REIT	28,869	310,342
Mid Penn Bancorp, Inc.	4,078	109,984
Midland States Bancorp, Inc.	6,493	156,092
MidWestOne Financial Group, Inc.	4,126	122,625
Moelis & Co. Class A	17,934	705,703
Mr Cooper Group, Inc. *	20,502	753,243
MVB Financial Corp.	2,897	90,126
National Bank Holdings Corp. Class A	8,265	316,302
National Health Investors, Inc. REIT	12,579	762,413
National Western Life Group, Inc. Class A	737	149,390

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Navient Corp.	33,017	$461,908
NBT Bancorp, Inc.	12,023	451,945
Necessity Retail REIT, Inc. REIT	37,120	270,234
Nelnet, Inc. Class A	4,220	359,755
NerdWallet, Inc. Class A *	7,145	56,660
NETSTREIT Corp. REIT	12,997	245,253
New York Mortgage Trust, Inc. REIT	109,150	301,254
Newmark Group, Inc. Class A	42,199	408,064
Nexpoint Real Estate Finance, Inc. REIT	1,781	36,101
NexPoint Residential Trust, Inc. REIT	6,398	399,939
NI Holdings, Inc. *	2,437	40,040
Nicolet Bankshares, Inc. *	3,596	260,135
NMI Holdings, Inc. Class A *	24,198	402,897
Northeast Bank	1,552	56,695
Northfield Bancorp, Inc.	13,038	169,885
Northwest Bancshares, Inc.	34,938	447,206
OceanFirst Financial Corp.	15,899	304,148
Offerpad Solutions, Inc. *	19,220	41,900
Office Properties Income Trust REIT	13,833	275,968
OFG Bancorp	13,030	330,962
Old National Bancorp	84,570	1,250,790
Old Second Bancorp, Inc.	11,019	147,434
One Liberty Properties, Inc. REIT	4,590	119,248
Oportun Financial Corp. *	9,645	79,764
Oppenheimer Holdings, Inc. Class A	2,666	88,085
Orchid Island Capital, Inc. REIT	53,876	153,547
Origin Bancorp, Inc.	6,361	246,807
Orion Office REIT, Inc. REIT	15,895	174,209
Orrstown Financial Services, Inc.	3,134	75,749
Outfront Media, Inc. REIT	42,609	722,223
Pacific Premier Bancorp, Inc.	24,843	726,409
Palomar Holdings, Inc. *	7,064	454,922
Paramount Group, Inc. REIT	53,674	388,063
Park National Corp.	4,138	501,732
Parke Bancorp, Inc.	2,045	42,863
PCB Bancorp	2,428	45,355
PCSB Financial Corp.	3,875	73,974
Peapack-Gladstone Financial Corp.	5,150	152,955
Pebblebrook Hotel Trust REIT	36,102	598,210
PennyMac Financial Services, Inc.	8,881	388,188
PennyMac Mortgage Investment Trust REIT	28,173	389,633
Peoples Bancorp, Inc.	8,089	215,167
Peoples Financial Services Corp.	1,981	110,619
Perella Weinberg Partners	12,388	72,222
Phillips Edison & Co., Inc. REIT	32,778	1,095,113
Physicians Realty Trust REIT	64,300	1,122,035
Piedmont Office Realty Trust, Inc. Class A REIT	35,655	467,794
Pioneer Bancorp, Inc. *	3,302	32,360
Piper Sandler Cos.	5,030	570,201
PJT Partners, Inc. Class A	6,739	473,617
Plymouth Industrial REIT, Inc. REIT	9,485	166,367
Postal Realty Trust, Inc. Class A REIT	3,434	51,167
PotlatchDeltic Corp. REIT	19,185	847,785
PRA Group, Inc. *	11,138	404,978
Preferred Bank	2,829	192,429
Premier Financial Corp.	10,366	262,778
Primis Financial Corp.	6,934	94,510
ProAssurance Corp.	15,153	358,065
Provident Bancorp, Inc.	4,605	72,298
Provident Financial Services, Inc.	21,400	476,364
PS Business Parks, Inc. REIT	5,628	1,053,280
Pzena Investment Management, Inc. Class A	4,574	30,143
QCR Holdings, Inc.	4,424	238,852
Radian Group, Inc.	49,409	970,887
Radius Global Infrastructure, Inc. Class A *	20,670	315,424
RBB Bancorp	4,055	83,817
RE/MAX Holdings, Inc. Class A	5,257	128,902
Ready Capital Corp. REIT	21,439	255,553

	Shares	Value
Red River Bancshares, Inc.	1,395	$75,442
Redfin Corp. *	30,240	249,178
Redwood Trust, Inc. REIT	32,496	250,544
Regional Management Corp.	2,179	81,429
Renasant Corp.	15,745	453,613
Republic Bancorp, Inc. Class A	2,670	128,827
Republic First Bancorp, Inc. *	12,170	46,368
Retail Opportunity Investments Corp. REIT	34,177	539,313
RLI Corp.	10,923	1,273,513
RLJ Lodging Trust REIT	47,553	524,510
RMR Group, Inc. Class A	4,232	119,977
Root, Inc. Class A *	38,646	45,989
RPT Realty REIT	23,181	227,869
Ryman Hospitality Properties, Inc. REIT *	15,205	1,156,036
S&T Bancorp, Inc.	10,345	283,763
Sabra Health Care REIT, Inc.	66,062	922,886
Safehold, Inc. REIT	5,907	208,931
Safety Insurance Group, Inc.	4,081	396,265
Sandy Spring Bancorp, Inc.	12,717	496,853
Saul Centers, Inc. REIT	3,363	158,431
Sculptor Capital Management, Inc.	6,599	55,102
Seacoast Banking Corp. of Florida	14,801	489,025
Selective Insurance Group, Inc.	16,645	1,447,116
Selectquote, Inc. *	38,528	95,549
Seritage Growth Properties REIT *	10,617	55,315
Service Properties Trust REIT	46,769	244,602
ServisFirst Bancshares, Inc.	14,139	1,115,850
Shore Bancshares, Inc.	4,064	75,184
Sierra Bancorp	4,016	87,268
Silvercrest Asset Management Group, Inc. ‘A’	1,941	31,852
Silvergate Capital Corp. Class A *	8,876	475,132
Simmons First National Corp. Class A	34,325	729,749
SiriusPoint Ltd. * (Bermuda)	26,349	142,812
SITE Centers Corp. REIT	53,793	724,592
SmartFinancial, Inc.	3,979	96,133
South Plains Financial, Inc.	2,964	71,551
Southern First Bancshares, Inc. *	2,115	92,193
Southern Missouri Bancorp, Inc.	2,222	100,568
Southside Bancshares, Inc.	8,880	332,290
SouthState Corp.	21,281	1,641,829
St. Joe Co.	9,580	378,985
STAG Industrial, Inc. REIT	50,860	1,570,557
StepStone Group, Inc. Class A	14,887	387,509
Sterling Bancorp, Inc. *	5,290	30,153
Stewart Information Services Corp.	7,525	374,369
Stock Yards Bancorp, Inc.	7,894	472,219
StoneX Group, Inc. *	4,838	377,703
Stratus Properties, Inc. *	1,416	45,631
Summit Financial Group, Inc.	3,486	96,841
Summit Hotel Properties, Inc. REIT *	29,249	212,640
Sunlight Financial Holdings, Inc. *	9,679	28,553
Sunstone Hotel Investors, Inc. REIT *	59,304	588,296
Tanger Factory Outlet Centers, Inc. REIT	29,411	418,224
Terreno Realty Corp. REIT	20,810	1,159,741
Texas Capital Bancshares, Inc. *	14,182	746,540
Third Coast Bancshares, Inc. *	3,504	76,738
Tiptree, Inc.	6,469	68,701
Tompkins Financial Corp.	3,821	275,494
Towne Bank	19,294	523,832
TPG RE Finance Trust, Inc. REIT	17,399	156,765
Trean Insurance Group, Inc. *	6,132	38,202
TriCo Bancshares	8,508	388,305
Triumph Bancorp, Inc. *	6,691	418,589
Trupanion, Inc. *	10,855	654,122
TrustCo Bank Corp.	5,333	164,470
Trustmark Corp.	17,529	511,671
Two Harbors Investment Corp. REIT	97,821	487,149
UMB Financial Corp.	12,450	1,071,945
UMH Properties, Inc. REIT	14,325	252,979

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
United Bankshares, Inc.	37,893	$1,328,907
United Community Banks, Inc.	28,350	855,886
United Fire Group, Inc.	5,938	203,258
Uniti Group, Inc. REIT	66,310	624,640
Unity Bancorp, Inc.	1,378	36,489
Universal Health Realty Income Trust REIT	3,773	200,761
Universal Insurance Holdings, Inc.	7,707	100,422
Univest Financial Corp.	8,474	215,579
Urban Edge Properties REIT	33,290	506,341
Urstadt Biddle Properties, Inc. Class A REIT	8,393	135,967
USCB Financial Holdings, Inc. *	2,558	29,519
Valley National Bancorp	121,492	1,264,732
Velocity Financial, Inc. *	2,465	27,090
Veris Residential, Inc. REIT *	25,252	334,336
Veritex Holdings, Inc.	13,677	400,189
Victory Capital Holdings, Inc. Class A	4,290	103,389
Virtus Investment Partners, Inc.	2,080	355,722
Walker & Dunlop, Inc.	8,546	823,322
Washington Federal, Inc.	19,338	580,527
Washington Real Estate Investment Trust REIT	24,344	518,771
Washington Trust Bancorp, Inc.	4,585	221,776
Waterstone Financial, Inc.	5,473	93,315
WesBanco, Inc.	16,338	518,078
West BanCorp, Inc.	4,532	110,309
Westamerica BanCorp	7,345	408,823
Whitestone REIT	14,017	150,683
WisdomTree Investments, Inc.	37,968	192,498
World Acceptance Corp. *	1,229	137,943
WSFS Financial Corp.	18,201	729,678
Xenia Hotels & Resorts, Inc. REIT *	32,760	476,003

		154,817,522

Industrial - 12.7%

908 Devices, Inc. *	5,585	114,995
AAON, Inc.	12,056	660,187
AAR Corp. *	9,691	405,471
Advanced Energy Industries, Inc.	10,726	782,783
Aerojet Rocketdyne Holdings, Inc. *	21,887	888,612
AeroVironment, Inc. *	6,462	531,176
AerSale Corp. *	4,892	70,983
AEye, Inc. *	12,841	24,526
Air Transport Services Group, Inc. *	16,966	487,433
Akoustis Technologies, Inc. *	13,687	50,642
Alamo Group, Inc.	2,859	332,873
Albany International Corp. Class A	8,847	697,055
Allied Motion Technologies, Inc.	3,217	73,476
Altra Industrial Motion Corp.	18,628	656,637
American Woodmark Corp. *	4,825	217,173
AMMO, Inc. *	24,273	93,451
Apogee Enterprises, Inc.	5,777	226,574
Applied Industrial Technologies, Inc.	10,919	1,050,080
ArcBest Corp.	6,770	476,405
Archer Aviation, Inc. Class A *	34,574	106,488
Arcosa, Inc.	13,930	646,770
Ardmore Shipping Corp. * (Ireland)	9,204	64,152
Argan, Inc.	4,303	160,588
Astec Industries, Inc.	6,565	267,721
Astra Space, Inc. *	41,037	53,348
Astronics Corp. *	6,683	67,966
Atkore, Inc. *	12,090	1,003,591
Atlas Air Worldwide Holdings, Inc. *	7,694	474,797
Atlas Technical Consultants, Inc. *	4,015	21,119
AZZ, Inc.	7,150	291,863
Babcock & Wilcox Enterprises, Inc. *	15,816	95,370
Badger Meter, Inc.	8,396	679,152
Barnes Group, Inc.	13,611	423,847
Belden, Inc.	12,719	677,541
Benchmark Electronics, Inc.	10,090	227,630
Berkshire Grey, Inc. *	17,691	25,652

	Shares	Value
Blink Charging Co. *	10,403	$171,962
Bloom Energy Corp. Class A *	45,829	756,179
Boise Cascade Co.	11,323	673,605
Brady Corp. Class A	13,442	635,000
Cactus, Inc. Class A	16,784	675,892
Cadre Holdings, Inc.	4,621	90,895
Caesarstone Ltd.	6,257	57,126
Casella Waste Systems, Inc. Class A *	13,986	1,016,502
Centrus Energy Corp. Class A *	2,692	66,627
Charge Enterprises, Inc. *	29,534	140,877
Chart Industries, Inc. *	10,321	1,727,529
Chase Corp.	2,138	166,358
CIRCOR International, Inc. *	5,191	85,081
Columbus McKinnon Corp.	8,002	227,017
Comfort Systems USA, Inc.	10,136	842,808
Comtech Telecommunications Corp.	7,330	66,483
Concrete Pumping Holdings, Inc. *	7,352	44,553
Construction Partners, Inc. Class A *	11,438	239,512
Cornerstone Building Brands, Inc. *	17,724	434,061
Costamare, Inc. (Monaco)	15,174	183,605
Covenant Logistics Group, Inc.	3,693	92,657
CryoPort, Inc. *	12,688	393,074
CSW Industrials, Inc.	4,268	439,732
CTS Corp.	9,096	309,719
CyberOptics Corp. *	1,691	59,084
Daseke, Inc. *	11,415	72,942
DHT Holdings, Inc.	41,257	252,905
Dorian LPG Ltd.	8,850	134,520
Ducommun, Inc. *	3,342	143,840
DXP Enterprises, Inc. *	4,005	122,673
Dycom Industries, Inc. *	8,075	751,298
Eagle Bulk Shipping, Inc.	3,708	192,371
Eastman Kodak Co. *	18,553	86,086
EMCOR Group, Inc.	14,017	1,443,190
Encore Wire Corp.	5,293	550,049
Energizer Holdings, Inc.	18,370	520,790
Energy Recovery, Inc. *	14,697	285,416
Enerpac Tool Group Corp.	17,217	327,467
EnerSys	11,905	701,919
Enovix Corp. *	30,449	271,301
EnPro Industries, Inc.	5,935	486,255
ESCO Technologies, Inc.	7,353	502,725
ESS Tech, Inc. *	22,363	62,840
Evolv Technologies Holdings, Inc. *	22,559	60,007
Evoqua Water Technologies Corp. *	33,439	1,087,102
Exponent, Inc.	14,448	1,321,559
Fabrinet * (Thailand)	10,330	837,763
FARO Technologies, Inc. *	5,229	161,210
Federal Signal Corp.	16,161	575,332
FLEX LNG Ltd. * (Bermuda)	7,906	216,545
Fluor Corp. *	39,845	969,827
Forward Air Corp.	7,626	701,287
Franklin Electric Co., Inc.	12,449	912,014
frontdoor, Inc. *	23,254	559,956
Frontline Ltd. * (Norway)	33,675	298,361
GATX Corp.	10,040	945,366
Genco Shipping & Trading Ltd.	10,825	209,139
Gibraltar Industries, Inc. *	9,432	365,490
Golden Ocean Group Ltd. * (Bermuda)	34,268	398,880
GoPro, Inc. Class A *	36,282	200,639
Gorman-Rupp Co.	6,529	184,771
GrafTech International Ltd.	56,998	402,976
Granite Construction, Inc.	13,154	383,308
Great Lakes Dredge & Dock Corp. *	18,984	248,880
Greenbrier Cos., Inc.	9,227	332,080
Greif, Inc. Class A	7,415	462,548
Greif, Inc. Class B	1,705	106,204
Griffon Corp.	13,361	374,509
Harsco Corp. *	22,315	158,660
Haynes International, Inc.	3,593	117,743

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Heartland Express, Inc.	13,594	$189,093
Helios Technologies, Inc.	9,192	608,970
Heritage-Crystal Clean, Inc. *	4,452	120,026
Hillenbrand, Inc.	20,742	849,592
Hillman Solutions Corp. *	37,069	320,276
Hub Group, Inc. Class A *	9,517	675,136
Hydrofarm Holdings Group, Inc. *	11,190	38,941
Hyster-Yale Materials Handling, Inc.	2,847	91,730
Ichor Holdings Ltd. *	7,973	207,139
Identiv, Inc. *	5,886	68,160
IES Holdings, Inc. *	2,461	74,248
Insteel Industries, Inc.	5,299	178,417
International Seaways, Inc.	13,218	280,222
Itron, Inc. *	12,680	626,772
Janus International Group, Inc. *	22,097	199,536
JELD-WEN Holding, Inc. *	23,621	344,630
Joby Aviation, Inc. *	70,674	347,009
John Bean Technologies Corp.	8,838	975,892
Kadant, Inc.	3,312	603,943
Kaman Corp.	7,854	245,438
Karat Packaging, Inc. *	1,306	22,280
Kennametal, Inc.	24,034	558,310
Kimball Electronics, Inc. *	7,258	145,886
Knowles Corp. *	25,588	443,440
Kratos Defense & Security Solutions, Inc. *	34,873	484,037
Latham Group, Inc. *	12,303	85,260
Li-Cycle Holdings Corp. * (Canada)	37,044	254,863
Lindsay Corp.	3,135	416,391
LSB Industries, Inc. *	8,731	121,012
Luxfer Holdings PLC (United Kingdom)	7,978	120,627
Manitowoc Co., Inc. *	9,869	103,921
Marten Transport Ltd.	16,957	285,217
Masonite International Corp. *	6,286	482,953
Materion Corp.	5,857	431,837
Matson, Inc.	11,250	819,900
Matthews International Corp. Class A	8,817	252,783
Mesa Laboratories, Inc.	1,427	291,022
MicroVision, Inc. *	47,491	182,365
Mirion Technologies, Inc. *	37,506	216,035
Modine Manufacturing Co. *	14,759	155,412
Momentus, Inc. *	14,804	31,977
Montrose Environmental Group, Inc. *	7,443	251,276
Moog, Inc. Class A	8,321	660,604
Mueller Industries, Inc.	15,972	851,148
Mueller Water Products, Inc. Class A	42,143	494,337
Myers Industries, Inc.	10,437	237,233
MYR Group, Inc. *	4,747	418,353
Napco Security Technologies, Inc. *	8,336	171,638
National Presto Industries, Inc.	1,547	101,545
NL Industries, Inc.	2,103	20,757
nLight, Inc. *	12,119	123,856
Nordic American Tankers Ltd.	54,274	115,604
Northwest Pipe Co. *	2,663	79,730
Novanta, Inc. *	9,931	1,204,332
NuScale Power Corp. *	4,519	45,145
NV5 Global, Inc. *	3,792	442,678
O-I Glass, Inc. *	43,230	605,220
Olympic Steel, Inc.	2,927	75,370
Omega Flex, Inc.	916	98,580
OSI Systems, Inc. *	4,607	393,622
Pactiv Evergreen, Inc.	12,227	121,781
PAM Transportation Services, Inc. *	2,014	55,163
Park Aerospace Corp.	5,378	68,623
PGT Innovations, Inc. *	16,570	275,725
Plexus Corp. *	7,588	595,658
Powell Industries, Inc.	2,698	63,052
Primoris Services Corp.	15,651	340,566
Proto Labs, Inc. *	7,989	382,194
Pure Cycle Corp. *	5,726	60,352
PureCycle Technologies, Inc. *	29,874	221,665

	Shares	Value
Radiant Logistics, Inc. *	11,157	$82,785
Ranpak Holdings Corp. *	10,823	75,761
RBC Bearings, Inc. *	8,084	1,495,136
Redwire Corp. *	8,996	27,348
Rocket Lab USA, Inc. *	60,053	227,601
Ryerson Holding Corp.	4,918	104,704
Safe Bulkers, Inc. (Greece)	16,949	64,745
Saia, Inc. *	7,459	1,402,292
Sanmina Corp. *	16,479	671,190
Sarcos Technology & Robotics Corp. *	20,684	55,019
Scorpio Tankers, Inc. (Monaco)	13,897	479,585
SFL Corp. Ltd. (Norway)	34,599	328,345
Sight Sciences, Inc. *	6,414	57,662
Simpson Manufacturing Co., Inc.	12,116	1,218,991
SmartRent, Inc. *	33,349	150,737
Smith & Wesson Brands, Inc.	13,514	177,439
SPX Corp. *	12,608	666,207
Standex International Corp.	3,444	291,982
Sterling Infrastructure, Inc. *	7,997	175,294
Stoneridge, Inc. *	7,629	130,837
Sturm Ruger & Co., Inc.	4,883	310,803
Summit Materials, Inc. Class A *	33,170	772,529
Teekay Corp. * (Bermuda)	19,788	56,989
Teekay Tankers Ltd. Class A * (Bermuda)	6,795	119,796
Tennant Co.	5,308	314,499
Terex Corp.	19,673	538,450
Thermon Group Holdings, Inc. *	9,759	137,114
TimkenSteel Corp. *	13,717	256,645
Transphorm, Inc. *	5,790	22,060
Tredegar Corp.	7,911	79,110
TriMas Corp.	12,338	341,639
Trinity Industries, Inc.	22,677	549,237
Triumph Group, Inc. *	17,961	238,702
TTM Technologies, Inc. *	27,579	344,738
Turtle Beach Corp. *	4,263	52,137
Tutor Perini Corp. *	11,284	99,074
UFP Industries, Inc.	16,999	1,158,312
UFP Technologies, Inc. *	2,005	159,538
Universal Logistics Holdings, Inc.	2,688	73,409
Vicor Corp. *	6,066	331,992
View, Inc. *	39,658	64,246
Vishay Intertechnology, Inc.	38,334	683,112
Vishay Precision Group, Inc. *	3,713	108,160
Volta, Inc. *	34,975	45,468
Watts Water Technologies, Inc. Class A	7,585	931,741
Welbilt, Inc. *	36,787	875,898
Werner Enterprises, Inc.	17,438	672,061
Worthington Industries, Inc.	8,603	379,392
Xometry, Inc. Class A *	9,527	323,251
Zurn Water Solutions Corp.	34,860	949,586

		82,624,661

Technology - 10.4%

1Life Healthcare, Inc. *	50,858	398,727
3D Systems Corp. *	36,429	353,361
8x8, Inc. *	33,931	174,745
ACI Worldwide, Inc. *	33,192	859,341
ACM Research, Inc. Class A *	13,302	223,873
ACV Auctions, Inc. Class A *	31,698	207,305
Agilysys, Inc. *	5,498	259,890
Alignment Healthcare, Inc. *	22,550	257,296
Alkami Technology, Inc. *	10,533	146,303
Allscripts Healthcare Solutions, Inc. *	32,060	475,450
Alpha & Omega Semiconductor Ltd. *	6,115	203,874
Altair Engineering, Inc. Class A *	15,155	795,638
Ambarella, Inc. *	10,240	670,310
American Software, Inc. Class A	9,100	147,056
Amkor Technology, Inc.	29,020	491,889
Amplitude, Inc. Class A *	15,782	225,525
Apollo Medical Holdings, Inc. *	10,836	418,161

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Appfolio, Inc. Class A *	5,605	$508,037
Appian Corp. *	11,308	535,547
Arteris, Inc. *	6,164	42,963
Asana, Inc. Class A *	20,248	355,960
Atomera, Inc. *	6,243	58,559
Avaya Holdings Corp. *	23,725	53,144
AvePoint, Inc. *	35,515	154,135
Avid Technology, Inc. *	10,302	267,337
AvidXchange Holdings, Inc. *	41,324	253,729
Axcelis Technologies, Inc. *	9,490	520,432
AXT, Inc. *	11,917	69,834
Bandwidth, Inc. Class A *	6,640	124,965
Benefitfocus, Inc. *	7,116	55,362
BigCommerce Holdings, Inc. *	18,308	296,590
Blackbaud, Inc. *	13,042	757,349
Blackline, Inc. *	15,745	1,048,617
Blend Labs, Inc. Class A *	51,984	122,682
Box, Inc. Class A *	36,532	918,415
Brightcove, Inc. *	12,051	76,162
BTRS Holdings, Inc. Class A *	27,311	136,009
C3.ai, Inc. Class A *	19,545	356,892
Cantaloupe, Inc. *	16,603	92,977
Cardlytics, Inc. *	9,621	214,645
Cerberus Cyber Sentinel Corp. *	12,986	46,750
Cerence, Inc. *	11,241	283,610
CEVA, Inc. *	6,475	217,301
Clear Secure, Inc. Class A *	17,582	351,640
CMC Materials, Inc.	8,012	1,398,014
Cohu, Inc. *	13,778	382,340
CommVault Systems, Inc. *	12,789	804,428
Computer Programs & Systems, Inc. *	4,031	128,871
Conduent, Inc. *	47,287	204,280
Consensus Cloud Solutions, Inc. *	4,625	202,020
Convey Health Solutions Holdings, Inc. *	3,868	40,227
Corsair Gaming, Inc. *	10,756	141,226
CS Disco, Inc. *	6,360	114,734
CSG Systems International, Inc.	9,276	553,592
Cvent Holding Corp. *	23,286	107,581
Daily Journal Corp. *	344	89,027
Desktop Metal, Inc. Class A *	74,045	162,899
Diebold Nixdorf, Inc. *	20,849	47,327
Digi International, Inc. *	9,707	235,104
Digimarc Corp. *	3,820	54,015
Digital Turbine, Inc. *	26,507	463,077
DigitalOcean Holdings, Inc. *	21,539	890,853
Diodes, Inc. *	12,393	800,216
Domo, Inc. Class B *	9,088	252,646
Donnelley Financial Solutions, Inc. *	8,374	245,274
Duck Creek Technologies, Inc. *	21,709	322,379
Duolingo, Inc. *	6,620	579,581
E2open Parent Holdings, Inc. *	56,524	439,757
Ebix, Inc.	7,481	126,429
eGain Corp. *	5,873	57,262
Enfusion, Inc. Class A *	6,185	63,149
EngageSmart, Inc. *	10,024	161,186
Envestnet, Inc. *	15,327	808,806
Everbridge, Inc. *	11,221	312,954
EverCommerce, Inc. *	8,618	77,907
Evolent Health, Inc. Class A *	23,576	724,019
ExlService Holdings, Inc. *	9,021	1,329,064
Faraday Future Intelligent Electric, Inc. *	27,405	71,253
Fastly, Inc. Class A *	31,878	370,104
ForgeRock, Inc. Class A *	7,825	167,612
FormFactor, Inc. *	22,356	865,848
Grid Dynamics Holdings, Inc. *	13,265	223,117
GTY Technology Holdings, Inc. *	10,824	67,758
Health Catalyst, Inc. *	15,442	223,755
Hims & Hers Health, Inc. *	33,818	153,196
HireRight Holdings Corp. *	6,375	90,589
IBEX Holdings Ltd. *	1,980	33,403

	Shares	Value
Impinj, Inc. *	5,987	$351,257
Inseego Corp. *	25,524	48,240
Insight Enterprises, Inc. *	8,863	764,700
Inspired Entertainment, Inc. *	5,923	50,997
Instructure Holdings, Inc. *	4,867	110,481
Intapp, Inc. *	5,071	74,239
Integral Ad Science Holding Corp. *	9,255	91,902
IonQ, Inc. *	33,681	147,523
IronNet, Inc. *	18,125	40,056
Kaleyra, Inc. * (Italy)	13,906	28,368
KnowBe4, Inc. Class A *	20,523	320,569
Kulicke & Soffa Industries, Inc. (Singapore)	16,297	697,675
Latch, Inc. *	25,273	28,811
LivePerson, Inc. *	21,022	297,251
Loyalty Ventures, Inc. *	6,893	24,608
MACOM Technology Solutions Holdings, Inc. Class H *	13,842	638,116
ManTech International Corp. Class A	8,499	811,230
Markforged Holding Corp. *	30,345	56,138
Matterport, Inc. *	62,120	227,359
Maximus, Inc.	17,435	1,089,862
MaxLinear, Inc. *	20,579	699,274
MeridianLink, Inc. *	6,513	108,767
MicroStrategy, Inc. Class A *	2,701	443,774
Mitek Systems, Inc. *	12,097	111,776
Model N, Inc. *	10,009	256,030
Momentive Global, Inc. *	37,308	328,310
N-Able, Inc. *	18,794	169,146
NetScout Systems, Inc. *	20,175	682,924
NextGen Healthcare, Inc. *	16,771	292,486
Nutex Health, Inc. *	11,384	36,713
Olo, Inc. Class A *	25,454	251,231
ON24, Inc. *	11,692	110,957
OneSpan, Inc. *	12,376	147,274
Onto Innovation, Inc. *	14,129	985,356
Ouster, Inc. *	44,518	72,119
Outbrain, Inc. *	13,147	66,129
Outset Medical, Inc. *	13,690	203,433
PagerDuty, Inc. *	24,138	598,140
PAR Technology Corp. *	7,150	268,054
Parsons Corp. *	9,782	395,388
PDF Solutions, Inc. *	8,366	179,953
Photronics, Inc. *	16,901	329,231
Phreesia, Inc. *	14,051	351,416
Ping Identity Holding Corp. *	22,071	400,368
Pitney Bowes, Inc.	36,845	133,379
Playstudios, Inc. *	21,641	92,623
Porch Group, Inc. *	22,166	56,745
Power Integrations, Inc.	16,180	1,213,662
PowerSchool Holdings, Inc. Class A *	12,290	148,095
Privia Health Group, Inc. *	12,042	350,663
Progress Software Corp.	12,641	572,637
PROS Holdings, Inc. *	11,491	301,409
PubMatic, Inc. Class A *	11,723	186,278
Qualys, Inc. *	10,950	1,381,233
Rackspace Technology, Inc. *	15,323	109,866
Rambus, Inc. *	31,185	670,166
Rapid7, Inc. *	16,227	1,083,964
Red Violet, Inc. *	2,399	45,677
Rigetti Computing, Inc. *	8,792	32,267
Rimini Street, Inc. *	12,495	75,095
Rockley Photonics Holdings Ltd. *	27,786	60,573
Sailpoint Technologies Holdings, Inc. *	25,999	1,629,617
Sapiens International Corp. NV (Israel)	8,792	212,678
Schrodinger, Inc. *	15,263	403,096
SecureWorks Corp. Class A *	3,091	33,568
Semtech Corp. *	17,648	970,111
Sharecare, Inc. *	18,145	28,669
Silicon Laboratories, Inc. *	10,173	1,426,458
Simulations Plus, Inc.	4,480	220,998

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SiTime Corp. *	4,466	$728,092
Skillsoft Corp. *	22,120	77,862
Skillz, Inc. *	86,751	107,571
SkyWater Technology, Inc. *	2,240	13,485
SMART Global Holdings, Inc. *	14,015	229,426
SolarWinds Corp.	13,154	134,829
Spartacus Acquisition Corp. *	14,608	33,160
Sprout Social, Inc. Class A *	12,743	739,986
SPS Commerce, Inc. *	10,365	1,171,763
Sumo Logic, Inc. *	27,022	202,395
Super Micro Computer, Inc. *	13,021	525,397
Synaptics, Inc. *	11,288	1,332,548
Telos Corp. *	15,266	123,349
Tenable Holdings, Inc. *	31,006	1,407,982
TTEC Holdings, Inc.	5,268	357,645
Ultra Clean Holdings, Inc. *	12,762	379,925
Unisys Corp. *	18,871	227,018
Upland Software, Inc. *	8,046	116,828
UserTesting, Inc. *	13,273	66,630
Varonis Systems, Inc. *	30,759	901,854
Veeco Instruments, Inc. *	14,315	277,711
Velo3D, Inc. *	18,301	25,255
Verint Systems, Inc. *	18,779	795,291
Veritone, Inc. *	8,078	52,749
Verra Mobility Corp. *	41,639	654,149
Viant Technology, Inc. Class A *	3,169	16,099
Vuzix Corp. *	16,544	117,462
Weave Communications, Inc. *	3,070	9,333
WM Technology, Inc. *	20,230	66,557
Workiva, Inc. *	13,514	891,789
Xerox Holdings Corp.	31,355	465,622
Xperi Holding Corp.	30,175	435,425
Yext, Inc. *	31,681	151,435
Zeta Global Holdings Corp. Class A *	9,035	40,838
Ziff Davis, Inc. *	12,823	955,698
Zuora, Inc. Class A *	31,826	284,843

		67,760,425

Utilities - 3.5%

ALLETE, Inc.	15,648	919,789
Altus Power, Inc. *	11,425	72,092
Ameresco, Inc. Class A *	9,099	414,550
American States Water Co.	10,487	854,795
Artesian Resources Corp. Class A	2,171	106,748
Avista Corp.	19,936	867,415
Black Hills Corp.	18,609	1,354,177
Brookfield Infrastructure Corp. Class A (Canada)	27,805	1,181,712
California Water Service Group	15,301	849,971
Chesapeake Utilities Corp.	4,900	634,795
Clearway Energy, Inc. Class A	9,933	317,558
Clearway Energy, Inc. Class C	23,590	821,876
FTC Solar, Inc. *	11,755	42,553
Global Water Resources, Inc.	4,109	54,280
MGE Energy, Inc.	10,473	815,114
Middlesex Water Co.	4,923	431,649
New Jersey Resources Corp.	27,469	1,223,195
Northwest Natural Holding Co.	9,310	494,361
NorthWestern Corp.	15,589	918,660
ONE Gas, Inc.	15,258	1,238,797
Ormat Technologies, Inc.	13,020	1,020,117
Otter Tail Corp.	11,829	794,081
PNM Resources, Inc.	23,771	1,135,778
Portland General Electric Co.	24,818	1,199,454
SJW Group	7,374	460,211
South Jersey Industries, Inc.	34,478	1,177,079
Southwest Gas Holdings, Inc. *	18,513	1,612,112
Spire, Inc.	13,987	1,040,213
Unitil Corp.	4,486	263,418

	Shares	Value
Via Renewables, Inc.	3,905	$29,912
York Water Co.	3,613	146,074

		22,492,536

Total Common Stocks (Cost $619,801,018)		640,980,260

	Principal Amount
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $8,520,346; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $8,690,727)	$8,520,289	8,520,289

Total Short-Term Investment (Cost $8,520,289)		8,520,289

TOTAL INVESTMENTS - 99.8% (Cost $628,332,906)		649,521,730

DERIVATIVES - (0.1%)		(307,224)

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,931,631

NET ASSETS - 100.0%		$651,146,137

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.8%
Consumer, Non-Cyclical	23.8%
Industrial	12.7%
Consumer, Cyclical	11.0%
Technology	10.4%
Energy	5.6%
Communications	4.4%
Utilities	3.5%
Basic Materials	3.3%
Others (each less than 3.0%)	1.3%

	99.8%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.3%

	100.0%

(b)

Investments with a total aggregate value of $10,024 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/22	120	$10,555,224	$10,248,000	($307,224)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$21,181	$-	$11,157	$10,024
	Common Stocks	640,980,260	640,980,260	-	-
	Short-Term Investment	8,520,289	-	8,520,289	-

	Total Assets	649,521,730	640,980,260	8,531,446	10,024

Liabilities	Derivatives:
	Equity Contracts
	Futures	(307,224)	(307,224)	-	-

	Total Liabilities	(307,224)	(307,224)	-	-

	Total	$649,214,506	$640,673,036	$8,531,446	$10,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Basic Materials - 4.1%
AdvanSix, Inc.	84,370	$2,821,333
Allegheny Technologies, Inc. *	197,390	4,482,727
Carpenter Technology Corp.	41,914	1,169,820
HB Fuller Co.	77,180	4,647,008
Innospec, Inc.	36,840	3,528,903

		16,649,791

Communications - 2.6%
A10 Networks, Inc.	253,594	3,646,682
Casa Systems, Inc. *	612,001	2,405,164
Criteo SA ADR * (France)	180,021	4,392,512

		10,444,358

Consumer, Cyclical - 18.5%
Blue Bird Corp. *	249,266	2,295,740
Citi Trends, Inc. *	102,020	2,412,773
Dana, Inc.	268,296	3,774,925
Dine Brands Global, Inc.	70,530	4,590,092
Genesco, Inc. *	80,800	4,032,728
Goodyear Tire & Rubber Co. *	507,620	5,436,610
H&E Equipment Services, Inc.	131,112	3,798,315
Hilton Grand Vacations, Inc. *	95,890	3,426,150
IMAX Corp. *	264,900	4,474,161
KB Home	163,840	4,662,886
Light & Wonder, Inc. Class A *	42,950	2,018,220
MillerKnoll, Inc.	182,550	4,795,588
Papa John’s International, Inc.	50,901	4,251,252
REV Group, Inc.	425,417	4,624,283
Sally Beauty Holdings, Inc. *	322,480	3,843,962
Shyft Group, Inc.	184,080	3,422,047
Six Flags Entertainment Corp. *	183,820	3,988,894
SkyWest, Inc. *	159,804	3,395,835
Taylor Morrison Home Corp. *	234,928	5,487,918

		74,732,379

Consumer, Non-Cyclical - 11.6%
Acadia Healthcare Co., Inc. *	98,000	6,627,740
Adtalem Global Education, Inc. *	139,240	5,008,463
Hain Celestial Group, Inc. *	198,242	4,706,265
Herc Holdings, Inc.	47,070	4,243,360
Integra LifeSciences Holdings Corp. *	103,600	5,597,508
Korn Ferry	80,330	4,660,747
MEDNAX, Inc. *	320,480	6,733,285
Nomad Foods Ltd. * (United Kingdom)	299,165	5,980,308
Syneos Health, Inc. *	48,900	3,505,152

		47,062,828

Energy - 4.8%
Helmerich & Payne, Inc.	152,530	6,567,942
HF Sinclair Corp.	117,470	5,304,945
Infrastructure & Energy Alternatives, Inc. *	464,110	3,726,803
Magnolia Oil & Gas Corp. Class A	171,530	3,600,415

		19,200,105

Financial - 35.0%
1st Source Corp.	97,143	4,410,292
Associated Banc-Corp.	273,813	4,999,825
Bank of Marin Bancorp	84,118	2,673,270
BankUnited, Inc.	167,693	5,964,840
Berkshire Hills Bancorp, Inc.	215,480	5,337,440
Broadstone Net Lease, Inc. REIT	285,840	5,862,578
Carter Bankshares, Inc. *	205,618	2,714,158
Cousins Properties, Inc. REIT	121,341	3,546,798
First BanCorp	455,840	5,884,894
Hanover Insurance Group, Inc.	34,720	5,077,800
HarborOne Bancorp, Inc.	370,098	5,103,651

	Shares	Value
Heritage Financial Corp.	207,516	$5,221,103
Independence Realty Trust, Inc. REIT	324,053	6,717,619
Independent Bank Group, Inc.	68,434	4,647,353
Moelis & Co. Class A	130,103	5,119,553
National Storage Affiliates Trust REIT	72,633	3,636,734
NETSTREIT Corp. REIT	223,390	4,215,369
Pacific Premier Bancorp, Inc.	124,566	3,642,310
Physicians Realty Trust REIT	390,640	6,816,668
Premier Financial Corp.	113,660	2,881,281
Sandy Spring Bancorp, Inc.	95,519	3,731,927
Selective Insurance Group, Inc.	80,601	7,007,451
STAG Industrial, Inc. REIT	146,698	4,530,034
Stifel Financial Corp.	57,630	3,228,433
Synovus Financial Corp.	135,123	4,871,184
Texas Capital Bancshares, Inc. *	104,599	5,506,091
TriCo Bancshares	102,257	4,667,010
Umpqua Holdings Corp.	218,624	3,666,325
Webster Financial Corp.	106,419	4,485,561
WSFS Financial Corp.	125,537	5,032,778

		141,200,330

Industrial - 14.6%
ArcBest Corp.	94,740	6,666,854
Arcosa, Inc.	100,860	4,682,930
Belden, Inc.	83,971	4,473,135
Cactus, Inc. Class A	124,710	5,022,072
Dycom Industries, Inc. *	69,258	6,443,764
GATX Corp.	11,546	1,087,171
Great Lakes Dredge & Dock Corp. *	345,540	4,530,029
Ichor Holdings Ltd. *	144,930	3,765,281
Kirby Corp. *	65,510	3,985,628
Manitowoc Co., Inc. *	211,550	2,227,622
Masonite International Corp. *	52,749	4,052,706
Star Bulk Carriers Corp. (Greece)	148,320	3,706,517
Terex Corp.	131,156	3,589,740
TTM Technologies, Inc. *	382,297	4,778,712

		59,012,161

Technology - 6.0%
ACI Worldwide, Inc. *	179,480	4,646,737
Change Healthcare, Inc. *	279,140	6,436,968
CommVault Systems, Inc. *	66,143	4,160,395
Kulicke & Soffa Industries, Inc. (Singapore)	57,138	2,446,078
Magnachip Semiconductor Corp. * (South Korea)	271,043	3,938,255
Unisys Corp. *	228,242	2,745,751

		24,374,184

Utilities - 2.8%
IDACORP, Inc.	63,180	6,692,026
Southwest Gas Holdings, Inc. *	52,800	4,597,824

		11,289,850

Total Common Stocks (Cost $470,706,813)		403,965,986

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $4,042,368; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $4,123,279)	$4,042,341	$4,042,341

Total Short-Term Investment (Cost $4,042,341)		4,042,341

TOTAL INVESTMENTS - 101.0% (Cost $474,749,154)		408,008,327

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(4,029,247)

NET ASSETS - 100.0%		$403,979,080

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	35.0%
Consumer, Cyclical	18.5%
Industrial	14.6%
Consumer, Non-Cyclical	11.6%
Technology	6.0%
Energy	4.8%
Basic Materials	4.1%
Others (each less than 3.0%)	6.4%

	101.0%
Other Assets & Liabilities, Net	(1.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$403,965,986	$403,965,986	$-	$-
	Short-Term Investment	4,042,341	-	4,042,341	-

	Total	$408,008,327	$403,965,986	$4,042,341	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.3%
Consumer, Cyclical - 0.5%
Volkswagen AG	31,184	$4,198,604

Consumer, Non-Cyclical - 0.8%
Henkel AG & Co. KGaA	123,896	7,666,754

Total Preferred Stocks (Cost $16,961,843)		11,865,358

COMMON STOCKS - 96.3%
Basic Materials - 1.0%
Akzo Nobel NV (Netherlands)	73,199	4,787,059
Mondi PLC (Austria)	257,642	4,573,185

		9,360,244

Communications - 8.8%
Cisco Systems, Inc.	518,049	22,089,610
Comcast Corp. Class A	196,716	7,719,136
F5, Inc. *	79,057	12,098,883
Verizon Communications, Inc.	604,083	30,657,212
Walt Disney Co. *	99,013	9,346,827

		81,911,668

Consumer, Cyclical - 6.1%
Advance Auto Parts, Inc.	57,907	10,023,123
Dollar Tree, Inc. *	102,533	15,979,768
Sodexo SA (France)	112,035	7,924,716
Southwest Airlines Co. *	324,629	11,725,599
Walmart, Inc.	88,131	10,714,967

		56,368,173

Consumer, Non-Cyclical - 33.6%
Automatic Data Processing, Inc.	38,545	8,095,992
Becton Dickinson & Co.	44,821	11,049,721
Cigna Corp.	35,639	9,391,589
Colgate-Palmolive Co.	86,572	6,937,880
Conagra Brands, Inc.	545,770	18,687,165
CVS Health Corp.	124,503	11,536,448
Henry Schein, Inc. *	139,559	10,709,758
Johnson & Johnson	238,114	42,267,616
Kimberly-Clark Corp.	143,686	19,419,163
Koninklijke Ahold Delhaize NV (Netherlands)	355,755	9,259,949
Medtronic PLC	445,818	40,012,165
Merck & Co., Inc.	148,721	13,558,894
Mondelez International, Inc. Class A	188,562	11,707,815
PepsiCo, Inc.	47,580	7,929,683
Pfizer, Inc.	183,392	9,615,243
Procter & Gamble Co.	49,015	7,047,867
Quest Diagnostics, Inc.	81,838	10,882,817
Roche Holding AG (Switzerland)	23,822	7,963,690
Unilever PLC ADR (United Kingdom)	417,803	19,147,911
Universal Health Services, Inc. Class B	105,468	10,621,682
Zimmer Biomet Holdings, Inc.	241,475	25,369,363

		311,212,411

Energy - 6.7%
Baker Hughes Co.	279,715	8,075,372
Chevron Corp.	45,599	6,601,823
ConocoPhillips	95,907	8,613,408
Exxon Mobil Corp.	271,003	23,208,697
TotalEnergies SE ADR (France)	293,086	15,428,047

		61,927,347

	Shares	Value
Financial - 20.8%
Aflac, Inc.	168,858	$9,342,913
Allstate Corp.	196,300	24,877,099
Ameriprise Financial, Inc.	41,449	9,851,598
Bank of New York Mellon Corp.	587,535	24,506,085
Berkshire Hathaway, Inc. Class B *	72,223	19,718,324
BlackRock, Inc.	19,988	12,173,492
Chubb Ltd.	31,354	6,163,569
Healthpeak Properties, Inc. REIT	272,820	7,068,766
JPMorgan Chase & Co.	233,294	26,271,237
MetLife, Inc.	109,908	6,901,123
Northern Trust Corp.	104,195	10,052,734
Truist Financial Corp.	386,124	18,313,861
US Bancorp	384,058	17,674,349

		192,915,150

Industrial - 11.3%
Emerson Electric Co.	188,051	14,957,577
General Dynamics Corp.	27,695	6,127,519
Norfolk Southern Corp.	31,262	7,105,540
nVent Electric PLC	330,912	10,367,473
Oshkosh Corp.	130,211	10,695,532
Raytheon Technologies Corp.	245,913	23,634,698
Siemens AG (Germany)	74,277	7,635,415
Sonoco Products Co.	236,275	13,477,126
TE Connectivity Ltd. (Switzerland)	91,208	10,320,185

		104,321,065

Technology - 1.4%
Applied Materials, Inc.	50,609	4,604,407
Texas Instruments, Inc.	52,572	8,077,687

		12,682,094

Utilities - 6.6%
Duke Energy Corp.	116,183	12,455,980
Edison International	134,805	8,525,068
Eversource Energy	105,301	8,894,776
Pinnacle West Capital Corp.	198,286	14,498,672
Xcel Energy, Inc.	241,249	17,070,779

		61,445,275

Total Common Stocks (Cost $913,779,501)		892,143,427

EXCHANGE-TRADED FUND - 0.6%
iShares Russell 1000 Value	41,890	6,072,794

Total Exchange-Traded Fund (Cost $6,872,445)		6,072,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $13,609,795; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $13,881,932)	$13,609,704	$13,609,704

Total Short-Term Investment (Cost $13,609,704)		13,609,704

TOTAL INVESTMENTS - 99.7% (Cost $951,223,493)		923,691,283

DERIVATIVES - 0.0%		238,200

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,334,603

NET ASSETS - 100.0%		$926,264,086

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	34.4%
Financial	20.8%
Industrial	11.3%
Communications	8.8%
Energy	6.7%
Utilities	6.6%
Consumer, Cyclical	6.6%
Others (each less than 3.0%)	4.5%

99.7%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	6,748,570	CHF	6,455,286	09/22	MSC	$-	($56,065)
USD	50,237,366	EUR	47,507,425	09/22	JPM	141,190	-
USD	20,397,704	GBP	16,602,794	09/22	BOA	153,075	-

Total Forward Foreign Currency Contracts						$294,265	($56,065)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$11,865,358	$-	$11,865,358	$-
	Common Stocks
	Basic Materials	9,360,244	-	9,360,244	-
	Communications	81,911,668	81,911,668	-	-
	Consumer, Cyclical	56,368,173	48,443,457	7,924,716	-
	Consumer, Non-Cyclical	311,212,411	293,988,772	17,223,639	-
	Energy	61,927,347	61,927,347	-	-
	Financial	192,915,150	192,915,150	-	-
	Industrial	104,321,065	96,685,650	7,635,415	-
	Technology	12,682,094	12,682,094	-	-
	Utilities	61,445,275	61,445,275	-	-

	Total Common Stocks	892,143,427	849,999,413	42,144,014	-

	Exchange-Traded Fund	6,072,794	6,072,794	-	-
	Short-Term Investment	13,609,704	-	13,609,704	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	294,265	-	294,265	-

	Total Assets	923,985,548	856,072,207	67,913,341	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(56,065)	-	(56,065)	-

	Total Liabilities	(56,065)	-	(56,065)	-

	Total	$923,929,483	$856,072,207	$67,857,276	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Basic Materials - 0.3%
Axalta Coating Systems Ltd. *	99,492	$2,199,768

Communications - 7.1%
Alphabet, Inc. Class C *	1,757	3,843,350
Booking Holdings, Inc. *	1,806	3,158,676
Cisco Systems, Inc.	83,598	3,564,619
CommScope Holding Co., Inc. *	200,938	1,229,740
DISH Network Corp. Class A *	142,631	2,557,374
IAC/InterActiveCorp *	42,028	3,192,867
Liberty Broadband Corp. Class C *	48,507	5,609,349
Liberty Media Corp. - Liberty SiriusXM Class C *	132,355	4,771,398
Meta Platforms, Inc. Class A *	23,305	3,757,931
Nexstar Media Group, Inc. Class A	20,369	3,317,703
T-Mobile US, Inc. *	38,216	5,141,581
Verizon Communications, Inc.	239,425	12,150,819
Walt Disney Co. *	19,750	1,864,400

		54,159,807

Consumer, Cyclical - 8.0%
AutoZone, Inc. *	5,818	12,503,580
Bath & Body Works, Inc.	79,993	2,153,412
Best Buy Co., Inc.	48,787	3,180,424
Columbia Sportswear Co.	57,690	4,129,450
Dick’s Sporting Goods, Inc.	65,000	4,899,050
Dollar General Corp.	28,874	7,086,835
Gap, Inc.	169,291	1,394,958
Kohl’s Corp.	80,231	2,863,444
Lowe’s Cos., Inc.	35,157	6,140,873
Murphy USA, Inc.	21,493	5,005,075
Newell Brands, Inc.	260,233	4,954,836
Ralph Lauren Corp.	39,598	3,549,961
Texas Roadhouse, Inc.	44,803	3,279,580

		61,141,478

Consumer, Non-Cyclical - 20.0%
AbbVie, Inc.	105,601	16,173,849
Albertsons Cos., Inc. Class A	92,165	2,462,649
AmerisourceBergen Corp.	59,899	8,474,511
BellRing Brands, Inc. *	115,841	2,883,282
Bristol-Myers Squibb Co.	217,071	16,714,467
Cigna Corp.	18,082	4,764,969
CVS Health Corp.	106,028	9,824,554
FleetCor Technologies, Inc. *	19,590	4,116,055
HCA Healthcare, Inc.	22,819	3,834,961
Johnson & Johnson	62,513	11,096,683
Keurig Dr Pepper, Inc.	98,174	3,474,378
Kraft Heinz Co.	184,492	7,036,525
Laboratory Corp. of America Holdings	18,981	4,448,387
Medtronic PLC	42,167	3,784,488
Merck & Co., Inc.	57,281	5,222,309
Organon & Co.	58,633	1,978,864
Philip Morris International, Inc.	59,253	5,850,641
Post Holdings, Inc. *	87,248	7,184,873
Procter & Gamble Co.	55,451	7,973,299
Regeneron Pharmaceuticals, Inc. *	7,908	4,674,656
Sysco Corp.	63,155	5,349,860
UnitedHealth Group, Inc.	15,467	7,944,315
Vertex Pharmaceuticals, Inc. *	17,518	4,936,397
Zimmer Biomet Holdings, Inc.	29,344	3,082,881

		153,287,853

Energy - 7.5%
Chevron Corp.	88,369	12,794,064
ConocoPhillips	145,114	13,032,688

	Shares	Value
Coterra Energy, Inc.	266,540	$6,874,066
Diamondback Energy, Inc.	25,385	3,075,393
Kinder Morgan, Inc.	362,033	6,067,673
Marathon Petroleum Corp.	43,823	3,602,689
Phillips 66	69,538	5,701,421
Williams Cos., Inc.	207,725	6,483,097

		57,631,091

Financial - 34.4%
Alleghany Corp. *	6,828	5,688,407
American Express Co.	38,777	5,375,268
American Homes 4 Rent Class A REIT	147,134	5,214,429
American International Group, Inc.	55,495	2,837,459
Apple Hospitality REIT, Inc.	175,294	2,571,563
Bank of America Corp.	754,778	23,496,239
Berkshire Hathaway, Inc. Class B *	61,875	16,893,112
Brixmor Property Group, Inc. REIT	247,921	5,010,483
Capital One Financial Corp.	111,423	11,609,162
CBRE Group, Inc. Class A *	65,572	4,826,755
Charles Schwab Corp.	87,976	5,558,324
Chubb Ltd.	34,588	6,799,309
Citigroup, Inc.	103,481	4,759,091
Citizens Financial Group, Inc.	221,400	7,901,766
CNA Financial Corp.	58,742	2,637,516
Fairfax Financial Holdings Ltd. (Canada)	11,216	5,934,337
Federal Realty Investment Trust REIT	39,529	3,784,506
Hartford Financial Services Group, Inc.	82,525	5,399,611
Invesco Ltd.	189,327	3,053,845
JBG SMITH Properties REIT	124,814	2,950,603
Kimco Realty Corp. REIT	330,265	6,529,339
Lamar Advertising Co. Class A REIT	35,538	3,126,278
Loews Corp.	227,213	13,464,642
M&T Bank Corp.	83,546	13,316,397
Marsh & McLennan Cos., Inc.	22,882	3,552,431
Mid-America Apartment Communities, Inc. REIT	28,636	5,001,850
Morgan Stanley	63,850	4,856,431
Northern Trust Corp.	55,025	5,308,812
PNC Financial Services Group, Inc.	57,890	9,133,305
Progressive Corp.	50,372	5,856,752
Public Storage REIT	6,707	2,097,078
Rayonier, Inc. REIT	150,251	5,616,382
T Rowe Price Group, Inc.	39,271	4,461,578
Travelers Cos., Inc.	78,012	13,194,170
Truist Financial Corp.	190,469	9,033,945
US Bancorp	148,149	6,817,817
Wells Fargo & Co.	231,068	9,050,934
Welltower, Inc. REIT	28,859	2,376,539
Weyerhaeuser Co. REIT	255,232	8,453,284

		263,549,749

Industrial - 12.7%
Carlisle Cos., Inc.	19,897	4,747,623
Dover Corp.	55,965	6,789,674
Eaton Corp. PLC	28,957	3,648,292
Energizer Holdings, Inc.	124,829	3,538,902
FedEx Corp.	31,271	7,089,448
Fortune Brands Home & Security, Inc.	53,512	3,204,299
General Dynamics Corp.	25,700	5,686,125
Honeywell International, Inc.	28,288	4,916,737
ITT, Inc.	47,441	3,189,933
Martin Marietta Materials, Inc.	23,694	7,090,193
Middleby Corp. *	22,325	2,798,662
Mohawk Industries, Inc. *	42,759	5,305,964
Norfolk Southern Corp.	11,151	2,534,511
Northrop Grumman Corp.	13,199	6,316,645
Packaging Corp. of America	48,235	6,632,313
Raytheon Technologies Corp.	100,745	9,682,602
Stanley Black & Decker, Inc.	22,268	2,335,023
TD SYNNEX Corp.	58,591	5,337,640

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Timken Co.	42,708	$2,265,659
Westrock Co.	103,202	4,111,568

		97,221,813

Technology - 3.6%
Analog Devices, Inc.	38,365	5,604,743
International Business Machines Corp.	46,597	6,579,031
Leidos Holdings, Inc.	41,259	4,155,194
NXP Semiconductors NV (China)	22,376	3,312,319
Texas Instruments, Inc.	48,585	7,465,085

		27,116,372

Utilities - 4.0%
American Electric Power Co., Inc.	43,477	4,171,183
Edison International	66,170	4,184,591
Entergy Corp.	40,542	4,566,651
NextEra Energy, Inc.	72,342	5,603,611
PG&E Corp. *	317,678	3,170,427
Xcel Energy, Inc.	128,299	9,078,437

		30,774,900

Total Common Stocks (Cost $600,743,447)		747,082,831

	Principal Amount
SHORT-TERM INVESTMENT - 2.7%
Repurchase Agreement - 2.7%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22 repurchase price of $20,460,631; collateralized by U.S.Treasury Notes: 1.500% - 2.000% due 08/15/26 - 11/15/26 and value $20,869,788)	$20,460,495	20,460,495

Total Short-Term Investment (Cost $20,460,495)		20,460,495

TOTAL INVESTMENTS - 100.3% (Cost $621,203,942)		767,543,326

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,987,294)

NET ASSETS - 100.0%		$765,556,032

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.4%
Consumer, Non-Cyclical	20.0%
Industrial	12.7%
Consumer, Cyclical	8.0%
Energy	7.5%
Communications	7.1%
Utilities	4.0%
Technology	3.6%
Others (each less than 3.0%)	3.0%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$747,082,831	$747,082,831	$-	$-
	Short-Term Investment	20,460,495	-	20,460,495	-

	Total	$767,543,326	$747,082,831	$20,460,495	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.1%
Switzerland - 0.1%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	$291,493

Total Warrants (Cost $0)		291,493

PREFERRED STOCKS - 1.2%
Brazil - 1.2%
Banco Bradesco SA	2,662,827	8,751,517

Total Preferred Stocks (Cost $9,739,727)		8,751,517

COMMON STOCKS - 93.3%
Brazil - 4.3%
Ambev SA	3,386,521	8,671,026
Americanas SA	1,326,530	3,404,121
Lojas Renner SA	964,384	4,168,257
NU Holdings Ltd. Class A *	704,326	2,634,179
Pagseguro Digital Ltd. Class A *	212,464	2,175,632
Vale SA ADR	605,308	8,855,656
WEG SA	245,375	1,240,132

		31,149,003

Chile - 0.1%
Banco Santander Chile	15,459,438	624,173

China - 28.2%
Alibaba Group Holding Ltd. *	1,247,300	17,793,211
BeiGene Ltd. ADR *	54,442	8,811,438
Brii Biosciences Ltd. *	1,009,000	1,085,321
Huazhu Group Ltd.	48,500	188,326
Huazhu Group Ltd. ADR	674,784	25,709,270
JD.com, Inc. ADR	16,672	1,070,676
Meituan Class B * ~	709,400	17,702,569
MicroTech Medical (Hangzhou) Co. Ltd. Class H * ~	353,900	448,480
NetEase, Inc. ADR	283,800	26,495,568
New Horizon Health Ltd. * ~	359,000	1,083,454
Silergy Corp.	37,000	2,991,794
Sunny Optical Technology Group Co. Ltd.	252,900	4,146,743
Tencent Holdings Ltd.	300,725	13,612,356
Wuxi Biologics Cayman, Inc. * ~	1,834,000	16,992,778
Yum China Holdings, Inc.	735,125	35,653,562
Zai Lab Ltd. ADR *	176,448	6,119,217
ZTO Express Cayman, Inc.	60,277	1,614,758
ZTO Express Cayman, Inc. ADR	819,765	22,502,549

		204,022,070

Egypt - 0.3%
Commercial International Bank Egypt SAE	1,040,101	2,060,007

France - 5.0%
Kering SA	22,971	11,904,188
L’Oreal SA	1,208	419,424
Pernod Ricard SA	130,491	24,124,489

		36,448,101

Hong Kong - 4.6%
AIA Group Ltd.	2,729,218	29,820,976
Prudential PLC	287,300	3,499,226

		33,320,202

	Shares	Value
India - 19.3%
Housing Development Finance Corp. Ltd.	1,736,418	$48,040,955
Infosys Ltd.	839,938	15,611,521
Kotak Mahindra Bank Ltd.	1,698,364	35,919,953
Oberoi Realty Ltd. *	440,193	4,130,701
Tata Consultancy Services Ltd.	756,792	31,427,218
Zee Entertainment Enterprises Ltd.	1,685,820	4,595,532

		139,725,880

Indonesia - 0.8%
P.T. Bank Central Asia Tbk	11,429,300	5,565,379

Italy - 1.6%
Ermenegildo Zegna Holditalia SpA *	149,279	1,574,893
PRADA SpA	1,779,400	10,006,800

		11,581,693

Mexico - 8.8%
America Movil SAB de CV Class L ADR	381,554	7,795,148
Fomento Economico Mexicano SAB de CV	1,625,247	10,972,105
Grupo Mexico SAB de CV Class B	6,916,541	28,640,213
Wal-Mart de Mexico SAB de CV	4,630,079	15,962,773

		63,370,239

Peru - 0.3%
Credicorp Ltd.	19,991	2,397,121

Philippines - 2.1%
Ayala Land, Inc.	10,201,300	4,741,737
SM Investments Corp.	641,179	9,123,938
SM Prime Holdings, Inc.	2,613,915	1,739,484

		15,605,159

Poland - 0.3%
InPost SA *	398,884	2,311,157

Russia - 0.0%
Novatek PJSC GDR (LI) ~ Ω ±	258,603	-
Polyus PJSC * Ω ±	42,613	-
Polyus PJSC GDR ~ Ω ±	41,905	-
Sberbank of Russia PJSC * Ω ±	156,504	-
TCS Group Holding PLC GDR * ~ Ω ±	86,992	-
Yandex NV Class A * Ω ±	722,151	1

		1

South Africa - 0.9%
FirstRand Ltd.	1,722,525	6,629,015

South Korea - 6.6%
Coupang, Inc. *	142,115	1,811,966
LG Chem Ltd.	27,034	10,740,118
NAVER Corp.	37,772	7,045,483
Samsung Biologics Co. Ltd. * ~	24,988	15,276,827
Samsung Electronics Co. Ltd.	286,125	12,620,216

		47,494,610

Switzerland - 1.5%
Cie Financiere Richemont SA Class A	100,868	10,849,673

Taiwan - 8.6%
MediaTek, Inc.	634,000	13,917,049
Taiwan Semiconductor Manufacturing Co. Ltd.	2,999,376	48,069,033

		61,986,082

Total Common Stocks (Cost $803,164,715)		675,139,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.2%
Repurchase Agreement - 5.2%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $37,584,019; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $38,335,514)	$37,583,768	$37,583,768

Total Short-Term Investment (Cost $37,583,768)		37,583,768

TOTAL INVESTMENTS - 99.8% (Cost $850,488,210)		721,766,343

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,657,728

NET ASSETS - 100.0%		$723,424,071

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.9%
Technology	20.5%
Consumer, Cyclical	16.5%
Consumer, Non-Cyclical	14.3%
Communications	9.9%
Basic Materials	6.7%
Short-Term Investment	5.2%
Industrial	4.8%
Others (each less than 3.0%)	0.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	28.2%
India	19.3%
Mexico	8.8%
Taiwan	8.6%
South Korea	6.6%
Brazil	5.5%
United States (Includes Short-Term Investment)	5.2%
France	5.0%
Hong Kong	4.6%
Others (each less than 3.0%)	8.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$291,493	$291,493	$-	$-
	Preferred Stocks	8,751,517	8,751,517	-
	Common Stocks
	Brazil	31,149,003	31,149,003	-	-
	Chile	624,173	624,173	-	-
	China	204,022,070	126,362,280	77,659,790	-
	Egypt	2,060,007	-	2,060,007	-
	France	36,448,101	-	36,448,101	-
	Hong Kong	33,320,202	-	33,320,202	-
	India	139,725,880	-	139,725,880	-
	Indonesia	5,565,379	-	5,565,379	-
	Italy	11,581,693	1,574,893	10,006,800	-
	Mexico	63,370,239	63,370,239	-	-
	Peru	2,397,121	2,397,121	-	-
	Philippines	15,605,159	-	15,605,159	-
	Poland	2,311,157	-	2,311,157	-
	Russia	1	-	-	1
	South Africa	6,629,015	-	6,629,015	-
	South Korea	47,494,610	1,811,966	45,682,644	-
	Switzerland	10,849,673	-	10,849,673	-
	Taiwan	61,986,082	-	61,986,082	-

	Total Common Stocks	675,139,565	227,289,675	447,849,889	1

	Short-Term Investment	37,583,768	-	37,583,768	-

	Total	$721,766,343	$236,332,685	$485,433,657	$1

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Canada - 9.4%
Barrick Gold Corp.	203,117	$3,593,140
CAE, Inc. *	158,799	3,913,226
Canadian Imperial Bank of Commerce	121,712	5,910,672
Canadian Pacific Railway Ltd.	226,664	15,832,319
Suncor Energy, Inc.	249,791	8,763,643
Thomson Reuters Corp.	106,764	11,130,097

		49,143,097

China - 0.3%
Zai Lab Ltd. *	341,000	1,179,017
Zai Lab Ltd. ADR *	19,930	691,172

		1,870,189

Denmark - 2.6%
Novo Nordisk AS Class B	121,263	13,448,346

France - 13.0%
Airbus SE	52,116	5,097,459
BNP Paribas SA	213,087	10,192,368
Dassault Systemes SE	65,770	2,436,178
EssilorLuxottica SA	59,372	9,001,542
L’Oreal SA	44,782	15,548,549
LVMH Moet Hennessy Louis Vuitton SE	26,809	16,430,636
Teleperformance	29,938	9,244,377

		67,951,109

Germany - 2.8%
adidas AG	36,800	6,536,817
Deutsche Boerse AG	49,249	8,270,221

		14,807,038

Hong Kong - 3.3%
AIA Group Ltd.	1,576,721	17,228,143

Ireland - 4.8%
CRH PLC	274,730	9,480,601
ICON PLC *	71,930	15,587,231

		25,067,832

Israel - 1.0%
Nice Ltd. ADR *	26,182	5,038,726

Italy - 1.6%
Intesa Sanpaolo SpA	4,310,641	8,067,231

Japan - 10.0%
Daiichi Sankyo Co. Ltd.	85,600	2,177,020
Hoya Corp.	71,910	6,154,267
Keyence Corp.	30,200	10,356,733
MonotaRO Co. Ltd.	148,238	2,210,776
Nidec Corp.	57,900	3,587,881
Olympus Corp.	607,925	12,319,710
Recruit Holdings Co. Ltd.	315,800	9,300,447
Shiseido Co. Ltd.	147,800	5,957,402

		52,064,236

Netherlands - 4.6%
Adyen NV * ~	4,465	6,443,584
Argenx SE *	16,291	6,140,946
ASML Holding NV	24,548	11,597,407

		24,181,937

	Shares	Value
Portugal - 2.4%
EDP - Energias de Portugal SA	2,718,086	$12,667,181

Spain - 5.0%
Amadeus IT Group SA *	148,461	8,312,946
Cellnex Telecom SA ~	107,906	4,199,503
Iberdrola SA	627,118	6,529,178
Industria de Diseno Textil SA	308,240	7,004,899

		26,046,526

Sweden - 3.1%
Atlas Copco AB Class A	922,356	8,633,293
Sandvik AB	450,217	7,337,231

		15,970,524

Switzerland - 5.7%
Alcon, Inc.	122,901	8,618,006
Givaudan SA	1,136	4,004,072
Straumann Holding AG	18,400	2,216,575
TE Connectivity Ltd.	130,523	14,768,677

		29,607,330

United Kingdom - 16.1%
3i Group PLC	363,667	4,929,077
Ashtead Group PLC	72,860	3,065,114
Burberry Group PLC	269,511	5,406,788
Compass Group PLC	515,276	10,579,329
Diageo PLC	368,049	15,897,030
Dr. Martens PLC	587,893	1,713,323
Linde PLC	53,350	15,348,809
London Stock Exchange Group PLC	172,018	16,051,283
Ocado Group PLC *	132,951	1,267,384
RELX PLC	97,300	2,641,827
Rentokil Initial PLC	1,258,904	7,297,817

		84,197,781

United States - 12.6%
Accenture PLC Class A	22,202	6,164,385
Atlassian Corp. PLC Class A *	14,385	2,695,749
Elastic NV *	44,658	3,022,007
Nestle SA	199,197	23,280,687
Roche Holding AG	45,592	15,241,397
Schlumberger NV	289,346	10,347,013
SolarEdge Technologies, Inc. *	17,321	4,740,411

		65,491,649

Total Common Stocks (Cost $673,071,251)		512,848,875

TOTAL INVESTMENTS - 98.3% (Cost $673,071,251)		512,848,875

OTHER ASSETS & LIABILITIES, NET - 1.7%		9,060,350

NET ASSETS - 100.0%		$521,909,225

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.6%
Industrial	17.1%
Financial	13.5%
Consumer, Cyclical	9.1%
Technology	6.8%
Energy	4.6%
Basic Materials	4.4%
Utilities	3.7%
Communications	3.5%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United Kingdom	16.1%
France	13.0%
United States	12.6%
Japan	10.0%
Canada	9.4%
Switzerland	5.7%
Spain	5.0%
Ireland	4.8%
Netherlands	4.6%
Hong Kong	3.3%
Sweden	3.1%
Others (each less than 3.0%)	10.7%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$49,143,097	$49,143,097	$-	$-
	China	1,870,189	691,172	1,179,017	-
	Denmark	13,448,346	-	13,448,346	-
	France	67,951,109	-	67,951,109	-
	Germany	14,807,038	-	14,807,038	-
	Hong Kong	17,228,143	-	17,228,143	-
	Ireland	25,067,832	15,587,231	9,480,601	-
	Israel	5,038,726	5,038,726	-	-
	Italy	8,067,231	-	8,067,231	-
	Japan	52,064,236	-	52,064,236	-
	Netherlands	24,181,937	-	24,181,937	-
	Portugal	12,667,181	-	12,667,181	-
	Spain	26,046,526	-	26,046,526	-
	Sweden	15,970,524	-	15,970,524	-
	Switzerland	29,607,330	14,768,677	14,838,653	-
	United Kingdom	84,197,781	-	84,197,781	-
	United States	65,491,649	26,969,565	38,522,084	-

	Total Common Stocks	512,848,875	112,198,468	400,650,407	-

	Total	$512,848,875	$112,198,468	$400,650,407	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 0.9%
Rio Tinto PLC	162,578	$9,719,990

Belgium - 0.6%
KBC Group NV	116,128	6,533,475

Canada - 4.5%
Canadian National Railway Co.	159,120	17,896,226
Intact Financial Corp.	59,058	8,330,151
Suncor Energy, Inc.	295,803	10,377,924
Toronto-Dominion Bank	170,943	11,209,834

		47,814,135

China - 2.5%
JD.com, Inc. Class A	9,588	308,954
NetEase, Inc.	321,300	6,053,129
Tencent Holdings Ltd.	253,723	11,484,804
Yum China Holdings, Inc.	176,049	8,538,377

		26,385,264

Denmark - 3.4%
Carlsberg AS Class B	71,644	9,156,299
Novo Nordisk AS Class B	241,115	26,740,209

		35,896,508

France - 15.1%
Air Liquide SA	206,006	27,728,979
Capgemini SE	133,850	23,083,779
Cie de Saint-Gobain	177,673	7,677,113
Cie Generale des Etablissements Michelin SCA	269,145	7,350,607
Dassault Systemes SE	165,670	6,136,560
Engie SA	964,682	11,170,016
EssilorLuxottica SA	104,486	15,841,392
L’Oreal SA	27,794	9,650,225
Legrand SA	117,173	8,699,920
LVMH Moet Hennessy Louis Vuitton SE	39,015	23,911,420
Pernod Ricard SA	96,634	17,865,185

		159,115,196

Germany - 9.7%
Bayer AG	307,966	18,390,607
Beiersdorf AG	185,604	19,046,168
Deutsche Boerse AG	129,407	21,730,888
Merck KGaA	113,907	19,321,048
MTU Aero Engines AG	32,141	5,887,959
SAP SE	195,436	17,814,070

		102,190,740

Hong Kong - 2.6%
AIA Group Ltd.	2,486,007	27,163,515

India - 2.4%
HDFC Bank Ltd.	290,833	4,981,711
Housing Development Finance Corp. Ltd.	315,989	8,742,373
Tata Consultancy Services Ltd.	266,137	11,051,842

		24,775,926

Ireland - 0.9%
Ryanair Holdings PLC ADR *	138,130	9,289,243

Israel - 1.3%
Check Point Software Technologies Ltd. *	111,651	13,596,859

	Shares	Value
Italy - 1.7%
Eni SpA	551,822	$6,544,973
Intesa Sanpaolo SpA	5,810,499	10,874,168

		17,419,141

Japan - 14.3%
Daikin Industries Ltd.	110,200	17,693,604
Denso Corp.	142,000	7,495,108
Hitachi Ltd.	456,800	21,729,987
Hoya Corp.	140,400	12,015,840
Koito Manufacturing Co. Ltd.	179,500	5,701,251
Kose Corp.	81,200	7,400,237
Kubota Corp.	817,700	12,254,134
Kyocera Corp.	210,900	11,273,948
Olympus Corp.	764,300	15,488,678
Shin-Etsu Chemical Co. Ltd.	44,900	5,047,250
SMC Corp.	20,100	8,947,304
Sony Group Corp.	154,400	12,592,363
Terumo Corp.	429,800	13,001,901

		150,641,605

Netherlands - 3.5%
Akzo Nobel NV	170,389	11,143,078
ING Groep NV	966,129	9,517,916
Koninklijke Philips NV	352,747	7,565,903
Randstad NV	170,674	8,248,738

		36,475,635

Portugal - 0.7%
Galp Energia SGPS SA	653,286	7,644,089

Singapore - 1.2%
DBS Group Holdings Ltd.	594,714	12,725,329

Spain - 0.8%
Amadeus IT Group SA *	146,799	8,219,884

Switzerland - 8.2%
Cie Financiere Richemont SA Class A	162,737	17,504,494
Julius Baer Group Ltd.	149,878	6,952,850
Novartis AG	195,810	16,600,885
Sika AG	33,656	7,769,056
UBS Group AG (XVTX)	1,319,256	21,328,056
Zurich Insurance Group AG	37,296	16,263,790

		86,419,131

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	178,716	14,610,033

United Kingdom - 11.5%
Compass Group PLC	1,004,290	20,619,463
Diageo PLC	392,629	16,958,707
Experian PLC	537,623	15,785,037
Linde PLC	47,064	13,540,325
London Stock Exchange Group PLC	108,830	10,155,107
Reckitt Benckiser Group PLC	152,677	11,483,185
RELX PLC	629,069	17,079,494
Rolls-Royce Holdings PLC *	4,537,187	4,617,316
Tesco PLC	3,315,082	10,331,794

		120,570,428

United States - 11.0%
Nestle SA	357,346	41,763,984
QIAGEN NV *	231,710	10,894,572

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Roche Holding AG	103,525	$34,608,388
Schneider Electric SE	235,324	28,040,143

		115,307,087

Total Common Stocks (Cost $961,337,624)		1,032,513,213

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $9,938,591; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $10,137,301)	$9,938,525	9,938,525

Total Short-Term Investment (Cost $9,938,525)		9,938,525

TOTAL INVESTMENTS - 99.1% (Cost $971,276,149)		1,042,451,738

OTHER ASSETS & LIABILITIES, NET - 0.9%		9,759,218

NET ASSETS - 100.0%		$1,052,210,956

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.3%
Financial	16.8%
Industrial	15.6%
Consumer, Cyclical	10.7%
Technology	8.8%
Basic Materials	6.4%
Others (each less than 3.0%)	5.5%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	15.1%
Japan	14.3%
United States (Includes Short-Term Investment)	11.9%
United Kingdom	11.5%
Germany	9.7%
Switzerland	8.2%
Canada	4.5%
Netherlands	3.5%
Denmark	3.4%
Others (each less than 3.0%)	17.0%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$9,719,990	$-	$9,719,990	$-
	Belgium	6,533,475	-	6,533,475	-
	Canada	47,814,135	47,814,135	-	-
	China	26,385,264	8,538,377	17,846,887	-
	Denmark	35,896,508	-	35,896,508	-
	France	159,115,196	-	159,115,196	-
	Germany	102,190,740	-	102,190,740	-
	Hong Kong	27,163,515	-	27,163,515	-
	India	24,775,926	-	24,775,926	-
	Ireland	9,289,243	9,289,243	-	-
	Israel	13,596,859	13,596,859	-	-
	Italy	17,419,141	-	17,419,141	-
	Japan	150,641,605	-	150,641,605	-
	Netherlands	36,475,635	-	36,475,635	-
	Portugal	7,644,089	-	7,644,089	-
	Singapore	12,725,329	-	12,725,329	-
	Spain	8,219,884	-	8,219,884	-
	Switzerland	86,419,131	-	86,419,131	-
	Taiwan	14,610,033	14,610,033	-	-
	United Kingdom	120,570,428	-	120,570,428	-
	United States	115,307,087	-	115,307,087	-

	Total Common Stocks	1,032,513,213	93,848,647	938,664,566	-

	Short-Term Investment	9,938,525	-	9,938,525	-

	Total	$1,042,451,738	$93,848,647	$948,603,091	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%
Australia - 3.1%
EBOS Group Ltd.	75,900	$1,846,554
GUD Holdings Ltd.	358,079	1,974,341
Imdex Ltd.	1,246,232	1,586,645
Inghams Group Ltd.	1,677,489	2,990,497
Nanosonics Ltd. *	326,673	757,056
Servcorp Ltd.	245,905	559,681
SomnoMed Ltd. *	381,347	318,502

		10,033,276

Austria - 1.4%
Mayr Melnhof Karton AG	15,100	2,581,096
Wienerberger AG	93,000	2,008,123

		4,589,219

Belgium - 1.5%
Econocom Group SA NV	529,000	1,849,810
Fagron	186,500	3,023,055

		4,872,865

Brazil - 2.2%
Hypera SA	495,442	3,601,184
LOG Commercial Properties e Participacoes SA	423,795	1,479,470
YDUQS Participacoes SA	732,355	1,828,981

		6,909,635

Canada - 2.8%
CCL Industries, Inc. Class B	52,300	2,471,979
ECN Capital Corp.	234,500	1,003,803
North West Co., Inc.	61,600	1,593,120
Open Text Corp.	105,500	3,990,674

		9,059,576

Cayman - 0.2%
Patria Investments Ltd. Class A	40,100	530,122

China - 4.2%
Best Pacific International Holdings Ltd. Class H	3,475,526	868,128
Far East Horizon Ltd.	3,143,657	2,640,692
Precision Tsugami China Corp. Ltd.	1,317,972	1,661,154
Qingdao Port International Co. Ltd. Class H ~	4,187,372	1,966,755
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	573,916	2,534,190
TravelSky Technology Ltd. Class H	1,588,128	3,096,749
Xingda International Holdings Ltd.	3,338,000	624,359

		13,392,027

Denmark - 0.6%
Spar Nord Bank AS	182,815	1,941,289

Finland - 2.2%
Huhtamaki OYJ	68,000	2,705,128
Kamux Corp.	176,800	1,444,255
Nanoform Finland PLC *	128,900	474,809
Rovio Entertainment OYJ ~	339,100	2,338,831

		6,963,023

France - 3.5%
Altarea SCA REIT	15,100	2,071,609
Antin Infrastructure Partners SA *	49,400	1,165,832
Elior Group SA * ~	457,400	1,023,113
Lectra	43,700	1,605,314
Maisons du Monde SA ~	153,700	1,536,774

	Shares	Value
Thermador Groupe	22,100	$1,994,050
Vicat SA	64,500	1,785,158

		11,181,850

Germany - 5.8%
DIC Asset AG	230,200	2,547,071
DWS Group GmbH & Co. KGaA ~	40,100	1,057,178
JOST Werke AG ~	44,900	1,680,688
Norma Group SE	60,073	1,346,394
Rheinmetall AG	10,570	2,439,184
Stabilus SE	40,100	1,971,010
Synlab AG	90,200	1,571,384
Takkt AG	132,100	2,081,783
Talanx AG *	98,600	3,768,957

		18,463,649

Greece - 0.7%
Mytilineos SA	147,900	2,189,228

Hong Kong - 1.5%
ASM Pacific Technology Ltd.	286,156	2,435,546
Sino Land Co. Ltd.	1,440,069	2,126,515
Value Partners Group Ltd.	480,021	181,197

		4,743,258

Hungary - 0.7%
Richter Gedeon Nyrt	125,486	2,271,044

Indonesia - 0.9%
P.T. Avia Avian Tbk	24,866,083	1,360,353
P.T. Selamat Sempurna Tbk	15,802,700	1,411,025

		2,771,378

Ireland - 2.3%
AerCap Holdings NV *	51,687	2,116,066
Dalata Hotel Group PLC *	397,400	1,447,182
Irish Residential Properties REIT PLC REIT ◇	1,845,800	2,448,831
Mincon Group PLC	1,059,000	1,337,284

		7,349,363

Italy - 1.1%
Banca Generali SpA	57,800	1,636,494
Recordati Industria Chimica e Farmaceutica SpA	42,800	1,866,476

		3,502,970

Japan - 20.9%
Amano Corp.	110,000	1,903,442
ASKUL Corp.	158,900	1,899,116
Capcom Co. Ltd.	79,600	1,936,344
Daiichikosho Co. Ltd.	38,000	1,108,160
Daikyonishikawa Corp.	300,115	1,152,474
Daiwa Industries Ltd.	122,700	993,282
Dexerials Corp.	75,700	2,020,428
Dip Corp.	58,000	1,614,096
GMO internet, Inc.	125,400	2,169,904
Inaba Denki Sangyo Co. Ltd.	90,900	1,783,687
Isuzu Motors Ltd.	195,100	2,158,075
JAFCO Group Co. Ltd.	101,800	1,230,901
Lixil Corp.	110,800	2,082,549
Maruwa Co. Ltd.	17,100	1,951,048
Meitec Corp.	111,600	1,799,082
Minebea Mitsumi, Inc.	119,100	2,029,855
Mitani Corp.	90,500	1,010,248
Nihon Parkerizing Co. Ltd.	262,700	1,729,635
Nishimoto Co. Ltd.	57,819	1,622,815
NSD Co. Ltd.	158,000	2,760,024
PALTAC Corp.	69,500	2,159,554
Park24 Co. Ltd. *	84,400	1,167,005
Persol Holdings Co. Ltd.	78,100	1,425,958
Renesas Electronics Corp. *	463,100	4,190,756

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Roland Corp.	77,300	$2,296,404
S Foods, Inc.	130,500	3,008,120
San-Ai Obbli Co. Ltd.	232,100	1,645,339
Ship Healthcare Holdings, Inc.	165,600	2,955,667
Sugi Holdings Co. Ltd.	53,100	2,332,474
SUMCO Corp.	143,400	1,864,902
TechnoPro Holdings, Inc.	88,900	1,784,584
TIS, Inc.	137,500	3,617,724
TKC Corp.	39,200	952,063
Tsuruha Holdings, Inc.	41,300	2,247,318

		66,603,033

Mexico - 1.6%
Bolsa Mexicana de Valores SAB de CV	1,295,459	2,299,159
Gruma SAB de CV Class B	246,366	2,726,510

		5,025,669

Netherlands - 1.3%
Amsterdam Commodities NV	111,100	2,631,256
Arcadis NV	46,600	1,560,752

		4,192,008

Norway - 0.6%
Europris ASA ~	378,300	1,775,773

Peru - 0.6%
Intercorp Financial Services, Inc.	75,995	1,778,283

Philippines - 1.6%
Century Pacific Food, Inc. *	6,486,655	2,595,370
Robinsons Land Corp.	8,353,849	2,621,676

		5,217,046

Singapore - 2.1%
Hour Glass Ltd.	958,982	1,602,407
HRnetgroup Ltd.	2,889,635	1,612,763
Mapletree Industrial Trust REIT	1,289,371	2,413,753
Wing Tai Holdings Ltd.	920,500	1,153,413

		6,782,336

South Korea - 1.7%
Hyundai Marine & Fire Insurance Co. Ltd.	55,274	1,321,244
Soulbrain Co. Ltd.	15,900	2,807,708
Vitzrocell Co. Ltd.	143,700	1,281,339

		5,410,291

Spain - 3.1%
Cia de Distribucion Integral Logista Holdings SA	166,700	3,266,550
CIE Automotive SA	102,700	2,557,424
Grupo Catalana Occidente SA	89,400	2,794,460
Indra Sistemas SA *	7,600	72,781
Prosegur Cia de Seguridad SA	761,000	1,349,292

		10,040,507

Sweden - 2.3%
BHG Group AB *	274,000	871,233
Dustin Group AB ~	338,400	1,937,330
Granges AB	230,800	1,733,848
Hexpol AB	240,900	2,062,926
Nordnet AB publ	43,400	571,349

		7,176,686

Taiwan - 2.8%
International Games System Co. Ltd.	130,675	3,287,973
Sporton International, Inc.	286,990	1,690,409
Test Research, Inc.	721,727	1,445,765

	Shares	Value
Tripod Technology Corp.	387,609	$1,454,252
Yageo Corp.	116,672	1,209,995

		9,088,394

Tanzania - 0.4%
Helios Towers PLC *	894,240	1,321,485

Thailand - 0.7%
Star Petroleum Refining PCL	6,935,877	2,378,664

United Kingdom - 13.7%
Ashtead Technology Holdings PLC *	571,100	1,543,344
B&M European Value Retail SA	368,033	1,647,049
Biffa PLC ~	609,531	2,780,950
Bodycote PLC	196,126	1,262,064
Grainger PLC	770,204	2,636,446
Harbour Energy PLC	388,711	1,726,808
Hiscox Ltd.	197,800	2,269,130
Hyve Group PLC *	1,023,681	921,632
Informa PLC *	368,943	2,383,597
J D Wetherspoon PLC *	256,614	1,951,990
JET2 PLC *	155,511	1,717,256
John Wood Group PLC *	1,262,468	2,397,412
Lancashire Holdings Ltd.	479,296	2,355,542
LSL Property Services PLC	424,404	1,730,701
On the Beach Group PLC * ~	726,649	1,262,903
Pets at Home Group PLC	301,700	1,135,590
Reach PLC	891,567	1,088,561
Sabre Insurance Group PLC ~	696,786	1,743,046
Savills PLC	164,085	2,023,197
Tate & Lyle PLC	497,588	4,559,960
Vistry Group PLC	160,247	1,632,166
WH Smith PLC *	165,854	2,850,928

		43,620,272

United States - 4.7%
Adient PLC *	47,600	1,410,388
Adtalem Global Education, Inc. *	57,800	2,079,066
Antero Resources Corp. *	83,041	2,545,207
GCC SAB de CV	447,910	2,800,008
GrafTech International Ltd.	229,391	1,621,794
Impro Precision Industries Ltd. ~	2,202,821	609,181
Ovintiv, Inc.	40,900	1,807,371
RHI Magnesita NV	90,800	2,201,728

		15,074,743

Total Common Stocks (Cost $367,593,861)		296,248,962

EXCHANGE-TRADED FUND - 2.7%
iShares MSCI India *	217,800	8,574,786

Total Exchange-Traded Fund (Cost $10,566,876)		8,574,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $11,957,033; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $12,196,164)	$11,956,953	$11,956,953

Total Short-Term Investment (Cost $11,956,953)		11,956,953

TOTAL INVESTMENTS - 99.2% (Cost $390,117,690)		316,780,701

OTHER ASSETS & LIABILITIES, NET - 0.8%		2,710,719

NET ASSETS - 100.0%		$319,491,420

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	20.4%
Consumer, Non-Cyclical	19.7%
Financial	16.8%
Consumer, Cyclical	16.5%
Technology	9.4%
Energy	4.4%
Short-Term Investment	3.7%
Communications	3.1%
Others (each less than 3.0%)	5.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	20.9%
United Kingdom	13.7%
United States (Includes Short-Term Investment)	8.4%
Germany	5.8%
China	4.2%
France	3.5%
Spain	3.1%
Australia	3.1%
Others (each less than 3.0%)	36.5%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Restricted securities as of June 30, 2022 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties
REIT PLC
Acq 10/20/21	$3,345,250	$2,448,831	0.8%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$10,033,276	$318,502	$9,714,774	$-
	Austria	4,589,219	-	4,589,219	-
	Belgium	4,872,865	-	4,872,865	-
	Brazil	6,909,635	6,909,635	-	-
	Canada	9,059,576	9,059,576	-	-
	Cayman	530,122	530,122	-	-
	China	13,392,027	2,529,282	10,862,745	-
	Denmark	1,941,289	-	1,941,289	-
	Finland	6,963,023	474,809	6,488,214	-
	France	11,181,850	3,159,882	8,021,968	-
	Germany	18,463,649	-	18,463,649	-
	Greece	2,189,228	-	2,189,228	-
	Hong Kong	4,743,258	-	4,743,258	-
	Hungary	2,271,044	-	2,271,044	-
	Indonesia	2,771,378	1,360,353	1,411,025	-
	Ireland	7,349,363	7,349,363	-	-
	Italy	3,502,970	-	3,502,970	-
	Japan	66,603,033	-	66,603,033	-
	Mexico	5,025,669	5,025,669	-	-
	Netherlands	4,192,008	2,631,256	1,560,752	-
	Norway	1,775,773	-	1,775,773	-
	Peru	1,778,283	1,778,283	-	-
	Philippines	5,217,046	2,595,370	2,621,676	-
	Singapore	6,782,336	-	6,782,336	-
	South Korea	5,410,291	-	5,410,291	-
	Spain	10,040,507	-	10,040,507	-
	Sweden	7,176,686	-	7,176,686	-
	Taiwan	9,088,394	-	9,088,394	-
	Tanzania	1,321,485	-	1,321,485	-
	Thailand	2,378,664	-	2,378,664	-
	United Kingdom	43,620,272	16,189,590	27,430,682	-
	United States	15,074,743	12,873,015	2,201,728	-

	Total Common Stocks	296,248,962	72,784,707	223,464,255	-

	Exchange-Traded Fund	8,574,786	8,574,786	-	-
	Short-Term Investment	11,956,953	-	11,956,953	-

	Total	$316,780,701	$81,359,493	$235,421,208	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	106,082	$6,564,414

Total Preferred Stocks (Cost $7,948,128)		6,564,414

COMMON STOCKS - 96.4%
Argentina - 0.1%
YPF SA ADR *	228,171	743,838

Austria - 0.8%
ams-OSRAM AG *	266,493	2,410,959
Erste Group Bank AG	198,840	5,052,776

		7,463,735

Belgium - 0.8%
Ageas SA NV	168,007	7,407,863

Brazil - 2.0%
Atacadao SA	446,612	1,422,584
Cia de Saneamento Basico do Estado de Sao Paulo	998,378	8,044,712
Telefonica Brasil SA	629,355	5,659,259
Ultrapar Participacoes SA	1,493,963	3,514,065

		18,640,620

Burkina Faso - 0.4%
Endeavour Mining PLC	190,941	3,950,248

Canada - 2.2%
ARC Resources Ltd.	315,370	3,976,425
Barrick Gold Corp. (TSE)	504,413	8,918,925
Cameco Corp. (NYSE)	200,644	4,217,537
Kinross Gold Corp.	992,583	3,553,447

		20,666,334

China - 0.8%
Dongfeng Motor Group Co. Ltd. Class H	9,433,117	7,181,401

Finland - 1.6%
Nokia OYJ (OMXH)	2,062,288	9,558,804
Wartsila OYJ Abp	666,194	5,222,132

		14,780,936

France - 12.4%
AXA SA	569,946	13,018,439
BNP Paribas SA	213,087	10,192,368
Carrefour SA	373,180	6,624,428
Cie de Saint-Gobain	269,933	11,663,597
Dassault Aviation SA	32,871	5,133,224
Engie SA	1,068,075	12,367,200
Orange SA	814,166	9,593,784
Renault SA *	217,731	5,496,816
Rexel SA *	227,871	3,521,061
SCOR SE	169,242	3,645,318
Societe Generale SA	394,346	8,718,869
TotalEnergies SE	508,703	26,776,583

		116,751,687

Germany - 4.6%
CECONOMY AG	525,111	1,472,188
Continental AG	85,391	5,993,488

	Shares	Value
Daimler Truck Holding AG *	331,145	$8,720,994
Fresenius SE & Co. KGaA	355,528	10,812,216
HeidelbergCement AG	203,503	9,825,388
Mercedes-Benz Group AG	110,445	6,414,460

		43,238,734

Hong Kong - 1.4%
CK Asset Holdings Ltd.	1,386,509	9,851,580
WH Group Ltd. ~	3,951,746	3,058,593

		12,910,173

India - 0.8%
Canara Bank	1,461,702	3,372,328
Oil & Natural Gas Corp. Ltd.	1,637,541	3,135,426
Zee Entertainment Enterprises Ltd.	404,033	1,101,391

		7,609,145

Indonesia - 1.0%
P.T. Bank Mandiri Persero Tbk ADR	18,088,529	9,659,554

Ireland - 1.3%
AIB Group PLC	1,913,029	4,366,124
Bank of Ireland Group PLC	1,264,710	7,993,704

		12,359,828

Italy - 3.9%
Assicurazioni Generali SpA	495,915	7,921,133
BPER Banca	2,321,643	3,826,827
Eni SpA	1,197,438	14,202,404
UniCredit SpA	1,094,221	10,456,749

		36,407,113

Japan - 27.2%
Alfresa Holdings Corp.	273,550	3,677,893
Alps Alpine Co. Ltd.	342,276	3,478,025
Benesse Holdings, Inc.	20,493	331,616
Dai-ichi Life Holdings, Inc.	505,015	9,340,443
DeNA Co. Ltd.	260,161	3,633,412
Eisai Co. Ltd.	53,794	2,274,416
Fuji Media Holdings, Inc.	172,452	1,460,643
Hino Motors Ltd.	978,568	5,037,224
Honda Motor Co. Ltd.	687,820	16,584,083
Inpex Corp.	637,016	6,828,986
Isuzu Motors Ltd.	665,181	7,357,819
Japan Airlines Co. Ltd. *	414,117	7,115,188
JGC Holdings Corp.	517,120	6,642,085
Kamigumi Co. Ltd.	169,509	3,276,853
Kirin Holdings Co. Ltd.	422,417	6,672,936
Makita Corp.	218,488	5,415,561
Mitsubishi Estate Co. Ltd.	619,327	8,976,115
Mitsubishi Heavy Industries Ltd.	128,930	4,506,324
Mitsubishi UFJ Financial Group, Inc.	2,454,483	13,131,602
MS&AD Insurance Group Holdings, Inc.	319,165	9,786,678
Nikon Corp.	417,004	4,808,813
Nippon Television Holdings, Inc.	322,807	2,872,433
Nissan Motor Co. Ltd.	1,571,928	6,156,629
Nomura Holdings, Inc.	755,005	2,743,011
Ono Pharmaceutical Co. Ltd.	503,700	12,939,686
Resona Holdings, Inc.	2,825,655	10,569,396
Shimamura Co. Ltd.	69,513	6,107,775
Stanley Electric Co. Ltd.	253,206	4,156,817
Subaru Corp.	447,228	7,910,768
Sumitomo Electric Industries Ltd.	708,943	7,834,187
Sumitomo Heavy Industries Ltd.	212,331	4,700,300
Sumitomo Mitsui Financial Group, Inc.	238,412	7,086,819
Sumitomo Mitsui Trust Holdings, Inc.	310,627	9,600,228
Sumitomo Rubber Industries Ltd.	325,337	2,782,148
T&D Holdings, Inc.	1,036,686	12,409,700
Taiheiyo Cement Corp.	209,851	3,126,759

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Takeda Pharmaceutical Co. Ltd.	286,208	$8,039,105
THK Co. Ltd.	282,739	5,325,627
Tsuruha Holdings, Inc.	76,696	4,173,373
Yamato Holdings Co. Ltd.	453,797	7,262,185

		256,133,661

Luxembourg - 0.4%
RTL Group SA *	101,113	4,235,246

Malaysia - 0.5%
CIMB Group Holdings Bhd	4,014,434	4,517,535

Mexico - 0.2%
America Movil SAB de CV Class L ADR	97,101	1,983,773

Netherlands - 5.7%
ABN AMRO Bank NV CVA ~	608,462	6,837,016
ING Groep NV	697,106	6,867,609
Koninklijke Philips NV	304,947	6,540,664
PostNL NV	724,068	2,193,575
Shell PLC	1,218,886	31,743,180

		54,182,044

Norway - 0.1%
Norsk Hydro ASA	200,626	1,133,790

Russia - 0.1%
Gazprom PJSC ADR (OTC) Ω ±	384	-
Gazprom PJSC ADR (SEAQ) Ω ±	312,850	-
LUKOIL PJSC ADR (OTC) Ω ±	24,064	-
Mobile TeleSystems PJSC ADR Ω ±	327,186	1
Sberbank of Russia PJSC * Ω ±	927,996	-
VEON Ltd. ADR *	1,511,909	695,478

		695,479

South Africa - 1.5%
Anglo American PLC	242,797	8,679,645
MTN Group Ltd.	176,836	1,439,022
Old Mutual Ltd.	5,439,011	3,686,384

		13,805,051

South Korea - 4.8%
Coway Co. Ltd.	111,748	5,528,953
Hankook Tire & Technology Co. Ltd.	130,325	3,322,399
Hyundai Mobis Co. Ltd.	40,970	6,314,994
KB Financial Group, Inc.	248,015	9,261,704
KT Corp. ADR	711,376	9,930,809
Shinhan Financial Group Co. Ltd.	372,028	10,667,701

		45,026,560

Spain - 1.0%
CaixaBank SA (SIBE)	2,745,303	9,614,191

Sweden - 0.7%
SKF AB Class B	478,331	7,096,652

Switzerland - 7.1%
Adecco Group AG	277,640	9,463,309
Holcim Ltd.	251,135	10,771,061
Julius Baer Group Ltd.	34,344	1,593,220
Novartis AG	237,579	20,142,085
The Swatch Group AG	28,142	6,684,809
UBS Group AG (XVTX)	1,158,153	18,723,547

		67,378,031

	Shares	Value
Taiwan - 1.5%
Catcher Technology Co. Ltd.	1,116,788	$6,229,986
Hon Hai Precision Industry Co. Ltd.	2,044,298	7,504,906

		13,734,892

Thailand - 1.3%
Kasikornbank PCL	2,057,885	8,845,138
Kasikornbank PCL NVDR	700,151	2,987,760

		11,832,898

Turkey - 0.5%
Turk Telekomunikasyon AS	4,528,386	2,388,813
Turkcell Iletisim Hizmetleri AS	2,488,114	2,427,339

		4,816,152

United Kingdom - 9.7%
Babcock International Group PLC *	980,818	3,702,635
BAE Systems PLC	356,299	3,607,169
BP PLC	4,618,619	21,686,701
British Land Co. PLC REIT	827,205	4,525,105
BT Group PLC	3,961,350	9,003,190
Centrica PLC *	3,646,335	3,560,784
easyJet PLC *	1,168,176	5,247,044
J Sainsbury PLC	2,147,281	5,343,854
Kingfisher PLC	1,244,118	3,718,026
Land Securities Group PLC REIT	568,178	4,610,747
Marks & Spencer Group PLC *	749,270	1,243,064
Standard Chartered PLC	1,867,319	14,097,121
WPP PLC	1,109,425	11,206,575

		91,552,015

Total Common Stocks (Cost $906,371,355)		907,509,179

EXCHANGE-TRADED FUND - 0.3%
iShares Core MSCI EAFE	48,060	2,828,331

Total Exchange-Traded Fund (Cost $2,783,443)		2,828,331

	Principal Amount
SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement - 1.7%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $16,331,972; collateralized by U.S. Treasury Notes: 1.875% due 02/28/27 and value $16,658,558)	$16,331,863	16,331,863

Total Short-Term Investment (Cost $16,331,863)		16,331,863

TOTAL INVESTMENTS - 99.1% (Cost $933,434,789)		933,233,787

OTHER ASSETS & LIABILITIES, NET - 0.9%		8,228,894

NET ASSETS - 100.0%		$941,462,681

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.5%
Consumer, Cyclical	15.5%
Industrial	12.5%
Energy	12.0%
Consumer, Non-Cyclical	11.4%
Communications	7.8%
Basic Materials	3.2%
Others (each less than 3.0%)	5.2%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2022, the Fund’s composition by country as a percentage of net assets was as follows:

Japan	27.2%
France	12.4%
United Kingdom	9.7%
Switzerland	7.1%
Netherlands	5.7%
Germany	5.3%
South Korea	4.8%
Italy	3.9%
Others (each less than 3.0%)	23.0%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$6,564,414	$-	$6,564,414	$-
	Common Stocks
	Argentina	743,838	743,838	-	-
	Austria	7,463,735	-	7,463,735	-
	Belgium	7,407,863	-	7,407,863	-
	Brazil	18,640,620	18,640,620	-	-
	Burkina Faso	3,950,248	3,950,248	-	-
	Canada	20,666,334	20,666,334	-	-
	China	7,181,401	-	7,181,401	-
	Finland	14,780,936	-	14,780,936	-
	France	116,751,687	-	116,751,687	-
	Germany	43,238,734	-	43,238,734	-
	Hong Kong	12,910,173	-	12,910,173	-
	India	7,609,145	-	7,609,145	-
	Indonesia	9,659,554	-	9,659,554	-
	Ireland	12,359,828	-	12,359,828	-
	Italy	36,407,113	-	36,407,113	-
	Japan	256,133,661	-	256,133,661	-
	Luxembourg	4,235,246	-	4,235,246	-
	Malaysia	4,517,535	-	4,517,535	-
	Mexico	1,983,773	1,983,773	-	-
	Netherlands	54,182,044	-	54,182,044	-
	Norway	1,133,790	-	1,133,790	-
	Russia	695,479	695,478	-	1
	South Africa	13,805,051	-	13,805,051	-
	South Korea	45,026,560	9,930,809	35,095,751	-
	Spain	9,614,191	-	9,614,191	-
	Sweden	7,096,652	-	7,096,652	-
	Switzerland	67,378,031	-	67,378,031	-
	Taiwan	13,734,892	-	13,734,892	-
	Thailand	11,832,898	-	11,832,898	-
	Turkey	4,816,152	-	4,816,152	-
	United Kingdom	91,552,015	-	91,552,015	-

	Total Common Stocks	907,509,179	56,611,100	850,898,078	1

	Exchange-Traded Fund	2,828,331	2,828,331	-	-
	Short-Term Investment	16,331,863	-	16,331,863	-

	Total Assets	933,233,787	59,439,431	873,794,355	1

Liabilities	Due to Custodian	(4,342)	-	(4,342)	-

	Total Liabilities	(4,342)	-	(4,342)	-

	Total	$933,229,445	$59,439,431	$873,790,013	$1

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 07/16/25 *	3,646	$2,557
Health Assurance Acquisition Corp. Exercise @ $ 11.50 Exp 11/12/25 *	12,106	1,632
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	972

		5,161

Total Warrants (Cost $54,411)		5,161

COMMON STOCKS - 96.3%
Consumer, Non-Cyclical - 94.7%
10X Genomics, Inc. Class A *	6,712	303,718
Abbott Laboratories	152,814	16,603,241
AbbVie, Inc.	98,300	15,055,628
ABIOMED, Inc. *	11,083	2,743,153
Acumen Pharmaceuticals, Inc. *	33,055	155,358
Agiliti, Inc. *	60,923	1,249,531
agilon health, Inc. *	16,627	362,967
Alcon, Inc. (Switzerland)	40,109	2,803,218
Align Technology, Inc. *	2,805	663,859
Alkermes PLC *	16,222	483,253
Alnylam Pharmaceuticals, Inc. *	12,487	1,821,229
Ambrx Biopharma, Inc. ADR *	21,548	57,102
Amedisys, Inc. *	17,097	1,797,237
AmerisourceBergen Corp.	40,464	5,724,847
Amgen, Inc.	50,610	12,313,413
Arcutis Biotherapeutics, Inc. *	34,856	742,781
Argenx SE ADR * (Netherlands)	4,915	1,862,195
AstraZeneca PLC (United Kingdom)	55,873	7,370,863
AstraZeneca PLC ADR (United Kingdom)	18,553	1,225,797
Avantor, Inc. *	92,605	2,880,015
Bausch & Lomb Corp. * (Canada)	57,594	877,733
Baxter International, Inc.	52,863	3,395,390
Biogen, Inc. *	31,096	6,341,718
BioMarin Pharmaceutical, Inc. *	25,892	2,145,670
Boston Scientific Corp. *	192,767	7,184,426
Bristol-Myers Squibb Co.	81,696	6,290,592
Centene Corp. *	53,524	4,528,666
Cerevel Therapeutics Holdings, Inc. *	14,624	386,659
Cigna Corp.	40,396	10,645,154
Cooper Cos., Inc.	3,812	1,193,613
CVS Health Corp.	34,225	3,171,288
Daiichi Sankyo Co. Ltd. (Japan)	80,800	2,054,945
Danaher Corp.	38,975	9,880,942
Decibel Therapeutics, Inc. *	20,803	87,581
Design Therapeutics, Inc. *	11,344	158,816
Dexcom, Inc. *	31,156	2,322,057
Edwards Lifesciences Corp. *	31,312	2,977,458
Elevance Health, Inc.	26,613	12,842,902
Eli Lilly & Co.	66,338	21,508,770
Enanta Pharmaceuticals, Inc. *	2,470	116,757
Encompass Health Corp.	34,862	1,954,015
Exact Sciences Corp. *	12,285	483,906
Genmab AS * (Denmark)	1,934	627,476
Genmab AS ADR * (Denmark)	13,000	422,370
Gilead Sciences, Inc.	99,876	6,173,336
Guardant Health, Inc. *	9,220	371,935
Hansoh Pharmaceutical Group Co. Ltd. ~ (China)	774,507	1,568,330
HCA Healthcare, Inc.	5,992	1,007,016
Henry Schein, Inc. *	10,485	804,619
Horizon Therapeutics PLC *	12,760	1,017,738

	Shares	Value
ICON PLC * (Ireland)	7,120	$1,542,904
Imago Biosciences, Inc. *	19,609	262,565
Immuneering Corp. Class A *	11,507	62,253
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	298,368
Incyte Corp. *	21,570	1,638,673
Insulet Corp. *	5,345	1,164,889
Intuitive Surgical, Inc. *	15,681	3,147,334
Ionis Pharmaceuticals, Inc. *	11,710	433,504
IQVIA Holdings, Inc. *	16,715	3,626,988
IsoPlexis Corp. *	23,831	51,475
Johnson & Johnson	126,777	22,504,185
Krystal Biotech, Inc. *	3,119	204,794
LHC Group, Inc. *	16,858	2,625,465
McKesson Corp.	17,328	5,652,567
Medtronic PLC	69,107	6,202,353
Merck & Co., Inc.	163,155	14,874,841
Mersana Therapeutics, Inc. *	49,042	226,574
Moderna, Inc. *	22,034	3,147,557
Monte Rosa Therapeutics, Inc. *	22,869	221,143
MoonLake Immunotherapeutics * (Cayman)	10,006	52,532
Nautilus Biotechnology, Inc. SPAC *	13,880	37,337
Neurocrine Biosciences, Inc. *	18,430	1,796,556
Nevro Corp. *	32,641	1,430,655
Novocure Ltd. *	8,335	579,282
Omnicell, Inc. *	5,152	586,040
Pfizer, Inc.	352,736	18,493,948
PMV Pharmaceuticals, Inc. *	14,248	203,034
Point Biopharma Global, Inc. SPAC *	23,300	158,673
Prothena Corp. PLC * (Ireland)	12,835	348,470
QIAGEN NV *	18,941	894,015
Quest Diagnostics, Inc.	44,370	5,900,323
Rapid Micro Biosystems, Inc. Class A *	16,316	70,159
Regeneron Pharmaceuticals, Inc. *	7,190	4,250,225
ResMed, Inc.	15,587	3,267,503
REVOLUTION Medicines, Inc. *	8,979	175,001
Roche Holding AG (Switzerland)	4,347	1,453,201
Sanofi (France)	59,966	6,047,333
Sanofi ADR (France)	47,311	2,366,969
Sarepta Therapeutics, Inc. *	17,154	1,285,864
Seagen, Inc. *	15,481	2,739,208
Sierra Oncology, Inc. *	8,815	484,737
Stryker Corp.	22,300	4,436,139
Talaris Therapeutics, Inc. *	19,297	87,029
Teladoc Health, Inc. *	14,117	468,826
Teleflex, Inc.	3,099	761,889
Tenaya Therapeutics, Inc. *	19,591	110,297
Thermo Fisher Scientific, Inc.	30,626	16,638,493
TScan Therapeutics, Inc. *	23,807	74,873
UnitedHealth Group, Inc.	80,123	41,153,576
Vertex Pharmaceuticals, Inc. *	33,264	9,373,463
Waters Corp. *	7,960	2,634,601
West Pharmaceutical Services, Inc.	2,231	674,587
Zimmer Biomet Holdings, Inc.	10,825	1,137,274
Zoetis, Inc.	55,029	9,458,935

		396,280,762

Diversified - 0.3%
Health Assurance Acquisition Corp. Class A *	76,534	756,156
Health Sciences Acquisitions Corp. 2 SPAC *	11,840	117,926
MedTech Acquisition Corp. Class A *	35,852	352,784

		1,226,866

Industrial - 1.3%
Agilent Technologies, Inc.	46,032	5,467,221

Total Common Stocks (Cost $352,727,098)		402,974,849

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.0%
Repurchase Agreement - 4.0%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $16,945,095; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $17,283,919)	$16,944,982	$16,944,982

Total Short-Term Investment (Cost $16,944,982)		16,944,982

TOTAL INVESTMENTS - 100.3% (Cost $369,726,491)		419,924,992

DERIVATIVES - (0.0%)		(37,614)

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,397,431)

NET ASSETS - 100.0%		$418,489,947

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	31.3%
Medical-Biomedical/Gene	14.4%
Medical-HMO	14.0%
Medical Products	9.7%
Diagnostic Equipment	7.7%
Medical Instruments	3.9%
Pharmacy Services	3.3%
Others (each less than 3.0%)	12.0%

	96.3%
Short-Term Investment	4.0%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	354,634	CHF	351,700	09/22	RBC	$-	($15,645)
USD	2,486,812	EUR	2,374,000	09/22	RBC	-	(13,745)
USD	2,084,745	GBP	1,717,000	09/22	CIB	-	(8,224)

Total Forward Foreign Currency Contracts						$-	($37,614)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$5,161	$5,161	$-	$-
	Common Stocks
	Consumer, Non-Cyclical	396,280,762	377,158,614	19,122,148	-
	Diversified	1,226,866	1,226,866	-	-
	Industrial	5,467,221	5,467,221	-	-

	Total Common Stocks	402,974,849	383,852,701	19,122,148	-

	Short-Term Investment	16,944,982	-	16,944,982	-

	Total Assets	419,924,992	383,857,862	36,067,130	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(37,614)	-	(37,614)	-

	Total Liabilities	(37,614)	-	(37,614)	-

	Total	$419,887,378	$383,857,862	$36,029,516	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Consumer, Cyclical - 2.6%
DR Horton, Inc.	41,277	$2,732,125
Marriott Vacations Worldwide Corp.	54,706	6,356,837
Travel & Leisure Co.	86,398	3,353,970

		12,442,932

Financial - 96.1%
Agree Realty Corp. REIT	104,218	7,517,244
Alexandria Real Estate Equities, Inc. REIT	121,037	17,553,996
American Assets Trust, Inc. REIT	51,503	1,529,639
American Homes 4 Rent Class A REIT	506,975	17,967,194
American Tower Corp. REIT	65,963	16,859,483
Apartment Income REIT Corp.	234,778	9,766,765
Apple Hospitality REIT, Inc.	269,023	3,946,567
AvalonBay Communities, Inc. REIT	131,092	25,464,621
Brandywine Realty Trust REIT	99,747	961,561
Broadstone Net Lease, Inc. REIT	360,513	7,394,122
Cousins Properties, Inc. REIT	270,405	7,903,938
CubeSmart REIT	304,231	12,996,748
DiamondRock Hospitality Co. REIT *	465,417	3,821,074
Digital Realty Trust, Inc. REIT	34,373	4,462,647
Equinix, Inc. REIT	40,854	26,841,895
Equity LifeStyle Properties, Inc. REIT	173,205	12,205,756
Equity Residential REIT	47,510	3,431,172
Essex Property Trust, Inc. REIT	79,585	20,812,273
Extra Space Storage, Inc. REIT	128,286	21,824,014
First Industrial Realty Trust, Inc. REIT	241,492	11,466,040
Healthcare Realty Trust, Inc. REIT	80,465	2,188,648
Healthcare Trust of America, Inc. Class A REIT	147,967	4,129,759
InvenTrust Properties Corp. REIT	112,313	2,896,552
Invitation Homes, Inc. REIT	569,083	20,247,973
Kilroy Realty Corp. REIT	183,964	9,626,836
Medical Properties Trust, Inc. REIT	455,373	6,953,546
NETSTREIT Corp. REIT	116,590	2,200,053
Park Hotels & Resorts, Inc. REIT	191,442	2,597,868
Prologis, Inc. REIT	272,702	32,083,390
PS Business Parks, Inc. REIT	16,647	3,115,486
Public Storage REIT	37,456	11,711,368
Regency Centers Corp. REIT	236,576	14,031,323
Rexford Industrial Realty, Inc. REIT	201,176	11,585,726
Sabra Health Care REIT, Inc.	508,783	7,107,699
Simon Property Group, Inc. REIT	53,644	5,091,889
STORE Capital Corp. REIT	355,893	9,281,690
Sun Communities, Inc. REIT	130,380	20,777,357
Terreno Realty Corp. REIT	162,454	9,053,561
Ventas, Inc. REIT	472,302	24,290,492
VICI Properties, Inc. REIT	746,021	22,223,966
Welltower, Inc. REIT	94,175	7,755,311

		463,677,242

Total Common Stocks (Cost $453,100,074)		476,120,174

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $4,283,467; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $4,369,154)	$4,283,439	$4,283,439

Total Short-Term Investment (Cost $4,283,439)		4,283,439

TOTAL INVESTMENTS - 99.6% (Cost $457,383,513)		480,403,613

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,806,909

NET ASSETS - 100.0%		$482,210,522

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by real estate sector as a percentage of net assets was as follows:

REITS-Apartments	20.2%
REITS-Diversified	17.7%
REITS-Warehouse/Industrial	13.3%
REITS-Health Care	10.9%
REITS-Storage	9.6%
REITS-Office Property	7.5%
REITS-Manufactured Homes	6.8%
REITS-Single Tenant	3.5%
REITS-Shopping Centers	3.4%
Others (each less than 3.0%)	5.8%

98.7%
Short-Term Investment	0.9%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$476,120,174	$476,120,174	$-	$-
	Short-Term Investment	4,283,439	-	4,283,439	-

	Total	$480,403,613	$476,120,174	$4,283,439	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communications - 24.4%
Alphabet, Inc. Class A *	9,539	$20,787,961
Amazon.com, Inc. *	169,802	18,034,670
Arista Networks, Inc. *	4,283	401,488
Booking Holdings, Inc. *	3,147	5,504,072
Charter Communications, Inc. Class A *	2,871	1,345,150
JD.com, Inc. Class A (China)	2,800	90,225
Meta Platforms, Inc. Class A *	12,164	1,961,445
Pinterest, Inc. Class A *	13,896	252,351
Q2 Holdings, Inc. *	15,912	613,726
Tencent Holdings Ltd. (China)	43,900	1,987,139
Wix.com Ltd. * (Israel)	3,374	221,166

		51,199,393

Consumer, Non-Cyclical - 13.0%
Bio-Techne Corp.	1,353	469,004
Clarivate PLC *	42,583	590,200
Dun & Bradstreet Holdings, Inc. *	90,244	1,356,367
Equifax, Inc.	6,815	1,245,646
FleetCor Technologies, Inc. *	13,557	2,848,461
Global Payments, Inc.	55,896	6,184,333
Guardant Health, Inc. *	5,140	207,348
Maravai LifeSciences Holdings, Inc. Class A *	29,638	842,015
Morningstar, Inc.	4,543	1,098,634
Nuvei Corp. * ~ (Canada)	12,623	456,574
Paya Holdings, Inc. *	234,809	1,542,695
PayPal Holdings, Inc. *	32,821	2,292,219
S&P Global, Inc.	4,035	1,360,037
TransUnion	15,318	1,225,287
Verisk Analytics, Inc.	10,718	1,855,179
WEX, Inc. *	23,407	3,641,193

		27,215,192

Financial - 12.2%
Aon PLC Class A	5,857	1,579,516
Arthur J Gallagher & Co.	21,353	3,481,393
Charles Schwab Corp.	31,972	2,019,991
CME Group, Inc.	10,183	2,084,460
Mastercard, Inc. Class A	33,858	10,681,522
Tradeweb Markets, Inc. Class A	16,546	1,129,264
Visa, Inc. Class A	23,291	4,585,765

		25,561,911

Industrial - 0.5%
Hitachi Ltd. (Japan)	21,900	1,041,784

Technology - 46.5%
Accenture PLC Class A	13,903	3,860,168
Activision Blizzard, Inc.	32,645	2,541,740
Adobe, Inc. *	19,611	7,178,803
Advanced Micro Devices, Inc. *	48,742	3,727,301
Apple, Inc.	18,522	2,532,328
Asana, Inc. Class A *	3,052	53,654
Atlassian Corp. PLC Class A *	5,324	997,718
Avalara, Inc. *	6,319	446,121
Black Knight, Inc. *	32,774	2,143,092
Cognizant Technology Solutions Corp. Class A	13,845	934,399
Constellation Software, Inc. (Canada)	1,267	1,880,883
Descartes Systems Group, Inc. * (Canada)	26,162	1,625,776
Endava PLC ADR * (United Kingdom)	20,297	1,791,616
Fidelity National Information Services, Inc.	45,875	4,205,361
Freshworks, Inc. Class A *	13,719	180,405
HubSpot, Inc. *	3,542	1,064,902
Intuit, Inc.	12,217	4,708,920

	Shares	Value
KLA Corp.	8,139	$2,596,992
Lam Research Corp.	6,301	2,685,171
Marvell Technology, Inc.	43,560	1,896,167
Micron Technology, Inc.	17,037	941,805
Microsoft Corp.	106,807	27,431,242
MSCI, Inc.	2,527	1,041,503
NVIDIA Corp.	36,889	5,592,003
Paycor HCM, Inc. *	45,714	1,188,564
Qualtrics International, Inc. Class A *	17,717	221,640
Rakus Co. Ltd. (Japan)	26,600	317,523
RingCentral, Inc. Class A *	11,003	575,017
Salesforce, Inc. *	27,232	4,494,369
ServiceNow, Inc. *	8,815	4,191,709
Take-Two Interactive Software, Inc. *	14,940	1,830,598
TaskUS, Inc. Class A * (Philippines)	34,988	589,898
Thoughtworks Holding, Inc. *	91,485	1,290,853
Topicus.com, Inc. * (Netherlands)	15,905	897,436

		97,655,677

Total Common Stocks (Cost $189,904,800)		202,673,957

	Principal Amount
SHORT-TERM INVESTMENT - 3.4%
Repurchase Agreement - 3.4%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $7,125,019; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $7,267,480)	$7,124,971	7,124,971

Total Short-Term Investment (Cost $7,124,971)		7,124,971

TOTAL INVESTMENTS - 100.0% (Cost $197,029,771)		209,798,928

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(103,179)

NET ASSETS - 100.0%		$209,695,749

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	18.1%
Commercial Services-Finance	10.4%
Web Portals/ISP	9.9%
E-Commerce/Products	8.7%
Finance-Credit Card	7.3%
Enterprise Software/Serv	6.5%
Electronic Components-Semiconductor	5.8%
Computer Services	4.0%
Electronic Forms	3.4%
Others (each less than 3.0%)	22.5%

	96.6%
Short-Term Investment	3.4%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$51,199,393	$49,122,029	$2,077,364	$-
	Consumer, Non-Cyclical	27,215,192	27,215,192	-	-
	Financial	25,561,911	25,561,911	-	-
	Industrial	1,041,784	-	1,041,784	-
	Technology	97,655,677	97,338,154	317,523	-

	Total Common Stocks	202,673,957	199,237,286	3,436,671	-

	Short-Term Investment	7,124,971	-	7,124,971	-

	Total	$209,798,928	$199,237,286	$10,561,642	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.3%
Affiliated Mutual Fund - 12.7%
Pacific Funds ESG Core Bond Class I	256,372	$2,215,052

Unaffiliated Mutual Funds - 87.6%
Calvert Green Bond Fund Class R6	156,942	2,212,889
Calvert Small Cap Fund Class R6	27,088	796,375
Calvert US Mid Cap Core Responsible Index Fund Class I	38,881	1,215,023
Fidelity International Sustainability Index Fund Institutional	196,830	2,082,462
Fidelity US Sustainability Index Fund Institutional	385,581	6,462,345
Goldman Sachs ESG Emerging Markets Equity Fund Class R6	27,264	258,460
JPMorgan High Yield Fund Class R6	252,489	1,552,810
PIMCO Low Duration ESG Fund Institutional	78,640	712,474

		15,292,838

Total Mutual Funds (Cost $19,805,639)		17,507,890

TOTAL INVESTMENTS - 100.3% (Cost $19,805,639)		17,507,890

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(47,611)

NET ASSETS - 100.0%		$17,460,279

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	62.0%
Fixed Income Funds	38.3%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$17,507,890	$17,507,890	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

ESG DIVERSIFIED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.4%
Affiliated Mutual Fund - 5.4%
Pacific Funds ESG Core Bond Class I	68,423	$591,177

Unaffiliated Mutual Funds - 95.0%
Calvert Green Bond Fund Class R6	41,645	587,200
Calvert Small Cap Fund Class R6	26,330	774,096
Calvert US Mid Cap Core Responsible Index Fund Class I	30,863	964,477
Fidelity International Sustainability Index Fund Institutional	171,241	1,811,730
Fidelity US Sustainability Index Fund Institutional	287,962	4,826,238
Goldman Sachs ESG Emerging Markets Equity Fund Class R6	35,043	332,206
JPMorgan High Yield Fund Class R6	127,894	786,548
PIMCO Low Duration ESG Fund Institutional	39,702	359,699

		10,442,194

Total Mutual Funds (Cost $13,305,526)		11,033,371

TOTAL INVESTMENTS - 100.4% (Cost $13,305,526)		11,033,371

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(47,086)

NET ASSETS - 100.0%		$10,986,285

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	79.2%
Fixed Income Funds	21.2%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$11,033,371	$11,033,371	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%
DFA Intermediate Government Fixed Income Portfolio Institutional	4,252,527	$48,478,813
DFA Intermediate Term Extended Quality Portfolio Institutional	6,103,426	57,860,481
DFA Large Cap International Portfolio Institutional	1,729,799	38,488,019
DFA Short-Term Extended Quality Portfolio Institutional	2,350,267	24,137,240
DFA US Core Equity 1 Portfolio Institutional	2,821,836	83,018,428
DFA US Large Company Portfolio Institutional	2,009,898	54,126,550
DFA VA International Small Portfolio Institutional	589,699	6,327,470
DFA VA US Large Value Portfolio Institutional	545,736	15,913,670

Total Mutual Funds (Cost $349,865,062)		328,350,671

TOTAL INVESTMENTS - 100.0% (Cost $349,865,062)		328,350,671

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(115,343)

NET ASSETS - 100.0%		$328,235,328

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	60.2%
Fixed Income Funds	39.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$328,350,671	$328,350,671	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	2,830,736	$31,037,736
PD Aggregate Bond Index Portfolio Class P *	18,717,044	234,013,112
PD High Yield Bond Market Portfolio Class P *	3,652,179	59,807,418
PD Large-Cap Growth Index Portfolio Class P *	994,193	58,741,999
PD Large-Cap Value Index Portfolio Class P *	1,701,159	64,187,202
PD Mid-Cap Index Portfolio Class P *	3,148,794	33,949,439
PD Small-Cap Growth Index Portfolio Class P *	81,703	2,721,860
PD Small-Cap Value Index Portfolio Class P *	350,720	10,543,428
PD Emerging Markets Index Portfolio Class P *	329,443	5,576,483
PD International Large-Cap Index Portfolio Class P *	2,223,531	45,605,660

Total Affiliated Mutual Funds (Cost $525,065,848)		546,184,337

TOTAL INVESTMENTS - 100.0% (Cost $525,065,848)		546,184,337

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(161,474)

NET ASSETS - 100.0%		$546,022,863

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	59.5%
Affiliated Equity Funds	40.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$546,184,337	$546,184,337	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	9,387,512	$102,929,802
PD Aggregate Bond Index Portfolio Class P *	52,801,625	660,161,558
PD High Yield Bond Market Portfolio Class P *	11,955,676	195,783,980
PD Large-Cap Growth Index Portfolio Class P *	7,166,136	423,412,135
PD Large-Cap Value Index Portfolio Class P *	11,507,575	434,197,517
PD Mid-Cap Index Portfolio Class P *	18,663,061	201,220,050
PD Small-Cap Growth Index Portfolio Class P *	729,682	24,308,791
PD Small-Cap Value Index Portfolio Class P *	1,975,052	59,374,558
PD Emerging Markets Index Portfolio Class P *	2,295,243	38,851,573
PD International Large-Cap Index Portfolio Class P *	14,165,693	290,544,927

Total Affiliated Mutual Funds (Cost $2,196,856,915)		2,430,784,891

TOTAL INVESTMENTS - 100.0% (Cost $2,196,856,915)		2,430,784,891

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(658,709)

NET ASSETS - 100.0%		$2,430,126,182

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	60.6%
Affiliated Fixed Income Funds	39.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,430,784,891	$2,430,784,891	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	4,044,239	$44,343,239
PD Aggregate Bond Index Portfolio Class P *	15,365,750	192,112,976
PD High Yield Bond Market Portfolio Class P *	6,586,536	107,859,907
PD Large-Cap Growth Index Portfolio Class P *	6,063,389	358,256,132
PD Large-Cap Value Index Portfolio Class P *	9,275,840	349,990,924
PD Mid-Cap Index Portfolio Class P *	14,947,244	161,157,123
PD Small-Cap Growth Index Portfolio Class P *	1,232,596	41,062,988
PD Small-Cap Value Index Portfolio Class P *	2,137,704	64,264,222
PD Emerging Markets Index Portfolio Class P *	3,652,076	61,818,668
PD International Large-Cap Index Portfolio Class P *	13,138,328	269,473,202

Total Affiliated Mutual Funds (Cost $1,580,937,546)		1,650,339,381

TOTAL INVESTMENTS - 100.0% (Cost $1,580,937,546)		1,650,339,381

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(427,131)

NET ASSETS - 100.0%		$1,649,912,250

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	79.1%
Affiliated Fixed Income Funds	20.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,650,339,381	$1,650,339,381	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	4,335,732	$49,387,339
Diversified Bond Portfolio Class P *	25,262,255	344,916,790
Floating Rate Income Portfolio Class P *	4,179,567	55,554,585
High Yield Bond Portfolio Class P *	9,083,328	85,610,010
Inflation Managed Portfolio Class P *	4,061,516	55,649,146
Intermediate Bond Portfolio Class P *	11,810,803	106,101,838
Managed Bond Portfolio Class P *	10,913,182	158,635,106
Short Duration Bond Portfolio Class P *	14,088,737	151,750,989
Emerging Markets Debt Portfolio Class P *	2,789,429	30,171,357
Dividend Growth Portfolio Class P *	462,155	15,900,647
Equity Index Portfolio Class P *	109,125	10,806,660
Focused Growth Portfolio Class P *	311,384	13,165,786
Growth Portfolio Class P *	214,559	10,693,437
Large-Cap Core Portfolio Class P *	178,983	10,768,654
Large-Cap Growth Portfolio Class P *	541,419	10,473,095
Large-Cap Value Portfolio Class P *	518,101	16,839,905
Mid-Cap Equity Portfolio Class P *	202,358	7,075,575
Mid-Cap Growth Portfolio Class P *	591,315	14,027,206
Mid-Cap Value Portfolio Class P *	407,972	14,286,974
Small-Cap Equity Portfolio Class P *	271,340	8,865,245
Small-Cap Value Portfolio Class P *	294,820	8,892,413
Value Portfolio Class P *	757,413	15,801,207
Value Advantage Portfolio Class P *	664,861	15,038,921
Emerging Markets Portfolio Class P *	354,817	6,122,490
International Growth Portfolio Class P *	409,943	3,029,609
International Large-Cap Portfolio Class P *	454,169	5,440,992
International Small-Cap Portfolio Class P *	403,388	5,989,423
International Value Portfolio Class P *	653,476	9,543,412

Total Affiliated Mutual Funds (Cost $1,249,214,970)		1,240,538,811

TOTAL INVESTMENTS - 100.0% (Cost $1,249,214,970)		1,240,538,811

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(281,197)

NET ASSETS - 100.0%		$1,240,257,614

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	83.7%
Affiliated Equity Funds	16.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,240,538,811	$1,240,538,811	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	5,231,960	$59,596,064
Diversified Bond Portfolio Class P *	30,597,288	417,758,364
Floating Rate Income Portfolio Class P *	5,370,033	71,378,195
High Yield Bond Portfolio Class P *	13,087,965	123,353,558
Inflation Managed Portfolio Class P *	4,560,707	62,488,844
Intermediate Bond Portfolio Class P *	14,295,446	128,422,524
Managed Bond Portfolio Class P *	13,182,344	191,619,868
Short Duration Bond Portfolio Class P *	8,465,140	91,178,748
Emerging Markets Debt Portfolio Class P *	2,390,985	25,861,666
Dividend Growth Portfolio Class P *	1,256,446	43,228,559
Equity Index Portfolio Class P *	284,917	28,215,395
Focused Growth Portfolio Class P *	840,478	35,536,698
Growth Portfolio Class P *	580,767	28,944,887
Large-Cap Core Portfolio Class P *	466,048	28,040,183
Large-Cap Growth Portfolio Class P *	1,401,228	27,105,055
Large-Cap Value Portfolio Class P *	1,322,077	42,971,681
Mid-Cap Equity Portfolio Class P *	406,281	14,205,880
Mid-Cap Growth Portfolio Class P *	1,076,265	25,531,203
Mid-Cap Value Portfolio Class P *	1,013,642	35,497,259
Small-Cap Equity Portfolio Class P *	333,176	10,885,532
Small-Cap Growth Portfolio Class P *	93,842	2,536,694
Small-Cap Index Portfolio Class P *	431,234	11,840,734
Small-Cap Value Portfolio Class P *	278,659	8,404,958
Value Portfolio Class P *	1,974,696	41,196,252
Value Advantage Portfolio Class P *	1,751,467	39,617,576
Emerging Markets Portfolio Class P *	1,544,483	26,650,581
International Growth Portfolio Class P *	3,532,453	26,105,957
International Large-Cap Portfolio Class P *	2,898,008	34,718,428
International Small-Cap Portfolio Class P *	1,153,812	17,131,550
International Value Portfolio Class P *	3,518,795	51,388,781
Real Estate Portfolio Class P *	497,024	16,566,608

Total Affiliated Mutual Funds (Cost $1,687,908,839)		1,767,978,282

TOTAL INVESTMENTS - 100.0% (Cost $1,687,908,839)		1,767,978,282

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(395,785)

NET ASSETS - 100.0%		$1,767,582,497

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	66.3%
Affiliated Equity Funds	33.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,767,978,282	$1,767,978,282	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	17,216,835	$196,113,044
Diversified Bond Portfolio Class P *	100,527,704	1,372,549,371
Floating Rate Income Portfolio Class P *	20,034,675	266,299,833
High Yield Bond Portfolio Class P *	39,744,942	374,594,532
Inflation Managed Portfolio Class P *	11,087,753	151,919,637
Intermediate Bond Portfolio Class P *	47,099,763	423,118,696
Managed Bond Portfolio Class P *	43,329,796	629,846,252
Short Duration Bond Portfolio Class P *	32,581,717	350,940,444
Emerging Markets Debt Portfolio Class P *	6,805,165	73,606,851
Dividend Growth Portfolio Class P *	8,090,611	278,360,986
Equity Index Portfolio Class P *	1,837,981	182,015,791
Focused Growth Portfolio Class P *	5,562,073	235,172,971
Growth Portfolio Class P *	4,056,600	202,177,089
Large-Cap Core Portfolio Class P *	2,980,965	179,352,424
Large-Cap Growth Portfolio Class P *	9,740,317	188,414,587
Large-Cap Value Portfolio Class P *	7,916,203	257,301,533
Mid-Cap Equity Portfolio Class P *	2,350,309	82,180,010
Mid-Cap Growth Portfolio Class P *	7,040,652	167,018,677
Mid-Cap Value Portfolio Class P *	4,955,177	173,527,966
Small-Cap Equity Portfolio Class P *	2,417,180	78,974,182
Small-Cap Growth Portfolio Class P *	1,656,851	44,787,077
Small-Cap Index Portfolio Class P *	1,828,961	50,219,194
Small-Cap Value Portfolio Class P *	2,615,867	78,900,161
Value Portfolio Class P *	12,197,833	254,472,068
Value Advantage Portfolio Class P *	10,583,130	239,386,738
Emerging Markets Portfolio Class P *	6,635,808	114,503,161
International Growth Portfolio Class P *	22,095,520	163,292,966
International Large-Cap Portfolio Class P *	16,112,052	193,023,992
International Small-Cap Portfolio Class P *	4,942,984	73,392,357
International Value Portfolio Class P *	18,649,531	272,359,313
Real Estate Portfolio Class P *	3,182,535	106,078,913

Total Affiliated Mutual Funds (Cost $6,944,714,225)		7,453,900,816

TOTAL INVESTMENTS - 100.0% (Cost $6,944,714,225)		7,453,900,816

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,532,467)

NET ASSETS - 100.0%		$7,452,368,349

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	51.5%
Affiliated Equity Funds	48.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$7,453,900,816	$7,453,900,816	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	10,135,710	$115,453,561
Diversified Bond Portfolio Class P *	59,102,977	806,959,191
Floating Rate Income Portfolio Class P *	7,826,419	104,028,340
High Yield Bond Portfolio Class P *	21,702,260	204,542,958
Inflation Managed Portfolio Class P *	10,074,378	138,034,803
Intermediate Bond Portfolio Class P *	27,519,459	247,219,881
Managed Bond Portfolio Class P *	25,608,172	372,242,946
Short Duration Bond Portfolio Class P *	16,502,340	177,748,104
Emerging Markets Debt Portfolio Class P *	6,206,472	67,131,195
Dividend Growth Portfolio Class P *	10,270,935	353,375,957
Equity Index Portfolio Class P *	2,355,112	233,227,404
Focused Growth Portfolio Class P *	7,484,973	316,476,124
Growth Portfolio Class P *	5,445,417	271,394,435
Large-Cap Core Portfolio Class P *	3,809,112	229,178,607
Large-Cap Growth Portfolio Class P *	13,133,133	254,044,486
Large-Cap Value Portfolio Class P *	9,602,631	312,115,743
Mid-Cap Equity Portfolio Class P *	3,084,733	107,859,600
Mid-Cap Growth Portfolio Class P *	8,457,659	200,632,986
Mid-Cap Value Portfolio Class P *	6,887,527	241,197,953
Small-Cap Equity Portfolio Class P *	2,608,177	85,214,454
Small-Cap Growth Portfolio Class P *	1,433,016	38,736,488
Small-Cap Index Portfolio Class P *	2,043,378	56,106,628
Small-Cap Value Portfolio Class P *	2,709,135	81,713,330
Value Portfolio Class P *	14,553,076	303,607,306
Value Advantage Portfolio Class P *	12,933,276	292,546,225
Emerging Markets Portfolio Class P *	10,084,288	174,007,885
International Growth Portfolio Class P *	34,829,553	257,401,543
International Large-Cap Portfolio Class P *	19,230,788	230,386,763
International Small-Cap Portfolio Class P *	6,770,846	100,532,066
International Value Portfolio Class P *	17,511,582	255,740,612
Real Estate Portfolio Class P *	2,918,244	97,269,664

Total Affiliated Mutual Funds (Cost $6,080,932,816)		6,726,127,238

TOTAL INVESTMENTS - 100.0% (Cost $6,080,932,816)		6,726,127,238

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,372,596)

NET ASSETS - 100.0%		$6,724,754,642

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	66.8%
Affiliated Fixed Income Funds	33.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,726,127,238	$6,726,127,238	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	1,160,168	$13,215,204
Diversified Bond Portfolio Class P *	6,632,235	90,552,848
Floating Rate Income Portfolio Class P *	1,853,467	24,636,183
High Yield Bond Portfolio Class P *	5,120,952	48,264,773
Inflation Managed Portfolio Class P *	1,188,100	16,278,840
Intermediate Bond Portfolio Class P *	3,156,242	28,353,962
Managed Bond Portfolio Class P *	2,848,346	41,403,842
Short Duration Bond Portfolio Class P *	1,565,769	16,865,029
Emerging Markets Debt Portfolio Class P *	1,469,976	15,899,734
Dividend Growth Portfolio Class P *	2,705,834	93,095,394
Equity Index Portfolio Class P *	617,359	61,137,233
Focused Growth Portfolio Class P *	1,998,365	84,493,921
Growth Portfolio Class P *	1,451,609	72,346,834
Large-Cap Core Portfolio Class P *	995,833	59,915,192
Large-Cap Growth Portfolio Class P *	3,473,655	67,193,633
Large-Cap Value Portfolio Class P *	2,486,736	80,826,751
Mid-Cap Equity Portfolio Class P *	772,748	27,019,620
Mid-Cap Growth Portfolio Class P *	2,282,371	54,142,507
Mid-Cap Value Portfolio Class P *	1,632,354	57,164,264
Small-Cap Equity Portfolio Class P *	806,323	26,344,203
Small-Cap Growth Portfolio Class P *	1,070,723	28,943,193
Small-Cap Index Portfolio Class P *	623,418	17,117,680
Small-Cap Value Portfolio Class P *	892,030	26,905,549
Value Portfolio Class P *	3,788,516	79,036,288
Value Advantage Portfolio Class P *	3,337,447	75,491,889
Emerging Markets Portfolio Class P *	4,300,773	74,211,319
International Growth Portfolio Class P *	9,613,600	71,047,581
International Large-Cap Portfolio Class P *	5,553,693	66,533,800
International Small-Cap Portfolio Class P *	3,196,174	47,456,098
International Value Portfolio Class P *	5,376,603	78,520,359
Real Estate Portfolio Class P *	916,479	30,547,678

Total Affiliated Mutual Funds (Cost $1,400,215,152)		1,574,961,401

TOTAL INVESTMENTS - 100.0% (Cost $1,400,215,152)		1,574,961,401

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(345,191)

NET ASSETS - 100.0%		$1,574,616,210

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	81.2%
Affiliated Fixed Income Funds	18.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,574,961,401	$1,574,961,401	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.0%

Basic Materials - 1.5%

BHP Billiton Finance USA Ltd. (Australia) 3.850% due 09/30/23	$150,000	$151,193
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	301,932
DuPont de Nemours, Inc. 4.205% due 11/15/23	405,000	407,723
Fibria Overseas Finance Ltd. (Brazil) 4.000% due 01/14/25	250,000	248,114
Freeport-McMoRan, Inc. 4.550% due 11/14/24	350,000	348,901
LYB International Finance BV 4.000% due 07/15/23	113,000	112,954
Mosaic Co. 3.250% due 11/15/22	250,000	250,291
Nucor Corp. 2.000% due 06/01/25	250,000	235,506
Sherwin-Williams Co. 3.125% due 06/01/24	150,000	147,958
Steel Dynamics, Inc. 2.800% due 12/15/24	150,000	146,534
Westlake Corp. 0.875% due 08/15/24	250,000	238,798

		2,589,904

Communications - 4.6%

Alibaba Group Holding Ltd. (China) 3.600% due 11/28/24	250,000	248,508
Amazon.com, Inc.
0.450% due 05/12/24	535,000	509,170
0.800% due 06/03/25	350,000	326,328
2.730% due 04/13/24	200,000	198,635
3.000% due 04/13/25	250,000	247,792
3.800% due 12/05/24	250,000	252,889
AT&T, Inc. 0.900% due 03/25/24	400,000	381,726
Baidu, Inc. (China) 3.875% due 09/29/23	250,000	251,205
Bell Canada (Canada) 0.750% due 03/17/24	250,000	238,240
Booking Holdings, Inc. 3.650% due 03/15/25	150,000	149,884
Cisco Systems, Inc.
2.200% due 09/20/23	200,000	198,364
3.500% due 06/15/25	250,000	251,134
Comcast Corp.
3.375% due 02/15/25	250,000	248,090
3.700% due 04/15/24	500,000	501,642
Discovery Communications LLC
3.900% due 11/15/24	200,000	196,951
3.950% due 06/15/25	250,000	244,698
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% due 11/01/24	250,000	248,018
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25 ~	110,000	106,365
4.100% due 10/01/23	350,000	352,197
T-Mobile USA, Inc. 3.500% due 04/15/25	500,000	489,657
Thomson Reuters Corp. (Canada) 4.300% due 11/23/23	350,000	354,419
VeriSign, Inc. 5.250% due 04/01/25	200,000	201,256
Verizon Communications, Inc. 0.750% due 03/22/24	680,000	649,076
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	300,000	301,146

	Principal Amount	Value
Walt Disney Co.
1.750% due 08/30/24	$500,000	$482,390
3.350% due 03/24/25	250,000	248,121
Weibo Corp. (China) 3.500% due 07/05/24	250,000	243,503

		8,121,404

Consumer, Cyclical - 7.0%

American Honda Finance Corp.
0.650% due 09/08/23	535,000	518,992
0.750% due 08/09/24	165,000	155,311
1.500% due 01/13/25	200,000	190,026
2.400% due 06/27/24	250,000	244,386
AutoNation, Inc. 3.500% due 11/15/24	250,000	242,816
AutoZone, Inc. 3.125% due 07/15/23	300,000	298,909
Brunswick Corp. 0.850% due 08/18/24	250,000	231,231
General Motors Co.
4.875% due 10/02/23	300,000	303,078
5.400% due 10/02/23	750,000	761,575
General Motors Financial Co., Inc.
1.050% due 03/08/24	345,000	327,273
1.200% due 10/15/24	115,000	107,034
2.900% due 02/26/25	350,000	334,472
3.500% due 11/07/24	250,000	244,510
3.800% due 04/07/25	130,000	126,907
4.350% due 04/09/25	250,000	247,168
Genuine Parts Co. 1.750% due 02/01/25	250,000	235,760
Hasbro, Inc. 3.000% due 11/19/24	250,000	243,608
Home Depot, Inc. 2.700% due 04/15/25	135,000	132,585
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	165,000	158,866
Hyatt Hotels Corp.
1.300% due 10/01/23	60,000	58,130
1.800% due 10/01/24	90,000	85,142
Lennar Corp.
4.500% due 04/30/24	350,000	349,439
4.750% due 11/15/22	250,000	250,432
Lowe’s Cos., Inc. 4.000% due 04/15/25	250,000	251,062
Magallanes, Inc.
3.528% due 03/15/24 ~	500,000	489,921
3.638% due 03/15/25 ~	250,000	242,443
Magna International, Inc. (Canada) 3.625% due 06/15/24	250,000	250,064
Marriott International, Inc. 3.750% due 03/15/25	150,000	149,015
NIKE, Inc. 2.400% due 03/27/25	150,000	146,211
O’Reilly Automotive, Inc. 3.800% due 09/01/22	250,000	250,306
PACCAR Financial Corp.
0.350% due 08/11/23	340,000	329,186
0.350% due 02/02/24	80,000	76,370
0.500% due 08/09/24	140,000	131,827
2.850% due 04/07/25	100,000	98,106
Starbucks Corp. 3.850% due 10/01/23	250,000	251,858
Tapestry, Inc. 4.250% due 04/01/25	200,000	200,287
Target Corp. 2.250% due 04/15/25	350,000	338,315
Toyota Motor Corp. (Japan) 0.681% due 03/25/24	200,000	190,966

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Toyota Motor Credit Corp. 0.450% due 01/11/24	$250,000	$239,479
0.500% due 06/18/24	250,000	236,132
0.625% due 09/13/24	690,000	648,796
1.450% due 01/13/25	150,000	142,328
3.000% due 04/01/25	350,000	343,787
3.950% due 06/30/25	175,000	175,802
Walgreens Boots Alliance, Inc. 0.950% due 11/17/23	500,000	483,857
Walmart, Inc.
2.850% due 07/08/24	500,000	498,003
3.300% due 04/22/24	350,000	350,967
WW Grainger, Inc. 1.850% due 02/15/25	150,000	143,000

		12,505,738

Consumer, Non-Cyclical - 12.5%

AbbVie, Inc.
2.600% due 11/21/24	350,000	339,188
2.850% due 05/14/23	200,000	199,368
3.600% due 05/14/25	750,000	738,814
3.750% due 11/14/23	385,000	386,264
3.800% due 03/15/25	350,000	347,636
3.850% due 06/15/24	200,000	199,956
Aetna, Inc. 3.500% due 11/15/24	250,000	247,215
Altria Group, Inc.
2.350% due 05/06/25	250,000	236,293
4.000% due 01/31/24	250,000	250,672
AmerisourceBergen Corp. 3.250% due 03/01/25	150,000	147,053
Amgen, Inc.
1.900% due 02/21/25	250,000	238,799
3.125% due 05/01/25	250,000	245,309
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	200,000	189,710
BAT Capital Corp. (United Kingdom) 2.789% due 09/06/24	250,000	242,084
Baxter International, Inc. 1.322% due 11/29/24 ~	500,000	469,969
Becton Dickinson & Co. 3.734% due 12/15/24	500,000	498,126
Boston Scientific Corp. 1.900% due 06/01/25	250,000	236,381
Bristol-Myers Squibb Co.
0.537% due 11/13/23	230,000	222,132
2.900% due 07/26/24	750,000	743,608
Brown-Forman Corp. 3.500% due 04/15/25	200,000	199,826
Campbell Soup Co. 3.950% due 03/15/25	250,000	249,607
Cigna Corp.
0.613% due 03/15/24	100,000	95,296
3.500% due 06/15/24	350,000	348,058
3.750% due 07/15/23	217,000	217,581
CommonSpirit Health 2.950% due 11/01/22	250,000	250,120
Conagra Brands, Inc. 0.500% due 08/11/23	85,000	81,967
Constellation Brands, Inc.
3.600% due 05/09/24	50,000	49,849
4.750% due 11/15/24	150,000	152,209
CVS Health Corp.
2.750% due 12/01/22	250,000	249,920
4.100% due 03/25/25	250,000	251,838
DH Europe Finance II SARL 2.200% due 11/15/24	250,000	240,035
Diageo Capital PLC (United Kingdom) 2.125% due 10/24/24	250,000	241,369

	Principal Amount	Value
Elevance Health, Inc. 2.375% due 01/15/25	$250,000	$240,979
Equifax, Inc. 3.300% due 12/15/22	250,000	250,265
Gilead Sciences, Inc.
0.750% due 09/29/23	439,000	425,080
2.500% due 09/01/23	200,000	197,952
3.500% due 02/01/25	350,000	346,201
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.625% due 05/15/25	250,000	250,528
Global Payments, Inc. 1.500% due 11/15/24	460,000	432,223
GSK Consumer Healthcare Capital UK PLC (United Kingdom) 3.125% due 03/24/25 ~	350,000	341,294
GSK Consumer Healthcare Capital US LLC 3.024% due 03/24/24 ~	250,000	246,429
HCA, Inc.
5.000% due 03/15/24	250,000	251,348
5.250% due 04/15/25	350,000	351,015
Humana, Inc.
0.650% due 08/03/23	350,000	338,803
3.850% due 10/01/24	150,000	149,919
J M Smucker Co. 3.500% due 03/15/25	250,000	247,296
Johnson & Johnson 2.625% due 01/15/25	350,000	344,762
Kellogg Co. 2.650% due 12/01/23	250,000	247,728
Keurig Dr Pepper, Inc.
0.750% due 03/15/24	85,000	80,902
4.417% due 05/25/25	250,000	252,201
Kroger Co. 3.850% due 08/01/23	250,000	251,040
Laboratory Corp. of America Holdings
3.250% due 09/01/24	250,000	246,532
3.600% due 02/01/25	250,000	246,528
Merck & Co., Inc. 2.750% due 02/10/25	250,000	247,326
Mylan, Inc. 4.200% due 11/29/23	250,000	249,301
Novartis Capital Corp. (Switzerland)
1.750% due 02/14/25	250,000	241,346
3.400% due 05/06/24	500,000	502,485
PayPal Holdings, Inc.
1.650% due 06/01/25	250,000	236,073
2.400% due 10/01/24	185,000	180,566
PepsiCo, Inc.
0.400% due 10/07/23	130,000	126,172
2.750% due 04/30/25	250,000	246,230
PerkinElmer, Inc. 0.850% due 09/15/24	250,000	231,583
Pfizer, Inc. 3.200% due 09/15/23	600,000	600,376
Philip Morris International, Inc. 2.875% due 05/01/24	500,000	494,620
Quanta Services, Inc. 0.950% due 10/01/24	250,000	231,419
Quest Diagnostics, Inc. 3.500% due 03/30/25	250,000	246,380
Reynolds American, Inc. (United Kingdom)
4.450% due 06/12/25	350,000	348,382
4.850% due 09/15/23	500,000	505,198
Royalty Pharma PLC 0.750% due 09/02/23	535,000	515,406
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	140,000	138,501
Stryker Corp. 0.600% due 12/01/23	355,000	340,632

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Thermo Fisher Scientific, Inc. 1.215% due 10/18/24	$500,000	$474,246
Tyson Foods, Inc. 3.950% due 08/15/24	250,000	249,792
Unilever Capital Corp. (United Kingdom) 0.375% due 09/14/23	100,000	96,898
0.626% due 08/12/24	165,000	155,764
3.250% due 03/07/24	250,000	250,416
UnitedHealth Group, Inc.
0.550% due 05/15/24	165,000	157,164
3.500% due 02/15/24	250,000	251,224
Verisk Analytics, Inc. 4.000% due 06/15/25	250,000	248,258
Zimmer Biomet Holdings, Inc. 1.450% due 11/22/24	180,000	169,602

		22,280,637

Energy - 6.5%

Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc. 1.231% due 12/15/23	80,000	77,710
Boardwalk Pipelines LP 4.950% due 12/15/24	500,000	503,861
Chevron Corp. 2.895% due 03/03/24	250,000	249,536
Chevron USA, Inc. 0.426% due 08/11/23	75,000	72,933
3.900% due 11/15/24	350,000	354,357
Columbia Pipeline Group, Inc. 4.500% due 06/01/25	250,000	252,294
ConocoPhillips Co.
2.125% due 03/08/24	200,000	196,191
2.400% due 03/07/25	200,000	193,198
Continental Resources, Inc. 3.800% due 06/01/24	285,000	281,650
Coterra Energy, Inc. 4.375% due 06/01/24 ~	150,000	150,034
Enbridge, Inc. (Canada)
0.550% due 10/04/23	80,000	77,079
2.150% due 02/16/24	45,000	43,697
2.500% due 01/15/25	250,000	240,771
2.500% due 02/14/25	40,000	38,432
3.500% due 06/10/24	250,000	247,465
Energy Transfer LP
2.900% due 05/15/25	250,000	237,875
3.600% due 02/01/23	300,000	299,217
4.200% due 09/15/23	250,000	250,484
5.875% due 01/15/24	250,000	255,078
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	250,000	251,358
Enterprise Products Operating LLC 3.750% due 02/15/25	200,000	197,857
Exxon Mobil Corp.
2.992% due 03/19/25	500,000	492,965
3.176% due 03/15/24	350,000	350,235
Hess Corp. 3.500% due 07/15/24	250,000	246,307
Kinder Morgan, Inc.
3.150% due 01/15/23	350,000	349,538
4.300% due 06/01/25	350,000	348,718
Marathon Petroleum Corp. 4.700% due 05/01/25	250,000	253,262
MPLX LP
4.875% due 12/01/24	500,000	503,968
4.875% due 06/01/25	250,000	251,523
ONEOK, Inc. 7.500% due 09/01/23	250,000	259,046
Plains All American Pipeline LP/PAA Finance Corp. 3.600% due 11/01/24	350,000	342,637

	Principal Amount	Value
Sabine Pass Liquefaction LLC
5.625% due 03/01/25	$150,000	$153,168
5.750% due 05/15/24	500,000	510,357
Schlumberger Investment SA 3.650% due 12/01/23	500,000	501,996
Shell International Finance BV (Netherlands) 0.375% due 09/15/23	100,000	96,859
2.000% due 11/07/24	350,000	340,168
3.250% due 05/11/25	350,000	346,179
Total Capital International SA (France)
2.434% due 01/10/25	350,000	340,612
2.700% due 01/25/23	250,000	249,786
TransCanada PipeLines Ltd. (Canada) 1.000% due 10/12/24	400,000	373,540
Williams Cos., Inc.
3.900% due 01/15/25	350,000	346,088
4.300% due 03/04/24	200,000	200,979
4.500% due 11/15/23	250,000	251,850

		11,580,858

Financial - 46.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.150% due 10/29/23	360,000	343,259
1.650% due 10/29/24	685,000	633,236
1.750% due 10/29/24	285,000	263,201
4.875% due 01/16/24	350,000	348,380
Affiliated Managers Group, Inc. 4.250% due 02/15/24	350,000	352,421
Aflac, Inc. 3.625% due 11/15/24	250,000	250,573
Air Lease Corp.
0.700% due 02/15/24	200,000	188,937
0.800% due 08/18/24	85,000	77,899
2.250% due 01/15/23	250,000	247,515
2.300% due 02/01/25	150,000	140,523
2.625% due 07/01/22	200,000	200,000
Aircastle Ltd. 4.400% due 09/25/23	250,000	246,883
Ally Financial, Inc.
1.450% due 10/02/23	65,000	62,872
5.125% due 09/30/24	350,000	353,700
5.800% due 05/01/25	250,000	255,581
American Express Co.
0.750% due 11/03/23	150,000	145,219
2.250% due 03/04/25	160,000	153,900
3.000% due 10/30/24	250,000	245,893
3.375% due 05/03/24	275,000	273,275
3.700% due 08/03/23	750,000	753,038
American International Group, Inc. 2.500% due 06/30/25	350,000	334,053
American Tower Corp. REIT 3.375% due 05/15/24	750,000	739,555
Ameriprise Financial, Inc. 3.000% due 04/02/25	250,000	244,355
Ares Capital Corp. 4.200% due 06/10/24	250,000	245,637
AvalonBay Communities, Inc. REIT 3.500% due 11/15/24	250,000	247,212
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	200,000	193,042
Banco Santander SA (Spain)
2.746% due 05/28/25	250,000	237,074
3.496% due 03/24/25	200,000	195,608
3.892% due 05/24/24	200,000	199,133
Bank of America Corp.
0.810% due 10/24/24	1,000,000	953,713
0.976% due 04/22/25	1,250,000	1,176,803

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
0.981% due 09/25/25	$500,000	$463,115
1.319% due 06/19/26	350,000	318,621
1.530% due 12/06/25	350,000	326,043
1.843% due 02/04/25	400,000	385,892
2.456% due 10/22/25	500,000	476,775
3.366% due 01/23/26	250,000	242,444
3.384% due 04/02/26	350,000	339,718
3.841% due 04/25/25	500,000	497,913
3.864% due 07/23/24	800,000	796,945
4.200% due 08/26/24	500,000	501,482
Bank of Montreal (Canada)
0.400% due 09/15/23	170,000	164,233
0.450% due 12/08/23	430,000	413,229
0.625% due 07/09/24	285,000	268,359
1.500% due 01/10/25	145,000	137,009
1.850% due 05/01/25	250,000	236,818
2.150% due 03/08/24	300,000	293,641
3.700% due 06/07/25	610,000	605,455
Bank of New York Mellon Corp.
0.350% due 12/07/23	415,000	399,995
0.500% due 04/26/24	250,000	237,521
0.850% due 10/25/24	200,000	188,461
3.350% due 04/25/25	200,000	197,908
3.430% due 06/13/25	200,000	198,533
3.450% due 08/11/23	500,000	501,494
Bank of Nova Scotia (Canada)
0.400% due 09/15/23	200,000	193,227
0.550% due 09/15/23	150,000	145,104
0.650% due 07/31/24	485,000	455,016
0.700% due 04/15/24	250,000	237,247
1.450% due 01/10/25	190,000	180,004
2.440% due 03/11/24	300,000	293,846
3.400% due 02/11/24	250,000	249,013
3.450% due 04/11/25	120,000	118,577
Barclays PLC (United Kingdom)
1.007% due 12/10/24	345,000	327,684
2.852% due 05/07/26	250,000	236,417
3.650% due 03/16/25	250,000	244,915
3.932% due 05/07/25	750,000	738,446
BGC Partners, Inc. 5.375% due 07/24/23	250,000	251,703
Blackstone Private Credit Fund
2.350% due 11/22/24 ~	200,000	184,013
2.700% due 01/15/25 ~	115,000	105,035
4.700% due 03/24/25 ~	200,000	192,322
Blackstone Secured Lending Fund 3.650% due 07/14/23	100,000	98,038
BNP Paribas SA (France) 4.250% due 10/15/24	250,000	249,200
Boston Properties LP REIT 3.200% due 01/15/25	350,000	341,677
BPCE SA (France) 4.000% due 04/15/24	350,000	349,660
Brixmor Operating Partnership LP 3.850% due 02/01/25	150,000	147,742
Brookfield Asset Management, Inc. (Canada) 4.000% due 01/15/25	350,000	348,654
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	250,000	239,627
1.000% due 10/18/24	150,000	140,099
3.100% due 04/02/24	250,000	247,501
3.300% due 04/07/25	35,000	34,371
3.500% due 09/13/23	250,000	250,210
Capital One Financial Corp.
1.343% due 12/06/24	160,000	153,439
2.636% due 03/03/26	435,000	411,275
3.200% due 02/05/25	500,000	486,635
3.300% due 10/30/24	400,000	390,700
4.166% due 05/09/25	150,000	147,902

	Principal Amount	Value
Charles Schwab Corp.
0.750% due 03/18/24	$400,000	$383,985
3.625% due 04/01/25	200,000	198,809
3.850% due 05/21/25	250,000	250,880
Chubb INA Holdings, Inc.
3.150% due 03/15/25	150,000	147,393
3.350% due 05/15/24	250,000	249,383
Citigroup, Inc.
0.776% due 10/30/24	1,250,000	1,192,462
0.981% due 05/01/25	850,000	797,023
1.281% due 11/03/25	650,000	604,029
3.106% due 04/08/26	500,000	480,601
3.290% due 03/17/26	250,000	241,996
3.352% due 04/24/25	250,000	245,075
4.140% due 05/24/25	160,000	159,489
Citizens Bank NA 4.119% due 05/23/25	300,000	299,125
CME Group, Inc. 3.000% due 03/15/25	150,000	148,207
CNO Financial Group, Inc. 5.250% due 05/30/25	250,000	254,116
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	435,000	413,945
1.375% due 01/10/25	100,000	94,154
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	290,000	273,519
0.520% due 08/09/23	350,000	337,842
3.625% due 09/09/24	250,000	245,744
3.700% due 02/21/25	375,000	366,613
Credit Suisse Group AG (Switzerland) 3.750% due 03/26/25	250,000	242,484
Crown Castle International Corp. REIT 3.200% due 09/01/24	250,000	245,043
Deutsche Bank AG (Germany)
0.898% due 05/28/24	400,000	375,022
0.962% due 11/08/23	150,000	143,813
1.447% due 04/01/25	250,000	233,772
2.222% due 09/18/24	550,000	530,601
3.961% due 11/26/25	250,000	241,811
Discover Bank 4.200% due 08/08/23	300,000	301,166
EPR Properties 4.500% due 04/01/25	200,000	196,288
Equinix, Inc. 2.625% due 11/18/24	250,000	240,022
Fifth Third Bancorp
2.375% due 01/28/25	250,000	239,634
3.650% due 01/25/24	250,000	249,149
FS KKR Capital Corp.
1.650% due 10/12/24	200,000	178,079
4.625% due 07/15/24	250,000	245,520
GLP Capital LP/GLP Financing II, Inc. 5.250% due 06/01/25	350,000	343,929
Goldman Sachs BDC, Inc. 3.750% due 02/10/25	250,000	242,348
Goldman Sachs Group, Inc.
0.657% due 09/10/24	850,000	813,765
0.855% due 02/12/26	500,000	455,323
0.925% due 10/21/24	350,000	334,923
1.217% due 12/06/23	250,000	241,035
1.757% due 01/24/25	280,000	269,381
3.000% due 03/15/24	350,000	345,644
3.272% due 09/29/25	500,000	486,335
3.500% due 04/01/25	350,000	343,546
3.750% due 05/22/25	500,000	494,655
3.850% due 07/08/24	500,000	501,523
4.000% due 03/03/24	150,000	150,600
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	250,000	244,724

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	$200,000	$191,854
1.162% due 11/22/24	300,000	286,615
1.645% due 04/18/26	350,000	321,089
2.099% due 06/04/26	250,000	231,243
2.633% due 11/07/25	350,000	334,128
2.999% due 03/10/26	200,000	190,610
3.803% due 03/11/25	750,000	740,119
4.180% due 12/09/25	750,000	738,938
HSBC USA, Inc. 3.750% due 05/24/24	200,000	198,959
Huntington National Bank 4.008% due 05/16/25	250,000	249,866
ING Groep NV (Netherlands) 3.550% due 04/09/24	500,000	495,826
3.869% due 03/28/26	250,000	245,309
Intercontinental Exchange, Inc. 3.650% due 05/23/25	95,000	94,362
JPMorgan Chase & Co.
0.563% due 02/16/25	750,000	706,804
0.768% due 08/09/25	315,000	292,471
0.824% due 06/01/25	755,000	706,248
0.969% due 06/23/25	750,000	701,774
1.561% due 12/10/25	250,000	233,672
2.301% due 10/15/25	250,000	238,324
2.595% due 02/24/26	500,000	475,815
3.220% due 03/01/25	250,000	245,707
3.797% due 07/23/24	600,000	598,103
3.845% due 06/14/25	400,000	396,442
4.023% due 12/05/24	850,000	847,711
4.080% due 04/26/26	350,000	346,118
KeyCorp 3.878% due 05/23/25	45,000	44,697
Kimco Realty Corp. REIT 3.300% due 02/01/25	150,000	146,888
Lincoln National Corp. 4.000% due 09/01/23	250,000	251,426
Lloyds Banking Group PLC (United Kingdom)
3.511% due 03/18/26	200,000	194,904
3.870% due 07/09/25	250,000	247,136
3.900% due 03/12/24	250,000	248,659
4.050% due 08/16/23	250,000	250,759
4.450% due 05/08/25	250,000	250,552
4.500% due 11/04/24	250,000	249,609
Main Street Capital Corp. 5.200% due 05/01/24	250,000	249,423
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25	250,000	246,988
3.875% due 03/15/24	250,000	250,705
MetLife, Inc. 4.368% due 09/15/23	250,000	253,104
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.848% due 09/15/24	850,000	818,833
0.962% due 10/11/25	350,000	324,478
2.193% due 02/25/25	250,000	237,579
2.801% due 07/18/24	500,000	487,421
Mizuho Financial Group, Inc. (Japan)
0.849% due 09/08/24	200,000	192,378
1.241% due 07/10/24	300,000	291,787
2.651% due 05/22/26	350,000	332,249
Morgan Stanley
0.790% due 05/30/25	250,000	232,944
0.791% due 01/22/25	250,000	236,505
0.864% due 10/21/25	750,000	692,416
1.164% due 10/21/25	555,000	514,793
2.188% due 04/28/26	1,000,000	937,435
2.630% due 02/18/26	300,000	286,592
3.620% due 04/17/25	300,000	296,413
3.875% due 04/29/24	500,000	501,104

	Principal Amount	Value
National Bank of Canada (Canada) 0.550% due 11/15/24	$350,000	$333,856
Natwest Group PLC (United Kingdom)
3.875% due 09/12/23	220,000	219,416
4.269% due 03/22/25	500,000	495,290
5.125% due 05/28/24	350,000	351,891
Nomura Holdings, Inc. (Japan) 2.648% due 01/16/25	350,000	334,313
Oaktree Specialty Lending Corp. 3.500% due 02/25/25	150,000	142,272
Office Properties Income Trust 4.500% due 02/01/25	150,000	143,860
Old Republic International Corp. 4.875% due 10/01/24	150,000	152,449
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	52,000	52,180
4.500% due 01/15/25	400,000	396,833
ORIX Corp. (Japan) 2.900% due 07/18/22	200,000	200,003
Owl Rock Capital Corp. 5.250% due 04/15/24	350,000	348,944
PNC Bank NA
2.500% due 08/27/24	500,000	486,268
3.250% due 06/01/25	250,000	246,327
3.875% due 04/10/25	250,000	248,117
PNC Financial Services Group, Inc. 3.500% due 01/23/24	250,000	250,235
Realty Income Corp. REIT 3.875% due 04/15/25	200,000	198,706
Royal Bank of Canada (Canada)
0.425% due 01/19/24	645,000	618,218
0.650% due 07/29/24	200,000	188,069
0.750% due 10/07/24	500,000	467,303
1.150% due 06/10/25	250,000	231,620
1.600% due 01/21/25	150,000	142,109
3.375% due 04/14/25	250,000	247,019
Santander Holdings USA, Inc.
3.500% due 06/07/24	250,000	245,831
4.260% due 06/09/25	150,000	148,291
Santander UK Group Holdings PLC (United Kingdom)
1.089% due 03/15/25	250,000	233,625
4.796% due 11/15/24	350,000	350,196
Simon Property Group LP REIT 3.375% due 10/01/24	350,000	345,460
SITE Centers Corp. REIT 3.625% due 02/01/25	250,000	243,228
Sixth Street Specialty Lending, Inc. 3.875% due 11/01/24	350,000	338,024
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	249,402
Sumitomo Mitsui Banking Corp. (Japan)
3.000% due 01/18/23	250,000	250,036
3.950% due 07/19/23	250,000	251,141
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.508% due 01/12/24	650,000	619,338
2.448% due 09/27/24	350,000	337,357
SVB Financial Group 3.500% due 01/29/25	250,000	244,987
Svenska Handelsbanken AB (Sweden) 3.900% due 11/20/23	300,000	301,468
Synchrony Financial
4.250% due 08/15/24	500,000	497,440
4.875% due 06/13/25	130,000	128,684
Toronto-Dominion Bank (Canada)
0.450% due 09/11/23	500,000	483,934
0.550% due 03/04/24	250,000	238,079
1.150% due 06/12/25	250,000	230,894
1.250% due 12/13/24	130,000	122,772

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.350% due 03/08/24	$200,000	$196,032
2.650% due 06/12/24	500,000	491,135
3.766% due 06/06/25	200,000	199,141
Truist Bank 2.150% due 12/06/24	750,000	722,257
Truist Financial Corp.
2.500% due 08/01/24	250,000	244,220
3.700% due 06/05/25	350,000	348,545
3.750% due 12/06/23	250,000	251,622
US Bancorp 3.375% due 02/05/24	250,000	249,635
US Bank NA
2.050% due 01/21/25	500,000	480,750
2.800% due 01/27/25	350,000	342,484
3.400% due 07/24/23	250,000	249,935
Ventas Realty LP REIT 2.650% due 01/15/25	350,000	335,069
Vornado Realty LP REIT 3.500% due 01/15/25	250,000	242,262
Wells Fargo & Co.
0.805% due 05/19/25	310,000	290,478
2.188% due 04/30/26	250,000	234,207
2.406% due 10/30/25	250,000	238,278
3.000% due 02/19/25	500,000	489,225
3.300% due 09/09/24	250,000	246,912
3.908% due 04/25/26	295,000	290,500
4.125% due 08/15/23	1,250,000	1,259,785
Welltower, Inc. REIT 3.625% due 03/15/24	250,000	248,180
Western Union Co. 2.850% due 01/10/25	250,000	240,006
Westpac Banking Corp. (Australia)
1.019% due 11/18/24	135,000	126,796
2.350% due 02/19/25	850,000	821,125
Willis North America, Inc. 3.600% due 05/15/24	150,000	147,855

		83,715,721

Industrial - 6.6%

3M Co.
2.000% due 02/14/25	250,000	240,986
3.250% due 02/14/24	250,000	249,711
Arrow Electronics, Inc. 3.250% due 09/08/24	350,000	342,457
Berry Global, Inc. 0.950% due 02/15/24	250,000	236,950
Boeing Co.
1.167% due 02/04/23	220,000	217,570
1.433% due 02/04/24	335,000	320,273
1.950% due 02/01/24	250,000	242,077
2.850% due 10/30/24	150,000	145,349
4.875% due 05/01/25	500,000	498,850
Burlington Northern Santa Fe LLC 3.850% due 09/01/23	200,000	201,268
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	225,000	211,918
2.900% due 02/01/25	150,000	145,798
Carlisle Cos., Inc.
0.550% due 09/01/23	40,000	38,600
3.500% due 12/01/24	150,000	148,433
Carrier Global Corp. 2.242% due 02/15/25	350,000	333,013
Caterpillar Financial Services Corp.
0.450% due 05/17/24	150,000	142,238
0.600% due 09/13/24	300,000	282,505
0.650% due 07/07/23	100,000	97,567
0.950% due 01/10/24	400,000	386,603
2.150% due 11/08/24	500,000	484,968
3.400% due 05/13/25	250,000	249,693

	Principal Amount	Value
CNH Industrial Capital LLC
1.950% due 07/02/23	$180,000	$175,990
3.950% due 05/23/25	95,000	94,097
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	250,000	252,209
CSX Corp. 3.400% due 08/01/24	250,000	248,077
Fortune Brands Home & Security, Inc. 4.000% due 09/21/23	250,000	250,931
General Dynamics Corp.
3.250% due 04/01/25	250,000	248,159
3.500% due 05/15/25	250,000	249,079
Honeywell International, Inc. 1.350% due 06/01/25	350,000	329,902
Huntington Ingalls Industries, Inc. 0.670% due 08/16/23 ~	250,000	241,176
John Deere Capital Corp.
0.400% due 10/10/23	275,000	266,370
0.450% due 01/17/24	200,000	191,901
0.450% due 06/07/24	165,000	156,013
0.625% due 09/10/24	70,000	65,893
0.900% due 01/10/24	120,000	115,905
1.250% due 01/10/25	120,000	113,896
2.125% due 03/07/25	65,000	62,823
2.650% due 06/24/24	500,000	493,920
3.400% due 06/06/25	55,000	54,807
3.450% due 03/13/25	150,000	150,144
Johnson Controls International PLC 3.625% due 07/02/24 §	250,000	248,257
Keysight Technologies, Inc. 4.550% due 10/30/24	250,000	253,386
Legrand France SA (France) 8.500% due 02/15/25	100,000	110,718
Northrop Grumman Corp. 2.930% due 01/15/25	100,000	97,917
Owens Corning 4.200% due 12/01/24	150,000	149,977
Packaging Corp. of America 3.650% due 09/15/24	350,000	348,716
Parker-Hannifin Corp. 3.500% due 09/15/22	200,000	200,287
3.650% due 06/15/24	215,000	213,754
Republic Services, Inc. 2.500% due 08/15/24	350,000	339,166
TD SYNNEX Corp. 1.250% due 08/09/24 ~	250,000	233,518
Teledyne Technologies, Inc. 0.950% due 04/01/24	200,000	189,250
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/24	211,000	211,500
WRKCo, Inc. 3.750% due 03/15/25	250,000	248,014

		11,822,579

Technology - 7.0%

Adobe, Inc. 3.250% due 02/01/25	250,000	248,803
Analog Devices, Inc. 2.950% due 04/01/25	200,000	196,105
Apple, Inc.
2.500% due 02/09/25	350,000	343,657
2.750% due 01/13/25	500,000	494,391
3.200% due 05/13/25	350,000	350,495
3.450% due 05/06/24	500,000	502,165
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% due 01/15/24	500,000	499,787
CDW LLC/CDW Finance Corp. 4.125% due 05/01/25	250,000	243,535

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Dell International LLC/EMC Corp. 4.000% due 07/15/24	$250,000	$249,313
Fidelity National Information Services, Inc. 0.600% due 03/01/24	335,000	317,285
Fiserv, Inc.
2.750% due 07/01/24	350,000	341,755
3.800% due 10/01/23	350,000	350,333
Genpact Luxembourg SARL 3.375% due 12/01/24	250,000	245,518
Hewlett Packard Enterprise Co.
1.450% due 04/01/24	250,000	240,094
4.450% due 10/02/23	250,000	252,657
HP, Inc. 2.200% due 06/17/25	250,000	236,610
Intel Corp.
2.700% due 12/15/22	400,000	399,941
3.400% due 03/25/25	250,000	249,915
International Business Machines Corp.
3.000% due 05/15/24	600,000	595,754
3.375% due 08/01/23	250,000	250,579
3.625% due 02/12/24	250,000	250,741
Intuit, Inc. 0.650% due 07/15/23	65,000	63,177
KLA Corp. 4.650% due 11/01/24	250,000	253,836
Microsoft Corp.
2.000% due 08/08/23	250,000	247,686
2.700% due 02/12/25	250,000	248,800
2.875% due 02/06/24	350,000	349,164
NetApp, Inc. 1.875% due 06/22/25	250,000	233,438
NVIDIA Corp. 0.584% due 06/14/24	500,000	475,123
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24 ~	250,000	252,587
Oracle Corp.
2.400% due 09/15/23	600,000	590,978
2.500% due 04/01/25	350,000	332,986
2.950% due 11/15/24	700,000	679,139
2.950% due 05/15/25	500,000	479,293
Salesforce, Inc. 0.625% due 07/15/24	345,000	326,717
Texas Instruments, Inc. 1.375% due 03/12/25	150,000	142,173
VMware, Inc.
0.600% due 08/15/23	145,000	140,200
1.000% due 08/15/24	155,000	145,152
4.500% due 05/15/25	250,000	250,933
Xilinx, Inc. 2.950% due 06/01/24	350,000	347,648

		12,418,463

Utilities - 6.4%

Ameren Corp. 2.500% due 09/15/24	500,000	485,047
American Electric Power Co., Inc.
0.750% due 11/01/23	185,000	178,022
2.031% due 03/15/24	90,000	87,124
Avangrid, Inc. 3.150% due 12/01/24	250,000	244,385
Berkshire Hathaway Energy Co.
3.500% due 02/01/25	250,000	250,314
4.050% due 04/15/25	200,000	201,475
Black Hills Corp. 1.037% due 08/23/24	135,000	126,322
Connecticut Light & Power Co. 2.500% due 01/15/23	350,000	348,462
Consolidated Edison, Inc. 0.650% due 12/01/23	200,000	192,432

	Principal Amount	Value
Constellation Energy Generation LLC 3.250% due 06/01/25	$250,000	$239,693
Dominion Energy, Inc.
3.071% due 08/15/24 §	250,000	244,270
3.300% due 03/15/25	150,000	147,154
DTE Energy Co. 1.050% due 06/01/25	250,000	230,186
Duke Energy Corp. 3.750% due 04/15/24	500,000	499,805
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	250,000	241,707
Emera US Finance LP 0.833% due 06/15/24	350,000	327,048
Entergy Louisiana LLC
0.620% due 11/17/23	151,000	145,540
0.950% due 10/01/24	145,000	136,278
Eversource Energy 4.200% due 06/27/24	110,000	110,403
Exelon Corp. 3.950% due 06/15/25	250,000	249,400
Florida Power & Light Co. 2.850% due 04/01/25	350,000	344,083
ITC Holdings Corp. 2.700% due 11/15/22	200,000	199,280
MidAmerican Energy Co. 3.500% due 10/15/24	250,000	250,087
National Rural Utilities Cooperative Finance Corp.
0.350% due 02/08/24	95,000	90,482
1.000% due 10/18/24	315,000	295,951
1.875% due 02/07/25	200,000	191,273
NextEra Energy Capital Holdings, Inc.
2.940% due 03/21/24	160,000	157,689
4.450% due 06/20/25	120,000	120,949
Oncor Electric Delivery Co. LLC 2.950% due 04/01/25	250,000	244,517
ONE Gas, Inc. 1.100% due 03/11/24	250,000	238,308
Pacific Gas and Electric Co.
1.700% due 11/15/23	105,000	101,243
3.250% due 02/16/24	365,000	355,726
4.250% due 08/01/23	250,000	248,700
4.950% due 06/08/25	50,000	49,079
Pinnacle West Capital Corp. 1.300% due 06/15/25	250,000	228,902
Public Service Enterprise Group, Inc.
0.841% due 11/08/23	125,000	119,979
2.875% due 06/15/24	500,000	489,645
Puget Energy, Inc. 3.650% due 05/15/25	250,000	245,013
Sempra Energy 3.300% due 04/01/25	245,000	239,588
Southern California Edison Co.
0.975% due 08/01/24	525,000	495,348
1.100% due 04/01/24	255,000	242,742
4.200% due 06/01/25	65,000	65,477
Southern California Gas Co. 3.200% due 06/15/25	250,000	246,057
Southern Co.
0.600% due 02/26/24	115,000	108,909
4.475% due 08/01/24 §	165,000	165,758
Southern Co. Gas Capital Corp. 2.450% due 10/01/23	350,000	345,345
WEC Energy Group, Inc.
0.550% due 09/15/23	250,000	241,626
0.800% due 03/15/24	125,000	118,780
Xcel Energy, Inc. 0.500% due 10/15/23	580,000	558,389

		11,483,992

Total Corporate Bonds & Notes (Cost $183,754,746)		176,519,296

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Institutional Shares 1.330%	5,127,288	$5,127,288

Total Short-Term Investment (Cost $5,127,288)		5,127,288

TOTAL INVESTMENTS - 101.9% (Cost $188,882,034)		181,646,584

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(3,338,393)

NET ASSETS - 100.0%		$178,308,191

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	46.9%
Consumer, Non-Cyclical	12.5%
Consumer, Cyclical	7.0%
Technology	7.0%
Industrial	6.6%
Energy	6.5%
Utilities	6.4%
Communications	4.6%
Others (each less than 3.0%)	4.4%

	101.9%
Other Assets & Liabilities, Net	(1.9%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$176,519,296	$-	$176,519,296	$-
	Short-Term Investment	5,127,288	5,127,288	-	-

	Total Assets	181,646,584	5,127,288	176,519,296	-

Liabilities	Due to Custodian	(248,943)	-	(248,943)	-

	Total Liabilities	(248,943)	-	(248,943)	-

	Total	$181,397,641	$5,127,288	$176,270,353	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.7%
Basic Materials - 0.6%
Air Products & Chemicals, Inc. 3.350% due 07/31/24	$100,000	$99,789
Albemarle Corp.
5.050% due 06/01/32	100,000	97,786
5.450% due 12/01/44	50,000	49,174
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	500,000	514,786
Celanese US Holdings LLC 1.400% due 08/05/26	25,000	21,536
Dow Chemical Co.
2.100% due 11/15/30	250,000	206,255
3.600% due 11/15/50	250,000	191,205
4.250% due 10/01/34	141,000	133,960
4.800% due 05/15/49	65,000	59,225
DuPont de Nemours, Inc.
4.493% due 11/15/25	350,000	352,913
4.725% due 11/15/28	150,000	150,631
5.319% due 11/15/38	65,000	64,461
5.419% due 11/15/48	75,000	74,657
Eastman Chemical Co.
3.800% due 03/15/25	100,000	98,828
4.650% due 10/15/44	50,000	43,184
4.800% due 09/01/42	100,000	89,030
Ecolab, Inc.
0.900% due 12/15/23	35,000	33,910
1.650% due 02/01/27	100,000	91,515
2.125% due 02/01/32	100,000	84,448
2.700% due 12/15/51	100,000	71,423
Fibria Overseas Finance Ltd. (Brazil) 5.500% due 01/17/27	50,000	49,656
FMC Corp. 4.100% due 02/01/24	50,000	50,103
Freeport-McMoRan, Inc.
4.125% due 03/01/28	150,000	139,490
4.625% due 08/01/30	100,000	92,949
5.450% due 03/15/43	100,000	92,728
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	131,950
Huntsman International LLC 4.500% due 05/01/29	45,000	42,476
International Paper Co.
4.350% due 08/15/48	54,000	48,076
6.000% due 11/15/41	200,000	208,031
Kinross Gold Corp. (Canada) 5.950% due 03/15/24	100,000	102,420
Linde, Inc. 1.100% due 08/10/30	50,000	40,036
2.000% due 08/10/50	30,000	18,994
LYB International Finance III LLC
1.250% due 10/01/25	20,000	18,120
2.250% due 10/01/30	25,000	20,641
3.375% due 10/01/40	30,000	23,147
3.625% due 04/01/51	40,000	29,616
3.800% due 10/01/60	30,000	21,352
4.200% due 05/01/50	300,000	244,416
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	64,316
Mosaic Co. 5.450% due 11/15/33	163,000	168,151
NewMarket Corp. 2.700% due 03/18/31	100,000	82,888
Newmont Corp.
2.250% due 10/01/30	65,000	54,018
2.600% due 07/15/32	100,000	82,627
5.875% due 04/01/35	100,000	105,923
Nucor Corp.
2.000% due 06/01/25	250,000	235,506
2.979% due 12/15/55	25,000	16,971

	Principal Amount	Value
Nutrien Ltd. (Canada)
2.950% due 05/13/30	$50,000	$44,545
4.200% due 04/01/29	55,000	53,482
5.250% due 01/15/45	139,000	138,417
PPG Industries, Inc.
1.200% due 03/15/26	70,000	62,969
2.800% due 08/15/29	50,000	45,355
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	40,000	36,470
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51	50,000	36,667
7.125% due 07/15/28	50,000	57,631
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	199,737
RPM International, Inc. 5.250% due 06/01/45	50,000	46,388
Sherwin-Williams Co.
3.125% due 06/01/24	25,000	24,660
3.450% due 06/01/27	60,000	57,238
3.950% due 01/15/26	150,000	148,822
4.000% due 12/15/42	50,000	41,313
4.500% due 06/01/47	29,000	25,741
Southern Copper Corp. (Peru)
5.250% due 11/08/42	150,000	146,951
7.500% due 07/27/35	50,000	59,259
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	8,593
2.400% due 06/15/25	15,000	14,204
3.250% due 01/15/31	40,000	34,753
3.250% due 10/15/50	20,000	13,794
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28	40,000	32,558
3.125% due 01/15/32	40,000	30,207
3.750% due 01/15/31	125,000	101,276
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	230,201
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	150,000	161,347
Westlake Corp. 4.375% due 11/15/47	100,000	85,573

		6,651,468

Communications - 2.4%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	241,101
3.600% due 11/28/24	200,000	198,806
Alphabet, Inc.
0.800% due 08/15/27	150,000	130,412
1.900% due 08/15/40	150,000	107,790
1.998% due 08/15/26	200,000	189,527
2.250% due 08/15/60	150,000	97,819
Amazon.com, Inc.
0.450% due 05/12/24	45,000	42,827
0.800% due 06/03/25	565,000	526,787
1.000% due 05/12/26	100,000	91,112
1.500% due 06/03/30	85,000	70,690
1.650% due 05/12/28	100,000	88,693
2.100% due 05/12/31	100,000	85,738
2.500% due 06/03/50	40,000	28,276
2.700% due 06/03/60	300,000	203,937
2.875% due 05/12/41	100,000	80,167
3.000% due 04/13/25	100,000	99,117
3.100% due 05/12/51	100,000	78,896
3.250% due 05/12/61	100,000	76,295
3.300% due 04/13/27	150,000	147,283
3.600% due 04/13/32	200,000	192,788
3.875% due 08/22/37	195,000	185,220
3.950% due 04/13/52	150,000	138,839
4.050% due 08/22/47	70,000	65,708
4.100% due 04/13/62	100,000	90,678

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
4.250% due 08/22/57	$100,000	$94,122
5.200% due 12/03/25	50,000	52,521
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	179,178
6.375% due 03/01/35	125,000	142,204
AT&T, Inc.
1.650% due 02/01/28	300,000	259,798
2.250% due 02/01/32	165,000	134,961
2.300% due 06/01/27	550,000	502,457
2.550% due 12/01/33	250,000	203,097
2.750% due 06/01/31	100,000	86,449
3.500% due 06/01/41	400,000	320,056
3.500% due 09/15/53	197,000	149,658
3.550% due 09/15/55	433,000	325,142
3.650% due 06/01/51	350,000	274,276
3.650% due 09/15/59	121,000	90,891
3.800% due 12/01/57	200,000	154,926
3.850% due 06/01/60	45,000	34,861
4.250% due 03/01/27	100,000	99,836
4.300% due 12/15/42	393,000	343,332
4.350% due 03/01/29	150,000	147,793
4.350% due 06/15/45	177,000	154,897
4.500% due 05/15/35	90,000	85,655
4.550% due 03/09/49	100,000	91,135
4.850% due 03/01/39	70,000	67,184
5.350% due 09/01/40	161,000	159,303
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	178,128
2.375% due 08/23/31	200,000	165,775
Bell Telephone Co. of Canada or Bell Canada (Canada)
2.150% due 02/15/32	40,000	32,742
3.200% due 02/15/52	20,000	14,788
3.650% due 08/15/52	70,000	56,061
4.464% due 04/01/48	65,000	59,711
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	49,360
4.625% due 04/13/30	200,000	199,084
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	199,635
9.625% due 12/15/30	50,000	62,281
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	60,000	42,088
3.750% due 02/15/28	100,000	92,442
3.850% due 04/01/61	335,000	220,958
3.900% due 06/01/52	175,000	121,824
4.200% due 03/15/28	200,000	187,062
4.400% due 12/01/61	100,000	72,125
4.500% due 02/01/24	100,000	100,672
4.800% due 03/01/50	350,000	278,028
4.908% due 07/23/25	150,000	150,552
5.125% due 07/01/49	100,000	82,970
5.375% due 05/01/47	50,000	42,672
6.384% due 10/23/35	70,000	70,508
6.484% due 10/23/45	165,000	160,750
6.834% due 10/23/55	50,000	50,373
Cisco Systems, Inc.
2.950% due 02/28/26	50,000	49,117
3.625% due 03/04/24	325,000	327,064
Comcast Corp.
1.500% due 02/15/31	700,000	563,235
1.950% due 01/15/31	140,000	116,593
2.350% due 01/15/27	40,000	37,315
2.450% due 08/15/52	100,000	66,578
2.800% due 01/15/51	55,000	39,023
2.987% due 11/01/63	101,000	69,037
3.300% due 02/01/27	100,000	97,271

	Principal Amount	Value
3.400% due 07/15/46	$55,000	$44,043
3.700% due 04/15/24	85,000	85,279
3.750% due 04/01/40	155,000	136,114
3.950% due 10/15/25	100,000	100,536
3.999% due 11/01/49	211,000	184,468
4.000% due 08/15/47	100,000	86,695
4.049% due 11/01/52	97,000	84,999
4.150% due 10/15/28	95,000	94,827
4.250% due 10/15/30	420,000	414,547
4.400% due 08/15/35	77,000	74,748
4.600% due 10/15/38	85,000	82,583
4.700% due 10/15/48	325,000	315,507
4.750% due 03/01/44	300,000	289,789
4.950% due 10/15/58	80,000	80,115
Corning, Inc.
4.375% due 11/15/57	100,000	82,043
4.700% due 03/15/37	50,000	47,472
5.350% due 11/15/48	100,000	101,002
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	228,290
Discovery Communications LLC
3.450% due 03/15/25	100,000	96,941
3.625% due 05/15/30	250,000	222,530
3.800% due 03/13/24	100,000	99,534
3.950% due 03/20/28	60,000	56,067
4.000% due 09/15/55	118,000	82,888
5.200% due 09/20/47	30,000	25,793
eBay, Inc.
1.900% due 03/11/25	50,000	47,011
2.700% due 03/11/30	100,000	85,555
3.600% due 06/05/27	50,000	48,003
Expedia Group, Inc. 3.800% due 02/15/28	50,000	45,617
Fox Corp.
3.050% due 04/07/25	150,000	145,386
5.576% due 01/25/49	200,000	195,577
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	81,561
3.375% due 03/01/41	70,000	52,618
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	157,708
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	92,012
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	80,910
4.600% due 02/23/28	100,000	96,809
Omnicom Group, Inc. 2.600% due 08/01/31	100,000	84,054
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	50,000	48,633
Orange SA (France)
5.375% due 01/13/42	150,000	155,389
9.000% due 03/01/31	50,000	64,591
Paramount Global
2.900% due 01/15/27	50,000	46,080
3.375% due 02/15/28	55,000	50,528
4.200% due 05/19/32	300,000	264,950
4.375% due 03/15/43	70,000	54,258
5.900% due 10/15/40	50,000	47,091
6.875% due 04/30/36	100,000	104,552
7.875% due 07/30/30	100,000	114,771
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27 ~	65,000	61,712
3.800% due 03/15/32 ~	65,000	59,515
4.300% due 02/15/48	85,000	71,311
4.350% due 05/01/49	75,000	63,811
4.500% due 03/15/43	25,000	21,542
4.550% due 03/15/52 ~	100,000	88,052
5.000% due 03/15/44	100,000	93,292

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
T-Mobile USA, Inc.
2.250% due 11/15/31	$50,000	$40,629
2.400% due 03/15/29	25,000	21,628
2.550% due 02/15/31	300,000	252,749
2.700% due 03/15/32	55,000	46,211
3.000% due 02/15/41	20,000	14,947
3.300% due 02/15/51	50,000	36,518
3.400% due 10/15/52	150,000	111,108
3.500% due 04/15/25	200,000	195,863
3.600% due 11/15/60	220,000	160,818
3.875% due 04/15/30	300,000	280,258
4.500% due 04/15/50	200,000	177,927
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	133,245
7.045% due 06/20/36	150,000	167,669
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	299,542
TELUS Corp. (Canada)
3.400% due 05/13/32	50,000	44,927
4.600% due 11/16/48	100,000	93,697
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	150,000	153,302
5.850% due 04/15/40	25,000	26,137
Time Warner Cable LLC
5.875% due 11/15/40	150,000	137,718
6.550% due 05/01/37	100,000	100,297
6.750% due 06/15/39	50,000	49,800
7.300% due 07/01/38	150,000	156,891
VeriSign, Inc. 2.700% due 06/15/31	80,000	64,468
Verizon Communications, Inc.
0.850% due 11/20/25	100,000	90,716
1.450% due 03/20/26	40,000	36,652
1.500% due 09/18/30	90,000	72,012
1.750% due 01/20/31	100,000	80,416
2.100% due 03/22/28	60,000	53,342
2.355% due 03/15/32	350,000	290,499
2.550% due 03/21/31	140,000	119,820
2.650% due 11/20/40	450,000	330,859
2.850% due 09/03/41	45,000	33,805
2.875% due 11/20/50	100,000	71,109
2.987% due 10/30/56	383,000	266,769
3.000% due 11/20/60	90,000	61,299
3.150% due 03/22/30	500,000	455,120
3.376% due 02/15/25	200,000	198,764
3.400% due 03/22/41	580,000	473,186
3.550% due 03/22/51	55,000	44,190
3.700% due 03/22/61	45,000	35,456
4.000% due 03/22/50	250,000	216,616
4.125% due 03/16/27	300,000	299,507
4.272% due 01/15/36	57,000	53,757
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	300,000	298,899
5.000% due 05/30/38	40,000	38,388
5.125% due 06/19/59	100,000	92,229
5.250% due 05/30/48	75,000	71,529
6.150% due 02/27/37	150,000	162,140
7.875% due 02/15/30	50,000	59,091
Walt Disney Co.
1.750% due 08/30/24	50,000	48,239
1.750% due 01/13/26	70,000	65,178
2.000% due 09/01/29	35,000	30,107
2.200% due 01/13/28	350,000	317,561
2.650% due 01/13/31	310,000	273,107
2.750% due 09/01/49	45,000	32,217
3.375% due 11/15/26	200,000	195,538
3.600% due 01/13/51	200,000	167,371
4.700% due 03/23/50	200,000	197,557
5.400% due 10/01/43	100,000	106,081
6.400% due 12/15/35	39,000	45,467
6.650% due 11/15/37	150,000	179,011

	Principal Amount	Value
Weibo Corp. (China) 3.375% due 07/08/30	$200,000	$162,660

		25,800,382

Consumer, Cyclical - 1.5%
Advance Auto Parts, Inc. 1.750% due 10/01/27	20,000	17,012
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	111,300	101,996
American Honda Finance Corp.
0.750% due 08/09/24	65,000	61,183
1.200% due 07/08/25	50,000	46,192
1.500% due 01/13/25	150,000	142,520
2.000% due 03/24/28	45,000	39,924
2.250% due 01/12/29	150,000	132,289
2.900% due 02/16/24	250,000	247,552
3.625% due 10/10/23	25,000	25,079
Aptiv PLC
3.100% due 12/01/51	200,000	129,379
4.400% due 10/01/46	100,000	79,842
AutoNation, Inc. 4.500% due 10/01/25	100,000	99,704
AutoZone, Inc.
1.650% due 01/15/31	85,000	66,738
3.750% due 06/01/27	100,000	96,991
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	49,212
BorgWarner, Inc. 2.650% due 07/01/27	25,000	22,732
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	22,536
Continental Airlines Pass-Through Trust Class A 4.000% due 10/29/24	17,288	16,630
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	179,597
1.750% due 04/20/32	200,000	164,766
Cummins, Inc.
0.750% due 09/01/25	35,000	31,922
1.500% due 09/01/30	100,000	81,139
2.600% due 09/01/50	100,000	68,544
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	63,335
Darden Restaurants, Inc. 3.850% due 05/01/27	130,000	125,140
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29	44,021	38,453
3.204% due 04/25/24	25,000	24,190
Dick’s Sporting Goods, Inc. 3.150% due 01/15/32	300,000	237,362
Dollar General Corp.
3.875% due 04/15/27	50,000	49,137
4.150% due 11/01/25	25,000	25,038
Dollar Tree, Inc.
2.650% due 12/01/31	100,000	82,513
4.200% due 05/15/28	45,000	43,758
DR Horton, Inc. 1.300% due 10/15/26	85,000	73,497
General Motors Co.
4.200% due 10/01/27	50,000	47,484
5.400% due 04/01/48	50,000	43,595
6.125% due 10/01/25	250,000	258,815
6.250% due 10/02/43	100,000	95,453
6.750% due 04/01/46	25,000	25,136
General Motors Financial Co., Inc.
1.250% due 01/08/26	500,000	441,085
2.700% due 06/10/31	100,000	78,897

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.500% due 11/07/24	$100,000	$97,804
3.600% due 06/21/30	350,000	302,756
3.950% due 04/13/24	100,000	99,325
4.000% due 10/06/26	50,000	47,821
4.300% due 04/06/29	100,000	91,867
5.000% due 04/09/27	60,000	58,908
Hasbro, Inc.
3.500% due 09/15/27	30,000	28,358
3.900% due 11/19/29	100,000	91,923
Home Depot, Inc.
1.375% due 03/15/31	300,000	241,980
2.125% due 09/15/26	100,000	94,711
2.375% due 03/15/51	200,000	135,613
2.700% due 04/15/30	300,000	272,359
3.000% due 04/01/26	25,000	24,553
3.250% due 04/15/32	65,000	60,623
3.350% due 09/15/25	45,000	44,725
3.500% due 09/15/56	55,000	44,929
3.900% due 12/06/28	40,000	40,025
4.200% due 04/01/43	300,000	280,971
4.500% due 12/06/48	100,000	97,683
5.875% due 12/16/36	75,000	86,348
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	250,000	240,706
Hyatt Hotels Corp. 4.850% due 03/15/26	25,000	24,937
JetBlue Pass-Through Trust A 4.000% due 11/15/32	13,528	12,610
Kohl’s Corp. 5.550% due 07/17/45	50,000	42,232
Lear Corp.
2.600% due 01/15/32	100,000	78,121
3.550% due 01/15/52	100,000	65,751
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	49,734
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	16,911
1.700% due 09/15/28	25,000	21,305
1.700% due 10/15/30	20,000	16,057
2.625% due 04/01/31	100,000	85,701
2.800% due 09/15/41	50,000	36,400
3.000% due 10/15/50	15,000	10,482
3.500% due 04/01/51	50,000	37,997
3.650% due 04/05/29	35,000	33,031
3.700% due 04/15/46	250,000	200,882
3.750% due 04/01/32	200,000	185,774
3.875% due 09/15/23	100,000	100,666
4.250% due 04/01/52	50,000	43,412
4.500% due 04/15/30	250,000	247,261
Magallanes, Inc.
3.638% due 03/15/25 ~	300,000	290,932
4.279% due 03/15/32 ~	300,000	268,410
5.050% due 03/15/42 ~	300,000	255,700
5.141% due 03/15/52 ~	400,000	336,263
Magna International, Inc. (Canada) 4.150% due 10/01/25	25,000	25,133
Marriott International, Inc.
2.750% due 10/15/33	150,000	118,151
3.125% due 06/15/26	200,000	191,106
3.500% due 10/15/32	40,000	34,551
McDonald’s Corp.
3.375% due 05/26/25	100,000	99,180
3.500% due 03/01/27	50,000	49,053
3.500% due 07/01/27	300,000	294,202
3.600% due 07/01/30	100,000	95,290
3.700% due 02/15/42	200,000	168,127
3.800% due 04/01/28	25,000	24,520
4.200% due 04/01/50	150,000	134,314
4.450% due 09/01/48	10,000	9,277
4.875% due 07/15/40	10,000	9,803

	Principal Amount	Value
NIKE, Inc.
2.850% due 03/27/30	$350,000	$321,809
3.375% due 11/01/46	200,000	171,286
3.625% due 05/01/43	25,000	22,102
O’Reilly Automotive, Inc.
4.350% due 06/01/28	100,000	99,838
4.700% due 06/15/32	50,000	49,852
PACCAR Financial Corp.
1.100% due 05/11/26	70,000	63,377
2.000% due 02/04/27	70,000	64,672
3.150% due 06/13/24	30,000	29,894
3.400% due 08/09/23	25,000	25,015
PulteGroup, Inc. 5.500% due 03/01/26	200,000	203,601
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	49,845
Ross Stores, Inc.
0.875% due 04/15/26	100,000	88,530
1.875% due 04/15/31	100,000	79,158
Southwest Airlines Co. 5.250% due 05/04/25	180,000	183,637
Starbucks Corp.
2.450% due 06/15/26	50,000	47,220
3.500% due 03/01/28	100,000	96,236
3.500% due 11/15/50	200,000	156,792
3.550% due 08/15/29	100,000	93,990
3.750% due 12/01/47	35,000	28,451
4.300% due 06/15/45	35,000	30,787
4.450% due 08/15/49	100,000	89,885
Tapestry, Inc. 4.125% due 07/15/27	23,000	22,138
Target Corp.
1.950% due 01/15/27	250,000	232,104
2.250% due 04/15/25	500,000	483,307
2.950% due 01/15/52	200,000	151,716
3.375% due 04/15/29	100,000	96,251
Toyota Motor Credit Corp.
0.500% due 06/18/24	200,000	188,906
0.800% due 10/16/25	50,000	45,531
1.125% due 06/18/26	200,000	180,570
1.150% due 08/13/27	120,000	104,558
1.350% due 08/25/23	50,000	48,906
1.800% due 02/13/25	50,000	47,729
1.900% due 04/06/28	100,000	88,972
2.150% due 02/13/30	100,000	86,652
3.050% due 03/22/27	200,000	192,444
3.200% due 01/11/27	100,000	96,962
3.350% due 01/08/24	100,000	100,158
3.950% due 06/30/25	175,000	175,802
United Airlines Pass-Through Trust Class A
2.875% due 10/07/28	114,318	104,517
3.100% due 01/07/30	38,128	34,901
4.000% due 04/11/26	65,863	62,103
5.875% due 10/15/27	76,216	75,019
Walgreens Boots Alliance, Inc.
0.950% due 11/17/23	250,000	241,928
3.450% due 06/01/26	30,000	29,228
Walmart, Inc.
1.050% due 09/17/26	150,000	136,508
1.800% due 09/22/31	300,000	254,992
2.500% due 09/22/41	250,000	194,743
2.650% due 12/15/24	100,000	98,845
2.650% due 09/22/51	200,000	150,834
2.850% due 07/08/24	90,000	89,640
3.050% due 07/08/26	65,000	64,549
3.250% due 07/08/29	80,000	77,161
3.300% due 04/22/24	300,000	300,829
Whirlpool Corp.
2.400% due 05/15/31	5,000	4,150
4.600% due 05/15/50	50,000	43,007
4.700% due 05/14/32	30,000	29,854
4.750% due 02/26/29	60,000	60,080

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
WW Grainger, Inc.
1.850% due 02/15/25	$25,000	$23,833
3.750% due 05/15/46	50,000	42,466
4.600% due 06/15/45	20,000	19,201

		16,350,702

Consumer, Non-Cyclical - 4.0%
Abbott Laboratories
2.950% due 03/15/25	100,000	98,693
3.400% due 11/30/23	70,000	70,208
3.750% due 11/30/26	227,000	228,643
4.750% due 11/30/36	100,000	106,128
4.900% due 11/30/46	100,000	105,066
6.150% due 11/30/37	25,000	29,767
AbbVie, Inc.
2.600% due 11/21/24	80,000	77,529
2.950% due 11/21/26	455,000	431,450
3.200% due 05/14/26	100,000	96,507
3.200% due 11/21/29	175,000	161,130
3.600% due 05/14/25	175,000	172,390
3.800% due 03/15/25	70,000	69,527
4.050% due 11/21/39	70,000	62,539
4.250% due 11/21/49	300,000	266,833
4.300% due 05/14/36	50,000	47,045
4.400% due 11/06/42	125,000	113,851
4.500% due 05/14/35	160,000	155,537
4.625% due 10/01/42	100,000	92,648
4.700% due 05/14/45	50,000	47,173
4.750% due 03/15/45	330,000	311,020
Adventist Health System 3.630% due 03/01/49	15,000	12,370
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	41,366
Aetna, Inc.
3.500% due 11/15/24	100,000	98,886
3.875% due 08/15/47	30,000	24,846
4.125% due 11/15/42	100,000	85,263
Altria Group, Inc.
2.350% due 05/06/25	75,000	70,888
3.400% due 05/06/30	50,000	42,460
3.400% due 02/04/41	250,000	165,815
4.400% due 02/14/26	13,000	12,793
4.450% due 05/06/50	75,000	54,167
4.500% due 05/02/43	100,000	75,312
4.800% due 02/14/29	300,000	285,422
5.800% due 02/14/39	65,000	59,168
5.950% due 02/14/49	75,000	65,881
AmerisourceBergen Corp.
3.400% due 05/15/24	100,000	99,281
3.450% due 12/15/27	50,000	48,202
Amgen, Inc.
1.900% due 02/21/25	35,000	33,432
2.200% due 02/21/27	35,000	32,166
2.300% due 02/25/31	200,000	170,221
2.450% due 02/21/30	50,000	43,648
2.770% due 09/01/53	311,000	210,514
3.200% due 11/02/27	50,000	47,617
3.350% due 02/22/32	145,000	132,910
3.375% due 02/21/50	250,000	191,570
3.625% due 05/22/24	100,000	99,889
4.400% due 05/01/45	100,000	90,389
5.150% due 11/15/41	174,000	173,665
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.700% due 02/01/36	525,000	503,812
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	300,000	269,570

	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	$350,000	$328,418
3.750% due 07/15/42	100,000	81,151
4.000% due 04/13/28	80,000	79,049
4.375% due 04/15/38	35,000	32,159
4.439% due 10/06/48	200,000	175,859
4.500% due 06/01/50	250,000	225,165
4.600% due 04/15/48	50,000	45,001
4.750% due 01/23/29	55,000	56,010
4.750% due 04/15/58	100,000	89,744
4.900% due 01/23/31	65,000	66,709
5.450% due 01/23/39	65,000	66,203
5.550% due 01/23/49	100,000	102,346
5.800% due 01/23/59	45,000	46,932
Archer-Daniels-Midland Co.
2.700% due 09/15/51	250,000	182,934
2.900% due 03/01/32	45,000	40,640
Ascension Health 3.945% due 11/15/46	70,000	65,118
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	500,000	474,275
1.200% due 05/28/26	35,000	31,723
2.250% due 05/28/31	20,000	17,431
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	246,513
3.000% due 05/28/51	15,000	11,931
3.125% due 06/12/27	100,000	96,240
3.375% due 11/16/25	100,000	99,180
4.000% due 09/18/42	25,000	23,079
4.375% due 11/16/45	25,000	24,121
6.450% due 09/15/37	100,000	120,295
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	32,712
1.700% due 05/15/28	40,000	36,018
3.375% due 09/15/25	25,000	25,029
Avery Dennison Corp. 2.650% due 04/30/30	30,000	25,095
Banner Health
1.897% due 01/01/31	40,000	33,371
2.913% due 01/01/51	50,000	37,474
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	325,000	272,577
2.726% due 03/25/31	250,000	198,261
2.789% due 09/06/24	35,000	33,892
3.215% due 09/06/26	50,000	46,771
3.222% due 08/15/24	100,000	97,306
3.462% due 09/06/29	50,000	42,903
3.557% due 08/15/27	100,000	91,564
4.390% due 08/15/37	70,000	55,640
4.700% due 04/02/27	200,000	195,540
4.758% due 09/06/49	50,000	37,788
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	22,164
Baxalta, Inc.
4.000% due 06/23/25	15,000	14,928
5.250% due 06/23/45	9,000	9,013
Baxter International, Inc.
1.322% due 11/29/24	400,000	375,975
1.915% due 02/01/27	100,000	89,635
2.539% due 02/01/32	100,000	84,514
3.950% due 04/01/30	150,000	143,903
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	146,877
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	61,642
3.363% due 06/06/24	23,000	22,779
3.734% due 12/15/24	36,000	35,865
3.794% due 05/20/50	350,000	289,581
4.669% due 06/06/47	50,000	46,892

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Bestfoods 7.250% due 12/15/26	$200,000	$225,540
Biogen, Inc.
2.250% due 05/01/30	55,000	45,130
3.150% due 05/01/50	440,000	302,638
Boston Scientific Corp.
2.650% due 06/01/30	350,000	305,738
4.550% due 03/01/39	50,000	46,825
4.700% due 03/01/49	70,000	67,035
Bristol-Myers Squibb Co.
0.537% due 11/13/23	35,000	33,803
0.750% due 11/13/25	50,000	45,624
1.125% due 11/13/27	50,000	44,009
1.450% due 11/13/30	280,000	230,292
2.350% due 11/13/40	20,000	14,828
2.550% due 11/13/50	30,000	21,282
2.950% due 03/15/32	50,000	45,851
3.200% due 06/15/26	50,000	49,380
3.250% due 08/01/42	100,000	82,593
3.400% due 07/26/29	118,000	113,998
3.700% due 03/15/52	70,000	60,564
3.900% due 02/20/28	100,000	100,206
3.900% due 03/15/62	250,000	217,368
4.125% due 06/15/39	35,000	33,493
4.250% due 10/26/49	365,000	343,646
4.350% due 11/15/47	50,000	47,780
Brown-Forman Corp. 4.500% due 07/15/45	40,000	37,077
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	100,000	82,645
3.250% due 08/15/26	20,000	19,011
3.750% due 09/25/27	30,000	28,893
California Institute of Technology 3.650% due 09/01/19	20,000	15,162
Campbell Soup Co. 4.150% due 03/15/28	100,000	98,304
4.800% due 03/15/48	20,000	18,637
Cardinal Health, Inc. 3.079% due 06/15/24	50,000	49,224
3.410% due 06/15/27	100,000	96,248
3.750% due 09/15/25	50,000	49,459
4.368% due 06/15/47	50,000	42,556
4.900% due 09/15/45	50,000	45,414
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	177,102
Church & Dwight Co., Inc. 2.300% due 12/15/31	40,000	33,687
5.000% due 06/15/52	100,000	102,534
Cigna Corp. 0.613% due 03/15/24	40,000	38,118
1.250% due 03/15/26	65,000	58,715
2.375% due 03/15/31	60,000	50,704
2.400% due 03/15/30	120,000	103,458
3.050% due 10/15/27	30,000	28,213
3.200% due 03/15/40	85,000	67,241
3.400% due 03/15/50	65,000	49,750
3.400% due 03/15/51	40,000	30,835
3.750% due 07/15/23	40,000	40,107
3.875% due 10/15/47	50,000	41,334
4.125% due 11/15/25	45,000	45,118
4.375% due 10/15/28	80,000	79,465
4.800% due 08/15/38	60,000	58,466
4.900% due 12/15/48	555,000	534,030
Cintas Corp. No. 2 3.450% due 05/01/25	25,000	24,939
3.700% due 04/01/27	50,000	49,422
Coca-Cola Co. 1.375% due 03/15/31	200,000	162,989
1.500% due 03/05/28	60,000	53,402
2.000% due 03/05/31	65,000	56,109

	Principal Amount	Value
2.125% due 09/06/29	$100,000	$89,349
2.250% due 01/05/32	100,000	87,212
2.875% due 05/05/41	100,000	81,992
3.000% due 03/05/51	415,000	335,947
Colgate-Palmolive Co. 3.700% due 08/01/47	100,000	90,251
CommonSpirit Health 4.350% due 11/01/42	150,000	135,769
Conagra Brands, Inc. 4.300% due 05/01/24	15,000	15,068
4.600% due 11/01/25	35,000	35,170
4.850% due 11/01/28	45,000	44,432
5.300% due 11/01/38	50,000	47,229
5.400% due 11/01/48	40,000	37,854
Constellation Brands, Inc. 2.250% due 08/01/31	160,000	129,935
3.500% due 05/09/27	15,000	14,414
4.350% due 05/09/27	150,000	148,867
4.400% due 11/15/25	35,000	35,201
4.650% due 11/15/28	30,000	29,835
5.250% due 11/15/48	30,000	29,609
CVS Health Corp. 1.300% due 08/21/27	335,000	288,911
1.750% due 08/21/30	200,000	160,363
2.625% due 08/15/24	30,000	29,352
2.700% due 08/21/40	65,000	47,035
2.875% due 06/01/26	100,000	95,346
3.000% due 08/15/26	35,000	33,523
3.250% due 08/15/29	65,000	59,399
3.750% due 04/01/30	100,000	93,637
3.875% due 07/20/25	200,000	199,035
4.100% due 03/25/25	37,000	37,272
4.125% due 04/01/40	300,000	262,387
4.250% due 04/01/50	200,000	172,655
4.300% due 03/25/28	72,000	71,310
4.780% due 03/25/38	95,000	90,076
5.125% due 07/20/45	105,000	101,370
5.300% due 12/05/43	200,000	200,151
Danaher Corp. 2.600% due 10/01/50	125,000	88,287
2.800% due 12/10/51	100,000	72,181
3.350% due 09/15/25	30,000	29,673
4.375% due 09/15/45	30,000	27,919
Diageo Capital PLC (United Kingdom) 2.000% due 04/29/30	350,000	298,884
3.875% due 04/29/43	100,000	88,835
Dignity Health 5.267% due 11/01/64	100,000	97,632
Elevance Health, Inc. 2.550% due 03/15/31	100,000	86,457
3.350% due 12/01/24	400,000	394,837
3.600% due 03/15/51	30,000	24,413
3.650% due 12/01/27	30,000	29,221
4.375% due 12/01/47	30,000	27,675
4.625% due 05/15/42	100,000	95,146
4.650% due 01/15/43	50,000	47,708
Eli Lilly & Co. 2.250% due 05/15/50	200,000	141,566
3.375% due 03/15/29	27,000	26,448
Equifax, Inc. 2.350% due 09/15/31	150,000	120,149
2.600% due 12/01/24	25,000	24,141
Estee Lauder Cos., Inc. 1.950% due 03/15/31	45,000	37,946
2.000% due 12/01/24	10,000	9,691
2.375% due 12/01/29	10,000	8,904
3.125% due 12/01/49	15,000	11,898
3.150% due 03/15/27	50,000	48,636
4.150% due 03/15/47	30,000	27,926
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	37,185

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Fomento Economico Mexicano SAB de CV (Mexico) 3.500% due 01/16/50	$150,000	$117,501
General Mills, Inc. 2.250% due 10/14/31	50,000	41,054
3.000% due 02/01/51	60,000	43,736
3.200% due 02/10/27	100,000	96,195
4.200% due 04/17/28	50,000	49,659
George Washington University 4.300% due 09/15/44	50,000	47,398
Georgetown University 2.943% due 04/01/50	25,000	17,759
Gilead Sciences, Inc. 0.750% due 09/29/23	34,000	32,922
1.200% due 10/01/27	45,000	38,800
1.650% due 10/01/30	40,000	32,803
2.600% due 10/01/40	450,000	329,707
2.800% due 10/01/50	100,000	69,978
2.950% due 03/01/27	100,000	94,819
3.650% due 03/01/26	100,000	98,372
4.150% due 03/01/47	75,000	66,008
4.600% due 09/01/35	45,000	44,668
4.750% due 03/01/46	50,000	48,054
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.625% due 05/15/25	85,000	85,179
6.375% due 05/15/38	100,000	119,639
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	125,000	120,845
3.375% due 06/01/29	250,000	241,400
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/27 ~	250,000	239,490
3.625% due 03/24/32 ~	250,000	231,299
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	100,000	96,450
HCA, Inc. 3.125% due 03/15/27 ~	45,000	40,924
3.500% due 07/15/51	350,000	239,702
3.625% due 03/15/32 ~	100,000	84,475
4.125% due 06/15/29	35,000	31,946
4.500% due 02/15/27	60,000	57,736
4.625% due 03/15/52 ~	25,000	20,039
5.125% due 06/15/39	50,000	43,837
5.250% due 04/15/25	70,000	70,203
5.250% due 06/15/26	75,000	74,761
5.250% due 06/15/49	100,000	86,330
5.500% due 06/15/47	75,000	67,058
Hershey Co. 2.300% due 08/15/26	50,000	47,568
Hormel Foods Corp. 0.650% due 06/03/24	20,000	19,098
1.700% due 06/03/28	35,000	30,949
3.050% due 06/03/51	25,000	19,310
Humana, Inc. 3.700% due 03/23/29	85,000	80,550
3.850% due 10/01/24	100,000	99,946
4.625% due 12/01/42	100,000	93,098
Ingredion, Inc. 3.200% due 10/01/26	100,000	95,612
J M Smucker Co. 2.375% due 03/15/30	65,000	55,220
2.750% due 09/15/41	100,000	70,291
3.550% due 03/15/50	50,000	37,775
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	45,455
Johnson & Johnson 0.550% due 09/01/25	400,000	369,326
1.300% due 09/01/30	70,000	58,957

	Principal Amount	Value
2.100% due 09/01/40	$65,000	$47,607
2.250% due 09/01/50	100,000	70,046
2.450% due 03/01/26	50,000	48,720
3.400% due 01/15/38	50,000	45,062
3.500% due 01/15/48	65,000	57,892
3.550% due 03/01/36	25,000	23,709
3.625% due 03/03/37	132,000	125,306
3.700% due 03/01/46	25,000	23,073
3.750% due 03/03/47	50,000	46,422
4.850% due 05/15/41	50,000	52,531
5.950% due 08/15/37	100,000	118,993
Kaiser Foundation Hospitals 2.810% due 06/01/41	65,000	50,511
3.002% due 06/01/51	70,000	52,347
3.150% due 05/01/27	225,000	218,802
4.150% due 05/01/47	20,000	18,714
Kellogg Co. 3.400% due 11/15/27	100,000	95,688
4.300% due 05/15/28	100,000	100,187
Keurig Dr Pepper, Inc. 2.550% due 09/15/26	50,000	46,591
3.130% due 12/15/23	50,000	50,008
3.430% due 06/15/27	35,000	33,465
4.420% due 12/15/46	250,000	222,497
Kimberly-Clark Corp. 1.050% due 09/15/27	25,000	21,846
2.000% due 11/02/31	100,000	84,113
3.050% due 08/15/25	50,000	49,190
3.950% due 11/01/28	10,000	9,978
6.625% due 08/01/37	100,000	121,859
Kraft Heinz Foods Co. 3.875% due 05/15/27	250,000	241,987
4.375% due 06/01/46	250,000	208,747
Kroger Co. 3.500% due 02/01/26	50,000	49,513
3.950% due 01/15/50	100,000	84,598
4.650% due 01/15/48	100,000	93,403
5.150% due 08/01/43	25,000	24,571
Laboratory Corp. of America Holdings 1.550% due 06/01/26	70,000	62,895
2.700% due 06/01/31	100,000	84,289
3.600% due 09/01/27	100,000	96,328
4.700% due 02/01/45	50,000	44,506
Leland Stanford Junior University 3.647% due 05/01/48	125,000	116,379
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	23,081
Massachusetts Institute of Technology 3.067% due 04/01/52	100,000	82,818
5.600% due 07/01/11	100,000	120,580
Mayo Clinic 3.196% due 11/15/61	100,000	76,067
McCormick & Co., Inc. 0.900% due 02/15/26	95,000	84,318
3.400% due 08/15/27	50,000	47,816
McKesson Corp. 1.300% due 08/15/26	165,000	146,933
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	193,620
Medtronic, Inc. 4.625% due 03/15/45	65,000	65,282
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	42,121
Merck & Co., Inc. 0.750% due 02/24/26	350,000	317,531
1.700% due 06/10/27	50,000	45,459
2.150% due 12/10/31	50,000	43,057
2.750% due 12/10/51	350,000	259,137
3.400% due 03/07/29	200,000	193,348

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.600% due 09/15/42	$300,000	$263,143
4.150% due 05/18/43	100,000	95,034
Molson Coors Beverage Co. 4.200% due 07/15/46	40,000	32,925
5.000% due 05/01/42	100,000	92,642
Mondelez International, Inc. 1.500% due 02/04/31	40,000	31,402
1.875% due 10/15/32	300,000	232,963
2.625% due 09/04/50	25,000	17,052
Moody’s Corp. 2.000% due 08/19/31	100,000	81,668
2.550% due 08/18/60	50,000	31,271
2.750% due 08/19/41	100,000	73,276
4.875% due 02/15/24	50,000	50,989
4.875% due 12/17/48	50,000	48,908
Mount Sinai Hospitals Group, Inc. 3.981% due 07/01/48	50,000	44,187
New York & Presbyterian Hospital 3.954% due 08/01/19	35,000	27,141
Northwell Healthcare, Inc. 3.809% due 11/01/49	100,000	84,489
Northwestern University 3.662% due 12/01/57	25,000	21,942
Novartis Capital Corp. (Switzerland) 3.000% due 11/20/25	100,000	98,930
3.100% due 05/17/27	30,000	29,222
3.400% due 05/06/24	150,000	150,746
4.000% due 11/20/45	100,000	93,259
NYU Langone Hospitals 4.368% due 07/01/47	25,000	23,213
OhioHealth Corp. 2.297% due 11/15/31	100,000	86,657
PayPal Holdings, Inc. 1.650% due 06/01/25	315,000	297,452
2.300% due 06/01/30	55,000	47,267
3.250% due 06/01/50	65,000	49,195
4.400% due 06/01/32	100,000	99,113
5.050% due 06/01/52	100,000	99,437
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	13,824
PepsiCo, Inc. 1.625% due 05/01/30	60,000	50,931
1.950% due 10/21/31	75,000	63,965
2.375% due 10/06/26	55,000	52,719
2.750% due 04/30/25	100,000	98,492
2.750% due 03/19/30	500,000	461,355
3.450% due 10/06/46	60,000	51,621
3.500% due 07/17/25	50,000	50,219
3.600% due 03/01/24	71,000	71,513
PerkinElmer, Inc. 2.550% due 03/15/31	85,000	69,926
3.300% due 09/15/29	30,000	26,621
Pfizer, Inc. 0.800% due 05/28/25	30,000	27,961
1.700% due 05/28/30	350,000	298,110
1.750% due 08/18/31	100,000	83,725
2.550% due 05/28/40	25,000	19,593
2.625% due 04/01/30	250,000	228,437
2.700% due 05/28/50	25,000	19,078
3.000% due 12/15/26	100,000	97,899
3.200% due 09/15/23	50,000	50,031
3.400% due 05/15/24	150,000	150,320
3.600% due 09/15/28	100,000	99,356
3.900% due 03/15/39	25,000	23,611
4.100% due 09/15/38	50,000	48,333
4.200% due 09/15/48	35,000	34,172
Philip Morris International, Inc. 0.875% due 05/01/26	100,000	88,818
1.750% due 11/01/30	100,000	77,562
3.250% due 11/10/24	125,000	123,461

	Principal Amount	Value
3.375% due 08/11/25	$50,000	$49,274
4.250% due 11/10/44	30,000	24,443
4.500% due 03/20/42	200,000	173,565
6.375% due 05/16/38	100,000	104,710
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	107,209
Procter & Gamble Co. 0.550% due 10/29/25	50,000	46,033
1.000% due 04/23/26	250,000	229,868
1.200% due 10/29/30	50,000	40,882
3.000% due 03/25/30	300,000	283,369
Providence St Joseph Health Obligated Group 2.700% due 10/01/51	75,000	51,066
3.930% due 10/01/48	35,000	30,687
Quanta Services, Inc. 0.950% due 10/01/24	15,000	13,885
2.350% due 01/15/32	25,000	19,391
3.050% due 10/01/41	30,000	20,832
Quest Diagnostics, Inc. 2.800% due 06/30/31	70,000	60,045
2.950% due 06/30/30	55,000	48,460
RELX Capital, Inc. (United Kingdom) 4.000% due 03/18/29	100,000	96,970
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	278,506
Royalty Pharma PLC 2.150% due 09/02/31	55,000	42,965
3.300% due 09/02/40	300,000	222,063
3.350% due 09/02/51	60,000	40,780
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	25,000	20,656
S&P Global, Inc. 2.450% due 03/01/27 ~	250,000	234,193
2.700% due 03/01/29 ~	200,000	182,137
3.900% due 03/01/62 ~	250,000	212,672
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	240,293
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	199,166
Stanford Health Care 3.027% due 08/15/51	30,000	22,916
Stryker Corp. 1.150% due 06/15/25	250,000	230,909
4.100% due 04/01/43	100,000	86,735
Sutter Health 2.294% due 08/15/30	55,000	47,273
3.361% due 08/15/50	55,000	42,315
Sysco Corp. 2.450% due 12/14/31	105,000	87,305
3.150% due 12/14/51	125,000	89,660
3.250% due 07/15/27	50,000	47,644
3.750% due 10/01/25	25,000	24,823
4.450% due 03/15/48	50,000	44,005
4.500% due 04/01/46	25,000	22,337
4.850% due 10/01/45	15,000	13,878
Takeda Pharmaceutical Co. Ltd. (Japan) 3.175% due 07/09/50	250,000	187,524
4.400% due 11/26/23	100,000	100,818
5.000% due 11/26/28	100,000	101,981
Thermo Fisher Scientific, Inc. 1.215% due 10/18/24	250,000	237,123
1.750% due 10/15/28	20,000	17,500
2.000% due 10/15/31	35,000	29,379
2.800% due 10/15/41	320,000	251,715
5.300% due 02/01/44	100,000	107,486
Toledo Hospital 5.750% due 11/15/38	50,000	51,647
6.015% due 11/15/48	50,000	46,845
Trustees of Princeton University 5.700% due 03/01/39	50,000	58,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Tyson Foods, Inc. 3.550% due 06/02/27	$350,000	$335,715
4.000% due 03/01/26	15,000	14,923
4.350% due 03/01/29	20,000	19,795
5.100% due 09/28/48	10,000	10,035
Unilever Capital Corp. (United Kingdom) 1.750% due 08/12/31	140,000	115,537
5.900% due 11/15/32	50,000	56,652
UnitedHealth Group, Inc. 0.550% due 05/15/24	35,000	33,338
1.150% due 05/15/26	50,000	45,394
2.000% due 05/15/30	405,000	347,408
2.300% due 05/15/31	50,000	43,354
2.375% due 08/15/24	70,000	68,570
2.875% due 08/15/29	75,000	69,199
2.900% due 05/15/50	300,000	225,301
3.050% due 05/15/41	50,000	40,387
3.250% due 05/15/51	50,000	39,346
3.500% due 02/15/24	20,000	20,098
3.500% due 08/15/39	60,000	52,412
3.700% due 12/15/25	20,000	19,971
3.700% due 08/15/49	65,000	55,577
3.750% due 07/15/25	75,000	75,003
3.850% due 06/15/28	100,000	99,460
3.875% due 12/15/28	25,000	24,885
3.875% due 08/15/59	100,000	86,612
4.200% due 05/15/32	65,000	65,002
4.250% due 06/15/48	50,000	46,738
4.450% due 12/15/48	25,000	24,061
4.750% due 07/15/45	50,000	50,413
6.875% due 02/15/38	250,000	310,144
University of Chicago 2.761% due 04/01/45	10,000	8,249
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	44,209
University of Southern California 2.805% due 10/01/50	50,000	38,159
3.028% due 10/01/39	50,000	42,970
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	94,394
Viatris, Inc. 3.850% due 06/22/40	400,000	283,913
Wyeth LLC 5.950% due 04/01/37	50,000	57,801
6.500% due 02/01/34	100,000	119,920
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	100,000	81,965

		43,602,893

Energy - 1.8%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.337% due 12/15/27	100,000	94,508
4.080% due 12/15/47	50,000	42,373
5.125% due 09/15/40	50,000	49,097
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	100,772
BP Capital Markets America, Inc. 1.749% due 08/10/30	130,000	106,528
2.772% due 11/10/50	130,000	90,464
3.000% due 02/24/50	150,000	109,215
3.001% due 03/17/52	50,000	36,129
3.119% due 05/04/26	25,000	24,279
3.588% due 04/14/27	100,000	97,553
3.790% due 02/06/24	355,000	356,662
4.234% due 11/06/28	400,000	397,655
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	300,000	280,986
3.800% due 04/15/24	43,000	42,730
3.850% due 06/01/27	50,000	47,962
4.950% due 06/01/47	25,000	23,735
6.750% due 02/01/39	90,000	98,966

	Principal Amount	Value
Cenovus Energy, Inc. (Canada) 2.650% due 01/15/32	$65,000	$53,840
3.750% due 02/15/52	225,000	171,249
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29	60,000	54,942
5.125% due 06/30/27	300,000	301,358
Chevron Corp. 1.554% due 05/11/25	35,000	33,233
1.995% due 05/11/27	350,000	321,981
2.236% due 05/11/30	25,000	21,966
2.954% due 05/16/26	100,000	97,638
3.326% due 11/17/25	50,000	49,708
Chevron USA, Inc. 3.850% due 01/15/28	50,000	49,713
ConocoPhillips Co. 3.758% due 03/15/42 ~	250,000	219,235
4.025% due 03/15/62 ~	200,000	169,880
6.950% due 04/15/29	100,000	114,575
Devon Energy Corp. 5.000% due 06/15/45	105,000	97,603
5.850% due 12/15/25	50,000	52,103
Diamondback Energy, Inc. 3.125% due 03/24/31	500,000	436,025
3.500% due 12/01/29	100,000	91,690
4.250% due 03/15/52	60,000	49,900
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	58,843
Enbridge, Inc. (Canada) 1.600% due 10/04/26	55,000	49,005
2.500% due 01/15/25	50,000	48,154
2.500% due 08/01/33	100,000	80,930
3.400% due 08/01/51	70,000	52,766
3.700% due 07/15/27	100,000	95,861
4.500% due 06/10/44	150,000	131,801
Energy Transfer LP 2.900% due 05/15/25	40,000	38,060
3.750% due 05/15/30	310,000	279,685
3.900% due 07/15/26	100,000	96,230
4.050% due 03/15/25	100,000	98,592
4.200% due 04/15/27	100,000	96,087
4.400% due 03/15/27	200,000	193,915
4.900% due 02/01/24	100,000	100,640
5.000% due 05/15/50	500,000	426,236
5.250% due 04/15/29	25,000	24,792
5.300% due 04/15/47	100,000	86,790
5.950% due 10/01/43	100,000	93,362
6.125% due 12/15/45	200,000	191,155
6.500% due 02/01/42	100,000	99,850
Enterprise Products Operating LLC 3.125% due 07/31/29	100,000	90,090
4.150% due 10/16/28	50,000	48,901
4.200% due 01/31/50	450,000	376,220
4.250% due 02/15/48	25,000	21,083
4.800% due 02/01/49	50,000	45,324
5.375% due 02/15/78	300,000	237,072
6.125% due 10/15/39	115,000	121,850
6.875% due 03/01/33	150,000	171,522
Equinor ASA (Norway) 2.375% due 05/22/30	125,000	109,677
3.250% due 11/18/49	200,000	159,071
3.950% due 05/15/43	300,000	266,854
Exxon Mobil Corp. 2.019% due 08/16/24	50,000	48,753
2.440% due 08/16/29	50,000	45,031
2.610% due 10/15/30	250,000	224,682
2.995% due 08/16/39	50,000	40,915
3.043% due 03/01/26	150,000	147,387
3.176% due 03/15/24	200,000	200,134
3.452% due 04/15/51	200,000	163,890
4.114% due 03/01/46	65,000	59,432
4.327% due 03/19/50	300,000	283,630

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Halliburton Co. 3.800% due 11/15/25	$6,000	$5,947
4.850% due 11/15/35	50,000	48,154
5.000% due 11/15/45	342,000	314,376
7.450% due 09/15/39	25,000	29,192
Hess Corp. 4.300% due 04/01/27	50,000	48,785
5.600% due 02/15/41	50,000	48,809
5.800% due 04/01/47	50,000	49,984
7.125% due 03/15/33	50,000	55,722
Kinder Morgan Energy Partners LP 4.150% due 02/01/24	100,000	100,070
Kinder Morgan, Inc. 2.000% due 02/15/31	210,000	168,219
3.250% due 08/01/50	220,000	153,595
4.300% due 03/01/28	300,000	292,145
5.300% due 12/01/34	70,000	68,518
5.550% due 06/01/45	350,000	330,376
Magellan Midstream Partners LP 4.200% due 10/03/47	50,000	41,240
4.250% due 09/15/46	70,000	58,676
5.000% due 03/01/26	50,000	51,185
Marathon Oil Corp. 4.400% due 07/15/27	100,000	97,724
5.200% due 06/01/45	50,000	45,939
Marathon Petroleum Corp. 3.800% due 04/01/28	30,000	28,437
4.500% due 04/01/48	25,000	21,090
5.125% due 12/15/26	50,000	51,244
6.500% due 03/01/41	100,000	109,358
MPLX LP 2.650% due 08/15/30	45,000	37,607
4.250% due 12/01/27	250,000	241,482
4.500% due 04/15/38	30,000	26,353
4.700% due 04/15/48	45,000	37,925
4.875% due 12/01/24	250,000	251,984
4.900% due 04/15/58	15,000	12,442
4.950% due 03/14/52	200,000	173,292
NOV, Inc. 3.950% due 12/01/42	100,000	73,568
ONEOK, Inc. 2.200% due 09/15/25	25,000	23,299
3.100% due 03/15/30	25,000	21,518
4.000% due 07/13/27	130,000	125,315
4.350% due 03/15/29	100,000	94,165
4.500% due 03/15/50	25,000	20,076
4.550% due 07/15/28	50,000	48,392
4.950% due 07/13/47	50,000	42,732
5.200% due 07/15/48	25,000	22,218
Phillips 66 0.900% due 02/15/24	35,000	33,349
1.300% due 02/15/26	20,000	18,012
3.300% due 03/15/52	100,000	74,638
4.650% due 11/15/34	200,000	194,428
Phillips 66 Co. 3.550% due 10/01/26 ~	50,000	48,594
4.900% due 10/01/46 ~	25,000	23,754
Pioneer Natural Resources Co. 2.150% due 01/15/31	385,000	317,385
Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/26	150,000	147,544
4.650% due 10/15/25	100,000	99,128
4.700% due 06/15/44	50,000	39,645
Sabine Pass Liquefaction LLC 4.500% due 05/15/30	205,000	196,673
5.625% due 03/01/25	165,000	168,484
Schlumberger Investment SA 2.650% due 06/26/30	100,000	88,122
3.650% due 12/01/23	42,000	42,168

	Principal Amount	Value
Shell International Finance BV (Netherlands) 0.375% due 09/15/23	$100,000	$96,859
2.500% due 09/12/26	50,000	47,542
2.750% due 04/06/30	85,000	76,796
2.875% due 05/10/26	100,000	96,725
2.875% due 11/26/41	200,000	155,200
3.000% due 11/26/51	200,000	150,215
3.250% due 05/11/25	100,000	98,908
3.250% due 04/06/50	100,000	79,040
3.625% due 08/21/42	100,000	85,023
3.750% due 09/12/46	50,000	42,814
4.000% due 05/10/46	100,000	89,290
4.125% due 05/11/35	263,000	250,864
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	19,044
Suncor Energy, Inc. (Canada) 4.000% due 11/15/47	70,000	59,946
6.800% due 05/15/38	200,000	224,844
Targa Resources Corp. due 07/01/27 #	85,000	85,442
due 07/01/52 #	200,000	200,981
TC PipeLines LP 3.900% due 05/25/27	20,000	19,633
Total Capital International SA (France) 2.434% due 01/10/25	50,000	48,659
2.829% due 01/10/30	50,000	45,344
3.700% due 01/15/24	200,000	200,711
Total Capital SA (France) 3.883% due 10/11/28	25,000	24,629
TotalEnergies Capital International SA (France) 3.127% due 05/29/50	100,000	76,646
3.461% due 07/12/49	50,000	40,537
TransCanada PipeLines Ltd. (Canada) 1.000% due 10/12/24	420,000	392,217
2.500% due 10/12/31	465,000	387,055
3.750% due 10/16/23	100,000	100,148
4.100% due 04/15/30	200,000	191,235
4.250% due 05/15/28	50,000	48,702
5.100% due 03/15/49	50,000	49,491
7.625% due 01/15/39	50,000	61,578
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/30	25,000	22,477
3.950% due 05/15/50	250,000	208,100
4.000% due 03/15/28	50,000	48,533
4.450% due 08/01/42	150,000	132,981
Valero Energy Corp. 2.150% due 09/15/27	100,000	89,096
2.800% due 12/01/31	100,000	84,027
3.400% due 09/15/26	100,000	96,577
6.625% due 06/15/37	150,000	163,243
Williams Cos., Inc. 3.750% due 06/15/27	50,000	47,790
4.550% due 06/24/24	85,000	85,750
5.100% due 09/15/45	100,000	93,368
5.750% due 06/24/44	35,000	34,982
6.300% due 04/15/40	20,000	21,203

		19,227,847

Financial - 9.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.150% due 10/29/23	150,000	143,024
1.650% due 10/29/24	150,000	138,665
1.750% due 10/29/24	150,000	138,527
2.450% due 10/29/26	150,000	130,719
3.300% due 01/30/32	150,000	120,228
3.875% due 01/23/28	150,000	135,534
4.500% due 09/15/23	150,000	149,377
6.500% due 07/15/25	250,000	256,159

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Affiliated Managers Group, Inc. 3.500% due 08/01/25	$50,000	$49,397
African Development Bank (Ivory Coast) 0.875% due 03/23/26	400,000	368,315
0.875% due 07/22/26	116,000	105,811
Air Lease Corp. 0.800% due 08/18/24	40,000	36,658
2.100% due 09/01/28	300,000	240,800
2.300% due 02/01/25	100,000	93,682
3.000% due 02/01/30	100,000	81,703
3.250% due 03/01/25	100,000	95,540
3.875% due 07/03/23	150,000	148,735
Aircastle Ltd. 4.125% due 05/01/24	30,000	29,172
Alexandria Real Estate Equities, Inc. REIT 2.750% due 12/15/29	50,000	43,782
2.950% due 03/15/34	40,000	33,341
3.550% due 03/15/52	70,000	52,544
3.375% due 08/15/31	60,000	53,199
3.950% due 01/15/27	25,000	24,654
4.000% due 02/01/50	100,000	82,701
4.500% due 07/30/29	20,000	19,499
Allstate Corp. 3.280% due 12/15/26	350,000	343,217
Ally Financial, Inc.
1.450% due 10/02/23	85,000	82,218
5.800% due 05/01/25	200,000	204,465
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	100,602
American Express Co.
2.500% due 07/30/24	35,000	34,089
3.000% due 10/30/24	50,000	49,179
3.300% due 05/03/27	415,000	399,507
3.375% due 05/03/24	55,000	54,655
3.700% due 08/03/23	100,000	100,405
4.050% due 12/03/42	125,000	114,570
American Financial Group, Inc. 4.500% due 06/15/47	50,000	42,238
American Homes 4 Rent LP REIT 3.625% due 04/15/32	70,000	61,446
American International Group, Inc. 4.375% due 06/30/50	100,000	88,895
4.800% due 07/10/45	50,000	46,651
American Tower Corp. REIT 1.875% due 10/15/30	200,000	155,789
2.300% due 09/15/31	350,000	277,604
2.900% due 01/15/30	50,000	42,855
2.950% due 01/15/25	100,000	96,637
3.100% due 06/15/50	50,000	34,660
3.375% due 10/15/26	100,000	94,633
3.600% due 01/15/28	100,000	93,599
Ameriprise Financial, Inc. 4.000% due 10/15/23	100,000	100,666
Aon Corp./Aon Global Holdings PLC 2.050% due 08/23/31	100,000	80,469
2.900% due 08/23/51	100,000	69,611
4.500% due 12/15/28	200,000	198,346
Arch Capital Group Ltd. 3.635% due 06/30/50	200,000	155,927
Arch Capital Group US, Inc. 5.144% due 11/01/43	200,000	195,101
Ares Capital Corp. 2.150% due 07/15/26	350,000	293,779
3.250% due 07/15/25	50,000	46,294
Asian Development Bank (Multi-National) 0.250% due 07/14/23	135,000	131,154
0.250% due 10/06/23	500,000	483,308
0.375% due 06/11/24	180,000	170,810
0.500% due 02/04/26	400,000	364,033

	Principal Amount	Value
0.625% due 04/29/25	$500,000	$466,852
1.000% due 04/14/26	200,000	184,747
1.250% due 06/09/28	50,000	44,431
1.500% due 10/18/24	150,000	144,849
1.750% due 08/14/26	250,000	236,391
2.625% due 01/12/27	200,000	195,918
2.750% due 01/19/28	100,000	97,828
2.875% due 05/06/25	225,000	223,664
3.125% due 09/26/28	200,000	198,813
Asian Infrastructure Investment Bank (Multi-National) 0.250% due 09/29/23	135,000	130,547
0.500% due 05/28/25	150,000	138,671
2.250% due 05/16/24	250,000	245,686
3.375% due 06/29/25	200,000	200,187
Assurant, Inc. 4.900% due 03/27/28	100,000	99,881
Assured Guaranty US Holdings, Inc. 3.150% due 06/15/31	70,000	60,814
Athene Holding Ltd. (Bermuda) 3.450% due 05/15/52	100,000	68,867
3.500% due 01/15/31	20,000	16,953
AvalonBay Communities, Inc. REIT 2.050% due 01/15/32	200,000	165,265
2.450% due 01/15/31	105,000	90,827
3.350% due 05/15/27	25,000	23,950
4.150% due 07/01/47	50,000	44,814
AXA SA (France) 8.600% due 12/15/30	75,000	88,074
Banco Santander SA (Spain) 1.722% due 09/14/27	200,000	173,737
2.706% due 06/27/24	200,000	194,275
2.749% due 12/03/30	200,000	159,048
3.892% due 05/24/24	200,000	199,133
Bank of America Corp. 0.810% due 10/24/24	100,000	95,371
1.197% due 10/24/26	100,000	89,626
1.319% due 06/19/26	500,000	455,173
1.530% due 12/06/25	200,000	186,310
1.658% due 03/11/27	350,000	314,264
1.734% due 07/22/27	410,000	365,152
1.843% due 02/04/25	350,000	337,655
1.922% due 10/24/31	100,000	79,970
2.015% due 02/13/26	100,000	93,847
2.299% due 07/21/32	100,000	80,910
2.456% due 10/22/25	50,000	47,678
2.482% due 09/21/36	200,000	155,339
2.496% due 02/13/31	100,000	84,599
2.572% due 10/20/32	100,000	82,585
2.592% due 04/29/31	500,000	424,501
2.651% due 03/11/32	100,000	84,136
2.676% due 06/19/41	350,000	252,338
2.831% due 10/24/51	25,000	17,167
2.884% due 10/22/30	50,000	43,703
2.972% due 02/04/33	350,000	298,494
2.972% due 07/21/52	100,000	71,129
3.248% due 10/21/27	150,000	141,134
3.311% due 04/22/42	400,000	314,394
3.366% due 01/23/26	100,000	96,977
3.384% due 04/02/26	100,000	97,062
3.419% due 12/20/28	169,000	157,537
3.458% due 03/15/25	150,000	147,966
3.483% due 03/13/52	100,000	78,445
3.500% due 04/19/26	150,000	146,405
3.593% due 07/21/28	100,000	94,406
3.824% due 01/20/28	300,000	287,926
3.846% due 03/08/37	400,000	346,191
3.875% due 08/01/25	100,000	99,717
3.946% due 01/23/49	100,000	85,193
3.950% due 04/21/25	200,000	197,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.970% due 03/05/29	$100,000	$95,460
4.078% due 04/23/40	200,000	176,220
4.083% due 03/20/51	350,000	302,506
4.183% due 11/25/27	100,000	97,278
4.450% due 03/03/26	85,000	84,732
4.750% due 04/21/45	85,000	77,340
6.110% due 01/29/37	250,000	269,402
7.750% due 05/14/38	200,000	246,882
Bank of Montreal (Canada) 0.400% due 09/15/23	350,000	338,127
0.450% due 12/08/23	145,000	139,345
0.949% due 01/22/27	100,000	89,102
3.300% due 02/05/24	100,000	99,872
3.700% due 06/07/25	165,000	163,771
Bank of New York Mellon Corp. 0.350% due 12/07/23	210,000	202,407
0.500% due 04/26/24	250,000	237,521
1.600% due 04/24/25	300,000	282,745
2.800% due 05/04/26	50,000	48,221
3.000% due 10/30/28	55,000	50,569
3.350% due 04/25/25	100,000	98,954
3.400% due 05/15/24	100,000	99,906
Bank of Nova Scotia (Canada) 0.400% due 09/15/23	40,000	38,645
0.650% due 07/31/24	70,000	65,672
0.700% due 04/15/24	85,000	80,664
1.300% due 06/11/25	100,000	92,875
1.300% due 09/15/26	50,000	44,434
2.450% due 02/02/32	100,000	83,188
3.450% due 04/11/25	60,000	59,288
4.588% due 05/04/37	40,000	36,822
Barclays PLC (United Kingdom) 1.007% due 12/10/24	300,000	284,942
2.645% due 06/24/31	200,000	165,715
2.894% due 11/24/32	200,000	160,967
3.330% due 11/24/42	200,000	148,981
4.337% due 01/10/28	300,000	286,962
4.375% due 01/12/26	200,000	198,271
4.950% due 01/10/47	200,000	188,749
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	65,055
2.500% due 01/15/51	410,000	278,278
2.850% due 10/15/50	90,000	64,923
3.850% due 03/15/52	200,000	171,584
4.300% due 05/15/43	200,000	186,086
5.750% due 01/15/40	25,000	27,573
BlackRock, Inc.
1.900% due 01/28/31	15,000	12,458
2.100% due 02/25/32	100,000	82,714
2.400% due 04/30/30	45,000	39,448
3.200% due 03/15/27	56,000	54,578
3.250% due 04/30/29	60,000	56,580
Blackstone Private Credit Fund
2.625% due 12/15/26 ~	100,000	83,859
3.250% due 03/15/27 ~	150,000	127,383
Blackstone Secured Lending Fund 2.750% due 09/16/26	100,000	87,449
Boston Properties LP REIT
2.450% due 10/01/33	50,000	38,468
2.550% due 04/01/32	250,000	199,244
3.250% due 01/30/31	150,000	128,809
Brandywine Operating Partnership LP REIT 4.550% due 10/01/29	50,000	47,789
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	93,746
4.700% due 06/22/47	50,000	39,891
Brixmor Operating Partnership LP REIT
2.500% due 08/16/31	50,000	39,264
4.050% due 07/01/30	10,000	9,033
4.125% due 06/15/26	50,000	48,881

	Principal Amount	Value
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51	$50,000	$36,067
4.000% due 04/01/24	50,000	50,029
4.700% due 09/20/47	50,000	43,902
4.850% due 03/29/29	100,000	99,144
Brown & Brown, Inc.
4.200% due 03/17/32	35,000	31,901
4.500% due 03/15/29	50,000	48,970
4.950% due 03/17/52	200,000	175,898
Camden Property Trust REIT
3.150% due 07/01/29	30,000	27,438
4.100% due 10/15/28	20,000	19,666
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	100,000	95,851
0.950% due 10/23/25	20,000	18,061
1.250% due 06/22/26	100,000	88,917
3.100% due 04/02/24	150,000	148,501
3.600% due 04/07/32	45,000	40,897
Capital One Financial Corp.
1.878% due 11/02/27	100,000	87,789
2.618% due 11/02/32	100,000	80,511
3.200% due 02/05/25	200,000	194,654
3.300% due 10/30/24	100,000	97,675
3.750% due 07/28/26	250,000	239,363
3.750% due 03/09/27	50,000	47,904
3.800% due 01/31/28	200,000	188,306
4.927% due 05/10/28	100,000	99,120
CBRE Services, Inc. 4.875% due 03/01/26	100,000	101,105
Charles Schwab Corp.
0.900% due 03/11/26	135,000	121,333
1.150% due 05/13/26	75,000	67,752
1.950% due 12/01/31	100,000	81,074
2.300% due 05/13/31	150,000	126,996
2.450% due 03/03/27	250,000	233,349
3.200% due 03/02/27	100,000	96,102
3.750% due 04/01/24	50,000	50,170
3.850% due 05/21/25	100,000	100,352
Chubb INA Holdings, Inc.
1.375% due 09/15/30	250,000	199,717
2.850% due 12/15/51	25,000	18,326
3.050% due 12/15/61	10,000	7,162
3.150% due 03/15/25	100,000	98,262
4.150% due 03/13/43	25,000	22,709
Citigroup, Inc.
0.776% due 10/30/24	100,000	95,397
0.981% due 05/01/25	50,000	46,884
1.122% due 01/28/27	750,000	663,437
1.281% due 11/03/25	30,000	27,878
1.462% due 06/09/27	100,000	88,584
2.014% due 01/25/26	145,000	136,005
2.520% due 11/03/32	70,000	56,868
2.561% due 05/01/32	55,000	45,340
2.572% due 06/03/31	600,000	504,869
2.666% due 01/29/31	150,000	127,498
2.904% due 11/03/42	50,000	36,287
2.976% due 11/05/30	100,000	87,366
3.057% due 01/25/33	135,000	114,559
3.070% due 02/24/28	150,000	139,254
3.106% due 04/08/26	600,000	576,721
3.290% due 03/17/26	100,000	96,799
3.400% due 05/01/26	100,000	96,765
3.520% due 10/27/28	100,000	93,521
3.668% due 07/24/28	100,000	94,491
3.750% due 06/16/24	100,000	100,458
3.785% due 03/17/33	450,000	405,843
3.875% due 03/26/25	100,000	98,701
3.878% due 01/24/39	100,000	86,589
3.887% due 01/10/28	100,000	96,223

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
4.000% due 08/05/24	$50,000	$49,895
4.125% due 07/25/28	100,000	96,027
4.300% due 11/20/26	100,000	98,645
4.750% due 05/18/46	50,000	44,749
5.300% due 05/06/44	400,000	383,946
6.125% due 08/25/36	100,000	106,122
Citizens Bank NA 4.119% due 05/23/25	250,000	249,271
CME Group, Inc.
3.000% due 03/15/25	50,000	49,402
3.750% due 06/15/28	100,000	98,678
4.150% due 06/15/48	50,000	47,607
CNA Financial Corp.
3.450% due 08/15/27	100,000	94,963
4.500% due 03/01/26	50,000	50,108
Comerica Bank 4.000% due 07/27/25	250,000	247,121
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	250,000	237,899
3.375% due 05/21/25	250,000	246,259
5.250% due 05/24/41	200,000	216,302
Corp Andina de Fomento (Multi-National) 2.250% due 02/08/27	200,000	185,328
Corporate Office Properties LP REIT
2.250% due 03/15/26	35,000	31,767
2.900% due 12/01/33	65,000	50,450
Council Of Europe Development Bank (France) 0.250% due 10/20/23	250,000	241,114
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	244,409
3.750% due 03/26/25	250,000	242,484
Crown Castle International Corp. REIT
2.100% due 04/01/31	200,000	159,284
3.150% due 07/15/23	30,000	29,686
3.200% due 09/01/24	35,000	34,306
3.250% due 01/15/51	200,000	143,879
3.650% due 09/01/27	35,000	33,179
3.700% due 06/15/26	35,000	33,814
3.800% due 02/15/28	50,000	47,222
4.000% due 03/01/27	40,000	38,903
4.300% due 02/15/29	60,000	57,675
4.450% due 02/15/26	35,000	34,685
4.750% due 05/15/47	25,000	22,636
CubeSmart LP REIT
2.000% due 02/15/31	15,000	11,950
3.125% due 09/01/26	50,000	47,631
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	311,294
2.222% due 09/18/24	150,000	144,709
2.552% due 01/07/28	150,000	129,960
3.700% due 05/30/24	285,000	280,145
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	47,675
4.450% due 07/15/28	100,000	97,160
Discover Bank 3.450% due 07/27/26	250,000	236,542
Duke Realty LP REIT
1.750% due 02/01/31	20,000	16,282
2.250% due 01/15/32	50,000	41,702
2.875% due 11/15/29	40,000	36,003
3.375% due 12/15/27	60,000	56,751
Enstar Group Ltd. 4.950% due 06/01/29	25,000	23,944
EPR Properties REIT 3.600% due 11/15/31	30,000	23,747
Equinix, Inc. REIT
2.000% due 05/15/28	35,000	30,082
2.150% due 07/15/30	350,000	283,478
2.500% due 05/15/31	100,000	81,124

	Principal Amount	Value
2.625% due 11/18/24	$65,000	$62,406
3.400% due 02/15/52	10,000	7,421
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	289,702
ERP Operating LP REIT
2.850% due 11/01/26	70,000	66,439
3.500% due 03/01/28	100,000	95,304
4.500% due 06/01/45	75,000	70,128
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	54,407
2.650% due 03/15/32	30,000	24,941
3.375% due 04/15/26	50,000	48,344
3.875% due 05/01/24	50,000	49,888
4.000% due 03/01/29	25,000	23,891
European Bank for Reconstruction & Development (United Kingdom)
0.250% due 07/10/23	250,000	243,342
0.500% due 01/28/26	300,000	273,761
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	836,324
0.375% due 03/26/26	300,000	271,017
0.625% due 10/21/27	250,000	219,493
0.750% due 10/26/26	83,000	75,113
1.250% due 02/14/31	300,000	257,608
1.375% due 03/15/27	350,000	323,066
1.625% due 03/14/25	230,000	221,438
1.625% due 10/09/29	195,000	176,621
2.250% due 06/24/24	250,000	246,414
2.875% due 08/15/23	450,000	449,600
3.125% due 12/14/23	200,000	200,312
Extra Space Storage LP REIT 3.900% due 04/01/29	220,000	206,236
Federal Realty OP LP REIT
1.250% due 02/15/26	300,000	268,770
3.950% due 01/15/24	50,000	49,925
4.500% due 12/01/44	50,000	44,388
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	175,287
4.500% due 08/15/28	50,000	48,254
Fifth Third Bancorp
1.707% due 11/01/27	155,000	137,632
2.550% due 05/05/27	60,000	55,041
8.250% due 03/01/38	25,000	32,100
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	84,174
3.250% due 07/15/27	50,000	42,590
4.125% due 02/01/25	50,000	47,461
Globe Life, Inc. 4.550% due 09/15/28	50,000	49,361
GLP Capital LP/GLP Financing II, Inc. REIT
3.250% due 01/15/32	50,000	40,173
4.000% due 01/15/31	50,000	43,202
5.250% due 06/01/25	25,000	24,566
5.375% due 11/01/23	25,000	25,082
5.375% due 04/15/26	50,000	49,025
5.750% due 06/01/28	25,000	24,461
Goldman Sachs Group, Inc.
0.657% due 09/10/24	100,000	95,737
1.093% due 12/09/26	290,000	258,747
1.431% due 03/09/27	80,000	71,047
1.542% due 09/10/27	100,000	87,851
1.757% due 01/24/25	100,000	96,207
1.948% due 10/21/27	250,000	221,425
2.383% due 07/21/32	70,000	56,674
2.615% due 04/22/32	70,000	58,188
2.640% due 02/24/28	250,000	227,078
2.650% due 10/21/32	250,000	206,285
2.908% due 07/21/42	60,000	43,912
3.102% due 02/24/33	250,000	213,761
3.210% due 04/22/42	60,000	45,919

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.272% due 09/29/25	$255,000	$248,031
3.436% due 02/24/43	450,000	353,592
3.500% due 01/23/25	150,000	147,955
3.500% due 04/01/25	100,000	98,156
3.500% due 11/16/26	100,000	96,022
3.615% due 03/15/28	200,000	189,432
3.625% due 02/20/24	180,000	179,575
3.750% due 05/22/25	150,000	148,396
3.750% due 02/25/26	60,000	58,916
3.800% due 03/15/30	250,000	232,061
3.814% due 04/23/29	150,000	141,580
3.850% due 01/26/27	160,000	154,792
4.017% due 10/31/38	100,000	87,475
4.223% due 05/01/29	200,000	192,432
4.411% due 04/23/39	450,000	409,150
4.750% due 10/21/45	100,000	93,149
6.750% due 10/01/37	200,000	221,821
Golub Capital BDC, Inc. 2.500% due 08/24/26	60,000	50,300
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	69,634
Healthcare Realty Trust, Inc. REIT 2.400% due 03/15/30	25,000	20,730
Healthcare Trust of America Holdings LP REIT
2.000% due 03/15/31	25,000	19,404
3.100% due 02/15/30	50,000	43,129
Healthpeak Properties, Inc. REIT
2.875% due 01/15/31	200,000	172,751
3.000% due 01/15/30	100,000	88,380
3.400% due 02/01/25	7,000	6,893
Hercules Capital, Inc. 3.375% due 01/20/27	35,000	30,670
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	19,154
4.200% due 04/15/29	50,000	46,931
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	21,186
3.500% due 09/15/30	100,000	85,528
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	500,000	439,960
1.645% due 04/18/26	250,000	229,349
2.251% due 11/22/27	250,000	222,933
2.357% due 08/18/31	250,000	202,866
2.804% due 05/24/32	200,000	164,434
2.848% due 06/04/31	200,000	169,165
2.999% due 03/10/26	200,000	190,610
3.803% due 03/11/25	200,000	197,365
3.900% due 05/25/26	200,000	195,834
3.973% due 05/22/30	290,000	266,632
4.250% due 08/18/25	200,000	197,485
4.375% due 11/23/26	200,000	195,656
4.762% due 03/29/33	300,000	277,019
6.800% due 06/01/38	150,000	162,126
HSBC USA, Inc. 3.500% due 06/23/24	250,000	248,575
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	48,043
Huntington Bancshares, Inc.
2.625% due 08/06/24	300,000	291,550
5.023% due 05/17/33	70,000	69,859
ING Groep NV (Netherlands)
4.252% due 03/28/33	200,000	186,890
4.550% due 10/02/28	200,000	194,927
Inter-American Development Bank (Multi-National)
0.500% due 09/23/24	150,000	141,784
0.625% due 07/15/25	700,000	648,446
0.875% due 04/20/26	250,000	229,680
1.125% due 07/20/28	300,000	265,854

	Principal Amount	Value
1.125% due 01/13/31	$150,000	$126,943
1.750% due 03/14/25	300,000	289,564
2.000% due 06/02/26	150,000	143,551
2.000% due 07/23/26	100,000	95,635
2.625% due 01/16/24	150,000	149,005
3.200% due 08/07/42	100,000	90,893
3.250% due 07/01/24	175,000	175,291
Intercontinental Exchange, Inc.
1.850% due 09/15/32	65,000	50,881
2.650% due 09/15/40	65,000	47,830
3.000% due 09/15/60	65,000	44,005
3.100% due 09/15/27	100,000	94,745
International Bank for Reconstruction & Development (Multi-National)
0.250% due 11/24/23	50,000	48,198
0.375% due 07/28/25	350,000	321,979
0.500% due 10/28/25	200,000	183,453
0.625% due 04/22/25	500,000	466,745
0.750% due 11/24/27	195,000	171,581
0.875% due 05/14/30	350,000	293,801
1.125% due 09/13/28	160,000	141,386
1.250% due 02/10/31	500,000	427,624
1.375% due 04/20/28	250,000	225,472
1.625% due 01/15/25	150,000	144,827
1.625% due 11/03/31	190,000	166,332
1.750% due 10/23/29	100,000	90,585
2.500% due 03/19/24	200,000	198,303
2.500% due 03/29/32	200,000	187,517
3.000% due 09/27/23	250,000	249,969
3.125% due 11/20/25	50,000	50,021
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	90,310
0.750% due 08/27/30	250,000	208,921
1.375% due 10/16/24	90,000	86,662
2.875% due 07/31/23	130,000	130,018
Invesco Finance PLC 5.375% due 11/30/43	200,000	197,952
Invitation Homes Operating Partnership LP REIT 2.000% due 08/15/31	300,000	231,097
Jackson Financial, Inc. 5.170% due 06/08/27	55,000	54,577
Jefferies Group LLC 2.750% due 10/15/32	40,000	30,419
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.625% due 10/15/31	100,000	77,284
JPMorgan Chase & Co.
0.768% due 08/09/25	350,000	324,967
0.824% due 06/01/25	170,000	159,023
0.969% due 06/23/25	300,000	280,710
1.040% due 02/04/27	500,000	443,021
1.045% due 11/19/26	100,000	89,048
1.470% due 09/22/27	75,000	65,832
1.561% due 12/10/25	100,000	93,469
1.578% due 04/22/27	65,000	57,952
1.764% due 11/19/31	100,000	79,158
2.069% due 06/01/29	140,000	120,530
2.083% due 04/22/26	250,000	234,083
2.182% due 06/01/28	650,000	578,419
2.301% due 10/15/25	615,000	586,277
2.525% due 11/19/41	100,000	71,696
2.545% due 11/08/32	375,000	311,946
2.580% due 04/22/32	75,000	63,170
2.595% due 02/24/26	100,000	95,163
2.739% due 10/15/30	75,000	65,502
2.947% due 02/24/28	60,000	55,637
2.956% due 05/13/31	65,000	56,176
2.963% due 01/25/33	100,000	85,913
3.109% due 04/22/51	250,000	183,724

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.157% due 04/22/42	$100,000	$77,839
3.200% due 06/15/26	100,000	96,660
3.328% due 04/22/52	70,000	53,379
3.509% due 01/23/29	185,000	173,231
3.540% due 05/01/28	100,000	94,901
3.625% due 05/13/24	200,000	200,515
3.702% due 05/06/30	150,000	139,667
3.882% due 07/24/38	150,000	132,471
3.964% due 11/15/48	100,000	84,958
4.023% due 12/05/24	200,000	199,461
4.032% due 07/24/48	150,000	128,882
4.080% due 04/26/26	250,000	247,227
4.452% due 12/05/29	150,000	146,265
5.500% due 10/15/40	100,000	103,128
5.600% due 07/15/41	100,000	104,618
6.400% due 05/15/38	300,000	340,219
KeyCorp
2.250% due 04/06/27	350,000	315,415
4.150% due 10/29/25	30,000	29,966
Kimco Realty Corp. REIT
2.250% due 12/01/31	70,000	56,354
3.700% due 10/01/49	25,000	19,437
4.125% due 12/01/46	50,000	41,589
Kite Realty Group Trust REIT 4.750% due 09/15/30	25,000	23,302
Kreditanstalt fuer Wiederaufbau (Germany)
0.250% due 10/19/23	400,000	386,397
0.250% due 03/08/24	200,000	190,860
0.375% due 07/18/25	250,000	230,279
0.500% due 09/20/24	500,000	473,039
0.625% due 01/22/26	730,000	669,973
1.250% due 01/31/25	500,000	477,752
1.375% due 08/05/24	400,000	386,636
1.750% due 09/14/29	100,000	91,242
2.500% due 11/20/24	375,000	370,280
3.000% due 05/20/27	200,000	199,030
3.480% due 06/29/37	200,000	119,690
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30	200,000	167,240
1.750% due 07/27/26	100,000	94,827
3.125% due 11/14/23	200,000	200,496
Lazard Group LLC
3.625% due 03/01/27	50,000	47,151
4.375% due 03/11/29	50,000	47,774
Legg Mason, Inc. 4.750% due 03/15/26	50,000	51,149
Life Storage LP REIT 4.000% due 06/15/29	100,000	92,369
Lincoln National Corp.
3.625% due 12/12/26	150,000	145,385
3.800% due 03/01/28	35,000	33,460
4.000% due 09/01/23	15,000	15,086
4.350% due 03/01/48	25,000	21,236
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28	200,000	190,499
3.870% due 07/09/25	500,000	494,273
4.050% due 08/16/23	200,000	200,607
4.582% due 12/10/25	200,000	196,429
LXP Industrial Trust REIT 2.375% due 10/01/31	70,000	54,196
Main Street Capital Corp. 3.000% due 07/14/26	100,000	87,388
Manulife Financial Corp. (Canada)
3.703% due 03/16/32	100,000	92,014
4.150% due 03/04/26	50,000	49,425
5.375% due 03/04/46	50,000	53,472
Markel Corp.
3.450% due 05/07/52	70,000	52,561
3.500% due 11/01/27	50,000	48,145
5.000% due 05/20/49	30,000	28,750

	Principal Amount	Value
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31	$45,000	$37,723
3.500% due 03/10/25	75,000	74,096
3.750% due 03/14/26	100,000	99,092
4.200% due 03/01/48	100,000	88,658
4.375% due 03/15/29	70,000	69,247
Mastercard, Inc.
1.900% due 03/15/31	100,000	85,484
2.000% due 11/18/31	200,000	168,765
2.950% due 11/21/26	50,000	48,830
2.950% due 06/01/29	50,000	46,888
2.950% due 03/15/51	45,000	35,000
3.650% due 06/01/49	50,000	44,073
3.800% due 11/21/46	50,000	45,255
3.950% due 02/26/48	15,000	13,901
MetLife, Inc.
4.550% due 03/23/30	350,000	353,317
5.700% due 06/15/35	100,000	109,336
5.875% due 02/06/41	200,000	217,701
6.375% due 06/15/34	100,000	116,055
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	96,212
3.950% due 03/15/29	25,000	23,896
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.848% due 09/15/24	350,000	337,166
0.962% due 10/11/25	200,000	185,416
1.640% due 10/13/27	200,000	176,433
2.048% due 07/17/30	200,000	163,281
2.852% due 01/19/33	200,000	169,517
3.677% due 02/22/27	100,000	96,727
3.761% due 07/26/23	150,000	149,949
3.777% due 03/02/25	50,000	49,674
3.850% due 03/01/26	200,000	196,229
3.961% due 03/02/28	50,000	48,263
4.050% due 09/11/28	150,000	145,462
Mizuho Financial Group, Inc. (Japan)
1.241% due 07/10/24	200,000	194,525
2.201% due 07/10/31	200,000	162,464
3.261% due 05/22/30	200,000	179,475
3.663% due 02/28/27	200,000	191,705
3.922% due 09/11/24	200,000	199,501
Morgan Stanley
0.791% due 01/22/25	100,000	94,602
0.864% due 10/21/25	70,000	64,625
1.164% due 10/21/25	225,000	208,700
1.512% due 07/20/27	100,000	87,883
1.593% due 05/04/27	145,000	128,962
1.794% due 02/13/32	65,000	51,193
2.188% due 04/28/26	500,000	468,717
2.239% due 07/21/32	100,000	81,117
2.475% due 01/21/28	170,000	154,674
2.484% due 09/16/36	100,000	76,998
2.511% due 10/20/32	275,000	227,547
2.699% due 01/22/31	445,000	385,833
2.720% due 07/22/25	565,000	544,868
2.802% due 01/25/52	400,000	278,542
2.943% due 01/21/33	135,000	115,842
3.125% due 07/27/26	70,000	66,911
3.217% due 04/22/42	55,000	43,383
3.591% due 07/22/28	100,000	94,754
3.622% due 04/01/31	200,000	183,900
3.625% due 01/20/27	300,000	290,823
4.300% due 01/27/45	100,000	88,986
4.350% due 09/08/26	90,000	89,253
4.431% due 01/23/30	95,000	92,400
4.457% due 04/22/39	150,000	139,961
5.597% due 03/24/51	100,000	108,087
7.250% due 04/01/32	100,000	117,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/27	$15,000	$14,340
4.500% due 06/20/28	50,000	50,087
Nasdaq, Inc.
1.650% due 01/15/31	150,000	117,572
2.500% due 12/21/40	150,000	104,740
National Bank of Canada (Canada) 0.550% due 11/15/24	250,000	238,469
National Retail Properties, Inc. REIT 4.300% due 10/15/28	35,000	34,050
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	279,760
3.073% due 05/22/28	200,000	181,972
3.875% due 09/12/23	250,000	249,336
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	87,744
1.851% due 07/16/25	200,000	183,411
2.329% due 01/22/27	300,000	265,871
Nordic Investment Bank (Multi-National) 0.500% due 01/21/26	300,000	273,803
Northern Trust Corp.
1.950% due 05/01/30	75,000	63,758
3.375% due 05/08/32	63,000	59,364
3.650% due 08/03/28	50,000	49,039
4.000% due 05/10/27	35,000	35,239
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	43,342
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	82,488
1.500% due 02/12/25	300,000	288,258
Office Properties Income Trust REIT 4.250% due 05/15/24	50,000	48,570
Old Republic International Corp. 3.850% due 06/11/51	55,000	41,631
Omega Healthcare Investors, Inc. REIT
4.500% due 01/15/25	25,000	24,802
4.750% due 01/15/28	50,000	47,417
4.950% due 04/01/24	100,000	100,406
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	48,508
4.000% due 04/13/32	100,000	95,352
4.050% due 01/16/24	25,000	25,057
Owl Rock Capital Corp.
2.875% due 06/11/28	100,000	78,616
3.750% due 07/22/25	100,000	92,594
4.000% due 03/30/25	25,000	23,544
OWL Rock Core Income Corp.
5.500% due 03/21/25 ~	100,000	96,099
Physicians Realty LP REIT 2.625% due 11/01/31	50,000	40,304
Piedmont Operating Partnership LP REIT 2.750% due 04/01/32	35,000	27,079
PNC Bank NA
2.950% due 02/23/25	300,000	292,573
4.050% due 07/26/28	350,000	339,075
PNC Financial Services Group, Inc.
2.550% due 01/22/30	350,000	304,727
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	23,538
4.625% due 09/15/42	100,000	92,989
Private Export Funding Corp. 2.450% due 07/15/24	100,000	98,360
Progressive Corp.
2.500% due 03/15/27	40,000	37,843
3.000% due 03/15/32	50,000	44,844
3.700% due 03/15/52	175,000	147,043
4.000% due 03/01/29	25,000	24,717
4.125% due 04/15/47	100,000	90,925
Prologis LP REIT
1.250% due 10/15/30	55,000	43,526
1.625% due 03/15/31	100,000	80,724

	Principal Amount	Value
2.125% due 04/15/27	$25,000	$22,830
2.125% due 10/15/50	40,000	25,525
2.250% due 04/15/30	30,000	25,988
3.000% due 04/15/50	25,000	18,982
4.375% due 02/01/29	15,000	14,997
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	18,367
2.100% due 03/10/30	15,000	12,804
3.000% due 03/10/40	25,000	20,233
3.700% due 10/01/50	175,000	146,833
3.700% due 03/13/51	150,000	125,560
3.935% due 12/07/49	132,000	113,905
4.350% due 02/25/50	50,000	46,167
5.200% due 03/15/44	100,000	94,807
6.625% due 06/21/40	50,000	57,929
Public Storage REIT
0.875% due 02/15/26	50,000	44,747
1.500% due 11/09/26	50,000	45,245
2.300% due 05/01/31	250,000	210,294
3.094% due 09/15/27	30,000	28,515
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	97,704
Realty Income Corp. REIT
1.800% due 03/15/33	50,000	38,303
2.200% due 06/15/28	35,000	30,724
2.850% due 12/15/32	30,000	25,824
3.000% due 01/15/27	50,000	47,374
3.875% due 04/15/25	150,000	149,029
4.600% due 02/06/24	25,000	25,225
4.625% due 11/01/25	50,000	50,768
4.875% due 06/01/26	25,000	25,528
Regency Centers LP REIT
3.600% due 02/01/27	30,000	29,056
3.700% due 06/15/30	35,000	31,801
4.400% due 02/01/47	35,000	30,825
Regions Financial Corp. 1.800% due 08/12/28	300,000	255,674
Reinsurance Group of America, Inc. 3.950% due 09/15/26	60,000	59,126
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	28,616
Royal Bank of Canada (Canada)
0.500% due 10/26/23	35,000	33,871
1.150% due 06/10/25	490,000	453,975
1.150% due 07/14/26	50,000	44,686
2.050% due 01/21/27	100,000	91,497
3.625% due 05/04/27	150,000	145,517
4.650% due 01/27/26	200,000	202,003
Santander Holdings USA, Inc.
2.490% due 01/06/28	70,000	61,837
4.260% due 06/09/25	75,000	74,146
4.400% due 07/13/27	145,000	139,529
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	179,337
2.896% due 03/15/32	200,000	166,112
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	100,227
Simon Property Group LP REIT
1.375% due 01/15/27	300,000	262,879
2.000% due 09/13/24	100,000	95,701
2.450% due 09/13/29	100,000	85,043
2.650% due 07/15/30	100,000	84,934
3.250% due 11/30/26	50,000	47,698
3.250% due 09/13/49	100,000	72,740
3.375% due 06/15/27	100,000	95,010
4.250% due 11/30/46	50,000	43,203
Spirit Realty LP 3.400% due 01/15/30	50,000	43,347

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Stifel Financial Corp. 4.250% due 07/18/24	$50,000	$50,072
STORE Capital Corp. REIT 4.500% due 03/15/28	150,000	146,617
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	200,000	178,169
1.402% due 09/17/26	250,000	220,886
1.474% due 07/08/25	200,000	183,961
1.710% due 01/12/31	200,000	157,269
1.902% due 09/17/28	250,000	212,129
2.296% due 01/12/41	200,000	136,641
2.348% due 01/15/25	200,000	191,503
3.010% due 10/19/26	200,000	188,814
3.202% due 09/17/29	150,000	133,142
3.364% due 07/12/27	150,000	142,605
3.784% due 03/09/26	100,000	98,205
Sun Communities Operating LP REIT 2.300% due 11/01/28	65,000	55,659
SVB Financial Group
1.800% due 10/28/26	100,000	89,395
4.345% due 04/29/28	100,000	97,602
Synchrony Financial
3.700% due 08/04/26	50,000	46,364
3.950% due 12/01/27	100,000	91,253
4.875% due 06/13/25	100,000	98,988
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	47,501
Toronto-Dominion Bank (Canada)
0.700% due 09/10/24	350,000	328,793
0.750% due 01/06/26	200,000	179,053
1.200% due 06/03/26	100,000	89,614
3.250% due 03/11/24	100,000	99,412
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	38,128
6.250% due 06/15/37	125,000	147,080
Travelers Property Casualty Corp. 6.375% due 03/15/33	100,000	117,562
Truist Bank 3.689% due 08/02/24	50,000	49,986
Truist Financial Corp.
1.125% due 08/03/27	100,000	85,639
1.200% due 08/05/25	135,000	124,170
1.267% due 03/02/27	120,000	107,691
1.887% due 06/07/29	125,000	107,561
1.950% due 06/05/30	135,000	112,406
2.500% due 08/01/24	300,000	293,063
3.700% due 06/05/25	100,000	99,584
4.000% due 05/01/25	100,000	100,267
UDR, Inc. REIT
2.100% due 06/15/33	100,000	76,302
3.100% due 11/01/34	50,000	41,120
3.200% due 01/15/30	50,000	44,937
4.400% due 01/26/29	25,000	24,704
Unum Group
4.000% due 06/15/29	70,000	66,054
4.125% due 06/15/51	100,000	73,957
US Bancorp
1.375% due 07/22/30	150,000	119,664
1.450% due 05/12/25	150,000	140,763
2.491% due 11/03/36	200,000	163,199
3.600% due 09/11/24	400,000	399,500
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	43,795
3.250% due 10/15/26	100,000	94,541
4.000% due 03/01/28	50,000	47,796
4.125% due 01/15/26	31,000	30,705
Visa, Inc.
1.100% due 02/15/31	200,000	160,214
1.900% due 04/15/27	250,000	230,814

	Principal Amount	Value
2.000% due 08/15/50	$250,000	$166,362
2.050% due 04/15/30	300,000	263,473
3.650% due 09/15/47	25,000	22,309
4.150% due 12/14/35	30,000	29,867
4.300% due 12/14/45	100,000	98,941
Voya Financial, Inc.
3.650% due 06/15/26	50,000	48,474
4.800% due 06/15/46	30,000	28,075
W R Berkley Corp. 4.000% due 05/12/50	115,000	96,229
Wachovia Corp. 5.500% due 08/01/35	200,000	203,839
Wells Fargo & Co.
0.805% due 05/19/25	25,000	23,426
2.188% due 04/30/26	300,000	281,049
2.393% due 06/02/28	500,000	448,164
2.406% due 10/30/25	130,000	123,905
3.000% due 04/22/26	150,000	142,990
3.000% due 10/23/26	150,000	141,634
3.068% due 04/30/41	500,000	387,957
3.196% due 06/17/27	260,000	246,595
3.350% due 03/02/33	390,000	346,429
3.526% due 03/24/28	355,000	336,554
3.908% due 04/25/26	250,000	246,186
4.150% due 01/24/29	200,000	193,553
4.478% due 04/04/31	200,000	195,791
4.611% due 04/25/53	250,000	231,770
5.013% due 04/04/51	250,000	245,873
5.606% due 01/15/44	100,000	100,871
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	115,934
Welltower, Inc. REIT
2.050% due 01/15/29	60,000	50,553
2.750% due 01/15/31	145,000	122,452
2.750% due 01/15/32	50,000	41,705
2.800% due 06/01/31	100,000	84,478
4.125% due 03/15/29	100,000	95,131
Westpac Banking Corp. (Australia)
1.953% due 11/20/28	100,000	87,347
2.150% due 06/03/31	100,000	83,964
2.700% due 08/19/26	150,000	142,643
2.894% due 02/04/30	200,000	189,735
2.963% due 11/16/40	200,000	144,970
3.300% due 02/26/24	100,000	99,912
3.400% due 01/25/28	100,000	95,867
4.043% due 08/26/27	100,000	99,558
4.110% due 07/24/34	65,000	59,472
4.421% due 07/24/39	45,000	40,352
Weyerhaeuser Co. REIT due 03/15/32 #	100,000	115,809
4.000% due 11/15/29	100,000	94,645
Willis North America, Inc.
2.950% due 09/15/29	75,000	64,368
3.875% due 09/15/49	35,000	27,233
4.650% due 06/15/27	100,000	98,459
WP Carey, Inc. REIT 4.600% due 04/01/24	100,000	100,558
XLIT Ltd. (Bermuda) 5.250% due 12/15/43	50,000	53,114

		104,733,131

Industrial - 1.9%
3M Co.
2.375% due 08/26/29	300,000	269,320
2.875% due 10/15/27	100,000	96,253
3.250% due 08/26/49	200,000	159,266
Agilent Technologies, Inc. 2.300% due 03/12/31	100,000	81,571
Allegion US Holding Co., Inc.
3.200% due 10/01/24	50,000	48,821
3.550% due 10/01/27	50,000	46,018

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Amcor Flexibles North America, Inc.
2.690% due 05/25/31	$65,000	$53,104
4.000% due 05/17/25	65,000	64,353
Amphenol Corp.
2.050% due 03/01/25	25,000	23,905
2.200% due 09/15/31	60,000	49,046
4.350% due 06/01/29	50,000	49,178
Arrow Electronics, Inc.
3.250% due 09/08/24	100,000	97,845
3.875% due 01/12/28	25,000	23,810
Avnet, Inc. 4.625% due 04/15/26	25,000	25,170
Berry Global, Inc. 1.570% due 01/15/26	200,000	178,667
Boeing Co.
1.433% due 02/04/24	485,000	463,679
1.950% due 02/01/24	30,000	29,049
2.196% due 02/04/26	200,000	180,586
2.750% due 02/01/26	50,000	46,506
2.950% due 02/01/30	100,000	83,309
3.200% due 03/01/29	200,000	173,240
3.250% due 02/01/28	50,000	44,729
3.250% due 03/01/28	25,000	22,281
3.550% due 03/01/38	15,000	10,956
3.625% due 02/01/31	30,000	25,925
3.625% due 03/01/48	10,000	6,737
3.750% due 02/01/50	100,000	70,754
3.825% due 03/01/59	50,000	32,401
3.850% due 11/01/48	35,000	24,854
4.875% due 05/01/25	85,000	84,804
5.150% due 05/01/30	150,000	144,108
5.705% due 05/01/40	200,000	186,897
5.805% due 05/01/50	150,000	138,043
5.875% due 02/15/40	50,000	46,809
5.930% due 05/01/60	150,000	136,908
Burlington Northern Santa Fe LLC
3.050% due 02/15/51	200,000	152,553
3.300% due 09/15/51	200,000	160,865
3.550% due 02/15/50	150,000	125,606
3.650% due 09/01/25	50,000	50,261
4.125% due 06/15/47	50,000	46,049
4.450% due 01/15/53	100,000	96,909
4.700% due 09/01/45	50,000	49,176
5.750% due 05/01/40	100,000	109,930
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	98,047
6.200% due 06/01/36	50,000	56,220
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31	200,000	171,330
2.900% due 02/01/25	150,000	145,798
3.100% due 12/02/51	200,000	147,654
4.000% due 06/01/28	35,000	34,679
4.800% due 09/15/35	20,000	19,949
6.125% due 09/15/15	30,000	31,194
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	78,560
3.750% due 12/01/27	50,000	47,646
Carrier Global Corp.
2.242% due 02/15/25	35,000	33,301
2.493% due 02/15/27	35,000	31,871
2.722% due 02/15/30	50,000	43,221
3.377% due 04/05/40	15,000	11,784
3.577% due 04/05/50	450,000	341,549
Caterpillar Financial Services Corp.
0.450% due 05/17/24	50,000	47,413
0.650% due 07/07/23	50,000	48,784
0.800% due 11/13/25	60,000	54,651
0.900% due 03/02/26	200,000	181,565
3.400% due 05/13/25	100,000	99,877

	Principal Amount	Value
Caterpillar, Inc. 2.600% due 04/09/30	$500,000	$452,984
3.250% due 09/19/49	100,000	82,391
3.803% due 08/15/42	100,000	91,251
CNH Industrial Capital LLC 1.450% due 07/15/26	100,000	88,452
4.200% due 01/15/24	50,000	50,064
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	32,987
CSX Corp. 3.250% due 06/01/27	250,000	240,107
3.400% due 08/01/24	200,000	198,462
4.500% due 03/15/49	65,000	61,012
5.500% due 04/15/41	75,000	78,559
Deere & Co. 2.875% due 09/07/49	15,000	11,819
3.900% due 06/09/42	100,000	94,082
Dover Corp. 5.375% due 03/01/41	50,000	50,389
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	39,545
Eaton Corp. 4.000% due 11/02/32	100,000	96,715
Emerson Electric Co. 0.875% due 10/15/26	35,000	30,940
2.200% due 12/21/31	100,000	84,764
3.150% due 06/01/25	100,000	99,082
FedEx Corp. 3.100% due 08/05/29	50,000	45,618
3.875% due 08/01/42	100,000	85,247
4.200% due 10/17/28	100,000	99,397
4.400% due 01/15/47	50,000	43,888
4.750% due 11/15/45	50,000	45,932
5.250% due 05/15/50	350,000	349,053
Flex Ltd. 3.750% due 02/01/26	50,000	47,905
4.750% due 06/15/25	50,000	50,423
4.875% due 06/15/29	25,000	24,101
Fortive Corp. 4.300% due 06/15/46	125,000	109,352
Fortune Brands Home & Security, Inc. 4.000% due 09/21/23	50,000	50,186
GATX Corp. 3.250% due 03/30/25	100,000	97,490
4.350% due 02/15/24	25,000	25,072
4.550% due 11/07/28	25,000	24,651
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	413,000	386,267
General Dynamics Corp. 2.250% due 06/01/31	5,000	4,354
2.850% due 06/01/41	10,000	7,784
3.750% due 05/15/28	180,000	176,806
4.250% due 04/01/50	200,000	192,790
General Electric Co. 6.750% due 03/15/32	101,000	113,088
Honeywell International, Inc. 1.100% due 03/01/27	300,000	266,841
1.750% due 09/01/31	350,000	289,513
2.300% due 08/15/24	100,000	98,289
2.500% due 11/01/26	100,000	95,464
2.700% due 08/15/29	60,000	55,121
Hubbell, Inc. 3.350% due 03/01/26	50,000	48,780
Huntington Ingalls Industries, Inc. 0.670% due 08/16/23 ~	15,000	14,471
2.043% due 08/16/28 ~	50,000	42,737
IDEX Corp. 2.625% due 06/15/31	100,000	82,961
3.000% due 05/01/30	15,000	13,110

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Illinois Tool Works, Inc. 4.875% due 09/15/41	$100,000	$101,247
Jabil, Inc. 1.700% due 04/15/26	65,000	58,289
3.950% due 01/12/28	55,000	52,466
John Deere Capital Corp. 0.450% due 06/07/24	35,000	33,094
0.625% due 09/10/24	70,000	65,893
1.300% due 10/13/26	250,000	226,186
1.750% due 03/09/27	50,000	45,627
2.000% due 06/17/31	100,000	85,022
2.350% due 03/08/27	50,000	46,880
2.600% due 03/07/24	100,000	98,901
2.650% due 06/10/26	100,000	96,202
2.800% due 09/08/27	50,000	47,754
3.400% due 09/11/25	50,000	49,731
3.450% due 03/13/25	50,000	50,048
3.900% due 06/07/32	20,000	19,789
Johnson Controls International PLC 3.625% due 07/02/24 §	40,000	39,721
3.900% due 02/14/26	19,000	18,893
4.500% due 02/15/47	40,000	35,107
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.750% due 09/15/30	15,000	12,211
Kansas City Southern 4.950% due 08/15/45	100,000	96,654
Kennametal, Inc. 4.625% due 06/15/28	50,000	49,171
Keysight Technologies, Inc. 4.550% due 10/30/24	100,000	101,354
L3Harris Technologies, Inc. 2.900% due 12/15/29	30,000	26,619
3.850% due 12/15/26	25,000	24,519
4.400% due 06/15/28	100,000	98,313
Lockheed Martin Corp. 3.550% due 01/15/26	50,000	50,146
3.600% due 03/01/35	25,000	23,169
3.800% due 03/01/45	20,000	17,704
3.900% due 06/15/32	45,000	44,456
4.150% due 06/15/53	85,000	79,510
4.500% due 05/15/36	20,000	19,910
4.700% due 05/15/46	44,000	44,533
6.150% due 09/01/36	100,000	115,295
Martin Marietta Materials, Inc. 2.500% due 03/15/30	65,000	54,900
3.450% due 06/01/27	21,000	20,057
Masco Corp. 2.000% due 02/15/31	100,000	78,677
3.500% due 11/15/27	100,000	95,217
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	44,667
Norfolk Southern Corp. 2.300% due 05/15/31	250,000	213,546
3.155% due 05/15/55	20,000	14,582
3.800% due 08/01/28	30,000	29,355
3.942% due 11/01/47	63,000	54,633
4.550% due 06/01/53	145,000	137,395
4.650% due 01/15/46	50,000	48,347
4.837% due 10/01/41	50,000	48,989
Northrop Grumman Corp. 3.250% due 08/01/23	100,000	100,081
3.250% due 01/15/28	350,000	332,997
3.850% due 04/15/45	100,000	84,441
nVent Finance SARL (Luxembourg) 2.750% due 11/15/31	50,000	40,698
Oshkosh Corp. 3.100% due 03/01/30	15,000	12,872

	Principal Amount	Value
Otis Worldwide Corp. 2.056% due 04/05/25	$20,000	$18,966
2.293% due 04/05/27	20,000	18,124
3.112% due 02/15/40	50,000	38,797
3.362% due 02/15/50	30,000	22,747
Owens Corning 3.875% due 06/01/30	150,000	137,119
Packaging Corp. of America 3.400% due 12/15/27	35,000	33,794
3.650% due 09/15/24	100,000	99,633
Parker-Hannifin Corp. 3.250% due 06/14/29	20,000	18,323
4.000% due 06/14/49	20,000	16,871
6.250% due 05/15/38	100,000	109,181
Precision Castparts Corp. 3.250% due 06/15/25	50,000	49,865
4.375% due 06/15/45	50,000	47,548
Raytheon Technologies Corp. 2.250% due 07/01/30	100,000	86,300
3.030% due 03/15/52	250,000	186,718
3.125% due 07/01/50	100,000	76,717
3.200% due 03/15/24	300,000	297,451
3.500% due 03/15/27	200,000	195,588
3.750% due 11/01/46	50,000	42,457
3.950% due 08/16/25	25,000	25,088
4.125% due 11/16/28	60,000	59,272
4.350% due 04/15/47	200,000	185,530
4.450% due 11/16/38	20,000	19,112
4.500% due 06/01/42	300,000	286,610
4.625% due 11/16/48	35,000	34,249
Republic Services, Inc. 3.200% due 03/15/25	100,000	98,162
3.375% due 11/15/27	120,000	114,691
3.950% due 05/15/28	100,000	98,130
Rockwell Automation, Inc. 0.350% due 08/15/23	300,000	290,490
Ryder System, Inc. 1.750% due 09/01/26	65,000	58,766
4.300% due 06/15/27	75,000	73,966
Snap-on, Inc. 3.100% due 05/01/50	35,000	27,996
Stanley Black & Decker, Inc. 2.750% due 11/15/50	50,000	34,398
4.250% due 11/15/28	100,000	100,245
Teledyne Technologies, Inc. 2.750% due 04/01/31	200,000	167,401
Textron, Inc. 3.650% due 03/15/27	100,000	96,586
4.000% due 03/15/26	25,000	24,564
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	93,739
Trimble, Inc. 4.900% due 06/15/28	50,000	48,791
Tyco Electronics Group SA (Luxembourg) 2.500% due 02/04/32	45,000	39,564
Union Pacific Corp. 2.375% due 05/20/31	40,000	34,603
2.750% due 03/01/26	25,000	24,020
2.891% due 04/06/36	125,000	103,524
2.973% due 09/16/62	25,000	17,364
3.000% due 04/15/27	100,000	95,749
3.200% due 05/20/41	70,000	57,230
3.250% due 08/15/25	50,000	49,445
3.350% due 08/15/46	50,000	40,385
3.550% due 05/20/61	100,000	79,694
3.600% due 09/15/37	20,000	17,883
3.646% due 02/15/24	92,000	92,160
3.750% due 07/15/25	50,000	50,107
3.799% due 04/06/71	30,000	24,114
3.839% due 03/20/60	530,000	443,790

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
United Parcel Service, Inc. 3.400% due 11/15/46	$200,000	$167,218
5.300% due 04/01/50	500,000	550,784
6.200% due 01/15/38	50,000	58,433
Vulcan Materials Co. 4.500% due 06/15/47	100,000	89,125
Waste Connections, Inc. 3.500% due 05/01/29	100,000	93,960
Waste Management, Inc. 0.750% due 11/15/25	206,000	188,438
2.950% due 06/01/41	35,000	27,298
3.150% due 11/15/27	100,000	95,956
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/24	100,000	100,237
4.950% due 09/15/28	100,000	96,679
WRKCo, Inc. 3.000% due 09/15/24	100,000	97,796
4.000% due 03/15/28	100,000	97,656
4.200% due 06/01/32	50,000	47,296
Xylem, Inc. 3.250% due 11/01/26	30,000	29,094
4.375% due 11/01/46	25,000	22,403

		20,357,498

Technology - 1.9%
Activision Blizzard, Inc. 1.350% due 09/15/30	35,000	28,133
2.500% due 09/15/50	100,000	68,702
3.400% due 09/15/26	50,000	49,145
Adobe, Inc. 1.900% due 02/01/25	230,000	221,716
Analog Devices, Inc. 2.100% due 10/01/31	60,000	51,292
2.800% due 10/01/41	50,000	39,265
2.950% due 10/01/51	55,000	42,074
3.500% due 12/05/26	100,000	98,621
Apple, Inc. 0.700% due 02/08/26	150,000	136,818
1.125% due 05/11/25	65,000	61,099
1.400% due 08/05/28	100,000	87,583
1.650% due 05/11/30	410,000	347,892
1.650% due 02/08/31	200,000	168,352
1.700% due 08/05/31	100,000	84,052
1.800% due 09/11/24	100,000	96,959
2.050% due 09/11/26	100,000	94,228
2.200% due 09/11/29	100,000	90,137
2.550% due 08/20/60	250,000	171,813
2.650% due 05/11/50	100,000	73,983
2.650% due 02/08/51	100,000	73,932
2.700% due 08/05/51	100,000	74,805
2.850% due 08/05/61	100,000	72,716
2.950% due 09/11/49	65,000	51,275
3.000% due 11/13/27	100,000	96,962
3.250% due 02/23/26	570,000	566,895
3.350% due 02/09/27	200,000	198,880
3.750% due 09/12/47	75,000	67,811
3.750% due 11/13/47	50,000	45,050
3.850% due 08/04/46	35,000	32,096
4.250% due 02/09/47	100,000	97,760
4.500% due 02/23/36	50,000	52,203
4.650% due 02/23/46	445,000	459,307
Applied Materials, Inc. 1.750% due 06/01/30	30,000	25,268
3.900% due 10/01/25	35,000	35,255
4.350% due 04/01/47	45,000	43,646
5.100% due 10/01/35	35,000	36,911
Autodesk, Inc. 2.400% due 12/15/31	80,000	65,381
2.850% due 01/15/30	55,000	48,123

	Principal Amount	Value
Broadcom, Inc. 2.450% due 02/15/31 ~	$200,000	$160,887
3.419% due 04/15/33 ~	250,000	207,005
3.459% due 09/15/26	26,000	24,948
3.500% due 02/15/41 ~	315,000	238,087
3.750% due 02/15/51 ~	140,000	103,946
4.110% due 09/15/28	211,000	200,423
4.150% due 04/15/32 ~	40,000	36,158
4.300% due 11/15/32	200,000	181,912
4.750% due 04/15/29	150,000	145,482
5.000% due 04/15/30	200,000	196,309
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	48,422
CDW LLC/CDW Finance Corp. 3.569% due 12/01/31	250,000	207,010
Citrix Systems, Inc. 1.250% due 03/01/26	55,000	53,281
3.300% due 03/01/30	50,000	48,818
Dell International LLC/EMC Corp. 4.000% due 07/15/24	50,000	49,863
4.900% due 10/01/26	100,000	100,243
5.300% due 10/01/29	100,000	98,680
5.850% due 07/15/25	200,000	206,480
6.020% due 06/15/26	500,000	519,899
8.100% due 07/15/36	27,000	31,562
8.350% due 07/15/46	13,000	16,223
Electronic Arts, Inc. 1.850% due 02/15/31	30,000	24,406
2.950% due 02/15/51	20,000	14,604
4.800% due 03/01/26	50,000	51,104
Fidelity National Information Services, Inc. 0.600% due 03/01/24	15,000	14,207
1.150% due 03/01/26	350,000	310,060
1.650% due 03/01/28	20,000	17,080
2.250% due 03/01/31	50,000	40,633
3.100% due 03/01/41	10,000	7,314
Fiserv, Inc. 2.250% due 06/01/27	100,000	89,526
2.650% due 06/01/30	100,000	84,795
2.750% due 07/01/24	100,000	97,644
3.200% due 07/01/26	25,000	23,719
3.500% due 07/01/29	45,000	41,087
3.850% due 06/01/25	100,000	99,088
4.400% due 07/01/49	40,000	34,467
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	24,552
Hewlett Packard Enterprise Co. 4.900% due 10/15/25	250,000	254,139
6.200% due 10/15/35	50,000	52,995
6.350% due 10/15/45	50,000	50,399
HP, Inc. 2.650% due 06/17/31	100,000	80,444
4.000% due 04/15/29	100,000	93,778
4.200% due 04/15/32	100,000	89,385
4.750% due 01/15/28	100,000	98,909
6.000% due 09/15/41	55,000	55,655
Intel Corp. 1.600% due 08/12/28	25,000	21,900
2.000% due 08/12/31	50,000	41,870
2.450% due 11/15/29	150,000	133,961
2.600% due 05/19/26	100,000	96,559
2.800% due 08/12/41	40,000	30,586
3.050% due 08/12/51	20,000	14,933
3.200% due 08/12/61	25,000	18,325
3.250% due 11/15/49	500,000	389,681
3.700% due 07/29/25	145,000	146,107
4.600% due 03/25/40	400,000	391,305
International Business Machines Corp. 2.850% due 05/15/40	100,000	75,920
3.000% due 05/15/24	200,000	198,585

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.300% due 05/15/26	$300,000	$293,110
3.375% due 08/01/23	300,000	300,694
3.500% due 05/15/29	170,000	161,750
4.150% due 05/15/39	100,000	90,397
4.250% due 05/15/49	300,000	265,786
5.600% due 11/30/39	26,000	27,547
Intuit, Inc. 1.650% due 07/15/30	15,000	12,330
KLA Corp. 4.650% due 07/15/32	60,000	61,250
4.950% due 07/15/52	100,000	100,725
Lam Research Corp. 4.000% due 03/15/29	55,000	54,070
4.875% due 03/15/49	25,000	25,476
Leidos, Inc. 2.300% due 02/15/31	55,000	43,871
Maxim Integrated Products, Inc. 3.450% due 06/15/27	100,000	95,529
Microchip Technology, Inc. 0.972% due 02/15/24	200,000	190,057
Micron Technology, Inc. 2.703% due 04/15/32	20,000	15,970
3.366% due 11/01/41	15,000	10,894
3.477% due 11/01/51	25,000	17,299
Microsoft Corp. 2.000% due 08/08/23	50,000	49,537
2.400% due 08/08/26	750,000	722,239
2.525% due 06/01/50	285,000	210,276
2.675% due 06/01/60	166,000	119,277
2.875% due 02/06/24	35,000	34,916
2.921% due 03/17/52	278,000	219,737
3.125% due 11/03/25	100,000	100,088
3.300% due 02/06/27	300,000	298,292
3.450% due 08/08/36	72,000	67,994
3.700% due 08/08/46	500,000	466,578
NVIDIA Corp. 0.584% due 06/14/24	75,000	71,268
2.000% due 06/15/31	100,000	85,006
2.850% due 04/01/30	250,000	229,094
3.500% due 04/01/50	200,000	170,239
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.500% due 05/11/31	100,000	82,312
3.250% due 05/11/41	60,000	45,265
4.300% due 06/18/29	150,000	143,250
4.400% due 06/01/27	40,000	39,416
5.000% due 01/15/33	50,000	48,860
Oracle Corp. 1.650% due 03/25/26	45,000	40,385
2.300% due 03/25/28	70,000	60,294
2.800% due 04/01/27	500,000	456,447
2.875% due 03/25/31	75,000	61,867
2.950% due 05/15/25	150,000	143,788
3.250% due 11/15/27	350,000	323,119
3.600% due 04/01/40	500,000	374,438
3.650% due 03/25/41	80,000	59,739
3.850% due 07/15/36	50,000	40,246
3.850% due 04/01/60	300,000	206,244
3.900% due 05/15/35	105,000	86,742
3.950% due 03/25/51	120,000	88,323
4.000% due 07/15/46	250,000	185,295
4.100% due 03/25/61	95,000	67,408
4.300% due 07/08/34	100,000	87,382
4.375% due 05/15/55	200,000	151,123
6.125% due 07/08/39	100,000	100,302
6.500% due 04/15/38	100,000	103,052
Qorvo, Inc. 1.750% due 12/15/24 ~	30,000	28,083
QUALCOMM, Inc. 2.900% due 05/20/24	50,000	49,812
3.250% due 05/20/27	50,000	48,934

	Principal Amount	Value
3.450% due 05/20/25	$150,000	$149,410
4.250% due 05/20/32	20,000	20,383
4.300% due 05/20/47	30,000	28,833
4.500% due 05/20/52	45,000	44,420
4.800% due 05/20/45	150,000	154,030
Roper Technologies, Inc. 1.750% due 02/15/31	200,000	156,040
2.350% due 09/15/24	15,000	14,544
3.800% due 12/15/26	30,000	29,308
4.200% due 09/15/28	95,000	93,256
Salesforce, Inc. 0.625% due 07/15/24	55,000	52,085
1.500% due 07/15/28	65,000	56,831
1.950% due 07/15/31	80,000	68,030
2.700% due 07/15/41	60,000	46,485
2.900% due 07/15/51	100,000	75,738
3.050% due 07/15/61	50,000	36,671
ServiceNow, Inc. 1.400% due 09/01/30	65,000	50,927
Texas Instruments, Inc. 1.375% due 03/12/25	250,000	236,955
4.150% due 05/15/48	100,000	96,161
TSMC Arizona Corp. 3.125% due 10/25/41	200,000	164,522
3.875% due 04/22/27	200,000	199,503
VMware, Inc. 2.200% due 08/15/31	250,000	197,118
3.900% due 08/21/27	30,000	28,822
Western Digital Corp. 2.850% due 02/01/29	30,000	24,473
3.100% due 02/01/32	55,000	42,277
Xilinx, Inc. 2.950% due 06/01/24	100,000	99,328

		20,241,072

Utilities - 2.0%
AEP Texas, Inc. 3.450% due 05/15/51	35,000	26,925
4.700% due 05/15/32	100,000	99,648
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	32,238
AES Corp. 1.375% due 01/15/26	75,000	66,233
2.450% due 01/15/31	100,000	80,527
Alabama Power Co. 3.125% due 07/15/51	100,000	75,062
4.150% due 08/15/44	90,000	79,553
4.300% due 07/15/48	15,000	13,759
Ameren Illinois Co. 3.250% due 03/01/25	50,000	49,448
3.800% due 05/15/28	50,000	49,166
4.150% due 03/15/46	50,000	45,926
American Electric Power Co., Inc. 0.750% due 11/01/23	20,000	19,246
1.000% due 11/01/25	30,000	27,007
American Water Capital Corp. 2.300% due 06/01/31	50,000	42,403
2.950% due 09/01/27	35,000	32,872
3.250% due 06/01/51	50,000	38,582
3.450% due 06/01/29	100,000	94,179
3.750% due 09/01/47	50,000	41,710
4.300% due 12/01/42	100,000	92,460
4.450% due 06/01/32	75,000	74,653
Appalachian Power Co. 3.700% due 05/01/50	150,000	119,517
7.000% due 04/01/38	150,000	174,562
Arizona Public Service Co. 2.200% due 12/15/31	65,000	52,633
2.950% due 09/15/27	50,000	47,004
4.500% due 04/01/42	100,000	88,965

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Atmos Energy Corp. 2.625% due 09/15/29	$150,000	$133,868
3.000% due 06/15/27	30,000	28,778
4.150% due 01/15/43	64,000	56,868
4.300% due 10/01/48	50,000	46,627
Avangrid, Inc. 3.150% due 12/01/24	50,000	48,877
Baltimore Gas and Electric Co. 2.900% due 06/15/50	30,000	21,962
3.200% due 09/15/49	70,000	54,408
3.750% due 08/15/47	50,000	42,929
Berkshire Hathaway Energy Co. 2.850% due 05/15/51	250,000	177,764
3.250% due 04/15/28	30,000	28,545
3.800% due 07/15/48	25,000	21,004
4.250% due 10/15/50	200,000	182,824
4.450% due 01/15/49	50,000	46,706
4.600% due 05/01/53 ~	250,000	240,142
6.125% due 04/01/36	99,000	109,543
Black Hills Corp. 3.150% due 01/15/27	50,000	47,728
4.350% due 05/01/33	30,000	28,036
CenterPoint Energy Houston Electric LLC 2.350% due 04/01/31	55,000	47,929
2.400% due 09/01/26	50,000	47,089
3.000% due 02/01/27	50,000	47,931
3.350% due 04/01/51	85,000	69,254
CenterPoint Energy Resources Corp. 4.000% due 04/01/28	100,000	97,530
Commonwealth Edison Co. 3.150% due 03/15/32	35,000	32,141
3.700% due 08/15/28	20,000	19,523
3.750% due 08/15/47	50,000	43,161
3.800% due 10/01/42	100,000	86,381
Connecticut Light & Power Co. 0.750% due 12/01/25	150,000	135,128
4.150% due 06/01/45	25,000	23,383
Consolidated Edison Co. of New York, Inc. 2.400% due 06/15/31	50,000	42,884
3.600% due 06/15/61	50,000	39,529
3.950% due 03/01/43	100,000	86,022
3.950% due 04/01/50	250,000	217,384
4.000% due 12/01/28	100,000	98,632
4.125% due 05/15/49	50,000	44,149
4.300% due 12/01/56	50,000	43,974
4.500% due 12/01/45	100,000	91,264
Consumers Energy Co. 3.250% due 08/15/46	50,000	40,346
3.800% due 11/15/28	100,000	97,930
4.350% due 04/15/49	100,000	94,973
Dominion Energy, Inc. 1.450% due 04/15/26	40,000	36,221
2.250% due 08/15/31	45,000	37,046
2.850% due 08/15/26	30,000	28,473
3.071% due 08/15/24 §	70,000	68,396
3.300% due 04/15/41	30,000	23,589
3.375% due 04/01/30	350,000	320,284
4.250% due 06/01/28	50,000	49,234
4.700% due 12/01/44	100,000	92,659
Dominion Energy South Carolina, Inc. 4.600% due 06/15/43	100,000	94,811
5.300% due 05/15/33	50,000	53,597
5.450% due 02/01/41	50,000	53,026
DTE Electric Co. 2.250% due 03/01/30	50,000	43,816
2.950% due 03/01/50	50,000	38,270
3.000% due 03/01/32	150,000	135,616
3.375% due 03/01/25	50,000	49,611
3.650% due 03/15/24	51,000	51,342
3.650% due 03/01/52	55,000	47,608

	Principal Amount	Value
Duke Energy Carolinas LLC 3.750% due 06/01/45	$200,000	$167,883
6.050% due 04/15/38	110,000	122,614
6.100% due 06/01/37	25,000	27,543
Duke Energy Corp. 2.450% due 06/01/30	160,000	135,020
2.550% due 06/15/31	100,000	83,183
3.150% due 08/15/27	50,000	47,270
3.300% due 06/15/41	100,000	77,559
3.500% due 06/15/51	100,000	75,542
3.950% due 08/15/47	50,000	40,694
4.200% due 06/15/49	65,000	54,390
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	207,616
2.500% due 12/01/29	50,000	44,472
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	42,623
3.250% due 10/01/49	50,000	38,774
3.750% due 05/15/46	50,000	42,535
4.900% due 07/15/43	100,000	98,361
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	29,565
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	96,928
Edison International 5.750% due 06/15/27	10,000	10,158
El Paso Electric Co. 5.000% due 12/01/44	50,000	47,016
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	33,546
4.750% due 06/15/46	200,000	176,454
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	47,881
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	49,306
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	49,387
4.200% due 04/01/49	50,000	46,195
Entergy Corp.
0.900% due 09/15/25	150,000	135,182
2.800% due 06/15/30	100,000	85,872
2.950% due 09/01/26	30,000	28,475
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	51,676
Entergy Louisiana LLC
0.620% due 11/17/23	15,000	14,458
2.350% due 06/15/32	100,000	83,697
3.100% due 06/15/41	400,000	317,764
3.250% due 04/01/28	50,000	47,049
4.200% due 09/01/48	50,000	45,992
4.950% due 01/15/45	40,000	38,223
Essential Utilities, Inc.
2.400% due 05/01/31	100,000	83,342
5.300% due 05/01/52	25,000	25,427
Evergy Kansas Central, Inc.
3.100% due 04/01/27	50,000	47,809
4.100% due 04/01/43	100,000	87,977
Evergy Metro, Inc. 3.650% due 08/15/25	50,000	49,533
Eversource Energy
2.900% due 10/01/24	50,000	48,923
2.900% due 03/01/27	100,000	93,966
3.300% due 01/15/28	100,000	94,092
3.375% due 03/01/32	100,000	90,033
3.800% due 12/01/23	15,000	15,039
4.200% due 06/27/24	55,000	55,202
4.250% due 04/01/29	25,000	24,387
Exelon Corp.
3.950% due 06/15/25	100,000	99,760
4.050% due 04/15/30	300,000	288,188

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
4.100% due 03/15/52 ~	$300,000	$259,377
4.450% due 04/15/46	100,000	90,576
4.950% due 06/15/35	35,000	34,208
5.100% due 06/15/45	35,000	34,474
Florida Power & Light Co.
2.850% due 04/01/25	350,000	344,083
3.700% due 12/01/47	200,000	176,278
4.950% due 06/01/35	100,000	104,507
5.690% due 03/01/40	35,000	38,922
5.950% due 02/01/38	125,000	141,338
Georgia Power Co.
4.300% due 03/15/42	100,000	87,151
4.700% due 05/15/32	100,000	100,397
5.125% due 05/15/52	100,000	99,381
Indiana Michigan Power Co.
3.250% due 05/01/51	60,000	45,580
4.250% due 08/15/48	25,000	22,211
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	20,029
ITC Holdings Corp.
3.350% due 11/15/27	50,000	47,808
3.650% due 06/15/24	25,000	24,781
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	36,184
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	31,914
MidAmerican Energy Co.
3.650% due 08/01/48	100,000	85,089
6.750% due 12/30/31	100,000	118,571
Mississippi Power Co. 3.950% due 03/30/28	25,000	24,356
National Fuel Gas Co. 3.950% due 09/15/27	50,000	46,755
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31	100,000	78,114
1.650% due 06/15/31	200,000	159,306
4.023% due 11/01/32	100,000	95,452
8.000% due 03/01/32	50,000	62,390
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30	80,000	67,255
2.940% due 03/21/24	250,000	246,389
4.800% due 12/01/77	100,000	82,053
5.650% due 05/01/79	100,000	87,977
NiSource, Inc.
0.950% due 08/15/25	200,000	179,932
3.490% due 05/15/27	50,000	47,909
3.950% due 03/30/48	50,000	41,585
4.800% due 02/15/44	100,000	89,714
5.250% due 02/15/43	100,000	96,744
Northern States Power Co.
2.600% due 06/01/51	50,000	35,319
4.500% due 06/01/52	75,000	74,088
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	93,856
Ohio Edison Co. 6.875% due 07/15/36	150,000	176,110
Ohio Power Co. 1.625% due 01/15/31	65,000	52,343
Oklahoma Gas & Electric Co. 3.850% due 08/15/47	50,000	42,536
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25	70,000	63,225
3.700% due 11/15/28	100,000	97,396
3.800% due 09/30/47	50,000	44,310
4.150% due 06/01/32 ~	40,000	40,117
5.300% due 06/01/42	100,000	106,165
Pacific Gas and Electric Co.
2.500% due 02/01/31	100,000	76,585
3.300% due 08/01/40	250,000	172,738

	Principal Amount	Value
3.450% due 07/01/25	$400,000	$376,565
3.500% due 08/01/50	45,000	30,143
4.400% due 03/01/32	100,000	86,920
4.500% due 07/01/40	300,000	232,967
4.550% due 07/01/30	300,000	266,853
4.950% due 07/01/50	200,000	159,964
PacifiCorp
2.700% due 09/15/30	300,000	266,401
2.900% due 06/15/52	80,000	58,505
3.300% due 03/15/51	300,000	235,205
3.500% due 06/15/29	35,000	33,258
4.125% due 01/15/49	70,000	62,849
PECO Energy Co.
2.800% due 06/15/50	45,000	32,996
3.000% due 09/15/49	55,000	41,803
3.150% due 10/15/25	50,000	49,383
3.900% due 03/01/48	60,000	53,842
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50	225,000	168,153
4.650% due 08/01/43	35,000	32,304
Potomac Electric Power Co. 3.600% due 03/15/24	100,000	100,189
PPL Electric Utilities Corp.
3.000% due 10/01/49	70,000	53,133
4.150% due 10/01/45	25,000	22,472
4.150% due 06/15/48	100,000	91,658
4.750% due 07/15/43	50,000	48,819
Progress Energy, Inc. 7.750% due 03/01/31	100,000	116,987
Public Service Co. of Colorado
1.875% due 06/15/31	200,000	167,389
2.700% due 01/15/51	100,000	71,336
3.700% due 06/15/28	50,000	49,284
3.800% due 06/15/47	50,000	44,192
Public Service Co. of New Hampshire 2.200% due 06/15/31	30,000	25,617
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	83,485
Public Service Electric and Gas Co.
0.950% due 03/15/26	100,000	90,467
2.050% due 08/01/50	100,000	62,538
3.000% due 03/01/51	100,000	75,974
3.100% due 03/15/32	100,000	91,976
3.200% due 08/01/49	60,000	47,768
4.050% due 05/01/48	25,000	22,791
Public Service Enterprise Group, Inc.
2.450% due 11/15/31	100,000	83,547
2.875% due 06/15/24	70,000	68,550
Puget Energy, Inc.
3.650% due 05/15/25	100,000	98,005
4.224% due 03/15/32	70,000	64,617
Puget Sound Energy, Inc.
2.893% due 09/15/51	55,000	40,394
5.795% due 03/15/40	25,000	26,889
San Diego Gas & Electric Co.
1.700% due 10/01/30	95,000	78,068
3.750% due 06/01/47	50,000	42,329
4.100% due 06/15/49	100,000	88,890
4.150% due 05/15/48	25,000	22,885
Sempra Energy
3.400% due 02/01/28	65,000	61,441
3.800% due 02/01/38	100,000	84,564
4.125% due 04/01/52	300,000	241,190
Southern California Edison Co.
2.250% due 06/01/30	120,000	100,864
2.850% due 08/01/29	75,000	66,526
2.950% due 02/01/51	320,000	217,573
3.500% due 10/01/23	100,000	99,948
3.650% due 03/01/28	50,000	47,400
3.650% due 02/01/50	70,000	53,643

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.700% due 08/01/25	$30,000	$29,538
3.900% due 03/15/43	50,000	40,214
4.125% due 03/01/48	10,000	8,247
4.500% due 09/01/40	50,000	44,564
Southern California Gas Co. 2.600% due 06/15/26	50,000	47,435
Southern Co.
2.950% due 07/01/23	25,000	24,776
4.000% due 01/15/51	350,000	314,643
4.250% due 07/01/36	30,000	27,521
4.400% due 07/01/46	450,000	392,027
Southwest Gas Corp.
3.800% due 09/29/46	50,000	39,157
4.050% due 03/15/32	60,000	54,514
Southwestern Electric Power Co.
3.250% due 11/01/51	200,000	148,437
3.900% due 04/01/45	50,000	40,168
4.100% due 09/15/28	50,000	48,351
6.200% due 03/15/40	50,000	53,716
Southwestern Public Service Co.
3.300% due 06/15/24	50,000	49,728
3.750% due 06/15/49	100,000	84,465
Tampa Electric Co.
4.300% due 06/15/48	50,000	45,637
4.450% due 06/15/49	50,000	46,406
Tucson Electric Power Co.
3.050% due 03/15/25	50,000	48,988
4.850% due 12/01/48	100,000	96,314
Union Electric Co.
2.625% due 03/15/51	200,000	139,361
3.900% due 04/01/52	30,000	26,465
8.450% due 03/15/39	100,000	134,938
Virginia Electric & Power Co.
2.300% due 11/15/31	100,000	84,644
2.400% due 03/30/32	50,000	42,782
2.950% due 11/15/26	50,000	47,694
3.150% due 01/15/26	35,000	34,026
3.750% due 05/15/27	80,000	79,244
3.800% due 09/15/47	50,000	43,036
4.000% due 11/15/46	20,000	17,771
8.875% due 11/15/38	25,000	35,522
Washington Gas Light Co. 3.650% due 09/15/49	25,000	20,752
WEC Energy Group, Inc.
0.800% due 03/15/24	160,000	152,038
2.200% due 12/15/28	100,000	87,571
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	9,278
Wisconsin Power & Light Co. 3.050% due 10/15/27	100,000	94,819
Xcel Energy, Inc.
0.500% due 10/15/23	40,000	38,510
4.000% due 06/15/28	50,000	48,923
4.600% due 06/01/32	35,000	34,745

		21,817,656

Total Corporate Bonds & Notes (Cost $312,164,108)		278,782,649

MORTGAGE-BACKED SECURITIES - 29.7%

Collateralized Mortgage Obligations - Commercial - 1.9%

Bank
1.844% due 03/15/63	131,250	109,307
1.997% due 11/15/53	250,000	209,989
2.470% due 09/15/64	500,000	431,579
2.649% due 01/15/63	200,000	178,938
2.920% due 12/15/52	200,000	182,583
3.175% due 09/15/60	200,000	189,901

	Principal Amount	Value
BBCMS Mortgage Trust
2.299% due 02/15/54	$300,000	$257,095
2.639% due 02/15/53	200,000	178,762
3.662% due 04/15/55 §	300,000	284,737
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	209,727
1.925% due 07/15/53	197,917	166,978
2.576% due 11/15/54	350,000	304,190
2.577% due 04/15/54	200,000	175,356
2.732% due 02/15/53	200,000	179,983
4.121% due 07/15/51 §	200,000	198,560
CD Mortgage Trust 3.456% due 11/13/50	175,000	168,284
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	285,194	279,846
3.778% due 09/10/58	600,000	594,720
Commercial Mortgage Trust
3.525% due 02/10/49	206,706	204,770
3.819% due 06/10/47	300,000	297,819
4.228% due 05/10/51	400,000	396,687
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	573,849
Fannie Mae - Aces
1.270% due 07/25/30	200,000	166,836
1.515% due 02/25/31 §	245,000	207,591
1.725% due 10/25/31 §	250,000	212,942
1.740% due 11/25/32 §	500,000	428,896
1.821% due 02/25/30	48,200	42,805
2.723% due 10/25/24	167,466	164,710
2.980% due 08/25/29	500,000	484,017
3.000% due 01/25/28 §	500,000	488,438
3.061% due 05/25/27 §	192,424	189,318
3.091% due 12/25/27 §	153,127	148,875
3.773% due 08/25/30 §	300,000	300,578
Freddie Mac Multifamily Structured Pass-Through Certificates
1.350% due 05/25/30	575,000	489,036
1.406% due 08/25/30	250,000	212,015
1.477% due 04/25/30	107,143	92,383
1.517% due 03/25/30	222,222	192,611
1.547% due 10/25/30	200,000	170,848
1.558% due 04/25/30	140,000	121,365
1.621% due 12/25/30	186,667	160,356
1.872% due 01/25/30	166,667	148,467
1.940% due 02/25/35	352,000	282,145
2.020% due 03/25/31	250,000	221,152
2.361% due 10/25/36	250,000	207,760
2.524% due 10/25/29	200,000	187,241
2.673% due 03/25/26 - 09/25/29	800,000	773,662
2.745% due 01/25/26	400,000	391,120
2.862% due 05/25/26	500,000	489,906
2.946% due 07/25/24	742,763	736,956
3.171% due 10/25/24	850,000	845,558
3.208% due 02/25/26	375,000	372,128
3.422% due 02/25/29	196,721	195,428
3.926% due 06/25/28	100,000	102,307
3.990% due 08/25/33 §	42,000	42,387
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	984,533
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	568,479
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	255,908
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	557,320
3.753% due 12/15/47	700,000	688,504

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust
2.728% due 05/15/54	$250,000	$220,090
3.596% due 12/15/49	400,000	389,749
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	218,111
2.652% due 08/15/49	350,000	329,867
2.925% due 04/15/50	300,000	289,941
3.453% due 07/15/50	500,000	482,254
4.184% due 06/15/51	200,000	198,898

		20,227,151

Fannie Mae - 15.1%

due 07/18/37 - 07/14/52 #	16,125,000	15,201,960
1.500% due 12/01/35 - 11/01/51	14,780,981	12,806,938
1.940% (USD LIBOR + 1.690%) due 08/01/39 §	2,506	2,590
2.000% due 11/01/35 - 04/01/52	62,749,053	55,255,857
2.500% due 10/01/27 - 04/01/52	37,817,704	34,474,571
3.000% due 02/01/27 - 05/01/52	19,606,774	18,573,690
3.246% (USD LIBOR + 1.695%) due 06/01/38 §	778	781
3.500% due 10/01/25 - 06/01/52	13,536,165	13,255,518
4.000% due 04/01/24 - 02/01/50	8,573,607	8,609,956
4.500% due 05/01/23 - 03/01/50	3,167,173	3,244,310
5.000% due 09/01/23 - 09/01/48	1,132,335	1,188,068
5.500% due 11/01/33 - 07/01/41	658,220	705,647
6.000% due 09/01/34 - 06/01/40	277,827	302,980
6.500% due 09/01/36 - 07/01/38	42,189	45,116

		163,667,982

Freddie Mac - 6.9%

1.500% due 02/01/37 - 05/01/51	4,756,419	4,126,521
2.000% due 09/01/35 - 03/01/52	27,173,092	24,080,705
2.500% due 08/01/28 - 12/01/51	24,245,409	22,090,608
3.000% due 09/01/26 - 03/01/52	12,863,112	12,231,117
3.500% due 03/01/26 - 05/01/50	7,128,572	6,977,726
4.000% due 02/01/25 - 01/01/48	3,396,073	3,425,500
4.500% due 08/01/24 - 07/01/48	1,233,499	1,268,402
5.000% due 12/01/31 - 03/01/41	532,698	560,377
5.500% due 04/01/34 - 08/01/40	262,588	281,429
6.000% due 04/01/36 - 05/01/40	373,700	407,822
6.500% due 08/01/37 - 04/01/39	30,214	32,317

		75,482,524

Government National Mortgage Association - 5.8%

due 07/21/52 #	3,350,000	3,194,415
2.000% due 10/20/50 - 07/21/52	16,985,769	15,142,429
2.500% due 01/20/43 - 05/20/52	18,473,126	16,971,861
3.000% due 08/20/42 - 07/21/52	12,506,279	11,883,455
3.500% due 10/15/41 - 06/20/52	9,587,398	9,449,179
4.000% due 06/15/39 - 01/20/50	3,810,073	3,850,822
4.500% due 02/15/39 - 12/20/47	1,656,765	1,728,607
5.000% due 05/15/36 - 01/20/48	765,416	805,899
5.500% due 04/15/37 - 04/15/40	209,117	227,092
6.000% due 01/15/38 - 06/15/41	75,399	82,325
6.500% due 10/15/38 - 02/15/39	18,920	20,362

		63,356,446

Total Mortgage-Backed Securities (Cost $352,709,768)		322,734,103

ASSET-BACKED SECURITIES - 0.3%

BA Credit Card Trust 0.440% due 09/15/26	27,000	25,656
Capital One Multi-Asset Execution Trust 1.040% due 11/15/26	350,000	330,796
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	283,602
CNH Equipment Trust 0.440% due 08/17/26	225,000	214,332

	Principal Amount	Value
Discover Card Execution Note Trust 1.030% due 09/15/28	$272,000	$242,528
Ford Credit Auto Owner Trust 1.290% due 06/15/26	182,000	174,773
Ford Credit Floorplan Master Owner Trust 0.700% due 09/15/25	250,000	241,315
GM Financial Automobile Leasing Trust 3.420% due 06/20/25	400,000	397,963
GM Financial Consumer Automobile Receivables Trust 0.510% due 04/16/26	90,000	87,113
Honda Auto Receivables Owner Trust 0.330% due 08/15/25	185,000	178,964
Hyundai Auto Receivables Trust 0.380% due 01/15/26	250,000	240,059
John Deere Owner Trust 0.520% due 03/16/26	86,000	81,640
Nissan Auto Lease Trust 3.810% due 05/15/25	250,000	250,091
Synchrony Card Funding LLC 3.370% due 04/15/28	180,000	178,833
Toyota Auto Receivables Owner Trust 1.230% due 06/15/26	250,000	240,111
World Omni Auto Receivables Trust 0.840% due 09/15/27	272,000	249,660

Total Asset-Backed Securities (Cost $3,582,559)		3,417,436

U.S. GOVERNMENT AGENCY ISSUES - 1.2%

Fannie Mae
0.250% due 07/10/23	850,000	827,553
0.250% due 11/27/23	1,125,000	1,084,145
0.375% due 08/25/25	95,000	87,277
0.500% due 11/07/25	1,115,000	1,024,014
0.625% due 04/22/25	430,000	402,205
0.750% due 10/08/27	300,000	265,513
0.875% due 08/05/30	500,000	413,993
2.625% due 09/06/24	960,000	951,306
5.625% due 07/15/37	100,000	122,088
6.625% due 11/15/30	500,000	618,287
7.125% due 01/15/30	525,000	660,519
Federal Farm Credit Banks Funding Corp. 0.250% due 02/26/24	530,000	507,973
Federal Home Loan Bank
0.375% due 09/04/25	475,000	436,346
0.500% due 04/14/25	500,000	466,232
1.250% due 12/21/26	300,000	277,544
2.125% due 02/28/24	415,000	409,431
5.500% due 07/15/36	100,000	120,642
Freddie Mac
0.250% due 08/24/23	65,000	63,038
0.250% due 09/08/23	145,000	140,516
0.250% due 11/06/23	800,000	771,821
0.250% due 12/04/23	680,000	654,381
0.375% due 07/21/25	180,000	166,091
0.375% due 09/23/25	825,000	757,007
1.500% due 02/12/25	250,000	240,373
2.750% due 06/28/24	850,000	845,243
6.250% due 07/15/32	225,000	279,614
Tennessee Valley Authority
3.500% due 12/15/42	100,000	91,935
4.250% due 09/15/65	200,000	205,082
5.250% due 09/15/39	25,000	28,631
5.375% due 04/01/56	50,000	62,391
6.750% due 11/01/25	150,000	167,224
7.125% due 05/01/30	50,000	62,873

Total U.S. Government Agency Issues (Cost $13,774,903)		13,211,288

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 40.3%

U.S. Treasury Bonds - 7.9%

1.125% due 05/15/40	$1,750,000	$1,219,189
1.125% due 08/15/40	3,700,000	2,557,770
1.250% due 05/15/50	3,350,000	2,132,877
1.375% due 11/15/40	4,500,000	3,242,637
1.375% due 08/15/50	3,600,000	2,371,289
1.625% due 11/15/50	3,100,000	2,181,686
1.750% due 08/15/41	1,750,000	1,331,846
1.875% due 02/15/41	3,100,000	2,432,592
1.875% due 02/15/51	3,100,000	2,326,816
1.875% due 11/15/51	2,900,000	2,176,813
2.000% due 11/15/41	4,500,000	3,575,742
2.000% due 02/15/50	2,250,000	1,744,629
2.000% due 08/15/51	4,200,000	3,247,945
2.250% due 05/15/41	1,200,000	1,001,813
2.250% due 08/15/46	2,150,000	1,735,327
2.250% due 08/15/49	1,100,000	903,074
2.250% due 02/15/52	2,700,000	2,222,859
2.375% due 02/15/42	1,250,000	1,060,352
2.375% due 11/15/49	1,950,000	1,647,902
2.375% due 05/15/51	3,000,000	2,533,711
2.500% due 02/15/45	2,800,000	2,376,938
2.500% due 02/15/46	2,600,000	2,206,648
2.500% due 05/15/46	1,000,000	848,359
2.750% due 08/15/42	450,000	404,139
2.750% due 11/15/42	1,850,000	1,658,135
2.750% due 11/15/47	2,500,000	2,240,820
2.875% due 08/15/45	1,000,000	909,219
2.875% due 05/15/49	1,275,000	1,189,386
3.000% due 05/15/42	1,075,000	1,008,652
3.000% due 05/15/45	1,500,000	1,392,539
3.000% due 11/15/45	1,900,000	1,767,000
3.000% due 02/15/47	500,000	467,285
3.000% due 05/15/47	1,700,000	1,590,297
3.000% due 02/15/48	2,000,000	1,885,313
3.000% due 08/15/48	1,500,000	1,418,027
3.000% due 02/15/49	2,000,000	1,906,797
3.125% due 11/15/41	975,000	936,647
3.125% due 02/15/43	1,000,000	950,977
3.125% due 08/15/44	600,000	568,875
3.125% due 05/15/48	2,700,000	2,614,254
3.250% due 05/15/42	1,000,000	976,250
3.625% due 08/15/43	1,525,000	1,566,461
3.625% due 02/15/44	500,000	513,438
3.750% due 08/15/41	1,300,000	1,366,980
3.750% due 11/15/43	1,000,000	1,046,914
4.250% due 11/15/40	750,000	847,998
4.375% due 05/15/40	1,025,000	1,182,153
4.375% due 05/15/41	775,000	888,313
4.500% due 02/15/36	1,750,000	2,058,643
4.500% due 05/15/38	500,000	590,010
4.500% due 08/15/39	700,000	823,621
4.750% due 02/15/41	1,350,000	1,626,961
5.375% due 02/15/31	1,100,000	1,296,109
6.250% due 05/15/30	1,050,000	1,286,660

		86,057,687

U.S. Treasury Notes - 32.4%

0.125% due 07/15/23	3,000,000	2,913,782
0.125% due 07/31/23	6,000,000	5,820,937
0.125% due 08/31/23	2,500,000	2,419,580
0.125% due 02/15/24	2,300,000	2,197,713
0.250% due 09/30/23	1,575,000	1,523,443
0.250% due 11/15/23	2,000,000	1,927,656
0.250% due 06/15/24	2,500,000	2,371,094
0.250% due 05/31/25	2,750,000	2,538,003
0.250% due 06/30/25	3,500,000	3,222,939

	Principal Amount	Value
0.250% due 07/31/25	$5,000,000	$4,591,504
0.250% due 08/31/25	3,500,000	3,205,371
0.250% due 09/30/25	4,200,000	3,837,832
0.250% due 10/31/25	6,000,000	5,468,906
0.375% due 10/31/23	2,750,000	2,657,832
0.375% due 04/30/25	3,000,000	2,784,668
0.375% due 11/30/25	2,500,000	2,283,984
0.375% due 12/31/25	3,500,000	3,190,127
0.375% due 01/31/26	4,000,000	3,637,578
0.500% due 11/30/23	5,000,000	4,830,859
0.500% due 03/31/25	3,000,000	2,800,254
0.500% due 02/28/26	3,500,000	3,190,879
0.500% due 05/31/27	3,500,000	3,091,416
0.500% due 06/30/27	1,000,000	881,582
0.500% due 08/31/27	2,500,000	2,194,385
0.500% due 10/31/27	2,000,000	1,747,656
0.625% due 10/15/24	2,750,000	2,605,947
0.625% due 07/31/26	3,250,000	2,947,661
0.625% due 12/31/27	5,000,000	4,382,422
0.625% due 05/15/30	3,350,000	2,794,371
0.625% due 08/15/30	3,400,000	2,819,609
0.750% due 11/15/24	3,500,000	3,319,258
0.750% due 03/31/26	2,500,000	2,296,484
0.750% due 04/30/26	2,500,000	2,292,090
0.750% due 05/31/26	3,000,000	2,745,234
0.750% due 08/31/26	3,000,000	2,730,996
0.750% due 01/31/28	2,500,000	2,202,344
0.875% due 01/31/24	1,000,000	967,813
0.875% due 06/30/26	4,500,000	4,131,563
0.875% due 09/30/26	2,950,000	2,694,641
0.875% due 11/15/30	4,250,000	3,589,424
1.000% due 12/15/24	2,000,000	1,905,078
1.000% due 07/31/28	2,000,000	1,769,141
1.125% due 01/15/25	3,000,000	2,861,484
1.125% due 02/28/25	3,500,000	3,331,836
1.125% due 10/31/26	5,000,000	4,609,277
1.125% due 02/28/27	750,000	687,275
1.125% due 02/29/28	2,750,000	2,473,281
1.125% due 08/31/28	2,750,000	2,447,822
1.125% due 02/15/31	3,500,000	3,008,086
1.250% due 08/31/24	4,000,000	3,854,219
1.250% due 11/30/26	5,000,000	4,630,371
1.250% due 12/31/26	3,500,000	3,235,381
1.250% due 03/31/28	1,000,000	903,594
1.250% due 04/30/28	2,500,000	2,255,469
1.250% due 05/31/28	3,000,000	2,702,813
1.250% due 06/30/28	1,500,000	1,349,590
1.250% due 09/30/28	3,000,000	2,687,461
1.250% due 08/15/31	5,500,000	4,736,016
1.375% due 01/31/25	4,000,000	3,837,109
1.375% due 08/31/26	3,500,000	3,271,816
1.375% due 12/31/28	2,400,000	2,163,656
1.375% due 11/15/31	2,500,000	2,168,750
1.500% due 02/29/24	1,500,000	1,464,785
1.500% due 09/30/24	3,000,000	2,902,500
1.500% due 10/31/24	2,000,000	1,932,734
1.500% due 02/15/25	2,000,000	1,922,578
1.500% due 08/15/26	3,200,000	3,006,000
1.500% due 01/31/27	3,500,000	3,268,330
1.500% due 11/30/28	2,500,000	2,270,508
1.500% due 02/15/30	3,250,000	2,919,668
1.625% due 10/31/23	3,000,000	2,948,789
1.625% due 02/15/26	1,900,000	1,806,410
1.625% due 05/15/26	1,300,000	1,232,309
1.625% due 10/31/26	5,500,000	5,181,387
1.625% due 08/15/29	2,000,000	1,821,406
1.625% due 05/15/31	6,000,000	5,362,500
1.750% due 12/31/24	1,600,000	1,550,906
1.750% due 03/15/25	1,500,000	1,450,371
1.750% due 12/31/26	2,500,000	2,364,258

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
1.750% due 01/31/29	$1,500,000	$1,383,252
1.875% due 08/31/24	3,000,000	2,930,098
1.875% due 07/31/26	1,000,000	955,410
1.875% due 02/28/27	3,000,000	2,847,949
1.875% due 02/28/29	3,000,000	2,788,945
1.875% due 02/15/32	3,500,000	3,171,328
2.000% due 05/31/24	5,000,000	4,910,156
2.000% due 02/15/25	2,000,000	1,949,141
2.000% due 11/15/26	1,000,000	956,250
2.125% due 11/30/23	2,500,000	2,471,729
2.125% due 05/15/25	3,500,000	3,415,098
2.250% due 12/31/23	4,000,000	3,958,125
2.250% due 01/31/24	2,000,000	1,977,891
2.250% due 04/30/24	3,250,000	3,208,359
2.250% due 10/31/24	800,000	786,766
2.250% due 11/15/24	2,000,000	1,966,758
2.250% due 12/31/24	4,000,000	3,926,562
2.250% due 11/15/25	2,200,000	2,143,453
2.250% due 08/15/27	4,200,000	4,035,117
2.250% due 11/15/27	2,300,000	2,205,574
2.375% due 02/29/24	3,000,000	2,972,227
2.375% due 08/15/24	10,300,000	10,166,824
2.375% due 04/30/26	1,000,000	976,230
2.375% due 05/15/27	2,750,000	2,662,773
2.375% due 03/31/29	2,675,000	2,561,051
2.375% due 05/15/29	1,000,000	958,145
2.500% due 08/15/23	4,450,000	4,428,272
2.500% due 04/30/24	2,000,000	1,982,852
2.500% due 05/31/24	1,500,000	1,486,582
2.500% due 01/31/25	4,000,000	3,948,438
2.500% due 03/31/27	2,500,000	2,439,453
2.625% due 04/15/25	2,000,000	1,978,516
2.625% due 05/31/27	2,500,000	2,453,027
2.625% due 02/15/29	2,750,000	2,678,135
2.750% due 08/31/23	5,000,000	4,989,453
2.750% due 11/15/23	5,350,000	5,335,580
2.750% due 04/30/27	2,000,000	1,973,203
2.750% due 02/15/28	3,500,000	3,439,707
2.750% due 05/31/29	2,000,000	1,960,938
2.875% due 05/31/25	1,200,000	1,195,125
2.875% due 06/15/25	1,000,000	996,094
2.875% due 05/15/28	2,500,000	2,471,338
2.875% due 08/15/28	1,750,000	1,729,082
2.875% due 04/30/29	2,000,000	1,976,875
2.875% due 05/15/32	1,750,000	1,730,586
3.000% due 06/30/24	2,000,000	2,001,172
3.125% due 11/15/28	3,000,000	3,006,914
3.250% due 06/30/27	1,000,000	1,009,844
3.250% due 06/30/29	1,750,000	1,770,918

		351,412,116

Total U.S. Treasury Obligations (Cost $473,908,076)		437,469,803

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada)
0.750% due 05/19/26	300,000	274,144
1.625% due 01/22/25	150,000	144,907
2.875% due 04/28/25	300,000	298,131
Chile Government (Chile)
2.550% due 07/27/33	250,000	204,639
3.100% due 01/22/61	400,000	271,436
3.125% due 01/21/26	75,000	72,433
3.500% due 01/31/34	200,000	178,309
3.860% due 06/21/47	300,000	251,327
Export Development Canada (Canada) 3.000% due 05/25/27	200,000	198,605
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	180,432
1.625% due 01/18/27	400,000	365,490
3.625% due 11/27/23	200,000	201,035

	Principal Amount	Value
Hungary Government (Hungary) 5.375% due 03/25/24	$200,000	$204,212
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	178,995
3.200% due 09/23/61	200,000	142,202
3.550% due 03/31/32	200,000	182,475
4.200% due 10/15/50	300,000	259,494
Israel Government AID 5.500% due 04/26/24	25,000	25,987
Israel Government International (Israel) 2.750% due 07/03/30	200,000	185,723
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	217,494
1.250% due 01/21/31	500,000	421,668
1.875% due 07/21/26	200,000	189,289
1.875% due 04/15/31	200,000	177,424
2.500% due 05/23/24	200,000	197,402
3.250% due 07/20/28	200,000	198,488
3.375% due 07/31/23	200,000	200,814
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	198,628
Korea Development Bank (South Korea) 2.000% due 09/12/26	200,000	188,319
Korea International (South Korea)
1.750% due 10/15/31	200,000	174,888
2.750% due 01/19/27	200,000	193,730
Mexico Government (Mexico) 2.659% due 05/24/31	200,000	165,096
3.500% due 02/12/34	200,000	165,698
3.900% due 04/27/25	350,000	349,997
4.150% due 03/28/27	200,000	197,408
4.280% due 08/14/41	200,000	158,567
4.500% due 01/31/50	200,000	156,437
4.600% due 01/23/46	250,000	200,839
4.600% due 02/10/48	200,000	158,955
4.750% due 04/27/32	350,000	336,417
4.750% due 03/08/44	264,000	220,517
6.750% due 09/27/34	225,000	245,637
Panama Government (Panama) 2.252% due 09/29/32	500,000	391,079
3.870% due 07/23/60	200,000	141,967
4.500% due 05/15/47	350,000	288,301
6.700% due 01/26/36	100,000	108,386
8.875% due 09/30/27	100,000	117,886
Peruvian Government (Peru) 2.780% due 12/01/60	200,000	124,293
2.783% due 01/23/31	300,000	255,795
3.300% due 03/11/41	250,000	190,016
4.125% due 08/25/27	150,000	147,247
8.750% due 11/21/33	200,000	253,992
Philippine Government (Philippines) 1.648% due 06/10/31	200,000	160,983
2.650% due 12/10/45	200,000	139,548
2.950% due 05/05/45	200,000	144,085
3.000% due 02/01/28	200,000	189,688
6.375% due 10/23/34	250,000	281,366
7.750% due 01/14/31	200,000	241,983
Province of Alberta Canada (Canada) 1.300% due 07/22/30	250,000	211,875
1.875% due 11/13/24	350,000	340,088
3.350% due 11/01/23	100,000	100,409
Province of British Columbia Canada (Canada) 1.300% due 01/29/31	500,000	421,657
Province of Manitoba Canada (Canada) 1.500% due 10/25/28	155,000	138,410
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	50,637

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Province of Ontario Canada (Canada) 0.625% due 01/21/26	$300,000	$273,387
1.050% due 04/14/26	200,000	183,826
1.050% due 05/21/27	200,000	179,295
2.000% due 10/02/29	100,000	90,793
2.125% due 01/21/32	150,000	132,514
2.300% due 06/15/26	250,000	240,579
Province of Quebec Canada (Canada) 0.600% due 07/23/25	100,000	92,549
1.350% due 05/28/30	50,000	42,497
1.500% due 02/11/25	350,000	335,589
1.900% due 04/21/31	200,000	176,553
2.500% due 04/09/24	65,000	64,246
2.750% due 04/12/27	350,000	342,338
7.500% due 07/15/23	100,000	103,862
7.500% due 09/15/29	75,000	93,606
Republic of Italy Government International Bond (Italy) 0.875% due 05/06/24	200,000	189,274
2.875% due 10/17/29	200,000	176,464
3.875% due 05/06/51	200,000	158,678
4.000% due 10/17/49	200,000	167,348
6.875% due 09/27/23	150,000	155,769
Republic of Poland Government (Poland) 4.000% due 01/22/24	150,000	150,232
State of Israel (Israel) 3.375% due 01/15/50	500,000	405,386
Svensk Exportkredit AB (Sweden) 0.375% due 07/30/24	250,000	236,391
0.625% due 10/07/24	560,000	529,841
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	132,937
4.375% due 10/27/27	200,000	203,108
5.100% due 06/18/50	200,000	201,669

Total Foreign Government Bonds & Notes (Cost $20,108,863)		18,032,110

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc. 6.449% due 02/15/44	25,000	29,833
8.084% due 02/15/50	300,000	441,344
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	31,991
7.043% due 04/01/50	50,000	68,916
California State University 2.975% due 11/01/51	50,000	39,524
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	28,449
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	50,747
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	100,000	120,115
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	81,490
City of Chicago IL Class B 7.750% due 01/01/42	42,000	46,391
City of Houston TX 3.961% due 03/01/47	50,000	46,902
City of New York NY 5.517% due 10/01/37	40,000	44,973
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	46,886

	Principal Amount	Value
Commonwealth of Massachusetts 4.910% due 05/01/29	$100,000	$104,527
5.456% due 12/01/39	25,000	27,821
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	161,583
Dallas Area Rapid Transit 2.613% due 12/01/48	200,000	147,677
Dallas Fort Worth International Airport 4.507% due 11/01/51	100,000	97,495
Dallas Independent School District TX Class C 6.450% due 02/15/35	50,000	51,850
Golden State Tobacco Securitization Corp. 4.214% due 06/01/50	150,000	122,597
Grand Parkway Transportation Corp. 3.236% due 10/01/52	250,000	200,849
JobsOhio Beverage System 2.833% due 01/01/38	10,000	8,360
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	119,639
Massachusetts School Building Authority 2.950% due 05/15/43	50,000	38,452
3.395% due 10/15/40	20,000	16,936
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	27,879
6.668% due 11/15/39	55,000	65,910
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	29,416
6.655% due 04/01/57	96,000	115,337
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	140,607
New Jersey Turnpike Authority Class A 7.102% due 01/01/41	100,000	129,335
New York City Municipal Water Finance Authority 5.952% due 06/15/42	50,000	60,717
6.011% due 06/15/42	10,000	12,224
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	33,308
New York State Dormitory Authority 3.142% due 07/01/43	100,000	84,682
New York State Urban Development Corp. 3.900% due 03/15/33	50,000	48,860
5.770% due 03/15/39	25,000	27,106
Pennsylvania Turnpike Commission Class B 5.511% due 12/01/45	75,000	82,794
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	160,331
Port Authority of New York & New Jersey 3.175% due 07/15/60	250,000	187,711
4.031% due 09/01/48	50,000	46,054
4.229% due 10/15/57	30,000	28,183
4.458% due 10/01/62	100,000	97,574
5.647% due 11/01/40	150,000	168,364
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	11,709
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	50,968
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	61,915
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	86,998

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
State of California 1.700% due 02/01/28	$200,000	$179,923
3.500% due 04/01/28	100,000	98,902
7.300% due 10/01/39	100,000	129,611
7.500% due 04/01/34	50,000	64,281
7.600% due 11/01/40	270,000	373,677
7.625% due 03/01/40	40,000	54,178
State of Connecticut Class D 5.090% due 10/01/30	50,000	52,285
State of Illinois 6.725% due 04/01/35	400,000	424,285
State of Texas 5.517% due 04/01/39	100,000	113,465
State of Utah 4.554% due 07/01/24	5,000	5,072
State of Wisconsin 3.154% due 05/01/27	250,000	244,653
Texas Transportation Commission 2.562% due 04/01/42	350,000	283,765
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	26,718
University of California 3.063% due 07/01/25	50,000	49,570
4.132% due 05/15/32	100,000	99,169
4.767% due 05/15/15	75,000	70,191
4.858% due 05/15/12	100,000	95,364
University of Michigan 3.599% due 04/01/47	80,000	74,043
4.454% due 04/01/22	100,000	91,400

Total Municipal Bonds (Cost $6,693,843)		6,463,881

	Shares	Value

SHORT-TERM INVESTMENT - 2.5%
Money Market Fund - 2.5%
BlackRock Liquidity Funds T-Fund Institutional Shares 1.330%	27,553,819	$27,553,819

Total Short-Term Investment (Cost $27,553,819)		27,553,819

TOTAL INVESTMENTS - 102.0% (Cost $1,210,495,939)		1,107,665,089

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(21,368,560)

NET ASSETS - 100.0%		$1,086,296,529

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	40.3%
Mortgage-Backed Securities	29.7%
Corporate Bonds & Notes	25.7%
Others (each less than 3.0%)	6.3%

	102.0%
Other Assets & Liabilities, Net	(2.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$278,782,649	$-	$278,782,649	$-
	Mortgage-Backed Securities	322,734,103	-	322,734,103	-
	Asset-Backed Securities	3,417,436	-	3,417,436	-
	U.S. Government Agency Issues	13,211,288	-	13,211,288	-
	U.S. Treasury Obligations	437,469,803	-	437,469,803	-
	Foreign Government Bonds & Notes	18,032,110	-	18,032,110	-
	Municipal Bonds	6,463,881	-	6,463,881	-
	Short-Term Investment	27,553,819	27,553,819	-	-

	Total	$1,107,665,089	$27,553,819	$1,080,111,270	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

EP Energy Corp. *	1,815	$15,427
Patterson-UTI Energy, Inc.	306	4,823

		20,250

Financial - 0.0%

Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $44,991)		20,250

	Principal Amount

CORPORATE BONDS & NOTES - 98.4%

Basic Materials - 4.2%

Alcoa Nederland Holding BV
5.500% due 12/15/27 ~	$215,000	204,152
6.125% due 05/15/28 ~	250,000	243,584
Allegheny Technologies, Inc.
4.875% due 10/01/29	200,000	159,775
5.125% due 10/01/31	50,000	38,379
5.875% due 12/01/27	200,000	177,377
Arconic Corp.
6.000% due 05/15/25 ~	190,000	185,783
6.125% due 02/15/28 ~	246,000	230,220
Ashland LLC
3.375% due 09/01/31 ~	200,000	163,060
6.875% due 05/15/43	128,000	128,897
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~	133,000	106,373
7.500% due 09/30/29 ~	200,000	139,195
Axalta Coating Systems LLC 3.375% due 02/15/29 ~	250,000	204,405
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada) 8.750% due 07/15/26 ~	350,000	305,767
Big River Steel LLC/BRS Finance Corp. 6.625% due 01/31/29 ~	104,000	96,702
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	111,794
Century Aluminum Co. 7.500% due 04/01/28 ~	150,000	135,295
Cerdia Finanz GmbH (Germany) 10.500% due 02/15/27 ~	105,000	86,363
Chemours Co.
4.625% due 11/15/29 ~	100,000	78,824
5.375% due 05/15/27	94,000	82,858
5.750% due 11/15/28 ~	170,000	145,198
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	216,017
5.375% due 02/01/25 ~	50,000	48,715
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	106,105
5.875% due 06/01/27	300,000	280,276
6.250% due 10/01/40	100,000	84,000
6.750% due 03/15/26 ~	137,000	136,254
Coeur Mining, Inc. 5.125% due 02/15/29 ~	300,000	208,287
Commercial Metals Co.
3.875% due 02/15/31	200,000	160,357
4.125% due 01/15/30	95,000	80,154
4.375% due 03/15/32	90,000	73,888
4.875% due 05/15/23	100,000	99,572

	Principal Amount	Value
Compass Minerals International, Inc.
4.875% due 07/15/24 ~	$50,000	$46,460
6.750% due 12/01/27 ~	135,000	122,315
Consolidated Energy Finance SA (Luxembourg) 5.625% due 10/15/28 ~	200,000	161,168
Constellium SE 5.625% due 06/15/28 ~	250,000	224,031
Cornerstone Chemical Co. 6.750% due 08/15/24 ~	150,000	134,209
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/28 ~	150,000	134,326
Diamond BC BV 4.625% due 10/01/29 ~	85,000	68,092
Domtar Corp. 6.750% due 10/01/28 ~	343,000	322,835
Element Solutions, Inc. 3.875% due 09/01/28 ~	210,000	173,600
EverArc Escrow SARL (Luxembourg) 5.000% due 10/30/29 ~	165,000	139,107
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	387,765
4.500% due 09/15/27 ~	136,000	121,638
5.125% due 05/15/24 ~	90,000	87,749
5.875% due 04/15/30 ~	275,000	247,950
6.125% due 04/15/32 ~	185,000	166,867
GCP Applied Technologies, Inc. 5.500% due 04/15/26 ~	100,000	99,666
Glatfelter Corp. 4.750% due 11/15/29 ~	75,000	52,579
GPD Cos., Inc. 10.125% due 04/01/26 ~	225,000	214,666
HB Fuller Co. 4.250% due 10/15/28	225,000	189,175
Hecla Mining Co. 7.250% due 02/15/28	100,000	92,311
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	200,000	166,461
Hudbay Minerals, Inc. (Canada) 6.125% due 04/01/29 ~	350,000	284,336
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/28 ~	200,000	158,261
Ingevity Corp. 3.875% due 11/01/28 ~	115,000	96,520
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	114,060
Joseph T Ryerson & Son, Inc. 8.500% due 08/01/28 ~	72,000	74,383
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	99,382
4.625% due 03/01/28 ~	114,000	95,069
Mercer International, Inc.
5.125% due 02/01/29	294,000	251,604
5.500% due 01/15/26	150,000	144,856
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	110,523
5.250% due 12/15/29	150,000	127,066
5.650% due 12/01/44	50,000	35,387
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~	125,000	122,081
8.125% due 05/01/27 ~	213,000	207,899
8.500% due 05/01/30 ~	205,000	202,262
Minerals Technologies, Inc. 5.000% due 07/01/28 ~	200,000	174,359
New Gold, Inc. (Canada) 7.500% due 07/15/27 ~	165,000	143,754

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Novelis Corp.
3.250% due 11/15/26 ~	$375,000	$317,578
3.875% due 08/15/31 ~	104,000	80,272
4.750% due 01/30/30 ~	510,000	424,876
OCI NV (Netherlands) 4.625% due 10/15/25 ~	160,000	154,730
Olin Corp.
5.000% due 02/01/30	50,000	43,270
5.125% due 09/15/27	410,000	377,614
Olympus Water US Holding Corp. 4.250% due 10/01/28 ~	200,000	156,964
6.250% due 10/01/29 ~	150,000	104,438
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	200,000	190,900
Rain CII Carbon LLC/CII Carbon Corp. 7.250% due 04/01/25 ~	316,000	291,692
Rayonier AM Products, Inc. 5.500% due 06/01/24 ~	81,000	81,002
7.625% due 01/15/26 ~	149,000	130,213
Resolute Forest Products, Inc. 4.875% due 03/01/26 ~	125,000	113,317
Schweitzer-Mauduit International, Inc. 6.875% due 10/01/26 ~	75,000	66,849
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	221,000	184,134
6.625% due 05/01/29 ~	105,000	83,106
SCIL IV LLC/SCIL USA Holdings LLC 5.375% due 11/01/26 ~	200,000	160,323
SPCM SA (France) 3.375% due 03/15/30 ~	200,000	156,851
Sylvamo Corp. 7.000% due 09/01/29 ~	150,000	138,456
TMS International Corp. 6.250% due 04/15/29 ~	50,000	36,406
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% due 09/01/25 ~	175,000	149,302
Tronox, Inc. 4.625% due 03/15/29 ~	350,000	282,186
US Steel Corp. 6.875% due 03/01/29	210,000	183,750
Valvoline, Inc.
3.625% due 06/15/31 ~	195,000	156,370
4.250% due 02/15/30 ~	176,000	147,268
Venator Finance SARL/Venator Materials LLC 9.500% due 07/01/25 ~	250,000	251,211
Vibrantz Technologies, Inc. 9.000% due 02/15/30 ~	219,000	154,689
WR Grace Holdings LLC
5.625% due 10/01/24 ~	97,000	94,299
5.625% due 08/15/29 ~	390,000	288,112

		15,312,576

Communications - 17.6%

Acuris Finance Us, Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	166,366
Advantage Sales & Marketing, Inc. 6.500% due 11/15/28 ~	233,000	200,194
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	200,000	161,723
5.750% due 08/15/29 ~	600,000	483,201
Altice France Holding SA (Luxembourg) 6.000% due 02/15/28 ~	200,000	142,331
10.500% due 05/15/27 ~	405,000	340,629
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	265,641
5.125% due 07/15/29 ~	500,000	379,072
5.500% due 01/15/28 ~	300,000	242,583

	Principal Amount	Value
5.500% due 10/15/29 ~	$640,000	$490,870
8.125% due 02/01/27 ~	400,000	368,860
AMC Networks, Inc.
4.250% due 02/15/29	248,000	201,690
4.750% due 08/01/25	250,000	233,364
5.000% due 04/01/24	160,000	155,277
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	63,339
Arches Buyer, Inc.
4.250% due 06/01/28 ~	365,000	298,205
6.125% due 12/01/28 ~	150,000	122,552
Audacy Capital Corp.
6.500% due 05/01/27 ~	150,000	89,457
6.750% due 03/31/29 ~	295,000	157,539
Avaya, Inc. 6.125% due 09/15/28 ~	203,000	133,016
Beasley Mezzanine Holdings LLC 8.625% due 02/01/26 ~	200,000	150,305
Block Communications, Inc. 4.875% due 03/01/28 ~	250,000	212,709
British Telecommunications PLC (United Kingdom) 4.250% due 11/23/81 ~	250,000	218,065
Cable One, Inc. 4.000% due 11/15/30 ~	110,000	90,512
Cablevision Lightpath LLC 3.875% due 09/15/27 ~	200,000	165,768
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000% due 03/01/23 ~	143,000	142,165
4.250% due 02/01/31 ~	1,345,000	1,099,907
4.250% due 01/15/34 ~	750,000	581,981
4.500% due 08/15/30 ~	500,000	416,742
4.500% due 05/01/32	879,000	714,702
4.500% due 06/01/33 ~	220,000	173,837
4.750% due 03/01/30 ~	1,239,000	1,063,452
4.750% due 02/01/32 ~	190,000	156,047
5.000% due 02/01/28 ~	766,000	709,435
5.125% due 05/01/27 ~	500,000	473,495
5.375% due 06/01/29 ~	289,000	258,921
5.500% due 05/01/26 ~	225,000	219,934
Cengage Learning, Inc. 9.500% due 06/15/24 ~	261,000	241,798
Ciena Corp. 4.000% due 01/31/30 ~	180,000	155,577
Clear Channel International BV (United Kingdom) 6.625% due 08/01/25 ~	200,000	186,278
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~	365,000	309,146
7.500% due 06/01/29 ~	575,000	415,167
7.750% due 04/15/28 ~	200,000	146,029
CMG Media Corp. 8.875% due 12/15/27 ~	266,000	210,873
Cogent Communications Group, Inc.
3.500% due 05/01/26 ~	250,000	230,423
7.000% due 06/15/27 ~	180,000	172,670
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	111,100
6.000% due 06/15/25 ~	313,000	271,351
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	319,753
6.000% due 03/01/26 ~	230,000	212,293
7.125% due 07/01/28 ~	319,000	242,919
8.250% due 03/01/27 ~	290,000	229,967
Connect Finco SARL/Connect US Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	627,000	565,557
Consolidated Communications, Inc. 6.500% due 10/01/28 ~	102,000	87,014

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
CSC Holdings LLC
3.375% due 02/15/31 ~	$200,000	$148,431
4.125% due 12/01/30 ~	200,000	156,536
4.500% due 11/15/31 ~	1,040,000	805,272
4.625% due 12/01/30 ~	475,000	319,093
5.000% due 11/15/31 ~	300,000	202,678
5.250% due 06/01/24	204,000	191,044
5.375% due 02/01/28 ~	350,000	303,639
5.500% due 04/15/27 ~	200,000	181,610
5.750% due 01/15/30 ~	554,000	404,547
6.500% due 02/01/29 ~	300,000	271,536
7.500% due 04/01/28 ~	200,000	167,528
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	50,000	46,132
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% due 08/15/26 ~	1,147,000	288,184
6.625% due 08/15/27 ~	520,000	65,000
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% due 08/15/27 ~	1,290,000	1,104,633
DISH DBS Corp. 5.000% due 03/15/23	500,000	477,040
5.125% due 06/01/29	366,000	223,553
5.250% due 12/01/26 ~	1,025,000	805,358
5.750% due 12/01/28 ~	455,000	337,740
5.875% due 11/15/24	365,000	308,761
7.375% due 07/01/28	330,000	225,332
7.750% due 07/01/26	618,000	483,897
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	242,500
Embarq Corp. 7.995% due 06/01/36	600,000	451,911
Endurance International Group Holdings, Inc. 6.000% due 02/15/29 ~	115,000	83,165
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	475,000	404,823
5.875% due 10/15/27 ~	360,000	324,613
6.000% due 01/15/30 ~	600,000	463,335
6.750% due 05/01/29 ~	200,000	165,053
8.750% due 05/15/30 ~	270,000	273,509
Gannett Holdings LLC 6.000% due 11/01/26 ~	90,000	75,535
GCI LLC 4.750% due 10/15/28 ~	80,000	69,431
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	95,129
Go Daddy Operating Co. LLC/ GD Finance Co., Inc. 3.500% due 03/01/29 ~	280,000	236,576
5.250% due 12/01/27 ~	197,000	180,634
Gray Escrow II, Inc. 5.375% due 11/15/31 ~	350,000	281,192
Gray Television, Inc. 4.750% due 10/15/30 ~	230,000	180,287
5.875% due 07/15/26 ~	75,000	70,212
7.000% due 05/15/27 ~	340,000	327,712
GrubHub Holdings, Inc. 5.500% due 07/01/27 ~	59,000	41,190
Hughes Satellite Systems Corp. 5.250% due 08/01/26	275,000	253,517
6.625% due 08/01/26	165,000	146,741
iHeartCommunications, Inc. 4.750% due 01/15/28 ~	82,000	67,689
5.250% due 08/15/27 ~	191,000	163,744
6.375% due 05/01/26	200,000	185,582
8.375% due 05/01/27	400,000	318,728

	Principal Amount	Value
Iliad Holding SASU (France) 6.500% due 10/15/26 ~	$500,000	$450,885
7.000% due 10/15/28 ~	200,000	174,290
Intelsat Jackson Holdings SA (Luxembourg) 6.500% due 03/15/30 ~	865,000	715,787
Intrado Corp. 8.500% due 10/15/25 ~	268,000	232,032
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	198,500
Lamar Media Corp. 3.625% due 01/15/31	120,000	98,405
3.750% due 02/15/28	75,000	66,684
4.000% due 02/15/30	42,000	35,337
4.875% due 01/15/29	200,000	180,384
LCPR Senior Secured Financing DAC 5.125% due 07/15/29 ~	200,000	167,381
6.750% due 10/15/27 ~	315,000	294,678
Level 3 Financing, Inc. 3.625% due 01/15/29 ~	250,000	193,234
3.750% due 07/15/29 ~	450,000	348,750
4.250% due 07/01/28 ~	175,000	140,730
4.625% due 09/15/27 ~	400,000	342,166
5.250% due 03/15/26	100,000	94,451
5.375% due 05/01/25	80,000	77,642
Liberty Interactive LLC 8.250% due 02/01/30	500,000	332,727
Ligado Networks LLC 15.500% PIK due 11/01/23 ~	1,202,759	624,432
LogMeIn, Inc. 5.500% due 09/01/27 ~	263,000	183,742
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	345,000	292,708
4.500% due 01/15/29 ~	150,000	112,067
5.125% due 12/15/26 ~	669,000	564,502
5.375% due 06/15/29 ~	300,000	238,290
7.500% due 04/01/24	550,000	543,812
7.650% due 03/15/42	100,000	76,936
Match Group Holdings II LLC 3.625% due 10/01/31 ~	125,000	98,681
4.125% due 08/01/30 ~	150,000	125,533
4.625% due 06/01/28 ~	135,000	122,615
5.000% due 12/15/27 ~	100,000	92,866
5.625% due 02/15/29 ~	100,000	93,691
Maxar Technologies, Inc. 7.750% due 06/15/27 ~	75,000	74,367
McGraw-Hill Education, Inc. 5.750% due 08/01/28 ~	625,000	536,372
8.000% due 08/01/29 ~	150,000	121,751
Midcontinent Communications/Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	92,137
Millennium Escrow Corp. 6.625% due 08/01/26 ~	150,000	121,299
Netflix, Inc. 3.625% due 06/15/25 ~	110,000	105,050
4.375% due 11/15/26	205,000	198,057
4.875% due 04/15/28	478,000	450,840
4.875% due 06/15/30 ~	216,000	198,096
5.375% due 11/15/29 ~	422,000	399,547
5.875% due 02/15/25	225,000	228,770
5.875% due 11/15/28	480,000	470,501
6.375% due 05/15/29	80,000	80,941
News Corp. 3.875% due 05/15/29 ~	85,000	73,629
5.125% due 02/15/32 ~	404,000	358,510
Nexstar Media, Inc. 5.625% due 07/15/27 ~	438,000	400,595
4.750% due 11/01/28 ~	135,000	116,037
Nokia OYJ (Finland) 6.625% due 05/15/39	50,000	49,534

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.750% due 04/30/27 ~	$20,000	$16,497
6.000% due 02/15/28 ~	200,000	144,019
NortonLifeLock, Inc. 5.000% due 04/15/25 ~	200,000	195,383
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250% due 01/15/29 ~	210,000	167,580
5.000% due 08/15/27 ~	115,000	100,628
6.250% due 06/15/25 ~	100,000	95,037
Paramount Global 6.250% due 02/28/57	292,000	256,049
6.375% due 03/30/62	300,000	268,493
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/26 ~	250,000	189,128
Plantronics, Inc. 4.750% due 03/01/29 ~	200,000	199,276
Qwest Corp. 7.250% due 09/15/25	35,000	36,148
Radiate Holdco LLC/Radiate Finance, Inc. 4.500% due 09/15/26 ~	399,000	344,652
6.500% due 09/15/28 ~	183,000	141,949
Rakuten Group, Inc. (Japan) 5.125% due 04/22/26 ~	250,000	203,750
6.250% due 04/22/31 ~	300,000	240,750
Scripps Escrow II, Inc. 3.875% due 01/15/29 ~	175,000	146,975
5.375% due 01/15/31 ~	100,000	79,878
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	131,510
Sinclair Television Group, Inc. 4.125% due 12/01/30 ~	170,000	135,065
5.500% due 03/01/30 ~	200,000	147,519
Sirius XM Radio, Inc. 3.125% due 09/01/26 ~	296,000	264,896
3.875% due 09/01/31 ~	488,000	389,514
4.000% due 07/15/28 ~	625,000	542,841
4.125% due 07/01/30 ~	500,000	418,785
5.000% due 08/01/27 ~	160,000	148,777
5.500% due 07/01/29 ~	560,000	511,669
Spanish Broadcasting System, Inc. 9.750% due 03/01/26 ~	200,000	159,052
Sprint Capital Corp. 6.875% due 11/15/28	500,000	527,255
8.750% due 03/15/32	600,000	724,044
Sprint Corp. 7.125% due 06/15/24	950,000	977,882
7.625% due 02/15/25	750,000	783,167
7.625% due 03/01/26	300,000	316,745
7.875% due 09/15/23	805,000	832,370
Stagwell Global LLC 5.625% due 08/15/29 ~	366,000	295,115
Summer BC Bidco B LLC 5.500% due 10/31/26 ~	200,000	179,425
Switch Ltd. 3.750% due 09/15/28 ~	120,000	118,847
4.125% due 06/15/29 ~	210,000	208,145
T-Mobile USA, Inc. 2.250% due 02/15/26	195,000	175,842
2.625% due 04/15/26	450,000	409,216
2.625% due 02/15/29	130,000	109,783
2.875% due 02/15/31	560,000	465,976
3.375% due 04/15/29	500,000	438,952
3.500% due 04/15/31	374,000	323,684
4.750% due 02/01/28	995,000	966,443
TEGNA, Inc. 4.625% due 03/15/28	385,000	361,032
4.750% due 03/15/26 ~	141,000	135,552

	Principal Amount	Value
Telecom Italia Capital SA (Italy) 6.000% due 09/30/34	$200,000	$151,427
6.375% due 11/15/33	200,000	155,015
7.200% due 07/18/36	650,000	495,430
Telecom Italia SpA (Italy) 5.303% due 05/30/24 ~	250,000	240,845
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	176,710
Telesat Canada/Telesat LLC (Canada) 4.875% due 06/01/27 ~	150,000	87,948
5.625% due 12/06/26 ~	230,000	145,645
6.500% due 10/15/27 ~	134,000	56,547
Townsquare Media, Inc. 6.875% due 02/01/26 ~	300,000	267,645
TripAdvisor, Inc. 7.000% due 07/15/25 ~	250,000	242,345
Twitter, Inc. 3.875% due 12/15/27 ~	167,000	157,726
5.000% due 03/01/30 ~	175,000	166,315
Uber Technologies, Inc. 4.500% due 08/15/29 ~	500,000	412,187
6.250% due 01/15/28 ~	75,000	69,463
7.500% due 05/15/25 ~	600,000	595,731
7.500% due 09/15/27 ~	232,000	225,151
Univision Communications, Inc. 4.500% due 05/01/29 ~	172,000	144,507
5.125% due 02/15/25 ~	499,000	470,557
6.625% due 06/01/27 ~	255,000	243,270
7.375% due 06/30/30 ~	69,000	67,518
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	250,000	204,496
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	171,237
Urban One, Inc. 7.375% due 02/01/28 ~	140,000	120,063
US Cellular Corp. 6.700% due 12/15/33	100,000	95,442
Viasat, Inc. 5.625% due 09/15/25 ~	198,000	160,414
5.625% due 04/15/27 ~	220,000	190,636
Viavi Solutions, Inc. 3.750% due 10/01/29 ~	135,000	113,310
Videotron Ltd. (Canada) 3.625% due 06/15/29 ~	175,000	142,381
5.125% due 04/15/27 ~	200,000	186,486
5.375% due 06/15/24 ~	100,000	99,393
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	197,000	156,652
Virgin Media Secured Finance PLC (United Kingdom) 4.500% due 08/15/30 ~	200,000	164,869
5.500% due 05/15/29 ~	400,000	358,454
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.000% due 07/15/28 ~	200,000	165,781
Vmed O2 UK Financing I PLC (United Kingdom) 4.250% due 01/31/31 ~	750,000	604,976
4.750% due 07/15/31 ~	400,000	324,000
Vodafone Group PLC (United Kingdom) 3.250% due 06/04/81	150,000	124,786
4.125% due 06/04/81	350,000	262,798
5.125% due 06/04/81	200,000	133,843
7.000% due 04/04/79	600,000	590,343
VZ Secured Financing BV (Netherlands) 5.000% due 01/15/32 ~	250,000	208,020
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	319,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Zayo Group Holdings, Inc. 4.000% due 03/01/27 ~	$500,000	$415,725
6.125% due 03/01/28 ~	165,000	119,593
Ziggo Bond Co. BV (Netherlands) 5.125% due 02/28/30 ~	200,000	157,136
6.000% due 01/15/27 ~	200,000	177,247
Ziggo BV (Netherlands) 4.875% due 01/15/30 ~	200,000	170,125

		64,197,484

Consumer, Cyclical - 22.0%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	213,000	152,824
Abercrombie & Fitch Management Co. 8.750% due 07/15/25 ~	225,000	219,528
Academy Ltd. 6.000% due 11/15/27 ~	200,000	183,089
Adient Global Holdings Ltd. 4.875% due 08/15/26 ~	200,000	175,823
Affinity Gaming 6.875% due 12/15/27 ~	352,000	296,127
Air Canada (Canada) 3.875% due 08/15/26 ~	605,000	513,007
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.500% due 02/15/28 ~	200,000	103,538
Allison Transmission, Inc. 3.750% due 01/30/31 ~	105,000	84,338
4.750% due 10/01/27 ~	250,000	229,031
AMC Entertainment Holdings, Inc. 7.500% due 02/15/29 ~	465,000	393,939
10.000% due 06/15/26 ~	250,000	166,744
American Airlines Group, Inc. 3.750% due 03/01/25 ~	150,000	126,656
American Airlines Pass-Through Trust Class A 3.375% due 05/01/27	651,067	584,732
4.950% due 07/15/24	85,917	84,366
American Airlines, Inc. 11.750% due 07/15/25 ~	450,000	467,244
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	685,000	631,775
5.750% due 04/20/29 ~	945,000	810,026
American Axle & Manufacturing, Inc. 5.000% due 10/01/29	185,000	150,537
6.250% due 03/15/26	34,000	31,242
6.500% due 04/01/27	65,000	57,604
6.875% due 07/01/28	150,000	134,887
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	110,734
Aramark Services, Inc. 5.000% due 04/01/25 ~	100,000	95,944
5.000% due 02/01/28 ~	200,000	181,662
6.375% due 05/01/25 ~	310,000	303,932
Arko Corp. 5.125% due 11/15/29 ~	135,000	102,450
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	122,991
Asbury Automotive Group, Inc. 4.500% due 03/01/28	150,000	130,333
4.750% due 03/01/30	218,000	179,511
5.000% due 02/15/32 ~	170,000	139,227
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625% due 08/01/29 ~	150,000	112,706
6.625% due 01/15/28 ~	250,000	212,819
Aston Martin Capital Holdings Ltd. (United Kingdom) 10.500% due 11/30/25 ~	500,000	457,190

	Principal Amount	Value
At Home Group, Inc. 4.875% due 07/15/28 ~	$90,000	$65,380
7.125% due 07/15/29 ~	45,000	25,615
Avient Corp. 5.250% due 03/15/23	91,000	90,711
5.750% due 05/15/25 ~	90,000	86,413
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	188,290
Bath & Body Works, Inc. 6.625% due 10/01/30 ~	603,000	522,403
6.694% due 01/15/27	195,000	182,604
6.750% due 07/01/36	90,000	72,162
6.875% due 11/01/35	400,000	326,188
7.500% due 06/15/29	175,000	159,592
9.375% due 07/01/25 ~	24,000	24,385
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	154,941
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK due 04/01/27 ~	400,000	246,522
Beacon Roofing Supply, Inc. 4.125% due 05/15/29 ~	200,000	162,946
4.500% due 11/15/26 ~	150,000	135,509
Beazer Homes USA, Inc. 6.750% due 03/15/25	250,000	231,473
7.250% due 10/15/29	100,000	79,327
Bed Bath & Beyond, Inc. 4.915% due 08/01/34	78,000	26,635
5.165% due 08/01/44	79,000	17,730
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	100,000	84,996
BlueLinx Holdings, Inc. 6.000% due 11/15/29 ~	100,000	78,137
Boyd Gaming Corp. 4.750% due 12/01/27	326,000	295,715
Boyne USA, Inc. 4.750% due 05/15/29 ~	194,000	168,297
Brinker International, Inc. 3.875% due 05/15/23	200,000	197,242
5.000% due 10/01/24 ~	100,000	93,789
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada) 4.875% due 02/15/30 ~	65,000	47,304
5.000% due 06/15/29 ~	100,000	75,750
6.250% due 09/15/27 ~	263,000	218,344
Caesars Entertainment, Inc. 4.625% due 10/15/29 ~	580,000	452,519
6.250% due 07/01/25 ~	900,000	870,403
8.125% due 07/01/27 ~	438,000	424,126
Carnival Corp. 4.000% due 08/01/28 ~	500,000	411,770
5.750% due 03/01/27 ~	837,000	607,419
6.000% due 05/01/29 ~	585,000	413,028
6.650% due 01/15/28	200,000	148,826
7.625% due 03/01/26 ~	420,000	326,287
9.875% due 08/01/27 ~	280,000	273,535
10.500% due 02/01/26 ~	250,000	249,355
10.500% due 06/01/30 ~	250,000	206,314
Carvana Co. 4.875% due 09/01/29 ~	200,000	114,027
5.500% due 04/15/27 ~	89,000	57,559
5.625% due 10/01/25 ~	165,000	126,949
5.875% due 10/01/28 ~	125,000	79,510
10.250% due 05/01/30 ~	1,065,000	876,825
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	106,690
CDI Escrow Issuer, Inc. 5.750% due 04/01/30 ~	350,000	319,238

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
CEC Entertainment LLC 6.750% due 05/01/26 ~	$88,000	$77,626
Cedar Fair LP 5.250% due 07/15/29	55,000	48,581
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375% due 04/15/27	80,000	75,924
5.500% due 05/01/25 ~	350,000	340,361
6.500% due 10/01/28	100,000	95,059
Century Communities, Inc. 3.875% due 08/15/29 ~	120,000	94,069
6.750% due 06/01/27	148,000	142,209
Churchill Downs, Inc. 4.750% due 01/15/28 ~	236,000	210,460
5.500% due 04/01/27 ~	230,000	218,827
Cinemark USA, Inc. 5.250% due 07/15/28 ~	225,000	181,179
5.875% due 03/15/26 ~	200,000	178,640
8.750% due 05/01/25 ~	120,000	121,380
Clarios Global LP 6.750% due 05/15/25 ~	45,000	44,635
Clarios Global LP/Clarios US Finance Co. 6.250% due 05/15/26 ~	280,000	269,942
8.500% due 05/15/27 ~	562,000	544,325
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	100,000	87,686
Cooper-Standard Automotive, Inc. 5.625% due 11/15/26 ~	100,000	47,071
13.000% due 06/01/24 ~	355,000	355,534
Crocs, Inc. 4.125% due 08/15/31 ~	150,000	106,393
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	95,656
Dana, Inc.
4.250% due 09/01/30	100,000	77,790
4.500% due 02/15/32	300,000	222,192
5.375% due 11/15/27	188,000	163,232
5.625% due 06/15/28	100,000	86,256
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	140,000	138,414
Delta Air Lines, Inc. 2.900% due 10/28/24	225,000	208,365
3.750% due 10/28/29	175,000	138,985
3.800% due 04/19/23	150,000	148,745
4.375% due 04/19/28	150,000	127,674
7.375% due 01/15/26	90,000	90,099
Dornoch Debt Merger Sub, Inc. 6.625% due 10/15/29 ~	125,000	92,469
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	200,000	188,878
8.500% due 10/30/25 ~	200,000	194,031
Everi Holdings, Inc. 5.000% due 07/15/29 ~	50,000	42,317
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% due 04/01/26 ~	140,000	121,758
5.875% due 04/01/29 ~	240,000	195,216
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625% due 01/15/29 ~	220,000	188,174
6.750% due 01/15/30 ~	593,000	456,835
FirstCash, Inc. 4.625% due 09/01/28 ~	150,000	129,738
5.625% due 01/01/30 ~	175,000	151,396
Foot Locker, Inc. 4.000% due 10/01/29 ~	125,000	94,798
Ford Motor Co. 3.250% due 02/12/32	1,015,000	762,646
4.346% due 12/08/26	300,000	278,678
4.750% due 01/15/43	700,000	500,878

	Principal Amount	Value
Ford Motor Credit Co. LLC 2.300% due 02/10/25	$220,000	$198,021
2.700% due 08/10/26	780,000	665,652
2.900% due 02/16/28	357,000	288,240
2.900% due 02/10/29	325,000	255,383
3.370% due 11/17/23	200,000	195,200
3.375% due 11/13/25	700,000	632,534
3.625% due 06/17/31	240,000	186,778
3.664% due 09/08/24	225,000	213,187
3.810% due 01/09/24	381,000	370,323
3.815% due 11/02/27	400,000	340,794
4.000% due 11/13/30	200,000	162,454
4.063% due 11/01/24	200,000	190,308
4.125% due 08/17/27	200,000	176,677
4.134% due 08/04/25	200,000	189,998
4.271% due 01/09/27	200,000	179,772
4.389% due 01/08/26	250,000	230,914
4.687% due 06/09/25	350,000	331,533
4.950% due 05/28/27	200,000	186,208
5.113% due 05/03/29	275,000	247,116
5.584% due 03/18/24	200,000	199,376
Forestar Group, Inc. 3.850% due 05/15/26 ~	105,000	86,456
5.000% due 03/01/28 ~	150,000	122,863
G-III Apparel Group Ltd. 7.875% due 08/15/25 ~	300,000	290,463
Gap, Inc. 3.625% due 10/01/29 ~	345,000	242,896
3.875% due 10/01/31 ~	145,000	101,432
GC EOS Buyer, Inc. 9.250% due 08/01/25 ~	400,000	419,094
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	200,000	179,503
Goodyear Tire & Rubber Co. 4.875% due 03/15/27	135,000	120,859
5.000% due 05/31/26	480,000	442,752
5.250% due 04/30/31	250,000	203,302
5.250% due 07/15/31	85,000	68,453
5.625% due 04/30/33	200,000	160,488
9.500% due 05/31/25	145,000	150,246
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.000% due 08/15/28 ~	200,000	137,254
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	340,000	284,836
Guitar Center, Inc. 8.500% due 01/15/26 ~	200,000	176,790
GYP Holdings III Corp. 4.625% due 05/01/29 ~	50,000	39,063
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	360,000	292,054
Hanesbrands, Inc. 4.625% due 05/15/24 ~	161,000	157,894
4.875% due 05/15/26 ~	380,000	352,729
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	350,000	314,536
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/32 ~	755,000	601,486
3.750% due 05/01/29 ~	190,000	161,401
4.000% due 05/01/31 ~	190,000	158,462
4.875% due 01/15/30	125,000	113,314
5.375% due 05/01/25 ~	50,000	49,125
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% due 07/01/31 ~	175,000	133,847
5.000% due 06/01/29 ~	165,000	133,912

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	$215,000	$202,827
IAA, Inc. 5.500% due 06/15/27 ~	159,000	148,317
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	172,178
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	174,400
International Game Technology PLC 4.125% due 04/15/26 ~	200,000	181,409
6.500% due 02/15/25 ~	800,000	797,480
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	245,100
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	160,000	135,529
Jaguar Land Rover Automotive PLC (United Kingdom) 5.500% due 07/15/29 ~	225,000	163,442
5.875% due 01/15/28 ~	200,000	153,030
7.750% due 10/15/25 ~	200,000	185,500
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	114,396
KAR Auction Services, Inc. 5.125% due 06/01/25 ~	330,000	314,475
KB Home 4.000% due 06/15/31	100,000	77,313
4.800% due 11/15/29	75,000	62,650
6.875% due 06/15/27	75,000	72,505
7.250% due 07/15/30	185,000	175,525
7.625% due 05/15/23	215,000	217,891
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC 4.750% due 06/01/27 ~	500,000	481,727
Kontoor Brands, Inc. 4.125% due 11/15/29 ~	200,000	159,162
Las Vegas Sands Corp. 2.900% due 06/25/25	150,000	133,972
3.200% due 08/08/24	443,000	418,934
3.500% due 08/18/26	306,000	266,357
3.900% due 08/08/29	139,000	113,678
LBM Acquisition LLC 6.250% due 01/15/29 ~	132,000	85,185
LCM Investments Holdings II LLC 4.875% due 05/01/29 ~	400,000	305,594
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	86,044
LGI Homes, Inc. 4.000% due 07/15/29 ~	75,000	56,095
Life Time, Inc. 5.750% due 01/15/26 ~	340,000	305,830
8.000% due 04/15/26 ~	185,000	165,120
Lindblad Expeditions LLC 6.750% due 02/15/27 ~	270,000	231,918
Lions Gate Capital Holdings LLC 5.500% due 04/15/29 ~	195,000	152,668
Lithia Motors, Inc. 3.875% due 06/01/29 ~	90,000	76,641
4.375% due 01/15/31 ~	150,000	128,130
4.625% due 12/15/27 ~	150,000	137,747
Live Nation Entertainment, Inc. 3.750% due 01/15/28 ~	160,000	138,400
4.750% due 10/15/27 ~	460,000	409,175
4.875% due 11/01/24 ~	50,000	47,843
5.625% due 03/15/26 ~	81,000	77,047
6.500% due 05/15/27 ~	225,000	221,740
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	348,000	295,216

	Principal Amount	Value
M/I Homes, Inc. 4.950% due 02/01/28	$150,000	$127,712
Macy’s Retail Holdings LLC 4.300% due 02/15/43	300,000	189,561
4.500% due 12/15/34	225,000	160,648
5.875% due 04/01/29 ~	100,000	85,308
5.875% due 03/15/30 ~	60,000	50,448
6.125% due 03/15/32 ~	60,000	50,230
Magic Mergeco, Inc. 7.875% due 05/01/29 ~	415,000	274,734
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	137,362
Marriott Ownership Resorts, Inc. 4.500% due 06/15/29 ~	135,000	112,475
4.750% due 01/15/28	150,000	130,322
6.125% due 09/15/25 ~	32,000	31,721
Mattamy Group Corp. (Canada) 4.625% due 03/01/30 ~	170,000	124,521
5.250% due 12/15/27 ~	82,000	67,107
Mattel, Inc. 3.150% due 03/15/23	395,000	390,347
3.375% due 04/01/26 ~	65,000	59,743
3.750% due 04/01/29 ~	110,000	99,033
5.875% due 12/15/27 ~	116,000	113,567
6.200% due 10/01/40	134,000	128,298
Melco Resorts Finance Ltd. (Hong Kong) 4.875% due 06/06/25 ~	285,000	213,397
5.375% due 12/04/29 ~	200,000	121,007
5.625% due 07/17/27 ~	200,000	134,355
5.750% due 07/21/28 ~	400,000	258,000
Meritage Homes Corp. 3.875% due 04/15/29 ~	150,000	124,620
5.125% due 06/06/27	200,000	183,407
Meritor, Inc. 6.250% due 06/01/25 ~	175,000	179,692
MGM China Holdings Ltd. (Macau) 4.750% due 02/01/27 ~	200,000	141,618
5.375% due 05/15/24 ~	500,000	426,732
5.875% due 05/15/26 ~	200,000	151,490
MGM Resorts International 4.625% due 09/01/26	115,000	102,235
4.750% due 10/15/28	110,000	92,675
5.750% due 06/15/25	230,000	219,390
6.000% due 03/15/23	500,000	499,732
6.750% due 05/01/25	230,000	226,051
Michaels Cos., Inc. 5.250% due 05/01/28 ~	400,000	315,194
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	211,508
Mohegan Gaming & Entertainment 8.000% due 02/01/26 ~	360,000	307,060
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	158,619
Murphy Oil USA, Inc. 3.750% due 02/15/31 ~	85,000	72,386
4.750% due 09/15/29	99,000	89,289
5.625% due 05/01/27	100,000	98,163
NCL Corp. Ltd. 3.625% due 12/15/24 ~	193,000	160,803
5.875% due 03/15/26 ~	260,000	204,834
5.875% due 02/15/27 ~	390,000	334,183
7.750% due 02/15/29 ~	100,000	76,649
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	91,111
New Home Co., Inc. 7.250% due 10/15/25 ~	200,000	163,776
New Red Finance, Inc. (Canada) 3.500% due 02/15/29 ~	125,000	106,032
3.875% due 01/15/28 ~	248,000	215,770

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
4.000% due 10/15/30 ~	$658,000	$530,174
4.375% due 01/15/28 ~	214,000	187,436
5.750% due 04/15/25 ~	50,000	50,375
Newell Brands, Inc. 4.100% due 04/01/23	192,000	190,635
4.450% due 04/01/26	685,000	654,557
4.875% due 06/01/25	165,000	162,800
5.625% due 04/01/36	130,000	112,852
5.750% due 04/01/46	200,000	163,328
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	115,600
Nordstrom, Inc. 4.375% due 04/01/30	410,000	319,570
5.000% due 01/15/44	200,000	143,108
Papa John’s International, Inc. 3.875% due 09/15/29 ~	250,000	206,587
Park River Holdings, Inc. 5.625% due 02/01/29 ~	300,000	187,388
Party City Holdings, Inc. 8.750% due 02/15/26 ~	300,000	202,171
Patrick Industries, Inc. 7.500% due 10/15/27 ~	100,000	92,687
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance In 8.500% due 11/15/27 ~	150,000	157,664
Penn National Gaming, Inc. 4.125% due 07/01/29 ~	200,000	152,036
5.625% due 01/15/27 ~	100,000	87,872
Penske Automotive Group, Inc. 3.500% due 09/01/25	139,000	130,536
3.750% due 06/15/29	125,000	104,312
PetSmart, Inc./PetSmart Finance Corp. 4.750% due 02/15/28 ~	280,000	243,074
7.750% due 02/15/29 ~	200,000	180,551
Picasso Finance Sub, Inc. 6.125% due 06/15/25 ~	105,000	102,536
PM General Purchaser LLC 9.500% due 10/01/28 ~	330,000	267,057
Powdr Corp. 6.000% due 08/01/25 ~	113,000	112,726
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625% due 09/01/29 ~	200,000	142,696
5.875% due 09/01/31 ~	250,000	173,850
QVC, Inc. 4.450% due 02/15/25	125,000	111,487
4.750% due 02/15/27	175,000	138,536
4.850% due 04/01/24	100,000	93,654
5.450% due 08/15/34	300,000	207,556
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/29 ~	40,000	30,393
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	78,218
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	325,588
Rite Aid Corp. 7.500% due 07/01/25 ~	248,000	201,319
8.000% due 11/15/26 ~	248,000	193,242
Royal Caribbean Cruises Ltd. 3.700% due 03/15/28	175,000	111,415
4.250% due 07/01/26 ~	150,000	106,826
5.375% due 07/15/27 ~	266,000	193,996
5.500% due 08/31/26 ~	305,000	227,347
5.500% due 04/01/28 ~	450,000	313,810
9.125% due 06/15/23 ~	182,000	180,427
10.875% due 06/01/23 ~	300,000	301,722
11.500% due 06/01/25 ~	334,000	344,008

	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 5.625% due 12/01/25	$265,000	$249,256
Sands China Ltd. (Macau) 2.550% due 03/08/27 ~	200,000	145,987
3.100% due 03/08/29 ~	200,000	141,856
3.250% due 08/08/31 ~	200,000	132,462
3.800% due 01/08/26	250,000	200,701
4.875% due 06/18/30	130,000	95,242
5.125% due 08/08/25	440,000	369,849
5.400% due 08/08/28	492,000	380,144
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 6.625% due 03/01/30 ~	200,000	170,314
Scientific Games International, Inc. 7.000% due 05/15/28 ~	224,000	210,530
7.250% due 11/15/29 ~	156,000	146,514
8.625% due 07/01/25 ~	90,000	92,392
Scotts Miracle-Gro Co. 4.000% due 04/01/31	125,000	93,681
4.375% due 02/01/32	150,000	114,313
4.500% due 10/15/29	200,000	164,392
5.250% due 12/15/26	100,000	92,816
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	94,942
Shea Homes LP/Shea Homes Funding Corp. 4.750% due 02/15/28 ~	200,000	160,948
4.750% due 04/01/29 ~	150,000	117,790
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	400,000	380,894
5.500% due 04/15/27 ~	100,000	90,876
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	235,000	238,317
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500% due 11/28/25 ~	250,000	210,401
Sonic Automotive, Inc. 4.625% due 11/15/29 ~	95,000	73,735
4.875% due 11/15/31 ~	90,000	67,834
Specialty Building Products Holdings LLC/ SBP Finance Corp. 6.375% due 09/30/26 ~	90,000	73,309
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	230,000	236,470
SRS Distribution, Inc. 4.625% due 07/01/28 ~	81,000	71,004
6.000% due 12/01/29 ~	310,000	243,843
6.125% due 07/01/29 ~	133,000	105,124
Staples, Inc. 7.500% due 04/15/26 ~	800,000	665,520
10.750% due 04/15/27 ~	297,000	196,826
Station Casinos LLC 4.500% due 02/15/28 ~	190,000	160,749
4.625% due 12/01/31 ~	86,000	67,188
Studio City Co. Ltd. (Macau) 7.000% due 02/15/27 ~	200,000	173,660
Studio City Finance Ltd. (Macau) 5.000% due 01/15/29 ~	340,000	176,067
6.000% due 07/15/25 ~	200,000	126,940
6.500% due 01/15/28 ~	200,000	112,440
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000% due 06/01/31 ~	83,000	70,714
5.875% due 03/01/27	300,000	283,344
Superior Plus LP/Superior General Partner, Inc. (Canada) 4.500% due 03/15/29 ~	100,000	85,188
SWF Escrow Issuer Corp. 6.500% due 10/01/29 ~	208,000	140,176

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Taylor Morrison Communities, Inc. 5.125% due 08/01/30 ~	$145,000	$120,621
5.750% due 01/15/28 ~	100,000	90,023
5.875% due 06/15/27 ~	144,000	132,963
6.625% due 07/15/27 ~	100,000	95,961
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625% due 03/01/24 ~	100,000	97,403
5.875% due 04/15/23 ~	250,000	249,830
Tempur Sealy International, Inc. 3.875% due 10/15/31 ~	188,000	141,427
4.000% due 04/15/29 ~	150,000	121,125
Tenneco, Inc. 5.000% due 07/15/26	180,000	168,630
5.125% due 04/15/29 ~	395,000	372,516
5.375% due 12/15/24	25,000	24,296
7.875% due 01/15/29 ~	15,000	14,523
Thor Industries, Inc. 4.000% due 10/15/29 ~	110,000	87,258
Titan International, Inc. 7.000% due 04/30/28	200,000	188,182
TKC Holdings, Inc. 6.875% due 05/15/28 ~	200,000	171,603
10.500% due 05/15/29 ~	100,000	81,970
Travel & Leisure Co. 4.500% due 12/01/29 ~	163,000	126,361
4.625% due 03/01/30 ~	150,000	116,467
5.650% due 04/01/24	300,000	295,293
6.000% due 04/01/27	150,000	136,099
6.625% due 07/31/26 ~	217,000	206,132
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	200,000	194,974
Tri Pointe Homes, Inc. 5.250% due 06/01/27	100,000	87,574
5.700% due 06/15/28	150,000	129,714
Under Armour, Inc. 3.250% due 06/15/26	200,000	172,462
United Airlines Holdings, Inc. 4.875% due 01/15/25	150,000	139,606
United Airlines, Inc. 4.375% due 04/15/26 ~	346,000	306,113
4.625% due 04/15/29 ~	753,000	641,326
Univar Solutions USA, Inc. 5.125% due 12/01/27 ~	204,000	190,251
Universal Entertainment Corp. (Japan) 8.500% due 12/11/24 ~	450,000	436,596
US Airways Pass-Through Trust Class A 3.950% due 11/15/25	95,251	86,839
Vail Resorts, Inc. 6.250% due 05/15/25 ~	235,000	235,110
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	141,917
Viking Cruises Ltd. 5.875% due 09/15/27 ~	200,000	149,688
7.000% due 02/15/29 ~	190,000	142,625
13.000% due 05/15/25 ~	50,000	51,308
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	236,932
Vista Outdoor, Inc. 4.500% due 03/15/29 ~	300,000	229,981
VOC Escrow Ltd. 5.000% due 02/15/28 ~	160,000	128,781
Wabash National Corp. 4.500% due 10/15/28 ~	200,000	153,250
Wesco Aircraft Holdings, Inc. 8.500% due 11/15/24 ~	225,000	119,250
13.125% due 11/15/27 ~	262,000	82,412
Wheel Pros, Inc. 6.500% due 05/15/29 ~	100,000	70,805

	Principal Amount	Value
White Cap Buyer LLC 6.875% due 10/15/28 ~	$170,000	$136,235
William Carter Co. 5.625% due 03/15/27 ~	214,000	200,776
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	200,000	183,500
WMG Acquisition Corp. 3.000% due 02/15/31 ~	221,000	171,773
3.875% due 07/15/30 ~	200,000	166,655
Wolverine World Wide, Inc. 4.000% due 08/15/29 ~	185,000	148,679
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	92,864
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.250% due 05/30/23 ~	150,000	144,202
5.500% due 03/01/25 ~	700,000	641,886
Wynn Macau Ltd. (Macau) 5.125% due 12/15/29 ~	390,000	242,685
5.500% due 10/01/27 ~	400,000	259,454
5.625% due 08/26/28 ~	300,000	185,635
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125% due 10/01/29 ~	210,000	165,705
7.750% due 04/15/25 ~	70,000	68,215
Yum! Brands, Inc. 3.625% due 03/15/31	225,000	189,524
4.625% due 01/31/32	515,000	456,442
5.350% due 11/01/43	100,000	83,070
5.375% due 04/01/32	196,000	181,257
6.875% due 11/15/37	100,000	101,693
ZF North America Capital, Inc. (Germany) 4.750% due 04/29/25 ~	150,000	138,784

		79,925,241

Consumer, Non-Cyclical - 15.0%
180 Medical, Inc. 3.875% due 10/15/29 ~	200,000	173,335
Acadia Healthcare Co., Inc. 5.000% due 04/15/29 ~	225,000	202,327
ACCO Brands Corp. 4.250% due 03/15/29 ~	215,000	176,526
AdaptHealth LLC 4.625% due 08/01/29 ~	190,000	156,527
5.125% due 03/01/30 ~	177,000	149,428
ADT Security Corp. 4.125% due 08/01/29 ~	165,000	134,373
4.875% due 07/15/32 ~	200,000	159,602
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	250,000	223,566
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	175,000	135,625
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	110,597
Air Methods Corp. 8.000% due 05/15/25 ~	330,000	216,619
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	71,475
Akumin, Inc. 7.000% due 11/01/25 ~	100,000	77,653
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.250% due 03/15/26 ~	603,000	526,368
3.500% due 03/15/29 ~	263,000	213,635
4.625% due 01/15/27 ~	375,000	335,737
4.875% due 02/15/30 ~	378,000	325,305
5.875% due 02/15/28 ~	177,000	165,741
7.500% due 03/15/26 ~	125,000	124,562
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg) 6.125% due 10/15/26 ~	400,000	343,041

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000% due 06/01/29 ~	$392,000	$285,820
6.625% due 07/15/26 ~	322,000	296,102
9.750% due 07/15/27 ~	297,000	252,169
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	438,000	359,609
Alta Equipment Group, Inc. 5.625% due 04/15/26 ~	100,000	85,805
AMN Healthcare, Inc. 4.000% due 04/15/29 ~	150,000	127,024
4.625% due 10/01/27 ~	217,000	199,307
APi Group DE, Inc. 4.125% due 07/15/29 ~	150,000	119,342
Aptim Corp. 7.750% due 06/15/25 ~	150,000	103,821
APX Group, Inc. 5.750% due 07/15/29 ~	225,000	174,577
6.750% due 02/15/27 ~	200,000	185,739
ASGN, Inc. 4.625% due 05/15/28 ~	79,000	68,581
Avantor Funding, Inc. 3.875% due 11/01/29 ~	500,000	438,037
4.625% due 07/15/28 ~	150,000	137,899
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.750% due 04/01/28 ~	125,000	103,880
5.375% due 03/01/29 ~	145,000	120,830
5.750% due 07/15/27 ~	125,000	112,063
B&G Foods, Inc. 5.250% due 04/01/25	408,000	376,853
5.250% due 09/15/27	107,000	92,686
Bausch Health Americas, Inc. 8.500% due 01/31/27 ~	145,000	102,029
9.250% due 04/01/26 ~	385,000	276,336
Bausch Health Cos., Inc. 4.875% due 06/01/28 ~	410,000	321,694
5.000% due 01/30/28 ~	240,000	128,474
5.000% due 02/15/29 ~	150,000	78,463
5.250% due 01/30/30 ~	1,000,000	519,534
5.500% due 11/01/25 ~	346,000	304,480
5.750% due 08/15/27 ~	140,000	116,200
6.125% due 02/01/27 ~	585,000	498,300
6.250% due 02/15/29 ~	450,000	240,750
7.000% due 01/15/28 ~	388,000	222,578
7.250% due 05/30/29 ~	98,000	53,316
9.000% due 12/15/25 ~	539,000	399,712
BellRing Brands, Inc. 7.000% due 03/15/30 ~	250,000	235,966
Block, Inc. 2.750% due 06/01/26 ~	200,000	177,954
3.500% due 06/01/31 ~	83,000	66,322
Brink’s Co. 4.625% due 10/15/27 ~	197,000	175,413
5.500% due 07/15/25 ~	150,000	144,613
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	223,275
Cano Health LLC 6.250% due 10/01/28 ~	125,000	102,820
Carriage Services, Inc. 4.250% due 05/15/29 ~	200,000	162,953
Catalent Pharma Solutions, Inc. 3.125% due 02/15/29 ~	116,000	95,330
3.500% due 04/01/30 ~	125,000	102,149
5.000% due 07/15/27 ~	115,000	108,397
Centene Corp. 2.450% due 07/15/28	255,000	213,367
2.500% due 03/01/31	1,255,000	1,000,084
2.625% due 08/01/31	185,000	147,567

	Principal Amount	Value
3.000% due 10/15/30	$305,000	$253,572
3.375% due 02/15/30	696,000	592,237
4.250% due 12/15/27	365,000	341,848
4.625% due 12/15/29	1,106,000	1,034,591
Central Garden & Pet Co. 4.125% due 10/15/30	335,000	275,298
5.125% due 02/01/28	100,000	89,913
Charles River Laboratories International, Inc. 3.750% due 03/15/29 ~	133,000	115,649
4.000% due 03/15/31 ~	200,000	170,880
4.250% due 05/01/28 ~	192,000	172,796
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	350,000	296,231
CHS/Community Health Systems, Inc. 4.750% due 02/15/31 ~	115,000	84,510
5.250% due 05/15/30 ~	695,000	529,395
5.625% due 03/15/27 ~	855,000	725,976
6.000% due 01/15/29 ~	300,000	248,961
6.125% due 04/01/30 ~	294,000	180,087
6.875% due 04/01/28 ~	250,000	146,913
6.875% due 04/15/29 ~	275,000	178,175
8.000% due 03/15/26 ~	600,000	548,142
8.000% due 12/15/27 ~	189,000	171,956
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	239,413
CoreCivic, Inc. 4.750% due 10/15/27	60,000	49,513
8.250% due 04/15/26	135,000	131,903
CoreLogic, Inc. 4.500% due 05/01/28 ~	167,000	128,859
Coty, Inc. 5.000% due 04/15/26 ~	188,000	172,585
6.500% due 04/15/26 ~	75,000	69,257
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.750% due 01/15/29 ~	180,000	154,875
CPI CG, Inc. 8.625% due 03/15/26 ~	75,000	70,969
Darling Ingredients, Inc. 5.250% due 04/15/27 ~	99,000	95,925
6.000% due 06/15/30 ~	70,000	69,883
DaVita, Inc. 3.750% due 02/15/31 ~	454,000	326,685
4.625% due 06/01/30 ~	800,000	626,418
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	57,157
Edgewell Personal Care Co. 4.125% due 04/01/29 ~	125,000	103,406
5.500% due 06/01/28 ~	100,000	91,182
Elanco Animal Health, Inc. 6.400% due 08/28/28	130,000	124,397
Embecta Corp. 5.000% due 02/15/30 ~	80,000	67,284
6.750% due 02/15/30 ~	100,000	90,368
Emergent BioSolutions, Inc. 3.875% due 08/15/28 ~	150,000	106,539
Encompass Health Corp. 4.500% due 02/01/28	149,000	127,828
4.750% due 02/01/30	156,000	130,953
5.750% due 09/15/25	100,000	98,335
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% due 06/30/28 ~	366,000	29,280
9.500% due 07/31/27 ~	675,000	140,071
Endo Luxembourg Finance Co. I SARL/ Endo US, Inc. 6.125% due 04/01/29 ~	400,000	303,164
Envision Healthcare Corp. 8.750% due 10/15/26 ~	200,000	58,727

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	$100,000	$85,391
Fresh Market, Inc. 9.750% due 05/01/23 ~	200,000	200,000
Garda World Security Corp. (Canada) 4.625% due 02/15/27 ~	400,000	344,656
6.000% due 06/01/29 ~	150,000	115,539
9.500% due 11/01/27 ~	78,000	71,441
Gartner, Inc. 3.625% due 06/15/29 ~	120,000	104,171
3.750% due 10/01/30 ~	397,000	338,631
4.500% due 07/01/28 ~	169,000	155,480
Global Medical Response, Inc. 6.500% due 10/01/25 ~	150,000	133,857
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	99,246
Grifols Escrow Issuer SA (Spain) 4.750% due 10/15/28 ~	200,000	173,712
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	100,000	70,141
HealthEquity, Inc. 4.500% due 10/01/29 ~	95,000	83,244
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% due 09/01/25 ~	170,000	153,777
Herc Holdings, Inc. 5.500% due 07/15/27 ~	330,000	301,881
Hertz Corp. 4.625% due 12/01/26 ~	80,000	66,979
5.000% due 12/01/29 ~	130,000	100,452
HLF Financing SARL LLC/ Herbalife International, Inc. 4.875% due 06/01/29 ~	200,000	138,302
Hologic, Inc.
3.250% due 02/15/29 ~	209,000	179,222
4.625% due 02/01/28 ~	191,000	179,043
Horizon Therapeutics USA, Inc. 5.500% due 08/01/27 ~	200,000	193,206
Ingles Markets, Inc. 4.000% due 06/15/31 ~	75,000	64,992
IQVIA, Inc. 5.000% due 10/15/26 ~	300,000	286,500
5.000% due 05/15/27 ~	200,000	189,737
Jazz Securities DAC 4.375% due 01/15/29 ~	200,000	178,290
Korn Ferry 4.625% due 12/15/27 ~	150,000	134,912
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada) 5.000% due 12/31/26 ~	655,000	560,847
Lamb Weston Holdings, Inc. 4.125% due 01/31/30 ~	190,000	164,959
4.375% due 01/31/32 ~	185,000	161,301
4.875% due 05/15/28 ~	83,000	78,250
Land O’Lakes Capital Trust I 7.450% due 03/15/28 ~	43,000	44,692
Lannett Co., Inc. 7.750% due 04/15/26 ~	150,000	64,092
Legacy LifePoint Health LLC 4.375% due 02/15/27 ~	230,000	197,366
6.750% due 04/15/25 ~	180,000	174,252
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer, Inc. 5.000% due 02/01/26 ~	210,000	176,290
LifePoint Health, Inc. 5.375% due 01/15/29 ~	65,000	47,864
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg) 11.500% due 12/15/28 ~	250,000	246,250

	Principal Amount	Value
Medline Borrower LP 3.875% due 04/01/29 ~	$1,405,000	$1,201,444
5.250% due 10/01/29 ~	688,000	567,201
MEDNAX, Inc. 5.375% due 02/15/30 ~	250,000	214,595
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	79,628
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	105,000	84,959
ModivCare, Inc. 5.875% due 11/15/25 ~	72,000	66,339
Molina Healthcare, Inc. 3.875% due 11/15/30 ~	120,000	102,763
3.875% due 05/15/32 ~	345,000	290,004
4.375% due 06/15/28 ~	150,000	134,291
MoneyGram International, Inc. 5.375% due 08/01/26 ~	55,000	52,456
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	290,000	258,919
5.750% due 11/01/28 ~	380,000	315,668
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	18,000	17,351
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	300,000	252,129
Nielsen Co. Luxembourg SARL 5.000% due 02/01/25 ~	200,000	195,775
Nielsen Finance LLC/Nielsen Finance Co. 4.500% due 07/15/29 ~	134,000	121,231
4.750% due 07/15/31 ~	333,000	300,005
5.625% due 10/01/28 ~	220,000	204,942
5.875% due 10/01/30 ~	100,000	92,000
Option Care Health, Inc. 4.375% due 10/31/29 ~	63,000	54,117
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.125% due 04/30/28 ~	504,000	447,917
5.125% due 04/30/31 ~	500,000	433,235
Oriflame Investment Holding PLC (Switzerland) 5.125% due 05/04/26 ~	200,000	128,000
Owens & Minor, Inc. 4.500% due 03/31/29 ~	80,000	65,418
6.625% due 04/01/30 ~	139,000	127,145
P&L Development LLC/PLD Finance Corp. 7.750% due 11/15/25 ~	150,000	105,221
Par Pharmaceutical, Inc. 7.500% due 04/01/27 ~	319,000	243,445
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.000% due 06/15/29 ~	200,000	144,455
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	306,000	242,933
Performance Food Group, Inc. 4.250% due 08/01/29 ~	208,000	174,092
5.500% due 10/15/27 ~	295,000	273,612
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	200,000	187,422
4.375% due 03/15/26	205,000	194,019
4.900% due 12/15/44	200,000	144,630
Pilgrim’s Pride Corp. 3.500% due 03/01/32 ~	300,000	234,994
4.250% due 04/15/31 ~	325,000	272,153
5.875% due 09/30/27 ~	152,000	145,822
Post Holdings, Inc. 4.500% due 09/15/31 ~	500,000	410,400
4.625% due 04/15/30 ~	314,000	265,474
5.500% due 12/15/29 ~	425,000	380,787
5.625% due 01/15/28 ~	108,000	102,746
5.750% due 03/01/27 ~	322,000	312,346

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Prestige Brands, Inc. 3.750% due 04/01/31 ~	$250,000	$207,707
5.125% due 01/15/28 ~	133,000	123,911
Prime Healthcare Services, Inc. 7.250% due 11/01/25 ~	166,000	142,187
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375% due 08/31/27 ~	170,000	140,568
5.250% due 04/15/24 ~	197,000	192,924
5.750% due 04/15/26 ~	246,000	229,889
6.250% due 01/15/28 ~	385,000	323,121
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	153,853
Radiology Partners, Inc. 9.250% due 02/01/28 ~	55,000	41,386
RCN Corp. 11.625% due 04/15/23 * Y Ω	9,000	830
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	500,000	487,237
Rent-A-Center, Inc. 6.375% due 02/15/29 ~	180,000	140,632
Revlon Consumer Products Corp. 6.250% due 08/01/24 Y	150,000	12,381
Ritchie Bros Auctioneers, Inc. (Canada) 5.375% due 01/15/25 ~	220,000	215,781
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	300,000	259,755
RR Donnelley & Sons Co. 6.125% due 11/01/26 ~	520,000	486,200
Sabre GLBL, Inc. 7.375% due 09/01/25 ~	518,000	481,458
9.250% due 04/15/25 ~	50,000	48,276
Safeway, Inc. 7.250% due 02/01/31	150,000	147,724
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	179,484
Select Medical Corp. 6.250% due 08/15/26 ~	424,000	396,644
Service Corp. International 3.375% due 08/15/30	426,000	349,429
4.000% due 05/15/31	132,000	112,971
4.625% due 12/15/27	53,000	49,907
5.125% due 06/01/29	206,000	194,466
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	300,000	266,020
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	350,000	199,233
Signal Parent, Inc. 6.125% due 04/01/29 ~	250,000	156,664
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed 4.625% due 03/01/29 ~	245,000	207,526
Sotheby’s 7.375% due 10/15/27 ~	200,000	185,630
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	128,969
Spectrum Brands, Inc. 3.875% due 03/15/31 ~	150,000	121,110
5.000% due 10/01/29 ~	86,000	74,486
StoneMor, Inc. 8.500% due 05/15/29 ~	67,000	59,643
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	290,000	281,285
Syneos Health, Inc. 3.625% due 01/15/29 ~	150,000	127,212
Team Health Holdings, Inc. 6.375% due 02/01/25 ~	200,000	139,956

	Principal Amount	Value
Teleflex, Inc. 4.250% due 06/01/28 ~	$95,000	$85,994
4.625% due 11/15/27	156,000	144,167
Tenet Healthcare Corp. 4.250% due 06/01/29 ~	500,000	422,590
4.375% due 01/15/30 ~	536,000	454,536
4.625% due 07/15/24	243,000	233,551
4.625% due 09/01/24 ~	87,000	83,648
4.875% due 01/01/26 ~	545,000	503,288
5.125% due 11/01/27 ~	526,000	474,297
6.125% due 10/01/28 ~	655,000	562,560
6.125% due 06/15/30 ~	588,000	544,229
6.250% due 02/01/27 ~	530,000	488,925
6.750% due 06/15/23	378,000	389,308
TreeHouse Foods, Inc. 4.000% due 09/01/28	115,000	93,854
TriNet Group, Inc. 3.500% due 03/01/29 ~	115,000	94,899
Triton Water Holdings, Inc. 6.250% due 04/01/29 ~	155,000	110,307
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	89,015
United Natural Foods, Inc. 6.750% due 10/15/28 ~	65,000	60,836
United Rentals North America, Inc. 3.750% due 01/15/32	228,000	187,676
3.875% due 02/15/31	500,000	422,789
4.000% due 07/15/30	125,000	107,078
4.875% due 01/15/28	315,000	298,521
5.250% due 01/15/30	142,000	131,956
5.500% due 05/15/27	130,000	127,699
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	294,000	263,692
US Foods, Inc. 4.750% due 02/15/29 ~	65,000	56,933
6.250% due 04/15/25 ~	120,000	119,962
US Renal Care, Inc. 10.625% due 07/15/27 ~	175,000	66,063
Vector Group Ltd. 5.750% due 02/01/29 ~	100,000	83,432
10.500% due 11/01/26 ~	473,000	439,547
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	316,959
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	240,772
Williams Scotsman International, Inc. 4.625% due 08/15/28 ~	100,000	85,394
WW International, Inc. 4.500% due 04/15/29 ~	135,000	90,111
ZipRecruiter, Inc. 5.000% due 01/15/30 ~	100,000	84,126

		54,428,585

Diversified - 0.1%
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	96,837
Stena International SA (Sweden) 5.750% due 03/01/24 ~	200,000	188,665
6.125% due 02/01/25 ~	146,000	139,095

		424,597

Energy - 12.8%
Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	340,000	330,947
Alliance Resource Operating Partners LP/ Alliance Resource Finance Corp. 7.500% due 05/01/25 ~	100,000	98,907

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	$135,000	$121,156
5.750% due 03/01/27 ~	200,000	186,336
5.750% due 01/15/28 ~	197,000	179,700
Antero Resources Corp. 5.375% due 03/01/30 ~	90,000	82,206
7.625% due 02/01/29 ~	125,000	127,370
8.375% due 07/15/26 ~	568,000	601,756
Apache Corp. 4.250% due 01/15/30	250,000	221,973
4.750% due 04/15/43	500,000	390,319
4.875% due 11/15/27	215,000	198,353
5.100% due 09/01/40	712,000	603,263
Archrock Partners LP/Archrock Partners Finance Corp. 6.250% due 04/01/28 ~	180,000	159,635
6.875% due 04/01/27 ~	156,000	142,448
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/29 ~	115,000	101,363
7.000% due 11/01/26 ~	80,000	74,506
8.250% due 12/31/28 ~	165,000	157,369
9.000% due 11/01/27 ~	175,000	220,103
Athabasca Oil Corp. (Canada) 9.750% due 11/01/26 ~	211,000	220,883
Baytex Energy Corp. (Canada) 8.750% due 04/01/27 ~	185,000	185,779
Berry Petroleum Co. LLC 7.000% due 02/15/26 ~	200,000	176,259
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% due 07/15/26 ~	50,000	45,100
7.625% due 12/15/25 ~	245,000	232,000
Bristow Group, Inc. 6.875% due 03/01/28 ~	150,000	131,617
Buckeye Partners LP 3.950% due 12/01/26	175,000	153,327
4.125% due 03/01/25 ~	127,000	117,755
4.150% due 07/01/23	298,000	292,043
4.500% due 03/01/28 ~	105,000	88,568
5.850% due 11/15/43	250,000	177,969
6.375% due 01/22/78	200,000	159,095
California Resources Corp. 7.125% due 02/01/26 ~	55,000	53,878
Callon Petroleum Co. 6.125% due 10/01/24	200,000	203,205
7.500% due 06/15/30 ~	40,000	36,867
8.000% due 08/01/28 ~	140,000	134,691
Calumet Specialty Products Partners LP/ Calumet Finance Corp. 8.125% due 01/15/27 ~	120,000	101,606
9.250% due 07/15/24 ~	162,000	167,382
11.000% due 04/15/25 ~	133,000	126,782
CGG SA (France) 8.750% due 04/01/27 ~	500,000	426,062
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	165,000	130,301
4.000% due 03/01/31	361,000	307,798
4.500% due 10/01/29	494,000	441,969
Cheniere Energy, Inc. 4.625% due 10/15/28	365,000	329,882
Chesapeake Energy Corp. 5.500% due 02/01/26 ~	110,000	104,962
5.875% due 02/01/29 ~	185,000	174,807
6.750% due 04/15/29 ~	300,000	291,000
Civitas Resources, Inc. 5.000% due 10/15/26 ~	60,000	53,935
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	33,651

	Principal Amount	Value
CNX Resources Corp. 6.000% due 01/15/29 ~	$250,000	$234,003
7.250% due 03/14/27 ~	250,000	245,344
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	165,000	144,806
Comstock Resources, Inc. 5.875% due 01/15/30 ~	324,000	279,526
6.750% due 03/01/29 ~	135,000	121,171
Coronado Finance Pty. Ltd. (Australia) 10.750% due 05/15/26 ~	135,000	140,317
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	450,000	384,534
Crescent Energy Finance LLC 7.250% due 05/01/26 ~	235,000	214,286
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625% due 05/01/27 ~	140,000	124,833
5.750% due 04/01/25	85,000	79,621
6.000% due 02/01/29 ~	105,000	91,806
8.000% due 04/01/29 ~	150,000	139,595
CrownRock LP/CrownRock Finance, Inc. 5.000% due 05/01/29 ~	25,000	22,460
5.625% due 10/15/25 ~	544,000	512,834
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	200,000	185,152
CVR Energy, Inc. 5.250% due 02/15/25 ~	210,000	193,373
5.750% due 02/15/28 ~	125,000	111,640
DCP Midstream Operating LP 3.250% due 02/15/32	150,000	117,938
3.875% due 03/15/23	150,000	148,817
5.125% due 05/15/29	74,000	66,742
5.375% due 07/15/25	200,000	194,842
5.600% due 04/01/44	100,000	81,000
5.625% due 07/15/27	235,000	224,598
5.850% due 05/21/43 ~	100,000	84,202
6.450% due 11/03/36 ~	200,000	197,247
6.750% due 09/15/37 ~	100,000	95,314
DT Midstream, Inc. 4.125% due 06/15/29 ~	95,000	80,788
4.375% due 06/15/31 ~	200,000	168,104
Earthstone Energy Holdings LLC 8.000% due 04/15/27 ~	190,000	180,054
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	125,000	118,301
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	339,000	323,835
6.625% due 07/15/25 ~	130,000	130,825
Energy Ventures Gom LLC/EnVen Finance Corp. 11.750% due 04/15/26 ~	90,000	91,199
EnLink Midstream LLC 5.375% due 06/01/29	164,000	143,793
5.625% due 01/15/28 ~	75,000	68,926
EnLink Midstream Partners LP 4.150% due 06/01/25	300,000	279,840
5.050% due 04/01/45	200,000	135,626
5.450% due 06/01/47	125,000	88,703
Ensign Drilling, Inc. (Canada) 9.250% due 04/15/24 ~	95,000	89,961
Enviva Partners LP/Enviva Partners Finance Corp. 6.500% due 01/15/26 ~	260,000	251,554
EQM Midstream Partners LP 4.000% due 08/01/24	43,000	40,002
4.500% due 01/15/29 ~	145,000	117,992
4.750% due 01/15/31 ~	145,000	116,053
6.000% due 07/01/25 ~	221,000	212,285
6.500% due 07/01/27 ~	140,000	130,421
6.500% due 07/15/48	250,000	191,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
7.500% due 06/01/27 ~	$200,000	$193,318
7.500% due 06/01/30 ~	165,000	158,773
Exterran Energy Solutions LP/ EES Finance Corp. 8.125% due 05/01/25	200,000	189,774
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/27 ~	200,000	189,170
Genesis Energy LP/Genesis Energy Finance Corp. 5.625% due 06/15/24	300,000	281,730
6.500% due 10/01/25	170,000	157,055
7.750% due 02/01/28	195,000	168,958
8.000% due 01/15/27	270,000	239,706
Global Partners LP/GLP Finance Corp. 6.875% due 01/15/29	100,000	84,758
7.000% due 08/01/27	150,000	135,186
Gulfport Energy Corp. 8.000% due 05/17/26 ~	200,000	197,123
Harbour Energy PLC (United Kingdom) 5.500% due 10/15/26 ~	200,000	180,108
Harvest Midstream I LP 7.500% due 09/01/28 ~	225,000	211,750
Hess Midstream Operations LP 4.250% due 02/15/30 ~	230,000	193,051
5.125% due 06/15/28 ~	240,000	215,856
5.500% due 10/15/30 ~	165,000	148,366
5.625% due 02/15/26 ~	200,000	190,903
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750% due 02/01/29 ~	100,000	87,989
6.000% due 04/15/30 ~	105,000	91,520
6.000% due 02/01/31 ~	90,000	77,738
6.250% due 11/01/28 ~	320,000	302,200
6.250% due 04/15/32 ~	105,000	92,405
Holly Energy Partners LP/Holly Energy Finance Corp. 5.000% due 02/01/28 ~	59,000	50,635
6.375% due 04/15/27 ~	35,000	33,015
Howard Midstream Energy Partners LLC 6.750% due 01/15/27 ~	315,000	271,865
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	185,140
ITT Holdings LLC 6.500% due 08/01/29 ~	225,000	180,629
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	151,000	143,903
Kinetik Holdings LP 5.875% due 06/15/30 ~	290,000	276,770
Laredo Petroleum, Inc.
7.750% due 07/31/29 ~	165,000	149,092
9.500% due 01/15/25	180,000	178,728
10.125% due 01/15/28	125,000	123,914
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	330,000	311,419
Matador Resources Co. 5.875% due 09/15/26	330,000	317,836
MEG Energy Corp. (Canada) 7.125% due 02/01/27 ~	360,000	363,373
Moss Creek Resources Holdings, Inc. 7.500% due 01/15/26 ~	350,000	313,652
10.500% due 05/15/27 ~	100,000	94,632
Murphy Oil Corp. 5.750% due 08/15/25	200,000	198,254
5.875% due 12/01/27	117,000	109,406
6.375% due 07/15/28	154,000	143,904
6.875% due 08/15/24	8,000	8,030
Nabors Industries Ltd. 7.250% due 01/15/26 ~	419,000	372,187
7.500% due 01/15/28 ~	150,000	129,193

	Principal Amount	Value
Nabors Industries, Inc. 5.750% due 02/01/25	$85,000	$75,076
7.375% due 05/15/27 ~	271,000	257,790
Natural Resource Partners LP/NRP Finance Corp. 9.125% due 06/30/25 ~	150,000	152,808
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	240,463
New Fortress Energy, Inc. 6.500% due 09/30/26 ~	300,000	272,279
6.750% due 09/15/25 ~	338,000	320,341
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.500% due 02/01/26 ~	435,000	393,033
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% due 03/01/25	100,000	76,057
7.500% due 11/01/23	195,000	176,748
7.500% due 04/15/26	150,000	112,387
Northern Oil & Gas, Inc. 8.125% due 03/01/28 ~	100,000	94,398
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	226,994
NuStar Logistics LP 5.625% due 04/28/27	130,000	116,562
5.750% due 10/01/25	50,000	46,826
6.000% due 06/01/26	171,000	160,188
6.375% due 10/01/30	45,000	39,170
Oasis Petroleum, Inc. 6.375% due 06/01/26 ~	150,000	138,974
Occidental Petroleum Corp. 3.500% due 08/15/29	386,000	345,470
4.400% due 04/15/46	2,175,000	1,761,550
5.500% due 12/01/25	115,000	113,462
5.550% due 03/15/26	325,000	323,349
5.875% due 09/01/25	239,000	238,453
6.125% due 01/01/31	465,000	472,263
6.375% due 09/01/28	200,000	202,826
6.450% due 09/15/36	500,000	513,710
6.625% due 09/01/30	329,000	339,469
6.950% due 07/01/24	150,000	154,765
7.500% due 05/01/31	150,000	161,584
7.875% due 09/15/31	150,000	164,918
8.000% due 07/15/25	105,000	110,690
8.500% due 07/15/27	150,000	165,313
8.875% due 07/15/30	200,000	229,998
Oceaneering International, Inc. 4.650% due 11/15/24	200,000	185,264
6.000% due 02/01/28	150,000	132,396
Parkland Corp. (Canada) 4.500% due 10/01/29 ~	140,000	113,756
4.625% due 05/01/30 ~	417,000	339,016
5.875% due 07/15/27 ~	132,000	120,008
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	250,000	208,171
PBF Holding Co. LLC/PBF Finance Corp. 6.000% due 02/15/28	195,000	165,558
7.250% due 06/15/25	225,000	210,710
9.250% due 05/15/25 ~	600,000	628,125
PBF Logistics LP/PBF Logistics Finance Corp. 6.875% due 05/15/23	262,000	258,363
PDC Energy, Inc. 5.750% due 05/15/26	150,000	140,204
6.125% due 09/15/24	100,000	99,500
Penn Virginia Holdings LLC 9.250% due 08/15/26 ~	75,000	72,074
Petrofac Ltd. (United Kingdom) 9.750% due 11/15/26 ~	250,000	192,460

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Precision Drilling Corp. (Canada) 6.875% due 01/15/29 ~	$125,000	$112,058
7.125% due 01/15/26 ~	200,000	188,263
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	175,300
Range Resources Corp. 4.750% due 02/15/30 ~	29,000	26,054
4.875% due 05/15/25	88,000	85,990
5.000% due 03/15/23	494,000	491,115
8.250% due 01/15/29	95,000	97,013
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	65,062
Rockcliff Energy II LLC 5.500% due 10/15/29 ~	88,000	80,204
Rockies Express Pipeline LLC 3.600% due 05/15/25 ~	250,000	227,075
6.875% due 04/15/40 ~	250,000	207,341
SM Energy Co. 5.625% due 06/01/25	113,000	106,933
6.500% due 07/15/28	120,000	110,536
6.625% due 01/15/27	100,000	93,621
6.750% due 09/15/26	60,000	56,681
Southeast Supply Header LLC 4.250% due 06/15/24 ~	250,000	215,346
Southwestern Energy Co. 4.750% due 02/01/32	176,000	150,821
5.375% due 02/01/29	390,000	362,493
5.375% due 03/15/30	390,000	359,592
5.950% due 01/23/25	14,000	13,854
7.750% due 10/01/27	80,000	81,741
8.375% due 09/15/28	150,000	158,324
Strathcona Resources Ltd. (Canada) 6.875% due 08/01/26 ~	150,000	136,709
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.750% due 04/15/25	140,000	109,840
8.500% due 10/15/26 ~	337,000	303,354
SunCoke Energy, Inc. 4.875% due 06/30/29 ~	167,000	133,672
Sunnova Energy Corp. 5.875% due 09/01/26 ~	110,000	95,861
Sunoco LP/Sunoco Finance Corp. 4.500% due 05/15/29	75,000	61,966
4.500% due 04/30/30 ~	500,000	404,592
6.000% due 04/15/27	359,000	342,901
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500% due 01/15/28 ~	163,000	138,808
6.000% due 12/31/30 ~	215,000	178,736
6.000% due 09/01/31 ~	200,000	165,302
7.500% due 10/01/25 ~	300,000	290,856
Talos Production, Inc. 12.000% due 01/15/26	178,000	184,396
Tap Rock Resources LLC 7.000% due 10/01/26 ~	60,000	56,739
TerraForm Power Operating LLC 4.750% due 01/15/30 ~	177,000	151,909
5.000% due 01/31/28 ~	141,000	127,974
TransMontaigne Partners LP/TLP Finance Corp. 6.125% due 02/15/26	50,000	44,322
Transocean Guardian Ltd. 5.875% due 01/15/24 ~	378,998	350,896
Transocean Phoenix 2 Ltd. 7.750% due 10/15/24 ~	90,000	85,850
Transocean Pontus Ltd. 6.125% due 08/01/25 ~	199,875	183,156
Transocean Proteus Ltd. 6.250% due 12/01/24 ~	58,500	54,616

	Principal Amount	Value
Transocean, Inc. 8.000% due 02/01/27 ~	$433,000	$290,697
9.350% due 12/15/41	490,000	268,879
11.500% due 01/30/27 ~	247,000	232,165
USA Compression Partners LP/USA Compression Finance Corp. 6.875% due 04/01/26	135,000	122,979
6.875% due 09/01/27	305,000	271,113
Venture Global Calcasieu Pass LLC 3.875% due 08/15/29 ~	244,000	214,098
3.875% due 11/01/33 ~	467,000	386,664
4.125% due 08/15/31 ~	144,000	123,479
Vermilion Energy, Inc. (Canada) 5.625% due 03/15/25 ~	50,000	47,167
6.875% due 05/01/30 ~	167,000	149,632
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	38,299
W&T Offshore, Inc. 9.750% due 11/01/23 ~	200,000	190,784
Warrior Met Coal, Inc. 7.875% due 12/01/28 ~	175,000	166,978
Weatherford International Ltd. (Bermuda) 6.500% due 09/15/28 ~	103,000	92,626
8.625% due 04/30/30 ~	585,000	486,566
11.000% due 12/01/24 ~	123,000	124,098
Western Midstream Operating LP 3.600% due 02/01/25	305,000	281,585
4.550% due 02/01/30	50,000	43,390
4.650% due 07/01/26	75,000	70,809
5.500% due 08/15/48	354,000	289,191
5.750% due 02/01/50	400,000	322,403

		46,580,246

Financial - 10.3%
Acrisure LLC/Acrisure Finance, Inc. 4.250% due 02/15/29 ~	160,000	129,593
6.000% due 08/01/29 ~	185,000	145,071
7.000% due 11/15/25 ~	275,000	248,102
10.125% due 08/01/26 ~	100,000	97,294
Advisor Group Holdings, Inc. 10.750% due 08/01/27 ~	100,000	99,018
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	61,185
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.250% due 10/15/27 ~	220,000	190,720
5.875% due 11/01/29 ~	200,000	166,231
6.750% due 10/15/27 ~	350,000	311,507
Ally Financial, Inc. 5.750% due 11/20/25	200,000	197,358
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	69,716
Apollo Commercial Real Estate Finance, Inc. REIT 4.625% due 06/15/29 ~	150,000	111,950
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	256,142
Armor Holdco, Inc. 8.500% due 11/15/29 ~	250,000	207,035
Assurant, Inc. 7.000% due 03/27/48	200,000	195,781
AssuredPartners, Inc. 7.000% due 08/15/25 ~	64,000	60,200
Blackstone Mortgage Trust, Inc.REIT 3.750% due 01/15/27 ~	250,000	204,064
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	91,278
BroadStreet Partners, Inc. 5.875% due 04/15/29 ~	283,000	221,880

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.500% due 04/01/27 ~	$150,000	$124,649
5.750% due 05/15/26 ~	300,000	274,584
Burford Capital Global Finance LLC 6.250% due 04/15/28 ~	250,000	219,055
6.875% due 04/15/30 ~	200,000	176,082
Castlelake Aviation Finance DAC (Ireland) 5.000% due 04/15/27 ~	300,000	249,707
Cobra AcquisitionCo LLC 6.375% due 11/01/29 ~	250,000	187,854
Coinbase Global, Inc. 3.375% due 10/01/28 ~	555,000	350,926
3.625% due 10/01/31 ~	185,000	104,434
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	306,694
Compass Group Diversified Holdings LLC 5.000% due 01/15/32 ~	175,000	135,618
5.250% due 04/15/29 ~	120,000	99,259
Credit Acceptance Corp. 6.625% due 03/15/26	200,000	187,623
CTR Partnership LP/CareTrust Capital Corp. REIT 3.875% due 06/30/28 ~	100,000	85,589
Curo Group Holdings Corp. 7.500% due 08/01/28 ~	253,000	159,501
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	74,444
Deutsche Bank AG (Germany) 3.729% due 01/14/32	200,000	150,538
3.742% due 01/07/33	400,000	291,572
4.296% due 05/24/28	476,000	426,904
4.500% due 04/01/25	500,000	476,652
4.875% due 12/01/32	200,000	172,156
5.882% due 07/08/31	150,000	136,409
Diversified Healthcare Trust REIT 4.750% due 05/01/24	100,000	89,848
4.750% due 02/15/28	200,000	147,512
9.750% due 06/15/25	107,000	105,705
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	387,625
Enact Holdings, Inc. 6.500% due 08/15/25 ~	210,000	198,448
Enova International, Inc. 8.500% due 09/15/25 ~	200,000	174,221
Enstar Finance LLC 5.500% due 01/15/42	250,000	204,763
Finance of America Funding LLC 7.875% due 11/15/25 ~	200,000	158,740
Five Point Operating Co. LP/Five Point Capital Corp. 7.875% due 11/15/25 ~	150,000	126,020
Freedom Mortgage Corp. 6.625% due 01/15/27 ~	300,000	222,743
7.625% due 05/01/26 ~	190,000	148,455
8.125% due 11/15/24 ~	150,000	129,575
8.250% due 04/15/25 ~	156,000	131,522
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	175,697
Genworth Holdings, Inc. 6.500% due 06/15/34	100,000	79,442
GEO Group, Inc. REIT 5.125% due 04/01/23	300,000	283,618
5.875% due 10/15/24	98,000	88,200
6.000% due 04/15/26	150,000	122,419
Global Aircraft Leasing Co. Ltd. (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	428,049	325,426

	Principal Amount	Value
Global Atlantic Fin Co. 4.700% due 10/15/51 ~	$300,000	$241,371
Global Net Lease, Inc./Global Net Lease Operating Partnership LP REIT 3.750% due 12/15/27 ~	135,000	112,935
goeasy Ltd. (Canada) 4.375% due 05/01/26 ~	75,000	63,713
5.375% due 12/01/24 ~	82,000	75,382
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	97,672
GTCR AP Finance, Inc. 8.000% due 05/15/27 ~	550,000	515,592
HAT Holdings I LLC/HAT Holdings II LLC REIT 3.375% due 06/15/26 ~	300,000	258,779
3.750% due 09/15/30 ~	300,000	239,825
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	62,536
Home Point Capital, Inc. 5.000% due 02/01/26 ~	100,000	69,144
Howard Hughes Corp. 4.375% due 02/01/31 ~	75,000	55,634
5.375% due 08/01/28 ~	200,000	167,913
HUB International Ltd. 7.000% due 05/01/26 ~	795,000	749,172
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	170,299
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375% due 02/01/29	145,000	117,460
4.750% due 09/15/24	326,000	305,192
5.250% due 05/15/27	600,000	532,797
6.250% due 05/15/26	405,000	379,967
6.375% due 12/15/25	50,000	47,358
Intesa Sanpaolo SpA (Italy) 4.950% due 06/01/42 ~	300,000	203,079
5.017% due 06/26/24 ~	700,000	668,571
5.710% due 01/15/26 ~	400,000	381,671
Iron Mountain Information Management Services, Inc. REIT 5.000% due 07/15/32 ~	150,000	121,364
Iron Mountain, Inc. REIT 4.500% due 02/15/31 ~	215,000	176,300
4.875% due 09/15/27 ~	425,000	385,207
4.875% due 09/15/29 ~	535,000	456,248
5.000% due 07/15/28 ~	65,000	57,691
5.250% due 03/15/28 ~	224,000	201,520
5.250% due 07/15/30 ~	575,000	500,997
5.625% due 07/15/32 ~	65,000	55,087
iStar, Inc. REIT 4.750% due 10/01/24	137,000	129,195
5.500% due 02/15/26	150,000	140,842
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/29 ~	350,000	312,132
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000% due 08/15/28 ~	200,000	165,062
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	75,000	65,759
Kennedy-Wilson, Inc. 4.750% due 03/01/29	235,000	190,695
4.750% due 02/01/30	100,000	78,417
5.000% due 03/01/31	235,000	182,488
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT 4.750% due 06/15/29 ~	225,000	173,515
5.250% due 10/01/25 ~	250,000	226,676
LD Holdings Group LLC 6.125% due 04/01/28 ~	175,000	106,939
6.500% due 11/01/25 ~	146,000	99,484

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
LFS Topco LLC 5.875% due 10/15/26 ~	$25,000	$19,787
Liberty Mutual Group, Inc. 4.125% due 12/15/51 ~	150,000	119,885
4.300% due 02/01/61 ~	250,000	169,629
LPL Holdings, Inc. 4.375% due 05/15/31 ~	250,000	214,050
4.625% due 11/15/27 ~	150,000	140,278
MGIC Investment Corp. 5.250% due 08/15/28	169,000	151,639
Midcap Financial Issuer Trust 5.625% due 01/15/30 ~	250,000	195,469
MPT Operating Partnership LP/MPT Finance Corp. REIT 3.500% due 03/15/31	190,000	150,314
4.625% due 08/01/29	235,000	206,671
5.000% due 10/15/27	220,000	201,676
5.250% due 08/01/26	500,000	473,110
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/30 ~	455,000	340,688
5.500% due 08/15/28 ~	146,000	117,331
6.000% due 01/15/27 ~	295,000	256,278
Navient Corp. 4.875% due 03/15/28	300,000	234,918
5.000% due 03/15/27	390,000	321,350
5.625% due 08/01/33	200,000	139,175
6.125% due 03/25/24	300,000	285,000
6.750% due 06/25/25	335,000	302,827
6.750% due 06/15/26	100,000	88,647
7.250% due 09/25/23	60,000	59,467
New Residential Investment Corp. REIT 6.250% due 10/15/25 ~	214,000	186,715
Newmark Group, Inc. 6.125% due 11/15/23	175,000	174,649
NFP Corp. 4.875% due 08/15/28 ~	94,000	80,650
6.875% due 08/15/28 ~	770,000	637,452
NMI Holdings, Inc. 7.375% due 06/01/25 ~	113,000	110,942
OneMain Finance Corp. 3.500% due 01/15/27	355,000	284,502
3.875% due 09/15/28	200,000	153,285
4.000% due 09/15/30	160,000	118,818
5.375% due 11/15/29	90,000	73,101
5.625% due 03/15/23	125,000	123,574
6.125% due 03/15/24	454,000	434,685
6.625% due 01/15/28	366,000	327,769
6.875% due 03/15/25	238,000	226,045
7.125% due 03/15/26	210,000	194,580
8.250% due 10/01/23	102,000	102,474
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.375% due 02/01/27 ~	75,000	71,954
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer REIT 5.875% due 10/01/28 ~	85,000	77,707
7.500% due 06/01/25 ~	230,000	229,857
PennyMac Financial Services, Inc. 4.250% due 02/15/29 ~	210,000	154,737
5.375% due 10/15/25 ~	225,000	196,424
5.750% due 09/15/31 ~	100,000	74,766
PHH Mortgage Corp. 7.875% due 03/15/26 ~	100,000	88,416
PRA Group, Inc. 5.000% due 10/01/29 ~	120,000	99,602
Provident Funding Associates LP/PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	45,067

	Principal Amount	Value
Radian Group, Inc. 4.500% due 10/01/24	$300,000	$282,756
4.875% due 03/15/27	150,000	134,659
Realogy Group LLC/Realogy Co-Issuer Corp. 4.875% due 06/01/23 ~	150,000	144,672
5.250% due 04/15/30 ~	273,000	202,745
5.750% due 01/15/29 ~	400,000	304,000
RHP Hotel Properties LP/RHP Finance Corp. REIT 4.500% due 02/15/29 ~	110,000	93,488
4.750% due 10/15/27	105,000	93,298
RLJ Lodging Trust LP REIT 3.750% due 07/01/26 ~	170,000	147,628
4.000% due 09/15/29 ~	95,000	78,205
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.875% due 10/15/26 ~	242,000	200,674
3.625% due 03/01/29 ~	145,000	114,283
3.875% due 03/01/31 ~	290,000	218,122
4.000% due 10/15/33 ~	200,000	142,450
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	120,000	104,550
SBA Communications Corp. REIT 3.125% due 02/01/29	315,000	258,588
3.875% due 02/15/27	256,000	234,277
Service Properties Trust REIT 4.350% due 10/01/24	300,000	244,244
4.500% due 06/15/23	150,000	139,725
4.500% due 03/15/25	100,000	79,129
4.650% due 03/15/24	100,000	86,070
4.950% due 02/15/27	300,000	221,325
5.250% due 02/15/26	350,000	269,256
5.500% due 12/15/27	200,000	162,250
7.500% due 09/15/25	290,000	266,075
SLM Corp. 3.125% due 11/02/26	175,000	141,551
4.200% due 10/29/25	110,000	99,852
Starwood Property Trust, Inc. 3.625% due 07/15/26 ~	110,000	93,422
3.750% due 12/31/24 ~	63,000	57,445
4.375% due 01/15/27 ~	125,000	108,709
4.750% due 03/15/25	138,000	127,700
5.500% due 11/01/23 ~	300,000	297,175
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	75,326
Synovus Financial Corp. 5.900% due 02/07/29	100,000	96,686
TMX Finance LLC/TitleMax Finance Corp. 11.125% due 04/01/23 ~	200,000	198,135
UniCredit SpA (Italy) 5.459% due 06/30/35 ~	450,000	364,050
5.861% due 06/19/32 ~	500,000	440,543
United Wholesale Mortgage LLC 5.500% due 11/15/25 ~	95,000	81,552
5.500% due 04/15/29 ~	100,000	76,749
5.750% due 06/15/27 ~	200,000	160,668
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC REIT 6.000% due 01/15/30 ~	150,000	103,970
7.875% due 02/15/25 ~	377,000	364,951
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT 4.750% due 04/15/28 ~	250,000	206,158
6.500% due 02/15/29 ~	275,000	202,246
USI, Inc. 6.875% due 05/01/25 ~	105,000	101,468
VICI Properties LP/VICI Note Co., Inc. REIT 4.500% due 01/15/28 ~	100,000	91,309

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland) 6.375% due 02/01/30 ~	$133,000	$106,751
7.875% due 05/01/27 ~	455,000	402,281
WeWork Cos., Inc. 7.875% due 05/01/25 ~	300,000	219,872
World Acceptance Corp. 7.000% due 11/01/26 ~	100,000	71,645
XHR LP REIT 4.875% due 06/01/29 ~	67,000	57,578
6.375% due 08/15/25 ~	200,000	193,145

		37,315,400

Industrial - 9.7%
Advanced Drainage Systems, Inc. 6.375% due 06/15/30 ~	82,000	80,219
AECOM 5.125% due 03/15/27	165,000	156,366
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	184,149
Altera Infrastructure LP/Teekay Offshore Finance Corp. 8.500% due 07/15/23 ~	210,000	113,505
Amsted Industries, Inc. 4.625% due 05/15/30 ~	250,000	213,574
5.625% due 07/01/27 ~	150,000	141,233
Arcosa, Inc. 4.375% due 04/15/29 ~	175,000	148,760
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	100,000	74,338
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250% due 09/01/28 ~	100,000	85,489
4.000% due 09/01/29 ~	350,000	281,935
6.000% due 06/15/27 ~	200,000	198,301
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125% due 08/15/26 ~	200,000	169,846
5.250% due 04/30/25 ~	600,000	555,856
5.250% due 08/15/27 ~	500,000	357,882
Artera Services LLC 9.033% due 12/04/25 ~	290,000	234,450
Atkore, Inc. 4.250% due 06/01/31 ~	150,000	124,800
ATS Automation Tooling Systems, Inc. (Canada) 4.125% due 12/15/28 ~	200,000	167,293
Ball Corp. 2.875% due 08/15/30	453,000	365,624
3.125% due 09/15/31	165,000	133,373
4.000% due 11/15/23	71,000	70,602
4.875% due 03/15/26	265,000	261,164
5.250% due 07/01/25	190,000	190,475
Berry Global, Inc. 4.500% due 02/15/26 ~	89,000	82,903
5.625% due 07/15/27 ~	152,000	145,687
Boise Cascade Co. 4.875% due 07/01/30 ~	50,000	43,801
Bombardier, Inc. (Canada) 7.125% due 06/15/26 ~	366,000	302,938
7.500% due 12/01/24 ~	211,000	198,625
7.500% due 03/15/25 ~	607,000	550,233
7.875% due 04/15/27 ~	1,071,000	894,349
Brand Industrial Services, Inc. 8.500% due 07/15/25 ~	467,000	350,070
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000% due 02/01/26 ~	125,000	106,027

	Principal Amount	Value
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	$260,000	$198,402
5.000% due 03/01/30 ~	50,000	42,436
6.375% due 06/15/32 ~	205,000	183,408
BWX Technologies, Inc. 4.125% due 04/15/29 ~	200,000	175,839
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	290,000	264,906
Cascades, Inc./Cascades USA, Inc. (Canada) 5.125% due 01/15/26 ~	250,000	229,494
5.375% due 01/15/28 ~	83,000	70,702
Clean Harbors, Inc. 4.875% due 07/15/27 ~	60,000	55,007
5.125% due 07/15/29 ~	100,000	90,935
Cleaver-Brooks, Inc. 7.875% due 03/01/23 ~	292,000	271,976
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/29 ~	140,000	131,749
8.750% due 04/15/30 ~	327,000	282,950
Cornerstone Building Brands, Inc. 6.125% due 01/15/29 ~	105,000	67,579
Covanta Holding Corp. 4.875% due 12/01/29 ~	170,000	138,569
5.000% due 09/01/30	200,000	163,695
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	200,000	144,718
Crown Americas LLC 5.250% due 04/01/30 ~	150,000	140,862
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	175,589
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% due 02/01/26	250,000	238,379
Dycom Industries, Inc. 4.500% due 04/15/29 ~	165,000	144,435
Eco Material Technologies, Inc. 7.875% due 01/31/27 ~	75,000	66,754
Energizer Holdings, Inc. 4.375% due 03/31/29 ~	94,000	72,309
6.500% due 12/31/27 ~	200,000	175,521
EnerSys 4.375% due 12/15/27 ~	150,000	132,287
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	96,687
F-Brasile SpA/F-Brasile US LLC (Italy) 7.375% due 08/15/26 ~	200,000	159,569
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	200,000	160,327
Fluor Corp. 3.500% due 12/15/24	155,000	147,320
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/28 ~	219,000	181,391
6.500% due 10/01/25 ~	170,000	160,713
9.750% due 08/01/27 ~	200,000	195,868
FXI Holdings, Inc. 7.875% due 11/01/24 ~	121,000	105,192
12.250% due 11/15/26 ~	197,000	175,700
Gates Global LLC/Gates Corp. 6.250% due 01/15/26 ~	175,000	162,556
GFL Environmental, Inc. (Canada) 3.500% due 09/01/28 ~	135,000	115,966
3.750% due 08/01/25 ~	606,000	563,116
4.000% due 08/01/28 ~	125,000	103,321
4.250% due 06/01/25 ~	65,000	61,449
4.375% due 08/15/29 ~	255,000	205,631
4.750% due 06/15/29 ~	55,000	45,598

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Global Infrastructure Solutions, Inc. 5.625% due 06/01/29 ~	$115,000	$89,968
7.500% due 04/15/32 ~	50,000	38,457
GrafTech Finance, Inc. 4.625% due 12/15/28 ~	95,000	77,065
Graham Packaging Co., Inc. 7.125% due 08/15/28 ~	185,000	148,717
Graphic Packaging International LLC 3.500% due 03/15/28 ~	150,000	129,192
3.750% due 02/01/30 ~	125,000	106,095
4.125% due 08/15/24	100,000	98,383
4.750% due 07/15/27 ~	200,000	189,090
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	250,000	216,671
Griffon Corp. 5.750% due 03/01/28	125,000	113,820
Harsco Corp. 5.750% due 07/31/27 ~	110,000	88,160
Hexcel Corp. 4.200% due 02/15/27	60,000	56,331
Hillenbrand, Inc. 3.750% due 03/01/31	125,000	101,186
5.750% due 06/15/25	165,000	168,575
Howmet Aerospace, Inc. 5.125% due 10/01/24	425,000	422,053
5.950% due 02/01/37	397,000	375,042
6.750% due 01/15/28	257,000	257,468
6.875% due 05/01/25	12,000	12,348
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	194,979
IEA Energy Services LLC 6.625% due 08/15/29 ~	100,000	81,887
II-VI, Inc. 5.000% due 12/15/29 ~	110,000	96,237
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	445,195
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada) 6.000% due 09/15/28 ~	260,000	215,878
JELD-WEN, Inc. 4.625% due 12/15/25 ~	100,000	85,129
4.875% due 12/15/27 ~	100,000	78,133
Koppers, Inc. 6.000% due 02/15/25 ~	150,000	139,531
LABL, Inc. 5.875% due 11/01/28 ~	40,000	32,372
6.750% due 07/15/26 ~	185,000	166,849
8.250% due 11/01/29 ~	250,000	189,219
10.500% due 07/15/27 ~	275,000	239,614
Leonardo US Holdings, Inc. (Italy) 6.250% due 01/15/40 ~	150,000	152,264
Likewize Corp. 9.750% due 10/15/25 ~	120,000	113,749
LSB Industries, Inc. 6.250% due 10/15/28 ~	283,000	250,161
Madison IAQ LLC 4.125% due 06/30/28 ~	210,000	173,761
5.875% due 06/30/29 ~	405,000	311,394
Manitowoc Co., Inc. 9.000% due 04/01/26 ~	125,000	116,550
Masonite International Corp. 3.500% due 02/15/30 ~	100,000	79,773
5.375% due 02/01/28 ~	134,000	121,523
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/24 ~	435,000	416,295
7.250% due 04/15/25 ~	505,000	441,610
MIWD Holdco II LLC/MIWD Finance Corp. 5.500% due 02/01/30 ~	65,000	52,389

	Principal Amount	Value
Moog, Inc. 4.250% due 12/15/27 ~	$115,000	$99,865
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	43,684
New Enterprise Stone & Lime Co., Inc. 5.250% due 07/15/28 ~	120,000	98,818
9.750% due 07/15/28 ~	250,000	214,077
OI European Group BV (Netherlands) 4.750% due 02/15/30 ~	125,000	104,851
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500% due 04/15/30 ~	100,000	79,429
OT Merger Corp. 7.875% due 10/15/29 ~	200,000	115,206
Owens-Brockway Glass Container, Inc. 5.375% due 01/15/25 ~	48,000	45,185
5.875% due 08/15/23 ~	160,000	158,607
6.375% due 08/15/25 ~	300,000	286,660
6.625% due 05/13/27 ~	150,000	140,190
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	85,146
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.000% due 10/15/27 ~	200,000	171,406
Pactiv LLC 7.950% due 12/15/25	100,000	88,626
8.375% due 04/15/27	100,000	87,702
PGT Innovations, Inc. 4.375% due 10/01/29 ~	50,000	39,493
Promontoria Holding 264 BV (Netherlands) 7.875% due 03/01/27 ~	200,000	185,765
Roller Bearing Co. of America, Inc. 4.375% due 10/15/29 ~	50,000	42,608
Rolls-Royce PLC (United Kingdom) 5.750% due 10/15/27 ~	300,000	271,171
Sealed Air Corp. 4.000% due 12/01/27 ~	250,000	225,880
5.000% due 04/15/29 ~	100,000	93,636
5.125% due 12/01/24 ~	50,000	49,707
5.500% due 09/15/25 ~	290,000	289,971
6.875% due 07/15/33 ~	54,000	54,510
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	96,701
Sensata Technologies BV 4.875% due 10/15/23 ~	150,000	147,835
5.000% due 10/01/25 ~	250,000	240,414
5.625% due 11/01/24 ~	200,000	197,716
Sensata Technologies, Inc. 3.750% due 02/15/31 ~	210,000	168,678
4.375% due 02/15/30 ~	150,000	127,944
Silgan Holdings, Inc. 4.125% due 02/01/28	140,000	125,771
Spirit AeroSystems, Inc. 3.850% due 06/15/26	350,000	300,319
4.600% due 06/15/28	55,000	40,697
5.500% due 01/15/25 ~	175,000	162,181
7.500% due 04/15/25 ~	375,000	349,344
SPX FLOW, Inc. 8.750% due 04/01/30 ~	167,000	140,080
SRM Escrow Issuer LLC 6.000% due 11/01/28 ~	245,000	207,758
Standard Industries, Inc. 3.375% due 01/15/31 ~	466,000	344,632
4.750% due 01/15/28 ~	374,000	320,802
5.000% due 02/15/27 ~	415,000	371,000
Stericycle, Inc. 3.875% due 01/15/29 ~	130,000	106,451
5.375% due 07/15/24 ~	201,000	194,421

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Stevens Holding Co., Inc. 6.125% due 10/01/26 ~	$100,000	$96,432
Summit Materials LLC/Summit Materials Finance Corp. 5.250% due 01/15/29 ~	165,000	144,255
6.500% due 03/15/27 ~	175,000	169,075
Terex Corp. 5.000% due 05/15/29 ~	175,000	149,009
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	210,000	228,763
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	155,000	142,690
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	179,848
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	490,000	437,717
TopBuild Corp. 3.625% due 03/15/29 ~	350,000	276,182
4.125% due 02/15/32 ~	35,000	27,011
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	219,459
TransDigm, Inc. 4.625% due 01/15/29	488,000	393,984
4.875% due 05/01/29	188,000	153,365
5.500% due 11/15/27	705,000	600,441
6.250% due 03/15/26 ~	1,340,000	1,295,820
6.375% due 06/15/26	151,000	141,487
8.000% due 12/15/25 ~	140,000	141,847
TriMas Corp. 4.125% due 04/15/29 ~	100,000	85,559
Trinity Industries, Inc. 4.550% due 10/01/24	175,000	169,863
Triumph Group, Inc. 6.250% due 09/15/24 ~	584,000	521,670
7.750% due 08/15/25	100,000	77,140
8.875% due 06/01/24 ~	89,000	89,763
Trivium Packaging Finance BV (Netherlands) 5.500% due 08/15/26 ~	300,000	284,202
8.500% due 08/15/27 ~	200,000	187,796
TTM Technologies, Inc. 4.000% due 03/01/29 ~	390,000	328,722
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	122,795
Vertiv Group Corp. 4.125% due 11/15/28 ~	125,000	101,683
Victors Merger Corp. 6.375% due 05/15/29 ~	73,000	44,644
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	213,517
Watco Cos LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	183,444
Weekley Homes LLC/ Weekley Finance Corp. 4.875% due 09/15/28 ~	165,000	130,547
Welbilt, Inc. 9.500% due 02/15/24	100,000	99,890
WESCO Distribution, Inc. 7.125% due 06/15/25 ~	220,000	219,972
7.250% due 06/15/28 ~	390,000	386,654
Western Global Airlines LLC 10.375% due 08/15/25 ~	275,000	265,090
XPO Logistics, Inc. 6.250% due 05/01/25 ~	106,000	105,383

		35,296,541

Technology - 3.9%
ACI Worldwide, Inc. 5.750% due 08/15/26 ~	115,000	111,200

	Principal Amount	Value
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	$33,000	$27,406
Amkor Technology, Inc. 6.625% due 09/15/27 ~	150,000	142,252
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	142,270
Booz Allen Hamilton, Inc. 3.875% due 09/01/28 ~	99,000	87,774
4.000% due 07/01/29 ~	165,000	144,146
Boxer Parent Co., Inc. 7.125% due 10/02/25 ~	453,000	434,327
CDK Global, Inc. 5.250% due 05/15/29 ~	46,000	45,363
6.500% due 10/15/24	50,000	49,592
Central Parent, Inc./Central Merger Sub, Inc. 7.250% due 06/15/29 ~	185,000	178,330
Change Healthcare Holdings LLC/ Change Healthcare Finance, Inc. 5.750% due 03/01/25 ~	342,000	333,717
Clarivate Science Holdings Corp. 3.875% due 07/01/28 ~	300,000	251,537
4.875% due 07/01/29 ~	300,000	247,204
Condor Merger Sub, Inc. 7.375% due 02/15/30 ~	665,000	542,460
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc. 6.000% due 11/01/29 ~	100,000	84,536
Consensus Cloud Solutions, Inc. 6.000% due 10/15/26 ~	250,000	215,439
6.500% due 10/15/28 ~	90,000	74,397
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	99,631
CWT Travel Group, Inc. 8.500% due 11/19/26 ~	148,000	133,755
Diebold Nixdorf, Inc. 8.500% due 04/15/24	100,000	52,142
9.375% due 07/15/25 ~	230,000	161,115
Elastic NV 4.125% due 07/15/29 ~	165,000	137,947
Entegris Escrow Corp. 5.950% due 06/15/30 ~	155,000	147,799
Entegris, Inc. 3.625% due 05/01/29 ~	250,000	209,444
Exela Intermediate LLC/Exela Finance, Inc. 11.500% due 07/15/26 ~	296,000	99,160
Fair Isaac Corp. 4.000% due 06/15/28 ~	120,000	106,522
5.250% due 05/15/26 ~	100,000	99,539
MicroStrategy, Inc. 6.125% due 06/15/28 ~	140,000	111,743
Minerva Merger Sub, Inc. 6.500% due 02/15/30 ~	835,000	696,845
MSCI, Inc. 3.250% due 08/15/33 ~	245,000	195,755
3.625% due 09/01/30 ~	325,000	271,510
3.625% due 11/01/31 ~	75,000	61,883
3.875% due 02/15/31 ~	100,000	85,789
4.000% due 11/15/29 ~	313,000	278,191
NCR Corp. 5.000% due 10/01/28 ~	175,000	148,619
5.125% due 04/15/29 ~	396,000	335,756
5.750% due 09/01/27 ~	80,000	71,101
6.125% due 09/01/29 ~	80,000	69,294
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	180,767
Open Text Corp. (Canada) 3.875% due 02/15/28 ~	130,000	115,812
3.875% due 12/01/29 ~	417,000	351,531

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Open Text Holdings, Inc. (Canada) 4.125% due 12/01/31 ~	$138,000	$114,468
Pitney Bowes, Inc. 6.875% due 03/15/27 ~	200,000	159,185
7.250% due 03/15/29 ~	200,000	151,682
Playtika Holding Corp. 4.250% due 03/15/29 ~	90,000	74,433
Presidio Holdings, Inc. 4.875% due 02/01/27 ~	315,000	289,836
8.250% due 02/01/28 ~	225,000	198,117
PTC, Inc. 3.625% due 02/15/25 ~	77,000	72,954
4.000% due 02/15/28 ~	363,000	328,636
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	155,000	121,675
5.375% due 12/01/28 ~	233,000	152,587
ROBLOX Corp. 3.875% due 05/01/30 ~	435,000	353,899
Rocket Software, Inc. 6.500% due 02/15/29 ~	200,000	144,934
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	149,438
Seagate HDD Cayman (Cayman) 3.125% due 07/15/29	65,000	51,096
3.375% due 07/15/31	65,000	50,640
4.091% due 06/01/29	250,000	215,470
4.750% due 06/01/23	300,000	297,555
4.750% due 01/01/25	25,000	24,503
4.875% due 03/01/24	300,000	296,611
5.750% due 12/01/34	200,000	176,360
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	568,000	531,478
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	162,698
Twilio, Inc. 3.625% due 03/15/29	110,000	92,688
3.875% due 03/15/31	85,000	70,103
Unisys Corp. 6.875% due 11/01/27 ~	187,000	163,571
Vericast Merger Sub, Inc. 11.000% due 09/15/26 ~	347,450	334,615
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	558,000	419,839
Virtusa Corp. 7.125% due 12/15/28 ~	235,000	189,251
Western Digital Corp. 4.750% due 02/15/26	220,000	210,552
Xerox Corp. 4.625% due 03/15/23	115,000	114,501
6.750% due 12/15/39	150,000	127,363
Xerox Holdings Corp. 5.000% due 08/15/25 ~	307,000	286,018
5.500% due 08/15/28 ~	300,000	251,377
Ziff Davis, Inc. 4.625% due 10/15/30 ~	215,000	183,692
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/29 ~	300,000	251,764

		14,147,189

Utilities - 2.8%
Algonquin Power & Utilities Corp. (Canada) 4.750% due 01/18/82	250,000	208,580
AmeriGas Partners LP/ AmeriGas Finance Corp. 5.500% due 05/20/25	65,000	61,289
5.625% due 05/20/24	165,000	159,479
5.750% due 05/20/27	100,000	91,661
5.875% due 08/20/26	484,000	452,359

	Principal Amount	Value
Calpine Corp. 3.750% due 03/01/31 ~	$265,000	$216,094
4.500% due 02/15/28 ~	507,000	461,298
4.625% due 02/01/29 ~	200,000	166,727
5.000% due 02/01/31 ~	185,000	149,810
5.125% due 03/15/28 ~	339,000	299,251
5.250% due 06/01/26 ~	83,000	79,001
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	300,000	242,773
3.750% due 01/15/32 ~	175,000	138,963
4.750% due 03/15/28 ~	174,000	156,834
DPL, Inc.
4.125% due 07/01/25	150,000	138,764
4.350% due 04/15/29	150,000	130,593
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	244,315
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain) 5.375% due 12/30/30 ~	200,000	135,341
FirstEnergy Corp.
1.600% due 01/15/26	100,000	87,453
2.050% due 03/01/25	100,000	91,910
2.250% due 09/01/30	150,000	119,063
2.650% due 03/01/30	150,000	123,969
4.400% due 07/15/27	450,000	425,279
5.350% due 07/15/47	600,000	507,918
7.375% due 11/15/31	450,000	506,122
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	200,000	197,045
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	250,000	241,040
Leeward Renewable Energy Operations LLC 4.250% due 07/01/29 ~	120,000	95,994
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	275,005
4.250% due 07/15/24 ~	85,000	81,456
4.500% due 09/15/27 ~	158,000	146,613
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	72,738
3.625% due 02/15/31 ~	115,000	90,407
3.875% due 02/15/32 ~	639,000	508,953
5.250% due 06/15/29 ~	81,000	72,449
5.750% due 01/15/28	197,000	179,424
6.625% due 01/15/27	332,000	325,722
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	161,295
PG&E Corp.
5.000% due 07/01/28	115,000	97,342
5.250% due 07/01/30	471,000	388,384
Pike Corp. 5.500% due 09/01/28 ~	171,000	139,071
Rockpoint Gas Storage Canada Ltd. (Canada) 7.000% due 03/31/23 ~	150,000	147,545
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	250,000	236,926
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	95,277
TransAlta Corp. (Canada) 6.500% due 03/15/40	100,000	92,455
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	200,000	167,913
5.000% due 07/31/27 ~	574,000	522,994
5.500% due 09/01/26 ~	150,000	141,923
5.625% due 02/15/27 ~	250,000	235,578

		10,108,395

Total Corporate Bonds & Notes (Cost $412,665,027)		357,736,254

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
BlackRock Liquidity Funds T-Fund Institutional Shares 1.330%	2,134,793	$2,134,793

Total Short-Term Investment (Cost $2,134,793)		2,134,793

TOTAL INVESTMENTS - 99.0% (Cost $414,844,811)		359,891,297

OTHER ASSETS & LIABILITIES, NET - 1.0%		3,557,723

NET ASSETS - 100.0%		$363,449,020

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	22.0%
Communications	17.6%
Consumer, Non-Cyclical	15.0%
Energy	12.8%
Financial	10.3%
Industrial	9.7%
Basic Materials	4.2%
Technology	3.9%
Others (each less than 3.0%)	3.5%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)

Investments with a total aggregate value of $830 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Investments with a total aggregate value of $13,211 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2022.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Energy	$20,250	$4,823	$15,427	$-
	Corporate Bonds & Notes	357,736,254	-	357,736,254	-
	Short-Term Investment	2,134,793	2,134,793	-	-

	Total	$359,891,297	$2,139,616	$357,751,681	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Basic Materials - 1.0%
Albemarle Corp.	2,852	$596,011
Axalta Coating Systems Ltd. *	2,364	52,268
CF Industries Holdings, Inc.	9,761	836,811
Chemours Co.	4,565	146,171
Ecolab, Inc.	10,144	1,559,741
FMC Corp.	1,956	209,312
Linde PLC (United Kingdom)	4,889	1,405,734
Mosaic Co.	2,019	95,357
MP Materials Corp. *	4,119	132,138
PPG Industries, Inc.	5,896	674,149
Royal Gold, Inc.	219	23,385
RPM International, Inc.	295	23,222
Sherwin-Williams Co.	11,079	2,480,699
Southern Copper Corp. (Peru)	2,552	127,115
Valvoline, Inc.	8,133	234,474

		8,596,587

Communications - 14.7%
Airbnb, Inc. Class A *	17,341	1,544,736
Alphabet, Inc. Class A *	12,125	26,423,527
Alphabet, Inc. Class C *	11,073	24,221,634
Amazon.com, Inc. *	411,855	43,743,120
Arista Networks, Inc. *	11,579	1,085,415
Booking Holdings, Inc. *	1,882	3,291,599
Cable One, Inc.	166	214,027
CDW Corp.	6,297	992,155
Charter Communications, Inc. Class A *	5,357	2,509,915
Corning, Inc.	2,023	63,745
DoorDash, Inc. Class A *	10,043	644,459
eBay, Inc.	3,307	137,803
Etsy, Inc. *	5,853	428,498
Expedia Group, Inc. *	7,000	663,810
FactSet Research Systems, Inc.	1,789	687,996
GoDaddy, Inc. Class A *	927	64,482
Liberty Broadband Corp. Class A *	440	49,962
Liberty Broadband Corp. Class C *	2,722	314,772
Liberty Media Corp. - Liberty Formula One Class C *	1,020	64,739
Liberty Media Corp. - Liberty SiriusXM Class A *	947	34,130
Liberty Media Corp. - Liberty SiriusXM Class C *	1,953	70,406
Lyft, Inc. Class A *	11,133	147,846
Match Group, Inc. *	12,450	867,640
Meta Platforms, Inc. Class A *	22,631	3,649,249
Netflix, Inc. *	9,148	1,599,711
Nexstar Media Group, Inc. Class A	242	39,417
NortonLifeLock, Inc.	9,177	201,527
Okta, Inc. *	767	69,337
Opendoor Technologies, Inc. *	8,920	42,013
Palo Alto Networks, Inc. *	4,487	2,216,309
Pinterest, Inc. Class A *	5,501	99,898
Roku, Inc. *	1,539	126,413
Spotify Technology SA *	6,597	618,997
Switch, Inc. Class A	3,887	130,214
Trade Desk, Inc. Class A *	20,447	856,525
TripAdvisor, Inc. *	376	6,693
Twitter, Inc. *	32,023	1,197,340
Uber Technologies, Inc. *	75,811	1,551,093
Ubiquiti, Inc.	78	19,360
VeriSign, Inc. *	466	77,976
Walt Disney Co.*	5,549	523,826
Warner Bros Discovery, Inc. *	80,433	1,079,411
Wayfair, Inc. Class A *	2,495	108,682
Wix.com Ltd. * (Israel)	1,896	124,283
World Wrestling Entertainment, Inc. Class A	2,118	132,354

	Shares	Value
Zendesk, Inc. *	5,594	$414,348
Zillow Group, Inc. Class A *	161	5,121
Zillow Group, Inc. Class C *	454	14,415

		123,170,928

Consumer, Cyclical - 10.8%
Advance Auto Parts, Inc.	219	37,907
Allison Transmission Holdings, Inc.	3,652	140,419
Aptiv PLC *	3,082	274,514
AutoZone, Inc. *	833	1,790,217
Best Buy Co., Inc.	2,905	189,377
BJ’s Wholesale Club Holdings, Inc. *	3,839	239,246
Brunswick Corp.	640	41,843
Burlington Stores, Inc. *	2,801	381,580
Caesars Entertainment, Inc. *	6,475	247,993
CarMax, Inc. *	957	86,589
Carvana Co. *	5,288	119,403
Chipotle Mexican Grill, Inc. *	1,288	1,683,751
Choice Hotels International, Inc.	1,626	181,510
Churchill Downs, Inc.	1,706	326,750
Copart, Inc. *	9,906	1,076,386
Core & Main, Inc. Class A *	899	20,048
Costco Wholesale Corp.	20,515	9,832,429
Darden Restaurants, Inc.	4,211	476,348
Deckers Outdoor Corp. *	1,084	276,799
Delta Air Lines, Inc. *	29,891	865,942
Dollar General Corp.	10,594	2,600,191
Dollar Tree, Inc. *	2,991	466,147
Domino’s Pizza, Inc.	1,207	470,380
DR Horton, Inc.	7,684	508,604
DraftKings, Inc. Class A *	18,012	210,200
Fastenal Co.	26,649	1,330,318
Five Below, Inc. *	2,554	289,700
Floor & Decor Holdings, Inc. Class A *	4,723	297,360
Freshpet, Inc. *	1,154	59,881
Genuine Parts Co.	511	67,963
Hilton Worldwide Holdings, Inc.	9,222	1,027,700
Home Depot, Inc.	27,769	7,616,204
IAA, Inc. *	5,037	165,063
Las Vegas Sands Corp. *	5,602	188,171
Leslie’s, Inc. *	6,503	98,716
Live Nation Entertainment, Inc. *	3,497	288,782
Lowe’s Cos., Inc.	26,450	4,620,022
Lucid Group, Inc. *	22,664	388,914
Lululemon Athletica, Inc. *	5,171	1,409,666
Madison Square Garden Sports Corp. *	402	60,702
Marriott International, Inc. Class A	12,711	1,728,823
Mattel, Inc. *	7,692	171,762
McDonald’s Corp.	8,321	2,054,288
NIKE, Inc. Class B	56,777	5,802,609
Nordstrom, Inc.	4,322	91,324
Norwegian Cruise Line Holdings Ltd. *	2,090	23,241
NVR, Inc. *	104	416,431
O’Reilly Automotive, Inc. *	1,251	790,332
Olaplex Holdings, Inc. *	5,642	79,496
Ollie’s Bargain Outlet Holdings, Inc. *	400	23,500
Planet Fitness, Inc. Class A *	3,026	205,798
Polaris, Inc.	1,838	182,477
Pool Corp.	1,843	647,317
PulteGroup, Inc.	4,197	166,327
RH *	295	62,617
Ross Stores, Inc.	6,647	466,819
Scotts Miracle-Gro Co.	627	49,527
SiteOne Landscape Supply, Inc. *	1,280	152,154
Six Flags Entertainment Corp. *	1,629	35,349
Skechers USA, Inc. Class A *	1,125	40,028
Starbucks Corp.	19,128	1,461,188
Tapestry, Inc.	1,677	51,182
Target Corp.	11,824	1,669,904
Tesla, Inc. *	39,291	26,459,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
TJX Cos., Inc.	54,399	$3,038,184
Toll Brothers, Inc.	2,620	116,852
Tractor Supply Co.	5,206	1,009,183
Travel & Leisure Co.	2,615	101,514
Ulta Beauty, Inc. *	2,397	923,996
Vail Resorts, Inc.	1,728	376,790
Victoria’s Secret, Inc. *	2,740	76,638
Watsco, Inc.	791	188,907
Wendy’s Co.	8,274	156,213
WESCO International, Inc. *	1,070	114,597
Williams-Sonoma, Inc.	2,562	284,254
WW Grainger, Inc.	2,125	965,664
Wyndham Hotels & Resorts, Inc.	3,048	200,315
Wynn Resorts Ltd. *	608	34,644
YETI Holdings, Inc. *	3,970	171,782
Yum! Brands, Inc.	1,495	169,697

		91,214,803

Consumer, Non-Cyclical - 18.0%
10X Genomics, Inc. Class A *	3,841	173,805
Abbott Laboratories	10,523	1,143,324
AbbVie, Inc.	81,894	12,542,885
ABIOMED, Inc. *	2,057	509,128
agilon health, Inc. *	8,472	184,944
Align Technology, Inc. *	2,772	656,049
Alnylam Pharmaceuticals, Inc. *	5,655	824,782
AmerisourceBergen Corp.	6,948	983,003
Amgen, Inc.	20,784	5,056,747
Automatic Data Processing, Inc.	17,761	3,730,520
Avantor, Inc. *	26,537	825,301
Avery Dennison Corp.	2,274	368,092
Baxter International, Inc.	3,567	229,108
Bio-Techne Corp.	1,839	637,471
Booz Allen Hamilton Holding Corp.	5,960	538,546
Boston Beer Co., Inc. Class A *	429	129,974
Bright Horizons Family Solutions, Inc. *	756	63,897
Brown-Forman Corp. Class A	1,192	80,627
Brown-Forman Corp. Class B	4,900	343,784
Bruker Corp.	5,143	322,775
Catalent, Inc. *	2,472	265,221
Certara, Inc. *	3,700	79,402
Charles River Laboratories International, Inc. *	2,177	465,813
Chemed Corp.	248	116,409
Church & Dwight Co., Inc.	4,995	462,837
Cigna Corp.	2,354	620,326
Cintas Corp.	3,781	1,412,317
Clorox Co.	4,781	674,025
Coca-Cola Co.	135,693	8,536,447
Colgate-Palmolive Co.	23,590	1,890,503
CoStar Group, Inc. *	2,552	154,166
Danaher Corp.	2,001	507,294
Darling Ingredients, Inc. *	639	38,212
DaVita, Inc. *	2,651	211,974
DexCom, Inc. *	18,133	1,351,452
Edwards Lifesciences Corp. *	28,615	2,721,000
Elevance Health, Inc.	3,395	1,638,359
Eli Lilly & Co.	31,782	10,304,678
Equifax, Inc.	2,760	504,473
Estee Lauder Cos., Inc. Class A	10,631	2,707,397
Euronet Worldwide, Inc. *	1,663	167,281
Exact Sciences Corp. *	1,437	56,603
Exelixis, Inc. *	12,294	255,961
FleetCor Technologies, Inc. *	3,417	717,946
FTI Consulting, Inc. *	643	116,287
Gartner, Inc. *	3,652	883,163
Ginkgo Bioworks Holdings, Inc. *	9,821	23,374
Globus Medical, Inc. Class A *	444	24,926
Grocery Outlet Holding Corp. *	577	24,598
Guardant Health, Inc. *	4,794	193,390

	Shares	Value
GXO Logistics, Inc. *	523	$22,630
H&R Block, Inc.	6,152	217,289
HCA Healthcare, Inc.	625	105,038
Hershey Co.	5,864	1,261,698
Horizon Therapeutics PLC *	9,785	780,452
Humana, Inc.	4,135	1,935,469
ICU Medical, Inc. *	170	27,946
IDEXX Laboratories, Inc. *	3,860	1,353,818
Incyte Corp. *	7,497	569,547
Insulet Corp. *	3,187	694,575
Intuitive Surgical, Inc. *	15,271	3,065,042
Ionis Pharmaceuticals, Inc. *	5,993	221,861
IQVIA Holdings, Inc. *	8,717	1,891,502
Kellogg Co.	6,281	448,087
Kimberly-Clark Corp.	9,257	1,251,084
Lamb Weston Holdings, Inc.	6,544	467,634
Maravai LifeSciences Holdings, Inc. Class A *	5,092	144,664
MarketAxess Holdings, Inc.	1,736	444,433
Masimo Corp. *	1,869	244,222
McKesson Corp.	1,292	421,463
Merck & Co., Inc.	49,115	4,477,815
Mister Car Wash, Inc. *	2,422	26,351
Moderna, Inc. *	937	133,850
Molina Healthcare, Inc. *	2,039	570,125
Monster Beverage Corp. *	15,924	1,476,155
Moody’s Corp.	6,982	1,898,895
Morningstar, Inc.	1,087	262,869
Natera, Inc. *	3,609	127,903
Neurocrine Biosciences, Inc. *	4,340	423,063
Novavax, Inc. *	3,498	179,902
Novocure Ltd. *	4,750	330,125
Paylocity Holding Corp. *	1,844	321,630
PayPal Holdings, Inc. *	16,539	1,155,084
Penumbra, Inc. *	1,605	199,855
PepsiCo, Inc.	54,130	9,021,306
Performance Food Group Co. *	2,133	98,075
Pilgrim’s Pride Corp. *	1,027	32,073
Procter & Gamble Co.	47,178	6,783,725
Quanta Services, Inc.	3,528	442,200
Regeneron Pharmaceuticals, Inc. *	688	406,697
Repligen Corp. *	1,788	290,371
ResMed, Inc.	6,689	1,402,215
Robert Half International, Inc.	4,440	332,512
Rollins, Inc.	9,768	341,099
Sarepta Therapeutics, Inc. *	3,865	289,720
Seagen, Inc. *	6,317	1,117,730
Shift4 Payments, Inc. Class A *	2,753	91,014
Sotera Health Co. *	4,611	90,329
Stryker Corp.	8,709	1,732,481
Syneos Health, Inc. *	750	53,760
Sysco Corp.	23,521	1,992,464
Tandem Diabetes Care, Inc. *	2,700	159,813
Teladoc Health, Inc. *	761	25,273
Thermo Fisher Scientific, Inc.	2,218	1,204,995
Toast, Inc. Class A *	10,264	132,816
TransUnion	6,693	535,373
Ultragenyx Pharmaceutical, Inc. *	2,248	134,116
United Rentals, Inc. *	1,489	361,693
UnitedHealth Group, Inc.	39,441	20,258,081
Verisk Analytics, Inc.	7,203	1,246,767
Vertex Pharmaceuticals, Inc. *	11,185	3,151,821
Waters Corp. *	2,764	914,829
West Pharmaceutical Services, Inc.	3,449	1,042,874
WEX, Inc. *	1,390	216,228
WillScot Mobile Mini Holdings Corp. *	5,233	169,654
Zoetis, Inc.	21,816	3,749,952

		151,444,728

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Energy - 1.6%
Antero Resources Corp. *	8,688	$266,287
Cheniere Energy, Inc.	6,816	906,733
Continental Resources, Inc.	1,232	80,511
Coterra Energy, Inc.	5,912	152,470
Devon Energy Corp.	15,088	831,500
Diamondback Energy, Inc.	4,807	582,368
Enphase Energy, Inc. *	6,074	1,185,888
Enviva, Inc.	1,390	79,536
EOG Resources, Inc.	19,807	2,187,485
Halliburton Co.	19,314	605,687
Hess Corp.	10,266	1,087,580
New Fortress Energy, Inc.	2,391	94,612
Occidental Petroleum Corp.	31,305	1,843,238
ONEOK, Inc.	2,281	126,596
Ovintiv, Inc.	8,352	369,075
PDC Energy, Inc.	2,302	141,826
Pioneer Natural Resources Co.	6,138	1,369,265
Plug Power, Inc. *	11,720	194,200
Range Resources Corp. *	7,879	195,005
Southwestern Energy Co. *	3,587	22,419
Targa Resources Corp.	10,701	638,529
Texas Pacific Land Corp.	274	407,717

		13,368,527

Financial - 7.4%
Alleghany Corp. *	88	73,313
American Express Co.	1,724	238,981
American Tower Corp. REIT	16,490	4,214,679
Ameriprise Financial, Inc.	3,284	780,541
Aon PLC Class A	9,181	2,475,932
Apartment Income REIT Corp. REIT	594	24,710
Apollo Global Management, Inc.	16,385	794,345
Arch Capital Group Ltd. *	5,319	241,961
Ares Management Corp. Class A	6,887	391,595
Arthur J Gallagher & Co.	1,077	175,594
Blackstone, Inc.	32,428	2,958,406
Blue Owl Capital, Inc.	18,295	183,499
Brown & Brown, Inc.	808	47,139
Camden Property Trust REIT	395	53,120
CBRE Group, Inc. Class A *	7,311	538,163
Charles Schwab Corp.	39,088	2,469,580
Credit Acceptance Corp. *	59	27,931
Crown Castle International Corp. REIT	19,991	3,366,085
Equinix, Inc. REIT	3,173	2,084,724
Equity LifeStyle Properties, Inc. REIT	4,943	348,333
Erie Indemnity Co. Class A	806	154,905
Everest Re Group Ltd.	546	153,033
Extra Space Storage, Inc. REIT	716	121,806
First Citizens BancShares, Inc. Class A	137	89,568
Iron Mountain, Inc. REIT	9,844	479,304
Lamar Advertising Co. Class A REIT	3,494	307,367
Lincoln National Corp.	1,760	82,315
LPL Financial Holdings, Inc.	3,751	691,985
Markel Corp. *	139	179,762
Marsh & McLennan Cos., Inc.	20,739	3,219,730
Mastercard, Inc. Class A	39,889	12,584,182
Progressive Corp.	23,534	2,736,298
Public Storage REIT	5,748	1,797,227
Raymond James Financial, Inc.	709	63,392
RenaissanceRe Holdings Ltd. (Bermuda)	1,081	169,036
Rocket Cos., Inc. Class A	2,998	22,065
Ryan Specialty Holdings, Inc. *	3,734	146,335
SBA Communications Corp. REIT	1,104	353,335
Signature Bank	143	25,627
Simon Property Group, Inc. REIT	7,185	682,000
SVB Financial Group *	1,762	695,972
Tradeweb Markets, Inc. Class A	3,090	210,893
Upstart Holdings, Inc. *	636	20,110

	Shares	Value
UWM Holdings Corp.	3,214	$11,378
Visa, Inc. Class A	76,285	15,019,754
Western Alliance Bancorp	2,938	207,423
Western Union Co.	6,532	107,582

		61,821,015

Industrial - 6.3%
Advanced Drainage Systems, Inc.	2,847	256,429
AECOM	376	24,523
AGCO Corp.	414	40,862
Agilent Technologies, Inc.	12,468	1,480,824
Allegion PLC	3,170	310,343
Amphenol Corp. Class A	20,445	1,316,249
AO Smith Corp.	1,403	76,716
Ardagh Metal Packaging SA (Luxembourg)	3,859	23,540
Armstrong World Industries, Inc.	1,117	83,730
Arrow Electronics, Inc. *	220	24,660
Axon Enterprise, Inc. *	2,374	221,186
Ball Corp.	5,671	389,995
Berry Global Group, Inc. *	2,860	156,270
Boeing Co. *	7,928	1,083,916
BWX Technologies, Inc.	1,616	89,025
Carlisle Cos., Inc.	1,968	469,585
Caterpillar, Inc.	21,525	3,847,809
CH Robinson Worldwide, Inc.	1,533	155,400
ChargePoint Holdings, Inc. *	9,017	123,443
Cognex Corp.	7,345	312,309
Coherent, Inc. *	1,017	270,746
Crown Holdings, Inc.	4,719	434,950
CSX Corp.	24,878	722,955
Deere & Co.	12,989	3,889,816
Donaldson Co., Inc.	1,037	49,921
Eagle Materials, Inc.	1,477	162,381
Emerson Electric Co.	8,873	705,758
Expeditors International of Washington, Inc.	2,342	228,251
Fortune Brands Home & Security, Inc.	2,045	122,455
Generac Holdings, Inc. *	2,943	619,737
General Electric Co.	2,787	177,448
Graco, Inc.	5,252	312,021
Graphic Packaging Holding Co.	10,705	219,453
HEICO Corp.	1,913	250,833
HEICO Corp. Class A	3,358	353,866
Honeywell International, Inc.	9,277	1,612,435
Howmet Aerospace, Inc.	1,760	55,352
Huntington Ingalls Industries, Inc.	393	85,603
IDEX Corp.	614	111,521
II-VI, Inc. *	925	47,153
Illinois Tool Works, Inc.	12,905	2,351,936
Jabil, Inc.	5,138	263,117
JB Hunt Transport Services, Inc.	3,374	531,304
Keysight Technologies, Inc. *	7,805	1,075,919
Landstar System, Inc.	1,580	229,764
Lincoln Electric Holdings, Inc.	2,675	329,988
Lockheed Martin Corp.	10,998	4,728,700
Louisiana-Pacific Corp.	466	24,423
Martin Marietta Materials, Inc.	248	74,212
Masco Corp.	557	28,184
Mettler-Toledo International, Inc. *	1,039	1,193,572
Middleby Corp. *	170	21,311
MSA Safety, Inc.	618	74,821
National Instruments Corp.	772	24,110
Nordson Corp.	615	124,501
Northrop Grumman Corp.	778	372,327
Old Dominion Freight Line, Inc.	4,728	1,211,692
Otis Worldwide Corp.	2,344	165,651
Parker-Hannifin Corp.	1,319	324,540
Republic Services, Inc.	599	78,391
Rockwell Automation, Inc.	3,565	710,540
Sealed Air Corp.	6,618	381,991
Spirit AeroSystems Holdings, Inc. Class A	4,496	131,733

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Tetra Tech, Inc.	994	$135,731
TopBuild Corp. *	1,268	211,959
Toro Co.	4,922	373,038
Trane Technologies PLC	6,353	825,064
TransDigm Group, Inc. *	923	495,346
Trex Co., Inc. *	5,341	290,657
Union Pacific Corp.	29,090	6,204,315
United Parcel Service, Inc. Class B	30,384	5,546,295
Universal Display Corp.	2,008	203,089
Valmont Industries, Inc.	133	29,876
Vertiv Holdings Co.	2,178	17,903
Vontier Corp.	4,244	97,570
Vulcan Materials Co.	2,934	416,921
Waste Management, Inc.	18,014	2,755,782
XPO Logistics, Inc. *	353	17,001
Xylem, Inc.	1,139	89,047

		53,081,790

Technology - 37.5%
Accenture PLC Class A	29,361	8,152,082
Adobe, Inc. *	21,867	8,004,634
Advanced Micro Devices, Inc. *	58,976	4,509,895
Allegro MicroSystems, Inc. * (Japan)	2,313	47,856
Alteryx, Inc. Class A *	2,728	132,090
Analog Devices, Inc.	4,769	696,703
ANSYS, Inc. *	2,082	498,202
Apple, Inc.	708,551	96,873,093
Applied Materials, Inc.	40,856	3,717,079
AppLovin Corp. Class A *	10,213	351,736
Aspen Technology, Inc. *	1,302	239,151
Atlassian Corp. PLC Class A *	6,339	1,187,929
Autodesk, Inc. *	10,079	1,733,185
Avalara, Inc. *	3,974	280,564
Bentley Systems, Inc. Class B	7,654	254,878
Black Knight, Inc. *	653	42,700
Broadcom, Inc.	18,504	8,989,428
Broadridge Financial Solutions, Inc.	4,988	711,039
Cadence Design Systems, Inc. *	12,631	1,895,029
CCC Intelligent Solutions Holdings, Inc. *	2,979	27,407
CDK Global, Inc.	4,394	240,659
Ceridian HCM Holding, Inc. *	1,180	55,554
Change Healthcare, Inc. *	1,038	23,936
Citrix Systems, Inc.	2,689	261,290
Cloudflare, Inc. Class A *	13,183	576,756
Confluent, Inc. Class A *	5,639	131,050
Coupa Software, Inc. *	1,899	108,433
Crowdstrike Holdings, Inc. Class A *	9,734	1,640,763
Datadog, Inc. Class A *	11,976	1,140,594
Definitive Healthcare Corp. *	1,131	25,934
Dell Technologies, Inc. Class C	1,858	85,858
DocuSign, Inc. *	9,262	531,454
DoubleVerify Holdings, Inc. *	2,703	61,277
Doximity, Inc. Class A *	2,029	70,650
Dropbox, Inc. Class A *	11,860	248,941
Dynatrace, Inc. *	9,285	366,200
Elastic NV *	3,476	235,221
Electronic Arts, Inc.	789	95,982
Entegris, Inc.	6,405	590,093
EPAM Systems, Inc. *	2,571	757,879
Fair Isaac Corp. *	1,181	473,463
Fiserv, Inc. *	2,461	218,955
Five9, Inc. *	3,131	285,359
Fortinet, Inc. *	30,361	1,717,825
Genpact Ltd.	4,328	183,334
GLOBALFOUNDRIES, Inc. *	686	27,673
Globant SA *	1,876	326,424
HP, Inc.	22,697	744,008
HubSpot, Inc. *	2,143	644,293
International Business Machines Corp.	27,855	3,932,847
Intuit, Inc.	12,769	4,921,683

	Shares	Value
Jack Henry & Associates, Inc.	3,436	$618,549
Jamf Holding Corp. *	2,279	56,451
KBR, Inc.	4,078	197,334
KLA Corp.	6,913	2,205,800
Lam Research Corp.	6,420	2,735,883
Lattice Semiconductor Corp. *	6,161	298,809
Manhattan Associates, Inc. *	1,781	204,103
Microchip Technology, Inc.	21,293	1,236,697
Micron Technology, Inc.	9,580	529,582
Microsoft Corp.	346,718	89,047,584
MongoDB, Inc. *	2,939	762,671
Monolithic Power Systems, Inc.	2,122	814,933
MSCI, Inc.	2,724	1,122,697
nCino, Inc. *	506	15,646
NCR Corp. *	300	9,333
NetApp, Inc.	10,487	684,172
New Relic, Inc. *	2,442	122,222
Nutanix, Inc. Class A *	4,980	72,857
NVIDIA Corp.	111,591	16,916,080
ON Semiconductor Corp. *	12,780	642,962
Oracle Corp.	48,154	3,364,520
Palantir Technologies, Inc. Class A *	82,864	751,576
Paychex, Inc.	14,934	1,700,535
Paycom Software, Inc. *	2,370	663,884
Pegasystems, Inc.	1,787	85,490
Playtika Holding Corp. *	4,820	63,817
Procore Technologies, Inc. *	2,506	113,747
PTC, Inc. *	5,011	532,870
Pure Storage, Inc. Class A *	12,783	328,651
QUALCOMM, Inc.	51,921	6,632,389
RingCentral, Inc. Class A *	3,792	198,170
ROBLOX Corp. Class A *	19,989	656,839
Salesforce, Inc. *	9,543	1,574,977
SentinelOne, Inc. Class A *	5,472	127,662
ServiceNow, Inc. *	9,278	4,411,875
Smartsheet, Inc. Class A *	5,637	177,171
Snowflake, Inc. Class A *	8,504	1,182,566
Splunk, Inc. *	7,308	646,466
Synopsys, Inc. *	7,059	2,143,818
Take-Two Interactive Software, Inc. *	6,147	753,192
Teradata Corp. *	2,565	94,931
Teradyne, Inc.	6,856	613,955
Texas Instruments, Inc.	29,266	4,496,721
Thoughtworks Holding, Inc. *	3,865	54,535
Twilio, Inc. Class A *	2,944	246,737
Tyler Technologies, Inc. *	1,690	561,891
UiPath, Inc. Class A *	1,558	28,340
Unity Software, Inc. *	6,352	233,881
Veeva Systems, Inc. Class A *	6,452	1,277,754
VMware, Inc. Class A	4,838	551,435
Workday, Inc. Class A *	9,018	1,258,732
Zebra Technologies Corp. Class A *	974	286,307
Zoom Video Communications, Inc. Class A *	5,990	646,740
ZoomInfo Technologies, Inc. Class A *	12,479	414,802
Zscaler, Inc. *	3,822	571,427

		314,811,836

Utilities - 0.0%
AES Corp.	5,453	114,567
National Fuel Gas Co.	357	23,580
Vistra Corp.	11,168	255,189

		393,336

Total Common Stocks (Cost $733,909,800)		817,903,550

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 1000 Growth	56,083	12,265,352

Total Exchange-Traded Fund (Cost $12,697,825)		12,265,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $6,641,929; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $6,774,723)	$6,641,884	$6,641,884

Total Short-Term Investment (Cost $6,641,884)		6,641,884

TOTAL INVESTMENTS - 99.6% (Cost $753,249,509)		836,810,786

DERIVATIVES - (0.1%)		(267,113)

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,868,634

NET ASSETS - 100.0%		$840,412,307

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	37.5%
Consumer, Non-Cyclical	18.0%
Communications	14.7%
Consumer, Cyclical	10.8%
Financial	7.4%
Industrial	6.3%
Others (each less than 3.0%)	4.9%

	99.6%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.5%

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	09/22	23	$5,516,371	$5,303,570	($212,801)
S&P 500 E-Mini Index	09/22	9	1,759,587	1,705,275	(54,312)

Total Futures Contracts					($267,113)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$817,903,550	$817,903,550	$-	$-
	Exchange-Traded Fund	12,265,352	12,265,352	-	-
	Short-Term Investment	6,641,884	-	6,641,884	-

	Total Assets	836,810,786	830,168,902	6,641,884	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(267,113)	(267,113)	-	-

	Total Liabilities	(267,113)	(267,113)	-	-

	Total	$836,543,673	$829,901,789	$6,641,884	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Basic Materials - 3.2%
Air Products & Chemicals, Inc.	10,257	$2,466,603
Albemarle Corp.	2,627	548,990
Alcoa Corp.	8,782	400,284
Ashland Global Holdings, Inc.	2,205	227,225
Axalta Coating Systems Ltd. *	7,555	167,041
Celanese Corp.	5,012	589,461
Chemours Co.	2,836	90,809
Cleveland-Cliffs, Inc. *	23,988	368,696
Dow, Inc.	33,735	1,741,063
DuPont de Nemours, Inc.	23,580	1,310,576
Eastman Chemical Co.	5,762	517,255
Ecolab, Inc.	1,386	213,111
Element Solutions, Inc.	10,421	185,494
FMC Corp.	3,836	410,490
Freeport-McMoRan, Inc.	66,946	1,958,840
Huntsman Corp.	9,339	264,761
International Flavors & Fragrances, Inc.	11,797	1,405,259
International Paper Co.	16,849	704,794
Linde PLC (United Kingdom)	18,389	5,287,389
LyondellBasell Industries NV Class A	11,895	1,040,337
Mosaic Co.	14,676	693,147
NewMarket Corp.	236	71,027
Newmont Corp.	36,794	2,195,498
Nucor Corp.	12,274	1,281,528
Olin Corp.	6,475	299,663
PPG Industries, Inc.	5,116	584,963
Reliance Steel & Aluminum Co.	2,806	476,627
Royal Gold, Inc.	2,728	291,296
RPM International, Inc.	5,605	441,226
Southern Copper Corp. (Peru)	1,352	67,343
SSR Mining, Inc.	9,811	163,844
Steel Dynamics, Inc.	8,281	547,788
United States Steel Corp.	11,653	208,705
Westlake Corp.	1,527	149,677

		27,370,810

Communications - 9.8%
Alphabet, Inc. Class A *	1,811	3,946,640
Alphabet, Inc. Class C *	1,654	3,618,042
Altice USA, Inc. Class A *	9,681	89,549
AT&T, Inc.	331,719	6,952,830
Cable One, Inc.	101	130,221
Ciena Corp. *	6,945	317,387
Cisco Systems, Inc.	192,636	8,213,999
Comcast Corp. Class A	206,031	8,084,656
Corning, Inc.	32,889	1,036,332
DISH Network Corp. Class A *	11,192	200,673
DoorDash, Inc. Class A *	1,330	85,346
eBay, Inc.	22,559	940,034
F5, Inc. *	2,873	439,684
Fox Corp. Class A	14,779	475,293
Fox Corp. Class B	6,683	198,485
Frontier Communications Parent, Inc. *	11,334	266,802
GoDaddy, Inc. Class A *	6,424	446,853
IAC/InterActiveCorp *	3,761	285,723
Interpublic Group of Cos., Inc.	18,556	510,847
Juniper Networks, Inc.	15,251	434,654
Liberty Broadband Corp. Class A *	516	58,592
Liberty Broadband Corp. Class C *	3,193	369,239
Liberty Media Corp. - Liberty Formula One Class A *	808	46,840
Liberty Media Corp. - Liberty Formula One Class C *	8,247	523,437
Liberty Media Corp. - Liberty SiriusXM Class A *	2,508	90,388

	Shares	Value
Liberty Media Corp. - Liberty SiriusXM Class C *	5,171	$186,415
Lumen Technologies, Inc.	48,209	525,960
Lyft, Inc. Class A *	2,837	37,675
Mandiant, Inc. *	10,628	231,903
Match Group, Inc. *	831	57,912
Meta Platforms, Inc. Class A *	83,608	13,481,790
Motorola Solutions, Inc.	7,622	1,597,571
Netflix, Inc. *	11,135	1,947,177
New York Times Co. Class A	7,433	207,381
News Corp. Class A	17,560	273,585
News Corp. Class B	5,501	87,411
Nexstar Media Group, Inc. Class A	1,653	269,241
NortonLifeLock, Inc.	16,774	368,357
Okta, Inc. *	4,966	448,926
Omnicom Group, Inc.	9,328	593,354
Opendoor Technologies, Inc. *	16,826	79,250
Paramount Global Class A	378	10,304
Paramount Global Class B	27,264	672,876
Pinterest, Inc. Class A *	20,967	380,761
Robinhood Markets, Inc. Class A *	25,714	211,369
Roku, Inc. *	3,974	326,424
Sirius XM Holdings, Inc.	32,825	201,217
Switch, Inc. Class A	2,729	91,422
T-Mobile US, Inc. *	27,601	3,713,439
TripAdvisor, Inc. *	4,343	77,305
Twitter, Inc. *	2,555	95,531
Uber Technologies, Inc. *	11,729	239,975
Ubiquiti, Inc.	197	48,897
VeriSign, Inc. *	3,963	663,129
Verizon Communications, Inc.	194,732	9,882,649
Viasat, Inc. *	3,177	97,312
Walt Disney Co. *	78,763	7,435,227
Warner Bros Discovery, Inc. *	29,047	389,811
Wayfair, Inc. Class A *	983	42,820
Wix.com Ltd. * (Israel)	552	36,184
Zillow Group, Inc. Class A *	2,529	80,448
Zillow Group, Inc. Class C *	7,123	226,155

		83,079,709

Consumer, Cyclical - 7.1%
Advance Auto Parts, Inc.	2,603	450,553
Alaska Air Group, Inc. *	5,556	222,518
Allison Transmission Holdings, Inc.	817	31,414
AMC Entertainment Holdings, Inc. Class A *	23,917	324,075
American Airlines Group, Inc. *	30,634	388,439
Aptiv PLC *	9,373	834,853
Aramark	11,259	344,863
AutoNation, Inc. *	1,862	208,097
AutoZone, Inc. *	84	180,526
Bath & Body Works, Inc.	11,059	297,708
Best Buy Co., Inc.	6,391	416,629
BJ’s Wholesale Club Holdings, Inc. *	2,288	142,588
BorgWarner, Inc.	11,481	383,121
Boyd Gaming Corp.	3,709	184,523
Brunswick Corp.	3,022	197,578
Burlington Stores, Inc. *	293	39,915
Caesars Entertainment, Inc. *	2,873	110,036
Capri Holdings Ltd. *	6,501	266,606
CarMax, Inc. *	6,437	582,420
Carnival Corp. *	41,437	358,430
Carter’s, Inc.	1,865	131,445
Casey’s General Stores, Inc.	1,793	331,669
Columbia Sportswear Co.	1,656	118,537
Copa Holdings SA Class A * (Panama)	1,444	91,506
Core & Main, Inc. Class A *	1,979	44,132
Cummins, Inc.	6,592	1,275,750
Darden Restaurants, Inc.	1,557	176,128
Deckers Outdoor Corp. *	146	37,281
Dick’s Sporting Goods, Inc.	2,392	180,285

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Dolby Laboratories, Inc. Class A	2,892	$206,952
Dollar Tree, Inc. *	6,787	1,057,754
Domino’s Pizza, Inc.	447	174,200
DR Horton, Inc.	7,115	470,942
Ford Motor Co.	182,572	2,032,026
Freshpet, Inc. *	928	48,154
GameStop Corp. Class A *	3,106	379,864
Gap, Inc.	9,067	74,712
General Motors Co.*	67,366	2,139,544
Gentex Corp.	10,658	298,104
Genuine Parts Co.	5,906	785,498
Hanesbrands, Inc.	16,128	165,957
Harley-Davidson, Inc.	6,120	193,759
Hasbro, Inc.	6,080	497,830
Hilton Worldwide Holdings, Inc.	3,515	391,712
Home Depot, Inc.	20,106	5,514,473
Hyatt Hotels Corp. Class A *	2,228	164,672
IAA, Inc. *	1,059	34,703
JetBlue Airways Corp. *	14,257	119,331
Kohl’s Corp.	5,646	201,506
Las Vegas Sands Corp. *	9,599	322,430
Lear Corp.	2,704	340,407
Leggett & Platt, Inc.	5,989	207,100
Lennar Corp. Class A	11,964	844,300
Lennar Corp. Class B	278	16,321
Leslie’s, Inc. *	436	6,618
Lithia Motors, Inc.	1,319	362,474
Live Nation Entertainment, Inc. *	3,543	292,581
LKQ Corp.	12,255	601,598
Lowe’s Cos., Inc.	4,198	733,265
Lucid Group, Inc. *	1,501	25,757
Macy’s, Inc.	13,170	241,274
Madison Square Garden Sports Corp. *	403	60,853
Marriott Vacations Worldwide Corp.	1,876	217,991
Mattel, Inc. *	8,426	188,153
McDonald’s Corp.	25,919	6,398,883
MGM Resorts International	16,127	466,877
MSC Industrial Direct Co., Inc. Class A	2,353	176,734
Newell Brands, Inc.	17,133	326,212
Nordstrom, Inc.	609	12,868
Norwegian Cruise Line Holdings Ltd. *	18,765	208,667
NVR, Inc. *	39	156,161
O’Reilly Automotive, Inc. *	1,790	1,130,850
Ollie’s Bargain Outlet Holdings, Inc. *	2,539	149,166
PACCAR, Inc.	15,794	1,300,478
Peloton Interactive, Inc. Class A *	13,783	126,528
Penn National Gaming, Inc. *	7,827	238,097
Penske Automotive Group, Inc.	1,155	120,917
Petco Health & Wellness Co., Inc. *	4,181	61,628
Planet Fitness, Inc. Class A *	856	58,217
Polaris, Inc.	635	63,043
PulteGroup, Inc.	6,664	264,094
PVH Corp.	3,140	178,666
QuantumScape Corp. *	11,334	97,359
Ralph Lauren Corp.	2,045	183,334
RH *	504	106,979
Rivian Automotive, Inc. Class A *	8,247	212,278
Ross Stores, Inc.	9,204	646,397
Royal Caribbean Cruises Ltd. *	10,535	367,777
Scotts Miracle-Gro Co.	1,229	97,079
SiteOne Landscape Supply, Inc. *	776	92,243
Six Flags Entertainment Corp. *	1,158	25,129
Skechers USA, Inc. Class A *	5,335	189,819
Southwest Airlines Co. *	27,411	990,085
Starbucks Corp.	34,002	2,597,413
Tapestry, Inc.	10,712	326,930
Target Corp.	9,634	1,360,610
Tempur Sealy International, Inc.	7,927	169,400
Thor Industries, Inc.	2,449	183,014
Toll Brothers, Inc.	2,342	104,453

	Shares	Value
Travel & Leisure Co.	851	$33,036
Under Armour, Inc. Class A *	9,235	76,928
Under Armour, Inc. Class C *	9,903	75,065
United Airlines Holdings, Inc. *	15,235	539,624
Univar Solutions, Inc. *	7,535	187,395
Vail Resorts, Inc.	110	23,986
VF Corp.	16,179	714,626
Victoria’s Secret, Inc. *	948	26,516
Walgreens Boots Alliance, Inc.	33,213	1,258,773
Walmart, Inc.	66,790	8,120,328
Watsco, Inc.	718	171,473
WESCO International, Inc. *	971	103,994
Whirlpool Corp.	2,584	400,184
Williams-Sonoma, Inc.	607	67,347
Wyndham Hotels & Resorts, Inc.	1,154	75,841
Wynn Resorts Ltd. *	4,297	244,843
Yum! Brands, Inc.	11,714	1,329,656

		60,402,440

Consumer, Non-Cyclical - 24.7%
10X Genomics, Inc. Class A *	611	27,648
Abbott Laboratories	68,960	7,492,504
Acadia Healthcare Co., Inc. *	4,348	294,055
ADT, Inc.	9,049	55,651
Affirm Holdings, Inc. *	8,124	146,719
Albertsons Cos., Inc. Class A	7,318	195,537
Align Technology, Inc. *	908	214,896
Altria Group, Inc.	83,913	3,505,046
Amedisys, Inc. *	1,480	155,578
AMERCO	403	192,727
Amgen, Inc.	3,958	962,981
Archer-Daniels-Midland Co.	25,936	2,012,634
Automatic Data Processing, Inc.	1,634	343,205
Avantor, Inc. *	2,004	62,324
Avery Dennison Corp.	1,451	234,873
Avis Budget Group, Inc. *	1,376	202,382
Baxter International, Inc.	19,669	1,263,340
Becton Dickinson & Co.	13,154	3,242,856
Bio-Rad Laboratories, Inc. Class A *	1,008	498,960
Biogen, Inc. *	6,749	1,376,391
BioMarin Pharmaceutical, Inc. *	8,541	707,793
Block, Inc. *	23,961	1,472,643
Boston Scientific Corp. *	66,104	2,463,696
Bright Horizons Family Solutions, Inc. *	1,963	165,913
Bristol-Myers Squibb Co.	98,679	7,598,283
Brown-Forman Corp. Class A	867	58,644
Brown-Forman Corp. Class B	3,500	245,560
Bunge Ltd.	6,485	588,125
Campbell Soup Co.	9,310	447,345
Cardinal Health, Inc.	12,611	659,177
Catalent, Inc. *	5,380	577,220
Centene Corp. *	26,934	2,278,886
Certara, Inc. *	2,118	45,452
Charles River Laboratories International, Inc. *	228	48,785
Chemed Corp.	435	204,185
Church & Dwight Co., Inc.	6,148	569,674
Cigna Corp.	12,170	3,207,038
Cintas Corp.	268	100,106
Clarivate PLC *	22,828	316,396
Clorox Co.	857	120,820
Coca-Cola Co.	45,226	2,845,168
Colgate-Palmolive Co.	14,766	1,183,347
Conagra Brands, Inc.	21,865	748,658
Constellation Brands, Inc. Class A	7,166	1,670,108
Cooper Cos., Inc.	2,262	708,277
Corteva, Inc.	33,545	1,816,126
CoStar Group, Inc. *	15,588	941,671
Coty, Inc. Class A *	15,808	126,622
CVS Health Corp.	60,732	5,627,427

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Danaher Corp.	27,953	$7,086,645
Darling Ingredients, Inc. *	6,893	412,201
Dentsply Sirona, Inc.	9,790	349,797
Driven Brands Holdings, Inc. *	2,045	56,319
Dun & Bradstreet Holdings, Inc. *	11,634	174,859
Elanco Animal Health, Inc. *	21,274	417,609
Elevance Health, Inc.	7,774	3,751,577
Eli Lilly & Co.	7,261	2,354,234
Encompass Health Corp.	4,532	254,019
Envista Holdings Corp. *	7,924	305,391
Equifax, Inc.	2,813	514,160
Euronet Worldwide, Inc. *	498	50,094
Exact Sciences Corp. *	6,626	260,998
Exelixis, Inc. *	1,565	32,583
Flowers Foods, Inc.	8,530	224,510
FTI Consulting, Inc. *	905	163,669
General Mills, Inc.	27,894	2,104,602
Gilead Sciences, Inc.	58,159	3,594,808
Ginkgo Bioworks Holdings, Inc. *	30,305	72,126
Global Payments, Inc.	12,972	1,435,222
Globus Medical, Inc. Class A *	3,349	188,013
Grand Canyon Education, Inc. *	1,472	138,648
Grocery Outlet Holding Corp. *	3,952	168,474
GXO Logistics, Inc. *	4,355	188,441
H&R Block, Inc.	917	32,388
HCA Healthcare, Inc.	9,809	1,648,501
Henry Schein, Inc. *	6,254	479,932
Hershey Co.	822	176,861
Hertz Global Holdings, Inc. *	10,781	170,771
Hologic, Inc. *	11,507	797,435
Horizon Therapeutics PLC *	728	58,065
Hormel Foods Corp.	13,282	629,035
Humana, Inc.	1,722	806,017
ICU Medical, Inc. *	760	124,936
Illumina, Inc. *	7,277	1,341,588
Incyte Corp. *	971	73,767
Ingredion, Inc.	3,020	266,243
Integra LifeSciences Holdings Corp. *	3,256	175,922
Intuitive Surgical, Inc. *	1,310	262,930
Ionis Pharmaceuticals, Inc. *	389	14,401
J M Smucker Co.	4,924	630,321
Jazz Pharmaceuticals PLC *	2,863	446,657
Johnson & Johnson	121,935	21,644,682
Kellogg Co.	5,281	376,747
Keurig Dr Pepper, Inc.	39,702	1,405,054
Kimberly-Clark Corp.	6,342	857,121
Kraft Heinz Co.	32,355	1,234,020
Kroger Co.	30,354	1,436,655
Laboratory Corp. of America Holdings	4,303	1,008,451
ManpowerGroup, Inc.	2,446	186,899
Masimo Corp. *	477	62,330
McCormick & Co., Inc.	11,603	965,950
McKesson Corp.	5,403	1,762,513
Medtronic PLC	61,925	5,557,769
Merck & Co., Inc.	68,096	6,208,312
Mirati Therapeutics, Inc. *	1,991	133,656
Mister Car Wash, Inc. *	1,318	14,340
Moderna, Inc. *	14,960	2,137,036
Molina Healthcare, Inc. *	600	167,766
Molson Coors Beverage Co. Class B	8,042	438,369
Mondelez International, Inc. Class A	64,013	3,974,567
Monster Beverage Corp. *	1,295	120,046
Moody’s Corp.	479	130,274
Morningstar, Inc.	41	9,915
Natera, Inc. *	190	6,734
Nielsen Holdings PLC	17,168	398,641
Oak Street Health, Inc. *	5,391	88,628
Organon & Co.	12,170	410,737
PayPal Holdings, Inc. *	37,118	2,592,321
PepsiCo, Inc.	9,928	1,654,600

	Shares	Value
Performance Food Group Co. *	4,863	$223,601
PerkinElmer, Inc.	5,863	833,836
Perrigo Co. PLC	6,016	244,069
Pfizer, Inc.	261,864	13,729,529
Philip Morris International, Inc.	71,794	7,088,940
Pilgrim’s Pride Corp. *	1,067	33,322
Post Holdings, Inc. *	2,385	196,405
Premier, Inc. Class A	5,629	200,843
Procter & Gamble Co.	63,561	9,139,436
QIAGEN NV *	10,789	509,241
Quanta Services, Inc.	2,990	374,767
Quest Diagnostics, Inc.	5,307	705,725
QuidelOrtho Corp. *	2,286	222,153
Regeneron Pharmaceuticals, Inc. *	4,073	2,407,672
Repligen Corp. *	737	119,689
Reynolds Consumer Products, Inc.	1,874	51,104
Robert Half International, Inc.	403	30,181
Rollins, Inc.	632	22,069
Royalty Pharma PLC Class A	16,988	714,175
S&P Global, Inc.	15,736	5,303,976
Seaboard Corp.	11	42,708
Service Corp. International	6,853	473,679
Spectrum Brands Holdings, Inc.	1,804	147,964
STERIS PLC	3,945	813,262
Stryker Corp.	7,569	1,505,701
Syneos Health, Inc. *	3,992	286,147
Tandem Diabetes Care, Inc. *	125	7,399
Teladoc Health, Inc. *	6,807	226,060
Teleflex, Inc.	2,171	533,740
Tenet Healthcare Corp. *	4,919	258,543
Terminix Global Holdings, Inc. *	5,461	221,990
Thermo Fisher Scientific, Inc.	15,917	8,647,388
TransUnion	2,378	190,216
Tyson Foods, Inc. Class A	13,233	1,138,832
Ultragenyx Pharmaceutical, Inc. *	546	32,574
United Rentals, Inc. *	1,789	434,566
United Therapeutics Corp. *	2,095	493,666
UnitedHealth Group, Inc.	3,900	2,003,157
Universal Health Services, Inc. Class B	2,964	298,504
US Foods Holding Corp. *	10,808	331,589
Vertex Pharmaceuticals, Inc. *	663	186,827
Viatris, Inc.	56,759	594,267
WEX, Inc. *	516	80,269
WillScot Mobile Mini Holdings Corp. *	4,692	152,115
Zimmer Biomet Holdings, Inc.	9,711	1,020,238

		209,714,488

Energy - 7.1%
Antero Midstream Corp.	15,057	136,266
Antero Resources Corp. *	4,747	145,496
APA Corp.	15,598	544,370
Baker Hughes Co.	42,859	1,237,339
Cheniere Energy, Inc.	4,982	662,756
Chesapeake Energy Corp.	5,902	478,652
Chevron Corp.	91,051	13,182,364
ConocoPhillips	59,945	5,383,661
Continental Resources, Inc.	412	26,924
Coterra Energy, Inc.	31,014	799,851
Devon Energy Corp.	15,562	857,622
Diamondback Energy, Inc.	3,516	425,963
DTE Midstream LLC *	4,398	215,590
EOG Resources, Inc.	7,288	804,887
EQT Corp.	17,056	586,726
Exxon Mobil Corp.	195,323	16,727,462
First Solar, Inc. *	5,133	349,711
Halliburton Co.	22,750	713,440
Hess Corp.	2,829	299,704
HF Sinclair Corp.	6,942	313,501
Kinder Morgan, Inc.	92,001	1,541,937
Marathon Oil Corp.	32,652	734,017

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Marathon Petroleum Corp.	25,019	$2,056,812
NOV, Inc.	18,977	320,901
Occidental Petroleum Corp.	6,594	388,255
ONEOK, Inc.	18,252	1,012,986
Ovintiv, Inc.	3,444	152,190
PDC Energy, Inc.	2,031	125,130
Phillips 66	22,277	1,826,491
Pioneer Natural Resources Co.	5,022	1,120,308
Plug Power, Inc. *	12,090	200,331
Range Resources Corp. *	4,137	102,391
Schlumberger NV	65,434	2,339,920
Southwestern Energy Co. *	47,845	299,031
Sunrun, Inc. *	10,158	237,291
Valero Energy Corp.	18,400	1,955,552
Williams Cos., Inc.	56,387	1,759,838

		60,065,666

Financial - 23.1%
Affiliated Managers Group, Inc.	1,825	212,795
Aflac, Inc.	29,571	1,636,163
AGNC Investment Corp. REIT	23,613	261,396
Air Lease Corp.	4,935	164,977
Alexandria Real Estate Equities, Inc. REIT	7,503	1,088,160
Alleghany Corp. *	503	419,049
Allstate Corp.	12,817	1,624,298
Ally Financial, Inc.	14,479	485,191
American Campus Communities, Inc. REIT	6,547	422,085
American Express Co.	26,136	3,622,972
American Financial Group, Inc.	3,054	423,926
American Homes 4 Rent Class A REIT	14,036	497,436
American International Group, Inc.	36,700	1,876,471
American Tower Corp. REIT	5,009	1,280,250
Americold Realty Trust, Inc. REIT	12,879	386,885
Ameriprise Financial, Inc.	1,840	437,331
Annaly Capital Management, Inc. REIT	72,110	426,170
Aon PLC Class A	565	152,369
Apartment Income REIT Corp. REIT	6,433	267,613
Apollo Global Management, Inc.	5,059	245,260
Arch Capital Group Ltd. *	11,261	512,263
Arthur J Gallagher & Co.	8,533	1,391,220
Assurant, Inc.	2,336	403,778
Assured Guaranty Ltd.	2,586	144,273
AvalonBay Communities, Inc. REIT	6,465	1,255,826
Axis Capital Holdings Ltd.	3,488	199,130
Bank of America Corp.	325,405	10,129,858
Bank of Hawaii Corp.	1,792	133,325
Bank of New York Mellon Corp.	34,004	1,418,307
Bank OZK	5,390	202,287
Berkshire Hathaway, Inc. Class B *	83,588	22,821,196
BlackRock, Inc.	6,952	4,234,046
BOK Financial Corp.	1,366	103,242
Boston Properties, Inc. REIT	7,306	650,088
Brighthouse Financial, Inc. *	3,594	147,426
Brixmor Property Group, Inc. REIT	14,574	294,541
Brown & Brown, Inc.	10,395	606,444
Camden Property Trust REIT	4,265	573,557
Capital One Financial Corp.	18,300	1,906,677
Carlyle Group, Inc.	9,581	303,334
Cboe Global Markets, Inc.	5,014	567,535
CBRE Group, Inc. Class A *	7,818	575,483
Charles Schwab Corp.	31,337	1,979,872
Chubb Ltd.	19,534	3,839,994
Cincinnati Financial Corp.	7,239	861,296
Citigroup, Inc.	91,339	4,200,681
Citizens Financial Group, Inc.	22,600	806,594
CME Group, Inc.	16,614	3,400,886
CNA Financial Corp.	1,353	60,750
Coinbase Global, Inc. Class A *	7,173	337,274
Comerica, Inc.	6,226	456,864
Commerce Bancshares, Inc.	4,972	326,412

	Shares	Value
Cousins Properties, Inc. REIT	6,676	$195,139
Credit Acceptance Corp. *	276	130,661
CubeSmart REIT	10,422	445,228
Cullen/Frost Bankers, Inc.	2,779	323,615
Digital Realty Trust, Inc. REIT	13,149	1,707,135
Discover Financial Services	12,991	1,228,689
Douglas Emmett, Inc. REIT	7,492	167,671
Duke Realty Corp. REIT	17,751	975,417
East West Bancorp, Inc.	6,739	436,687
EastGroup Properties, Inc. REIT	1,904	293,844
EPR Properties REIT	3,333	156,418
Equinix, Inc. REIT	1,035	680,016
Equitable Holdings, Inc.	17,721	461,986
Equity LifeStyle Properties, Inc. REIT	3,181	224,165
Equity Residential REIT	17,141	1,237,923
Erie Indemnity Co. Class A	290	55,735
Essex Property Trust, Inc. REIT	3,016	788,714
Evercore, Inc. Class A	1,715	160,541
Everest Re Group Ltd.	1,244	348,668
Extra Space Storage, Inc. REIT	5,383	915,756
Federal Realty Investment Trust REIT	3,773	361,227
Fidelity National Financial, Inc.	12,288	454,164
Fifth Third Bancorp	31,537	1,059,643
First American Financial Corp.	4,796	253,804
First Citizens BancShares, Inc. Class A	425	277,857
First Hawaiian, Inc.	5,733	130,196
First Horizon Corp.	24,969	545,822
First Industrial Realty Trust, Inc. REIT	6,321	300,121
First Republic Bank	8,275	1,193,255
FNB Corp.	15,403	167,277
Franklin Resources, Inc.	13,025	303,613
Gaming & Leisure Properties, Inc. REIT	11,036	506,111
Globe Life, Inc.	4,188	408,204
Goldman Sachs Group, Inc.	15,412	4,577,672
Hanover Insurance Group, Inc.	1,608	235,170
Hartford Financial Services Group, Inc.	15,071	986,096
Healthcare Trust of America, Inc. Class A REIT	10,683	298,163
Healthpeak Properties, Inc. REIT	25,271	654,772
Highwoods Properties, Inc. REIT	4,747	162,300
Host Hotels & Resorts, Inc. REIT	33,334	522,677
Howard Hughes Corp. *	1,869	127,185
Hudson Pacific Properties, Inc. REIT	6,675	99,057
Huntington Bancshares, Inc.	66,719	802,630
Interactive Brokers Group, Inc. Class A	4,297	236,378
Intercontinental Exchange, Inc.	25,562	2,403,850
Invesco Ltd.	17,280	278,726
Invitation Homes, Inc. REIT	28,246	1,004,993
Iron Mountain, Inc. REIT	3,353	163,258
Janus Henderson Group PLC	6,375	149,876
JBG SMITH Properties REIT	5,503	130,091
Jefferies Financial Group, Inc.	9,651	266,561
Jones Lang LaSalle, Inc. *	2,275	397,807
JPMorgan Chase & Co.	135,140	15,218,115
Kemper Corp.	3,258	156,058
KeyCorp	43,207	744,457
Kilroy Realty Corp. REIT	5,229	273,634
Kimco Realty Corp. REIT	27,953	552,631
KKR & Co., Inc.	26,475	1,225,528
Lamar Advertising Co. Class A REIT	354	31,141
Lazard Ltd. Class A	4,075	132,071
Life Storage, Inc. REIT	3,900	435,474
Lincoln National Corp.	6,289	294,137
Loews Corp.	9,423	558,407
M&T Bank Corp.	8,271	1,318,315
Macerich Co. REIT	1	9
Markel Corp. *	477	616,880
Marsh & McLennan Cos., Inc.	2,485	385,796
Medical Properties Trust, Inc. REIT	28,287	431,942
MetLife, Inc.	31,893	2,002,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
MGIC Investment Corp.	14,368	$181,037
Mid-America Apartment Communities, Inc. REIT	5,348	934,135
Morgan Stanley	59,118	4,496,515
Nasdaq, Inc.	5,402	824,021
National Retail Properties, Inc. REIT	8,459	363,737
National Storage Affiliates Trust REIT	3,928	196,675
New Residential Investment Corp. REIT	19,886	185,338
New York Community Bancorp, Inc.	23,152	211,378
Northern Trust Corp.	9,514	917,911
Old Republic International Corp.	13,749	307,428
Omega Healthcare Investors, Inc. REIT	10,747	302,958
OneMain Holdings, Inc.	5,595	209,141
PacWest Bancorp	5,223	139,245
Park Hotels & Resorts, Inc. REIT	10,959	148,714
Pinnacle Financial Partners, Inc.	3,691	266,896
PNC Financial Services Group, Inc.	18,978	2,994,159
Popular, Inc.	3,255	250,407
Primerica, Inc.	1,765	211,253
Principal Financial Group, Inc.	11,253	751,588
Progressive Corp.	3,516	408,805
Prologis, Inc. REIT	34,217	4,025,630
Prosperity Bancshares, Inc.	4,022	274,582
Prudential Financial, Inc.	17,371	1,662,057
Public Storage REIT	1,491	466,191
Raymond James Financial, Inc.	8,287	740,941
Rayonier, Inc. REIT	7,064	264,052
Realty Income Corp. REIT	27,869	1,902,338
Regency Centers Corp. REIT	8,026	476,022
Regions Financial Corp.	43,318	812,213
Reinsurance Group of America, Inc.	3,236	379,550
RenaissanceRe Holdings Ltd. (Bermuda)	912	142,609
Rexford Industrial Realty, Inc. REIT	7,666	441,485
Rocket Cos., Inc. Class A	3,602	26,511
SBA Communications Corp. REIT	3,811	1,219,711
SEI Investments Co.	4,813	259,998
Signature Bank	2,624	470,247
Simon Property Group, Inc. REIT	7,777	738,193
SL Green Realty Corp REIT	3,048	140,665
SLM Corp.	12,759	203,378
SoFi Technologies, Inc. *	36,791	193,889
Spirit Realty Capital, Inc. REIT	6,388	241,339
Starwood Property Trust, Inc. REIT	14,206	296,763
State Street Corp.	16,982	1,046,940
Stifel Financial Corp.	5,027	281,613
STORE Capital Corp. REIT	11,950	311,656
Sun Communities, Inc. REIT	5,553	884,926
SVB Financial Group *	983	388,275
Synchrony Financial	23,130	638,851
Synovus Financial Corp.	6,740	242,977
T Rowe Price Group, Inc.	10,359	1,176,886
TFS Financial Corp.	1,498	20,568
Tradeweb Markets, Inc. Class A	1,834	125,171
Travelers Cos., Inc.	11,093	1,876,159
Truist Financial Corp.	61,584	2,920,929
UDR, Inc. REIT	14,814	682,037
Umpqua Holdings Corp.	9,725	163,088
Unum Group	9,179	312,270
Upstart Holdings, Inc. *	2,747	86,860
US Bancorp	62,166	2,860,879
UWM Holdings Corp.	2,320	8,213
Ventas, Inc. REIT	18,479	950,375
VICI Properties, Inc. REIT	44,528	1,326,489
Virtu Financial, Inc. Class A	5,096	119,297
Vornado Realty Trust REIT	7,903	225,947
Voya Financial, Inc.	3,862	229,905
W R Berkley Corp.	9,690	661,439
Webster Financial Corp.	8,594	362,237
Wells Fargo & Co.	176,026	6,894,938
Welltower, Inc. REIT	21,039	1,732,562

	Shares	Value
Western Alliance Bancorp	1,868	$131,881
Western Union Co.	11,823	194,725
WeWork, Inc. Class A *	6,014	30,190
Weyerhaeuser Co. REIT	34,494	1,142,441
White Mountains Insurance Group Ltd.	132	164,489
Willis Towers Watson PLC	5,132	1,013,005
Wintrust Financial Corp.	2,859	229,149
WP Carey, Inc. REIT	8,806	729,665
Zions Bancorp NA	7,189	365,920

		195,757,633

Industrial - 9.2%
3M Co.	26,293	3,402,577
Acuity Brands, Inc.	1,558	239,994
AECOM	5,641	367,906
AGCO Corp.	2,535	250,204
Agilent Technologies, Inc.	1,465	173,998
Allegion PLC	733	71,761
Amcor PLC	70,211	872,723
AMETEK, Inc.	10,666	1,172,087
Amphenol Corp. Class A	6,669	429,350
AO Smith Corp.	4,504	246,279
AptarGroup, Inc.	2,958	305,295
Ardagh Group SA * Ω	291	3,413
Ardagh Metal Packaging SA (Luxembourg)	4,387	26,761
Armstrong World Industries, Inc.	826	61,917
Arrow Electronics, Inc. *	2,810	314,973
Avnet, Inc.	4,655	199,606
Axon Enterprise, Inc. *	706	65,778
AZEK Co., Inc. *	5,246	87,818
Ball Corp.	8,743	601,256
Berry Global Group, Inc. *	3,120	170,477
Boeing Co. *	17,492	2,391,506
Builders FirstSource, Inc. *	7,956	427,237
BWX Technologies, Inc.	2,577	141,967
Carlisle Cos., Inc.	374	89,240
Carrier Global Corp.	39,244	1,399,441
Caterpillar, Inc.	3,188	569,887
CH Robinson Worldwide, Inc.	4,245	430,316
Clean Harbors, Inc. *	2,281	199,975
Cognex Corp.	569	24,194
Coherent, Inc. *	80	21,298
Crane Holdings Co.	2,221	194,471
Crown Holdings, Inc.	650	59,910
CSX Corp.	75,269	2,187,317
Curtiss-Wright Corp.	1,759	232,293
Donaldson Co., Inc.	4,879	234,875
Dover Corp.	6,671	809,326
Eagle Materials, Inc.	308	33,861
Eaton Corp. PLC	18,491	2,329,681
Emerson Electric Co.	18,627	1,481,592
Enovis Corp. *	2,526	138,930
Esab Corp.	2,648	115,850
Expeditors International of Washington, Inc.	5,339	520,339
FedEx Corp.	11,120	2,521,015
Flowserve Corp.	6,140	175,788
Fortive Corp.	16,605	902,980
Fortune Brands Home & Security, Inc.	3,958	237,005
Garmin Ltd.	7,135	701,014
Gates Industrial Corp. PLC *	5,996	64,817
General Dynamics Corp.	11,411	2,524,684
General Electric Co.	47,895	3,049,475
Graco, Inc.	2,439	144,901
Graphic Packaging Holding Co.	3,241	66,440
Hayward Holdings, Inc. *	4,006	57,646
HEICO Corp.	131	17,177
HEICO Corp. Class A	230	24,237
Hexcel Corp.	3,869	202,387
Honeywell International, Inc.	22,275	3,871,618
Howmet Aerospace, Inc.	15,099	474,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Hubbell, Inc.	2,439	$435,557
Huntington Ingalls Industries, Inc.	1,421	309,522
IDEX Corp.	2,890	524,911
II-VI, Inc. *	4,941	251,734
Illinois Tool Works, Inc.	1,461	266,267
Ingersoll Rand, Inc.	18,802	791,188
ITT, Inc.	3,881	260,958
Jabil, Inc.	1,060	54,283
Jacobs Engineering Group, Inc.	6,024	765,831
JB Hunt Transport Services, Inc.	458	72,121
Johnson Controls International PLC	32,212	1,542,311
Keysight Technologies, Inc. *	621	85,605
Kirby Corp. *	2,683	163,234
Knight-Swift Transportation Holdings, Inc.	7,242	335,232
L3Harris Technologies, Inc.	8,926	2,157,414
Landstar System, Inc.	117	17,014
Lennox International, Inc.	1,486	306,993
Littelfuse, Inc.	1,177	299,005
Louisiana-Pacific Corp.	3,215	168,498
Martin Marietta Materials, Inc.	2,625	785,505
Masco Corp.	10,258	519,055
MasTec, Inc. *	2,932	210,107
MDU Resources Group, Inc.	9,079	245,042
Mercury Systems, Inc. *	2,521	162,176
Middleby Corp. *	2,342	293,593
Mohawk Industries, Inc. *	2,476	307,247
MSA Safety, Inc.	966	116,954
National Instruments Corp.	5,203	162,490
Nordson Corp.	2,044	413,787
Norfolk Southern Corp.	11,016	2,503,827
Northrop Grumman Corp.	5,973	2,858,499
nVent Electric PLC	7,499	234,944
Oshkosh Corp.	2,987	245,352
Otis Worldwide Corp.	17,198	1,215,383
Owens Corning	4,515	335,510
Packaging Corp. of America	4,223	580,662
Parker-Hannifin Corp.	4,580	1,126,909
Pentair PLC	7,448	340,895
Raytheon Technologies Corp.	68,896	6,621,594
Regal Rexnord Corp.	3,101	352,025
Republic Services, Inc.	8,935	1,169,323
Rockwell Automation, Inc.	1,749	348,593
Ryder System, Inc.	2,351	167,062
Schneider National, Inc. Class B	1,760	39,389
Sensata Technologies Holding PLC	7,007	289,459
Silgan Holdings, Inc.	3,876	160,273
Snap-on, Inc.	2,501	492,772
Sonoco Products Co.	4,417	251,946
Spirit AeroSystems Holdings, Inc. Class A	246	7,208
Stanley Black & Decker, Inc.	6,980	731,923
Stericycle, Inc. *	4,120	180,662
TD SYNNEX Corp.	1,912	174,183
Teledyne Technologies, Inc. *	2,143	803,861
Tetra Tech, Inc.	1,452	198,271
Textron, Inc.	9,927	606,242
Timken Co.	2,892	153,421
TopBuild Corp. *	169	28,250
Trane Technologies PLC	4,526	587,792
TransDigm Group, Inc. *	1,490	799,638
Trimble, Inc. *	11,699	681,233
United Parcel Service, Inc. Class B	3,678	671,382
Valmont Industries, Inc.	833	187,117
Vertiv Holdings Co.	11,828	97,226
Vontier Corp.	2,807	64,533
Vulcan Materials Co.	3,138	445,910
Waste Management, Inc.	1,211	185,259
Westinghouse Air Brake Technologies Corp.	8,378	687,666
Westrock Co.	11,715	466,726
Woodward, Inc.	2,778	256,937

	Shares	Value
XPO Logistics, Inc. *	4,377	$210,796
Xylem, Inc.	7,130	557,423

		78,275,436

Technology - 6.6%
Activision Blizzard, Inc.	35,979	2,801,325
Advanced Micro Devices, Inc. *	15,865	1,213,197
Akamai Technologies, Inc. *	7,513	686,162
Amdocs Ltd.	5,843	486,780
Analog Devices, Inc.	19,323	2,822,897
ANSYS, Inc. *	1,904	455,608
Azenta, Inc.	3,427	247,087
Bill.com Holdings, Inc. *	4,516	496,489
Black Knight, Inc. *	6,458	422,289
Broadridge Financial Solutions, Inc.	557	79,400
CACI International, Inc. Class A *	1,047	295,024
CCC Intelligent Solutions Holdings, Inc. *	4,789	44,059
CDK Global, Inc.	924	50,607
Ceridian HCM Holding, Inc. *	5,130	241,520
Change Healthcare, Inc. *	10,211	235,466
Cirrus Logic, Inc. *	2,563	185,920
Citrix Systems, Inc.	3,091	300,352
Cognizant Technology Solutions Corp. Class A	24,106	1,626,914
Concentrix Corp.	2,073	281,182
Coupa Software, Inc. *	1,546	88,277
Definitive Healthcare Corp. *	117	2,683
Dell Technologies, Inc. Class C	10,484	484,466
DoubleVerify Holdings, Inc. *	1,124	25,481
Doximity, Inc. Class A *	2,370	82,523
Dropbox, Inc. Class A *	1,160	24,348
DXC Technology Co. *	11,772	356,809
Electronic Arts, Inc.	12,171	1,480,602
Fidelity National Information Services, Inc.	28,258	2,590,411
Fiserv, Inc. *	24,865	2,212,239
Genpact Ltd.	3,943	167,025
GLOBALFOUNDRIES, Inc. *	2,192	88,425
Guidewire Software, Inc. *	3,779	268,271
Hewlett Packard Enterprise Co.	60,338	800,082
HP, Inc.	26,393	865,163
Informatica, Inc. Class A *	1,890	39,255
Intel Corp.	189,597	7,092,824
International Business Machines Corp.	13,843	1,954,493
IPG Photonics Corp. *	1,775	167,081
Jamf Holding Corp. *	284	7,035
KBR, Inc.	2,258	109,265
Kyndryl Holdings, Inc. *	7,823	76,509
Leidos Holdings, Inc.	6,107	615,036
Lumentum Holdings, Inc. *	3,266	259,386
Manhattan Associates, Inc. *	1,111	127,321
Marvell Technology, Inc.	39,287	1,710,163
Microchip Technology, Inc.	3,467	201,363
Micron Technology, Inc.	41,902	2,316,343
MKS Instruments, Inc.	2,568	263,554
MSCI, Inc.	901	371,347
nCino, Inc. *	2,090	64,623
NCR Corp. *	5,576	173,469
Nutanix, Inc. Class A *	4,667	68,278
ON Semiconductor Corp. *	7,551	379,891
Oracle Corp.	21,937	1,532,738
Paycor HCM, Inc. *	2,185	56,810
Procore Technologies, Inc. *	1,137	51,608
Qorvo, Inc. *	5,128	483,673
Roper Technologies, Inc.	4,889	1,929,444
Salesforce, Inc. *	35,047	5,784,157
Science Applications International Corp.	2,624	244,294
SentinelOne, Inc. Class A *	2,356	54,965
Signify Health, Inc. Class A *	2,067	28,525
Skyworks Solutions, Inc.	7,443	689,519
Snowflake, Inc. Class A *	559	77,735

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SS&C Technologies Holdings, Inc.	10,529	$611,419
Take-Two Interactive Software, Inc. *	1,261	154,510
Teradata Corp. *	2,209	81,755
Teradyne, Inc.	689	61,700
Texas Instruments, Inc.	13,456	2,067,514
Twilio, Inc. Class A *	4,938	413,854
Tyler Technologies, Inc. *	256	85,115
UiPath, Inc. Class A *	15,679	285,201
Unity Software, Inc. *	3,152	116,057
VMware, Inc. Class A	4,961	565,455
Western Digital Corp. *	14,588	653,980
Wolfspeed, Inc. *	5,586	354,432
Zebra Technologies Corp. Class A *	1,429	420,055
Zoom Video Communications, Inc. Class A *	5,798	626,010

		55,936,844

Utilities - 5.8%
AES Corp.	25,321	531,994
Alliant Energy Corp.	11,716	686,675
Ameren Corp.	11,914	1,076,549
American Electric Power Co., Inc.	23,814	2,284,715
American Water Works Co., Inc.	8,422	1,252,941
Atmos Energy Corp.	6,387	715,983
Avangrid, Inc.	3,280	151,274
Brookfield Renewable Corp. Class A	5,909	210,419
CenterPoint Energy, Inc.	29,166	862,730
CMS Energy Corp.	13,024	879,120
Consolidated Edison, Inc.	16,429	1,562,398
Constellation Energy Corp.	15,116	865,542
Dominion Energy, Inc.	37,570	2,998,462
DTE Energy Co.	8,930	1,131,877
Duke Energy Corp.	35,671	3,824,288
Edison International	17,404	1,100,629
Entergy Corp.	9,397	1,058,478
Essential Utilities, Inc.	10,967	502,837
Evergy, Inc.	9,903	646,171
Eversource Energy	15,953	1,347,550
Exelon Corp.	45,369	2,056,123
FirstEnergy Corp.	25,192	967,121
Hawaiian Electric Industries, Inc.	5,382	220,124
IDACORP, Inc.	2,267	240,121
National Fuel Gas Co.	3,566	235,534
NextEra Energy, Inc.	90,963	7,045,994
NiSource, Inc.	18,793	554,205
NRG Energy, Inc.	10,920	416,816
OGE Energy Corp.	9,685	373,453
PG&E Corp. *	71,801	716,574
Pinnacle West Capital Corp.	5,440	397,773
PPL Corp.	33,883	919,246
Public Service Enterprise Group, Inc.	23,138	1,464,173
Sempra Energy	14,586	2,191,838
Southern Co.	49,167	3,506,099
UGI Corp.	10,003	386,216
Vistra Corp.	8,345	190,683
WEC Energy Group, Inc.	14,609	1,470,250
Xcel Energy, Inc.	25,247	1,786,478

		48,829,453

Total Common Stocks (Cost $757,321,626)		819,432,479

	Shares	Value
EXCHANGE-TRADED FUND - 2.4%
iShares Russell 1000 Value	139,763	$20,261,442

Total Exchange-Traded Fund (Cost $22,310,641)		20,261,442

	Principal Amount
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $6,652,585; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $6,785,623)	$6,652,540	6,652,540

Total Short-Term Investment (Cost $6,652,540)		6,652,540

TOTAL INVESTMENTS - 99.8% (Cost $786,284,807)		846,346,461

DERIVATIVES - (0.1%)		(359,754)

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,388,971

NET ASSETS - 100.0%		$848,375,678

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.7%
Financial	23.1%
Communications	9.8%
Industrial	9.2%
Consumer, Cyclical	7.1%
Energy	7.1%
Technology	6.6%
Utilities	5.8%
Basic Materials	3.2%
Others (each less than 3.0%)	3.2%

	99.8%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.3%

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)

An investment with a value of $3,413 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/22	26	$5,127,450	$4,926,350	($201,100)
S&P MID 400 E-Mini Index	09/22	11	2,653,454	2,494,800	(158,654)

Total Futures Contracts					($359,754)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,370,810	$27,370,810	$-	$-
	Communications	83,079,709	83,079,709	-	-
	Consumer, Cyclical	60,402,440	60,402,440	-	-
	Consumer, Non-Cyclical	209,714,488	209,714,488	-	-
	Energy	60,065,666	60,065,666	-	-
	Financial	195,757,633	195,757,633	-	-
	Industrial	78,275,436	78,272,023	3,413	-
	Technology	55,936,844	55,936,844	-	-
	Utilities	48,829,453	48,829,453	-	-

	Total Common Stocks	819,432,479	819,429,066	3,413	-

	Exchange-Traded Fund	20,261,442	20,261,442	-	-
	Short-Term Investment	6,652,540	-	6,652,540	-

	Total Assets	846,346,461	839,690,508	6,655,953	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(359,754)	(359,754)	-	-

	Total Liabilities	(359,754)	(359,754)	-	-

	Total	$845,986,707	$839,330,754	$6,655,953	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Basic Materials - 3.8%
Albemarle Corp.	4,895	$1,022,957
Alcoa Corp.	7,706	351,239
Ashland Global Holdings, Inc.	2,066	212,901
Axalta Coating Systems Ltd. *	9,233	204,142
Celanese Corp.	4,529	532,656
CF Industries Holdings, Inc.	8,707	746,451
Chemours Co.	6,386	204,480
Cleveland-Cliffs, Inc. *	21,676	333,160
DuPont de Nemours, Inc.	21,297	1,183,687
Eastman Chemical Co.	5,372	482,244
Element Solutions, Inc.	9,812	174,654
FMC Corp.	5,268	563,729
Huntsman Corp.	8,325	236,014
International Flavors & Fragrances, Inc.	10,660	1,269,819
International Paper Co.	15,478	647,445
LyondellBasell Industries NV Class A	10,749	940,107
Mosaic Co.	15,121	714,165
MP Materials Corp. *	3,794	121,711
NewMarket Corp.	229	68,920
Nucor Corp.	11,121	1,161,144
Olin Corp.	5,770	267,036
PPG Industries, Inc.	9,857	1,127,049
Reliance Steel & Aluminum Co.	2,578	437,899
Royal Gold, Inc.	2,679	286,064
RPM International, Inc.	5,286	416,114
SSR Mining, Inc.	8,865	148,045
Steel Dynamics, Inc.	7,483	495,000
United States Steel Corp.	10,791	193,267
Valvoline, Inc.	7,284	209,998
Westlake Corp.	1,406	137,816

		14,889,913

Communications - 6.2%
Altice USA, Inc. Class A *	8,897	82,297
Arista Networks, Inc. *	10,427	977,427
Cable One, Inc.	249	321,041
CDW Corp.	5,655	891,002
Ciena Corp. *	6,284	287,179
Corning, Inc.	31,583	995,180
DISH Network Corp. Class A *	10,538	188,946
DoorDash, Inc. Class A *	10,452	670,705
eBay, Inc.	23,431	976,370
Etsy, Inc. *	5,288	387,134
Expedia Group, Inc. *	6,324	599,705
F5, Inc. *	2,547	389,793
FactSet Research Systems, Inc.	1,575	605,698
Fox Corp. Class A	12,975	417,276
Fox Corp. Class B	5,915	175,675
Frontier Communications Parent, Inc. *	10,242	241,097
GoDaddy, Inc. Class A *	6,769	470,852
IAC/InterActiveCorp *	3,390	257,538
Interpublic Group of Cos., Inc.	16,206	446,151
Juniper Networks, Inc.	13,146	374,661
Liberty Broadband Corp. Class A *	871	98,902
Liberty Broadband Corp. Class C *	5,392	623,531
Liberty Media Corp. - Liberty Formula One Class A *	811	47,014
Liberty Media Corp. - Liberty Formula One Class C *	8,419	534,354
Liberty Media Corp. - Liberty SiriusXM Class A *	3,138	113,093
Liberty Media Corp. - Liberty SiriusXM Class C *	6,455	232,703
Lumen Technologies, Inc.	42,320	461,711
Lyft, Inc. Class A *	12,848	170,621
Mandiant, Inc. *	9,415	205,435

	Shares	Value
Match Group, Inc. *	11,891	$828,684
Motorola Solutions, Inc.	6,888	1,443,725
New York Times Co. Class A	6,999	195,272
News Corp. Class A	15,786	245,946
News Corp. Class B	5,138	81,643
Nexstar Media Group, Inc. Class A	1,598	260,282
NortonLifeLock, Inc.	23,828	523,263
Okta, Inc. *	5,194	469,538
Omnicom Group, Inc.	8,509	541,257
Opendoor Technologies, Inc. *	19,331	91,049
Paramount Global Class A	512	13,957
Paramount Global Class B	24,119	595,257
Pinterest, Inc. Class A *	24,106	437,765
Robinhood Markets, Inc. Class A *	23,236	191,000
Roku, Inc. *	4,980	409,057
Sirius XM Holdings, Inc.	29,662	181,828
Spotify Technology SA *	5,855	549,375
Switch, Inc. Class A	6,046	202,541
Trade Desk, Inc. Class A *	18,283	765,875
TripAdvisor, Inc. *	4,216	75,045
Twitter, Inc. *	31,204	1,166,718
Ubiquiti, Inc.	227	56,344
VeriSign, Inc. *	4,010	670,993
Viasat, Inc. *	2,992	91,645
Warner Bros Discovery, Inc. *	98,676	1,324,232
Wayfair, Inc. Class A *	3,231	140,742
Wix.com Ltd. * (Israel)	2,261	148,209
World Wrestling Entertainment, Inc. Class A	1,824	113,982
Zendesk, Inc. *	5,118	379,090
Zillow Group, Inc. Class A *	2,519	80,129
Zillow Group, Inc. Class C *	6,685	212,249

		24,729,783

Consumer, Cyclical - 12.4%
Advance Auto Parts, Inc.	2,554	442,072
Alaska Air Group, Inc. *	5,237	209,742
Allison Transmission Holdings, Inc.	4,042	155,415
AMC Entertainment Holdings, Inc. Class A *	21,612	292,843
American Airlines Group, Inc. *	27,216	345,099
Aptiv PLC *	11,308	1,007,204
Aramark	9,472	290,127
AutoNation, Inc. *	1,650	184,404
AutoZone, Inc. *	829	1,781,620
Bath & Body Works, Inc.	10,113	272,242
Best Buy Co., Inc.	8,407	548,052
BJ’s Wholesale Club Holdings, Inc. *	5,603	349,179
BorgWarner, Inc.	9,869	329,328
Boyd Gaming Corp.	3,257	162,036
Brunswick Corp.	3,086	201,763
Burlington Stores, Inc. *	2,750	374,632
Caesars Entertainment, Inc. *	8,542	327,159
Capri Holdings Ltd. *	5,868	240,647
CarMax, Inc. *	6,708	606,940
Carnival Corp. *	36,165	312,827
Carter’s, Inc.	1,595	112,416
Carvana Co. *	4,362	98,494
Casey’s General Stores, Inc.	1,563	289,124
Chipotle Mexican Grill, Inc. *	1,164	1,521,651
Choice Hotels International, Inc.	1,377	153,714
Churchill Downs, Inc.	1,497	286,720
Columbia Sportswear Co.	1,504	107,656
Copa Holdings SA Class A * (Panama)	1,337	84,726
Copart, Inc. *	8,921	969,356
Core & Main, Inc. Class A *	2,906	64,804
Cummins, Inc.	5,895	1,140,859
Darden Restaurants, Inc.	5,210	589,355
Deckers Outdoor Corp. *	1,144	292,120
Delta Air Lines, Inc. *	26,774	775,643
Dick’s Sporting Goods, Inc.	2,321	174,934
Dolby Laboratories, Inc. Class A	2,723	194,858

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Dollar Tree, Inc. *	8,888	$1,385,195
Domino’s Pizza, Inc.	1,502	585,344
DR Horton, Inc.	13,507	894,028
DraftKings, Inc. Class A *	15,847	184,934
Fastenal Co.	24,078	1,201,974
Five Below, Inc. *	2,238	253,856
Floor & Decor Holdings, Inc. Class A *	4,284	269,721
Freshpet, Inc. *	1,944	100,874
GameStop Corp. Class A *	2,806	343,174
Gap, Inc.	8,537	70,345
Gentex Corp.	9,630	269,351
Genuine Parts Co.	5,807	772,331
Hanesbrands, Inc.	14,717	151,438
Harley-Davidson, Inc.	5,625	178,087
Hasbro, Inc.	5,583	457,136
Hilton Worldwide Holdings, Inc.	11,468	1,277,994
Hyatt Hotels Corp. Class A *	2,098	155,063
IAA, Inc. *	5,384	176,434
JetBlue Airways Corp. *	13,424	112,359
Kohl’s Corp.	5,351	190,977
Las Vegas Sands Corp. *	13,834	464,684
Lear Corp.	2,459	309,563
Leggett & Platt, Inc.	5,639	194,997
Lennar Corp. Class A	10,638	750,724
Lennar Corp. Class B	664	38,983
Leslie’s, Inc. *	6,242	94,754
Lithia Motors, Inc.	1,192	327,573
Live Nation Entertainment, Inc. *	6,442	531,980
LKQ Corp.	11,067	543,279
Lucid Group, Inc. *	22,231	381,484
Lululemon Athletica, Inc. *	4,672	1,273,634
Macy’s, Inc.	11,901	218,026
Madison Square Garden Sports Corp. *	800	120,800
Marriott Vacations Worldwide Corp.	1,668	193,822
Mattel, Inc. *	14,375	320,994
MGM Resorts International	14,883	430,863
MSC Industrial Direct Co., Inc. Class A	2,058	154,576
Newell Brands, Inc.	15,576	296,567
Nordstrom, Inc.	4,687	99,036
Norwegian Cruise Line Holdings Ltd. *	17,489	194,478
NVR, Inc. *	126	504,522
O’Reilly Automotive, Inc. *	2,733	1,726,600
Olaplex Holdings, Inc. *	5,197	73,226
Ollie’s Bargain Outlet Holdings, Inc. *	2,665	156,569
PACCAR, Inc.	14,271	1,175,074
Peloton Interactive, Inc. Class A *	11,965	109,839
Penn National Gaming, Inc. *	6,984	212,453
Penske Automotive Group, Inc.	1,148	120,184
Petco Health & Wellness Co., Inc. *	3,555	52,401
Planet Fitness, Inc. Class A *	3,533	240,279
Polaris, Inc.	2,313	229,635
Pool Corp.	1,616	567,588
PulteGroup, Inc.	9,887	391,822
PVH Corp.	2,752	156,589
QuantumScape Corp. *	10,362	89,010
Ralph Lauren Corp.	1,926	172,666
RH *	727	154,313
Rivian Automotive, Inc. Class A *	7,452	191,814
Ross Stores, Inc.	14,439	1,014,051
Royal Caribbean Cruises Ltd. *	9,173	320,229
Scotts Miracle-Gro Co.	1,591	125,673
SiteOne Landscape Supply, Inc. *	1,869	222,168
Six Flags Entertainment Corp. *	3,271	70,981
Skechers USA, Inc. Class A *	5,587	198,785
Southwest Airlines Co. *	24,770	894,692
Tapestry, Inc.	11,043	337,032
Tempur Sealy International, Inc.	6,970	148,949
Thor Industries, Inc.	2,257	168,666
Toll Brothers, Inc.	4,626	206,320
Tractor Supply Co.	4,678	906,830

	Shares	Value
Travel & Leisure Co.	3,594	$139,519
Ulta Beauty, Inc. *	2,149	828,396
Under Armour, Inc. Class A *	7,991	66,565
Under Armour, Inc. Class C *	10,077	76,384
United Airlines Holdings, Inc. *	13,467	477,001
Univar Solutions, Inc. *	7,095	176,453
Vail Resorts, Inc.	1,695	369,595
VF Corp.	14,620	645,765
Victoria’s Secret, Inc. *	3,521	98,482
Watsco, Inc.	1,378	329,094
Wendy’s Co.	6,922	130,687
WESCO International, Inc. *	1,863	199,527
Whirlpool Corp.	2,299	356,046
Williams-Sonoma, Inc.	2,909	322,754
WW Grainger, Inc.	1,906	866,144
Wyndham Hotels & Resorts, Inc.	3,717	244,281
Wynn Resorts Ltd. *	4,466	254,473
YETI Holdings, Inc. *	3,628	156,984
Yum! Brands, Inc.	11,976	1,359,396

		49,297,699

Consumer, Non-Cyclical - 17.4%
10X Genomics, Inc. Class A *	3,787	171,362
ABIOMED, Inc. *	1,875	464,081
Acadia Healthcare Co., Inc. *	3,772	255,100
ADT, Inc.	8,739	53,745
Affirm Holdings, Inc. *	7,341	132,578
agilon health, Inc. *	7,825	170,820
Albertsons Cos., Inc. Class A	6,469	172,852
Align Technology, Inc. *	3,282	776,751
Alnylam Pharmaceuticals, Inc. *	5,048	736,251
Amedisys, Inc. *	1,360	142,963
AMERCO	378	180,771
AmerisourceBergen Corp.	6,240	882,835
Avantor, Inc. *	25,255	785,430
Avery Dennison Corp.	3,405	551,167
Avis Budget Group, Inc. *	1,243	182,820
Bio-Rad Laboratories, Inc. Class A *	898	444,510
Bio-Techne Corp.	1,622	562,250
Biogen, Inc. *	6,098	1,243,626
BioMarin Pharmaceutical, Inc. *	7,748	642,077
Booz Allen Hamilton Holding Corp.	5,447	492,191
Boston Beer Co., Inc. Class A *	395	119,673
Bright Horizons Family Solutions, Inc. *	2,471	208,849
Brown-Forman Corp. Class A	1,931	130,613
Brown-Forman Corp. Class B	7,629	535,251
Bruker Corp.	4,550	285,558
Bunge Ltd.	5,962	540,694
Campbell Soup Co.	8,082	388,340
Cardinal Health, Inc.	11,395	595,617
Catalent, Inc. *	7,120	763,905
Certara, Inc. *	4,795	102,901
Charles River Laboratories International, Inc. *	2,107	450,835
Chemed Corp.	611	286,797
Church & Dwight Co., Inc.	10,156	941,055
Cintas Corp.	3,662	1,367,867
Clarivate PLC *	20,607	285,613
Clorox Co.	5,142	724,919
Conagra Brands, Inc.	19,600	671,104
Cooper Cos., Inc.	2,018	631,876
Corteva, Inc.	30,312	1,641,092
CoStar Group, Inc. *	16,436	992,899
Coty, Inc. Class A *	14,824	118,740
Darling Ingredients, Inc. *	6,691	400,122
DaVita, Inc. *	2,442	195,262
Dentsply Sirona, Inc.	8,960	320,141
DexCom, Inc. *	16,298	1,214,690
Driven Brands Holdings, Inc. *	2,259	62,213
Dun & Bradstreet Holdings, Inc. *	10,513	158,010

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Elanco Animal Health, Inc. *	18,620	$365,511
Encompass Health Corp.	4,140	232,047
Envista Holdings Corp. *	6,823	262,958
Equifax, Inc.	5,084	929,254
Euronet Worldwide, Inc. *	2,013	202,488
Exact Sciences Corp. *	7,608	299,679
Exelixis, Inc. *	13,775	286,795
FleetCor Technologies, Inc. *	3,147	661,216
Flowers Foods, Inc.	7,950	209,244
FTI Consulting, Inc. *	1,422	257,169
Gartner, Inc. *	3,269	790,542
Ginkgo Bioworks Holdings, Inc. *	34,316	81,672
Global Payments, Inc.	11,688	1,293,160
Globus Medical, Inc. Class A *	3,323	186,553
Grand Canyon Education, Inc. *	1,330	125,273
Grocery Outlet Holding Corp. *	3,705	157,944
Guardant Health, Inc. *	4,107	165,676
GXO Logistics, Inc. *	4,417	191,124
H&R Block, Inc.	6,986	246,746
Henry Schein, Inc. *	5,734	440,027
Hershey Co.	6,105	1,313,552
Hertz Global Holdings, Inc. *	9,742	154,313
Hologic, Inc. *	10,288	712,958
Horizon Therapeutics PLC *	9,433	752,376
Hormel Foods Corp.	12,036	570,025
ICU Medical, Inc. *	844	138,745
IDEXX Laboratories, Inc. *	3,488	1,223,346
Incyte Corp. *	7,632	579,803
Ingredion, Inc.	2,711	239,002
Insulet Corp. *	2,918	635,949
Integra LifeSciences Holdings Corp. *	3,065	165,602
Ionis Pharmaceuticals, Inc. *	5,948	220,195
IQVIA Holdings, Inc. *	7,876	1,709,013
J M Smucker Co.	4,376	560,172
Jazz Pharmaceuticals PLC *	2,618	408,434
Kellogg Co.	10,557	753,136
Kroger Co.	27,429	1,298,215
Laboratory Corp. of America Holdings	3,875	908,145
Lamb Weston Holdings, Inc.	6,022	430,332
ManpowerGroup, Inc.	2,156	164,740
Maravai LifeSciences Holdings, Inc. Class A *	4,654	132,220
MarketAxess Holdings, Inc.	1,553	397,584
Masimo Corp. *	2,122	277,282
McCormick & Co., Inc.	10,485	872,876
Mirati Therapeutics, Inc. *	1,776	119,223
Mister Car Wash, Inc. *	3,154	34,316
Molina Healthcare, Inc. *	2,407	673,021
Molson Coors Beverage Co. Class B	7,320	399,013
Morningstar, Inc.	1,041	251,745
Natera, Inc. *	3,878	137,436
Neurocrine Biosciences, Inc. *	4,077	397,426
Nielsen Holdings PLC	14,753	342,565
Novavax, Inc. *	3,089	158,867
Novocure Ltd. *	4,335	301,282
Oak Street Health, Inc. *	4,871	80,079
Organon & Co.	10,443	352,451
Paylocity Holding Corp. *	1,682	293,374
Penumbra, Inc. *	1,561	194,376
Performance Food Group Co. *	6,359	292,387
PerkinElmer, Inc.	5,275	750,210
Perrigo Co. PLC	5,665	229,829
Pilgrim’s Pride Corp. *	2,016	62,960
Post Holdings, Inc. *	2,284	188,087
Premier, Inc. Class A	5,025	179,292
QIAGEN NV *	9,372	442,358
Quanta Services, Inc.	5,951	745,898
Quest Diagnostics, Inc.	4,892	650,538
QuidelOrtho Corp. *	1,992	193,583
Repligen Corp. *	2,313	375,631

	Shares	Value
ResMed, Inc.	6,043	$1,266,794
Reynolds Consumer Products, Inc.	2,304	62,830
Robert Half International, Inc.	4,502	337,155
Rollins, Inc.	9,962	347,873
Royalty Pharma PLC Class A	15,351	645,356
Sarepta Therapeutics, Inc. *	3,533	264,834
Seaboard Corp.	11	42,708
Seagen, Inc. *	5,669	1,003,073
Service Corp. International	6,455	446,170
Shift4 Payments, Inc. Class A *	2,215	73,228
Sotera Health Co. *	4,215	82,572
Spectrum Brands Holdings, Inc.	1,698	139,270
STERIS PLC	3,565	734,925
Syneos Health, Inc. *	4,311	309,012
Tandem Diabetes Care, Inc. *	2,824	167,153
Teladoc Health, Inc. *	6,973	231,573
Teleflex, Inc.	1,962	482,358
Tenet Healthcare Corp. *	4,445	233,629
Terminix Global Holdings, Inc. *	5,141	208,982
Toast, Inc. Class A *	9,453	122,322
TransUnion	8,048	643,760
Tyson Foods, Inc. Class A	11,915	1,025,405
Ultragenyx Pharmaceutical, Inc. *	2,966	176,952
United Rentals, Inc. *	2,989	726,058
United Therapeutics Corp. *	1,872	441,118
Universal Health Services, Inc. Class B	2,715	273,428
US Foods Holding Corp. *	9,400	288,392
Verisk Analytics, Inc.	6,497	1,124,566
Viatris, Inc.	50,214	525,741
Waters Corp. *	2,505	829,105
West Pharmaceutical Services, Inc.	3,096	936,138
WEX, Inc. *	1,895	294,786
WillScot Mobile Mini Holdings Corp. *	9,060	293,725
Zimmer Biomet Holdings, Inc.	8,775	921,901

		68,730,748

Energy - 5.1%
Antero Midstream Corp.	14,178	128,311
Antero Resources Corp. *	12,292	376,750
APA Corp.	14,095	491,915
Baker Hughes Co.	38,729	1,118,106
Cheniere Energy, Inc.	10,593	1,409,187
Chesapeake Energy Corp.	5,333	432,506
Continental Resources, Inc.	1,507	98,482
Coterra Energy, Inc.	33,245	857,389
Devon Energy Corp.	27,519	1,516,572
Diamondback Energy, Inc.	7,407	897,358
DTE Midstream LLC *	4,094	200,688
Enphase Energy, Inc. *	5,474	1,068,744
Enviva, Inc.	1,280	73,242
EQT Corp.	15,412	530,173
First Solar, Inc. *	4,496	306,312
Halliburton Co.	37,478	1,175,310
Hess Corp.	11,730	1,242,676
HF Sinclair Corp.	6,229	281,302
Marathon Oil Corp.	29,505	663,272
New Fortress Energy, Inc.	2,015	79,734
NOV, Inc.	16,523	279,404
ONEOK, Inc.	18,594	1,031,967
Ovintiv, Inc.	10,805	477,473
PDC Energy, Inc.	3,956	243,729
Phillips 66	20,130	1,650,459
Plug Power, Inc. *	21,533	356,802
Range Resources Corp. *	10,995	272,126
Southwestern Energy Co. *	46,538	290,862
Sunrun, Inc. *	8,537	199,424
Targa Resources Corp.	9,407	561,316
Texas Pacific Land Corp.	239	355,637
Williams Cos., Inc.	50,952	1,590,212

		20,257,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Financial - 20.7%
Affiliated Managers Group, Inc.	1,605	$187,143
Aflac, Inc.	26,721	1,478,473
AGNC Investment Corp. REIT	21,171	234,363
Air Lease Corp.	4,177	139,637
Alexandria Real Estate Equities, Inc. REIT	6,776	982,723
Alleghany Corp. *	547	455,706
Allstate Corp.	11,464	1,452,833
Ally Financial, Inc.	13,498	452,318
American Campus Communities, Inc. REIT	5,806	374,313
American Financial Group, Inc.	2,802	388,946
American Homes 4 Rent Class A REIT	12,853	455,510
Americold Realty Trust REIT	11,312	339,812
Ameriprise Financial, Inc.	4,592	1,091,427
Annaly Capital Management, Inc. REIT	65,160	385,096
Apartment Income REIT Corp. REIT	6,613	275,101
Apollo Global Management, Inc.	19,208	931,204
Arch Capital Group Ltd. *	15,075	685,762
Ares Management Corp. Class A	6,343	360,663
Arthur J Gallagher & Co.	8,668	1,413,231
Assurant, Inc.	2,246	388,221
Assured Guaranty Ltd.	2,575	143,659
AvalonBay Communities, Inc. REIT	5,842	1,134,808
Axis Capital Holdings Ltd.	3,284	187,484
Bank of Hawaii Corp.	1,687	125,513
Bank of New York Mellon Corp.	30,727	1,281,623
Bank OZK	4,727	177,404
Blue Owl Capital, Inc.	16,851	169,015
BOK Financial Corp.	1,278	96,591
Boston Properties, Inc. REIT	6,519	580,061
Brighthouse Financial, Inc. *	3,013	123,593
Brixmor Property Group, Inc. REIT	12,554	253,716
Brown & Brown, Inc.	9,886	576,749
Camden Property Trust REIT	4,335	582,971
Carlyle Group, Inc.	8,657	274,081
Cboe Global Markets, Inc.	4,410	499,168
CBRE Group, Inc. Class A *	13,798	1,015,671
Cincinnati Financial Corp.	6,541	778,248
Citizens Financial Group, Inc.	20,421	728,825
CNA Financial Corp.	1,166	52,353
Coinbase Global, Inc. Class A *	6,482	304,784
Comerica, Inc.	5,463	400,875
Commerce Bancshares, Inc.	4,506	295,819
Cousins Properties, Inc. REIT	6,278	183,506
Credit Acceptance Corp. *	290	137,289
CubeSmart REIT	9,518	406,609
Cullen/Frost Bankers, Inc.	2,520	293,454
Discover Financial Services	11,739	1,110,275
Douglas Emmett, Inc. REIT	7,054	157,868
Duke Realty Corp. REIT	15,971	877,606
East West Bancorp, Inc.	5,802	375,970
EastGroup Properties, Inc. REIT	1,720	265,448
EPR Properties REIT	3,138	147,266
Equitable Holdings, Inc.	16,013	417,459
Equity LifeStyle Properties, Inc. REIT	7,354	518,236
Equity Residential REIT	15,489	1,118,616
Erie Indemnity Co. Class A	1,064	204,490
Essex Property Trust, Inc. REIT	2,717	710,523
Evercore, Inc. Class A	1,616	151,274
Everest Re Group Ltd.	1,609	450,970
Extra Space Storage, Inc. REIT	5,525	939,913
Federal Realty Investment Trust REIT	3,317	317,570
Fidelity National Financial, Inc.	11,204	414,100
Fifth Third Bancorp	28,497	957,499
First American Financial Corp.	4,288	226,921
First Citizens BancShares, Inc. Class A	514	336,043
First Hawaiian, Inc.	5,398	122,589
First Horizon Corp.	21,954	479,914
First Industrial Realty Trust, Inc. REIT	5,702	270,731

	Shares	Value
First Republic Bank	7,477	$1,078,183
FNB Corp.	14,503	157,503
Franklin Resources, Inc.	11,794	274,918
Gaming & Leisure Properties, Inc. REIT	9,908	454,381
Globe Life, Inc.	3,784	368,826
Hanover Insurance Group, Inc.	1,432	209,430
Hartford Financial Services Group, Inc.	13,729	898,288
Healthcare Trust of America, Inc. Class A REIT	9,639	269,024
Healthpeak Properties, Inc. REIT	22,552	584,322
Highwoods Properties, Inc. REIT	4,358	149,000
Host Hotels & Resorts, Inc. REIT	29,424	461,368
Howard Hughes Corp. *	1,574	107,111
Hudson Pacific Properties, Inc. REIT	5,566	82,599
Huntington Bancshares, Inc.	60,023	722,077
Interactive Brokers Group, Inc. Class A	3,883	213,604
Invesco Ltd.	15,614	251,854
Invitation Homes, Inc. REIT	25,803	918,071
Iron Mountain, Inc. REIT	11,951	581,894
Janus Henderson Group PLC	5,761	135,441
JBG SMITH Properties REIT	4,709	111,321
Jefferies Financial Group, Inc.	8,666	239,355
Jones Lang LaSalle, Inc. *	2,067	361,436
Kemper Corp.	2,806	134,407
KeyCorp	38,843	669,265
Kilroy Realty Corp. REIT	4,918	257,359
Kimco Realty Corp. REIT	25,285	499,884
KKR & Co., Inc.	23,988	1,110,404
Lamar Advertising Co. Class A REIT	3,657	321,706
Lazard Ltd. Class A	3,881	125,783
Life Storage, Inc. REIT	3,562	397,733
Lincoln National Corp.	7,167	335,201
Loews Corp.	8,516	504,658
LPL Financial Holdings, Inc.	3,322	612,843
M&T Bank Corp.	7,474	1,191,281
Markel Corp. *	559	722,927
Medical Properties Trust, Inc. REIT	25,065	382,743
MGIC Investment Corp.	12,555	158,193
Mid-America Apartment Communities, Inc. REIT	4,802	838,765
Nasdaq, Inc.	4,793	731,124
National Retail Properties, Inc. REIT	7,408	318,544
National Storage Affiliates Trust REIT	3,550	177,748
New Residential Investment Corp. REIT	17,141	159,754
New York Community Bancorp, Inc.	19,144	174,785
Northern Trust Corp.	8,597	829,439
Old Republic International Corp.	11,872	265,458
Omega Healthcare Investors, Inc. REIT	9,706	273,612
OneMain Holdings, Inc.	4,949	184,994
PacWest Bancorp	4,918	131,114
Park Hotels & Resorts, Inc. REIT	9,156	124,247
Pinnacle Financial Partners, Inc.	3,151	227,849
Popular, Inc.	3,134	241,099
Primerica, Inc.	1,564	187,195
Principal Financial Group, Inc.	10,459	698,557
Prosperity Bancshares, Inc.	3,630	247,820
Prudential Financial, Inc.	15,698	1,501,985
Raymond James Financial, Inc.	8,061	720,734
Rayonier, Inc. REIT	6,352	237,438
Realty Income Corp. REIT	25,183	1,718,992
Regency Centers Corp. REIT	7,181	425,905
Regions Financial Corp.	39,093	732,994
Reinsurance Group of America, Inc.	2,742	321,609
RenaissanceRe Holdings Ltd. (Bermuda)	1,776	277,713
Rexford Industrial Realty, Inc. REIT	7,031	404,915
Rocket Cos., Inc. Class A	5,383	39,619
Ryan Specialty Holdings, Inc. *	3,439	134,774
SBA Communications Corp. REIT	4,461	1,427,743
SEI Investments Co.	4,318	233,258
Signature Bank	2,589	463,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Simon Property Group, Inc. REIT	13,645	$1,295,183
SL Green Realty Corp. REIT	2,630	121,374
SLM Corp.	11,077	176,567
SoFi Technologies, Inc. *	33,245	175,201
Spirit Realty Capital, Inc. REIT	5,703	215,459
Starwood Property Trust, Inc. REIT	12,281	256,550
State Street Corp.	15,346	946,081
Stifel Financial Corp.	4,327	242,399
STORE Capital Corp. REIT	10,803	281,742
Sun Communities, Inc. REIT	5,017	799,509
SVB Financial Group *	2,455	969,700
Synchrony Financial	20,901	577,286
Synovus Financial Corp.	5,839	210,496
T Rowe Price Group, Inc.	9,361	1,063,503
TFS Financial Corp.	2,711	37,222
Tradeweb Markets, Inc. Class A	4,617	315,110
UDR, Inc. REIT	13,268	610,859
Umpqua Holdings Corp.	9,157	153,563
Unum Group	8,357	284,305
Upstart Holdings, Inc. *	3,069	97,042
UWM Holdings Corp.	4,728	16,737
Ventas, Inc. REIT	16,698	858,778
VICI Properties, Inc. REIT	40,236	1,198,630
Virtu Financial, Inc. Class A	4,203	98,392
Vornado Realty Trust REIT	7,441	212,738
Voya Financial, Inc.	4,211	250,681
W R Berkley Corp.	8,610	587,719
Webster Financial Corp.	7,459	314,397
Welltower, Inc. REIT	19,011	1,565,556
Western Alliance Bancorp	4,566	322,360
Western Union Co.	15,951	262,713
WeWork, Inc. Class A *	5,435	27,284
Weyerhaeuser Co. REIT	31,138	1,031,291
White Mountains Insurance Group Ltd.	124	154,520
Willis Towers Watson PLC	4,638	915,495
Wintrust Financial Corp.	2,546	204,062
WP Carey, Inc. REIT	7,892	653,931
Zions Bancorp NA	6,228	317,005

		82,177,223

Industrial - 12.9%
Acuity Brands, Inc.	1,463	225,360
Advanced Drainage Systems, Inc.	2,603	234,452
AECOM	5,493	358,253
AGCO Corp.	2,542	250,895
Agilent Technologies, Inc.	12,544	1,489,851
Allegion PLC	3,664	358,706
Amcor PLC	62,733	779,771
AMETEK, Inc.	9,638	1,059,120
Amphenol Corp. Class A	24,498	1,577,181
AO Smith Corp.	5,263	287,781
AptarGroup, Inc.	2,667	275,261
Ardagh Group SA * Ω	1,329	15,589
Ardagh Metal Packaging SA	6,581	40,144
Armstrong World Industries, Inc.	1,863	139,650
Arrow Electronics, Inc. *	2,750	308,247
Avnet, Inc.	3,938	168,861
Axon Enterprise, Inc. *	2,854	265,907
AZEK Co., Inc. *	4,764	79,749
Ball Corp.	13,123	902,469
Berry Global Group, Inc. *	5,454	298,007
Builders FirstSource, Inc. *	7,189	386,049
BWX Technologies, Inc.	3,680	202,731
Carlisle Cos., Inc.	2,138	510,148
Carrier Global Corp.	35,462	1,264,575
CH Robinson Worldwide, Inc.	5,248	531,990
ChargePoint Holdings, Inc. *	8,306	113,709
Clean Harbors, Inc. *	2,148	188,315
Cognex Corp.	7,180	305,294
Coherent, Inc. *	1,041	277,135

	Shares	Value
Crane Co.	1,957	$171,355
Crown Holdings, Inc.	4,933	454,675
Curtiss-Wright Corp.	1,570	207,334
Donaldson Co., Inc.	5,008	241,085
Dover Corp.	6,016	729,861
Eagle Materials, Inc.	1,640	180,302
Enovis Corp. *	2,286	125,730
Esab Corp.	2,343	102,506
Expeditors International of Washington, Inc.	6,982	680,466
Flowserve Corp.	5,515	157,894
Fortive Corp.	15,005	815,972
Fortune Brands Home & Security, Inc.	5,461	327,005
Garmin Ltd.	6,429	631,649
Gates Industrial Corp. PLC *	5,079	54,904
Generac Holdings, Inc. *	2,601	547,719
Graco, Inc.	6,914	410,761
Graphic Packaging Holding Co.	12,789	262,174
Hayward Holdings, Inc. *	3,433	49,401
HEICO Corp.	1,900	249,128
HEICO Corp. Class A	3,335	351,442
Hexcel Corp.	3,544	185,387
Howmet Aerospace, Inc.	15,678	493,073
Hubbell, Inc.	2,239	399,841
Huntington Ingalls Industries, Inc.	1,616	351,997
IDEX Corp.	3,160	573,951
II-VI, Inc. *	5,346	272,394
Ingersoll Rand, Inc.	16,998	715,276
ITT, Inc.	3,482	234,130
Jabil, Inc.	5,729	293,382
Jacobs Engineering Group, Inc.	5,345	679,510
JB Hunt Transport Services, Inc.	3,488	549,255
Keysight Technologies, Inc. *	7,581	1,045,041
Kirby Corp. *	2,527	153,743
Knight-Swift Transportation Holdings, Inc.	6,564	303,848
Landstar System, Inc.	1,541	224,092
Lennox International, Inc.	1,354	279,723
Lincoln Electric Holdings, Inc.	2,343	289,032
Littelfuse, Inc.	1,020	259,121
Louisiana-Pacific Corp.	3,404	178,404
Martin Marietta Materials, Inc.	2,601	778,323
Masco Corp.	9,857	498,764
MasTec, Inc. *	2,604	186,603
MDU Resources Group, Inc.	8,549	230,737
Mercury Systems, Inc. *	2,375	152,784
Mettler-Toledo International, Inc. *	936	1,075,249
Middleby Corp. *	2,246	281,559
Mohawk Industries, Inc. *	2,199	272,874
MSA Safety, Inc.	1,555	188,264
National Instruments Corp.	5,265	164,426
Nordson Corp.	2,404	486,666
nVent Electric PLC	6,695	209,754
Old Dominion Freight Line, Inc.	4,263	1,092,522
Oshkosh Corp.	2,675	219,724
Otis Worldwide Corp.	17,700	1,250,859
Owens Corning	4,052	301,104
Packaging Corp. of America	3,864	531,300
Parker-Hannifin Corp.	5,354	1,317,352
Pentair PLC	6,755	309,176
Regal Rexnord Corp.	2,802	318,083
Republic Services, Inc.	8,626	1,128,885
Rockwell Automation, Inc.	4,864	969,444
Ryder System, Inc.	2,055	146,028
Schneider National, Inc. Class B	2,423	54,227
Sealed Air Corp.	6,090	351,515
Sensata Technologies Holding PLC	6,329	261,451
Silgan Holdings, Inc.	3,552	146,875
Snap-on, Inc.	2,187	430,905
Sonoco Products Co.	3,957	225,707
Spirit AeroSystems Holdings, Inc. Class A	4,441	130,121
Stanley Black & Decker, Inc.	6,307	661,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Stericycle, Inc. *	3,879	$170,094
TD SYNNEX Corp.	1,888	171,997
Teledyne Technologies, Inc. *	1,923	721,337
Tetra Tech, Inc.	2,228	304,233
Textron, Inc.	8,984	548,653
Timken Co.	2,511	133,209
TopBuild Corp. *	1,326	221,654
Toro Co.	4,290	325,139
Trane Technologies PLC	9,760	1,267,531
TransDigm Group, Inc. *	2,197	1,179,064
Trex Co., Inc. *	4,777	259,964
Trimble, Inc. *	10,443	608,096
Universal Display Corp.	1,836	185,693
Valmont Industries, Inc.	885	198,798
Vertiv Holdings Co.	12,389	101,838
Vontier Corp.	6,687	153,734
Vulcan Materials Co.	5,537	786,808
Westinghouse Air Brake Technologies Corp.	7,571	621,428
Westrock Co.	10,598	422,224
Woodward, Inc.	2,461	227,618
XPO Logistics, Inc. *	4,351	209,544
Xylem, Inc.	7,451	582,519

		50,901,571

Technology - 12.4%
Akamai Technologies, Inc. *	6,629	605,427
Allegro MicroSystems, Inc. * (Japan)	2,239	46,325
Alteryx, Inc. Class A *	2,493	120,711
Amdocs Ltd.	5,084	423,548
ANSYS, Inc. *	3,638	870,537
AppLovin Corp. Class A *	9,407	323,977
Aspen Technology, Inc. *	1,139	209,211
Avalara, Inc. *	3,611	254,937
Azenta, Inc.	3,088	222,645
Bentley Systems, Inc. Class B	7,050	234,765
Bill.com Holdings, Inc. *	4,140	455,152
Black Knight, Inc. *	6,484	423,989
Broadridge Financial Solutions, Inc.	4,880	695,644
CACI International, Inc. Class A *	942	265,437
Cadence Design Systems, Inc. *	11,412	1,712,142
CCC Intelligent Solutions Holdings, Inc. *	7,071	65,053
CDK Global, Inc.	4,749	260,103
Ceridian HCM Holding, Inc. *	5,758	271,087
Change Healthcare, Inc. *	10,610	244,667
Cirrus Logic, Inc. *	2,414	175,111
Citrix Systems, Inc.	5,383	523,066
Cloudflare, Inc. Class A *	11,686	511,262
Concentrix Corp.	1,775	240,761
Confluent, Inc. Class A *	5,194	120,709
Coupa Software, Inc. *	3,158	180,322
Crowdstrike Holdings, Inc. Class A *	8,795	1,482,485
Datadog, Inc. Class A *	10,729	1,021,830
Definitive Healthcare Corp. *	1,330	30,497
Dell Technologies, Inc. Class C	11,185	516,859
DocuSign, Inc. *	8,365	479,984
DoubleVerify Holdings, Inc. *	2,700	61,209
Doximity, Inc. Class A *	4,010	139,628
Dropbox, Inc. Class A *	11,721	246,024
DXC Technology Co. *	10,335	313,254
Dynatrace, Inc. *	8,317	328,022
Elastic NV *	3,178	215,055
Electronic Arts, Inc.	11,725	1,426,346
Entegris, Inc.	5,593	515,283
EPAM Systems, Inc. *	2,331	687,132
Fair Isaac Corp. *	1,054	422,549
Five9, Inc. *	2,991	272,600
Fortinet, Inc. *	27,432	1,552,102
Genpact Ltd.	7,495	317,488
GLOBALFOUNDRIES, Inc. *	2,613	105,408

	Shares	Value
Globant SA *	1,701	$295,974
Guidewire Software, Inc. *	3,400	241,366
Hewlett Packard Enterprise Co.	54,324	720,336
HP, Inc.	44,083	1,445,041
HubSpot, Inc. *	1,904	572,438
Informatica, Inc. Class A *	1,709	35,496
IPG Photonics Corp. *	1,412	132,911
Jack Henry & Associates, Inc.	3,011	542,040
Jamf Holding Corp. *	2,727	67,548
KBR, Inc.	5,797	280,517
Kyndryl Holdings, Inc. *	7,536	73,702
Lattice Semiconductor Corp. *	5,675	275,237
Leidos Holdings, Inc.	5,697	573,745
Lumentum Holdings, Inc. *	2,883	228,968
Manhattan Associates, Inc. *	2,575	295,095
Microchip Technology, Inc.	22,508	1,307,265
MKS Instruments, Inc.	2,321	238,204
MongoDB, Inc. *	2,629	682,225
Monolithic Power Systems, Inc.	1,898	728,908
MSCI, Inc.	3,297	1,358,858
nCino, Inc. *	2,380	73,590
NCR Corp. *	5,405	168,149
NetApp, Inc.	9,304	606,993
New Relic, Inc. *	2,232	111,712
Nutanix, Inc. Class A *	9,051	132,416
ON Semiconductor Corp. *	18,287	920,019
Palantir Technologies, Inc. Class A *	75,651	686,155
Paychex, Inc.	13,493	1,536,448
Paycom Software, Inc. *	2,156	603,939
Paycor HCM, Inc. *	1,681	43,706
Pegasystems, Inc.	1,730	82,763
Playtika Holding Corp. *	4,405	58,322
Procore Technologies, Inc. *	2,921	132,584
PTC, Inc. *	4,373	465,025
Pure Storage, Inc. Class A *	12,016	308,931
Qorvo, Inc. *	4,522	426,515
RingCentral, Inc. Class A *	3,577	186,934
ROBLOX Corp. Class A *	18,411	604,985
Science Applications International Corp.	2,283	212,547
SentinelOne, Inc. Class A *	7,169	167,253
Signify Health, Inc. Class A *	3,217	44,395
Skyworks Solutions, Inc.	6,726	623,097
Smartsheet, Inc. Class A *	5,025	157,936
Splunk, Inc. *	6,742	596,397
SS&C Technologies Holdings, Inc.	9,332	541,909
Synopsys, Inc. *	6,378	1,936,999
Take-Two Interactive Software, Inc. *	6,623	811,516
Teradata Corp. *	4,261	157,700
Teradyne, Inc.	6,693	599,358
Thoughtworks Holding, Inc. *	3,560	50,232
Twilio, Inc. Class A *	7,174	601,253
Tyler Technologies, Inc. *	1,743	579,513
UiPath, Inc. Class A *	15,603	283,819
Unity Software, Inc. *	8,711	320,739
Veeva Systems, Inc. Class A *	5,828	1,154,177
Western Digital Corp. *	13,064	585,659
Wolfspeed, Inc. *	4,832	306,590
Zebra Technologies Corp. Class A *	2,188	643,163
Zoom Video Communications, Inc. Class A *	10,563	1,140,487
ZoomInfo Technologies, Inc. Class A *	11,494	382,060
Zscaler, Inc. *	3,488	521,491

		49,253,693

Utilities - 5.8%
AES Corp.	27,903	586,242
Alliant Energy Corp.	10,424	610,951
Ameren Corp.	10,724	969,021
American Water Works Co., Inc.	7,610	1,132,140
Atmos Energy Corp.	5,807	650,965

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Avangrid, Inc.	2,964	$136,700
Brookfield Renewable Corp. Class A	5,416	192,864
CenterPoint Energy, Inc.	26,355	779,581
CMS Energy Corp.	12,110	817,425
Consolidated Edison, Inc.	14,845	1,411,759
Constellation Energy Corp.	13,660	782,172
DTE Energy Co.	8,069	1,022,746
Edison International	15,726	994,512
Entergy Corp.	8,444	951,132
Essential Utilities, Inc.	9,514	436,217
Evergy, Inc.	9,297	606,629
Eversource Energy	14,415	1,217,635
FirstEnergy Corp.	22,714	871,990
Hawaiian Electric Industries, Inc.	4,767	194,970
IDACORP, Inc.	2,135	226,139
National Fuel Gas Co.	3,701	244,451
NiSource, Inc.	17,070	503,394
NRG Energy, Inc.	9,868	376,662
OGE Energy Corp.	8,143	313,994
PG&E Corp. *	64,881	647,512
Pinnacle West Capital Corp.	4,629	338,472
PPL Corp.	30,826	836,309
Public Service Enterprise Group, Inc.	20,829	1,318,059
UGI Corp.	8,821	340,579
Vistra Corp.	17,827	407,347
WEC Energy Group, Inc.	13,201	1,328,549
Xcel Energy, Inc.	22,805	1,613,682

		22,860,800

Total Common Stocks (Cost $409,297,827)		383,098,870

EXCHANGE-TRADED FUND - 2.4%
iShares Russell Mid-Cap	147,150	9,514,719

Total Exchange-Traded Fund (Cost $10,252,018)		9,514,719

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $2,452,733; collateralized by U.S. Treasury Notes: 1.500% due 08/15/26 and value $2,501,782)	$2,452,716	$2,452,716

Total Short-Term Investment (Cost $2,452,716)		2,452,716

TOTAL INVESTMENTS - 99.7% (Cost $422,002,561)		395,066,305

DERIVATIVES - (0.0%)		(100,584)

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,363,503

NET ASSETS - 100.0%		$396,329,224

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.7%
Consumer, Non-Cyclical	17.4%
Industrial	12.9%
Consumer, Cyclical	12.4%
Technology	12.4%
Communications	6.2%
Utilities	5.8%
Energy	5.1%
Basic Materials	3.8%
Others (each less than 3.0%)	3.0%

	99.7%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.3%

	100.0%

(b)

An investment with a value of $15,589 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/22	5	$953,589	$947,375	($6,214)
S&P MID 400 E-Mini Index	09/22	8	1,908,770	1,814,400	(94,370)

Total Futures Contracts					($100,584)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$14,889,913	$14,889,913	$-	$-
	Communications	24,729,783	24,729,783	-	-
	Consumer, Cyclical	49,297,699	49,297,699	-	-
	Consumer, Non-Cyclical	68,730,748	68,730,748	-	-
	Energy	20,257,440	20,257,440	-	-
	Financial	82,177,223	82,177,223	-	-
	Industrial	50,901,571	50,885,982	15,589	-
	Technology	49,253,693	49,253,693	-	-
	Utilities	22,860,800	22,860,800	-	-

	Total Common Stocks	383,098,870	383,083,281	15,589	-

	Exchange-Traded Fund	9,514,719	9,514,719	-	-
	Short-Term Investment	2,452,716	-	2,452,716	-

	Total Assets	395,066,305	392,598,000	2,468,305	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(100,584)	(100,584)	-	-
	Due to Custodian	(157,674)	-	(157,674)	-

	Total Liabilities	(258,258)	(100,584)	(157,674)	-

	Total	$394,808,047	$392,497,416	$2,310,631	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	758	$1,924
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	33	34

		1,958

Total Rights (Cost $68)		1,958

COMMON STOCKS - 96.1%
Basic Materials - 3.9%
5E Advanced Materials, Inc. *	1,853	22,570
AdvanSix, Inc.	531	17,757
Allegheny Technologies, Inc. *	7,121	161,718
American Vanguard Corp.	1,459	32,609
Amyris, Inc. *	1,176	2,176
Balchem Corp.	1,828	237,165
Cabot Corp.	3,191	203,554
Century Aluminum Co. *	2,980	21,963
Codexis, Inc. *	3,510	36,715
Commercial Metals Co.	1,180	39,058
Compass Minerals International, Inc.	1,968	69,647
Constellium SE *	3,795	50,132
Dakota Gold Corp. *	2,914	9,762
Diversey Holdings Ltd. *	4,483	29,588
Energy Fuels, Inc. *	7,385	36,260
GCP Applied Technologies, Inc. *	2,630	82,266
Hawkins, Inc.	682	24,572
HB Fuller Co.	2,628	158,232
Hycroft Mining Holding Corp. *	7,248	8,045
Ingevity Corp. *	2,232	140,928
Innospec, Inc.	1,205	115,427
Kaiser Aluminum Corp.	909	71,893
Kronos Worldwide, Inc.	1,271	23,386
Lightwave Logic, Inc. *	6,413	41,941
Livent Corp. *	9,299	210,994
Neenah, Inc.	152	5,189
Novagold Resources, Inc. * (Canada)	12,994	62,501
Origin Materials, Inc. *	3,742	19,159
Orion Engineered Carbons SA (Germany)	3,470	53,889
Piedmont Lithium, Inc. *	277	10,086
Quaker Chemical Corp.	513	76,704
Rogers Corp. *	1,076	282,009
Schnitzer Steel Industries, Inc. Class A	131	4,302
Sensient Technologies Corp.	2,275	183,274
Stepan Co.	139	14,088
Sylvamo Corp.	1,911	62,451
Ur-Energy, Inc. *	10,265	10,881
Uranium Energy Corp. *	16,615	51,174
US Lime & Minerals, Inc.	90	9,504

		2,693,569

Communications - 5.3%
A10 Networks, Inc.	2,999	43,126
AdTheorent Holding Co., Inc. *	920	2,843
ADTRAN, Inc.	2,537	44,474
aka Brands Holding Corp. *	551	1,521
Allbirds, Inc. Class A *	1,424	5,596
Anterix, Inc. *	207	8,502
Arena Group Holdings, Inc. *	488	4,392
Calix, Inc. *	2,563	87,501
Cambium Networks Corp. *	645	9,449
Cargurus, Inc. *	5,849	125,695
CarParts.com, Inc. *	2,920	20,265

	Shares	Value
Cars.com, Inc. *	540	$5,092
Casa Systems, Inc. *	1,956	7,687
Clearfield, Inc. *	663	41,073
Cogent Communications Holdings, Inc.	1,345	81,722
CommScope Holding Co., Inc. *	11,767	72,014
Consolidated Communications Holdings, Inc. *	405	2,835
Couchbase, Inc. *	1,520	24,958
Credo Technology Group Holding Ltd. *	1,348	15,745
Cyxtera Technologies, Inc. *	2,442	27,692
DHI Group, Inc. *	2,073	10,303
DigitalBridge Group, Inc. REIT *	30,396	148,332
DZS, Inc. *	1,000	16,270
Edgio, Inc. *	7,255	16,759
Entravision Communications Corp. Class A	2,474	11,281
ePlus, Inc. *	1,171	62,204
Eventbrite, Inc. Class A *	3,883	39,878
EverQuote, Inc. Class A *	1,169	10,334
Extreme Networks, Inc. *	7,333	65,410
Figs, Inc. Class A *	6,226	56,719
Focus Universal, Inc. *	1,015	11,591
Gambling.com Group Ltd. * (Jersey)	498	3,919
Globalstar, Inc. *	33,532	41,244
Gogo, Inc. *	252	4,080
Gray Television, Inc.	2,130	35,976
Groupon, Inc. *	117	1,322
Harmonic, Inc. *	5,281	45,786
IDT Corp. Class B *	588	14,788
Infinera Corp. *	10,860	58,210
Innovid Corp. * (Israel)	1,135	1,884
InterDigital, Inc.	660	40,128
Iridium Communications, Inc. *	7,308	274,488
Liquidity Services, Inc. *	708	9,516
Lulu’s Fashion Lounge Holdings, Inc. *	362	3,928
Marqeta, Inc. Class A *	24,908	202,004
MediaAlpha, Inc. Class A *	1,333	13,130
NeoPhotonics Corp. *	3,016	47,442
Nerdy, Inc. *	3,109	6,622
Ondas Holdings, Inc. *	1,961	10,570
Ooma, Inc. *	1,314	15,558
Open Lending Corp. Class A *	6,052	61,912
OptimizeRx Corp. *	1,087	29,773
Perficient, Inc. *	1,960	179,712
Planet Labs PBC *	7,787	33,718
Plantronics, Inc. *	2,427	96,303
Q2 Holdings, Inc. *	3,205	123,617
QuinStreet, Inc. *	182	1,831
Quotient Technology, Inc. *	83	247
RealReal, Inc. *	801	1,994
Revolve Group, Inc. *	2,343	60,707
Rover Group, Inc. *	5,033	18,924
Shutterstock, Inc.	1,391	79,718
Sinclair Broadcast Group, Inc. Class A	2,390	48,756
Squarespace, Inc. Class A *	449	9,393
Stagwell, Inc. *	206	1,119
Starry Group Holdings, Inc. Class A *	1,283	5,286
Stitch Fix, Inc. Class A *	1,856	9,169
TechTarget, Inc. *	1,573	103,378
Thryv Holdings, Inc. *	372	8,329
Tucows, Inc. Class A *	568	25,282
Upwork, Inc. *	6,878	142,237
Value Line, Inc.	55	3,633
Viavi Solutions, Inc. *	13,058	172,757
Vimeo, Inc. *	8,213	49,442
Vivid Seats, Inc. Class A	360	2,689
Vonage Holdings Corp. *	14,744	277,777
WideOpenWest, Inc. *	1,765	32,141
Yelp, Inc. *	3,946	109,580

		3,601,282

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Consumer, Cyclical - 10.8%
Accel Entertainment, Inc. *	3,567	$37,882
Acushnet Holdings Corp.	556	23,174
Allegiant Travel Co. *	389	43,992
American Axle & Manufacturing Holdings, Inc. *	350	2,635
Arko Corp.	4,873	39,764
Asbury Automotive Group, Inc. *	369	62,486
Aspen Aerogels, Inc. *	1,571	15,521
Aterian, Inc. *	297	642
Avient Corp.	3,839	153,867
Beacon Roofing Supply, Inc. *	2,185	112,222
Bed Bath & Beyond, Inc. *	3,284	16,321
Bloomin’ Brands, Inc.	3,687	61,278
Blue Bird Corp. *	1,002	9,228
Boot Barn Holdings, Inc. *	1,693	116,665
Brinker International, Inc. *	2,236	49,259
Buckle, Inc.	1,606	44,470
Build-A-Bear Workshop, Inc.	590	9,688
Caleres, Inc.	2,090	54,842
Camping World Holdings, Inc. Class A	2,208	47,671
Canoo, Inc. *	6,613	12,234
Cavco Industries, Inc. *	527	103,287
Century Casinos, Inc. *	1,645	11,844
Century Communities, Inc.	117	5,261
Cheesecake Factory, Inc.	2,896	76,512
Chico’s FAS, Inc. *	5,065	25,173
Children’s Place, Inc. *	489	19,032
Cinemark Holdings, Inc. *	4,927	74,004
Citi Trends, Inc. *	25	591
Clarus Corp.	1,383	26,263
Cracker Barrel Old Country Store, Inc.	1,331	111,125
Crocs, Inc. *	3,481	169,420
Dave & Buster’s Entertainment, Inc. *	2,464	80,770
Denny’s Corp. *	2,463	21,379
Designer Brands, Inc. Class A	2,411	31,488
Destination XL Group, Inc. *	1,800	6,102
Dillard’s, Inc. Class A	247	54,481
Dine Brands Global, Inc.	790	51,413
Dorman Products, Inc. *	1,512	165,881
Douglas Dynamics, Inc.	1,290	37,075
Dream Finders Homes, Inc. Class A *	1,202	12,789
Duluth Holdings, Inc. Class B *	353	3,368
Ermenegildo Zegna Holditalia SpA * (Italy)	613	6,467
Everi Holdings, Inc. *	2,733	44,575
EVgo, Inc. *	464	2,789
F45 Training Holdings, Inc. *	2,076	8,159
First Watch Restaurant Group, Inc. *	195	2,812
FirstCash, Inc.	1,105	76,809
Fisker, Inc. *	9,413	80,669
Forestar Group, Inc. *	257	3,518
Fox Factory Holding Corp. *	2,434	196,034
Franchise Group, Inc.	1,474	51,693
Frontier Group Holdings, Inc. *	2,310	21,645
Full House Resorts, Inc. *	509	3,095
Funko, Inc. Class A *	1,746	38,971
Gentherm, Inc. *	1,901	118,641
Global Industrial Co.	542	18,303
GMS, Inc. *	2,482	110,449
Golden Entertainment, Inc. *	1,173	46,392
Green Brick Partners, Inc. *	442	8,650
Guess?, Inc.	1,953	33,299
H&E Equipment Services, Inc.	1,830	53,015
Healthcare Services Group, Inc.	2,041	35,534
Hibbett, Inc.	581	25,395
Hilton Grand Vacations, Inc. *	5,145	183,831
HNI Corp.	2,423	84,054
Holley, Inc. *	2,950	30,975
Hovnanian Enterprises, Inc. Class A *	296	12,666

	Shares	Value
Hudson Technologies, Inc. *	2,474	$18,580
Hyzon Motors, Inc. *	5,037	14,809
IMAX Corp. *	1,695	28,629
indie Semiconductor, Inc. Class A *	5,725	32,632
Installed Building Products, Inc.	1,392	115,759
Interface, Inc.	2,725	34,171
International Game Technology PLC	1,281	23,775
iRobot Corp. *	1,355	49,796
Jack in the Box, Inc.	172	9,642
KB Home	827	23,536
Kontoor Brands, Inc.	3,260	108,786
Kura Sushi USA, Inc. Class A *	270	13,373
LCI Industries	1,425	159,429
LGI Homes, Inc. *	79	6,865
Liberty Media Corp. - Liberty Braves Class A *	602	15,140
Liberty Media Corp. - Liberty Braves Class C *	2,161	51,864
Lightning eMotors, Inc. *	2,246	6,221
Lindblad Expeditions Holdings, Inc. *	142	1,150
Lovesac Co. *	816	22,440
Luminar Technologies, Inc. *	13,697	81,223
M/I Homes, Inc. *	211	8,368
Malibu Boats, Inc. Class A *	1,190	62,725
Marine Products Corp.	507	4,822
MarineMax, Inc. *	96	3,468
MasterCraft Boat Holdings, Inc. *	1,190	25,049
MDC Holdings, Inc.	850	27,463
Meritage Homes Corp. *	129	9,352
Meritor, Inc. *	4,029	146,374
Microvast Holdings, Inc. *	5,821	12,923
Miller Industries, Inc.	9	204
Monarch Casino & Resort, Inc. *	764	44,824
Murphy USA, Inc.	1,285	299,238
National Vision Holdings, Inc. *	284	7,810
NEOGAMES SA * (Israel)	754	10,111
Nikola Corp. *	16,752	79,739
Noodles & Co. *	2,430	11,421
Nu Skin Enterprises, Inc. Class A	1,177	50,964
ONE Group Hospitality, Inc. *	1,240	9,139
OneSpaWorld Holdings Ltd. * (Bahamas)	3,807	27,296
OneWater Marine, Inc. Class A *	54	1,785
Oxford Industries, Inc.	616	54,664
Papa John’s International, Inc.	1,364	113,921
Party City Holdco, Inc. *	2,227	2,940
Patrick Industries, Inc.	131	6,791
PetMed Express, Inc.	954	18,985
Portillo’s, Inc. Class A *	1,062	17,364
PriceSmart, Inc.	889	63,679
Proterra, Inc. *	5,810	26,958
Purple Innovation, Inc. *	198	606
RCI Hospitality Holdings, Inc.	469	22,681
Red Rock Resorts, Inc. Class A	1,390	46,370
Reservoir Media, Inc. *	1,101	7,178
Rite Aid Corp. *	1,446	9,746
Rocky Brands, Inc.	24	820
Rush Street Interactive, Inc. *	3,414	15,943
Ruth’s Hospitality Group, Inc.	1,873	30,455
Sally Beauty Holdings, Inc. *	5,702	67,968
SeaWorld Entertainment, Inc. *	1,304	57,611
Shake Shack, Inc. Class A *	2,151	84,921
Shyft Group, Inc.	1,981	36,827
Skyline Champion Corp. *	3,060	145,105
Sleep Number Corp. *	552	17,084
Solid Power, Inc. *	1,286	6,919
Sonder Holdings, Inc. *	2,505	2,605
Sonos, Inc. *	7,322	132,089
Sovos Brands, Inc. *	1,132	17,965
Steven Madden Ltd.	4,528	145,847
Sun Country Airlines Holdings, Inc. *	2,041	37,432

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Sweetgreen, Inc. Class A *	772	$8,994
Target Hospitality Corp. *	1,752	10,004
Taylor Morrison Home Corp. *	860	20,090
Tenneco, Inc. Class A *	4,735	81,253
Texas Roadhouse, Inc.	3,923	287,164
Titan International, Inc. *	2,936	44,334
Torrid Holdings, Inc. *	311	1,344
Tri Pointe Homes, Inc. *	502	8,469
Veritiv Corp. *	836	90,748
Vinco Ventures, Inc. *	6,086	8,399
Virgin Galactic Holdings, Inc. *	6,233	37,523
Visteon Corp. *	1,596	165,314
Vizio Holding Corp. Class A *	3,893	26,550
Wabash National Corp.	2,425	32,931
Warby Parker, Inc. Class A *	4,788	53,913
Wingstop, Inc.	1,720	128,604
Wolverine World Wide, Inc.	4,591	92,555
Workhorse Group, Inc. *	7,817	20,324
Xos, Inc. *	3,139	5,776
XPEL, Inc. *	1,235	56,724
Xponential Fitness, Inc. Class A *	419	5,263

		7,338,184

Consumer, Non-Cyclical - 29.7%
22nd Century Group, Inc. *	9,286	19,779
23andMe Holding Co. Class A *	4,201	10,418
Aadi Bioscience, Inc. *	831	10,238
AbCellera Biologics, Inc. * (Canada)	5,061	53,900
ACADIA Pharmaceuticals, Inc. *	6,897	97,179
Aclaris Therapeutics, Inc. *	3,432	47,911
Adaptive Biotechnologies Corp. *	326	2,637
Addus HomeCare Corp. *	348	28,981
ADMA Biologics, Inc. *	4,744	9,393
Aerie Pharmaceuticals, Inc. *	2,284	17,130
Affimed NV * (Germany)	7,537	20,877
Agenus, Inc. *	15,495	30,060
Agiliti, Inc. *	1,531	31,401
AirSculpt Technologies, Inc. *	710	4,210
Akero Therapeutics, Inc. *	111	1,049
Akoya Biosciences, Inc. *	807	10,370
Alarm.com Holdings, Inc. *	2,759	170,672
Albireo Pharma, Inc. *	886	17,596
Alector, Inc. *	3,559	36,159
Alkermes PLC *	9,354	278,656
Alphatec Holdings, Inc. *	3,618	23,662
Alpine Immune Sciences, Inc. *	400	3,404
Alta Equipment Group, Inc. *	206	1,848
Amicus Therapeutics, Inc. *	15,820	169,907
AMN Healthcare Services, Inc. *	2,566	281,516
Amneal Pharmaceuticals, Inc. *	5,984	19,029
Amphastar Pharmaceuticals, Inc. *	2,197	76,434
Amylyx Pharmaceuticals, Inc. *	128	2,465
Anavex Life Sciences Corp. *	3,913	39,169
Apellis Pharmaceuticals, Inc. *	5,216	235,868
Arbutus Biopharma Corp. * (Canada)	3,327	9,016
Arcturus Therapeutics Holdings, Inc. *	1,214	19,108
Arcutis Biotherapeutics, Inc. *	2,009	42,812
Arlo Technologies, Inc. *	4,874	30,560
Arrowhead Pharmaceuticals, Inc. *	5,905	207,915
Artivion, Inc. *	1,897	35,815
Arvinas, Inc. *	2,790	117,431
ASGN, Inc. *	2,879	259,830
Atara Biotherapeutics, Inc. *	425	3,311
AtriCure, Inc. *	1,697	69,339
Atrion Corp.	79	49,680
Aura Biosciences, Inc. *	1,051	14,893
Aurinia Pharmaceuticals, Inc. * (Canada)	7,695	77,335
Avid Bioservices, Inc. *	3,495	53,334
Axogen, Inc. *	2,315	18,960
Axonics, Inc. *	2,694	152,669

	Shares	Value
Axsome Therapeutics, Inc. *	1,647	$63,080
Babylon Holdings Ltd. Class A * (Jersey)	6,247	6,108
Barrett Business Services, Inc.	373	27,181
Beam Therapeutics, Inc. *	3,646	141,137
Beauty Health Co. *	5,008	64,403
BellRing Brands, Inc. *	6,710	167,012
Benson Hill, Inc. *	4,793	13,133
Beyond Meat, Inc. *	3,522	84,317
BioCryst Pharmaceuticals, Inc. *	7,342	77,678
Biohaven Pharmaceutical Holding Co. Ltd. *	2,219	323,330
BioLife Solutions, Inc. *	147	2,030
Blueprint Medicines Corp. *	3,428	173,148
BRC, Inc. Class A *	1,473	12,020
Bridgebio Pharma, Inc. *	3,727	33,841
Brink’s Co.	2,663	161,671
Cal-Maine Foods, Inc.	2,003	98,968
Calavo Growers, Inc.	990	41,303
Cano Health, Inc. *	9,287	40,677
Cardiovascular Systems, Inc. *	1,237	17,763
CareDx, Inc. *	2,921	62,743
Carriage Services, Inc.	772	30,610
Cass Information Systems, Inc.	138	4,664
Cassava Sciences, Inc. *	2,188	61,527
Catalyst Pharmaceuticals, Inc. *	5,496	38,527
CBIZ, Inc. *	2,819	112,647
Celldex Therapeutics, Inc. *	557	15,017
Celsius Holdings, Inc. *	3,138	204,786
Celularity, Inc. *	894	3,040
Central Garden & Pet Co. *	221	9,375
Central Garden & Pet Co. Class A *	835	33,408
Cerevel Therapeutics Holdings, Inc. *	3,117	82,413
Cerus Corp. *	9,900	52,371
Chefs’ Warehouse, Inc. *	1,377	53,552
Chegg, Inc. *	7,136	134,014
ChemoCentryx, Inc. *	2,683	66,485
Chimerix, Inc. *	3,125	6,500
Cimpress PLC * (Ireland)	1,012	39,367
Clover Health Investments Corp. *	21,888	46,840
Coca-Cola Consolidated, Inc.	269	151,689
Coherus Biosciences, Inc. *	4,120	29,829
Collegium Pharmaceutical, Inc. *	1,949	34,536
CompoSecure, Inc. *	385	2,002
CONMED Corp.	1,619	155,035
Corcept Therapeutics, Inc. *	4,892	116,332
Core Scientific, Inc. *	1,080	1,609
CorVel Corp. *	515	75,844
Coursera, Inc. *	6,470	91,745
CRA International, Inc.	410	36,621
Crinetics Pharmaceuticals, Inc. *	420	7,833
Cross Country Healthcare, Inc. *	275	5,728
CTI BioPharma Corp. *	1,036	6,185
Custom Truck One Source, Inc. *	1,125	6,300
Cutera, Inc. *	952	35,700
Cytek Biosciences, Inc. *	6,550	70,281
Cytokinetics, Inc. *	4,258	167,297
Deciphera Pharmaceuticals, Inc. *	739	9,718
Denali Therapeutics, Inc. *	5,652	166,338
Distribution Solutions Group, Inc. *	293	15,057
DocGo, Inc. *	4,619	32,980
Duckhorn Portfolio, Inc. *	2,119	44,626
Dynavax Technologies Corp. *	6,772	85,259
Eagle Pharmaceuticals, Inc. *	595	26,436
Eiger BioPharmaceuticals, Inc. *	2,108	13,280
elf Beauty, Inc. *	2,778	85,229
Embecta Corp. *	2,843	71,985
Enanta Pharmaceuticals, Inc. *	117	5,531
Ensign Group, Inc.	3,091	227,096
Esperion Therapeutics, Inc. *	3,444	21,904
European Wax Center, Inc. Class A	1,118	19,699
EVERTEC, Inc.	3,448	127,162

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Evo Payments, Inc. Class A *	2,713	$63,810
Evolus, Inc. *	2,030	23,548
EyePoint Pharmaceuticals, Inc. *	682	5,367
Fate Therapeutics, Inc. *	4,768	118,151
FibroGen, Inc. *	4,455	47,045
First Advantage Corp. *	259	3,282
Foghorn Therapeutics, Inc. *	1,153	15,681
Forrester Research, Inc. *	649	31,048
Franklin Covey Co. *	805	37,175
Geron Corp. *	14,262	22,106
Glaukos Corp. *	2,625	119,227
Global Blood Therapeutics, Inc. *	3,575	114,221
Gossamer Bio, Inc. *	3,613	30,241
Green Dot Corp. Class A *	323	8,111
GreenLight Biosciences Holdings PBC *	806	1,781
Hackett Group, Inc.	1,472	27,924
Haemonetics Corp. *	2,914	189,935
Halozyme Therapeutics, Inc. *	7,785	342,540
Hanger, Inc. *	2,392	34,253
Harmony Biosciences Holdings, Inc. *	1,504	73,350
HealthEquity, Inc. *	4,762	292,339
Helen of Troy Ltd. *	1,364	221,527
Herbalife Nutrition Ltd. *	3,773	77,158
Herc Holdings, Inc.	1,472	132,701
Heron Therapeutics, Inc. *	5,990	16,712
Heska Corp. *	554	52,359
Humacyte, Inc. *	1,012	3,249
Huron Consulting Group, Inc. *	721	46,858
I3 Verticals, Inc. Class A *	1,264	31,625
ICF International, Inc.	744	70,680
IGM Biosciences, Inc. *	442	7,969
Imago Biosciences, Inc. *	888	11,890
ImmunityBio, Inc. *	3,621	13,470
ImmunoGen, Inc. *	6,084	27,378
Inari Medical, Inc. *	2,522	171,471
Information Services Group, Inc.	928	6,273
Inhibrx, Inc. *	1,671	18,966
Innovage Holding Corp. *	127	556
Innoviva, Inc. *	3,630	53,579
Inogen, Inc. *	71	1,717
Insmed, Inc. *	6,841	134,905
Insperity, Inc.	2,082	207,846
Inspire Medical Systems, Inc. *	1,560	284,965
Intellia Therapeutics, Inc. *	2,834	146,688
Inter Parfums, Inc.	1,030	75,252
Intercept Pharmaceuticals, Inc. *	1,400	19,334
Intra-Cellular Therapies, Inc. *	5,256	300,012
iRadimed Corp.	379	12,863
iRhythm Technologies, Inc. *	1,712	184,947
Ironwood Pharmaceuticals, Inc. *	7,841	90,407
IVERIC bio, Inc. *	6,703	64,483
J & J Snack Foods Corp.	872	121,784
John B Sanfilippo & Son, Inc.	314	22,762
John Wiley & Sons, Inc. Class A	2,316	110,612
Joint Corp. *	890	13,626
Karuna Therapeutics, Inc. *	1,508	190,777
Karyopharm Therapeutics, Inc. *	4,369	19,704
Keros Therapeutics, Inc. *	914	25,254
Kforce, Inc.	1,169	71,706
Kiniksa Pharmaceuticals Ltd. Class A *	1,696	16,434
Korn Ferry	3,074	178,353
Krispy Kreme, Inc.	1,084	14,742
Krystal Biotech, Inc. *	401	26,330
Lancaster Colony Corp.	943	121,440
Lantheus Holdings, Inc. *	3,920	258,838
Legalzoom.com, Inc. *	5,620	61,764
LeMaitre Vascular, Inc.	1,118	50,925
Lexicon Pharmaceuticals, Inc. *	1,656	3,080
LHC Group, Inc. *	1,711	266,471
LifeStance Health Group, Inc. *	274	1,523

	Shares	Value
Ligand Pharmaceuticals, Inc. *	107	$9,547
Liquidia Corp. *	1,733	7,556
LivaNova PLC *	2,350	146,804
Local Bounti Corp. *	1,076	3,422
Madrigal Pharmaceuticals, Inc. *	729	52,182
MannKind Corp. *	1,489	5,673
Medifast, Inc.	652	117,693
Medpace Holdings, Inc. *	1,580	236,479
MeiraGTx Holdings PLC *	185	1,400
Meridian Bioscience, Inc. *	2,466	75,016
Merit Medical Systems, Inc. *	2,758	149,677
MGP Ingredients, Inc.	805	80,572
Mirum Pharmaceuticals, Inc. *	911	17,728
Mission Produce, Inc. *	185	2,636
ModivCare, Inc. *	226	19,097
Morphic Holding, Inc. *	1,260	27,342
Nano-X Imaging Ltd. * (Israel)	217	2,452
NanoString Technologies, Inc. *	2,386	30,302
National Beverage Corp.	1,355	66,314
National Research Corp.	837	32,040
Natural Grocers by Vitamin Cottage, Inc.	471	7,512
Natus Medical, Inc. *	1,094	35,850
Neogen Corp. *	5,707	137,482
Nevro Corp. *	2,002	87,748
NGM Biopharmaceuticals, Inc. *	1,352	17,333
NuVasive, Inc. *	3,004	147,677
Ocugen, Inc. *	12,279	27,873
Ocular Therapeutix, Inc. *	4,586	18,436
Omnicell, Inc. *	2,519	286,536
Oncology Institute, Inc. *	1,077	5,450
Option Care Health, Inc. *	8,242	229,045
Organogenesis Holdings, Inc. *	4,150	20,252
OrthoPediatrics Corp. *	875	37,756
Outlook Therapeutics, Inc. *	6,779	6,915
Owens & Minor, Inc.	491	15,442
P3 Health Partners, Inc. *	909	3,381
Pacira BioSciences, Inc. *	2,577	150,239
Paragon 28, Inc. *	2,645	41,976
Patterson Cos., Inc.	3,936	119,261
Paya Holdings, Inc. *	5,134	33,730
Payoneer Global, Inc. *	12,420	48,686
Pennant Group, Inc. *	1,540	19,727
PetIQ, Inc. *	1,244	20,887
Phathom Pharmaceuticals, Inc. *	1,212	10,229
Phibro Animal Health Corp. Class A	1,102	21,081
Point Biopharma Global, Inc. SPAC *	3,989	27,165
Praxis Precision Medicines, Inc. *	245	600
Precigen, Inc. *	4,960	6,646
Priority Technology Holdings, Inc. *	662	2,185
PROCEPT BioRobotics Corp. *	1,469	48,022
PROG Holdings, Inc. *	533	8,795
Progyny, Inc. *	4,292	124,683
Prometheus Biosciences, Inc. *	1,679	47,398
Prothena Corp. PLC * (Ireland)	2,035	55,250
Provention Bio, Inc. *	2,745	10,980
PTC Therapeutics, Inc. *	3,047	122,063
Pulmonx Corp. *	1,962	28,881
Quanterix Corp. *	259	4,193
R1 RCM, Inc. *	7,754	162,524
Radius Health, Inc. *	2,804	29,077
RadNet, Inc. *	2,808	48,522
Rallybio Corp. *	651	4,915
RAPT Therapeutics, Inc. *	1,032	18,834
Reata Pharmaceuticals, Inc. Class A *	1,323	40,206
Recursion Pharmaceuticals, Inc. Class A *	714	5,812
Relay Therapeutics, Inc. *	355	5,946
Relmada Therapeutics, Inc. *	1,144	21,725
Remitly Global, Inc. *	4,826	36,967
Rent the Runway, Inc. Class A *	2,680	8,228
Rent-A-Center, Inc.	3,046	59,245

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Revance Therapeutics, Inc. *	4,021	$55,570
REVOLUTION Medicines, Inc. *	517	10,076
Rigel Pharmaceuticals, Inc. *	9,876	11,160
RxSight, Inc. *	1,107	15,587
Sabre Corp. *	3,836	22,364
Sanderson Farms, Inc.	1,052	226,738
Sangamo Therapeutics, Inc. *	385	1,594
Science 37 Holdings, Inc. *	3,229	6,490
Select Medical Holdings Corp.	5,255	124,123
Senseonics Holdings, Inc. *	25,834	26,609
Seres Therapeutics, Inc. *	4,040	13,857
Shockwave Medical, Inc. *	2,042	390,369
ShotSpotter, Inc. *	510	13,724
SI-BONE, Inc. *	2,074	27,377
Sierra Oncology, Inc. *	850	46,741
SIGA Technologies, Inc.	2,701	31,278
Silk Road Medical, Inc. *	1,983	72,161
Simply Good Foods Co. *	5,167	195,158
SomaLogic, Inc. *	1,090	4,927
Sorrento Therapeutics, Inc. *	3,272	6,577
SP Plus Corp. *	1,332	40,919
SpringWorks Therapeutics, Inc. *	388	9,553
Sprouts Farmers Market, Inc. *	6,296	159,415
STAAR Surgical Co. *	2,751	195,128
Sterling Check Corp. *	1,265	20,632
StoneCo Ltd. Class A * (Brazil)	8,269	63,671
Stride, Inc. *	2,329	95,000
SunOpta, Inc. *	5,222	40,627
Surgery Partners, Inc. *	2,012	58,187
Surmodics, Inc. *	782	29,114
Syndax Pharmaceuticals, Inc. *	714	13,737
Tactile Systems Technology, Inc. *	390	2,847
Tattooed Chef, Inc. *	3,027	19,070
Textainer Group Holdings Ltd. (China)	381	10,443
TG Therapeutics, Inc. *	7,637	32,457
Theravance Biopharma, Inc. *	3,286	29,771
Thorne HealthTech, Inc. *	429	2,076
Tootsie Roll Industries, Inc.	745	26,336
Transcat, Inc. *	459	26,076
TransMedics Group, Inc. *	1,542	48,496
Travere Therapeutics, Inc. *	3,172	76,858
Treace Medical Concepts, Inc. *	1,923	27,576
Tricida, Inc. *	372	3,601
TriNet Group, Inc. *	2,148	166,728
Turning Point Brands, Inc.	877	23,793
Turning Point Therapeutics, Inc. *	302	22,725
Twist Bioscience Corp. *	2,238	78,240
Udemy, Inc. *	4,140	42,269
United Natural Foods, Inc. *	217	8,550
Universal Technical Institute, Inc. *	1,859	13,255
US Physical Therapy, Inc.	737	80,480
USANA Health Sciences, Inc. *	644	46,600
Utah Medical Products, Inc.	182	15,634
Utz Brands, Inc.	3,269	45,178
Vaxart, Inc. *	1,463	5,121
Vaxcyte, Inc. *	3,024	65,802
Vector Group Ltd.	1,236	12,978
Ventyx Biosciences, Inc. *	1,286	15,728
Vera Therapeutics, Inc. *	721	9,813
Vericel Corp. *	2,707	68,162
Veru, Inc. *	3,728	42,126
Verve Therapeutics, Inc. *	322	4,920
Vicarious Surgical, Inc. *	3,129	9,199
ViewRay, Inc. *	7,525	19,941
Vintage Wine Estates, Inc. *	241	1,894
Viridian Therapeutics, Inc. *	1,081	12,507
VistaGen Therapeutics, Inc. *	9,695	8,532
Vita Coco Co., Inc. *	1,599	15,654
Vital Farms, Inc. *	1,646	14,402
Vivint Smart Home, Inc. *	1,474	5,130

	Shares	Value
WD-40 Co.	784	$157,866
Willdan Group, Inc. *	63	1,738
Xeris Biopharma Holdings, Inc. *	7,595	11,696
Y-mAbs Therapeutics, Inc. *	2,105	31,849
Zentalis Pharmaceuticals, Inc. *	2,092	58,785
ZipRecruiter, Inc. Class A *	4,584	67,935
Zynex, Inc.	1,325	10,574

		20,225,750

Energy - 6.6%
Alpha Metallurgical Resources, Inc.	1,026	132,487
Amplify Energy Corp. *	1,582	10,346
Arch Resources, Inc.	874	125,061
Archaea Energy, Inc. *	1,104	17,145
Aris Water Solution, Inc. Class A	1,263	21,067
Array Technologies, Inc. *	8,650	95,236
Berry Corp.	772	5,883
Borr Drilling Ltd. * (United Arab Emirates)	3,531	16,278
Brigham Minerals, Inc. Class A	2,926	72,067
Callon Petroleum Co. *	2,346	91,963
Centennial Resource Development, Inc. Class A *	1,396	8,348
ChampionX Corp.	11,723	232,702
CNX Resources Corp. *	597	9,827
Comstock Resources, Inc. *	5,259	63,529
CONSOL Energy, Inc. *	1,855	91,600
Crescent Energy Co. Class A	1,762	21,990
CVR Energy, Inc.	1,697	56,850
Delek US Holdings, Inc. *	4,044	104,497
Denbury, Inc. *	2,913	174,751
DMC Global, Inc. *	275	4,958
Earthstone Energy, Inc. Class A *	2,480	33,852
Empire Petroleum Corp. *	388	4,606
Energy Vault Holdings, Inc. *	1,444	14,469
Equitrans Midstream Corp.	5,614	35,705
Fluence Energy, Inc. *	2,061	19,538
FuelCell Energy, Inc. *	15,367	57,626
Golar LNG Ltd. * (Bermuda)	324	7,371
Gulfport Energy Corp. *	683	54,305
Heliogen, Inc. *	1,097	2,315
HighPeak Energy, Inc.	368	9,428
Infrastructure & Energy Alternatives, Inc. *	1,745	14,012
Kinetik Holdings, Inc. Class A	62	2,117
Kosmos Energy Ltd. * (Ghana)	25,905	160,352
Laredo Petroleum, Inc. *	979	67,492
Liberty Energy, Inc. Class A *	8,191	104,517
Magnolia Oil & Gas Corp. Class A	9,573	200,937
Matador Resources Co.	6,458	300,878
Montauk Renewables, Inc. *	3,695	37,135
MRC Global, Inc. *	4,763	47,439
Murphy Oil Corp.	3,695	111,552
Nabors Industries Ltd. *	455	60,925
NextDecade Corp. *	1,520	6,749
NexTier Oilfield Solutions, Inc. *	10,077	95,832
Noble Corp. *	389	9,861
Northern Oil & Gas, Inc.	3,195	80,706
Oasis Petroleum, Inc.	1,128	137,221
Oceaneering International, Inc. *	5,198	55,515
Par Pacific Holdings, Inc. *	2,805	43,730
Patterson-UTI Energy, Inc.	8,333	131,328
PBF Energy, Inc. Class A *	1,261	36,594
Ramaco Resources, Inc.	1,286	16,911
Ranger Oil Corp. Class A *	1,220	40,101
Riley Exploration Permian, Inc.	376	9,092
Ring Energy, Inc. *	2,009	5,344
RPC, Inc. *	4,265	29,471
SandRidge Energy, Inc. *	1,105	17,315
Shoals Technologies Group, Inc. Class A *	6,417	105,752
SilverBow Resources, Inc. *	673	19,086
Sitio Royalties Corp. *	669	15,507

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SM Energy Co.	6,949	$237,586
Solaris Oilfield Infrastructure, Inc. Class A	1,812	19,715
Stem, Inc. *	7,822	56,006
SunPower Corp. *	4,695	74,228
Talos Energy, Inc. *	3,795	58,709
Tellurian, Inc. *	29,272	87,231
TETRA Technologies, Inc. *	7,141	28,992
TPI Composites, Inc. *	2,332	29,150
US Silica Holdings, Inc. *	642	7,332
VAALCO Energy, Inc.	3,353	23,270
Valaris Ltd. *	3,495	147,629
Vertex Energy, Inc. *	2,746	28,888
W&T Offshore, Inc. *	4,496	19,423
Warrior Met Coal, Inc.	308	9,428
Weatherford International PLC *	4,055	85,844
Whiting Petroleum Corp.	546	37,144

		4,509,846

Financial - 8.3%
Alexander’s, Inc. REIT	123	27,326
Artisan Partners Asset Management, Inc. Class A	2,252	80,104
Atlanticus Holdings Corp. *	159	5,592
Axos Financial, Inc. *	321	11,508
B Riley Financial, Inc.	1,164	49,179
BancFirst Corp.	679	64,987
Bancorp, Inc. *	1,786	34,863
Bank of NT Butterfield & Son Ltd. (Bermuda)	171	5,333
Blucora, Inc. *	2,703	49,897
Bluerock Residential Growth REIT, Inc.	587	15,432
Bridgewater Bancshares, Inc. *	275	4,438
Brightsphere Investment Group, Inc.	1,712	30,833
Brookfield Business Corp. Class A (Canada)	1,317	30,304
BRP Group, Inc. Class A *	3,355	81,023
Cadence Bank	612	14,370
CareTrust REIT, Inc.	432	7,966
CatchMark Timber Trust, Inc. Class A REIT	1,846	18,571
CBL & Associates Properties, Inc. REIT *	247	5,802
Clipper Realty, Inc. REIT	682	5,265
Coastal Financial Corp. *	598	22,796
Cohen & Steers, Inc.	1,457	92,651
Columbia Financial, Inc. *	673	14,678
Community Healthcare Trust, Inc. REIT	802	29,040
Compass, Inc. Class A *	14,954	53,984
Corporate Office Properties Trust REIT	763	19,983
Cryptyde, Inc. *	609	1,235
Curo Group Holdings Corp.	1,267	7,006
Cushman & Wakefield PLC *	9,121	139,004
Diamond Hill Investment Group, Inc.	173	30,040
Douglas Elliman, Inc.	612	2,931
Eastern Bankshares, Inc.	1,910	35,259
eHealth, Inc. *	435	4,059
Esquire Financial Holdings, Inc.	339	11,289
Essential Properties Realty Trust, Inc. REIT	697	14,979
eXp World Holdings, Inc.	3,939	46,362
Farmers & Merchants Bancorp, Inc.	217	7,202
Federated Hermes, Inc.	5,037	160,126
First Financial Bankshares, Inc.	7,457	292,836
Five Star Bancorp	284	7,503
Flywire Corp. *	3,172	55,922
Focus Financial Partners, Inc. Class A *	3,328	113,352
Four Corners Property Trust, Inc. REIT	423	11,248
GAMCO Investors, Inc. Class A	283	5,915
GCM Grosvenor, Inc. Class A	2,392	16,385
Glacier Bancorp, Inc.	825	39,121
Gladstone Commercial Corp. REIT	2,017	38,000
Gladstone Land Corp. REIT	1,002	22,204
Goosehead Insurance, Inc. Class A	958	43,752

	Shares	Value
Greene County Bancorp, Inc.	194	$8,786
Hamilton Lane, Inc. Class A	2,025	136,039
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	267	10,109
HCI Group, Inc.	414	28,053
Hingham Institution For Savings	5	1,419
HomeTrust Bancshares, Inc.	152	3,800
Houlihan Lokey, Inc.	2,926	230,949
Industrial Logistics Properties Trust REIT	198	2,788
Innovative Industrial Properties, Inc. REIT	1,593	175,023
International Money Express, Inc. *	1,864	38,156
Investors Title Co.	8	1,255
Kinsale Capital Group, Inc.	1,242	285,213
Lakeland Financial Corp.	1,300	86,346
LendingClub Corp. *	302	3,530
LendingTree, Inc. *	602	26,380
Live Oak Bancshares, Inc.	1,486	50,361
Manning & Napier, Inc.	352	4,389
Marcus & Millichap, Inc.	1,426	52,748
McGrath RentCorp	1,390	105,640
Meta Financial Group, Inc.	415	16,048
Metrocity Bankshares, Inc.	281	5,707
Metropolitan Bank Holding Corp. *	39	2,707
Moelis & Co. Class A	1,850	72,797
NerdWallet, Inc. Class A *	1,470	11,657
Newmark Group, Inc. Class A	628	6,073
NexPoint Residential Trust, Inc. REIT	1,221	76,325
Nicolet Bankshares, Inc. *	79	5,715
NMI Holdings, Inc. Class A *	307	5,112
Offerpad Solutions, Inc. *	3,916	8,537
Outfront Media, Inc. REIT	8,401	142,397
Palomar Holdings, Inc. *	1,393	89,709
PennyMac Mortgage Investment Trust REIT	1,204	16,651
Perella Weinberg Partners	2,464	14,365
Phillips Edison & Co., Inc. REIT	6,561	219,203
PJT Partners, Inc. Class A	1,377	96,776
Postal Realty Trust, Inc. Class A REIT	577	8,597
PS Business Parks, Inc. REIT	1,158	216,720
Pzena Investment Management, Inc. Class A	1,017	6,702
Redfin Corp. *	6,025	49,646
RLI Corp.	2,240	261,162
RMR Group, Inc. Class A	550	15,592
Safehold, Inc. REIT	771	27,270
Saul Centers, Inc. REIT	608	28,643
Sculptor Capital Management, Inc.	726	6,062
ServisFirst Bancshares, Inc.	2,878	227,132
Silvercrest Asset Management Group, Inc. ‘A’	534	8,763
Silvergate Capital Corp. Class A *	1,424	76,227
SiriusPoint Ltd. * (Bermuda)	433	2,347
St. Joe Co.	1,977	78,210
StepStone Group, Inc. Class A	3,024	78,715
Stock Yards Bancorp, Inc.	1,385	82,851
StoneX Group, Inc. *	91	7,104
Tanger Factory Outlet Centers, Inc. REIT	5,818	82,732
Third Coast Bancshares, Inc. *	51	1,117
Triumph Bancorp, Inc. *	509	31,843
Trupanion, Inc. *	2,237	134,802
UMH Properties, Inc. REIT	2,381	42,048
Universal Health Realty Income Trust REIT	755	40,174
Universal Insurance Holdings, Inc.	268	3,492
Veritex Holdings, Inc.	399	11,675
Victory Capital Holdings, Inc. Class A	278	6,700
Virtus Investment Partners, Inc.	44	7,525
Walker & Dunlop, Inc.	1,224	117,920
West BanCorp, Inc.	191	4,649
WisdomTree Investments, Inc.	7,815	39,622
World Acceptance Corp. *	162	18,183

		5,646,643

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Industrial - 13.9%
908 Devices, Inc. *	289	$5,951
AAON, Inc.	2,516	137,776
Advanced Energy Industries, Inc.	2,156	157,345
Aerojet Rocketdyne Holdings, Inc. *	3,424	139,014
AeroVironment, Inc. *	1,333	109,573
AEye, Inc. *	1,515	2,894
Air Transport Services Group, Inc. *	1,281	36,803
Akoustis Technologies, Inc. *	3,079	11,392
Alamo Group, Inc.	491	57,167
Albany International Corp. Class A	355	27,971
Allied Motion Technologies, Inc.	676	15,440
American Woodmark Corp. *	53	2,386
Apogee Enterprises, Inc.	1,274	49,966
Applied Industrial Technologies, Inc.	2,196	211,189
ArcBest Corp.	457	32,159
Atkore, Inc. *	2,468	204,869
Atlas Technical Consultants, Inc. *	713	3,750
Babcock & Wilcox Enterprises, Inc. *	3,417	20,605
Badger Meter, Inc.	1,679	135,814
Belden, Inc.	1,342	71,488
Berkshire Grey, Inc. *	2,800	4,060
Blink Charging Co. *	2,294	37,920
Bloom Energy Corp. Class A *	9,342	154,143
Boise Cascade Co.	474	28,198
Brady Corp. Class A	2,089	98,684
Cactus, Inc. Class A	3,382	136,193
Cadre Holdings, Inc.	948	18,647
Casella Waste Systems, Inc. Class A *	2,844	206,702
Charge Enterprises, Inc. *	6,203	29,588
Chart Industries, Inc. *	2,107	352,670
Chase Corp.	108	8,404
CIRCOR International, Inc. *	304	4,983
Comfort Systems USA, Inc.	2,034	169,127
Construction Partners, Inc. Class A *	2,288	47,911
Cornerstone Building Brands, Inc. *	3,136	76,801
CryoPort, Inc. *	2,085	64,593
CSW Industrials, Inc.	860	88,606
CTS Corp.	1,819	61,937
CyberOptics Corp. *	411	14,360
Daseke, Inc. *	2,621	16,748
Dycom Industries, Inc. *	1,657	154,167
EMCOR Group, Inc.	2,908	299,408
Energizer Holdings, Inc.	3,826	108,467
Energy Recovery, Inc. *	3,201	62,163
Enerpac Tool Group Corp.	3,493	66,437
EnerSys	271	15,978
Enovix Corp. *	6,241	55,607
ESCO Technologies, Inc.	135	9,230
ESS Tech, Inc. *	4,179	11,743
Evoqua Water Technologies Corp. *	6,749	219,410
Exponent, Inc.	2,958	270,568
Fabrinet * (Thailand)	2,119	171,851
FARO Technologies, Inc. *	79	2,436
Federal Signal Corp.	3,427	122,001
Fluor Corp. *	7,456	181,479
Forward Air Corp.	1,542	141,802
Franklin Electric Co., Inc.	2,645	193,773
GATX Corp.	112	10,546
Gorman-Rupp Co.	249	7,047
GrafTech International Ltd.	11,184	79,071
Great Lakes Dredge & Dock Corp. *	915	11,996
Greif, Inc. Class A	221	13,786
Greif, Inc. Class B	49	3,052
Griffon Corp.	1,345	37,700
Helios Technologies, Inc.	1,867	123,689
Hillenbrand, Inc.	2,083	85,320
Identiv, Inc. *	1,343	15,552
IES Holdings, Inc. *	343	10,348

	Shares	Value
Insteel Industries, Inc.	1,074	$36,162
Itron, Inc. *	210	10,380
Janus International Group, Inc. *	4,686	42,315
JELD-WEN Holding, Inc. *	1,830	26,700
Joby Aviation, Inc. *	13,098	64,311
John Bean Technologies Corp.	1,815	200,412
Kadant, Inc.	666	121,445
Karat Packaging, Inc. *	281	4,794
Latham Group, Inc. *	2,726	18,891
Li-Cycle Holdings Corp. * (Canada)	2,906	19,993
Lindsay Corp.	620	82,348
LSB Industries, Inc. *	1,819	25,211
Luxfer Holdings PLC (United Kingdom)	714	10,796
Marten Transport Ltd.	2,521	42,403
Masonite International Corp. *	1,294	99,418
Materion Corp.	1,099	81,029
Mesa Laboratories, Inc.	289	58,939
MicroVision, Inc. *	9,499	36,476
Momentus, Inc. *	1,113	2,404
Montrose Environmental Group, Inc. *	1,645	55,535
Moog, Inc. Class A	274	21,753
Mueller Industries, Inc.	1,156	61,603
Mueller Water Products, Inc. Class A	8,947	104,948
Myers Industries, Inc.	2,082	47,324
MYR Group, Inc. *	960	84,605
Napco Security Technologies, Inc. *	1,685	34,694
Northwest Pipe Co. *	113	3,383
Novanta, Inc. *	2,038	247,148
NV5 Global, Inc. *	776	90,590
O-I Glass, Inc. *	7,242	101,388
Omega Flex, Inc.	186	20,017
OSI Systems, Inc. *	106	9,057
PAM Transportation Services, Inc. *	378	10,353
PGT Innovations, Inc. *	3,383	56,293
Plexus Corp. *	1,345	105,583
Primoris Services Corp.	170	3,699
Proto Labs, Inc. *	266	12,725
Pure Cycle Corp. *	1,011	10,656
PureCycle Technologies, Inc. *	4,828	35,824
Radiant Logistics, Inc. *	539	3,999
RBC Bearings, Inc. *	250	46,238
Rocket Lab USA, Inc. *	12,234	46,367
Ryerson Holding Corp.	55	1,171
Saia, Inc. *	1,524	286,512
Sarcos Technology & Robotics Corp. *	4,353	11,579
Sight Sciences, Inc. *	116	1,043
Simpson Manufacturing Co., Inc.	2,487	250,217
SmartRent, Inc. *	6,827	30,858
Smith & Wesson Brands, Inc.	175	2,298
Sterling Infrastructure, Inc. *	1,413	30,973
Stoneridge, Inc. *	244	4,185
Sturm Ruger & Co., Inc.	896	57,030
Tennant Co.	471	27,907
Terex Corp.	1,924	52,660
Transphorm, Inc. *	1,230	4,686
Trinity Industries, Inc.	719	17,414
Turtle Beach Corp. *	765	9,356
UFP Industries, Inc.	3,060	208,508
UFP Technologies, Inc. *	392	31,192
Universal Logistics Holdings, Inc.	384	10,487
Vicor Corp. *	1,263	69,124
Watts Water Technologies, Inc. Class A	1,570	192,859
Welbilt, Inc. *	7,545	179,647
Werner Enterprises, Inc.	420	16,187
Xometry, Inc. Class A *	1,938	65,756
Zurn Water Solutions Corp.	7,125	194,085

		9,492,397

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Technology - 16.0%
8x8, Inc. *	6,309	$32,491
ACI Worldwide, Inc. *	6,571	170,123
ACM Research, Inc. Class A *	369	6,210
ACV Auctions, Inc. Class A *	3,163	20,686
Agilysys, Inc. *	1,121	52,990
Alignment Healthcare, Inc. *	4,997	57,016
Alkami Technology, Inc. *	2,058	28,586
Alpha & Omega Semiconductor Ltd. *	983	32,773
Altair Engineering, Inc. Class A *	2,979	156,397
Ambarella, Inc. *	2,090	136,811
American Software, Inc. Class A	1,322	21,364
Amkor Technology, Inc.	1,377	23,340
Amplitude, Inc. Class A *	3,208	45,842
Apollo Medical Holdings, Inc. *	2,233	86,171
Appfolio, Inc. Class A *	1,093	99,070
Appian Corp. *	2,297	108,786
Arteris, Inc. *	971	6,768
Asana, Inc. Class A *	4,217	74,135
Atomera, Inc. *	1,216	11,406
AvePoint, Inc. *	7,389	32,068
Avid Technology, Inc. *	1,290	33,475
AvidXchange Holdings, Inc. *	7,502	46,062
Axcelis Technologies, Inc. *	1,875	102,825
Bandwidth, Inc. Class A *	254	4,780
Benefitfocus, Inc. *	1,119	8,706
BigCommerce Holdings, Inc. *	3,679	59,600
Blackbaud, Inc. *	2,524	146,569
Blackline, Inc. *	3,169	211,055
Box, Inc. Class A *	7,407	186,212
Brightcove, Inc. *	1,610	10,175
BTRS Holdings, Inc. Class A *	6,057	30,164
C3.ai, Inc. Class A *	742	13,549
Cantaloupe, Inc. *	2,011	11,262
Cerberus Cyber Sentinel Corp. *	2,620	9,432
CEVA, Inc. *	1,311	43,997
Clear Secure, Inc. Class A *	3,569	71,380
CMC Materials, Inc.	1,638	285,815
CommVault Systems, Inc. *	2,554	160,647
Consensus Cloud Solutions, Inc. *	438	19,132
Corsair Gaming, Inc. *	1,229	16,137
CS Disco, Inc. *	1,276	23,019
CSG Systems International, Inc.	1,836	109,572
Diebold Nixdorf, Inc. *	3,165	7,185
Digi International, Inc. *	667	16,155
Digimarc Corp. *	762	10,775
Digital Turbine, Inc. *	5,284	92,311
DigitalOcean Holdings, Inc. *	4,378	181,074
Diodes, Inc. *	1,857	119,906
Domo, Inc. Class B *	1,791	49,790
Donnelley Financial Solutions, Inc. *	103	3,017
Duck Creek Technologies, Inc. *	4,431	65,800
Duolingo, Inc. *	1,351	118,280
Ebix, Inc.	321	5,425
eGain Corp. *	571	5,567
Enfusion, Inc. Class A *	1,461	14,917
EngageSmart, Inc. *	2,002	32,192
Envestnet, Inc. *	3,044	160,632
Everbridge, Inc. *	2,271	63,338
EverCommerce, Inc. *	179	1,618
Evolent Health, Inc. Class A *	4,703	144,429
ExlService Holdings, Inc. *	1,858	273,739
Faraday Future Intelligent Electric, Inc. *	3,060	7,956
ForgeRock, Inc. Class A *	1,155	24,740
FormFactor, Inc. *	4,477	173,394
Grid Dynamics Holdings, Inc. *	2,919	49,098
Hims & Hers Health, Inc. *	5,890	26,682
HireRight Holdings Corp. *	1,216	17,279
IBEX Holdings Ltd. *	347	5,854

	Shares	Value
Impinj, Inc. *	1,095	$64,244
Inseego Corp. *	1,096	2,071
Insight Enterprises, Inc. *	1,519	131,059
Inspired Entertainment, Inc. *	872	7,508
Instructure Holdings, Inc. *	129	2,928
Intapp, Inc. *	806	11,800
Integral Ad Science Holding Corp. *	869	8,629
IonQ, Inc. *	893	3,911
IronNet, Inc. *	3,719	8,219
KnowBe4, Inc. Class A *	4,179	65,276
Kulicke & Soffa Industries, Inc. (Singapore)	3,335	142,771
LivePerson, Inc. *	4,147	58,639
MACOM Technology Solutions Holdings, Inc. Class H *	2,900	133,690
ManTech International Corp. Class A	662	63,188
Matterport, Inc. *	9,093	33,280
Maximus, Inc.	3,327	207,971
MaxLinear, Inc. *	4,121	140,032
MeridianLink, Inc. *	1,319	22,027
MicroStrategy, Inc. Class A *	319	52,412
Mitek Systems, Inc. *	2,250	20,790
Model N, Inc. *	2,069	52,925
Momentive Global, Inc. *	7,599	66,871
N-Able, Inc. *	3,415	30,735
NextGen Healthcare, Inc. *	1,542	26,892
Nutex Health, Inc. *	2,225	7,176
OneSpan, Inc. *	813	9,675
Onto Innovation, Inc. *	2,844	198,341
Outset Medical, Inc. *	2,943	43,733
PagerDuty, Inc. *	4,881	120,951
PAR Technology Corp. *	570	21,369
PDF Solutions, Inc. *	1,735	37,320
Photronics, Inc. *	2,500	48,700
Phreesia, Inc. *	1,341	33,538
Pitney Bowes, Inc.	6,619	23,961
Playstudios, Inc. *	2,259	9,669
Power Integrations, Inc.	3,318	248,883
PowerSchool Holdings, Inc. Class A *	908	10,941
Privia Health Group, Inc. *	2,487	72,421
Progress Software Corp.	2,508	113,612
PROS Holdings, Inc. *	1,518	39,817
PubMatic, Inc. Class A *	2,166	34,418
Qualys, Inc. *	2,240	282,554
Rambus, Inc. *	5,283	113,532
Rapid7, Inc. *	3,333	222,644
Red Violet, Inc. *	544	10,358
Rimini Street, Inc. *	2,685	16,137
Rockley Photonics Holdings Ltd. *	5,848	12,749
Sailpoint Technologies Holdings, Inc. *	5,343	334,899
Sapiens International Corp. NV (Israel)	1,273	30,794
Schrodinger, Inc. *	3,096	81,765
Semtech Corp. *	3,631	199,596
Silicon Laboratories, Inc. *	2,083	292,078
Simulations Plus, Inc.	896	44,200
SiTime Corp. *	919	149,825
SkyWater Technology, Inc. *	450	2,709
SMART Global Holdings, Inc. *	2,818	46,131
Spartacus Acquisition Corp. *	2,799	6,354
Sprout Social, Inc. Class A *	2,636	153,072
SPS Commerce, Inc. *	2,081	235,257
Sumo Logic, Inc. *	3,182	23,833
Super Micro Computer, Inc. *	2,605	105,112
Synaptics, Inc. *	2,276	268,682
Telos Corp. *	3,090	24,967
Tenable Holdings, Inc. *	6,307	286,401
TTEC Holdings, Inc.	1,082	73,457
Ultra Clean Holdings, Inc. *	886	26,376
Unisys Corp. *	2,819	33,913
UserTesting, Inc. *	2,714	13,624
Varonis Systems, Inc. *	6,251	183,279

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Veeco Instruments, Inc. *	2,276	$44,154
Velo3D, Inc. *	3,234	4,463
Verint Systems, Inc. *	3,322	140,687
Veritone, Inc. *	1,839	12,009
Verra Mobility Corp. *	8,384	131,713
Viant Technology, Inc. Class A *	697	3,541
Vuzix Corp. *	2,967	21,066
Weave Communications, Inc. *	351	1,067
WM Technology, Inc. *	3,796	12,489
Workiva, Inc. *	2,735	180,483
Yext, Inc. *	6,887	32,920
Zeta Global Holdings Corp. Class A *	1,786	8,073
Ziff Davis, Inc. *	498	37,116
Zuora, Inc. Class A *	6,477	57,969

		10,872,192

Utilities - 1.6%
Altus Power, Inc. *	791	4,991
Ameresco, Inc. Class A *	1,825	83,147
American States Water Co.	1,008	82,162
Brookfield Infrastructure Corp. Class A (Canada)	5,619	238,808
California Water Service Group	801	44,496
Clearway Energy, Inc. Class A	1,998	63,876
Clearway Energy, Inc. Class C	4,706	163,957
FTC Solar, Inc. *	2,440	8,833
Global Water Resources, Inc.	763	10,079
MGE Energy, Inc.	892	69,424
Middlesex Water Co.	383	33,581
New Jersey Resources Corp.	442	19,682
Ormat Technologies, Inc.	1,455	113,999
Otter Tail Corp.	1,052	70,621
Southwest Gas Holdings, Inc. *	345	30,043
Via Renewables, Inc.	677	5,186
York Water Co.	814	32,910

		1,075,795

Total Common Stocks (Cost $81,503,351)		65,455,658

EXCHANGE-TRADED FUND - 2.8%
iShares Russell 2000 Growth	9,039	1,864,836

Total Exchange-Traded Fund (Cost $1,939,855)		1,864,836

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $699,560; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $713,587)	$699,555	$699,555

Total Short-Term Investment (Cost $699,555)		699,555

TOTAL INVESTMENTS - 99.9% (Cost $84,142,829)		68,022,007

DERIVATIVES - (0.1%)		(44,827)

OTHER ASSETS & LIABILITIES, NET - 0.2%		116,463

NET ASSETS - 100.0%		$68,093,643

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	29.7%
Technology	16.0%
Industrial	13.9%
Consumer, Cyclical	10.8%
Financial	8.3%
Energy	6.6%
Communications	5.3%
Basic Materials	3.9%
Others (each less than 3.0%)	5.4%

	99.9%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)

Investments with a total aggregate value of $1,958 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/22	96	$864,667	$819,840	($44,827)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$1,958	$ -	$ -	$1,958
	Common Stocks	65,455,658	65,455,658	-	-
	Exchange-Traded Fund	1,864,836	1,864,836	-	-
	Short-Term Investment	699,555	-	699,555	-

	Total Assets	68,022,007	67,320,494	699,555	1,958

Liabilities	Derivatives:
	Equity Contracts
	Futures	(44,827)	(44,827)	-	-

	Total Liabilities	(44,827)	(44,827)	-	-

	Total	$67,977,180	$67,275,667	$699,555	$1,958

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	$312
Contra Zogenix, Inc. - Contingent Value Rights *	8,080	5,495

		5,807

Total Rights (Cost $5,494)		5,807

COMMON STOCKS - 97.3%
Basic Materials - 2.6%
AdvanSix, Inc.	2,093	69,990
American Vanguard Corp.	398	8,895
Amyris, Inc. *	19,670	36,389
Arconic Corp. *	12,011	336,909
Carpenter Technology Corp.	5,517	153,979
Clearwater Paper Corp. *	1,880	63,224
Coeur Mining, Inc. *	31,757	96,541
Commercial Metals Co.	11,548	382,239
Constellium SE *	6,852	90,515
Danimer Scientific, Inc. *	10,199	46,507
Ecovyst, Inc.	7,046	69,403
Energy Fuels, Inc. *	4,308	21,152
GCP Applied Technologies, Inc. *	455	14,232
Glatfelter Corp.	5,062	34,827
Hawkins, Inc.	832	29,977
HB Fuller Co.	931	56,056
Hecla Mining Co.	60,635	237,689
Hycroft Mining Holding Corp. *	2,208	2,451
Innospec, Inc.	468	44,830
Intrepid Potash, Inc. *	1,278	57,881
Koppers Holdings, Inc.	2,329	52,729
Minerals Technologies, Inc.	3,695	226,651
Neenah, Inc.	1,568	53,532
Novagold Resources, Inc. * (Canada)	1,177	5,661
Origin Materials, Inc. *	4,600	23,552
Perimeter Solutions SA *	13,724	148,768
Piedmont Lithium, Inc. *	1,403	51,083
PolyMet Mining Corp. * (Canada)	2,927	8,049
Quaker Chemical Corp.	546	81,638
Rayonier Advanced Materials, Inc. *	6,901	18,081
Resolute Forest Products, Inc. *	5,244	66,913
Schnitzer Steel Industries, Inc. Class A	2,717	89,226
Schweitzer-Mauduit International, Inc.	3,536	88,824
Sensient Technologies Corp.	337	27,149
Stepan Co.	2,231	226,112
Sylvamo Corp.	268	8,758
Terawulf, Inc. *	2,353	2,824
Trinseo PLC	4,095	157,494
Tronox Holdings PLC Class A	13,391	224,969
Unifi, Inc. *	1,448	20,359
Ur-Energy, Inc. *	8,365	8,867
US Lime & Minerals, Inc.	47	4,963
Valhi, Inc.	299	13,557

		3,463,445

Communications - 3.4%
1-800-Flowers.com, Inc. Class A *	3,013	28,654
1stdibs.com, Inc. *	2,536	14,430
A10 Networks, Inc.	1,654	23,785
ADTRAN, Inc.	545	9,554
Advantage Solutions, Inc. *	9,537	36,241
aka Brands Holding Corp. *	1,032	2,848
Allbirds, Inc. Class A *	8,208	32,257
AMC Networks, Inc. Class A *	3,562	103,725

	Shares	Value
Anterix, Inc. *	926	$38,031
Arena Group Holdings, Inc. *	230	2,070
ATN International, Inc.	1,153	54,087
Audacy, Inc. Class A *	13,875	13,073
Aviat Networks, Inc. *	1,135	28,420
BARK, Inc. *	5,557	7,113
Blade Air Mobility, Inc. *	6,241	27,835
Boston Omaha Corp. Class A *	2,258	46,628
Bumble, Inc. Class A *	9,984	281,050
Calix, Inc. *	1,403	47,898
Cars.com, Inc. *	6,758	63,728
ChannelAdvisor Corp. *	3,401	49,587
Clear Channel Outdoor Holdings, Inc. *	41,918	44,852
Cogent Communications Holdings, Inc.	2,306	140,113
Consolidated Communications Holdings, Inc. *	7,392	51,744
ContextLogic, Inc. Class A *	66,194	105,910
Cumulus Media, Inc. Class A *	2,110	16,310
DHI Group, Inc. *	679	3,375
DigitalBridge Group, Inc. REIT *	7,750	37,820
EchoStar Corp. Class A *	4,311	83,202
Edgio, Inc. *	1,896	4,380
Entravision Communications Corp. Class A	2,611	11,906
ePlus, Inc. *	815	43,293
Eventbrite, Inc. Class A *	1,081	11,102
EW Scripps Co. Class A *	6,764	84,347
Figs, Inc. Class A *	2,178	19,842
fuboTV, Inc. *	20,785	51,339
Gannett Co., Inc. *	16,776	48,650
Globalstar, Inc. *	12,087	14,867
Gogo, Inc. *	5,246	84,933
Gray Television, Inc.	5,642	95,293
Groupon, Inc. *	2,252	25,448
HealthStream, Inc. *	2,514	54,579
IDT Corp. Class B *	506	12,726
iHeartMedia, Inc. Class A *	14,360	113,300
Inspirato, Inc. *	1,055	4,885
InterDigital, Inc.	2,337	142,090
KORE Group Holdings, Inc. *	3,563	10,938
Lands’ End, Inc. *	1,724	18,309
Liberty Latin America Ltd. Class A * (Chile)	3,953	30,833
Liberty Latin America Ltd. Class C * (Chile)	17,984	140,095
Liquidity Services, Inc. *	1,391	18,695
Magnite, Inc. *	15,097	134,061
Maxar Technologies, Inc.	8,328	217,278
NETGEAR, Inc. *	3,268	60,523
Overstock.com, Inc. *	4,922	123,099
Planet Labs PBC *	2,268	9,820
Poshmark, Inc. Class A *	5,354	54,129
Preformed Line Products Co.	242	14,883
QuinStreet, Inc. *	5,446	54,787
RealReal, Inc. *	8,095	20,157
Ribbon Communications, Inc. *	8,007	24,341
Rover Group, Inc. *	484	1,820
RumbleON, Inc. Class B *	1,178	17,328
Scholastic Corp.	3,243	116,651
Shenandoah Telecommunications Co.	5,551	123,232
Solo Brands, Inc. Class A *	2,361	9,586
Squarespace, Inc. Class A *	2,743	57,384
Stagwell, Inc. *	8,167	44,347
Stitch Fix, Inc. Class A *	5,655	27,936
TEGNA, Inc.	25,687	538,656
Telephone & Data Systems, Inc.	11,871	187,443
Terran Orbital Corp. *	2,647	12,123
Thryv Holdings, Inc. *	2,318	51,900
TrueCar, Inc. *	9,897	25,633
Urban One, Inc. *	2,321	11,342
US Cellular Corp. *	1,735	50,246
Vacasa, Inc. Class A *	4,622	13,311
Value Line, Inc.	364	24,042

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Vivid Seats, Inc. Class A	2,059	$15,381
WideOpenWest, Inc. *	2,659	48,420

		4,526,049

Consumer, Cyclical - 10.9%
A-Mark Precious Metals, Inc.	2,077	66,983
Abercrombie & Fitch Co. Class A *	5,756	97,392
Academy Sports & Outdoors, Inc.	9,608	341,468
Acushnet Holdings Corp.	2,992	124,707
Adient PLC *	11,005	326,078
Aeva Technologies, Inc. *	10,230	32,020
Allegiant Travel Co. *	1,063	120,215
America’s Car-Mart, Inc. *	675	67,905
American Axle & Manufacturing Holdings, Inc. *	12,159	91,557
American Eagle Outfitters, Inc.	18,352	205,175
Asbury Automotive Group, Inc. *	1,799	304,643
Aterian, Inc. *	6,193	13,377
Avient Corp.	2,887	115,711
Bally’s Corp. *	4,550	89,999
Beacon Roofing Supply, Inc. *	1,900	97,584
Beazer Homes USA, Inc. *	3,159	38,129
Bed Bath & Beyond, Inc. *	2,252	11,192
Big 5 Sporting Goods Corp.	2,486	27,868
Big Lots, Inc.	3,489	73,164
Biglari Holdings, Inc. Class B *	86	10,552
BJ’s Restaurants, Inc. *	2,689	58,298
Bloomin’ Brands, Inc.	2,803	46,586
Bluegreen Vacations Holding Corp.	1,217	30,376
BlueLinx Holdings, Inc. *	1,068	71,353
Bowlero Corp. *	4,339	45,950
Brinker International, Inc. *	574	12,645
Buckle, Inc.	333	9,221
Build-A-Bear Workshop, Inc.	447	7,340
Callaway Golf Co. *	16,458	335,743
Cato Corp. Class A	2,005	23,278
Cenntro Electric Group Ltd. * (Australia)	21,417	32,340
Century Casinos, Inc. *	415	2,988
Century Communities, Inc.	3,037	136,574
Chico’s FAS, Inc. *	3,937	19,567
Children’s Place, Inc. *	554	21,562
Chuy’s Holdings, Inc. *	2,099	41,812
Cinemark Holdings, Inc. *	2,871	43,122
Citi Trends, Inc. *	916	21,663
Clean Energy Fuels Corp. *	19,384	86,840
CompX International, Inc.	121	2,806
Conn’s, Inc. *	1,501	12,038
Container Store Group, Inc. *	3,603	22,447
Dana, Inc.	15,002	211,078
Denny’s Corp. *	1,879	16,310
Designer Brands, Inc. Class A	1,884	24,605
Destination XL Group, Inc. *	3,230	10,950
Dine Brands Global, Inc.	255	16,595
Duluth Holdings, Inc. Class B *	602	5,743
El Pollo Loco Holdings, Inc. *	1,976	19,444
Ermenegildo Zegna Holditalia SpA * (Italy)	4,754	50,155
Ethan Allen Interiors, Inc.	2,877	58,144
Everi Holdings, Inc. *	4,628	75,483
EVgo, Inc. *	6,761	40,634
Express, Inc. *	7,150	14,014
First Watch Restaurant Group, Inc. *	725	10,454
FirstCash, Inc.	2,275	158,135
Foot Locker, Inc.	9,832	248,258
Forestar Group, Inc. *	1,333	18,249
Fossil Group, Inc. *	5,468	28,270
Franchise Group, Inc.	298	10,451
Full House Resorts, Inc. *	2,601	15,814
G-III Apparel Group Ltd. *	5,205	105,297
Genesco, Inc. *	1,551	77,410
Global Industrial Co.	406	13,711

	Shares	Value
Goodyear Tire & Rubber Co. *	32,528	$348,375
Green Brick Partners, Inc. *	2,225	43,543
Group 1 Automotive, Inc.	1,830	310,734
GrowGeneration Corp. *	6,666	23,931
Haverty Furniture Cos., Inc.	1,664	38,572
Hawaiian Holdings, Inc. *	6,299	90,139
Healthcare Services Group, Inc.	4,657	81,078
Hibbett, Inc.	332	14,512
Hyliion Holdings Corp. *	15,828	50,966
IMAX Corp. *	2,407	40,654
Interface, Inc.	1,255	15,738
International Game Technology PLC	8,807	163,458
iRobot Corp. *	410	15,067
Jack in the Box, Inc.	2,159	121,034
JOANN, Inc.	1,218	9,439
Johnson Outdoors, Inc. Class A	571	34,922
KAR Auction Services, Inc. *	13,871	204,875
KB Home	7,808	222,216
Kimball International, Inc. Class B	3,868	29,668
La-Z-Boy, Inc.	5,231	124,027
Landsea Homes Corp. *	1,170	7,792
LGI Homes, Inc. *	2,257	196,133
Life Time Group Holdings, Inc. *	4,897	63,073
Lifetime Brands, Inc.	1,356	14,970
Light & Wonder, Inc. Class A *	11,332	532,491
Lindblad Expeditions Holdings, Inc. *	3,272	26,503
Lions Gate Entertainment Corp. Class A *	7,415	69,034
Lions Gate Entertainment Corp. Class B *	12,798	113,006
LL Flooring Holdings, Inc. *	3,268	30,621
Lordstown Motors Corp. Class A *	17,916	28,307
M/I Homes, Inc. *	2,701	107,122
Madison Square Garden Entertainment Corp. *	3,049	160,438
Marcus Corp. *	2,906	42,922
MarineMax, Inc. *	2,248	81,198
MDC Holdings, Inc.	5,100	164,781
Meritage Homes Corp. *	3,982	288,695
Methode Electronics, Inc.	4,290	158,902
Microvast Holdings, Inc. *	7,690	17,072
Miller Industries, Inc.	1,112	25,209
MillerKnoll, Inc.	8,886	233,435
Motorcar Parts of America, Inc. *	2,057	26,988
Movado Group, Inc.	1,788	55,303
National Vision Holdings, Inc. *	8,879	244,172
Nu Skin Enterprises, Inc. Class A	3,514	152,156
ODP Corp. *	4,927	148,992
OneWater Marine, Inc. Class A *	1,146	37,875
Oxford Industries, Inc.	567	50,316
Papa John’s International, Inc.	1,061	88,615
Party City Holdco, Inc. *	7,984	10,539
Patrick Industries, Inc.	2,306	119,543
PC Connection, Inc.	1,274	56,120
PetMed Express, Inc.	484	9,632
PLBY Group, Inc. *	3,462	22,157
PriceSmart, Inc.	1,061	75,999
Proterra, Inc. *	14,191	65,846
Purple Innovation, Inc. *	6,189	18,938
Qurate Retail, Inc. Class A	41,877	120,187
RCI Hospitality Holdings, Inc.	73	3,530
Red Rock Resorts, Inc. Class A	3,397	113,324
Reservoir Media, Inc. *	202	1,317
Resideo Technologies, Inc. *	16,456	319,576
REV Group, Inc.	3,933	42,752
Rite Aid Corp. *	3,399	22,909
Rocky Brands, Inc.	713	24,370
Rush Enterprises, Inc. Class A	4,764	229,625
Rush Enterprises, Inc. Class B	894	44,351
Sally Beauty Holdings, Inc. *	839	10,001
ScanSource, Inc. *	2,897	90,213
SeaWorld Entertainment, Inc. *	2,647	116,944

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Shoe Carnival, Inc.	2,212	$47,801
Signet Jewelers Ltd. (NYSE)	5,367	286,920
SkyWest, Inc. *	6,071	129,009
Sleep Number Corp. *	1,465	45,342
Snap One Holdings Corp. *	1,978	18,138
Solid Power, Inc. *	3,782	20,347
Sonic Automotive, Inc. Class A	2,319	84,945
Sovos Brands, Inc. *	999	15,854
Spirit Airlines, Inc. *	12,327	293,876
Sportsman’s Warehouse Holdings, Inc. *	4,932	47,298
Standard Motor Products, Inc.	2,323	104,512
Steelcase, Inc. Class A	10,318	110,712
Superior Group of Cos., Inc.	1,212	21,513
Taylor Morrison Home Corp. *	11,475	268,056
ThredUp, Inc. Class A *	5,720	14,300
Tile Shop Holdings, Inc.	3,645	11,190
Tilly’s, Inc. Class A	2,586	18,154
Titan Machinery, Inc. *	2,243	50,266
Torrid Holdings, Inc. *	693	2,994
Traeger, Inc. *	3,377	14,352
TravelCenters of America, Inc. *	1,493	51,464
Tri Pointe Homes, Inc. *	10,716	180,779
Tupperware Brands Corp. *	5,135	32,556
TuSimple Holdings, Inc. Class A *	16,322	118,008
UniFirst Corp.	1,768	304,414
Universal Electronics, Inc. *	1,365	34,903
Urban Outfitters, Inc. *	7,904	147,489
Velodyne Lidar, Inc. *	23,417	22,368
Vinco Ventures, Inc. *	8,488	11,713
Virgin Galactic Holdings, Inc. *	13,964	84,063
Vista Outdoor, Inc. *	6,564	183,136
VSE Corp.	1,193	44,833
Wabash National Corp.	754	10,239
Weber, Inc. Class A	3,061	22,070
Weyco Group, Inc.	581	14,205
Wheels Up Experience, Inc. *	19,765	38,542
Winmark Corp.	297	58,084
Winnebago Industries, Inc.	3,739	181,566
Workhorse Group, Inc. *	1,324	3,442
World Fuel Services Corp.	7,377	150,933
Xponential Fitness, Inc. Class A *	1,311	16,466
Zumiez, Inc. *	1,849	48,074

		14,601,340

Consumer, Non-Cyclical - 16.9%
23andMe Holding Co. Class A *	11,006	27,295
2seventy bio, Inc. *	4,325	57,090
2U, Inc. *	8,643	90,492
4D Molecular Therapeutics, Inc. *	3,342	23,327
Aaron’s Co., Inc.	3,787	55,101
AbCellera Biologics, Inc. * (Canada)	13,879	147,811
ABM Industries, Inc.	7,808	339,023
Absci Corp. *	5,681	18,861
ACCO Brands Corp.	10,721	70,008
Accolade, Inc. *	6,748	49,935
Adagio Therapeutics, Inc. *	5,525	18,122
AdaptHealth Corp. *	8,288	149,516
Adaptive Biotechnologies Corp. *	12,642	102,274
Addus HomeCare Corp. *	1,034	86,112
Adicet Bio, Inc. *	3,158	46,107
ADMA Biologics, Inc. *	11,129	22,035
Adtalem Global Education, Inc. *	5,065	182,188
Aerie Pharmaceuticals, Inc. *	504	3,780
Aerovate Therapeutics, Inc. *	971	15,177
Affimed NV * (Germany)	602	1,668
Agios Pharmaceuticals, Inc. *	6,523	144,615
Akero Therapeutics, Inc. *	3,020	28,539
Alico, Inc.	614	21,877
Alight, Inc. Class A *	39,526	266,800
Allogene Therapeutics, Inc. *	9,300	106,020

	Shares	Value
Allovir, Inc. *	3,359	$13,100
Alpha Teknova, Inc. *	552	4,637
Alphatec Holdings, Inc. *	775	5,069
Alpine Immune Sciences, Inc. *	851	7,242
Alta Equipment Group, Inc. *	1,744	15,644
ALX Oncology Holdings, Inc. *	2,532	20,484
American Public Education, Inc. *	2,131	34,437
American Well Corp. Class A *	26,462	114,316
Amylyx Pharmaceuticals, Inc. *	998	19,221
AN2 Therapeutics, Inc. *	320	2,480
AnaptysBio, Inc. *	2,298	46,649
Andersons, Inc.	3,646	120,282
AngioDynamics, Inc. *	4,115	79,625
ANI Pharmaceuticals, Inc. *	1,300	38,571
Anika Therapeutics, Inc. *	1,569	35,020
API Group Corp. *	23,911	357,948
AppHarvest, Inc. *	7,926	27,662
Arbutus Biopharma Corp. * (Canada)	5,507	14,924
Arcellx, Inc. *	1,068	19,309
Arcturus Therapeutics Holdings, Inc. *	244	3,841
Arcus Biosciences, Inc. *	5,884	149,101
Artivion, Inc. *	594	11,215
Atara Biotherapeutics, Inc. *	9,681	75,415
Atea Pharmaceuticals, Inc. *	8,916	63,304
Athira Pharma, Inc. *	3,815	11,636
ATI Physical Therapy, Inc. *	8,414	11,864
AtriCure, Inc. *	1,886	77,062
Avanos Medical, Inc. *	5,426	148,347
Aveanna Healthcare Holdings, Inc. *	4,385	9,910
Avidity Biosciences, Inc. *	5,820	84,565
B&G Foods, Inc.	7,916	188,242
Bakkt Holdings, Inc. *	7,090	14,889
Barrett Business Services, Inc.	104	7,578
Beachbody Co., Inc. *	9,656	11,587
Beauty Health Co. *	1,273	16,371
Benson Hill, Inc. *	10,358	28,381
Berkeley Lights, Inc. *	6,238	31,003
BioCryst Pharmaceuticals, Inc. *	6,505	68,823
Biohaven Pharmaceutical Holding Co. Ltd. *	2,716	395,748
BioLife Solutions, Inc. *	3,600	49,716
Bionano Genomics, Inc. *	34,185	47,175
Bioventus, Inc. Class A *	3,479	23,727
Bioxcel Therapeutics, Inc. *	2,099	27,707
Bird Global, Inc. Class A *	23,802	10,378
Bluebird Bio, Inc. *	7,949	32,909
Boxed, Inc. *	961	1,778
Bridgebio Pharma, Inc. *	4,264	38,717
Bright Health Group, Inc. *	22,081	40,187
BrightView Holdings, Inc. *	5,001	60,012
Brookdale Senior Living, Inc. *	21,256	96,502
Butterfly Network, Inc. *	15,814	48,549
C4 Therapeutics, Inc. *	4,704	35,468
Cal-Maine Foods, Inc.	371	18,331
Cara Therapeutics, Inc. *	5,148	47,001
Cardiovascular Systems, Inc. *	2,094	30,070
CareMax, Inc. *	6,445	23,395
Caribou Biosciences, Inc. *	6,176	33,536
Cass Information Systems, Inc.	1,899	64,186
Castle Biosciences, Inc. *	2,755	60,472
Celldex Therapeutics, Inc. *	4,140	111,614
Central Garden & Pet Co. *	711	30,161
Central Garden & Pet Co. Class A *	3,195	127,832
Century Therapeutics, Inc. *	2,169	18,220
Chefs’ Warehouse, Inc. *	1,188	46,201
ChemoCentryx, Inc. *	1,868	46,289
Chimerix, Inc. *	2,864	5,957
Chinook Therapeutics, Inc. *	4,945	86,488
CinCor Pharma, Inc. *	1,469	27,676
Cipher Mining, Inc. *	4,910	6,727
Cogent Biosciences, Inc. *	5,164	46,579

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Community Health Systems, Inc. *	15,035	$56,381
CompoSecure, Inc. *	363	1,888
Core Scientific, Inc. *	23,414	34,887
CoreCivic, Inc. REIT *	13,658	151,740
Covetrus, Inc. *	12,155	252,216
Crinetics Pharmaceuticals, Inc. *	5,180	96,607
Cross Country Healthcare, Inc. *	3,630	75,613
CTI BioPharma Corp. *	8,366	49,945
Cue Health, Inc. *	12,152	38,886
Cullinan Oncology, Inc. *	3,322	42,588
Custom Truck One Source, Inc. *	4,456	24,954
Cytokinetics, Inc. *	894	35,125
Day One Biopharmaceuticals, Inc. *	2,741	49,064
Deciphera Pharmaceuticals, Inc. *	3,701	48,668
Deluxe Corp.	5,184	112,337
Design Therapeutics, Inc. *	3,918	54,852
DICE Therapeutics, Inc. *	3,306	51,309
Distribution Solutions Group, Inc. *	51	2,621
Dyne Therapeutics, Inc. *	3,466	23,811
Edgewell Personal Care Co.	6,262	216,164
Edgewise Therapeutics, Inc. *	3,412	27,160
Editas Medicine, Inc. *	8,099	95,811
Eiger BioPharmaceuticals, Inc. *	402	2,533
Embecta Corp. *	897	22,712
Emergent BioSolutions, Inc. *	5,898	183,074
Enanta Pharmaceuticals, Inc. *	2,018	95,391
Endo International PLC *	25,723	11,979
Ennis, Inc.	2,745	55,531
Enochian Biosciences, Inc. *	2,038	3,933
EQRx, Inc. *	16,011	75,092
Erasca, Inc. *	7,184	40,015
European Wax Center, Inc. Class A	205	3,612
EyePoint Pharmaceuticals, Inc. *	1,391	10,947
FibroGen, Inc. *	1,081	11,415
First Advantage Corp. *	6,467	81,937
Forma Therapeutics Holdings, Inc. *	4,065	28,008
Fresh Del Monte Produce, Inc.	3,492	103,119
Fulcrum Therapeutics, Inc. *	3,818	18,708
Fulgent Genetics, Inc. *	2,468	134,580
Generation Bio Co. *	5,186	34,020
Geron Corp. *	11,574	17,940
Graham Holdings Co. Class B	437	247,709
Green Dot Corp. Class A *	4,985	125,173
Greenidge Generation Holdings, Inc. *	1,077	2,736
Hackett Group, Inc.	235	4,458
Hain Celestial Group, Inc. *	8,955	212,592
Heidrick & Struggles International, Inc.	2,204	71,321
Herbalife Nutrition Ltd. *	4,140	84,663
HF Foods Group, Inc. *	3,687	19,246
HilleVax, Inc. *	1,105	12,078
Honest Co., Inc. *	6,905	20,163
Hostess Brands, Inc. *	15,603	330,940
Huron Consulting Group, Inc. *	968	62,910
ICF International, Inc.	640	60,800
Icosavax, Inc. *	2,580	14,783
Ideaya Biosciences, Inc. *	4,060	56,028
IGM Biosciences, Inc. *	259	4,670
Imago Biosciences, Inc. *	1,169	15,653
ImmunityBio, Inc. *	2,149	7,994
ImmunoGen, Inc. *	12,503	56,263
Immunovant, Inc. *	4,285	16,712
Inari Medical, Inc. *	499	33,927
Information Services Group, Inc.	2,842	19,212
Ingles Markets, Inc. Class A	1,607	139,407
Innovage Holding Corp. *	2,027	8,878
Inogen, Inc. *	2,638	63,787
Inotiv, Inc. *	1,931	18,538
Inovio Pharmaceuticals, Inc. *	26,487	45,823
Instil Bio, Inc. *	8,169	37,741
Integer Holdings Corp. *	3,894	275,150

	Shares	Value
Intellia Therapeutics, Inc. *	3,025	$156,574
Invitae Corp. *	28,045	68,430
Iovance Biotherapeutics, Inc. *	17,414	192,251
iTeos Therapeutics, Inc. *	2,672	55,043
Janux Therapeutics, Inc. *	1,841	22,479
John B Sanfilippo & Son, Inc.	382	27,691
John Wiley & Sons, Inc. Class A	431	20,585
Jounce Therapeutics, Inc. *	5,044	15,283
KalVista Pharmaceuticals, Inc. *	2,841	27,955
Kelly Services, Inc. Class A	4,033	79,974
Keros Therapeutics, Inc. *	81	2,238
Kezar Life Sciences, Inc. *	5,180	42,839
Kiniksa Pharmaceuticals Ltd. Class A *	140	1,357
Kinnate Biopharma, Inc. *	3,234	40,781
Kodiak Sciences, Inc. *	3,727	28,474
Krispy Kreme, Inc.	6,153	83,681
Kronos Bio, Inc. *	4,714	17,159
Krystal Biotech, Inc. *	1,604	105,319
Kura Oncology, Inc. *	7,271	133,277
Kymera Therapeutics, Inc. *	4,394	86,518
Lancaster Colony Corp.	398	51,254
Landec Corp. *	2,727	27,188
Laureate Education, Inc. Class A	12,988	150,271
Lexicon Pharmaceuticals, Inc. *	5,001	9,302
LifeStance Health Group, Inc. *	7,889	43,863
Ligand Pharmaceuticals, Inc. *	1,553	138,559
Liquidia Corp. *	1,914	8,345
LivaNova PLC *	1,519	94,892
LiveRamp Holdings, Inc. *	7,936	204,828
Lyell Immunopharma, Inc. *	20,058	130,778
MacroGenics, Inc. *	7,373	21,750
MannKind Corp. *	25,410	96,812
Marathon Digital Holdings, Inc. *	14,487	77,361
MarketWise, Inc. *	1,370	4,932
MaxCyte, Inc. *	9,567	45,252
MEDNAX, Inc. *	9,911	208,230
MeiraGTx Holdings PLC *	3,240	24,527
Merit Medical Systems, Inc. *	940	51,014
Mersana Therapeutics, Inc. *	9,788	45,221
MiMedx Group, Inc. *	12,953	44,947
Mission Produce, Inc. *	3,855	54,934
ModivCare, Inc. *	1,007	85,091
MoneyGram International, Inc. *	10,762	107,620
Moneylion, Inc. *	16,098	21,249
Monro, Inc.	3,859	165,474
Monte Rosa Therapeutics, Inc. *	3,178	30,731
Morphic Holding, Inc. *	479	10,394
Multiplan Corp. *	43,705	239,940
Myriad Genetics, Inc. *	9,392	170,653
Nano-X Imaging Ltd. * (Israel)	4,392	49,630
NanoString Technologies, Inc. *	528	6,706
National HealthCare Corp.	1,431	100,027
Natural Grocers by Vitamin Cottage, Inc.	169	2,696
Nature’s Sunshine Products, Inc. *	1,442	15,386
Natus Medical, Inc. *	1,712	56,102
Nautilus Biotechnology, Inc. SPAC *	5,680	15,279
Nektar Therapeutics *	21,211	80,602
Neogen Corp. *	1,053	25,367
NeoGenomics, Inc. *	14,691	119,732
NGM Biopharmaceuticals, Inc. *	1,761	22,576
Nkarta, Inc. *	3,745	46,138
Nurix Therapeutics, Inc. *	5,164	65,428
Nuvalent, Inc. Class A *	1,843	24,991
Nuvation Bio, Inc. *	13,941	45,169
OPKO Health, Inc. *	47,070	119,087
OraSure Technologies, Inc. *	8,580	23,252
Orthofix Medical, Inc. *	2,368	55,743
Oscar Health, Inc. Class A *	14,054	59,729
Owens & Minor, Inc.	7,512	236,252
P3 Health Partners, Inc. *	1,462	5,439

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Pacific Biosciences of California, Inc. *	26,538	$117,298
Pardes Biosciences, Inc. *	3,590	11,021
Patterson Cos., Inc.	2,299	69,660
Paysafe Ltd. *	40,476	78,928
PepGen, Inc. *	681	6,762
Perdoceo Education Corp. *	7,409	87,278
PetIQ, Inc. *	503	8,445
PFSweb, Inc. *	2,044	24,037
PMV Pharmaceuticals, Inc. *	4,385	62,486
Point Biopharma Global, Inc. SPAC *	444	3,024
Praxis Precision Medicines, Inc. *	4,403	10,787
Precigen, Inc. *	665	891
Prestige Consumer Healthcare, Inc. *	5,788	340,334
Primo Water Corp.	18,448	246,834
PROG Holdings, Inc. *	5,404	89,166
Protagonist Therapeutics, Inc. *	5,168	40,879
Provention Bio, Inc. *	876	3,504
PTC Therapeutics, Inc. *	1,985	79,519
Quad/Graphics, Inc. *	3,956	10,879
Quanex Building Products Corp.	3,689	83,925
Quanterix Corp. *	1,614	26,131
Quantum-Si, Inc. *	10,057	23,332
Rallybio Corp. *	359	2,710
RAPT Therapeutics, Inc. *	886	16,170
Reata Pharmaceuticals, Inc. Class A *	515	15,651
Recursion Pharmaceuticals, Inc. Class A *	14,280	116,239
Redbox Entertainment, Inc. *	674	4,988
REGENXBIO, Inc. *	4,656	115,003
Relay Therapeutics, Inc. *	8,253	138,238
Relmada Therapeutics, Inc. *	772	14,660
Repay Holdings Corp. *	11,950	153,557
Replimune Group, Inc. *	3,509	61,337
Resources Connection, Inc.	3,592	73,169
REVOLUTION Medicines, Inc. *	6,273	122,261
Riot Blockchain, Inc. *	13,974	58,551
Rocket Pharmaceuticals, Inc. *	5,161	71,015
RxSight, Inc. *	124	1,746
Sabre Corp. *	30,004	174,923
Sage Therapeutics, Inc. *	6,104	197,159
Sana Biotechnology, Inc. *	10,374	66,705
Sanderson Farms, Inc.	368	79,315
Sangamo Therapeutics, Inc. *	13,977	57,865
Science 37 Holdings, Inc. *	596	1,198
SeaSpine Holdings Corp. *	3,986	22,521
Seer, Inc. *	6,038	54,040
Select Medical Holdings Corp.	2,005	47,358
Sema4 Holdings Corp. *	18,772	23,653
Seneca Foods Corp. Class A *	651	36,157
Singular Genomics Systems, Inc. *	6,050	23,111
SomaLogic, Inc. *	15,939	72,044
Sorrento Therapeutics, Inc. *	37,785	75,948
SpartanNash Co.	4,079	123,063
Spire Global, Inc. *	14,563	16,893
SpringWorks Therapeutics, Inc. *	3,250	80,015
Sterling Check Corp. *	210	3,425
Stoke Therapeutics, Inc. *	2,557	33,778
StoneCo Ltd. Class A * (Brazil)	15,782	121,521
StoneMor, Inc. *	2,863	9,791
Strategic Education, Inc.	2,608	184,073
SunOpta, Inc. * (Canada)	794	6,177
Supernus Pharmaceuticals, Inc. *	5,703	164,931
Surgery Partners, Inc. *	509	14,720
Sutro Biopharma, Inc. *	5,007	26,086
Syndax Pharmaceuticals, Inc. *	4,449	85,599
Tactile Systems Technology, Inc. *	1,390	10,147
Talaris Therapeutics, Inc. *	2,383	10,747
Tango Therapeutics, Inc. *	5,436	24,625
Tarsus Pharmaceuticals, Inc. *	1,966	28,704
Tattooed Chef, Inc. *	229	1,443
Tejon Ranch Co. *	1,934	30,016

	Shares	Value
Tenaya Therapeutics, Inc. *	2,970	$16,721
Textainer Group Holdings Ltd. (China)	4,506	123,509
Theravance Biopharma, Inc. *	482	4,367
Theseus Pharmaceuticals, Inc. *	1,745	9,650
Tootsie Roll Industries, Inc.	251	8,873
Travere Therapeutics, Inc. *	644	15,604
TreeHouse Foods, Inc. *	5,909	247,114
Tricida, Inc. *	2,953	28,585
Triton International Ltd. (Bermuda)	7,232	380,765
TrueBlue, Inc. *	3,742	66,982
Turning Point Therapeutics, Inc. *	4,679	352,095
Twist Bioscience Corp. *	2,041	71,353
Tyra Biosciences, Inc. *	1,332	9,524
United Natural Foods, Inc. *	6,234	245,620
Universal Corp.	2,790	168,795
Utah Medical Products, Inc.	6	515
Utz Brands, Inc.	869	12,010
Vanda Pharmaceuticals, Inc. *	6,673	72,736
Varex Imaging Corp. *	4,273	91,399
Vaxart, Inc. *	10,943	38,301
VBI Vaccines, Inc. *	22,088	17,858
Vector Group Ltd.	14,109	148,144
Vectrus, Inc. *	1,281	42,862
Vera Therapeutics, Inc. *	130	1,769
Veracyte, Inc. *	8,343	166,026
Verve Therapeutics, Inc. *	3,679	56,215
Viad Corp. *	2,344	64,718
ViewRay, Inc. *	1,635	4,333
Village Super Market, Inc. Class A	760	17,336
Vintage Wine Estates, Inc. *	2,943	23,132
Vir Biotechnology, Inc. *	8,440	214,967
Viridian Therapeutics, Inc. *	698	8,076
VistaGen Therapeutics, Inc. *	4,412	3,883
Vivint Smart Home, Inc. *	7,983	27,781
Weis Markets, Inc.	1,894	141,179
Whole Earth Brands, Inc. *	4,069	25,228
Willdan Group, Inc. *	1,142	31,496
WW International, Inc. *	6,178	39,477
Xencor, Inc. *	6,647	181,928
Zentalis Pharmaceuticals, Inc. *	229	6,435
Zimvie, Inc. *	2,325	37,223

		22,620,764

Diversified - 0.0%

Professional Holding Corp. Class A *	1,549	31,057

Energy - 4.5%
Aemetis, Inc. *	3,848	18,894
Alto Ingredients, Inc. *	9,512	35,289
Amplify Energy Corp. *	1,877	12,276
Archaea Energy, Inc. *	4,562	70,848
Archrock, Inc.	16,120	133,312
Berry Corp.	8,409	64,077
Borr Drilling Ltd. * (United Arab Emirates)	8,475	39,070
Bristow Group, Inc. *	2,773	64,888
California Resources Corp.	9,024	347,424
Callon Petroleum Co. *	1,096	42,963
Centennial Resource Development, Inc. Class A *	20,518	122,698
Civitas Resources, Inc.	8,458	442,269
Cleanspark, Inc. *	4,892	19,177
CNX Resources Corp. *	21,010	345,825
CONSOL Energy, Inc. *	362	17,875
Diamond Offshore Drilling, Inc. *	11,722	69,043
DMC Global, Inc. *	1,617	29,154
Dril-Quip, Inc. *	3,981	102,710
Eneti, Inc.	2,726	16,738
Equitrans Midstream Corp.	35,779	227,554
Excelerate Energy, Inc. Class A *	1,994	39,720
Expro Group Holdings NV *	8,970	103,334

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
FuelCell Energy, Inc. *	11,444	$42,915
FutureFuel Corp.	3,386	24,650
Gevo, Inc. *	23,568	55,385
Golar LNG Ltd. * (Bermuda)	10,940	248,885
Green Plains, Inc. *	4,998	135,796
Helix Energy Solutions Group, Inc. *	17,942	55,620
Helmerich & Payne, Inc.	11,793	507,807
Kinetik Holdings, Inc. Class A	1,756	59,950
Murphy Oil Corp.	9,850	297,371
Nabors Industries Ltd. *	166	22,227
NACCO Industries, Inc. Class A	632	23,953
National Energy Services Reunited Corp. *	4,673	31,683
Newpark Resources, Inc. *	10,743	33,196
NextDecade Corp. *	687	3,050
Noble Corp. *	3,685	93,415
Northern Oil & Gas, Inc.	1,369	34,581
NOW, Inc. *	12,491	122,162
Oceaneering International, Inc. *	1,793	19,149
Oil States International, Inc. *	7,681	41,631
Patterson-UTI Energy, Inc.	8,278	130,461
PBF Energy, Inc. Class A *	8,552	248,179
Peabody Energy Corp. *	13,618	290,472
ProPetro Holding Corp. *	10,559	105,590
REX American Resources Corp. *	675	57,240
Riley Exploration Permian, Inc.	683	16,515
Ring Energy, Inc. *	7,985	21,240
Select Energy Services, Inc. Class A *	8,828	60,207
Stem, Inc. *	890	6,372
SunCoke Energy, Inc.	9,310	63,401
Sunnova Energy International, Inc. *	11,397	210,047
Tidewater, Inc. *	4,475	94,378
US Silica Holdings, Inc. *	7,254	82,841
Vertex Energy, Inc. *	801	8,426
W&T Offshore, Inc. *	3,219	13,906
Warrior Met Coal, Inc.	5,411	165,631
Whiting Petroleum Corp.	3,462	235,520

		6,028,990

Financial - 38.7%
1st Source Corp.	2,006	91,072
Acadia Realty Trust REIT	9,979	155,872
ACNB Corp.	1,197	35,539
AFC Gamma, Inc. REIT	1,676	25,693
Agree Realty Corp. REIT	8,574	618,443
Alerus Financial Corp.	2,024	48,191
Alexander & Baldwin, Inc. REIT *	8,290	148,805
Allegiance Bancshares, Inc.	1,977	74,652
Amalgamated Financial Corp.	1,836	36,316
Ambac Financial Group, Inc. *	5,199	59,009
Amerant Bancorp, Inc.	3,476	97,745
American Assets Trust, Inc. REIT	5,920	175,824
American Equity Investment Life Holding Co.	8,992	328,837
American National Bankshares, Inc.	1,387	48,004
American Realty Investors, Inc. *	146	2,072
Ameris Bancorp	6,917	277,925
AMERISAFE, Inc.	2,336	121,495
Angel Oak Mortgage, Inc. REIT	1,897	24,585
Anywhere Real Estate, Inc. *	13,410	131,820
Apartment Investment & Management Co. Class A REIT *	16,842	107,789
Apollo Commercial Real Estate Finance, Inc. REIT	16,105	168,136
Apple Hospitality REIT, Inc.	24,931	365,738
Applied Blockchain, Inc. *	2,058	2,161
Arbor Realty Trust, Inc. REIT	17,806	233,437
Ares Commercial Real Estate Corp. REIT	5,308	64,917
Argo Group International Holdings Ltd.	3,752	138,299
Armada Hoffler Properties, Inc. REIT	7,406	95,093
ARMOUR Residential REIT, Inc.	11,657	82,065

	Shares	Value
Arrow Financial Corp.	1,794	$57,067
Artisan Partners Asset Management, Inc. Class A	2,594	92,269
Ashford Hospitality Trust, Inc. REIT *	4,003	23,938
AssetMark Financial Holdings, Inc. *	2,546	47,788
Associated Banc-Corp.	17,575	320,919
Associated Capital Group, Inc. Class A	158	5,661
Atlantic Union Bankshares Corp.	8,837	299,751
Atlanticus Holdings Corp. *	746	26,237
Axos Financial, Inc. *	5,946	213,164
Banc of California, Inc.	6,719	118,389
BancFirst Corp.	972	93,030
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	3,129	41,522
Bancorp, Inc. *	2,619	51,123
Bank First Corp.	834	63,226
Bank of Marin Bancorp	2,015	64,037
Bank of NT Butterfield & Son Ltd. (Bermuda)	5,603	174,758
BankUnited, Inc.	8,586	305,404
Bankwell Financial Group, Inc.	862	26,765
Banner Corp.	3,558	199,995
Bar Harbor Bankshares	1,958	50,634
BayCom Corp.	1,627	33,646
BCB Bancorp, Inc.	1,991	33,907
Berkshire Hills Bancorp, Inc.	4,979	123,330
BGC Partners, Inc. Class A	36,853	124,195
Blackstone Mortgage Trust, Inc. Class A REIT	19,481	539,039
Blue Foundry Bancorp *	3,249	38,956
Blue Ridge Bankshares, Inc.	2,393	36,661
Bluerock Residential Growth REIT, Inc.	2,088	54,894
Braemar Hotels & Resorts, Inc. REIT	7,753	33,260
Brandywine Realty Trust REIT	19,589	188,838
Bread Financial Holdings, Inc.	881	32,650
Bridgewater Bancshares, Inc. *	2,283	36,848
Brightsphere Investment Group, Inc.	429	7,726
BrightSpire Capital, Inc. REIT	11,212	84,651
Broadmark Realty Capital, Inc. REIT	14,766	99,080
Broadstone Net Lease, Inc. REIT	19,851	407,144
Brookfield Business Corp. Class A (Canada)	439	10,101
Brookline Bancorp, Inc.	7,947	105,775
BRT Apartments Corp. REIT	1,292	27,765
Business First Bancshares, Inc.	2,750	58,603
Byline Bancorp, Inc.	3,112	74,066
Cadence Bank	16,694	391,975
Cambridge Bancorp	868	71,784
Camden National Corp.	1,811	79,775
Cannae Holdings, Inc. *	9,057	175,162
Capital Bancorp, Inc.	1,294	28,080
Capital City Bank Group, Inc.	1,798	50,146
Capitol Federal Financial, Inc.	14,071	129,172
Capstar Financial Holdings, Inc.	2,683	52,640
CareTrust REIT, Inc.	10,268	189,342
Carter Bankshares, Inc. *	2,971	39,217
CatchMark Timber Trust, Inc. Class A REIT	1,853	18,641
Cathay General Bancorp	8,476	331,835
CBL & Associates Properties, Inc. REIT *	2,474	58,114
CBTX, Inc.	2,369	62,992
Cedar Realty Trust, Inc. REIT	1,212	34,893
Centerspace REIT	1,712	139,614
Central Pacific Financial Corp.	2,786	59,760
Chatham Lodging Trust REIT *	5,319	55,584
Chicago Atlantic Real Estate Finance, Inc.	774	11,656
Chimera Investment Corp. REIT	28,067	247,551
Citizens & Northern Corp.	2,015	48,703
City Holding Co.	1,545	123,415
City Office REIT, Inc.	4,831	62,561
Civista Bancshares, Inc.	1,991	42,329

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Claros Mortgage Trust, Inc. REIT *	10,523	$176,260
CNB Financial Corp.	2,131	51,549
CNO Financial Group, Inc.	13,632	246,603
Colony Bankcorp, Inc.	2,325	35,084
Columbia Banking System, Inc.	8,127	232,839
Columbia Financial, Inc. *	2,943	64,187
Community Bank System, Inc.	5,562	351,963
Community Healthcare Trust, Inc. REIT	1,040	37,658
Community Trust Bancorp, Inc.	1,972	79,748
Compass Diversified Holdings	7,122	152,553
ConnectOne Bancorp, Inc.	4,549	111,223
Consumer Portfolio Services, Inc. *	1,656	16,974
Corporate Office Properties Trust REIT	11,717	306,868
Cowen, Inc. Class A	3,086	73,107
Crawford & Co. Class A	2,044	15,943
CrossFirst Bankshares, Inc. *	5,752	75,926
Cryptyde, Inc. *	849	1,723
CTO Realty Growth, Inc. REIT	623	38,078
Curo Group Holdings Corp.	675	3,733
Customers Bancorp, Inc. *	3,442	116,684
CVB Financial Corp.	14,561	361,258
DiamondRock Hospitality Co. REIT *	23,893	196,162
Dime Community Bancshares, Inc.	4,069	120,646
Diversified Healthcare Trust REIT	29,993	54,587
Doma Holdings, Inc. *	15,529	15,995
Donegal Group, Inc. Class A	1,761	30,025
Douglas Elliman, Inc.	7,913	37,903
Dynex Capital, Inc. REIT	4,175	66,466
Eagle Bancorp, Inc.	3,295	156,216
Easterly Government Properties, Inc. REIT	10,821	206,032
Eastern Bankshares, Inc.	15,074	278,266
eHealth, Inc. *	2,032	18,959
Ellington Financial, Inc. REIT	6,599	96,807
Empire State Realty Trust, Inc. Class A REIT	16,546	116,318
Employers Holdings, Inc.	2,894	121,230
Enact Holdings, Inc.	3,655	78,509
Encore Capital Group, Inc. *	2,758	159,330
Enova International, Inc. *	3,667	105,683
Enstar Group Ltd. *	1,366	292,297
Enterprise Bancorp, Inc.	1,281	41,235
Enterprise Financial Services Corp.	4,227	175,420
Equity Bancshares, Inc. Class A	1,998	58,262
Equity Commonwealth REIT *	12,691	349,383
Esquire Financial Holdings, Inc.	190	6,327
Essent Group Ltd.	12,330	479,637
Essential Properties Realty Trust, Inc. REIT	13,746	295,402
EZCORP, Inc. Class A *	5,579	41,898
Farmers & Merchants Bancorp, Inc.	1,003	33,290
Farmers National Banc Corp.	3,984	59,760
Farmland Partners, Inc. REIT	4,975	68,655
FB Financial Corp.	4,352	170,685
Federal Agricultural Mortgage Corp. Class C	1,031	100,677
Finance Of America Cos., Inc. Class A *	4,874	7,652
Financial Institutions, Inc.	1,955	50,869
First BanCorp	24,232	391,339
First Bancorp, Inc.	1,342	40,434
First Bancshares, Inc.	2,499	71,471
First Bank	2,260	31,595
First Busey Corp.	6,244	142,675
First Business Financial Services, Inc.	1,105	34,465
First Commonwealth Financial Corp.	9,709	130,295
First Community Bankshares, Inc.	2,111	62,085
First Financial Bancorp	9,641	187,035
First Financial Corp.	1,468	65,326
First Foundation, Inc.	6,220	127,386
First Guaranty Bancshares, Inc.	647	15,729
First Internet Bancorp	1,102	40,576
First Interstate BancSystem, Inc. Class A	10,985	418,638

	Shares	Value
First Merchants Corp.	6,790	$241,860
First Mid Bancshares, Inc.	2,333	83,218
First of Long Island Corp.	2,943	51,591
First Western Financial, Inc. *	1,114	30,290
Five Star Bancorp	1,195	31,572
Flagstar Bancorp, Inc.	5,404	191,572
Flushing Financial Corp.	3,628	77,131
Four Corners Property Trust, Inc. REIT	8,400	223,356
Franklin BSP Realty Trust, Inc. REIT	9,188	123,854
Franklin Street Properties Corp. REIT	11,778	49,114
FRP Holdings, Inc. *	775	46,771
Fulton Financial Corp.	18,722	270,533
FVCBankcorp, Inc. *	1,646	30,994
GAMCO Investors, Inc. Class A	105	2,195
GCM Grosvenor, Inc. Class A	589	4,035
Genworth Financial, Inc. Class A *	52,858	186,589
GEO Group, Inc. REIT *	12,216	80,626
German American Bancorp, Inc.	3,386	115,733
Getty Realty Corp. REIT	4,253	112,704
Glacier Bancorp, Inc.	11,300	535,846
Gladstone Commercial Corp. REIT	450	8,478
Gladstone Land Corp. REIT	1,650	36,564
Global Medical REIT, Inc.	6,922	77,734
Global Net Lease, Inc. REIT	11,793	166,989
Goosehead Insurance, Inc. Class A	314	14,340
Granite Point Mortgage Trust, Inc. REIT	6,040	57,803
Great Southern Bancorp, Inc.	1,218	71,326
Greenlight Capital Re Ltd. Class A *	2,816	21,768
Guaranty Bancshares, Inc.	1,133	41,071
Hancock Whitney Corp.	10,095	447,511
Hanmi Financial Corp.	3,185	71,471
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	9,330	353,234
HarborOne Bancorp, Inc.	5,739	79,141
HBT Financial, Inc.	1,542	27,556
Healthcare Realty Trust, Inc. REIT	17,713	481,794
Heartland Financial USA, Inc.	4,898	203,463
Heritage Commerce Corp.	7,393	79,031
Heritage Financial Corp.	3,567	89,746
Hersha Hospitality Trust REIT *	3,444	33,786
Hilltop Holdings, Inc.	7,324	195,258
Hingham Institution For Savings	181	51,362
Hippo Holdings, Inc. *	31,238	27,446
Home Bancorp, Inc.	1,036	35,359
Home BancShares, Inc.	22,261	462,361
Home Point Capital, Inc.	1,033	4,049
HomeStreet, Inc.	1,930	66,913
HomeTrust Bancshares, Inc.	1,604	40,100
Hope Bancorp, Inc.	11,956	165,471
Horace Mann Educators Corp.	4,325	165,993
Horizon Bancorp, Inc.	5,025	87,535
Independence Realty Trust, Inc. REIT	25,412	526,791
Independent Bank Corp.	4,770	378,881
Independent Bank Corp. MI	2,621	50,533
Independent Bank Group, Inc.	4,241	288,006
Indus Realty Trust, Inc. REIT	505	29,977
Industrial Logistics Properties Trust REIT	7,420	104,474
International Bancshares Corp.	6,442	258,195
InvenTrust Properties Corp. REIT	7,708	198,789
Invesco Mortgage Capital, Inc. REIT *	3,828	56,195
Investors Title Co.	118	18,513
iStar, Inc. REIT	7,775	106,595
Jackson Financial, Inc. Class A	8,796	235,293
James River Group Holdings Ltd.	3,229	80,015
John Marshall Bancorp, Inc.	1,397	31,488
Kearny Financial Corp.	7,742	86,014
Kennedy-Wilson Holdings, Inc.	13,977	264,724
Kite Realty Group Trust REIT	25,511	441,085
KKR Real Estate Finance Trust, Inc. REIT	5,800	101,210
Ladder Capital Corp. REIT	13,443	141,689

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Lakeland Bancorp, Inc.	7,628	$111,521
Lakeland Financial Corp.	233	15,476
Legacy Housing Corp. *	858	11,197
Lemonade, Inc. *	4,898	89,437
LendingClub Corp. *	11,162	130,484
Live Oak Bancshares, Inc.	951	32,229
LTC Properties, Inc. REIT	4,438	170,375
Luther Burbank Corp.	2,213	28,880
LXP Industrial Trust REIT	33,264	357,255
Macatawa Bank Corp.	3,778	33,398
Macerich Co. REIT	24,858	216,513
Manning & Napier, Inc.	1,098	13,692
MBIA, Inc. *	5,459	67,419
Mercantile Bank Corp.	1,946	62,175
Merchants Bancorp	2,107	47,766
Mercury General Corp.	3,239	143,488
Meta Financial Group, Inc.	2,168	83,837
Metrocity Bankshares, Inc.	1,814	36,842
Metropolitan Bank Holding Corp. *	1,196	83,026
MFA Financial, Inc. REIT	12,000	129,000
Mid Penn Bancorp, Inc.	1,899	51,216
Midland States Bancorp, Inc.	2,713	65,221
MidWestOne Financial Group, Inc.	1,821	54,120
Moelis & Co. Class A	3,886	152,914
Mr Cooper Group, Inc. *	8,378	307,808
MVB Financial Corp.	1,389	43,212
National Bank Holdings Corp. Class A	2,985	114,236
National Health Investors, Inc. REIT	5,165	313,051
National Western Life Group, Inc. Class A	294	59,594
Navient Corp.	13,620	190,544
NBT Bancorp, Inc.	4,375	164,456
Necessity Retail REIT, Inc. REIT	15,123	110,095
Nelnet, Inc. Class A	1,733	147,738
NETSTREIT Corp. REIT	5,513	104,030
New York Mortgage Trust, Inc. REIT	45,188	124,719
Newmark Group, Inc. Class A	15,951	154,246
Nexpoint Real Estate Finance, Inc. REIT	813	16,480
NexPoint Residential Trust, Inc. REIT	155	9,689
NI Holdings, Inc. *	940	15,444
Nicolet Bankshares, Inc. *	1,350	97,659
NMI Holdings, Inc. Class A *	9,313	155,061
Northeast Bank	824	30,101
Northfield Bancorp, Inc.	5,045	65,736
Northwest Bancshares, Inc.	12,573	160,934
OceanFirst Financial Corp.	7,251	138,712
Office Properties Income Trust REIT	5,668	113,077
OFG Bancorp	5,094	129,388
Old National Bancorp	34,290	507,149
Old Second Bancorp, Inc.	5,371	71,864
One Liberty Properties, Inc. REIT	1,823	47,362
Oportun Financial Corp. *	3,134	25,918
Oppenheimer Holdings, Inc. Class A	1,031	34,064
OppFi, Inc. *	1,461	4,807
Orchid Island Capital, Inc. REIT	20,283	57,807
Origin Bancorp, Inc.	2,760	107,088
Orion Office REIT, Inc. REIT	6,585	72,172
Orrstown Financial Services, Inc.	1,496	36,158
Pacific Premier Bancorp, Inc.	8,271	241,844
Paramount Group, Inc. REIT	21,924	158,511
Park National Corp.	1,656	200,790
Parke Bancorp, Inc.	1,476	30,937
PCB Bancorp	1,670	31,196
PCSB Financial Corp.	1,788	34,133
Peapack-Gladstone Financial Corp.	2,181	64,776
Pebblebrook Hotel Trust REIT	15,134	250,770
PennyMac Financial Services, Inc.	3,567	155,914
PennyMac Mortgage Investment Trust REIT	8,394	116,089
Peoples Bancorp, Inc.	3,457	91,956
Peoples Financial Services Corp.	926	51,708
Perella Weinberg Partners	453	2,641

	Shares	Value
Physicians Realty Trust REIT	26,338	$459,598
Piedmont Office Realty Trust, Inc. Class A REIT	14,675	192,536
Pioneer Bancorp, Inc. *	2,004	19,639
Piper Sandler Cos.	2,020	228,987
Plymouth Industrial REIT, Inc. REIT	4,207	73,791
Postal Realty Trust, Inc. Class A REIT	638	9,506
PotlatchDeltic Corp. REIT	8,032	354,934
PRA Group, Inc. *	4,505	163,802
Preferred Bank	417	28,364
Premier Financial Corp.	4,670	118,384
Primis Financial Corp.	3,039	41,422
ProAssurance Corp.	5,583	131,926
Provident Bancorp, Inc.	1,983	31,133
Provident Financial Services, Inc.	7,735	172,181
QCR Holdings, Inc.	2,033	109,762
Radian Group, Inc.	20,332	399,524
Radius Global Infrastructure, Inc. Class A *	8,330	127,116
RBB Bancorp	2,042	42,208
RE/MAX Holdings, Inc. Class A	2,122	52,031
Ready Capital Corp. REIT	8,773	104,574
Red River Bancshares, Inc.	597	32,286
Redwood Trust, Inc. REIT	13,849	106,776
Regional Management Corp.	903	33,745
Renasant Corp.	5,708	164,447
Republic Bancorp, Inc. Class A	1,135	54,764
Republic First Bancorp, Inc. *	4,638	17,671
Retail Opportunity Investments Corp. REIT	13,843	218,443
RLJ Lodging Trust REIT	18,862	208,048
RMR Group, Inc. Class A	681	19,306
Root, Inc. Class A *	17,059	20,300
RPT Realty REIT	9,406	92,461
Ryman Hospitality Properties, Inc. REIT *	6,170	469,105
S&T Bancorp, Inc.	3,990	109,446
Sabra Health Care REIT, Inc.	26,743	373,600
Safehold, Inc. REIT	927	32,788
Safety Insurance Group, Inc.	1,512	146,815
Sandy Spring Bancorp, Inc.	5,277	206,172
Saul Centers, Inc. REIT	110	5,182
Sculptor Capital Management, Inc.	1,780	14,863
Seacoast Banking Corp. of Florida	5,938	196,192
Selective Insurance Group, Inc.	6,964	605,450
Selectquote, Inc. *	15,706	38,951
Seritage Growth Properties REIT *	4,948	25,779
Service Properties Trust REIT	17,045	89,145
Shore Bancshares, Inc.	2,405	44,493
Sierra Bancorp	1,888	41,026
Silvergate Capital Corp. Class A *	794	42,503
Simmons First National Corp. Class A	13,075	277,974
SiriusPoint Ltd. * (Bermuda)	10,832	58,709
SITE Centers Corp. REIT	22,958	309,244
SmartFinancial, Inc.	2,067	49,939
South Plains Financial, Inc.	1,442	34,810
Southern First Bancshares, Inc. *	1,027	44,767
Southern Missouri Bancorp, Inc.	1,063	48,111
Southside Bancshares, Inc.	3,276	122,588
SouthState Corp.	8,738	674,137
STAG Industrial, Inc. REIT	21,031	649,437
Sterling Bancorp, Inc. *	2,453	13,982
Stewart Information Services Corp.	2,775	138,056
Stock Yards Bancorp, Inc.	618	36,969
StoneX Group, Inc. *	1,817	141,853
Stratus Properties, Inc. *	619	19,947
Summit Financial Group, Inc.	1,447	40,198
Summit Hotel Properties, Inc. REIT *	11,728	85,263
Sunlight Financial Holdings, Inc. *	2,771	8,174
Sunstone Hotel Investors, Inc. REIT *	25,377	251,740
SWK Holdings Corp. *	205	3,581
Terreno Realty Corp. REIT	8,694	484,517
Texas Capital Bancshares, Inc. *	5,992	315,419

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Third Coast Bancshares, Inc. *	1,624	$35,566
Tiptree, Inc.	2,789	29,619
Tompkins Financial Corp.	1,621	116,874
Towne Bank	8,014	217,580
TPG RE Finance Trust, Inc. REIT	8,168	73,594
Transcontinental Realty Investors, Inc. REIT *	99	3,939
Trean Insurance Group, Inc. *	2,535	15,793
TriCo Bancshares	3,797	173,295
Triumph Bancorp, Inc. *	1,748	109,355
TrustCo Bank Corp.	1,916	59,089
Trustmark Corp.	6,380	186,232
Two Harbors Investment Corp. REIT	39,683	197,621
UMB Financial Corp.	5,082	437,560
UMH Properties, Inc. REIT	848	14,976
United Bankshares, Inc.	15,291	536,255
United Community Banks, Inc.	11,337	342,264
United Fire Group, Inc.	2,414	82,631
Uniti Group, Inc. REIT	27,631	260,284
Unity Bancorp, Inc.	986	26,109
Universal Insurance Holdings, Inc.	2,508	32,679
Univest Financial Corp.	3,624	92,195
Urban Edge Properties REIT	13,631	207,328
Urstadt Biddle Properties, Inc. Class A REIT	3,106	50,317
USCB Financial Holdings, Inc. *	2,445	28,215
Valley National Bancorp	50,341	524,050
Velocity Financial, Inc. *	890	9,781
Veris Residential, Inc. REIT *	10,029	132,784
Veritex Holdings, Inc.	4,266	124,823
Victory Capital Holdings, Inc. Class A	1,394	33,595
Virtus Investment Partners, Inc.	734	125,529
Walker & Dunlop, Inc.	1,149	110,695
Washington Federal, Inc.	7,696	231,034
Washington Real Estate Investment Trust REIT	10,332	220,175
Washington Trust Bancorp, Inc.	2,130	103,028
Waterstone Financial, Inc.	2,706	46,137
WesBanco, Inc.	6,757	214,264
West BanCorp, Inc.	1,763	42,911
Westamerica BanCorp	2,234	124,344
Whitestone REIT	5,301	56,986
World Acceptance Corp. *	147	16,499
WSFS Financial Corp.	6,630	265,797
Xenia Hotels & Resorts, Inc. REIT *	13,194	191,709

		51,976,830

Industrial - 11.0%
908 Devices, Inc. *	1,873	38,565
AAR Corp. *	3,946	165,101
Aerojet Rocketdyne Holdings, Inc. *	2,407	97,724
AerSale Corp. *	1,706	24,754
Air Transport Services Group, Inc. *	4,215	121,097
Alamo Group, Inc.	155	18,047
Albany International Corp. Class A	2,967	233,770
Allied Motion Technologies, Inc.	94	2,147
Altra Industrial Motion Corp.	7,599	267,865
American Woodmark Corp. *	1,897	85,384
AMMO, Inc. *	9,651	37,156
ArcBest Corp.	1,892	133,140
Archer Aviation, Inc. Class A *	14,030	43,212
Arcosa, Inc.	5,648	262,237
Ardmore Shipping Corp. * (Ireland)	3,958	27,587
Argan, Inc.	1,698	63,369
Astec Industries, Inc.	2,656	108,312
Astra Space, Inc. *	17,088	22,214
Astronics Corp. *	2,787	28,344
Atlas Air Worldwide Holdings, Inc. *	3,280	202,409
Atlas Technical Consultants, Inc. *	558	2,935
AZZ, Inc.	2,668	108,908
Barnes Group, Inc.	5,863	182,574

	Shares	Value
Belden, Inc.	2,363	$125,877
Benchmark Electronics, Inc.	3,932	88,706
Boise Cascade Co.	3,594	213,807
Brady Corp. Class A	1,315	62,121
Caesarstone Ltd.	2,340	21,364
Centrus Energy Corp. Class A *	1,010	24,998
Chase Corp.	599	46,608
CIRCOR International, Inc. *	1,420	23,274
Columbus McKinnon Corp.	3,349	95,011
Comtech Telecommunications Corp.	3,122	28,317
Concrete Pumping Holdings, Inc. *	2,752	16,677
Cornerstone Building Brands, Inc. *	1,014	24,833
Costamare, Inc. (Monaco)	6,062	73,350
Covenant Logistics Group, Inc.	1,259	31,588
CryoPort, Inc. *	907	28,099
DHT Holdings, Inc.	15,984	97,982
Dorian LPG Ltd.	3,573	54,310
Ducommun, Inc. *	1,245	53,585
DXP Enterprises, Inc. *	1,710	52,377
Eagle Bulk Shipping, Inc.	1,519	78,806
Eastman Kodak Co. *	6,390	29,650
Encore Wire Corp.	2,168	225,299
EnerSys	4,327	255,120
EnPro Industries, Inc.	2,422	198,434
ESCO Technologies, Inc.	2,784	190,342
ESS Tech, Inc. *	784	2,203
Evolv Technologies Holdings, Inc. *	9,265	24,645
FARO Technologies, Inc. *	2,169	66,870
Fathom Digital Manufacturing C *	1,317	5,110
FLEX LNG Ltd. * (Norway)	3,288	90,058
Fluor Corp. *	1,526	37,143
frontdoor, Inc. *	9,554	230,060
Frontline Ltd. * (Norway)	14,206	125,865
GATX Corp.	3,803	358,090
Genco Shipping & Trading Ltd.	4,160	80,371
Gibraltar Industries, Inc. *	3,881	150,389
Golden Ocean Group Ltd. * (Norway)	14,140	164,590
GoPro, Inc. Class A *	15,277	84,482
Gorman-Rupp Co.	1,978	55,977
Granite Construction, Inc.	5,303	154,529
Great Lakes Dredge & Dock Corp. *	5,298	69,457
Greenbrier Cos., Inc.	3,635	130,824
Greif, Inc. Class A	2,647	165,120
Greif, Inc. Class B	529	32,951
Griffon Corp.	2,578	72,261
Harsco Corp. *	9,297	66,102
Haynes International, Inc.	1,320	43,256
Heartland Express, Inc.	5,868	81,624
Heritage-Crystal Clean, Inc. *	1,689	45,535
Hillenbrand, Inc.	4,236	173,507
Hillman Solutions Corp. *	15,444	133,436
Hub Group, Inc. Class A *	3,916	277,801
Hydrofarm Holdings Group, Inc. *	5,323	18,524
Hyster-Yale Materials Handling, Inc.	1,217	39,212
Ichor Holdings Ltd. *	3,164	82,201
IES Holdings, Inc. *	280	8,448
International Seaways, Inc.	5,644	119,653
Itron, Inc. *	4,919	243,146
JELD-WEN Holding, Inc. *	6,478	94,514
Joby Aviation, Inc. *	2,750	13,503
Kaman Corp.	3,347	104,594
Kennametal, Inc.	9,822	228,165
Kimball Electronics, Inc. *	2,660	53,466
Knowles Corp. *	10,159	176,055
Kratos Defense & Security Solutions, Inc. *	14,300	198,484
Li-Cycle Holdings Corp. * (Canada)	9,429	64,872
Luxfer Holdings PLC (United Kingdom)	1,627	24,600
Manitowoc Co., Inc. *	3,921	41,288
Marten Transport Ltd.	1,574	26,475
Materion Corp.	163	12,018

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Matson, Inc.	4,640	$338,163
Matthews International Corp. Class A	3,470	99,485
Mirion Technologies, Inc. *	16,156	93,059
Modine Manufacturing Co. *	5,630	59,284
Momentus, Inc. *	4,592	9,919
Moog, Inc. Class A	2,781	220,784
Mueller Industries, Inc.	4,132	220,194
National Presto Industries, Inc.	523	34,330
NL Industries, Inc.	911	8,992
nLight, Inc. *	5,168	52,817
Nordic American Tankers Ltd.	21,610	46,029
Northwest Pipe Co. *	850	25,449
NuScale Power Corp. *	1,621	16,194
O-I Glass, Inc. *	3,517	49,238
Olympic Steel, Inc.	1,071	27,578
OSI Systems, Inc. *	1,560	133,286
Pactiv Evergreen, Inc.	5,422	54,003
Park Aerospace Corp.	1,869	23,848
Plexus Corp. *	449	35,247
Powell Industries, Inc.	1,004	23,463
Primoris Services Corp.	5,804	126,295
Proto Labs, Inc. *	2,717	129,981
PureCycle Technologies, Inc. *	2,567	19,047
Radiant Logistics, Inc. *	3,101	23,009
Ranpak Holdings Corp. *	5,139	35,973
RBC Bearings, Inc. *	2,804	518,600
Redwire Corp. *	1,776	5,399
Ryerson Holding Corp.	1,847	39,323
Safe Bulkers, Inc. (Greece)	8,161	31,175
Sanmina Corp. *	6,876	280,059
Scorpio Tankers, Inc. (Monaco)	5,662	195,396
SFL Corp. Ltd. (Norway)	13,311	126,321
Sight Sciences, Inc. *	2,138	19,221
Smith & Wesson Brands, Inc.	5,040	66,175
SPX Corp. *	5,112	270,118
Standex International Corp.	1,338	113,436
Sterling Infrastructure, Inc. *	604	13,240
Stoneridge, Inc. *	2,586	44,350
Sturm Ruger & Co., Inc.	177	11,266
Summit Materials, Inc. Class A *	13,977	325,524
Teekay Corp. * (Bermuda)	8,189	23,584
Teekay Tankers Ltd. Class A * (Bermuda)	2,647	46,667
Tennant Co.	1,250	74,062
Terex Corp.	4,231	115,802
Thermon Group Holdings, Inc. *	3,435	48,262
TimkenSteel Corp. *	5,285	98,882
Tredegar Corp.	3,006	30,060
TriMas Corp.	4,795	132,774
Trinity Industries, Inc.	8,176	198,023
Triumph Group, Inc. *	7,363	97,854
TTM Technologies, Inc. *	11,427	142,837
Turtle Beach Corp. *	409	5,002
Tutor Perini Corp. *	4,878	42,829
UFP Industries, Inc.	905	61,667
Universal Logistics Holdings, Inc.	188	5,134
View, Inc. *	12,430	20,137
Vishay Intertechnology, Inc.	15,627	278,473
Vishay Precision Group, Inc. *	1,183	34,461
Volta, Inc. *	13,551	17,616
Werner Enterprises, Inc.	6,758	260,453
Worthington Industries, Inc.	3,735	164,713

		14,753,422

Technology - 4.3%
1Life Healthcare, Inc. *	21,024	164,828
3D Systems Corp. *	14,852	144,064
ACM Research, Inc. Class A *	4,686	78,865
ACV Auctions, Inc. Class A *	6,551	42,844
Allscripts Healthcare Solutions, Inc. *	13,148	194,985
Alpha & Omega Semiconductor Ltd. *	585	19,504

	Shares	Value
American Software, Inc. Class A	954	$15,417
Amkor Technology, Inc.	9,463	160,398
Avaya Holdings Corp. *	9,497	21,273
Avid Technology, Inc. *	1,530	39,704
AvidXchange Holdings, Inc. *	1,805	11,083
AXT, Inc. *	4,266	24,999
Bandwidth, Inc. Class A *	2,110	39,710
Benefitfocus, Inc. *	829	6,450
Blackbaud, Inc. *	322	18,699
Blend Labs, Inc. Class A *	21,380	50,457
Brightcove, Inc. *	1,244	7,862
C3.ai, Inc. Class A *	6,563	119,840
Cantaloupe, Inc. *	2,955	16,548
Cardlytics, Inc. *	3,894	86,875
Cerence, Inc. *	4,564	115,150
Cohu, Inc. *	5,413	150,211
Computer Programs & Systems, Inc. *	1,523	48,690
Conduent, Inc. *	20,106	86,858
Consensus Cloud Solutions, Inc. *	977	42,675
Convey Health Solutions Holdings, Inc. *	1,925	20,020
Corsair Gaming, Inc. *	1,939	25,459
Cvent Holding Corp. *	9,752	45,054
Daily Journal Corp. *	126	32,609
Desktop Metal, Inc. Class A *	30,747	67,643
Diebold Nixdorf, Inc. *	2,222	5,044
Digi International, Inc. *	2,534	61,373
Digimarc Corp. *	83	1,174
Diodes, Inc. *	1,412	91,173
Donnelley Financial Solutions, Inc. *	3,717	108,871
E2open Parent Holdings, Inc. *	22,828	177,602
Ebix, Inc.	2,395	40,476
eGain Corp. *	1,154	11,252
EverCommerce, Inc. *	2,408	21,768
Faraday Future Intelligent Electric, Inc. *	5,173	13,450
Fastly, Inc. Class A *	12,996	150,884
ForgeRock, Inc. Class A *	887	19,000
GTY Technology Holdings, Inc. *	4,777	29,904
Health Catalyst, Inc. *	6,250	90,562
Hims & Hers Health, Inc. *	2,002	9,069
Impinj, Inc. *	217	12,731
Inseego Corp. *	6,973	13,179
Insight Enterprises, Inc. *	633	54,615
Inspired Entertainment, Inc. *	783	6,742
Instructure Holdings, Inc. *	1,712	38,862
Integral Ad Science Holding Corp. *	2,973	29,522
IonQ, Inc. *	12,040	52,735
Kaleyra, Inc. * (Italy)	3,021	6,163
Latch, Inc. *	9,015	10,277
LiveVox Holdings, Inc. *	3,574	5,933
Loyalty Ventures, Inc. *	1,637	5,844
ManTech International Corp. Class A	2,157	205,886
Markforged Holding Corp. *	11,908	22,030
Matterport, Inc. *	6,955	25,455
Maximus, Inc.	463	28,942
MicroStrategy, Inc. Class A *	439	72,128
Mitek Systems, Inc. *	315	2,911
N-Able, Inc. *	1,057	9,513
NetScout Systems, Inc. *	8,170	276,554
NextGen Healthcare, Inc. *	3,629	63,290
Olo, Inc. Class A *	10,562	104,247
ON24, Inc. *	4,970	47,165
OneSpan, Inc. *	2,844	33,844
Ouster, Inc. *	16,176	26,205
Outbrain, Inc. *	4,479	22,529
PAR Technology Corp. *	1,842	69,057
Parsons Corp. *	3,972	160,548
Photronics, Inc. *	1,847	35,980
Phreesia, Inc. *	2,928	73,229
Ping Identity Holding Corp. *	8,961	162,553
Playstudios, Inc. *	4,483	19,187

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Porch Group, Inc. *	9,163	$23,457
PowerSchool Holdings, Inc. Class A *	3,432	41,356
PROS Holdings, Inc. *	1,642	43,070
PubMatic, Inc. Class A *	493	7,834
Rackspace Technology, Inc. *	7,207	51,674
Rambus, Inc. *	2,050	44,054
Rigetti Computing, Inc. *	3,457	12,687
Sapiens International Corp. NV (Israel)	990	23,948
SecureWorks Corp. Class A *	1,301	14,129
Sharecare, Inc. *	7,090	11,202
Skillsoft Corp. *	8,998	31,673
Skillz, Inc. *	34,581	42,880
SolarWinds Corp.	5,904	60,516
Sumo Logic, Inc. *	3,467	25,968
Ultra Clean Holdings, Inc. *	3,366	100,206
Unisys Corp. *	2,112	25,407
Upland Software, Inc. *	3,257	47,292
Veeco Instruments, Inc. *	1,225	23,765
Verint Systems, Inc. *	801	33,922
Vuzix Corp. *	831	5,900
WM Technology, Inc. *	735	2,418
Xerox Holdings Corp.	13,631	202,420
Xperi Holding Corp.	12,438	179,480
Ziff Davis, Inc. *	4,359	324,876

		5,808,366

Utilities - 5.0%
ALLETE, Inc.	6,727	395,413
Altus Power, Inc. *	3,078	19,422
American States Water Co.	2,263	184,457
Artesian Resources Corp. Class A	276	13,571
Avista Corp.	7,666	333,548
Black Hills Corp.	7,593	552,542
California Water Service Group	4,575	254,141
Chesapeake Utilities Corp.	874	113,227
MGE Energy, Inc.	2,477	192,785
New Jersey Resources Corp.	10,151	452,024
Northwest Natural Holding Co.	3,881	206,081
NorthWestern Corp.	6,385	376,268
ONE Gas, Inc.	6,267	508,818
Ormat Technologies, Inc.	2,289	179,343
Otter Tail Corp.	2,651	177,961
PNM Resources, Inc.	9,938	474,838
Portland General Electric Co.	10,463	505,677
SJW Group	3,066	191,349
South Jersey Industries, Inc.	14,126	482,262
Southwest Gas Holdings, Inc. *	6,887	599,720
Spire, Inc.	5,973	444,212
Unitil Corp.	1,738	102,055
Via Renewables, Inc.	198	1,517

		6,761,231

Total Common Stocks (Cost $156,271,620)		130,571,494

EXCHANGE-TRADED FUND - 1.4%
iShares Russell 2000 Value	14,088	1,918,081

Total Exchange-Traded Fund (Cost $1,997,371)		1,918,081

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $1,469,240; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $1,498,626)	$1,469,230	$1,469,230

Total Short-Term Investment (Cost $1,469,230)		1,469,230

TOTAL INVESTMENTS - 99.8% (Cost $159,743,715)		133,964,612

DERIVATIVES - (0.0%)		(45,790)

OTHER ASSETS & LIABILITIES, NET - 0.2%		261,498

NET ASSETS - 100.0%		$134,180,320

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.7%
Consumer, Non-Cyclical	16.9%
Industrial	11.0%
Consumer, Cyclical	10.9%
Utilities	5.0%
Energy	4.5%
Technology	4.3%
Communications	3.4%
Others (each less than 3.0%)	5.1%

	99.8%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)

An investment with a value of $312 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/22	144	$1,275,550	$1,229,760	($45,790)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$5,807	$-	$5,495	$312
	Common Stocks	130,571,494	130,571,494	-	-
	Exchange-Traded Fund	1,918,081	1,918,081	-	-
	Short-Term Investment	1,469,230	-	1,469,230	-

	Total Assets	133,964,612	132,489,575	1,474,725	312

Liabilities	Derivatives:
	Equity Contracts
	Futures	(45,790)	(45,790)	-	-

	Total Liabilities	(45,790)	(45,790)	-	-

	Total	$133,918,822	$132,443,785	$1,474,725	$312

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Thailand - 0.0%

Minor International PCL Exercise @ THB 31.00 Exp 02/15/24 *	3,344	$385

Total Warrants (Cost $0)		385

PREFERRED STOCKS - 2.1%

Brazil - 1.3%

Banco Bradesco SA	86,690	284,911
Braskem SA Class A	3,100	22,059
Centrais Eletricas Brasileiras SA Class B	4,100	36,586
Cia Energetica de Minas Gerais	22,545	44,715
Gerdau SA	17,900	76,444
Itau Unibanco Holding SA	77,000	333,545
Itausa SA	71,985	114,715
Petroleo Brasileiro SA	83,300	444,557

		1,357,532

Chile - 0.2%

Sociedad Quimica y Minera de Chile SA Class B	2,277	189,822

Colombia - 0.0%

Bancolombia SA	5,248	40,074

Russia - 0.0%

Surgutneftegas PJSC Ω ±	44,600	-

South Korea - 0.6%

Hyundai Motor Co.	703	47,507
Hyundai Motor Co.	102	6,848
LG Chem Ltd.	126	23,333
LG H&H Co. Ltd.	38	9,563
Samsung Electronics Co. Ltd.	13,622	547,542

		634,793

Total Preferred Stocks (Cost $2,678,548)		2,222,221

COMMON STOCKS - 96.6%

Brazil - 3.4%

Ambev SA	74,300	190,242
Americanas SA	10,465	26,855
Atacadao SA	8,100	25,801
B3 SA - Brasil Bolsa Balcao	97,200	203,558
Banco Bradesco SA	23,300	64,022
Banco BTG Pactual SA	19,200	81,849
Banco do Brasil SA	14,000	89,295
Banco Santander Brasil SA	6,100	33,580
BB Seguridade Participacoes SA	11,300	56,053
BRF SA *	9,684	25,147
CCR SA	19,800	47,405
Centrais Eletricas Brasileiras SA	17,000	150,073
Cia de Saneamento Basico do Estado de Sao Paulo	5,500	44,318
Cia Siderurgica Nacional SA	11,300	33,338
Cosan SA	19,800	68,857
CPFL Energia SA	3,800	22,422
Energisa SA	3,200	24,672

	Shares	Value
Engie Brasil Energia SA	3,300	$26,042
Equatorial Energia SA	16,400	71,573
Hapvida Participacoes e Investimentos SA ~	75,443	78,853
Hypera SA	6,700	48,700
Inter & Co., Inc. *	2,342	6,243
Klabin SA	12,200	47,089
Localiza Rent a Car SA	9,900	99,143
Lojas Renner SA	16,091	69,548
Magazine Luiza SA	49,200	21,999
Natura & Co. Holding SA	14,800	37,951
Petro Rio SA *	11,400	47,901
Petroleo Brasileiro SA	53,100	309,867
Raia Drogasil SA	17,400	63,836
Rede D’Or Sao Luiz SA ~	6,500	35,993
Rumo SA	21,100	64,387
Suzano SA	11,900	112,987
Telefonica Brasil SA	8,200	73,736
TIM SA	13,900	33,890
TOTVS SA	8,600	38,223
Ultrapar Participacoes SA	11,700	27,520
Vale SA	64,053	937,030
Vibra Energia SA	18,926	60,429
WEG SA	26,300	132,921

		3,633,348

Chile - 0.3%

Banco de Chile	743,630	67,665
Banco de Credito e Inversiones SA	891	26,082
Banco Santander Chile	1,064,231	42,968
Cencosud SA	23,219	29,554
Cia Cervecerias Unidas SA	2,124	13,425
Cia Sud Americana de Vapores SA	252,234	22,537
Empresas CMPC SA	18,271	30,364
Empresas COPEC SA	6,223	45,910
Enel Americas SA	350,364	33,255
Enel Chile SA	421,113	9,522
Falabella SA	12,123	28,403

		349,685

China - 34.8%

360 DigiTech, Inc. ADR	1,475	25,517
360 Security Technology, Inc. Class A	7,300	9,312
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,200	7,004
3SBio, Inc. ~	24,500	19,522
A-Living Smart City Services Co. Ltd. ~	10,250	16,501
AAC Technologies Holdings, Inc.	12,000	27,726
Advanced Micro-Fabrication Equipment, Inc. China Class A *	542	9,479
AECC Aero-Engine Control Co. Ltd. Class A	1,100	4,621
AECC Aviation Power Co. Ltd. Class A	2,500	16,998
Agricultural Bank of China Ltd. Class A	64,500	29,116
Agricultural Bank of China Ltd. Class H	493,000	186,381
Aier Eye Hospital Group Co. Ltd. Class A	5,120	34,312
Air China Ltd. Class A *	4,100	7,129
Air China Ltd. Class H *	36,000	31,374
Airtac International Group	2,232	74,499
Alibaba Group Holding Ltd. *	243,520	3,473,906
Alibaba Health Information Technology Ltd. *	78,000	54,192
Aluminum Corp. of China Ltd. Class A *	8,000	5,679
Aluminum Corp. of China Ltd. Class H	72,000	27,065
Amlogic Shanghai Co. Ltd. Class A *	381	5,758
Angel Yeast Co. Ltd. Class A	900	6,565
Anhui Conch Cement Co. Ltd. Class A	2,800	14,784
Anhui Conch Cement Co. Ltd. Class H	21,500	93,308
Anhui Gujing Distillery Co. Ltd. Class A	400	14,945
Anhui Gujing Distillery Co. Ltd. Class B	1,300	20,299
Anhui Honglu Steel Construction Group Co. Ltd. Class A	780	3,900

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Anhui Kouzi Distillery Co. Ltd. Class A	700	$6,138
Anhui Yingjia Distillery Co. Ltd. Class A	700	6,823
Anjoy Foods Group Co. Ltd. Class A	300	7,534
ANTA Sports Products Ltd.	19,400	238,744
Apeloa Pharmaceutical Co. Ltd. Class A	1,300	4,008
Asia - Potash International Investment Guangzhou Co. Ltd. Class A *	700	3,598
Asymchem Laboratories Tianjin Co. Ltd. Class A	200	8,632
Autohome, Inc. ADR	1,234	48,533
Avary Holding Shenzhen Co. Ltd. Class A	1,700	7,695
AVIC Electromechanical Systems Co. Ltd. Class A	4,000	7,392
AVIC Industry-Finance Holdings Co. Ltd. Class A	9,100	4,710
AviChina Industry & Technology Co. Ltd. Class H	41,000	23,438
Avicopter PLC Class A	600	4,047
Baidu, Inc. ADR *	2,082	309,656
Baidu, Inc. Class A *	18,328	347,191
Bank of Beijing Co. Ltd. Class A	18,200	12,356
Bank of Changsha Co. Ltd. Class A	1,500	1,780
Bank of Chengdu Co. Ltd. Class A	3,100	7,692
Bank of China Ltd. Class A	112,400	54,770
Bank of China Ltd. Class H	1,180,000	471,494
Bank of Communications Co. Ltd. Class A	62,500	46,540
Bank of Communications Co. Ltd. Class H	115,000	79,712
Bank of Hangzhou Co. Ltd. Class A	5,300	11,876
Bank of Jiangsu Co. Ltd. Class A	13,380	14,253
Bank of Nanjing Co. Ltd. Class A	9,300	14,497
Bank of Ningbo Co. Ltd. Class A	6,310	33,828
Bank of Shanghai Co. Ltd. Class A	11,800	11,558
Baoshan Iron & Steel Co. Ltd. Class A	20,800	18,730
BBMG Corp. Class A	10,000	4,140
BeiGene Ltd. ADR *	766	123,977
Beijing Capital International Airport Co. Ltd. Class H *	32,000	21,837
Beijing Dabeinong Technology Group Co. Ltd. Class A *	4,500	5,258
Beijing Easpring Material Technology Co. Ltd. Class A	400	5,423
Beijing Enlight Media Co. Ltd. Class A	3,100	4,393
Beijing Enterprises Holdings Ltd.	8,500	30,221
Beijing Enterprises Water Group Ltd.	68,000	20,516
Beijing Kingsoft Office Software, Inc. Class A	428	12,629
Beijing New Building Materials PLC Class A	1,800	9,332
Beijing Originwater Technology Co. Ltd. Class A	3,400	2,651
Beijing Roborock Technology Co. Ltd. Class A	55	5,080
Beijing Shiji Information Technology Co. Ltd. Class A	1,568	3,723
Beijing Shunxin Agriculture Co. Ltd. Class A	800	3,213
Beijing Sinnet Technology Co. Ltd. Class A	1,900	2,965
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,300	4,732
Beijing United Information Technology Co. Ltd. Class A	380	5,039
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	580	13,463
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	200	4,016
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	38,000	28,531
Betta Pharmaceuticals Co. Ltd. Class A	400	3,640
BGI Genomics Co. Ltd. Class A	400	4,287
Bilibili, Inc. ADR *	1,065	27,264
Bilibili, Inc. Class Z *	1,377	35,301
Bloomage Biotechnology Corp. Ltd. Class A	293	6,248
BOC International China Co. Ltd. Class A	2,300	4,591

	Shares	Value
BOE Technology Group Co. Ltd. Class A	32,100	$18,911
Bosideng International Holdings Ltd.	52,000	32,306
BTG Hotels Group Co. Ltd. Class A	900	3,341
By-health Co. Ltd. Class A	1,800	5,831
BYD Co. Ltd. Class A	1,700	84,943
BYD Co. Ltd. Class H	13,500	544,178
BYD Electronic International Co. Ltd.	10,500	33,231
Caitong Securities Co. Ltd. Class A	4,550	5,365
CanSino Biologics, Inc. Class A *	135	4,016
CanSino Biologics, Inc. Class H * ~	1,400	14,367
CECEP Solar Energy Co. Ltd. Class A	3,600	4,491
CECEP Wind-Power Corp. Class A	6,300	4,520
CGN Power Co. Ltd. Class H ~	161,000	39,001
Chacha Food Co. Ltd. Class A	600	5,109
Changchun High & New Technology Industry Group, Inc. Class A	400	13,982
Changjiang Securities Co. Ltd. Class A	5,900	5,240
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	275	7,035
Chaozhou Three-Circle Group Co. Ltd. Class A	2,000	9,006
Chengtun Mining Group Co. Ltd. Class A	3,000	3,488
Chengxin Lithium Group Co. Ltd. Class A	900	8,145
Chifeng Jilong Gold Mining Co. Ltd. Class A *	1,800	4,250
China Baoan Group Co. Ltd. Class A	2,900	5,855
China Cinda Asset Management Co. Ltd. Class H	137,000	21,498
China CITIC Bank Corp. Ltd. Class H	147,000	65,843
China Coal Energy Co. Ltd. Class H	34,000	28,730
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	-
China Communications Services Corp. Ltd. Class H	40,000	17,596
China Conch Venture Holdings Ltd.	26,500	57,801
China Construction Bank Corp. Class A	23,700	21,475
China Construction Bank Corp. Class H	1,527,000	1,029,582
China CSSC Holdings Ltd. Class A	4,000	11,350
China Eastern Airlines Corp. Ltd. Class A *	10,200	8,382
China Energy Engineering Corp. Ltd. *	29,500	10,452
China Everbright Bank Co. Ltd. Class A	58,000	26,109
China Everbright Bank Co. Ltd. Class H	22,000	7,130
China Everbright Environment Group Ltd.	61,000	36,070
China Feihe Ltd. ~	57,000	65,632
China Galaxy Securities Co. Ltd. Class A	2,400	3,476
China Galaxy Securities Co. Ltd. Class H	61,000	35,289
China Gas Holdings Ltd.	50,000	77,406
China Great Wall Securities Co. Ltd. Class A	3,100	4,715
China Greatwall Technology Group Co. Ltd. Class A	3,500	5,670
China Hongqiao Group Ltd.	37,500	42,245
China International Capital Corp. Ltd. Class A	1,500	10,000
China International Capital Corp. Ltd. Class H ~	24,400	52,100
China Jinmao Holdings Group Ltd.	92,000	24,797
China Jushi Co. Ltd. Class A	3,401	8,854
China Lesso Group Holdings Ltd.	17,000	25,733
China Life Insurance Co. Ltd. Class A	600	2,792
China Life Insurance Co. Ltd. Class H	123,000	214,726
China Literature Ltd. * ~	6,400	31,001
China Longyuan Power Group Corp. Ltd. Class H	53,000	102,712
China Medical System Holdings Ltd.	22,000	34,298
China Meheco Co. Ltd. Class A	1,400	3,099
China Meidong Auto Holdings Ltd.	8,000	25,422
China Mengniu Dairy Co. Ltd. *	50,000	250,658
China Merchants Bank Co. Ltd. Class A	20,600	130,275
China Merchants Bank Co. Ltd. Class H	61,500	415,397
China Merchants Port Holdings Co. Ltd.	22,000	37,470

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
China Merchants Securities Co. Ltd. Class A	6,400	$13,801
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,500	15,074
China Minmetals Rare Earth Co. Ltd. Class A	1,100	5,153
China Minsheng Banking Corp. Ltd. Class A	75,400	41,929
China Minsheng Banking Corp. Ltd. Class H	35,500	12,674
China National Building Material Co. Ltd. Class H	62,000	66,412
China National Chemical Engineering Co. Ltd. Class A	6,600	9,299
China National Nuclear Power Co. Ltd. Class A	17,800	18,275
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,500	18,441
China Oilfield Services Ltd. Class H	30,000	29,294
China Overseas Land & Investment Ltd.	61,000	194,039
China Overseas Property Holdings Ltd.	20,000	21,558
China Pacific Insurance Group Co. Ltd. Class A	3,600	12,689
China Pacific Insurance Group Co. Ltd. Class H	45,000	110,520
China Petroleum & Chemical Corp. Class A	29,500	17,964
China Petroleum & Chemical Corp. Class H	406,000	182,943
China Power International Development Ltd.	89,108	56,621
China Railway Group Ltd. Class A	10,800	9,917
China Railway Group Ltd. Class H	80,000	49,523
China Railway Signal & Communication Corp. Ltd. Class A	3,703	2,508
China Resources Beer Holdings Co. Ltd.	26,000	194,297
China Resources Cement Holdings Ltd.	40,000	26,949
China Resources Gas Group Ltd.	14,300	66,658
China Resources Land Ltd.	52,000	243,843
China Resources Microelectronics Ltd. Class A	962	8,521
China Resources Mixc Lifestyle Services Ltd. ~	11,200	55,640
China Resources Power Holdings Co. Ltd.	30,000	61,967
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,100	7,405
China Ruyi Holdings Ltd. *	76,000	27,923
China Shenhua Energy Co. Ltd. Class A	6,100	30,325
China Shenhua Energy Co. Ltd. Class H	54,000	154,887
China Southern Airlines Co. Ltd. Class A *	10,100	11,055
China Southern Airlines Co. Ltd. Class H *	34,000	19,714
China State Construction Engineering Corp. Ltd. Class A	40,200	31,949
China State Construction International Holdings Ltd.	32,000	35,413
China Suntien Green Energy Corp. Ltd. Class H	29,000	14,772
China Taiping Insurance Holdings Co. Ltd.	23,800	29,397
China Three Gorges Renewables Group Co. Ltd. Class A	26,900	25,305
China Tourism Group Duty Free Corp. Ltd. Class A	1,900	66,239
China Tower Corp. Ltd. Class H ~	686,000	88,392
China Traditional Chinese Medicine Holdings Co. Ltd.	44,000	27,320
China United Network Communications Ltd. Class A	26,500	13,711
China Vanke Co. Ltd. Class A	7,000	21,441
China Vanke Co. Ltd. Class H	31,000	78,051
China Yangtze Power Co. Ltd. Class A	21,900	75,687
China Zhenhua Group Science & Technology Co. Ltd. Class A	500	10,183
China Zheshang Bank Co. Ltd. Class A	17,300	8,587
Chinasoft International Ltd. *	46,000	47,209
Chongqing Brewery Co. Ltd. Class A	500	10,966

	Shares	Value
Chongqing Changan Automobile Co. Ltd. Class A	7,696	$19,967
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,000	5,167
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,000	5,533
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,500	24,912
CIFI Ever Sunshine Services Group Ltd.	12,000	15,383
CIFI Holdings Group Co. Ltd.	68,640	34,600
CITIC Ltd.	92,000	93,786
CITIC Securities Co. Ltd. Class A	5,080	16,494
CITIC Securities Co. Ltd. Class H	42,575	95,435
CMOC Group Ltd. Class A	20,300	17,372
CMOC Group Ltd. Class H	51,000	28,479
CNGR Advanced Material Co. Ltd. Class A	400	7,426
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,465	2,630
Contemporary Amperex Technology Co. Ltd. Class A	2,300	184,258
COSCO SHIPPING Development Co. Ltd. Class A	10,700	4,806
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,200	4,945
COSCO SHIPPING Holdings Co. Ltd. Class A	12,410	25,841
COSCO SHIPPING Holdings Co. Ltd. Class H	51,400	72,147
COSCO SHIPPING Ports Ltd.	30,000	21,216
Country Garden Holdings Co. Ltd.	131,707	82,196
Country Garden Services Holdings Co. Ltd.	32,000	143,612
CRRC Corp. Ltd. Class A	23,200	18,049
CRRC Corp. Ltd. Class H	74,000	27,582
CSC Financial Co. Ltd. Class A	4,000	17,329
CSPC Pharmaceutical Group Ltd.	146,000	145,930
Daan Gene Co. Ltd. Class A	1,060	2,718
Dali Foods Group Co. Ltd. ~	35,000	18,616
Daqin Railway Co. Ltd. Class A	13,400	13,197
Daqo New Energy Corp. ADR *	945	67,454
DaShenLin Pharmaceutical Group Co. Ltd. Class A	840	3,927
DHC Software Co. Ltd. Class A	3,700	3,502
Do-Fluoride Chemicals Co. Ltd. Class A	800	5,872
Dong-E-E-Jiao Co. Ltd. Class A	700	3,872
Dongfang Electric Corp. Ltd. Class A	3,200	7,886
Dongfeng Motor Group Co. Ltd. Class H	48,000	36,542
Dongxing Securities Co. Ltd. Class A	3,500	4,661
Dongyue Group Ltd.	23,000	28,853
East Money Information Co. Ltd. Class A	12,764	48,616
Ecovacs Robotics Co. Ltd. Class A	500	9,130
ENN Energy Holdings Ltd.	12,600	208,262
ENN Natural Gas Co. Ltd. Class A	2,600	7,231
Eve Energy Co. Ltd. Class A	1,800	26,369
Everbright Securities Co. Ltd. Class A	4,200	9,906
Fangda Carbon New Material Co. Ltd. Class A *	4,300	4,885
Far East Horizon Ltd.	25,000	21,000
FAW Jiefang Group Co. Ltd. Class A	3,600	5,028
Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,300	2,817
First Capital Securities Co. Ltd. Class A	4,200	4,033
Flat Glass Group Co. Ltd. Class A *	1,100	6,278
Flat Glass Group Co. Ltd. Class H	8,000	28,163
Focus Media Information Technology Co. Ltd. Class A	13,200	13,303
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,724	50,404
Fosun International Ltd.	41,500	38,336
Founder Securities Co. Ltd. Class A	8,800	8,837
Foxconn Industrial Internet Co. Ltd. Class A	9,200	13,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Fujian Sunner Development Co. Ltd. Class A	1,248	$3,579
Fuyao Glass Industry Group Co. Ltd. Class A	1,800	11,239
Fuyao Glass Industry Group Co. Ltd. Class H ~	9,600	48,566
G-bits Network Technology Xiamen Co. Ltd. Class A	100	5,812
Ganfeng Lithium Co. Ltd. Class A	2,400	53,514
Ganfeng Lithium Co. Ltd. Class H ~	3,360	37,033
GCL System Integration Technology Co. Ltd. Class A *	5,000	2,783
GD Power Development Co. Ltd. Class A	15,500	9,071
GDS Holdings Ltd. ADR *	914	30,517
GDS Holdings Ltd. Class A *	5,880	24,728
Geely Automobile Holdings Ltd.	96,000	219,874
GEM Co. Ltd. Class A	5,200	7,084
Gemdale Corp. Class A	4,900	9,850
Genscript Biotech Corp. *	18,000	65,454
GF Securities Co. Ltd. Class A	3,900	10,929
GF Securities Co. Ltd. Class H	21,000	27,824
Giant Network Group Co. Ltd. Class A	2,500	3,427
Gigadevice Semiconductor Beijing, Inc. Class A	680	14,519
Ginlong Technologies Co. Ltd. Class A	250	7,991
GoerTek, Inc. Class A	3,300	16,576
Gotion High-tech Co. Ltd. Class A	1,500	10,254
Great Wall Motor Co. Ltd. Class A	5,700	31,596
Great Wall Motor Co. Ltd. Class H	37,000	76,634
Gree Electric Appliances, Inc. of Zhuhai Class A	2,700	13,633
Greentown China Holdings Ltd.	14,500	30,149
Greentown Service Group Co. Ltd.	24,000	27,165
GRG Banking Equipment Co. Ltd. Class A	2,600	3,608
Guangdong Haid Group Co. Ltd. Class A	1,600	14,357
Guangdong Investment Ltd.	48,000	50,738
Guangdong Kinlong Hardware Products Co. Ltd. Class A	300	5,825
Guanghui Energy Co. Ltd. Class A	5,800	9,111
Guangzhou Automobile Group Co. Ltd. Class A	900	2,053
Guangzhou Automobile Group Co. Ltd. Class H	56,000	54,328
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,500	7,078
Guangzhou Haige Communications Group, Inc. Co. Class A	2,600	3,537
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	500	6,168
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	700	7,884
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,860	17,280
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	3,915	4,119
Guolian Securities Co. Ltd. Class A	2,500	4,595
Guosen Securities Co. Ltd. Class A	6,900	9,892
Guotai Junan Securities Co. Ltd. Class A	6,500	14,796
Guoyuan Securities Co. Ltd. Class A	4,600	4,282
Haidilao International Holding Ltd. * ~	18,000	42,145
Haier Smart Home Co. Ltd. Class A	6,300	25,910
Haier Smart Home Co. Ltd. Class H	36,200	134,735
Haitian International Holdings Ltd.	10,000	25,580
Haitong Securities Co. Ltd. Class A	1,600	2,350
Haitong Securities Co. Ltd. Class H	57,600	42,401
Hangzhou First Applied Material Co. Ltd. Class A	1,228	12,065
Hangzhou Lion Electronics Co. Ltd. Class A	600	6,063
Hangzhou Oxygen Plant Group Co. Ltd. Class A	900	4,208

	Shares	Value
Hangzhou Robam Appliances Co. Ltd. Class A	1,100	$5,928
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,500	11,701
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	10,283
Hangzhou Tigermed Consulting Co. Ltd. Class H ~	1,700	19,716
Hansoh Pharmaceutical Group Co. Ltd. ~	18,000	36,449
Heilongjiang Agriculture Co. Ltd. Class A	1,900	4,192
Henan Shenhuo Coal & Power Co. Ltd. Class A	2,100	4,102
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,170	13,892
Hengan International Group Co. Ltd.	10,500	49,424
Hengli Petrochemical Co. Ltd. Class A	5,600	18,640
Hengtong Optic-electric Co. Ltd. Class A	2,200	4,791
Hengyi Petrochemical Co. Ltd. Class A	2,900	4,560
Hesteel Co. Ltd. Class A	12,225	4,132
Hithink RoyalFlush Information Network Co. Ltd. Class A	600	8,645
Hongfa Technology Co. Ltd. Class A	1,120	7,015
Hopson Development Holdings Ltd.	12,826	19,551
Hoshine Silicon Industry Co. Ltd. Class A	500	8,841
Hua Hong Semiconductor Ltd. * ~	10,000	36,299
Huadian Power International Corp. Ltd. Class A	6,400	3,760
Huadong Medicine Co. Ltd. Class A	1,500	10,147
Huafon Chemical Co. Ltd. Class A	5,300	6,697
Huagong Tech Co. Ltd. Class A	900	3,122
Huaibei Mining Holdings Co. Ltd. Class A	2,200	4,786
Hualan Biological Engineering, Inc. Class A	2,000	6,829
Huaneng Power International, Inc. Class A	7,300	7,688
Huaneng Power International, Inc. Class H	70,000	34,851
Huatai Securities Co. Ltd. Class A	1,500	3,192
Huatai Securities Co. Ltd. Class H ~	32,200	47,897
Huaxi Securities Co. Ltd. Class A	2,300	2,701
Huaxia Bank Co. Ltd. Class A	13,100	10,207
Huaxin Cement Co. Ltd. Class A	1,300	3,794
Huayu Automotive Systems Co. Ltd. Class A	2,800	9,635
Huazhu Group Ltd. ADR	3,169	120,739
Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,200	7,908
Huizhou Desay Sv Automotive Co. Ltd. Class A	500	11,078
Humanwell Healthcare Group Co. Ltd. Class A	1,800	4,306
Hunan Valin Steel Co. Ltd. Class A	7,400	5,641
Hundsun Technologies, Inc. Class A	1,520	9,914
Hutchmed China Ltd. ADR *	1,490	18,834
Hygeia Healthcare Holdings Co. Ltd. * ~	5,600	37,343
Iflytek Co. Ltd. Class A	2,100	12,967
Imeik Technology Development Co. Ltd. Class A	200	17,972
Industrial & Commercial Bank of China Ltd. Class A	38,200	27,238
Industrial & Commercial Bank of China Ltd. Class H	931,000	555,480
Industrial Bank Co. Ltd. Class A	19,861	59,194
Industrial Securities Co. Ltd. Class A	7,200	7,603
Ingenic Semiconductor Co. Ltd. Class A	500	7,972
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,700	15,016
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,700	3,638
Inner Mongolia ERDOS Resources Co. Ltd. Class A	980	2,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	9,200	$6,713
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	34,953
Inner Mongolia Yitai Coal Co. Ltd. Class B	11,500	18,847
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	4,000	6,298
Innovent Biologics, Inc. * ~	17,000	76,059
Inspur Electronic Information Industry Co. Ltd. Class A	1,500	5,949
Intco Medical Technology Co. Ltd. Class A	660	2,502
iQIYI, Inc. ADR *	5,344	22,445
JA Solar Technology Co. Ltd. Class A	2,240	26,463
Jafron Biomedical Co. Ltd. Class A	900	6,853
Jason Furniture Hangzhou Co. Ltd. Class A	910	7,710
JCET Group Co. Ltd. Class A	1,900	7,684
JD Health International, Inc. * ~	18,250	144,465
JD.com, Inc. Class A	32,175	1,036,775
Jiangsu Eastern Shenghong Co. Ltd. Class A	3,600	9,131
Jiangsu Expressway Co. Ltd. Class H	22,000	22,194
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	12,924
Jiangsu Hengrui Medicine Co. Ltd. Class A	6,000	33,301
Jiangsu King’s Luck Brewery JSC Ltd. Class A	1,100	8,392
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,400	38,394
Jiangsu Yangnong Chemical Co. Ltd. Class A	300	5,977
Jiangsu Yoke Technology Co. Ltd. Class A	600	4,983
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,200	4,602
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,300	11,428
Jiangxi Copper Co. Ltd. Class H	21,000	28,717
Jiangxi Special Electric Motor Co. Ltd. Class A *	1,600	6,002
Jiangxi Zhengbang Technology Co. Ltd. Class A *	3,700	3,358
Jinke Properties Group Co. Ltd. Class A	4,800	2,053
Jinxin Fertility Group Ltd. ~	25,500	23,518
JiuGui Liquor Co. Ltd. Class A	300	8,343
Jiumaojiu International Holdings Ltd. ~	12,000	31,963
Jizhong Energy Resources Co. Ltd. Class A	3,200	3,562
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,900	3,508
Joinn Laboratories China Co. Ltd. Class A	300	5,110
Jointown Pharmaceutical Group Co. Ltd. Class A	1,800	3,205
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A *	800	4,139
JOYY, Inc. ADR	903	26,964
Juewei Food Co. Ltd. Class A	700	6,056
Kanzhun Ltd. ADR *	1,334	35,058
KE Holdings, Inc. ADR *	5,104	91,617
Keda Industrial Group Co. Ltd.	1,700	5,253
Kingboard Holdings Ltd.	11,000	41,715
Kingdee International Software Group Co. Ltd. *	42,000	98,952
Kingfa Sci & Tech Co. Ltd. Class A	2,400	3,419
Kingsoft Corp. Ltd.	15,800	61,737
Kuaishou Technology * ~	27,900	313,559
Kuang-Chi Technologies Co. Ltd. Class A *	2,400	6,207
Kunlun Energy Co. Ltd.	64,000	52,483
Kunlun Tech Co. Ltd. Class A	1,200	2,875
Kweichow Moutai Co. Ltd. Class A	1,200	367,023
LB Group Co. Ltd. Class A	2,600	7,802
Lenovo Group Ltd.	118,000	110,885
Lens Technology Co. Ltd. Class A	5,300	8,800

	Shares	Value
Lepu Medical Technology Beijing Co. Ltd. Class A	1,400	$3,889
Li Auto, Inc. ADR *	8,754	335,366
Li Ning Co. Ltd.	38,000	353,821
Liaoning Port Co. Ltd. Class A	12,400	3,153
Lingyi iTech Guangdong Co. Class A *	7,800	5,862
Livzon Pharmaceutical Group, Inc. Class A	700	3,784
Logan Group Co. Ltd. ±	25,000	6,946
Longfor Group Holdings Ltd. ~	29,000	137,928
LONGi Green Energy Technology Co. Ltd. Class A	7,302	73,032
Lufax Holding Ltd. ADR	13,734	82,404
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	340	4,524
Luxi Chemical Group Co. Ltd. Class A *	1,800	4,657
Luxshare Precision Industry Co. Ltd. Class A	6,800	34,390
Luzhou Laojiao Co. Ltd. Class A	1,400	51,673
Maanshan Iron & Steel Co. Ltd. Class A	5,000	2,836
Mango Excellent Media Co. Ltd. Class A	1,700	8,507
Maxscend Microelectronics Co. Ltd. Class A	480	9,709
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	4,300	3,581
Meituan Class B * ~	65,700	1,639,496
Metallurgical Corp. of China Ltd. Class A	15,500	8,104
Mianyang Fulin Precision Co. Ltd. Class A *	300	989
Microport Scientific Corp. *	10,800	31,363
Ming Yang Smart Energy Group Ltd. Class A	2,300	11,657
Ming Yuan Cloud Group Holdings Ltd.	12,000	19,344
Minth Group Ltd.	12,000	32,879
MMG Ltd. *	48,000	17,822
Montage Technology Co. Ltd. Class A	1,008	9,132
Muyuan Foods Co. Ltd. Class A	5,060	41,895
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,341	5,655
Nanjing Securities Co. Ltd. Class A	4,200	5,247
NARI Technology Co. Ltd. Class A	6,432	26,027
National Silicon Industry Group Co. Ltd. Class A *	2,466	8,493
NAURA Technology Group Co. Ltd. Class A	500	20,784
NavInfo Co. Ltd. Class A	2,600	5,861
NetEase, Inc.	33,205	625,565
New China Life Insurance Co. Ltd. Class A	5,500	26,512
New China Life Insurance Co. Ltd. Class H	9,500	26,735
New Hope Liuhe Co. Ltd. Class A *	4,000	9,162
New Oriental Education & Technology Group, Inc. ADR *	14,003	43,760
Ninestar Corp. Class A	1,500	11,375
Ningbo Deye Technology Co. Ltd. Class A	100	4,197
Ningbo Joyson Electronic Corp. Class A *	1,700	4,000
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	8,015
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	505	9,845
Ningbo Shanshan Co. Ltd. Class A	1,900	8,449
Ningbo Tuopu Group Co. Ltd. Class A	1,200	12,309
Ningxia Baofeng Energy Group Co. Ltd. Class A	5,700	12,478
NIO, Inc. ADR *	21,028	456,728
Nongfu Spring Co. Ltd. Class H ~	28,600	165,038
North Industries Group Red Arrow Co. Ltd. Class A *	1,100	4,778
Northeast Securities Co. Ltd. Class A	2,700	2,825
Offshore Oil Engineering Co. Ltd. Class A	5,200	3,219
OFILM Group Co. Ltd. Class A *	3,300	3,316
Oppein Home Group, Inc. Class A	500	11,266
Orient Securities Co. Ltd. Class A	6,692	10,238
Ovctek China, Inc. Class A	720	6,166

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A *	9,700	$5,522
People’s Insurance Co. Group of China Ltd. Class A	51,000	38,621
People’s Insurance Co. Group of China Ltd. Class H	51,000	15,615
Perfect World Co. Ltd. Class A	1,497	3,221
PetroChina Co. Ltd. Class A	19,300	15,215
PetroChina Co. Ltd. Class H	344,000	161,338
Pharmaron Beijing Co. Ltd. Class A	900	12,809
Pharmaron Beijing Co. Ltd. Class H ~	3,300	33,147
PICC Property & Casualty Co. Ltd. Class H	112,000	116,794
Pinduoduo, Inc. ADR *	7,031	434,516
Ping An Bank Co. Ltd. Class A	18,400	41,293
Ping An Healthcare and Technology Co. Ltd. * ~	8,200	24,397
Ping An Insurance Group Co. of China Ltd. Class A	10,300	72,035
Ping An Insurance Group Co. of China Ltd. Class H	101,500	698,649
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,200	4,466
Poly Developments & Holdings Group Co. Ltd. Class A	11,500	30,037
Pop Mart International Group Ltd. ~	9,200	44,639
Postal Savings Bank of China Co. Ltd. Class A	19,300	15,570
Postal Savings Bank of China Co. Ltd. Class H ~	136,000	108,381
Power Construction Corp. of China Ltd. Class A	14,800	17,429
Proya Cosmetics Co. Ltd. Class A	180	4,443
Qingdao Rural Commercial Bank Corp. Class A	1,400	695
Raytron Technology Co. Ltd. Class A	312	1,853
Riyue Heavy Industry Co. Ltd. Class A	1,200	4,569
RLX Technology, Inc. ADR *	7,711	16,424
Rongsheng Petrochemical Co. Ltd. Class A	9,597	22,105
SAIC Motor Corp. Ltd. Class A	7,100	18,931
Sailun Group Co. Ltd. Class A	3,600	6,078
Sangfor Technologies, Inc. Class A	300	4,662
Sany Heavy Equipment International Holdings Co. Ltd.	19,000	20,082
Sany Heavy Industry Co. Ltd. Class A	7,900	22,545
Satellite Chemical Co. Ltd. Class A	2,070	8,006
SDIC Power Holdings Co. Ltd. Class A	6,500	10,200
Sealand Securities Co. Ltd. Class A	2,400	1,303
Seazen Group Ltd. *	32,000	15,860
Seazen Holdings Co. Ltd. Class A	2,414	9,181
SF Holding Co. Ltd. Class A	4,700	39,254
SG Micro Corp. Class A	375	10,238
Shaanxi Coal Industry Co. Ltd. Class A	9,300	29,424
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,200	5,081
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,200	3,540
Shandong Gold Mining Co Ltd Class A	1,900	5,231
Shandong Gold Mining Co. Ltd. Class H ~	14,750	25,613
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,910	8,346
Shandong Linglong Tyre Co. Ltd. Class A	1,600	6,072
Shandong Nanshan Aluminum Co. Ltd. Class A	12,800	7,066
Shandong Sun Paper Industry JSC Ltd. Class A	2,900	5,344
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	40,800	47,651
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	1,316	5,915

	Shares	Value
Shanghai Baosight Software Co. Ltd. Class A	1,190	$9,736
Shanghai Baosight Software Co. Ltd. Class B	4,300	18,167
Shanghai Construction Group Co. Ltd. Class A	9,000	4,073
Shanghai Electric Group Co. Ltd. Class A	9,400	5,780
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,600	30,300
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,000	14,879
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	96	3,164
Shanghai International Airport Co. Ltd. Class A *	800	6,792
Shanghai International Port Group Co. Ltd. Class A	8,100	7,068
Shanghai Jinjiang International Hotels Co. Ltd. Class A	1,000	9,418
Shanghai Junshi Biosciences Co. Ltd. Class A *	602	6,775
Shanghai Lingang Holdings Corp. Ltd. Class A	2,600	5,271
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	16,100	14,164
Shanghai M&G Stationery, Inc. Class A	1,000	8,389
Shanghai Medicilon, Inc. Class A	78	3,960
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,000	5,408
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	14,700	24,408
Shanghai Pudong Development Bank Co. Ltd. Class A	27,236	32,633
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,320	16,724
Shanghai RAAS Blood Products Co. Ltd. Class A	5,300	4,699
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,800	5,364
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	600	1,118
Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,400	8,801
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	3,200	6,970
Shanxi Meijin Energy Co. Ltd. Class A	4,600	8,404
Shanxi Securities Co. Ltd. Class A	3,800	3,266
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,200	5,046
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,140	55,430
Shenghe Resources Holding Co. Ltd. Class A	1,300	4,395
Shengyi Technology Co. Ltd. Class A	2,100	5,342
Shennan Circuits Co. Ltd. Class A	500	7,019
Shenwan Hongyuan Group Co. Ltd. Class A	18,900	12,132
Shenzhen Capchem Technology Co. Ltd. Class A	720	5,671
Shenzhen Dynanonic Co. Ltd. Class A	200	12,221
Shenzhen Energy Group Co. Ltd. Class A	4,500	4,318
Shenzhen Inovance Technology Co. Ltd. Class A	2,550	25,157
Shenzhen International Holdings Ltd.	20,676	20,379
Shenzhen Kangtai Biological Products Co. Ltd. Class A	960	6,492
Shenzhen Kedali Industry Co. Ltd. Class A	200	4,765
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,200	56,268
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	600	4,052

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Shenzhen Overseas Chinese Town Co. Ltd. Class A	9,100	$8,841
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,200	5,044
Shenzhen SC New Energy Technology Corp. Class A	400	5,356
Shenzhen Senior Technology Material Co. Ltd. Class A	1,198	5,216
Shenzhen Sunlord Electronics Co. Ltd. Class A	800	3,264
Shenzhen Transsion Holdings Co. Ltd. Class A	563	7,532
Shenzhou International Group Holdings Ltd.	13,400	163,555
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,820	6,607
Sichuan Chuantou Energy Co. Ltd. Class A	4,000	7,126
Sichuan Hebang Biotechnology Co. Ltd. Class A	9,900	6,312
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,600	4,475
Sichuan New Energy Power Co. Ltd. *	1,400	4,643
Sichuan Road & Bridge Co. Ltd. Class A	5,200	8,190
Sichuan Swellfun Co. Ltd. Class A	482	6,677
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,300	6,366
Sieyuan Electric Co. Ltd. Class A	700	3,737
Silergy Corp.	1,000	80,859
Sinolink Securities Co. Ltd. Class A	3,200	4,313
Sinoma Science & Technology Co. Ltd. Class A	1,800	7,409
Sinomine Resource Group Co. Ltd. Class A	420	5,829
Sinopec Shanghai Petrochemical Co. Ltd. Class A	7,000	3,323
Sinopharm Group Co. Ltd. Class H	22,000	53,265
Sinotrans Ltd. Class A	3,700	2,148
Sinotruk Hong Kong Ltd.	11,000	15,482
Skshu Paint Co. Ltd. Class A *	420	8,133
Smoore International Holdings Ltd. ~	29,000	89,504
Songcheng Performance Development Co. Ltd. Class A	2,900	6,663
SooChow Securities Co. Ltd. Class A	5,410	5,609
Southwest Securities Co. Ltd. Class A	7,100	4,219
StarPower Semiconductor Ltd. Class A	200	11,559
Sungrow Power Supply Co. Ltd. Class A	1,400	20,613
Sunny Optical Technology Group Co. Ltd.	11,600	190,202
Sunwoda Electronic Co. Ltd. Class A	1,900	9,005
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,800	6,181
Suzhou Maxwell Technologies Co. Ltd. Class A	160	11,788
Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	600	7,878
TAL Education Group ADR *	6,765	32,946
Tangshan Jidong Cement Co. Ltd. Class A	1,900	2,992
TBEA Co. Ltd. Class A	3,500	14,362
TCL Technology Group Corp. Class A	15,100	10,829
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,100	27,314
Tencent Holdings Ltd.	100,100	4,531,039
Tencent Music Entertainment Group ADR *	11,605	58,257
Thunder Software Technology Co. Ltd. Class A	400	7,825
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	900	4,239
Tianma Microelectronics Co. Ltd. Class A	2,700	4,028
Tianshan Aluminum Group Co. Ltd. Class A	3,100	3,033
Tianshui Huatian Technology Co. Ltd. Class A	3,400	4,773
Tibet Summit Resources Co. Ltd. Class A *	1,000	4,301
Tingyi Cayman Islands Holding Corp.	32,000	54,994

	Shares	Value
Titan Wind Energy Suzhou Co. Ltd. Class A	1,700	$4,210
Toly Bread Co. Ltd. Class A	1,568	3,882
Tongcheng Travel Holdings Ltd. *	20,000	43,243
TongFu Microelectronics Co. Ltd. Class A *	700	1,614
Tongkun Group Co. Ltd. Class A	1,900	4,520
Tongling Nonferrous Metals Group Co. Ltd. Class A	10,100	4,936
Tongwei Co. Ltd. Class A	4,400	39,460
Topchoice Medical Corp. Class A *	300	7,839
Topsports International Holdings Ltd. ~	31,000	28,232
Transfar Zhilian Co. Ltd. Class A	2,700	2,599
TravelSky Technology Ltd. Class H	16,000	31,199
Trina Solar Co. Ltd. Class A	2,120	20,753
Trip.com Group Ltd. ADR *	8,611	236,372
Tsingtao Brewery Co. Ltd. Class A	600	9,336
Tsingtao Brewery Co. Ltd. Class H	8,000	83,276
Uni-President China Holdings Ltd.	20,000	17,198
Unigroup Guoxin Microelectronics Co. Ltd. Class A	600	17,031
Unisplendour Corp. Ltd. Class A	3,100	9,004
Vipshop Holdings Ltd. ADR *	7,304	72,237
Walvax Biotechnology Co. Ltd. Class A	1,400	10,133
Wanhua Chemical Group Co. Ltd. Class A	3,000	43,561
Want Want China Holdings Ltd.	77,000	67,149
Weibo Corp. ADR *	1,096	25,350
Weichai Power Co. Ltd. Class A	4,900	9,154
Weichai Power Co. Ltd. Class H	34,000	54,148
Weihai Guangwei Composites Co. Ltd. Class A	600	5,286
Wens Foodstuffs Group Co. Ltd. Class A *	6,100	19,424
Western Mining Co. Ltd. Class A	2,100	3,725
Western Securities Co. Ltd. Class A	4,800	4,701
Western Superconducting Technologies Co. Ltd. Class A	502	6,930
Westone Information Industry, Inc. Class A	900	5,784
Wharf Holdings Ltd.	20,000	72,883
Will Semiconductor Co. Ltd. Class A	800	20,762
Wingtech Technology Co. Ltd. Class A	1,300	16,600
Winning Health Technology Group Co. Ltd. Class A	2,600	3,419
Wuchan Zhongda Group Co. Ltd. Class A	6,000	4,605
Wuhan Guide Infrared Co. Ltd. Class A	2,096	4,038
Wuliangye Yibin Co. Ltd. Class A	3,700	111,866
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,000	4,422
WuXi AppTec Co. Ltd. Class A	2,100	32,703
WuXi AppTec Co. Ltd. Class H ~	6,240	83,478
Wuxi Biologics Cayman, Inc. * ~	57,500	532,762
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	860	8,133
Wuxi Shangji Automation Co. Ltd. Class A	420	9,816
XCMG Construction Machinery Co. Ltd. Class A	5,300	4,275
Xiamen C & D, Inc. Class A	3,100	6,058
Xiamen Faratronic Co. Ltd. Class A	200	6,141
Xiamen Intretech, Inc. Class A	1,000	3,220
Xiamen Tungsten Co. Ltd. Class A	1,000	3,237
Xiaomi Corp. Class B * ~	243,000	425,169
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	10,500	23,283
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,800	3,377
Xinjiang Zhongtai Chemical Co. Ltd. Class A	3,100	3,598
Xinyi Solar Holdings Ltd.	80,081	124,090
XPeng, Inc. ADR *	6,751	214,277
Xtep International Holdings Ltd.	21,500	38,956
Yadea Group Holdings Ltd. ~	20,000	39,224
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500	5,347

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Yankuang Energy Group Co. Ltd. Class A	2,700	$15,923
Yankuang Energy Group Co. Ltd. Class H	24,000	75,080
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,000	6,021
Yealink Network Technology Corp. Ltd. Class A	800	9,115
Yifeng Pharmacy Chain Co. Ltd. Class A	680	5,376
Yihai International Holding Ltd. *	8,000	28,860
Yihai Kerry Arawana Holdings Co. Ltd. Class A *	1,300	10,508
Yintai Gold Co. Ltd. Class A	3,000	4,330
YongXing Special Materials Technology Co. Ltd. Class A	400	9,136
Yonyou Network Technology Co. Ltd. Class A	3,700	12,041
Youngor Group Co. Ltd. Class A	3,200	3,173
Youngy Co. Ltd. Class A *	300	6,914
YTO Express Group Co. Ltd. Class A	3,700	11,269
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	1,500	3,736
Yuexiu Property Co. Ltd.	23,600	30,326
Yum China Holdings, Inc.	6,790	329,315
Yunda Holding Co. Ltd. Class A	3,200	8,169
Yunnan Aluminium Co. Ltd. Class A	3,800	5,607
Yunnan Baiyao Group Co. Ltd. Class A	1,660	14,992
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	300	9,752
Yunnan Energy New Material Co. Ltd. Class A	900	33,741
Yunnan Tin Co. Ltd. Class A	1,800	4,519
Zai Lab Ltd. ADR *	1,413	49,003
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	32,017
Zhaojin Mining Industry Co. Ltd. Class H *	19,500	16,846
Zhefu Holding Group Co. Ltd. Class A	5,200	3,733
Zhejiang Century Huatong Group Co. Ltd. Class A *	7,520	5,437
Zhejiang China Commodities City Group Co. Ltd. Class A	6,000	5,001
Zhejiang Chint Electrics Co. Ltd. Class A	1,900	10,184
Zhejiang Dahua Technology Co. Ltd. Class A	3,300	8,112
Zhejiang Dingli Machinery Co. Ltd. Class A	500	3,794
Zhejiang Expressway Co. Ltd. Class H *	22,000	20,278
Zhejiang HangKe Technology, Inc. Co. Class A	339	3,563
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,600	5,426
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,575	22,579
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	12,160
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	900	6,957
Zhejiang Juhua Co. Ltd. Class A	2,900	5,714
Zhejiang NHU Co. Ltd. Class A	2,804	9,559
Zhejiang Orient Gene Biotech Co. Ltd. Class A	159	2,709
Zhejiang Semir Garment Co. Ltd. Class A	3,000	2,659
Zhejiang Supor Co. Ltd. Class A	600	5,054
Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,400	6,984
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,500	5,391
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	500	3,890
Zhejiang Yongtai Technology Co. Ltd. Class A	1,000	4,940
Zheshang Securities Co. Ltd. Class A *	3,000	5,111
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	11,600	37,885

	Shares	Value
Zhongji Innolight Co. Ltd. Class A	900	$4,180
Zhongsheng Group Holdings Ltd.	9,500	67,123
Zhongtai Securities Co. Ltd. Class A	6,400	7,328
Zhuzhou CRRC Times Electric Co. Ltd.	9,500	46,976
Zhuzhou CRRC Times Electric Co. Ltd. Class A	252	2,456
Zhuzhou Hongda Electronics Corp. Ltd. Class A	400	3,660
Zhuzhou Kibing Group Co. Ltd. Class A	2,900	5,545
Zibo Qixiang Tengda Chemical Co. Ltd. Class A *	3,500	4,248
Zijin Mining Group Co. Ltd. Class A	17,400	24,246
Zijin Mining Group Co. Ltd. Class H	96,000	116,821
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,600	4,242
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	28,000	14,987
ZTE Corp. Class A	3,000	11,474
ZTE Corp. Class H	13,400	31,339
ZTO Express Cayman, Inc. ADR	6,724	184,574

		36,954,121

Colombia - 0.1%

Bancolombia SA	6,066	49,009
Ecopetrol SA	79,530	43,162
Interconexion Electrica SA ESP	7,096	35,041

		127,212

Czech Republic - 0.2%

CEZ AS	2,538	114,520
Komercni banka AS	1,277	36,152
Moneta Money Bank AS ~	5,399	19,599

		170,271

Egypt - 0.1%

Commercial International Bank Egypt SAE	27,288	54,046
Eastern Co. SAE	15,993	8,751
Egyptian Financial Group-Hermes Holding Co. *	10,476	6,648

		69,445

Greece - 0.3%

Alpha Services and Holdings SA *	36,078	31,871
Eurobank Ergasias Services and Holdings SA *	42,489	38,115
Hellenic Telecommunications Organization SA	3,296	57,564
JUMBO SA	1,883	27,414
Mytilineos SA	1,641	24,290
National Bank of Greece SA *	8,985	26,879
OPAP SA	3,168	45,567
Public Power Corp. SA *	3,388	18,776

		270,476

Hong Kong - 0.2%

Alibaba Pictures Group Ltd. *	190,000	18,681
Kingboard Laminates Holdings Ltd.	15,500	19,153
Microport Scientific Corp. *	4	-
Nine Dragons Paper Holdings Ltd.	28,000	23,739
Orient Overseas International Ltd.	2,000	53,287
Sino Biopharmaceutical Ltd.	169,000	107,759
Vinda International Holdings Ltd.	6,000	15,390

		238,009

Hungary - 0.2%

MOL Hungarian Oil & Gas PLC	6,650	51,440
OTP Bank Nyrt	3,642	81,711
Richter Gedeon Nyrt	2,273	41,137

		174,288

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
India - 12.5%

ACC Ltd.	1,218	$32,864
Adani Enterprises Ltd.	4,478	124,641
Adani Green Energy Ltd. *	5,091	125,022
Adani Ports & Special Economic Zone Ltd.	8,301	70,832
Adani Power Ltd. *	12,550	42,160
Adani Total Gas Ltd.	4,471	135,768
Adani Transmission Ltd. *	4,476	140,888
Ambuja Cements Ltd.	9,678	44,630
Apollo Hospitals Enterprise Ltd.	1,635	76,497
Asian Paints Ltd.	6,088	208,427
AU Small Finance Bank Ltd. * ~	2,570	19,340
Aurobindo Pharma Ltd.	4,226	27,511
Avenue Supermarts Ltd. * ~	2,560	110,820
Axis Bank Ltd. *	36,124	292,607
Bajaj Auto Ltd.	1,123	52,894
Bajaj Finance Ltd.	4,330	297,935
Bajaj Finserv Ltd.	624	86,857
Balkrishna Industries Ltd.	1,261	34,479
Bandhan Bank Ltd. ~	10,582	35,505
Berger Paints India Ltd.	3,912	28,254
Bharat Electronics Ltd.	19,836	58,866
Bharat Forge Ltd.	4,208	34,850
Bharat Petroleum Corp. Ltd.	13,922	54,553
Bharti Airtel Ltd. *	34,862	303,235
Biocon Ltd.	6,893	26,987
Britannia Industries Ltd.	1,765	77,704
Cholamandalam Investment and Finance Co. Ltd.	6,842	53,897
Cipla Ltd.	7,405	86,185
Coal India Ltd.	25,005	58,859
Colgate-Palmolive India Ltd.	1,629	30,710
Container Corp. Of India Ltd.	4,522	34,114
Dabur India Ltd.	8,942	56,254
Divi’s Laboratories Ltd.	2,166	99,839
DLF Ltd.	10,050	39,993
Dr Reddy’s Laboratories Ltd.	1,893	105,529
Eicher Motors Ltd.	2,226	79,084
GAIL India Ltd.	24,523	42,090
Godrej Consumer Products Ltd. *	6,644	63,943
Godrej Properties Ltd. *	2,029	30,507
Grasim Industries Ltd.	4,270	71,679
Havells India Ltd.	4,078	56,938
HCL Technologies Ltd.	17,285	214,021
HDFC Life Insurance Co. Ltd. ~	14,927	104,224
Hero MotoCorp Ltd.	1,788	61,856
Hindalco Industries Ltd.	21,934	94,588
Hindustan Petroleum Corp. Ltd.	10,291	28,413
Hindustan Unilever Ltd.	13,019	369,134
Housing Development Finance Corp. Ltd.	27,520	761,388
ICICI Bank Ltd.	82,228	738,730
ICICI Lombard General Insurance Co. Ltd. ~	3,909	55,659
ICICI Prudential Life Insurance Co. Ltd. ~	5,893	36,616
Indian Oil Corp. Ltd.	30,385	28,660
Indian Oil Corp. Li *	15,193	14,330
Indian Railway Catering & Tourism Corp. Ltd.	3,925	28,767
Indraprastha Gas Ltd.	5,031	22,723
Indus Towers Ltd.	10,822	28,766
Info Edge India Ltd.	1,151	54,962
Infosys Ltd.	53,918	1,002,148
InterGlobe Aviation Ltd. * ~	1,553	31,780
ITC Ltd.	48,257	167,652
Jindal Steel & Power Ltd.	6,629	27,773
JSW Steel Ltd.	11,739	84,276
Jubilant Foodworks Ltd.	6,514	42,473
Kotak Mahindra Bank Ltd.	8,843	187,027
Larsen & Toubro Infotech Ltd. ~	858	43,412

	Shares	Value
Larsen & Toubro Ltd.	10,818	$214,455
Lupin Ltd.	3,273	25,355
Mahindra & Mahindra Ltd.	13,940	193,877
Marico Ltd.	8,371	50,767
Maruti Suzuki India Ltd.	1,935	208,570
Mindtree Ltd.	1,067	39,203
Mphasis Ltd.	1,366	39,864
MRF Ltd.	30	26,953
Muthoot Finance Ltd.	2,057	25,489
Nestle India Ltd.	547	121,366
NTPC Ltd.	60,580	109,771
Oil & Natural Gas Corp. Ltd.	40,474	77,496
Page Industries Ltd.	100	50,974
Petronet LNG Ltd.	12,077	33,285
PI Industries Ltd.	1,231	40,018
Pidilite Industries Ltd.	2,483	65,837
Piramal Enterprises Ltd.	1,931	40,683
Power Grid Corp. of India Ltd.	49,726	133,826
Reliance Industries Ltd.	48,778	1,610,618
Samvardhana Motherson International Ltd.	20,419	30,694
SBI Cards & Payment Services Ltd.	3,834	37,403
SBI Life Insurance Co. Ltd. ~	7,096	97,451
Shree Cement Ltd.	175	42,285
Shriram Transport Finance Co. Ltd.	3,099	50,602
Siemens Ltd.	1,159	35,317
SRF Ltd.	2,389	68,419
State Bank of India	28,349	168,125
Sun Pharmaceutical Industries Ltd.	15,083	158,864
Tata Consultancy Services Ltd.	14,817	615,304
Tata Consumer Products Ltd.	8,995	80,709
Tata Elxsi Ltd.	559	58,115
Tata Motors Ltd. *	27,047	140,996
Tata Power Co. Ltd.	23,505	60,451
Tata Steel Ltd.	11,524	127,063
Tech Mahindra Ltd.	9,492	120,748
Titan Co. Ltd.	5,633	138,845
Torrent Pharmaceuticals Ltd.	822	29,829
Trent Ltd.	3,019	41,206
UltraTech Cement Ltd.	1,641	116,987
United Spirits Ltd. *	4,788	46,191
UPL Ltd.	8,061	64,727
Vedanta Ltd.	12,092	34,247
Wipro Ltd.	21,547	114,046
Yes Bank Ltd. *	180,249	28,949
Zomato Ltd. *	25,560	17,537

		13,316,642

Indonesia - 1.8%

Aneka Tambang Tbk	142,500	17,206
P.T. Adaro Energy Indonesia Tbk	237,700	45,777
P.T. Adaro Minerals Indonesia Tbk *	133,100	14,116
P.T. Astra International Tbk	323,100	143,995
P.T. Bank Central Asia Tbk	884,800	430,844
P.T. Bank Jago Tbk *	68,700	42,285
P.T. Bank Mandiri Persero Tbk	296,400	158,282
P.T. Bank Negara Indonesia Persero Tbk	122,400	64,657
P.T. Bank Rakyat Indonesia Persero Tbk	1,085,197	303,058
P.T. Barito Pacific Tbk	442,900	22,472
P.T. Charoen Pokphand Indonesia Tbk	117,200	47,225
P.T. Gudang Garam Tbk	7,700	16,121
P.T. Indah Kiat Pulp & Paper Tbk	43,500	22,235
P.T. Indofood CBP Sukses Makmur Tbk	38,200	24,509
P.T. Indofood Sukses Makmur Tbk	71,100	33,678
P.T. Kalbe Farma Tbk	344,700	38,450
P.T. Merdeka Copper Gold Tbk *	195,862	52,457
P.T. Sarana Menara Nusantara Tbk	365,600	27,010
P.T. Semen Indonesia Persero Tbk	39,200	18,780
P.T. Sumber Alfaria Trijaya Tbk	269,600	36,963
P.T. Telkom Indonesia Persero Tbk	783,100	210,666
P.T. Tower Bersama Infrastructure Tbk	132,700	26,238

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
P.T. Unilever Indonesia Tbk	123,600	$39,631
P.T. United Tractors Tbk	27,100	51,756
P.T. Vale Indonesia Tbk *	40,400	15,374

		1,903,785

Kuwait - 0.8%

Agility Public Warehousing Co. KSC	23,902	63,522
Boubyan Bank KSCP	20,628	51,973
Gulf Bank KSCP	26,165	27,223
Kuwait Finance House KSCP	81,579	231,937
Mabanee Co. KPSC	10,084	24,778
Mobile Telecommunications Co. KSCP	35,035	67,893
National Bank of Kuwait SAKP	115,285	392,224

		859,550

Luxembourg - 0.0%

Reinet Investments SCA	2,287	40,177

Malaysia - 1.4%

AMMB Holdings Bhd	30,400	25,743
Axiata Group Bhd	44,600	28,637
CIMB Group Holdings Bhd	108,384	121,967
Dialog Group Bhd	59,100	28,578
DiGi.Com Bhd	51,300	40,774
Genting Bhd	34,900	35,988
Genting Malaysia Bhd	46,700	30,140
HAP Seng Consolidated Bhd	9,800	15,853
Hartalega Holdings Bhd	27,400	19,023
Hong Leong Bank Bhd	10,700	49,717
Hong Leong Financial Group Bhd	3,800	15,953
IHH Healthcare Bhd	28,800	42,147
Inari Amertron Bhd	45,300	27,228
IOI Corp. Bhd	41,000	35,721
Kuala Lumpur Kepong Bhd	7,100	35,343
Malayan Banking Bhd	74,466	145,131
Malaysia Airports Holdings Bhd *	10,800	16,169
Maxis Bhd	37,900	28,386
MISC Bhd	21,800	35,125
MR DIY Group M Bhd ~	38,250	17,971
Nestle Malaysia Bhd	1,100	33,094
Petronas Chemicals Group Bhd	39,300	80,251
Petronas Dagangan Bhd	5,000	23,977
Petronas Gas Bhd	12,900	48,100
PPB Group Bhd	10,500	37,783
Press Metal Aluminium Holdings Bhd	59,200	64,046
Public Bank Bhd	229,100	227,259
QL Resources Bhd	17,000	20,057
RHB Bank Bhd	23,991	31,193
Sime Darby Bhd	42,500	20,563
Sime Darby Plantation Bhd	33,802	33,217
Telekom Malaysia Bhd	18,900	22,526
Tenaga Nasional Bhd	38,700	70,064
Top Glove Corp. Bhd	85,800	20,277

		1,528,001

Mexico - 2.1%

Alfa SAB de CV Class A	47,800	33,943
America Movil SAB de CV Series L	448,200	458,018
Arca Continental SAB de CV	7,200	47,440
Cemex SAB de CV *	245,500	95,590
Coca-Cola Femsa SAB de CV	8,560	47,394
Fibra Uno Administracion SA de CV REIT	51,100	50,898
Fomento Economico Mexicano SAB de CV	30,400	205,232
Gruma SAB de CV Class B	3,390	37,517
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,900	82,177
Grupo Aeroportuario del Sureste SAB de CV Class B	3,170	62,303

	Shares	Value
Grupo Bimbo SAB de CV Class A	21,900	$71,190
Grupo Carso SAB de CV Series A1	7,300	27,208
Grupo Financiero Banorte SAB de CV Class O	41,300	230,370
Grupo Financiero Inbursa SAB de CV Class O *	35,400	56,367
Grupo Mexico SAB de CV Class B	49,200	203,729
Grupo Televisa SAB	39,000	64,019
Industrias Penoles SAB de CV	2,200	20,370
Kimberly-Clark de Mexico SAB de CV Class A	24,800	33,581
Operadora de Sites Mexicanos SAB de CV Class A-1	21,800	25,269
Orbia Advance Corp. SAB de CV	16,100	37,677
Promotora y Operadora de Infraestructura SAB de CV	3,730	27,324
Wal-Mart de Mexico SAB de CV	82,900	285,808

		2,203,424

Peru - 0.2%

Cia de Minas Buenaventura SAA ADR	3,481	22,975
Credicorp Ltd.	1,165	139,695
Southern Copper Corp.	1,293	64,404

		227,074

Philippines - 0.7%

Aboitiz Equity Ventures, Inc.	27,540	23,807
AC Energy Corp.	121,730	17,813
Ayala Corp.	4,020	43,914
Ayala Land, Inc.	120,200	55,871
Bank of the Philippine Islands	29,510	45,515
BDO Unibank, Inc.	32,230	64,843
Converge Information & Communications Technology Solutions, Inc. *	36,800	14,184
Globe Telecom, Inc.	425	17,540
GT Capital Holdings, Inc.	1,380	12,288
International Container Terminal Services, Inc.	16,680	55,848
JG Summit Holdings, Inc.	49,450	43,790
Jollibee Foods Corp.	7,430	27,529
Manila Electric Co.	3,830	25,084
Metro Pacific Investments Corp.	162,000	10,405
Metropolitan Bank & Trust Co.	30,500	26,532
Monde Nissin Corp. * ~	102,500	24,258
PLDT, Inc.	1,415	43,214
SM Investments Corp.	3,860	54,928
SM Prime Holdings, Inc.	181,900	121,049
Universal Robina Corp.	13,910	28,088

		756,500

Poland - 0.6%

Allegro.eu SA * ~	5,818	31,277
Bank Polska Kasa Opieki SA	2,968	54,333
CD Projekt SA	1,069	22,967
Cyfrowy Polsat SA	4,186	19,829
Dino Polska SA * ~	798	56,919
KGHM Polska Miedz SA	2,257	60,302
LPP SA	18	36,366
mBank SA *	233	11,759
Orange Polska SA	10,679	14,946
PGE Polska Grupa Energetyczna SA *	14,402	34,387
Polski Koncern Naftowy ORLEN SA	4,861	74,643
Polskie Gornictwo Naftowe i Gazownictwo SA	28,420	36,253
Powszechna Kasa Oszczednosci Bank Polski SA *	14,261	89,450
Powszechny Zaklad Ubezpieczen SA	8,607	57,704
Santander Bank Polska SA	571	29,760

		630,895

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Qatar - 1.0%
Barwa Real Estate Co.	30,599	$28,094
Commercial Bank PSQC	32,100	60,433
Industries Qatar QSC	23,662	103,816
Masraf Al Rayan QSC	90,723	102,998
Mesaieed Petrochemical Holding Co.	71,551	48,966
Ooredoo QPSC	12,868	27,207
Qatar Electricity & Water Co. QSC	7,108	34,196
Qatar Fuel QSC	7,934	38,888
Qatar Gas Transport Co. Ltd.	35,799	36,821
Qatar International Islamic Bank QSC	11,980	35,097
Qatar Islamic Bank SAQ	25,886	158,156
Qatar National Bank QPSC	73,547	403,746

		1,078,418

Romania - 0.0%

NEPI Rockcastle SA	6,806	36,296

Russia - 0.0%

Alrosa PJSC Ω ±	104,260	-
Gazprom PJSC Ω ±	58,020	-
Gazprom PJSC ADR (OTC) Ω ±	8,195	-
Gazprom PJSC ADR (SEAQ) Ω ±	194,171	-
Inter RAO UES PJSC Ω ±	1,499,500	-
LUKOIL PJSC Ω ±	2,583	-
LUKOIL PJSC ADR (SEAQ) Ω ±	13,502	-
Magnit PJSC GDR ~ Ω ±	3,308	-
Magnit PJSC GDR (LI) ~ Ω ±	10,327	-
MMC Norilsk Nickel PJSC Ω ±	298	-
MMC Norilsk Nickel PJSC ADR Ω ±	21,092	-
Mobile TeleSystems PJSC ADR Ω ±	17,555	-
Moscow Exchange MICEX-RTS PJSC * Ω ±	58,150	-
Novatek PJSC GDR (LI) ~ Ω ±	3,551	-
Novolipetsk Steel PJSC Ω ±	4,620	-
Novolipetsk Steel PJSC GDR Ω ±	5,477	-
Ozon Holdings PLC ADR * Ω ±	1,985	-
PhosAgro PJSC GDR ~ Ω ±	5,349	-
Polyus PJSC Ω ±	241	-
Polyus PJSC ADR Ω ±	2,028	-
Polyus PJSC GDR ~ Ω ±	262	-
Rosneft Oil Co. PJSC Ω ±	3,660	-
Rosneft Oil Co. PJSC GDR ~ Ω ±	41,896	-
Sberbank of Russia PJSC * Ω ±	41,510	-
Sberbank of Russia PJSC ADR (OTC) * Ω ±	2,527	-
Sberbank of Russia PJSC ADR (SEAQ) * Ω ±	92,176	-
Severstal PAO Ω ±	812	-
Severstal PAO GDR ~ Ω ±	7,476	-
Surgutneftegas PJSC ADR (LI) Ω ±	49,470	-
Tatneft PJSC Ω ±	9,037	-
Tatneft PJSC ADR Ω ±	7,942	-
TCS Group Holding PLC GDR * ~ Ω ±	4,555	-
United Co. RUSAL International PJSC * Ω ±	114,970	-
VK Co. Ltd. GDR * Ω ±	4,153	-
VTB Bank PJSC Ω ±	21,000,000	1
VTB Bank PJSC GDR ~ Ω ±	57,906	-
X5 Retail Group NV GDR ~ Ω ±	4,746	-
Yandex NV Class A * Ω ±	11,538	-

		1

Saudi Arabia - 4.2%

ACWA Power Co. *	1,308	52,183
Advanced Petrochemical Co.	2,063	28,289
Al Rajhi Bank	31,386	691,478
Alinma Bank	15,671	140,045
Almarai Co. JSC	4,054	56,730

	Shares	Value
Arab National Bank	9,767	$76,986
Bank Al-Jazira	6,693	39,937
Bank AlBilad *	8,041	94,045
Banque Saudi Fransi	9,586	121,434
Bupa Arabia for Cooperative Insurance Co.	976	41,431
Dar Al Arkan Real Estate Development Co. *	8,563	24,610
Dr Sulaiman Al Habib Medical Services Group Co.	1,423	73,736
Elm Co.	393	26,670
Emaar Economic City *	6,356	16,757
Etihad Etisalat Co.	6,126	57,195
Jarir Marketing Co.	948	41,152
Mobile Telecommunications Co. Saudi Arabia *	7,277	21,860
Mouwasat Medical Services Co.	791	44,923
National Industrialization Co. *	5,290	22,789
Petro Rabigh *	3,185	14,474
Rabigh Refining & Petrochemical Co. *	3,510	15,951
Riyad Bank	21,458	184,124
SABIC Agri-Nutrients Co.	3,413	125,570
Sahara International Petrochemical Co.	5,865	78,658
Saudi Arabian Mining Co. *	13,724	183,169
Saudi Arabian Oil Co. ~	38,691	399,875
Saudi Basic Industries Corp.	14,341	388,891
Saudi British Bank	14,700	159,667
Saudi Electricity Co.	13,536	87,561
Saudi Industrial Investment Group	5,914	45,011
Saudi Investment Bank	7,985	41,616
Saudi Kayan Petrochemical Co. *	11,927	50,252
Saudi National Bank	35,126	618,302
Saudi Research & Media Group *	583	29,307
Saudi Tadawul Group Holding Co.	590	29,719
Saudi Telecom Co.	9,444	244,895
Savola Group	4,234	37,979
Yanbu National Petrochemical Co.	4,077	54,912

		4,462,183

Singapore - 0.0%

BOC Aviation Ltd. ~	3,400	28,746

South Africa - 3.3%

Absa Group Ltd.	13,118	125,255
African Rainbow Minerals Ltd.	1,869	24,556
Anglo American Platinum Ltd.	863	75,591
Aspen Pharmacare Holdings Ltd.	6,297	54,128
Bid Corp. Ltd.	5,199	98,047
Bidvest Group Ltd.	4,771	61,465
Capitec Bank Holdings Ltd.	1,385	169,746
Clicks Group Ltd.	3,963	66,577
Discovery Ltd. *	8,166	64,585
Exxaro Resources Ltd.	3,970	48,234
FirstRand Ltd.	80,670	310,453
Foschini Group Ltd.	5,368	40,255
Gold Fields Ltd.	14,503	133,764
Growthpoint Properties Ltd. REIT	55,628	42,229
Harmony Gold Mining Co. Ltd.	9,010	28,172
Impala Platinum Holdings Ltd.	13,440	149,109
Kumba Iron Ore Ltd.	1,047	33,943
Mr Price Group Ltd.	4,157	45,584
MTN Group Ltd.	27,012	219,813
MultiChoice Group	5,961	42,434
Naspers Ltd. Class N	3,485	509,111
Nedbank Group Ltd.	7,479	95,728
Northam Platinum Holdings Ltd. *	5,558	58,519
Old Mutual Ltd.	76,836	52,077
Pepkor Holdings Ltd. ~	26,969	31,696
Remgro Ltd.	8,680	69,312
Sanlam Ltd.	29,030	94,354

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Sasol Ltd. *	9,063	$208,984
Shoprite Holdings Ltd.	7,643	93,122
Sibanye Stillwater Ltd.	44,508	110,534
SPAR Group Ltd.	3,076	26,115
Standard Bank Group Ltd.	21,363	203,819
Vodacom Group Ltd.	10,472	84,802
Woolworths Holdings Ltd.	16,160	53,887

		3,526,000

South Korea - 10.5%

Alteogen, Inc. *	468	22,074
Amorepacific Corp.	475	47,743
AMOREPACIFIC Group	462	13,313
BGF retail Co. Ltd.	127	18,534
Celltrion Healthcare Co. Ltd.	1,385	73,514
Celltrion Pharm, Inc. *	262	15,952
Celltrion, Inc.	1,561	215,499
Cheil Worldwide, Inc.	1,116	20,496
CJ CheilJedang Corp.	135	39,520
CJ Corp.	234	14,050
CJ ENM Co. Ltd.	171	12,374
CJ Logistics Corp. *	147	12,959
Coway Co. Ltd.	905	44,777
DB Insurance Co. Ltd.	751	35,579
Doosan Bobcat, Inc.	814	18,214
Doosan Enerbility Co. Ltd. *	6,518	97,888
E-MART, Inc.	335	27,314
Ecopro BM Co. Ltd.	832	73,319
F&F Co. Ltd.	286	29,723
Green Cross Corp.	98	12,746
GS Engineering & Construction Corp.	1,043	25,456
GS Holdings Corp.	742	23,974
Hana Financial Group, Inc.	4,749	144,340
Hankook Tire & Technology Co. Ltd.	1,197	30,515
Hanmi Pharm Co. Ltd.	110	26,208
Hanon Systems	2,945	22,895
Hanwha Solutions Corp. *	1,866	54,638
HD Hyundai Co. Ltd.	768	35,287
HLB, Inc. *	1,562	42,776
HMM Co. Ltd.	4,370	83,198
Hotel Shilla Co. Ltd.	509	28,015
HYBE Co. Ltd. *	268	30,101
Hyundai Engineering & Construction Co. Ltd.	1,273	40,714
Hyundai Glovis Co. Ltd.	303	42,123
Hyundai Heavy Industries Co. Ltd. *	289	31,897
Hyundai Mobis Co. Ltd.	968	149,205
Hyundai Motor Co.	2,294	320,581
Hyundai Steel Co.	1,373	34,055
Iljin Materials Co. Ltd.	370	20,026
Industrial Bank of Korea	4,261	31,645
Kakao Corp.	4,973	269,463
Kakao Games Corp. *	582	22,119
KakaoBank Corp. *	1,937	45,251
Kangwon Land, Inc. *	1,239	24,329
KB Financial Group, Inc.	6,286	234,740
Kia Corp.	4,213	251,455
Korea Aerospace Industries Ltd.	1,192	49,294
Korea Electric Power Corp. *	4,173	72,776
Korea Investment Holdings Co. Ltd.	682	32,510
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	678	49,215
Korea Zinc Co. Ltd.	137	51,566
Korean Air Lines Co. Ltd. *	2,815	54,901
Krafton, Inc. *	399	67,406
KT&G Corp.	1,746	110,670
Kumho Petrochemical Co. Ltd.	295	31,730
L&F Co. Ltd. *	369	60,153
LG Chem Ltd.	787	312,661
LG Corp.	1,534	92,269

	Shares	Value
LG Display Co. Ltd.	3,834	$43,017
LG Electronics, Inc.	1,732	118,116
LG Energy Solution Ltd. *	334	96,338
LG H&H Co. Ltd.	149	78,284
LG Innotek Co. Ltd.	232	61,536
LG Uplus Corp. *	3,471	34,159
Lotte Chemical Corp.	279	38,897
Lotte Shopping Co. Ltd.	182	14,628
Meritz Financial Group, Inc.	523	10,450
Meritz Fire & Marine Insurance Co. Ltd.	596	15,262
Meritz Securities Co. Ltd.	4,508	15,844
Mirae Asset Securities Co. Ltd.	4,588	23,423
NAVER Corp.	2,094	390,587
NCSoft Corp.	268	72,342
Netmarble Corp. ~	350	18,604
NH Investment & Securities Co. Ltd.	2,383	16,670
Orion Corp.	379	30,477
Pan Ocean Co. Ltd.	4,343	19,955
Pearl Abyss Corp. *	487	19,207
POSCO Chemical Co. Ltd.	441	36,522
POSCO Holdings, Inc.	1,236	220,425
S-1 Corp.	274	13,586
S-Oil Corp.	732	58,343
Samsung Biologics Co. Ltd. * ~	280	171,183
Samsung C&T Corp.	1,362	129,668
Samsung Electro-Mechanics Co. Ltd.	913	92,371
Samsung Electronics Co. Ltd.	76,265	3,363,847
Samsung Engineering Co. Ltd. *	2,597	43,164
Samsung Fire & Marine Insurance Co. Ltd.	502	77,992
Samsung Heavy Industries Co. Ltd. *	10,039	46,956
Samsung Life Insurance Co. Ltd.	1,170	56,541
Samsung SDI Co. Ltd.	879	362,486
Samsung SDS Co. Ltd.	569	57,142
Samsung Securities Co. Ltd.	1,025	26,496
SD Biosensor, Inc.	569	17,053
Seegene, Inc.	570	15,896
Shinhan Financial Group Co. Ltd.	7,377	211,531
SK Biopharmaceuticals Co. Ltd. *	510	29,504
SK Bioscience Co. Ltd. *	374	29,082
SK Chemicals Co. Ltd.	182	12,940
SK Hynix, Inc.	8,782	620,133
SK IE Technology Co. Ltd. * ~	406	30,856
SK Innovation Co. Ltd. *	873	129,603
SK Square Co. Ltd. *	1,613	48,729
SK Telecom Co. Ltd.	407	16,333
SK, Inc.	604	100,517
SKC Co. Ltd.	340	34,963
Woori Financial Group, Inc.	8,254	77,264
Yuhan Corp.	832	35,988

		11,180,655

Taiwan - 14.1%

Accton Technology Corp.	8,000	64,352
Acer, Inc.	47,000	34,367
Advantech Co. Ltd.	7,000	81,461
ASE Technology Holding Co. Ltd.	54,000	139,078
Asia Cement Corp.	37,000	54,570
Asustek Computer, Inc.	11,000	115,043
AUO Corp.	133,000	72,822
Catcher Technology Co. Ltd.	11,000	61,363
Cathay Financial Holding Co. Ltd.	126,000	215,759
Chailease Holding Co. Ltd.	22,155	155,449
Chang Hwa Commercial Bank Ltd.	77,610	45,333
Cheng Shin Rubber Industry Co. Ltd.	28,000	33,361
China Airlines Ltd. *	45,000	35,657
China Development Financial Holding Corp.	252,214	124,901
China Steel Corp.	186,000	178,095
Chunghwa Telecom Co. Ltd.	61,000	250,492
Compal Electronics, Inc.	69,000	52,829
CTBC Financial Holding Co. Ltd.	280,000	236,838

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Delta Electronics, Inc.	31,000	$231,144
E Ink Holdings, Inc.	14,000	89,394
E.Sun Financial Holding Co. Ltd.	190,994	186,442
Eclat Textile Co. Ltd.	3,000	42,021
eMemory Technology, Inc. *	1,000	35,080
Eva Airways Corp. *	41,000	43,746
Evergreen Marine Corp. Taiwan Ltd. *	41,000	116,533
Far Eastern New Century Corp.	52,000	55,663
Far EasTone Telecommunications Co. Ltd. *	26,000	73,172
Feng TAY Enterprise Co. Ltd.	7,000	41,304
First Financial Holding Co. Ltd.	168,700	148,888
Formosa Chemicals & Fibre Corp.	56,000	140,753
Formosa Petrochemical Corp.	18,000	56,739
Formosa Plastics Corp.	66,000	240,995
Fubon Financial Holding Co. Ltd.	112,734	226,747
Giant Manufacturing Co. Ltd.	5,000	40,417
Globalwafers Co. Ltd. *	3,000	45,839
Hon Hai Precision Industry Co. Ltd.	201,000	737,899
Hotai Motor Co. Ltd.	5,000	101,999
Hua Nan Financial Holdings Co. Ltd.	139,735	106,391
Innolux Corp.	165,000	67,140
Inventec Corp.	41,000	34,666
Largan Precision Co. Ltd.	2,000	116,227
Lite-On Technology Corp.	32,000	62,276
MediaTek, Inc.	24,000	526,828
Mega Financial Holding Co. Ltd.	174,000	206,761
Micro-Star International Co. Ltd.	11,000	42,022
momo.com, Inc.	1,200	25,817
Nan Ya Plastics Corp.	76,000	212,146
Nan Ya Printed Circuit Board Corp.	4,000	35,186
Nanya Technology Corp.	20,000	33,285
Nien Made Enterprise Co. Ltd.	3,000	29,610
Novatek Microelectronics Corp.	9,000	91,567
Pegatron Corp.	32,000	61,358
Pou Chen Corp.	35,000	34,761
Powerchip Semiconductor Manufacturing Corp.	43,000	58,241
President Chain Store Corp. *	9,000	82,448
Quanta Computer, Inc.	44,000	118,037
Realtek Semiconductor Corp. *	8,000	97,844
Ruentex Development Co. Ltd.	19,000	46,958
Shanghai Commercial & Savings Bank Ltd.	58,000	103,746
Shin Kong Financial Holding Co. Ltd.	213,344	62,881
SinoPac Financial Holdings Co. Ltd.	166,000	93,842
Synnex Technology International Corp.	22,000	39,384
Taishin Financial Holding Co. Ltd.	167,171	91,706
Taiwan Cement Corp.	85,000	113,113
Taiwan Cooperative Financial Holding Co. Ltd.	151,560	137,043
Taiwan High Speed Rail Corp.	32,000	30,194
Taiwan Mobile Co. Ltd. *	27,000	98,110
Taiwan Semiconductor Manufacturing Co. Ltd.	395,000	6,330,406
Uni-President Enterprises Corp.	76,000	171,358
Unimicron Technology Corp.	20,000	107,037
United Microelectronics Corp. *	193,000	257,980
Vanguard International Semiconductor Corp.	14,000	36,419
Voltronic Power Technology Corp.	1,000	48,511
Walsin Lihwa Corp.	39,000	47,277
Wan Hai Lines Ltd.	10,000	39,984
Win Semiconductors Corp.	5,000	32,462
Winbond Electronics Corp.	49,000	35,852
Wiwynn Corp.	1,000	23,432
WPG Holdings Ltd.	26,000	48,245
Yageo Corp.	7,000	72,596
Yang Ming Marine Transport Corp.	27,000	74,677

	Shares	Value
Yuanta Financial Holding Co. Ltd.	158,000	$104,646
Zhen Ding Technology Holding Ltd.	11,000	38,107

		14,935,122

Tanzania - 0.1%

AngloGold Ashanti Ltd.	6,792	100,285

Thailand - 1.9%

Advanced Info Service PCL	4,100	22,580
Advanced Info Service PCL ADR	164	922
Advanced Info Service PCL NVDR	15,400	84,811
Airports of Thailand PCL *	31,600	63,521
Airports of Thailand PCL ADR *	30	603
Airports of Thailand PCL NVDR *	32,200	64,727
Asset World Corp. PCL NVDR	130,600	18,063
B Grimm Power PCL	5,900	5,851
B Grimm Power PCL NVDR	5,300	5,256
Bangkok Commercial Asset Management PCL NVDR	31,800	15,676
Bangkok Dusit Medical Services PCL NVDR	172,600	122,166
Bangkok Expressway & Metro PCL	14,600	3,618
Bangkok Expressway & Metro PCL NVDR	111,900	27,728
Berli Jucker PCL NVDR	19,600	18,008
BTS Group Holdings PCL NVDR	133,400	32,284
Bumrungrad Hospital PCL NVDR	8,000	40,520
Carabao Group PCL NVDR	4,900	14,793
Central Pattana PCL NVDR	33,400	57,723
Central Retail Corp. PCL NVDR	30,600	30,345
Charoen Pokphand Foods PCL NVDR	64,600	47,585
CP ALL PCL NVDR	94,100	159,864
Delta Electronics Thailand PCL	1,400	13,241
Delta Electronics Thailand PCL NVDR	3,800	35,939
Electricity Generating PCL NVDR	2,800	13,991
Energy Absolute PCL	3,700	8,576
Energy Absolute PCL NVDR	23,300	53,776
Global Power Synergy PCL NVDR	11,200	20,464
Gulf Energy Development PCL NVDR	48,800	64,286
Home Product Center PCL	37,500	13,491
Home Product Center PCL NVDR	58,900	21,190
Indorama Ventures PCL NVDR	28,000	37,313
Intouch Holdings PCL NVDR	19,000	36,865
Krung Thai Bank PCL	3,900	1,714
Krung Thai Bank PCL NVDR	55,100	24,218
Krungthai Card PCL NVDR	16,000	25,866
Land & Houses PCL	2,800	662
Land & Houses PCL NVDR	139,900	33,057
Minor International PCL NVDR *	51,490	49,678
Muangthai Capital PCL	7,000	8,474
Muangthai Capital PCL NVDR	6,200	7,505
Osotspa PCL NVDR	25,700	24,945
PTT Exploration & Production PCL NVDR	22,800	102,781
PTT Global Chemical PCL	12,000	15,489
PTT Global Chemical PCL NVDR	25,700	33,173
PTT Oil & Retail Business PCL NVDR	50,100	36,189
PTT PCL	69,300	66,721
PTT PCL NVDR	94,600	91,080
Ratch Group PCL NVDR	18,100	19,573
SCB X PCL NVDR	11,350	33,387
SCG Packaging PCL NVDR	21,600	33,977
Siam Cement PCL	4,400	46,621
Siam Cement PCL NVDR	8,500	90,064
Siam Commercial Bank PCL	3,750	11,031
Srisawad Corp. PCL NVDR	12,400	17,051
Thai Oil PCL	3,700	5,398
Thai Oil PCL NVDR	15,100	22,031
Thai Union Group PCL Class F	25,000	12,107
Thai Union Group PCL NVDR	22,000	10,654
True Corp. PCL NVDR	188,400	24,560

		2,003,782

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Turkey - 0.3%

Akbank T.A.S.	49,767	$23,913
Aselsan Elektronik Sanayi Ve Ticaret AS	11,743	16,102
BIM Birlesik Magazalar AS	7,352	35,612
Eregli Demir ve Celik Fabrikalari TAS	22,233	36,162
Ford Otomotiv Sanayi AS	1,147	18,486
Haci Omer Sabanci Holding AS	16,729	18,953
KOC Holding AS	12,829	28,327
Turk Hava Yollari AO *	9,008	25,257
Turkcell Iletisim Hizmetleri AS	19,498	19,022
Turkiye Is Bankasi AS Class C	55,983	14,793
Turkiye Petrol Rafinerileri AS *	2,022	31,873
Turkiye Sise ve Cam Fabrikalari AS	22,757	29,313

		297,813

United Arab Emirates - 1.3%

Abu Dhabi Commercial Bank PJSC	45,285	109,362
Abu Dhabi Islamic Bank PJSC	23,923	48,924
Abu Dhabi National Oil Co. for Distribution PJSC	45,385	52,183
Aldar Properties PJSC	62,692	76,071
Dubai Islamic Bank PJSC	47,151	74,045
Emaar Properties PJSC	65,201	92,556
Emirates NBD Bank PJSC	30,796	110,921
Emirates Telecommunications Group Co. PJSC	55,466	394,069
First Abu Dhabi Bank PJSC	70,543	360,977

		1,319,108

United States - 0.2%

JBS SA	13,600	82,092
Legend Biotech Corp. ADR *	749	41,195
Parade Technologies Ltd.	1,000	38,931

		162,218

Total Common Stocks (Cost $131,326,540)		102,583,530

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.6%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $564,918; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $557,870)	$546,914	$546,914

U.S. Treasury Bills - 0.1%

2.500% due 01/26/23 ‡	100,000	98,589

Total Short-Term Investments (Cost $646,209)		645,503

TOTAL INVESTMENTS - 99.3% (Cost $134,651,297)		105,451,639

DERIVATIVES - (0.1%)		(5,099)

OTHER ASSETS & LIABILITIES, NET - 0.8%		796,881

NET ASSETS - 100.0%		$106,243,421

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.0%
Communications	17.4%
Technology	15.9%
Consumer, Non-Cyclical	10.1%
Consumer, Cyclical	9.2%
Basic Materials	7.3%
Industrial	7.1%
Energy	5.6%
Others (each less than 3.0%)	3.7%

	99.3%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.8%

	100.0%

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	34.8%
Taiwan	14.1%
India	12.5%
South Korea	11.1%
Brazil	4.7%
Saudi Arabia	4.2%
South Africa	3.3%
Others (each less than 3.0%)	14.6%

	99.3%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.8%

	100.0%

(c)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	As of June 30, 2022, an investment with a value of $98,589 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	09/22	35	$1,759,824	$1,754,725	($5,099)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$385	$-	$385	$-
	Preferred Stocks
	Brazil	1,357,532	1,357,532	-	-
	Chile	189,822	189,822	-	-
	Colombia	40,074	40,074	-	-
	South Korea	634,793	-	634,793	-

	Total Preferred Stocks	2,222,221	1,587,428	634,793	-

	Common Stocks
	Brazil	3,633,348	3,633,348	-	-
	Chile	349,685	349,685	-	-
	China	36,954,121	3,581,430	33,365,745	6,946
	Colombia	127,212	127,212	-	-
	Czech Republic	170,271	19,599	150,672	-
	Egypt	69,445	6,648	62,797	-
	Greece	270,476	-	270,476	-
	Hong Kong	238,009	-	238,009	-
	Hungary	174,288	-	174,288	-
	India	13,316,642	-	13,316,642	-
	Indonesia	1,903,785	14,116	1,889,669	-
	Kuwait	859,550	51,973	807,577	-
	Luxembourg	40,177	40,177	-	-
	Malaysia	1,528,001	225,511	1,302,490	-
	Mexico	2,203,424	2,203,424	-	-
	Peru	227,074	227,074	-	-
	Philippines	756,500	-	756,500	-
	Poland	630,895	-	630,895	-
	Qatar	1,078,418	231,240	847,178	-
	Romania	36,296	-	36,296	-
	Russia	1	-	-	1
	Saudi Arabia	4,462,183	14,474	4,447,709	-
	Singapore	28,746	-	28,746	-
	South Africa	3,526,000	690,683	2,835,317	-
	South Korea	11,180,655	-	11,180,655	-
	Taiwan	14,935,122	-	14,935,122	-
	Tanzania	100,285	-	100,285	-
	Thailand	2,003,782	18,292	1,985,490	-
	Turkey	297,813	133,048	164,765	-
	United Arab Emirates	1,319,108	-	1,319,108	-
	United States	162,218	123,287	38,931	-

	Total Common Stocks	102,583,530	11,691,221	90,885,362	6,947

	Short-Term Investments	645,503	-	645,503	-

	Total Assets	105,451,639	13,278,649	92,166,043	6,947

Liabilities	Derivatives:
	Equity Contracts
	Futures	(5,099)	(5,099)	-	-
	Due to Custodian	(9,997)	-	(9,997)	-

	Total Liabilities	(15,096)	(5,099)	(9,997)	-

	Total	$105,436,543	$13,273,550	$92,156,046	$6,947

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,770	$197,571
Henkel AG & Co. KGaA	8,523	527,408
Porsche Automobil Holding SE	7,295	485,198
Sartorius AG	1,165	408,878
Volkswagen AG	8,838	1,189,946

		2,809,001

Total Preferred Stocks (Cost $3,989,676)		2,809,001

COMMON STOCKS - 97.2%

Australia - 7.3%

Australia & New Zealand Banking Group Ltd.	134,136	2,042,986
BHP Group Ltd.	242,164	6,934,029
Coles Group Ltd.	63,941	786,880
Commonwealth Bank of Australia	81,629	5,099,896
CSL Ltd.	23,044	4,278,692
Fortescue Metals Group Ltd.	80,993	973,921
Glencore PLC *	473,043	2,562,207
Goodman Group REIT	80,450	993,375
Macquarie Group Ltd.	17,431	1,984,622
National Australia Bank Ltd.	154,686	2,933,286
Newcrest Mining Ltd.	42,614	607,088
Ramsay Health Care Ltd.	8,796	445,523
Rio Tinto Ltd.	17,753	1,266,478
Rio Tinto PLC	53,743	3,213,113
Santos Ltd.	154,187	781,756
Telstra Corp. Ltd.	196,530	522,726
Transurban Group >>	146,905	1,461,602
Wesfarmers Ltd.	54,237	1,568,750
Westpac Banking Corp.	167,460	2,258,853
Woodside Energy Group Ltd.	90,039	1,978,923
Woolworths Group Ltd.	57,964	1,423,732

		44,118,438

Austria - 0.1%

Verbund AG	3,244	318,879

Belgium - 0.6%

Anheuser-Busch InBev SA/NV	41,561	2,238,141
Groupe Bruxelles Lambert SA	4,864	407,746
KBC Group NV	12,013	675,863
UCB SA	6,024	510,469

		3,832,219

Brazil - 0.1%

Wheaton Precious Metals Corp.	21,634	779,510

Canada - 11.6%

Agnico Eagle Mines Ltd.	22,053	1,009,449
Alimentation Couche-Tard, Inc.	40,528	1,580,882
Bank of Montreal	31,003	2,981,317
Bank of Nova Scotia	58,140	3,440,883
Barrick Gold Corp.	13,874	249,399
Barrick Gold Corp. (TSE)	71,237	1,259,598
BCE, Inc.	3,474	170,758
Brookfield Asset Management, Inc. Class A	67,515	3,003,348
Canadian Imperial Bank of Commerce	43,141	2,095,047
Canadian National Railway Co.	28,453	3,200,520
Canadian Natural Resources Ltd. (TSE)	56,292	3,024,952

	Shares	Value
Canadian Pacific Railway Ltd.	44,472	$3,106,337
Cenovus Energy, Inc.	66,801	1,270,942
CGI, Inc. *	10,497	836,204
Constellation Software, Inc.	963	1,429,590
Enbridge, Inc.	96,926	4,093,301
Fairfax Financial Holdings Ltd.	1,190	630,593
Fortis, Inc.	22,649	1,070,690
Franco-Nevada Corp.	9,144	1,202,814
George Weston Ltd.	3,511	410,153
Great-West Lifeco, Inc.	13,286	324,409
Hydro One Ltd. ~	15,666	421,225
Imperial Oil Ltd.	10,875	512,659
Intact Financial Corp.	8,432	1,189,337
Loblaw Cos. Ltd.	7,986	720,241
Magna International, Inc.	13,715	753,089
Manulife Financial Corp.	92,936	1,611,507
National Bank of Canada	16,190	1,062,437
Nutrien Ltd.	26,374	2,100,372
Pembina Pipeline Corp.	26,365	931,951
Power Corp. of Canada	26,661	685,995
Restaurant Brands International, Inc.	14,085	706,548
Rogers Communications, Inc. Class B (TSE)	17,013	815,228
Royal Bank of Canada	67,741	6,559,383
Shaw Communications, Inc. Class B (TSE)	22,811	672,173
Shopify, Inc. Class A *	54,520	1,703,538
Sun Life Financial, Inc.	28,041	1,284,849
Suncor Energy, Inc.	68,467	2,402,090
TC Energy Corp.	46,928	2,430,981
TELUS Corp.	21,714	483,639
Thomson Reuters Corp.	8,179	852,657
Toronto-Dominion Bank	87,162	5,715,774

		70,006,859

China - 0.6%

BOC Hong Kong Holdings Ltd.	177,500	704,848
Budweiser Brewing Co. APAC Ltd. ~	82,000	246,057
Prosus NV *	39,675	2,569,099
Wilmar International Ltd.	91,400	266,027

		3,786,031

Denmark - 2.4%

AP Moller - Maersk AS Class A	151	350,464
AP Moller - Maersk AS Class B	255	598,637
Carlsberg AS Class B	4,782	611,153
Coloplast AS Class B	5,658	646,481
DSV AS	9,183	1,291,289
Novo Nordisk AS Class B	80,565	8,934,844
Orsted AS ~	9,068	955,077
Vestas Wind Systems AS	48,369	1,028,422

		14,416,367

Finland - 0.9%

Fortum OYJ	21,144	319,589
Kone OYJ Class B	16,316	779,826
Neste OYJ	20,292	902,608
Nokia OYJ (OMXH)	258,789	1,199,499
Nordea Bank Abp	158,348	1,398,770
Sampo OYJ Class A	23,900	1,044,457

		5,644,749

France - 9.4%

Air Liquide SA	25,014	3,366,954
Airbus SE	28,209	2,759,118
AXA SA	92,711	2,117,661
BNP Paribas SA	53,145	2,542,029
Capgemini SE	7,834	1,351,052
Cie de Saint-Gobain	23,812	1,028,898
Cie Generale des Etablissements Michelin SCA	32,520	888,152

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Credit Agricole SA	59,583	$549,293
Danone SA	31,249	1,750,012
Dassault Systemes SE	31,902	1,181,678
Electricite de France SA	27,793	228,287
Engie SA	87,455	1,012,638
EssilorLuxottica SA	14,008	2,123,789
Hermes International	1,515	1,705,022
Kering SA	3,586	1,858,361
L’Oreal SA	11,526	4,001,889
LVMH Moet Hennessy Louis Vuitton SE	13,281	8,139,628
Orange SA	95,554	1,125,968
Pernod Ricard SA	10,024	1,853,184
Safran SA	16,358	1,628,692
Sanofi	54,405	5,486,528
Sartorius Stedim Biotech	1,317	415,537
Societe Generale SA	38,045	841,163
Thales SA	5,083	624,076
TotalEnergies SE	118,607	6,243,113
Vinci SA	25,530	2,291,609

		57,114,331

Germany - 6.7%

adidas AG	8,270	1,469,008
Allianz SE	19,543	3,746,592
BASF SE	43,941	1,922,517
Bayer AG	47,003	2,806,848
Bayerische Motoren Werke AG	15,827	1,226,918
Beiersdorf AG	4,803	492,871
Continental AG	5,241	367,859
Daimler Truck Holding AG *	21,650	570,172
Deutsche Bank AG	99,027	870,219
Deutsche Boerse AG	9,089	1,526,286
Deutsche Post AG	47,411	1,790,056
Deutsche Telekom AG	155,084	3,084,504
E.ON SE	107,537	905,792
Fresenius Medical Care AG & Co. KGaA	9,771	489,538
Fresenius SE & Co. KGaA	19,947	606,622
Hannover Rueck SE	2,872	418,895
Henkel AG & Co. KGaA	5,011	307,877
Infineon Technologies AG	62,479	1,519,833
Mercedes-Benz Group AG	38,383	2,229,220
Merck KGaA	6,191	1,050,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,703	1,585,577
RWE AG	30,737	1,136,840
SAP SE	49,954	4,553,327
Siemens AG	36,599	3,762,249
Siemens Energy AG *	20,864	307,501
Siemens Healthineers AG ~	13,544	690,559
Volkswagen AG	1,446	264,451
Vonovia SE	33,451	1,034,989

		40,737,245

Hong Kong - 2.9%

AIA Group Ltd.	578,600	6,322,110
CK Asset Holdings Ltd.	95,562	678,998
CK Infrastructure Holdings Ltd.	30,000	184,288
CLP Holdings Ltd.	78,500	652,357
Hang Seng Bank Ltd.	36,400	645,041
Henderson Land Development Co. Ltd.	69,000	259,328
Hong Kong & China Gas Co. Ltd.	533,150	575,384
Hong Kong Exchanges & Clearing Ltd.	57,600	2,848,679
Jardine Matheson Holdings Ltd.	10,300	541,202
Link REIT	100,858	824,147
MTR Corp. Ltd.	74,500	390,584
Prudential PLC	131,386	1,634,341
Sun Hung Kai Properties Ltd.	69,000	816,964
Swire Properties Ltd.	56,800	141,411
Techtronic Industries Co. Ltd.	66,000	689,181

		17,204,015

	Shares	Value
Ireland - 0.5%

CRH PLC	36,622	$1,263,781
Flutter Entertainment PLC *	7,996	810,617
Kerry Group PLC Class A	7,643	730,915

		2,805,313

Israel - 0.2%

Check Point Software Technologies Ltd. *	4,940	601,593
ICL Group Ltd.	33,887	309,555
Nice Ltd. *	3,006	580,065

		1,491,213

Italy - 1.4%

Assicurazioni Generali SpA	53,072	847,707
Enel SpA	389,045	2,133,608
Eni SpA	120,713	1,431,736
Ferrari NV	6,038	1,111,219
Intesa Sanpaolo SpA	789,987	1,478,436
Snam SpA	96,153	504,454
UniCredit SpA	101,299	968,048

		8,475,208

Japan - 17.9%

Aeon Co. Ltd.	31,200	541,948
Ajinomoto Co., Inc.	22,500	548,676
Asahi Group Holdings Ltd.	21,900	720,190
Astellas Pharma, Inc.	89,100	1,390,111
Bandai Namco Holdings, Inc.	9,600	677,692
Bridgestone Corp.	27,400	998,987
Canon, Inc.	47,900	1,085,480
Central Japan Railway Co.	6,900	793,037
Chugai Pharmaceutical Co. Ltd.	32,200	823,692
Dai-ichi Life Holdings, Inc.	48,200	891,477
Daiichi Sankyo Co. Ltd.	83,800	2,131,242
Daikin Industries Ltd.	11,900	1,910,652
Daiwa House Industry Co. Ltd.	28,700	671,207
Denso Corp.	20,700	1,092,597
East Japan Railway Co.	14,500	741,663
Eisai Co. Ltd.	12,100	511,589
FANUC Corp.	9,200	1,442,001
Fast Retailing Co. Ltd.	2,800	1,470,775
FUJIFILM Holdings Corp.	17,200	924,180
Fujitsu Ltd.	9,400	1,176,202
Hitachi Ltd.	46,300	2,202,492
Honda Motor Co. Ltd.	78,000	1,880,664
Hoya Corp.	17,700	1,514,817
ITOCHU Corp.	56,900	1,535,046
Japan Post Bank Co. Ltd.	19,700	153,374
Japan Post Holdings Co. Ltd.	117,500	840,703
Japan Tobacco, Inc.	57,500	996,405
Kao Corp.	22,800	924,528
KDDI Corp.	77,200	2,434,453
Keyence Corp.	9,300	3,189,325
Kirin Holdings Co. Ltd.	39,200	619,244
Komatsu Ltd.	44,200	984,208
Kubota Corp.	48,900	732,820
Kyocera Corp.	15,300	817,882
M3, Inc.	21,200	610,241
Marubeni Corp.	75,100	673,766
Mitsubishi Corp.	60,400	1,798,783
Mitsubishi Electric Corp.	92,400	993,222
Mitsubishi Estate Co. Ltd.	56,700	821,772
Mitsubishi UFJ Financial Group, Inc.	571,900	3,059,692
Mitsui & Co. Ltd.	66,800	1,467,898
Mitsui Fudosan Co. Ltd.	43,700	938,888
Mizuho Financial Group, Inc.	115,500	1,314,957
MS&AD Insurance Group Holdings, Inc.	21,200	650,064
Murata Manufacturing Co. Ltd.	27,500	1,496,751
Nexon Co. Ltd.	23,800	488,727

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Nidec Corp.	21,400	$1,326,091
Nintendo Co. Ltd.	5,300	2,279,299
Nippon Paint Holdings Co. Ltd.	39,500	295,547
Nippon Telegraph & Telephone Corp.	57,200	1,643,536
Nissan Motor Co. Ltd.	110,600	433,177
Nitori Holdings Co. Ltd.	3,900	371,135
Nomura Holdings, Inc.	139,100	505,365
Nomura Research Institute Ltd.	16,000	429,384
NTT Data Corp.	30,100	417,572
Obic Co. Ltd.	3,300	469,280
Olympus Corp.	59,100	1,197,672
Omron Corp.	8,900	452,981
Oriental Land Co. Ltd.	9,600	1,340,658
ORIX Corp.	57,200	958,663
Otsuka Holdings Co. Ltd.	18,600	663,959
Panasonic Holdings Corp.	105,900	855,056
Rakuten Group, Inc.	41,400	187,194
Recruit Holdings Co. Ltd.	69,000	2,032,080
Renesas Electronics Corp. *	55,900	505,859
Secom Co. Ltd.	10,000	617,447
Sekisui House Ltd.	29,400	516,127
Seven & i Holdings Co. Ltd.	36,100	1,400,694
Shimano, Inc.	3,500	589,599
Shin-Etsu Chemical Co. Ltd.	17,900	2,012,155
Shionogi & Co. Ltd.	12,700	648,188
Shiseido Co. Ltd.	19,200	773,898
SMC Corp.	2,700	1,201,877
SoftBank Corp.	137,400	1,525,488
SoftBank Group Corp.	57,700	2,236,365
Sompo Holdings, Inc.	14,900	658,102
Sony Group Corp.	60,300	4,917,872
Sumitomo Corp.	54,100	735,405
Sumitomo Mitsui Financial Group, Inc.	62,500	1,857,818
Sumitomo Realty & Development Co. Ltd.	14,700	388,061
Suzuki Motor Corp.	17,700	556,451
Sysmex Corp.	8,000	482,725
Takeda Pharmaceutical Co. Ltd.	71,900	2,019,551
Terumo Corp.	30,900	934,757
Tokio Marine Holdings, Inc.	30,000	1,749,358
Tokyo Electron Ltd.	7,100	2,317,392
Toshiba Corp.	18,600	755,723
Toyota Industries Corp.	7,000	434,051
Toyota Motor Corp.	507,300	7,827,286
Toyota Tsusho Corp.	10,100	329,288
Unicharm Corp.	19,400	651,010
Z Holdings Corp.	127,700	371,361

		108,556,677

Luxembourg - 0.1%

ArcelorMittal SA	29,160	653,924

Macau - 0.1%

Galaxy Entertainment Group Ltd.	104,000	623,019
Sands China Ltd. *	115,600	278,099

		901,118

Netherlands - 4.8%

Adyen NV * ~	1,037	1,496,528
Akzo Nobel NV	8,687	568,111
ASML Holding NV	19,447	9,187,500
Heineken Holding NV	4,826	350,583
Heineken NV	12,412	1,129,760
ING Groep NV	186,767	1,839,954
Koninklijke Ahold Delhaize NV	50,053	1,302,830
Koninklijke DSM NV	8,367	1,198,577
Koninklijke Philips NV	42,292	907,101
Shell PLC	364,001	9,479,598

	Shares	Value
Universal Music Group NV	34,557	$692,385
Wolters Kluwer NV	12,570	1,218,258

		29,371,185

New Zealand - 0.1%

Xero Ltd. *	6,466	344,900

Norway - 0.6%

Aker BP ASA	15,121	523,684
DNB Bank ASA	44,598	807,382
Equinor ASA	46,758	1,629,301
Telenor ASA	33,278	444,701

		3,405,068

Portugal - 0.1%

EDP - Energias de Portugal SA	133,395	621,665

Singapore - 1.2%

DBS Group Holdings Ltd.	86,654	1,854,170
Grab Holdings Ltd. Class A *	51,697	130,793
Oversea-Chinese Banking Corp. Ltd.	162,057	1,329,361
Sea Ltd. ADR *	17,151	1,146,716
Singapore Telecommunications Ltd.	396,500	721,656
STMicroelectronics NV	32,695	1,033,981
United Overseas Bank Ltd.	56,500	1,067,405

		7,284,082

South Africa - 0.4%

Anglo American PLC	60,850	2,175,300

Spain - 2.3%

Aena SME SA * ~	3,574	456,046
Amadeus IT Group SA *	21,561	1,207,290
Banco Bilbao Vizcaya Argentaria SA	319,014	1,449,145
Banco Santander SA	829,634	2,347,377
CaixaBank SA (SIBE)	211,231	739,742
Cellnex Telecom SA ~	26,005	1,012,067
EDP Renovaveis SA	13,718	324,054
Endesa SA	15,125	286,126
Ferrovial SA	23,367	594,544
Iberdrola SA	277,405	2,888,175
Industria de Diseno Textil SA	52,262	1,187,678
Naturgy Energy Group SA	6,970	201,403
Telefonica SA	256,924	1,311,734

		14,005,381

Sweden - 2.3%

Assa Abloy AB Class B	48,009	1,024,514
Atlas Copco AB Class A	128,496	1,202,728
Atlas Copco AB Class B	74,680	625,738
EQT AB	14,091	289,613
Essity AB Class B	29,243	764,428
Evolution AB ~	8,748	800,276
H & M Hennes & Mauritz AB Class B	34,796	417,644
Hexagon AB Class B	93,255	974,427
Investor AB Class A	24,211	436,060
Investor AB Class B	86,838	1,432,111
Sandvik AB	51,003	831,201
Skandinaviska Enskilda Banken AB Class A	78,110	769,527
Svenska Handelsbanken AB Class A	69,495	596,538
Swedbank AB Class A	43,138	547,102
Telefonaktiebolaget LM Ericsson Class B	139,825	1,044,355
Telia Co. AB	126,627	486,007
Volvo AB Class A	9,552	154,691
Volvo AB Class B	72,210	1,123,543
Volvo Car AB Class B *	28,491	189,313

		13,709,816

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Switzerland - 5.6%

ABB Ltd.	78,570	$2,107,104
Alcon, Inc.	23,911	1,676,676
Chocoladefabriken Lindt & Spruengli AG	56	1,043,560
Cie Financiere Richemont SA Class A	24,973	2,686,173
Credit Suisse Group AG	127,186	725,958
Givaudan SA	442	1,557,922
Holcim AG	26,519	1,137,387
Kuehne + Nagel International AG	2,588	614,915
Lonza Group AG	3,563	1,903,131
Novartis AG	104,825	8,887,124
Partners Group Holding AG	1,087	981,666
Schindler Holding AG	3,068	557,931
SGS SA	305	699,572
Sika AG	6,960	1,606,627
Sonova Holding AG	2,570	821,324
Swisscom AG	1,234	682,551
UBS Group AG (XVTX)	168,262	2,720,246
Zurich Insurance Group AG	7,199	3,139,292

		33,549,159

United Arab Emirates - 0.0%

NMC Health PLC *	4,009	2

United Kingdom - 10.5%

Ashtead Group PLC	21,251	893,999
Associated British Foods PLC	16,974	327,523
AstraZeneca PLC	74,128	9,779,094
Aviva PLC *	135,334	662,902
BAE Systems PLC	150,428	1,522,932
Barclays PLC	801,681	1,499,109
BP PLC	931,587	4,374,262
British American Tobacco PLC	104,147	4,464,184
BT Group PLC	332,469	755,622
CK Hutchison Holdings Ltd.	129,000	875,135
Coca-Cola Europacific Partners PLC	9,775	504,488
Compass Group PLC	85,376	1,752,887
Diageo PLC	110,783	4,785,017
Experian PLC	44,153	1,296,367
HSBC Holdings PLC	969,125	6,330,830
Imperial Brands PLC	43,165	966,366
Legal & General Group PLC	286,544	837,732
Lloyds Banking Group PLC	3,396,974	1,747,765
London Stock Exchange Group PLC	15,743	1,469,005
National Grid PLC	174,393	2,241,113
Natwest Group PLC	269,571	717,534
Reckitt Benckiser Group PLC	34,184	2,571,056
RELX PLC	92,494	2,511,337
SSE PLC	51,042	1,007,331
Standard Chartered PLC	124,705	941,447
Tesco PLC	364,189	1,135,032
Unilever PLC	122,519	5,584,391
Vodafone Group PLC	1,289,015	2,004,279

		63,558,739

United States - 6.5%

Brookfield Renewable Corp. Class A	6,167	219,668
Ferguson PLC	10,463	1,172,091
GSK PLC	243,216	5,241,690
Nestle SA	134,676	15,739,945
Roche Holding AG	34,870	11,730,812
Schneider Electric SE	25,861	3,081,480
Stellantis NV	104,885	1,302,120
Swiss Re AG	14,444	1,121,114

		39,608,920

Total Common Stocks (Cost $607,488,518)		588,476,313

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp. 0.240% due 07/01/22 (Dated 06/30/22, repurchase price of $8,775,581; collateralized by U.S. Treasury Notes: 1.500% due 01/31/27 and value $8,951,074)	$8,775,523	$8,775,523

U.S. Treasury Bills - 0.0%

2.500% due 01/26/23 ‡	300,000	295,768

Total Short-Term Investments (Cost $9,073,408)		9,071,291

TOTAL INVESTMENTS - 99.1% (Cost $620,551,602)		600,356,605

DERIVATIVES - (0.0%)		(15,980)

OTHER ASSETS & LIABILITIES, NET - 0.9%		5,292,277

NET ASSETS - 100.0%		$605,632,902

Notes to Schedule of Investments

(a)	As of June 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.9%
Financial	22.5%
Consumer, Cyclical	12.0%
Industrial	10.6%
Energy	7.1%
Basic Materials	6.0%
Communications	5.4%
Technology	4.9%
Utilities	3.0%
Others (each less than 3.0%)	1.7%

	99.1%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.9%

	100.0%

(b)	As of June 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	17.9%
Canada	11.6%
United Kingdom	10.5%
France	9.4%
United States (Includes Short-Term Investments)	7.9%
Australia	7.3%
Germany	7.2%
Switzerland	5.6%
Netherlands	4.8%
Others (each less than 3.0%)	16.9%

	99.1%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.9%

	100.0%

(c)	As of June 30, 2022, an investment with a value of $295,768 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	09/22	133	$12,321,398	$12,346,390	$24,992
S&P/TSX 60 Index	09/22	7	1,283,592	1,242,620	(40,972)

Total Futures Contracts					($15,980)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,809,001	$-	$2,809,001	$-
	Common Stocks
	Australia	44,118,438	-	44,118,438	-
	Austria	318,879	-	318,879	-
	Belgium	3,832,219	-	3,832,219	-
	Brazil	779,510	779,510	-	-
	Canada	70,006,859	70,006,859	-	-
	China	3,786,031	-	3,786,031	-
	Denmark	14,416,367	-	14,416,367	-
	Finland	5,644,749	-	5,644,749	-
	France	57,114,331	-	57,114,331	-
	Germany	40,737,245	-	40,737,245	-
	Hong Kong	17,204,015	-	17,204,015	-
	Ireland	2,805,313	-	2,805,313	-
	Israel	1,491,213	601,593	889,620	-
	Italy	8,475,208	-	8,475,208	-
	Japan	108,556,677	-	108,556,677	-
	Luxembourg	653,924	-	653,924	-
	Macau	901,118	-	901,118	-
	Netherlands	29,371,185	-	29,371,185	-
	New Zealand	344,900	-	344,900	-
	Norway	3,405,068	-	3,405,068	-
	Portugal	621,665	-	621,665	-
	Singapore	7,284,082	1,277,509	6,006,573	-
	South Africa	2,175,300	-	2,175,300	-
	Spain	14,005,381	-	14,005,381	-
	Sweden	13,709,816	-	13,709,816	-
	Switzerland	33,549,159	524,276	33,024,883	-
	United Arab Emirates	2	-	2	-
	United Kingdom	63,558,739	504,488	63,054,251	-
	United States	39,608,920	219,668	39,389,252	-

	Total Common Stocks	588,476,313	73,913,903	514,562,410	-

	Short-Term Investments	9,071,291	-	9,071,291	-
	Derivatives:
	Equity Contracts
	Futures	24,992	24,992	-	-

	Total Assets	600,381,597	73,938,895	526,442,702	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(40,972)	(40,972)	-	-

	Total Liabilities	(40,972)	(40,972)	-	-

	Total	$600,340,625	$73,897,923	$526,442,702	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-300 and A-301

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2022 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2022. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2022.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2022.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).
f	All or a portion of this senior loan is unfunded as of June 30, 2022. The interest rate for fully unfunded terms loans is to be determined.

Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBOE	Chicago Board of Options Exchange
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House

MSC	Morgan Stanley
OCC	Options Clearing Corp
RBC	Royal Bank of Scotland
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank
UBS	UBS
SGN	Societe Generale

Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2022 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2022 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Intermediate Bond Portfolio
ASSETS
Investments, at value (excluding derivatives)	$485,505,013	$3,662,569,129	$814,364,508	$1,060,910,460	$834,434,010	$961,308,562
Cash	49,344	86,326,555	-	2,456,818	99,961	262,232
Cash (segregated for derivative investments)	-	18,899,904	-	-	3,969,000	-
Foreign currency held, at value	-	46,668,351	-	-	2,415,128	3
Receivables:
Dividends and interest	3,742,040	25,516,482	4,215,487	18,059,011	2,086,969	4,339,631
Fund shares sold	1,992	5,663	4,214	12,857	1,842	4,105
Securities sold	15,125,590	160,458,902	9,483,761	1,487,912	390,219,745	46,780
Swap agreements	-	52,218	-	-	961	-
Variation margin on futures contracts	-	12,011,543	-	-	-	-
Variation margin on swap agreements	-	-	-	-	341,131	-
Forward foreign currency contracts appreciation	-	6,927,195	-	-	3,221,397	-
Outstanding purchased options, at value	-	1,123,483	-	-	3,537,772	-
Prepaid expenses and other assets	3,105	23,086	2,592	6,366	27,659	5,861
Total Assets	504,427,084	4,020,582,511	828,070,562	1,082,933,424	1,240,355,575	965,967,174
LIABILITIES
Payables:
Fund shares redeemed	336,284	2,717,102	936,168	285,827	635,847	883,191
Securities purchased	26,824,053	278,051,303	57,193,181	11,301,484	40,996,012	27,425,581
Sale-buyback financing transactions	-	-	-	-	469,622,459	-
Due to custodian	-	-	819,505	-	-	-
Due to broker	-	-	-	-	2,425,000	-
Variation margin on futures contracts	-	-	-	-	1,647,151	-
Variation margin on swap agreements	-	48,999,169	-	-	-	-
Accrued advisory fees	199,000	1,216,630	422,720	365,242	242,335	310,328
Accrued service fees	1,410	20,782	8,166	7,799	9,737	125
Accrued support service expenses	10,776	77,344	6,203	20,876	9,117	21,328
Accrued custodian and portfolio accounting fees	82,229	603,833	110,816	98,587	87,030	102,819
Accrued shareholder report expenses	3,695	28,531	4,522	8,042	3,924	4,827
Accrued trustees’ fees and deferred compensation	10,198	143,999	22,350	46,137	32,165	10,504
Accrued dividends and interest	-	-	-	-	14	-
Accrued other	15,720	107,792	62,227	31,044	14,131	28,747
Forward foreign currency contracts depreciation	-	13,174,909	-	-	487,594	-
Outstanding options written, at value	-	5,864,964	-	-	5,051,173	-
Swap agreements depreciation	-	-	-	-	1,000,465	-
Total Liabilities	27,483,365	351,006,358	59,585,858	12,165,038	522,264,154	28,787,450
NET ASSETS	$476,943,719	$3,669,576,153	$768,484,704	$1,070,768,386	$718,091,421	$937,179,724
NET ASSETS CONSIST OF:
Paid-in capital	$428,249,123	$2,882,775,329	$686,897,693	$740,600,711	$728,625,354	$1,050,688,647
Undistributed/accumulated earnings (deficit)	48,694,596	786,800,824	81,587,011	330,167,675	(10,533,933)	(113,508,923)
NET ASSETS	$476,943,719	$3,669,576,153	$768,484,704	$1,070,768,386	$718,091,421	$937,179,724
Class I Shares:
Net Assets	$42,950,281	$634,340,003	$245,016,871	$233,959,615	$293,001,784	$3,927,403
Shares outstanding, $.001 par value (unlimited shares authorized)	3,824,904	63,105,735	18,768,664	27,346,371	24,414,339	437,745
Net Asset Value Per Share	$11.23	$10.05	$13.05	$8.56	$12.00	$8.97
Class P Shares:
Net Assets	$433,993,438	$3,035,236,150	$523,467,833	$836,808,771	$425,089,637	$933,252,321
Shares outstanding, $.001 par value (unlimited shares authorized)	38,100,368	222,301,576	39,381,604	88,786,616	30,999,977	103,881,713
Net Asset Value Per Share	$11.39	$13.65	$13.29	$9.42	$13.71	$8.98

Investments, at cost (excluding derivatives)	$540,605,716	$4,112,594,063	$862,656,712	$1,214,312,927	$892,606,656	$1,073,291,403
Foreign currency held, at cost	-	48,841,360	-	-	3,145,208	3
Outstanding purchased options, at cost	-	627,514	-	-	1,239,989	-
Premiums received from outstanding options written	-	5,093,347	-	-	1,473,169	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$2,633,278,347	$1,258,607,838	$219,824,157	$1,321,355,234	$3,602,040,288	$891,352,166
Cash	26,521,495	2,183,808	6,452,016	6,432	51,886	-
Cash (segregated for derivative investments)	22,063,000	-	620,000	-	1,739,400	-
Foreign currency held, at value	6,894,405	-	1,274,796	-	-	-
Receivables:
Dividends and interest	11,085,846	6,106,843	4,961,846	1,774,148	2,849,351	386,555
Fund shares sold	7,985	21,473	14,795	27,987	304,755	295,134
Securities sold	661,274,607	-	6,798,944	1,568,584	-	10,057,988
Variation margin on futures contracts	-	-	2,853,970	-	-	-
Variation margin on swap agreements	-	-	-	-	-	-
Forward foreign currency contracts appreciation	5,287,114	-	324,891	-	-	-
Outstanding purchased options, at value	101,536	-	-	-	-	-
Prepaid expenses and other assets	35,782	7,209	5,160	8,750	22,347	4,589
Total Assets	3,366,550,117	1,266,927,171	243,130,575	1,324,741,135	3,607,008,027	902,096,432
LIABILITIES
Payables:
Fund shares redeemed	1,932,120	1,893,339	14,214	244,255	306,593	34,610
Securities purchased	1,164,294,547	14,426,980	1,938,014	1,194,151	-	-
Securities sold short, at value	37,768,640	-	-	-	-	-
Due to broker	5,013,000	-	-	-	-	-
Swap agreements	417	-	63	-	-	-
Variation margin on futures contracts	2,756,333	1,144,624	-	-	260,360	-
Variation margin on swap agreements	20,848,808	-	5,488,903	-	-	-
Accrued advisory fees	675,978	415,177	149,513	724,028	152,716	553,203
Accrued service fees	23,769	15,109	729	17,908	102,633	7,403
Accrued support service expenses	46,479	24,319	8,937	28,704	70,349	11,530
Accrued custodian and portfolio accounting fees	255,206	132,102	116,540	103,754	224,663	60,299
Accrued shareholder report expenses	19,438	10,136	2,258	9,467	23,764	3,033
Accrued trustees’ fees and deferred compensation	133,418	63,046	18,372	50,788	122,509	9,810
Accrued dividends and interest	74,049	-	-	-	-	3
Accrued other	68,833	34,747	12,114	41,866	99,136	18,032
Forward foreign currency contracts depreciation	5,875,853	-	1,102,013	-	-	-
Outstanding options written, at value	3,005,862	-	-	-	-	-
Swap premiums received	946,260	-	-	-	-	-
Swap agreements depreciation	761,640	-	-	-	-	-
Total Liabilities	1,244,500,650	18,159,579	8,851,670	2,414,921	1,362,723	697,923
NET ASSETS	$2,122,049,467	$1,248,767,592	$234,278,905	$1,322,326,214	$3,605,645,304	$901,398,509
NET ASSETS CONSIST OF:
Paid-in capital	$1,417,322,883	$1,166,489,763	$183,400,747	$242,429,053	$246,769,562	$1,104,145,652
Undistributed/accumulated earnings (deficit)	704,726,584	82,277,829	50,878,158	1,079,897,161	3,358,875,742	(202,747,143)
NET ASSETS	$2,122,049,467	$1,248,767,592	$234,278,905	$1,322,326,214	$3,605,645,304	$901,398,509
Class I Shares:
Net Assets	$726,736,981	$458,819,064	$21,731,152	$537,516,068	$3,044,625,810	$216,533,809
Shares outstanding, $.001 par value (unlimited shares authorized)	55,506,437	44,590,795	2,051,441	17,262,562	31,974,689	5,243,770
Net Asset Value Per Share	$13.09	$10.29	$10.59	$31.14	$95.22	$41.29
Class P Shares:
Net Assets	$1,395,312,486	$789,948,528	$212,547,753	$784,810,146	$561,019,494	$684,864,700
Shares outstanding, $.001 par value (unlimited shares authorized)	95,988,529	73,339,614	19,671,301	22,810,695	5,665,130	16,197,272
Net Asset Value Per Share	$14.54	$10.77	$10.80	$34.41	$99.03	$42.28

Investments, at cost (excluding derivatives)	$2,799,321,097	$1,304,907,997	$280,914,060	$983,719,975	$2,271,869,044	$1,097,337,030
Foreign currency held, at cost	6,897,584	-	1,266,842	-	-	-
Proceeds from securities sold short	37,543,098	-	-	-	-	-
Outstanding purchased options, at cost	60,720	-	-	-	-	-
Premiums received from outstanding options written	3,242,617	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	Growth Portfolio	Hedged Equity Portfolio	Large-Cap Core Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Mid-Cap Equity Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,255,141,338	$100,918,621	$1,039,423,189	$842,347,392	$1,113,632,636	$601,461,808
Cash	8,549	2,451	71,496	-	-	-
Cash (segregated for derivative investments)	-	178,000	683,000	-	-	-
Receivables:
Dividends and interest	348,388	95,018	976,799	288,611	1,897,465	282,635
Fund shares sold	235,667	651,121	210,477	290,860	5,381	39,696
Securities sold	7,922,069	15,072,754	4,617,931	-	-	9,399,800
Outstanding purchased options, at value	-	3,205,135	-	-	-	-
Prepaid expenses and other assets	12,387	431	5,660	5,554	6,688	3,987
Total Assets	1,263,668,398	120,123,531	1,045,988,552	842,932,417	1,115,542,170	611,187,926
LIABILITIES
Payables:
Fund shares redeemed	71,220	423	662	10	1,307,875	16,812
Securities purchased	7,701,729	13,732,417	3,488,140	-	-	2,252,970
Variation margin on futures contracts	-	5,804	96,737	-	-	-
Accrued advisory fees	583,445	48,951	396,567	481,330	579,228	341,336
Accrued service fees	22,575	3,320	17,979	10,038	13,445	12,475
Accrued support service expenses	32,657	1,261	16,864	17,481	20,865	13,071
Accrued custodian and portfolio accounting fees	127,287	46,880	69,358	82,262	78,581	56,862
Accrued shareholder report expenses	11,591	658	7,150	8,043	9,099	6,165
Accrued trustees’ fees and deferred compensation	72,920	104	73,195	49,664	72,175	36,187
Accrued dividends and interest	41	-	-	7	-	-
Accrued offering expenses	-	22,365	-	-	-	-
Accrued other	48,152	2,739	51,504	27,957	31,875	19,868
Outstanding options written, at value	-	3,096,728	-	-	-	-
Total Liabilities	8,671,617	16,961,650	4,218,156	676,792	2,113,143	2,755,746
NET ASSETS	$1,254,996,781	$103,161,881	$1,041,770,396	$842,255,625	$1,113,429,027	$608,432,180
NET ASSETS CONSIST OF:
Paid-in capital	($180,893,190)	$109,155,958	$207,081,055	($687,965,317)	($986,160,418)	$1,596,945,039
Undistributed/accumulated earnings (deficit)	1,435,889,971	(5,994,077)	834,689,341	1,530,220,942	2,099,589,445	(988,512,859)
NET ASSETS	$1,254,996,781	$103,161,881	$1,041,770,396	$842,255,625	$1,113,429,027	$608,432,180
Class I Shares:
Net Assets	$667,339,332	$101,773,270	$533,747,982	$294,978,337	$401,522,403	$369,997,804
Shares outstanding, $.001 par value (unlimited shares authorized)	14,550,749	10,654,859	9,942,211	18,077,357	13,649,911	13,127,834
Net Asset Value Per Share	$45.86	$9.55	$53.69	$16.32	$29.42	$28.18
Class P Shares:
Net Assets	$587,657,449	$1,388,611	$508,022,414	$547,277,288	$711,906,624	$238,434,376
Shares outstanding, $.001 par value (unlimited shares authorized)	11,791,101	145,037	8,443,667	28,292,148	21,902,691	6,819,385
Net Asset Value Per Share	$49.84	$9.57	$60.17	$19.34	$32.50	$34.96

Investments, at cost (excluding derivatives)	$1,048,062,896	$113,732,857	$1,080,426,724	$772,829,548	$839,908,988	$656,224,518
Outstanding purchased options, at cost	-	3,241,181	-	-	-	-
Premiums received from outstanding options written	-	3,140,037	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio
ASSETS
Investments, at value (excluding derivatives)	$805,698,211	$648,619,528	$297,451,898	$258,595,307	$649,521,730	$408,008,327
Cash	-	17,629	80,924	6,406	738,041	3,532
Cash (segregated for derivative investments)	-	-	94,800	-	639,600	-
Foreign currency held, at value	-	-	10,616	-	1,434	-
Receivables:
Dividends and interest	192,971	716,364	396,001	150,677	663,147	281,518
Fund shares sold	433,733	15,848	10,474	175,205	310,275	42,322
Securities sold	182,879	5,593,225	43,605	-	3,741	630,988
Prepaid expenses and other assets	5,797	4,295	2,329	1,365	4,071	3,075
Total Assets	806,513,591	654,966,889	298,090,647	258,928,960	651,882,039	408,969,762
LIABILITIES
Payables:
Fund shares redeemed	13,541	87,623	110,532	3,745	6	1,280,987
Securities purchased	924,873	5,408,872	141,677	-	314,687	3,345,683
Variation margin on futures contracts	-	-	11,482	-	77,304	-
Accrued advisory fees	464,698	390,295	168,627	132,274	166,716	262,153
Accrued service fees	11,704	4,260	2,916	4,900	17,128	6,694
Accrued support service expenses	18,073	13,336	7,544	4,028	13,223	9,772
Accrued custodian and portfolio accounting fees	80,397	57,368	69,110	31,970	76,139	47,754
Accrued shareholder report expenses	6,446	6,635	2,433	1,546	5,413	3,369
Accrued trustees’ fees and deferred compensation	32,538	27,632	16,635	13,328	34,485	19,443
Accrued dividends and interest	-	-	-	5	-	-
Accrued other	27,940	20,176	19,650	7,371	30,801	14,827
Outstanding options written, at value	1,445,350	-	-	-	-	-
Other liabilities	-	-	61	-	-	-
Total Liabilities	3,025,560	6,016,197	550,667	199,167	735,902	4,990,682
NET ASSETS	$803,488,031	$648,950,692	$297,539,980	$258,729,793	$651,146,137	$403,979,080
NET ASSETS CONSIST OF:
Paid-in capital	($96,398,246)	($659,934,795)	($122,419,474)	$167,108,492	$171,285,985	$75,044,832
Undistributed/accumulated earnings (deficit)	899,886,277	1,308,885,487	419,959,454	91,621,301	479,860,152	328,934,248
NET ASSETS	$803,488,031	$648,950,692	$297,539,980	$258,729,793	$651,146,137	$403,979,080
Class I Shares:
Net Assets	$341,609,577	$127,054,417	$86,657,601	$143,726,304	$508,094,069	$198,669,994
Shares outstanding, $.001 par value (unlimited shares authorized)	15,893,581	5,402,020	3,482,340	6,311,042	18,880,655	8,074,217
Net Asset Value Per Share	$21.49	$23.52	$24.88	$22.77	$26.91	$24.61
Class P Shares:
Net Assets	$461,878,454	$521,896,275	$210,882,379	$115,003,489	$143,052,068	$205,309,086
Shares outstanding, $.001 par value (unlimited shares authorized)	19,470,440	14,902,950	6,454,518	4,254,432	5,209,894	6,806,935
Net Asset Value Per Share	$23.72	$35.02	$32.67	$27.03	$27.46	$30.16

Investments, at cost (excluding derivatives)	$830,173,492	$555,934,218	$350,580,596	$344,208,346	$628,332,906	$474,749,154
Foreign currency held, at cost	-	-	10,596	-	1,501	-
Premiums received from outstanding options written	1,127,770	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Growth Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio
ASSETS
Investments, at value (excluding derivatives)	$923,691,283	$767,543,326	$721,766,343	$512,848,875	$1,042,451,738	$316,780,701
Cash	711,847	-	45	3,287,794	77,393	132,991
Foreign currency held, at value	135	-	1,598,238	5,483,336	403,535	1,039,472
Receivables:
Dividends and interest	2,112,962	964,919	2,501,750	1,202,860	10,520,485	2,002,670
Fund shares sold	27,281	12,428	121,056	3,829	194,287	22,905
Securities sold	3,488,143	1,458,741	1,077,400	1,421,677	-	219,278
Forward foreign currency contracts appreciation	294,265	-	-	-	-	-
Prepaid expenses and other assets	6,024	5,156	11,701	13,321	13,513	2,852
Total Assets	930,331,940	769,984,570	727,076,533	524,261,692	1,053,660,951	320,200,869
LIABILITIES
Payables:
Fund shares redeemed	131,886	40,012	225,893	39,906	47,279	21,521
Securities purchased	3,189,122	3,815,194	777,931	1,775,034	-	340,771
Accrued advisory fees	498,831	429,633	486,590	323,112	666,277	229,097
Accrued service fees	7,729	3,443	10,820	35	17,397	2,490
Accrued support service expenses	18,635	16,500	19,860	12,329	18,194	3,797
Accrued custodian and portfolio accounting fees	91,522	66,849	337,326	163,178	141,313	80,383
Accrued shareholder report expenses	6,735	6,605	10,244	5,642	11,143	-
Accrued trustees’ fees and deferred compensation	40,245	25,724	63,286	2,691	65,816	24,798
Accrued foreign capital gains tax	-	-	1,688,989	-	450,911	-
Accrued dividends and interest	-	-	-	-	31	-
Accrued offering expenses	-	-	-	11,035	-	-
Accrued other	27,082	24,578	30,906	19,505	31,378	6,437
Forward foreign currency contracts depreciation	56,065	-	-	-	-	-
Other liabilities	2	-	617	-	256	155
Total Liabilities	4,067,854	4,428,538	3,652,462	2,352,467	1,449,995	709,449
NET ASSETS	$926,264,086	$765,556,032	$723,424,071	$521,909,225	$1,052,210,956	$319,491,420
NET ASSETS CONSIST OF:
Paid-in capital	$83,303,232	($182,147,265)	$51,681,229	$708,191,063	($23,425,192)	($160,826,849)
Undistributed/accumulated earnings (deficit)	842,960,854	947,703,297	671,742,842	(186,281,838)	1,075,636,148	480,318,269
NET ASSETS	$926,264,086	$765,556,032	$723,424,071	$521,909,225	$1,052,210,956	$319,491,420
Class I Shares:
Net Assets	$231,955,918	$102,883,702	$326,465,181	$1,048,063	$520,891,361	$74,526,377
Shares outstanding, $.001 par value (unlimited shares authorized)	12,804,796	4,632,517	19,726,840	142,011	47,066,547	6,967,023
Net Asset Value Per Share	$18.11	$22.21	$16.55	$7.38	$11.07	$10.70
Class P Shares:
Net Assets	$694,308,168	$662,672,330	$396,958,890	$520,861,162	$531,319,595	$244,965,043
Shares outstanding, $.001 par value (unlimited shares authorized)	33,280,052	29,296,302	23,005,124	70,481,069	44,350,280	16,497,773
Net Asset Value Per Share	$20.86	$22.62	$17.26	$7.39	$11.98	$14.85

Investments, at cost (excluding derivatives)	$951,223,493	$621,203,942	$850,488,210	$673,071,251	$971,276,149	$390,117,690
Foreign currency held, at cost	1,720	-	1,516,337	5,503,764	402,891	1,036,533

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	ESG Diversified Portfolio	ESG Diversified Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$933,233,787	$419,924,992	$480,403,613	$209,798,928	$15,292,838	$10,442,194
Investments in affiliated mutual funds, at value	-	-	-	-	2,215,052	591,177
Cash	-	20,195	-	2,868	-	-
Foreign currency held, at value	1,649,233	7,048	-	-	-	-
Receivables:
Dividends and interest	8,258,607	431,836	2,295,038	17,543	9,593	2,771
Fund shares sold	5,798	1,900	74,187	310,148	-	-
Securities sold	5,025,538	691,040	169,801	-	459	54
Due from adviser	-	-	-	-	3,296	3,923
Prepaid expenses and other assets	11,464	2,391	4,804	4,065	124	84
Total Assets	948,184,427	421,079,402	482,947,443	210,133,552	17,521,362	11,040,203
LIABILITIES
Payables:
Fund shares redeemed	339,277	212,082	-	212,648	432	36
Securities purchased	5,601,553	1,940,232	339,074	-	9,594	2,771
Due to custodian	4,342	-	-	-	-	-
Accrued advisory fees	531,781	305,194	300,527	162,846	2,864	1,853
Accrued service fees	9,205	13,829	7,724	7,173	579	363
Accrued support service expenses	11,315	7,516	8,300	4,459	297	241
Accrued custodian and portfolio accounting fees	143,205	43,328	40,977	34,269	22,177	34,817
Accrued shareholder report expenses	9,063	2,760	3,551	1,533	-	92
Accrued trustees’ fees and deferred compensation	50,769	14,373	23,202	7,273	67	47
Accrued dividends and interest	-	-	-	8	-	-
Accrued offering expenses	-	-	-	-	22,475	11,152
Accrued other	21,014	12,524	13,566	7,594	2,598	2,546
Forward foreign currency contracts depreciation	-	37,614	-	-	-	-
Other liabilities	222	3	-	-	-	-
Total Liabilities	6,721,746	2,589,455	736,921	437,803	61,083	53,918
NET ASSETS	$941,462,681	$418,489,947	$482,210,522	$209,695,749	$17,460,279	$10,986,285
NET ASSETS CONSIST OF:
Paid-in capital	$1,752,686,085	($38,917,700)	$380,550,702	$116,307,479	$19,780,111	$13,370,276
Undistributed/accumulated earnings (deficit)	(811,223,404)	457,407,647	101,659,820	93,388,270	(2,319,832)	(2,383,991)
NET ASSETS	$941,462,681	$418,489,947	$482,210,522	$209,695,749	$17,460,279	$10,986,285
Class I Shares:
Net Assets	$273,905,587	$416,979,994	$231,670,187	$208,705,950	$17,357,147	$10,813,986
Shares outstanding, $.001 par value (unlimited shares authorized)	21,159,322	7,263,596	7,301,469	18,393,412	1,957,799	1,320,835
Net Asset Value Per Share	$12.94	$57.41	$31.73	$11.35	$8.87	$8.19
Class P Shares:
Net Assets	$667,557,094	$1,509,953	$250,540,335	$989,799	$103,132	$172,299
Shares outstanding, $.001 par value (unlimited shares authorized)	45,709,986	23,838	7,516,573	68,423	11,605	21,016
Net Asset Value Per Share	$14.60	$63.34	$33.33	$14.47	$8.89	$8.20

Investments, at cost (excluding derivatives)	$933,434,789	$369,726,491	$457,383,513	$197,029,771	$17,306,220	$12,638,926
Investments in affiliated mutual funds, at cost	-	-	-	-	2,499,419	666,600
Foreign currency held, at cost	1,647,440	7,021	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	PSF DFA Balanced Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio
ASSETS
Investments, at value (excluding derivatives)	$328,350,671	$-	$-	$-	$-	$-
Investments in affiliated mutual funds, at value	-	546,184,337	2,430,784,891	1,650,339,381	1,240,538,811	1,767,978,282
Receivables:
Dividends and interest	1,395,636	-	-	-	-	-
Fund shares sold	12,716	16,466	3,674,358	3,448,157	117,353	-
Securities sold	347,290	488,366	-	-	-	1,209,678
Due from adviser	-	14,745	19,724	19,485	-	-
Prepaid expenses and other assets	2,336	3,857	17,489	11,193	8,741	12,843
Total Assets	330,108,649	546,707,771	2,434,496,462	1,653,818,216	1,240,664,905	1,769,200,803
LIABILITIES
Payables:
Fund shares redeemed	359,442	503,893	14,900	18,704	11,840	1,206,584
Securities purchased	1,395,636	-	3,655,227	3,426,716	103,388	-
Accrued advisory fees	55,124	91,723	409,181	277,494	102,936	148,536
Accrued distribution fees	2,714	-	-	-	-	-
Accrued service fees	10,857	17,974	79,956	54,518	40,734	58,586
Accrued support service expenses	6,393	10,725	47,599	29,908	24,895	35,614
Accrued custodian and portfolio accounting fees	26,079	26,628	26,370	27,122	31,873	32,691
Accrued shareholder report expenses	1,894	4,065	17,810	8,579	10,511	15,863
Accrued trustees’ fees and deferred compensation	4,052	12,976	54,206	22,533	45,554	70,233
Accrued other (1)	11,130	16,924	65,031	40,392	35,560	50,199
Total Liabilities	1,873,321	684,908	4,370,280	3,905,966	407,291	1,618,306
NET ASSETS	$328,235,328	$546,022,863	$2,430,126,182	$1,649,912,250	$1,240,257,614	$1,767,582,497
NET ASSETS CONSIST OF:
Paid-in capital	$282,133,806	$342,929,146	$1,372,749,347	$1,262,369,695	$446,686,449	$137,984,857
Undistributed/accumulated earnings (deficit)	46,101,522	203,093,717	1,057,376,835	387,542,555	793,571,165	1,629,597,640
NET ASSETS	$328,235,328	$546,022,863	$2,430,126,182	$1,649,912,250	$1,240,257,614	$1,767,582,497
Class D Shares:
Net Assets	$326,163,241
Shares outstanding, $.001 par value (unlimited shares authorized)	22,900,563
Net Asset Value Per Share	$14.24
Class I Shares:
Net Assets		$541,371,290	$2,401,234,070	$1,630,189,999	$1,240,057,252	$1,767,329,130
Shares outstanding, $.001 par value (unlimited shares authorized)		30,553,991	103,392,084	60,656,743	93,324,774	117,259,390
Net Asset Value Per Share		$17.72	$23.22	$26.88	$13.29	$15.07
Class P Shares:
Net Assets	$2,072,087	$4,651,573	$28,892,112	$19,722,251	$200,362	$253,367
Shares outstanding, $.001 par value (unlimited shares authorized)	144,501	261,129	1,237,312	729,888	14,998	16,721
Net Asset Value Per Share	$14.34	$17.81	$23.35	$27.02	$13.36	$15.15

Investments, at cost (excluding derivatives)	$349,865,062	$-	$-	$-	$-	$-
Investments in affiliated mutual funds, at cost	-	525,065,848	2,196,856,915	1,580,937,546	1,249,214,970	1,687,908,839

(1)	Accrued other for the Portfolio Optimization Conservative Portfolio includes $20,627 in accrued audit fees.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio
ASSETS
Investments, at value (excluding derivatives)	$-	$-	$-	$181,646,584	$1,107,665,089	$359,891,297
Investments in affiliated mutual funds, at value	7,453,900,816	6,726,127,238	1,574,961,401	-	-	-
Cash	-	-	-	-	-	74,381
Foreign currency held, at value	-	-	-	-	-	6
Receivables:
Dividends and interest	-	-	-	1,207,707	5,354,555	6,567,644
Fund shares sold	-	10,150	2,814	-	-	-
Securities sold	3,341,720	1,746,804	227,589	3,373,816	759,227	-
Prepaid expenses and other assets	54,685	49,873	11,708	1,151	5,954	2,613
Total Assets	7,457,297,221	6,727,934,065	1,575,203,512	186,229,258	1,113,784,825	366,535,941
LIABILITIES
Payables:
Fund shares redeemed	3,328,549	1,744,950	227,585	57,596	424,152	-
Securities purchased	-	-	-	7,524,852	26,633,819	2,890,735
Due to custodian	-	-	-	248,943	-	-
Accrued advisory fees	627,993	568,917	133,711	25,267	126,632	55,297
Accrued service fees	247,732	224,429	52,720	-	-	-
Accrued support service expenses	150,058	134,829	31,231	3,995	19,791	9,183
Accrued custodian and portfolio accounting fees	33,079	31,856	31,961	48,818	228,731	109,259
Accrued shareholder report expenses	65,830	57,775	13,270	1,570	7,516	2,617
Accrued trustees’ fees and deferred compensation	272,191	232,701	51,717	4,504	22,356	7,903
Accrued other	203,440	183,966	45,107	5,522	25,299	11,927
Total Liabilities	4,928,872	3,179,423	587,302	7,921,067	27,488,296	3,086,921
NET ASSETS	$7,452,368,349	$6,724,754,642	$1,574,616,210	$178,308,191	$1,086,296,529	$363,449,020
NET ASSETS CONSIST OF:
Paid-in capital	($4,633,917)	($736,568,453)	($165,509,317)	$163,843,559	$1,006,621,357	$293,900,262
Undistributed/accumulated earnings (deficit)	7,457,002,266	7,461,323,095	1,740,125,527	14,464,632	79,675,172	69,548,758
NET ASSETS	$7,452,368,349	$6,724,754,642	$1,574,616,210	$178,308,191	$1,086,296,529	$363,449,020
Class I Shares:
Net Assets	$7,450,778,465	$6,721,576,457	$1,573,435,604
Shares outstanding, $.001 par value (unlimited shares authorized)	444,977,093	364,395,951	81,948,449
Net Asset Value Per Share	$16.74	$18.45	$19.20
Class P Shares:
Net Assets	$1,589,884	$3,178,185	$1,180,606	$178,308,191	$1,086,296,529	$363,449,020
Shares outstanding, $.001 par value (unlimited shares authorized)	94,446	171,382	61,161	16,262,488	86,884,418	22,194,391
Net Asset Value Per Share	$16.83	$18.54	$19.30	$10.96	$12.50	$16.38

Investments, at cost	$-	$-	$-	$188,882,034	$1,210,495,939	$414,844,811
Investments in affiliated mutual funds, at cost	6,944,714,225	6,080,932,816	1,400,215,152	-	-	-
Foreign currency held, at cost	-	-	-	-	-	6

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

	PD Large- Cap Growth Index Portfolio	PD Large- Cap Value Index Portfolio	PD Mid-Cap Index Portfolio	PD Small- Cap Growth Index Portfolio	PD Small- Cap Value Index Portfolio	PD Emerging Markets Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$836,810,786	$846,346,461	$395,066,305	$68,022,007	$133,964,612	$105,451,639
Cash	5,423	17,462	-	110,549	76,601	-
Cash (segregated for derivative investments)	444,000	426,000	179,000	54,000	103,400	24,258
Foreign currency held, at value	-	-	-	-	-	548,326
Receivables:
Dividends and interest	302,075	1,009,310	435,403	18,611	227,760	551,193
Fund shares sold	3,459,290	1,229,899	1,250,821	36,597	463,215	-
Securities sold	-	-	-	542	2,315,854	694,981
Variation margin on futures contracts	-	-	153,332	-	-	-
Prepaid expenses and other assets	3,960	4,308	2,844	670	1,084	4,423
Total Assets	841,025,534	849,033,440	397,087,705	68,242,976	137,152,526	107,274,820
LIABILITIES
Payables:
Fund shares redeemed	-	-	-	-	-	6,619
Securities purchased	298,416	356,137	445,121	83,446	2,878,822	695,333
Due to custodian	-	-	157,674	-	-	9,997
Variation margin on futures contracts	88,612	65,723	-	6,422	12,834	14,695
Accrued advisory fees	89,635	91,104	45,473	7,993	16,162	14,964
Accrued support service expenses	11,496	12,540	9,779	2,385	3,617	4,847
Accrued custodian and portfolio accounting fees	56,899	61,743	52,435	37,906	44,655	224,391
Accrued shareholder report expenses	4,638	4,903	2,600	577	944	1,640
Accrued trustees’ fees and deferred compensation	13,978	15,111	4,523	2,594	3,699	5,563
Accrued foreign capital gains tax	-	-	-	-	-	28,331
Accrued dividends and interest	-	-	-	-	-	597
Accrued other (1)	49,553	50,501	40,876	8,010	11,473	24,422
Total Liabilities	613,227	657,762	758,481	149,333	2,972,206	1,031,399
NET ASSETS	$840,412,307	$848,375,678	$396,329,224	$68,093,643	$134,180,320	$106,243,421
NET ASSETS CONSIST OF:
Paid-in capital	$117,489,916	$321,388,117	$364,390,909	$10,207,398	$50,509,719	$59,725,665
Undistributed/accumulated earnings (deficit)	722,922,391	526,987,561	31,938,315	57,886,245	83,670,601	46,517,756
NET ASSETS	$840,412,307	$848,375,678	$396,329,224	$68,093,643	$134,180,320	$106,243,421
Shares outstanding, $.001 par value (unlimited shares authorized)	14,223,717	22,484,574	36,759,099	2,043,981	4,463,475	6,276,762
Net Asset Value Per Share	$59.09	$37.73	$10.78	$33.31	$30.06	$16.93

Investments, at cost (excluding derivatives)	$753,249,509	$786,284,807	$422,002,561	$84,142,829	$159,743,715	$134,651,297
Foreign currency held, at cost	-	-	-	-	-	545,175

(1)	Accrued other for the PD Large-Cap Growth Index and PD Large-Cap Value Index Portfolios includes $35,599 and $36,469 of accrued licensing fees, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2022 (Unaudited)

PD International Large-Cap Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$600,356,605
Cash	32,194
Cash (segregated for derivative investments)	468,184
Foreign currency held, at value	888,734
Receivables:
Dividends and interest	3,678,509
Fund shares sold	642,121
Securities sold	1,031
Prepaid expenses and other assets	6,082
Total Assets	606,073,460
LIABILITIES
Payables:
Securities purchased	40,244
Variation margin on futures contracts	147,649
Accrued advisory fees	77,100
Accrued support service expenses	10,599
Accrued custodian and portfolio accounting fees	99,565
Accrued shareholder report expenses	4,106
Accrued trustees’ fees and deferred compensation	12,062
Accrued other	49,233
Total Liabilities	440,558
NET ASSETS	$605,632,902
NET ASSETS CONSIST OF:
Paid-in capital	$431,608,314
Undistributed/accumulated earnings (deficit)	174,024,588
NET ASSETS	$605,632,902
Shares outstanding, $.001 par value (unlimited shares authorized)	29,527,552
Net Asset Value Per Share	$20.51

Investments, at cost (excluding derivatives)	$620,551,602
Foreign currency held, at cost	888,740

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Intermediate Bond Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$258,665	$61,286	$-	$-
Interest, net of foreign taxes withheld	8,116,783	66,552,640	14,422,246	32,851,117	30,122,876	10,396,610
Total Investment Income	8,116,783	66,552,640	14,680,911	32,912,403	30,122,876	10,396,610

EXPENSES
Advisory fees	1,361,451	8,146,004	2,034,733	2,343,453	1,308,007	2,131,051
Service fees - Class I	44,635	612,520	253,092	265,768	313,365	2,449
Support services expenses	21,670	157,844	14,037	43,068	19,085	42,750
Custodian fees and expenses	5,426	221,359	4,976	7,059	35,549	10,252
Portfolio accounting fees	63,929	299,925	90,825	76,229	39,553	78,157
Shareholder report expenses	3,250	23,675	2,130	6,526	2,828	6,371
Legal and audit fees	9,692	70,656	6,390	19,312	8,576	19,058
Trustees’ fees	6,513	52,136	4,610	14,291	6,258	12,740
Interest expense	1,435	44,671	10,458	3,262	342,282	2,839
Other	7,355	40,870	6,232	14,295	8,118	11,320
Total Expenses	1,525,356	9,669,660	2,427,483	2,793,263	2,083,621	2,316,987
Advisory Fee Waiver	-	-	(89,748)	-	-	-
Net Expenses	1,525,356	9,669,660	2,337,735	2,793,263	2,083,621	2,316,987
NET INVESTMENT INCOME (LOSS)	6,591,427	56,882,980	12,343,176	30,119,140	28,039,255	8,079,623

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	(11,760,164)	(46,069,781)	157,175	5,516,705	(8,231,592)	(21,667,884)
Foreign currency transactions	-	(1,047,119)	-	-	(667,603)	-
Forward foreign currency contract transactions	-	939,085	-	-	5,595,199	-
Futures contract transactions	-	(181,124,835)	-	-	14,122,540	-
Purchased option transactions	-	(8,126,924)	-	-	-	-
Written option transactions	-	23,392,461	-	-	157,948	-
Swap transactions	-	8,298,560	-	-	(2,261,565)	-
Net Realized Gain (Loss)	(11,760,164)	(203,738,553)	157,175	5,516,705	8,714,927	(21,667,884)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(60,978,761)	(549,469,291)	(50,981,585)	(204,436,654)	(106,062,021)	(102,625,360)
Foreign currencies	-	(1,641,653)	-	-	(195,148)	-
Forward foreign currency contracts	-	(8,602,895)	-	-	2,895,699	-
Futures contracts	-	(42,524,638)	-	-	(847,402)	-
Purchased options	-	524,760	-	-	1,838,757	-
Swaps	-	31,706,400	-	-	(365,806)	-
Written options	-	(995,320)	-	-	(3,228,789)	-
Change in Net Unrealized Appreciation (Depreciation)	(60,978,761)	(571,002,637)	(50,981,585)	(204,436,654)	(105,964,710)	(102,625,360)
NET GAIN (LOSS)	(72,738,925)	(774,741,190)	(50,824,410)	(198,919,949)	(97,249,783)	(124,293,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($66,147,498)	($717,858,210)	($38,481,234)	($168,800,809)	($69,210,528)	($116,213,621)

Foreign taxes withheld on dividends and interest	$1,256	$155,800	$-	$132	$-	$-
Foreign capital gains tax withheld	-	4,374	-	-	-	-
Change in deferred foreign capital gains tax	-	(75,829)	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$990,749	$-	$43,802	$12,643,690	$31,234,826	$2,756,027
Interest, net of foreign taxes withheld	31,014,599	12,478,586	11,332,389	44,993	3,299	13,608
Total Investment Income	32,005,348	12,478,586	11,376,191	12,688,683	31,238,125	2,769,635

EXPENSES
Advisory fees	4,748,353	2,662,482	1,447,979	5,017,250	996,658	3,240,388
Service fees - Class I	780,349	477,728	42,713	586,047	3,470,723	271,745
Support services expenses	93,551	49,664	17,956	60,022	148,029	26,234
Custodian fees and expenses	70,051	22,084	44,344	10,495	23,816	5,112
Portfolio accounting fees	144,201	90,315	58,110	77,229	169,119	44,143
Shareholder report expenses	14,157	7,520	2,708	9,068	21,909	3,779
Legal and audit fees	42,010	22,434	7,167	26,969	65,948	11,386
Trustees’ fees	30,949	16,366	5,425	19,875	48,908	8,764
Interest expense	41,741	3,296	21,781	4,194	12,374	3,780
Other	29,366	14,893	7,025	17,518	39,646	8,950
Total Expenses	5,994,728	3,366,782	1,655,208	5,828,667	4,997,130	3,624,281
Advisory Fee Waiver	(178,063)	-	(92,228)	-	-	-
Net Expenses	5,816,665	3,366,782	1,562,980	5,828,667	4,997,130	3,624,281
NET INVESTMENT INCOME (LOSS)	26,188,683	9,111,804	9,813,211	6,860,016	26,240,995	(854,646)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	(63,822,517)	(7,053,708)	(43,496,726)	139,179,888	66,063,599	(14,447,584)
Foreign currency transactions	(645,124)	(2)	318,918	(10,356)	-	(9,960)
Forward foreign currency contract transactions	7,945,531	-	5,695,842	-	-	-
Futures contract transactions	(16,436,214)	(3,534,736)	2,343,774	-	(3,801,826)	-
Written option transactions	(2,901,516)	-	-	-	-	-
Swap transactions	5,476,766	-	5,522,374	-	-	-
Net Realized Gain (Loss)	(70,383,074)	(10,588,446)	(29,615,818)	139,169,532	62,261,773	(14,457,544)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(226,457,364)	(50,602,280)	(26,457,168)	(405,853,077)	(987,972,716)	(387,252,689)
Foreign currencies	8,848	(1)	(183,603)	(15,125)	-	(1,931)
Forward foreign currency contracts	2,190,537	-	(685,676)	-	-	-
Futures contracts	2,697,783	(985,976)	(324,983)	-	(1,635,147)	-
Purchased options	40,816	-	-	-	-	-
Short positions	(225,542)	-	-	-	-	-
Swaps	(22,190,767)	-	518,470	-	-	-
Written options	75,871	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(243,859,818)	(51,588,257)	(27,132,960)	(405,868,202)	(989,607,863)	(387,254,620)
NET GAIN (LOSS)	(314,242,892)	(62,176,703)	(56,748,778)	(266,698,670)	(927,346,090)	(401,712,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($288,054,209)	($53,064,899)	($46,935,567)	($259,838,654)	($901,105,095)	($402,566,810)

Foreign taxes withheld on dividends and interest	$6,158	$-	$12,867	$36,176	$11,138	$67,509
Foreign capital gains tax withheld	-	-	11,982	-	-	-
Change in deferred foreign capital gains tax	-	-	(20,359)	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	Growth Portfolio	Hedged Equity Portfolio	Large-Cap Core Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Mid-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$4,108,132	$585,602	$8,843,503	$3,345,713	$11,642,892	$6,206,402
Interest, net of foreign taxes withheld	39,151	232	3,290	4,787	7,903	3,900
Total Investment Income	4,147,283	585,834	8,846,793	3,350,500	11,650,795	6,210,302

EXPENSES
Advisory fees	4,437,802	244,787	2,458,450	3,542,632	3,772,769	2,333,444
Service fees - Class I	788,154	80,581	618,100	359,730	444,286	421,136
Support services expenses	67,705	2,521	36,409	37,447	44,844	27,608
Custodian fees and expenses	12,183	18,425	7,283	10,281	6,839	5,831
Portfolio accounting fees	95,020	23,113	52,970	60,290	59,740	42,175
Shareholder report expenses	10,267	-	5,526	5,805	6,874	4,172
Legal and audit fees	29,285	1,147	16,420	16,773	20,428	12,533
Trustees’ fees	22,743	732	12,054	12,584	14,786	9,077
Interest expense	5,138	434	2,953	2,444	2,937	2,159
Offering expenses	-	7,962	-	-	-	-
Other	20,911	2,384	12,538	12,494	14,616	9,595
Total Expenses	5,489,208	382,086	3,222,703	4,060,480	4,388,119	2,867,730
Advisory Fee Waiver	-	-	-	(223,692)	-	-
Adviser Reimbursement	-	(15,295)	-	-	-	-
Net Expenses	5,489,208	366,791	3,222,703	3,836,788	4,388,119	2,867,730
NET INVESTMENT INCOME (LOSS)	(1,341,925)	219,043	5,624,090	(486,288)	7,262,676	3,342,572

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	175,817,025	(299,856)	70,691,694	(18,287,858)	19,393,146	35,160,555
Foreign currency transactions	(374)	-	(9,185)	(2,387)	-	-
Futures contract transactions	-	(240,432)	(1,140,421)	-	-	-
Purchased option transactions	-	6,077,836	-	-	-	-
Written option transactions	-	3,807,564	-	-	-	-
Net Realized Gain (Loss)	175,816,651	9,345,112	69,542,088	(18,290,245)	19,393,146	35,160,555

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(754,389,096)	(17,541,601)	(352,093,942)	(403,289,167)	(215,819,592)	(170,127,591)
Foreign currencies	(390)	-	(2,656)	(1,839)	(14,666)	(13)
Futures contracts	-	(4,366)	(74,264)	-	-	-
Purchased options	-	(35,674)	-	-	-	-
Written options	-	46,905	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(754,389,486)	(17,534,736)	(352,170,862)	(403,291,006)	(215,834,258)	(170,127,604)
NET GAIN (LOSS)	(578,572,835)	(8,189,624)	(282,628,774)	(421,581,251)	(196,441,112)	(134,967,049)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($579,914,760)	($7,970,581)	($277,004,684)	($422,067,539)	($189,178,436)	($131,624,477)

Foreign taxes withheld on dividends and interest	$19,695	$982	$24,293	$91,056	$-	$9,268

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,126,339	$6,762,673	$3,090,579	$894,225	$4,607,819	$4,023,022
Interest, net of foreign taxes withheld	1,094	2,668	3,460	11,420	938	433
Total Investment Income	2,127,433	6,765,341	3,094,039	905,645	4,608,757	4,023,455

EXPENSES
Advisory fees	3,449,328	2,678,395	1,435,923	798,507	1,114,101	1,916,199
Service fees - Class I	414,150	144,405	101,604	164,972	581,198	235,038
Support services expenses	38,808	28,813	15,927	8,866	28,190	20,850
Custodian fees and expenses	8,759	5,307	17,582	3,960	10,089	5,126
Portfolio accounting fees	59,228	43,181	38,727	23,367	54,063	35,186
Shareholder report expenses	5,797	4,364	2,314	1,361	4,261	3,048
Legal and audit fees	17,102	13,068	7,528	4,136	13,993	9,260
Trustees’ fees	13,014	8,623	5,234	2,968	9,306	6,871
Interest expense	3,048	1,988	1,085	788	1,945	1,414
Licensing fee	-	-	17,907	-	43,031	-
Other	12,774	10,072	6,047	4,647	10,428	8,142
Total Expenses	4,022,008	2,938,216	1,649,878	1,013,572	1,870,605	2,241,134
Advisory Fee Waiver	(123,190)	-	(191,456)	-	-	-
Net Expenses	3,898,818	2,938,216	1,458,422	1,013,572	1,870,605	2,241,134
NET INVESTMENT INCOME (LOSS)	(1,771,385)	3,827,125	1,635,617	(107,927)	2,738,152	1,782,321

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	69,117,348	60,352,105	16,171,648	(9,423,870)	3,913,005	48,305,757
Foreign currency transactions	-	-	(4,712)	(5,887)	-	-
Futures contract transactions	-	-	(271,417)	-	(1,858,535)	-
Purchased option transactions	(245,777)	-	-	-	-	-
Written option transactions	(3,208,421)	-	-	-	-	-
Net Realized Gain (Loss)	65,663,150	60,352,105	15,895,519	(9,429,757)	2,054,470	48,305,757

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(472,180,642)	(172,171,860)	(83,730,188)	(96,602,071)	(206,089,411)	(157,197,755)
Foreign currencies	-	(69)	(2,370)	(2,160)	(25)	-
Futures contracts	-	-	(73,793)	-	(479,792)	-
Purchased options	112,678	-	-	-	-	-
Written options	493,123	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(471,574,841)	(172,171,929)	(83,806,351)	(96,604,231)	(206,569,228)	(157,197,755)
NET GAIN (LOSS)	(405,911,691)	(111,819,824)	(67,910,832)	(106,033,988)	(204,514,758)	(108,891,998)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($407,683,076)	($107,992,699)	($66,275,215)	($106,141,915)	($201,776,606)	($107,109,677)

Foreign taxes withheld on dividends and interest	$-	$6,567	$26,080	$16,523	$6,701	$4,875

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Growth Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,575,197	$11,117,774	$9,451,369	$6,599,331	$18,534,003	$6,527,135
Interest, net of foreign taxes withheld	1,553	3,224	4,332	-	7,735	8,612
Total Investment Income	13,576,750	11,120,998	9,455,701	6,599,331	18,541,738	6,535,747

EXPENSES
Advisory fees	3,763,235	3,003,379	3,940,057	2,158,366	4,518,259	1,309,115
Service fees - Class I	253,985	103,325	361,434	751	582,550	83,968
Support services expenses	39,766	35,388	42,926	21,069	42,621	8,793
Custodian fees and expenses	9,614	6,325	111,888	25,914	50,414	74,233
Portfolio accounting fees	59,607	50,139	202,723	99,099	121,712	49,687
Shareholder report expenses	5,889	5,384	6,710	3,318	6,911	7,464
Legal and audit fees	17,803	16,084	18,173	8,828	20,587	4,263
Trustees’ fees	13,060	10,580	14,411	6,676	14,218	2,906
Interest expense	3,093	2,374	6,950	6,394	6,440	572
Offering expenses	-	-	-	8,463	-	-
Other	12,362	11,150	15,065	2,291	16,006	6,160
Total Expenses	4,178,414	3,244,128	4,720,337	2,341,169	5,379,718	1,547,161
Advisory Fee Waiver	(396,632)	-	-	-	(175,176)	(23,102)
Net Expenses	3,781,782	3,244,128	4,720,337	2,341,169	5,204,542	1,524,059
NET INVESTMENT INCOME (LOSS)	9,794,968	7,876,870	4,735,364	4,258,162	13,337,196	5,011,688

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	75,767,835	88,680,240	38,180,330	(29,624,066)	11,502,574	(20,527)
Foreign currency transactions	(299)	-	(187,336)	(154,048)	(152,095)	(466,636)
Forward foreign currency contract transactions	6,296,392	-	-	-	-	-
Futures contract transactions	-	-	5,837,755	-	-	384,704
Net Realized Gain (Loss)	82,063,928	88,680,240	43,830,749	(29,778,114)	11,350,479	(102,459)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(165,950,811)	(167,785,507)	(356,697,547)	(154,957,852)	(280,880,456)	(71,658,089)
Foreign currencies	(21,345)	-	46,165	(51,506)	(631,763)	(98,407)
Forward foreign currency contracts	1,452,065	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(164,520,091)	(167,785,507)	(356,651,382)	(155,009,358)	(281,512,219)	(71,756,496)
NET GAIN (LOSS)	(82,456,163)	(79,105,267)	(312,820,633)	(184,787,472)	(270,161,740)	(71,858,955)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($72,661,195)	($71,228,397)	($308,085,269)	($180,529,310)	($256,824,544)	($66,847,267)

Foreign taxes withheld on dividends and interest	$272,347	$26,494	$1,082,929	$818,322	$2,544,342	$510,130
Foreign capital gains tax withheld	-	-	2,605,825	-	216,212	-
Change in deferred foreign capital gains tax	-	-	(5,801,693)	-	(655,957)	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	ESG Diversified Portfolio	ESG Diversified Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$26,635,168	$2,858,052	$4,826,303	$553,668	$75,530	$30,211
Interest, net of foreign taxes withheld	36,407	4,135	475	10,056	-	-
Total Investment Income	26,671,575	2,862,187	4,826,778	563,724	75,530	30,211

EXPENSES
Advisory fees	3,108,574	1,973,853	2,156,851	1,129,018	17,428	11,834
Service fees - Class I	306,181	437,195	266,838	249,841	17,323	11,727
Support services expenses	29,328	15,937	17,602	9,532	612	409
Custodian fees and expenses	58,510	5,531	3,615	2,803	-	5,786
Portfolio accounting fees	107,988	30,347	30,581	26,014	20,782	21,389
Shareholder report expenses	4,898	2,398	2,630	1,428	261	63
Legal and audit fees	14,681	7,183	7,913	4,205	272	190
Trustees’ fees	9,682	5,252	5,806	3,197	181	129
Interest expense	5,779	1,046	4,082	716	-	-
Offering expenses	-	-	-	-	7,962	8,463
Other (1)	11,603	6,363	8,148	4,788	5,117	4,623
Total Expenses	3,657,224	2,485,105	2,504,066	1,431,542	69,938	64,613
Advisory Fee Waiver	-	-	(232,373)	-	-	-
Adviser Reimbursement	-	-	-	-	(26,239)	(35,079)
Net Expenses	3,657,224	2,485,105	2,271,693	1,431,542	43,699	29,534
NET INVESTMENT INCOME (LOSS)	23,014,351	377,082	2,555,085	(867,818)	31,831	677

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	45,519,999	22,419,087	12,066,676	3,442,999	(277,995)	(292,670)
Investment securities from affiliated mutual fund investments	-	-	-	-	(63,792)	(30,745)
Foreign currency transactions	(895,169)	(1,813)	-	(5,846)	-	-
Forward foreign currency contract transactions	-	387,817	-	-	-	-
Futures contract transactions	317,345	-	-	-	-	-
Net Realized Gain (Loss)	44,942,175	22,805,091	12,066,676	3,437,153	(341,787)	(323,415)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(161,289,871)	(78,557,770)	(134,700,847)	(99,549,844)	(2,681,919)	(2,130,022)
Investment securities from affiliated mutual fund investments	-	-	-	-	(268,701)	(72,038)
Foreign currencies	(524,759)	(5,878)	-	(55)	-	-
Forward foreign currency contracts	-	(37,614)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(161,814,630)	(78,601,262)	(134,700,847)	(99,549,899)	(2,950,620)	(2,202,060)
NET GAIN (LOSS)	(116,872,455)	(55,796,171)	(122,634,171)	(96,112,746)	(3,292,407)	(2,525,475)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($93,858,104)	($55,419,089)	($120,079,086)	($96,980,564)	($3,260,576)	($2,524,798)

Foreign taxes withheld on dividends and interest	$2,812,932	$52,406	$-	$271	$-	$-
Foreign capital gains tax withheld	1,698	-	-	-	-	-
Change in deferred foreign capital gains tax	(176,584)	-	-	-	-	-

(1)	Other expense for the ESG Diversified and ESG Diversified Growth Portfolios includes $4,997 and $4,556 in transfer agency expenses, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	PSF DFA Balanced Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,969,553	$-	$-	$-	$-	$-
Total Investment Income	2,969,553	-	-	-	-	-

EXPENSES
Advisory fees	359,898	598,330	2,693,965	1,751,454	676,289	983,611
Distribution and/or service fees - Class D	447,470	-	-	-	-	-
Service fees - Class I	-	594,408	2,669,325	1,732,394	1,352,365	1,966,950
Support services expenses	13,248	22,173	99,571	62,574	50,947	73,920
Portfolio accounting fees	21,901	22,312	22,156	22,593	26,118	26,708
Shareholder report expenses	1,941	3,333	14,879	9,057	7,766	11,245
Legal and audit fees	5,892	9,968	44,599	27,798	23,015	33,251
Trustees’ fees	3,973	6,651	29,882	18,705	15,307	22,242
Other	8,934	11,429	29,756	20,610	17,843	23,511
Total Expenses	863,257	1,268,604	5,604,133	3,645,185	2,169,650	3,141,438
Adviser Reimbursement	-	(113,854)	(383,887)	(264,944)	-	-
Net Expenses	863,257	1,154,750	5,220,246	3,380,241	2,169,650	3,141,438
NET INVESTMENT INCOME (LOSS)	2,106,296	(1,154,750)	(5,220,246)	(3,380,241)	(2,169,650)	(3,141,438)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	17,307,860	-	-	-	-	-
Investment securities from affiliated mutual fund investments	-	17,208,519	106,267,051	39,609,640	28,972,484	68,549,247
Net Realized Gain (Loss)	17,307,860	17,208,519	106,267,051	39,609,640	28,972,484	68,549,247

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(81,587,428)	-	-	-	-	-
Investment securities from affiliated mutual fund investments	-	(111,187,425)	(594,662,389)	(395,663,325)	(221,071,736)	(394,504,044)
Change in Net Unrealized Appreciation (Depreciation)	(81,587,428)	(111,187,425)	(594,662,389)	(395,663,325)	(221,071,736)	(394,504,044)
NET GAIN (LOSS)	(64,279,568)	(93,978,906)	(488,395,338)	(356,053,685)	(192,099,252)	(325,954,797)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($62,173,272)	($95,133,656)	($493,615,584)	($359,433,926)	($194,268,902)	($329,096,235)

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$-	$-	$24
Interest, net of foreign taxes withheld	-	-	-	1,217,642	11,773,675	12,978,639
Total Investment Income	$-	$-	$-	$1,217,642	$11,773,675	$12,978,663

EXPENSES
Advisory fees	4,184,974	3,813,328	895,479	168,174	784,945	383,546
Service fees - Class I	8,368,352	7,623,320	1,789,721	-	-	-
Support services expenses	314,055	284,996	66,608	8,028	39,939	18,463
Custodian fees and expenses	-	-	-	1,456	32,606	3,655
Portfolio accounting fees	26,947	26,177	26,170	39,467	163,070	89,149
Shareholder report expenses	47,706	43,170	10,081	1,195	5,886	2,726
Legal and audit fees	141,151	127,922	29,901	3,603	17,795	8,233
Trustees’ fees	94,470	85,697	20,016	2,408	11,989	5,536
Transfer agency fees	-	-	-	736	967	833
Interest expense	-	-	-	-	1,387	22
Other	81,456	74,464	21,970	1,686	8,717	3,882
Total Expenses	13,259,111	12,079,074	2,859,946	226,753	1,067,301	516,045
NET INVESTMENT INCOME (LOSS)	(13,259,111)	(12,079,074)	(2,859,946)	990,889	10,706,374	12,462,618

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	-	-	(1,917,845)	(4,385,760)	(1,852,681)
Investment securities from affiliated mutual fund investments	401,673,570	371,300,826	103,925,600	-	-	-
Net Realized Gain (Loss)	401,673,570	371,300,826	103,925,600	(1,917,845)	(4,385,760)	(1,852,681)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	-	(6,465,204)	(130,155,791)	(76,022,444)
Investment securities from affiliated mutual fund investments	(1,922,716,113)	(1,919,062,076)	(493,683,752)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(1,922,716,113)	(1,919,062,076)	(493,683,752)	(6,465,204)	(130,155,791)	(76,022,444)
NET GAIN (LOSS)	(1,521,042,543)	(1,547,761,250)	(389,758,152)	(8,383,049)	(134,541,551)	(77,875,125)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,534,301,654)	($1,559,840,324)	($392,618,098)	($7,392,160)	($123,835,177)	($65,412,507)

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Mid-Cap Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio	PD Emerging Markets Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,555,457	$9,145,498	$3,947,022	$230,922	$1,625,264	$2,718,594
Interest, net of foreign taxes withheld	1,107	1,137	335	93	140	1,628
Total Investment Income	3,556,564	9,146,635	3,947,357	231,015	1,625,404	2,720,222

EXPENSES
Advisory fees	517,708	541,408	327,792	70,324	121,892	400,594
Support services expenses	24,809	27,248	20,435	4,900	7,527	10,005
Custodian fees and expenses	7,638	8,778	7,438	7,766	8,883	170,463
Portfolio accounting fees	40,029	43,193	37,550	23,372	26,917	52,879
Shareholder report expenses	3,733	4,076	2,983	698	1,062	1,484
Legal and audit fees	11,129	12,331	9,083	1,949	3,417	3,630
Trustees’ fees	7,465	8,147	6,058	1,462	2,240	3,005
Interest expense	1,676	1,806	1,336	344	493	5,505
Licensing fee	46,968	48,597	31,703	6,859	10,484	17,986
Other	6,528	7,111	5,380	1,712	2,259	3,654
Total Expenses	667,683	702,695	449,758	119,386	185,174	669,205
Advisory Fee Waiver	-	-	-	-	-	(238,607)
Net Expenses	667,683	702,695	449,758	119,386	185,174	430,598
NET INVESTMENT INCOME (LOSS)	2,888,881	8,443,940	3,497,599	111,629	1,440,230	2,289,624

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	2,121,903	19,232,652	28,048,722	(12,053,320)	8,387,154	4,458,508
Foreign currency transactions	-	-	-	-	-	369,837
Futures contract transactions	(537,768)	(1,334,248)	(319,594)	(106,354)	(299,138)	14,414,909
Net Realized Gain (Loss)	1,584,135	17,898,404	27,729,128	(12,159,674)	8,088,016	19,243,254

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(280,258,588)	(149,838,081)	(146,839,945)	(21,994,647)	(38,844,033)	(59,467,320)
Foreign currencies	-	-	-	-	-	(42,414)
Futures contracts	(298,484)	(488,889)	(288,226)	(70,654)	(94,920)	(106,873)
Change in Net Unrealized Appreciation (Depreciation)	(280,557,072)	(150,326,970)	(147,128,171)	(22,065,301)	(38,938,953)	(59,616,607)
NET GAIN (LOSS)	(278,972,937)	(132,428,566)	(119,399,043)	(34,224,975)	(30,850,937)	(40,373,353)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($276,084,056)	($123,984,626)	($115,901,444)	($34,113,346)	($29,410,707)	($38,083,729)

Foreign taxes withheld on dividends and interest	$194	$3,544	$1,849	$272	$2,405	$277,817
Foreign capital gains tax withheld	-	-	-	-	-	1,088,969
Change in deferred foreign capital gains tax	-	-	-	-	-	(1,350,799)

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

PD International Large-Cap Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,667,721
Interest, net of foreign taxes withheld	2,130
Total Investment Income	13,669,851

EXPENSES
Advisory fees	681,361
Support services expenses	22,982
Custodian fees and expenses	48,524
Portfolio accounting fees	58,500
Shareholder report expenses	3,428
Legal and audit fees	10,685
Trustees’ fees	6,883
Interest expense	3,748
Licensing fee	40,807
Other	6,273
Total Expenses	883,191
Advisory Fee Waiver	(188,936)
Net Expenses	694,255
NET INVESTMENT INCOME (LOSS)	12,975,596

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(1,395,791)
Foreign currency transactions	(223,749)
Futures contract transactions	(2,085,590)
Net Realized Gain (Loss)	(3,705,130)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(132,971,157)
Foreign currencies	(212,770)
Futures contracts	(287,322)
Change in Net Unrealized Appreciation (Depreciation)	(133,471,249)
NET GAIN (LOSS)	(137,176,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($124,200,783)

Foreign taxes withheld on dividends and interest	$1,485,029

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$6,591,427	$12,728,528	$56,882,980	$110,570,531	$12,343,176	$16,467,676
Net realized gain (loss)	(11,760,164)	7,166,657	(203,738,553)	109,163	157,175	5,275,361
Change in net unrealized appreciation (depreciation)	(60,978,761)	(19,658,831)	(571,002,637)	(173,204,498)	(50,981,585)	(2,586,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,147,498)	236,354	(717,858,210)	(62,524,804)	(38,481,234)	19,156,275

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	5,528,214	9,602,270	228,176,513	178,862,704	47,900,292	49,207,934
Class P	763,793	57,971,036	10,392,977	454,585,497	459,468,430	1,763,474
Cost of shares repurchased
Class I	(4,172,081)	(8,973,013)	(52,987,016)	(78,720,570)	(58,944,144)	(27,978,831)
Class P	(96,339,716)	(31,264,284)	(494,411,231)	(244,166,905)	(40,616,364)	(119,165,247)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(94,219,790)	27,336,009	(308,828,757)	310,560,726	407,808,214	(96,172,670)
NET INCREASE (DECREASE) IN NET ASSETS	(160,367,288)	27,572,363	(1,026,686,967)	248,035,922	369,326,980	(77,016,395)

NET ASSETS
Beginning of Year or Period	637,311,007	609,738,644	4,696,263,120	4,448,227,198	399,157,724	476,174,119
End of Year or Period	$476,943,719	$637,311,007	$3,669,576,153	$4,696,263,120	$768,484,704	$399,157,724

	High Yield Bond Portfolio		Inflation Managed Portfolio		Intermediate Bond Portfolio
OPERATIONS
Net investment income (loss)	$30,119,140	$67,372,556	$28,039,255	$25,905,960	$8,079,623	$14,888,835
Net realized gain (loss)	5,516,705	33,225,111	8,714,927	9,711,685	(21,667,884)	(6,988,587)
Change in net unrealized appreciation (depreciation)	(204,436,654)	(28,364,995)	(105,964,710)	(5,820,789)	(102,625,360)	(22,046,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	(168,800,809)	72,232,672	(69,210,528)	29,796,856	(116,213,621)	(14,146,253)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,379,980	67,525,499	14,578,592	55,416,643	3,294,944	1,094,485
Class P	71,380,369	14,302,888	276,608,335	13,567,401	1,670,403	234,756,820
Cost of shares repurchased
Class I	(99,458,451)	(76,524,686)	(27,027,647)	(29,304,371)	(228,332)	(204)
Class P	(71,105,684)	(130,311,243)	(20,933,368)	(24,580,311)	(206,646,492)	(57,055,604)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
NET INCREASE (DECREASE) IN NET ASSETS	(78,803,786)	(125,007,542)	243,225,912	15,099,362	(201,909,477)	178,795,497

NET ASSETS	(247,604,595)	(52,774,870)	174,015,384	44,896,218	(318,123,098)	164,649,244
Beginning of Year or Period	1,318,372,981	1,371,147,851	544,076,037	499,179,819	1,255,302,822	1,090,653,578
End of Year or Period	$1,070,768,386	$1,318,372,981	$718,091,421	$544,076,037	$937,179,724	$1,255,302,822

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
OPERATIONS
Net investment income (loss)	$26,188,683	$52,038,907	$9,111,804	$18,315,998	$9,813,211	$23,090,175
Net realized gain (loss)	(70,383,074)	5,763,373	(10,588,446)	6,865,795	(29,615,818)	(4,502,000)
Change in net unrealized appreciation (depreciation)	(243,859,818)	(89,784,066)	(51,588,257)	(29,780,130)	(27,132,960)	(39,329,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	(288,054,209)	(31,981,786)	(53,064,899)	(4,598,337)	(46,935,567)	(20,741,198)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	23,769,605	78,171,699	26,987,261	74,642,201	1,702,778	15,763,941
Class P	4,272,122	9,791,067	26,231,412	36,005,871	2,551,467	217,457,472
Cost of shares repurchased
Class I	(73,513,748)	(95,148,427)	(50,114,398)	(82,917,020)	(65,334,832)	(4,009,578)
Class P	(302,907,457)	(197,707,799)	(136,883,600)	(134,886,349)	(216,002,896)	(24,309,172)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(348,379,478)	(204,893,460)	(133,779,325)	(107,155,297)	(277,083,483)	204,902,663
NET INCREASE (DECREASE) IN NET ASSETS	(636,433,687)	(236,875,246)	(186,844,224)	(111,753,634)	(324,019,050)	184,161,465

NET ASSETS
Beginning of Year or Period	2,758,483,154	2,995,358,400	1,435,611,816	1,547,365,450	558,297,955	374,136,490
End of Year or Period	$2,122,049,467	$2,758,483,154	$1,248,767,592	$1,435,611,816	$234,278,905	$558,297,955

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$6,860,016	$14,036,410	$26,240,995	$49,002,074	($854,646)	($2,783,963)
Net realized gain (loss)	139,169,532	248,130,089	62,261,773	255,767,544	(14,457,544)	93,447,813
Change in net unrealized appreciation (depreciation)	(405,868,202)	154,391,267	(989,607,863)	729,032,797	(387,254,620)	61,093,154
Net Increase (Decrease) in Net Assets Resulting from Operations	(259,838,654)	416,557,766	(901,105,095)	1,033,802,415	(402,566,810)	151,757,004

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	15,706,588	30,291,348	119,373,889	240,777,976	8,507,703	30,074,127
Class P	2,049,581	1,748,990	133,658,155	35,740,006	482,471,530	499,312,550
Cost of shares repurchased
Class I	(27,141,298)	(41,369,536)	(234,051,300)	(321,981,065)	(22,101,322)	(31,306,866)
Class P	(255,098,378)	(443,625,180)	(22,548,558)	(385,649,610)	(8,544,827)	(97,536,419)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(264,483,507)	(452,954,378)	(3,567,814)	(431,112,693)	460,333,084	400,543,392
NET INCREASE (DECREASE) IN NET ASSETS	(524,322,161)	(36,396,612)	(904,672,909)	602,689,722	57,766,274	552,300,396

NET ASSETS
Beginning of Year or Period	1,846,648,375	1,883,044,987	4,510,318,213	3,907,628,491	843,632,235	291,331,839
End of Year or Period	$1,322,326,214	$1,846,648,375	$3,605,645,304	$4,510,318,213	$901,398,509	$843,632,235

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year/Period Ended December 31, 2021 (2)	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	Growth Portfolio		Hedged Equity Portfolio		Large-Cap Core Portfolio
OPERATIONS
Net investment income (loss)	($1,341,925)	($5,887,626)	$219,043	$121,835	$5,624,090	$10,924,706
Net realized gain (loss)	175,816,651	387,301,644	9,345,112	(2,864,801)	69,542,088	272,732,724
Change in net unrealized appreciation (depreciation)	(754,389,486)	76,098,254	(17,534,736)	4,719,470	(352,170,862)	(8,759,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,914,760)	457,512,272	(7,970,581)	1,976,504	(277,004,684)	274,898,355

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	27,283,260	67,359,558	59,188,701	59,946,358	2,475,285	5,513,184
Class P	5,461,795	6,307,216	1,020,918	654,562	243,448,220	1,136,159
Cost of shares repurchased
Class I	(73,440,531)	(92,046,000)	(8,232,262)	(3,214,202)	(32,161,491)	(80,504,475)
Class P	(343,361,681)	(549,631,822)	(172,183)	(35,934)	(7,346,071)	(292,520,248)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(384,057,157)	(568,011,048)	51,805,174	57,350,784	206,415,943	(366,375,380)
NET INCREASE (DECREASE) IN NET ASSETS	(963,971,917)	(110,498,776)	43,834,593	59,327,288	(70,588,741)	(91,477,025)

NET ASSETS
Beginning of Year or Period	2,218,968,698	2,329,467,474	59,327,288	-	1,112,359,137	1,203,836,162
End of Year or Period	$1,254,996,781	$2,218,968,698	$103,161,881	$59,327,288	$1,041,770,396	$1,112,359,137

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Mid-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	($486,288)	($4,014,568)	$7,262,676	$16,438,418	$3,342,572	$2,529,693
Net realized gain (loss)	(18,290,245)	383,396,387	19,393,146	293,828,728	35,160,555	236,709,426
Change in net unrealized appreciation (depreciation)	(403,291,006)	(153,237,568)	(215,834,258)	23,191,340	(170,127,604)	(112,107,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	(422,067,539)	226,144,251	(189,178,436)	333,458,486	(131,624,477)	127,131,502

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,804,312	55,753,605	24,395,738	41,501,043	10,190,545	28,582,485
Class P	70,704,332	3,355,513	20,857,866	3,567,084	1,067,037	1,507,788
Cost of shares repurchased
Class I	(22,729,909)	(96,633,645)	(23,787,503)	(46,667,404)	(18,251,036)	(58,215,631)
Class P	(20,253,111)	(516,208,908)	(62,597,246)	(581,378,622)	(69,100,387)	(102,101,126)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	38,525,624	(553,733,435)	(41,131,145)	(582,977,899)	(76,093,841)	(130,226,484)
NET INCREASE (DECREASE) IN NET ASSETS	(383,541,915)	(327,589,184)	(230,309,581)	(249,519,413)	(207,718,318)	(3,094,982)

NET ASSETS
Beginning of Year or Period	1,225,797,540	1,553,386,724	1,343,738,608	1,593,258,021	816,150,498	819,245,480
End of Year or Period	$842,255,625	$1,225,797,540	$1,113,429,027	$1,343,738,608	$608,432,180	$816,150,498

(1)	Unaudited.
(2)	Operations commenced on April 30, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	($1,771,385)	($5,485,553)	$3,827,125	$6,471,000	$1,635,617	$4,214,740
Net realized gain (loss)	65,663,150	182,244,298	60,352,105	93,663,151	15,895,519	40,226,224
Change in net unrealized appreciation (depreciation)	(471,574,841)	18,438,988	(172,171,929)	108,089,787	(83,806,351)	10,357,931
Net Increase (Decrease) in Net Assets Resulting from Operations	(407,683,076)	195,197,733	(107,992,699)	208,223,938	(66,275,215)	54,798,895

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	16,625,188	74,191,847	9,587,927	35,581,430	3,541,154	27,595,612
Class P	5,287,821	242,669,097	2,650,752	2,584,051	1,667,611	254,331,152
Cost of shares repurchased
Class I	(43,471,176)	(81,759,026)	(13,325,640)	(23,587,376)	(11,938,238)	(23,526,844)
Class P	(57,915,366)	(152,165,904)	(107,993,258)	(196,792,912)	(106,918,391)	(27,028,513)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(79,473,533)	82,936,014	(109,080,219)	(182,214,807)	(113,647,864)	231,371,407
NET INCREASE (DECREASE) IN NET ASSETS	(487,156,609)	278,133,747	(217,072,918)	26,009,131	(179,923,079)	286,170,302

NET ASSETS
Beginning of Year or Period	1,290,644,640	1,012,510,893	866,023,610	840,014,479	477,463,059	191,292,757
End of Year or Period	$803,488,031	$1,290,644,640	$648,950,692	$866,023,610	$297,539,980	$477,463,059

	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	($107,927)	($1,203,827)	$2,738,152	$5,968,531	$1,782,321	$3,114,171
Net realized gain (loss)	(9,429,757)	75,709,379	2,054,470	96,362,048	48,305,757	67,904,895
Change in net unrealized appreciation (depreciation)	(96,604,231)	(68,118,355)	(206,569,228)	8,965,204	(157,197,755)	48,220,289
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,141,915)	6,387,197	(201,776,606)	111,295,783	(107,109,677)	119,239,355

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,030,848	19,004,224	19,721,943	95,167,660	6,098,990	44,726,357
Class P	78,620,995	129,942	18,328,328	11,804,818	2,043,186	248,860,154
Cost of shares repurchased
Class I	(5,386,018)	(27,403,421)	(24,860,115)	(119,521,958)	(26,260,363)	(46,614,034)
Class P	(1,531,050)	(24,104,791)	(16,397,600)	(39,252,877)	(104,954,518)	(40,451,086)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	82,734,775	(32,374,046)	(3,207,444)	(51,802,357)	(123,072,705)	206,521,391
NET INCREASE (DECREASE) IN NET ASSETS	(23,407,140)	(25,986,849)	(204,984,050)	59,493,426	(230,182,382)	325,760,746

NET ASSETS
Beginning of Year or Period	282,136,933	308,123,782	856,130,187	796,636,761	634,161,462	308,400,716
End of Year or Period	$258,729,793	$282,136,933	$651,146,137	$856,130,187	$403,979,080	$634,161,462

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year/Period Ended December 31, 2021 (2)	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$9,794,968	$18,636,581	$7,876,870	$14,878,068	$4,735,364	$7,861,051
Net realized gain (loss)	82,063,928	124,341,243	88,680,240	191,119,555	43,830,749	142,975,740
Change in net unrealized appreciation (depreciation)	(164,520,091)	62,662,999	(167,785,507)	67,699,019	(356,651,382)	(267,082,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,661,195)	205,640,823	(71,228,397)	273,696,642	(308,085,269)	(116,246,204)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,705,758	6,585,546	25,120,999	38,281,450	22,814,703	40,565,078
Class P	4,203,383	334,113,359	2,770,786	2,106,367	5,930,749	21,904,881
Cost of shares repurchased
Class I	(21,025,917)	(33,691,531)	(9,902,698)	(15,464,820)	(13,685,158)	(47,317,478)
Class P	(169,785,328)	(123,411,217)	(230,776,789)	(335,240,115)	(353,135,003)	(111,616,004)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(179,902,104)	183,596,157	(212,787,702)	(310,317,118)	(338,074,709)	(96,463,523)
NET INCREASE (DECREASE) IN NET ASSETS	(252,563,299)	389,236,980	(284,016,099)	(36,620,476)	(646,159,978)	(212,709,727)

NET ASSETS
Beginning of Year or Period	1,178,827,385	789,590,405	1,049,572,131	1,086,192,607	1,369,584,049	1,582,293,776
End of Year or Period	$926,264,086	$1,178,827,385	$765,556,032	$1,049,572,131	$723,424,071	$1,369,584,049

	International Growth Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
OPERATIONS
Net investment income (loss)	$4,258,162	$47,252	$13,337,196	$20,901,439	$5,011,688	$5,874,268
Net realized gain (loss)	(29,778,114)	(540,947)	11,350,479	221,995,292	(102,459)	86,335,116
Change in net unrealized appreciation (depreciation)	(155,009,358)	(5,258,833)	(281,512,219)	(13,231,937)	(71,756,496)	(55,469,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,529,310)	(5,752,528)	(256,824,544)	229,664,794	(66,847,267)	36,740,344

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	962,799	527,204	17,801,625	39,404,502	2,030,024	9,066,507
Class P	25,914,666	722,821,518	60,170,954	12,563,183	128,094,833	475,269
Cost of shares repurchased
Class I	(247,336)	(150)	(28,458,924)	(96,129,671)	(4,079,344)	(16,596,061)
Class P	(36,417,416)	(5,370,222)	(43,563,374)	(565,336,665)	(9,651,513)	(35,801,682)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,787,287)	717,978,350	5,950,281	(609,498,651)	116,394,000	(42,855,967)
NET INCREASE (DECREASE) IN NET ASSETS	(190,316,597)	712,225,822	(250,874,263)	(379,833,857)	49,546,733	(6,115,623)

NET ASSETS
Beginning of Year or Period	712,225,822	-	1,303,085,219	1,682,919,076	269,944,687	276,060,310
End of Year or Period	$521,909,225	$712,225,822	$1,052,210,956	$1,303,085,219	$319,491,420	$269,944,687

(1)	Unaudited.
(2)	Operations commenced on October 29, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year/Period Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year/Period Ended December 31, 2021
	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
OPERATIONS
Net investment income (loss)	$23,014,351	$30,123,483	$377,082	($177,807)	$2,555,085	($2,967,584)
Net realized gain (loss)	44,942,175	57,170,722	22,805,091	79,155,565	12,066,676	53,844,662
Change in net unrealized appreciation (depreciation)	(161,814,630)	165,298,209	(78,601,262)	(23,587,164)	(134,700,847)	121,793,772
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,858,104)	252,592,414	(55,419,089)	55,390,594	(120,079,086)	172,670,850

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,716,071	19,846,293	6,527,768	26,810,814	4,418,720	18,933,855
Class P	272,921,541	2,299,234	302,625	928,818	89,760,964	61,112
Cost of shares repurchased
Class I	(21,367,460)	(33,732,523)	(27,011,796)	(43,934,309)	(19,230,241)	(46,416,502)
Class P	(81,972,637)	(723,399,881)	(96,554)	(83,879)	(15,158,333)	(81,073,017)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	180,297,515	(734,986,877)	(20,277,957)	(16,278,556)	59,791,110	(108,494,552)
NET INCREASE (DECREASE) IN NET ASSETS	86,439,411	(482,394,463)	(75,697,046)	39,112,038	(60,287,976)	64,176,298

NET ASSETS
Beginning of Year or Period	855,023,270	1,337,417,733	494,186,993	455,074,955	542,498,498	478,322,200
End of Year or Period	$941,462,681	$855,023,270	$418,489,947	$494,186,993	$482,210,522	$542,498,498

	Technology Portfolio		ESG Diversified Portfolio (2)		ESG Diversified Growth Portfolio (3)
OPERATIONS
Net investment income (loss)	($867,818)	($2,522,302)	$31,831	$105,693	$677	$100,147
Net realized gain (loss)	3,437,153	53,076,718	(341,787)	182,180	(323,415)	110,755
Change in net unrealized appreciation (depreciation)	(99,549,899)	(12,708,577)	(2,950,620)	652,871	(2,202,060)	(70,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,980,564)	37,845,839	(3,260,576)	940,744	(2,524,798)	140,807

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,931,335	39,379,903	3,848,767	16,478,690	559,558	12,718,117
Class P	247,202	784,888	11,186	111,433	110,097	100,000
Cost of shares repurchased
Class I	(18,394,351)	(55,515,598)	(69,376)	(593,578)	(18,558)	(85,546)
Class P	(64,177)	(150,610)	(2,026)	(4,985)	(13,392)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,279,991)	(15,501,417)	3,788,551	15,991,560	637,705	12,732,571
NET INCREASE (DECREASE) IN NET ASSETS	(100,260,555)	22,344,422	527,975	16,932,304	(1,887,093)	12,873,378

NET ASSETS
Beginning of Year or Period	309,956,304	287,611,882	16,932,304	-	12,873,378	-
End of Year or Period	$209,695,749	$309,956,304	$17,460,279	$16,932,304	$10,986,285	$12,873,378

(1)	Unaudited.
(2)	Operations commenced on April 30, 2021.
(3)	Operations commenced on October 29, 2021.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	PSF DFA Balanced Allocation Portfolio		Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio
OPERATIONS
Net investment income (loss)	$2,106,296	$4,532,769	($1,154,750)	($2,514,472)	($5,220,246)	($11,047,644)
Net realized gain (loss)	17,307,860	22,638,946	17,208,519	48,514,238	106,267,051	213,733,739
Change in net unrealized appreciation (depreciation)	(81,587,428)	13,547,110	(111,187,425)	(5,454,484)	(594,662,389)	84,437,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,173,272)	40,718,825	(95,133,656)	40,545,282	(493,615,584)	287,123,987

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D	12,771,318	59,698,695
Class I			14,406,188	48,496,579	20,822,064	93,205,925
Class P	546,404	1,880,331	2,637,448	2,809,874	13,395,217	25,004,541
Cost of shares repurchased
Class D	(19,263,946)	(16,170,264)
Class I			(31,524,869)	(80,299,128)	(92,494,825)	(151,947,807)
Class P	(46,743)	(105,802)	(336,836)	(452,453)	(2,029,929)	(4,904,786)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,992,967)	45,302,960	(14,818,069)	(29,445,128)	(60,307,473)	(38,642,127)
NET INCREASE (DECREASE) IN NET ASSETS	(68,166,239)	86,021,785	(109,951,725)	11,100,154	(553,923,057)	248,481,860

NET ASSETS
Beginning of Year or Period	396,401,567	310,379,782	655,974,588	644,874,434	2,984,049,239	2,735,567,379
End of Year or Period	$328,235,328	$396,401,567	$546,022,863	$655,974,588	$2,430,126,182	$2,984,049,239

	Pacific Dynamix-Growth Portfolio		Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio
OPERATIONS
Net investment income (loss)	($3,380,241)	($5,965,505)	($2,169,650)	($5,022,106)	($3,141,438)	($7,312,688)
Net realized gain (loss)	39,609,640	80,843,018	28,972,484	96,296,016	68,549,247	188,235,116
Change in net unrealized appreciation (depreciation)	(395,663,325)	124,143,533	(221,071,736)	(57,482,450)	(394,504,044)	(39,716,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	(359,433,926)	199,021,046	(194,268,902)	33,791,460	(329,096,235)	141,205,541

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	168,040,960	396,260,794	55,181,872	83,590,531	12,010,555	12,065,865
Class P	7,123,957	15,622,924	1,371	51,435	2,303	6,427
Cost of shares repurchased
Class I	(13,094,214)	(30,924,536)	(117,086,706)	(298,342,656)	(141,641,242)	(293,620,467)
Class P	(1,043,672)	(2,028,687)	(1,755)	(2,712)	(15,638)	(5,325)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	161,027,031	378,930,495	(61,905,218)	(214,703,402)	(129,644,022)	(281,553,500)
NET INCREASE (DECREASE) IN NET ASSETS	(198,406,895)	577,951,541	(256,174,120)	(180,911,942)	(458,740,257)	(140,347,959)

NET ASSETS
Beginning of Year or Period	1,848,319,145	1,270,367,604	1,496,431,734	1,677,343,676	2,226,322,754	2,366,670,713
End of Year or Period	$1,649,912,250	$1,848,319,145	$1,240,257,614	$1,496,431,734	$1,767,582,497	$2,226,322,754

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio
OPERATIONS
Net investment income (loss)	($13,259,111)	($30,719,995)	($12,079,074)	($27,619,265)	($2,859,946)	($6,471,006)
Net realized gain (loss)	401,673,570	873,879,036	371,300,826	863,643,953	103,925,600	199,360,846
Change in net unrealized appreciation (depreciation)	(1,922,716,113)	16,650,968	(1,919,062,076)	243,227,961	(493,683,752)	102,783,156
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,534,301,654)	859,810,009	(1,559,840,324)	1,079,252,649	(392,618,098)	295,672,996

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,774,335	27,125,617	5,069,831	15,289,096	8,539,188	25,961,216
Class P	206,319	228,290	1,225,063	1,111,959	302,541	552,009
Cost of shares repurchased
Class I	(527,609,897)	(1,218,874,254)	(413,481,667)	(1,023,265,743)	(81,856,776)	(244,568,977)
Class P	(49,379)	(57,270)	(595,294)	(178,397)	(31,638)	(78,169)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(522,678,622)	(1,191,577,617)	(407,782,067)	(1,007,043,085)	(73,046,685)	(218,133,921)
NET INCREASE (DECREASE) IN NET ASSETS	(2,056,980,276)	(331,767,608)	(1,967,622,391)	72,209,564	(465,664,783)	77,539,075

NET ASSETS
Beginning of Year or Period	9,509,348,625	9,841,116,233	8,692,377,033	8,620,167,469	2,040,280,993	1,962,741,918
End of Year or Period	$7,452,368,349	$9,509,348,625	$6,724,754,642	$8,692,377,033	$1,574,616,210	$2,040,280,993

	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$990,889	$2,246,681	$10,706,374	$17,265,231	$12,462,618	$26,495,360
Net realized gain (loss)	(1,917,845)	1,460,892	(4,385,760)	2,388,313	(1,852,681)	6,516,357
Change in net unrealized appreciation (depreciation)	(6,465,204)	(4,571,440)	(130,155,791)	(36,670,055)	(76,022,444)	(7,769,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,392,160)	(863,867)	(123,835,177)	(17,016,511)	(65,412,507)	25,242,342

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	19,092,676	22,770,330	98,149,390	193,925,359	7,055,960	73,355,050
Cost of shares repurchased - Class P	(66,179,982)	(8,415,209)	(47,643,560)	(12,398,044)	(122,695,211)	(9,047,150)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,087,306)	14,355,121	50,505,830	181,527,315	(115,639,251)	64,307,900
NET INCREASE (DECREASE) IN NET ASSETS	(54,479,466)	13,491,254	(73,329,347)	164,510,804	(181,051,758)	89,550,242

NET ASSETS
Beginning of Year or Period	232,787,657	219,296,403	1,159,625,876	995,115,072	544,500,778	454,950,536
End of Year or Period	$178,308,191	$232,787,657	$1,086,296,529	$1,159,625,876	$363,449,020	$544,500,778

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Mid-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$2,888,881	$4,247,421	$8,443,940	$14,226,178	$3,497,599	$6,375,718
Net realized gain (loss)	1,584,135	198,800,439	17,898,404	86,818,552	27,729,128	18,770,372
Change in net unrealized appreciation (depreciation)	(280,557,072)	(34,067,661)	(150,326,970)	72,376,595	(147,128,171)	77,846,022
Net Increase (Decrease) in Net Assets Resulting from Operations	(276,084,056)	168,980,199	(123,984,626)	173,421,325	(115,901,444)	102,992,112

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	371,827,498	43,041,440	190,664,612	59,462,587	22,297,941	143,887,846
Cost of shares repurchased - Class P	(6,566,658)	(292,861,535)	(23,513,600)	(216,637,095)	(129,902,685)	(29,020,415)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	365,260,840	(249,820,095)	167,151,012	(157,174,508)	(107,604,744)	114,867,431
NET INCREASE (DECREASE) IN NET ASSETS	89,176,784	(80,839,896)	43,166,386	16,246,817	(223,506,188)	217,859,543

NET ASSETS
Beginning of Year or Period	751,235,523	832,075,419	805,209,292	788,962,475	619,835,412	401,975,869
End of Year or Period	$840,412,307	$751,235,523	$848,375,678	$805,209,292	$396,329,224	$619,835,412

	PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio		PD Emerging Markets Index Portfolio
OPERATIONS
Net investment income (loss)	$111,629	$463,054	$1,440,230	$2,950,987	$2,289,624	$5,288,687
Net realized gain (loss)	(12,159,674)	9,723,180	8,088,016	13,302,198	19,243,254	22,325,769
Change in net unrealized appreciation (depreciation)	(22,065,301)	(11,790,993)	(38,938,953)	952,861	(59,616,607)	(33,382,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,113,346)	(1,604,759)	(29,410,707)	17,206,046	(38,083,729)	(5,768,217)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	13,314,698	104,526,950	6,257,282	168,187,790	5,811,413	82,800,207
Cost of shares repurchased - Class P	(61,637,436)	(6,557,152)	(65,169,127)	(10,240,682)	(169,865,206)	(13,769,707)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(48,322,738)	97,969,798	(58,911,845)	157,947,108	(164,053,793)	69,030,500
NET INCREASE (DECREASE) IN NET ASSETS	(82,436,084)	96,365,039	(88,322,552)	175,153,154	(202,137,522)	63,262,283

NET ASSETS
Beginning of Year or Period	150,529,727	54,164,688	222,502,872	47,349,718	308,380,943	245,118,660
End of Year or Period	$68,093,643	$150,529,727	$134,180,320	$222,502,872	$106,243,421	$308,380,943

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2022 (1)	Year Ended December 31, 2021
	PD International Large-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$12,975,596	$17,145,063
Net realized gain (loss)	(3,705,130)	66,779,974
Change in net unrealized appreciation (depreciation)	(133,471,249)	(282,706)
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,200,783)	83,642,331

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	48,170,280	71,875,816
Cost of shares repurchased - Class P	(13,939,319)	(72,970,708)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	34,230,961	(1,094,892)
NET INCREASE (DECREASE) IN NET ASSETS	(89,969,822)	82,547,439

NET ASSETS
Beginning of Year or Period	695,602,724	613,055,285
End of Year or Period	$605,632,902	$695,602,724

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENT OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2022

Inflation Managed Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	($69,210,528)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operation activities:
Purchases of long-term securities	(178,723,063)
Proceeds from disposition of long-term securities	38,676,523
Proceeds (purchases) of short-term securities, net	(38,070,953)
Proceeds (purchases) from foreign currency transactions	4,732,448
(Increase) decrease in dividends and interest receivable	(444,305)
(Increase) decrease in receivable for securities sold	(88,934,822)
(Increase) decrease in swap agreements	(474)
(Increase) decrease in variation margin on futures contracts	1,479,555
(Increase) decrease in variation margin on swap agreements	136,167
(Increase) decrease in prepaid expenses and other assets	16,081
Increase (decrease) in payable for securities purchased	(17,578,638)
Increase (decrease) in payable due to brokers	1,860,000
Increase (decrease) in accrued advisory fees	59,022
Increase (decrease) in accrued service fees	(4,859)
Increase (decrease) in accrued support service expenses	465
Increase (decrease) in accrued custodian and portfolio accounting fees	48,645
Increase (decrease) in accrued shareholder report expenses	861
Increase (decrease) in accrued trustees’ fees and deferred compensation	(1,981)
Increase (decrease) in accrued dividends and interest	(1,029)
Increase (decrease) in accrued other	(1,798)
Change in net unrealized (appreciation) depreciation on investments securities	106,062,021
Change in net unrealized (appreciation) depreciation on foreign currencies	195,148
Change in net unrealized (appreciation) depreciation on forward foreign currency contracts	(2,895,699)
Change in net unrealized (appreciation) depreciation on purchased options	(1,838,757)
Change in net unrealized (appreciation) depreciation on swaps (2)	1,000,465
Change in net unrealized (appreciation) depreciation on written options	3,228,789
Net realized (gain) loss on investment securities	8,231,592
Net realized (gain) loss on foreign currencies	667,603
Net realized (gain) loss on forward foreign currency contracts	(5,595,199)
Net realized (gain) loss on written options	(157,948)
Net amortization on investments	(26,099,671)
Net cash provided by operating activities	(263,164,339)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	291,575,907
Payments on shares redeemed	(47,425,549)
Increase (decrease) in payable for reverse repurchase agreements	(34,537,500)
Proceeds from sale-buyback financing activities	6,046,331,607
Payment on sale-buyback financing transactions	(5,991,767,099)
Net cash provided by (used in) financing activities (3)	264,177,366

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	1,013,027

CASH AND FOREIGN CURRENCY:
Beginning of Period	5,471,062
End of Period (4)	$6,484,089

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.

(2)	Excludes centrally cleared swaps included in variation margin.
(3)	Interest paid by the Fund was $342,282.
(4)	Includes cash (segregated for derivative investments) for the Fund of $3,969,000.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2022 (7)	$12.67	$0.13	($1.57)	($1.44)	$-	$-	$-	$11.23	0.74%	0.74%	2.25%	(11.36%	)	$42,950	50%
2021	12.72	0.23	(0.28)	(0.05)	-	-	-	12.67	0.74%	0.74%	1.80%	(0.39%	)	47,044	86%
2020	11.61	0.28	0.83	1.11	-	-	-	12.72	0.74%	0.74%	2.29%	9.58%		46,604	121%
2019	10.46	0.33	0.82	1.15	-	-	-	11.61	0.74%	0.74%	2.98%	10.92%		29,951	78%
2018	10.67	0.33	(0.54)	(0.21)	-	-	-	10.46	0.75%	0.75%	3.10%	(1.94%	)	21,244	83%
2017	10.16	0.28	0.23	0.51	-	-	-	10.67	0.74%	0.74%	2.69%	5.01%		18,368	73%
Class P
2022 (7)	12.84	0.15	(1.60)	(1.45)	-	-	-	11.39	0.54%	0.54%	2.43%	(11.27%	)	433,993	50%
2021	12.86	0.26	(0.28)	(0.02)	-	-	-	12.84	0.54%	0.54%	2.00%	(0.19%	)	590,267	86%
2020	11.72	0.31	0.83	1.14	-	-	-	12.86	0.54%	0.54%	2.53%	9.79%		563,135	121%
2019	10.54	0.36	0.82	1.18	-	-	-	11.72	0.55%	0.55%	3.17%	11.15%		523,920	78%
2018	10.73	0.35	(0.54)	(0.19)	-	-	-	10.54	0.55%	0.55%	3.28%	(1.75%	)	294,297	83%
2017	10.20	0.30	0.23	0.53	-	-	-	10.73	0.55%	0.55%	2.89%	5.21%		376,752	73%
Diversified Bond
Class I
2022 (7)	$11.94	$0.14	($2.03)	($1.89)	$-	$-	$-	$10.05	0.64%	0.64%	2.64%	(15.81%	)	$634,340	47%
2021	12.17	0.26	(0.49)	(0.23)	-	-	-	11.94	0.64%	0.64%	2.20%	(1.93%	)	564,741	106%
2020	11.03	0.30	0.84	1.14	-	-	-	12.17	0.65%	0.65%	2.62%	10.35%		474,148	176%
2019	9.76	0.34	0.93	1.27	-	-	-	11.03	0.65%	0.65%	3.21%	13.00%		568,139	276%
2018	9.90	0.33	(0.47)	(0.14)	-	-	-	9.76	0.65%	0.65%	3.37%	(1.36%	)	378,733	260%
2017	9.26	0.30	0.34	0.64	-	-	-	9.90	0.64%	0.64%	3.14%	6.88%		376,640	237%
Class P
2022 (7)	16.20	0.21	(2.76)	(2.55)	-	-	-	13.65	0.44%	0.44%	2.81%	(15.73%	)	3,035,236	47%
2021	16.49	0.39	(0.68)	(0.29)	-	-	-	16.20	0.44%	0.44%	2.40%	(1.73%	)	4,131,522	106%
2020	14.91	0.44	1.14	1.58	-	-	-	16.49	0.45%	0.45%	2.80%	10.57%		3,974,079	176%
2019	13.17	0.48	1.26	1.74	-	-	-	14.91	0.45%	0.45%	3.41%	13.22%		3,852,139	276%
2018	13.32	0.46	(0.61)	(0.15)	-	-	-	13.17	0.45%	0.45%	3.56%	(1.16%	)	2,753,754	260%
2017	12.44	0.43	0.45	0.88	-	-	-	13.32	0.44%	0.44%	3.34%	7.09%		3,475,577	237%
Floating Rate Income
Class I
2022 (7)	$13.79	$0.26	($1.00)	($0.74)	$-	$-	$-	$13.05	0.90%	0.87%	3.87%	(5.35%	)	$245,017	23%
2021	13.18	0.53	0.08	0.61	-	-	-	13.79	0.91%	0.86%	3.91%	4.62%		269,774	104%
2020	12.59	0.49	0.10	0.59	-	-	-	13.18	0.91%	0.86%	3.94%	4.71%		236,995	107%
2019	11.65	0.62	0.32	0.94	-	-	-	12.59	0.93%	0.88%	5.07%	8.11%		250,135	105%
2018	11.65	0.58	(0.58)	-	-	-	-	11.65	0.94%	0.94%	4.86%	(0.03%	)	90,147	117%
2017	11.23	0.52	(0.10)	0.42	-	-	-	11.65	0.92%	0.92%	4.53%	3.76%		62,641	102%
Class P
2022 (7)	14.03	0.28	(1.02)	(0.74)	-	-	-	13.29	0.70%	0.67%	4.05%	(5.25%	)	523,468	23%
2021	13.38	0.56	0.09	0.65	-	-	-	14.03	0.71%	0.66%	4.10%	4.83%		129,383	104%
2020	12.76	0.53	0.09	0.62	-	-	-	13.38	0.71%	0.66%	4.19%	4.92%		239,179	107%
2019	11.78	0.66	0.32	0.98	-	-	-	12.76	0.73%	0.68%	5.29%	8.30%		394,144	105%
2018	11.76	0.59	(0.57)	0.02	-	-	-	11.78	0.73%	0.73%	4.92%	0.17%		366,922	117%
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%		560,060	102%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2022 (7)	$9.89	$0.23	($1.56)	($1.33)	$-	$-	$-	$8.56	0.63%	0.63%		4.98%	(13.49%	)	$233,960	19%
2021	9.38	0.47	0.04	0.51	-	-	-	9.89	0.63%	0.63%		4.88%	5.42%		351,557	46%
2020	8.87	0.48	0.03	0.51	-	-	-	9.38	0.63%	0.63%		5.51%	5.74%		342,507	59%
2019	7.78	0.45	0.64	1.09	-	-	-	8.87	0.64%	0.64%		5.32%	13.98%		319,345	59%
2018	8.05	0.42	(0.69)	(0.27)	-	-	-	7.78	0.63%	0.63%		5.27%	(3.27%	)	269,670	43%
2017	7.47	0.39	0.19	0.58	-	-	-	8.05	0.63%	0.63%		5.02%	7.75%		324,869	46%
Class P
2022 (7)	10.88	0.26	(1.72)	(1.46)	-	-	-	9.42	0.43%	0.43%		5.20%	(13.40%	)	836,809	19%
2021	10.30	0.54	0.04	0.58	-	-	-	10.88	0.43%	0.43%		5.08%	5.63%		966,816	46%
2020	9.72	0.54	0.04	0.58	-	-	-	10.30	0.43%	0.43%		5.72%	5.96%		1,028,641	59%
2019	8.51	0.51	0.70	1.21	-	-	-	9.72	0.44%	0.44%		5.52%	14.21%		864,418	59%
2018	8.78	0.48	(0.75)	(0.27)	-	-	-	8.51	0.43%	0.43%		5.48%	(3.08%	)	771,581	43%
2017	8.14	0.45	0.19	0.64	-	-	-	8.78	0.43%	0.43%		5.23%	7.96%		522,717	46%
Inflation Managed
Class I
2022 (7)	$13.21	$0.51	($1.72)	($1.21)	$-	$-	$-	$12.00	0.74%	0.74%	(8)	8.07%	(9.21%	)	$293,002	5%
2021	12.50	0.62	0.09	0.71	-	-	-	13.21	0.67%	0.67%		4.88%	5.69%		335,607	115%
2020	11.22	0.12	1.16	1.28	-	-	-	12.50	0.88%	0.88%		0.99%	11.42%		292,256	226%
2019	10.32	0.20	0.70	0.90	-	-	-	11.22	1.93%	1.93%		1.88%	8.64%		278,484	284%
2018	10.55	0.31	(0.54)	(0.23)	-	-	-	10.32	1.56%	1.56%		2.94%	(2.15%	)	297,483	256%
2017	10.18	0.26	0.11	0.37	-	-	-	10.55	1.13%	1.13%		2.52%	3.68%		340,629	193%
Class P
2022 (7)	15.08	0.65	(2.02)	(1.37)	-	-	-	13.71	0.54%	0.54%	(8)	9.13%	(9.12%	)	425,090	5%
2021	14.24	0.74	0.10	0.84	-	-	-	15.08	0.47%	0.47%		5.09%	5.90%		208,469	115%
2020	12.75	0.15	1.34	1.49	-	-	-	14.24	0.68%	0.68%		1.13%	11.64%		206,924	226%
2019	11.71	0.19	0.85	1.04	-	-	-	12.75	1.73%	1.73%		1.55%	8.86%		158,321	284%
2018	11.95	0.38	(0.62)	(0.24)	-	-	-	11.71	1.36%	1.36%		3.18%	(1.96%	)	362,227	256%
2017	11.50	0.32	0.13	0.45	-	-	-	11.95	0.93%	0.93%		2.70%	3.89%		369,795	193%
Intermediate Bond
Class I
2022 (7)	$9.98	$0.06	($1.07)	($1.01)	$-	$-	$-	$8.97	0.64%	0.64%		1.36%	(10.11%	)	$3,927	33%
11/01/2021 - 12/31/2021	9.99	0.02	(0.03)	(0.01)	-	-	-	9.98	0.62%	0.62%		1.12%	(0.16%	)	1,094	135%
Class P
2022 (7)	9.98	0.07	(1.07)	(1.00)	-	-	-	8.98	0.43%	0.43%		1.52%	(10.02%	)	933,252	33%
2021	10.16	0.12	(0.30)	(0.18)	-	-	-	9.98	0.43%	0.43%		1.20%	(1.70%	)	1,254,209	135%
10/23/2020 - 12/31/2020	10.00	0.01	0.15	0.16	-	-	-	10.16	0.45%	0.45%		0.55%	1.57%		1,090,654	82%
Managed Bond
Class I
2022 (7)	$14.76	$0.14	($1.81)	($1.67)	$-	$-	$-	$13.09	0.64%	0.62%		2.08%	(11.29%	)	$726,737	197%
2021	14.93	0.25	(0.42)	(0.17)	-	-	-	14.76	0.63%	0.62%		1.69%	(1.13%	)	871,592	320%
2020	13.78	0.30	0.85	1.15	-	-	-	14.93	0.70%	0.69%		2.04%	8.34%		898,530	574%
2019	12.70	0.38	0.70	1.08	-	-	-	13.78	1.00%	1.00%		2.87%	8.49%		829,816	606%
2018	12.78	0.33	(0.41)	(0.08)	-	-	-	12.70	1.04%	1.04%		2.65%	(0.60%	)	840,708	608%
2017	12.20	0.32	0.26	0.58	-	-	-	12.78	0.69%	0.69%		2.55%	4.72%		880,799	636%
Class P
2022 (7)	16.37	0.17	(2.00)	(1.83)	-	-	-	14.54	0.44%	0.42%		2.27%	(11.21%	)	1,395,312	197%
2021	16.52	0.31	(0.46)	(0.15)	-	-	-	16.37	0.43%	0.42%		1.89%	(0.93%	)	1,886,891	320%
2020	15.22	0.36	0.94	1.30	-	-	-	16.52	0.50%	0.49%		2.23%	8.56%		2,096,829	574%
2019	14.00	0.46	0.76	1.22	-	-	-	15.22	0.80%	0.80%		3.08%	8.71%		2,541,514	606%
2018	14.06	0.39	(0.45)	(0.06)	-	-	-	14.00	0.84%	0.84%		2.83%	(0.40%	)	1,456,611	608%
2017	13.40	0.38	0.28	0.66	-	-	-	14.06	0.49%	0.49%		2.75%	4.93%		1,918,966	636%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Short Duration Bond
Class I
2022 (7)	$10.71	$0.06	($0.48)	($0.42)	$-	$-	$-	$10.29	0.63%	0.63%	1.24%	(3.89%	)	$458,819	53%
2021	10.75	0.12	(0.16)	(0.04)	-	-	-	10.71	0.63%	0.63%	1.10%	(0.45%	)	501,192	82%
2020	10.37	0.18	0.20	0.38	-	-	-	10.75	0.63%	0.63%	1.72%	3.73%		511,791	83%
2019	9.95	0.24	0.18	0.42	-	-	-	10.37	0.64%	0.64%	2.33%	4.22%		465,453	131%
2018	9.84	0.20	(0.09)	0.11	-	-	-	9.95	0.64%	0.64%	2.00%	1.14%		483,827	101%
2017	9.71	0.14	(0.01)	0.13	-	-	-	9.84	0.63%	0.63%	1.38%	1.26%		481,572	52%
Class P
2022 (7)	11.20	0.08	(0.51)	(0.43)	-	-	-	10.77	0.43%	0.43%	1.44%	(3.79%	)	789,949	53%
2021	11.22	0.15	(0.17)	(0.02)	-	-	-	11.20	0.43%	0.43%	1.30%	(0.25%	)	934,420	82%
2020	10.80	0.21	0.21	0.42	-	-	-	11.22	0.43%	0.43%	1.90%	3.94%		1,035,575	83%
2019	10.34	0.27	0.19	0.46	-	-	-	10.80	0.43%	0.43%	2.53%	4.43%		837,740	131%
2018	10.20	0.21	(0.07)	0.14	-	-	-	10.34	0.43%	0.43%	2.07%	1.34%		518,877	101%
2017	10.06	0.16	(0.02)	0.14	-	-	-	10.20	0.43%	0.43%	1.58%	1.46%		1,680,469	52%
Emerging Markets Debt
Class I
2022 (7)	$12.21	$0.29	($1.91)	($1.62)	$-	$-	$-	$10.59	1.07%	1.02%	4.97%	(12.93%	)	$21,731	57%
2021	12.97	0.53	(1.29)	(0.76)	-	-	-	12.21	1.05%	1.03%	4.20%	(6.12%	)	90,598	145%
2020	12.75	0.54	(0.32)	0.22	-	-	-	12.97	1.09%	1.07%	4.54%	1.75%		84,108	82%
2019	11.64	0.68	0.43	1.11	-	-	-	12.75	1.05%	1.03%	5.48%	9.52%		54,255	55%
2018	12.31	0.66	(1.33)	(0.67)	-	-	-	11.64	1.04%	1.04%	5.57%	(5.45%	)	45,110	46%
2017	10.89	0.78	0.64	1.42	-	-	-	12.31	1.06%	1.06%	6.58%	13.09%		47,555	58%
Class P
2022 (7)	12.44	0.32	(1.96)	(1.64)	-	-	-	10.80	0.87%	0.82%	5.33%	(12.85%	)	212,548	57%
2021	13.19	0.56	(1.31)	(0.75)	-	-	-	12.44	0.85%	0.82%	4.40%	(5.94%	)	467,700	145%
2020	12.94	0.59	(0.34)	0.25	-	-	-	13.19	0.86%	0.84%	4.93%	1.96%		290,029	82%
2019	11.80	0.71	0.43	1.14	-	-	-	12.94	0.85%	0.83%	5.63%	9.74%		716,924	55%
2018	12.45	0.67	(1.32)	(0.65)	-	-	-	11.80	0.84%	0.83%	5.66%	(5.26%	)	1,029,570	46%
2017	10.98	0.81	0.66	1.47	-	-	-	12.45	0.86%	0.86%	6.83%	13.32%		325,005	58%
Dividend Growth
Class I
2022 (7)	$36.88	$0.13	($5.87)	($5.74)	$-	$-	$-	$31.14	0.88%	0.88%	0.77%	(15.58%	)	$537,516	8%
2021	29.32	0.21	7.35	7.56	-	-	-	36.88	0.87%	0.87%	0.63%	25.80%		649,523	10%
2020	25.85	0.23	3.24	3.47	-	-	-	29.32	0.88%	0.88%	0.92%	13.44%		526,309	28%
2019	19.78	0.25	5.82	6.07	-	-	-	25.85	0.88%	0.88%	1.06%	30.64%		487,210	23%
2018	20.04	0.27	(0.53)	(0.26)	-	-	-	19.78	0.89%	0.89%	1.32%	(1.28%	)	373,346	27%
2017	16.83	0.19	3.02	3.21	-	-	-	20.04	0.89%	0.89%	1.05%	19.07%		404,609	18%
Class P
2022 (7)	40.71	0.18	(6.48)	(6.30)	-	-	-	34.41	0.68%	0.68%	0.96%	(15.49%	)	784,810	8%
2021	32.30	0.30	8.11	8.41	-	-	-	40.71	0.67%	0.67%	0.84%	26.05%		1,197,125	10%
2020	28.42	0.31	3.57	3.88	-	-	-	32.30	0.68%	0.68%	1.12%	13.66%		1,356,736	28%
2019	21.71	0.32	6.39	6.71	-	-	-	28.42	0.69%	0.69%	1.25%	30.90%		950,491	23%
2018	21.95	0.35	(0.59)	(0.24)	-	-	-	21.71	0.70%	0.70%	1.55%	(1.09%	)	502,741	27%
2017	18.40	0.25	3.30	3.55	-	-	-	21.95	0.69%	0.69%	1.25%	19.31%		438,657	18%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Equity Index
Class I
2022 (7)	$119.09	$0.68	($24.55)	($23.87)	$-	$-	$-	$95.22	0.28%	0.28%	1.27%		(20.05%	)	$3,044,626	3%
2021	92.77	1.21	25.11	26.32	-	-	-	119.09	0.27%	0.27%	1.14%		28.37%		3,929,164	2%
2020	78.55	1.25	12.97	14.22	-	-	-	92.77	0.28%	0.28%	1.59%		18.11%		3,129,087	7%
2019	59.92	1.22	17.41	18.63	-	-	-	78.55	0.28%	0.28%	1.74%		31.10%		2,672,446	6%
2018	62.89	1.08	(4.05)	(2.97)	-	-	-	59.92	0.28%	0.28%	1.66%		(4.73%	)	2,077,180	4%
2017	51.77	1.00	10.12	11.12	-	-	-	62.89	0.28%	0.28%	1.74%		21.48%		2,223,044	4%
Class P
2022 (7)	123.73	0.81	(25.51)	(24.70)	-	-	-	99.03	0.08%	0.08%	1.47%		(19.97%	)	561,019	3%
2021	96.20	1.47	26.06	27.53	-	-	-	123.73	0.07%	0.07%	1.36%		28.63%		581,154	2%
2020	81.29	1.45	13.46	14.91	-	-	-	96.20	0.08%	0.08%	1.79%		18.35%		778,542	7%
2019	61.88	1.40	18.01	19.41	-	-	-	81.29	0.08%	0.08%	1.91%		31.36%		718,257	6%
2018	64.82	1.24	(4.18)	(2.94)	-	-	-	61.88	0.08%	0.08%	1.85%		(4.54%	)	391,230	4%
2017	53.26	1.14	10.42	11.56	-	-	-	64.82	0.08%	0.08%	1.93%		21.72%		884,163	4%
Focused Growth
Class I
2022 (7)	$63.04	($0.09)	($21.66)	($21.75)	$-	$-	$-	$41.29	0.94%	0.94%	(0.37%	)	(34.50%	)	$216,534	23%
2021	52.63	(0.30)	10.71	10.41	-	-	-	63.04	0.95%	0.95%	(0.51%	)	19.79%		347,239	44%
2020	38.06	(0.19)	14.76	14.57	-	-	-	52.63	0.97%	0.97%	(0.44%	)	38.29%		291,287	42%
2019	28.09	(0.06)	10.03	9.97	-	-	-	38.06	0.97%	0.97%	(0.16%	)	35.46%		236,437	40%
2018	26.76	(0.07)	1.40	1.33	-	-	-	28.09	0.97%	0.97%	(0.24%	)	4.99%		180,115	41%
2017	20.66	(0.04)	6.14	6.10	-	-	-	26.76	0.97%	0.97%	(0.17%	)	29.50%		175,961	59%
Class P
2022 (7)	64.49	(0.03)	(22.18)	(22.21)	-	-	-	42.28	0.74%	0.74%	(0.11%	)	(34.44%	)	684,865	23%
2021	53.73	(0.17)	10.93	10.76	-	-	-	64.49	0.75%	0.75%	(0.28%	)	20.03%		496,393	44%
2020	38.77	(0.10)	15.06	14.96	-	-	-	53.73	0.76%	0.76%	(0.23%	)	38.58%		45	42%
2019	28.56	0.02	10.19	10.21	-	-	-	38.77	0.76%	0.76%	0.05%		35.75%		33	40%
2018	27.14	(0.01)	1.43	1.42	-	-	-	28.56	0.76%	0.76%	(0.03%	)	5.21%		24	41%
2017	20.92	0.01	6.21	6.22	-	-	-	27.14	0.76%	0.76%	0.04%		29.77%		23	59%
Growth
Class I
2022 (7)	$64.90	($0.07)	($18.97)	($19.04)	$-	$-	$-	$45.86	0.78%	0.78%	(0.27%	)	(29.34%	)	$667,339	8%
2021	52.59	(0.23)	12.54	12.31	-	-	-	64.90	0.77%	0.77%	(0.38%	)	23.42%		999,552	13%
2020	39.97	(0.12)	12.74	12.62	-	-	-	52.59	0.78%	0.78%	(0.28%	)	31.56%		833,240	40%
2019	28.94	(0.04)	11.07	11.03	-	-	-	39.97	0.78%	0.78%	(0.12%	)	38.13%		709,513	28%
2018	28.26	(0.02)	0.70	0.68	-	-	-	28.94	0.78%	0.78%	(0.05%	)	2.40%		541,763	33%
2017	21.47	0.03	6.76	6.79	-	-	-	28.26	0.78%	0.78%	0.10%		31.64%		567,360	21%
Class P
2022 (7)	70.46	(0.02)	(20.60)	(20.62)	-	-	-	49.84	0.58%	0.58%	(0.07%	)	(29.27%	)	587,657	8%
2021	56.97	(0.12)	13.61	13.49	-	-	-	70.46	0.57%	0.57%	(0.18%	)	23.67%		1,219,416	13%
2020	43.22	(0.04)	13.79	13.75	-	-	-	56.97	0.58%	0.58%	(0.08%	)	31.82%		1,496,227	40%
2019	31.23	0.03	11.96	11.99	-	-	-	43.22	0.58%	0.58%	0.08%		38.41%		1,244,042	28%
2018	30.43	0.05	0.75	0.80	-	-	-	31.23	0.58%	0.58%	0.14%		2.61%		764,599	33%
2017	23.07	0.08	7.28	7.36	-	-	-	30.43	0.58%	0.58%	0.30%		31.90%		627,046	21%
Hedged Equity
Class I
2022 (7)	$10.55	$0.03	($1.03)	($1.00)	$-	$-	$-	$9.55	0.94%	0.90%	0.54%		(9.34%	)	$101,773	22%
04/30/2021 - 12/31/2021	10.00	0.03	0.52	0.55	-	-	-	10.55	1.13%	0.90%	0.48%		5.37%		58,694	34%
Class P
2022 (7)	10.57	0.04	(1.04)	(1.00)	-	-	-	9.57	0.74%	0.70%	0.76%		(9.25%	)	1,389	22%
04/30/2021 - 12/31/2021	10.00	0.05	0.52	0.57	-	-	-	10.57	0.93%	0.70%	0.70%		5.51%		633	34%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Core
Class I
2022 (7)	$68.67	$0.29	($15.27)	($14.98)	$-	$-	$-	$53.69	0.68%	0.68%	0.96%		(21.82%	)	$533,748	101%
2021	53.74	0.53	14.40	14.93	-	-	-	68.67	0.67%	0.67%	0.87%		27.76%		715,346	42%
2020	47.17	0.46	6.11	6.57	-	-	-	53.74	0.68%	0.68%	0.99%		13.94%		625,521	56%
2019	35.70	0.51	10.96	11.47	-	-	-	47.17	0.68%	0.68%	1.20%		32.13%		626,936	42%
2018	38.70	0.50	(3.50)	(3.00)	-	-	-	35.70	0.68%	0.68%	1.27%		(7.74%	)	533,368	62%
2017	33.05	0.47	5.18	5.65	-	-	-	38.70	0.68%	0.68%	1.30%		17.08%		590,847	37%
Class P
2022 (7)	76.88	0.38	(17.09)	(16.71)	-	-	-	60.17	0.48%	0.48%	1.13%		(21.74%	)	508,022	101%
2021	60.05	0.78	16.05	16.83	-	-	-	76.88	0.47%	0.47%	1.14%		28.02%		397,013	42%
2020	52.60	0.61	6.84	7.45	-	-	-	60.05	0.48%	0.48%	1.17%		14.16%		578,315	56%
2019	39.73	0.66	12.21	12.87	-	-	-	52.60	0.48%	0.48%	1.40%		32.40%		459,756	42%
2018	42.98	0.63	(3.88)	(3.25)	-	-	-	39.73	0.48%	0.48%	1.44%		(7.56%	)	426,489	62%
2017	36.64	0.60	5.74	6.34	-	-	-	42.98	0.48%	0.48%	1.50%		17.32%		776,979	37%
Large-Cap Growth
Class I
2022 (7)	$24.64	($0.02)	($8.30)	($8.32)	$-	$-	$-	$16.32	0.95%	0.90%	(0.23%	)	(33.77%	)	$294,978	41%
2021	20.49	(0.10)	4.25	4.15	-	-	-	24.64	0.93%	0.89%	(0.44%	)	20.27%		460,251	40%
2020	14.81	(0.07)	5.75	5.68	-	-	-	20.49	0.93%	0.89%	(0.40%	)	38.35%		420,994	42%
2019	11.19	(0.04)	3.66	3.62	-	-	-	14.81	0.94%	0.89%	(0.30%	)	32.34%		308,203	42%
2018	10.98	(0.01)	0.22	0.21	-	-	-	11.19	0.93%	0.89%	(0.09%	)	1.89%		241,246	65%
2017	8.21	(0.01)	2.78	2.77	-	-	-	10.98	0.94%	0.90%	(0.12%	)	33.69%		231,786	48%
Class P
2022 (7)	29.18	- (9)	(9.84)	(9.84)	-	-	-	19.34	0.75%	0.70%	(0.02%	)	(33.70%	)	547,277	41%
2021	24.21	(0.06)	5.03	4.97	-	-	-	29.18	0.73%	0.69%	(0.24%	)	20.51%		765,546	40%
2020	17.47	(0.04)	6.78	6.74	-	-	-	24.21	0.73%	0.69%	(0.20%	)	38.62%		1,132,392	42%
2019	13.17	(0.02)	4.32	4.30	-	-	-	17.47	0.74%	0.69%	(0.10%	)	32.61%		1,059,043	42%
2018	12.90	0.02	0.25	0.27	-	-	-	13.17	0.74%	0.69%	0.12%		2.09%		993,572	65%
2017	9.63	0.01	3.26	3.27	-	-	-	12.90	0.74%	0.70%	0.07%		33.96%		628,397	48%
Large-Cap Value
Class I
2022 (7)	$34.40	$0.17	($5.15)	($4.98)	$-	$-	$-	$29.42	0.84%	0.84%	1.04%		(14.48%	)	$401,522	5%
2021	27.28	0.33	6.79	7.12	-	-	-	34.40	0.83%	0.83%	1.03%		26.12%		469,171	18%
2020	25.76	0.35	1.17	1.52	-	-	-	27.28	0.83%	0.83%	1.48%		5.87%		376,337	33%
2019	20.05	0.35	5.36	5.71	-	-	-	25.76	0.84%	0.84%	1.52%		28.46%		377,392	10%
2018	22.12	0.30	(2.37)	(2.07)	-	-	-	20.05	0.83%	0.83%	1.36%		(9.35%	)	322,823	13%
2017	19.41	0.26	2.45	2.71	-	-	-	22.12	0.82%	0.82%	1.26%		13.95%		391,088	10%
Class P
2022 (7)	37.97	0.22	(5.69)	(5.47)	-	-	-	32.50	0.64%	0.64%	1.24%		(14.40%	)	711,907	5%
2021	30.05	0.43	7.49	7.92	-	-	-	37.97	0.63%	0.63%	1.25%		26.37%		874,567	18%
2020	28.32	0.43	1.30	1.73	-	-	-	30.05	0.63%	0.63%	1.65%		6.08%		1,216,921	33%
2019	22.00	0.44	5.88	6.32	-	-	-	28.32	0.64%	0.64%	1.73%		28.72%		833,371	10%
2018	24.23	0.37	(2.60)	(2.23)	-	-	-	22.00	0.63%	0.63%	1.54%		(9.17%	)	992,336	13%
2017	21.22	0.33	2.68	3.01	-	-	-	24.23	0.62%	0.62%	1.46%		14.17%		1,691,444	10%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Equity
Class I
2022 (7)	$34.18	$0.13	($6.13)	($6.00)	$-	$-	$-	$28.18	0.88%	0.88%	0.85%		(17.53%	)	$369,998	83%
2021	29.36	0.07	4.75	4.82	-	-	-	34.18	0.88%	0.88%	0.22%		16.40%		457,508	119%
2020	23.03	0.10	6.23	6.33	-	-	-	29.36	0.88%	0.88%	0.44%		27.51%		420,292	103%
2019	19.06	0.21	3.76	3.97	-	-	-	23.03	0.88%	0.88%	0.97%		20.84%		365,156	166%
2018	21.11	0.14	(2.19)	(2.05)	-	-	-	19.06	0.88%	0.88%	0.64%		(9.72%	)	319,749	146%
2017	16.98	0.09	4.04	4.13	-	-	-	21.11	0.88%	0.88%	0.46%		24.27%		369,225	74%
Class P
2022 (7)	42.36	0.20	(7.60)	(7.40)	-	-	-	34.96	0.68%	0.68%	1.04%		(17.45%	)	238,434	83%
2021	36.32	0.17	5.87	6.04	-	-	-	42.36	0.68%	0.68%	0.41%		16.63%		358,643	119%
2020	28.42	0.19	7.71	7.90	-	-	-	36.32	0.68%	0.68%	0.67%		27.77%		398,953	103%
2019	23.48	0.32	4.62	4.94	-	-	-	28.42	0.68%	0.68%	1.17%		21.09%		702,213	166%
2018	25.95	0.22	(2.69)	(2.47)	-	-	-	23.48	0.68%	0.68%	0.84%		(9.54%	)	480,884	146%
2017	20.84	0.15	4.96	5.11	-	-	-	25.95	0.68%	0.68%	0.65%		24.52%		490,130	74%
Mid-Cap Growth
Class I
2022 (7)	$32.05	($0.06)	($10.50)	($10.56)	$-	$-	$-	$21.49	0.93%	0.91%	(0.48%	)	(32.94%	)	$341,610	18%
2021	27.47	(0.17)	4.75	4.58	-	-	-	32.05	0.93%	0.90%	(0.56%	)	16.67%		541,746	37%
2020	18.30	(0.07)	9.24	9.17	-	-	-	27.47	0.93%	0.91%	(0.34%	)	50.14%		474,569	21%
2019	13.22	(0.04)	5.12	5.08	-	-	-	18.30	0.93%	0.91%	(0.27%	)	38.45%		367,697	24%
2018	13.19	(0.02)	0.05	0.03	-	-	-	13.22	0.93%	0.90%	(0.17%	)	0.16%		280,053	55%
2017	10.35	- (9)	2.84	2.84	-	-	-	13.19	0.93%	0.90%	0.03%		27.49%		290,867	25%
Class P
2022 (7)	35.34	(0.04)	(11.58)	(11.62)	-	-	-	23.72	0.73%	0.71%	(0.28%	)	(32.87%	)	461,878	18%
2021	30.23	(0.12)	5.23	5.11	-	-	-	35.34	0.73%	0.70%	(0.37%	)	16.90%		748,898	37%
2020	20.09	(0.03)	10.17	10.14	-	-	-	30.23	0.73%	0.71%	(0.14%	)	50.44%		537,942	21%
2019	14.48	(0.01)	5.62	5.61	-	-	-	20.09	0.73%	0.71%	(0.08%	)	38.73%		586,278	24%
2018	14.43	- (9)	0.05	0.05	-	-	-	14.48	0.73%	0.71%	0.02%		0.36%		470,124	55%
2017	11.30	0.02	3.11	3.13	-	-	-	14.43	0.73%	0.71%	0.20%		27.74%		137,708	25%
Mid-Cap Value
Class I
2022 (7)	$27.41	$0.11	($4.00)	($3.89)	$-	$-	$-	$23.52	0.93%	0.93%	0.85%		(14.20%	)	$127,054	15%
2021	21.58	0.15	5.68	5.83	-	-	-	27.41	0.93%	0.93%	0.60%		27.03%		152,213	22%
2020	20.45	0.18	0.95	1.13	-	-	-	21.58	0.93%	0.93%	1.02%		5.52%		109,677	48%
2019	15.74	0.17	4.54	4.71	-	-	-	20.45	0.93%	0.93%	0.92%		29.94%		119,570	37%
2018	18.47	0.14	(2.87)	(2.73)	-	-	-	15.74	0.92%	0.92%	0.77%		(14.79%	)	94,015	56%
2017	16.00	0.10	2.37	2.47	-	-	-	18.47	0.91%	0.91%	0.56%		15.46%		116,569	57%
Class P
2022 (7)	40.77	0.20	(5.95)	(5.75)	-	-	-	35.02	0.73%	0.73%	1.04%		(14.11%	)	521,896	15%
2021	32.03	0.29	8.45	8.74	-	-	-	40.77	0.73%	0.73%	0.78%		27.29%		713,811	22%
2020	30.30	0.33	1.40	1.73	-	-	-	32.03	0.73%	0.73%	1.23%		5.73%		730,338	48%
2019	23.27	0.30	6.73	7.03	-	-	-	30.30	0.73%	0.73%	1.10%		30.20%		910,059	37%
2018	27.26	0.25	(4.24)	(3.99)	-	-	-	23.27	0.71%	0.71%	0.94%		(14.62%	)	973,693	56%
2017	23.56	0.19	3.51	3.70	-	-	-	27.26	0.71%	0.71%	0.76%		15.69%		1,691,696	57%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Equity
Class I
2022 (7)	$30.21	$0.10	($5.43)	($5.33)	$-	$-	$-	$24.88	1.01%	0.91%	0.72%		(17.62%	)	$86,658	22%
2021	23.89	0.25	6.07	6.32	-	-	-	30.21	1.00%	0.90%	0.87%		26.46%		114,214	51%
2020	22.66	0.25	0.98	1.23	-	-	-	23.89	1.03%	0.93%	1.29%		5.42%		87,097	46%
2019	18.28	0.29	4.09	4.38	-	-	-	22.66	1.02%	0.92%	1.40%		23.96%		84,882	39%
2018	20.99	0.23	(2.94)	(2.71)	-	-	-	18.28	1.02%	0.92%	1.09%		(12.91%	)	70,229	35%
2017	19.31	0.20	1.48	1.68	-	-	-	20.99	1.01%	0.91%	1.03%		8.72%		94,677	28%
Class P
2022 (7)	39.62	0.17	(7.12)	(6.95)	-	-	-	32.67	0.81%	0.71%	0.90%		(17.54%	)	210,882	22%
2021	31.27	0.41	7.94	8.35	-	-	-	39.62	0.80%	0.70%	1.06%		26.71%		363,249	51%
2020	29.60	0.37	1.30	1.67	-	-	-	31.27	0.83%	0.73%	1.46%		5.63%		104,196	46%
2019	23.83	0.43	5.34	5.77	-	-	-	29.60	0.82%	0.72%	1.60%		24.21%		168,886	39%
2018	27.31	0.35	(3.83)	(3.48)	-	-	-	23.83	0.82%	0.72%	1.26%		(12.74%	)	167,917	35%
2017	25.07	0.31	1.93	2.24	-	-	-	27.31	0.81%	0.71%	1.22%		8.94%		427,221	28%
Small-Cap Growth
Class I
2022 (7)	$33.44	($0.03)	($10.64)	($10.67)	$-	$-	$-	$22.77	0.84%	0.84%	(0.19%	)	(31.89%	)	$143,726	25%
2021	32.88	(0.16)	0.72	0.56	-	-	-	33.44	0.84%	0.84%	(0.46%	)	1.69%		204,086	79%
2020	21.14	(0.09)	11.83	11.74	-	-	-	32.88	0.84%	0.84%	(0.36%	)	55.58%		208,805	175%
2019	16.02	(0.15)	5.27	5.12	-	-	-	21.14	0.84%	0.84%	(0.72%	)	31.90%		155,017	99%
2018	15.18	(0.10)	0.94	0.84	-	-	-	16.02	0.84%	0.84%	(0.55%	)	5.55%		130,454	102%
2017	11.66	(0.06)	3.58	3.52	-	-	-	15.18	0.83%	0.83%	(0.44%	)	30.21%		128,927	97%
Class P
2022 (7)	39.65	0.02	(12.64)	(12.62)	-	-	-	27.03	0.64%	0.64%	0.10%		(31.82%	)	115,003	25%
2021	38.91	(0.10)	0.84	0.74	-	-	-	39.65	0.64%	0.64%	(0.25%	)	1.89%		78,051	79%
2020	24.96	(0.04)	13.99	13.95	-	-	-	38.91	0.64%	0.64%	(0.13%	)	55.89%		99,319	175%
2019	18.89	(0.12)	6.19	6.07	-	-	-	24.96	0.64%	0.64%	(0.52%	)	32.17%		42,086	99%
2018	17.86	(0.07)	1.10	1.03	-	-	-	18.89	0.64%	0.64%	(0.33%	)	5.75%		46,225	102%
2017	13.69	(0.04)	4.21	4.17	-	-	-	17.86	0.64%	0.64%	(0.24%	)	30.47%		118,183	97%
Small-Cap Index
Class I
2022 (7)	$35.23	$0.11	($8.43)	($8.32)	$-	$-	$-	$26.91	0.55%	0.55%	0.69%		(23.62%	)	$508,094	11%
2021	30.84	0.23	4.16	4.39	-	-	-	35.23	0.54%	0.54%	0.65%		14.24%		671,321	21%
2020	25.88	0.20	4.76	4.96	-	-	-	30.84	0.55%	0.55%	0.85%		19.16%		610,657	20%
2019	20.74	0.22	4.92	5.14	-	-	-	25.88	0.55%	0.55%	0.93%		24.80%		553,267	12%
2018	23.45	0.21	(2.92)	(2.71)	-	-	-	20.74	0.55%	0.55%	0.87%		(11.55%	)	450,257	16%
2017	20.56	0.19	2.70	2.89	-	-	-	23.45	0.56%	0.56%	0.88%		14.06%		527,673	11%
Class P
2022 (7)	35.91	0.14	(8.59)	(8.45)	-	-	-	27.46	0.35%	0.35%	0.90%		(23.54%	)	143,052	11%
2021	31.37	0.30	4.24	4.54	-	-	-	35.91	0.34%	0.34%	0.85%		14.47%		184,809	21%
2020	26.28	0.25	4.84	5.09	-	-	-	31.37	0.35%	0.35%	1.05%		19.39%		185,980	20%
2019	21.01	0.27	5.00	5.27	-	-	-	26.28	0.35%	0.35%	1.11%		25.05%		156,017	12%
2018	23.71	0.26	(2.96)	(2.70)	-	-	-	21.01	0.35%	0.35%	1.04%		(11.38%	)	248,932	16%
2017	20.75	0.22	2.74	2.96	-	-	-	23.71	0.37%	0.37%	1.04%		14.29%		362,997	11%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2022 (7)	$30.82	$0.08	($6.29)	($6.21)	$-	$-	$-	$24.61	0.99%	0.99%	0.59%	(20.17%	)	$198,670	23%
2021	22.73	0.13	7.96	8.09	-	-	-	30.82	0.98%	0.98%	0.44%	35.61%		270,629	56%
2020	21.97	0.14	0.62	0.76	-	-	-	22.73	0.99%	0.99%	0.81%	3.44%		201,788	51%
2019	17.93	0.12	3.92	4.04	-	-	-	21.97	0.98%	0.98%	0.59%	22.58%		207,494	36%
2018	21.41	0.06	(3.54)	(3.48)	-	-	-	17.93	0.98%	0.98%	0.28%	(16.29%	)	178,406	37%
2017	19.71	0.04	1.66	1.70	-	-	-	21.41	0.98%	0.98%	0.18%	8.65%		231,864	45%
Class P
2022 (7)	37.74	0.14	(7.72)	(7.58)	-	-	-	30.16	0.78%	0.78%	0.79%	(20.09%	)	205,309	23%
2021	27.78	0.23	9.73	9.96	-	-	-	37.74	0.78%	0.78%	0.64%	35.88%		363,532	56%
2020	26.80	0.22	0.76	0.98	-	-	-	27.78	0.79%	0.79%	0.99%	3.64%		106,613	51%
2019	21.82	0.19	4.79	4.98	-	-	-	26.80	0.78%	0.78%	0.77%	22.83%		171,032	36%
2018	26.02	0.11	(4.31)	(4.20)	-	-	-	21.82	0.78%	0.78%	0.43%	(16.12%	)	186,530	37%
2017	23.90	0.09	2.03	2.12	-	-	-	26.02	0.78%	0.78%	0.39%	8.87%		455,577	45%
Value
Class I
2022 (7)	$19.57	$0.16	($1.62)	($1.46)	$-	$-	$-	$18.11	0.94%	0.87%	1.70%	(7.42%	)	$231,956	17%
2021	16.09	0.28	3.20	3.48	-	-	-	19.57	0.94%	0.86%	1.55%	21.64%		265,095	48%
2020	17.28	0.28	(1.47)	(1.19)	-	-	-	16.09	0.95%	0.92%	1.96%	(6.94%	)	242,064	123%
2019	13.86	0.29	3.13	3.42	-	-	-	17.28	0.94%	0.93%	1.84%	24.72%		268,920	31%
2018	15.81	0.23	(2.18)	(1.95)	-	-	-	13.86	0.94%	0.93%	1.44%	(12.37%	)	232,352	19%
2017	13.43	0.19	2.19	2.38	-	-	-	15.81	0.94%	0.92%	1.33%	17.76%		280,712	13%
Class P
2022 (7)	22.51	0.21	(1.86)	(1.65)	-	-	-	20.86	0.74%	0.67%	1.90%	(7.33%	)	694,308	17%
2021	18.47	0.37	3.67	4.04	-	-	-	22.51	0.74%	0.66%	1.75%	21.89%		913,732	48%
2020	19.81	0.36	(1.70)	(1.34)	-	-	-	18.47	0.75%	0.72%	2.17%	(6.75%	)	547,526	123%
2019	15.85	0.37	3.59	3.96	-	-	-	19.81	0.75%	0.73%	2.02%	24.97%		807,432	31%
2018	18.05	0.30	(2.50)	(2.20)	-	-	-	15.85	0.74%	0.73%	1.63%	(12.20%	)	443,178	19%
2017	15.30	0.25	2.50	2.75	-	-	-	18.05	0.74%	0.73%	1.54%	18.00%		735,493	13%
Value Advantage
Class I
2022 (7)	$24.41	$0.19	($2.39)	($2.20)	$-	$-	$-	$22.21	0.89%	0.89%	1.55%	(9.02%	)	$102,884	12%
2021	18.99	0.27	5.15	5.42	-	-	-	24.41	0.89%	0.89%	1.21%	28.52%		97,936	26%
2020	19.54	0.28	(0.83)	(0.55)	-	-	-	18.99	0.89%	0.89%	1.68%	(2.78%	)	56,754	33%
2019	15.39	0.29	3.86	4.15	-	-	-	19.54	0.89%	0.89%	1.63%	26.96%		50,905	17%
2018	16.92	0.29	(1.82)	(1.53)	-	-	-	15.39	0.89%	0.88%	1.70%	(9.06%	)	34,468	20%
2017	14.80	0.21	1.91	2.12	-	-	-	16.92	0.89%	0.88%	1.34%	14.32%		34,916	25%
Class P
2022 (7)	24.84	0.22	(2.44)	(2.22)	-	-	-	22.62	0.69%	0.69%	1.75%	(8.93%	)	662,672	12%
2021	19.29	0.32	5.23	5.55	-	-	-	24.84	0.69%	0.69%	1.42%	28.78%		951,636	26%
2020	19.80	0.31	(0.82)	(0.51)	-	-	-	19.29	0.69%	0.69%	1.87%	(2.58%	)	1,029,439	33%
2019	15.56	0.33	3.91	4.24	-	-	-	19.80	0.69%	0.69%	1.82%	27.21%		886,218	17%
2018	17.08	0.32	(1.84)	(1.52)	-	-	-	15.56	0.69%	0.68%	1.87%	(8.88%	)	790,239	20%
2017	14.91	0.24	1.93	2.17	-	-	-	17.08	0.69%	0.68%	1.55%	14.55%		1,285,850	25%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Emerging Markets
Class I
2022 (7)	$22.14	$0.09		($5.68)	($5.59)	$-	$-	$-	$16.55	1.09%	1.09%	0.91%		(25.24%	)	$326,465	24%
2021	24.13	0.09		(2.08)	(1.99)	-	-	-	22.14	1.05%	1.05%	0.39%		(8.28%	)	424,886	45%
2020	20.57	0.04		3.52	3.56	-	-	-	24.13	1.04%	1.04%	0.22%		17.33%		469,683	36%
2019	16.38	0.12		4.07	4.19	-	-	-	20.57	1.07%	1.07%	0.67%		25.60%		446,118	28%
2018	18.61	0.11		(2.34)	(2.23)	-	-	-	16.38	1.06%	1.06%	0.61%		(11.99%	)	383,056	35%
2017	13.83	0.08		4.70	4.78	-	-	-	18.61	1.06%	1.06%	0.50%		34.52%		447,624	37%
Class P
2022 (7)	23.06	0.10		(5.90)	(5.80)	-	-	-	17.26	0.88%	0.88%	0.99%		(25.16%	)	396,959	24%
2021	25.09	0.15		(2.18)	(2.03)	-	-	-	23.06	0.85%	0.85%	0.58%		(8.10%	)	944,698	45%
2020	21.34	0.09		3.66	3.75	-	-	-	25.09	0.84%	0.84%	0.44%		17.56%		1,112,611	36%
2019	16.96	0.15		4.23	4.38	-	-	-	21.34	0.87%	0.87%	0.81%		25.85%		1,011,549	28%
2018	19.23	0.15		(2.42)	(2.27)	-	-	-	16.96	0.86%	0.86%	0.79%		(11.82%	)	1,318,856	35%
2017	14.27	0.12		4.84	4.96	-	-	-	19.23	0.86%	0.86%	0.72%		34.78%		1,672,893	37%
International Growth
Class I
2022 (7)	$9.92	$0.06		($2.60)	($2.54)	$-	$-	$-	$7.38	0.99%	0.99%	1.57%		(25.56%	)	$1,048	17%
10/29/2021 - 12/31/2021	10.00	(0.01)		(0.07)	(0.08)	-	-	-	9.92	1.02%	1.02%	(0.30%	)	(0.85%	)	538	3%
Class P
2022 (7)	9.92	0.06		(2.59)	(2.53)	-	-	-	7.39	0.79%	0.79%	1.43%		(25.49%	)	520,861	17%
10/29/2021 - 12/31/2021	10.00	-	(9)	(0.08)	(0.08)	-	-	-	9.92	0.84%	0.84%	0.04%		(0.81%	)	711,688	3%
International Large-Cap
Class I
2022 (7)	$13.78	$0.13		($2.84)	($2.71)	$-	$-	$-	$11.07	1.02%	0.99%	2.16%		(19.67%	)	$520,891	7%
2021	12.00	0.14		1.64	1.78	-	-	-	13.78	1.01%	0.98%	1.09%		14.78%		660,058	9%
2020	10.84	0.08		1.08	1.16	-	-	-	12.00	1.01%	1.01%	0.75%		10.74%		626,819	19%
2019	8.47	0.17		2.20	2.37	-	-	-	10.84	1.01%	1.01%	1.72%		28.03%		595,183	10%
2018	9.60	0.13		(1.26)	(1.13)	-	-	-	8.47	1.00%	1.00%	1.40%		(11.81%	)	493,737	15%
2017	7.53	0.11		1.96	2.07	-	-	-	9.60	1.00%	1.00%	1.30%		27.51%		571,592	10%
Class P
2022 (7)	14.90	0.16		(3.08)	(2.92)	-	-	-	11.98	0.82%	0.79%	2.42%		(19.59%	)	531,320	7%
2021	12.96	0.19		1.75	1.94	-	-	-	14.90	0.81%	0.78%	1.39%		15.01%		643,027	9%
2020	11.68	0.10		1.18	1.28	-	-	-	12.96	0.81%	0.81%	0.93%		10.96%		1,056,100	19%
2019	9.10	0.21		2.37	2.58	-	-	-	11.68	0.80%	0.80%	1.98%		28.29%		1,084,523	10%
2018	10.30	0.17		(1.37)	(1.20)	-	-	-	9.10	0.80%	0.80%	1.72%		(11.63%	)	1,413,770	15%
2017	8.06	0.16		2.08	2.24	-	-	-	10.30	0.80%	0.80%	1.68%		27.76%		1,115,876	10%
International Small-Cap
Class I
2022 (7)	$13.28	$0.16		($2.74)	($2.58)	$-	$-	$-	$10.70	1.15%	1.13%	2.71%		(19.46%	)	$74,526	12%
2021	11.66	0.26		1.36	1.62	-	-	-	13.28	1.11%	1.11%	2.01%		13.87%		94,703	128%
2020	10.76	0.12		0.78	0.90	-	-	-	11.66	1.10%	1.10%	1.28%		8.42%		89,998	48%
2019	8.96	0.17		1.63	1.80	-	-	-	10.76	1.13%	1.13%	1.71%		20.07%		95,316	55%
2018	11.51	0.16		(2.71)	(2.55)	-	-	-	8.96	1.09%	1.09%	1.44%		(22.16%	)	80,593	37%
2017	8.73	0.12		2.66	2.78	-	-	-	11.51	1.09%	1.09%	1.15%		31.92%		91,245	49%
Class P
2022 (7)	18.42	0.29		(3.86)	(3.57)	-	-	-	14.85	0.96%	0.94%	3.49%		(19.38%	)	244,965	12%
2021	16.14	0.40		1.88	2.28	-	-	-	18.42	0.91%	0.91%	2.18%		14.10%		175,242	128%
2020	14.86	0.20		1.08	1.28	-	-	-	16.14	0.90%	0.90%	1.54%		8.64%		186,062	48%
2019	12.35	0.22		2.29	2.51	-	-	-	14.86	0.91%	0.91%	1.64%		20.31%		180,917	55%
2018	15.83	0.24		(3.72)	(3.48)	-	-	-	12.35	0.89%	0.89%	1.58%		(22.00%	)	507,601	37%
2017	11.98	0.20		3.65	3.85	-	-	-	15.83	0.89%	0.89%	1.46%		32.18%		905,098	49%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Value
Class I
2022 (7)	$14.26	$0.30	($1.62)	($1.32)	$-	$-	$-	$12.94	0.90%	0.90%	4.29%		(9.25%	)	$273,906	22%
2021	11.85	0.34	2.07	2.41	-	-	-	14.26	0.90%	0.90%	2.50%		20.36%		312,717	35%
2020	12.77	0.19	(1.11)	(0.92)	-	-	-	11.85	0.90%	0.90%	1.83%		(7.17%	)	272,016	66%
2019	10.95	0.32	1.50	1.82	-	-	-	12.77	0.89%	0.89%	2.70%		16.60%		290,316	27%
2018	12.87	0.28	(2.20)	(1.92)	-	-	-	10.95	0.89%	0.89%	2.20%		(14.96%	)	256,738	33%
2017	10.59	0.35	1.93	2.28	-	-	-	12.87	0.90%	0.90%	2.95%		21.57%		303,692	108%
Class P
2022 (7)	16.08	0.40	(1.88)	(1.48)	-	-	-	14.60	0.70%	0.70%	5.08%		(9.16%	)	667,557	22%
2021	13.33	0.40	2.35	2.75	-	-	-	16.08	0.70%	0.70%	2.60%		20.60%		542,306	35%
2020	14.33	0.23	(1.23)	(1.00)	-	-	-	13.33	0.70%	0.70%	1.94%		(6.98%	)	1,065,402	66%
2019	12.27	0.38	1.68	2.06	-	-	-	14.33	0.69%	0.69%	2.87%		16.83%		1,239,876	27%
2018	14.39	0.36	(2.48)	(2.12)	-	-	-	12.27	0.69%	0.69%	2.56%		(14.79%	)	1,384,976	33%
2017	11.82	0.42	2.15	2.57	-	-	-	14.39	0.70%	0.70%	3.15%		21.81%		1,118,795	108%
Health Sciences
Class I
2022 (7)	$64.73	$0.05	($7.37)	($7.32)	$-	$-	$-	$57.41	1.13%	1.13%	0.17%		(11.32%	)	$416,980	24%
2021	57.60	(0.02)	7.15	7.13	-	-	-	64.73	1.13%	1.13%	(0.04%	)	12.38%		492,712	45%
2020	48.49	(0.01)	9.12	9.11	-	-	-	57.60	1.14%	1.14%	(0.03%	)	18.79%		454,545	21%
2019	38.55	0.01	9.93	9.94	-	-	-	48.49	1.14%	1.14%	0.03%		25.77%		420,805	39%
2018	35.73	0.04	2.78	2.82	-	-	-	38.55	1.13%	1.13%	0.10%		7.90%		374,644	30%
2017	28.82	0.01	6.90	6.91	-	-	-	35.73	1.13%	1.13%	0.03%		23.97%		382,294	37%
Class P
2022 (7)	71.35	0.12	(8.13)	(8.01)	-	-	-	63.34	0.93%	0.93%	0.38%		(11.23%	)	1,510	24%
2021	63.36	0.11	7.88	7.99	-	-	-	71.35	0.93%	0.93%	0.16%		12.61%		1,475	45%
2020	53.23	0.10	10.03	10.13	-	-	-	63.36	0.93%	0.93%	0.16%		19.03%		530	21%
2019	42.24	0.11	10.88	10.99	-	-	-	53.23	0.93%	0.93%	0.24%		26.04%		41	39%
2018	39.06	0.13	3.05	3.18	-	-	-	42.24	0.92%	0.92%	0.31%		8.12%		33	30%
2017	31.44	0.09	7.53	7.62	-	-	-	39.06	0.91%	0.91%	0.24%		24.23%		30	37%
Real Estate
Class I
2022 (7)	$39.94	$0.16	($8.37)	($8.21)	$-	$-	$-	$31.73	1.07%	0.98%	0.91%		(20.56%	)	$231,670	11%
2021	28.46	(0.22)	11.70	11.48	-	-	-	39.94	1.07%	0.98%	(0.65%	)	40.32%		308,201	22%
2020	29.43	0.99	(1.96)	(0.97)	-	-	-	28.46	1.07%	0.98%	3.73%		(3.28%	)	242,921	38%
2019	22.41	0.49	6.53	7.02	-	-	-	29.43	1.06%	0.97%	1.80%		31.28%		282,511	33%
2018	24.22	0.91	(2.72)	(1.81)	-	-	-	22.41	1.07%	1.05%	3.91%		(7.45%	)	232,920	87%
2017	23.46	0.01	0.75	0.76	-	-	-	24.22	1.06%	1.06%	0.06%		3.24%		285,963	44%
Class P
2022 (7)	41.91	0.20	(8.78)	(8.58)	-	-	-	33.33	0.87%	0.78%	1.09%		(20.48%	)	250,540	11%
2021	29.81	(0.18)	12.28	12.10	-	-	-	41.91	0.87%	0.78%	(0.51%	)	40.60%		234,297	22%
2020	30.76	1.00	(1.95)	(0.95)	-	-	-	29.81	0.87%	0.78%	3.57%		(3.08%	)	235,401	38%
2019	23.38	0.56	6.82	7.38	-	-	-	30.76	0.87%	0.78%	1.95%		31.55%		404,175	33%
2018	25.22	0.92	(2.76)	(1.84)	-	-	-	23.38	0.87%	0.86%	3.81%		(7.27%	)	147,732	87%
2017	24.38	(0.08)	0.92	0.84	-	-	-	25.22	0.86%	0.86%	(0.33%	)	3.44%		249,186	44%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Technology
Class I
2022 (7)	$16.53	($0.05)	($5.13)	($5.18)	$-	$-	$-	$11.35	1.14%	1.14%	(0.69%	)	(31.36%	)	$208,706	16%
2021	14.52	(0.13)	2.14	2.01	-	-	-	16.53	1.14%	1.14%	(0.84%	)	13.86%		308,749	40%
2020	9.86	(0.09)	4.75	4.66	-	-	-	14.52	1.14%	1.14%	(0.78%	)	47.24%		287,129	44%
2019	7.23	(0.06)	2.69	2.63	-	-	-	9.86	1.15%	1.15%	(0.71%	)	36.32%		189,301	28%
2018	7.11	(0.05)	0.17	0.12	-	-	-	7.23	1.14%	1.14%	(0.63%	)	1.79%		145,479	31%
2017	5.12	(0.03)	2.02	1.99	-	-	-	7.11	1.14%	1.14%	(0.54%	)	38.78%		134,386	31%
Class P
2022 (7)	21.05	(0.04)	(6.54)	(6.58)	-	-	-	14.47	0.94%	0.94%	(0.49%	)	(31.29%	)	990	16%
2021	18.45	(0.13)	2.73	2.60	-	-	-	21.05	0.94%	0.94%	(0.66%	)	14.09%		1,207	40%
2020	12.51	(0.10)	6.04	5.94	-	-	-	18.45	0.94%	0.94%	(0.61%	)	47.54%		482	44%
2019	9.15	(0.05)	3.41	3.36	-	-	-	12.51	0.93%	0.93%	(0.48%	)	36.63%		26	28%
2018	8.97	(0.04)	0.22	0.18	-	-	-	9.15	0.93%	0.93%	(0.42%	)	2.00%		17	31%
2017	6.45	(0.03)	2.55	2.52	-	-	-	8.97	0.92%	0.92%	(0.33%	)	39.08%		16	31%
ESG Diversified
Class I
2022 (7)	$10.70	$0.02	($1.85)	($1.83)	$-	$-	$-	$8.87	0.81%	0.50%	0.36%		(17.15%	)	$17,357	46%
04/30/2021 - 12/31/2021	10.00	0.08	0.62	0.70	-	-	-	10.70	0.97%	0.50%	1.12%		7.00%		16,819	13%
Class P
2022 (7)	10.71	0.03	(1.85)	(1.82)	-	-	-	8.89	0.61%	0.30%	0.56%		(17.06%	)	103	46%
04/30/2021 - 12/31/2021	10.00	0.08	0.63	0.71	-	-	-	10.71	0.77%	0.30%	1.16%		7.15%		114	13%
ESG Diversified Growth
Class I
2022 (7)	$10.11	$- (9)	($1.92)	($1.92)	$-	$-	$-	$8.19	1.10%	0.50%	0.01%		(19.01%	)	$10,814	43%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	-	-	-	10.11	1.23%	0.50%	4.51%		1.09%		12,772	3%
Class P
2022 (7)	10.11	0.01	(1.92)	(1.91)	-	-	-	8.20	0.87%	0.30%	0.24%		(18.93%	)	172	43%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	-	-	-	10.11	1.03%	0.30%	4.67%		1.12%		101	3%
PSF DFA Balanced Allocation
Class D
2022 (7)	$16.92	$0.09	($2.77)	($2.68)	$-	$-	$-	$14.24	0.48%	0.48%	1.17%		(15.83%	)	$326,163	22%
2021	15.04	0.21	1.67	1.88	-	-	-	16.92	0.48%	0.48%	1.28%		12.50%		394,494	16%
2020	13.42	0.19	1.43	1.62	-	-	-	15.04	0.49%	0.49%	1.44%		12.11%		310,280	11%
2019	11.20	0.24	1.98	2.22	-	-	-	13.42	0.50%	0.50%	1.90%		19.75%		243,088	15%
2018	11.94	0.32	(1.06)	(0.74)	-	-	-	11.20	0.54%	0.54%	2.69%		(6.19%	)	161,971	11%
2017	10.57	0.30	1.07	1.37	-	-	-	11.94	0.59%	0.55%	2.65%		12.98%		102,404	16%
Class P
2022 (7)	17.02	0.12	(2.80)	(2.68)	-	-	-	14.34	0.23%	0.23%	1.52%		(15.73%	)	2,072	22%
2021	15.09	0.42	1.51	1.93	-	-	-	17.02	0.23%	0.23%	2.52%		12.78%		1,907	16%
2020	13.42	0.28	1.39	1.67	-	-	-	15.09	0.23%	0.23%	2.01%		12.40%		100	11%
10/31/2019 - 12/31/2019	12.97	0.08	0.37	0.45	-	-	-	13.42	0.23%	0.23%	3.77%		3.53%		24	15%
Pacific Dynamix-Conservative Growth
Class I
2022 (7)	$20.74	($0.04)	($2.98)	($3.02)	$-	$-	$-	$17.72	0.43%	0.39%	(0.39%	)	(14.59%	)	$541,371	15%
2021	19.49	(0.08)	1.33	1.25	-	-	-	20.74	0.42%	0.39%	(0.39%	)	6.44%		652,973	14%
2020	17.37	(0.07)	2.19	2.12	-	-	-	19.49	0.43%	0.37%	(0.37%	)	12.21%		644,310	24%
2019	15.04	(0.06)	2.39	2.33	-	-	-	17.37	0.42%	0.37%	(0.37%	)	15.47%		573,500	13%
2018	15.64	(0.06)	(0.54)	(0.60)	-	-	-	15.04	0.43%	0.38%	(0.38%	)	(3.84%	)	516,504	9%
2017	14.23	(0.06)	1.47	1.41	-	-	-	15.64	0.42%	0.37%	(0.37%	)	9.94%		554,361	11%
Class P
2022 (7)	20.84	(0.02)	(3.01)	(3.03)	-	-	-	17.81	0.23%	0.19%	(0.19%	)	(14.50%	)	4,652	15%
2021	19.53	(0.04)	1.35	1.31	-	-	-	20.84	0.22%	0.19%	(0.19%	)	6.66%		3,001	14%
2020	17.37	(0.03)	2.19	2.16	-	-	-	19.53	0.23%	0.17%	(0.17%	)	12.44%		565	24%
10/31/2019 - 12/31/2019	16.92	- (9)	0.45	0.45	-	-	-	17.37	0.22%	0.17%	(0.17%	)	2.70%		58	13%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix-Moderate Growth
Class I
2022 (7)	$27.88	($0.05)	($4.61)	($4.66)	$-	$-	$-	$23.22	0.42%	0.39%	(0.39%	)	(16.71%	)	$2,401,234	13%
2021	25.21	(0.10)	2.77	2.67	-	-	-	27.88	0.42%	0.38%	(0.38%	)	10.62%		2,961,966	13%
2020	22.00	(0.08)	3.29	3.21	-	-	-	25.21	0.42%	0.37%	(0.37%	)	14.58%		2,734,225	21%
2019	18.50	(0.07)	3.57	3.50	-	-	-	22.00	0.42%	0.37%	(0.37%	)	18.94%		2,535,186	10%
2018	19.58	(0.07)	(1.01)	(1.08)	-	-	-	18.50	0.42%	0.37%	(0.37%	)	(5.53%	)	2,250,973	8%
2017	17.21	(0.07)	2.44	2.37	-	-	-	19.58	0.41%	0.36%	(0.36%	)	13.79%		2,413,720	6%
Class P
2022 (7)	28.01	(0.02)	(4.64)	(4.66)	-	-	-	23.35	0.22%	0.19%	(0.19%	)	(16.62%	)	28,892	13%
2021	25.27	(0.05)	2.79	2.74	-	-	-	28.01	0.22%	0.18%	(0.18%	)	10.85%		22,083	13%
2020	22.01	(0.04)	3.30	3.26	-	-	-	25.27	0.22%	0.17%	(0.17%	)	14.81%		1,343	21%
10/31/2019 - 12/31/2019	21.21	(0.01)	0.81	0.80	-	-	-	22.01	0.21%	0.16%	(0.16%	)	3.75%		303	10%
Pacific Dynamix-Growth
Class I
2022 (7)	$32.98	($0.06)	($6.04)	($6.10)	$-	$-	$-	$26.88	0.42%	0.39%	(0.39%	)	(18.51%	)	$1,630,190	10%
2021	28.85	(0.12)	4.25	4.13	-	-	-	32.98	0.42%	0.38%	(0.38%	)	14.33%		1,830,704	9%
2020	24.91	(0.09)	4.03	3.94	-	-	-	28.85	0.42%	0.37%	(0.37%	)	15.79%		1,267,281	19%
2019	20.26	(0.08)	4.73	4.65	-	-	-	24.91	0.42%	0.37%	(0.37%	)	22.94%		868,260	14%
2018	21.86	(0.08)	(1.52)	(1.60)	-	-	-	20.26	0.42%	0.37%	(0.37%	)	(7.28%	)	717,105	14%
2017	18.60	(0.07)	3.33	3.26	-	-	-	21.86	0.42%	0.36%	(0.36%	)	17.52%		772,806	13%
Class P
2022 (7)	33.13	(0.03)	(6.08)	(6.11)	-	-	-	27.02	0.22%	0.19%	(0.19%	)	(18.43%	)	19,722	10%
2021	28.91	(0.06)	4.28	4.22	-	-	-	33.13	0.22%	0.18%	(0.18%	)	14.57%		17,616	9%
2020	24.92	(0.04)	4.03	3.99	-	-	-	28.91	0.22%	0.17%	(0.17%	)	16.02%		3,086	19%
10/31/2019 - 12/31/2019	23.78	(0.01)	1.15	1.14	-	-	-	24.92	0.21%	0.18%	(0.18%	)	4.77%		85	14%
Portfolio Optimization Conservative
Class I
2022 (7)	$15.32	($0.02)	($2.01)	($2.03)	$-	$-	$-	$13.29	0.32%	0.32%	(0.32%	)	(13.25%	)	$1,240,057	13%
2021	14.99	(0.05)	0.38	0.33	-	-	-	15.32	0.32%	0.32%	(0.32%	)	2.20%		1,496,201	12%
2020	13.89	(0.04)	1.14	1.10	-	-	-	14.99	0.32%	0.32%	(0.32%	)	7.88%		1,677,166	47%
2019	12.38	(0.04)	1.55	1.51	-	-	-	13.89	0.32%	0.32%	(0.32%	)	12.20%		1,547,975	25%
2018	12.81	(0.04)	(0.39)	(0.43)	-	-	-	12.38	0.32%	0.32%	(0.32%	)	(3.38%	)	1,513,368	18%
2017	11.93	(0.04)	0.92	0.88	-	-	-	12.81	0.32%	0.32%	(0.31%	)	7.37%		1,819,223	11%
Class P
2022 (7)	15.38	(0.01)	(2.01)	(2.02)	-	-	-	13.36	0.12%	0.12%	(0.12%	)	(13.16%	)	200	13%
2021	15.02	(0.02)	0.38	0.36	-	-	-	15.38	0.12%	0.12%	(0.12%	)	2.41%		231	12%
2020	13.90	(0.02)	1.14	1.12	-	-	-	15.02	0.12%	0.12%	(0.12%	)	8.10%		178	47%
10/31/2019 - 12/31/2019	13.68	- (9)	0.22	0.22	-	-	-	13.90	0.11%	0.11%	(0.11%	)	1.61%		159	25%
Portfolio Optimization Moderate-Conservative
Class I
2022 (7)	$17.79	($0.03)	($2.69)	($2.72)	$-	$-	$-	$15.07	0.32%	0.32%	(0.32%	)	(15.26%	)	$1,767,329	11%
2021	16.73	(0.05)	1.11	1.06	-	-	-	17.79	0.32%	0.32%	(0.32%	)	6.28%		2,226,011	14%
2020	15.22	(0.05)	1.56	1.51	-	-	-	16.73	0.32%	0.32%	(0.32%	)	9.97%		2,366,379	29%
2019	13.20	(0.05)	2.07	2.02	-	-	-	15.22	0.32%	0.32%	(0.32%	)	15.28%		2,439,237	19%
2018	13.89	(0.04)	(0.65)	(0.69)	-	-	-	13.20	0.32%	0.32%	(0.32%	)	(4.99%	)	2,436,704	19%
2017	12.54	(0.04)	1.39	1.35	-	-	-	13.89	0.31%	0.31%	(0.31%	)	10.79%		3,012,199	9%
Class P
2022 (7)	17.86	(0.01)	(2.70)	(2.71)	-	-	-	15.15	0.12%	0.12%	(0.12%	)	(15.17%	)	253	11%
2021	16.77	(0.02)	1.11	1.09	-	-	-	17.86	0.12%	0.12%	(0.12%	)	6.49%		312	14%
2020	15.22	(0.02)	1.57	1.55	-	-	-	16.77	0.12%	0.12%	(0.12%	)	10.19%		292	29%
10/31/2019 - 12/31/2019	14.84	- (9)	0.38	0.38	-	-	-	15.22	0.11%	0.11%	(0.11%	)	2.56%		250	19%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Moderate
Class I
2022 (7)	$20.08	($0.03)	($3.31)	($3.34)	$-	$-	$-	$16.74	0.32%	0.32%	(0.32%	)	(16.63%	)	$7,450,778	12%
2021	18.40	(0.06)	1.74	1.68	-	-	-	20.08	0.31%	0.31%	(0.31%	)	9.18%		9,507,628	13%
2020	16.45	(0.05)	2.00	1.95	-	-	-	18.40	0.32%	0.32%	(0.32%	)	11.83%		9,839,706	23%
2019	13.89	(0.05)	2.61	2.56	-	-	-	16.45	0.32%	0.32%	(0.32%	)	18.46%		9,999,658	24%
2018	14.86	(0.05)	(0.92)	(0.97)	-	-	-	13.89	0.32%	0.32%	(0.32%	)	(6.55%	)	9,804,910	19%
2017	13.13	(0.04)	1.77	1.73	-	-	-	14.86	0.31%	0.31%	(0.31%	)	13.22%		12,153,581	9%
Class P
2022 (7)	20.17	(0.01)	(3.33)	(3.34)	-	-	-	16.83	0.12%	0.12%	(0.12%	)	(16.55%	)	1,590	12%
2021	18.44	(0.02)	1.75	1.73	-	-	-	20.17	0.11%	0.11%	(0.11%	)	9.40%		1,720	13%
2020	16.46	(0.02)	2.00	1.98	-	-	-	18.44	0.12%	0.12%	(0.12%	)	12.05%		1,410	23%
10/31/2019 - 12/31/2019	15.94	- (9)	0.52	0.52	-	-	-	16.46	0.11%	0.11%	(0.11%	)	3.25%		1,026	24%
Portfolio Optimization Growth
Class I
2022 (7)	$22.61	($0.03)	($4.13)	($4.16)	$-	$-	$-	$18.45	0.32%	0.32%	(0.32%	)	(18.41%	)	$6,721,576	11%
2021	19.99	(0.07)	2.69	2.62	-	-	-	22.61	0.31%	0.31%	(0.31%	)	13.12%		8,689,159	15%
2020	17.73	(0.06)	2.32	2.26	-	-	-	19.99	0.32%	0.32%	(0.32%	)	12.72%		8,618,177	20%
2019	14.58	(0.05)	3.20	3.15	-	-	-	17.73	0.32%	0.32%	(0.32%	)	21.65%		8,651,630	28%
2018	15.88	(0.05)	(1.25)	(1.30)	-	-	-	14.58	0.32%	0.32%	(0.32%	)	(8.19%	)	8,221,474	19%
2017	13.64	(0.05)	2.29	2.24	-	-	-	15.88	0.31%	0.31%	(0.31%	)	16.38%		10,373,218	12%
Class P
2022 (7)	22.71	(0.01)	(4.16)	(4.17)	-	-	-	18.54	0.12%	0.12%	(0.12%	)	(18.33%	)	3,178	11%
2021	20.03	(0.02)	2.70	2.68	-	-	-	22.71	0.11%	0.11%	(0.11%	)	13.34%		3,218	15%
2020	17.74	(0.02)	2.31	2.29	-	-	-	20.03	0.12%	0.12%	(0.12%	)	12.95%		1,990	20%
10/31/2019 - 12/31/2019	17.03	- (9)	0.71	0.71	-	-	-	17.74	0.11%	0.11%	(0.11%	)	4.15%		886	28%
Portfolio Optimization Aggressive-Growth
Class I
2022 (7)	$23.89	($0.03)	($4.66)	($4.69)	$-	$-	$-	$19.20	0.32%	0.32%	(0.32%	)	(19.64%	)	$1,573,436	13%
2021	20.65	(0.07)	3.31	3.24	-	-	-	23.89	0.32%	0.32%	(0.32%	)	15.68%		2,039,105	16%
2020	18.37	(0.06)	2.34	2.28	-	-	-	20.65	0.32%	0.32%	(0.32%	)	12.46%		1,962,163	19%
2019	14.84	(0.05)	3.58	3.53	-	-	-	18.37	0.32%	0.32%	(0.32%	)	23.76%		1,975,940	24%
2018	16.38	(0.05)	(1.49)	(1.54)	-	-	-	14.84	0.32%	0.32%	(0.32%	)	(9.39%	)	1,850,216	18%
2017	13.81	(0.05)	2.62	2.57	-	-	-	16.38	0.31%	0.31%	(0.31%	)	18.60%		2,314,010	14%
Class P
2022 (7)	24.00	(0.01)	(4.69)	(4.70)	-	-	-	19.30	0.12%	0.12%	(0.12%	)	(19.56%	)	1,181	13%
2021	20.70	(0.03)	3.33	3.30	-	-	-	24.00	0.12%	0.12%	(0.12%	)	15.92%		1,176	16%
2020	18.37	(0.02)	2.35	2.33	-	-	-	20.70	0.12%	0.12%	(0.12%	)	12.68%		579	19%
10/31/2019 - 12/31/2019	17.54	- (9)	0.83	0.83	-	-	-	18.37	0.11%	0.11%	(0.11%	)	4.76%		203	24%
PD 1-3 Year Corporate Bond
Class P
2022 (7)	$11.35	$0.05	($0.44)	($0.39)	$-	$-	$-	$10.96	0.22%	0.22%	0.98%		(3.41%	)	$178,308	33%
2021	11.39	0.11	(0.15)	(0.04)	-	-	-	11.35	0.22%	0.22%	1.00%		(0.37%	)	232,788	49%
2020	11.07	0.23	0.09	0.32	-	-	-	11.39	0.22%	0.22%	2.02%		2.94%		219,296	78%
2019	10.55	0.28	0.24	0.52	-	-	-	11.07	0.23%	0.23%	2.62%		4.96%		240,371	53%
2018	10.41	0.23	(0.09)	0.14	-	-	-	10.55	0.23%	0.23%	2.17%		1.33%		211,190	56%
2017	10.25	0.17	(0.01)	0.16	-	-	-	10.41	0.23%	0.23%	1.68%		1.50%		212,208	57%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Aggregate Bond Index
Class P
2022 (7)	$13.95	$0.12	($1.57)	($1.45)	$-	$-	$-	$12.50	0.19%	0.19%	1.93%	(10.38%	)	$1,086,297	38%
2021	14.21	0.22	(0.48)	(0.26)	-	-	-	13.95	0.19%	0.19%	1.58%	(1.84%	)	1,159,626	95%
2020	13.26	0.28	0.67	0.95	-	-	-	14.21	0.19%	0.19%	2.02%	7.15%		995,115	86%
2019	12.23	0.33	0.70	1.03	-	-	-	13.26	0.20%	0.20%	2.58%	8.43%		897,405	32%
2018	12.25	0.31	(0.33)	(0.02)	-	-	-	12.23	0.20%	0.20%	2.61%	(0.14%	)	1,033,233	43%
2017	11.85	0.28	0.12	0.40	-	-	-	12.25	0.20%	0.20%	2.32%	3.37%		1,028,214	55%
PD High Yield Bond Market
Class P
2022 (7)	$19.04	$0.50	($3.16)	($2.66)	$-	$-	$-	$16.38	0.23%	0.23%	5.59%	(13.99%	)	$363,449	12%
2021	18.12	0.97	(0.05)	0.92	-	-	-	19.04	0.22%	0.22%	5.22%	5.07%		544,501	25%
2020	16.98	0.96	0.18	1.14	-	-	-	18.12	0.23%	0.23%	5.76%	6.71%		454,951	32%
2019	14.84	0.95	1.19	2.14	-	-	-	16.98	0.26%	0.26%	5.84%	14.39%		364,770	27%
2018	15.24	0.89	(1.29)	(0.40)	-	-	-	14.84	0.31%	0.31%	5.82%	(2.57%	)	183,329	24%
2017	14.25	0.85	0.14	0.99	-	-	-	15.24	0.32%	0.32%	5.68%	6.93%		191,452	26%
PD Large-Cap Growth Index
Class P
2022 (7)	$82.21	$0.24	($23.36)	($23.12)	$-	$-	$-	$59.09	0.17%	0.17%	0.71%	(28.13%	)	$840,412	22%
2021	64.56	0.41	17.24	17.65	-	-	-	82.21	0.17%	0.17%	0.57%	27.34%		751,236	21%
2020	46.71	0.44	17.41	17.85	-	-	-	64.56	0.17%	0.17%	0.84%	38.22%		832,075	28%
2019	34.32	0.45	11.94	12.39	-	-	-	46.71	0.17%	0.17%	1.10%	36.10%		788,137	26%
2018	34.94	0.44	(1.06)	(0.62)	-	-	-	34.32	0.17%	0.17%	1.17%	(1.78%	)	596,541	23%
2017	26.90	0.39	7.65	8.04	-	-	-	34.94	0.18%	0.18%	1.25%	29.90%		615,085	20%
PD Large-Cap Value Index
Class P
2022 (7)	$43.38	$0.41	($6.06)	($5.65)	$-	$-	$-	$37.73	0.17%	0.17%	1.99%	(13.01%	)	$848,376	14%
2021	34.69	0.75	7.94	8.69	-	-	-	43.38	0.17%	0.17%	1.87%	25.03%		805,209	24%
2020	33.65	0.74	0.30	1.04	-	-	-	34.69	0.17%	0.17%	2.48%	3.10%		788,962	47%
2019	26.64	0.77	6.24	7.01	-	-	-	33.65	0.17%	0.17%	2.51%	26.32%		801,722	21%
2018	29.08	0.71	(3.15)	(2.44)	-	-	-	26.64	0.17%	0.17%	2.46%	(8.41%	)	620,769	20%
2017	25.63	0.62	2.83	3.45	-	-	-	29.08	0.18%	0.18%	2.31%	13.48%		693,741	18%
PD Mid-Cap Index
Class P
2022 (7)	$13.76	$0.09	($3.07)	($2.98)	$-	$-	$-	$10.78	0.18%	0.18%	1.41%	(21.64%	)	$396,329	18%
2021	11.24	0.15	2.37	2.52	-	-	-	13.76	0.17%	0.17%	1.18%	22.37%		619,835	19%
10/23/2020 - 12/31/2020	10.00	0.04	1.20	1.24	-	-	-	11.24	0.21%	0.21%	2.05%	12.44%		401,976	2%
PD Small-Cap Growth Index
Class P
2022 (7)	$47.25	$0.04	($13.98)	($13.94)	$-	$-	$-	$33.31	0.24%	0.24%	0.22%	(29.50%	)	$68,094	47%
2021	45.98	0.18	1.09	1.27	-	-	-	47.25	0.22%	0.22%	0.38%	2.76%		150,530	65%
2020	34.13	0.13	11.72	11.85	-	-	-	45.98	0.25%	0.25%	0.39%	34.71%		54,165	60%
2019	26.64	0.16	7.33	7.49	-	-	-	34.13	0.26%	0.26%	0.51%	28.15%		61,827	43%
2018	29.40	0.14	(2.90)	(2.76)	-	-	-	26.64	0.25%	0.25%	0.47%	(9.42%	)	35,898	40%
2017	24.11	0.16	5.13	5.29	-	-	-	29.40	0.23%	0.23%	0.62%	21.95%		113,300	33%

See Notes to Financial Statements	See explanation of references on B-46

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Small-Cap Value Index
Class P
2022 (7)	$36.44	$0.28	($6.66)	($6.38)	$-	$-	$-	$30.06	0.21%	0.21%	1.65%	(17.51%	)	$134,180	32%
2021	28.49	0.61	7.34	7.95	-	-	-	36.44	0.21%	0.21%	1.71%	27.90%		222,503	56%
2020	27.16	0.43	0.90	1.33	-	-	-	28.49	0.26%	0.26%	1.94%	4.92%		47,350	76%
2019	22.25	0.50	4.41	4.91	-	-	-	27.16	0.25%	0.25%	1.99%	22.06%		61,820	37%
2018	25.56	0.47	(3.78)	(3.31)	-	-	-	22.25	0.22%	0.22%	1.81%	(12.97%	)	80,421	37%
2017	23.76	0.44	1.36	1.80	-	-	-	25.56	0.21%	0.21%	1.83%	7.59%		194,343	37%
PD Emerging Markets Index
Class P
2022 (7)	$20.86	$0.23	($4.16)	($3.93)	$-	$-	$-	$16.93	0.69%	0.44%	2.35%	(18.87%	)	$106,243	22%
2021	21.15	0.41	(0.70)	(0.29)	-	-	-	20.86	0.59%	0.43%	1.88%	(1.38%	)	308,381	45%
2020	18.60	0.32	2.23	2.55	-	-	-	21.15	0.53%	0.53%	1.84%	13.76%		245,119	25%
2019	16.07	0.45	2.08	2.53	-	-	-	18.60	0.53%	0.53%	2.59%	15.75%		203,898	16%
2018	18.63	0.35	(2.91)	(2.56)	-	-	-	16.07	0.52%	0.52%	1.98%	(13.77%	)	194,831	13%
2017	13.65	0.28	4.70	4.98	-	-	-	18.63	0.53%	0.53%	1.70%	36.49%		210,750	13%
PD International Large-Cap Index
Class P
2022 (7)	$24.81	$0.45	($4.75)	($4.30)	$-	$-	$-	$20.51	0.27%	0.21%	3.96%	(17.31%	)	$605,633	2%
2021	21.72	0.64	2.45	3.09	-	-	-	24.81	0.28%	0.24%	2.67%	14.19%		695,603	57%
2020	20.06	0.41	1.25	1.66	-	-	-	21.72	0.26%	0.26%	2.24%	8.25%		613,055	11%
2019	16.49	0.53	3.04	3.57	-	-	-	20.06	0.26%	0.26%	2.88%	21.68%		558,259	10%
2018	19.28	0.50	(3.29)	(2.79)	-	-	-	16.49	0.26%	0.26%	2.67%	(14.44%	)	529,208	8%
2017	15.41	0.45	3.42	3.87	-	-	-	19.28	0.26%	0.26%	2.59%	25.07%		482,781	10%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds or classes that commenced operations after January 1, 2017, the first date reported represents the commencement date of operations for the Fund.
(3)	No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, ESG Diversified Growth, PSF DFA Balanced Allocation, Pacific Dynamix, and Portfolio Optimization Portfolios do not include expenses of their respective underlying funds in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the period ended June 30, 2022.
(8)	The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2022 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.64%	0.44%

(9)	Reflects an amount rounding to less than $0.01 per share or 0.01%.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2022, the Trust was comprised of the following fifty-five separate funds, (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (3)
Diversified Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix — Growth Portfolio (3)
Floating Rate Income Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Conservative Portfolio (4)
High Yield Bond Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (4)
Inflation Managed Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Moderate Portfolio (4)
Intermediate Bond Portfolio (1)	Value Portfolio (1)	Portfolio Optimization Growth Portfolio (4)
Managed Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (4)
Short Duration Bond Portfolio (1)	Emerging Markets Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (5)
Emerging Markets Debt Portfolio (1)	International Growth Portfolio (1)	PD Aggregate Bond Index Portfolio (5)
Dividend Growth Portfolio (1)	International Large-Cap Portfolio (1)	PD High Yield Bond Market Portfolio (5)
Equity Index Portfolio (1)	International Small-Cap Portfolio (1)	PD Large-Cap Growth Index Portfolio (5)
Focused Growth Portfolio (1)	International Value Portfolio (1)	PD Large-Cap Value Index Portfolio (5)
Growth Portfolio (1)	Health Sciences Portfolio	PD Mid-Cap Index Portfolio (5)
Hedged Equity Portfolio	Real Estate Portfolio (1)	PD Small-Cap Growth Index Portfolio (5)
Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio) (1)	Technology Portfolio	PD Small-Cap Value Index Portfolio (5)
Large-Cap Growth Portfolio (1)	ESG Diversified Portfolio (2)	PD Emerging Markets Index Portfolio (5)
Large-Cap Value Portfolio (1)	ESG Diversified Growth Portfolio (2)	PD International Large-Cap Index Portfolio (5)
Mid-Cap Equity Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (3)

(1)	These Funds are collectively known as the “Underlying Funds”
(2)	These Funds are collectively known as the “ESG Portfolios”
(3)	These Funds are collectively known as the “Pacific Dynamix Portfolios”
(4)	These Funds are collectively known as the “Portfolio Optimization Portfolios”
(5)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund, except for the PSF DFA Balanced Allocation Portfolio and the Pacific Dynamix Underlying Funds, offers both Class I and Class P shares. The PSF DFA Balanced Allocation Portfolio offers Class D and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF DFA Balanced Allocation Portfolio are known as the “Funds of Funds”.

The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.

The ESG Portfolios invest their assets in a variety of eligible affiliated and unaffiliated third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The ESG Underlying Funds are offered by Calvert Research and Management, Fidelity Management & Research Company, Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., Pacific Investment Management Company LLC, and Pacific Funds Series Trust, and are not funds of the Trust. Calvert Research and Management, Fidelity Management & Research Company, Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., and Pacific Investment Management Company LLC are not affiliated with the Trust, the Distributor or the Investment Adviser. Pacific Funds Series Trust (“Pacific Funds”) is affiliated with the Trust, the Distributor and the Investment Adviser.

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP, and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Distributor or the Investment Adviser.

Class D, Class I, and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds (and share classes) of the Trust to make available. Not all share classes are available for each Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2022.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) for the one week and two month U.S. dollar (“USD”) tenors as well as certain non-USD LIBOR tenors after December 31, 2021, and the planned discontinuation of certain non-USD LIBOR tenors after December 31, 2022 as well as the overnight and one, three, six and twelve month USD LIBOR tenors after June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on these financial statements.

In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2021-01 clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately

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on an elective basis. The amendments in this update do not apply to contract modifications made after December 31, 2022. Management does not expect ASU 2021-01 to have a material impact on these financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. ASU 2022-03 is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

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Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available, if there is a trading halt for individual holdings, or if there is an unscheduled market closure (e.g., in the event of a natural disaster, strikes, news of significant governmental actions, regulatory trading halts, system failures, terrorist threats or activities, or armed conflict, etc.). In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2022, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity

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securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility

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measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended June 30, 2022 are summarized in the following table:

Portfolio	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Core Income Portfolio	$181,159	$167,210	($13,949)
Diversified Bond Portfolio	878,261	810,635	(67,626)
Floating Rate Income Portfolio	2,295,136	2,139,945	(155,191)

4. INVESTMENTS AND RISKS

General Investment Risk

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental

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and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

LIBOR Transition Risk

Certain investments may rely in some manner on LIBOR. LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the FCA announced that USD LIBOR will cease to be published by the IBA or any other administrator, or will no longer be representative after June 30, 2023 for the most common tenors (overnight and one, three, six and twelve month), and ceased publishing for the less common tenors of USD LIBOR (one week and two month) and most tenors of non-USD LIBOR after December 31, 2021. Certain sterling and yen LIBOR settings (one, three, and six month) will be published on a “synthetic” basis through the end of 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on the Secured Overnight Financing Rate (“SOFR”) (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for certain contracts that reference LIBOR and contain no, or insufficient, fallback provisions. It is expected that implementing regulations in respect of the law will follow.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, there remains uncertainty regarding the transition to, and nature of, any selected replacement rates, as well as the impact on investments that currently utilize LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. These federal income tax consequences would apply only to the shareholders of the Funds (the insurance companies offering the variable products and as applicable certain funds of funds of the Trust), but there would not be federal income tax consequences to the contract holders of the variable products. The IRS may provide additional guidance, with potential retroactive effect.

Fund of Funds Investments

The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a

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similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.

The ESG Portfolios are exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of their assets among the ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/ or ESG Underlying Funds may cause them to underperform other mutual funds with similar investment objectives. The ESG Portfolios may invest in any or all of the ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the Federal Reserve’s recent interest rate raises in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react

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differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries (including China and Hong Kong); restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

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When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2022, no participation interest in Senior Loans was held by any of the Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

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Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.

A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or

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commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond Portfolio used futures to manage duration, manage exposure to international bond markets and for yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond and Emerging Markets Debt Portfolios used interest rate futures contracts to manage duration and interest rate risk, and the Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Hedged Equity Portfolio used index futures contracts to manage risk. The Large-Cap Core Portfolio held futures to gain targeted equity exposures from the portfolio’s cash positions. The Equity Index, Small-Cap Equity, Small-Cap Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Emerging Markets, International Small-Cap, International Value and PD Emerging Markets Index Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio utilized futures to equitize large flows of cash.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which

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(Unaudited)

expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: The Diversified Bond Portfolio used options to manage duration, manage exposure to international bond markets and yield curve exposure. The Managed Bond Portfolio sold/wrote options on futures, currencies, bond indices, and swaps, and also purchased options on futures, bond indices, currencies and TBAs as a means of capitalizing on anticipated changes in market volatility and to generate income. The Inflation Managed Portfolio sold/wrote options and swaptions on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Hedged Equity Portfolio purchased and wrote options on indices to manage risk. The Mid-Cap Growth Portfolio purchased and wrote option contracts on individual equity securities to gain exposure to certain companies.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Diversified Bond Portfolio used Forward Contracts to take outright positions in a variety of currencies. The Inflation Managed and Managed Bond Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part the investment strategy for these Funds. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contract to hedge against currency fluctuations.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration, manage exposure to international bond markets and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Diversified Bond Portfolio utilized credit default swaps on investment grade indices to adjust credit exposure to certain international bond markets. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps on securities and credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, mortgage, emerging markets or other sectors. The Inflation Managed and Managed Bond Portfolios purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market. The Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads and for hedging purposes.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the Inflation Managed Portfolio entered into total return swaps to hedge duration.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2022:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2022	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$89,622,573	$2,152	$-	$7,018,935	$82,601,486
Inflation Managed	13,137,685	5,870	-	3,221,397	9,910,418
Managed Bond	22,546,744	902,353	-	5,287,114	16,357,277
Short Duration Bond	48,286	-	-	-	48,286
Emerging Markets Debt	2,410,131	-	-	324,891	2,085,240
Hedged Equity	3,205,135	-	3,205,135	-	-
Value	294,265	-	-	294,265	-
PD International Large-Cap Index	24,992	-	24,992	-	-

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2022	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($105,572,714)	($14,581,232)	$-	($21,068,845)	($69,922,637)
Inflation Managed	(15,163,979)	(11,066)	-	(487,594)	(14,665,319)
Managed Bond	(40,156,718)	(6,818,815)	-	(6,417,614)	(26,920,289)
Short Duration Bond	(1,630,197)	-	-	-	(1,630,197)
Emerging Markets Debt	(2,324,096)	-	-	(1,102,013)	(1,222,083)
Equity Index	(1,076,292)	-	(1,076,292)	-	-
Hedged Equity	(3,105,021)	-	(3,105,021)	-	-
Large-Cap Core	(74,264)	-	(74,264)	-	-
Mid-Cap Growth	(1,445,350)	-	(1,445,350)	-	-
Small-Cap Equity	(41,508)	-	(41,508)	-	-
Small-Cap Index	(307,224)	-	(307,224)	-	-
Value	(56,065)	-	-	(56,065)	-
Health Sciences	(37,614)	-	-	(37,614)	-
PD Large-Cap Growth Index	(267,113)	-	(267,113)	-	-
PD Large-Cap Value Index	(359,754)	-	(359,754)	-	-
PD Mid-Cap Index	(100,584)	-	(100,584)	-	-
PD Small-Cap Growth Index	(44,827)	-	(44,827)	-	-
PD Small-Cap Value Index	(45,790)	-	(45,790)	-	-
PD Emerging Markets Index	(5,099)	-	(5,099)	-	-
PD International Large-Cap Index	(40,972)	-	(40,972)	-	-

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2022:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($156,621,653)	($4,164,742)	$-	($12,098,806)	($140,358,105)
Inflation Managed	17,614,122	6,726	-	5,595,199	12,012,197
Managed Bond	(5,915,433)	(4,723,379)	-	7,945,531	(9,137,585)
Short Duration Bond	(3,534,736)	-	-	-	(3,534,736)
Emerging Markets Debt	13,561,990	567,745	-	5,695,842	7,298,403
Equity Index	(3,801,826)	-	(3,801,826)	-	-
Hedged Equity	9,644,968	-	9,644,968	-	-
Large-Cap Core	(1,140,421)	-	(1,140,421)	-	-
Mid-Cap Growth	(3,454,198)	-	(3,454,198)	-	-
Small-Cap Equity	(271,417)	-	(271,417)	-	-
Small-Cap Index	(1,858,535)	-	(1,858,535)	-	-
Value	6,296,392	-	-	6,296,392	-
Emerging Markets	5,837,755	-	5,837,755	-	-
International Small-Cap	384,704	-	384,704	-	-
International Value	317,345	-	317,345	-	-
Health Sciences	387,817	-	-	387,817	-
PD Large-Cap Growth Index	(537,768)	-	(537,768)	-	-
PD Large-Cap Value Index	(1,334,248)	-	(1,334,248)	-	-
PD Mid-Cap Index	(319,594)	-	(319,594)	-	-
PD Small-Cap Growth Index	(106,354)	-	(106,354)	-	-
PD Small-Cap Value Index	(299,138)	-	(299,138)	-	-
PD Emerging Markets Index	14,414,909	-	14,414,909	-	-
PD International Large-Cap Index	(2,085,590)	-	(2,085,590)	-	-

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($19,891,693)	($15,146,068)	$-	($19,123,256)	$14,377,631
Inflation Managed	292,459	(20,999)	-	2,895,699	(2,582,241)
Managed Bond	(17,185,760)	(7,090,734)	-	2,665,353	(12,760,379)
Short Duration Bond	(985,976)	-	-	-	(985,976)
Emerging Markets Debt	(492,189)	522,679	-	(685,676)	(329,192)
Equity Index	(1,635,147)	-	(1,635,147)	-	-
Hedged Equity	6,865	-	6,865	-	-
Large-Cap Core	(74,264)	-	(74,264)	-	-
Mid-Cap Growth	605,801	-	605,801	-	-
Small-Cap Equity	(73,793)	-	(73,793)	-	-
Small-Cap Index	(479,792)	-	(479,792)	-	-
Value	1,452,065	-	-	1,452,065	-
Health Sciences	(37,614)	-	-	(37,614)	-
PD Large-Cap Growth Index	(298,484)	-	(298,484)	-	-
PD Large-Cap Value Index	(488,889)	-	(488,889)	-	-
PD Mid-Cap Index	(288,226)	-	(288,226)	-	-
PD Small-Cap Growth Index	(70,654)	-	(70,654)	-	-
PD Small-Cap Value Index	(94,920)	-	(94,920)	-	-
PD Emerging Markets Index	(106,873)	-	(106,873)	-	-
PD International Large-Cap Index	(287,322)	-	(287,322)	-	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2022:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	29	($36,599,442)	29	($2,580,100)	44	($3,587,418)	32	$27,961,611
Inflation Managed	18	1,210,810	31	1,654,573	62	(1,040,405)	64	(2,914,545)
Managed Bond	8	949,225	59	(407,331)	17	(3,066,991)	57	(5,812,628)
Short Duration Bond	4	(1,425,569)	-	-	-	-	-	-
Emerging Markets Debt	3	101,799	20	(15,230)	-	-	16	875,736
Equity Index	1	483,015	-	-	-	-	-	-
Hedged Equity	1	(6,840)	-	-	3	19,394	-	-
Large-Cap Core	1	(24,755)
Mid-Cap Growth	-	-	-	-	2	(1,291,850)	-	-
Small-Cap Equity	1	(6,559)	-	-	-	-	-	-
Small-Cap Index	1	37,593	-	-	-	-	-	-
Value	-	-	4	(356,069)	-	-	-	-
Health Sciences	-	-	3	(35,785)	-	-	-	-
PD Large-Cap Growth Index	2	(36,316)	-	-	-	-	-	-
PD Large-Cap Value Index	2	2,793	-	-	-	-	-	-
PD Mid-Cap Index	2	85,536	-	-	-	-	-	-
PD Small-Cap Growth Index	1	(6,767)	-	-	-	-	-	-
PD Small-Cap Value Index	1	21,021	-	-	-	-	-	-
PD Emerging Markets Index	1	21,996	-	-	-	-	-	-
PD International Large-Cap Index	2	205,277	-	-	-	-	-	-

In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2022.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2022:

	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities					Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instrument		Collateral Received		Net Amount			Financial Instrument		Collateral Pledged		Net Amount
	Assets							Liabilities

Diversified Bond
Forward foreign currency contracts	$6,927,195		($2,897,660)		$-		$4,029,535	($13,174,909)		$2,897,660		$-		($10,277,249)

Inflation Managed
Forward foreign currency contracts	3,221,397		(387,636)		(1,377,750)		1,456,011	(487,594)		387,636		38,459		(61,499)
Option contracts	3,537,772		(3,524,439)		-		13,333	(5,051,173)		3,524,439		1,074,373		(452,361)
Swap agreements	-		-		-		-	(1,000,465)		-		359,149		(641,316)
Sale-buyback financing transactions	-		-		-		-	(469,622,459)		465,219,567		-		(4,402,892)

Managed Bond
Forward foreign currency contracts	5,287,114		(1,189,161)		(3,330,195)		767,758	(5,875,853)		1,189,161		4,574,346		(112,346)
Option contracts	101,536		(101,536)		-		-	(2,286,556)		101,536		1,622,863		(562,157)
Swap agreements	-		-		-		-	(761,640)		-		581,850		(179,790)

Emerging Markets Debt
Forward foreign currency contracts	324,891		(324,891)		-		-	(1,102,013)		324,891		-		(777,122)

Value
Forward foreign currency contracts	294,265		-		-		294,265	(56,065)		-		-		(56,065)

Health Sciences
Forward foreign currency contracts	-		-		-		-	(37,614)		-		-		(37,614)
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund, exceeded the value of the repurchase agreements as of June 30, 2022.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds. PLFA manages the Pacific Dynamix, Portfolio Optimization, PSF DFA Balanced Allocation, and ESG Portfolios directly. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2022, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, the advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:

Portfolio	Investment Advisory Fee	Advisory Fee Waiver through April 30, 2023 (unless otherwise noted)	Sub-Adviser(s)
Core Income	0.50% on first $4 billion 0.48% on excess		Pacific Asset Management LLC
Diversified Bond	0.40% on first $4 billion 0.38% on excess		Western Asset Management Company, LLC
Floating Rate Income	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess	None (0.05% prior to May 1, 2022)	Pacific Asset Management LLC
High Yield Bond	0.40% on first $4 billion 0.38% on excess		Pacific Asset Management LLC
Inflation Managed	0.40% on first $4 billion 0.38% on excess		Pacific Investment Management Company LLC
Intermediate Bond	0.40% on first $4 billion 0.38% on excess		J.P. Morgan Investment Management Inc.
Managed Bond	0.40% on first $4 billion 0.38% on excess	0.015%	Pacific Investment Management Company LLC
Short Duration Bond	0.40% on first $4 billion 0.38% on excess		T. Rowe Price Associates, Inc.
Emerging Markets Debt	0.785% on first $1 billion 0.755% on next $1 billion 0.725% on next $2 billion 0.705% on excess	0.05%	Principal Global Investors, LLC

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee	Advisory Fee Waiver through April 30, 2023 (unless otherwise noted)	Sub-Adviser(s)
Dividend Growth	0.70% on first $100 million 0.66% on next $900 million 0.63% on next $3 billion 0.61% on excess		T. Rowe Price Associates, Inc.
Equity Index	0.05% on first $4 billion 0.03% on excess		BlackRock Investment Management, LLC
Focused Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess		Janus Henderson Investors US LLC (formerly known as Janus Capital Management LLC)
Growth	0.55% on first $4 billion 0.53% on excess		MFS Investment Management
Hedged Equity	0.60%		J.P. Morgan Investment Management Inc.
Large-Cap Core	0.45% on first $4 billion 0.43% on excess		J.P. Morgan Investment Management Inc. (Invesco Advisers, Inc. prior to May 1, 2022)
Large-Cap Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.045%	BlackRock Investment Management, LLC
Large-Cap Value	0.65% on first $100 million 0.61% on next $900 million 0.58% on next $3 billion 0.56% on excess		ClearBridge Investments, LLC
Mid-Cap Equity	0.65% on first $4 billion 0.63% on excess		Scout Investments, Inc.
Mid-Cap Growth	0.70% on first $4 billion 0.68% on excess	0.025%	Delaware Investments Fund Advisers
Mid-Cap Value	0.70% on first $1 billion 0.65% on next $1 billion 0.60% on excess		Boston Partners Global Investors, Inc.
Small-Cap Equity	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess	0.10%	BlackRock Investment Management, LLC and Franklin Mutual Advisers, LLC (co-sub-advisers)
Small-Cap Growth	0.60% on first $4 billion 0.58% on excess		MFS Investment Management
Small-Cap Index	0.30% on first $4 billion 0.28% on excess		BlackRock Investment Management, LLC
Small-Cap Value	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess		AllianceBernstein L.P.
Value	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.075%	American Century Investment Management, Inc.
Value Advantage	0.66% on first $4 billion 0.64% on excess		J.P. Morgan Investment Management Inc.
Emerging Markets	0.80% on first $4 billion 0.78% on excess		Invesco Advisers, Inc.
International Growth	0.85% on first $100 million 0.75% on next $100 million 0.70% on next $300 million 0.65% on excess		ClearBridge Investments, LLC
International Large-Cap	0.85% on first $100 million 0.77% on next $900 million 0.75% on next $3 billion 0.73% on excess	0.03%	MFS Investment Management
International Small-Cap	0.85% on first $1 billion 0.82% on next $1 billion 0.79% on next $2 billion 0.77% on excess	0.015%	FIAM LLC

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee	Advisory Fee Waiver through April 30, 2023 (unless otherwise noted)	Sub-Adviser(s)
International Value	0.65% on first $4 billion 0.63% on excess		Wellington Management Company LLP
Health Sciences	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		BlackRock Investment Management, LLC
Real Estate	0.90% on first $100 million 0.82% on next $900 million 0.80% on next $3 billion 0.78% on excess	0.09%	Principal Real Estate Investors, LLC
Technology	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		MFS Investment Management
ESG Portfolios PSF DFA Balanced Allocation Pacific Dynamix Portfolios	0.20%
Portfolio Optimization Portfolios	0.10%
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Mid-Cap Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess		BlackRock Investment Management, LLC
PD Emerging Markets Index	0.60% on first $50 million 0.35% on excess	0.44% on first $50 million 0.18% on excess	FIAM LLC serves as the sub-adviser and Geode Capital Management, LLC serves as the sub-subadviser
PD International Large-Cap Index	0.25% on first $100 million 0.20% on excess	0.10% on first $100 million 0.05% on excess	FIAM LLC serves as the sub-adviser and Geode Capital Management, LLC serves as the sub-subadviser

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I, Class D and those Class P shares of the Trust that are offered to certain separate accounts, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Funds of Funds and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life from each Fund for the period ended June 30, 2022 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2022 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2023 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2023. There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended June 30, 2022 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2022 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2022 that are subject to recoupment by PLFA from the Funds are as follows:

	Expiration
Portfolio	2022	2023	2024	2025
Pacific Dynamix – Conservative Growth	$314,004	$299,326	$226,369	$113,854
Pacific Dynamix – Moderate Growth	1,220,228	1,115,577	908,902	383,887
Pacific Dynamix – Growth	435,967	476,844	521,634	264,944
ESG Diversified			44,602	26,239
ESG Diversified Growth			16,372	35,079
Hedged Equity			56,649	15,295

There was no recoupment of expense reimbursement by PLFA from any Funds for the period ended June 30, 2022.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2022 is as follows:

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2022
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond Class I	$3,183,423	$424,099	$1,059,977	($63,792)	($268,701)	$2,215,052	256,372
ESG Diversified Growth
Pacific Funds ESG Core Bond Class I	$1,141,476	$46,004	$493,520	($30,745)	($72,038)	$591,177	68,423

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$58,458,709	$344,706	$26,084,036	$2,422,974	($4,104,617)	$31,037,736	2,830,736
PD Aggregate Bond Index Class P	233,593,274	36,284,278	9,859,400	1,402,786	(27,407,826)	234,013,112	18,717,044
PD High Yield Bond Market Class P	98,131,090	241,626	27,366,193	8,108,399	(19,307,504)	59,807,418	3,652,179
PD Large-Cap Growth Index Class P	53,111,237	26,178,449	933,359	486,289	(20,100,617)	58,741,999	994,193
PD Large-Cap Value Index Class P	60,337,106	17,083,633	3,814,635	1,493,040	(10,911,942)	64,187,202	1,701,159
PD Mid-Cap Index Class P	43,369,396	1,256,699	1,340,096	290,521	(9,627,081)	33,949,439	3,148,794
PD Small-Cap Growth Index Class P	13,181,619	1,096,290	9,349,050	(738,054)	(1,468,945)	2,721,860	81,703
PD Small-Cap Value Index Class P	19,985,332	205,100	7,255,468	389,361	(2,780,897)	10,543,428	350,720
PD Emerging Markets Index Class P	29,349,818	390,375	21,153,622	2,493,765	(5,503,853)	5,576,483	329,443
PD International Large-Cap Index Class P	46,684,459	10,333,117	2,297,211	859,438	(9,974,143)	45,605,660	2,223,531
Total	$656,202,040	$93,414,273	$109,453,070	$17,208,519	($111,187,425)	$546,184,337

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$146,641,454	$380,669	$39,549,897	$3,863,467	($8,405,891)	$102,929,802	9,387,512
PD Aggregate Bond Index Class P	704,585,959	46,424,817	15,517,419	2,260,249	(77,592,048)	660,161,558	52,801,625
PD High Yield Bond Market Class P	326,379,478	275,461	93,937,396	28,863,302	(65,796,865)	195,783,980	11,955,676
PD Large-Cap Growth Index Class P	384,128,201	186,443,476	5,360,251	3,598,372	(145,397,663)	423,412,135	7,166,136
PD Large-Cap Value Index Class P	411,344,416	105,557,791	18,824,338	9,028,796	(72,909,148)	434,197,517	11,507,575
PD Mid-Cap Index Class P	317,231,066	2,376,767	58,914,801	13,003,392	(72,476,374)	201,220,050	18,663,061
PD Small-Cap Growth Index Class P	72,731,632	2,060,297	35,855,477	6,215,120	(20,842,781)	24,308,791	729,682
PD Small-Cap Value Index Class P	119,239,341	512,527	46,728,662	14,749,914	(28,398,562)	59,374,558	1,975,052
PD Emerging Markets Index Class P	158,831,456	538,151	102,977,038	21,577,905	(39,118,901)	38,851,573	2,295,243
PD International Large-Cap Index Class P	343,936,565	18,279,079	11,053,095	3,106,534	(63,724,156)	290,544,927	14,165,693
Total	$2,985,049,568	$362,849,035	$428,718,374	$106,267,051	($594,662,389)	$2,430,784,891

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$27,684,851	$18,367,303	$546,049	$15,867	($1,178,733)	$44,343,239	4,044,239
PD Aggregate Bond Index Class P	221,456,161	15,440,294	22,266,741	2,132,863	(24,649,601)	192,112,976	15,365,750
PD High Yield Bond Market Class P	119,989,687	6,538,872	1,391,622	374,598	(17,651,628)	107,859,907	6,586,536
PD Large-Cap Growth Index Class P	313,994,053	159,205,572	273,048	186,442	(114,856,887)	358,256,132	6,063,389
PD Large-Cap Value Index Class P	333,522,357	68,023,188	874,627	408,773	(51,088,767)	349,990,924	9,275,840
PD Mid-Cap Index Class P	259,234,614	18,664,474	69,647,788	15,495,994	(62,590,171)	161,157,123	14,947,244
PD Small-Cap Growth Index Class P	64,615,760	10,158,110	16,432,909	6,204,422	(23,482,395)	41,062,988	1,232,596
PD Small-Cap Value Index Class P	83,278,204	5,539,655	11,184,996	5,224,675	(18,593,316)	64,264,222	2,137,704
PD Emerging Markets Index Class P	120,202,494	4,882,888	45,734,546	9,360,628	(26,892,796)	61,818,668	3,652,076
PD International Large-Cap Index Class P	304,977,781	19,558,086	589,012	205,378	(54,679,031)	269,473,202	13,138,328
Total	$1,848,955,962	$326,378,442	$168,941,338	$39,609,640	($395,663,325)	$1,650,339,381

Portfolio Optimization Conservative
Core Income Class P	$61,371,718	$418,796	$5,783,525	$571,286	($7,190,936)	$49,387,339	4,335,732
Diversified Bond Class P	432,306,146	7,911,718	28,505,328	5,865,981	(72,661,727)	344,916,790	25,262,255
Floating Rate Income Class P	14,970,855	48,499,313	5,311,198	743,909	(3,348,294)	55,554,585	4,179,567
High Yield Bond Class P	89,891,058	14,694,879	6,148,840	704,935	(13,532,022)	85,610,010	9,083,328
Inflation Managed Class P	45,041,363	20,851,061	4,807,864	941,639	(6,377,053)	55,649,146	4,061,516
Intermediate Bond Class P	131,663,262	1,220,996	14,117,509	(945,192)	(11,719,719)	106,101,838	11,810,803
Managed Bond Class P	198,344,701	2,146,063	20,661,650	1,470,337	(22,664,345)	158,635,106	10,913,182
Short Duration Bond Class P	209,359,093	1,315,574	51,819,374	3,753,367	(10,857,671)	151,750,989	14,088,737
Emerging Markets Debt Class P	59,663,390	2,464,833	26,632,326	4,529,003	(9,853,543)	30,171,357	2,789,429
Dividend Growth Class P	21,116,805	1,687,265	3,942,825	1,830,243	(4,790,841)	15,900,647	462,155
Equity Index Class P	9,749,660	4,526,321	1,103,749	561,075	(2,926,647)	10,806,660	109,125
Focused Growth Class P	8,162,672	10,963,812	1,054,576	61,471	(4,967,593)	13,165,786	311,384
Growth Class P	20,102,318	3,630,729	8,179,046	3,649,734	(8,510,298)	10,693,437	214,559
Large-Cap Core Class P	6,738,213	7,129,812	648,699	316,318	(2,766,990)	10,768,654	178,983
Large-Cap Growth Class P	12,623,796	3,846,436	1,445,184	667,061	(5,219,014)	10,473,095	541,419
Large-Cap Value Class P	15,775,419	6,277,298	2,589,102	1,237,901	(3,861,611)	16,839,905	518,101
Mid-Cap Equity Class P	8,936,940	864,329	1,296,434	517,184	(1,946,444)	7,075,575	202,358
Mid-Cap Growth Class P	17,837,496	3,949,628	1,657,037	820,444	(6,923,325)	14,027,206	591,315
Mid-Cap Value Class P	18,070,236	1,727,520	3,274,486	1,353,629	(3,589,925)	14,286,974	407,972
Small-Cap Equity Class P	14,895,019	1,396,629	5,545,881	(10,466)	(1,870,056)	8,865,245	271,340
Small-Cap Value Class P	14,901,142	1,559,251	5,301,614	78,487	(2,344,853)	8,892,413	294,820
Value Class P	15,798,423	4,079,496	2,863,879	771,104	(1,983,937)	15,801,207	757,413
Value Advantage Class P	17,296,626	2,417,194	3,285,990	1,690,919	(3,079,828)	15,038,921	664,861
Emerging Markets Class P	29,676,605	4,458,550	22,670,442	(1,976,420)	(3,365,803)	6,122,490	354,817
International Growth Class P	11,215,045	1,527,752	7,806,129	(1,198,801)	(708,258)	3,029,609	409,943
International Large-Cap Class P	7,519,129	835,182	1,580,613	508,229	(1,840,935)	5,440,992	454,169
International Small-Cap Class P	—	7,094,178	278,442	(9,711)	(816,602)	5,989,423	403,388
International Value Class P	3,732,472	8,196,803	1,483,897	451,500	(1,353,466)	9,543,412	653,476
Total	$1,496,759,602	$175,691,418	$239,795,639	$28,955,166	($221,071,736)	$1,240,538,811

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2022
						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Core Income Class P	$79,128,689	$79,123	$11,376,994	$1,172,278	($9,407,032)	$59,596,064	5,231,960
Diversified Bond Class P	556,791,424	1,335,010	57,177,750	12,469,701	(95,660,021)	417,758,364	30,597,288
Floating Rate Income Class P	22,333,624	58,789,578	6,321,434	720,198	(4,143,771)	71,378,195	5,370,033
High Yield Bond Class P	123,292,136	26,913,665	8,540,390	1,333,744	(19,645,597)	123,353,558	13,087,965
Inflation Managed Class P	67,357,088	6,450,642	4,944,024	1,014,002	(7,388,864)	62,488,844	4,560,707
Intermediate Bond Class P	169,005,836	349,570	25,154,411	(1,538,325)	(14,240,146)	128,422,524	14,295,446
Managed Bond Class P	254,111,134	814,503	37,080,232	5,734,753	(31,960,290)	191,619,868	13,182,344
Short Duration Bond Class P	111,254,198	160,014	16,266,508	864,035	(4,832,991)	91,178,748	8,465,140
Emerging Markets Debt Class P	65,474,951	511	34,369,705	3,351,827	(8,595,918)	25,861,666	2,390,985
Dividend Growth Class P	66,167,697	45,688	14,265,824	5,723,669	(14,442,671)	43,228,559	1,256,446
Equity Index Class P	30,559,011	6,006,040	1,646,997	673,969	(7,376,628)	28,215,395	284,917
Focused Growth Class P	26,512,068	24,637,997	852,487	43,336	(14,804,216)	35,536,698	840,478
Growth Class P	63,522,119	659,474	20,343,453	8,916,071	(23,809,324)	28,944,887	580,767
Large-Cap Core Class P	21,409,175	14,146,775	679,758	333,337	(7,169,346)	28,040,183	466,048
Large-Cap Growth Class P	40,975,442	1,360,239	1,563,832	719,682	(14,386,476)	27,105,055	1,401,228
Large-Cap Value Class P	49,765,523	5,021,979	4,641,465	2,221,413	(9,395,769)	42,971,681	1,322,077
Mid-Cap Equity Class P	22,086,770	103,510	4,869,596	1,691,184	(4,805,988)	14,205,880	406,281
Mid-Cap Growth Class P	44,167,197	718,393	6,044,814	3,069,376	(16,378,949)	25,531,203	1,076,265
Mid-Cap Value Class P	45,352,960	749,600	4,770,555	1,931,338	(7,766,084)	35,497,259	1,013,642
Small-Cap Equity Class P	25,535,172	70,692	12,158,419	6,376	(2,568,289)	10,885,532	333,176
Small-Cap Growth Class P	5,106,218	83,604	1,262,794	589,873	(1,980,207)	2,536,694	93,842
Small-Cap Index Class P	10,743,660	4,640,578	243,889	62,068	(3,361,683)	11,840,734	431,234
Small-Cap Value Class P	24,462,031	71,809	13,527,377	1,595,771	(4,197,276)	8,404,958	278,659
Value Class P	52,191,696	40,399	7,871,705	3,242,570	(6,406,708)	41,196,252	1,974,696
Value Advantage Class P	54,298,306	27,744	11,049,691	5,335,454	(8,994,237)	39,617,576	1,751,467
Emerging Markets Class P	60,784,598	260,861	21,363,371	5,498,446	(18,529,953)	26,650,581	1,544,483
International Growth Class P	47,800,728	312,379	11,435,906	(1,815,483)	(8,755,761)	26,105,957	3,532,453
International Large-Cap Class P	38,361,722	7,483,838	3,067,449	858,559	(8,918,242)	34,718,428	2,898,008
International Small-Cap Class P	11,126,561	10,323,836	1,011,993	293,981	(3,600,835)	17,131,550	1,153,812
International Value Class P	25,541,970	37,567,202	6,704,388	2,012,566	(7,028,569)	51,388,781	3,518,795
Real Estate Class P	11,584,743	9,749,615	1,213,402	397,855	(3,952,203)	16,566,608	497,024
Total	$2,226,804,447	$218,974,868	$351,820,613	$68,523,624	($394,504,044)	$1,767,978,282

Portfolio Optimization Moderate
Core Income Class P	$270,864,467	$-	$47,140,645	$8,277,011	($35,887,789)	$196,113,044	17,216,835
Diversified Bond Class P	1,897,492,231	-	245,926,059	53,277,484	(332,294,285)	1,372,549,371	100,527,704
Floating Rate Income Class P	47,671,178	250,542,619	19,476,423	3,250,704	(15,688,245)	266,299,833	20,034,675
High Yield Bond Class P	430,251,636	29,473,690	26,910,516	10,336,073	(68,556,351)	374,594,532	39,744,942
Inflation Managed Class P	95,813,474	78,143,171	7,626,632	1,535,865	(15,946,241)	151,919,637	11,087,753
Intermediate Bond Class P	578,099,568	-	101,961,184	(6,047,536)	(46,972,152)	423,118,696	47,099,763
Managed Bond Class P	864,409,309	-	146,934,971	15,092,779	(102,720,865)	629,846,252	43,329,796
Short Duration Bond Class P	379,051,552	24,079,572	37,937,806	2,653,264	(16,906,138)	350,940,444	32,581,717
Emerging Markets Debt Class P	185,848,563	-	97,267,572	12,981,229	(27,955,369)	73,606,851	6,805,165
Dividend Growth Class P	433,269,187	-	98,028,645	35,839,677	(92,719,233)	278,360,986	8,090,611
Equity Index Class P	198,240,724	35,027,715	7,737,357	3,160,297	(46,675,588)	182,015,791	1,837,981
Focused Growth Class P	170,909,266	166,279,883	3,716,352	206,741	(98,506,567)	235,172,971	5,562,073
Growth Class P	420,334,585	-	116,875,110	47,480,253	(148,762,639)	202,177,089	4,056,600
Large-Cap Core Class P	144,597,424	82,154,508	2,918,458	1,709,255	(46,190,305)	179,352,424	2,980,965
Large-Cap Growth Class P	266,307,203	22,946,285	7,783,956	3,606,813	(96,661,758)	188,414,587	9,740,317
Large-Cap Value Class P	323,526,632	2,057,793	24,478,183	11,927,402	(55,732,111)	257,301,533	7,916,203
Mid-Cap Equity Class P	123,677,554	-	23,493,488	8,260,379	(26,264,435)	82,180,010	2,350,309
Mid-Cap Growth Class P	271,450,777	-	19,425,332	9,877,414	(94,884,182)	167,018,677	7,040,652
Mid-Cap Value Class P	227,795,575	-	25,516,649	10,234,688	(38,985,648)	173,527,966	4,955,177
Small-Cap Equity Class P	152,746,332	-	55,761,708	15,137,204	(33,147,646)	78,974,182	2,417,180
Small-Cap Growth Class P	17,609,855	40,913,630	9,524	4,539	(13,731,423)	44,787,077	1,656,851
Small-Cap Index Class P	55,664,105	10,024,881	692,168	342,096	(15,119,720)	50,219,194	1,828,961
Small-Cap Value Class P	153,115,595	-	52,447,559	12,184,119	(33,951,994)	78,900,161	2,615,867
Value Class P	338,857,986	-	64,732,212	24,938,327	(44,592,033)	254,472,068	12,197,833
Value Advantage Class P	352,733,796	-	91,535,932	43,477,247	(65,288,373)	239,386,738	10,583,130
Emerging Markets Class P	343,388,920	-	159,790,128	50,259,499	(119,355,130)	114,503,161	6,635,808
International Growth Class P	228,862,693	-	8,329,807	(1,457,565)	(55,782,355)	163,292,966	22,095,520
International Large-Cap Class P	212,161,468	39,244,961	13,512,465	3,751,612	(48,621,584)	193,023,992	16,112,052
International Small-Cap Class P	47,444,351	43,200,094	3,080,202	817,470	(14,989,356)	73,392,357	4,942,984
International Value Class P	180,366,483	151,598,848	32,891,183	16,236,089	(42,950,924)	272,359,313	18,649,531
Real Estate Class P	98,756,370	38,829,546	6,845,272	2,213,943	(26,875,674)	106,078,913	3,182,535
Total	$9,511,318,859	$1,014,517,196	$1,550,783,498	$401,564,372	($1,922,716,113)	$7,453,900,816

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2022
						Ending Value	Share Balance

Portfolio Optimization Growth
Core Income Class P	$159,692,012	$-	$27,933,191	$4,332,868	($20,638,128)	$115,453,561	10,135,710
Diversified Bond Class P	1,110,274,614	-	139,395,822	24,935,479	(188,855,080)	806,959,191	59,102,977
Floating Rate Income Class P	43,398,223	74,005,399	8,254,191	1,373,896	(6,494,987)	104,028,340	7,826,419
High Yield Bond Class P	261,666,880	-	24,044,101	4,714,498	(37,794,319)	204,542,958	21,702,260
Inflation Managed Class P	-	152,963,875	3,167,483	(202,842)	(11,558,747)	138,034,803	10,074,378
Intermediate Bond Class P	335,224,077	-	57,080,861	(3,474,439)	(27,448,896)	247,219,881	27,519,459
Managed Bond Class P	508,614,441	-	84,552,280	6,505,743	(58,324,958)	372,242,946	25,608,172
Short Duration Bond Class P	213,721,752	-	28,249,640	1,446,465	(9,170,473)	177,748,104	16,502,340
Emerging Markets Debt Class P	126,033,891	-	46,941,932	334,952	(12,295,716)	67,131,195	6,206,472
Dividend Growth Class P	534,624,044	-	109,567,865	39,842,757	(111,522,979)	353,375,957	10,270,935
Equity Index Class P	245,268,198	51,306,298	8,011,194	3,228,635	(58,564,533)	233,227,404	2,355,112
Focused Growth Class P	230,641,828	220,820,834	2,576,696	151,721	(132,561,563)	316,476,124	7,484,973
Growth Class P	566,017,228	-	158,360,227	64,875,333	(201,137,899)	271,394,435	5,445,417
Large-Cap Core Class P	177,510,340	110,534,458	2,439,687	1,139,129	(57,565,633)	229,178,607	3,809,112
Large-Cap Growth Class P	353,358,857	33,044,780	7,698,444	3,569,330	(128,230,037)	254,044,486	13,133,133
Large-Cap Value Class P	386,366,089	4,835,344	25,799,087	10,460,516	(63,747,119)	312,115,743	9,602,631
Mid-Cap Equity Class P	156,971,992	-	25,580,250	9,819,987	(33,352,129)	107,859,600	3,084,733
Mid-Cap Growth Class P	314,946,675	-	13,793,440	7,017,830	(107,538,079)	200,632,986	8,457,659
Mid-Cap Value Class P	320,937,664	-	39,607,960	19,302,111	(59,433,862)	241,197,953	6,887,527
Small-Cap Equity Class P	130,743,797	-	26,737,989	17,564,270	(36,355,624)	85,214,454	2,608,177
Small-Cap Growth Class P	40,231,999	14,369,075	258,732	121,031	(15,726,885)	38,736,488	1,433,016
Small-Cap Index Class P	84,298,450	-	10,133,810	5,049,463	(23,107,475)	56,106,628	2,043,378
Small-Cap Value Class P	131,653,676	-	28,330,425	13,844,359	(35,454,280)	81,713,330	2,709,135
Value Class P	405,044,785	-	77,820,665	23,376,640	(46,993,454)	303,607,306	14,553,076
Value Advantage Class P	421,594,332	-	102,056,327	50,314,797	(77,306,577)	292,546,225	12,933,276
Emerging Markets Class P	383,652,471	-	126,459,574	39,509,510	(122,694,522)	174,007,885	10,084,288
International Growth Class P	335,877,069	16,281,999	7,600,031	(1,536,221)	(85,621,273)	257,401,543	34,829,553
International Large-Cap Class P	292,205,711	12,116,100	17,122,150	4,600,717	(61,413,615)	230,386,763	19,230,788
International Small-Cap Class P	86,084,980	39,885,218	4,238,343	1,071,534	(22,271,323)	100,532,066	6,770,846
International Value Class P	246,067,775	67,854,035	32,941,140	16,187,093	(41,427,151)	255,740,612	17,511,582
Real Estate Class P	91,429,135	33,966,873	5,395,906	1,724,322	(24,454,760)	97,269,664	2,918,244
Total	$8,694,152,985	$831,894,288	$1,252,149,443	$371,201,484	($1,919,062,076)	$6,726,127,238

Portfolio Optimization Aggressive-Growth
Core Income Class P	$19,194,548	$33,460	$4,103,337	$455,585	($2,365,052)	$13,215,204	1,160,168
Diversified Bond Class P	132,471,351	350,005	23,246,081	1,992,519	(21,014,946)	90,552,848	6,632,235
Floating Rate Income Class P	-	26,866,435	1,119,059	(13,269)	(1,097,924)	24,636,183	1,853,467
High Yield Bond Class P	61,335,893	78,387	5,370,856	836,810	(8,615,461)	48,264,773	5,120,952
Inflation Managed Class P	-	17,967,102	307,499	(20,195)	(1,360,568)	16,278,840	1,188,100
Intermediate Bond Class P	40,217,811	99,836	8,332,527	(493,272)	(3,137,886)	28,353,962	3,156,242
Managed Bond Class P	60,514,597	180,512	13,336,438	1,042,834	(6,997,663)	41,403,842	2,848,346
Short Duration Bond Class P	19,990,182	39,634	2,439,147	124,932	(850,572)	16,865,029	1,565,769
Emerging Markets Debt Class P	29,475,889	17,154	10,774,643	1,770,397	(4,589,063)	15,899,734	1,469,976
Dividend Growth Class P	141,200,689	-	29,213,356	12,176,042	(31,067,981)	93,095,394	2,705,834
Equity Index Class P	64,249,060	13,135,839	1,748,022	907,690	(15,407,334)	61,137,233	617,359
Focused Growth Class P	60,166,917	59,769,003	344,716	19,861	(35,117,144)	84,493,921	1,998,365
Growth Class P	146,651,253	320,941	38,882,024	17,582,761	(53,326,097)	72,346,834	1,451,609
Large-Cap Core Class P	45,987,830	29,231,602	591,945	275,158	(14,987,453)	59,915,192	995,833
Large-Cap Growth Class P	92,191,977	9,480,065	1,725,143	800,294	(33,553,560)	67,193,633	3,473,655
Large-Cap Value Class P	97,179,922	2,299,576	4,923,257	1,987,233	(15,716,723)	80,826,751	2,486,736
Mid-Cap Equity Class P	46,940,908	4,383	13,846,930	7,916,234	(13,994,975)	27,019,620	772,748
Mid-Cap Growth Class P	99,395,585	268,869	16,359,189	8,326,464	(37,489,222)	54,142,507	2,282,371
Mid-Cap Value Class P	101,509,037	13,311	34,772,443	17,071,462	(26,657,103)	57,164,264	1,632,354
Small-Cap Equity Class P	38,743,924	37,126	6,678,348	3,030,213	(8,788,712)	26,344,203	806,323
Small-Cap Growth Class P	15,099,137	23,254,686	-	-	(9,410,630)	28,943,193	1,070,723
Small-Cap Index Class P	27,611,668	49,885	4,906,022	2,448,207	(8,086,058)	17,117,680	623,418
Small-Cap Value Class P	38,999,687	99,494	5,244,230	2,563,738	(9,513,140)	26,905,549	892,030
Value Class P	101,681,360	25,682	16,486,449	4,981,579	(11,165,884)	79,036,288	3,788,516
Value Advantage Class P	105,291,899	35,633	22,809,646	10,511,491	(17,537,488)	75,491,889	3,337,447
Emerging Markets Class P	125,828,991	569,540	22,727,183	3,829,526	(33,289,555)	74,211,319	4,300,773
International Growth Class P	87,932,157	7,792,536	1,245,542	(267,071)	(23,164,499)	71,047,581	9,613,600
International Large-Cap Class P	91,594,607	13,056	8,103,148	2,206,780	(19,177,495)	66,533,800	5,553,693
International Small-Cap Class P	30,173,512	27,411,405	997,994	242,856	(9,373,681)	47,456,098	3,196,174
International Value Class P	86,597,344	7,704,654	7,952,027	1,055,322	(8,884,934)	78,520,359	5,376,603
Real Estate Class P	32,477,992	7,165,666	1,691,194	540,163	(7,944,949)	30,547,678	916,479
Total	$2,040,705,727	$234,315,477	$310,278,395	$103,902,344	($493,683,752)	$1,574,961,401

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2022, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
Hedged Equity	13.98%
ESG Diversified	50.78%
ESG Diversified Growth	93.15%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.

Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust or Pacific Funds (without a sales load). The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).

Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2022, such expenses decreased by $535,833 for the applicable Funds of the Trust as a result of the market value depreciation on such accounts. As of June 30, 2022, the total amount in the DCP Liability accounts was $2,119,694 for all applicable Funds of the Trust.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust, affiliated funds outside of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2022, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Small-Cap Equity	$664,461	$619,219	($157,017)
Small-Cap Index	308,787	465,709	299,919
PD Large-Cap Growth Index	1,318,880	2,171,842	(442,627)
PD Large-Cap Value Index	2,314,024	1,498,000	184,452
PD Small-Cap Growth Index	562,215	610,055	(490,330)
PD Small-Cap Value Index	355,183	158,725	30,950

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2022, the actual interest rate on borrowing by the Trust was 2.83%. The committed line of credit will expire on October 11, 2022,

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

unless renewed, and is available to all Funds except the ESG Diversified, ESG Diversified Growth, PSF DFA Balanced Allocation, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Diversified Bond	1.37%	$2,775,452
Floating Rate Income	1.33%	15,167,639
High Yield Bond	1.33%	11,134,817
Inflation Managed	1.56%	2,714,040
Managed Bond	1.33%	2,916,836
Emerging Markets Debt	1.58%	21,633,550
Equity Index	1.58%	17,061,234
Focused Growth	1.99%	7,267,166
Growth	1.34%	3,276,157
Hedged Equity	1.58%	1,187,800
Large-Cap Core	1.39%	295,510

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Large-Cap Growth	1.58%	$323,893
Mid-Cap Equity	1.58%	1,851,523
Mid-Cap Growth	1.93%	885,971
Small-Cap Equity	1.33%	376,080
Small-Cap Value	1.33%	272,522
International Growth	1.33%	1,661,608
Real Estate	1.76%	275,739
PD Large-Cap Growth Index	1.58%	60,586
PD Mid-Cap Index	1.58%	56,510
PD Emerging Markets Index	1.63%	1,078,425

As of June 30, 2022, no Fund had a loan outstanding in connection with this revolving line of credit agreement.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2022, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$154,928,959	$153,665,508
Diversified Bond	1,699,267,583	1,774,625,888
High Yield Bond	19,489,063	-
Inflation Managed	127,482,483	7,060,768
Intermediate Bond	316,860,356	400,025,882
Managed Bond	5,205,597,976	5,006,265,790
Short Duration Bond	521,602,786	554,832,926
PD Aggregate Bond Index	451,575,905	401,916,996

	Other Securities
Portfolio	Purchases	Sales
Core Income	$110,218,697	$191,352,532
Diversified Bond	221,401,346	496,106,119
Floating Rate Income	557,769,590	140,022,862
High Yield Bond	199,698,640	287,333,022
Inflation Managed	51,240,580	31,615,755
Intermediate Bond	37,687,936	139,548,349
Managed Bond	151,353,202	448,724,747
Short Duration Bond	176,102,436	281,528,447
Emerging Markets Debt	183,736,742	372,941,216
Dividend Growth	125,494,709	365,818,110
Equity Index	147,961,274	128,285,626
Focused Growth	660,113,928	207,961,960
Growth	127,642,858	544,925,191
Hedged Equity	77,152,627	17,285,909
Large-Cap Core	1,280,869,544	1,105,345,847
Large-Cap Growth	428,883,948	408,817,739
Large-Cap Value	58,282,618	109,249,607
Mid-Cap Equity	587,129,968	674,512,642
Mid-Cap Growth	178,608,954	256,715,041
Mid-Cap Value	114,091,346	227,902,578
Small-Cap Equity	84,006,930	193,429,235
Small-Cap Growth	145,162,908	65,026,039
Small-Cap Index	79,278,400	81,172,292
Small-Cap Value	119,919,548	234,542,299
Value	178,169,565	335,622,146
Value Advantage	103,213,039	309,711,875
Emerging Markets	235,869,544	568,585,443
International Growth	100,304,901	114,798,662

	Other Securities
Portfolio	Purchases	Sales
International Large-Cap	$96,817,763	$80,315,721
International Small-Cap	152,589,621	36,739,764
International Value	410,843,352	203,040,127
Health Sciences	101,382,141	124,108,953
Real Estate	120,769,681	55,763,986
Technology	39,656,099	44,597,565
ESG Diversified	11,931,642	8,081,847
ESG Diversified Growth	5,798,150	5,122,502
PSF DFA Balanced Allocation	82,058,808	85,948,416
Pacific Dynamix - Conservative Growth	93,414,273	109,453,070
Pacific Dynamix - Moderate Growth	362,849,035	428,718,374
Pacific Dynamix - Growth	326,378,442	168,941,338
Portfolio Optimization Conservative	175,691,418	239,795,639
Portfolio Optimization Moderate-Conservative	218,974,868	351,820,613
Portfolio Optimization Moderate	1,014,517,196	1,550,783,498
Portfolio Optimization Growth	831,984,288	1,252,149,443
Portfolio Optimization Aggressive-Growth	234,315,477	310,278,395
PD 1-3 Year Corporate Bond	65,997,285	110,985,136
PD Aggregate Bond Index	38,884,543	26,531,142
PD High Yield Bond Market	51,775,234	146,328,701
PD Large-Cap Growth Index	543,329,132	184,126,010
PD Large-Cap Value Index	288,795,935	116,548,786
PD Mid-Cap Index	91,913,216	191,930,432
PD Small-Cap Growth Index	47,744,891	95,194,426
PD Small-Cap Value Index	56,020,307	112,673,368
PD Emerging Markets Index	41,780,459	177,430,576
PD International Large-Cap Index	55,047,125	12,058,554

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2022, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$47,469,085	$418,313,758	$3,839,616	$-	$469,622,459

11. FEDERAL INCOME TAX INFORMATION

Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2017.

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2022 and the year ended December 31, 2021 were as follows:

	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year/Period Ended December 31, 2021
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	463,409	761,842	20,777,033	14,996,039	3,487,241	3,642,290
Share repurchased	(352,077)	(712,630)	(4,970,376)	(6,643,166)	(4,279,613)	(2,060,146)
Net Increase (decrease)	111,332	49,212	15,806,657	8,352,873	(792,372)	1,582,144
Shares outstanding, beginning of year or period	3,713,572	3,664,360	47,299,078	38,946,205	19,561,036	17,978,892
Shares outstanding, end of year or period	3,824,904	3,713,572	63,105,735	47,299,078	18,768,664	19,561,036

Class P
Shares sold	62,793	4,639,651	701,573	29,057,881	33,093,021	128,408
Shares repurchased	(7,941,157)	(2,441,194)	(33,404,814)	(15,093,646)	(2,934,296)	(8,779,168)
Net increase (decrease)	(7,878,364)	2,198,457	(32,703,241)	13,964,235	30,158,725	(8,650,760)
Shares outstanding, beginning of year or period	45,978,732	43,780,275	255,004,817	241,040,582	9,222,879	17,873,639
Shares outstanding, end of year or period	38,100,368	45,978,732	222,301,576	255,004,817	39,381,604	9,222,879

	High Yield Bond Portfolio		Inflation Managed Portfolio		Intermediate Bond Portfolio (1)
Class I
Shares sold	2,207,570	6,968,729	1,142,488	4,332,281	352,603	109,607
Share repurchased	(10,409,173)	(7,930,996)	(2,140,063)	(2,306,948)	(24,445)	(20)
Net Increase (decrease)	(8,201,603)	(962,267)	(997,575)	2,025,333	328,158	109,587
Shares outstanding, beginning of year or period	35,547,974	36,510,241	25,411,914	23,386,581	109,587	-
Shares outstanding, end of year or period	27,346,371	35,547,974	24,414,339	25,411,914	437,745	109,587

Class P
Shares sold	6,876,193	1,378,450	18,630,537	966,281	178,454	23,929,859
Shares repurchased	(6,918,970)	(12,381,557)	(1,458,119)	(1,673,884)	(21,914,526)	(5,696,096)
Net increase (decrease)	(42,777)	(11,003,107)	17,172,418	(707,603)	(21,736,072)	18,233,763
Shares outstanding, beginning of year or period	88,829,393	99,832,500	13,827,559	14,535,162	125,617,785	107,384,022
Shares outstanding, end of year or period	88,786,616	88,829,393	30,999,977	13,827,559	103,881,713	125,617,785

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year/Period Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
Class I
Shares sold	1,712,874	5,325,548	2,567,003	6,931,551	145,731	1,256,651
Share repurchased	(5,259,173)	(6,461,393)	(4,790,813)	(7,705,661)	(5,514,380)	(319,133)
Net Increase (decrease)	(3,546,299)	(1,135,845)	(2,223,810)	(774,110)	(5,368,649)	937,518
Shares outstanding, beginning of year or period	59,052,736	60,188,581	46,814,605	47,588,715	7,420,090	6,482,572
Shares outstanding, end of year or period	55,506,437	59,052,736	44,590,795	46,814,605	2,051,441	7,420,090

Class P
Shares sold	279,455	601,116	2,395,275	3,205,150	219,431	17,487,251
Shares repurchased	(19,553,135)	(12,228,701)	(12,517,265)	(12,006,835)	(18,139,840)	(1,876,690)
Net increase (decrease)	(19,273,680)	(11,627,585)	(10,121,990)	(8,801,685)	(17,920,409)	15,610,561
Shares outstanding, beginning of year or period	115,262,209	126,889,794	83,461,604	92,263,289	37,591,710	21,981,149
Shares outstanding, end of year or period	95,988,529	115,262,209	73,339,614	83,461,604	19,671,301	37,591,710

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
Class I
Shares sold	463,105	915,461	1,100,423	2,259,757	172,755	520,171
Share repurchased	(811,050)	(1,256,147)	(2,118,337)	(2,995,588)	(436,994)	(546,809)
Net Increase (decrease)	(347,945)	(340,686)	(1,017,914)	(735,831)	(264,239)	(26,638)
Shares outstanding, beginning of year or period	17,610,507	17,951,193	32,992,603	33,728,434	5,508,009	5,534,647
Shares outstanding, end of year or period	17,262,562	17,610,507	31,974,689	32,992,603	5,243,770	5,508,009

Class P
Shares sold	55,564	49,685	1,160,645	310,638	8,649,668	9,275,778
Shares repurchased	(6,649,036)	(12,651,192)	(192,280)	(3,707,061)	(149,793)	(1,579,224)
Net increase (decrease)	(6,593,472)	(12,601,507)	968,365	(3,396,423)	8,499,875	7,696,554
Shares outstanding, beginning of year or period	29,404,167	42,005,674	4,696,765	8,093,188	7,697,397	843
Shares outstanding, end of year or period	22,810,695	29,404,167	5,665,130	4,696,765	16,197,272	7,697,397

	Growth Portfolio		Hedged Equity Portfolio (2)		Large-Cap Core Portfolio
Class I
Shares sold	508,250	1,121,825	5,925,911	5,868,475	42,700	88,450
Share repurchased	(1,358,288)	(1,566,538)	(832,736)	(306,791)	(518,383)	(1,309,740)
Net Increase (decrease)	(850,038)	(444,713)	5,093,175	5,561,684	(475,683)	(1,221,290)
Shares outstanding, beginning of year or period	15,400,787	15,845,500	5,561,684	-	10,417,894	11,639,184
Shares outstanding, end of year or period	14,550,749	15,400,787	10,654,859	5,561,684	9,942,211	10,417,894

Class P
Shares sold	93,957	103,276	102,276	63,417	3,379,820	16,713
Shares repurchased	(5,609,512)	(9,058,485)	(17,174)	(3,482)	(100,342)	(4,482,971)
Net increase (decrease)	(5,515,555)	(8,955,209)	85,102	59,935	3,279,478	(4,466,258)
Shares outstanding, beginning of year or period	17,306,656	26,261,865	59,935	-	5,164,189	9,630,447
Shares outstanding, end of year or period	11,791,101	17,306,656	145,037	59,935	8,443,667	5,164,189

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Mid-Cap Equity Portfolio
Class I
Shares sold	546,548	2,478,757	749,386	1,330,705	312,965	881,642
Share repurchased	(1,149,703)	(4,349,183)	(739,008)	(1,488,852)	(571,251)	(1,809,388)
Net Increase (decrease)	(603,155)	(1,870,426)	10,378	(158,147)	(258,286)	(927,746)
Shares outstanding, beginning of year or period	18,680,512	20,550,938	13,639,533	13,797,680	13,386,120	14,313,866
Shares outstanding, end of year or period	18,077,357	18,680,512	13,649,911	13,639,533	13,127,834	13,386,120

Class P
Shares sold	2,858,532	131,441	565,562	104,764	28,319	37,718
Shares repurchased	(803,211)	(20,664,676)	(1,695,711)	(17,571,063)	(1,675,998)	(2,555,912)
Net increase (decrease)	2,055,321	(20,533,235)	(1,130,149)	(17,466,299)	(1,647,679)	(2,518,194)
Shares outstanding, beginning of year or period	26,236,827	46,770,062	23,032,840	40,499,139	8,467,064	10,985,258
Shares outstanding, end of year or period	28,292,148	26,236,827	21,902,691	23,032,840	6,819,385	8,467,064

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2022	Year/Period Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
Class I
Shares sold	642,587	2,426,042	358,535	1,401,610	124,144	956,440
Share repurchased	(1,652,362)	(2,798,151)	(509,478)	(931,467)	(422,917)	(821,574)
Net Increase (decrease)	(1,009,775)	(372,109)	(150,943)	470,143	(298,773)	134,866
Shares outstanding, beginning of year or period	16,903,356	17,275,465	5,552,963	5,082,820	3,781,113	3,646,247
Shares outstanding, end of year or period	15,893,581	16,903,356	5,402,020	5,552,963	3,482,340	3,781,113

Class P
Shares sold	188,577	7,924,110	68,361	70,995	46,205	6,559,123
Shares repurchased	(1,910,955)	(4,527,372)	(2,672,358)	(5,364,140)	(2,760,107)	(723,080)
Net increase (decrease)	(1,722,378)	3,396,738	(2,603,997)	(5,293,145)	(2,713,902)	5,836,043
Shares outstanding, beginning of year or period	21,192,818	17,796,080	17,506,947	22,800,092	9,168,420	3,332,377
Shares outstanding, end of year or period	19,470,440	21,192,818	14,902,950	17,506,947	6,454,518	9,168,420

	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
Class I
Shares sold	409,796	547,359	642,823	2,704,568	215,459	1,538,662
Share repurchased	(202,018)	(794,258)	(816,087)	(3,450,472)	(921,707)	(1,636,245)
Net Increase (decrease)	207,778	(246,899)	(173,264)	(745,904)	(706,248)	(97,583)
Shares outstanding, beginning of year or period	6,103,264	6,350,163	19,053,919	19,799,823	8,780,465	8,878,048
Shares outstanding, end of year or period	6,311,042	6,103,264	18,880,655	19,053,919	8,074,217	8,780,465

Class P
Shares sold	2,331,539	3,258	556,552	327,976	59,734	6,948,910
Shares repurchased	(45,549)	(587,186)	(492,673)	(1,109,749)	(2,884,280)	(1,155,456)
Net increase (decrease)	2,285,990	(583,928)	63,879	(781,773)	(2,824,546)	5,793,454
Shares outstanding, beginning of year or period	1,968,442	2,552,370	5,146,015	5,927,788	9,631,481	3,838,027
Shares outstanding, end of year or period	4,254,432	1,968,442	5,209,894	5,146,015	6,806,935	9,631,481

	Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
Class I
Shares sold	341,881	368,172	1,024,901	1,702,367	1,233,090	1,683,695
Share repurchased	(1,085,097)	(1,868,979)	(404,160)	(678,642)	(700,543)	(1,951,054)
Net Increase (decrease)	(743,216)	(1,500,807)	620,741	1,023,725	532,547	(267,359)
Shares outstanding, beginning of year or period	13,548,012	15,048,819	4,011,776	2,988,051	19,194,293	19,461,652
Shares outstanding, end of year or period	12,804,796	13,548,012	4,632,517	4,011,776	19,726,840	19,194,293

Class P
Shares sold	186,695	16,815,526	112,536	95,403	293,381	875,581
Shares repurchased	(7,493,739)	(5,872,687)	(9,128,548)	(15,158,067)	(18,259,921)	(4,252,417)
Net increase (decrease)	(7,307,044)	10,942,839	(9,016,012)	(15,062,664)	(17,966,540)	(3,376,836)
Shares outstanding, beginning of year or period	40,587,096	29,644,257	38,312,314	53,374,978	40,971,664	44,348,500
Shares outstanding, end of year or period	33,280,052	40,587,096	29,296,302	38,312,314	23,005,124	40,971,664

	International Growth Portfolio (3)		International Large-Cap Portfolio		International Small-Cap Portfolio
Class I
Shares sold	116,390	54,290	1,424,418	3,051,891	169,921	697,179
Share repurchased	(28,654)	(15)	(2,266,296)	(7,362,265)	(333,286)	(1,282,958)
Net Increase (decrease)	87,736	54,275	(841,878)	(4,310,374)	(163,365)	(585,779)
Shares outstanding, beginning of year or period	54,275	-	47,908,425	52,218,799	7,130,388	7,716,167
Shares outstanding, end of year or period	142,011	54,275	47,066,547	47,908,425	6,967,023	7,130,388

Class P
Shares sold	2,996,974	72,282,867	4,385,771	943,171	7,571,314	25,740
Shares repurchased	(4,269,256)	(529,516)	(3,193,940)	(39,304,965)	(588,475)	(2,037,659)
Net increase (decrease)	(1,272,282)	71,753,351	1,191,831	(38,361,794)	6,982,839	(2,011,919)
Shares outstanding, beginning of year or period	71,753,351	-	43,158,449	81,520,243	9,514,934	11,526,853
Shares outstanding, end of year or period	70,481,069	71,753,351	44,350,280	43,158,449	16,497,773	9,514,934

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year/Period Ended December 31, 2021	Period Ended June 30, 2022	Year/Period Ended December 31, 2021
	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
Class I
Shares sold	735,453	1,449,411	110,140	445,111	122,050	556,082
Share repurchased	(1,500,330)	(2,478,969)	(458,242)	(725,097)	(537,267)	(1,373,987)
Net Increase (decrease)	(764,877)	(1,029,558)	(348,102)	(279,986)	(415,217)	(817,905)
Shares outstanding, beginning of year or period	21,924,199	22,953,757	7,611,698	7,891,684	7,716,686	8,534,591
Shares outstanding, end of year or period	21,159,322	21,924,199	7,263,596	7,611,698	7,301,469	7,716,686

Class P
Shares sold	16,991,372	154,197	4,663	13,543	2,306,072	1,772
Shares repurchased	(5,015,612)	(46,347,252)	(1,499)	(1,233)	(379,331)	(2,308,333)
Net increase (decrease)	11,975,760	(46,193,055)	3,164	12,310	1,926,741	(2,306,561)
Shares outstanding, beginning of year or period	33,734,226	79,927,281	20,674	8,364	5,589,832	7,896,393
Shares outstanding, end of year or period	45,709,986	33,734,226	23,838	20,674	7,516,573	5,589,832

	Technology Portfolio		ESG Diversified Portfolio (2)		ESG Diversified Growth Portfolio (3)
Class I
Shares sold	1,098,412	2,500,796	393,288	1,627,997	59,518	1,272,071
Share repurchased	(1,382,256)	(3,600,817)	(7,294)	(56,192)	(2,164)	(8,590)
Net Increase (decrease)	(283,844)	(1,100,021)	385,994	1,571,805	57,354	1,263,481
Shares outstanding, beginning of year or period	18,677,256	19,777,277	1,571,805	-	1,263,481	-
Shares outstanding, end of year or period	18,393,412	18,677,256	1,957,799	1,571,805	1,320,835	1,263,481

Class P
Shares sold	14,847	38,398	1,214	11,077	12,611	10,000
Shares repurchased	(3,754)	(7,211)	(216)	(470)	(1,595)	-
Net increase (decrease)	11,093	31,187	998	10,607	11,016	10,000
Shares outstanding, beginning of year or period	57,330	26,143	10,607	-	10,000	-
Shares outstanding, end of year or period	68,423	57,330	11,605	10,607	21,016	10,000

	PSF DFA Balanced Allocation Portfolio		Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio
Class D
Shares sold	814,800	3,682,585
Share repurchased	(1,226,012)	(997,846)
Net Increase (decrease)	(411,212)	2,684,739
Shares outstanding, beginning of year or period	23,311,775	20,627,036
Shares outstanding, end of year or period	22,900,563	23,311,775

Class I
Shares sold			735,872	2,403,317	811,897	3,449,221
Share repurchased			(1,658,292)	(3,986,682)	(3,650,029)	(5,692,786)
Net Increase (decrease)			(922,420)	(1,583,365)	(2,838,132)	(2,243,565)
Shares outstanding, beginning of year or period			31,476,411	33,059,776	106,230,216	108,473,781
Shares outstanding, end of year or period			30,553,991	31,476,411	103,392,084	106,230,216

Class P
Shares sold	35,425	111,920	134,724	137,214	528,432	912,939
Shares repurchased	(3,008)	(6,457)	(17,647)	(22,077)	(79,624)	(177,582)
Net increase (decrease)	32,417	105,463	117,077	115,137	448,808	735,357
Shares outstanding, beginning of year or period	112,084	6,621	144,052	28,915	788,504	53,147
Shares outstanding, end of year or period	144,501	112,084	261,129	144,052	1,237,312	788,504

	Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate- Conservative Portfolio
Class I
Shares sold	5,588,849	12,568,027	3,847,793	5,525,107	746,334	700,161
Share repurchased	(441,546)	(992,498)	(8,206,915)	(19,753,510)	(8,643,452)	(16,947,041)
Net Increase (decrease)	5,147,303	11,575,529	(4,359,122)	(14,228,403)	(7,897,118)	(16,246,880)
Shares outstanding, beginning of year or period	55,509,440	43,933,911	97,683,896	111,912,299	125,156,508	141,403,388
Shares outstanding, end of year or period	60,656,743	55,509,440	93,324,774	97,683,896	117,259,390	125,156,508

Class P
Shares sold	233,167	489,718	97	3,351	140	374
Shares repurchased	(35,064)	(64,677)	(122)	(178)	(888)	(303)
Net increase (decrease)	198,103	425,041	(25)	3,173	(748)	71
Shares outstanding, beginning of year or period	531,785	106,744	15,023	11,850	17,469	17,398
Shares outstanding, end of year or period	729,888	531,785	14,998	15,023	16,721	17,469

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive- Growth Portfolio
Class I
Shares sold	252,231	1,418,583	237,167	705,518	391,081	1,169,693
Share repurchased	(28,650,701)	(62,930,272)	(20,163,777)	(47,565,338)	(3,785,327)	(10,830,252)
Net Increase (decrease)	(28,398,470)	(61,511,689)	(19,926,610)	(46,859,820)	(3,394,246)	(9,660,559)
Shares outstanding, beginning of year or period	473,375,563	534,887,252	384,322,561	431,182,381	85,342,695	95,003,254
Shares outstanding, end of year or period	444,977,093	473,375,563	364,395,951	384,322,561	81,948,449	85,342,695

Class P
Shares sold	11,852	11,676	57,510	50,583	13,629	24,592
Shares repurchased	(2,690)	(2,888)	(27,855)	(8,204)	(1,482)	(3,542)
Net increase (decrease)	9,162	8,788	29,655	42,379	12,147	21,050
Shares outstanding, beginning of year or period	85,284	76,496	141,727	99,348	49,014	27,964
Shares outstanding, end of year or period	94,446	85,284	171,382	141,727	61,161	49,014

	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	1,720,499	1,998,479	7,437,064	13,992,343	390,372	3,978,225
Shares repurchased	(5,964,389)	(739,345)	(3,676,269)	(887,448)	(6,795,651)	(485,226)
Net increase (decrease)	(4,243,890)	1,259,134	3,760,795	13,104,895	(6,405,279)	3,492,999
Shares outstanding, beginning of year or period	20,506,378	19,247,244	83,123,623	70,018,728	28,599,670	25,106,671
Shares outstanding, end of year or period	16,262,488	20,506,378	86,884,418	83,123,623	22,194,391	28,599,670

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Mid-Cap Index Portfolio
Class P
Shares sold	5,172,081	638,766	4,478,632	1,460,548	1,821,385	11,590,480
Shares repurchased	(86,209)	(4,389,053)	(557,073)	(5,638,532)	(10,111,278)	(2,292,741)
Net increase (decrease)	5,085,872	(3,750,287)	3,921,559	(4,177,984)	(8,289,893)	9,297,739
Shares outstanding, beginning of year or period	9,137,845	12,888,132	18,563,016	22,741,000	45,048,992	35,751,253
Shares outstanding, end of year or period	14,223,717	9,137,845	22,484,575	18,563,016	36,759,099	45,048,992

	PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio		PD Emerging Markets Index Portfolio
Class P
Shares sold	336,614	2,139,207	187,942	4,741,951	303,415	3,808,980
Shares repurchased	(1,478,236)	(131,498)	(1,830,175)	(298,073)	(8,807,218)	(615,322)
Net increase (decrease)	(1,141,622)	2,007,709	(1,642,233)	4,443,878	(8,503,803)	3,193,658
Shares outstanding, beginning of year or period	3,185,603	1,177,894	6,105,708	1,661,830	14,780,565	11,586,907
Shares outstanding, end of year or period	2,043,981	3,185,603	4,463,475	6,105,708	6,276,762	14,780,565

	PD International Large-Cap Index Portfolio
Class P
Shares sold	2,083,075	2,994,415
Shares repurchased	(597,668)	(3,174,097)
Net increase (decrease)	1,485,407	(179,682)
Shares outstanding, beginning of year or period	28,042,145	28,221,827
Shares outstanding, end of year or period	29,527,552	28,042,145

(1)	Class I of the Intermediate Bond Portfolio commenced operations on November 1, 2021.
(2)	Operations commenced on April 30, 2021.
(3)	Operations commenced on October 29, 2021.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/22” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/22-06/30/22” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2022 to June 30, 2022.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/22-06/30/22.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
Core Income
Actual

Class I	$1,000.00	$886.40	0.74%	$3.46

Class P	1,000.00	887.30	0.54%	2.53
Hypothetical

Class I	$1,000.00	$1,021.12	0.74%	$3.71

Class P	1,000.00	1,022.12	0.54%	2.71

Diversified Bond
Actual

Class I	$1,000.00	$841.90	0.64%	$2.92

Class P	1,000.00	842.70	0.44%	2.01
Hypothetical

Class I	$1,000.00	$1,021.62	0.64%	$3.21

Class P	1,000.00	1,022.61	0.44%	2.21

Floating Rate Income
Actual

Class I	$1,000.00	$946.50	0.87%	$4.20

Class P	1,000.00	947.50	0.67%	3.24
Hypothetical

Class I	$1,000.00	$1,020.48	0.87%	$4.36

Class P	1,000.00	1,021.47	0.67%	3.36

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
High Yield Bond
Actual

Class I	$1,000.00	$865.10	0.63%	$2.91

Class P	1,000.00	866.00	0.43%	1.99
Hypothetical

Class I	$1,000.00	$1,021.67	0.63%	$3.16

Class P	1,000.00	1,022.66	0.43%	2.16

Inflation Managed
Actual

Class I	$1,000.00	$907.90	0.74%	$3.50

Class P	1,000.00	908.80	0.54%	2.56
Hypothetical

Class I	$1,000.00	$1,021.12	0.74%	$3.71

Class P	1,000.00	1,022.12	0.54%	2.71

Intermediate Bond
Actual

Class I	$1,000.00	$898.90	0.64%	$3.01

Class P	1,000.00	899.80	0.43%	2.03
Hypothetical

Class I	$1,000.00	$1,021.62	0.64%	$3.21

Class P	1,000.00	1,022.66	0.43%	2.16

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
Managed Bond
Actual

Class I	$1,000.00	$887.10	0.62%	$2.95

Class P	1,000.00	887.90	0.42%	1.97
Hypothetical

Class I	$1,000.00	$1,021.67	0.62%	$3.16

Class P	1,000.00	1,022.71	0.42%	2.11

Short Duration Bond
Actual

Class I	$1,000.00	$961.10	0.63%	$3.06

Class P	1,000.00	962.10	0.43%	2.09
Hypothetical

Class I	$1,000.00	$1,021.67	0.63%	$3.16

Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual

Class I	$1,000.00	$870.70	1.02%	$4.73

Class P	1,000.00	871.50	0.82%	3.81
Hypothetical

Class I	$1,000.00	$1,019.74	1.02%	$5.11

Class P	1,000.00	1,020.73	0.82%	4.11

Dividend Growth
Actual

Class I	$1,000.00	$844.20	0.88%	$4.02

Class P	1,000.00	845.10	0.68%	3.11
Hypothetical

Class I	$1,000.00	$1,020.43	0.88%	$4.41

Class P	1,000.00	1,021.42	0.68%	3.41

Equity Index
Actual

Class I	$1,000.00	$799.50	0.28%	$1.25

Class P	1,000.00	800.30	0.08%	0.36
Hypothetical

Class I	$1,000.00	$1,023.41	0.28%	$1.40

Class P	1,000.00	1,024.40	0.08%	0.40

Focused Growth
Actual

Class I	$1,000.00	$655.00	0.94%	$3.86

Class P	1,000.00	655.60	0.74%	3.04
Hypothetical

Class I	$1,000.00	$1,020.13	0.94%	$4.71

Class P	1,000.00	1,021.12	0.74%	3.71

Growth
Actual

Class I	$1,000.00	$706.60	0.78%	$3.30

Class P	1,000.00	707.30	0.58%	2.46
Hypothetical

Class I	$1,000.00	$1,020.93	0.78%	$3.91

Class P	1,000.00	1,021.92	0.58%	2.91

Hedged Equity
Actual

Class I	$1,000.00	$906.60	0.90%	$4.25

Class P	1,000.00	907.50	0.70%	3.31
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
Large-Cap Core
Actual

Class I	$1,000.00	$781.80	0.68%	$3.00

Class P	1,000.00	782.60	0.48%	2.12
Hypothetical

Class I	$1,000.00	$1,021.42	0.68%	$3.41

Class P	1,000.00	1,022.41	0.48%	2.41

Large-Cap Growth
Actual

Class I	$1,000.00	$662.30	0.90%	$3.71

Class P	1,000.00	663.00	0.70%	2.89
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Large-Cap Value
Actual

Class I	$1,000.00	$855.20	0.84%	$3.86

Class P	1,000.00	856.00	0.64%	2.95
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

Mid-Cap Equity
Actual

Class I	$1,000.00	$824.70	0.88%	$3.98

Class P	1,000.00	825.50	0.68%	3.08
Hypothetical

Class I	$1,000.00	$1,020.43	0.88%	$4.41

Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual

Class I	$1,000.00	$670.60	0.91%	$3.77

Class P	1,000.00	671.30	0.71%	2.94
Hypothetical

Class I	$1,000.00	$1,020.28	0.91%	$4.56

Class P	1,000.00	1,021.27	0.71%	3.56

Mid-Cap Value
Actual

Class I	$1,000.00	$858.00	0.93%	$4.28

Class P	1,000.00	858.90	0.73%	3.36
Hypothetical

Class I	$1,000.00	$1,020.18	0.93%	$4.66

Class P	1,000.00	1,021.17	0.73%	3.66

Small-Cap Equity
Actual

Class I	$1,000.00	$823.80	0.91%	$4.12

Class P	1,000.00	824.60	0.71%	3.21
Hypothetical

Class I	$1,000.00	$1,020.28	0.91%	$4.56

Class P	1,000.00	1,021.27	0.71%	3.56

Small-Cap Growth
Actual

Class I	$1,000.00	$681.10	0.84%	$3.50

Class P	1,000.00	681.80	0.64%	2.67
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
Small-Cap Index
Actual

Class I	$1,000.00	$763.80	0.55%	$2.41

Class P	1,000.00	764.60	0.35%	1.53
Hypothetical

Class I	$1,000.00	$1,022.07	0.55%	$2.76

Class P	1,000.00	1,023.06	0.35%	1.76

Small-Cap Value
Actual

Class I	$1,000.00	$798.30	0.99%	$4.41

Class P	1,000.00	799.10	0.78%	3.48
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.93	0.78%	3.91

Value
Actual

Class I	$1,000.00	$925.80	0.87%	$4.15

Class P	1,000.00	926.70	0.67%	3.20
Hypothetical

Class I	$1,000.00	$1,020.48	0.87%	$4.36

Class P	1,000.00	1,021.47	0.67%	3.36

Value Advantage
Actual

Class I	$1,000.00	$909.80	0.89%	$4.21

Class P	1,000.00	910.70	0.69%	3.27
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Emerging Markets
Actual

Class I	$1,000.00	$747.60	1.09%	$4.72

Class P	1,000.00	748.40	0.88%	3.81
Hypothetical

Class I	$1,000.00	$1,019.39	1.09%	$5.46

Class P	1,000.00	1,020.43	0.88%	4.41

International Growth
Actual

Class I	$1,000.00	$744.40	0.99%	$4.28

Class P	1,000.00	745.10	0.79%	3.42
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.88	0.79%	3.96

International Large-Cap
Actual

Class I	$1,000.00	$803.30	0.99%	$4.43

Class P	1,000.00	804.10	0.79%	3.53
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.88	0.79%	3.96

International Small-Cap
Actual

Class I	$1,000.00	$805.40	1.13%	$5.06

Class P	1,000.00	806.20	0.94%	4.21
Hypothetical

Class I	$1,000.00	$1,019.19	1.13%	$5.66

Class P	1,000.00	1,020.13	0.94%	4.71

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
International Value
Actual

Class I	$1,000.00	$907.50	0.90%	$4.26

Class P	1,000.00	908.40	0.70%	3.31
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Health Sciences
Actual

Class I	$1,000.00	$886.80	1.13%	$5.29

Class P	1,000.00	887.70	0.93%	4.35
Hypothetical

Class I	$1,000.00	$1,019.19	1.13%	$5.66

Class P	1,000.00	1,020.18	0.93%	4.66

Real Estate
Actual

Class I	$1,000.00	$794.40	0.98%	$4.36

Class P	1,000.00	795.20	0.78%	3.47
Hypothetical

Class I	$1,000.00	$1,019.93	0.98%	$4.91

Class P	1,000.00	1,020.93	0.78%	3.91

Technology
Actual

Class I	$1,000.00	$686.40	1.14%	$4.77

Class P	1,000.00	687.10	0.94%	3.93
Hypothetical

Class I	$1,000.00	$1,019.14	1.14%	$5.71

Class P	1,000.00	1,020.13	0.94%	4.71

ESG Diversified (2)
Actual

Class I	$1,000.00	$828.50	0.50%	$2.27

Class P	1,000.00	829.40	0.30%	1.36
Hypothetical

Class I	$1,000.00	$1,022.32	0.50%	$2.51

Class P	1,000.00	1,023.31	0.30%	1.51

ESG Diversified Growth (2)
Actual

Class I	$1,000.00	$809.90	0.50%	$2.24

Class P	1,000.00	810.70	0.30%	1.35
Hypothetical

Class I	$1,000.00	$1,022.32	0.50%	$2.51

Class P	1,000.00	1,023.31	0.30%	1.51

PSF DFA Balanced Allocation (2)
Actual

Class D	$1,000.00	$841.70	0.48%	$2.19

Class P	1,000.00	842.70	0.23%	1.05
Hypothetical

Class D	$1,000.00	$1,022.41	0.48%	$2.41

Class P	1,000.00	1,023.65	0.23%	1.15

Pacific Dynamix-Conservative Growth (2)
Actual

Class I	$1,000.00	$854.10	0.39%	$1.79

Class P	1,000.00	855.00	0.19%	0.87
Hypothetical

Class I	$1,000.00	$1,022.86	0.39%	$1.96

Class P	1,000.00	1,023.85	0.19%	0.95

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
Pacific Dynamix-Moderate Growth (2)
Actual

Class I	$1,000.00	$832.90	0.39%	$1.77

Class P	1,000.00	833.80	0.19%	0.86
Hypothetical

Class I	$1,000.00	$1,022.86	0.39%	$1.96

Class P	1,000.00	1,023.85	0.19%	0.95

Pacific Dynamix-Growth (2)
Actual

Class I	$1,000.00	$814.90	0.39%	$1.75

Class P	1,000.00	815.70	0.19%	0.86
Hypothetical

Class I	$1,000.00	$1,022.86	0.39%	$1.96

Class P	1,000.00	1,023.85	0.19%	0.95

Portfolio Optimization Conservative (2)
Actual

Class I	$1,000.00	$867.50	0.32%	$1.48

Class P	1,000.00	868.40	0.12%	0.56
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Moderate-Conservative (2)
Actual

Class I	$1,000.00	$847.40	0.32%	$1.47

Class P	1,000.00	848.30	0.12%	0.55
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Moderate (2)
Actual

Class I	$1,000.00	$833.70	0.32%	$1.45

Class P	1,000.00	834.50	0.12%	0.55
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Growth (2)
Actual

Class I	$1,000.00	$815.90	0.32%	$1.44

Class P	1,000.00	816.70	0.12%	0.54
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Aggressive-Growth (2)
Actual

Class I	$1,000.00	$803.60	0.32%	$1.43

Class P	1,000.00	804.40	0.12%	0.54
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio	Beginning Account Value at 01/01/22	Ending Account Value at 06/30/22	Annualized Expense Ratio	Expenses Paid During the Period 01/01/22- 06/30/22 (1)
PD 1-3 Year Corporate Bond
Actual

Class P	$1,000.00	$965.90	0.22%	$1.07
Hypothetical

Class P	$1,000.00	$1,023.70	0.22%	$1.10

PD Aggregate Bond Index
Actual

Class P	$1,000.00	$896.20	0.19%	$0.89
Hypothetical

Class P	$1,000.00	$1,023.85	0.19%	$0.95

PD High Yield Bond Market
Actual

Class P	$1,000.00	$860.10	0.23%	$1.06
Hypothetical

Class P	$1,000.00	$1,023.65	0.23%	$1.15

PD Large-Cap Growth Index
Actual

Class P	$1,000.00	$718.70	0.17%	$0.72
Hypothetical

Class P	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index
Actual

Class P	$1,000.00	$869.90	0.17%	$0.79
Hypothetical

Class P	$1,000.00	$1,023.95	0.17%	$0.85

PD Mid-Cap Index
Actual

Class P	$1,000.00	$783.60	0.18%	$0.80
Hypothetical

Class P	$1,000.00	$1,023.90	0.18%	$0.90

PD Small-Cap Growth Index
Actual

Class P	$1,000.00	$705.00	0.24%	$1.01
Hypothetical

Class P	$1,000.00	$1,023.60	0.24%	$1.20

PD Small-Cap Value Index
Actual

Class P	$1,000.00	$824.90	0.21%	$0.95
Hypothetical

Class P	$1,000.00	$1,023.75	0.21%	$1.05

PD Emerging Markets Index
Actual

Class P	$1,000.00	$811.30	0.44%	$1.98
Hypothetical

Class P	$1,000.00	$1,022.61	0.44%	$2.21

PD International Large-Cap Index
Actual

Class P	$1,000.00	$826.90	0.21%	$0.95
Hypothetical

Class P	$1,000.00	$1,023.75	0.21%	$1.05

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)

The annualized expense ratios for the ESG Diversified, ESG Diversified Growth, PSF DFA Balanced Allocation, Pacific Dynamix, and Portfolio Optimization Portfolios do not include expenses of their respective Underlying Funds in which these Funds invest.

PACIFIC SELECT FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Trust has a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Oversight Committee (the “Committee”) of Pacific Life Fund Advisors LLC (the “Investment Adviser”) as the administrator of the Program. Personnel of the Investment Adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Committee.

Under the Program, the Committee manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. The report included, among other information, each Fund’s (i) investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed market conditions; (ii) short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (iii) holdings of cash and cash equivalents, as well as relevant borrowing arrangements.

The report indicated periods of volatility across various markets, though no significant liquidity events impacting any Fund were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, including affiliated sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds.

PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF DFA Balanced Allocation Portfolio (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained affiliated or unaffiliated firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all of the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at a meeting of the Trustees held on December 15, 2021.1

The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreement

At a virtual meeting held on March 23, 20222 (“Meeting”), the Board approved a change in sub-adviser, a new sub-advisory agreement and a fund name change for the Large-Cap Core Portfolio (formerly named Main Street Core Portfolio) (the “Fund”), effective on or about May 1, 2022. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life Insurance Company (“Pacific Life”) and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA – the investment adviser to the Trust – can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

At the Meeting, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, appointed J.P. Morgan Investment Management Inc. (“JPMorgan”) to serve as the sub-adviser for the Fund. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and JPMorgan with respect to the Fund (the “JPMorgan Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the JPMorgan Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s name, investment goal and principal investment strategies. These changes went into effect on May 1, 2022.

JPMorgan’s appointment as the sub-adviser and the Board’s approval of the JPMorgan Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by JPMorgan. PLFA and/or the Trust retained a transition agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of JPMorgan as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that JPMorgan be appointed as the new sub-adviser for the Fund and in evaluating the proposed JPMorgan Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of JPMorgan and PLFA’s analysis in reaching its

1

At the December 15th meeting, the Board did not consider the continuance of the Advisory Agreement relating to the ESG Diversified Portfolio and ESG Diversified Growth Portfolio, or the Sub-Advisory Agreements relating to the Emerging Markets Debt Portfolio, Hedged Equity Portfolio, International Growth Portfolio, International Small-Cap Portfolio, Mid-Cap Growth Portfolio, PD Emerging Markets Index Portfolio and PD International Large-Cap Index Portfolio as those agreements were not up for renewal at that time.

2

The Board approved reliance on relief provided by the SEC from in-person voting requirements of the 1940 Act for the March 23, 2022 Board meeting. This approval was based on the Board’s belief that, due to the circumstances related to current or potential effects of COVID-19, it was necessary or appropriate to rely on the in-person relief granted by the SEC and substitute the in-person meeting scheduled for March 23, 2022 with a virtual meeting. The Board also approved to undertake to satisfy the conditions subsequently required in the in-person relief, including ratification of these matters at the Board’s next in-person meeting, which occurred on June 22, 2022.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

conclusion to recommend JPMorgan as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the JPMorgan Sub-Advisory Agreement for the Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining JPMorgan as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by JPMorgan. In this regard, the Trustees considered various materials relating to JPMorgan, including copies of the proposed JPMorgan Sub-Advisory Agreement; copies of JPMorgan’s Form ADV; financial information; a written presentation from JPMorgan; a comprehensive report including an assessment by PLFA; responses from JPMorgan to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held virtually on March 23, 2022 from management and investment personnel from JPMorgan where all attendees could hear each other clearly.

The Trustees considered that under the JPMorgan Sub-Advisory Agreement, JPMorgan would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of JPMorgan, including the background and experience of JPMorgan’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved JPMorgan’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of JPMorgan’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to JPMorgan and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by JPMorgan.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by JPMorgan under the JPMorgan Sub-Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a large-cap strategy and PLFA’s identification of JPMorgan to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. However, the Trustees considered the investment process and techniques to be used by JPMorgan for the Fund and JPMorgan’s experience managing large-cap strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the JPMorgan Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same JPMorgan portfolio management team that would manage the Fund using similar investment strategies (the “JPMorgan Comparable Performance”), which included a comparison of the JPMorgan Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2021, and performance for each of the past ten calendar years. Additionally, the Trustees considered the standard deviation and risk-adjusted returns of the proprietary mutual fund during certain periods.

The Board determined that JPMorgan’s performance record with respect to a similarly managed mutual fund was acceptable.

    C. Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under another investment advisory contract of JPMorgan with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels, resulting in an increase in the retention by PLFA of its advisory fee. The Trustees considered that PLFA would retain the sub-advisory fee savings and that PLFA will monitor and report to the Board on the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend changes to the Board as deemed appropriate. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by JPMorgan for other similarly managed funds, the Trustees noted that there were differences in: (i) the size and type of account, (ii) the services provided to each, (iii) the nature and size of the overall relationship with JPMorgan, and/or (iv) regulatory differences that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and JPMorgan, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase, and would likely decrease, as a result of this sub-adviser change.

The Board concluded that the compensation payable under the JPMorgan Sub-Advisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to JPMorgan of sub-advising the Fund and the projected profitability of the JPMorgan Sub-Advisory Agreement to JPMorgan, to the extent practicable based on the information provided by JPMorgan. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

arms’-length nature of the relationship between PLFA and JPMorgan with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the JPMorgan Sub-Advisory Agreement to JPMorgan is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for JPMorgan at this time was of limited utility. The Trustees also considered the impact of the sub-advisory change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of JPMorgan and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the JPMorgan Sub-Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA and JPMorgan concerning other benefits that may be received by JPMorgan and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with JPMorgan and the anticipated use of soft-dollars by JPMorgan. In this regard, the Trustees noted that JPMorgan represented that it does not anticipate using an affiliated broker-dealer and that it does anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by JPMorgan from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

    F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the JPMorgan Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the JPMorgan Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), Information Statements, and shareholder reports are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and the Treasurer of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the principal executive and principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	August 31, 2022

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	August 31, 2022